UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2019

Date of reporting period: August 31, 2018

Item 1. Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

AUGUST 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢  iShares Short Treasury Bond ETF | SHV | NASDAQ

➢  iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ

➢  iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ

➢  iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ

➢  iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca

➢  iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

Fund Summary as of August 31, 2018	iShares® Short Treasury Bond ETF

Investment Objective

The iShares ShortTreasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the ICE U.S. Treasury Short Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.87%	1.27%	0.42%	0.35%	1.27%	2.13%	3.58%
Fund Market	0.88	1.27	0.42	0.35	1.27	2.13	3.50
Index	0.96	1.45	0.55	0.49	1.45	2.78	4.97

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Short Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Short Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,008.70	$ 0.76		$1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments(a)
U. S. Government Obligations	100.0%

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments(a)
U. S. Treasury Bill, 1.91%, 11/01/18	22.5%
U. S. Treasury Bill, 1.88%, 10/25/18	10.1
U. S. Treasury Note/Bond, 1.50%, 02/28/19	8.6
U. S. Treasury Note/Bond, 1.63%, 04/30/19	7.1
U. S. Treasury Note/Bond, 1.25%, 11/30/18	6.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2018	iShares® 1-3 Year Treasury Bond ETF

Investment Objective

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.67%	(0.20)%	0.50%	1.04%	(0.20)%	2.50%	10.94%
Fund Market	0.68	(0.19)	0.50	1.04	(0.19)	2.50	10.87
Index	0.73	(0.08)	0.62	1.19	(0.08)	3.16	12.57

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 1-3 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,006.70	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
0-1 Year	6.1%
1-2 Years	51.5
2-3 Years	42.4

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 2.25%, 04/30/21	8.5%
U. S. Treasury Note/Bond, 2.13%, 08/31/20	5.7
U. S. Treasury Note/Bond, 1.25%, 03/31/21	5.5
U. S. Treasury Note/Bond, 1.63%, 06/30/20	4.4
U. S. Treasury Note/Bond, 1.50%, 05/31/20	3.9

(a)	Excludes money market funds.

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Fund Summary as of August 31, 2018	iShares® 3-7 Year Treasury Bond ETF

Investment Objective

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.00%	(1.92)%	1.39%	2.74%	(1.92)%	7.17%	30.99%
Fund Market	0.97	(1.97)	1.41	2.73	(1.97)	7.26	30.90
Index	1.05	(1.83)	1.49	2.88	(1.83)	7.69	32.77

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICEU.S. Treasury 3-7 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,010.00	$0.76		$1,000.00	$1,024.40	$0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
2-3 Years	5.0%
3-4 Years	32.2
4-5 Years	14.8
5-6 Years	29.9
6-7 Years	15.1
7-8 Years	3.0

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
U. S. Treasury Note/Bond, 1.88%, 04/30/22	7.8%
U. S. Treasury Note/Bond, 2.75%, 02/15/24	7.6
U. S. Treasury Note/Bond, 2.38%, 08/15/24	6.8
U. S. Treasury Note/Bond, 2.00%, 02/15/25	6.1
U. S. Treasury Note/Bond, 2.50%, 05/15/24	5.3

(a) Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of August 31, 2018	iShares® 7-10 Year Treasury Bond ETF

Investment Objective

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.64%	(3.16)%	2.34%	3.86%	(3.16)%	12.29%	46.00%
Fund Market	1.54	(3.27)	2.37	3.83	(3.27)	12.43	45.67
Index	1.68	(3.05)	2.41	3.97	(3.05)	12.64	47.55

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,016.40	$ 0.76		$ 1,000.00	$1,024.40	$0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
7-8 Years	35.9%
8-9 Years	57.0
9-10 Years	7.1

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
U. S. Treasury Note/Bond, 2.38%, 05/15/27	20.3%
U. S. Treasury Note/Bond, 1.63%, 02/15/26	14.5
U. S. Treasury Note/Bond, 2.25%, 08/15/27	14.4
U. S. Treasury Note/Bond, 2.25%, 02/15/27	13.6
U. S. Treasury Note/Bond, 1.63%, 05/15/26	13.6

(a)	Excludes money market funds.

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Fund Summary as of August 31, 2018	iShares® 10-20 Year Treasury Bond ETF

Investment Objective

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.00%	(3.56)%	3.25%	4.76%	(3.56)%	17.34%	59.23%
Fund Market	1.87	(3.66)	3.28	4.75	(3.66)	17.54	58.98
Index	2.04	(3.49)	3.34	4.85	(3.49)	17.83	60.57

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury 10-20 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,020.00	$ 0.76		$ 1,000.00	$1,024.40	$0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
8-9 Years	3.1%
9-10 Years	0.2
10-11 Years	24.1
11-12 Years	11.9
12-13 Years	10.9
17-18 Years	18.0
18-19 Years	12.1
19-20 Years	16.6
20-21 Years	1.0
21-22 Years	2.1

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
U. S. Treasury Note/Bond, 4.50%, 02/15/36	18.0%
U. S. Treasury Note/Bond, 4.38%, 02/15/38	16.6
U. S. Treasury Note/Bond, 5.00%, 05/15/37	12.1
U. S. Treasury Note/Bond, 6.25%, 05/15/30	11.9
U. S. Treasury Note/Bond, 6.13%, 08/15/29	11.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of August 31, 2018	iShares 20+ Year Treasury Bond ETF

Investment Objective

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.52%	(2.76)%	5.39%	5.83%	(2.76)%	30.02%	76.24%
Fund Market	3.22	(3.01)	5.45	5.81	(3.01)	30.38	75.83
Index	3.58	(2.69)	5.46	5.93	(2.69)	30.45	77.90

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,035.20	$ 0.77		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
15-20 Years	0.9%
More than 20 Years	99.1

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 2.50%, 02/15/45	9.3%
U. S. Treasury Note/Bond, 2.50%, 02/15/46	7.6
U. S. Treasury Note/Bond, 3.00%, 11/15/45	6.7
U. S. Treasury Note/Bond, 3.13%, 08/15/44	6.6
U. S. Treasury Note/Bond, 2.88%, 05/15/43	6.4

(a)	Excludes money market funds.

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About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E	11

Schedule of Investments (unaudited) August 31, 2018	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations

U.S. Government Obligations — 97.9%
U.S. Treasury Bill
1.34%, 09/13/18 (a)	$11,272	$11,266,618
1.55%, 09/20/18 (a)	306,072	305,811,839
1.65%, 09/27/18 (a)	134,435	134,271,382
1.85%, 10/18/18 (a)	11,200	11,172,862
1.88%, 10/25/18 (a)	1,506,718	1,502,462,305
1.91%, 11/01/18 (a)	3,364,230	3,353,321,955
U.S. Treasury Note/Bond
0.75%, 08/15/19	71,447	70,305,523
0.88%, 10/15/18	87,235	87,123,669
0.88%, 06/15/19	44,576	44,050,142
1.00%, 03/15/19	16,864	16,752,671
1.00%, 06/30/19	8,608	8,510,488
1.00%, 08/31/19	44,540	43,896,258
1.25%, 10/31/18	178,581	178,360,742
1.25%, 11/15/18	8,769	8,754,854
1.25%, 11/30/18	1,008,794	1,006,701,660
1.25%, 03/31/19	354,608	352,488,664
1.25%, 04/30/19	57,214	56,805,009
1.25%, 06/30/19	144,122	142,765,227
1.25%, 08/31/19	182,700	180,494,754
1.38%, 09/30/18	450,472	450,269,288
1.38%, 12/31/18	371,703	370,743,839
1.38%, 02/28/19	613,391	610,707,414
1.50%, 12/31/18	729,195	727,602,460
1.50%, 01/31/19	554,131	552,442,629
1.50%, 02/28/19	1,288,080	1,283,249,700
1.50%, 03/31/19	41,660	41,474,483
1.50%, 05/31/19	442,489	439,619,733

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
1.63%, 03/31/19	$671,063	$668,494,090
1.63%, 04/30/19	1,059,351	1,054,343,914
1.63%, 06/30/19	276,590	274,774,878
1.63%, 07/31/19	104,985	104,205,814
1.63%, 08/31/19	11,750	11,651,318
1.75%, 10/31/18	22,520	22,509,488
3.13%, 05/15/19	73,300	73,669,363
3.63%, 08/15/19	545,215	550,986,613
8.13%, 08/15/19	73,984	77,865,270
8.75%, 08/15/20	90,000	100,364,063

Total U.S. Government Obligations — 97.9%
(Cost: $14,935,189,683)		14,930,290,979

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(b)(c)	1,417,621	1,417,621,282

Total Money Market Funds — 9.3%
(Cost: $1,417,621,282)		1,417,621,282

Total Investments in Securities — 107.2%
(Cost: $16,352,810,965)		16,347,912,261

Other Assets, Less Liabilities — (7.2)%		(1,094,509,624)

Net Assets — 100.0%		$15,253,402,637

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	734,819	682,802	1,417,621	$1,417,621,282	$2,504,877	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Short Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$14,930,290,979	$—	$14,930,290,979
Money Market Funds	1,417,621,282	—	—	1,417,621,282

	$1,417,621,282	$14,930,290,979	$—	$16,347,912,261

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) August 31, 2018	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations

U.S. Government Obligations — 98.3%
U.S. Treasury Note/Bond
0.75%, 07/15/19	$290,934	$286,763,188
0.88%, 09/15/19	4,723	4,645,698
1.00%, 09/30/19	2,181	2,146,496
1.00%, 10/15/19	180,846	177,857,802
1.00%, 11/15/19	111,390	109,388,461
1.13%, 03/31/20	6,678	6,528,006
1.13%, 04/30/20	81,433	79,492,605
1.13%, 02/28/21	152,019	146,383,609
1.13%, 08/31/21	521,300	497,821,138
1.25%, 02/29/20	22,446	22,014,616
1.25%, 03/31/21	765,248	738,314,859
1.38%, 07/31/19	111,256	110,191,246
1.38%, 09/30/19	85,819	84,796,547
1.38%, 12/15/19	83,430	82,201,363
1.38%, 01/15/20	278,218	273,838,239
1.38%, 02/15/20	111,584	109,692,303
1.38%, 02/29/20	351,387	345,223,609
1.38%, 03/31/20	143,890	141,192,062
1.38%, 04/30/20	482,225	472,655,848
1.38%, 05/31/20	416,290	407,525,143
1.38%, 08/31/20	6,870	6,702,812
1.38%, 09/30/20	28,573	27,846,397
1.38%, 10/31/20	2,695	2,623,204
1.38%, 01/31/21	144,259	139,925,595
1.38%, 04/30/21	449,576	434,613,549
1.50%, 11/30/19	59,725	58,973,772
1.50%, 04/15/20	2,102	2,065,626
1.50%, 05/15/20	231,329	227,072,907
1.50%, 05/31/20	530,430	520,401,558
1.50%, 06/15/20	309,265	303,285,071
1.50%, 07/15/20	252,813	247,667,861
1.63%, 07/31/19	255,837	253,938,208
1.63%, 08/31/19	160,028	158,684,014
1.63%, 12/31/19	290,296	286,769,356
1.63%, 03/15/20	107,305	105,758,299
1.63%, 06/30/20	600,440	589,768,116
1.63%, 07/31/20	54,550	53,533,580
1.63%, 10/15/20	24,780	24,261,169
1.63%, 11/30/20	248,712	243,154,841
1.75%, 09/30/19	334,518	331,865,376
1.75%, 10/31/20	24,780	24,315,375
1.75%, 12/31/20	130,407	127,742,825

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
1.88%, 06/30/20	$204,055	$201,392,719
2.00%, 07/31/20	484,632	479,028,442
2.00%, 09/30/20	145,657	143,785,080
2.00%, 11/30/20	456,374	449,849,276
2.00%, 02/28/21	82,327	80,992,402
2.00%, 05/31/21	91,465	89,817,916
2.13%, 08/31/20	783,100	775,452,543
2.13%, 01/31/21	268,198	264,803,619
2.13%, 06/30/21	29,071	28,626,986
2.13%, 08/15/21	125,000	122,983,399
2.25%, 03/31/21	240,059	237,517,750
2.25%, 04/30/21	1,157,315	1,144,566,458
2.25%, 07/31/21	101,465	100,212,541
2.38%, 04/30/20	24,780	24,686,107
2.38%, 12/31/20	250,918	249,330,161
2.38%, 03/15/21	27,744	27,540,255
2.63%, 08/15/20	30,561	30,557,419
2.63%, 11/15/20	373,963	373,627,017
3.38%, 11/15/19	4,594	4,638,684
3.50%, 05/15/20	365,416	370,711,678
3.63%, 08/15/19	19,042	19,243,577
3.63%, 02/15/20	4,594	4,661,115
8.75%, 08/15/20	5,894	6,572,731

		13,500,240,224

Total U.S. Government Obligations — 98.3%
(Cost: $13,630,109,336)		13,500,240,224

Short-Term Investments
Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(a)(b)	279,786	279,785,873

Total Short-Term Investments — 2.0%
(Cost: $279,785,873)		279,785,873

Total Investments in Securities — 100.3%
(Cost: $13,909,895,209)		13,780,026,097
Other Assets, Less Liabilities — (0.3)%		(40,774,525)

Net Assets — 100.0%		$13,739,251,572

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	60,794	218,992	279,786	$279,785,873	$2,367,517	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® 1-3 Year Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$13,500,240,224	$—	$13,500,240,224
Money Market Funds	279,785,873	—	—	279,785,873

	$279,785,873	$13,500,240,224	$—	$13,780,026,097

See notes to financial statements.

S C H E D U L E OF I N V E S T M E N T S	15

Schedule of Investments (unaudited) August 31, 2018	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond
1.13%, 08/31/21	$8,076	$7,712,265
1.38%, 06/30/23	28,518	26,771,366
1.38%, 08/31/23	10,308	9,652,476
1.50%, 01/31/22	177,103	170,129,569
1.50%, 02/28/23	14,275	13,532,811
1.63%, 08/15/22	14,000	13,425,234
1.63%, 08/31/22	44,000	42,169,531
1.63%, 11/15/22	7,159	6,845,234
1.63%, 04/30/23	91,039	86,632,474
1.75%, 11/30/21	15,740	15,273,334
1.75%, 02/28/22	100,729	97,510,394
1.75%, 03/31/22	130,692	126,388,353
1.75%, 04/30/22	27,030	26,118,793
1.75%, 05/15/22	88,000	85,002,500
1.75%, 05/31/22	51,321	49,544,812
1.75%, 06/30/22	58,498	56,430,004
1.75%, 09/30/22	29,413	28,305,417
1.75%, 01/31/23	10,424	10,000,525
1.75%, 05/15/23	398,718	381,460,987
1.88%, 01/31/22	252,836	245,922,516
1.88%, 02/28/22	27,728	26,952,580
1.88%, 03/31/22	222,631	216,230,164
1.88%, 04/30/22	597,384	579,765,838
1.88%, 08/31/22	108,769	105,259,501
1.88%, 09/30/22	210,384	203,456,120
2.00%, 08/31/21	256,316	251,199,692
2.00%, 10/31/21	220,752	216,052,397
2.00%, 12/31/21	91,432	89,367,637
2.00%, 10/31/22	55,059	53,476,054
2.00%, 11/30/22	5,573	5,409,946
2.00%, 02/15/23	67,269	65,208,887
2.00%, 04/30/24	9,805	9,409,736
2.00%, 05/31/24	18,098	17,357,820
2.00%, 06/30/24	51,238	49,110,422
2.00%, 02/15/25	474,383	452,016,582
2.13%, 08/15/21	115,046	113,189,985
2.13%, 09/30/21	60,423	59,398,740
2.13%, 06/30/22	168,168	164,509,033
2.13%, 12/31/22	4,958	4,834,244
2.13%, 11/30/23	272,900	264,552,709

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 02/29/24	$146,933	$142,157,871
2.13%, 03/31/24	32,902	31,812,121
2.13%, 07/31/24	23,886	23,035,061
2.13%, 09/30/24	23,886	23,008,003
2.13%, 05/15/25	290,043	278,044,736
2.25%, 07/31/21	1,534	1,515,065
2.25%, 12/31/23	92,636	90,312,863
2.25%, 01/31/24	23,788	23,178,432
2.25%, 11/15/24	351,371	340,582,814
2.25%, 11/15/25	230,498	222,070,417
2.38%, 01/31/23	44,720	44,050,947
2.38%, 08/15/24	515,347	503,771,822
2.50%, 03/31/23	38,620	38,227,766
2.50%, 05/15/24	397,932	392,211,727
2.63%, 02/28/23	3,190	3,175,795
2.75%, 04/30/23	100,620	100,663,235
2.75%, 11/15/23	93,392	93,395,648
2.75%, 02/15/24	563,328	562,975,920
2.75%, 02/28/25	7,198	7,181,692
2.88%, 05/31/25	20,000	20,086,719
7.13%, 02/15/23	11,593	13,713,153

		7,400,758,489

Total U.S. Government Obligations — 99.6% (Cost: $7,579,165,570)		7,400,758,489

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(a)(b)	48,176	48,176,496

Total Short-Term Investments — 0.6% (Cost: $48,176,496)		48,176,496

Total Investments in Securities — 100.2% (Cost: $7,627,342,066)		7,448,934,985

Other Assets, Less Liabilities — (0.2)%		(16,203,947)

Net Assets — 100.0%		$7,432,731,038

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	44,585	3,591	48,176	$48,176,496	$135,368	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)(continued) August 31, 2018	iShares® 3-7 Year Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$7,400,758,489	$—	$7,400,758,489
Money Market Funds	48,176,496	—	—	48,176,496

	$48,176,496	$7,400,758,489	$—	$7,448,934,985

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) August 31, 2018	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 100.5%
U.S. Treasury Note/Bond
1.50%, 08/15/26	$281,281	$254,834,265
1.63%, 02/15/26	1,466,029	1,348,918,668
1.63%, 05/15/26	1,379,077	1,265,410,881
2.00%, 11/15/26	858,902	806,663,314
2.25%, 11/15/25	483,348	465,675,685
2.25%, 02/15/27	1,324,355	1,266,000,703
2.25%, 08/15/27	1,408,876	1,342,175,003
2.25%, 11/15/27	69,678	66,292,085
2.38%, 05/15/27	1,955,316	1,885,810,328
2.75%, 02/15/28	479,352	475,063,949
2.88%, 05/15/28	88,396	88,499,189
5.50%, 08/15/28	29,264	35,915,844

		9,301,259,914

Total U.S. Government Obligations — 100.5% (Cost: $9,529,231,985)		9,301,259,914

Security	Shares (000)	Value
Short-Term Investments
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(a)(b)	65,886	$65,885,644

Total Short-Term Investments — 0.7% (Cost: $65,885,644)		65,885,644

Total Investments in Securities — 101.2% (Cost: $9,595,117,629)		9,367,145,558
Other Assets, Less Liabilities — (1.2)%		(115,371,460)

Net Assets — 100.0%		$9,251,774,098

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,151	28,735	65,886	$65,885,644	$183,526	(b)	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$9,301,259,914	$—	$9,301,259,914
Money Market Funds	65,885,644	—	—	65,885,644

	$65,885,644	$9,301,259,914	$—	$9,367,145,558

See notes to financial statements.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2018	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond
2.38%, 05/15/27	$19,119	$18,439,765
4.25%, 05/15/39	4,795	5,756,622
4.38%, 02/15/38	80,135	97,295,159
4.38%, 11/15/39	10,262	12,545,295
4.50%, 02/15/36	86,398	105,307,322
5.00%, 05/15/37	54,509	70,876,215
5.25%, 11/15/28	29,194	35,322,217
5.25%, 02/15/29	32,249	39,165,020
5.38%, 02/15/31	50,815	64,003,080
5.50%, 08/15/28	995	1,220,923
6.13%, 08/15/29	50,605	66,007,506
6.25%, 05/15/30	52,378	69,845,635

		585,784,759

Total U.S. Government Obligations — 99.2% (Cost: $613,920,485)		585,784,759

Security	Shares (000)	Value
Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(a)(b)	11,879	$11,878,869

Total Short-Term Investments — 2.0% (Cost: $11,878,869)		11,878,869

Total Investments in Securities — 101.2% (Cost: $625,799,354)		597,663,628
Other Assets, Less Liabilities — (1.2)%		(6,798,910)

Net Assets — 100.0%		$590,864,718

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,827	2,052	11,879	$11,878,869	$54,972	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$585,784,759	$—	$585,784,759
Money Market Funds	11,878,869	—	—	11,878,869

	$11,878,869	$585,784,759	$—	$597,663,628

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) August 31, 2018	iShares 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
2.50%, 02/15/45	$792,986	$719,325,492
2.50%, 02/15/46	651,841	589,585,546
2.50%, 05/15/46	506,463	457,854,062
2.75%, 08/15/42	259,947	248,807,961
2.75%, 11/15/42	247,869	237,111,968
2.75%, 08/15/47	390,950	371,249,692
2.75%, 11/15/47	113,934	108,170,541
2.88%, 05/15/43	508,442	496,923,100
2.88%, 08/15/45	281,637	274,628,885
2.88%, 11/15/46	327,732	319,398,267
3.00%, 11/15/44	277,288	276,984,716
3.00%, 05/15/45	33,550	33,509,173
3.00%, 11/15/45	521,715	521,042,478
3.00%, 02/15/47	62,279	62,203,684
3.00%, 05/15/47	266,387	265,908,135
3.13%, 11/15/41	6,074	6,209,479
3.13%, 02/15/43	238,020	242,975,854
3.13%, 08/15/44	501,483	512,159,102
3.38%, 05/15/44	164,823	175,704,106
3.63%, 08/15/43	262,172	290,549,628
3.75%, 08/15/41	9,031	10,169,527
3.75%, 11/15/43	222,183	251,309,350
3.88%, 08/15/40	243,029	278,258,941
4.25%, 05/15/39	97,410	116,945,392
4.25%, 11/15/40	307,666	371,013,829

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
4.38%, 02/15/38	$26,272	$31,897,417
4.38%, 11/15/39	108,123	132,179,878
4.38%, 05/15/40	4,517	5,529,076
4.50%, 02/15/36	378	461,341
4.50%, 05/15/38	23,712	29,266,598
4.63%, 02/15/40	243,172	307,051,639
5.00%, 05/15/37	4,878	6,343,254

		7,750,728,111

Total U.S. Government Obligations — 99.1% (Cost: $8,205,038,466)		7,750,728,111

Short-Term Investments
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(a)(b)	82,034	82,033,841

Total Short-Term Investments — 1.0% (Cost: $82,033,841)		82,033,841

Total Investments in Securities — 100.1% (Cost: $8,287,072,307)		7,832,761,952
Other Assets, Less Liabilities — (0.1)%		(10,986,472)

Net Assets — 100.0%		$7,821,775,480

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	110,138	(28,104)	82,034	$82,033,841	$387,563	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$7,750,728,111	$—	$7,750,728,111
Money Market Funds	82,033,841	—	—	82,033,841

	$82,033,841	$7,750,728,111	$—	$7,832,761,952

See notes to financial statements.

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2018

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$14,930,290,979	$13,500,240,224	$7,400,758,489	$9,301,259,914
Affiliated(b)	1,417,621,282	279,785,873	48,176,496	65,885,644
Receivables:
Investments sold	—	504,966,287	505,649,691	184,343,307
Securities lending income — Affiliated	—	—	—	713
Capital shares sold	—	2,569,067	100,652	151,049
Dividends	831,113	431,962	34,816	67,975
Interest	28,986,617	52,610,265	31,920,669	34,788,891

Total assets	16,377,729,991	14,340,603,678	7,986,640,813	9,586,497,493

LIABILITIES
Payables:
Investments purchased	1,117,231,063	599,248,210	552,870,842	333,559,103
Capital shares redeemed	5,155,177	394,411	101,358	—
Investment advisory fees	1,941,114	1,709,485	937,575	1,164,292

Total liabilities	1,124,327,354	601,352,106	553,909,775	334,723,395

NET ASSETS	$15,253,402,637	$13,739,251,572	$7,432,731,038	$9,251,774,098

NET ASSETS CONSIST OF:
Paid-in capital	$15,231,547,871	$13,949,337,081	$7,730,934,130	$9,784,211,856
Undistributed net investment income	27,119,034	20,844,569	11,627,856	18,707,198
Accumulated net realized loss	(365,564)	(101,060,966)	(131,423,867)	(323,172,885)
Net unrealized depreciation	(4,898,704)	(129,869,112)	(178,407,081)	(227,972,071)

NET ASSETS	$15,253,402,637	$13,739,251,572	$7,432,731,038	$9,251,774,098

Shares outstanding	138,100,000	164,900,000	61,900,000	90,100,000

Net asset value	$110.45	$83.32	$120.08	$102.68

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$14,935,189,683	$13,630,109,336	$7,579,165,570	$9,529,231,985
(b) Investments, at cost — Affiliated	$1,417,621,282	$279,785,873	$48,176,496	$65,885,644

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Assets and Liabilities (unaudited) (continued)

August 31, 2018

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$585,784,759	$7,750,728,111
Affiliated(b)	11,878,869	82,033,841
Receivables:
Investments sold	9,718,376	144,105,238
Capital shares sold	—	3,519,052
Dividends	14,641	86,898
Interest	3,254,442	40,256,440

Total assets	610,651,087	8,020,729,580

LIABILITIES
Payables:
Investments purchased	19,711,570	197,138,345
Capital shares redeemed	—	844,572
Investment advisory fees	74,799	971,183

Total liabilities	19,786,369	198,954,100

NET ASSETS	$590,864,718	$7,821,775,480

NET ASSETS CONSIST OF:
Paid-in capital	$638,478,200	$8,491,917,698
Undistributed net investment income	1,349,850	16,749,387
Accumulated net realized loss	(20,827,606)	(232,581,250)
Net unrealized depreciation	(28,135,726)	(454,310,355)

NET ASSETS	$590,864,718	$7,821,775,480

Shares outstanding	4,500,000	64,500,000

Net asset value	$131.30	$121.27

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$613,920,485	$8,205,038,466
(b) Investments, at cost — Affiliated	$11,878,869	$82,033,841

See notes to financial statements.

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2018

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF
INVESTMENT INCOME
Dividends — Affiliated	$2,483,426	$2,367,517	$135,368	$182,813
Interest — Unaffiliated	123,137,185	119,509,237	76,831,581	104,169,345
Securities lending income — Affiliated — net	21,451	—	—	713

Total investment income	125,642,062	121,876,754	76,966,949	104,352,871

EXPENSES
Investment advisory fees	10,283,597	9,719,705	5,544,023	6,496,825

Total expenses	10,283,597	9,719,705	5,544,023	6,496,825

Net investment income	115,358,465	112,157,049	71,422,926	97,856,046

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	386,515	(32,856,111)	(50,490,805)	(171,850,419)
In-kind redemptions — Unaffiliated	(6,779)	1,155,559	(1,394,699)	13,447,487

Net realized gain (loss)	379,736	(31,700,552)	(51,885,504)	(158,402,932)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	4,370,954	8,838,393	51,654,571	214,175,804

Net change in unrealized appreciation (depreciation)	4,370,954	8,838,393	51,654,571	214,175,804

Net realized and unrealized gain (loss)	4,750,690	(22,862,159)	(230,933)	55,772,872

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,109,155	$89,294,890	$71,191,993	$153,628,918

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Operations (unaudited) (continued)

Six Months Ended August 31, 2018

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$54,972	$387,563
Interest — Unaffiliated	6,809,278	100,123,845

Total investment income	6,864,250	100,511,408

EXPENSES
Investment advisory fees	422,413	5,382,984

Total expenses	422,413	5,382,984

Net investment income	6,441,837	95,128,424

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(11,013,707)	(80,469,594)
In-kind redemptions — Unaffiliated	328,958	21,080,718

Net realized loss	(10,684,749)	(59,388,876)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	15,958,656	209,989,843

Net change in unrealized appreciation (depreciation)	15,958,656	209,989,843

Net realized and unrealized gain	5,273,907	150,600,967

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,715,744	$245,729,391

See notes to financial statements.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Short Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF
	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$115,358,465	$55,757,836	$112,157,049	$118,354,568
Net realized gain (loss)	379,736	(470,728)	(31,700,552)	(62,914,615)
Net change in unrealized appreciation (depreciation)	4,370,954	(9,451,700)	8,838,393	(89,857,981)

Net increase (decrease) in net assets resulting from operations	120,109,155	45,835,408	89,294,890	(34,418,028)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(97,526,645)	(48,341,095)	(103,815,034)	(113,449,546)

Decrease in net assets resulting from distributions to shareholders	(97,526,645)	(48,341,095)	(103,815,034)	(113,449,546)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,724,216,883	5,061,436,765	2,472,623,819	379,399,535

NET ASSETS
Total increase in net assets	5,746,799,393	5,058,931,078	2,458,103,675	231,531,961
Beginning of period	9,506,603,244	4,447,672,166	11,281,147,897	11,049,615,936

End of period	$15,253,402,637	$9,506,603,244	$13,739,251,572	$11,281,147,897

Undistributed net investment income included in net assets at end of period	$27,119,034	$9,287,214	$20,844,569	$12,502,554

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Changes in Net Assets (continued)

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$71,422,926	$112,128,958	$97,856,046	$141,638,432
Net realized loss	(51,885,504)	(53,703,643)	(158,402,932)	(64,764,674)
Net change in unrealized appreciation (depreciation)	51,654,571	(140,080,012)	214,175,804	(208,227,814)

Net increase (decrease) in net assets resulting from operations	71,191,993	(81,654,697)	153,628,918	(131,354,056)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(69,763,091)	(108,689,655)	(92,675,256)	(138,121,408)

Decrease in net assets resulting from distributions to shareholders	(69,763,091)	(108,689,655)	(92,675,256)	(138,121,408)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	361,650,812	934,145,280	826,455,696	1,552,995,777

NET ASSETS
Total increase in net assets	363,079,714	743,800,928	887,409,358	1,283,520,313
Beginning of period	7,069,651,324	6,325,850,396	8,364,364,740	7,080,844,427

End of period	$7,432,731,038	$7,069,651,324	$9,251,774,098	$8,364,364,740

Undistributed net investment income included in net assets at end of period	$11,627,856	$9,968,021	$18,707,198	$13,526,408

See notes to financial statements.

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,441,837	$9,720,653	$95,128,424	$180,761,926
Net realized loss	(10,684,749)	(8,006,669)	(59,388,876)	(32,941,734)
Net change in unrealized appreciation (depreciation)	15,958,656	(10,345,999)	209,989,843	(116,258,623)

Net increase (decrease) in net assets resulting from operations	11,715,744	(8,632,015)	245,729,391	31,561,569

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,941,914)	(9,528,930)	(93,485,847)	(175,880,673)

Decrease in net assets resulting from distributions to shareholders	(5,941,914)	(9,528,930)	(93,485,847)	(175,880,673)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	77,600,576	(13,512,158)	950,863,896	1,607,671,084

NET ASSETS
Total increase (decrease) in net assets	83,374,406	(31,673,103)	1,103,107,440	1,463,351,980
Beginning of period	507,490,312	539,163,415	6,718,668,040	5,255,316,060

End of period	$590,864,718	$507,490,312	$7,821,775,480	$6,718,668,040

Undistributed net investment income included in net assets at end of period	$1,349,850	$849,927	$16,749,387	$15,106,810

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Financial Highlights

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15		Year Ended 02/28/14

Net asset value, beginning of period	$110.29		$110.36	$110.29	$110.26	$110.23		$110.21

Net investment income(a)	0.94		1.01	0.42	0.09	0.00	(b)	0.00	(b)
Net realized and unrealized gain (loss)(c)	0.02		(0.22)	0.05	(0.02)	0.03		0.02

Net increase from investment operations	0.96		0.79	0.47	0.07	0.03		0.02

Distributions
From net investment income	(0.80)		(0.86)	(0.40)	(0.04)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.80)		(0.86)	(0.40)	(0.04)	(0.00	)(b)	(0.00	)(b)

Net asset value, end of period	$110.45		$110.29	$110.36	$110.29	$110.26		$110.23

Total Return
Based on net asset value	0.87	%(d)	0.71%	0.44%	0.07%	0.03%		0.02%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%		0.15%

Total expenses after fees waived	0.15	%(e)	0.15%	0.15%	0.13%	0.08%		0.12%

Net investment income	1.68	%(e)	0.91%	0.38%	0.08%	0.00	%(f)	0.00	%(f)

Supplemental Data
Net assets, end of period (000)	$15,253,403		$9,506,603	$4,447,672	$5,867,274	$5,435,886		$2,623,515

Portfolio turnover rate(g)	17	%(d)	47%	78%	0%	1%		97%

(a)	Based on average shares outstanding.

(b)	Rounds to less than $0.01.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.

(e)	Annualized.

(f)	Rounds to less than 0.01%.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$83.44		$84.54	$84.93	$84.70	$84.55	$84.46

Net investment income(a)	0.73		0.89	0.62	0.49	0.33	0.23
Net realized and unrealized gain (loss)(b)		(0.17)	(1.13)	(0.40)	0.21	0.14	0.08

Net increase (decrease) from investment operations	0.56		(0.24)	0.22	0.70	0.47	0.31

Distributions
From net investment income		(0.68)	(0.86)	(0.61)	(0.47)	(0.32)	(0.22)

Total distributions		(0.68)	(0.86)	(0.61)	(0.47)	(0.32)	(0.22)

Net asset value, end of period	$83.32		$83.44	$84.54	$84.93	$84.70	$84.55

Total Return
Based on net asset value	0.67	%(c)	(0.29)%	0.26%	0.83%	0.55%	0.37%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.73	%(d)	1.06%	0.73%	0.58%	0.39%	0.27%

Supplemental Data
Net assets, end of period (000)	$13,739,252		$11,281,148	$11,049,616	$12,875,581	$7,817,715	$11,752,875

Portfolio turnover rate(e)	28	%(c)	85%	66%	76%	122%	136%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$120.03		$123.07	$125.75	$123.34	$121.64	$123.38

Net investment income(a)	1.17		1.93	1.63	1.72	1.61	1.07
Net realized and unrealized gain (loss)(b)	0.02		(3.10)	(2.69)	2.40	1.63	(1.84)

Net increase (decrease) from investment operations	1.19		(1.17)	(1.06)	4.12	3.24	(0.77)

Distributions
From net investment income		(1.14)	(1.87)	(1.62)	(1.71)	(1.54)	(0.97)

Total distributions		(1.14)	(1.87)	(1.62)	(1.71)	(1.54)	(0.97)

Net asset value, end of period	$120.08		$120.03	$123.07	$125.75	$123.34	$121.64

Total Return
Based on net asset value	1.00	%(c)	(0.98)%	(0.85)%	3.38%	2.68%	(0.62)%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.93	%(d)	1.57%	1.31%	1.39%	1.32%	0.88%

Supplemental Data
Net assets, end of period (000)	$7,432,731		$7,069,651	$6,325,850	$6,727,650	$4,958,114	$6,313,349

Portfolio turnover rate(e)	24	%(c)	66%	45%	41%	58%	57%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$102.13		$105.68	$110.51	$107.59	$102.44	$107.09

Net investment income(a)	1.16		1.97	1.88	2.00	2.21	1.84
Net realized and unrealized gain (loss)(b)	0.51		(3.59)	(4.81)	2.91	5.12	(4.69)

Net increase (decrease) from investment operations	1.67		(1.62)	(2.93)	4.91	7.33	(2.85)

Distributions
From net investment income		(1.12)	(1.93)	(1.90)	(1.99)	(2.18)	(1.80)

Total distributions		(1.12)	(1.93)	(1.90)	(1.99)	(2.18)	(1.80)

Net asset value, end of period	$102.68		$102.13	$105.68	$110.51	$107.59	$102.44

Total Return
Based on net asset value	1.64	%(c)	(1.59)%	(2.68)%	4.65%	7.24%	(2.66)%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.26	%(d)	1.86%	1.72%	1.87%	2.11%	1.78%

Supplemental Data
Net assets, end of period (000)	$9,251,774		$8,364,365	$7,080,844	$10,387,936	$7,369,931	$4,271,899

Portfolio turnover rate(e)	29	%(c)	46%	77%	56%	142%	116%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$130.13		$134.79	$141.36	$137.46	$126.25	$133.49

Net investment income(a)	1.50		2.53	2.52	2.85	2.94	2.77
Net realized and unrealized gain (loss)(b)	1.07		(4.68)	(6.58)	3.89	11.14	(7.08)

Net increase (decrease) from investment operations	2.57		(2.15)	(4.06)	6.74	14.08	(4.31)

Distributions
From net investment income		(1.40)	(2.51)	(2.51)	(2.84)	(2.87)	(2.93)

Total distributions		(1.40)	(2.51)	(2.51)	(2.84)	(2.87)	(2.93)

Net asset value, end of period	$131.30		$130.13	$134.79	$141.36	$137.46	$126.25

Total Return
Based on net asset value	2.00	%(c)	(1.66)%	(2.91)%	5.01%	11.28%	(3.22)%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.29	%(d)	1.87%	1.79%	2.09%	2.23%	2.16%

Supplemental Data
Net assets, end of period (000)	$590,865		$507,490	$539,163	$876,445	$453,615	$239,870

Portfolio turnover rate(e)	23	%(c)	27%	15%	37%	9%	19%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$118.70		$121.65	$130.77	$129.37	$108.52	$118.41

Net investment income(a)	1.60		3.11	3.06	3.15	3.38	3.29
Net realized and unrealized gain (loss)(b)	2.55		(2.98)	(9.06)	1.36	20.84	(9.85)

Net increase (decrease) from investment operations	4.15		0.13	(6.00)	4.51	24.22	(6.56)

Distributions
From net investment income		(1.58)	(3.08)	(3.12)	(3.11)	(3.37)	(3.33)

Total distributions		(1.58)	(3.08)	(3.12)	(3.11)	(3.37)	(3.33)

Net asset value, end of period	$121.27		$118.70	$121.65	$130.77	$129.37	$108.52

Total Return
Based on net asset value	3.52	%(c)	0.04%	(4.70)%	3.67%	22.69%	(5.52)%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.65	%(d)	2.51%	2.34%	2.54%	2.83%	3.00%

Supplemental Data
Net assets, end of period (000)	$7,821,775		$6,718,668	$5,255,316	$9,624,733	$7,594,272	$3,146,985

Portfolio turnover rate(e)	11	%(c)	25%	24%	37%	32%	33%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of jugement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Short Treasury Bond	$7,788
7-10 Year Treasury Bond	306

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Short Treasury Bond	$4,085,640,624	$—
1-3 Year Treasury Bond	1,601,563,325	3,013,888,661
3-7 Year Treasury Bond	344,291,014	1,665,879,719
7-10 Year Treasury Bond	44,069,157	550,597,673
10-20 Year Treasury Bond	70,638,495	62,613,024
20+ Year Treasury Bond	4,938,172	92,208,810

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
Short Treasury Bond	$770,135,890	$324,267,986
1-3 Year Treasury Bond	3,589,422,786	3,554,897,602
3-7 Year Treasury Bond	1,734,549,396	1,721,740,936
7-10 Year Treasury Bond	2,512,726,701	2,448,830,714
10-20 Year Treasury Bond	134,493,101	125,093,561
20+ Year Treasury Bond	830,614,348	791,623,909

For the six months ended August 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Short Treasury Bond	$7,101,959,098	$1,592,920,825
1-3 Year Treasury Bond	4,558,645,684	2,116,897,938
3-7 Year Treasury Bond	1,045,000,164	687,510,800
7-10 Year Treasury Bond	4,167,494,500	3,345,063,016
10-20 Year Treasury Bond	89,112,572	12,781,217
20+ Year Treasury Bond	7,377,580,005	6,438,074,255

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring	Expiring 2019	Total
Short Treasury Bond	$695,145	$—	$695,145
1-3 Year Treasury Bond	66,703,899	—	66,703,899
3-7 Year Treasury Bond	76,668,027	1,230	76,669,257
7-10 Year Treasury Bond	142,786,542	—	142,786,542
10-20 Year Treasury Bond	9,066,991	55,582	9,122,573
20+ Year Treasury Bond	144,098,686	—	144,098,686

As of August 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Treasury Bond	$16,352,861,120	$703,231	$(5,652,090)	$(4,948,859)
1-3 Year Treasury Bond	13,912,551,724	390,680	(132,916,307)	(132,525,627)
3-7 Year Treasury Bond	7,630,211,172	2,388,773	(183,664,960)	(181,276,187)
7-10 Year Treasury Bond	9,617,101,040	2,466,389	(252,421,871)	(249,955,482)
10-20 Year Treasury Bond	626,819,638	487,247	(29,643,257)	(29,156,010)
20+ Year Treasury Bond	8,316,165,995	3,368,421	(486,772,464)	(483,404,043)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/18		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount

Short Treasury Bond
Shares sold	66,700,000	$7,356,613,942	53,600,000	$5,910,694,619
Shares redeemed	(14,800,000)	(1,632,397,059)	(7,700,000)	(849,257,854)

Net increase	51,900,000	$5,724,216,883	45,900,000	$5,061,436,765

1-3 Year Treasury Bond
Shares sold	56,200,000	$4,679,144,041	28,300,000	$2,380,872,274
Shares redeemed	(26,500,000)	(2,206,520,222)	(23,800,000)	(2,001,472,739)

Net increase	29,700,000	$2,472,623,819	4,500,000	$379,399,535

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 08/31/18		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount

3-7 Year Treasury Bond
Shares sold	8,800,000	$1,055,751,445	23,900,000	$2,951,648,983
Shares redeemed	(5,800,000)	(694,100,633)	(16,400,000)	(2,017,503,703)

Net increase	3,000,000	$361,650,812	7,500,000	$934,145,280

7-10 Year Treasury Bond
Shares sold	41,200,000	$4,195,438,829	67,300,000	$7,094,910,055
Shares redeemed	(33,000,000)	(3,368,983,133)	(52,400,000)	(5,541,914,278)

Net increase	8,200,000	$826,455,696	14,900,000	$1,552,995,777

10-20 Year Treasury Bond
Shares sold	700,000	$90,700,514	2,300,000	$312,263,751
Shares redeemed	(100,000)	(13,099,938)	(2,400,000)	(325,775,909)

Net increase (decrease)	600,000	$77,600,576	(100,000)	$(13,512,158)

20+ Year Treasury Bond
Shares sold	62,400,000	$7,484,568,593	139,000,000	$17,167,948,610
Shares redeemed	(54,500,000)	(6,533,704,697)	(125,600,000)	(15,560,277,526)

Net increase	7,900,000	$950,863,896	13,400,000	$1,607,671,084

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Board Review and Approval of Investment Advisory Contract

I. iShares Short Treasury Bond ETF and iShares 1-3 Year Treasury Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	41

Board Review and Approval of Investment Advisory Contract (continued)

composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	43

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

1-3 Year Treasury Bond	$0.676031	$—	$0.002193	$0.678224	100%	—%	0	%(a)	100%
3-7 Year Treasury Bond	1.127919	—	0.014544	1.142463	99	—	1		100
20+ Year Treasury Bond	1.577185	—	0.006755	1.583940	100	—	0	(a)	100

(a)	Rounds to less than 1%.

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	45

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Interactive Data Pricing and Reference Data LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares California Muni Bond ETF | CMF | NYSE Arca

▶	iShares National Muni Bond ETF | MUB | NYSE Arca

▶	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

▶	iShares New York Muni Bond ETF | NYF | NYSE Arca

Fund Summary as of August 31, 2018	iShares® California Muni Bond ETF

Investment Objective

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.67%	0.30%	4.20%	4.35%	0.30%	22.87%	53.07%
Fund Market	1.73	0.29	4.55	4.32	0.29	24.90	52.57
Index	1.78	0.57	4.41	4.54	0.57	24.09	55.82

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,016.70	$ 1.27	$ 1,000.00	$ 1,023.90	$ 1.28	0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
S&P Credit Rating*	Percent of Total Investments	(a)
AAA	10.3%
AA+	12.1
AA	22.0
AA-	40.1
A+	6.6
A	0.5
A-	1.6
BBB+	0.4
BBB	0.1
A-1	0.2
Not Rated	6.1

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
University of California RB, Series AZ, 5.00%, 05/15/48	0.9%
State of California GO, 5.00%, 11/01/20	0.8
State of California GO, 5.50%, 03/01/40	0.8
Bay Area Toll Authority RB, Series S-4, 5.00%, 04/01/43	0.7
San Joaquin Hills Transportation Corridor Agency RB, Series A, 5.00%, 01/15/44	0.7

*

Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2018	iShares® National Muni Bond ETF

Investment Objective

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.44%	(0.01)%	3.69%	3.81%	(0.01)%	19.88%	45.35%
Fund Market	1.55	(0.04)	3.88	3.77	(0.04)	20.99	44.72
Index	1.57	0.30	3.98	4.10	0.30	21.57	49.46

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,014.40	$ 0.81	$ 1,000.00	$ 1,024.40	$ 0.82	0.16%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
S&P Credit Rating*	Percent of Total Investments	(a)
AAA	25.3%
AA+	13.8
AA	18.2
AA-	16.1
A+	8.5
A	6.0
A-	1.9
BBB+	3.5
BBB	0.1
BBB-	1.8
Not Rated	4.8

TEN LARGEST STATES
State	Percent of Total Investments	(a)
New York	22.3%
California	21.4
Texas	8.7
Massachusetts	5.2
New Jersey	4.9
Illinois	3.6
Pennsylvania	3.3
Washington	2.9
Florida	2.9
Georgia	2.5

*

Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of August 31, 2018	iShares® Short-Term National Muni Bond ETF

Investment Objective

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.73%	(0.01)%	0.74%	1.48%	(0.01)%	3.73%	15.56%
Fund Market	0.88	(0.01)	0.73	1.49	(0.01)	3.70	15.67
Index	0.88	0.30	1.06	1.80	0.30	5.40	19.14

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,007.30	$ 0.81	$ 1,000.00	$ 1,024.40	$ 0.82	0.16%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
S&P Credit Rating*	Percent of Total Investments	(a)
AAA	31.9%
AA+	11.9
AA	20.7
AA-	12.2
A+	5.2
A	6.1
A-	1.5
BBB+	4.1
BBB-	2.6
Not Rated	3.8

TEN LARGEST STATES
State	Percent of Total Investments	(a)
California	16.8%
New York	15.5
Massachusetts	7.0
Texas	6.8
New Jersey	6.0
Maryland	5.0
Georgia	4.1
Pennsylvania	3.9
North Carolina	3.8
Illinois	3.4

*

Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of August 31, 2018	iShares® New York Muni Bond ETF

Investment Objective

The iShares New York Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.22%	(0.30)%	3.73%	3.84%	(0.30)%	20.07%	45.83%
Fund Market	1.24	(0.34)	4.15	3.81	(0.34)	22.53	45.28
Index	1.31	(0.21)	3.97	4.13	(0.21)	21.48	49.89

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,012.20	$ 1.27	$ 1,000.00	$ 1,023.90	$ 1.28	0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
S&P Credit Rating*	Percent of Total Investments	(a)
AAA	41.3%
AA+	9.5
AA	15.1
AA-	10.4
A+	3.9
A	9.8
A-	5.2
BBB	0.4
Not Rated	4.4

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
New York State Thruway Authority RB, Series A, 5.25%, 01/01/56	1.0%
New York State Thruway Authority RB, Series A, 5.00%, 05/01/19	0.9
City of New York NY GO, Series C, 5.00%, 08/01/31	0.7
Utility Debt Securitization Authority RB, Series TE, 5.00%, 12/15/41	0.7
Metropolitan Transportation Authority RB, Series C-1, 4.00%, 11/15/35	0.7

*

Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited)	iShares® California Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 99.0%
Acalanes Union High School District GO
Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$185,952
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	2,580	407,176
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,240,680
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,234,660
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	676,284
Alameda County Transportation Commission RB, 4.00%, 03/01/22	535	576,511
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	818,310
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	938,675
Anaheim Housing & Public Improvements Authority RB 5.00%, 10/01/35 (Call 10/01/21)	290	314,079
5.00%, 10/01/35 (PR 10/01/21)	210	231,187
5.00%, 10/01/41 (Call 10/01/21)	575	620,787
5.00%, 10/01/41 (PR 10/01/21)	425	467,878
Bay Area Toll Authority RB 1.38%, 04/01/53 (Put 10/01/19)(b)(c)	1,300	1,295,671
2.00%, 04/01/53 (Put 10/01/23)(b)(c)	1,500	1,480,455
2.10%, 04/01/45 (Put 10/01/21)(b)(c)	1,050	1,054,357
2.13%, 04/01/53 (Put 10/01/24)(b)(c)	1,200	1,178,604
2.85%, 04/01/47 (Put 10/01/24)(b)(c)	750	775,403
2.95%, 04/01/47 (Put 10/01/25)(b)(c)	750	777,668
4.00%, 04/01/29 (Call 04/01/27)	500	559,175
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,287,276
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,099,180
4.00%, 04/01/47 (Call 04/01/27)	2,000	2,073,460
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,574,128
5.00%, 04/01/19	210	214,292
5.00%, 04/01/28	400	492,312
Series C, 1.88%, 04/01/47 (Put 10/01/18)(b)(c)	2,875	2,875,949
Series E, 2.00%, 04/01/34 (Put 10/01/20)(b)(c)	1,000	1,003,440
Series F-1, 5.00%, 04/01/21	205	223,036
Series F-1, 5.00%, 04/01/25 (PR 04/01/19)	380	387,942
Series F-1, 5.00%, 04/01/27 (Call 04/01/22)	1,000	1,108,750
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,200	1,329,624
Series F-1, 5.00%, 04/01/28 (PR 04/01/19)	375	382,838
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,350	1,488,942
Series F-1, 5.00%, 04/01/34 (PR 04/01/19)	1,695	1,730,425
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,150	3,464,212
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,579,810
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	1,400	1,430,254
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	1,140	1,165,445
Series F-1, 5.25%, 04/01/27 (PR 04/01/19)	120	122,678
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	500	512,225
Series F-2, 4.00%, 04/01/20	500	519,265
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	695	744,442
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	570,860
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	545	622,237
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	6,750	7,706,610
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	288,165
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,152,660
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	2,835	3,132,647
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	350	391,430

Security	Par (000)	Value

California (continued)
California Educational Facilities Authority RB 5.00%, 04/01/45 (Call 04/01/25)	$1,000	$1,116,605
5.00%, 10/01/49 (Call 04/01/26)	250	282,735
5.25%, 04/01/40	175	228,645
Series T-1, 5.00%, 03/15/39	700	883,666
Series U-3, 5.00%, 06/01/43	2,360	3,029,957
Series U-5, 5.00%, 05/01/21	2,030	2,218,140
Series U-6, 5.00%, 05/01/45	2,010	2,599,955
Series U-7, 5.00%, 06/01/46	2,150	2,792,119
California Infrastructure & Economic Development Bank RB 5.00%, 10/01/20	500	535,570
5.00%, 10/01/21	1,000	1,104,380
5.00%, 10/01/22	800	906,136
5.00%, 07/01/23 (ETM) (AGM)	250	286,785
5.00%, 10/01/28 (Call 04/01/28)	500	612,500
5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	983,032
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,671,016
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	902,593
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,156,190
Series A, 4.00%, 10/01/45 (Call 10/01/26)	500	520,295
Series A, 5.00%, 10/01/41 (Call 10/01/26)	700	808,920
California Municipal Finance Authority RB 5.00%, 06/01/42 (Call 06/01/27)	500	575,520
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,166,860
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	472,038
California State Public Works Board RB 6.00%, 11/01/34 (PR 11/01/19)	360	378,608
Series A, 5.00%, 12/01/19 (AMBAC)	140	143,256
Series A, 5.00%, 04/01/20	350	368,344
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,000	1,109,850
Series A, 5.00%, 04/01/26 (Call 04/01/22)	325	359,395
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,250	1,447,662
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,000	1,155,090
Series A, 5.00%, 09/01/28 (Call 09/01/24)	265	305,458
Series A, 5.00%, 09/01/29 (Call 09/01/24)	300	345,255
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,646,760
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	443,892
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,141,830
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	557,507
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,135,870
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,092,070
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	769,275
Series A, 5.00%, 09/01/39 (Call 09/01/24)	2,660	2,996,224
Series A-1, 5.75%, 03/01/30 (PR 03/01/20)	375	398,779
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,256,000
Series C, 4.00%, 10/01/20	270	283,379
Series C, 5.00%, 06/01/19	3,925	4,026,069
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	382,772
Series D, 5.00%, 12/01/27 (Call 12/01/21)	975	1,073,036
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,094,260
Series E, 5.00%, 09/01/20	2,665	2,844,914
Series E, 5.00%, 10/01/26	1,000	1,200,310
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	1,005,873
Series E, 5.00%, 04/01/34 (PR 04/01/19)	370	377,626
Series F, 5.00%, 05/01/19	525	537,038
Series F, 5.00%, 05/01/20	1,165	1,231,009
Series F, 5.00%, 09/01/20	375	400,316
Series F, 5.00%, 05/01/23	3,595	4,096,107
Series F, 5.00%, 05/01/26 (Call 05/01/25)	1,125	1,316,722

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Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 05/01/28 (Call 05/01/25)	$350	$407,061
Series G, 5.00%, 01/01/21	1,360	1,465,291
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	553,105
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,000	1,105,140
Series G-1, 5.00%, 10/01/21 (PR 10/01/19)	100	103,806
Series G-1, 5.13%, 10/01/22 (PR 10/01/19)	275	285,830
Series G-1, 5.25%, 10/01/23 (PR 10/01/19)	105	109,275
Series G-1, 5.75%, 10/01/30 (PR 10/01/19)	5,000	5,230,050
Series I, 5.00%, 11/01/23	475	546,725
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,000	2,243,480
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	780	821,894
California State University RB
Series A, 4.00%, 11/01/28 (Call 11/01/22)	180	195,107
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	711,734
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,594,174
Series A, 4.00%, 11/01/38 (Call 05/01/26)	210	221,321
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	209,502
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	978,281
Series A, 5.00%, 11/01/23	1,000	1,158,460
Series A, 5.00%, 11/01/24 (Call 11/01/21)	750	823,770
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,000	1,122,430
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	464,388
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	230,700
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,000	1,186,960
Series A, 5.00%, 11/01/30 (Call 11/01/25)	1,000	1,169,980
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	619,710
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	592,885
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,490	2,906,104
Series A, 5.00%, 11/01/33 (Call 09/10/18) (AGM)	25	25,013
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,000	1,146,700
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	580,355
Series A, 5.00%, 11/01/35 (Call 11/01/25)	1,325	1,527,632
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	526,365
Series A, 5.00%, 11/01/37 (Call 11/01/21)	2,785	3,021,391
Series A, 5.00%, 11/01/37 (Call 11/01/22)	325	360,396
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,555	1,808,496
Series A, 5.00%, 11/01/38 (Call 11/01/25)	2,500	2,854,300
Series A, 5.00%, 11/01/39 (Call 09/10/18) (AGM)	10	10,005
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	568,140
Series A, 5.00%, 11/01/43 (Call 11/01/25)	3,165	3,595,978
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,172,020
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,457,184
Series A, 5.00%, 11/01/45 (Call 05/01/26)	2,260	2,568,693
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,200	1,360,080
Series A, 5.00%, 11/01/47 (Call 05/01/27)	1,900	2,183,024
Series A, 5.25%, 11/01/34 (PR 05/01/19)	250	256,355
Series B-2, 4.00%, 11/01/49 (Put 05/01/21)(b)(c)	200	210,662
Series B-3, 4.00%, 11/01/51 (Put 05/01/23)(b)(c)	1,245	1,347,065
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	277,585
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	2,000	2,116,660
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	308,394
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	256,880
Series A, 5.00%, 08/01/39 (Call 08/01/24)	790	895,007
Chabot-Las Positas Community College District GO 4.00%, 08/01/33 (Call 08/01/26)	1,000	1,060,490
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,057,620

Security	Par (000)	Value

California (continued)
5.00%, 08/01/31 (Call 08/01/23)	$2,800	$3,172,372
Series A, 4.00%, 08/01/19	1,000	1,024,130
Series A, 4.00%, 08/01/20	500	524,740
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,037,170
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	517,710
City & County of San Francisco CA COP, Series A, 5.00%, 04/01/29 (Call 04/01/19)	400	407,548
City & County of San Francisco CA GO
Series C, 5.00%, 06/15/19	2,000	2,057,040
Series R1, 5.00%, 06/15/19	395	406,265
Series R1, 5.00%, 06/15/20	500	531,575
Series R1, 5.00%, 06/15/21	400	437,256
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	500	570,215
City of Long Beach CA Harbor Revenue RB
Series C, 4.00%, 11/15/18	150	150,764
Series C, 5.00%, 11/15/18	3,045	3,066,376
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,146,250
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	630	651,817
Series B, 5.00%, 09/01/20	2,820	3,014,411
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	524,040
Series A, 5.00%, 06/01/19	910	934,661
Series A, 5.00%, 06/01/20	725	769,798
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,749,978
Series A, 5.00%, 06/01/43 (Call 06/01/23)	3,435	3,814,774
Series B, 5.00%, 06/01/22	250	279,853
Series B, 5.00%, 06/01/23	435	498,162
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	188,669
Series B, 5.00%, 06/01/31 (Call 06/01/22)	5,930	6,569,906
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	553,190
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,915	2,172,012
City of Los Angeles Department of Airports RB
Series A, 5.00%, 05/15/26 (Call 05/15/20)	500	529,595
Series A, 5.00%, 05/15/27 (Call 05/15/20)	245	259,457
Series A, 5.00%, 05/15/28 (Call 05/15/20)	800	846,792
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,490	1,573,544
Series A, 5.00%, 05/15/40 (Call 05/15/20)	5,490	5,784,593
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	548,095
Series B, 5.00%, 05/15/42 (Call 05/15/27)	1,500	1,718,145
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,980,037
Series D, 5.00%, 05/15/40 (Call 05/15/20)	1,450	1,527,807
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	2,380	2,660,983
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,633,300
4.00%, 11/01/39 (Call 05/01/22)	415	426,354
5.00%, 11/01/22	1,500	1,699,695
5.00%, 11/01/25 (Call 05/01/25)	200	237,210
5.00%, 11/01/27 (Call 11/01/26)	500	602,740
5.00%, 11/01/29 (Call 11/01/26)	1,000	1,195,600
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,151,050
5.00%, 11/01/32 (PR 05/01/22).	1,525	1,703,745
5.00%, 11/01/34 (Call 11/01/26)	3,695	4,327,990
5.00%, 11/01/36 (Call 05/01/25)	800	911,376
Series A, 4.00%, 11/01/39 (Call 11/01/26)	1,000	1,046,740
Series A, 4.00%, 11/01/41 (Call 05/01/22)	720	738,698
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	551,775

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 11/01/33 (PR 05/01/22)	$1,000	$1,117,210
Series A, 5.00%, 11/01/37 (Call 11/01/21)	1,000	1,090,630
Series A, 5.00%, 11/01/41 (Call 11/01/21)	700	762,097
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,105	1,206,152
Series A, 5.13%, 11/01/39 (PR 11/01/19)	500	521,150
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,183,650
Series F, 5.00%, 11/01/25 (PR 11/01/20)	1,175	1,261,891
City of Vernon CA Electric System Revenue RB
Series A, 5.13%, 08/01/21 (Call 08/01/19)	190	195,210
Series A, 5.13%, 08/01/21 (PR 08/01/19)	85	87,760
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	259,313
Coast Community College District GO 0.00%, 08/01/34 (Call 08/01/25)(a)	500	267,665
5.00%, 08/01/29 (Call 08/01/25)	500	586,780
5.00%, 08/01/31 (Call 08/01/25)	1,185	1,379,968
Series A, 4.00%, 08/01/38 (Call 08/01/23)	500	520,320
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,860	2,076,113
Series B, 0.00%, 08/01/27 (AGM)(a)	135	105,852
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	525,225
Contra Costa Community College District GO
5.00%, 08/01/38 (Call 08/01/23)	2,275	2,541,562
Series A, 4.00%, 08/01/39 (Call 08/01/24)	250	260,543
Contra Costa Transportation Authority RB, Series B, 5.00%, 03/01/19	500	509,160
County of Los Angeles CA RB, 4.00%, 06/28/19	5,000	5,096,450
County of Orange CA Airport Revenue RB, Series B, 5.00%, 07/01/28 (Call 07/01/19)	125	128,643
County of Riverside RB, 4.00%, 06/28/19	1,125	1,145,779
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	250	263,855
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,135,500
Series B, 4.00%, 07/01/20	1,000	1,043,650
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,163,470
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	905,424
County of Santa Clara CA GO 4.00%, 08/01/39 (Call 08/01/22)	250	258,025
Series A, 5.00%, 08/01/34 (PR 08/01/19)	1,425	1,470,985
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	70	77,121
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	180	199,699
Desert Community College District GO 4.00%, 08/01/39 (Call 08/01/27)	500	525,620
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,150,520
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	575	673,515
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,885	1,968,355
Series A, 5.00%, 06/01/28 (PR 06/01/20)	500	530,270
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	352,335
Series A, 5.00%, 06/01/32 (Call 06/01/25)	1,500	1,745,340
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	577,060
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,320,400
Series A, 5.00%, 06/01/45 (Call 06/01/27)	2,500	2,894,250
Series B, 5.00%, 06/01/19	920	945,006
Series B, 5.00%, 06/01/20	735	780,548
Series B, 5.00%, 06/01/21	355	388,413
Series B, 5.00%, 06/01/23	1,435	1,649,690
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,188,220
Series B, 5.00%, 06/01/36 ( 06/01/27)	2,105	2,474,175

Security	Par (000)	Value

California (continued)
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	$1,000	$1,148,960
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	523,815
Series C, 0.00%, 08/01/32(a)	700	448,322
Series C, 0.00%, 08/01/33(a)	125	76,405
Series C, 0.00%, 08/01/34(a)	2,050	1,193,510
El Dorado Irrigation District/El Dorado County Water Agency RB, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	250	281,460
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	93,951
Series C, 0.00%, 08/01/46(a)	985	311,753
Series C, 0.00%, 08/01/51(a)	1,155	292,354
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	3,960	4,173,959
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	405,461
Series C, 5.00%, 08/01/40 (PR 08/01/21)	1,190	1,304,050
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30 (ETM) (AGC-ICC,AGM-CR, RADIAN-IBCC)(a)	320	230,723
0.00%, 01/15/33(a)	750	415,793
0.00%, 01/15/35 (AGM)(a)	300	155,178
Series A, 0.00%, 01/01/19 (ETM)(a)	565	562,429
Series A, 0.00%, 01/01/20 (ETM)(a)	1,100	1,076,361
Series A, 0.00%, 01/01/23 (ETM)(a)	225	206,543
Series A, 0.00%, 01/01/25 (ETM)(a)	880	760,584
Series A, 0.00%, 01/01/26 (ETM)(a)	540	451,159
Series A, 0.00%, 01/01/28 (ETM)(a)	440	342,038
Series A, 0.00%, 01/01/29 (ETM)(a)	500	372,965
Series A, 6.00%, 01/15/49 (Call 01/15/24)	360	418,133
Series A, 6.00%, 01/15/53 (Call 01/15/24)	2,145	2,486,720
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,201,740
Fremont Union High School District GO, 4.00%, 08/01/40 (Call 08/01/24)	1,950	2,029,033
Fresno Unified School District GO, Series G, 0.00%, 08/01/41 (Call 08/01/21)(a)	500	117,930
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	350	362,964
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,038,970
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,044,180
Imperial Irrigation District Electric System Revenue RB
Series A, 5.00%, 11/01/33 (PR 11/01/18)	685	688,843
Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	569,135
Irvine Ranch Water District SA
5.25%, 02/01/46 (Call 08/01/26)	1,000	1,176,520
Series B, 1.24%, 10/01/41 (Put 09/04/18)(b)(c)	100	100,000
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	153,633
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,405	1,578,335
Long Beach Unified School District GO
Series A, 5.00%, 08/01/20	1,350	1,441,314
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	84,044
Los Angeles Community College District/CA GO 4.00%, 08/01/37 (Call 08/01/26)	1,500	1,587,495
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,521,299
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,100	1,180,047
Series A, 5.00%, 08/01/20	500	533,040
Series A, 5.00%, 08/01/21	1,500	1,649,145

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 08/01/23	$735	$849,057
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,000	1,169,950
Series A, 5.00%, 08/01/29 (Call 08/01/24)	3,980	4,608,243
Series A, 5.00%, 08/01/30 (Call 08/01/24)	5,500	6,345,075
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,000	2,300,140
Series A, 6.00%, 08/01/33 (PR 08/01/19)	3,705	3,857,757
Series C, 5.00%, 08/01/21	200	219,886
Series C, 5.00%, 08/01/22	120	135,385
Series C, 5.00%, 08/01/25	260	311,184
Series C, 5.00%, 06/01/26	500	605,840
Series C, 5.25%, 08/01/39 (PR 08/01/20)	1,270	1,359,116
Los Angeles County Facilities Inc. RB, Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,158,890
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/19	320	329,539
Series A, 5.00%, 07/01/20	2,670	2,839,305
Series A, 5.00%, 07/01/21	200	219,618
Series A, 5.00%, 06/01/32 (Call 06/01/26)	3,160	3,707,754
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	333,598
Series A, 5.00%, 06/01/36 (Call 06/01/26)	1,900	2,203,278
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,000	2,334,960
Series A, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,164,930
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,000	2,311,300
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	175,520
5.00%, 08/01/42 (Call 08/01/22)	500	547,590
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	563,765
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	1,969,815
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	606,369
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	882,674
Series A, 5.00%, 10/01/20	700	750,540
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	586,995
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,137,720
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/19	860	885,207
Series A, 5.00%, 07/01/20	1,000	1,063,780
Series A, 5.00%, 07/01/22 (Call 07/01/21)	495	541,535
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,454
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	985,084
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,502,889
Series A, 5.00%, 07/01/34 (Call 01/01/25)	6,435	7,366,144
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	800,536
Series A, 5.00%, 07/01/46 (Call 01/01/26)	2,000	2,275,200
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,146,290
Series B, 5.00%, 12/01/18 (Call 11/01/18)	1,300	1,307,748
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	663,835
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	566,155
Series B, 5.00%, 07/01/36 (Call 01/01/27)	1,000	1,162,280
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,549,492
Series B, 5.00%, 07/01/43 (Call 07/01/22)	2,945	3,241,061
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,048,457
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,171,880
Series C, 5.00%, 07/01/47 (Call 07/01/27)	3,000	3,461,940
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,761,389
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,176,782

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 07/01/44 (Call 07/01/24)	$500	$562,415
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	562,415
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/41 (Call 01/01/21)	250	266,928
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,305,300
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,375,662
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,300,520
Series A, 5.00%, 07/01/46 (Call 01/01/26)	2,700	3,071,520
Series A, 5.00%, 07/01/48 (Call 01/01/28)	2,000	2,312,540
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	562,485
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,166,562
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	284,400
Los Angeles Unified School District/CA GO
5.00%, 07/01/21	480	526,104
Series A, 5.00%, 07/01/20	1,000	1,063,220
Series A, 5.00%, 07/01/21	1,000	1,096,050
Series A, 5.00%, 07/01/22	2,300	2,586,948
Series A, 5.00%, 07/01/23	2,975	3,424,642
Series A, 5.00%, 07/01/24	1,620	1,901,378
Series A, 5.00%, 07/01/25	3,975	4,745,832
Series A, 5.00%, 07/01/26	1,000	1,209,760
Series A, 5.00%, 07/01/27	2,500	3,069,725
Series A, 5.00%, 07/01/28 (Call 07/01/21)	1,950	2,126,553
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,168,170
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	544,545
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,088,510
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,558,880
Series A-2, 5.00%, 07/01/21	2,645	2,899,052
Series B, 5.00%, 07/01/21	1,000	1,096,050
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,183,610
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	606,135
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	601,050
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,382,260
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,175,780
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	2,000	2,346,200
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	1,000	1,188,910
Series C, 5.00%, 07/01/21	500	548,025
Series C, 5.00%, 07/01/23	2,375	2,733,957
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,161,690
Series C, 5.00%, 07/01/26 (Call 07/01/24)	455	526,676
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,000	1,155,160
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	863,265
Series D, 5.00%, 01/01/34 (Call 07/01/19)	300	308,118
Series F, 5.00%, 01/01/34 (Call 07/01/19)	330	338,930
Series I, 5.00%, 07/01/27 (Call 07/01/19)	765	786,015
Series I, 5.00%, 01/01/34 (Call 07/01/19)	105	107,841
Los Rios Community College District GO, Series A, 5.00%, 08/01/35 (PR 08/01/20)	695	739,841
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/46 (PR 08/01/21)(AGM)(a)	250	36,058
Series B, 0.00%, 08/01/51 (AGM)(a)	250	60,938
Menlo Park City School District GO, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	368,436
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	158,970
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/19	500	515,070
Series A, 5.00%, 07/01/20	720	766,325
Series A, 5.00%, 07/01/22	4,000	4,499,040
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	589,610

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 10/01/29 (Call 04/01/22)	$1,700	$1,886,745
Series A, 5.00%, 01/01/34 (Call 01/01/19)	100	101,066
Series A, 5.00%, 01/01/39 (Call 01/01/19)	265	267,764
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	287,110
Series B, 5.00%, 08/01/20 (Call 07/01/20)	1,000	1,065,090
Series B, 5.00%, 08/01/21 (Call 07/01/21)	890	974,452
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	562,580
Series C, 5.00%, 07/01/19	2,240	2,307,514
Series C, 5.00%, 10/01/27	900	1,109,538
Series C, 5.00%, 07/01/35 (Call 07/01/19)	450	462,438
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25)(AGM)(a)	400	387,552
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,194,280
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	969,360
0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	1,847,719
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	262,920
Municipal Improvement Corp. of Los Angeles RB
Series A, 5.00%, 09/01/23 (PR 09/01/18)	30	30,000
Series A, 5.00%, 09/01/25 (PR 09/01/18)	500	500,000
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,272,816
Series B, 5.00%, 11/01/24	275	323,249
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,320	1,565,269
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	589,670
Newport Mesa Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	1,050	943,141
0.00%, 08/01/34(a)	750	436,650
0.00%, 08/01/36(a)	1,915	1,007,367
0.00%, 08/01/38(a)	500	239,130
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	359,690
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	3,265	3,696,241
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,299,812
Orange County Sanitation District COP, Series A, 5.00%, 02/01/39 (PR 02/01/19)	1,000	1,014,900
Orange County Water District COP
5.00%, 08/15/39 (PR 08/15/19)	885	914,780
Series A, 1.28%, 08/01/42 (Put 09/05/18)(b)(c)	900	900,000
Orange County Water District RB, Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,312,667
Palomar Community College District GO
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	260,095
Series D, 4.00%, 08/01/46 (Call 08/01/27)	500	520,920
Peralta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/19)	145	149,679
Placentia-Yorba Linda Unified School District GO 0.00%, 08/01/42(a)	200	77,780
Series D, 0.00%, 08/01/40(a)	500	212,250
Series D, 0.00%, 08/01/46(a)	1,300	409,721
Port of Los Angeles RB
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,240,426
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,041,260
Poway Unified School District GO 0.00%, 08/01/31(a)	495	321,587
0.00%, 08/01/33(a)	250	147,963
0.00%, 08/01/35(a)	500	268,585
0.00%, 08/01/36(a)	1,000	511,450
0.00%, 08/01/38(a)	755	349,980

Security	Par (000)	Value

California (continued)
0.00%, 08/01/46(a)	$3,450	$1,060,392
Series B, 0.00%, 08/01/34(a)	500	282,145
Rio Hondo Community College District/CA GO
0.00%, 08/01/42 (Call 08/01/34)(a)	1,210	1,257,335
Series 2004-C, 0.00%, 08/01/42 (Call 08/01/34)(a)	2,250	2,372,872
Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	557,320
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	500	575,765
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/36 (Call 06/01/27)	425	495,584
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	474,657
Series A, 5.25%, 06/01/39 (PR 06/01/23)	750	867,750
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,104,760
Series B, 5.00%, 06/01/32 (Call 12/01/27)	280	334,104
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,174,400
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,000	1,170,860
Sacramento Area Flood Control Agency SA
5.63%, 10/01/37 (PR 10/01/18) (BHAC)	380	381,174
Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,134,750
Sacramento City Financing Authority RB, 5.25%, 12/01/30 (AMBAC)	650	774,189
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,124,870
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/37 (Call 08/15/23)	585	653,773
Series A, 5.00%, 08/15/41 (Call 08/15/23)	4,000	4,452,480
Series E, 5.00%, 08/15/21	500	550,065
Series E, 5.00%, 08/15/24	500	589,195
Series F, 5.00%, 08/15/23	1,000	1,155,340
Series K, 5.25%, 07/01/24 (AMBAC)	250	284,063
Series X, 5.00%, 08/15/20	1,045	1,115,861
Series X, 5.00%, 08/15/21	150	165,020
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	190,566
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	65,554
Sacramento Transportation Authority RB, 1.20%, 10/01/38 (Put 09/06/18)(b)(c)	800	800,000
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	500	543,755
5.00%, 08/01/28 (Call 08/01/26)	500	600,665
5.00%, 08/01/30 (Call 08/01/23)	250	283,000
5.00%, 08/01/30 (Call 08/01/26)	590	704,537
5.00%, 08/01/31 (Call 08/01/26)	2,000	2,378,720
5.00%, 08/01/41 (Call 08/01/26)	500	577,510
5.00%, 08/01/41 (PR 08/01/21)	210	230,126
5.00%, 08/01/43 (Call 08/01/23)	3,015	3,365,313
5.25%, 08/01/33 (PR 08/01/19)	100	103,451
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/34 (Call 07/01/20)	315	332,574
Series A, 5.00%, 07/01/40 (Call 07/01/20)	475	500,973
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,141,490
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	280,373
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48 (Call 04/01/24)	400	448,172
Series A, 4.00%, 04/01/21	5,560	5,910,836
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,301,260
Series A, 5.00%, 04/01/42 (Call 04/01/22)	1,500	1,646,760
Series A, 5.00%, 04/01/48 (Call 04/01/22)	4,500	4,925,655

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31 (Call 11/01/22)	$605	$679,070
5.00%, 05/01/34 (Call 11/01/22)	500	558,245
Series A, 5.00%, 05/01/33 (Call 05/01/26)	500	585,825
Series B, 5.00%, 05/01/38 (Call 05/01/26)	750	866,317
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,129,240
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	525	589,780
5.00%, 05/15/23	985	1,132,967
Series A, 4.00%, 05/15/20	625	652,431
Series A, 4.00%, 05/15/21	200	213,480
Series A, 5.00%, 05/15/21	500	546,865
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	593,140
Series A, 5.25%, 05/15/24 (PR 05/15/20)	830	881,867
Series A, 5.25%, 05/15/25 (PR 05/15/20)	300	318,747
Series A, 5.25%, 05/15/34 (PR 05/15/19)	1,000	1,026,920
Series A, 5.25%, 05/15/39 (PR 05/15/19)	800	821,536
Series B, 5.00%, 05/15/19	1,065	1,092,285
Series B, 5.00%, 05/15/21 (PR 05/15/19)	140	143,527
Series B, 5.00%, 05/15/22 (PR 05/15/19)	510	522,668
Series B, 5.50%, 05/15/23 (PR 05/15/19)	2,045	2,103,569
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,171,160
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,800,795
Series B, 5.50%, 08/01/39 (PR 08/01/19)	1,000	1,036,750
San Diego Regional Building Authority RB, 5.38%, 02/01/36 (PR 02/01/19)	400	406,564
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	790	539,009
0.00%, 07/01/35(a)	300	161,910
0.00%, 07/01/36(a)	1,240	638,402
0.00%, 07/01/38(a)	1,930	908,065
0.00%, 07/01/39(a)	1,100	496,199
0.00%, 07/01/42(a)	215	85,871
0.00%, 07/01/45(a)	2,780	976,225
Series A, 0.00%, 07/01/19 (NPFGC)(a)	400	394,824
Series C, 0.00%, 07/01/46(a)	500	168,400
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	621,145
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	874,291
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,150	1,294,279
Series E, 0.00%, 07/01/32(a)	690	428,297
Series E, 0.00%, 07/01/42(a)	1,340	892,748
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	2,565	1,741,225
Series E, 0.00%, 07/01/49(a)	3,545	1,038,685
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,190	2,506,258
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	1,000	384,030
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,081,440
Series R-1, 0.00%, 07/01/31(a)	1,675	1,087,108
Series R-2, 0.00%, 07/01/40(a)	800	662,064
Series R-3, 5.00%, 07/01/20	1,755	1,865,951
Series R-3, 5.00%, 07/01/21	2,025	2,213,608
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	211,511
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	545,910
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	250	260,740
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	208,828

Security	Par (000)	Value

California (continued)
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37 (Call 08/01/27)	$1,500	$1,595,910
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,056,770
Series A, 5.00%, 08/01/47 (Call 08/01/27)	500	580,600
Series D, 4.00%, 08/01/33 (Call 08/01/25)	250	266,608
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/22)	365	403,672
Series A, 5.00%, 07/01/36 (PR 07/01/22)	135	150,884
San Francisco City & County Airport Commission San Francisco International Airport RB 5.00%, 05/01/19	1,150	1,176,979
5.00%, 05/01/46 (Call 05/01/26)	1,165	1,309,705
Issue 32F, Second Series, 5.25%, 05/01/19 (NPFGC-FGIC)	1,290	1,321,669
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	895	992,510
Series A, 4.90%, 05/01/29 (Call 11/01/19)	1,160	1,202,004
Series A, 5.00%, 05/01/22	100	111,120
Series A, 5.00%, 05/01/26	1,000	1,186,960
Series B, 4.90%, 05/01/29 (Call 11/01/19)	485	502,562
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	273,728
Series B, 5.00%, 05/01/44 (Call 05/01/24)	995	1,107,077
Series B, 5.00%, 05/01/47 (Call 05/01/27)	2,500	2,839,800
Series C, 5.00%, 05/01/23 (Call 05/01/20)	430	453,783
Series C, 5.00%, 05/01/23 (PR 05/01/20)	320	337,968
Series D, 5.00%, 05/01/24 (Call 05/01/21)	640	694,074
Series D, 5.00%, 05/01/24 (PR 05/03/21)	30	32,638
Series D, 5.00%, 05/01/25	250	293,620
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,296,920
Series F, 5.00%, 05/01/35 (Call 05/01/20)	800	841,016
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	2,000	2,097,300
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	979,146
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,000	2,057,520
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,161,700
Series C, 2.13%, 10/01/48 (Put 04/01/23)	1,000	993,080
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	740	769,726
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	500	521,960
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	547,520
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	265,728
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20 (ETM)(a)	170	166,456
0.00%, 01/01/22 (ETM)(a)	220	206,741
0.00%, 01/01/23 (ETM)(a)	450	413,087
0.00%, 01/01/26 (ETM)(a)	280	233,257
0.00%, 01/01/28 (ETM)(a)	750	588,405
5.00%, 01/15/34 (Call 01/15/25)	750	824,850
5.00%, 01/15/50 (Call 01/15/25)	3,750	4,065,900
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	314,812
Series A, 5.00%, 01/15/44 (Call 01/15/25)	7,000	7,614,670
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	1,010	1,121,666
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,000	2,092,230
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	483,423
Series B, 0.00%, 08/01/38(a)	565	267,070

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 0.00%, 08/01/47(a)	$500	$157,195
Series B, 0.00%, 08/01/51(a)	1,500	396,825
San Mateo County Community College District GO
5.00%, 09/01/45 (Call 09/01/25)	500	570,065
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	407,576
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,000	1,300,600
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	250	222,630
San Mateo Union High School District GO
0.00%, 09/01/33(a)	500	411,265
0.00%, 09/01/41 (Call 09/01/36)(a)	1,610	1,390,718
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,100	735,658
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	224,031
Santa Clara Valley Transportation Authority RB
Series A, 1.35%, 06/01/26 (Put 09/06/18)(b)(c)	700	700,000
Series B, 5.00%, 04/01/19	175	178,556
Series B, 5.00%, 04/01/20	430	453,568
Series D, 1.36%, 04/01/36 (Put 09/06/18)(b)(c)	400	400,000
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,615,902
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	599,154
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	734,454
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,770,900
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,000	1,035,630
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (Call 08/01/23)	1,000	1,117,600
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,051,660
Southern California Public Power Authority RB
5.00%, 07/01/25 (Call 07/01/20)	585	621,767
5.00%, 07/01/26 (Call 01/01/25)	650	758,108
Series 1, 2.00%, 07/01/36 (Put 04/01/20)(b)(c)	1,000	1,001,540
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	700	740,740
Series A, 2.25%, 07/01/40 (Put 11/01/20)(b)(c)	1,000	1,006,500
Series A, 4.00%, 07/01/21	725	773,851
Series A, 5.25%, 07/01/27 (PR 01/01/20)	650	681,954
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,000	1,037,250
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,069,700
Series C, 0.00%, 08/01/41(a)	650	260,865
Series C, 0.00%, 08/01/46(a)	1,000	306,260
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	567,275
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/19	2,765	2,830,033
Series L, 5.00%, 05/01/20	1,125	1,190,644
Series L, 5.00%, 05/01/21 (Call 05/01/20)	2,000	2,116,040
Series L, 5.00%, 05/01/21 (PR 05/01/20)	925	978,511
Series L, 5.00%, 05/01/22 (Call 05/01/20)	530	559,495
Series L, 5.00%, 05/01/22 (PR 05/01/20)	870	920,329
Series N, 5.00%, 05/01/19	500	511,760
Series N, 5.00%, 05/01/20	3,110	3,291,468
Series N, 5.00%, 05/01/21	840	917,162
Series O, 5.00%, 05/01/21	3,985	4,351,062
Series O, 5.00%, 05/01/22	5,225	5,853,254
State of California Department of Water Resources RB 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,075,510

Security	Par (000)	Value

California (continued)
Series AG, 5.00%, 12/01/26 (PR 12/01/19)	$250	$260,915
Series AG, 5.00%, 12/01/29 (PR 12/01/19)	320	333,971
Series AS, 5.00%, 12/01/20	340	366,880
Series AS, 5.00%, 12/01/20 (ETM)	5	5,376
Series AS, 5.00%, 12/01/22	640	728,256
Series AS, 5.00%, 12/01/22 (ETM)	10	11,287
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	400	472,876
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,055	1,243,128
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	2,900	3,411,531
Series AS, 5.00%, 12/01/29 (Call 12/01/24)	320	374,192
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,000	1,208,230
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	500	592,535
Series AX, 5.00%, 12/01/22	500	568,950
State of California GO
2.00%, 11/01/18	1,750	1,751,680
3.00%, 12/01/32 (Put 06/01/19)(b)(c)	200	201,928
4.00%, 11/01/19	2,000	2,057,960
4.00%, 05/01/23	1,000	1,096,400
4.00%, 11/01/25	235	263,851
4.00%, 09/01/28 (Call 09/01/26)	250	274,533
4.00%, 12/01/30 (Put 06/01/21)(b)(c)	4,790	5,088,800
4.00%, 09/01/33 (Call 09/01/26)	3,560	3,832,198
4.00%, 09/01/34 (Call 09/01/26)	800	858,216
4.00%, 11/01/34 (Call 11/01/27)	1,800	1,943,118
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,130,880
4.00%, 09/01/37 (Call 09/01/26)	2,005	2,131,816
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,130,960
4.00%, 11/01/44 (Call 11/01/24)	975	1,020,454
4.00%, 03/01/45 (Call 03/01/25)	500	522,670
4.00%, 08/01/45 (Call 08/01/25)	250	261,983
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,569,045
4.50%, 03/01/21 (Call 03/01/20)	660	688,644
4.50%, 08/01/26 (Call 10/01/18)	10	10,020
4.50%, 08/01/30 (Call 10/01/18)	25	25,045
5.00%, 09/01/18	1,000	1,000,000
5.00%, 10/01/18	3,350	3,358,744
5.00%, 11/01/18	500	502,800
5.00%, 02/01/19	430	436,248
5.00%, 08/01/19	6,775	6,989,903
5.00%, 08/01/19 (Call 10/01/18)	5	5,012
5.00%, 10/01/19	4,335	4,497,606
5.00%, 12/01/19	750	782,370
5.00%, 04/01/20	215	226,681
5.00%, 08/01/20	8,565	9,122,581
5.00%, 09/01/20	170	181,512
5.00%, 10/01/20	4,000	4,283,720
5.00%, 11/01/20	7,900	8,482,388
5.00%, 12/01/20	550	591,960
5.00%, 02/01/21	100	108,139
5.00%, 09/01/21	2,945	3,234,287
5.00%, 11/01/21	3,175	3,502,723
5.00%, 02/01/22	2,000	2,218,860
5.00%, 08/01/22	1,500	1,684,440
5.00%, 08/01/22 (Call 10/01/18)	5	5,013
5.00%, 09/01/22	2,720	3,060,272
5.00%, 08/01/23	955	1,094,955
5.00%, 09/01/23	3,465	3,979,310
5.00%, 10/01/23	1,000	1,150,260
5.00%, 11/01/23	1,375	1,584,825
5.00%, 11/01/23 (Call 11/01/20)	500	538,525

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 12/01/23	$500	$577,200
5.00%, 02/01/24 (Call 02/01/22)	220	243,074
5.00%, 08/01/24	1,250	1,457,875
5.00%, 08/01/24 (Call 10/01/18)	5	5,013
5.00%, 10/01/24	500	584,740
5.00%, 11/01/24	650	761,163
5.00%, 11/01/24 (Call 11/01/20)	250	268,598
5.00%, 12/01/24 (Call 12/01/23)	400	461,328
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,132,660
5.00%, 03/01/25	1,300	1,530,165
5.00%, 03/01/25 (Call 03/01/20)	750	788,280
5.00%, 08/01/25	6,050	7,167,979
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,956,770
5.00%, 10/01/25 (Call 10/01/24)	400	467,292
5.00%, 11/01/25 (Call 11/01/20)	585	627,225
5.00%, 11/01/25 (Call 11/01/23)	300	345,300
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,463,037
5.00%, 08/01/26	4,500	5,402,385
5.00%, 08/01/26 (Call 08/01/25)	1,450	1,708,767
5.00%, 10/01/26 (Call 10/01/24)	500	581,635
5.00%, 10/01/26 (Call 04/01/26)	2,190	2,610,480
5.00%, 02/01/27 (Call 02/01/23)	1,835	2,066,008
5.00%, 03/01/27 (Call 03/01/20)	300	314,994
5.00%, 03/01/27 (Call 03/01/25)	500	583,240
5.00%, 08/01/27 (Call 08/01/26)	500	595,475
5.00%, 09/01/27 (Call 09/01/21)	500	547,885
5.00%, 09/01/27 (Call 09/01/26)	1,000	1,191,990
5.00%, 11/01/27 (Call 11/01/23)	700	800,891
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,171,470
5.00%, 08/01/28 (Call 08/01/27)	1,500	1,805,670
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,121,400
5.00%, 08/01/29 (Call 08/01/27)	2,000	2,395,160
5.00%, 09/01/29 (Call 09/01/26)	2,500	2,952,050
5.00%, 10/01/29 (Call 10/01/19)	1,345	1,393,985
5.00%, 10/01/29 (Call 04/01/23)	850	955,731
5.00%, 10/01/29 (Call 04/01/26)	750	879,172
5.00%, 11/01/29 (Call 11/01/27)	715	858,500
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,374,100
5.00%, 09/01/30 (Call 10/01/18)	500	501,185
5.00%, 09/01/30 (Call 09/01/21)	2,800	3,057,012
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,176,070
5.00%, 11/01/30 (Call 11/01/27)	5,180	6,163,682
5.00%, 02/01/31 (Call 02/01/22)	500	548,965
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,637,235
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,344,240
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,242,846
5.00%, 11/01/31 (Call 11/01/23)	2,000	2,269,380
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,185,430
5.00%, 02/01/32 (Call 02/01/22)	500	548,445
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,273,420
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,506,940
5.00%, 10/01/32 (Call 10/01/24)	2,000	2,292,160
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,419,940
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,845,228
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,747,590
5.00%, 10/01/33 (Call 10/01/24)	2,710	3,099,291
5.00%, 09/01/34 (Call 09/01/26)	500	580,585
5.00%, 08/01/35 (Call 08/01/25)	1,550	1,776,346
5.00%, 08/01/35 (Call 08/01/26)	1,000	1,156,560
5.00%, 09/01/35 (Call 09/01/26)	1,000	1,158,060

Security	Par (000)	Value

California (continued)
5.00%, 11/01/36 (Call 11/01/27)	$845	$986,757
5.00%, 10/01/37 (Call 10/01/24)	3,000	3,401,970
5.00%, 02/01/38 (Call 02/01/23)	4,545	5,038,132
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,131,590
5.00%, 09/01/41 (Call 09/01/21)	380	413,375
5.00%, 10/01/41 (Call 10/01/21)	4,675	5,096,685
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,095,670
5.00%, 09/01/42 (Call 09/01/22)	750	829,777
5.00%, 04/01/43 (Call 04/01/23)	910	1,009,781
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,368,310
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,855,192
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,142,660
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,235,548
5.00%, 11/01/47 (Call 11/01/27)	800	922,392
5.25%, 09/01/22	2,815	3,194,152
5.25%, 10/01/22	600	682,440
5.25%, 02/01/23	500	572,510
5.25%, 09/01/25 (Call 09/01/21)	750	828,427
5.25%, 10/01/29 (Call 10/01/19)	1,375	1,428,721
5.25%, 08/01/32 (AGM)	1,825	2,274,497
5.50%, 04/01/19	525	537,191
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,043,860
5.50%, 11/01/39 (Call 11/01/19)	4,485	4,679,604
5.50%, 03/01/40 (Call 03/01/20)	7,995	8,421,613
5.63%, 04/01/25 (Call 04/01/19)	350	358,211
5.75%, 04/01/29 (Call 04/01/19)	1,000	1,023,710
5.75%, 04/01/31 (Call 04/01/19)	2,500	2,560,000
6.00%, 03/01/33 (Call 03/01/20)	2,200	2,342,538
6.00%, 04/01/35 (Call 04/01/19)	185	189,582
6.00%, 11/01/35 (Call 11/01/19)	2,000	2,100,300
6.00%, 04/01/38 (Call 04/01/19)	3,920	4,016,667
6.00%, 04/01/38 (PR 04/01/19)	2,145	2,202,014
6.00%, 11/01/39 (Call 11/01/19)	1,315	1,380,487
6.50%, 04/01/33 (Call 04/01/19)	1,400	1,438,976
6.50%, 04/01/33 (PR 04/01/19)	1,655	1,703,690
Series A, 4.60%, 07/01/19 (ETM)	1,145	1,175,022
Series A, 5.00%, 07/01/19 (ETM)	1,150	1,183,902
Series A, 5.00%, 07/01/20 (PR 07/01/19)	5,015	5,162,842
Series A, 5.25%, 07/01/21 (PR 07/01/19)	3,835	3,955,841
Series B, 5.00%, 09/01/21	1,000	1,098,230
Series B, 5.00%, 09/01/22	1,265	1,423,251
Series B, 5.00%, 09/01/24	2,000	2,335,820
Series B, 5.00%, 09/01/25	1,000	1,186,160
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	524,550
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	718,180
University of California RB
Series A, 5.00%, 05/15/41 (Call 05/15/26)	855	979,266
Series AF, 5.00%, 05/15/20	685	724,949
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,115,220
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,125,160
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,300	3,681,777
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	3,650	4,169,906
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	785,603
Series AO, 5.00%, 05/15/19	1,160	1,189,557
Series AO, 5.00%, 05/15/23	500	574,375
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,000	3,526,260
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,136,020
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,451,322

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series AT, 1.40%, 05/15/46 (Put 11/15/20)(b)(c)	$1,000	$983,040
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	517,820
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,347,060
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,167,690
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,183,090
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	2,650	3,077,074
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	517,885
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	884,325
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	1,000	1,161,640
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	8,500	9,827,615
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	587,110
Series G, 5.00%, 05/15/24 (Call 05/15/22)	535	595,915
Series G, 5.00%, 05/15/25 (Call 05/15/22)	535	595,305
Series G, 5.00%, 05/15/25 (PR 05/15/22)	465	519,182
Series G, 5.00%, 05/15/26 (Call 05/15/22)	270	300,229
Series G, 5.00%, 05/15/26 (PR 05/15/22)	230	256,800
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	430,431
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	374,034
Series G, 5.00%, 05/15/37 (Call 05/15/22)	660	725,703
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	736,903
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,345,636
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	409,021
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,195,953
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	622,723
Series K, 4.00%, 05/15/46 (Call 05/15/26)	5,000	5,180,850
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	576,770
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	258,343
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,173,750
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,713,225

Security	Par (000)	Value

California (continued)
Series M, 5.00%, 05/15/52 (Call 05/15/27)	$250	$283,095
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	566,040
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,139,130
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	594,720
Ventura County Public Financing Authority RB, 5.00%, 11/01/43 (Call 11/01/22)	500	554,455
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	264,683
Whittier Union High School District GO, 0.00%, 08/01/34 (PR 08/01/19)(a)	400	152,248
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	256,014
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	698,775
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	500	214,790
Series C, 4.00%, 08/01/38 (Call 08/01/23)	500	512,075

		1,090,397,812

Total Municipal Debt Obligations — 99.0% (Cost: $1,080,840,391)		1,090,397,812

Total Investments in Securities — 99.0% (Cost: $1,080,840,391)		1,090,397,812

Other Assets, Less Liabilities — 1.0%		11,311,326

Net Assets — 100.0%		$1,101,709,138

(a)	Zero-coupon bond.

(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.

(c)	Security is payable upon demand on each reset date.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,090,397,812	$—	$1,090,397,812

See notes to financial statements.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$2,000	$2,122,060
5.00%, 09/01/24 (PR 09/01/22)	2,500	2,789,225
5.00%, 09/01/30 (Call 09/01/24)	2,000	2,268,160
Series 2007-2, Class A4, 5.00%, 09/01/28 (Call 09/01/24)	3,500	3,994,340
Series A, 4.00%, 06/01/37 (Call 09/01/27)	3,190	3,349,787
Series A, 5.00%, 09/01/35 (Call 09/01/26)	1,000	1,149,560
Series A, 5.00%, 09/01/36 (Call 09/01/26)	5,000	5,732,450
Series B, 5.00%, 09/01/24	1,600	1,853,008
Alabama Public School & College Authority RB
Series A, 5.00%, 05/01/19	1,120	1,144,864
Series B, 5.00%, 01/01/22	6,875	7,555,488
Series B, 5.00%, 01/01/24	1,000	1,143,660
Series B, 5.00%, 01/01/26 (Call 07/01/24)	2,000	2,286,760
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	2,000	2,074,060
Series A, 5.00%, 06/01/48 (Call 06/01/28)	2,000	2,290,080
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,025	1,211,796
Water Works Board of the City of Birmingham (The) RB, 5.00%, 01/01/41 (PR 01/01/21)	1,185	1,271,955

		42,237,253

Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (Call 12/01/24)	2,000	2,029,720

Arizona — 1.4%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,000	1,155,750
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,277,420
Series A, 5.00%, 07/01/21	1,500	1,628,880
Series A, 5.00%, 07/01/22	6,650	7,385,623
Series A, 5.00%, 07/01/24 (Call 07/01/21)	935	1,013,446
Series A, 5.00%, 07/01/29 (Call 07/01/22)	715	786,607
Series A, 5.00%, 07/01/29 (PR 07/01/22)	285	315,196
Series A, 5.00%, 07/01/30 (Call 07/01/22)	1,105	1,213,964
Series A, 5.00%, 07/01/30 (PR 07/01/22)	895	989,825
Arizona School Facilities Board COP
5.13%, 09/01/21 (PR 09/01/18)	1,000	1,000,000
5.25%, 09/01/23 (PR 09/01/18)	1,465	1,465,000
5.75%, 09/01/19 (PR 09/01/18)	1,250	1,250,000
Series A, 5.00%, 09/01/21	2,285	2,487,085
Series A, 5.00%, 09/01/23	750	849,465
Arizona State University RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,109,840
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,694,325
Arizona Transportation Board RB
5.00%, 07/01/23	1,500	1,699,935
5.00%, 07/01/24	2,000	2,305,580
5.00%, 07/01/24 (PR 07/01/19)	685	703,536
5.25%, 07/01/20 (PR 07/01/19)	480	494,165
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	870	972,660
Series A, 5.00%, 10/01/22 (ETM)	555	618,187
Series A, 5.00%, 10/01/30 (PR 10/01/20)	2,600	2,771,756

Security	Par (000)	Value

Arizona (continued)
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	$1,500	$1,595,235
City of Phoenix AZ GO
4.00%, 07/01/24	1,040	1,144,146
4.00%, 07/01/25 (Call 07/01/24)	2,000	2,188,800
5.00%, 07/01/25	3,800	4,454,740
5.00%, 07/01/27 (Call 07/01/26)	5,000	5,902,400
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/19	1,000	1,027,470
5.00%, 07/01/20	4,800	5,082,048
Series 2015A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,216,400
Series A, 5.00%, 07/01/39 (PR 07/01/19)	800	821,976
Series A, 5.00%, 07/01/40 (PR 07/01/20)	1,700	1,799,569
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,254,240
Series B, 5.00%, 07/01/20	2,000	2,117,520
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,720,350
Series B, 5.00%, 07/01/27 (Call 07/01/24)	3,000	3,430,140
Series D, 5.00%, 07/01/35 (Call 07/01/27)	2,500	2,864,075
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	2,500	2,829,550
Maricopa County Community College District GO
5.00%, 07/01/20	2,035	2,154,577
5.00%, 07/01/21	2,840	3,084,013
Pinal County Electric District No. 3 RB, 5.25%, 07/01/41 (PR 07/01/21)	1,000	1,092,180
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/28	1,000	1,205,790
5.00%, 01/01/31 (Call 01/01/28)	8,530	10,152,576
5.00%, 12/01/34 (Call 06/01/25)	2,500	2,852,000
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,092,180
Series A, 5.00%, 12/01/26 (Call 12/01/21)	2,030	2,216,009
Series A, 5.00%, 01/01/27	1,000	1,192,550
Series A, 5.00%, 12/01/28 (Call 12/01/21)	2,075	2,263,078
Series A, 5.00%, 12/01/29 (Call 06/01/22)	400	439,672
Series A, 5.00%, 12/01/30 (Call 06/01/22)	2,500	2,744,175
Series A, 5.00%, 12/01/31 (Call 06/01/22)	2,100	2,301,957
Series A, 5.00%, 01/01/32 (PR 01/01/19)	3,045	3,078,739
Series A, 5.00%, 01/01/37 (Call 01/01/28)	8,395	9,795,790
Series A, 5.00%, 01/01/38 (Call 01/01/27)	8,350	9,591,394
Series A, 5.00%, 12/01/45 (Call 06/01/25)	5,000	5,648,150
Series B, 5.00%, 12/01/19	500	520,255
State of Arizona COP
Series A, 5.00%, 10/01/18 (AGM)	200	200,492
Series A, 5.00%, 10/01/29 (Call 10/01/19) (AGM)	1,000	1,032,190
Series A, 5.25%, 10/01/20 (Call 10/01/19) (AGM)	355	367,904

		141,662,575

Arkansas — 0.1%
State of Arkansas GO
4.00%, 06/15/20	2,000	2,079,460
5.00%, 06/15/21	5,920	6,430,896

		8,510,356

California — 21.2%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	3,000	2,789,280
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,246,700
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	3,111,764
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,127,140

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 10/01/37 (Call 10/01/26)	$4,950	$5,519,646
Alameda County Transportation Commission RB, 4.00%, 03/01/22	500	538,795
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	6,000	3,791,400
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	977,140
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	2,408,640
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34 (Call 10/01/21)	1,150	1,246,922
5.00%, 10/01/34 (PR 10/01/21)	850	935,757
5.00%, 10/01/35 (Call 10/01/21)	795	861,009
5.00%, 10/01/35 (PR 10/01/21)	590	649,525
5.00%, 10/01/41 (Call 10/01/21)	920	993,260
5.00%, 10/01/41 (PR 10/01/21)	680	748,605
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	1,788,098
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 10/01/19)(b)(c)	2,200	2,192,674
2.13%, 04/01/53 (Put 10/01/24)(b)(c)	2,000	1,964,340
2.85%, 04/01/47 (Put 10/01/24)(b)(c)	4,000	4,135,480
2.95%, 04/01/47 (Put 10/01/25)(b)(c)	1,000	1,036,890
4.00%, 04/01/33 (Call 04/01/27)	1,800	1,930,914
4.00%, 04/01/38 (Call 04/01/27)	4,950	5,176,660
4.00%, 04/01/42 (Call 04/01/27)	2,500	2,601,225
5.00%, 04/01/28	1,600	1,969,248
Series C, 1.88%, 04/01/47 (Put 10/01/18)(b)(c)	9,115	9,118,008
Series D, 1.88%, 04/01/34 (Put 10/01/19)(b)(c)	2,200	2,206,622
Series F-1, 5.00%, 04/01/23 (Call 04/01/22)	1,860	2,075,276
Series F-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,109,850
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,595	1,767,292
Series F-1, 5.00%, 04/01/28 (PR 04/01/19)	25	25,523
Series F-1, 5.00%, 04/01/30 (Call 04/01/22)	2,000	2,210,200
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,315	1,450,340
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,000	3,299,250
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	825	842,828
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	2,500	2,555,800
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	1,295	1,326,663
Series F-2, 4.00%, 04/01/21	1,000	1,062,840
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	2,510	2,688,561
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,244,475
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,283,440
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	1,998,010
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	2,250	2,593,485
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	426,484
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	4,000	4,419,960
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,500	1,677,555
Beverly Hills Unified School District CA GO, 0.00%, 08/01/33(a)	1,000	618,450
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	2,000	2,233,210
5.00%, 10/01/49 (Call 04/01/26)	500	565,470
Series T-1, 5.00%, 03/15/39	1,015	1,281,316
Series U-2, 5.00%, 10/01/32	5,000	6,305,350
Series U-3, 5.00%, 06/01/43	4,000	5,135,520
Series U-6, 5.00%, 05/01/45	4,400	5,691,444
Series U-7, 5.00%, 06/01/46	5,000	6,493,300

Security	Par (000)	Value

California (continued)
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23 (ETM) (AGM)	$2,845	$3,263,613
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,439,440
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	609,860
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,734,285
5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	6,908,586
Series A, 4.00%, 10/01/45 (Call 10/01/26)	1,500	1,560,885
Series A, 5.00%, 10/01/41 (Call 10/01/26)	1,010	1,167,156
California Municipal Finance Authority RB
5.00%, 06/01/42 (Call 06/01/27)	2,110	2,428,694
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,166,860
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	3,000	674,340
California State Public Works Board RB
Series A, 5.00%, 12/01/19 (AMBAC)	10	10,233
Series A, 5.00%, 04/01/20	690	726,163
Series A, 5.00%, 04/01/21	1,500	1,626,810
Series A, 5.00%, 04/01/22	1,810	2,013,480
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,512,321
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	2,996,942
Series A, 5.00%, 04/01/30 (Call 04/01/22)	5,500	6,038,120
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,535	1,752,709
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,710	1,867,440
Series A, 5.00%, 03/01/38 (Call 03/01/23)	3,155	3,492,175
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,000	1,126,400
Series A, 6.25%, 04/01/34 (PR 04/01/19)	1,725	1,773,300
Series A-1, 6.00%, 03/01/35 (PR 03/01/20)	1,000	1,067,080
Series B, 5.00%, 10/01/22	1,800	2,025,918
Series B, 5.00%, 10/01/25	3,910	4,631,786
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	3,102,000
Series C, 4.00%, 06/01/28 (Call 06/01/22)	200	211,740
Series D, 5.00%, 12/01/23 (Call 12/01/21)	1,500	1,657,305
Series D, 5.00%, 12/01/31 (Call 12/01/21)	750	820,695
Series F, 5.00%, 05/01/20	1,000	1,056,660
Series F, 5.00%, 05/01/23	3,420	3,896,714
Series F, 5.00%, 05/01/26 (Call 05/01/25)	1,990	2,329,136
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	4,994,974
Series G, 5.00%, 01/01/19	2,780	2,811,803
Series G, 5.00%, 01/01/21	4,505	4,853,777
Series G, 5.00%, 11/01/37 (Call 11/01/22)	3,175	3,508,819
Series G-1, 5.75%, 10/01/30 (PR 10/01/19)	3,025	3,164,180
Series H, 5.00%, 12/01/19	4,900	5,107,123
Series H, 5.00%, 09/01/38 (PR 09/01/23)	1,000	1,151,520
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	7,661,484
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	600	633,942
California State University RB
Series A, 4.00%, 11/01/28 (Call 11/01/22)	1,680	1,821,002
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,133,180
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,066,510
Series A, 4.00%, 11/01/35 (Call 05/01/26)	5,000	5,311,450
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	3,830,501
Series A, 4.00%, 11/01/45 (Call 05/01/26)	4,960	5,189,598
Series A, 5.00%, 11/01/23	1,000	1,158,460
Series A, 5.00%, 11/01/24 (Call 11/01/21)	1,250	1,372,950
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,000	1,153,130
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,400	1,609,174
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,170	1,313,243
Series A, 5.00%, 11/01/30 (Call 11/01/25)	2,000	2,339,960
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	586,205
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,778,655

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 11/01/32 (Call 05/01/26)	$1,000	$1,167,110
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,741,065
Series A, 5.00%, 11/01/34 (Call 11/01/24)	2,950	3,375,508
Series A, 5.00%, 11/01/37 (Call 11/01/22)	5,320	5,899,401
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,650	1,883,838
Series A, 5.00%, 11/01/38 (Call 05/01/27)	2,500	2,901,300
Series A, 5.00%, 11/01/39 (Call 09/10/18) (AGM)	15	15,008
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	568,140
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,145,218
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,172,020
Series A, 5.00%, 11/01/44 (Call 11/01/24)	700	790,720
Series A, 5.00%, 11/01/45 (Call 05/01/26)	2,800	3,182,452
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,000	1,133,400
Series A, 5.00%, 11/01/47 (Call 05/01/27)	1,000	1,148,960
Series A, 5.25%, 11/01/34 (PR 05/01/19)	500	512,710
Series A, 5.25%, 11/01/38 (PR 05/01/19)	1,575	1,615,037
Series B-2, 4.00%, 11/01/49 (Put 05/01/21)(b)(c)	1,875	1,974,956
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	560,555
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	1,000	1,058,330
Centinela Valley Union High School District GO, Series B, 0.00%, 08/01/45 (PR 08/01/22) (AGM)(a)	4,000	933,120
Cerritos Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,798,160
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,120,980
4.00%, 08/01/34 (Call 08/01/26)	2,845	3,008,929
5.00%, 08/01/31 (Call 08/01/23)	1,200	1,359,588
Series A, 4.00%, 08/01/19	1,500	1,536,195
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	2,070,840
City & County of San Francisco CA COP, Series A, 5.00%, 04/01/29 (Call 04/01/19)	500	509,435
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/21	25	27,329
Series R1, 5.00%, 06/15/22 (Call 12/15/21)	1,000	1,104,750
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	1,200	1,241,556
Series B, 5.00%, 09/01/20	1,250	1,336,175
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/19	4,425	4,544,917
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,135,930
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,124,360
Series A, 5.00%, 06/01/39 (PR 06/01/19)	500	513,360
Series A, 5.00%, 06/01/43 (Call 06/01/23)	6,730	7,474,069
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,772,865
Series B, 5.00%, 06/01/22	2,625	2,938,451
Series B, 5.00%, 06/01/31 (Call 06/01/22)	1,000	1,107,910
Series B, 5.00%, 06/01/32 (Call 06/01/22)	400	442,552
City of Los Angeles Department of Airports RB
Series A, 5.00%, 05/15/26 (Call 05/15/20)	2,705	2,865,109
Series A, 5.00%, 05/15/28 (Call 05/15/20)	2,000	2,116,980
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,125	1,188,079
Series A, 5.00%, 05/15/34 (Call 05/15/19)	8,600	8,803,390
Series A, 5.00%, 05/15/35 (Call 05/15/20)	4,870	5,142,233
Series A, 5.00%, 05/15/40 (Call 05/15/20)	7,950	8,376,597
Series A, 5.25%, 05/15/39 (Call 05/15/19)	1,000	1,025,720
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	548,095
Series B, 5.00%, 05/15/40 (Call 05/15/20)	3,000	3,158,400

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 05/15/38 (Call 05/15/25)	$3,100	$3,507,495
Series D, 5.25%, 05/15/33 (Call 05/15/20)	700	743,743
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	9,750	10,901,085
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25 (Call 05/01/25)	800	948,840
5.00%, 11/01/27 (Call 11/01/26)	6,500	7,835,620
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,586,800
5.00%, 11/01/31 (Call 05/01/25)	2,000	2,306,080
5.00%, 11/01/32 (Call 05/01/25)	2,000	2,302,100
Series A, 4.00%, 11/01/39 (Call 11/01/26)	2,000	2,093,480
Series A, 5.00%, 11/01/30 (PR 11/01/21)	5,500	6,069,525
Series A, 5.00%, 11/01/32 (PR 11/01/21)	400	441,420
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,349,020
Series A, 5.00%, 11/01/35 (Call 05/01/22)	2,645	2,907,596
Series A, 5.00%, 11/01/35 (PR 05/01/22)	1,355	1,513,820
Series A, 5.00%, 11/01/37 (Call 05/01/22)	1,000	1,097,800
Series A, 5.00%, 11/01/41 (Call 11/01/21)	2,750	2,993,952
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,000	1,091,540
Series B, 5.00%, 11/01/39 (PR 11/01/19)	1,000	1,040,870
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,360,200
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,037,250
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,070,660
5.00%, 08/01/29 (Call 08/01/25)	2,000	2,347,120
Series A, 5.00%, 08/01/38 (Call 08/01/23)	5,580	6,228,340
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	5,076,983
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	2,100,900
Contra Costa Community College District GO
5.00%, 08/01/38 (Call 08/01/23)	10,155	11,344,861
Series A, 4.00%, 08/01/39 (Call 08/01/24)	750	781,628
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	1,145	1,208,456
Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	3,974,250
County of Santa Clara CA GO
4.00%, 08/01/39 (Call 08/01/22)	2,250	2,322,225
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,200,543
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	205	225,855
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	545	604,645
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	3,500	3,679,340
East Bay Municipal Utility District Water System Revenue RB Series 2014-B, 5.00%, 06/01/24	500	585,665
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,216,541
Series A, 5.00%, 06/01/36 (PR 06/01/20)	13,210	14,009,733
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,955	2,268,191
Series A, 5.00%, 06/01/45 (Call 06/01/27)	4,465	5,169,130
Series B, 5.00%, 06/01/22	2,000	2,246,560
Series B, 5.00%, 06/01/23	1,000	1,149,610
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,398,940
Series B, 5.00%, 06/01/34 (Call 06/01/27)	4,800	5,678,688
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,723,440
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,095,260
Series C, 0.00%, 08/01/32(a)	200	128,092

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 0.00%, 08/01/34(a)	$8,415	$4,899,213
El Dorado Irrigation District/El Dorado County Water Agency RB, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	500	562,920
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	602,933
Series C, 0.00%, 08/01/51(a)	2,850	721,392
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	4,000	4,216,120
Series C, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,095,840
Series C, 5.00%, 08/01/40 (PR 08/01/21)	4,750	5,205,240
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34 (AGM)(a)	1,000	545,870
0.00%, 01/15/35 (AGM)(a)	1,700	879,342
Series A, 0.00%, 01/01/20 (ETM)(a)	1,355	1,325,881
Series A, 0.00%, 01/01/23 (ETM)(a)	500	458,985
Series A, 0.00%, 01/01/25 (ETM)(a)	200	172,860
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,253,220
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	3,459,252
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	721,010
Series A, 6.00%, 01/15/53 (Call 01/15/24)	4,500	5,216,895
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,800	1,802,610
Fremont Union High School District GO, 4.00%, 08/01/40 (Call 08/01/24)	2,000	2,081,060
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	1,650	1,711,116
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	9,345,411
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,229,060
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,500	1,685,055
Long Beach Unified School District GO, Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	336,176
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	6,015	6,365,855
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,000	1,072,770
Series A, 4.00%, 08/01/33 (Call 08/01/24)	2,960	3,158,705
Series A, 5.00%, 08/01/22	1,000	1,128,210
Series A, 5.00%, 08/01/29 (Call 08/01/24)	9,790	11,335,351
Series A, 5.00%, 08/01/30 (Call 08/01/24)	8,935	10,307,863
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,000	2,300,140
Series A, 6.00%, 08/01/33 (PR 08/01/19)	3,000	3,123,690
Series C, 5.00%, 06/01/26	1,000	1,211,680
Los Angeles County Facilities Inc. RB, Series A, 5.00%,
12/01/43 (Call 12/01/28)	1,000	1,158,890
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/20	3,300	3,509,253
Series A, 5.00%, 06/01/36 (Call 06/01/26)	2,500	2,899,050
Series A, 5.00%, 07/01/36 (Call 07/01/27)	1,000	1,176,010
Series A, 5.00%, 07/01/40 (Call 07/01/27)	3,000	3,502,440
Series A, 5.00%, 07/01/41 (Call 07/01/27)	1,950	2,271,614
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	2,987,355
Series B, 5.00%, 07/01/22 (PR 07/01/21)	1,000	1,093,720
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37 (Call 08/01/22)	1,000	1,097,920
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	3,913,642
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/20	1,000	1,072,200
Los Angeles Department of Water & Power Power System Revenue RB, Series A, 5.00%, 07/01/37 (Call 01/01/28)	700	821,793

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/20	$2,545	$2,707,320
Series A, 5.00%, 07/01/21	35	38,392
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,480	1,619,135
Series A, 5.00%, 07/01/22 (PR 07/01/21)	20	21,816
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,330,060
Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	8,633,116
Series A, 5.00%, 07/01/46 (Call 01/01/26)	6,050	6,882,480
Series B, 5.00%, 07/01/25 (Call 07/01/20)	2,000	2,121,220
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,698,465
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,297,159
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,324,560
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,251,881
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,415	4,858,840
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	1,985,376
Series B, 5.25%, 07/01/24 (Call 07/01/19)	1,630	1,680,677
Series B, 5.25%, 07/01/24 (PR 07/01/19)	15	15,460
Series C, 5.00%, 07/01/26 (Call 07/01/24)	6,315	7,358,743
Series C, 5.00%, 07/01/47 (Call 07/01/27)	2,000	2,307,960
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,250	1,420,475
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	10,635,268
Series E, 5.00%, 07/01/44 (Call 07/01/24)	2,000	2,249,660
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/36 (Call 01/01/21)	5,000	5,338,550
Series A, 5.00%, 07/01/41 (Call 01/01/27)	4,000	4,610,600
Series A, 5.00%, 07/01/43 (Call 07/01/22)	3,925	4,319,580
Series A, 5.00%, 07/01/44 (Call 01/01/27)	3,000	3,450,780
Series A, 5.00%, 07/01/46 (Call 01/01/26)	4,000	4,550,400
Series A, 5.00%, 07/01/48 (Call 01/01/28)	2,000	2,312,540
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,812,425
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,347,048
Series B, 5.00%, 07/01/36 (Call 07/01/22)	1,000	1,103,620
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,540	4,996,406
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,734,840
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,062,520
Series A, 5.00%, 07/01/19	3,000	3,087,930
Series A, 5.00%, 07/01/20	2,000	2,126,440
Series A, 5.00%, 07/01/22	5,295	5,955,604
Series A, 5.00%, 07/01/23	2,500	2,877,850
Series A, 5.00%, 07/01/24	3,000	3,521,070
Series A, 5.00%, 07/01/25	3,400	4,059,328
Series A, 5.00%, 07/01/27	3,460	4,248,499
Series A, 5.00%, 07/01/29 (Call 07/01/21)	1,000	1,089,670
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,672,680
Series A, 5.00%, 07/01/30 (Call 07/01/21)	3,080	3,354,397
Series A, 5.00%, 07/01/31 (Call 07/01/21)	4,110	4,473,776
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	6,063,310
Series A-2, 5.00%, 07/01/21	3,000	3,288,150
Series B, 5.00%, 07/01/21	1,455	1,594,753
Series B-1, 5.00%, 07/01/26	1,500	1,814,640
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	4,764,520
Series B-1, 5.00%, 07/01/34 (Call 01/01/28)	2,500	2,966,475
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,356,940
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	2,000	2,346,200
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,377,820
Series C, 5.00%, 07/01/22	1,705	1,917,716
Series C, 5.00%, 07/01/23	4,140	4,765,720
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,381,465

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/30 (Call 07/01/24)	$750	$863,265
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,794,172
Series D, 5.00%, 01/01/34 (Call 07/01/19)	250	256,765
Series D, 5.20%, 07/01/29 (Call 07/01/19)	1,000	1,028,770
Series I, 5.00%, 07/01/27 (Call 07/01/19)	6,890	7,079,268
Series I, 5.00%, 07/01/29 (Call 07/01/19)	1,200	1,232,568
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/51 (AGM)(a)	750	182,813
Series B, 0.00%, 08/01/51 (PR 08/01/21) (AGM)(a)	1,175	109,898
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,500	238,455
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	10,253,318
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,130,180
Series C, 5.00%, 10/01/26 (Call 10/01/21)	200	220,178
Series C, 5.00%, 10/01/27	1,000	1,232,820
Series E, 5.00%, 07/01/23	1,000	1,150,640
Series G, 5.00%, 07/01/28 (Call 07/01/22)	560	627,211
Modesto Irrigation District COP, Series A, 6.00%, 10/01/39 (PR 04/01/19)	500	513,103
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	2,530	2,451,266
Series E, 5.00%, 06/01/37 (Call 08/01/22)	4,355	4,778,045
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	969,360
0.00%, 08/01/43 (Call 08/01/35)(a)	11,570	9,565,150
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	848,544
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,358,680
Newport Mesa Unified School District GO
0.00%, 08/01/34(a)	1,500	873,300
0.00%, 08/01/36(a)	1,400	736,456
0.00%, 08/01/38(a)	1,500	717,390
0.00%, 08/01/41 (PR 08/01/21)(a)	2,520	585,623
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	563,700
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	404,651
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	861,275
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,132,080
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	1,985,424
Series C, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,040,380
Series D, 4.00%, 08/01/46 (Call 08/01/27)	500	520,920
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,178,950
Peralta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/19)	500	516,135
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42(a)	1,205	468,625
Series D, 0.00%, 08/01/46(a)	2,500	787,925
Port of Los Angeles RB
Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,740,214
Series C, 5.25%, 08/01/23 (Call 08/01/19)	1,000	1,033,310
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	591,850
0.00%, 08/01/36(a)	13,250	6,776,712
0.00%, 08/01/41(a)	1,500	604,140
0.00%, 08/01/46(a)	5,500	1,690,480
0.00%, 08/01/51(a)	1,250	305,888
Series B, 0.00%, 08/01/34(a)	4,630	2,612,663

Security	Par (000)	Value

California (continued)
Rio Hondo Community College District/CA GO
0.00%, 08/01/42 (Call 08/01/34)(a)	$560	$581,907
Series 2004-C, 0.00%, 08/01/42 (Call 08/01/34)(a)	7,500	7,909,575
Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	1,883,742
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	1,000	1,151,530
Riverside County Transportation Commission RB
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,500	1,735,500
Series A, 5.75%, 06/01/48 (Call 06/01/23)	2,000	2,209,520
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,180,640
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,167,320
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,280,220
Sacramento City Financing Authority RB
5.25%, 12/01/30 (AMBAC)	440	524,066
Series A, 5.40%, 11/01/20 (AMBAC)	270	280,846
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,249,740
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	14,265	15,878,657
Series E, 5.00%, 08/15/24	1,500	1,767,585
Series X, 5.00%, 08/15/20	550	587,296
Series X, 5.00%, 08/15/25 (Call 08/15/21)	745	814,635
Series X, 5.00%, 08/15/25 (PR 08/15/21)	255	278,603
San Diego Community College District GO
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,201,330
5.00%, 08/01/29 (PR 08/01/21)	120	131,501
5.00%, 08/01/30 (Call 08/01/23)	1,250	1,415,000
5.00%, 08/01/30 (Call 08/01/26)	3,500	4,179,455
5.00%, 08/01/31 (Call 08/01/26)	8,000	9,514,880
5.00%, 08/01/43 (Call 08/01/23)	1,490	1,663,123
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/40 (Call 07/01/20)	1,420	1,497,646
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,250	1,374,375
San Diego County Regional Transportation Commission RB
Series A, 3.00%, 04/01/21	6,135	6,367,885
Series A, 4.00%, 04/01/21	4,000	4,252,400
Series A, 5.00%, 04/01/41 (Call 04/01/26)	3,000	3,451,890
Series A, 5.00%, 04/01/42 (Call 04/01/22)	2,000	2,195,680
Series A, 5.00%, 04/01/48 (Call 04/01/22)	5,860	6,414,297
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,595,268
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31 (Call 11/01/22)	1,735	1,947,416
5.00%, 05/01/34 (Call 11/01/22)	1,000	1,116,490
Series B, 5.00%, 05/01/36 (Call 05/01/26)	2,250	2,609,055
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	2,043,924
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	1,025	1,151,475
5.00%, 05/15/23	2,555	2,938,812
5.00%, 05/15/25	2,500	2,981,475
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	2,965,700
Series A, 5.25%, 05/15/34 (PR 05/15/19)	8,640	8,872,589
Series A, 5.25%, 05/15/39 (PR 05/15/19)	1,000	1,026,920
Series B, 5.00%, 05/15/22 (PR 05/15/19)	4,010	4,109,608
Series B, 5.50%, 05/15/23 (PR 05/15/19)	1,445	1,486,385

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	$2,500	$2,985,325
Series B, 5.50%, 08/01/39 (PR 08/01/19)	700	725,725
San Diego Regional Building Authority RB, 5.38%, 02/01/36 (PR 02/01/19)	1,500	1,524,615
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	1,300	886,977
0.00%, 07/01/35(a)	2,380	1,284,486
0.00%, 07/01/36(a)	1,500	772,260
0.00%, 07/01/37(a)	700	344,659
0.00%, 07/01/38(a)	3,000	1,411,500
0.00%, 07/01/43(a)	4,140	1,587,152
0.00%, 07/01/44(a)	2,165	794,512
0.00%, 07/01/45(a)	2,590	909,504
Series C, 0.00%, 07/01/45(a)	2,000	702,320
Series C, 0.00%, 07/01/46(a)	275	92,620
Series C, 0.00%, 07/01/47(a)	1,405	452,480
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	2,583,133
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,715	1,930,164
Series E, 0.00%, 07/01/42(a)	5,850	3,897,445
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	2,579,592
Series E, 0.00%, 07/01/49(a)	2,500	732,500
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,255,000
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	4,000	1,536,120
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,081,440
Series R-1, 0.00%, 07/01/31(a)	2,000	1,298,040
Series R-2, 0.00%, 07/01/40(a)	3,475	2,875,841
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,386,080
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,087,410
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	1,000	1,042,960
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	835,312
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37 (Call 08/01/27)	8,420	8,958,375
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,585,155
Series D, 4.00%, 08/01/34 (Call 08/01/25)	2,000	2,127,720
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/22)	730	807,344
Series A, 5.00%, 07/01/36 (PR 07/01/22)	270	301,768
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19	1,450	1,484,017
5.00%, 05/01/46 (Call 05/01/26)	3,000	3,372,630
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	1,000	1,108,950
Series A, 4.90%, 05/01/29 (Call 11/01/19)	960	994,762
Series B, 4.90%, 05/01/29 (Call 11/01/19)	1,445	1,497,323
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,189,820
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,225,280
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	3,975,720
Series C, 5.00%, 05/01/23 (Call 05/01/20)	920	970,885
Series C, 5.00%, 05/01/23 (PR 05/01/20)	685	723,463
Series D, 5.00%, 05/01/24 (Call 05/01/21)	2,500	2,711,225
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	2,871,150
Series E, 6.00%, 05/01/39 (Call 05/01/19)	3,690	3,795,608
Series E, 6.00%, 05/01/39 (PR 05/01/19)	310	319,288
Series F, 5.00%, 05/01/35 (Call 05/01/20)	500	525,635

Security	Par (000)	Value

California (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series B, 4.00%, 10/01/39 (Call 10/01/22)	$3,500	$3,607,380
Series B, 4.00%, 10/01/42 (Call 10/01/22)	25,000	25,719,000
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	3,500	3,640,595
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	1,000	1,043,920
Series A, 5.50%, 03/01/41 (PR 03/01/21)	4,600	5,037,184
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/19 (ETM)(a)	980	975,541
0.00%, 01/01/20 (ETM)(a)	500	489,575
0.00%, 01/01/25 (ETM)(a)	2,100	1,815,030
0.00%, 01/01/27 (ETM)(a)	1,075	860,656
5.00%, 01/15/29 (Call 01/15/25)	1,000	1,117,460
5.00%, 01/15/34 (Call 01/15/25)	2,000	2,199,600
5.00%, 01/15/50 (Call 01/15/25)	7,500	8,131,800
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,702,480
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	3,165	3,514,922
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,730	3,996,159
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	534,463
Series B, 0.00%, 08/01/51(a)	1,500	396,825
San Mateo County Community College District GO
5.00%, 09/01/45 (Call 09/01/25)	1,000	1,140,130
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,285,805
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,009,077
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	3,000	2,671,560
San Mateo Union High School District GO
0.00%, 09/01/33(a)	500	411,265
0.00%, 09/01/41 (Call 09/01/36)(a)	3,460	2,988,748
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	2,986,103
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,199,475
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,146,030
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,049,220
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,500	4,132,100
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,500	1,553,445
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	3,315	3,212,799
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,206,640
Southern California Public Power Authority RB
5.00%, 07/01/26 (Call 01/01/25)	1,500	1,749,480
Series 1, 2.00%, 07/01/36 (Put 04/01/20)(b)(c)	1,000	1,001,540
Series 2010-1, 5.00%, 07/01/22 (Call 07/01/20)	1,260	1,340,602
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	1,950	2,063,490
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,555,875
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	588,019
Series D, 5.00%, 08/01/44 (Call 08/01/25)	2,000	2,269,100

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/19	$9,445	$9,667,146
Series L, 5.00%, 05/01/21 (Call 05/01/20)	2,065	2,184,811
Series L, 5.00%, 05/01/21 (PR 05/01/20)	1,805	1,909,419
Series L, 5.00%, 05/01/22 (Call 05/01/20)	3,185	3,362,245
Series L, 5.00%, 05/01/22 (PR 05/01/20)	715	756,363
Series M, 4.00%, 05/01/19	1,295	1,317,041
Series N, 5.00%, 05/01/21	1,540	1,681,464
Series O, 5.00%, 05/01/21	1,800	1,965,348
Series O, 5.00%, 05/01/22	11,395	12,765,135
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/24	2,690	3,183,561
Series AS, 5.00%, 12/01/24 (ETM)	10	11,713
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,020	1,201,886
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	5	5,856
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	995	1,170,508
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	5	5,856
Series AS, 5.00%, 12/01/28 (Call 12/01/24)	995	1,167,324
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	5	5,856
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	6,000	7,184,460
Series AX, 5.00%, 12/01/27	1,000	1,228,210
State of California GO
3.00%, 12/01/32 (Put 06/01/19)(b)(c)	1,365	1,378,159
4.00%, 11/01/19	10,000	10,289,800
4.00%, 09/01/20	500	524,100
4.00%, 11/01/23	2,000	2,207,360
4.00%, 11/01/25	6,340	7,118,362
4.00%, 09/01/28 (Call 09/01/26)	1,250	1,372,663
4.00%, 12/01/30 (Put 06/01/21)(b)(c)	3,500	3,718,330
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,160,260
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,242,700
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,172,168
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,226,282
4.00%, 09/01/35 (Call 09/01/26)	11,575	12,374,832
4.00%, 11/01/35 (Call 11/01/27)	5,940	6,382,708
4.00%, 09/01/36 (Call 09/01/26)	7,560	8,054,726
4.00%, 11/01/36 (Call 11/01/27)	8,000	8,556,640
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,569,930
4.00%, 03/01/45 (Call 03/01/25)	6,500	6,794,710
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,047,930
4.00%, 11/01/47 (Call 11/01/27)	3,250	3,399,597
4.50%, 08/01/26 (Call 10/01/18)	20	20,039
4.50%, 08/01/27 (Call 10/01/18)	25	25,048
4.50%, 08/01/28 (Call 10/01/18) (AMBAC)	20	20,038
4.50%, 08/01/30 (Call 10/01/18)	40	40,072
5.00%, 09/01/18	4,300	4,300,000
5.00%, 10/01/18	4,360	4,371,380
5.00%, 02/01/19	4,050	4,108,846
5.00%, 08/01/19	3,920	4,044,342
5.00%, 09/01/19	10,400	10,760,152
5.00%, 10/01/19	1,000	1,037,510
5.00%, 02/01/20	5,585	5,857,380
5.00%, 04/01/20	4,000	4,217,320
5.00%, 04/01/20 (Call 04/01/19)	1,460	1,489,915
5.00%, 08/01/20	3,250	3,461,575
5.00%, 09/01/20	1,500	1,601,580
5.00%, 10/01/20	3,810	4,080,243
5.00%, 12/01/20	2,500	2,690,725
5.00%, 02/01/21	3,935	4,255,270

Security	Par (000)	Value

California (continued)
5.00%, 08/01/21	$12,230	$13,402,123
5.00%, 09/01/21	33,180	36,439,272
5.00%, 10/01/21	2,000	2,201,780
5.00%, 10/01/21 (Call 10/01/19)	1,875	1,944,938
5.00%, 02/01/22	2,290	2,540,595
5.00%, 04/01/22	1,450	1,615,677
5.00%, 09/01/22	6,795	7,645,055
5.00%, 11/01/22	2,560	2,892,006
5.00%, 12/01/22	1,000	1,132,190
5.00%, 09/01/23	14,670	16,847,468
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,615,250
5.00%, 10/01/23	1,230	1,414,820
5.00%, 10/01/23 (Call 10/01/18)	25	25,066
5.00%, 11/01/23	1,500	1,728,900
5.00%, 12/01/23	1,835	2,118,324
5.00%, 03/01/24	2,310	2,673,756
5.00%, 08/01/24	8,110	9,458,693
5.00%, 08/01/24 (Call 10/01/18)	5	5,013
5.00%, 09/01/24 (Call 09/01/22)	2,070	2,323,865
5.00%, 10/01/24	4,500	5,262,660
5.00%, 11/01/24	5,770	6,756,785
5.00%, 12/01/24 (Call 12/01/23)	1,895	2,185,541
5.00%, 08/01/25	9,610	11,385,832
5.00%, 08/01/25 (Call 10/01/18)	10	10,026
5.00%, 09/01/25	2,000	2,372,320
5.00%, 09/01/25 (Call 10/01/18)	1,750	1,754,253
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,146,890
5.00%, 10/01/25 (Call 10/01/24)	1,000	1,168,230
5.00%, 11/01/25 (Call 11/01/23)	5,545	6,382,295
5.00%, 03/01/26 (Call 03/01/25)	3,400	3,979,462
5.00%, 08/01/26	2,485	2,983,317
5.00%, 10/01/26 (Call 10/01/24)	2,000	2,326,540
5.00%, 02/01/27 (AMBAC)	550	663,834
5.00%, 02/01/27 (Call 02/01/23)	1,000	1,125,890
5.00%, 03/01/27 (Call 03/01/25)	1,145	1,335,620
5.00%, 08/01/27	1,500	1,824,420
5.00%, 08/01/27 (Call 02/01/25)	1,500	1,744,755
5.00%, 09/01/27 (Call 10/01/18)	2,900	2,907,424
5.00%, 09/01/27 (Call 09/01/26)	5,200	6,198,348
5.00%, 10/01/27 (Call 10/01/24)	2,000	2,319,120
5.00%, 11/01/27	11,350	13,845,751
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,631,499
5.00%, 08/01/28 (Call 10/01/18)	5,125	5,137,915
5.00%, 08/01/28 (Call 08/01/26)	3,000	3,553,830
5.00%, 08/01/28 (Call 08/01/27)	1,750	2,106,615
5.00%, 09/01/28 (Call 09/01/21)	1,085	1,187,912
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,137,690
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,315,420
5.00%, 08/01/29 (Call 02/01/25)	2,500	2,890,175
5.00%, 09/01/29 (Call 09/01/21)	1,000	1,093,010
5.00%, 09/01/29 (Call 09/01/26)	8,000	9,446,560
5.00%, 10/01/29 (Call 10/01/19)	6,905	7,156,480
5.00%, 10/01/29 (Call 04/01/23)	2,150	2,417,439
5.00%, 10/01/29 (Call 10/01/24)	4,300	4,962,286
5.00%, 10/01/29 (Call 04/01/26)	5,445	6,382,792
5.00%, 11/01/29 (Call 11/01/23)	2,500	2,848,500
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,309,440
5.00%, 08/01/30 (Call 02/01/25)	2,000	2,304,440
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,768,574
5.00%, 08/01/30 (Call 08/01/26)	2,940	3,455,000

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 08/01/30 (Call 08/01/27)	$6,750	$8,012,587
5.00%, 09/01/30 (Call 09/01/21)	1,045	1,140,921
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,303,140
5.00%, 11/01/30 (Call 11/01/27)	4,750	5,652,025
5.00%, 02/01/31 (Call 02/01/22)	2,000	2,195,860
5.00%, 02/01/31 (Call 02/01/23)	1,500	1,677,405
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,492,051
5.00%, 09/01/31 (Call 09/01/21)	2,500	2,728,725
5.00%, 09/01/31 (Call 09/01/26)	1,600	1,875,392
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,915,691
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,705,110
5.00%, 02/01/32 (Call 02/01/22)	2,125	2,330,891
5.00%, 08/01/32 (Call 08/01/25)	6,000	6,933,480
5.00%, 08/01/32 (Call 08/01/26)	5,000	5,836,850
5.00%, 09/01/32 (Call 09/01/26)	6,915	8,083,496
5.00%, 02/01/33 (Call 02/01/22)	3,000	3,285,480
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,279,960
5.00%, 08/01/33 (Call 02/01/25)	2,000	2,284,040
5.00%, 08/01/33 (Call 08/01/25)	3,460	3,986,439
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,119,300
5.00%, 10/01/33 (Call 10/01/24)	1,500	1,715,475
5.00%, 09/01/34 (Call 09/01/26)	9,290	10,787,269
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,246,666
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,737,090
5.00%, 08/01/36 (Call 08/01/26)	6,235	7,192,010
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,577,706
5.00%, 09/01/36 (Call 09/01/22)	1,060	1,175,317
5.00%, 11/01/36 (Call 11/01/27)	10,000	11,677,600
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,267,980
5.00%, 11/01/37 (Call 11/01/27)	1,000	1,165,140
5.00%, 02/01/38 (Call 02/01/22)	1,025	1,118,654
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,712,745
5.00%, 09/01/41 (Call 09/01/21)	7,665	8,338,217
5.00%, 10/01/41 (Call 10/01/21)	7,425	8,094,735
5.00%, 04/01/42 (Call 04/01/22)	4,075	4,464,855
5.00%, 09/01/42 (Call 09/01/22)	7,000	7,744,590
5.00%, 04/01/43 (Call 04/01/23)	8,000	8,877,200
5.00%, 11/01/43 (Call 11/01/23)	22,795	25,593,542
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,121,520
5.00%, 09/01/45 (Call 09/01/26)	11,610	13,275,222
5.00%, 08/01/46 (Call 08/01/26)	2,280	2,602,210
5.00%, 10/01/47 (Call 04/01/26)	1,500	1,702,920
5.00%, 11/01/47 (Call 11/01/27)	4,250	4,900,207
5.25%, 02/01/20	1,105	1,162,725
5.25%, 10/01/20 (Call 10/01/19)	1,160	1,207,479
5.25%, 10/01/21 (Call 10/01/19)	1,050	1,091,948
5.25%, 09/01/22	8,640	9,803,722
5.25%, 02/01/23	250	286,255
5.25%, 09/01/23 (Call 09/01/21)	2,390	2,644,344
5.25%, 09/01/24 (Call 09/01/21)	2,000	2,210,980
5.25%, 09/01/25 (Call 09/01/21)	250	276,143
5.25%, 10/01/29 (Call 10/01/19)	3,800	3,948,466
5.25%, 02/01/30 (Call 02/01/22)	1,000	1,106,810
5.25%, 03/01/30 (Call 03/01/20)	500	526,365
5.25%, 08/01/32 (AGM)	3,455	4,305,966
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,215,700
5.25%, 08/01/38 (Call 10/01/18)	1,830	1,834,758
5.50%, 04/01/19	1,155	1,181,819
5.50%, 04/01/21 (Call 04/01/19)	315	322,277
5.50%, 04/01/23 (Call 04/01/19)	2,000	2,045,960

Security	Par (000)	Value

California (continued)
5.50%, 08/01/30 (Call 10/01/18)	$485	$486,416
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,043,860
5.50%, 11/01/39 (Call 11/01/19)	14,810	15,452,606
5.50%, 03/01/40 (Call 03/01/20)	7,855	8,274,143
5.60%, 03/01/36 (Call 03/01/20)	595	628,975
5.75%, 04/01/27 (Call 04/01/19)	1,630	1,669,120
5.75%, 04/01/28 (Call 04/01/19)	1,700	1,740,800
5.75%, 04/01/31 (Call 04/01/19)	3,330	3,409,920
6.00%, 03/01/33 (Call 03/01/20)	2,500	2,661,975
6.00%, 04/01/35 (Call 04/01/19)	890	912,045
6.00%, 04/01/35 (PR 04/01/19)	640	657,011
6.00%, 11/01/35 (Call 11/01/19)	1,235	1,296,935
6.00%, 04/01/38 (Call 04/01/19)	10,790	11,056,081
6.00%, 04/01/38 (PR 04/01/19)	5,905	6,061,955
6.00%, 11/01/39 (Call 11/01/19)	2,565	2,692,737
6.50%, 04/01/33 (Call 04/01/19)	4,585	4,712,646
6.50%, 04/01/33 (PR 04/01/19)	5,415	5,574,309
Series A, 4.60%, 07/01/19 (ETM)	2,000	2,052,440
Series A, 5.00%, 07/01/19 (ETM)	2,305	2,372,951
Series A, 5.00%, 07/01/20 (PR 07/01/19)	7,380	7,597,562
Series A, 5.00%, 09/01/22	4,170	4,691,667
Series A, 5.25%, 07/01/21 (PR 07/01/19)	2,000	2,063,020
Series B, 5.00%, 09/01/18	3,500	3,500,000
Series B, 5.00%, 09/01/20	4,800	5,125,056
Series B, 5.00%, 09/01/21	1,075	1,180,597
Torrance Unified School District GO, 4.00%, 08/01/40 (Call 08/01/24)	1,000	1,044,360
Turlock Irrigation District RB, Series A, 5.00%, 01/01/40 (PR 01/01/20)	1,000	1,046,570
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	3,750	2,693,175
University of California RB
4.00%, 05/15/36 (Call 05/15/25)	1,000	1,052,760
Series A, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,726,700
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	915	1,033,877
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	704,089
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	1,965	2,196,968
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	612,500
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	3,066,855
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,060	1,192,670
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	26,146,195
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	2,600	2,970,344
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	415	465,750
Series AO, 5.00%, 05/15/22	1,475	1,654,183
Series AO, 5.00%, 05/15/23	1,500	1,723,125
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	5,877,100
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	10,160	11,583,924
Series AT, 1.40%, 05/15/46 (Put 11/15/20)(b)(c)	1,500	1,474,560
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,366,197
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	5,465	6,503,022
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	4,000	4,732,360
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	2,345	2,722,920
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	2,071,540
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	2,250	2,652,975
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	2,500	2,904,100
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,348,440
Series G, 5.00%, 05/15/28 (Call 05/15/22)	1,235	1,369,998
Series G, 5.00%, 05/15/28 (PR 05/15/22)	1,005	1,122,103
Series G, 5.00%, 05/15/37 (Call 05/15/22)	1,380	1,517,379
Series G, 5.00%, 05/15/37 (PR 05/15/22)	1,370	1,529,632

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series I, 5.00%, 05/15/32 (Call 05/15/25)	$3,070	$3,540,293
Series K, 4.00%, 05/15/46 (Call 05/15/26)	1,785	1,849,563
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	4,732,835
Series M, 5.00%, 05/15/52 (Call 05/15/27)	1,750	1,981,665
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,417,390
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,378,880
Series Q, 5.00%, 05/15/21 (Call 10/01/18)	15	15,038
Ventura County Public Financing Authority RB, 5.00%, 11/01/43 (Call 11/01/22)	1,810	2,007,127
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,852,778
Whittier Union High School District GO, 0.00%, 08/01/34 (PR 08/01/19)(a)	500	190,310
William S Hart Union High School District GO
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	2,697,272
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	1,500	644,370
Series C, 4.00%, 08/01/38 (Call 08/01/23)	1,630	1,669,365

		2,110,778,744

Colorado — 0.9%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	4,096,480
Series A, 5.00%, 03/01/38 (PR 03/01/22) (HERBIP)	500	551,730
Series E, 5.00%, 03/01/45 (PR 03/01/23) (HERBIP)	10,000	11,254,400
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,161,418
Board of Water Commissioners City & County of Denver Co. (The) RB, Series A, 5.00%, 09/15/47 (Call 09/15/27)	3,500	4,032,035
City & County of Denver CO Airport System Revenue RB
Series A, 5.00%, 11/15/21 (Call 11/15/20)	1,000	1,067,630
Series A, 5.25%, 11/15/36 (Call 11/15/19)	535	555,988
Series B, 5.00%, 11/15/32 (Call 11/15/22)	2,335	2,566,001
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	273,062
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,319,950
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,282,080
City & County of Denver Co. RB, Series A, 5.00%, 08/01/44 (Call 08/01/26)	5,560	6,229,257
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/46 (Call 08/01/26)	3,070	3,476,100
City of Colorado Springs Co. Utilities System Revenue RB
Series A-1, 5.00%, 11/15/24	3,000	3,481,980
Series A-1, 5.00%, 11/15/25	1,000	1,178,060
Colorado Higher Education COP, 5.25%, 11/01/23 (PR 11/01/18)	500	502,905
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	713,643
Denver City & County School District No. 1 GO
Series A, 5.50%, 12/01/23 (NPFGC-FGIC, SAW)	540	629,159
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	996,190
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	5,000	5,408,600
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	2,000	2,244,360
E-470 Public Highway Authority RB
Series A, 0.00%, 09/01/40(a)	2,745	1,163,990
Series A, 0.00%, 09/01/41(a)	1,000	405,060
Series B, 0.00%, 09/01/18 (NPFGC)(a)	7,000	7,000,000
Series B, 0.00%, 09/01/19 (NPFGC)(a)	435	427,066
Series B, 0.00%, 09/01/20 (NPFGC)(a)	665	638,440
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	145,693
Series B, 0.00%, 09/01/24(a)	1,165	992,720
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	1,700,100

Security	Par (000)	Value

Colorado (continued)
Jefferson County School District R-1 GO, 5.00%, 12/15/18 (SAW)	$500	$504,775
Regional Transportation District COP, Series A, 5.38%, 06/01/31 (Call 06/01/20)	500	527,450
Regional Transportation District RB
Series A, 5.00%, 11/01/27	1,500	1,799,700
Series A, 5.00%, 11/01/28	1,500	1,814,985
Series A, 5.00%, 11/01/31 (Call 11/01/22)	1,910	2,113,205
Series A, 5.00%, 11/01/46 (Call 11/01/26)	10,000	11,321,000
State of Colorado COP, Series G, 5.00%, 03/15/32 (PR 03/15/21)	1,000	1,077,950
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,130,610
Series A-2, 4.00%, 06/01/35 (Call 06/01/28)	3,000	3,171,000
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	2,078,480

		94,033,252

Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority RB
Series A, 1.30%, 07/01/48 (Put 02/03/20)(b)(c)	2,000	1,987,220
Series A-4, 1.20%, 07/01/49 (Put 02/01/19)(b)(c)	4,500	4,492,170
Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,089,020
Series U, 1.00%, 07/01/33 (Put 02/06/19)(b)(c)	2,000	1,994,740
State of Connecticut GO
5.00%, 08/01/19	1,000	1,027,140
Series A, 5.00%, 04/15/19	5,000	5,098,850
Series A, 5.00%, 10/15/21	2,000	2,155,560
Series A, 5.00%, 03/15/22	1,000	1,085,320
Series A, 5.00%, 04/15/22	545	592,540
Series A, 5.00%, 10/15/23	2,000	2,220,200
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	1,962,387
Series A, 5.00%, 02/15/25 (Call 02/15/19)	3,660	3,707,617
Series A, 5.00%, 04/15/34 (Call 04/15/27)	3,000	3,310,830
Series B, 5.00%, 04/15/20	1,000	1,046,010
Series B, 5.00%, 05/15/21	2,000	2,137,520
Series B, 5.00%, 04/15/23 (Call 04/15/22)	2,810	3,040,954
Series B, 5.00%, 05/15/26	1,500	1,703,595
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,795	3,104,630
Series B, 5.25%, 06/01/20 (AMBAC)	690	727,508
Series C, 5.00%, 06/01/22	1,500	1,634,130
Series C, 5.00%, 06/15/22	1,000	1,090,310
Series C, 5.00%, 06/01/23 (Call 06/01/22)	1,000	1,084,200
Series C, 5.00%, 06/15/28	1,000	1,147,340
Series D, 5.00%, 11/01/19	2,000	2,068,380
Series D, 5.00%, 10/01/22 (Call 10/01/20)	2,000	2,110,720
Series D, 5.00%, 11/01/31 (Call 11/01/21)	2,000	2,110,840
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,450,293
Series E, 5.00%, 10/15/20	1,000	1,058,280
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,744,051
Series E, 5.00%, 10/15/25	3,000	3,391,830
Series E, 5.00%, 09/15/26 (Call 09/15/22)	1,000	1,075,730
Series E, 5.00%, 10/15/28 (Call 10/15/26)	3,000	3,376,140
Series E, 5.00%, 09/15/35 (Call 09/15/28)	500	554,825
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,000	2,230,980
Series F, 5.00%, 11/15/31 (Call 11/15/25)	1,500	1,654,980
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,201,260
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19	1,000	1,035,120
5.00%, 01/01/24	5,000	5,576,900
5.00%, 01/01/27	2,000	2,294,160

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
5.00%, 01/01/37 (Call 01/01/28)	$2,000	$2,218,300
Series 1, 5.00%, 02/01/19	3,000	3,039,420
Series A, 3.00%, 09/01/18	5,000	5,000,000
Series A, 5.00%, 09/01/24	2,000	2,249,260
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	4,408,427
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,129,200
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,120,570
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,108,310
Series A, 5.00%, 01/01/29 (Call 01/01/23)	2,000	2,171,080
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,495,000
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,097,960
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,325,796
Series A, 5.00%, 09/01/32 (Call 09/01/24)	2,000	2,189,080
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,100,940
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,106,690
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	10,485,625

		130,619,938

Delaware — 0.1%
Delaware Transportation Authority RB, 5.00%, 06/01/55 (Call 06/01/25)	2,000	2,192,440
State of Delaware GO
Series A, 5.00%, 01/01/26	4,090	4,830,126
Series A, 5.00%, 01/01/27	4,155	4,972,372
Series B, 5.00%, 07/01/23	1,960	2,227,030

		14,221,968

District of Columbia — 1.2%
District of Columbia GO
Series 2013A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,678,650
Series A, 5.00%, 06/01/20	5,375	5,681,321
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,363,030
Series A, 5.00%, 06/01/32 (Call 06/01/27)	4,000	4,671,040
Series A, 5.00%, 06/01/36 (Call 06/01/27)	1,000	1,153,530
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,281,869
Series A, 5.00%, 06/01/38 (Call 06/01/25)	2,000	2,267,120
Series A, 5.00%, 06/01/43 (Call 06/01/28)	4,950	5,721,655
Series B, 5.00%, 06/01/22	2,000	2,218,100
Series C, 5.00%, 06/01/35 (Call 06/01/24)	2,215	2,481,575
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,229,440
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	8,875,612
Series D, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,287,220
District of Columbia RB
5.25%, 04/01/34 (Put 10/01/18)(b)(c)	1,000	1,002,620
Series A, 5.00%, 12/01/23 (Call 06/01/20)	1,250	1,319,463
Series A, 5.00%, 12/01/25 (Call 06/01/20)	1,000	1,055,220
Series A, 5.00%, 12/01/26 (Call 06/01/20)	500	527,435
Series A, 5.00%, 12/01/27 (Call 06/01/20)	1,500	1,581,765
Series A, 5.00%, 12/01/31 (Call 06/01/20)	500	526,285
Series A, 5.00%, 12/01/36 (Call 12/01/21)	3,280	3,554,766
Series A, 5.25%, 12/01/34 (Call 12/01/19)	1,870	1,946,763
Series B, 5.00%, 12/01/25 (Call 12/01/19)	400	415,704
Series B-1, 5.00%, 02/01/31 (Call 10/01/18) (NPFGC)	980	981,725
Series C, 4.00%, 12/01/37 (Call 12/01/22)	1,000	1,038,680
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,000	1,122,180
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,215,980
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,100,340
Series G, 5.00%, 12/01/36 (Call 12/01/21)	2,500	2,709,425
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23 (AGM)	240	265,284
Series A, 5.00%, 10/01/44 (Call 10/01/23)	1,165	1,284,226

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 10/01/48 (Call 10/01/23)	$7,100	$7,812,485
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,406,800
Series A, 5.50%, 10/01/39 (PR 10/01/18)	1,000	1,002,910
Series A, 6.00%, 10/01/35 (PR 10/01/18)	500	501,635
Series B, 5.00%, 10/01/49 (Call 04/01/28)	12,720	14,583,353
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,306,820
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,550	14,037,049
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53 (Call 04/01/22)	2,000	2,111,560
Series A, 0.00%, 10/01/37(a)	4,000	1,750,560
Series A, 5.25%, 10/01/44 (Call 10/01/19)	2,180	2,247,449
Metropolitan Washington Airports Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/20)	1,000	1,058,700
Series C, 5.13%, 10/01/39 (Call 10/01/18)	3,475	3,484,070

		123,861,414

Florida — 2.8%
Broward County FL Water & Sewer Utility Revenue RB, Series A, 5.25%, 10/01/34 (PR 10/01/18)	500	501,365
Central Florida Expressway Authority RB
4.00%, 07/01/41 ( 07/01/27)	1,725	1,764,882
5.00%, 07/01/38 (Call 07/01/27)	2,835	3,215,088
Series B, 5.00%, 07/01/26	4,000	4,693,960
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	4,074,805
City of Cape Coral FL Water & Sewer Revenue RB
4.00%, 10/01/42 (Call 10/01/27)	5,000	5,099,100
Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	1,000	1,093,330
City of Clearwater FL Water & Sewer Revenue RB, Series A, 5.25%, 12/01/39 (PR 12/01/19)	1,000	1,043,690
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,149,230
City of Jacksonville FL RB, 5.00%, 10/01/24 (Call 10/01/22)	2,010	2,225,552
City of Miami Beach FL, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,114,570
County of Broward FL Airport System Revenue RB
Series O, 5.38%, 10/01/29 (Call 10/01/19)	1,560	1,618,594
Series Q-1, 5.00%, 10/01/37 (Call 10/01/22)	2,400	2,615,352
Series Q-1, 5.00%, 10/01/42 (Call 10/01/22)	2,000	2,175,420
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	3,865	4,341,748
Series A, 5.38%, 10/01/35 (Call 10/01/20)	2,000	2,132,520
Series A, 5.38%, 10/01/41 (Call 10/01/20)	4,000	4,290,400
Series A, 5.50%, 10/01/36 (Call 10/01/19)	1,900	1,976,361
Series B, 5.00%, 10/01/37 (Call 10/01/24)	2,560	2,852,762
Series B, 5.00%, 10/01/41 (Call 10/01/20)	1,000	1,056,610
Series B, 5.00%, 10/01/41 (PR 10/01/18) (AGM)	2,395	2,401,107
County of Miami-Dade FL GO
5.00%, 07/01/41 (Call 07/01/20)	1,000	1,052,100
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,050,360
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,253,200
County of Miami-Dade FL RB
5.00%, 10/01/35 (Call 10/01/26)	2,000	2,245,200
Series A, 5.00%, 10/01/29 (Call 10/01/22)	1,000	1,094,990
Series B, 5.00%, 10/01/35 (Call 10/01/22) (AGM)	1,450	1,582,443
County of Miami-Dade FL Transit System RB
5.00%, 07/01/37 (Call 07/01/22)	1,000	1,091,700
5.00%, 07/01/42 (Call 07/01/22)	15,030	16,186,108

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	$4,000	$4,618,560
5.00%, 10/01/25	2,500	2,922,225
5.00%, 10/01/39 (PR 10/01/20) (AGM)	3,475	3,704,558
Series A, 4.00%, 10/01/44 (Call 10/01/27)	2,000	2,050,500
Series A, 5.00%, 10/01/42 (Call 10/01/22)	7,835	8,512,727
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	7,977,492
Series B, 4.00%, 10/01/37 (Call 10/01/27)	3,500	3,643,255
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,291,540
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,279,120
Series B, 5.25%, 10/01/20 (AGM)	2,725	2,918,802
Series C, 5.38%, 10/01/24 (PR 10/01/18)	2,500	2,507,050
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (Call 10/01/23)	1,050	1,205,148
Florida Municipal Power Agency RB
5.00%, 10/01/31 (Call 10/01/18)	70	70,176
5.00%, 10/01/31 (PR 10/01/18)	380	380,969
5.25%, 10/01/20 (Call 10/01/18)	280	280,756
5.25%, 10/01/20 (PR 10/01/18)	1,595	1,599,354
5.25%, 10/01/21 (Call 10/01/18)	35	35,095
5.25%, 10/01/21 (PR 10/01/18)	220	220,601
Series A, 5.00%, 10/01/20	1,500	1,593,705
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,000	5,805,400
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	2,890,950
Series A, 5.00%, 10/01/31 (Call 10/01/26)	500	575,465
Series A, 5.25%, 10/01/19	1,000	1,037,550
Florida’s Turnpike Enterprise RB, Series B, 5.00%, 07/01/40 (Call 07/01/20)	2,140	2,272,915
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,091,680
Series B, 5.00%, 10/01/40 (Call 10/01/24)	1,500	1,638,375
Series B, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,095,710
Hillsborough County School Board COP, Series A, 5.00%, 07/01/29 (Call 07/01/22)	2,500	2,745,550
JEA Electric System Revenue RB
Series 3-B, 5.00%, 10/01/39 (Call 10/01/21)	95	102,389
Series 3-B, 5.00%, 10/01/39 (PR 10/01/21)	1,905	2,076,831
Series Three 2010-D, 5.00%, 10/01/38 (PR 04/01/20)	2,500	2,628,225
JEA Water & Sewer System Revenue RB
Series A, 5.00%, 10/01/31 (Call 04/01/21)	755	808,748
Series A, 5.00%, 10/01/31 (PR 04/01/21)	1,220	1,316,404
Miami Beach Redevelopment Agency TA, Series 2015A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,116,540
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	1,000	1,100,920
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,386,360
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 07/01/20) (AGM)	975	1,025,798
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	3,122,226
Series A, 5.00%, 07/01/40 (Call 07/01/20)	2,105	2,206,945
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,098,780
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,015	1,152,837
Mid-Bay Bridge Authority RB, Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,101,790
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	2,847,625
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/18	4,550	4,561,329
Series A, 5.00%, 10/01/22	1,000	1,116,750

Security	Par (000)	Value

Florida (continued)
Series A, 5.00%, 10/01/25	$1,500	$1,757,580
Series B, 5.00%, 10/01/33 (Call 04/01/19)	285	290,247
Series B, 5.00%, 10/01/33 (PR 04/01/19)	215	219,132
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	500	554,725
5.00%, 07/01/35 (Call 07/01/23)	4,055	4,487,425
Series A, 5.00%, 07/01/35 (PR 07/01/20)	2,000	2,113,440
Series A, 5.00%, 07/01/40 (PR 07/01/20)	2,500	2,641,800
Palm Beach County School District COP, Series D, 5.00%,
08/01/31 (Call 08/01/25)	2,000	2,269,100
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,090,820
5.00%, 10/01/31 (Call 10/01/21)	6,055	6,574,701
5.00%, 10/01/31 (PR 10/01/21)	45	49,059
5.50%, 10/01/22 (PR 10/01/19) (BHAC)	220	228,963
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/38 (Call 06/01/23)	4,200	4,664,352
School Board of Miami-Dade County (The) COP
Series A, 4.00%, 08/01/29 (Call 08/01/22)	1,000	1,034,330
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,119,810
Series A, 5.25%, 02/01/27 (PR 02/01/19) (AGC)	2,690	2,730,135
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,839,900
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,289,520
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/43 (Call 03/15/23)	2,000	2,195,700
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	3,000	3,169,590
Series A, 5.00%, 07/01/21	1,000	1,082,760
Series C, 5.00%, 07/01/26	2,000	2,340,780
South Florida Water Management District COP, 5.00%, 10/01/33 (Call 04/01/26)	1,000	1,136,010
St. Johns River Power Park RB
Series 23, 5.00%, 10/01/18 (ETM)	500	501,240
Series SIX, 4.00%, 10/01/32 (Call 10/01/18)	10,000	10,016,000
State of Florida GO
Series A, 5.00%, 06/01/21 (Call 06/01/20)	1,320	1,392,653
Series A, 5.00%, 06/01/22	600	665,202
Series A, 5.00%, 07/01/39 (Call 07/01/19)	1,000	1,034,990
Series B, 4.00%, 07/01/48 (Call 07/01/28)	3,000	3,100,920
Series C, 5.00%, 06/01/22 (Call 06/01/19)	1,500	1,537,620
Series D, 5.00%, 06/01/20	2,000	2,109,740
Series D, 5.00%, 06/01/21 (Call 06/01/19)	1,000	1,035,410
Series D, 5.00%, 06/01/25 (Call 06/01/21)	2,275	2,459,116
Series D, 5.00%, 06/01/34 (Call 09/04/18)	2,000	2,020,000
Series E, 5.00%, 06/01/37 (Call 06/01/20)	3,485	3,662,073
Series F, 4.00%, 06/01/19	100	101,687
Series F, 5.00%, 06/01/31 (Call 06/01/21)	1,000	1,078,430
Series H, 5.00%, 06/01/40 (Call 06/01/20)	1,500	1,575,165
State of Florida Lottery Revenue RB, Series E, 5.00%, 07/01/20	1,000	1,057,270
Tampa Bay Water RB
5.00%, 10/01/34 (PR 10/01/18)	1,000	1,002,550
5.00%, 10/01/38 (PR 10/01/18)	2,000	2,005,100
Series B, 5.00%, 10/01/19 (ETM)	1,085	1,122,586
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	6,210	6,981,717
Series A, 5.00%, 07/01/37 (Call 07/01/22)	7,000	7,596,610
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,503,295
Series B, 5.00%, 07/01/42 (PR 07/01/22)	3,050	3,379,065

		282,546,590

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 2.5%
Atlanta Development Authority RB, Series A-1, 5.25%, 07/01/40 (Call 07/01/25)	$1,000	$1,135,860
City of Atlanta Department of Aviation RB
Series 2014A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,127,010
Series A, 5.00%, 01/01/19	2,850	2,881,208
Series A, 5.00%, 01/01/21	1,000	1,072,910
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,042,000
Series B, 5.00%, 01/01/23 (Call 01/01/20)	3,850	4,008,620
Series B, 5.00%, 01/01/37 (Call 01/01/22)	1,345	1,456,433
Series B, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,081,520
Series C, 5.25%, 01/01/30 (Call 01/01/21)	1,835	1,962,698
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/33 (Call 05/01/25)	10,800	12,254,328
5.00%, 11/01/40 (Call 05/01/25)	5,650	6,323,310
5.00%, 11/01/43 (Call 05/01/25)	7,225	8,081,379
Series A, 5.50%, 11/01/18 (NPFGC-FGIC)	1,260	1,267,749
Series A, 5.50%, 11/01/22 (NPFGC)	2,000	2,212,720
Series A, 6.00%, 11/01/26 (PR 11/01/19)	1,000	1,049,440
Series A, 6.00%, 11/01/28 (PR 11/01/19)	2,320	2,434,701
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,780	3,977,656
Series A, 6.25%, 11/01/39 (PR 11/01/19)	10,175	10,707,051
Series B, 5.00%, 11/01/43 (Call 11/01/27)	1,000	1,147,820
Series B, 5.00%, 11/01/47 (Call 11/01/27)	1,000	1,144,400
County of DeKalb GA Water & Sewerage Revenue RB, Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,590,836
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/19	1,360	1,393,293
Series A, 5.00%, 03/01/21 (GTD)	2,000	2,155,080
Series B, 5.00%, 06/01/19	3,685	3,775,209
Series B, 5.00%, 06/01/21	1,900	2,058,536
Gwinnett County School District GO
5.00%, 02/01/21	2,400	2,584,104
5.00%, 08/01/21 (SAW)	5,580	6,083,204
5.00%, 02/01/22	4,990	5,502,922
5.00%, 08/01/22 (SAW)	2,000	2,230,680
5.00%, 02/01/34 (Call 08/01/25)	2,495	2,854,255
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/39 (PR 07/01/19)	975	1,001,783
Series B, 5.00%, 07/01/31 (Call 07/01/26)	7,500	8,691,600
Series B, 5.00%, 07/01/34 (Call 07/01/26)	3,915	4,492,423
Municipal Electric Authority of Georgia RB
5.00%, 07/01/60 (Call 07/01/25)	1,000	1,056,690
Series A, 5.00%, 01/01/20	1,000	1,039,730
Series A, 5.00%, 01/01/21	1,000	1,064,900
Series A, 5.00%, 11/01/24 (Call 11/01/20)	1,000	1,058,390
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,256,140
Series B, 5.00%, 01/01/20	3,000	3,119,190
Series D, 5.75%, 01/01/20 (Call 09/26/18)	130	130,296
Private Colleges & Universities Authority RB, Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,000	2,208,660
State of Georgia GO
Series A, 4.00%, 07/01/35 (Call 07/01/28)	7,000	7,523,600
Series A, 5.00%, 07/01/23	10,000	11,367,400
Series A, 5.00%, 02/01/27 (Call 02/01/26)	1,595	1,883,105
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,102,460
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,202,319
Series A-1, 5.00%, 02/01/19	3,030	3,072,026
Series A-1, 5.00%, 02/01/23	7,910	8,916,468
Series A-1, 5.00%, 02/01/24	1,500	1,722,810
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,288,280

Security	Par (000)	Value

Georgia (continued)
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	$5,000	$5,867,700
Series B, 5.00%, 01/01/20 (PR 01/01/19)	2,500	2,527,700
Series B, 5.00%, 01/01/24 (PR 01/01/19)	1,000	1,011,080
Series C, 4.00%, 10/01/22	3,000	3,240,810
Series C, 5.00%, 07/01/19	11,000	11,303,160
Series C, 5.00%, 07/01/20	2,500	2,647,350
Series C, 5.00%, 07/01/21	1,500	1,630,605
Series C, 5.00%, 10/01/21	2,960	3,238,122
Series C, 5.00%, 07/01/29 (PR 07/01/21)	1,000	1,086,780
Series D, 5.00%, 02/01/23	2,500	2,818,100
Series E, 5.00%, 12/01/23	5,640	6,462,312
Series E, 5.00%, 12/01/24	4,555	5,303,250
Series E, 5.00%, 12/01/25	7,710	9,113,143
Series E, 5.00%, 12/01/26	4,900	5,867,309
Series E-2, 4.00%, 09/01/18	3,025	3,025,000
Series E-2, 4.00%, 09/01/19	10,000	10,231,500
Series F, 5.00%, 01/01/28 (Call 01/01/27)	1,000	1,192,550
Series I, 5.00%, 07/01/19	1,450	1,489,962
Series I, 5.00%, 07/01/20	5,625	5,956,538
Series J-1, 4.00%, 07/01/21	265	280,818

		247,088,991

Hawaii — 1.2%
City & County Honolulu HI Wastewater System Revenue RB
Series 2015A, 5.00%, 07/01/45 (Call 07/01/25)	3,675	4,106,041
Series A, 4.00%, 07/01/38 (Call 01/01/28)	1,295	1,355,528
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,111,790
Series A, 5.00%, 07/01/47 (Call 01/01/28)	2,000	2,286,380
Series A, 5.25%, 07/01/36 (PR 07/01/21)	8,385	9,170,088
City & County of Honolulu HI GO
Series B, 5.25%, 07/01/19 (AGM)	4,355	4,483,864
Series C, 5.00%, 10/01/30	5,000	6,085,750
State of Hawaii Airports System Revenue RB, Series A, 5.00%, 07/01/39 (Call 07/01/20)	3,700	3,892,770
State of Hawaii GO
Series DQ, 5.00%, 06/01/19	1,000	1,024,850
Series DQ, 5.00%, 06/01/22 (PR 06/01/19)	500	512,349
Series DQ, 5.00%, 06/01/29 (PR 06/01/19)	1,450	1,486,149
Series DY, 5.00%, 02/01/19	2,815	2,854,044
Series DY, 5.00%, 02/01/20	1,000	1,045,480
Series DZ, 5.00%, 12/01/18	5,030	5,071,447
Series DZ, 5.00%, 12/01/20 (ETM)	305	326,594
Series DZ, 5.00%, 12/01/23 (PR 12/01/21)	1,000	1,095,085
Series DZ, 5.00%, 12/01/25 (PR 12/01/21)	885	971,934
Series DZ, 5.00%, 12/01/28 (PR 12/01/21)	880	966,442
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	1,000	1,098,230
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	750	823,673
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,500	1,647,345
Series DZ-2016, 5.00%, 12/01/28 (PR 12/01/21)	1,620	1,779,133
Series DZ-2017, 5.00%, 12/01/20	430	460,543
Series DZ-2017, 5.00%, 12/01/20 (ETM)	15	16,062
Series DZ-2017, 5.00%, 12/01/25 (PR 12/01/21)	1,115	1,224,527
Series EA, 5.00%, 12/01/20	500	535,515
Series EA, 5.00%, 12/01/21	1,500	1,646,850
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,878,906
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	16,805
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	1,645	1,842,893
Series EE-2017, 5.00%, 11/01/29 (Call 11/01/22)	395	438,517

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	$890	$995,244
Series EF, 5.00%, 11/01/21	2,000	2,190,900
Series EF, 5.00%, 11/01/22	5,000	5,597,250
Series EH, 5.00%, 08/01/23 (ETM)	980	1,113,270
Series EH, 5.00%, 08/01/33 (Call 08/01/23)	120	133,708
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	380	431,676
Series EH-2017, 5.00%, 08/01/23	775	880,392
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	278,318
Series EO, 5.00%, 08/01/23	385	437,356
Series EO, 5.00%, 08/01/23 (ETM)	665	755,433
Series EO, 5.00%, 08/01/24	1,000	1,155,450
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	4,000	4,597,880
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,615,365
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	254,199
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	1,000	1,139,980
Series EP, 5.00%, 08/01/22	1,000	1,113,350
Series EY, 5.00%, 10/01/23	1,000	1,139,340
Series EZ, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,327,880
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	5,000	5,275,200
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	1,500	1,568,430
Series FH, 5.00%, 10/01/25	2,000	2,343,440
Series FH, 5.00%, 10/01/26	1,350	1,601,802
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	2,200	2,606,824
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,096,900
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	6,900	7,990,476
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	1,000	1,181,170
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	4,500	5,270,895

		121,347,712

Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	1,000	1,163,430
State of Idaho GO, 4.00%, 06/28/19	5,000	5,086,650

		6,250,080

Illinois — 3.6%
Chicago Board of Education ST, 6.00%, 04/01/46 (Call 04/01/27)	1,430	1,669,110
Chicago Midway International Airport RB
Series 2014B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,184,020
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,462,573
Chicago O’Hare International Airport RB
5.00%, 01/01/32 (Call 01/01/25)	5,000	5,529,300
5.75%, 01/01/39 (PR 01/01/21)	420	456,952
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,121,860
Series 2015-B, 5.00%, 01/01/22	2,000	2,192,540
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,804,250
Series 2015-B, 5.00%, 01/01/30 (Call 01/01/25)	3,510	3,898,592
Series A, 5.75%, 01/01/39 (Call 01/01/21)	80	86,317
Series B, 5.00%, 01/01/20	8,575	8,931,720
Series B, 5.00%, 01/01/36 (Call 01/01/27)	9,110	10,221,511
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,375,446
Series B, 5.00%, 01/01/41 (Call 01/01/26)	1,500	1,650,255
Series B, 6.00%, 01/01/41 (PR 01/01/21)	15,000	16,404,600
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	518,126
Series C, 5.25%, 01/01/35 (Call 01/01/20) (AGC)	3,500	3,636,395
Series C, 6.50%, 01/01/41 (PR 01/01/21)	1,560	1,723,722
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,815,621
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,086,730
Series D, 5.00%, 01/01/52 (Call 01/01/27)	10,000	11,021,300
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,133,840
Series E, 5.00%, 01/01/27	2,000	2,340,740

Security	Par (000)	Value

Illinois (continued)
Series F, 5.00%, 01/01/35 (Call 01/01/20)	$1,000	$1,033,740
Series F, 5.00%, 01/01/40 (Call 01/01/20)	610	630,179
Chicago Transit Authority RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,093,330
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,760,850
City of Chicago IL GO
Series A, 5.00%, 01/01/26 (PR 01/01/20) (AGM)	1,000	1,033,740
Series A, 5.00%, 01/01/27 (PR 01/01/20) (AGM)	1,020	1,053,334
Series A, 5.00%, 01/01/29 (Call 10/01/18) (NPFGC-FGIC)	860	861,694
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	2,000	2,130,420
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,049,490
City of Chicago IL Waterworks Revenue RB, 5.25%, 11/01/38 (PR 11/01/18)	1,000	1,005,730
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	1,075	1,118,280
County of Cook IL GO
Series A, 5.00%, 11/15/19	460	476,583
Series A, 5.25%, 11/15/22 (Call 11/15/20)	1,000	1,064,740
Series A, 5.25%, 11/15/28 (Call 11/15/21)	500	536,530
Series C, 5.00%, 11/15/29 (Call 11/15/22)	1,250	1,350,863
County of Will IL GO, 5.00%, 11/15/41 (Call 11/15/25)	1,200	1,327,212
Illinois Finance Authority RB
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,256,000
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,214,180
Series A, 5.25%, 10/01/52 (Call 04/01/23)	1,000	1,101,280
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/19	4,280	4,451,756
Series A, 5.00%, 12/01/22	1,000	1,117,000
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,381,180
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,091,070
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,208,660
Series A, 5.00%, 01/01/42 (Call 01/01/28)	4,500	5,078,565
Series A-1, 5.00%, 01/01/28 (Call 01/01/20)	1,000	1,038,260
Series A-1, 5.00%, 01/01/31 (Call 01/01/20)	700	725,382
Series B, 5.00%, 12/01/18	1,415	1,426,447
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,118,010
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,753,200
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,673,895
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,125	10,088,782
Series B, 5.00%, 01/01/41 (Call 07/01/26)	4,000	4,456,520
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,206,900
Series D, 5.00%, 01/01/22	3,915	4,283,989
Metropolitan Pier & Exposition Authority RB
0.00%, 12/15/52 (AGM)(a)	7,000	1,482,460
5.50%, 06/15/29 (ETM) (NPFGC-FGIC)	95	112,281
Series A, 0.00%, 12/15/22 (NPFGC)(a)	340	294,090
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,492,360
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	713,070
Series B, 0.00%, 06/15/43 (AGM)(a)	2,000	670,460
Series B, 0.00%, 06/15/45 (AGM)(a)	770	235,096
Series B, 0.00%, 06/15/46 (AGM)(a)	1,600	466,064
Series B, 0.00%, 06/15/47 (AGM)(a)	330	91,436
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B, 5.00%, 12/01/30 (Call 12/01/21)	710	763,264
Series B, 5.00%, 12/01/32 (Call 12/01/21)	1,000	1,072,760
Series C, 5.25%, 12/01/32	1,340	1,611,162

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Regional Transportation Authority RB
5.75%, 06/01/21	$500	$549,150
5.75%, 06/01/23 (AGM)	1,000	1,129,460
State of Illinois GO
5.00%, 02/01/19	1,000	1,010,680
5.00%, 07/01/19	1,000	1,021,090
5.00%, 08/01/19	2,075	2,122,995
5.00%, 01/01/20 (AGM)	975	1,008,540
5.00%, 02/01/20	1,000	1,032,190
5.00%, 05/01/20	3,000	3,112,860
5.00%, 02/01/21	2,500	2,606,275
5.00%, 08/01/21	2,000	2,097,940
5.00%, 01/01/22 (Call 01/01/20)	1,500	1,540,125
5.00%, 02/01/22	2,000	2,097,420
5.00%, 08/01/22	580	611,047
5.00%, 02/01/23	4,250	4,490,253
5.00%, 02/01/24	2,500	2,647,775
5.00%, 08/01/24 (Call 08/01/22)	3,550	3,712,341
5.00%, 02/01/26	5,000	5,320,850
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,098,260
5.00%, 02/01/28 (Call 02/01/27)	2,000	2,122,440
5.00%, 05/01/29 (Call 05/01/24)	1,900	1,978,622
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,556,715
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,032,220
5.00%, 02/01/39 (Call 02/01/24)	6,285	6,455,261
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,121,140
5.50%, 07/01/27 (Call 07/01/23)	660	711,084
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,062,430
Series A, 5.00%, 11/01/18	9,000	9,037,800
Series A, 5.00%, 12/01/19	10,000	10,310,200
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,105,680
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,084,000
Series B, 5.00%, 10/01/21	1,000	1,051,350
Series B, 5.00%, 10/01/22	1,250	1,321,038
Series B, 5.00%, 10/01/28	2,000	2,137,020
Series B, 5.00%, 10/01/29 (Call 10/01/28)	1,000	1,063,430
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,180,180
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,110,060
Series C, 5.00%, 11/01/29 (Call 11/01/27)	11,000	11,636,790
Series D, 5.00%, 11/01/20	7,300	7,638,063
Series D, 5.00%, 11/01/21	9,700	10,207,795
Series D, 5.00%, 11/01/22	8,300	8,777,250
Series D, 5.00%, 11/01/23	8,300	8,813,853
Series D, 5.00%, 11/01/24	6,510	6,912,839
Series D, 5.00%, 11/01/25	9,800	10,435,432
Series D, 5.00%, 11/01/26	10,800	11,513,772
Series D, 5.00%, 11/01/27	10,280	10,971,741
Series D, 5.00%, 11/01/28 (Call 11/01/27)	6,000	6,375,480
State of Illinois RB
5.00%, 06/15/19	545	557,154
5.00%, 06/15/26 (Call 06/15/23)	1,500	1,626,285
Series B, 5.25%, 06/15/34 (PR 06/15/19)	2,000	2,055,520

		353,639,709

Indiana — 0.5%
Indiana Finance Authority RB
5.00%, 02/01/32 (Call 02/01/23)	1,000	1,111,600
5.00%, 10/01/40 (Call 10/01/24)	10,000	11,061,600
5.00%, 10/01/41 (Call 10/01/26)	2,000	2,237,660
Series A, 4.00%, 10/01/42 (Call 10/01/22)	2,500	2,548,900
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,321,181

Security	Par (000)	Value

Indiana (continued)
Series A, 5.00%, 02/01/20	$1,000	$1,045,910
Series A, 5.00%, 10/01/44 (Call 10/01/24)	2,000	2,211,140
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,153,520
Series A, 5.25%, 10/01/38 (Call 10/01/21)	2,615	2,842,505
Series B, 5.00%, 10/01/41 (Call 10/01/21)	1,000	1,075,010
Series C, 5.00%, 12/01/23	1,250	1,430,237
Series C, 5.00%, 06/01/27 (Call 12/01/26)	2,610	3,108,014
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	2,158,362
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/42 (Call 07/01/26)	3,265	3,656,702
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.75%, 01/01/38 (Call 01/01/19)	4,400	4,454,120
Series A, 5.75%, 01/01/38 (PR 01/01/19)	1,070	1,084,424

		44,500,885

Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/20	1,000	1,061,020
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,374,100
5.00%, 08/01/31 (Call 08/01/27)	2,000	2,363,660
State of Iowa RB
Series A, 5.00%, 06/01/27 (Call 06/01/26)	1,000	1,171,810
Series A, 5.00%, 06/01/27 (PR 06/01/19)	500	512,275

		7,482,865

Kansas — 0.4%
Kansas Development Finance Authority RB, 5.00%, 03/01/21 (Call 03/01/20)	1,060	1,110,085
State of Kansas Department of Transportation RB
5.00%, 09/01/25	2,500	2,937,000
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,507,510
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,162,180
5.00%, 09/01/30 (Call 09/01/25)	1,500	1,738,050
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,440,910
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,281,620
Series A, 5.00%, 09/01/21	1,200	1,309,416
Series A, 5.00%, 09/01/22	2,000	2,230,560
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,298,080
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,143,030
Series A, 5.50%, 03/01/19 (AGM)	2,255	2,298,093
Series B, 5.00%, 09/01/21	2,800	3,055,304
Series B, 5.00%, 09/01/22	5,000	5,576,400
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	9,612,575

		43,700,813

Kentucky — 0.1%
Kentucky Asset Liability Commission RB
First Series, 5.25%, 09/01/18 (NPFGC)	320	320,000
First Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,000	1,134,680
Kentucky Public Transportation Infrastructure Authority RB, Series 2013A, 5.75%, 07/01/49 (Call 07/01/23)	1,000	1,089,260
Kentucky State Property & Building Commission RB
5.00%, 11/01/20 (PR 11/01/18)	1,600	1,608,672
5.38%, 11/01/23 (PR 11/01/18)	920	925,520
Series A, 5.00%, 08/01/19	1,000	1,027,680
Series B, 5.00%, 11/01/23 (SAP)	1,500	1,684,920

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Louisville & Jefferson County Metropolitan Sewer District RB
Series A, 5.00%, 05/15/30 (Call 11/15/21)	$500	$542,945
Series A, 5.00%, 05/15/34 (Call 11/15/21)	1,000	1,081,060

		9,414,737

Louisiana — 0.4%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (Call 06/01/24)	1,000	1,093,090
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (Call 12/01/24)	1,000	1,096,870
East Baton Rouge Sewerage Commission RB
Series A, 5.25%, 02/01/39 (PR 02/01/19)	1,000	1,014,920
Series B, 5.00%, 02/01/39 (Call 02/01/25)	2,000	2,232,720
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A, 5.00%, 02/01/44 (Call 02/01/24)	2,000	2,196,080
Series A, 4.00%, 02/01/48 (Call 02/01/23)	1,000	1,018,180
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/21 (AGM)	1,000	1,080,370
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,669,170
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (Call 05/01/25)	1,000	1,068,670
Series A, 5.00%, 05/01/41 (Call 05/01/25)	1,000	1,108,990
Series A-1, 4.00%, 05/01/35 (Call 05/01/22)	1,000	1,037,510
Series A-1, 5.00%, 05/01/24 (Call 05/01/22)	750	825,570
Series A-1, 5.00%, 05/01/24 (PR 05/01/22)	250	276,958
Series A-1, 5.00%, 05/01/25 (Call 05/01/22)	760	833,766
Series A-1, 5.00%, 05/01/25 (PR 05/01/22)	240	265,879
Series B, 5.00%, 05/01/34 (PR 05/01/20)	1,915	2,018,008
Series B, 5.00%, 05/01/36 (Call 05/01/24)	1,000	1,122,640
Series B, 5.00%, 05/01/45 (PR 05/01/20)	3,250	3,424,817
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,266,700
State of Louisiana GO
Series A, 4.00%, 02/01/29 (Call 02/01/24)	1,000	1,046,990
Series A, 4.00%, 08/01/31 (Call 08/01/22)	1,000	1,038,070
Series A, 5.00%, 11/15/21 (Call 05/15/20)	2,000	2,105,940
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,122,960
Series B, 5.00%, 08/01/25	2,000	2,318,020
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,000	3,488,160
Series C, 5.00%, 07/15/21	1,000	1,083,290
Series C, 5.00%, 08/01/23	1,000	1,130,010
Series C, 5.00%, 07/15/24 (Call 07/15/22)	1,000	1,106,600
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,297,740

		42,388,688

Maryland — 2.3%
City of Baltimore MD RB
Series A, 5.00%, 07/01/43 (Call 01/01/24)	1,000	1,105,960
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,387,000
County of Montgomery MD GO
Series A, 5.00%, 11/01/18	2,000	2,010,760
Series A, 5.00%, 11/01/19	3,900	4,049,760
Series A, 5.00%, 11/01/24	7,085	8,221,009
Series B, 5.00%, 11/01/21	2,250	2,467,665
Series B, 5.00%, 11/01/23	2,500	2,856,375
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,900	4,505,904
Series B, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,154,120
Series C, 5.00%, 10/01/25	2,000	2,350,560

Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/29 (Call 07/15/28)	$2,000	$2,417,040
Series A, 5.00%, 07/15/31 (Call 07/15/28)	6,000	7,193,280
State of Maryland Department of Transportation RB
4.00%, 09/01/19	2,175	2,226,004
4.00%, 09/01/21	3,600	3,820,824
4.00%, 11/01/25 (Call 11/01/24)	3,000	3,300,150
5.00%, 02/15/23	8,175	9,205,459
5.00%, 09/01/24	1,250	1,446,138
5.00%, 09/01/25	1,000	1,174,100
5.00%, 09/01/27	2,030	2,439,918
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,183,350
State of Maryland GO
5.00%, 03/01/19	1,500	1,525,170
5.00%, 03/15/19	2,650	2,697,991
5.00%, 03/01/20	1,500	1,573,605
First Series B, 5.00%, 03/01/19	2,525	2,567,369
First Series B, 5.00%, 03/15/20	9,660	10,146,188
First Series B, 5.00%, 03/01/21 (Call 03/01/20)	1,250	1,310,200
First Series C, 4.00%, 08/15/21	9,270	9,830,279
Second Series B, 4.00%, 08/01/27 (Call 08/01/22)	3,390	3,609,265
Second Series B, 5.00%, 08/01/24 (PR 08/01/22)	1,000	1,111,750
Second Series E, 4.50%, 08/01/20	2,850	2,996,205
Series A, 3.13%, 03/15/33 (Call 03/15/28)	5,000	4,882,650
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,147,220
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,139,560
Series A, 5.00%, 08/01/20	3,000	3,181,890
Series A, 5.00%, 03/01/21	3,000	3,232,620
Series A, 5.00%, 03/15/22	11,525	12,726,020
Series A, 5.00%, 03/01/24 (PR 03/01/21)	1,000	1,075,520
Series A, 5.00%, 08/01/24	2,700	3,119,715
Series A, 5.00%, 03/15/25	1,000	1,166,740
Series A, 5.00%, 03/15/27	1,200	1,435,212
Series A, 5.00%, 08/01/27	1,000	1,202,010
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	5,987,900
Series A, 5.00%, 03/15/29 (Call 03/15/27)	10,880	12,902,157
Series B, 5.00%, 03/15/19	1,500	1,527,165
Series B, 5.00%, 08/01/21 (PR 08/01/19)	1,000	1,029,700
Series B, 5.00%, 08/01/23 (PR 08/01/19)	5,720	5,889,884
Series B, 5.00%, 08/01/24	1,965	2,270,459
Series B, 5.00%, 08/01/25	6,100	7,154,446
Series B, 5.00%, 08/01/26	5,245	6,229,854
Series C, 5.00%, 03/01/20 (PR 03/01/19)	1,120	1,138,794
Series C, 5.00%, 08/01/20	2,500	2,651,575
Series C, 5.00%, 08/01/21	2,300	2,503,320
Series C, 5.00%, 08/01/22	5,625	6,262,594
Series C, 5.00%, 08/01/23	8,900	10,114,761
Series C, 5.00%, 08/01/24	12,525	14,472,011
Series C, 5.25%, 08/01/20	3,585	3,819,100
Third Series C, 5.00%, 11/01/19	4,500	4,672,800

		228,819,075

Massachusetts — 5.2%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/25 (Call 06/15/24)	1,400	1,614,830
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,000	2,290,520
Commonwealth of Massachusetts GO
Series A, 5.00%, 09/01/28 (Call 10/01/18)	4,410	4,420,275
Series C, 5.50%, 12/01/22 (AGM)	1,050	1,199,993

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series C, 5.50%, 12/01/22 (AMBAC)	$6,200	$7,085,670
Series C, 5.50%, 12/01/23 (AMBAC)	910	1,062,707
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,063,380
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,534,500
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,048,600
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,491,682
5.00%, 01/01/43 (Call 01/01/28)	2,000	2,288,100
5.00%, 11/01/44 (Call 11/01/27)	1,500	1,711,470
Series A, 4.00%, 04/01/42 (Call 04/01/21)	10,335	10,488,785
Series A, 4.50%, 12/01/43 (Call 12/01/21)	2,500	2,647,350
Series A, 5.00%, 04/01/19	3,800	3,873,264
Series A, 5.00%, 03/01/23	4,900	5,521,369
Series A, 5.00%, 07/01/23	2,525	2,864,032
Series A, 5.00%, 07/01/25	1,000	1,169,540
Series A, 5.00%, 04/01/26 (PR 04/01/21)	2,155	2,328,111
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,240,990
Series A, 5.00%, 07/01/28 (Call 07/01/26)	10,000	11,734,900
Series A, 5.00%, 03/01/34 (PR 03/01/19)	460	467,700
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,816,150
Series A, 5.00%, 01/01/39 (Call 01/01/28)	5,035	5,782,194
Series A, 5.00%, 03/01/39 (PR 03/01/19)	1,975	2,008,061
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	3,865,233
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,450,129
Series A, 5.00%, 04/01/47 (Call 04/01/27)	5,265	5,945,185
Series A, 5.25%, 08/01/21	3,000	3,288,090
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	8,079,168
Series B, 5.00%, 08/01/21	3,800	4,140,404
Series B, 5.00%, 06/01/25 (PR 06/01/20)	1,800	1,901,304
Series B, 5.00%, 08/01/25 (PR 08/01/20)	1,200	1,272,996
Series B, 5.00%, 07/01/27	1,000	1,196,790
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	5,653,950
Series B, 5.25%, 08/01/20	745	794,081
Series B, 5.25%, 08/01/21	425	465,813
Series B, 5.25%, 08/01/21 (AGM)	1,585	1,738,159
Series B, 5.25%, 09/01/21	1,960	2,154,099
Series B, 5.25%, 08/01/22	1,100	1,235,850
Series B, 5.25%, 09/01/22 (AGM)	600	675,876
Series B, 5.25%, 08/01/23	1,075	1,233,659
Series B, 5.25%, 09/01/23 (AGM)	2,990	3,441,550
Series B, 5.25%, 09/01/24	1,820	2,134,332
Series C, 4.00%, 10/01/27 (Call 10/01/20)	2,425	2,520,424
Series C, 5.00%, 08/01/19	2,220	2,286,334
Series C, 5.00%, 04/01/20	9,085	9,546,609
Series C, 5.00%, 08/01/22	2,500	2,785,350
Series C, 5.00%, 07/01/23 (Call 07/01/22)	3,000	3,329,520
Series C, 5.00%, 10/01/24	6,900	7,988,199
Series C, 5.00%, 08/01/25	1,350	1,580,540
Series C, 5.00%, 10/01/25	5,000	5,865,750
Series C, 5.00%, 05/01/30 (Call 05/01/23)	5,000	5,580,950
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,095,100
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	2,054,600
Series D, 5.00%, 10/01/24 (PR 10/01/21)	1,000	1,093,330
Series D, 5.00%, 07/01/25	2,500	2,923,850
Series D, 5.00%, 07/01/26	4,000	4,734,440
Series D, 5.00%, 07/01/27	4,900	5,864,271
Series D, 5.00%, 08/01/33 (PR 08/01/21)	7,645	8,323,035
Series D, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,722,585
Series D, 5.50%, 10/01/18	400	401,144
Series D, 5.50%, 10/01/19 (AMBAC)	4,260	4,431,678

Security	Par (000)	Value

Massachusetts (continued)
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	$1,600	$1,570,800
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	5,676,055
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	10,127,578
Series E, 4.50%, 08/01/43 (Call 08/01/21)	2,075	2,184,601
Series E, 5.00%, 11/01/23	1,600	1,826,400
Series E, 5.00%, 11/01/25 (AMBAC)	2,115	2,485,146
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,400	4,909,036
Series E, 5.00%, 08/01/35 (Call 08/01/21)	1,650	1,780,284
Series E, 5.00%, 08/01/39 (Call 08/01/21)	2,500	2,694,475
Series E, 5.00%, 08/01/40 (Call 08/01/21)	2,165	2,332,766
Series F, 5.00%, 11/01/42 (Call 11/01/27) .	2,500	2,858,850
Series H, 5.00%, 12/01/24	1,150	1,334,541
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	10,099,663
Commonwealth of Massachusetts RB
5.50%, 01/01/30 (NPFGC-FGIC)	1,110	1,369,873
5.50%, 01/01/34 (NPFGC-FGIC)	1,500	1,880,580
Series A, 5.50%, 06/01/21	4,545	4,994,864
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,568,300
Series A, 5.00%, 06/01/25 (PR 06/01/21)	1,050	1,138,788
Series A, 5.00%, 06/01/41 (Call 06/01/26)	4,850	5,504,507
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	6,394,976
Series A, 5.00%, 06/01/44 (Call 06/01/24)	3,000	3,334,080
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,380,761
Series A, 5.00%, 06/01/48 (Call 06/01/28)	2,500	2,878,375
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	7,000	7,413,910
Series A, 5.00%, 07/01/21	6,000	6,527,580
Series A, 5.00%, 07/01/28	4,370	5,294,910
Series A, 5.00%, 07/01/31	2,870	3,514,889
Series A, 5.25%, 07/01/21	765	837,063
Series A, 5.25%, 07/01/28	1,450	1,788,213
Series A, 5.25%, 07/01/30	3,635	4,563,488
Series B, 5.25%, 07/01/19	1,395	1,436,166
Series B, 5.25%, 07/01/21	2,120	2,319,704
Series C, 5.25%, 07/01/21	2,020	2,210,284
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	1,800	1,911,240
5.00%, 08/01/24	1,000	1,159,660
5.00%, 08/01/26	2,000	2,383,480
5.25%, 08/01/20	1,000	1,066,460
5.25%, 08/01/21	500	548,460
Series A, 5.25%, 08/01/19	1,000	1,032,760
Massachusetts Department of Transportation RB
Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,000	753,440
Series A, 5.00%, 01/01/20 (ETM)	95	97,269
Massachusetts Development Finance Agency RB
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,068,570
Series A, 4.00%, 07/15/36 (Call 07/15/26)	4,000	4,269,480
Series A, 5.00%, 07/15/22	1,000	1,115,650
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,368,880
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,511,170
Series A, 5.00%, 07/15/36	1,490	1,871,306
Series A, 5.00%, 07/15/40	4,000	5,111,120
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,623,975
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	1,972,495
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,580,689

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority RB
Series A, 4.00%, 02/15/43 (Call 02/15/28)	$8,960	$9,244,659
Series A, 5.00%, 08/15/23 (Call 08/15/22)	1,500	1,672,260
Series A, 5.00%, 08/15/26 (Call 08/15/22)	1,075	1,191,982
Series A, 5.00%, 08/15/30 (Call 08/15/22)	3,135	3,447,434
Series A, 5.00%, 05/15/43 (Call 05/15/23)	7,810	8,603,965
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	2,047,340
Series B, 5.00%, 10/15/19	1,000	1,036,380
Series B, 5.00%, 10/15/21	1,035	1,133,108
Series B, 5.00%, 08/15/28 (Call 08/15/22)	1,000	1,103,630
Series B, 5.00%, 08/15/29 (Call 08/15/22)	8,930	9,834,073
Series B, 5.00%, 08/15/30 (Call 08/15/22)	9,305	10,232,336
Series B, 5.00%, 10/15/35 (Call 10/15/21)	1,000	1,078,090
Series B, 5.00%, 10/15/41 (Call 10/15/21)	2,750	2,954,490
Series B, 5.00%, 11/15/46 (Call 11/15/26)	14,025	15,874,617
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,039,330
Series C, 5.00%, 08/15/27 (Call 08/15/25)	2,000	2,321,060
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,383,580
Massachusetts State College Building Authority RB, Series B, 5.00%, 05/01/43 (Call 05/01/22) (ST)	4,800	5,195,616
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series A, 5.00%, 01/01/29	3,985	4,837,790
Series B, 5.00%, 01/01/27 (Call 01/01/20)	2,175	2,262,000
Series B, 5.00%, 01/01/37 (Call 01/01/20)	1,000	1,036,790
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	1,500	1,706,985
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,475	3,683,013
Series B, 5.00%, 08/01/21 (Call 08/01/19)	325	333,908
Series B, 5.00%, 08/01/21 (PR 08/01/19)	85	87,478
Series B, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,085,730
Series B, 5.00%, 08/01/39 (PR 08/01/19)	2,445	2,518,497
Series B, 5.00%, 08/01/43 (Call 08/01/28)	3,500	4,056,885
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,150,110
Series B, 5.25%, 08/01/25 (AGM)	2,500	2,978,925
Series B, 5.25%, 08/01/26 (AGM)	1,100	1,329,779
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,236,980
Series B, 5.25%, 08/01/30 (AGM)	2,000	2,511,620
Series B, 5.25%, 08/01/31 (AGM)	800	1,009,056
Series B-1, 5.00%, 08/01/21 (PR 08/01/19)	90	92,705
Series C, 5.00%, 08/01/32 (Call 08/01/26)	6,485	7,510,278
Series C, 5.00%, 08/01/34 (Call 08/01/26)	5,000	5,756,000
Series C, 5.25%, 08/01/42 (Call 08/01/21)	1,000	1,086,550
Series J, 5.50%, 08/01/20 (AGM)	960	1,028,285
Series J, 5.50%, 08/01/20 (ETM) (AGM)	40	42,767
Series J, 5.50%, 08/01/21 (AGM)	4,155	4,586,995
Metropolitan Boston Transit Parking Corp. RB, 5.25%, 07/01/33 (Call 07/01/21)	2,000	2,165,980
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,202,894
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,560,900
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,823,175
Series 1, 5.00%, 11/01/44 (Call 11/01/24)	2,695	3,011,851

		513,314,036

Michigan — 0.8%
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	3,003,325
Great Lakes Water Authority Sewage Disposal System Revenue RB, 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,281,460

Security	Par (000)	Value

Michigan (continued)
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/46 (Call 07/01/26)	$3,000	$3,327,120
Michigan Finance Authority RB
5.00%, 07/01/20 (Call 07/01/19)	6,050	6,221,275
5.00%, 07/01/21 (Call 09/21/18)	2,000	2,013,620
Series A, 5.00%, 01/01/19	2,625	2,653,744
Series C-1, 5.00%, 07/01/44 (Call 07/01/22)	13,720	14,729,106
Series C-3, 5.00%, 07/01/24 (AGM)	1,000	1,136,960
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,110,020
Series D1, 5.00%, 07/01/22 (AGM)	1,000	1,099,760
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,125,410
Michigan State Building Authority RB
Series I, 5.00%, 04/15/20	6,020	6,329,368
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,464,640
Series I, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,123,820
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,459,390
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,357,120
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,120,840
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,772,050
Series II, 5.38%, 10/15/41 (Call 10/15/21)	2,000	2,184,200
State of Michigan GO
Series A, 5.00%, 05/01/19 (Call 10/01/18)	230	233,448
Series A, 5.00%, 11/01/20 (PR 11/01/18)	760	764,119
Series A, 5.25%, 11/01/22 (PR 11/01/18)	200	201,162
State of Michigan RB
5.00%, 03/15/20	3,670	3,849,023
5.00%, 03/15/23	1,000	1,124,170
5.00%, 03/15/24	4,000	4,575,440
5.00%, 03/15/26	2,500	2,922,700
5.00%, 03/15/27	300	353,997
State of Michigan Trunk Line Revenue RB, 5.00%, 11/01/20 (Call 11/01/19)	2,820	2,930,290
University of Michigan RB
Series A, 5.00%, 04/01/23	1,500	1,697,070
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	2,881,525

		84,046,172

Minnesota — 0.6%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/26	1,215	1,424,150
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,704,045
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,528,480
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	2,390	2,507,277
Series A, 5.00%, 03/01/23	1,000	1,127,730
Series B, 5.00%, 03/01/19	510	518,736
State of Minnesota GO
Series A, 5.00%, 08/01/19	5,320	5,479,440
Series A, 5.00%, 08/01/25 (PR 08/01/20)	1,600	1,697,328
Series D, 5.00%, 08/01/19	3,000	3,089,910
Series D, 5.00%, 08/01/20	4,890	5,183,644
Series D, 5.00%, 08/01/20 (ETM)	20	21,197
Series D, 5.00%, 08/01/21	15,650	17,024,070
Series D, 5.00%, 08/01/22 (Call 08/01/20)	1,625	1,725,100
Series D, 5.00%, 08/01/22 (PR 08/01/20)	25	26,497
Series D, 5.00%, 08/01/23	4,205	4,774,736
Series D, 5.00%, 10/01/26	3,000	3,569,250
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,534,148
Series H, 5.00%, 11/01/19	500	518,905

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
State of Minnesota RB
Series B, 5.00%, 03/01/19	$500	$508,370
Series B, 5.00%, 03/01/29 (Call 03/01/22)	1,000	1,096,360
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (Call 01/01/24)	2,000	2,215,040

		62,274,413

Mississippi — 0.3%
State of Mississippi GO
Series A, 4.00%, 10/01/36 (Call 10/01/27)	1,000	1,047,280
Series A, 5.00%, 10/01/27	1,520	1,814,454
Series A, 5.00%, 10/01/30 (PR 10/01/21)	10,000	10,933,300
Series A, 5.00%, 10/01/31 (PR 10/01/21)	1,000	1,093,330
Series A, 5.00%, 10/01/32 (Call 10/01/27)	3,350	3,916,318
Series A, 5.00%, 10/01/34 (Call 10/01/27)	4,000	4,645,000
Series A, 5.00%, 10/01/36 (PR 10/01/21)	1,000	1,093,330
Series C, 5.00%, 10/01/19	1,715	1,775,420
Series C, 5.00%, 10/01/24	1,000	1,154,640
Series C, 5.00%, 10/01/27 (Call 10/01/25)	3,420	3,956,632

		31,429,704

Missouri — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (Call 10/01/22)	2,000	2,205,460
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	1,041,060
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,130,300
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/22)	5,000	5,448,550
Series A, 5.00%, 05/01/47 (Call 05/01/27)	1,000	1,144,050
Missouri Highway & Transportation Commission RB
5.00%, 02/01/19	1,425	1,445,007
Series 2014A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,749,150
Series A, 5.00%, 05/01/21	2,000	2,165,720
Series A, 5.00%, 05/01/23	5,795	6,555,768
Series A, 5.00%, 05/01/26	1,000	1,184,650
Series B, 5.00%, 05/01/19	2,000	2,044,800
Series B, 5.00%, 05/01/21	2,000	2,165,720
University of Missouri RB, Series A, 5.00%, 11/01/19	3,855	4,002,569

		37,282,804

Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/37 (Call 09/01/22)	1,000	1,099,940
Nebraska Public Power District RB, Series A-2, 5.00%, 01/01/40 (Call 01/01/22)	1,000	1,071,920
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,203,760
Omaha Public Power District RB
Series A, 5.00%, 02/01/37 (PR 02/01/22)	2,000	2,195,860
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,607,325
Series B, 5.00%, 02/01/21	1,565	1,683,126
Series B, 5.00%, 02/01/31 (Call 08/01/24)	1,000	1,134,090
Series B, 5.00%, 02/01/42 (PR 02/01/21)	1,000	1,075,970

		13,071,991

Nevada — 0.6%
Clark County School District GOL
Series 2015D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,132,640
Series A, 5.00%, 06/15/19	4,700	4,818,863
Series A, 5.00%, 06/15/22	3,500	3,865,330

Security	Par (000)	Value

Nevada (continued)
Series A, 5.00%, 06/15/23	$1,000	$1,121,470
Series A, 5.00%, 06/15/25	1,000	1,144,210
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,405,433
Series C, 5.00%, 06/15/27 (Call 12/15/25)	2,600	2,964,962
Clark County Water Reclamation District GOL, Series A, 5.25%, 07/01/38 (PR 07/01/19)	6,050	6,228,536
County of Clark Department of Aviation RB
5.00%, 07/01/30 (Call 01/01/20)	1,000	1,039,460
Series A-2, 5.00%, 07/01/40 (Call 07/01/27) .	5,190	5,877,312
Series B, 5.13%, 07/01/36 (Call 01/01/20)	4,480	4,665,830
Series C, 5.00%, 07/01/23 (Call 07/01/19) (AGM)	500	513,445
Series C, 5.00%, 07/01/25 (Call 07/01/19) (AGM)	2,500	2,566,800
County of Clark NV GOL, Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,358,680
Las Vegas Valley Water District GOL
4.00%, 06/01/39 (Call 12/01/24)	2,000	2,063,460
Series B, 5.00%, 06/01/42 (Call 06/01/22)	1,000	1,086,060
Series C, 5.00%, 06/01/38 (Call 06/01/21)	2,000	2,144,120
State of Nevada GOL
Series D, 5.00%, 04/01/25	2,000	2,324,960
Series D1, 5.00%, 03/01/22	1,000	1,101,320
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/28 (Call 06/01/26)	5,000	5,824,650

		58,247,541

New Jersey — 4.8%
Essex County Improvement Authority RB
5.25%, 12/15/20 (AMBAC)	995	1,071,943
5.25%, 12/15/20 (ETM) (AMBAC)	5	5,388
Garden State Preservation Trust RB
Series A, 5.75%, 11/01/28 (AGM)	1,500	1,767,630
Series C, 5.13%, 11/01/18 (AGM)	1,000	1,005,540
Series C, 5.25%, 11/01/20 (AGM)	700	746,977
New Jersey Economic Development Authority RB
5.00%, 06/15/19	3,555	3,633,174
5.00%, 06/15/22 (AGM)	1,500	1,630,365
5.00%, 06/15/23 (Call 06/15/22)	1,000	1,081,660
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,071,620
5.00%, 03/01/26 (Call 03/01/22)	1,000	1,061,690
5.00%, 03/01/26 (Call 03/01/23)	4,455	4,797,456
5.00%, 06/15/26 (Call 06/15/22)	500	533,415
5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,534,600
5.00%, 06/15/28 (Call 06/15/22)	1,050	1,114,397
5.25%, 06/15/31 (Call 06/15/25) (SAP)	2,500	2,753,900
5.25%, 06/15/40 (Call 06/15/25) (SAP)	1,000	1,080,280
Series A, 4.00%, 07/01/22	1,000	1,044,290
Series A, 4.00%, 11/01/27 (SAP)	480	498,264
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,531,610
Series A, 5.00%, 06/15/42 (Call 12/15/27)	1,500	1,621,260
Series AA, 5.50%, 12/15/29 (Call 06/15/19)	85	86,962
Series AA, 5.50%, 12/15/29 (PR 06/15/19)	165	169,897
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,084,490
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,627,413
Series B, 5.00%, 11/01/19 (SAP)	1,500	1,550,760
Series B, 5.00%, 11/01/20 (SAP)	4,000	4,228,320
Series B, 5.00%, 11/01/23 (SAP)	2,110	2,317,519
Series B, 5.00%, 11/01/26 (SAP)	2,000	2,238,260
Series BBB, 5.00%, 06/15/22	3,500	3,780,595
Series BBB, 5.00%, 06/15/23	1,000	1,093,490
Series BBB, 5.50%, 06/15/30 (Call 12/15/26)	3,000	3,423,180
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	4,500	4,847,355

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series EE, 5.25%, 09/01/24 (Call 03/01/21)	$5,875	$6,214,340
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,850	1,960,001
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	250	263,813
Series GG, 5.25%, 09/01/25 (Call 03/01/21) (SAP)	1,825	1,925,010
Series GG, 5.25%, 09/01/27 (Call 03/01/21) (SAP)	585	613,899
Series II, 5.00%, 03/01/23 (Call 03/01/22)	2,000	2,140,460
Series II, 5.00%, 03/01/25 (Call 03/01/22)	2,555	2,722,199
Series K, 5.50%, 12/15/19 (AMBAC)	3,345	3,490,574
Series N-1, 5.50%, 09/01/24	1,455	1,658,176
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,156,430
Series NN, 5.00%, 03/01/19 (ETM) (SAP)	3,000	3,048,720
Series NN, 5.00%, 03/01/21 (SAP)	2,000	2,122,400
Series NN, 5.00%, 03/01/22	4,000	4,300,200
Series NN, 5.00%, 03/01/23	3,955	4,307,430
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,575	4,958,614
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,884,739
Series NN, 5.00%, 03/01/30 (Call 03/01/23)	3,055	3,254,278
Series PP, 5.00%, 06/15/19	1,925	1,969,737
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	3,000	3,276,030
Series PP, 5.00%, 06/15/27 (Call 06/15/24)	3,000	3,257,910
Series PP, 5.00%, 06/15/31 (Call 06/15/24)	2,500	2,687,725
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	2,060	2,177,193
Series XX, 4.00%, 06/15/24 (SAP)	2,905	3,032,849
Series XX, 5.00%, 06/15/21	2,260	2,411,262
Series XX, 5.00%, 06/15/22	2,000	2,160,340
Series Y, 5.00%, 09/01/33 (PR 09/01/18)	820	820,000
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,901,130
Series B, 5.00%, 09/01/21 (SAP)	2,000	2,141,940
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	6,014,700
New Jersey Institute of Technology/NJ RB, Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,780,200
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/31 (Call 07/01/24)	6,500	7,303,985
Series A, 5.00%, 01/01/32 (PR 01/01/22)	1,000	1,099,320
Series A, 5.00%, 01/01/35 (PR 01/01/22)	2,000	2,198,640
Series A, 5.00%, 01/01/38 (PR 07/01/22)	6,000	6,670,740
Series B, 5.00%, 01/01/19	5,930	5,994,340
Series B, 5.00%, 01/01/21	1,000	1,071,020
Series B, 5.00%, 01/01/25 (Call 01/01/23)	6,000	6,662,700
Series B, 5.00%, 01/01/27 (Call 01/01/23)	2,000	2,214,820
Series B, 5.00%, 01/01/28 (Call 01/01/23)	2,500	2,767,450
Series B, 5.00%, 01/01/29 (Call 01/01/23)	1,400	1,549,156
Series E, 5.25%, 01/01/40 (PR 01/01/19)	2,500	2,529,700
Series I, 5.00%, 01/01/35 (PR 01/01/20)	1,760	1,836,278
New Jersey Transit Corp. RB, Series A, 5.00%, 09/15/18	1,500	1,501,335
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19	3,860	4,015,867
5.25%, 12/15/21 (NPFGC)	695	756,820
Series A, 0.00%, 12/15/25(a)	2,085	1,587,623
Series A, 0.00%, 12/15/28(a)	4,140	2,739,024
Series A, 0.00%, 12/15/29(a)	3,290	2,067,930
Series A, 0.00%, 12/15/30(a)	3,000	1,790,100
Series A, 0.00%, 12/15/31(a)	5,025	2,837,819
Series A, 0.00%, 12/15/32(a)	710	380,872
Series A, 0.00%, 12/15/33(a)	930	474,040
Series A, 0.00%, 12/15/34(a)	16,055	7,768,212
Series A, 0.00%, 12/15/35(a)	11,710	5,373,251
Series A, 0.00%, 12/15/36(a)	3,750	1,627,313
Series A, 0.00%, 12/15/37(a)	7,700	3,168,242

Security	Par (000)	Value

New Jersey (continued)
Series A, 0.00%, 12/15/38(a)	$4,145	$1,615,887
Series A, 0.00%, 12/15/39(a)	8,700	3,210,822
Series A, 0.00%, 12/15/40(a)	2,500	874,700
Series A, 4.75%, 12/15/37 (Call 09/26/18) (AMBAC)	525	525,562
Series A, 5.00%, 06/15/23	1,000	1,099,110
Series A, 5.00%, 06/15/24	1,250	1,390,075
Series A, 5.00%, 06/15/28 (Call 06/15/26)	1,000	1,120,100
Series A, 5.00%, 06/15/29 (Call 06/15/26)	3,000	3,345,000
Series A, 5.00%, 06/15/30 (Call 06/15/26)	1,500	1,665,990
Series A, 5.00%, 06/15/31 (Call 06/15/26)	2,250	2,489,243
Series A, 5.00%, 12/15/34 (Call 09/26/18) (AMBAC)	1,900	1,903,610
Series A, 5.00%, 06/15/42 (Call 06/15/22)	7,675	7,979,390
Series A, 5.25%, 12/15/20	3,080	3,281,802
Series A, 5.25%, 12/15/21	860	933,100
Series A, 5.25%, 12/15/21 (ETM) (NPFGC)	5	5,536
Series A, 5.25%, 12/15/22	700	770,140
Series A, 5.50%, 12/15/21	2,910	3,180,106
Series A, 5.50%, 12/15/22	8,075	8,965,026
Series A, 5.50%, 12/15/23	4,695	5,288,166
Series A, 5.50%, 06/15/41 (Call 06/15/21) (SAP)	400	418,600
Series A, 5.75%, 06/15/25 (NPFGC)	2,500	2,918,700
Series A, 5.88%, 12/15/38 (Call 12/15/18)	11,280	11,387,498
Series A-1, 5.00%, 06/15/19	4,350	4,453,486
Series A-1, 5.00%, 06/15/20	2,820	2,964,920
Series A-1, 5.00%, 06/15/21	1,950	2,079,968
Series A-1, 5.00%, 06/15/24	1,000	1,112,060
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	2,405	2,704,398
Series A-1, 5.00%, 06/15/28 (Call 06/15/26)	3,750	4,200,375
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,085,050
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,110,660
Series AA, 4.00%, 06/15/27 (Call 06/15/22) (SAP)	1,500	1,530,525
Series AA, 5.00%, 06/15/20	85	89,247
Series AA, 5.00%, 06/15/22	1,000	1,081,660
Series AA, 5.00%, 06/15/22 (SAP)	1,275	1,379,117
Series AA, 5.00%, 06/15/23 (Call 06/15/22) (SAP)	5,850	6,299,397
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,098,090
Series AA, 5.00%, 06/15/28 (Call 06/15/22) (SAP)	1,225	1,299,676
Series AA, 5.00%, 06/15/32 (Call 06/15/22) (SAP)	1,420	1,491,099
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,000	3,175,440
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	3,250	3,405,708
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	368,613
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,651,550
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,079,670
Series B, 5.00%, 06/15/20	1,075	1,128,707
Series B, 5.00%, 06/15/42 (Call 06/15/21)	8,975	9,248,737
Series B, 5.25%, 06/15/22 (Call 06/15/21)	560	600,118
Series B, 5.25%, 12/15/22 (AMBAC)	1,900	2,103,338
Series B, 5.25%, 06/15/26 (Call 06/15/21)	1,665	1,765,882
Series B, 5.25%, 06/15/36 (Call 06/15/21)	2,000	2,082,620
Series B, 5.50%, 12/15/20 (NPFGC-FGIC)	5,000	5,365,600
Series B, 5.50%, 12/15/21 (NPFGC)	500	548,395
Series B, 5.50%, 06/15/31 (Call 06/15/21)	1,910	2,020,551
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,665	1,330,052
Series C, 0.00%, 12/15/28 (AMBAC)(a)	4,395	2,922,411
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,500	2,116,275
Series C, 0.00%, 12/15/31 (NPFGC-FGIC)(a)	2,000	1,147,240
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	2,828,550
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	1,862,013
Series D, 5.00%, 12/15/23	2,330	2,567,753
Series D, 5.00%, 12/15/24	2,145	2,380,950

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series D, 5.00%, 06/15/32 (Call 12/15/24)	$8,500	$9,152,970
Series D, 5.25%, 12/15/23	3,735	4,161,500
New Jersey Turnpike Authority RB
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,265,705
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,684,546
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,332,620
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,287,820
Series A, 5.00%, 01/01/34 (Call 01/01/26)	2,000	2,258,320
Series A, 5.00%, 01/01/43 (Call 07/01/22)	5,575	6,043,802
Series A, 5.00%, 01/01/43 (PR 07/01/22)	9,395	10,445,267
Series B, 5.00%, 01/01/20	1,745	1,818,534
Series B, 5.00%, 01/01/23	3,045	3,410,644
Series B, 5.00%, 01/01/28	1,750	2,081,293
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,523,709
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	5,258,880
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	3,973,376
Series E, 5.00%, 01/01/32 (Call 01/01/28)	2,500	2,906,100
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,234,820
Series E, 5.00%, 01/01/45 (Call 01/01/25)	12,045	13,312,857
Series G, 4.00%, 01/01/33 (Call 01/01/28)	2,000	2,118,080
Series G, 4.00%, 01/01/34 (Call 01/01/28)	4,500	4,747,140
Series G, 5.00%, 01/01/35 (Call 01/01/28)	1,000	1,150,140
Series G, 5.00%, 01/01/36 (Call 01/01/28)	1,000	1,146,660
Series H, 5.00%, 01/01/36 (PR 01/01/19)	1,500	1,516,620
Series I, 5.00%, 01/01/31 (PR 01/01/20)	1,970	2,055,380
State of New Jersey GO
5.00%, 06/01/27 (Call 06/01/25)	2,000	2,272,380
5.00%, 06/01/32 (Call 06/01/25)	1,500	1,670,130
Series L, 5.25%, 07/15/19 (AMBAC)	420	432,281
Series Q, 5.00%, 08/15/19	1,000	1,029,630
Series Q, 5.00%, 08/15/20	1,000	1,057,120
Series Q, 5.00%, 08/15/21 (Call 08/15/20)	500	527,870
Series T, 5.00%, 06/01/22	2,000	2,190,820

		478,787,674

New Mexico — 0.2%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/28	5,000	6,030,000
Series B, 5.00%, 06/15/20	1,500	1,585,470
Series B, 5.00%, 06/15/23 (Call 06/15/20)	3,260	3,441,028
State of New Mexico GO, Series B, 5.00%, 03/01/21	3,500	3,772,300
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	2,000	2,080,320
Series B, 4.00%, 07/01/23	2,895	3,144,549

		20,053,667

New York — 22.0%
Battery Park City Authority RB
Series A, 5.00%, 11/01/22	500	561,855
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,550	1,780,764
Brooklyn Arena Local Development Corp. RB, 6.38%, 07/15/43 (PR 01/15/20)	1,875	1,995,544
City of New York NY GO
5.25%, 08/15/23 (Call 10/01/18)	3,735	3,744,674
Series 1, 5.00%, 08/01/24	1,600	1,840,112
Series 1, 5.00%, 08/01/25	5,000	5,833,000
Series A, 5.00%, 08/01/19	1,045	1,076,037
Series A, 5.00%, 08/01/20	10,165	10,769,513
Series A, 5.00%, 08/01/21	3,265	3,547,814
Series A, 5.00%, 08/01/23	7,500	8,493,675

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 08/01/24	$3,500	$4,025,245
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,750	2,034,287
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,500	1,775,355
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,826,450
Series A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,129,410
Series A-1, 5.00%, 08/01/30 (Call 08/01/21)	500	540,215
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	1,928,837
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	710	766,481
Series A-1, 5.00%, 08/01/32 (Call 08/01/21)	1,000	1,078,080
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	4,635	5,118,755
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,390,120
Series B, 5.00%, 08/01/20	1,600	1,695,152
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,000	1,168,040
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	2,068,056
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	8,929,732
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,442,590
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	7,390,846
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,702,245
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	2,750	3,112,257
Series B-1, 5.25%, 09/01/20 (Call 09/21/18)	500	500,850
Series B-1, 5.25%, 09/01/23 (Call 09/21/18)	365	365,621
Series B-1, 5.25%, 09/01/23 (PR 09/01/18)	1,020	1,020,000
Series B-1, 5.25%, 09/01/24 (Call 09/21/18)	310	310,527
Series B-1, 5.25%, 09/01/24 (PR 09/01/18)	690	690,000
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,057,010
Series C, 5.00%, 08/01/19	2,500	2,574,250
Series C, 5.00%, 08/01/20	2,885	3,056,571
Series C, 5.00%, 08/01/22	1,000	1,110,560
Series C, 5.00%, 08/01/23	2,275	2,576,415
Series C, 5.00%, 08/01/24	6,985	8,033,239
Series C, 5.00%, 08/01/24 (Call 08/01/19)	2,000	2,059,580
Series C, 5.00%, 08/01/25	2,760	3,219,816
Series C, 5.00%, 08/01/26	2,000	2,355,040
Series C, 5.00%, 08/01/26 (Call 02/01/26)	5,400	6,323,292
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,000	4,601,200
Series C, 5.00%, 08/01/28 (Call 02/01/25)	1,500	1,719,705
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	1,039,480
Series C, 5.00%, 08/01/28 (Call 02/01/27)	1,000	1,174,370
Series C, 5.00%, 08/01/29 (Call 02/01/28)	3,950	4,692,876
Series C, 5.00%, 08/01/32 (Call 02/01/28)	3,435	4,012,664
Series D, 5.00%, 08/01/19	4,000	4,118,800
Series D, 5.00%, 08/01/24 (Call 02/01/23)	2,000	2,242,800
Series D, 5.00%, 08/01/25 (Call 02/01/23)	2,500	2,790,100
Series D-1, 5.00%, 10/01/25 (Call 10/01/21)	1,000	1,086,760
Series D-1, 5.00%, 10/01/26 (Call 10/01/21)	4,090	4,444,848
Series D-1, 5.00%, 10/01/32 (Call 10/01/21)	1,685	1,823,861
Series E, 5.00%, 08/01/19	100	102,970
Series E, 5.00%, 08/01/21 (Call 08/01/19)	1,000	1,030,710
Series E, 5.00%, 08/01/22 (Call 08/01/19)	400	412,024
Series E, 5.00%, 08/01/23	3,000	3,397,470
Series E, 5.00%, 08/01/25	2,000	2,333,200
Series E, 5.00%, 08/01/25 (Call 08/01/19)	2,460	2,533,062
Series E, 5.00%, 08/01/27 (Call 08/01/19)	1,000	1,029,240
Series E, 5.00%, 08/01/27 (Call 08/01/26)	3,275	3,851,236
Series E, 5.00%, 08/01/27 (PR 08/01/19)	410	422,665
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	2,225,394
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,693,548
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	2,879,000
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	2,500	2,872,375
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	2,000	2,280,300

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E-1, 6.25%, 10/15/28 (Call 10/15/18)	$50	$50,263
Series E-1, 6.25%, 10/15/28 (PR 10/15/18)	1,200	1,206,348
Series F, 5.00%, 08/01/29 (Call 02/01/22)	30	32,782
Series F, 5.00%, 08/01/31 (Call 02/01/22)	2,750	2,995,602
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,163,510
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,239,711
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	1,500	1,710,450
Series F-3, 5.00%, 12/01/25	2,000	2,343,580
Series G, 5.00%, 08/01/21	4,900	5,324,438
Series G, 5.00%, 08/01/22	1,500	1,665,840
Series G, 5.00%, 08/01/23	3,000	3,397,470
Series G-1, 5.00%, 04/01/25 (Call 04/01/22)	2,500	2,749,125
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	3,635	3,995,919
Series H-1, 5.13%, 03/01/26 (Call 03/01/19)	10,000	10,169,500
Series I, 5.00%, 08/01/20	2,365	2,505,647
Series I, 5.00%, 08/01/21	1,850	2,010,247
Series I, 5.00%, 08/01/27 (Call 08/01/22)	19,720	21,837,534
Series I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,125,290
Series I-1, 5.00%, 08/01/19	2,300	2,369,782
Series I-1, 5.38%, 04/01/36 (Call 04/01/19)	90	91,832
Series I-1, 5.38%, 04/01/36 (PR 04/01/19)	2,410	2,463,406
Series J, 5.00%, 08/01/20	1,025	1,085,957
Series J, 5.00%, 08/01/21	4,590	4,987,586
Series J, 5.00%, 08/01/22	1,500	1,665,840
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,296,560
Series J-1, 5.00%, 05/15/25 (Call 05/15/19)	275	281,328
Series J-1, 5.00%, 05/15/31 (Call 05/15/19)	935	955,598
Series J-1, 5.00%, 05/15/31 (PR 05/15/19)	565	578,639
County of Nassau NY GOL
Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,255,840
Series C, 5.00%, 10/01/27	2,500	2,944,475
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	853,020
Hudson Yards Infrastructure Corp. RB
5.00%, 02/15/47 (Call 02/15/21) (AGM)	955	1,010,791
5.00%, 02/15/47 (PR 02/15/21) (AGM)	45	48,518
5.25%, 02/15/47 (Call 02/15/21)	1,195	1,278,602
5.25%, 02/15/47 (PR 02/15/21)	55	59,628
5.75%, 02/15/47 (Call 02/15/21)	1,335	1,447,167
5.75%, 02/15/47 (PR 02/15/21)	2,165	2,372,948
Series A, 4.00%, 02/15/44 (Call 02/15/27)	7,200	7,413,264
Series A, 5.00%, 02/15/22	1,285	1,416,738
Series A, 5.00%, 02/15/23	1,000	1,127,410
Series A, 5.00%, 02/15/26	800	938,632
Series A, 5.00%, 02/15/27	1,000	1,185,060
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,333,448
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	5,745,050
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,830,704
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,406,260
Series A, 5.00%, 02/15/39 (Call 02/15/27)	800	907,072
Series A, 5.00%, 02/15/42 (Call 02/15/27)	2,300	2,602,381
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	3,838,940
Long Island Power Authority RB
5.00%, 09/01/42 (Call 09/01/27)	5,000	5,656,500
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,508,600
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	1,000	1,102,710
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	2,056,880
Series A, 5.00%, 09/01/37 (Call 09/01/22)	2,355	2,569,705
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,106,000
Series A, 5.50%, 04/01/22 (PR 04/01/19)	500	511,435

Security	Par (000)	Value

New York (continued)
Series A, 5.50%, 05/01/33 (PR 05/01/19) (BHAC)	$1,800	$1,846,278
Series A, 5.75%, 04/01/39 (PR 04/01/19)	3,700	3,789,873
Series A, 6.00%, 05/01/33 (PR 05/01/19)	4,000	4,115,840
Series B, 5.00%, 09/01/29 (Call 09/01/22)	1,750	1,923,495
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,432,570
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	560,380
Series B, 5.75%, 04/01/25 (PR 04/01/19)	1,050	1,075,505
Series B, 5.75%, 04/01/33 (PR 04/01/19)	1,395	1,428,885
Metropolitan Transportation Authority RB
5.00%, 11/15/29 (Call 11/15/25)	7,000	7,992,040
Series A, 0.00%, 11/15/30(a)	9,555	6,288,623
Series A, 5.00%, 11/15/18	250	251,680
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,676,940
Series A, 5.00%, 11/15/25 (Call 11/15/22)	1,000	1,114,120
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,708,209
Series A, 5.00%, 11/15/29 (Call 11/15/22)	3,000	3,324,540
Series A, 5.00%, 11/15/30 (PR 05/15/23)	1,110	1,262,747
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,326,299
Series A, 5.00%, 11/15/41 (PR 11/15/21)	500	549,930
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,686,300
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	7,231,957
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	2,150,083
Series A, 5.00%, 11/15/46 (PR 11/15/21)	1,500	1,649,790
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	5,892,333
Series A, 5.50%, 11/15/39 (PR 11/15/18)	600	604,741
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	2,000	2,208,960
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	7,385	8,038,277
Series A-1, 5.00%, 11/15/45 (Call 05/15/25)	2,000	2,203,900
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,655,505
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	2,200	2,467,080
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	1,992,164
Series B, 5.00%, 11/15/22	5,140	5,715,680
Series B, 5.00%, 11/15/23	2,940	3,324,934
Series B, 5.00%, 11/15/24	5,500	6,304,705
Series B, 5.00%, 11/15/25	2,000	2,315,880
Series B, 5.00%, 11/15/26	3,000	3,504,090
Series B, 5.00%, 11/15/28	5,810	6,919,478
Series B, 5.00%, 11/15/34 (PR 11/15/19)	6,175	6,424,532
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,680	1,888,656
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,810,379
Series B, 5.25%, 11/15/23 (AMBAC)	210	240,051
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,157,010
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,154,370
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	8,090,236
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	3,745	4,264,993
Series C, 5.00%, 11/15/20	1,305	1,393,544
Series C, 5.00%, 11/15/30 (Call 11/15/22)	715	787,229
Series C, 5.00%, 11/15/30 (PR 11/15/22)	285	320,941
Series C, 5.00%, 11/15/41 (Call 11/15/22)	1,100	1,201,024
Series C, 5.00%, 11/15/41 (PR 11/15/22)	900	1,013,499
Series C, 6.25%, 11/15/23 (Call 11/15/18)	520	524,810
Series C, 6.25%, 11/15/23 (PR 11/15/18)	2,180	2,200,383
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	2,600	2,677,922
Series C-1, 5.00%, 11/15/23	2,000	2,261,860
Series C-1, 5.00%, 11/15/25	2,800	3,242,232
Series C-1, 5.00%, 11/15/27	4,000	4,719,520
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	1,105	1,292,706
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,390,692
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	4,810,365
Series C-2, 0.00%, 11/15/29(a)	1,195	826,582

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C-2, 0.00%, 11/15/33(a)	$1,040	$596,700
Series C-2, 4.00%, 11/15/33 (Put 08/15/20)(b)(c)	1,000	1,037,950
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	1,750	1,828,453
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	7,129,430
Series D, 5.00%, 11/15/20	2,155	2,301,217
Series D, 5.00%, 11/15/21	1,000	1,092,040
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,719,975
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,468,570
Series D, 5.00%, 11/15/33 (Call 05/15/28)	2,500	2,879,175
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,695	1,816,837
Series D, 5.00%, 11/15/36 (PR 11/15/21)	6,500	7,149,090
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,473,942
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	6,490,202
Series D, 5.25%, 11/15/34 (PR 11/15/20)	280	301,630
Series D, 5.25%, 11/15/41 (PR 11/15/21)	1,000	1,107,590
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,675,535
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,321,328
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	615	671,223
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	2,035	2,291,634
Series F, 4.00%, 11/15/30 (Call 11/15/22)	765	793,688
Series F, 5.00%, 11/15/18	1,615	1,625,853
Series F, 5.00%, 11/15/19	1,285	1,334,742
Series F, 5.00%, 11/15/24 (Call 11/15/22)	1,080	1,201,414
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	5,993,352
Series F, 5.00%, 11/15/27 (Call 11/15/22)	10,000	11,056,500
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	7,431,885
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/46 (Call 11/15/19)	5,000	5,156,200
Series A, 5.00%, 11/15/51 (Call 11/15/21)	4,000	4,264,440
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	10,814,900
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,000	1,124,820
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.13%, 11/01/23 (PR 11/01/18) (BHAC)	520	522,902
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	600	652,188
New York City Industrial Development Agency RB
5.00%, 03/01/31 (Call 10/01/18) (FGIC)	290	291,923
5.00%, 03/01/46 (Call 10/01/18) (FGIC)	1,550	1,557,843
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29 (Call 07/15/22) (SAW)	835	919,444
Series S-1, 4.00%, 07/15/40 (Call 01/15/26) (SAW)	5,700	5,887,074
Series S-1, 5.00%, 07/15/24	750	865,313
Series S-1, 5.00%, 07/15/24 (Call 07/15/22) (SAW)	660	733,465
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	2,000	2,363,760
Series S-1, 5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,099,570
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	1,000	1,077,780
Series S-1, 5.00%, 07/15/33 (Call 07/15/22) (SAW)	2,075	2,275,175
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,677,105
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	2,500	2,865,500
Series S-1, 5.00%, 07/15/37 (Call 07/15/22) (SAW)	4,525	4,940,531
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	1,920,490
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	4,900	5,467,371
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	2,500	2,857,425
Series S-1A, 5.00%, 07/15/19 (ETM) (SAW)	175	180,096
Series S-1A, 5.25%, 07/15/37 (Call 07/15/21) (SAW)	1,500	1,629,630
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,264,860
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,689,690
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,506,010

Security	Par (000)	Value

New York (continued)
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	$3,000	$3,475,470
Series S-4, 5.50%, 01/15/39 (Call 01/15/19) (SAW)	5,550	5,624,037
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	2,945,025
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,226,657
Series S-5, 5.00%, 01/15/31 (Call 01/15/19) (SAW)	1,400	1,416,016
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 08/01/28 (Call 08/01/24)	2,350	2,687,295
5.00%, 08/01/31 (Call 08/01/25)	1,300	1,488,071
5.00%, 05/01/32 (Call 05/01/23)	4,500	4,993,470
5.00%, 05/01/32 (Call 05/01/26)	3,380	3,871,520
5.00%, 11/01/32 (Call 11/01/21)	1,125	1,224,079
5.00%, 02/01/33 (Call 02/01/25)	1,710	1,930,231
5.00%, 02/01/34 (Call 02/01/25)	1,000	1,125,670
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,414,180
5.00%, 08/01/34 (Call 08/01/24)	2,500	2,833,775
5.00%, 02/01/35 (Call 02/01/25)	2,630	2,953,937
5.00%, 08/01/35 (Call 08/01/24)	2,000	2,262,320
5.00%, 08/01/37 (Call 08/01/25)	5,500	6,184,970
5.00%, 08/01/39 (Call 08/01/24)	3,300	3,700,191
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,602,112
5.50%, 11/01/27 (Call 11/01/20)	3,545	3,827,288
Series A, 4.00%, 08/01/41 (Call 08/01/28)	2,000	2,074,560
Series A, 5.00%, 11/01/20	1,000	1,069,090
Series A, 5.00%, 11/01/22 (Call 11/01/21)	1,000	1,095,780
Series A, 5.00%, 11/01/23 (Call 11/01/21)	1,000	1,095,450
Series A, 5.00%, 08/01/24	1,500	1,733,175
Series A, 5.00%, 05/01/28 (Call 05/01/19)	940	960,238
Series A, 5.00%, 05/01/28 (PR 05/01/19)	770	787,294
Series A, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,340,520
Series A, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,119,170
Series A, 5.00%, 08/01/37 (Call 08/01/28)	2,000	2,320,080
Series A, 5.00%, 11/01/38 (Call 11/01/23)	3,500	3,899,140
Series A-1, 5.00%, 08/01/23	1,000	1,134,990
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	1,610	1,840,133
Series A-1, 5.00%, 05/01/36 (Call 05/01/19)	1,000	1,020,740
Series A-1, 5.00%, 05/01/38 (Call 05/01/19)	1,260	1,286,044
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	843,998
Series A-2, 5.00%, 08/01/35 (Call 08/01/27)	2,000	2,303,760
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	3,000	3,445,560
Series B, 5.00%, 11/01/18	3,085	3,101,554
Series B, 5.00%, 11/01/21 (Call 11/01/19)	2,795	2,903,977
Series B, 5.00%, 11/01/21 (PR 11/01/19)	5	5,193
Series B, 5.00%, 02/01/27 (Call 02/01/21)	1,985	2,125,121
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,108,910
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,150	1,197,219
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	4,037,215
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,158,650
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,000	2,272,340
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,231,920
Series C, 5.00%, 11/01/18	1,955	1,965,440
Series C, 5.00%, 11/01/19	4,000	4,152,680
Series C, 5.00%, 11/01/20	5,960	6,371,776
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,020	1,172,827
Series C, 5.00%, 11/01/29 (Call 05/01/27)	10,235	12,006,269
Series C, 5.00%, 11/01/33 (Call 11/01/20)	6,270	6,683,945
Series C, 5.00%, 11/01/39 (Call 11/01/20)	2,870	3,052,561
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	1,500	1,762,185
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	6,280	6,488,308
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	15,005	15,477,958

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	$8,015	$9,233,681
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	6,000	6,901,500
Series D, 5.00%, 02/01/24 (Call 02/01/21)	1,250	1,341,288
Series D, 5.00%, 02/01/31 (Call 02/01/21)	2,500	2,671,600
Series D, 5.00%, 02/01/35 (Call 02/01/21)	5,645	6,018,699
Series D-1, 5.00%, 11/01/33 (Call 11/01/21)	2,000	2,174,220
Series E, 5.00%, 11/01/18	1,500	1,508,070
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	4,195	4,352,690
Series E-1, 5.00%, 02/01/25 (Call 02/01/22)	2,500	2,737,900
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,146,190
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,150,800
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,130	5,817,574
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	5,273,176
Series E-1, 5.00%, 02/01/35 (Call 02/01/22)	2,000	2,170,400
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	7,685	8,751,909
Series E-1, 5.00%, 02/01/38 (Call 02/01/27)	9,135	10,381,471
Series E-1, 5.00%, 02/01/39 (Call 02/01/27)	4,305	4,885,615
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	2,625	2,945,302
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	13,050	14,512,122
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	5,685	6,146,110
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	1,028,730
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,214,360
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	5,810,950
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,541,428
Series F-1, 5.00%, 05/01/38 (Call 05/01/27)	4,960	5,654,251
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	2,500	2,720,625
Series F-1, 5.00%, 05/01/42 (Call 05/01/27)	1,200	1,362,132
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,103,640
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	9,269,325
New York City Trust for Cultural Resources RB, Series A-1, 5.00%, 04/01/31 (PR 10/01/18)	2,000	2,005,220
New York City Water & Sewer System RB
5.00%, 06/15/29 (Call 12/15/19)	3,750	3,897,900
5.00%, 06/15/32 (Call 06/15/21)	2,015	2,171,807
5.00%, 06/15/47 (Call 06/15/23)	7,925	8,710,447
5.00%, 06/15/47 (PR 06/15/23)	7,020	7,998,939
5.38%, 06/15/40 (Call 12/15/20)	1,005	1,081,993
5.38%, 06/15/43 (Call 12/15/20)	9,140	9,840,215
5.50%, 06/15/40 (Call 06/15/19)	10,000	10,288,100
5.50%, 06/15/43 (Call 12/15/20)	5,160	5,569,601
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,228,620
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	8,200	8,912,334
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	9,775	9,982,816
Series BB, 5.00%, 06/15/27 (Call 06/15/19)	1,000	1,024,260
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	3,050	3,215,523
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	4,615	4,989,369
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	10,750	11,820,485
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	11,260	12,342,199
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	7,500	8,105,925
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	5,700	6,417,972
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,250	1,320,300
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	5,250	5,841,255
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	11,585	13,140,865
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,000	2,192,720
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	1,420	1,576,186
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	4,000	4,486,680
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,117,130
Series DD, 5.00%, 06/15/40 (Call 12/15/27)	2,500	2,869,450
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	7,645	8,656,281
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	5,000	5,704,350

Security	Par (000)	Value

New York (continued)
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	$1,250	$1,366,663
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	3,600	4,038,012
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	6,700	7,690,126
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	8,750	9,745,312
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,594,660
Series EE, 5.25%, 06/15/40 (Call 06/15/19)	9,675	9,930,613
Series FF, 5.00%, 06/15/21	1,000	1,086,580
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,157,330
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	7,735	8,682,151
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	1,500	1,733,265
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	1,000	1,154,600
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,000	1,086,160
Series FF-2, 5.00%, 06/15/40 (Call 06/15/19)	710	726,557
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	2,043,164
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,487,761
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	9,330	10,153,746
Series GG-1, 5.00%, 06/15/39 (Call 06/15/19)	6,160	6,307,039
Series GG-1, 5.25%, 06/15/32 (Call 06/15/19)	3,000	3,077,370
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	4,630	5,004,660
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	485	523,291
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	1,500	1,688,640
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,119,590
Series A, 0.00%, 11/15/47(a)	2,500	766,650
Series A, 0.00%, 11/15/55(a)	2,500	521,225
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,686,300
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21) (GOI)	6,540	7,079,158
5.25%, 12/15/43 (Call 12/15/21) (GOI)	100	109,558
5.75%, 11/15/51 (Call 11/15/21)	1,750	1,939,997
New York Power Authority (The) RB
Series A, 5.00%, 11/15/22	1,000	1,120,950
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	1,000	1,088,470
Series C, 5.00%, 11/15/18 (Call 10/01/18) (NPFGC)	500	501,245
New York State Dormitory Authority RB
4.00%, 05/15/20	1,350	1,402,772
5.00%, 03/15/25	3,000	3,498,240
5.00%, 03/15/33 (Call 03/15/24)	5,000	5,638,850
5.00%, 02/15/35 (Call 02/15/20)	15	15,664
5.00%, 07/01/40 (Call 07/01/20)	3,500	3,664,395
5.50%, 05/01/37 (PR 05/01/19)	850	872,134
5.75%, 05/01/37 (PR 05/01/19)	435	447,036
Series 1, 5.50%, 07/01/40 (AMBAC)	530	685,020
Series 2014, 5.00%, 02/15/20	3,920	4,105,494
Series 2015-B, 5.00%, 03/15/20	1,300	1,365,026
Series 2015-B, 5.00%, 03/15/31 (Call 09/15/25)	5,000	5,769,650
Series 2015-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	5,300,447
Series A, 4.00%, 03/15/47 (Call 03/15/28)	11,500	11,868,115
Series A, 5.00%, 03/15/19	1,000	1,018,170
Series A, 5.00%, 02/15/20	1,000	1,047,320
Series A, 5.00%, 03/15/20	1,000	1,050,020
Series A, 5.00%, 05/15/20	3,000	3,167,190
Series A, 5.00%, 12/15/20	5,200	5,576,844
Series A, 5.00%, 02/15/21	11,305	12,160,562
Series A, 5.00%, 03/15/21	1,080	1,165,018
Series A, 5.00%, 03/15/22	3,940	4,349,169
Series A, 5.00%, 03/15/23	4,750	5,352,917
Series A, 5.00%, 02/15/24	3,000	3,435,390
Series A, 5.00%, 03/15/25	2,450	2,850,428
Series A, 5.00%, 05/15/25 (Call 05/15/22)	1,000	1,103,290

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 12/15/25 (Call 12/15/22)	$3,000	$3,351,450
Series A, 5.00%, 02/15/26	2,600	3,050,554
Series A, 5.00%, 02/15/26 (Call 02/15/24)	2,000	2,272,640
Series A, 5.00%, 12/15/26 (Call 12/15/22)	16,565	18,484,055
Series A, 5.00%, 02/15/27 (Call 02/15/24)	1,500	1,702,830
Series A, 5.00%, 03/15/27 (Call 09/15/26)	5,400	6,389,334
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,000	2,278,780
Series A, 5.00%, 03/15/28 (PR 03/15/19)	7,900	8,044,333
Series A, 5.00%, 10/01/28	2,000	2,458,740
Series A, 5.00%, 03/15/29 (Call 03/15/24)	2,000	2,274,340
Series A, 5.00%, 02/15/30 (Call 02/15/27)	6,000	6,996,300
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	3,081,510
Series A, 5.00%, 12/15/30 (Call 12/15/22)	11,420	12,693,558
Series A, 5.00%, 03/15/31 (Call 03/15/24)	4,000	4,524,280
Series A, 5.00%, 03/15/31 (Call 03/15/28)	5,000	5,923,450
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	7,174,857
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,310,380
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,124,060
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,709,100
Series A, 5.00%, 07/01/37 (Call 07/01/22)	1,250	1,358,923
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,411,030
Series A, 5.00%, 03/15/38 (Call 03/15/23)	3,395	3,748,521
Series A, 5.00%, 03/15/38 (Call 03/15/27)	1,500	1,712,115
Series A, 5.00%, 02/15/39 (Call 02/15/19)	225	228,020
Series A, 5.00%, 02/15/39 (PR 02/15/19)	3,600	3,655,549
Series A, 5.00%, 07/01/39 (PR 07/01/19)	2,070	2,127,567
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,385,080
Series A, 5.00%, 02/15/41 (Call 08/15/26)	1,920	2,165,011
Series A, 5.00%, 07/01/41 (Call 07/01/21)	500	537,095
Series A, 5.00%, 10/01/41 (Call 04/01/21)	2,500	2,672,800
Series A, 5.00%, 03/15/42 (Call 03/15/27)	2,500	2,839,500
Series A, 5.00%, 07/01/42 (Call 07/01/22)	1,000	1,091,700
Series A, 5.00%, 02/15/43 (Call 02/15/23)	3,500	3,836,490
Series A, 5.00%, 03/15/43 (Call 03/15/27)	11,000	12,485,000
Series A, 5.00%, 03/15/44 (Call 03/15/24)	11,170	12,450,640
Series A, 5.00%, 10/01/48	500	659,005
Series A, 5.25%, 05/15/21	1,000	1,071,630
Series A, 5.75%, 07/01/27 (NPFGC)	500	592,210
Series A-2, 5.00%, 10/01/46	2,000	2,619,180
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,141,830
Series B, 5.00%, 03/15/19	1,020	1,038,533
Series B, 5.00%, 03/15/21	1,500	1,616,925
Series B, 5.00%, 02/15/23	4,900	5,513,235
Series B, 5.00%, 02/15/25	3,525	4,094,287
Series B, 5.00%, 02/15/26	2,940	3,449,473
Series B, 5.00%, 03/15/28 (PR 03/15/19)	780	794,251
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,935	10,154,270
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,337,360
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,394,184
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,120	6,885,734
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	5,753,900
Series B, 5.00%, 03/15/35 (Call 03/15/22)	1,500	1,631,685
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,145,730
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	7,098,830
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,115,150
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,240,692
Series B, 5.00%, 10/01/38 (Call 04/01/28)	2,500	2,940,600
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,382,517
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,136,530
Series B, 5.00%, 03/15/42 (Call 03/15/22)	6,500	7,040,800

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 07/01/45 (Call 07/01/25)	$2,000	$2,233,260
Series B, 5.50%, 03/15/26 (AMBAC)	770	931,130
Series B, 5.50%, 03/15/27 (AMBAC)	3,335	4,090,478
Series C, 5.00%, 03/15/26	5,000	5,890,400
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,000	1,126,670
Series C, 5.00%, 03/15/31 (Call 03/15/28)	5,000	5,923,450
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,123,370
Series C, 5.00%, 03/15/34 (Call 03/15/21)	1,375	1,469,146
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	6,037,285
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,233,640
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,115,730
Series C, 5.00%, 03/15/39 (Call 03/15/28)	5,000	5,760,650
Series C, 5.00%, 03/15/41 (Call 03/15/21)	7,510	8,010,842
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	11,119,400
Series D, 5.00%, 02/15/19	2,700	2,741,418
Series D, 5.00%, 02/15/22	1,535	1,691,294
Series D, 5.00%, 02/15/23	4,000	4,500,600
Series D, 5.00%, 02/15/24	2,000	2,290,260
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,760,400
Series D, 5.00%, 02/15/37 (Call 02/15/22)	1,800	1,950,696
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,512,669
Series E, 5.00%, 02/15/23	1,000	1,125,150
Series E, 5.00%, 02/15/24	1,095	1,253,917
Series E, 5.00%, 03/15/31 (Call 09/15/25)	6,795	7,793,933
Series E, 5.00%, 02/15/35 (PR 02/15/20)	985	1,031,009
Series E, 5.00%, 03/15/36 (Call 09/15/25)	1,200	1,355,916
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46 (Call 06/15/26)	2,500	2,584,375
5.00%, 06/15/41 (Call 06/15/26)	2,050	2,326,360
Series A, 5.00%, 06/15/19	2,000	2,053,560
Series A, 5.00%, 06/15/22	1,020	1,137,086
Series A, 5.00%, 06/15/23 (Call 06/15/22)	1,170	1,300,221
Series A, 5.00%, 06/15/24 (Call 06/15/22)	750	830,588
Series A, 5.00%, 06/15/42 (Call 06/15/27)	345	395,877
Series B, 5.00%, 06/15/28 (Call 06/15/21)	1,400	1,516,060
Series B, 5.00%, 06/15/31 (Call 06/15/21)	2,295	2,481,997
Series B, 5.00%, 06/15/41 (Call 06/15/21)	2,000	2,151,720
Series E, 5.00%, 06/15/47 (Call 06/15/27)	3,500	4,001,690
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	500	540,035
Series A, 5.00%, 04/01/22	1,610	1,780,982
Series A, 5.00%, 04/01/30 (Call 04/01/22)	500	549,100
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	2,000	2,144,460
Series B, 5.00%, 04/01/19 (Call 10/01/18)	480	481,238
Series B, 5.00%, 04/01/19 (PR 10/01/18)	150	150,375
Series B, 5.00%, 04/01/20 (Call 10/01/18)	230	230,593
Series B, 5.00%, 04/01/20 (PR 10/01/18)	190	190,475
New York State Thruway Authority RB
5.00%, 04/01/19	550	560,857
5.00%, 01/01/29 (Call 01/01/25)	2,000	2,275,600
5.00%, 01/01/32 (Call 01/01/25)	5,365	6,054,295
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	1,014,550
Series A, 5.00%, 05/01/19	24,875	25,409,066
Series A, 5.00%, 05/01/19 (AGM)	1,230	1,256,408
Series A, 5.00%, 03/15/21 (Call 09/15/20)	1,000	1,065,500
Series A, 5.00%, 03/15/26 (Call 09/15/21)	2,785	3,033,561
Series A, 5.00%, 03/15/32 (Call 09/15/21)	2,000	2,166,200
Series A, 5.00%, 01/01/46 (Call 01/01/26)	4,000	4,436,200
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,517,900

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.25%, 01/01/56 (Call 01/01/26)	$2,480	$2,793,894
Series B, 5.50%, 04/01/20 (AMBAC)	620	656,791
Series C, 5.25%, 03/15/19	2,000	2,038,940
Series I, 5.00%, 01/01/28 (Call 01/01/22)	12,000	13,062,360
Series I, 5.00%, 01/01/37 (Call 01/01/22)	2,580	2,786,890
Series I, 5.00%, 01/01/42 (Call 01/01/22)	2,000	2,155,720
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,560	2,900,198
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,197,400
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,047,550
Series L, 5.00%, 01/01/21	2,185	2,344,308
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,750	2,026,552
New York State Urban Development Corp. RB
5.00%, 12/15/18	225	227,169
5.00%, 12/15/18 (ETM)	85	85,836
5.00%, 03/15/27 (Call 03/15/24)	1,000	1,137,170
5.00%, 03/15/28 (Call 03/15/19)	30	30,510
5.00%, 03/15/28 (PR 03/15/19)	220	224,079
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,262,140
5.00%, 03/15/30 (Call 03/15/23)	1,000	1,114,100
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,579,979
5.50%, 03/15/24 (NPFGC)	1,090	1,278,112
Series A, 5.00%, 03/15/19	2,000	2,036,340
Series A, 5.00%, 03/15/20	4,050	4,252,581
Series A, 5.00%, 03/15/22	2,000	2,207,700
Series A, 5.00%, 03/15/23	11,620	13,094,927
Series A, 5.00%, 03/15/25	5,000	5,817,200
Series A, 5.00%, 03/15/26	3,000	3,525,210
Series A, 5.00%, 03/15/27 (Call 03/15/26)	2,500	2,922,700
Series A, 5.00%, 03/15/30 (Call 03/15/27)	9,800	11,433,464
Series A, 5.00%, 03/15/31 (Call 03/15/21)	1,000	1,072,050
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,295,300
Series A, 5.00%, 03/15/31 (Call 03/15/27)	5,000	5,800,500
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,143,570
Series A, 5.00%, 03/15/32 (Call 03/15/27)	1,000	1,155,190
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,725,465
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,727,276
Series A, 5.00%, 03/15/35 (Call 03/15/27)	4,900	5,600,847
Series A-1, 5.00%, 03/15/22	1,000	1,103,850
Series A-1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	4,173,825
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,262,461
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	4,000	4,391,400
Series A-2, 5.50%, 03/15/22 (NPFGC)	1,500	1,681,230
Series B-1, 5.00%, 03/15/36 (PR 03/15/19)	2,000	2,037,080
Series C, 4.00%, 03/15/47 (Call 09/15/27)	2,000	2,059,620
Series C, 5.00%, 12/15/18	40	40,386
Series C, 5.00%, 03/15/19	8,300	8,450,811
Series C, 5.00%, 03/15/20	1,500	1,575,030
Series C, 5.00%, 03/15/21	2,000	2,155,900
Series C, 5.00%, 12/15/21 (Call 12/15/19)	2,000	2,084,320
Series C, 5.00%, 03/15/39 (Call 09/15/27)	5,000	5,705,000
Series D, 5.00%, 03/15/21	4,900	5,281,955
Series D, 5.00%, 03/15/22	2,000	2,207,700
Series D, 5.25%, 01/01/20 (Call 01/01/19)	1,000	1,011,490
Series D, 5.25%, 01/01/21 (Call 01/01/19)	500	506,040
Series D, 5.50%, 01/01/19	1,515	1,534,407
Series D, 5.63%, 01/01/28 (Call 01/01/19)	1,245	1,261,160
Series E, 5.00%, 03/15/21	7,120	7,675,004
Series E, 5.00%, 03/15/24 (Call 03/15/23)	2,000	2,245,580

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey RB
4.00%, 12/15/41 (Call 06/15/24)	$1,000	$1,033,850
4.00%, 09/01/43 (Call 09/01/28)	5,000	5,200,650
5.00%, 07/15/33 (Call 01/15/21)	2,250	2,392,515
5.00%, 07/15/35 (Call 07/15/20)	7,255	7,673,759
5.00%, 07/15/35 (Call 07/15/28)	3,000	3,517,170
5.00%, 09/01/36 (Call 09/01/24) (GOI)	4,770	5,372,928
5.00%, 09/01/39 (Call 09/01/24)	1,915	2,149,166
5.00%, 10/15/39 (Call 10/15/19)	1,000	1,035,700
Series 116, 4.50%, 09/15/39 (Call 09/15/19) (GOI)	750	768,128
Series 116, 5.00%, 09/15/36 (Call 09/15/19) (GOI)	2,500	2,583,425
Series 116, 5.00%, 01/15/41 (Call 01/15/21) (GOI)	4,390	4,645,147
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	1,275	1,349,320
Series 173, 4.00%, 12/01/31 (Call 06/01/22) (GOI)	2,000	2,096,180
Series 179, 5.00%, 12/01/18	2,035	2,052,196
Series 179, 5.00%, 12/01/22	1,500	1,688,475
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,127,240
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	7,422,096
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,776,475
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,200	1,390,824
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,233,240
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	1,031,840
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,333,760
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,613,878
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,447,840
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	6,000	6,759,060
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,137,600
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	5,190	5,878,453
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,681,224
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,372,300
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	5,655	6,479,386
Series 205, 5.00%, 11/15/47 (Call 11/15/27)	4,190	4,782,885
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,262,580
Series 5, 5.38%, 03/01/28 (GOI)	2,150	2,504,492
Third Series, 5.00%, 07/15/39 (Call 07/15/20)	17,755	18,766,502
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	597,205
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/18	3,800	3,814,934
Series A, 5.00%, 10/15/19	2,000	2,075,680
Series A, 5.00%, 10/15/20	4,200	4,485,222
Series A, 5.00%, 10/15/25 (Call 10/15/24)	2,000	2,314,820
Series A, 5.00%, 10/15/26 (Call 10/15/24)	4,250	4,911,087
Series A, 5.00%, 10/15/28 (Call 10/15/24)	5,000	5,771,600
Series A, 5.00%, 10/15/30 (Call 10/15/24)	7,000	8,050,070
State of New York GO, Series A, 5.00%, 02/15/39 (Call 02/15/19)	1,045	1,060,048
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,068,760
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	3,145,500
Triborough Bridge & Tunnel Authority RB
4.00%, 11/15/47 (Call 05/15/28)	3,000	3,087,420
5.50%, 11/15/21 (NPFGC)	5,000	5,551,900
Series A, 0.00%, 11/15/30(a)	10,800	7,116,552
Series A, 0.00%, 11/15/31(a)	2,000	1,258,780
Series A, 0.00%, 11/15/32(a)	1,800	1,086,246
Series A, 5.00%, 11/15/22	3,360	3,757,757
Series A, 5.00%, 01/01/23 (PR 01/01/22)	810	892,535
Series A, 5.00%, 01/01/25 (PR 01/01/22)	1,000	1,103,060
Series A, 5.00%, 01/01/26 (PR 01/01/22)	685	755,596
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,249,360

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 01/01/27 (PR 01/01/22)	$1,070	$1,180,274
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,122,310
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,139,700
Series A, 5.00%, 11/15/45 (Call 05/15/28)	5,100	5,864,337
Series A, 5.00%, 11/15/46 (Call 05/15/26)	3,900	4,395,105
Series A, 5.00%, 11/15/47 (Call 05/15/27)	6,125	6,950,772
Series B, 0.00%, 11/15/32(a)	4,745	2,895,589
Series B, 5.00%, 11/15/18	1,000	1,006,820
Series B, 5.00%, 11/15/19	3,000	3,121,590
Series B, 5.00%, 11/15/20	6,315	6,766,143
Series B, 5.00%, 11/15/21	30	32,966
Series B, 5.00%, 11/15/22	5,000	5,619,800
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,120,100
Series B, 5.00%, 11/15/26 (Call 11/15/22)	1,355	1,512,519
Series B, 5.00%, 11/15/27 (Call 11/15/22)	1,600	1,785,312
Series B, 5.00%, 11/15/30	1,000	1,232,900
Series B, 5.00%, 11/15/31	1,000	1,238,760
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,167,850
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,307,340
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,500,249
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,294,140
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,555,554
Series C, 5.00%, 11/15/25	3,000	3,545,070
Series C, 5.00%, 11/15/33 (Call 11/15/18)	390	392,668
Series C, 5.00%, 11/15/33 (PR 11/15/18)	630	634,372
Series C, 5.00%, 11/15/38 (Call 11/15/18)	300	302,052
Series C, 5.00%, 11/15/38 (PR 11/15/18)	475	478,297
Series D, 5.00%, 11/15/27 (Call 11/15/18)	960	966,566
Series D, 5.00%, 11/15/27 (PR 11/15/18)	1,540	1,550,688
Series D, 5.00%, 11/15/31 (Call 11/15/18)	1,150	1,157,866
Series D, 5.00%, 11/15/31 (PR 11/15/18)	1,850	1,862,839
Utility Debt Securitization Authority RB
5.00%, 12/15/33 (Call 12/15/25)	9,440	10,878,939
5.00%, 12/15/36 (Call 12/15/25)	2,750	3,143,772
5.00%, 12/15/37 (Call 12/15/25)	5,380	6,138,957
5.00%, 12/15/39 (Call 12/15/27)	1,300	1,510,288
5.00%, 12/15/40 (Call 12/15/27)	1,200	1,392,000
5.00%, 12/15/41 (Call 12/15/27)	3,000	3,474,750
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,000	2,360,640
Series A, 5.00%, 12/15/35 (Call 06/15/26)	4,500	5,177,250
Series B, 5.00%, 06/15/23 (Call 06/15/21)	1,600	1,735,360
Series B, 5.00%, 06/15/24 (Call 06/15/22)	3,450	3,836,676
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	520,448
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,500	7,377,695
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,370,140
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	6,585	7,349,123

		2,196,158,771

North Carolina — 1.7%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	3,975	4,324,522
Series B, 5.00%, 07/01/38 (Call 07/01/20)	1,000	1,055,610
County of Guilford NC GO, 5.00%, 03/01/25	1,800	2,104,398
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	1,225	1,346,949
County of Wake NC GO
5.00%, 03/01/19	1,000	1,016,740
5.00%, 02/01/20	1,500	1,569,510
Series 2010C, 5.00%, 03/01/22	5,000	5,524,400
Series B, 4.00%, 05/01/29 (Call 05/01/23)	2,730	2,911,327
Series C, 5.00%, 03/01/21	2,100	2,266,047
Series C, 5.00%, 03/01/25	6,600	7,711,770

Security	Par (000)	Value

North Carolina (continued)
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41 (Call 10/01/25)	$1,000	$1,131,340
5.00%, 10/01/55 (Call 10/01/25)	4,500	5,036,130
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,287,920
North Carolina Eastern Municipal Power Agency RB
Series A, 4.50%, 01/01/24 (PR 01/01/22)	500	531,410
Series A, 5.00%, 01/01/21 (ETM)	3,165	3,389,778
Series B, 5.00%, 01/01/21 (ETM)	4,090	4,390,124
Series B, 5.00%, 01/01/26 (PR 01/01/19)	10,405	10,521,016
Series B, 6.00%, 01/01/22 (ETM)	390	440,692
Series D, 5.00%, 01/01/23 (PR 07/01/22)	5,000	5,551,150
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/19	1,670	1,688,504
5.00%, 01/01/19 (ETM)	625	631,969
Series A, 5.00%, 01/01/27 (Call 01/01/26)	1,000	1,156,160
North Carolina Turnpike Authority RB, 5.00%, 07/01/41 (Call 07/01/21)	1,500	1,613,415
Raleigh Durham Airport Authority RB, Series A, 5.00%, 05/01/32 (Call 05/01/20)	630	660,082
State of North Carolina GO
Series 2013-D, 4.00%, 06/01/20	5,570	5,791,407
Series A, 5.00%, 06/01/22	7,900	8,782,667
Series A, 5.00%, 06/01/23	5,410	6,142,784
Series A, 5.00%, 06/01/25	3,800	4,462,910
Series A, 5.00%, 06/01/26	1,420	1,689,232
Series A, 5.00%, 06/01/27 (Call 06/01/26)	6,940	8,234,171
Series B, 5.00%, 06/01/19	5,215	5,345,375
Series C, 4.00%, 05/01/21	1,000	1,057,580
Series C, 5.00%, 05/01/19	1,000	1,022,260
Series C, 5.00%, 05/01/20	3,160	3,331,588
Series D, 4.00%, 06/01/22	2,500	2,689,500
Series E, 5.00%, 05/01/19	2,450	2,504,537
Series E, 5.00%, 05/01/20	8,000	8,434,400
State of North Carolina RB
5.00%, 03/01/20	2,000	2,092,100
5.00%, 03/01/21	2,500	2,690,700
5.00%, 03/01/22	2,500	2,753,300
5.00%, 03/01/24	2,000	2,288,060
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,268,300
5.25%, 03/01/20 (PR 03/01/19)	1,120	1,140,216
Series A, 5.00%, 05/01/29 (PR 05/01/20) (SAP)	1,500	1,580,685
Series B, 5.00%, 11/01/18	1,000	1,005,360
Series B, 5.00%, 11/01/23 (Call 11/01/21)	795	870,374
Series B, 5.00%, 05/01/25	5,000	5,842,000
Series B, 5.00%, 06/01/26	1,000	1,183,370
Series B, 5.00%, 05/01/27	2,000	2,392,080
Series B, 5.00%, 05/01/28 (Call 05/01/27)	5,000	5,954,450
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,706,760
Series C, 5.00%, 05/01/30 (PR 05/01/21)	1,000	1,082,590
Town of Cary NC Combined Utility Systems Revenue RB,
5.00%, 12/01/42 (PR 12/01/22)	1,000	1,122,610

		164,322,329

Ohio — 1.0%
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC-FGIC)	20	23,722
5.25%, 12/01/30 (NPFGC-FGIC)	1,000	1,240,610
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	1,000	1,059,130
Series 2017-1, 5.00%, 04/01/24	1,570	1,806,442

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28 (Call 12/01/24)	$2,000	$2,294,560
5.00%, 06/01/32 (Call 06/01/26)	2,525	2,907,108
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	1,000	1,156,800
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,153,670
Northeast Ohio Regional Sewer District RB, 4.00%, 11/15/49 (Call 11/15/24)	8,560	8,724,438
Ohio State University (The) RB
Series A, 4.00%, 06/01/43 (Call 06/01/23)	1,000	1,024,250
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,214,884
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,201,380
Ohio Turnpike & Infrastructure Commission RB
0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,095,601
4.00%, 02/15/46 (Call 02/15/28)	6,795	7,010,877
5.00%, 02/15/48 (Call 02/15/23)	6,500	7,070,895
5.25%, 02/15/33 (Call 02/15/23)	1,000	1,111,870
Series A, 5.00%, 02/15/31 (PR 02/15/20)	1,500	1,570,980
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,323,260
Series A-2, 0.00%, 02/15/37(a)	6,880	3,356,133
Series A-2, 0.00%, 02/15/40(a)	2,500	1,067,025
Series A-2, 0.00%, 02/15/41(a)	7,095	2,903,984
Ohio University RB, Series A, 5.00%, 12/01/44 (Call 06/01/27)	2,000	2,256,200
Ohio Water Development Authority RB, 5.00%, 06/01/28 (Call 03/01/28)	2,000	2,406,920
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/23	9,590	10,967,699
Series A, 5.00%, 12/01/21 (PR 12/01/19)	1,000	1,040,640
State of Ohio GO
Series A, 5.00%, 09/15/22	2,055	2,292,414
Series A, 5.00%, 12/15/23	2,500	2,856,300
Series A, 5.00%, 09/15/24	2,500	2,890,075
Series A, 5.00%, 09/01/25	2,800	3,281,572
Series B, 5.00%, 09/15/26	4,500	5,335,200
Series C, 5.00%, 09/15/21	2,000	2,182,200
Series C, 5.00%, 08/01/25	2,625	3,073,271
Series U, 5.00%, 05/01/27	2,000	2,388,640
State of Ohio RB, Series 1, 5.00%, 12/15/29
(Call 06/15/26)	1,000	1,160,340

		95,449,090

Oklahoma — 0.3%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,600	3,070,548
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	6,283,810
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,235,060
Series A, 5.25%, 06/01/40 (PR 06/01/20)	500	530,275
Oklahoma Municipal Power Authority RB, Series A, 4.00%, 01/01/47 (Call 01/01/23)	2,025	2,046,546
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	2,062,720
Series A, 5.00%, 01/01/19	1,000	1,010,950
Series A, 5.00%, 01/01/20	3,500	3,650,780
Series A, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,072,670
Series A, 5.00%, 01/01/42 (Call 01/01/26)	2,000	2,241,560
Series B, 5.00%, 01/01/29 (PR 01/01/21)	500	536,690
Series C, 5.00%, 01/01/47 (Call 01/01/27)	1,955	2,210,245
Series D, 5.00%, 01/01/25	2,250	2,614,117

Security	Par (000)	Value

Oklahoma (continued)
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	$2,000	$2,058,920

		31,624,891

Oregon — 0.7%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,500	1,626,840
Series A, 5.00%, 03/01/35 (Call 03/01/20)	1,000	1,043,040
Series B, 5.00%, 06/15/22	2,000	2,222,600
Clackamas County School District No. 12 North Clackamas GO, Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,703,184
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/20 (GTD)	1,840	1,946,168
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	2,060,920
Oregon State Lottery RB
Series A, 5.25%, 04/01/26 (PR 04/01/19)	3,475	3,547,732
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	11,432,048
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,298,660
Salem-Keizer School District No. 24J GO
5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,460,437
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	5,827,950
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,162,830
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,160,990
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/28 (Call 11/15/24)	2,500	2,876,650
Series A, 5.00%, 11/15/29 (Call 11/15/24)	1,000	1,146,930
Series A, 5.00%, 11/15/31 (Call 11/15/24)	1,500	1,712,055
Series A, 5.00%, 11/15/33 (PR 05/15/19)	1,070	1,095,145
State of Oregon GO
Series A, 5.00%, 05/01/42 (Call 05/01/27)	5,000	5,736,600
Series L, 5.00%, 08/01/42 (Call 08/01/27)	10,790	12,419,722
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	2,891,600
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	2,883,225
Washington County School District No. 1 West Union GO,
5.00%, 06/15/38 (Call 06/15/27) (GTD)	2,250	2,583,675

		70,839,001

Pennsylvania — 3.2%
City of Philadelphia PA Airport Revenue RB
Series A, 5.00%, 06/15/40 (Call 06/15/20)	500	523,100
Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,122,640
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26.	1,500	1,717,650
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 07/01/45 (Call 07/01/24)	2,000	2,196,460
Series A, 5.00%, 10/01/47 (Call 10/01/27)	2,000	2,247,960
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,115,710
Series C, 5.00%, 08/01/40 (Call 08/01/20) (AGM)	1,000	1,050,040
Commonwealth of Pennsylvania GO
4.00%, 03/15/34 (Call 03/15/25)	2,000	2,067,340
5.00%, 03/15/20	3,000	3,144,000
5.00%, 03/15/31 (Call 03/15/25)	8,400	9,399,768
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,162,810
First Series, 4.00%, 04/01/32 (Call 04/01/23)	7,500	7,730,625
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,035,440
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	8,284,053
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,066,630
First Series, 5.00%, 07/01/19	1,000	1,026,720
First Series, 5.00%, 06/01/20	1,000	1,054,160

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 03/15/21	$2,000	$2,148,200
First Series, 5.00%, 07/01/22	1,000	1,102,460
First Series, 5.00%, 08/15/22	2,500	2,763,050
First Series, 5.00%, 11/15/22 (PR 11/15/21)	2,600	2,851,992
First Series, 5.00%, 01/01/23	2,500	2,778,300
First Series, 5.00%, 03/15/23	2,000	2,230,920
First Series, 5.00%, 04/01/23	1,000	1,116,530
First Series, 5.00%, 08/15/23	2,930	3,291,855
First Series, 5.00%, 01/01/24	1,500	1,691,325
First Series, 5.00%, 06/15/24	2,000	2,270,820
First Series, 5.00%, 08/15/24	2,000	2,275,760
First Series, 5.00%, 09/15/24	4,000	4,556,320
First Series, 5.00%, 11/15/24 (PR 11/15/21)	2,000	2,193,840
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,647,550
First Series, 5.00%, 08/15/25	3,000	3,448,560
First Series, 5.00%, 01/01/26	2,000	2,296,520
First Series, 5.00%, 03/15/26 (Call 03/15/25)	1,565	1,775,086
First Series, 5.00%, 09/15/26	2,340	2,707,801
First Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,112,630
First Series, 5.00%, 01/01/27	2,000	2,310,100
First Series, 5.00%, 06/01/27 (PR 06/01/22)	2,000	2,220,400
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	13,803,120
First Series, 5.00%, 11/15/29 (PR 11/15/21)	2,000	2,193,840
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	4,567,640
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,288,450
Second Series, 5.00%, 05/01/19	780	796,793
Second Series, 5.00%, 07/01/19	1,475	1,514,412
Second Series, 5.00%, 05/01/20	755	794,086
Second Series, 5.00%, 07/01/20	1,255	1,325,945
Second Series, 5.00%, 05/01/21 (PR 05/01/20)	1,500	1,580,685
Second Series, 5.00%, 07/01/21	500	540,520
Second Series, 5.00%, 09/15/21	3,500	3,801,595
Second Series, 5.00%, 01/15/22	2,300	2,512,175
Second Series, 5.00%, 10/15/23	1,200	1,351,668
Second Series, 5.00%, 01/15/25	1,365	1,557,602
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	4,000	4,600,800
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	1,900	2,106,321
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,107,580
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,763,925
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,116,100
Series T, 5.00%, 07/01/21	1,000	1,081,040
Series T, 5.00%, 07/01/22	1,700	1,874,182
County of Allegheny PA GO, Series C76, 5.00%, 11/01/41
(Call 11/01/26)	1,500	1,683,240
County of Chester PA GO
5.00%, 07/15/28 (Call 07/15/19)	295	303,281
5.00%, 07/15/28 (PR 07/15/19)	1,115	1,146,588
Delaware River Joint Toll Bridge Commission RB, 5.00%,
07/01/47 (Call 07/01/27)	3,000	3,407,130
Delaware River Port Authority RB
5.00%, 01/01/33 (Call 01/01/24)	2,000	2,224,460
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,671,590
Series D, 5.00%, 01/01/35 (Call 01/01/20)	3,875	4,020,157
Series D, 5.00%, 01/01/40 (Call 01/01/20) (AGM)	500	519,530
Delaware Valley Regional Finance Authority RB, Series A,
5.50%, 08/01/28 (AMBAC)	610	731,146
Pennsylvania Economic Development Financing
Authority RB
5.00%, 01/01/21 (Call 01/01/19)	5,185	5,241,257
Series B, 5.00%, 07/01/21 (Call 09/21/18)	180	181,424

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45 (Call 03/01/25)	$3,525	$3,861,673
Series A, 5.00%, 05/01/31 (Call 05/01/21)	40	42,468
Series A, 5.00%, 05/01/31 (PR 05/01/21)	660	713,618
Pennsylvania State University RB, Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	5,307,138
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37 (Call 12/01/26)(a)	2,000	1,857,660
0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	1,911,600
5.00%, 06/01/20	2,000	2,107,960
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,335,340
5.00%, 12/01/38 (PR 12/01/19)	2,500	2,601,600
5.50%, 12/01/34 (PR 12/01/20)	500	540,290
6.00%, 12/01/36 (PR 12/01/20)	1,500	1,638,975
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	3,500	3,884,930
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,835	2,062,558
Series A, 5.00%, 12/01/37 (Call 12/01/22)	1,120	1,214,058
Series A, 5.00%, 12/01/42 (Call 12/01/21)	825	883,699
Series A, 5.00%, 12/01/42 (PR 12/01/21)	175	191,900
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	7,131,900
Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,130,850
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,000	1,142,790
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,641,765
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	7,735,700
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	2,791,625
Series A-1, 5.00%, 12/01/43 (Call 12/01/22)	1,040	1,119,165
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	15,635	17,245,561
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	4,494,040
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	4,000	4,464,920
Series B, 5.00%, 12/01/24 (Call 12/01/19)	500	519,190
Series B, 5.00%, 06/01/29 (PR 06/01/19)	2,000	2,049,100
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,217,240
Series B, 5.00%, 12/01/45 (Call 12/01/25)	4,500	4,928,620
Series B, 5.25%, 06/01/24 (PR 06/01/19)	575	590,381
Series B, 5.25%, 06/01/39 (PR 06/01/19)	2,780	2,853,336
Series B, 5.75%, 06/01/39 (PR 06/01/19)	5,250	5,409,652
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,186,260
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	2,834,450
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	2,790,075
Series C, 5.00%, 12/01/39 (Call 12/01/24)	1,500	1,653,315
Series C, 5.00%, 12/01/43 (Call 12/01/23)	6,000	6,550,080
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,294,180
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,100	2,187,213
Series D, 5.50%, 12/01/41 (PR 12/01/19)	10,000	10,461,100
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	867,244
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,552,142
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,670,835
State Public School Building Authority RB
5.00%, 06/01/31 (Call 12/01/26) (AGM)	2,000	2,241,900
5.50%, 06/01/28 (AGM)	470	555,498
Westmoreland County Municipal Authority RB, 5.00%, 08/15/37 (PR 08/15/23)	1,000	1,134,500

		321,743,501

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,000	2,249,700
Series A, 5.25%, 06/15/19 (ETM) (AGC)	1,200	1,233,780
Series B, 5.00%, 06/15/26	2,500	2,910,375
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,851,900

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Health & Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	$2,000	$2,391,400

		11,637,155

South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/26 (Call 12/01/23)	4,750	5,369,400
5.00%, 12/01/30 (Call 12/01/23)	2,000	2,248,200
City of Columbia SC Waterworks & Sewer System Revenue RB, Series A, 5.00%, 02/01/41 (PR 02/01/21)	500	537,985
Greenville County School District RB, 4.63%, 12/01/20 (AGC)	1,000	1,061,240
Piedmont Municipal Power Agency RB, Series A-2, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,062,080
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,206,020
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,262,320
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,482,431
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,108,880
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	6,903,910
Series A, 5.50%, 01/01/38 (PR 01/01/19)	2,600	2,632,968
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,353,880
Series B, 5.00%, 12/01/38 (Call 12/01/23)	3,020	3,194,918
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,159,480
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	6,085,683
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,475,445
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,200,112
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,529,010
Series C, 5.00%, 12/01/36 (Call 12/01/21)	1,500	1,560,315
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,593,915
Series E, 5.00%, 01/01/40 (PR 01/01/20)	1,950	2,030,594
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,674,675
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,342,720
South Carolina Transportation Infrastructure Bank RB
Series A, 4.00%, 10/01/33 (Call 10/01/21)	1,000	1,034,480
Series A, 5.00%, 10/01/24	1,000	1,149,130
Series A, 5.25%, 10/01/40 (PR 10/01/19)	500	518,500
Series B, 3.38%, 10/01/32 (Call 10/01/22)	1,000	991,680
Series B, 3.63%, 10/01/33 (Call 10/01/22)	715	716,194
State of South Carolina GO
Series A, 4.00%, 04/01/22 (Call 04/01/20)	1,000	1,033,780
Series A, 5.00%, 06/01/19	5,400	5,533,002

		76,052,947

Tennessee — 0.5%
City of Memphis TN GO
Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,000	2,317,020
Series D, 5.00%, 07/01/21 (Call 07/01/20)	1,250	1,322,750
Series D, 5.00%, 07/01/22 (Call 07/01/20)	2,775	2,934,452
County of Shelby TN GO
Series A, 5.00%, 03/01/23	7,000	7,897,260
Series A, 5.00%, 03/01/24	1,000	1,147,930
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/36 (Call 05/15/21)	1,025	1,100,768
Metropolitan Government of Nashville & Davidson County
TN GO
5.00%, 07/01/19	750	770,670
5.00%, 07/01/20	2,000	2,117,880
5.00%, 07/01/21	5,000	5,435,350
5.00%, 07/01/22	6,725	7,479,410

Security	Par (000)	Value

Tennessee (continued)
5.00%, 07/01/23 (Call 07/01/22)	$810	$900,550
5.00%, 07/01/23 (PR 07/01/22)	190	210,870
Metropolitan Government of Nashville & Davidson County TN Water &Sewer Revenue RB, Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,480,017
State of Tennessee GO
Series A, 5.00%, 08/01/19	4,725	4,868,356
Series A, 5.00%, 08/01/21	1,000	1,090,180
Series A, 5.00%, 08/01/22	3,500	3,905,090
Tennessee State School Bond Authority RB
5.00%, 11/01/40 (Call 11/01/25) (ST)	2,000	2,265,420
5.00%, 11/01/42 (Call 11/01/27) (ST)	3,000	3,466,740
5.00%, 11/01/43 (Call 11/01/22) (ST)	2,595	2,858,081

		53,568,794

Texas — 8.5%
Aldine Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	2,050,640
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,522,720
Alvin Independent School District/TX GO, Series B, 3.00%, 02/15/33 (Put 08/14/19) (PSF)(b)(c)	2,000	2,023,040
Austin Community College District GOL
4.00%, 08/01/40 (Call 08/01/25)	1,500	1,544,685
4.00%, 08/01/48 (Call 08/01/27)	1,000	1,024,080
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40 (Call 01/01/26)	1,000	1,096,100
5.00%, 01/01/42 (Call 01/01/23)	1,560	1,658,186
5.00%, 01/01/46 (Call 01/01/26)	5,925	6,462,457
6.00%, 01/01/41 (PR 01/01/21)	1,000	1,091,240
Series A, 5.00%, 01/01/40 (Call 07/01/25)	1,000	1,092,190
Series A, 5.00%, 01/01/43 (Call 01/01/23)	2,500	2,673,950
Series A, 5.00%, 01/01/45 (Call 07/01/25)	2,500	2,719,375
Series B, 5.00%, 01/01/45 (Put 07/01/20)(b)(c)	500	524,215
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)(a)	385	360,348
0.00%, 08/15/21 (ETM)(a)	115	108,139
Series A, 5.00%, 08/15/41 (Call 08/15/22)	6,920	7,428,482
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	446,530
Series B, 5.00%, 08/15/37 (Call 08/15/24)	1,500	1,649,340
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,175,380
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,627,320
Series C, 5.00%, 08/15/37 (Call 08/15/24)	4,520	4,883,453
Series C, 5.00%, 08/15/42 (Call 08/15/24)	9,900	10,652,004
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40 (Call 11/15/22)	1,000	1,095,170
Series A, 5.00%, 11/15/45 (Call 11/15/25)	2,000	2,233,700
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37 (Call 11/15/22)	1,000	1,099,350
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,673,360
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,079,460
5.00%, 11/15/42 (Call 11/15/27)	1,000	1,141,500
5.00%, 11/15/45 (Call 11/15/26)	1,000	1,134,200
Series A, 5.00%, 11/15/39 (PR 11/15/19)	1,000	1,039,320
City of Brownsville TX Utilities System Revenue RB, 5.00%, 09/01/31 (Call 10/01/18) (AMBAC)	5	5,011
City of Corpus Christi TX Utility System Revenue RB, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,205,860
City of Dallas TX GOL
5.00%, 02/15/23	1,620	1,814,692
5.00%, 02/15/24	1,800	2,047,338
5.00%, 02/15/26 (Call 02/15/24)	2,000	2,251,920

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 02/15/27 (Call 02/15/24)	$1,500	$1,684,065
Series A, 5.00%, 02/15/20	605	632,739
Series A, 5.00%, 02/15/20 (ETM)	5	5,229
City of Dallas TX Waterworks &Sewer System Revenue RB
5.00%, 10/01/39 (Call 10/01/20)	700	740,796
5.00%, 10/01/39	150	159,750
5.00%, 10/01/40 (Call 10/01/21)	1,500	1,618,515
Series A, 5.00%, 10/01/24	1,000	1,154,020
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,627,542
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	4,173,913
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	5,666,100
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/26 (Call 07/01/21)	2,750	2,968,130
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,471,750
Series B, 5.00%, 07/01/31 (Call 07/01/22)	1,500	1,637,550
Series B, 5.00%, 07/01/32 (Call 07/01/22)	1,000	1,090,560
City of Houston TX Combined Utility System Revenue RB
6.00%, 11/15/36 (Call 05/15/19) (AGC)	55	56,652
6.00%, 11/15/36 (PR 05/15/19) (AGC)	945	973,038
Series A, 5.25%, 11/15/28 (Call 11/15/20)	2,035	2,183,514
Series A, 5.25%, 11/15/31 (Call 11/15/20)	1,000	1,072,980
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,073,520
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,589,720
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,555,720
Series B, 5.00%, 11/15/43 (Call 11/15/23)	1,000	1,110,230
Series C, 5.00%, 11/15/18	750	754,980
Series C, 5.00%, 05/15/20	2,525	2,659,179
Series C, 5.00%, 05/15/22	2,500	2,763,850
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,411,030
Series C, 5.00%, 05/15/28 (Call 05/15/24)	1,300	1,472,926
Series D, 5.00%, 11/15/21	890	973,651
Series D, 5.00%, 11/15/33 (Call 11/15/21)	1,000	1,083,950
Series D, 5.00%, 11/15/36 (Call 11/15/21)	2,650	2,866,505
Series D, 5.00%, 11/15/43 (Call 11/15/28)	2,500	2,865,275
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,235,280
City of Houston TX GOL
Series 2009A, 5.00%, 03/01/27 (Call 03/01/19)	105	106,633
Series A, 5.00%, 03/01/19	1,030	1,047,139
Series A, 5.00%, 03/01/20	1,000	1,046,950
Series A, 5.00%, 03/01/24	2,000	2,276,960
Series A, 5.00%, 03/01/25	2,350	2,709,009
Series A, 5.00%, 03/01/26 (Call 03/01/24)	1,540	1,738,845
Series A, 5.00%, 03/01/27 (PR 03/01/19)	895	909,535
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	1,987,827
City of San Antonio Texas Electric & Gas Systems Revenue RB
3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,000	1,021,110
5.00%, 02/01/19	2,300	2,332,384
5.00%, 02/01/21	2,500	2,686,250
5.00%, 02/01/22	5,400	5,938,164
5.00%, 02/01/23	1,040	1,168,128
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,800,002
5.00%, 02/01/47 (Call 08/01/27)	7,905	8,993,281
5.00%, 02/01/48 (Call 02/01/23)	7,500	8,163,000
5.25%, 02/01/24	2,620	3,029,454
5.25%, 02/01/25	1,370	1,611,189
Series D, 5.00%, 02/01/19	600	608,496
City of San Antonio Texas GOL, 5.00%, 02/01/19	1,765	1,788,916

Security	Par (000)	Value

Texas (continued)
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	$2,035	$2,103,681
5.00%, 06/15/38 (Call 06/15/24)	7,670	8,581,426
Series A, 5.00%, 06/15/41 (Call 06/15/26)	3,000	3,395,550
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,410	1,571,107
Series A, 5.00%, 10/01/25	1,000	1,172,440
Series C, 5.25%, 08/15/19 (AGM)	1,500	1,550,520
County of Harris TX RB
5.00%, 08/15/38 (Call 08/15/19)	435	447,228
5.00%, 08/15/38 (PR 08/15/19)	565	581,905
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,302,200
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	3,947,051
Series C, 5.00%, 08/15/24 (PR 08/15/19)	500	515,435
Series C, 5.00%, 08/15/30 (Call 08/15/22)	3,000	3,301,350
Series C, 5.00%, 08/15/49 (Call 08/15/19)	1,000	1,027,350
County of Hays TX GOL, 4.00%, 02/15/42 (Call 02/15/27)	2,000	2,065,140
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/26 (PSF)	4,775	5,609,574
Series B-3, 4.00%, 02/15/40 (Put 08/15/18) (PSF)(b)(c)	1,000	1,020,310
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,124,540
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	5,000	5,530,550
Dallas Area Rapid Transit RB
5.00%, 12/01/33 (PR 12/01/18)	250	252,065
5.25%, 12/01/29 (AMBAC)	1,050	1,299,963
5.25%, 12/01/43 (PR 12/01/18)	1,000	1,008,850
5.25%, 12/01/48 (PR 12/01/18)	1,170	1,180,355
Series A, 5.00%, 12/01/25 (Call 12/01/24)	3,015	3,483,591
Series A, 5.00%, 12/01/46 (Call 12/01/25)	6,630	7,450,065
Dallas Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,061,800
5.00%, 08/15/28 (Call 08/15/22) (PSF)	1,000	1,106,420
5.00%, 08/15/29 (Call 08/15/22) (PSF)	500	552,610
Dallas/Fort Worth International Airport RB
Series A, 5.00%, 11/01/42 (Call 11/01/20)	1,000	1,057,300
Series A, 5.00%, 11/01/45 (Call 11/01/20)	500	528,325
Series A, 5.25%, 11/01/38 (Call 11/01/20)	500	533,885
Series B, 5.00%, 11/01/32 (Call 11/01/20)	1,000	1,060,120
Series B, 5.00%, 11/01/38 (Call 11/01/22)	1,000	1,091,860
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,633,470
Series C, 5.00%, 11/01/45 (Call 11/01/21)	2,000	2,141,320
Series D, 5.00%, 11/01/33 (Call 11/01/23)	1,000	1,108,440
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,129,630
Series F, 5.13%, 11/01/25 (Call 11/01/23)	1,000	1,135,010
Series G, 5.00%, 11/01/33 (Call 11/01/20)	2,000	2,119,380
Denton Independent School District GO
4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,540,905
5.00%, 08/15/48 (Call 08/15/27) (PSF)	2,000	2,273,060
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	2,000	2,241,060
Fort Bend Grand Parkway Toll Road Authority RB, 5.00%, 03/01/37 (Call 03/01/22)	1,000	1,077,820
Fort Worth Independent School District GO
5.00%, 02/15/19 (PSF)	12,500	12,688,375
5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	4,015,550
Grand Parkway Transportation Corp. RB
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,460,860
Series A, 5.00%, 10/01/38 (Call 04/01/28)	2,000	2,294,760
Series A, 5.00%, 10/01/43 (Call 04/01/28)	7,000	7,994,420
Series A, 5.00%, 10/01/48 (Call 04/01/28)	6,500	7,394,790
Series A, 5.50%, 04/01/53 (Call 10/01/23)	1,500	1,669,965

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	$2,000	$1,889,580
Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	1,000	1,124,980
Series B, 5.00%, 04/01/53 (Call 10/01/23)	6,000	6,548,820
Harris County Flood Control District GOL
5.00%, 10/01/26 (Call 10/01/24)	1,025	1,179,734
Series A, 5.25%, 10/01/21	1,115	1,225,586
Series A, 5.25%, 10/01/21 (ETM)	285	312,374
Harris County Flood Control District RB
Series A, 5.00%, 10/01/34 (PR 10/01/20) (GTD)	1,520	1,618,800
Series A, 5.00%, 10/01/39 (PR 10/01/20) (GTD)	1,000	1,065,000
Harris County Toll Road Authority (The) RB
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,342,980
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,503,670
Series A, 5.00%, 08/15/43 (Call 02/15/28)	2,000	2,282,640
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	432,563
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	454,500
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,560,219
Houston Community College System GOL
4.00%, 02/15/43 (Call 02/15/23)	5,000	5,087,550
5.00%, 02/15/33 (Call 02/15/23)	2,000	2,206,400
5.00%, 02/15/36 (Call 02/15/20)	500	521,540
Houston Independent School District GOL
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,179,240
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,621,588
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,767,150
Katy Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	13,650	14,028,514
Series A, 5.00%, 02/15/45 (Call 02/15/25) (PSF)	1,500	1,664,370
Lamar Consolidated Independent School District GO, 4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	3,075,960
Leander Independent School District GO
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,677,810
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	3,590	1,709,235
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	202,077
Lewisville Independent School District GO
Series A, 5.00%, 08/15/20 (PSF)	1,135	1,205,427
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	7,050,819
Lower Colorado River Authority RB
5.00%, 05/15/40 (Call 05/15/20)	1,500	1,566,105
5.00%, 05/15/40 (Call 05/15/25)	5,760	6,336,346
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,132,920
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,433,328
Series A, 5.00%, 05/15/35 (Call 05/15/20)	2,000	2,091,220
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/36 (Call 11/01/21)	1,000	1,082,330
Series A, 5.00%, 11/01/41 (Call 11/01/21)	1,000	1,080,110
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	668,763
North East Independent School District/TX GO, 5.25%,
02/01/27 (PSF)	530	637,638
North Texas Municipal Water District Water System
Revenue RB, 5.00%, 09/01/38 (PR 09/01/18)	1,700	1,700,000
North Texas Tollway Authority RB
0.00%, 01/01/33 (AGC)(a)	3,450	2,093,046
0.00%, 01/01/37 (AGC)(a)	3,250	1,663,155
0.00%, 09/01/43 (PR 09/01/31)(a)	500	545,330
6.00%, 01/01/34 (PR 01/01/21)	1,000	1,094,830
6.00%, 01/01/38 (PR 01/01/19) (AGC-ICC)	500	506,975
6.00%, 01/01/43 (PR 01/01/21)	250	273,708

Security	Par (000)	Value

Texas (continued)
Series A, 4.00%, 01/01/37 (Call 01/01/27)	$500	$516,435
Series A, 4.00%, 01/01/43 (Call 01/01/28)	3,615	3,679,708
Series A, 5.00%, 01/01/20	2,120	2,209,337
Series A, 5.00%, 01/01/22	3,300	3,615,480
Series A, 5.00%, 01/01/23	6,375	7,126,485
Series A, 5.00%, 01/01/24 (Call 01/01/23)	500	556,750
Series A, 5.00%, 01/01/25 (Call 01/01/24)	1,000	1,130,210
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,235	2,476,022
Series A, 5.00%, 01/01/26 (Call 01/01/24)	3,000	3,382,650
Series A, 5.00%, 01/01/27 (Call 01/01/24)	5,000	5,619,150
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	9,598,755
Series A, 5.00%, 01/01/32 (Call 01/01/25)	7,000	7,839,020
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,231,160
Series A, 5.00%, 01/01/34	2,425	2,914,316
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,138,390
Series A, 5.00%, 01/01/35	1,000	1,206,110
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,129,780
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,087,240
Series A, 5.00%, 01/01/38 (Call 01/01/25)	3,455	3,812,420
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,784,650
Series A, 5.00%, 01/01/39 (Call 01/01/28)	3,500	3,973,970
Series A, 5.00%, 01/01/43 (Call 01/01/28)	4,050	4,584,559
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	6,868,722
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,520	2,782,382
Series A, 6.00%, 01/01/28 (Call 01/01/19)	190	192,470
Series A, 6.00%, 01/01/28 (PR 01/01/19)	820	831,308
Series A, 6.25%, 01/01/39 (Call 01/01/19)	190	192,590
Series A, 6.25%, 01/01/39 (PR 01/01/19)	810	821,818
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	694,640
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	683,225
Series B, 5.00%, 01/01/24 (Call 01/01/23)	500	555,660
Series B, 5.00%, 01/01/26 (Call 01/01/23)	150	165,981
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	170,297
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,218,180
Series B, 5.00%, 01/01/31 (Call 01/01/26)	200	226,392
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	5,316,437
Series B, 5.00%, 01/01/38 (Call 01/01/21)	1,000	1,056,490
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	8,141,550
Series B, 5.00%, 01/01/42 (Call 01/01/22)	6,850	7,322,376
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	1,944,688
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	1,936,690
Series C, 0.00%, 09/01/45 (PR 09/01/31)(a)	500	597,010
Series C, 1.95%, 01/01/38 (Put 01/01/19)(b)(c)	1,000	1,000,560
Series C, 5.25%, 01/01/44 (Call 01/01/19)	2,300	2,322,977
Series C, 6.00%, 01/01/25 (Call 01/01/19)	185	187,424
Series C, 6.00%, 01/01/25 (PR 01/01/19)	815	826,369
Series D, 0.00%, 01/01/31 (AGC)(a)	965	637,720
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	1,688,844
Series D, 5.00%, 09/01/24 (PR 09/01/21)	700	762,762
Series D, 5.00%, 09/01/30 (PR 09/01/21)	1,175	1,280,351
Series D, 5.00%, 09/01/32 (PR 09/01/21)	4,770	5,190,428
Series K-1, 5.75%, 01/01/38 (PR 01/01/19) (AGC)	500	506,575
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,291,738
Permanent University Fund - University of Texas System RB
5.00%, 07/01/41 (Call 07/01/23)	2,000	2,219,980
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,155,160

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Plano Independent School District GO
Series B, 5.00%, 02/15/20 (PSF)	$3,000	$3,141,090
Series B, 5.00%, 02/15/21 (PSF)	2,000	2,151,360
Richardson Independent School District GO, 5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	7,813,921
Round Rock Independent School District GO, 5.00%, 08/01/33 (Call 10/01/18)	500	501,145
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	2,500	2,851,775
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32 (Call 09/15/22)	1,500	1,555,920
4.00%, 09/15/42 (Call 09/15/22)	6,600	6,710,484
San Antonio Water System RB
5.00%, 05/15/27 (Call 05/15/22)	1,000	1,097,680
Series A, 5.00%, 05/15/43 (Call 05/15/28)	2,500	2,870,175
Series A, 5.00%, 05/15/48 (Call 05/15/28)	7,650	8,741,578
Series B, 2.00%, 05/01/44 (Put 01/01/22)(b)(c)	1,200	1,185,792
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,404,659
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,220	1,376,197
State of Texas GO
4.00%, 10/01/33 (Call 04/01/24)	1,200	1,257,996
5.00%, 04/01/19	7,000	7,134,960
5.00%, 04/01/20	5,830	6,126,222
5.00%, 04/01/22	5,145	5,680,131
5.00%, 10/01/22	1,000	1,115,920
5.00%, 10/01/24 (Call 04/01/24)	2,600	2,987,140
5.00%, 04/01/27 (Call 04/01/24)	2,000	2,270,780
5.00%, 10/01/27 (Call 04/01/24)	4,000	4,537,120
5.00%, 04/01/28 (Call 04/01/24)	2,000	2,265,200
5.00%, 10/01/33 (Call 10/01/27)	9,800	11,448,164
5.00%, 04/01/35 (Call 04/01/24)	1,660	1,859,914
5.00%, 04/01/36 (Call 04/01/22)	1,500	1,637,565
5.00%, 04/01/36 (Call 04/01/24)	1,000	1,119,330
5.00%, 10/01/36 (Call 10/01/25)	1,995	2,267,936
5.00%, 04/01/42 (Call 04/01/22)	3,000	3,264,360
5.00%, 04/01/44 (Call 04/01/26)	2,045	2,306,883
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,128,520
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,070,860
Series A, 5.00%, 10/01/18	2,155	2,160,301
Series A, 5.00%, 10/01/21	1,200	1,310,484
Series A, 5.00%, 10/01/22	1,000	1,115,920
Series A, 5.00%, 10/01/23	1,000	1,137,280
Series A, 5.00%, 10/01/24	5,610	6,484,375
Series A, 5.00%, 10/01/26 (Call 10/01/24)	1,000	1,149,130
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,718,250
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,359,100
Series A, 5.00%, 10/01/44 (Call 10/01/24)	13,650	15,315,982
Series B, 5.00%, 10/01/32 (Call 10/01/27)	2,500	2,931,350
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	2,062,760
Tarrant Regional Water District RB, 5.00%, 03/01/37 (Call 03/01/22)	3,000	3,254,310
Texas A&M University RB, Series E, 5.00%, 05/15/25	500	583,980
Texas State University System RB
Series A, 5.00%, 03/15/21	1,000	1,077,440
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,550	7,706,992
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,204,190
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18	9,825	9,842,292
5.00%, 10/01/19	3,000	3,106,350
5.00%, 04/01/20	4,000	4,204,520

Security	Par (000)	Value

Texas (continued)
5.00%, 10/01/20	$500	$532,500
5.00%, 10/01/21	6,300	6,878,088
5.00%, 10/01/26	2,905	3,442,193
Series A, 5.00%, 10/01/19	1,500	1,553,175
Series A, 5.00%, 10/01/21	1,500	1,637,640
Series A, 5.00%, 04/01/22	4,550	5,023,245
Series A, 5.00%, 04/01/23	5,020	5,656,084
Series A, 5.00%, 10/01/24	4,525	5,221,940
Texas Water Development Board RB
4.00%, 08/01/19	100	102,139
Series A, 4.00%, 10/15/32 (Call 10/15/27)	1,450	1,546,918
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,120,660
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,157,350
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,057,090
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,148,950
Series A, 4.00%, 10/15/38 (Call 04/15/28)	4,260	4,450,166
Series A, 4.00%, 10/15/45 (Call 10/15/25)	2,000	2,057,340
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	3,873,620
Series A, 5.00%, 04/15/24	5,500	6,308,610
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,189,090
Series A, 5.00%, 10/15/31 (Call 10/15/25)	2,000	2,304,140
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,175,810
Series A, 5.00%, 10/15/40 (Call 10/15/25)	1,890	2,138,138
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,374,100
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,662,768
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,000	1,114,040
Series A, 5.00%, 08/15/23	10,000	11,370,200
Series B, 5.00%, 08/15/19	1,000	1,031,260
Series B, 5.00%, 08/15/21	2,445	2,663,950
Series B, 5.00%, 08/15/26	9,700	11,506,431
Series B, 5.00%, 08/15/43 (Call 08/15/22)	1,000	1,090,580
Series B, 5.38%, 08/15/23	1,500	1,731,840
Series C, 5.00%, 08/15/20	1,355	1,439,078
Series D, 5.00%, 08/15/21	600	653,730
Series D, 5.00%, 08/15/24	2,200	2,542,782
Series D, 5.00%, 08/15/25	3,910	4,583,967
Series E, 5.00%, 08/15/26	1,500	1,779,345
Series E, 5.00%, 08/15/27	3,805	4,569,881
Series F, 5.00%, 08/15/47	2,000	2,530,340
Series J, 5.00%, 08/15/25	1,600	1,875,792
Series J, 5.00%, 08/15/26	2,000	2,372,460
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	2,940	3,302,002

		851,586,603

Utah — 0.5%
Salt Lake City Corp. Airport Revenue RB, Series B, 5.00%, 07/01/47 (Call 07/01/27)	2,000	2,268,140
State of Utah GO
5.00%, 07/01/23	1,500	1,705,110
5.00%, 07/01/25 (Call 01/01/25)	2,000	2,326,220
5.00%, 07/01/26	5,140	6,103,904
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	5,000	5,433,900
Series A, 5.00%, 07/01/19	1,500	1,541,580
Series A, 5.00%, 07/01/20	4,380	4,639,778
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,040	1,130,251
Series A, 5.00%, 07/01/26 (PR 07/01/21)	1,830	1,988,808

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	$3,000	$3,407,970
Utah Transit Authority RB
5.00%, 06/15/42 (Call 06/15/22)	880	951,861
5.00%, 06/15/42 (PR 06/15/22)	600	666,780
Series A, 5.00%, 06/15/24	4,000	4,613,800
Series A, 5.00%, 06/15/25	3,520	4,122,835
Series A, 5.00%, 06/15/26 (Call 06/15/25)	3,440	4,003,300
Series A, 5.00%, 06/15/38 (Call 06/15/25)	5,500	6,216,650

		51,120,887

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,124,540

Virginia — 1.6%
Chesapeake Bay Bridge & Tunnel District RB, Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,390,870
City of Richmond VA Public Utility RB, Series A, 5.00%, 01/15/43 (Call 01/15/23)	2,000	2,201,840
City of Richmond VA RB
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,323,848
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,331,280
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,519,240
Series D, 5.00%, 06/01/19	1,000	1,025,080
County of Arlington VA GO, Series A, 5.00%, 08/01/22 (SAW)	1,075	1,197,701
County of Fairfax VA GO
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	8,785	9,663,324
Series B, 5.00%, 10/01/22 (SAW)	1,000	1,120,080
Series B, 5.00%, 04/01/23 (SAW)	7,315	8,279,483
County of Loudoun VA GO, Series B, 5.00%, 11/01/19	4,500	4,670,685
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/42 (Call 01/01/28)	10,510	12,143,149
University of Virginia RB
Series A, 5.00%, 04/01/39 (Call 04/01/27)	5,000	5,775,350
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,000	1,111,500
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	3,000	3,393,630
Series B, 5.00%, 08/01/21	1,100	1,198,538
Upper Occoquan Sewage Authority RB, Series A, 5.15%, 07/01/20 (NPFGC)	430	447,875
Virginia College Building Authority RB
Series 2012B, 5.00%, 09/01/20	2,570	2,733,606
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,175,380
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,462,606
Series C, 5.00%, 02/01/31 (Call 02/01/27)	2,830	3,307,223
Series E, 5.00%, 02/01/23	1,500	1,686,135
Series E, 5.00%, 02/01/25	2,500	2,907,925
Series E, 5.00%, 02/01/26	2,500	2,944,125
Series E, 5.00%, 02/01/29 (Call 02/01/28)	7,000	8,393,630
Series E, 5.00%, 02/01/30 (Call 02/01/28)	5,695	6,786,902
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,000	1,185,330
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29 (PR 05/15/21) (SAP)	1,000	1,057,590
4.00%, 05/15/37 (Call 05/15/22)	2,500	2,584,075
4.00%, 05/15/42 (Call 05/15/27)	8,920	9,312,748
5.00%, 09/15/23	1,000	1,138,710
5.00%, 09/15/24	3,000	3,471,750
5.00%, 03/15/26	2,500	2,952,750
5.00%, 05/15/27 (PR 05/15/21) (SAP)	500	541,885

Security	Par (000)	Value

Virginia (continued)
5.00%, 09/15/27	$1,000	$1,203,600
5.00%, 05/15/28 (PR 05/15/22)	1,000	1,109,310
5.00%, 05/15/33 (PR 05/15/21) (SAP)	2,275	2,465,577
5.00%, 05/15/34 (PR 05/15/21) (SAP)	3,000	3,251,310
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,058,340
Series A, 4.00%, 05/15/36 (Call 11/15/27)	3,220	3,397,390
Series A, 5.00%, 05/15/27	1,770	2,121,451
Series A, 5.00%, 05/15/28 (Call 11/15/27)	2,000	2,401,100
Series A, 5.00%, 05/15/32 (Call 11/15/27)	550	647,955
Series A, 5.00%, 05/15/33 (Call 11/15/27)	500	586,835
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/28 (Call 08/01/27)	2,980	3,560,921
Series B, 5.00%, 08/01/25	1,910	2,233,516
Series C, 4.00%, 08/01/26 (Call 08/01/24)	2,500	2,714,675
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	2,000	2,083,560
5.00%, 08/01/23 (Call 08/01/22) (SAW)	2,500	2,773,425
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,764,263
Series C, 5.00%, 08/01/19 (SAW)	770	792,938

		156,602,009

Washington — 2.9%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/31 (Call 11/01/25)	1,250	1,435,887
Series S-1, 5.00%, 11/01/36 (Call 11/01/25)	2,000	2,268,180
Series S-1, 5.00%, 11/01/45 (Call 11/01/25)	13,840	15,572,076
Series S-1-GREEN, 5.00%, 11/01/46	3,170	4,078,554
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,812,708
Series A, 5.25%, 02/01/36 (PR 02/01/21)	1,200	1,298,196
Series B, 5.00%, 02/01/21 (Call 02/01/20)	345	360,349
Series B, 5.00%, 02/01/21 (PR 02/01/20)	155	161,918
Series B, 5.00%, 02/01/22 (Call 02/01/20)	750	783,045
Series B, 5.00%, 02/01/22 (PR 02/01/20)	250	261,158
Series B, 5.00%, 02/01/24 (Call 02/01/20)	405	422,670
Series B, 5.00%, 02/01/24 (PR 02/01/20)	95	99,240
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	3,228,141
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	1,023,760
Series A, 5.00%, 01/01/38 (Call 07/01/23)	1,000	1,099,030
County of King WA Sewer Revenue RB
5.00%, 01/01/39 (PR 01/01/19)	8,205	8,294,599
5.00%, 07/01/40 (Call 01/01/25)	2,000	2,233,600
5.00%, 01/01/45 (PR 07/01/20)	1,000	1,056,485
5.00%, 01/01/50 (PR 07/01/20)	2,000	2,112,970
5.00%, 01/01/52 (Call 01/01/22)	4,000	4,298,240
5.13%, 01/01/41 (PR 01/01/21)	500	536,898
5.25%, 01/01/42 (PR 01/01/19)	1,000	1,011,720
Series B, 5.00%, 07/01/39 (Call 07/01/23)	3,000	3,314,190
Series B, 5.00%, 01/01/41 (PR 01/01/21)	1,330	1,426,539
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,381,990
Energy Northwest RB
4.00%, 07/01/38 (Call 07/01/25)	2,000	2,077,380
5.00%, 07/01/34 (Call 07/01/25)	2,000	2,268,800
5.00%, 07/01/38 (Call 07/01/25)	6,465	7,278,297
Series A, 5.00%, 07/01/19	11,065	11,368,956
Series A, 5.00%, 07/01/20	1,850	1,958,706
Series A, 5.00%, 07/01/21	2,000	2,171,260
Series A, 5.00%, 07/01/22	1,500	1,665,930
Series A, 5.00%, 07/01/22 (Call 07/01/21)	565	611,759
Series A, 5.00%, 07/01/23	1,000	1,132,800

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 07/01/23 (Call 07/01/21)	$2,100	$2,273,796
Series A, 5.00%, 07/01/24	2,000	2,304,400
Series A, 5.00%, 07/01/27 (Call 07/01/20)	9,400	9,931,382
Series A, 5.00%, 07/01/27 (Call 07/01/26)	1,000	1,176,590
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,101,690
Series A, 5.00%, 07/01/28 (Call 07/01/27)	2,005	2,385,589
Series C, 5.00%, 07/01/25	2,000	2,339,080
Series C, 5.00%, 07/01/27	2,000	2,393,580
Series C, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,138,130
Series C, 5.00%, 07/01/30 (Call 07/01/28)	3,000	3,583,140
FYI Properties RB, 5.50%, 06/01/39 (Call 06/01/19)	1,000	1,023,720
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (Call 12/01/25) (GTD)	2,000	2,272,380
Port of Seattle WA RB
Series A, 5.00%, 08/01/30 (Call 08/01/22)	1,500	1,643,955
Series A, 5.00%, 08/01/31 (Call 08/01/22)	2,910	3,183,569
Snohomish County Public Utility District No. 1 RB, 5.00%,
12/01/40 (Call 12/01/25)	1,000	1,120,240
Snohomish County School District No. 201 Snohomish GO, 5.25%, 12/01/27 (PR 12/01/18) (GTD)	500	504,425
State of Washington GO
5.00%, 07/01/25 (Call 07/01/24)	1,500	1,722,105
5.00%, 07/01/26 (Call 07/01/24)	1,050	1,202,397
5.00%, 07/01/31 (Call 01/01/25)	1,000	1,132,820
5.00%, 07/01/32 (Call 01/01/25)	2,000	2,260,680
5.00%, 08/01/32 (Call 08/01/25)	2,500	2,853,225
Series 2010-B, 5.00%, 08/01/34 (PR 08/01/19)	3,000	3,090,180
Series 2014-A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,667,685
Series 2017A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,529,991
Series A, 5.00%, 01/01/20	1,500	1,565,010
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	3,125,332
Series A, 5.00%, 08/01/35 (Call 08/01/21)	500	538,160
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,345,503
Series B, 5.00%, 07/01/28 (Call 01/01/26)	2,500	2,904,850
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,736,400
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,417,060
Series C, 5.00%, 02/01/39 (Call 02/01/28)	9,800	11,265,590
Series C, 5.00%, 02/01/41 (Call 02/01/28)	6,000	6,886,800
Series C, 5.00%, 06/01/41 (Call 06/01/21)	20,455	21,867,213
Series D, 5.00%, 02/01/34 (PR 02/01/22)	1,000	1,101,400
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	997,713
Series D, 5.00%, 02/01/41 (Call 02/01/27)	1,435	1,629,672
Series E, 5.00%, 02/01/31 (PR 02/01/19)	1,500	1,520,880
Series R, 5.00%, 07/01/19	1,500	1,541,205
Series R, 5.00%, 07/01/23	2,000	2,265,600
Series R-2011A, 5.00%, 01/01/21	1,000	1,072,670
Series R-2012C, 5.00%, 07/01/24 (Call 07/01/22)	3,750	4,150,237
Series R-2012C, 5.00%, 07/01/25 (Call 07/01/22)	1,000	1,104,400
Series R-2012C, 5.00%, 07/01/26 (Call 07/01/22)	1,500	1,652,535
Series R-2015, 5.00%, 07/01/19	1,500	1,541,205
Series R-2015, 5.00%, 07/01/21	1,625	1,764,620
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,717,050
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	3,000	3,422,790
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	1,000	1,130,340
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,717,050
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,398,460
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	2,850	3,212,634
Series R-2017A, 5.00%, 08/01/22	1,000	1,112,150
Series R-2017A, 5.00%, 08/01/30 (Call 08/01/26)	2,000	2,328,540
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,497,983

Security	Par (000)	Value

Washington (continued)
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	$5,000	$5,729,300
Series R-2018C, 5.00%, 08/01/28 (Call 08/01/27)	3,000	3,566,400
Series R-2018D, 5.00%, 08/01/25	9,500	11,115,760
Series R-2018D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,501,510
State of Washington RB
5.00%, 09/01/18	1,125	1,125,000
5.00%, 09/01/19	2,250	2,322,495
5.00%, 09/01/21	3,000	3,261,660
5.00%, 09/01/24 (Call 09/01/23)	2,000	2,242,120
Series C, 5.00%, 09/01/18	1,200	1,200,000
Series F, 5.00%, 09/01/20	1,000	1,062,240
University of Washington RB, Series A, 5.00%, 07/01/41
(Call 07/01/22)	1,000	1,091,320
Washington State Convention Center Public Facilities District RB, 5.00%, 07/01/48 (Call 07/01/28)	5,000	5,631,900
Washington State University RB, 5.00%, 04/01/40
(Call 04/01/25)	2,055	2,289,373

		287,610,910

West Virginia — 0.1%
State of West Virginia GO, Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,302,700
West Virginia Economic Development Authority RB, Series A, 5.00%, 06/15/40 (PR 06/15/20)	1,270	1,341,907
West Virginia University RB, Series B, 5.00%, 10/01/36 (Call 10/01/21)	1,000	1,075,620

		4,720,227

Wisconsin — 1.2%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/19	11,000	11,275,880
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	1,000	1,160,360
5.00%, 11/01/27 (Call 05/01/27)	2,500	2,985,800
5.00%, 11/01/31 (Call 05/01/27)	5,000	5,873,750
Series 1, 5.00%, 05/01/19	2,000	2,044,400
Series 1, 5.00%, 05/01/19 (AMBAC)	1,685	1,722,407
Series 1, 5.00%, 11/01/20	3,000	3,205,290
Series 1, 5.00%, 05/01/21	1,965	2,125,698
Series 1, 5.00%, 05/01/21 (ETM)	5	5,399
Series 1, 5.00%, 05/01/22	1,050	1,160,870
Series 1, 5.00%, 11/01/23	10,025	11,438,224
Series 1, 5.00%, 11/01/24	1,000	1,159,090
Series 2, 5.00%, 11/01/19	1,070	1,110,960
Series 2, 5.00%, 11/01/20	2,940	3,141,184
Series 2, 5.00%, 11/01/21	2,000	2,188,980
Series 2, 5.00%, 11/01/22	1,000	1,118,610
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	2,070	2,263,586
Series 2, 5.00%, 05/01/25 (Call 05/01/22)	1,025	1,129,427
Series 2, 5.00%, 05/01/25 (PR 05/01/22)	15	16,590
Series 2, 5.00%, 11/01/25	1,250	1,470,563
Series 2, 5.00%, 11/01/26	1,000	1,191,510
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	1,000	1,194,320
Series 3, 5.00%, 11/01/22	4,175	4,670,197
Series 3, 5.00%, 11/01/30 (Call 05/01/27)	3,000	3,536,910
Series 3, 5.00%, 11/01/31 (Call 05/01/27)	2,000	2,349,500
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	5,575	6,535,126
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	2,810	3,282,164
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	3,510	4,057,490
Series B, 5.00%, 05/01/22 (PR 05/01/21)	1,500	1,623,885
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,585,350

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
State of Wisconsin RB
Series A, 5.38%, 05/01/25 (Call 05/01/19) (SAP)	$1,855	$1,899,705
Series A, 5.38%, 05/01/25 (PR 05/01/19) (SAP)	195	199,803
Series A, 5.63%, 05/01/28 (Call 05/01/19) (SAP)	1,330	1,363,942
Series A, 5.63%, 05/01/28 (PR 05/01/19) (SAP)	140	143,675
Series A, 5.75%, 05/01/33 (PR 05/01/19) (SAP)	9,250	9,500,305
Series A, 6.00%, 05/01/36 (PR 05/01/19) (SAP)	5,015	5,158,880
Series A, 6.25%, 05/01/37 (PR 05/01/19) (SAP)	1,000	1,030,310
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	1,000	1,111,010
Series 1, 5.00%, 07/01/27	1,000	1,199,420
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,388,340
Series A, 5.00%, 07/01/20 (AGM)	2,000	2,116,760
Series I, 5.00%, 07/01/19 (NPFGC-FGIC)	1,095	1,124,904
Series I, 5.00%, 07/01/20 (NPFGC)	1,000	1,058,380
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,420,415

		122,339,369

Total Municipal Debt Obligations — 98.7%
(Cost: $9,803,866,201)		9,850,144,391

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 1.35%(d)(e)	38,556	$38,560,226

Total Short-Term Investments — 0.4% (Cost: $38,558,268)		38,560,226

Total Investments in Securities — 99.1% (Cost: $9,842,424,469)		9,888,704,617

Other Assets, Less Liabilities — 0.9%		84,976,341

Net Assets — 100.0%		$9,973,680,958

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	16,465	22,091	38,556	$38,560,226	$273,210	$3,929	$(1,393)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$9,850,144,391	$—	$9,850,144,391
Money Market Funds	38,560,226	—	—	38,560,226

	$38,560,226	$9,850,144,391	$—	$9,888,704,617

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited)	iShares® Short-Term National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$490	$490,000
5.00%, 09/01/19	500	515,660
5.00%, 09/01/20	500	530,515
Series A, 5.00%, 09/01/18	400	400,000
Alabama Public School & College Authority RB
Series A, 5.00%, 05/01/19	650	664,430
Series A, 5.00%, 05/01/29 (PR 05/01/19)	1,000	1,022,200
Series B, 5.00%, 01/01/19	4,000	4,044,320
Series B, 5.00%, 01/01/20	1,500	1,564,410
Series B, 5.00%, 01/01/21	1,500	1,610,070
Series B, 5.00%, 01/01/22	400	439,592
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/21)	7,625	8,269,770

		19,550,967

Arizona — 1.9%
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/20	890	941,798
Series A, 5.00%, 07/01/22	1,450	1,610,399
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/19	2,125	2,193,892
Series A, 5.00%, 09/01/20	500	531,120
Series A, 5.00%, 09/01/21	1,000	1,088,440
Arizona Transportation Board RB
5.00%, 07/01/21	1,600	1,737,472
5.00%, 07/01/22	6,000	6,663,720
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,000	1,058,570
City of Phoenix AZ GO, 4.00%, 07/01/22	400	430,052
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/19	2,290	2,352,906
Series B, 5.00%, 07/01/19	850	873,350
Series B, 5.00%, 07/01/20	500	529,380
Maricopa County Community College District GO
5.00%, 07/01/20	1,675	1,773,423
5.00%, 07/01/21	4,000	4,343,680
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	2,200	2,475,814
Series A, 5.00%, 01/01/22	1,500	1,650,510
Series B, 5.00%, 12/01/19	1,200	1,248,612

		31,503,138

Arkansas — 0.1%
State of Arkansas GO, 4.00%, 06/15/20	1,950	2,027,474

California — 16.6%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	4,150	654,953
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 10/01/19)(b)(c)	3,000	2,990,010
2.10%, 04/01/45 (Put 10/01/21)(b)(c)	1,500	1,506,225
Series C, 1.88%, 04/01/47 (Put 10/19/18)(b)(c)	3,100	3,101,023
Series F-1, 5.00%, 04/01/23 (Call 04/01/22)	1,605	1,790,763
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	3,220	3,289,584
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	1,000	1,022,320
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	5,000	5,122,250
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	8,745	9,984,341

Security	Par (000)	Value

California (continued)
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	$750	$828,285
5.00%, 10/01/22	700	792,869
California State Public Works Board RB
Series E, 5.00%, 09/01/20	1,000	1,067,510
Series F, 5.00%, 09/01/18	1,000	1,000,000
Series F, 5.00%, 05/01/20	1,000	1,056,660
Series F, 5.00%, 05/01/21	725	788,031
Series G, 5.00%, 01/01/19	1,000	1,011,440
Series G, 5.00%, 01/01/20	1,000	1,044,420
Series G, 5.00%, 01/01/21	1,580	1,702,324
Series H, 5.00%, 12/01/19	1,500	1,563,405
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	1,500	1,580,565
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	4,000	4,226,280
California State University RB
Series B-1, 3.00%, 11/01/47 (Put 05/01/19)(b)(c)	500	503,950
Series B-2, 4.00%, 11/01/49 (Put 05/01/21)(b)(c)	500	526,655
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	1,250	1,311,850
City of Long Beach CA Harbor Revenue RB, Series C, 5.00%, 11/15/18	1,850	1,862,987
City of Los Angeles CA GO
Series B, 5.00%, 09/01/18	3,000	3,000,000
Series B, 5.00%, 09/01/20	540	577,228
City of Los Angeles CA Wastewater System Revenue RB, Series A, 5.00%, 06/01/19	710	729,241
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/22	1,455	1,648,704
County of Los Angeles CA RB, 4.00%, 06/28/19	2,000	2,038,580
County of Riverside RB, 4.00%, 06/28/19	1,125	1,145,779
El Camino Community College District GO, Series C, 0.00%, 08/01/20(a)	775	751,107
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,110	2,312,222
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/19	500	515,810
Series A, 5.00%, 08/01/20	775	826,212
Series A, 6.00%, 08/01/33 (PR 08/01/19)	645	671,593
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/21	3,000	3,294,270
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	1,275	1,363,102
Series A, 5.00%, 07/01/19	2,110	2,171,844
Series A, 5.00%, 07/01/20	300	319,134
Series A, 5.00%, 07/01/21	1,000	1,096,920
Series B, 5.00%, 12/01/18 (Call 11/01/18)	3,350	3,369,966
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/19	1,000	1,029,310
Series A, 5.00%, 07/01/21	3,000	3,288,150
Series A, 5.00%, 07/01/22	2,000	2,249,520
Series A, 5.00%, 07/01/23	200	230,228
Series A-2, 5.00%, 07/01/21	1,000	1,096,050
Series B, 5.00%, 07/01/21	500	548,025
Series B-1, 5.00%, 07/01/23	500	575,570
Series C, 5.00%, 07/01/19	1,300	1,338,103
Series C, 5.00%, 07/01/20	2,235	2,376,297
Metropolitan Water District of Southern California RB
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,130,180
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,000	1,125,160

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/19	$205	$211,179
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	3,000	3,189,300
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A, 5.00%, 05/15/21	1,000	1,093,730
Series A, 5.25%, 05/15/34 (PR 05/15/19)	6,500	6,674,980
Series A, 5.25%, 05/15/39 (PR 05/15/19)	3,500	3,594,220
San Diego Unified School District/CA GO, Series A, 0.00%, 07/01/22 (NPFGC)(a)	1,000	922,210
San Francisco City & County Airport Commission San Francisco International Airport RB, Second Series A, 5.00%, 05/01/21	1,000	1,086,120
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, 2.13%, 10/01/48 (Put 04/01/23)(b)(c)	1,000	993,080
Southern California Public Power Authority RB
Series 1, 2.00%, 07/01/36 (Put 04/01/20)(b)(c)	1,000	1,001,540
Series A, 2.25%, 07/01/40 (Put 11/01/20)(b)(c)	1,000	1,006,500
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/19	8,110	8,300,747
Series L, 5.00%, 05/01/20	3,660	3,873,561
Series L, 5.00%, 05/01/22 (Call 05/01/20)	1,000	1,055,650
Series M, 4.00%, 05/01/19	300	305,106
Series M, 5.00%, 05/01/19	350	358,232
Series N, 5.00%, 05/01/19	200	204,704
Series N, 5.00%, 05/01/20	3,130	3,312,635
Series O, 5.00%, 05/01/21	6,045	6,600,294
Series O, 5.00%, 05/01/22	1,725	1,932,414
State of California Department of Water Resources RB
Series AX, 5.00%, 12/01/21	875	971,740
Series AX, 5.00%, 12/01/22	400	455,160
State of California GO
3.00%, 12/01/32 (Put 06/01/19)(b)(c)	1,250	1,262,050
4.00%, 11/01/19	5,000	5,144,900
4.00%, 12/01/30 (Put 06/01/21)(b)(c)	2,430	2,581,583
5.00%, 09/01/18	1,000	1,000,000
5.00%, 10/01/18	325	325,848
5.00%, 11/01/18	1,000	1,005,600
5.00%, 12/01/18	1,000	1,008,600
5.00%, 02/01/19	3,885	3,941,449
5.00%, 04/01/19	4,000	4,081,520
5.00%, 08/01/19	2,720	2,806,278
5.00%, 08/01/19 (Call 10/19/18)	5	5,012
5.00%, 10/01/19	425	440,942
5.00%, 11/01/19	750	780,300
5.00%, 02/01/20	4,100	4,299,957
5.00%, 03/01/20	1,000	1,051,640
5.00%, 08/01/20	6,900	7,349,190
5.00%, 09/01/20	1,500	1,601,580
5.00%, 10/01/20	500	535,466
5.00%, 11/01/20	885	950,242
5.00%, 02/01/21	1,000	1,081,390
5.00%, 03/01/21 (Call 03/01/20)	1,300	1,370,304
5.00%, 08/01/21	5,000	5,479,200
5.00%, 09/01/21	12,395	13,612,562
5.00%, 04/01/22	1,000	1,114,260
5.00%, 05/01/22	2,500	2,791,150
5.00%, 08/01/22	9,130	10,252,625

Security	Par (000)	Value

California (continued)
5.00%, 09/01/22	$4,350	$4,894,185
5.00%, 10/01/22	1,000	1,127,610
5.00%, 11/01/22	2,000	2,259,380
5.00%, 08/01/23	550	630,603
5.25%, 02/01/23	1,715	1,963,709
5.50%, 04/01/19	4,490	4,594,258
Series A, 5.00%, 07/01/19 (ETM)	6,780	6,979,874
Series A, 5.00%, 07/01/20 (PR 07/01/19)	11,355	11,689,745
Series A, 5.25%, 07/01/21 (PR 07/01/19)	5,275	5,441,215
Series B, 5.00%, 09/01/18	1,000	1,000,000
Series B, 5.00%, 09/01/19	2,000	2,069,260
Series B, 5.00%, 09/01/20	1,830	1,953,928
University of California RB
Series AF, 5.00%, 05/15/20	1,000	1,058,320
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	3,865	4,415,531
Series AT, 1.40%, 05/15/46 (Put 11/15/20)(b)(c)	900	884,736
Series E, 5.00%, 05/15/21 (Call 05/15/20)	1,635	1,729,503

		267,855,612

Colorado — 0.6%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,000	2,250,880
City & County of Denver Co. GO, Series A, 5.00%, 08/01/19	1,000	1,030,340
Denver City & County School District No. 1 GO, Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	910	1,021,184
E-470 Public Highway Authority RB
Series B, 0.00%, 09/01/18 (NPFGC)(a)	3,000	3,000,000
Series B, 0.00%, 09/01/22 (NPFGC)(a)	1,550	1,409,849
University of Colorado RB, 5.00%, 06/01/41 (PR 06/01/22)	420	466,284

		9,178,537

Connecticut — 2.5%
Connecticut State Health & Educational Facilities Authority RB
Series A, 1.30%, 07/01/48 (Put 02/03/20)(b)(c)	2,000	1,987,220
Series A-1, 1.00%, 07/01/42 (Put 07/01/19)(b)(c)	850	845,572
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,700	1,886,728
Series A-4, 1.20%, 07/01/49 (Put 02/01/19)(b)(c)	1,000	998,260
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	2,000	2,115,280
Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	3,500	3,929,625
Series U, 1.00%, 07/01/33 (Put 02/06/19)(b)(c)	1,500	1,496,055
Series X-2, 1.80%, 07/01/37 (Put 02/09/21)(b)(c)	2,000	1,993,860
State of Connecticut GO
5.00%, 08/01/19.	1,000	1,027,140
Series A, 5.00%, 10/15/18	2,500	2,509,450
Series A, 5.00%, 10/15/21	1,030	1,110,113
Series A, 5.00%, 04/15/22	545	592,540
Series B, 5.00%, 04/15/20	500	523,005
Series B, 5.00%, 05/15/20	500	524,170
Series B, 5.00%, 05/15/21	500	534,380
Series B, 5.00%, 04/15/23	3,000	3,308,130
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,000	1,082,190
Series B, 5.25%, 06/01/19 (AMBAC)	500	512,480
Series C, 5.00%, 06/15/23	500	552,620
Series D, 5.00%, 11/01/18	2,000	2,010,560
Series E, 4.00%, 10/15/19	1,000	1,022,070
Series E, 5.00%, 10/15/21	500	538,890
Series F, 5.00%, 09/15/20	750	791,130
Series F, 5.00%, 11/15/20	1,000	1,060,520

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series G, 5.00%, 11/01/20	$1,500	$1,589,205
Series G, 5.00%, 11/01/21	1,000	1,078,530
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	2,500	2,633,725
Series A, 5.00%, 09/01/21	1,000	1,075,450
Series A, 5.00%, 08/01/22	1,550	1,694,507

		41,023,405

District of Columbia — 0.6%
District of Columbia GO
Series A, 5.00%, 06/01/20	2,135	2,256,674
Series A, 5.00%, 06/01/22	2,000	2,218,100
Series B, 5.00%, 06/01/23	2,000	2,263,160
District of Columbia RB, Series A, 5.00%, 12/01/19	1,125	1,170,720
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/34 (PR 10/01/18) (AGC)	2,100	2,105,292

		10,013,946

Florida — 2.1%
Central Florida Expressway Authority RB, 1.63%, 01/01/19 (Call 10/19/18)	1,000	1,000,020
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.50%, 10/01/36 (PR 10/01/19)	8,000	8,325,920
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/22	2,000	2,229,340
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/21	1,900	2,067,808
Series A, 5.25%, 10/01/19	235	243,824
Series A, 6.25%, 10/01/31 (PR 10/01/19)	4,350	4,561,714
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/18	3,000	3,007,470
State of Florida GO
Series A, 5.00%, 06/01/19	2,300	2,355,614
Series A, 5.00%, 06/01/20	2,000	2,109,740
Series A, 5.00%, 06/01/23	1,825	2,067,780
Series C, 5.00%, 06/01/19	1,555	1,592,600
Series D, 5.00%, 06/01/22	1,000	1,108,670
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/19	2,500	2,568,050
Series A, 5.00%, 07/01/20	1,000	1,057,270
Tampa Bay Water RB, Series B, 5.00%, 10/01/19 (ETM)	150	155,192

		34,451,012

Georgia — 4.0%
City of Atlanta Department of Aviation RB
Series A, 5.00%, 01/01/19	2,225	2,249,364
Series A, 5.00%, 01/01/21	1,000	1,072,910
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,042,000
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 6.00%, 11/01/27 (PR 11/01/19)	3,515	3,688,782
Series A, 6.00%, 11/01/28 (PR 11/01/19)	3,000	3,148,320
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,000	3,156,870
Series A, 6.25%, 11/01/39 (PR 11/01/19)	4,610	4,851,057
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/20 (GTD)	1,000	1,049,070
Series A, 5.00%, 03/01/21 (GTD)	410	441,791
Series B, 5.00%, 06/01/20	900	949,860
Series B, 5.00%, 06/01/21	500	541,720
Gwinnett County School District GO
5.00%, 08/01/20 (SAW)	4,110	4,360,792
5.00%, 08/01/21 (SAW)	2,000	2,180,360

Security	Par (000)	Value

Georgia (continued)
5.00%, 02/01/22	$800	$882,232
5.00%, 08/01/22 (SAW)	1,250	1,394,175
Municipal Electric Authority of Georgia RB
Series A, 5.00%, 01/01/21	1,000	1,064,900
Series B, 5.00%, 01/01/20	2,860	2,973,628
Series D, 5.75%, 01/01/19 (Call 10/15/18)	1,120	1,122,576
State of Georgia GO
Series A, 5.00%, 07/01/23	2,500	2,841,850
Series A-1, 5.00%, 02/01/19	2,610	2,646,201
Series A-1, 5.00%, 02/01/23	1,680	1,893,763
Series C, 4.00%, 09/01/22	200	215,740
Series C, 4.00%, 10/01/22	1,000	1,080,270
Series C, 5.00%, 07/01/19	1,500	1,541,340
Series C, 5.00%, 10/01/20	2,425	2,586,723
Series C, 5.00%, 07/01/21	2,000	2,174,140
Series E-2, 4.00%, 09/01/19	3,100	3,171,765
Series E-2, 5.00%, 09/01/20	2,500	2,659,650
Series I, 5.00%, 07/01/19	3,340	3,432,050
Series I, 5.00%, 07/01/20	4,000	4,235,760

		64,649,659

Hawaii — 1.0%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,093,630
City & County of Honolulu HI GO, Series B, 5.25%, 07/01/19 (AGM)	1,135	1,168,585
State of Hawaii GO
Series DY, 5.00%, 02/01/19	1,020	1,034,147
Series DZ, 5.00%, 12/01/19 (ETM)	590	613,606
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,361,805
Series DZ-2017, 5.00%, 12/01/19	530	551,603
Series DZ-2017, 5.00%, 12/01/19 (ETM)	20	20,813
Series EA, 5.00%, 12/01/18	2,000	2,016,480
Series EF, 5.00%, 11/01/18	600	603,216
Series EF, 5.00%, 11/01/19	2,000	2,076,340
Series EH, 5.00%, 08/01/21 (ETM)	675	734,866
Series EH-2017, 5.00%, 08/01/21	315	342,937
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	10,887
Series EP, 5.00%, 08/01/22	2,235	2,488,337
Series EY, 5.00%, 10/01/23	2,000	2,278,680

		16,395,932

Idaho — 0.1%
State of Idaho GO, 4.00%, 06/28/19	2,000	2,034,660

Illinois — 3.4%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/20	4,500	4,687,200
Series 2015-B, 5.00%, 01/01/21	500	534,565
Series B, 5.00%, 01/01/19	500	505,425
Series B, 5.00%, 01/01/20	300	312,480
Series B, 5.00%, 01/01/23	500	558,720
Series B, 6.00%, 01/01/41 (PR 01/01/21)	2,000	2,187,280
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/19	1,000	1,040,130
Series A, 5.00%, 12/01/22	1,000	1,117,000
Series D, 5.00%, 01/01/21	600	641,760
State of Illinois GO
5.00%, 01/01/19	500	504,255
5.00%, 01/01/19 (AGM)	600	605,748
5.00%, 02/01/19	1,000	1,010,680
5.00%, 01/01/20 (AGM)	400	413,760

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.00%, 02/01/20	$1,500	$1,548,285
5.00%, 08/01/20	1,500	1,562,490
5.00%, 02/01/21	1,500	1,563,765
5.00%, 07/01/21	425	445,349
5.00%, 02/01/22	1,675	1,758,800
5.00%, 02/01/23	500	528,265
Series A, 5.00%, 11/01/18	6,000	6,025,200
Series A, 5.00%, 12/01/19	5,000	5,155,100
Series A, 5.00%, 12/01/20	1,000	1,047,820
Series A, 5.00%, 12/01/22	1,500	1,587,840
Series A, 5.25%, 05/01/23	1,000	1,069,210
Series B, 5.00%, 10/01/21	1,800	1,892,430
Series B, 5.00%, 10/01/22	1,600	1,690,928
Series D, 5.00%, 11/01/20	3,900	4,080,609
Series D, 5.00%, 11/01/21	4,900	5,156,515
Series D, 5.00%, 11/01/22	4,000	4,230,000
Series D, 5.00%, 11/01/23	1,000	1,061,910

		54,523,519

Iowa — 0.1%
Iowa Finance Authority RB, 5.00%, 08/01/20	560	594,171
State of Iowa RB, Series A, 5.00%, 06/01/28 (PR 06/01/19)	1,520	1,557,316

		2,151,487

Kansas — 0.7%
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	2,770	3,089,326
Series A, 5.50%, 03/01/19 (AGM)	3,205	3,266,248
Series B, 5.00%, 09/01/19	925	954,896
Series B, 5.00%, 09/01/20	1,520	1,616,763
Series B, 5.00%, 09/01/21	1,000	1,091,180
Series C, 5.00%, 09/01/20	920	978,567

		10,996,980

Kentucky — 0.0%
Kentucky Asset Liability Commission RB, First Series, 5.25%, 09/01/19 (NPFGC)	700	724,052

Louisiana — 0.2%
East Baton Rouge Sewerage Commission RB, Series A, 5.25%, 02/01/34 (PR 02/01/19)	400	405,968
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	325	342,430
State of Louisiana GO
Series A, 5.00%, 11/15/19	1,100	1,142,581
Series A, 5.00%, 11/15/20 (Call 05/15/20)	1,000	1,055,040
Series C, 5.00%, 07/15/20	900	953,145

		3,899,164

Maryland — 4.9%
County of Montgomery MD GO
Series A, 5.00%, 11/01/19	3,630	3,769,392
Series A, 5.00%, 11/01/20	500	534,655
Series A, 5.00%, 07/01/23 (PR 07/01/19)	1,000	1,027,560
Series C, 5.00%, 10/01/22	5,170	5,782,180
Maryland State Transportation Authority RB, 5.25%, 03/01/19	2,020	2,055,754
State of Maryland Department of Transportation RB
4.00%, 09/01/21	4,000	4,245,360
5.00%, 05/01/19	750	766,898
5.00%, 09/01/22	2,000	2,232,180

Security	Par (000)	Value

Maryland (continued)
State of Maryland GO
5.00%, 03/01/20	$3,110	$3,262,608
First Series, 5.00%, 06/01/20	700	739,648
First Series, 5.00%, 06/01/21	4,000	4,336,000
First Series, 5.00%, 06/01/22	925	1,026,223
First Series B, 5.00%, 03/15/20	2,000	2,100,660
Second Series E, 4.50%, 08/01/20	1,835	1,929,135
Series A, 5.00%, 03/01/19	1,610	1,637,016
Series A, 5.00%, 03/01/20	1,000	1,049,070
Series A, 5.00%, 03/01/21	2,000	2,155,080
Series A, 5.00%, 03/01/22	300	330,930
Series A, 5.00%, 03/15/22	2,500	2,760,525
Series A, 5.00%, 03/01/23	500	563,635
Series A, 5.00%, 03/15/23	3,780	4,265,050
Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,769,740
Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,000	4,408,120
Series B, 4.00%, 08/01/23	1,875	2,042,044
Series B, 4.50%, 08/01/21	1,000	1,073,730
Series B, 5.00%, 03/15/19	1,150	1,170,826
Series B, 5.00%, 08/01/19	2,900	2,988,247
Series B, 5.00%, 08/01/20	4,000	4,242,520
Series B, 5.00%, 08/01/20 (PR 08/01/19)	1,175	1,209,897
Series B, 5.00%, 08/01/21 (PR 08/01/19)	1,700	1,750,490
Series B, 5.00%, 08/01/23 (PR 08/01/19)	2,285	2,352,864
Series C, 5.00%, 08/01/19	2,400	2,473,032
Series C, 5.00%, 08/01/21	1,450	1,578,180
Series C, 5.00%, 08/01/22	3,500	3,896,725
Series C, 5.00%, 08/01/23	2,000	2,272,980

		79,798,954

Massachusetts — 6.8%
Commonwealth of Massachusetts GOL
Series A, 5.00%, 04/01/19	1,000	1,019,280
Series A, 5.00%, 04/01/20	7,400	7,775,994
Series A, 5.00%, 03/01/23	2,925	3,295,919
Series A, 5.00%, 04/01/25 (PR 04/01/21)	1,500	1,620,495
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,240,990
Series A, 5.00%, 04/01/29 (PR 04/01/21)	5,000	5,401,650
Series A, 5.25%, 08/01/19	490	505,739
Series A, 5.25%, 08/01/20 (AGM)	1,700	1,811,996
Series A, 5.25%, 08/01/21	1,000	1,096,030
Series B, 5.00%, 08/01/19	1,650	1,699,302
Series B, 5.00%, 08/01/21	1,000	1,089,580
Series B, 5.00%, 08/01/22	700	779,898
Series B, 5.00%, 07/01/23	1,285	1,457,537
Series B, 5.00%, 06/01/25 (PR 06/01/20)	500	528,140
Series B, 5.25%, 08/01/20	2,950	3,144,346
Series B, 5.25%, 08/01/21	675	739,820
Series B, 5.25%, 08/01/21 (AGM)	1,000	1,096,630
Series B, 5.25%, 09/01/21	255	280,253
Series B, 5.25%, 08/01/22	110	123,585
Series C, 5.00%, 08/01/19	2,000	2,059,760
Series C, 5.00%, 04/01/20	2,000	2,101,620
Series C, 5.00%, 08/01/20	500	530,605
Series C, 5.00%, 10/01/21	2,000	2,187,280
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	1,300	1,281,670
Series D, 5.00%, 10/01/26 (PR 10/01/21)	3,415	3,733,722
Series D, 5.00%, 08/01/33 (PR 08/01/21)	100	108,869
Series D, 5.50%, 10/01/19 (AMBAC) .	2,000	2,080,600
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,500	1,472,625
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,845	3,174,138

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series F, 5.00%, 11/01/25 (PR 11/01/22)	$11,215	$12,564,164
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,670	6,352,101
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	1,000	1,059,130
Series A, 5.25%, 07/01/21	500	547,100
Series B, 5.25%, 07/01/20	1,500	1,594,830
Series C, 5.25%, 07/01/19	2,700	2,779,677
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	2,000	2,231,480
5.25%, 08/01/20	475	506,569
Series 2014, 5.00%, 08/01/21	4,130	4,501,204
Series A, 5.25%, 08/01/19	1,100	1,136,036
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,000	1,090,000
Series B-1, 5.00%, 10/15/20	1,510	1,613,858
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	2,685	2,927,053
Series B, 5.00%, 08/15/19	2,050	2,113,878
Series B, 5.00%, 08/15/20	2,020	2,146,553
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,000	3,179,580
Series B, 5.00%, 08/01/19	2,235	2,303,212
Series B, 5.00%, 08/01/39 (PR 08/01/19)	3,300	3,399,198
Series J, 5.50%, 08/01/20 (AGM)	960	1,028,285
Series J, 5.50%, 08/01/20 (ETM) (AGM)	40	42,767
Series J, 5.50%, 08/01/21 (AGM)	2,000	2,207,940

		110,762,688

Michigan — 1.3%
Michigan Finance Authority RB
5.00%, 01/01/20 (Call 07/01/19)	1,075	1,104,627
5.00%, 07/01/20 (Call 07/01/19)	1,000	1,028,310
5.00%, 01/01/21 (Call 07/01/19)	1,000	1,028,220
Series A, 5.00%, 07/01/19	6,500	6,676,930
Michigan State Building Authority RB
Series I, 5.00%, 04/15/19	1,600	1,632,528
Series I, 5.00%, 04/15/20	1,000	1,051,390
Series I, 5.00%, 04/15/21	300	323,496
State of Michigan GO
Series A, 5.00%, 12/01/21	350	384,265
Series A, 5.00%, 12/01/22	1,000	1,122,180
State of Michigan RB
5.00%, 03/15/20	1,055	1,106,463
5.00%, 03/15/21	100	107,641
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/18	3,000	3,020,580
5.00%, 11/01/20 (Call 11/01/19)	1,000	1,039,110
Series A, 5.50%, 11/01/18	770	774,820

		20,400,560

Minnesota — 1.7%
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	3,185	3,341,288
Series A, 5.00%, 03/01/22	1,275	1,407,817
Series A, 5.00%, 03/01/23	3,075	3,467,770
State of Minnesota GO
Series D, 5.00%, 08/01/19	3,485	3,589,445
Series D, 5.00%, 08/01/19 (ETM)	15	15,444
Series D, 5.00%, 08/01/21	2,000	2,175,600
Series D, 5.00%, 08/01/22	2,000	2,225,100
Series F, 5.00%, 10/01/18	1,000	1,002,460

Security	Par (000)	Value

Minnesota (continued)
Series F, 5.00%, 10/01/19	$4,500	$4,658,535
Series F, 5.00%, 10/01/20	995	1,060,302
Series F, 5.00%, 10/01/21	2,095	2,288,557
University of Minnesota RB, Series A, 5.00%, 12/01/18, (ETM)	1,500	1,512,390

		26,744,708

Mississippi — 0.3%
State of Mississippi GO
Series A, 5.00%, 10/01/36 (PR 10/01/21)	2,785	3,044,924
Series C, 5.00%, 10/01/18	580	581,444
Series C, 5.00%, 10/01/19	1,400	1,449,322

		5,075,690

Missouri — 0.6%
Missouri Highway & Transportation Commission RB
5.00%, 02/01/19	4,720	4,786,269
Series A, 5.00%, 05/01/22	675	748,541
Series B, 5.00%, 05/01/19	1,200	1,226,880
Series B, 5.00%, 05/01/20	1,325	1,396,948
Series B, 5.00%, 05/01/22	1,500	1,663,425
University of Missouri RB, Series A, 5.00%, 11/01/19	240	249,187

		10,071,250

Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	1,015	1,079,412
Omaha Public Power District RB, Series B, 5.00%, 02/01/20	500	522,815

		1,602,227

Nevada — 0.5%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,750	1,932,665
Series B, 5.00%, 06/15/19	1,865	1,912,166
Series B, 5.00%, 06/15/20	2,000	2,108,540
Series C, 5.00%, 06/15/22	500	552,190
County of Clark NV GOL, Series A, 5.00%, 11/01/20	770	822,352

		7,327,913

New Jersey — 5.9%
New Jersey Economic Development Authority RB
5.00%, 09/01/18	590	590,000
5.00%, 09/01/18 (ETM)	1,630	1,630,000
5.00%, 06/15/19	2,500	2,554,975
5.00%, 09/01/20	270	284,307
5.00%, 09/01/20 (ETM)	730	774,844
Series A, 4.00%, 07/01/22	1,875	1,958,044
Series B, 5.00%, 11/01/19 (SAP)	1,000	1,033,840
Series B, 5.00%, 11/01/20 (SAP)	1,000	1,057,080
Series B, 5.00%, 11/01/21	1,700	1,826,531
Series BBB, 5.00%, 06/15/22	2,500	2,700,425
Series DDD, 5.00%, 06/15/19	100	102,324
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,065	1,128,325
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	510	538,178
Series II, 5.00%, 03/01/22	325	349,391
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	503,008
Series K, 5.25%, 12/15/20 (AMBAC)	1,030	1,097,486
Series NN, 5.00%, 03/01/19 (ETM) (SAP)	6,500	6,605,560
Series NN, 5.00%, 03/01/21 (SAP)	1,305	1,384,866
Series NN, 5.00%, 03/01/22	755	811,663
Series NN, 5.00%, 03/01/23	2,000	2,178,220
Series PP, 5.00%, 06/15/19	2,500	2,558,100
Series XX, 5.00%, 06/15/19 (SAP)	750	767,430

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series XX, 5.00%, 06/15/20 (SAP)	$250	$262,490
Series XX, 5.00%, 06/15/21	2,590	2,763,349
Series XX, 5.00%, 06/15/23 (SAP)	1,040	1,137,230
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 09/01/18 (SAP)	2,000	2,000,000
New Jersey Sports & Exposition Authority RB, Series B, 5.00%, 09/01/18 (SAP)	1,000	1,000,000
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/38 (PR 07/01/22)	8,765	9,744,839
Series B, 5.00%, 01/01/19	2,220	2,244,087
New Jersey Transit Corp. RB, Series A, 5.00%, 09/15/18	500	500,445
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19	1,545	1,607,387
5.25%, 12/15/21 (NPFGC)	495	539,030
Series A, 5.00%, 06/15/20	5,540	5,816,778
Series A, 5.00%, 06/15/21	1,000	1,066,650
Series A, 5.00%, 06/15/22	1,000	1,082,790
Series A, 5.00%, 06/15/23	700	769,377
Series A, 5.25%, 12/15/19	1,000	1,040,380
Series A, 5.25%, 12/15/22	440	484,088
Series A, 5.50%, 12/15/21	2,720	2,972,470
Series A, 5.50%, 12/15/22	6,270	6,961,079
Series A-1, 5.00%, 06/15/19	2,200	2,252,338
Series A-1, 5.00%, 06/15/20	1,850	1,945,071
Series A-1, 5.00%, 06/15/21	200	213,330
Series AA, 5.00%, 06/15/22	110	118,983
Series AA, 5.00%, 06/15/22 (SAP)	250	270,415
Series B, 5.00%, 06/15/20	2,100	2,204,916
Series B, 5.00%, 06/15/21	3,715	3,963,645
Series B, 5.25%, 12/15/23 (AMBAC)	375	419,771
Series B, 5.50%, 12/15/20 (NPFGC-FGIC)	1,000	1,073,120
Series D, 5.00%, 12/15/18	665	670,659
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	635	705,987
Series B, 5.00%, 01/01/20	1,150	1,198,461
Series B, 5.00%, 01/01/23	1,500	1,680,120
Series H, 5.00%, 01/01/21 (PR 01/01/19)	675	682,479
State of New Jersey GO
5.00%, 06/01/21	1,760	1,892,176
Series H, 5.25%, 07/01/19	405	416,308
Series Q, 5.00%, 08/15/19	305	314,037
Series Q, 5.00%, 08/15/20	410	433,419

		94,882,301

New Mexico — 0.7%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,000	2,145,560
5.00%, 06/15/21	805	873,328
5.00%, 06/15/22	600	665,394
Series A, 5.00%, 06/15/23	1,000	1,131,150
State of New Mexico GO
Series B, 5.00%, 03/01/21	1,500	1,616,700
Series B, 5.00%, 03/01/22	500	551,370
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	1,750	1,820,280
Series B, 4.00%, 07/01/21	1,000	1,057,990
Series B, 4.00%, 07/01/22	845	906,871

		10,768,643

Security	Par (000)	Value

New York — 15.3%
City of New York NY GO
Series 1, 5.00%, 08/01/20	$1,000	$1,059,470
Series A, 5.00%, 08/01/19	6,100	6,281,170
Series A, 5.00%, 08/01/20	3,000	3,178,410
Series A, 5.00%, 08/01/21	3,025	3,287,025
Series A, 5.00%, 08/01/22	4,000	4,442,240
Series A, 5.00%, 08/01/23	1,000	1,132,490
Series B, 5.00%, 08/01/19	1,000	1,029,700
Series B, 5.00%, 08/01/20	520	550,924
Series B, 5.00%, 08/01/21	4,120	4,476,874
Series C, 5.00%, 08/01/20	7,780	8,242,677
Series C, 5.00%, 08/01/22	725	805,156
Series D, 5.00%, 08/01/20	1,000	1,059,470
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,000	5,613,750
Series E, 5.00%, 08/01/21	1,205	1,309,377
Series E, 5.00%, 08/01/23 (Call 08/01/19)	300	308,937
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,100,350
Series G, 5.00%, 08/01/19	500	514,850
Series G-1, 5.00%, 04/01/22	2,000	2,205,840
Series I, 5.00%, 08/01/22	2,025	2,248,884
Series J, 5.00%, 08/01/19	1,200	1,235,640
Series J, 5.00%, 08/01/21	425	461,814
Series J, 5.00%, 08/01/22	1,105	1,227,169
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	500	534,445
Series C, 5.00%, 10/01/21	400	435,080
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/22	1,000	1,102,520
Long Island Power Authority RB
Series A, 0.00%, 06/01/21(a)	1,000	940,810
Series A, 6.00%, 05/01/33 (PR 05/01/19)	2,000	2,057,920
Series B, 5.25%, 04/01/19 (ETM)	250	255,328
Metropolitan Transportation Authority RB
Series A-1, 5.00%, 11/15/45 (Put 11/15/20)(b)(c)	2,000	2,125,020
Series B, 5.00%, 11/15/22	900	1,000,800
Series B, 5.00%, 11/15/34 (PR 11/15/19)	2,000	2,080,820
Series B-4, 5.00%, 11/15/30 (Put 11/15/19)(b)(c)	1,500	1,555,350
Series C, 5.00%, 11/15/19	1,000	1,038,710
Series C-2, 4.00%, 11/15/33 (Put 08/15/20)(b)(c)	500	518,975
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	500	522,415
Series D, 5.00%, 11/15/18	605	609,066
Series D, 5.00%, 11/15/19	2,035	2,113,775
Series D, 5.00%, 11/15/20	1,860	1,986,201
Series D, 5.00%, 11/15/21	1,000	1,092,040
Series F, 5.00%, 11/15/18	325	327,184
Series F, 5.00%, 11/15/19.	1,700	1,765,807
Series F, 5.00%, 11/15/23 (Call 11/15/22)	760	846,731
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-1, 5.00%, 07/15/20 (SAW)	500	530,755
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/22.	1,500	1,679,175
Series A, 5.00%, 08/01/21	1,000	1,087,210
Series A, 5.00%, 08/01/23	1,000	1,134,990
Series A-1, 5.00%, 11/01/19	500	519,200
Series A-1, 5.00%, 08/01/22	5,000	5,566,750
Series B, 4.50%, 11/01/19	580	598,833
Series C, 5.00%, 11/01/19	1,500	1,557,255

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 11/01/20	$2,000	$2,138,180
Series C, 5.00%, 11/01/21	1,000	1,093,840
Series E, 5.00%, 11/01/18	4,915	4,941,443
Series F-1, 5.00%, 05/01/22	305	337,775
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/23	750	849,817
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,125	2,329,765
Series DD, 5.00%, 06/15/22	135	150,235
Series GG, 5.00%, 06/15/20	500	529,485
New York Local Government Assistance Corp. RB, Series A-5/6, 5.50%, 04/01/19	500	511,345
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/21 (SAW)	775	851,128
New York State Dormitory Authority RB
5.50%, 05/15/21 (AMBAC)	200	219,150
Series 2014, 5.00%, 02/15/20	2,000	2,094,640
Series 2015-B, 5.00%, 03/15/19	2,000	2,036,340
Series A, 5.00%, 02/15/19	1,000	1,015,340
Series A, 5.00%, 03/15/19	2,305	2,346,882
Series A, 5.00%, 12/15/19	200	208,458
Series A, 5.00%, 03/15/20	2,340	2,457,047
Series A, 5.00%, 12/15/20	850	911,599
Series A, 5.00%, 02/15/21	4,000	4,302,720
Series A, 5.00%, 03/15/21	2,100	2,265,312
Series A, 5.00%, 12/15/21	700	768,390
Series A, 5.00%, 02/15/22	4,000	4,407,280
Series A, 5.00%, 03/15/22	2,125	2,345,681
Series A, 5.00%, 03/15/23	1,050	1,183,276
Series A, 5.00%, 05/15/23 (Call 05/15/22)	300	332,115
Series B, 5.00%, 03/15/20	800	840,016
Series B, 5.00%, 02/15/23	5,750	6,469,612
Series C, 5.00%, 03/15/23	3,000	3,380,790
Series D, 5.00%, 02/15/20	7,065	7,399,316
Series D, 5.00%, 02/15/22	950	1,046,729
Series D, 5.00%, 02/15/23	5,840	6,570,876
Series E, 5.00%, 02/15/19 (ETM)	2,280	2,314,679
Series E, 5.00%, 03/15/20	1,100	1,155,022
Series E, 5.00%, 03/15/21	200	215,590
Series E, 5.00%, 03/15/22	405	447,059
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/19	2,000	2,053,560
Series A, 5.00%, 06/15/21	3,800	4,134,400
Series A, 5.00%, 06/15/23	3,000	3,412,470
New York State Thruway Authority RB
Series A, 5.00%, 05/01/19	14,085	14,387,405
Series A, 5.00%, 03/15/21 (Call 09/15/20)	850	905,675
Series A, 5.00%, 03/15/23 (Call 09/15/21)	2,445	2,665,466
Series A, 5.00%, 03/15/27 (PR 09/15/19)	6,000	6,006,060
Series B, 5.50%, 04/01/20 (AMBAC)	3,240	3,432,262
Series L, 5.00%, 01/01/21	750	804,682
Series L, 5.00%, 01/01/23	1,150	1,289,104
New York State Urban Development Corp. RB
5.00%, 03/15/20	2,000	2,100,040
5.50%, 03/15/19 (AMBAC)	400	408,312
5.50%, 03/15/20 (NPFGC)	700	740,271
Series A, 5.00%, 03/15/19	7,105	7,234,098
Series A, 5.00%, 03/15/20	1,000	1,050,020
Series A, 5.00%, 03/15/21	500	538,975
Series A, 5.00%, 03/15/22	5,445	6,010,463

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/23	$2,755	$3,104,692
Series A-2, 5.00%, 01/01/20 .	1,500	1,566,225
Series C, 5.00%, 03/15/21	4,860	5,238,837
Series C, 5.00%, 12/15/21 (Call 12/15/19)	3,000	3,126,480
Series D, 5.50%, 01/01/19	770	779,864
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/18	675	680,704
Series 179, 5.00%, 12/01/21	1,840	2,023,779
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/19	1,200	1,245,408
Series A, 5.00%, 10/15/20	1,425	1,521,772
Series A, 5.00%, 10/15/21	2,835	3,108,237
Series A, 5.00%, 10/15/22	1,000	1,120,750
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	1,000	1,110,380
Series A, 5.00%, 11/15/22	2,635	2,946,931
Series B, 5.00%, 11/15/18	785	790,354
Series B, 5.00%, 11/15/19	285	296,551
Series B, 5.00%, 11/15/20	1,420	1,521,445
Series E, 5.50%, 11/15/19 (NPFGC)	990	1,034,867
Utility Debt Securitization Authority RB, Series B, 5.00%, 12/15/20 (Call 12/15/18)	1,000	1,009,520

		247,222,373

North Carolina — 3.8%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	5,560	5,888,763
5.00%, 07/01/21	1,705	1,854,921
5.00%, 07/01/23	760	863,922
County of Wake NC GO
5.00%, 03/01/19	1,235	1,255,674
5.00%, 02/01/20	1,175	1,229,449
Series 2010C, 5.00%, 03/01/22	360	397,757
Series C, 5.00%, 03/01/20	2,895	3,037,058
Series C, 5.00%, 03/01/21	1,075	1,160,000
Series C, 5.00%, 03/01/23	2,865	3,233,554
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	2,350	2,516,897
Series B, 5.00%, 01/01/21 (ETM)	3,615	3,880,269
Series B, 5.00%, 01/01/26 (PR 01/01/19)	3,000	3,033,450
North Carolina Municipal Power Agency No. 1 RB
4.00%, 01/01/19	1,825	1,839,381
4.00%, 01/01/19 (ETM)	855	861,797
State of North Carolina GO
Series 2013-D, 4.00%, 06/01/20	1,000	1,039,750
Series A, 5.00%, 06/01/22	1,000	1,111,730
Series A, 5.00%, 06/01/23	2,000	2,270,900
Series B, 5.00%, 06/01/19	1,575	1,614,375
Series C, 4.00%, 05/01/20	800	830,432
Series C, 4.00%, 05/01/21	600	634,548
Series C, 4.00%, 05/01/22	1,200	1,289,448
Series C, 5.00%, 05/01/19	1,105	1,129,597
Series C, 5.00%, 05/01/20	1,800	1,897,740
Series C, 5.00%, 05/01/22	3,590	3,983,823
Series D, 4.00%, 06/01/21	825	873,733
Series E, 5.00%, 05/01/19	1,800	1,840,068
Series E, 5.00%, 05/01/20	2,100	2,214,030
State of North Carolina RB
5.00%, 03/01/20	1,000	1,046,050
5.00%, 03/01/21	500	538,140
5.00%, 03/01/22	2,400	2,643,168

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
5.00%, 03/01/23	$790	$888,015
Series C, 5.00%, 05/01/21	2,000	2,164,640
Series C, 5.00%, 05/01/22	1,860	2,061,252

		61,124,331

Ohio — 1.0%
City of Columbus OH GO, Series 1, 5.00%, 07/01/23	1,205	1,366,205
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	1,370	1,504,575
5.00%, 06/01/23	2,800	3,172,484
State of Ohio GO
Series A, 5.00%, 09/15/21	3,225	3,518,798
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	635	702,291
State of Ohio RB
Series 1, 5.00%, 12/15/22	1,000	1,120,200
Series B, 5.00%, 12/15/18	3,850	3,886,652
Series B, 5.00%, 12/15/19	1,000	1,041,120

		16,312,325

Oregon — 1.1%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/19	1,235	1,265,690
Series A, 5.00%, 06/01/20	1,000	1,056,460
Series A, 5.00%, 06/01/21	1,000	1,084,560
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/20 (GTD)	4,000	4,230,800
Oregon State Lottery RB
Series A, 5.25%, 04/01/26 (PR 04/01/19)	2,000	2,041,860
Series C, 5.00%, 04/01/23	2,000	2,259,960
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/33 (PR 05/15/19)	5,000	5,117,500
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 11/01/18 (Call 10/19/18)	600	600,936

		17,657,766

Pennsylvania — 3.8%
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 01/01/20	400	416,964
Commonwealth of Pennsylvania GO
5.00%, 03/15/20	1,000	1,048,000
First Series, 5.00%, 11/15/18	900	906,048
First Series, 5.00%, 06/01/19	1,000	1,024,100
First Series, 5.00%, 07/01/20	1,225	1,294,249
First Series, 5.00%, 03/15/21	1,000	1,074,100
First Series, 5.00%, 04/01/22	500	548,560
First Series, 5.00%, 08/15/22	2,000	2,210,440
First Series, 5.00%, 01/01/23	2,675	2,972,781
Second Series, 5.00%, 07/01/19	3,100	3,182,832
Second Series, 5.00%, 09/15/20	1,000	1,061,170
Second Series, 5.00%, 01/15/21	1,000	1,069,780
Second Series, 5.00%, 09/15/21	3,000	3,258,510
Second Series, 5.00%, 01/15/22	3,000	3,276,750
Third Series, 5.38%, 07/01/19 (NPFGC)	1,000	1,029,770
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20 (Call 07/01/19)	1,120	1,150,867
5.00%, 01/01/21 (Call 01/01/19)	2,130	2,153,111
Series A, 5.00%, 07/01/19	4,065	4,174,999
Series B, 5.00%, 01/01/20 (Call 07/01/19)	720	740,138

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20	$500	$526,990
6.00%, 12/01/36 (PR 12/01/20)	3,960	4,326,894
Series B, 5.00%, 12/01/18	500	503,995
Series B, 5.25%, 06/01/22 (PR 06/01/19)	6,000	6,160,500
Series B, 5.75%, 06/01/39 (PR 06/01/19)	5,000	5,152,050
Series B-1, 5.00%, 12/01/37 (PR 12/01/19)	4,650	4,838,976
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,000	2,083,060
Series D, 5.50%, 12/01/41 (PR 12/01/19)	5,000	5,230,550

		61,416,184

Rhode Island — 0.0%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/19	500	512,840

South Carolina — 0.2%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/41 (PR 01/01/21)	1,055	1,132,416
Greenville County School District RB, 4.63%, 12/01/20 (AGC)	325	344,903
South Carolina Public Service Authority RB, Series B, 5.00%, 12/01/18, (ETM)	1,000	1,008,140
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/18	350	350,850

		2,836,309

Tennessee — 0.8%
City of Memphis TN GO, Series D, 5.00%, 07/01/22 (Call 07/01/20)	2,000	2,114,920
County of Shelby TN GO
Series A, 5.00%, 04/01/20	1,500	1,576,455
Series A, 5.00%, 03/01/23	500	564,090
Metropolitan Government of Nashville & Davidson County TN GO, Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,750	5,339,190
State of Tennessee GO
Series A, 5.00%, 08/01/19	500	515,170
Series A, 5.00%, 08/01/20	375	398,100
Series A, 5.00%, 08/01/21	1,900	2,071,342
Series A, 5.00%, 08/01/22	400	446,296

		13,025,563

Texas — 6.7%
Central Texas Regional Mobility Authority RB, Series B, 5.00%, 01/01/45 (Put 07/01/20)(b)(c)	500	524,215
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)(a)	3,375	3,158,899
Series A, 5.00%, 08/15/42 (Put 04/01/20)(b)(c)	1,450	1,516,975
City of Dallas TX GOL
5.00%, 02/15/216	1,600	1,719,504
Series A, 5.00%, 02/15/20	1,295	1,354,376
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 11/15/18	3,785	3,810,132
Series C, 5.00%, 05/15/20	1,000	1,053,140
City of Houston TX GOL
Series A, 4.50%, 03/01/19	930	943,215
Series A, 4.50%, 03/01/19 (ETM)	95	96,313
Series A, 5.00%, 03/01/19	1,135	1,153,886
Series A, 5.00%, 03/01/20 (Call 03/01/19)	40	40,646
Series A, 5.00%, 03/01/20 (PR 03/01/19)	310	315,034
Series A, 5.00%, 03/01/23	1,500	1,681,320

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue RB
3.00%, 12/01/45 (Put 12/01/20)(b)(c)	$1,500	$1,531,665
5.00%, 02/01/19	1,100	1,115,488
5.00%, 02/01/20	5,050	5,286,188
5.00%, 02/01/21	3,000	3,223,500
5.00%, 02/01/22	3,075	3,381,454
Series B, 2.00%, 02/01/33 (Put 06/01/21)(b)(c)	500	496,265
City of San Antonio Texas GOL
5.00%, 02/01/19	1,800	1,824,390
5.00%, 02/01/20	1,500	1,567,800
County of Harris TX GO, Series C, 5.25%, 08/15/19 (AGM)	1,000	1,033,680
Cypress-Fairbanks Independent School District GO
Series A-3, 3.00%, 02/15/43 (Put 08/17/20) (PSF)(b)(c)	810	825,568
Series B-3, 4.00%, 02/15/40 (Put 08/15/19) (PSF)(b)(c)	500	510,155
Dallas Area Rapid Transit RB, 5.25%, 12/01/43 (PR 12/01/18)	1,760	1,775,576
Fort Worth Independent School District GO
5.00%, 02/15/19 (PSF)	1,510	1,532,756
5.00%, 02/15/21 (PSF)	1,000	1,075,430
Grand Parkway Transportation Corp. RB, Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	1,000	1,124,980
Houston Independent School District GOL
5.00%, 02/15/19 (PSF)	1,000	1,015,070
5.00%, 02/15/22 (PSF)	1,780	1,959,994
Series A, 5.00%, 02/15/21 (PSF)	1,750	1,883,752
Series A-2, 3.00%, 06/01/39 (Put 06/01/19) (PSF)(b)(c)	2,000	2,017,360
Lewisville Independent School District GO, 0.00%, 08/15/22 (PSF)(a)	1,350	1,239,827
Mesquite Independent School District GO, Series E, 5.00%, 08/15/20 (PSF)	100	106,205
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/19	520	525,694
Series A, 5.00%, 01/01/20	1,750	1,823,745
Series A, 5.00%, 01/01/21	500	535,625
Series A, 5.00%, 01/01/22	1,000	1,095,600
Series A, 5.00%, 01/01/23	1,200	1,341,456
Series C, 1.95%, 01/01/38 (Put 01/01/19)(b)(c)	1,000	1,000,560
Series D, 5.00%, 09/01/28 (PR 09/01/21)	2,500	2,720,350
Series D, 5.00%, 09/01/32 (PR 09/01/21)	2,820	3,068,555
Series D, 5.25%, 09/01/27 (PR 09/01/21)	1,540	1,689,211
Northside Independent School District GO
1.45%, 06/01/47 (Put 06/01/20) (PSF)(b)(c)	1,000	992,330
2.75%, 08/01/48 (Put 08/01/23) (PSF)(b)(c)	1,000	1,018,880
San Antonio Water System RB, Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	800	790,528
State of Texas GO
5.00%, 10/01/19	4,160	4,306,557
5.00%, 10/01/21	3,000	3,276,210
Series A, 5.00%, 10/01/18	700	701,722
Series A, 5.00%, 10/01/19	1,000	1,035,230
Texas State University System RB
Series A, 5.00%, 03/15/20	1,000	1,050,330
Series A, 5.00%, 03/15/21	1,250	1,346,800
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18	500	500,880
5.00%, 10/01/20	7,000	7,455,000
5.00%, 10/01/21	1,120	1,222,771
Series A, 5.00%, 10/01/18	800	801,984
Series A, 5.00%, 04/01/19	2,000	2,038,780

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/01/19	$750	$776,588
Series A, 5.00%, 04/01/21	2,615	2,820,277
Series A, 5.00%, 04/01/22	2,050	2,263,220
Series A, 5.00%, 04/01/23	215	242,243
University of Texas System (The) RB
Series A, 5.00%, 08/15/23	3,000	3,411,060
Series B, 5.00%, 08/15/19	525	541,412
Series B, 5.00%, 08/15/22	1,125	1,253,295
Series B, 5.38%, 08/15/23	605	698,509
Series D, 5.00%, 08/15/21	3,400	3,704,470

		107,944,630

Utah — 0.9%
State of Utah GO
5.00%, 07/01/22	2,000	2,227,480
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,460	2,673,479
Series A, 5.00%, 07/01/20	2,000	2,118,620
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	6,987,995

		14,007,574

Virginia — 2.0%
County of Fairfax VA GO
Series B, 4.00%, 04/01/19 (SAW)	860	871,945
Series B, 5.00%, 04/01/23 (SAW)	4,000	4,527,400
County of Loudoun VA GO, Series B, 5.00%, 11/01/19	1,980	2,055,102
Virginia College Building Authority RB
Series A, 5.00%, 02/01/19	7,000	7,096,810
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,100	1,236,004
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23.	1,000	1,138,710
5.00%, 09/15/23 (PR 03/15/23)	2,700	3,047,706
5.00%, 05/15/27 (PR 05/15/21) (SAP)	5,000	5,418,850
5.00%, 05/15/34 (PR 05/15/21) (SAP)	1,055	1,143,377
Series A, 5.00%, 05/15/23	200	226,368
Virginia Public School Authority RB
4.00%, 08/01/19 (SAW)	1,120	1,143,341
4.00%, 08/01/20 (SAW)	2,500	2,604,450
Series C, 5.00%, 08/01/22 (Call 08/01/19) (SAW)	1,240	1,276,146

		31,786,209

Washington — 2.9%
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 02/01/19	500	506,960
Series B, 5.00%, 02/01/20	1,500	1,567,800
County of King WA Sewer Revenue RB, 5.00%, 01/01/39 (PR 01/01/19)	3,035	3,068,142
Energy Northwest RB
Series A, 5.00%, 07/01/19	1,735	1,782,660
Series A, 5.00%, 07/01/20	305	322,922
Series A, 5.00%, 07/01/21	3,185	3,457,731
Series A, 5.00%, 07/01/22	1,195	1,327,191
Series A, 5.00%, 07/01/22 (Call 07/01/21)	2,205	2,387,486
Series A, 5.00%, 07/01/23	1,000	1,132,800
State of Washington GO
5.00%, 07/01/19	500	513,735
5.00%, 02/601/20	1,000	1,045,910
Series 2010-B, 5.00%, 08/01/34 (PR 08/01/19)	1,500	1,545,090
Series 2010E, 5.00%, 02/01/20	2,500	2,614,775
Series 2011A, 5.00%, 08/01/33 (PR 08/01/20)	4,000	4,243,320
Series 2012-A, 5.00%, 07/01/19	2,500	2,568,675
Series A, 5.00%, 08/01/29 (PR 08/01/21)	200	217,738
Series B, 5.00%, 07/01/22	2,800	3,108,644

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series C, 5.00%, 07/01/23 (Call 07/01/20)	$2,505	$2,646,157
Series C, 5.50%, 07/01/23	715	804,911
Series R-2010A, 5.00%, 01/01/21 (PR 01/01/19)	1,000	1,011,080
Series R-2011A, 5.00%, 01/01/21	1,000	1,072,670
Series R-2011B, 5.00%, 07/01/20	520	550,358
Series R-2012C, 5.00%, 07/01/20	1,000	1,058,380
Series R-2015, 5.00%, 07/01/21	1,000	1,085,920
Series R-2015-C, 5.00%, 07/01/20	1,000	1,058,380
Series R-2017A, 5.00%, 08/01/21	1,625	1,768,163
State of Washington RB
5.00%, 09/01/19	500	516,110
5.00%, 09/01/20	1,010	1,072,862
5.00%, 09/01/21	300	326,166
Series C, 5.00%, 09/01/18	500	500,000
Series F, 5.00%, 09/01/20	1,045	1,110,041
Series F, 5.00%, 09/01/22	1,405	1,560,688

		47,553,465

Wisconsin — 2.1%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, Series 1, 5.00%, 06/01/20, (ETM)	3,060	3,226,800
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/19	2,900	2,972,732
State of Wisconsin GO
Series 1, 5.00%, 05/01/19	1,200	1,226,640
Series 1, 5.00%, 05/01/20	1,000	1,053,460
Series 1, 5.00%, 05/01/21	1,600	1,730,848
Series 1, 5.00%, 11/01/21	2,000	2,188,980
Series 1, 5.00%, 05/01/23	2,000	2,260,660
Series 2, 5.00%, 11/01/18	4,575	4,599,796
Series 2, 5.00%, 11/01/19	2,175	2,258,259
Series 2, 5.00%, 11/01/21	2,000	2,188,980
Series 2, 5.00%, 11/01/22	2,000	2,237,220

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 4, 5.00%, 05/01/20	$1,000	$1,053,460
State of Wisconsin RB, Series A, 5.00%, 05/01/22
(Call 05/01/19) (SAP)	685	700,022
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	2,000	2,172,980
Series 1, 5.00%, 07/01/22	1,765	1,960,933
Series A, 5.00%, 07/01/20 (AGM)	560	592,693
Series I, 5.00%, 07/01/19 (NPFGC-FGIC)	290	297,920
Series I, 5.00%, 07/01/20 (NPFGC)	960	1,016,045

		33,738,428

Total Municipal Debt Obligations — 98.5%
(Cost: $1,601,841,107)		1,593,552,475

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 1.35%(d)(e)	3,888	3,888,186

Total Short-Term Investments — 0.2% (Cost: $3,887,806)		3,888,186

Total Investments in Securities — 98.7% (Cost: $1,605,728,913)		1,597,440,661

Other Assets, Less Liabilities — 1.3%		20,289,403

Net Assets — 100.0%		$1,617,730,064

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	3,910	(22)	3,888	$3,888,186	$107,147	$546	$(22)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
August 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,593,552,475	$—	$1,593,552,475
Money Market Funds	3,888,186	—	—	3,888,186

	$3,888,186	$1,593,552,475	$—	$1,597,440,661

See notes to financial statements.

64	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® New York Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 98.8%
Battery Park City Authority RB
Series A, 5.00%, 11/01/21	$1,115	$1,225,396
Series A, 5.00%, 11/01/22	365	410,154
Series A, 5.00%, 11/01/23	200	229,460
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,097,180
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40 (PR 01/15/20)	125	132,828
6.38%, 07/15/43 (PR 01/15/20)	700	745,003
City of New York NY GO
Series 1, 5.00%, 08/01/23	250	283,122
Series A, 5.00%, 08/01/21	500	543,310
Series A, 5.00%, 08/01/22	500	555,280
Series A, 5.00%, 08/01/23	400	452,996
Series A, 5.00%, 08/01/26 (Call 02/01/24)	350	397,197
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	290,612
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,183,570
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	250	270,548
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	200	215,910
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	500	552,185
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	571,795
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	566,140
Series B, 5.00%, 08/01/20	100	105,947
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	649,140
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	282,932
Series B-1, 5.25%, 09/01/20 (Call 09/21/18)	195	195,332
Series C, 5.00%, 08/01/19	680	700,196
Series C, 5.00%, 08/01/20	500	529,735
Series C, 5.00%, 08/01/21 (Call 08/01/19)	300	309,213
Series C, 5.00%, 08/01/23	500	566,245
Series C, 5.00%, 08/01/26	1,000	1,177,520
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	580,715
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	757,469
Series C, 5.00%, 08/01/31 (Call 02/01/28)	1,900	2,228,054
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	282,352
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	500	542,450
Series E, 5.00%, 08/01/23	740	838,043
Series E, 5.00%, 08/01/24	470	540,533
Series E, 5.00%, 08/01/27 (Call 08/01/19)	355	365,380
Series E, 5.00%, 08/01/27 (PR 08/01/19)	145	149,479
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	414,392
Series E-1, 4.00%, 03/01/42 (Call 03/01/28)	1,010	1,045,512
Series F, 5.00%, 08/01/21	240	260,789
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	272,328
Series F-1, 5.00%, 03/01/32 (Call 03/01/23)	350	387,247
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	564,815
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	500	550,530
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	570,150
Series F-3, 5.00%, 12/01/25	500	585,895
Series G-1, 5.00%, 04/01/22	500	551,460
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,099,290
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	250	274,640
Series H-1, 5.00%, 03/01/23 (Call 03/01/19)	490	498,056
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,109,370
Series I, 5.00%, 08/01/27 (Call 08/01/22)	725	802,850
Series I-1, 5.00%, 04/01/23 (Call 04/01/19)	160	163,066
Series J, 5.00%, 08/01/19	250	257,425
Series J, 5.00%, 08/01/21	600	651,972
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,263,108

Security	Par (000)	Value

New York (continued)
Series J, 5.00%, 08/01/32 (Call 08/01/24)	$525	$592,940
Series J-1, 5.00%, 05/15/33 (Call 05/15/19)	240	245,203
Series J-1, 5.00%, 05/15/33 (PR 05/15/19)	160	163,862
Series J-1, 5.00%, 05/15/36 (Call 05/15/19)	685	699,563
Series J-1, 5.00%, 05/15/36 (PR 05/15/19)	220	225,311
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	500	546,115
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	542,640
Series C, 5.00%, 10/01/21	500	543,850
Series C, 5.00%, 10/01/27	975	1,148,345
County of Westchester NY GOL, Series A, 5.00%, 01/01/22	600	662,244
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	853,020
Erie County Industrial Development Agency (The) RB, Series A, 5.00%, 05/01/31 (PR 05/01/19) (SAW)	100	102,279
Hudson Yards Infrastructure Corp. RB 5.25%, 02/15/47 (Call 02/15/21)	480	513,581
5.25%, 02/15/47 (PR 02/15/21)	20	21,683
5.75%, 02/15/47 (Call 02/15/21)	385	417,348
5.75%, 02/15/47 (PR 02/15/21)	615	674,071
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,235,544
Series A, 5.00%, 02/15/23	250	281,852
Series A, 5.00%, 02/15/26	200	234,658
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	469,048
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	115,952
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	574,505
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,601,866
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	567,710
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	226,768
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	226,294
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	733,915
Long Island Power Authority RB
5.00%, 09/01/42 (Call 09/01/27)	1,000	1,131,300
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	827,032
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	277,655
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,000	1,083,680
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,106,000
Series A, 5.50%, 04/01/22 (PR 04/01/19)	500	511,435
Series A, 5.50%, 05/01/33 (PR 05/01/19) (BHAC)	1,760	1,805,250
Series A, 5.75%, 04/01/39 (PR 04/01/19)	380	389,230
Series A, 6.25%, 04/01/33 (PR 04/01/19)	250	256,780
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	274,785
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,112,298
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	560,380
Series B, 5.25%, 04/01/19 (ETM)	290	296,178
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(a)	850	559,427
Series A, 5.00%, 11/15/18	250	251,680
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	279,062
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	500,436
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	364,035
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	549,930
Series A, 5.50%, 11/15/39 (PR 11/15/18)	700	705,530
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,468,958
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	380,961
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,103,670
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	224,280
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	581,620
Series B, 5.00%, 11/15/22	600	667,200
Series B, 5.00%, 11/15/24	500	573,155

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 11/15/25	$250	$289,485
Series B, 5.00%, 11/15/26	625	730,019
Series B, 5.00%, 11/15/34 (PR 11/15/19)	650	676,266
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,500	1,686,300
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	440,692
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,157,010
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	713,084
Series C, 5.00%, 11/15/22	260	289,120
Series C, 5.00%, 11/15/22 (ETM)	150	168,917
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	300,256
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	253,375
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,297,752
Series C, 6.25%, 11/15/23 (Call 11/15/18)	20	20,185
Series C, 6.25%, 11/15/23 (PR 11/15/18)	80	80,748
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,101,700
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	411,988
Series C-1, 5.00%, 11/15/25	200	231,588
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	391,615
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,380,924
Series C-2, 0.00%, 11/15/29(a)	1,000	691,700
Series C-2, 4.00%, 11/15/33 (Put 08/15/20)(b)(c)	150	155,693
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	250	261,208
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	257,783
Series D, 5.00%, 11/15/19	690	716,710
Series D, 5.00%, 11/15/25 (Call 11/15/22)	230	255,272
Series D, 5.00%, 11/15/27 (Call 11/15/19)	270	280,190
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	551,560
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	979,908
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	573,325
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,015	1,087,958
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	274,883
Series D, 5.25%, 11/15/28 (PR 11/15/20)	700	754,075
Series D-1, 5.00%, 11/01/22	250	277,753
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	1,001,565
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	106,904
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	98,228
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	591,208
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	275,255
Monroe County Industrial Development Corp./NY RB, Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,607,133
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,081,490
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,285	1,445,394
Nassau County Sewer & Storm Water Finance Authority RB
Series A, 5.13%, 11/01/23 (PR 11/01/18) (BHAC)	250	251,395
Series A, 5.38%, 11/01/28 (PR 11/01/18) (BHAC)	235	236,403
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	483,706
New York City Industrial Development Agency RB
1.54%, 07/01/25 (Put 09/05/18)(b)(c)	600	600,000
4.50%, 03/01/39 (Call 09/01/18) (FGIC)	270	270,194
5.00%, 03/01/31 (Call 09/01/18) (FGIC)	210	211,392
5.00%, 03/01/36 (Call 09/01/18) (NPFGC)	275	275,454
5.00%, 03/01/46 (Call 09/01/18) (FGIC)	455	457,302
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	373,194
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	452,668
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	425	471,019

Security	Par (000)	Value

New York (continued)
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	$560	$624,842
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	558,945
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	391,552
Series S-3, 5.25%, 01/15/30 (Call 01/15/19) (SAW)	500	506,365
Series S-4, 5.50%, 01/15/39 (Call 01/15/19) (SAW)	500	506,670
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	589,005
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/32 (Call 05/01/26)	500	572,710
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,125,660
Series A, 5.00%, 11/01/21	500	546,920
Series A, 5.00%, 11/01/23 (Call 05/01/20)	250	263,323
Series A, 5.00%, 08/01/24	500	577,725
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	436,768
Series A, 5.00%, 05/01/29 (PR 05/01/19)	150	153,369
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	389,914
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	386,991
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	368,579
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,127,870
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	444,396
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,148,520
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	416,112
Series B, 5.00%, 11/01/18	1,005	1,010,367
Series B, 5.00%, 11/01/19	400	415,360
Series B, 5.00%, 11/01/20	350	374,181
Series B, 5.00%, 11/01/20 (Call 11/01/19)	125	129,874
Series B, 5.00%, 11/01/20 (PR 11/01/19)	50	51,926
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	304,950
.Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,350	1,405,431
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	580,355
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	571,470
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,158,650
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	500	568,085
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,683,120
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	564,645
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,136,010
Series C, 5.00%, 11/01/21	500	546,920
Series C, 5.00%, 11/01/25 (Call 05/01/25)	500	583,865
Series C, 5.00%, 11/01/26	115	136,182
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	583,200
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,173,060
Series C, 5.00%, 11/01/33 (Call 11/01/20)	430	458,389
Series C, 5.00%, 11/01/39 (Call 11/01/20)	250	265,903
Series C-1, 5.00%, 05/01/23	500	564,925
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	500	587,395
Series D, 5.00%, 02/01/25 (Call 02/01/21)	155	166,244
Series D, 5.00%, 02/01/27 (Call 02/01/21)	250	267,648
Series D, 5.00%, 02/01/31 (Call 02/01/21)	300	320,592
Series D, 5.00%, 02/01/35 (Call 02/01/21)	500	533,100
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	124,281
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	867,247
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	567,015
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,721,385
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	227,766
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	561,360
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,556,856
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	270,278
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,144,870
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	729,127
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	357,783

66	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Trust for Cultural Resources RB, Series A-1, 5.00%, 04/01/31 (PR 10/01/18)	$500	$501,305
New York City Water & Sewer System RB
5.00%, 06/15/47 (Call 06/15/23)	370	406,671
5.00%, 06/15/47 (PR 06/15/23)	330	376,018
5.38%, 06/15/43 (Call 12/15/20)	125	134,576
Series AA, 5.00%, 06/15/24	200	230,690
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	456,485
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	150	163,031
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	408,504
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	610	643,105
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	540,560
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	214,418
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	558,945
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	504,211
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	709,962
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	582,100
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	1,100	1,188,869
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	264,060
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,112,620
Series DD, 5.00%, 06/15/21	500	543,290
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	500	569,150
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	205	228,132
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	560,545
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	500	560,835
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	558,565
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,698,420
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	546,665
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	574,150
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	344,334
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	509,820
Series FF, 5.00%, 06/15/25 (Call 06/15/20)	500	528,760
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	1,360	1,526,532
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,357,700
Series FF-2, 5.00%, 06/15/40 (Call 06/15/19)	250	255,830
Series GG, 5.00%, 06/15/26 (Call 06/15/21)	260	281,039
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	562,855
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	304,721
Series GG-1, 5.00%, 06/15/39 (Call 06/15/19)	1,675	1,714,982
Series GG-1, 5.25%, 06/15/32 (Call 06/15/19)	750	769,342
Series GG-2, 5.25%, 06/15/40 (Call 06/15/19)	115	118,038
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	750	810,690
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	160	172,632
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	281,440
Series A, 0.00%, 11/15/48(a)	500	145,515
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	562,100
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21) (GOI)	1,270	1,374,699
5.25%, 12/15/43 (Call 12/15/21) (GOI)	740	810,729
5.75%, 11/15/51 (Call 11/15/21)	90	99,771
New York Local Government Assistance Corp. RB
Series A, 5.00%, 04/01/19	510	520,129
Series A, 5.00%, 04/01/20	1,500	1,578,615
Series A, 5.00%, 04/01/21	500	541,350
Series A-5/6, 5.50%, 04/01/19	325	332,374
Series B, 5.00%, 04/01/19 (GOI)	305	311,057
New York Municipal Bond Bank Agency RB
5.00%, 12/01/19 (SAW)	50	52,038
5.00%, 12/01/21 (SAW)	1,000	1,098,230

Security	Par (000)	Value

New York (continued)
New York Power Authority (The) RB
Series A, 4.50%, 11/15/47 (Call 11/15/18) (NPFGC)	$355	$355,745
Series A, 5.00%, 11/15/22	600	672,570
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	410	446,273
Series C, 5.00%, 11/15/20 (Call 11/15/18) (NPFGC)	1,090	1,092,845
Series C, 5.00%, 11/15/21 (Call 11/15/18) (NPFGC)	350	350,913
New York State Dormitory Authority RB
1.53%, 11/01/34 (Put 09/06/18)(b)(c)	500	500,000
Series 1, 5.50%, 07/01/40 (AMBAC)	400	516,996
Series A, 1.47%, 07/01/31 (Put 09/04/18)(b)(c)	125	125,000
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	516,005
Series A, 5.00%, 03/15/20	800	840,016
Series A, 5.00%, 05/15/20	520	548,980
Series A, 5.00%, 12/15/20	150	160,871
Series A, 5.00%, 03/15/21	825	889,944
Series A, 5.00%, 07/01/22 (Call 07/01/19)	460	472,908
Series A, 5.00%, 02/15/24	1,000	1,145,130
Series A, 5.00%, 03/15/24	500	573,895
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	279,940
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,117,150
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	403,394
Series A, 5.00%, 07/01/26	1,000	1,182,040
Series A, 5.00%, 10/01/26	255	306,288
Series A, 5.00%, 10/01/27	500	608,135
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	391,122
Series A, 5.00%, 10/01/28	500	614,685
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	640,619
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	456,520
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	555,760
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,137,440
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	384,003
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	562,030
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	569,700
Series A, 5.00%, 07/01/37 (Call 07/01/22)	760	827,160
Series A, 5.00%, 03/15/38 (Call 03/15/23)	500	552,065
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	564,180
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	279,262
Series A, 5.00%, 10/01/41 (Call 04/01/21)	500	534,560
Series A, 5.00%, 02/15/43 (Call 02/15/23)	500	548,070
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,025	1,133,814
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	557,325
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	109,856
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	278,195
Series A, 5.00%, 10/01/47	300	394,188
Series A, 5.00%, 10/01/48	500	659,005
Series A-2, 5.00%, 10/01/46	225	294,658
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	822,118
Series B, 5.00%, 10/01/22	125	140,428
Series B, 5.00%, 02/15/26 .	1,000	1,173,290
Series B, 5.00%, 03/15/28 (PR 03/15/19)	200	203,654
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,136,460
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	876,510
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,146,274
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	562,560
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,150,780
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	479,094
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	543,895
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	572,025
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	557,575
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	588,120

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 03/15/42 (Call 03/15/22)	$600	$649,920
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,135,700
Series C, 5.00%, 03/15/29 (Call 03/15/21)	220	236,133
Series C, 5.00%, 03/15/31 (Call 03/15/21)	250	268,205
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	560,045
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,161,070
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	577,400
Series C, 5.00%, 03/15/41 (Call 03/15/21)	500	533,345
Series C, 5.50%, 07/01/23 (NPFGC)	200	225,342
Series D, 5.00%, 02/15/23	200	225,030
Series D, 5.00%, 02/15/25	400	464,600
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	234,720
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	324,600
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	270,330
Series E, 5.00%, 02/15/23	500	562,575
Series E, 5.00%, 02/15/24	1,000	1,145,130
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,147,010
Series E, 6.13%, 01/01/31 (Call 01/01/19)	250	253,670
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM)	400	442,568
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46 (Call 06/15/26)	1,045	1,080,269
5.00%, 06/15/19	675	693,076
5.00%, 06/15/46 (Call 06/15/27)	835	955,374
Series A, 4.00%, 06/15/26 (Call 06/15/22)	420	447,565
Series A, 5.00%, 06/15/19	600	616,068
Series A, 5.00%, 06/15/20	1,065	1,127,995
Series A, 5.00%, 06/15/22	375	418,046
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	711,232
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	708,768
Series A, 5.00%, 06/15/34 (Call 06/15/19)	180	184,354
Series A, 5.00%, 06/15/35 (Call 06/15/27)	1,200	1,395,012
Series A, 5.13%, 06/15/38 (Call 06/15/19)	120	122,980
Series B, 5.00%, 06/15/36 (Call 06/15/21)	500	539,755
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	96,827
Series D, 5.00%, 06/15/22	520	579,691
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,143,340
New York State Thruway Authority Highway & Bridge Trust
Fund RB, Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	200	214,446
New York State Thruway Authority RB
5.00%, 01/01/31 (Call 01/01/25)	250	282,585
5.00%, 01/01/32 (Call 01/01/25)	340	383,683
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	595,764
Series A, 5.00%, 05/01/19	2,700	2,757,969
Series A, 5.00%, 03/15/20	230	241,505
Series A, 5.00%, 03/15/21 (Call 09/15/20)	85	90,568
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	272,543
Series A, 5.00%, 03/15/26 (PR 09/15/18)	300	300,303
Series A, 5.00%, 03/15/29 (Call 09/15/20)	250	265,808
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	554,525
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	662,148
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,114,966
Series B, 5.50%, 04/01/20 (AMBAC)	260	275,428
Series C, 5.25%, 03/15/19	250	254,868
Series I, 5.00%, 01/01/37 (Call 01/01/22)	300	324,057
Series I, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,077,860
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	528,207
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	523,775
Series L, 5.00%, 01/01/21	250	268,228
Series L, 5.00%, 01/01/25	200	231,216
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	932,326

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp. RB
5.00%, 03/15/28 (Call 03/15/19)	$30	$30,510
5.00%, 03/15/28 (PR 03/15/19)	220	224,079
Series A, 5.00%, 03/15/19	725	738,174
Series A, 5.00%, 03/15/20	1,000	1,050,020
Series A, 5.00%, 03/15/22	545	601,598
Series A, 5.00%, 03/15/23	1,570	1,769,280
Series A, 5.00%, 03/15/25	350	407,204
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	181,207
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	866,490
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	268,013
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	459,060
Series A, 5.00%, 03/15/32 (Call 03/15/26)	600	686,400
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	577,595
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	396,424
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	226,916
Series A-1, 5.00%, 03/15/21	450	485,077
Series A-1, 5.00%, 03/15/22	400	441,540
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	582,416
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	263,484
Series B-1, 5.00%, 03/15/36 (PR 03/15/19)	250	254,635
Series B-1, 5.25%, 03/15/38 (PR 03/15/19)	120	122,382
Series C, 4.00%, 03/15/47 (Call 09/15/27)	500	514,905
Series C, 5.00%, 12/15/18	195	196,880
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	785,953
Series C, 5.00%, 03/15/27	285	338,691
Series C, 5.00%, 03/15/39 (Call 09/15/27)	500	570,500
Series D, 5.25%, 01/01/20 (Call 01/01/19)	650	657,468
Series D, 5.50%, 01/01/19	400	405,124
Series D, 5.63%, 01/01/28 (Call 01/01/19)	400	405,192
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	112,141
Port Authority of New York & New Jersey RB
4.00%, 12/15/40 (Call 06/15/24)	400	413,752
4.00%, 06/15/44 (Call 06/15/24)	250	258,063
5.00%, 09/01/34 (Call 09/01/24) (GOI)	250	283,077
5.00%, 07/15/35 (Call 07/15/28)	500	586,195
5.00%, 09/01/36 (Call 09/01/24) (GOI)	400	450,560
Series 116, 4.00%, 09/15/31 (Call 09/15/19)	500	511,150
Series 116, 4.50%, 09/15/39 (Call 09/15/19) (GOI)	475	486,481
Series 116, 5.00%, 09/15/36 (Call 09/15/19) (GOI)	200	206,674
Series 116, 5.00%, 01/15/41 (Call 01/15/21) (GOI)	250	264,530
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	275	291,030
Series 173, 4.00%, 12/01/31 (Call 06/01/22) (GOI)	250	262,023
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	177,619
Series 190, 5.00%, 05/01/33 (Call 05/01/20)	250	262,943
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,163,340
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	500	572,895
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	563,255
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,132,650
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	574,900
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	750	850,282
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	562,050
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	405	464,041
Series 5, 5.38%, 03/01/28 (GOI)	500	582,440
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/18	1,250	1,254,912
Series A, 5.00%, 10/15/19	935	970,380
Series A, 5.00%, 10/15/20	1,535	1,639,242
Series A, 5.00%, 10/15/21	425	465,961
Series A, 5.00%, 10/15/22	100	112,075

68	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 10/15/23	$300	$343,671
Series A, 5.00%, 10/15/24	1,750	2,036,335
Series A, 5.00%, 10/15/26 (Call 10/15/24)	750	866,662
Series A, 5.00%, 10/15/28 (Call 10/15/24)	1,750	2,020,060
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,587,667
State of New York GO
Series A, 4.00%, 03/01/38 (Call 03/01/23)	200	207,574
Series A, 5.00%, 02/15/34 (Call 02/15/19)	475	481,968
Series A, 5.00%, 02/15/39 (Call 02/15/19)	450	456,480
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,068,760
Series A, 4.00%, 06/01/41 (Call 06/01/28)	2,000	2,097,000
Syracuse Industrial Development Agency RB, Series A-2,
1.52%, 12/01/37 (Put 09/04/18)(b)(c)	300	300,000
Triborough Bridge & Tunnel Authority RB
Series A, 0.00%, 11/15/30(a)	445	293,228
Series A, 0.00%, 11/15/32(a)	200	120,694
Series A, 5.00%, 11/15/22	150	167,757
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	82,636
Series A, 5.00%, 11/15/24	200	233,140
Series A, 5.00%, 11/15/24 (Call 05/15/23)	125	141,181
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	561,155
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	386,071
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	281,077
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	575,835
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,549,556
Series A, 5.00%, 11/15/47 (Call 05/15/27)	1,500	1,702,230
Series A, 5.25%, 01/01/28 (PR 01/01/22) (GOI)	425	472,213
Series B, 0.00%, 11/15/32(a)	700	427,168
Series B, 4.00%, 11/15/21	200	213,596
Series B, 5.00%, 11/15/19	675	702,358
Series B, 5.00%, 11/15/20	1,765	1,891,092
Series B, 5.00%, 11/15/21	400	439,552
Series B, 5.00%, 11/15/22	500	561,980
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	794,355
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	463,065
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,167,850
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	374,943

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 11/15/37 (Call 05/15/27)	$400	$458,828
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	285,947
Series B, 5.50%, 01/01/30 (PR 01/01/22) (GOI)	945	1,034,151
Series C, 5.00%, 11/15/38 (Call 11/15/19)	210	211,436
Series C, 5.00%, 11/15/38 (PR 11/15/18)	340	342,360
Series D, 5.00%, 11/15/31 (Call 11/15/19)	250	251,710
Series D, 5.00%, 11/15/31 (PR 11/15/18)	400	402,776
Series E, 5.50%, 11/15/19 (NPFGC)	255	266,557
Utility Debt Securitization Authority RB
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,156,010
5.00%, 12/15/35 (Call 12/15/25)	600	687,618
5.00%, 12/15/36 (Call 12/15/25)	150	171,479
5.00%, 12/15/37 (Call 12/15/25)	750	855,802
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,394,112
5.00%, 12/15/41 (Call 12/15/27)	255	295,354
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	431,437
Series B, 5.00%, 12/15/22 (Call 12/15/20)	505	541,481
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	650,760
Series B, 5.00%, 12/15/24 (Call 12/15/22)	200	224,914
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,422,787
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	851,272
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,123,380
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	1,995	2,226,500
Westchester County Industrial Development Agency RB,
Series B, 1.53%, 07/01/30 (Put 09/06/18)(b)(c)	460	460,000

		302,434,650

Total Municipal Debt Obligations — 98.8% (Cost: $301,602,292)		302,434,650

Total Investments in Securities — 98.8% (Cost: $301,602,292)		302,434,650

Other Assets, Less Liabilities — 1.2%		3,557,796

Net Assets — 100.0%		$305,992,446

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$302,434,650	$—	$302,434,650

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	69

Statements of Assets and Liabilities (unaudited)

August 31, 2018

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF	iShares New York Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,090,397,812	$9,850,144,391	$1,593,552,475	$302,434,650
Affiliated(b)	—	38,560,226	3,888,186	—
Cash	89,226	—	5,255,364	188,532
Receivables:
Capital shares sold	—	—	5,254,989	—
Dividends	—	61,053	30,136	—
Interest	12,563,416	110,351,816	19,045,404	3,433,917

Total assets	1,103,050,454	9,999,117,486	1,627,026,554	306,057,099

LIABILITIES
Payables:
Investments purchased	1,111,240	24,848,219	9,201,380	—
Investment advisory fees	230,076	588,309	95,110	64,653

Total liabilities	1,341,316	25,436,528	9,296,490	64,653

NET ASSETS	$1,101,709,138	$9,973,680,958	$1,617,730,064	$305,992,446

NET ASSETS CONSIST OF:
Paid-in capital	$1,090,279,005	$9,939,702,752	$1,624,918,979	$304,566,931
Undistributed net investment income	1,916,655	21,220,031	2,367,303	606,446
Accumulated net realized loss	(43,943)	(33,521,973)	(1,267,966)	(13,288)
Net unrealized appreciation (depreciation)	9,557,421	46,280,148	(8,288,252)	832,357

NET ASSETS	$1,101,709,138	$9,973,680,958	$1,617,730,064	$305,992,446

Shares outstanding	18,850,000	91,600,000	15,400,000	5,600,000

Net asset value	$58.45	$108.88	$105.05	$54.64

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$1,080,840,391	$9,803,866,201	$1,601,841,107	$301,602,292
(b) Investments, at cost — Affiliated	$—	$38,558,268	$3,887,806	$—

See notes to financial statements.

70	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended August 31, 2018

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF	iShares New York Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$—	$273,210	$107,147	$—
Interest — Unaffiliated	11,761,295	122,241,502	10,878,286	4,071,836

Total investment income	11,761,295	122,514,712	10,985,433	4,071,836

EXPENSES
Investment advisory fees	1,235,569	8,602,951	1,436,824	378,005

Total expenses	1,235,569	8,602,951	1,436,824	378,005
Less:
Investment advisory fees waived	—	(1,159,422)	(191,036)	—

Total expenses after fees waived	1,235,569	7,443,529	1,245,788	378,005

Net investment income	10,525,726	115,071,183	9,739,645	3,693,831

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	48,145	549,514	(188,704)	(5,089)
Investments —Affiliated	—	3,929	546	—
In-kind redemptions — Unaffiliated	—	(3,621,905)	(113,965)	—

Net realized gain (loss)	48,145	(3,068,462)	(302,123)	(5,089)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	4,793,827	21,858,422	1,773,135	(61,451)
Investments — Affiliated	—	(1,393)	(22)	—

Net change in unrealized appreciation (depreciation)	4,793,827	21,857,029	1,773,113	(61,451)

Net realized and unrealized gain (loss)	4,841,972	18,788,567	1,470,990	(66,540)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,367,698	$133,859,750	$11,210,635	$3,627,291

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Statements of Changes in Net Assets

	iShares California Muni Bond ETF		iShares National Muni Bond ETF
	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,525,726	$16,788,290	$115,071,183	$197,868,988
Net realized gain (loss)	48,145	297,416	(3,068,462)	101,094
Net change in unrealized appreciation (depreciation)	4,793,827	(2,129,230)	21,857,029	(50,317,161)

Net increase in net assets resulting from operations	15,367,698	14,956,476	133,859,750	147,652,921

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(10,281,640)	(16,515,297)	(113,342,159)	(195,264,102)

Decrease in net assets resulting from distributions to shareholders	(10,281,640)	(16,515,297)	(113,342,159)	(195,264,102)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	210,507,293	161,877,339	871,159,591	1,298,088,929

NET ASSETS
Total increase in net assets	215,593,351	160,318,518	891,677,182	1,250,477,748
Beginning of period	886,115,787	725,797,269	9,082,003,776	7,831,526,028

End of period	$1,101,709,138	$886,115,787	$9,973,680,958	$9,082,003,776

Undistributed net investment income included in net assets at end of period	$1,916,655	$1,672,569	$21,220,031	$19,491,007

See notes to financial statements.

72	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Short-Term National Muni Bond ETF		iShares New York Muni Bond ETF
	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,739,645	$14,534,175	$3,693,831	$6,529,956
Net realized gain (loss)	(302,123)	(167,278)	(5,089)	277,688
Net change in unrealized appreciation (depreciation)	1,773,113	(12,421,549)	(61,451)	(2,623,510)

Net increase in net assets resulting from operations	11,210,635	1,945,348	3,627,291	4,184,134

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(9,028,881)	(14,270,973)	(3,726,417)	(6,415,023)
From net realized gain	—	—	—	(247,622)

Decrease in net assets resulting from distributions to shareholders	(9,028,881)	(14,270,973)	(3,726,417)	(6,662,645)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	78,757,553	111,066,054	10,934,520	55,445,126

NET ASSETS
Total increase in net assets	80,939,307	98,740,429	10,835,394	52,966,615
Beginning of period	1,536,790,757	1,438,050,328	295,157,052	242,190,437

End of period	$1,617,730,064	$1,536,790,757	$305,992,446	$295,157,052

Undistributed net investment income included in net assets at end of period	$2,367,303	$1,656,539	$606,446	$639,032

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	73

Financial Highlights

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18(a)	Year Ended 02/28/17(a)	Year Ended 02/29/16(a)	Year Ended 02/28/15(a)	Year Ended 02/28/14(a)

Net asset value, beginning of period	$58.11		$58.06	$59.43	$58.83	$56.71	$58.09

Net investment income(b)	0.63		1.25	1.30	1.46	1.65	1.71
Net realized and unrealized gain (loss)(c)	0.33		0.04	(1.41)	0.64	2.11	(1.38)

Net increase (decrease) from investment operations	0.96		1.29	(0.11)	2.10	3.76	0.33

Distributions
From net investment income	(0.62)		(1.24)	(1.26)	(1.50)	(1.64)	(1.71)

Total distributions	(0.62)		(1.24)	(1.26)	(1.50)	(1.64)	(1.71)

Net asset value, end of period	$58.45		$58.11	$58.06	$59.43	$58.83	$56.71

Total Return
Based on net asset value	1.67	%(d)	2.21%	(0.21)%	3.69%	6.65%	0.67%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.13	%(e)	2.12%	2.19%	2.49%	2.83%	3.06%

Supplemental Data
Net assets, end of period (000)	$1,101,709		$886,116	$725,797	$505,177	$382,373	$249,546

Portfolio turnover rate(f)	26	%(d)	32%	25%	8%	6%	15%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$108.64		$108.92	$111.33	$110.30	$107.15	$111.51

Net investment income(a)	1.33		2.51	2.48	2.67	2.99	3.15
Net realized and unrealized gain (loss)(b)	0.22		(0.29)	(2.51)	1.12	3.14	(4.35)

Net increase (decrease) from investment operations	1.55		2.22	(0.03)	3.79	6.13	(1.20)

Distributions
From net investment income	(1.31)		(2.50)	(2.38)	(2.76)	(2.98)	(3.16)

Total distributions	(1.31)		(2.50)	(2.38)	(2.76)	(2.98)	(3.16)

Net asset value, end of period	$108.88		$108.64	$108.92	$111.33	$110.30	$107.15

Total Return
Based on net asset value	1.44	%(c)	2.04%	(0.05)%	3.54%	5.76%	(1.02)%

Ratios to Average Net Assets
Total expenses	0.18	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.16	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.42	%(d)	2.28%	2.23%	2.44%	2.74%	2.96%

Supplemental Data
Net assets, end of period (000)	$9,973,681		$9,082,004	$7,831,526	$6,268,018	$4,511,068	$3,161,011

Portfolio turnover rate(e)	5	%(c)	10%	8%	10%	5%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$104.90		$105.74	$106.40	$106.06	$106.55	$106.51

Net investment income(a)	0.66		1.03	0.84	0.81	0.80	0.88
Net realized and unrealized gain (loss)(b)	0.10		(0.86)	(0.71)	0.35	(0.49)	0.05

Net increase from investment operations	0.76		0.17	0.13	1.16	0.31	0.93

Distributions
From net investment income	(0.61)		(1.01)	(0.79)	(0.82)	(0.80)	(0.89)

Total distributions	(0.61)		(1.01)	(0.79)	(0.82)	(0.80)	(0.89)

Net asset value, end of period	$105.05		$104.90	$105.74	$106.40	$106.06	$106.55

Total Return
Based on net asset value	0.73	%(c)	0.16%	0.14%	1.13%	0.26%	0.88%

Ratios to Average Net Assets
Total expenses	0.18	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.16	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.24	%(d)	0.97%	0.79%	0.76%	0.76%	0.83%

Supplemental Data
Net assets, end of period (000)	$1,617,730		$1,536,791	$1,438,050	$1,010,753	$890,876	$820,448

Portfolio turnover rate(e)	17	%(c)	21%	19%	23%	23%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

76	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18(a)	Year Ended 02/28/17(a)	Year Ended 02/29/16(a)	Year Ended 02/28/15(a)	Year Ended 02/28/14(a)

Net asset value, beginning of period	$54.66		$55.04	$56.36	$55.76	$54.02	$55.95

Net investment income(b)	0.67		1.34	1.34	1.44	1.55	1.60
Net realized and unrealized gain (loss)(c)	(0.01)		(0.35)	(1.34)	0.61	1.75	(1.93)

Net increase (decrease) from investment operations	0.66		0.99	0.00	2.05	3.30	(0.33)

Distributions
From net investment income	(0.68)		(1.32)	(1.32)	(1.45)	(1.56)	(1.60)
From net realized gain	—		(0.05)	—	—	—	—

Total distributions	(0.68)		(1.37)	(1.32)	(1.45)	(1.56)	(1.60)

Net asset value, end of period	$54.64		$54.66	$55.04	$56.36	$55.76	$54.02

Total Return
Based on net asset value	1.22	%(d)	1.79%	(0.01)%	3.79%	6.13%	(0.53)%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.44	%(e)	2.40%	2.38%	2.60%	2.82%	2.99%

Supplemental Data
Net assets, end of period (000)	$305,992		$295,157	$242,190	$219,805	$167,265	$124,244

Portfolio turnover rate(f)	12	%(d)	31%	21%	11%	8%	7%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
Short-Term National Muni Bond	Diversified
New York Muni Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

78	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
California Muni Bond	0.25%
National Muni Bond	0.07
Short-Term National Muni Bond	0.07
New York Muni Bond	0.25

Prior to June 26, 2018, for its investment advisory services to each of the iShares National Muni Bond ETF and iShares Short-Term National Muni Bond ETF, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee, acquired fund fees and expenses, and any other fund expenses are a fund’s total annual operating expenses.

For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Effective June 1, 2018, BFA contractually agreed to waive its investment advisory fee for each of the iShares National Muni Bond ETF and iShares Short-Term National Muni Bond ETF through May 30, 2023 such that each Fund’s total annual operating expenses after fee waiver did not exceed 0.07% of average daily net assets. The contractual waiver for each Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with permanent annual advisory fee reductions for the Funds from 0.25% to 0.07%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the six months ended August 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$459,298,528	$248,730,089
National Muni Bond	647,437,251	503,259,380
Short-Term National Muni Bond	314,720,709	257,014,519
New York Muni Bond	47,026,006	35,034,720

For the six months ended August 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
National Muni Bond	$1,078,699,911	$282,743,176
Short-Term National Muni Bond	25,130,437	7,103,390

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
California Muni Bond	$89,210
National Muni Bond	30,316,830
Short-Term National Muni Bond	962,576

80	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$1,080,843,269	$14,563,047	$(5,008,504)	$9,554,543
National Muni Bond	9,842,561,149	118,534,379	(72,390,911)	46,143,468
Short-Term National Muni Bond	1,605,732,180	1,010,424	(9,301,943)	(8,291,519)
New York Muni Bond	301,602,292	3,477,354	(2,644,996)	832,358

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a municipal bond fund concentrates its investments in issuers located in a single state, it assumes the risk that economic, regulatory, political or social conditions affecting that state could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/18		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares		Amount
California Muni Bond
Shares sold	3,600,000	$210,507,293	2,750,000	(a)	$161,880,187
Shares redeemed	—	—	—		(2,848)

Net increase	3,600,000	$210,507,293	2,750,000		$161,877,339

National Muni Bond
Shares sold	11,000,000	$1,195,924,808	17,800,000		$1,965,733,780
Shares redeemed	(3,000,000)	(324,765,217)	(6,100,000)		(667,644,851)

Net increase	8,000,000	$871,159,591	11,700,000		$1,298,088,929

Short-Term National Muni Bond
Shares sold	850,000	$89,222,000	1,800,000		$190,071,704
Shares redeemed	(100,000)	(10,464,447)	(750,000)		(79,005,650)

Net increase	750,000	$78,757,553	1,050,000		$111,066,054

New York Muni Bond
Shares sold	200,000	$10,934,520	1,000,000	(a)	$55,445,126

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on October 17, 2017.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

I. iShares California Muni Bond ETF and iShares New York Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares National Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

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composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that during the June 12-14, 2018 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that, should additional material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Short-Term National Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide.

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At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that during the June 12-14, 2018 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that, should additional material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

		Total Cumulative Distributions for the Fiscal Year-to-Date			% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California Muni Bond	$0.619441	$—	$0.002135	$0.621576	100%	—%	0	%(a)	100%
New York Muni Bond	0.677565	—	0.003168	0.680733	100	—	0	(a)	100

(a)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	89

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	Ambac Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOI	General Obligation of the Issuer
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
PR	Prerefunded
PSF	Permanent School Fund
RADIAN-IBCC	Radian Asset Assurance — Insured Bond Custodial Certificate
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	91

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶  iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ

▶  iShares Short-Term Corporate Bond ETF | IGSB | NASDAQ

Fund Summary as of August 31, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF

Investment Objective

The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) (formerly the iShares U.S. Credit Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds, as represented by the ICE BofAML US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.58%	(1.15)%	3.48%	4.97%	(1.15)%	18.63%	62.49%
Fund Market	0.70	(1.30)	3.52	4.87	(1.30)	18.91	60.88
Index(a)	0.69	(0.95)	3.65	5.26	(0.95)	19.62	67.01
Bloomberg Barclays U.S. Credit Bond Index	0.65	(0.99)	3.64	5.26	(0.99)	19.58	66.95
ICE BofAML US Corporate Index	0.55	(1.00)	3.80	5.49	(1.00)	20.48	70.70

(a)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML US Corporate Index, which, effective as of August 1, 2018, replaced the Bloomberg Barclays U.S. Credit Bond Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/18)	(08/31/18)	the Period	(a)	(03/01/18)	(08/31/18)	the Period	(a)	Ratio
$ 1,000.00	$ 1,005.80	$ 0.51		$ 1,000.00	$ 1,024.70	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2018 (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.1%
Aa	10.4
A	38.5
Baa	45.0
Ba	2.9
Not Rated	1.1

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
1-2 Years	27.5%
2-3 Years	11.2
3-4 Years	9.7
4-5 Years	9.4
5-6 Years	6.8
6-7 Years	7.4
7-8 Years	6.8
8-9 Years	6.6
9-10 Years	4.6
10-11 Years	1.0
11-12 Years	0.3
12-13 Years	0.3
13-14 Years	0.5
14-15 Years	0.3
15-16 Years	0.4
16-17 Years	1.0
17-18 Years	1.2
18-19 Years	1.2
19-20 Years	1.9
20-21 Years	0.9
21-22 Years	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of August 31, 2018	iShares® Short-Term Corporate Bond ETF

Investment Objective

The iShares Short-Term Corporate Bond ETF (the “Fund”) (formerly the iShares 1-3 Year Credit Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years, as represented by the ICE BofAML 1-5 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.12%	0.45%	1.21%	2.25%	0.45%	6.20%	24.90%
Fund Market	1.18	0.37	1.17	2.13	0.37	6.00	23.42
Index(a)	1.20	0.71	1.48	2.64	0.71	7.64	29.78
Bloomberg Barclays U.S. 1-3 Year Credit Bond Index	1.09	0.59	1.46	2.63	0.59	7.51	29.63
ICE BofAML 1-5 Year US Corporate Index	1.07	0.11	2.15	3.66	0.11	11.25	43.27

(a)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML 1-5 Year US Corporate Index, which, effective as of August 1, 2018, replaced the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index as the underlying index of the Fund

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/18)	(08/31/18)	the Period	(a)	(03/01/18)	(08/31/18)	the Period	(a)	Ratio
$ 1,000.00	$1,011.20	$0.66		$1,000.00	$1,024.60	$0.66		0.13%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	1.2%
Aa	14.2
A	41.6
Baa	40.6
Ba	1.5
Not Rated	0.9

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
1-5 Years	97.2%
5-10 Years	2.6
More than 20 Years	0.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$262	$258,290
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	356	343,692
3.63%, 05/01/22	522	519,918
3.65%, 11/01/24 (Call 08/01/24)	200	195,634
4.45%, 08/15/20(a)	250	256,417
WPP Finance 2010
3.75%, 09/19/24	465	449,194
5.63%, 11/15/43	275	288,267

		2,311,412
Aerospace & Defense — 1.7%
Boeing Capital Corp., 4.70%, 10/27/19	110	112,467
Boeing Co. (The)
2.80%, 03/01/23 (Call 02/01/23)(a)	265	261,640
2.85%, 10/30/24 (Call 07/30/24)	465	452,684
3.25%, 03/01/28 (Call 12/01/27)(a)	390	381,420
3.55%, 03/01/38 (Call 09/01/37)(a)	130	125,960
4.88%, 02/15/20	200	206,358
5.88%, 02/15/40	254	320,734
Embraer Netherlands Finance BV, 5.05%, 06/15/25	919	919,009
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	50	47,011
2.13%, 08/15/26 (Call 05/15/26)	250	226,130
2.25%, 11/15/22 (Call 08/15/22)	350	336,413
2.63%, 11/15/27 (Call 08/15/27)	325	302,485
3.00%, 05/11/21	2,125	2,121,116
3.38%, 05/15/23 (Call 04/15/23)	160	160,809
3.50%, 05/15/25 (Call 03/15/25)	350	353,391
3.75%, 05/15/28 (Call 02/15/28)	210	213,224
3.88%, 07/15/21 (Call 04/15/21)(a)	176	179,430
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	20	19,699
4.85%, 04/27/35 (Call 10/27/34)	215	221,262
5.05%, 04/27/45 (Call 10/27/44)	325	342,583
L3 Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)	900	905,712
3.95%, 05/28/24 (Call 02/28/24)	42	41,761
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	25	24,709
2.90%, 03/01/25 (Call 12/01/24)	720	693,383
3.10%, 01/15/23 (Call 11/15/22)(a)	200	199,103
3.35%, 09/15/21	304	305,977
3.55%, 01/15/26 (Call 10/15/25)	548	544,767
3.60%, 03/01/35 (Call 09/01/34)	30	28,417
3.80%, 03/01/45 (Call 09/01/44)	400	370,557
4.07%, 12/15/42	384	372,946
4.25%, 11/15/19	60	60,977
4.50%, 05/15/36 (Call 11/15/35)	250	261,538
4.70%, 05/15/46 (Call 11/15/45)	628	669,312
Series B, 6.15%, 09/01/36	150	184,050
Northrop Grumman Corp.
2.08%, 10/15/20	200	195,904
2.55%, 10/15/22 (Call 09/15/22)	202	195,794
2.93%, 01/15/25 (Call 11/15/24)	1,121	1,068,382
3.20%, 02/01/27 (Call 11/01/26)	981	927,875
3.25%, 08/01/23(a)	55	54,556
3.25%, 01/15/28 (Call 10/15/27)	400	379,407

Security	Par (000)	Value

Aerospace & Defense (continued)
3.50%, 03/15/21	$232	$234,111
3.85%, 04/15/45 (Call 10/15/44)	225	206,152
4.03%, 10/15/47 (Call 04/15/47)	230	215,525
4.75%, 06/01/43	250	259,302
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	132	128,836
3.13%, 10/15/20	734	736,514
4.20%, 12/15/44 (Call 06/15/44)(a)	430	449,576
4.70%, 12/15/41	25	27,835
4.88%, 10/15/40(a)	130	148,116
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	350	341,765
3.20%, 03/15/24 (Call 01/15/24)(a)	106	102,919
3.50%, 03/15/27 (Call 12/15/26)	615	589,532
3.70%, 12/15/23 (Call 09/15/23)	100	100,128
4.35%, 04/15/47 (Call 10/15/46)(a)	510	495,683
4.80%, 12/15/43 (Call 06/15/43)	100	102,781
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	415	398,762
3.10%, 06/01/22	1,551	1,531,642
3.13%, 05/04/27 (Call 02/04/27)(a)	325	305,615
3.35%, 08/16/21	25	25,107
3.65%, 08/16/23 (Call 07/16/23)	350	351,469
3.75%, 11/01/46 (Call 05/01/46)(a)	460	407,321
3.95%, 08/16/25 (Call 06/16/25)	35	35,181
4.05%, 05/04/47 (Call 11/04/46)	250	232,319
4.13%, 11/16/28 (Call 08/16/28)	230	230,100
4.15%, 05/15/45 (Call 11/16/44)	316	297,597
4.45%, 11/16/38 (Call 05/16/38)	70	69,745
4.50%, 04/15/20	1,274	1,303,163
4.50%, 06/01/42	685	679,253
4.63%, 11/16/48 (Call 05/16/48)	250	253,039
5.40%, 05/01/35	90	99,458
5.70%, 04/15/40	350	398,874
6.05%, 06/01/36	295	345,866
6.13%, 07/15/38	100	118,004
6.70%, 08/01/28	150	180,679
7.50%, 09/15/29	75	96,645

		26,287,566
Agriculture — 1.1%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)(a)	350	348,555
2.63%, 09/16/26 (Call 06/16/26)(a)	250	230,419
2.85%, 08/09/22	485	476,163
3.88%, 09/16/46 (Call 03/16/46)	495	440,794
4.00%, 01/31/24	600	613,148
4.25%, 08/09/42(a)	390	364,273
4.75%, 05/05/21	490	509,510
5.38%, 01/31/44	510	558,642
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	449	415,185
4.02%, 04/16/43	245	239,936
BAT Capital Corp.
2.30%, 08/14/20(b)	340	333,420
2.76%, 08/15/22 (Call 07/15/22)(b)	272	263,601
3.22%, 08/15/24 (Call 06/15/24)(b)	560	536,042
3.56%, 08/15/27 (Call 05/15/27)(b)	555	519,790
4.39%, 08/15/37 (Call 02/15/37)(b)	186	173,421
4.54%, 08/15/47 (Call 02/15/47)(b)	785	726,023

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)(a)	$150	$145,003
3.25%, 08/15/26 (Call 05/15/26)	190	173,707
3.75%, 09/25/27 (Call 06/25/27)	300	280,209
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)(a)	125	121,182
2.00%, 02/21/20	110	108,561
2.13%, 05/10/23 (Call 03/10/23)	285	268,448
2.38%, 08/17/22 (Call 07/17/22)	341	329,163
2.50%, 08/22/22	197	190,728
2.50%, 11/02/22 (Call 10/02/22)(a)	300	290,019
2.75%, 02/25/26 (Call 11/25/25)	319	299,157
2.90%, 11/15/21	497	493,073
3.13%, 08/17/27 (Call 05/17/27)	100	95,881
3.13%, 03/02/28 (Call 12/02/27)(a)	320	306,146
3.25%, 11/10/24(a)	415	408,284
3.38%, 08/11/25 (Call 05/11/25)	10	9,790
3.88%, 08/21/42	8	7,307
4.13%, 05/17/21(a)	200	204,667
4.13%, 03/04/43	628	592,841
4.25%, 11/10/44	361	344,741
4.38%, 11/15/41	327	320,540
4.88%, 11/15/43	350	364,046
6.38%, 05/16/38	285	344,841
Reynolds American Inc.
3.25%, 06/12/20	625	624,256
4.45%, 06/12/25 (Call 03/12/25)	2,270	2,302,423
5.70%, 08/15/35 (Call 02/15/35)	255	275,560
5.85%, 08/15/45 (Call 02/15/45)	879	960,311
6.88%, 05/01/20	500	527,881
7.25%, 06/15/37	89	111,881

		17,249,568
Airlines — 0.1%
Delta Air Lines Inc.
2.60%, 12/04/20	170	166,598
3.63%, 03/15/22 (Call 02/15/22)	400	396,552
4.38%, 04/19/28 (Call 01/19/28)	200	195,446
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	175	173,059
2.75%, 11/06/19 (Call 10/06/19)	375	373,996
2.75%, 11/16/22 (Call 10/16/22)	160	155,907
3.00%, 11/15/26 (Call 08/15/26)	20	18,610

		1,480,168
Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	105	100,951
2.38%, 11/01/26 (Call 08/01/26)	845	775,192
3.38%, 11/01/46 (Call 05/01/46)	25	22,404
3.63%, 05/01/43 (Call 11/01/42)	350	331,766
3.88%, 11/01/45 (Call 05/01/45)	170	165,215
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)(a)	100	98,951
3.75%, 09/15/25 (Call 07/15/25)	100	99,974
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	295	296,971

		1,891,424
Auto Manufacturers — 2.4%
American Honda Finance Corp.
1.65%, 07/12/21	220	211,236
1.70%, 09/09/21	300	287,825

Security	Par (000)	Value

Auto Manufacturers (continued)
2.30%, 09/09/26(a)	$400	$364,358
2.45%, 09/24/20(a)	170	168,098
2.60%, 11/16/22(a)	410	400,125
2.65%, 02/12/21	100	99,123
3.45%, 07/14/23(a)	265	266,988
3.50%, 02/15/28	100	99,183
Series A, 2.15%, 03/13/20	350	345,436
BMW U.S. Capital LLC
3.25%, 08/14/20(b)	500	501,650
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	1,900	1,891,539
3.95%, 08/14/28 (Call 05/14/28)(b)	250	253,120
Daimler Finance North America LLC
2.00%, 07/06/21(b)	500	480,976
3.00%, 02/22/21(a)(b)	3,000	2,974,281
3.70%, 05/04/23(a)(b)	2,000	2,004,921
8.50%, 01/18/31	325	459,018
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	467	438,947
4.75%, 01/15/43	602	499,117
5.29%, 12/08/46 (Call 06/08/46)(a)	299	265,980
6.63%, 10/01/28	62	66,413
7.40%, 11/01/46	250	278,980
7.45%, 07/16/31	575	638,024
Ford Motor Credit Co. LLC
2.43%, 06/12/20	405	396,045
2.60%, 11/04/19(a)	200	198,084
2.68%, 01/09/20	435	429,997
3.16%, 08/04/20	200	197,548
3.20%, 01/15/21	1,000	981,940
3.34%, 03/18/21(a)	145	142,085
3.34%, 03/28/22 (Call 02/28/22)	800	773,392
3.66%, 09/08/24	450	423,174
3.81%, 01/09/24 (Call 11/09/23)	500	480,029
4.13%, 08/04/25	245	231,442
4.14%, 02/15/23 (Call 01/15/23)	1,250	1,232,625
5.75%, 02/01/21	275	285,071
5.88%, 08/02/21	200	208,865
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	380	365,388
5.15%, 04/01/38 (Call 10/01/37)	250	237,211
5.20%, 04/01/45	250	229,466
5.40%, 04/01/48 (Call 10/01/47)	225	212,759
6.25%, 10/02/43	377	390,983
6.60%, 04/01/36 (Call 10/01/35)	370	397,194
6.75%, 04/01/46 (Call 10/01/45)	340	373,902
General Motors Financial Co. Inc.
2.65%, 04/13/20	265	262,461
3.15%, 06/30/22 (Call 05/30/22)	30	29,230
3.20%, 07/13/20 (Call 06/13/20)	200	199,365
3.20%, 07/06/21 (Call 06/06/21)	155	152,958
3.25%, 01/05/23 (Call 12/05/22)	100	96,904
3.45%, 01/14/22 (Call 12/14/21)	1,005	993,340
3.45%, 04/10/22 (Call 02/10/22)(a)	320	314,626
3.55%, 04/09/21(a)	95	94,872
3.70%, 11/24/20 (Call 10/24/20)(a)	743	746,831
3.70%, 05/09/23 (Call 03/09/23)	160	156,774
3.85%, 01/05/28 (Call 10/05/27)	100	93,047
3.95%, 04/13/24 (Call 02/13/24)	381	372,966
4.00%, 01/15/25 (Call 10/15/24)	250	242,332
4.00%, 10/06/26 (Call 07/06/26)	482	459,985

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.20%, 03/01/21 (Call 02/01/21)	$637	$645,919
4.25%, 05/15/23(a)	50	50,205
4.30%, 07/13/25 (Call 04/13/25)	329	324,034
4.35%, 04/09/25 (Call 02/09/25)	230	227,123
4.35%, 01/17/27 (Call 10/17/26)	161	157,127
4.38%, 09/25/21	125	127,285
5.25%, 03/01/26 (Call 12/01/25)	483	498,441
Hyundai Capital America, 4.13%, 06/08/23(b)	1,900	1,898,787
Nissan Motor Acceptance Corp., 2.80%, 01/13/22(b)	2,000	1,954,475
PACCAR Financial Corp.
2.05%, 11/13/20(a)	170	166,062
2.30%, 08/10/22	330	319,092
3.10%, 05/10/21(a)	55	54,931
Toyota Motor Corp.
3.18%, 07/20/21(a)	250	251,055
3.42%, 07/20/23	250	251,875
3.67%, 07/20/28	110	111,192
Toyota Motor Credit Corp.
1.55%, 10/18/19(a)	280	276,455
1.90%, 04/08/21(a)	450	437,363
1.95%, 04/17/20	1,000	984,655
2.15%, 03/12/20	350	346,472
2.60%, 01/11/22	58	57,016
2.63%, 01/10/23	545	531,944
2.90%, 04/17/24	75	73,101
2.95%, 04/13/21	100	99,839
3.20%, 01/11/27	62	60,526
3.30%, 01/12/22	1,075	1,080,941
3.40%, 09/15/21	105	105,950
3.40%, 04/14/25	100	99,802

		36,589,896
Auto Parts & Equiptment — 0.1%
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	200	199,162
4.40%, 10/01/46 (Call 04/01/46)	200	182,563
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	160	153,923
Delphi Corp., 4.15%, 03/15/24 (Call 12/15/23)	320	323,224
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	200	199,214
4.15%, 10/01/25 (Call 07/01/25)	150	152,618

		1,210,704
Banks — 23.4%
ABN AMRO Bank NV, 3.40%, 08/27/21(b)	600	599,472
ANZ New Zealand Int’l Ltd./London, 2.88%, 01/25/22(b)	600	586,510
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	250	249,688
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	250	249,803
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	3,000	2,940,269
2.30%, 06/01/21	300	292,236
2.63%, 05/19/22	500	485,175
2.70%, 11/16/20(a)	250	247,580
Banco Santander SA
3.50%, 04/11/22	200	197,297
3.80%, 02/23/28	800	740,696
3.85%, 04/12/23	200	196,766
4.25%, 04/11/27	400	385,965
4.38%, 04/12/28	400	387,068

Security	Par (000)	Value

Banks (continued)
Bancolombia SA, 5.95%, 06/03/21	$200	$209,750
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	40	39,188
2.33%, 10/01/21 (Call 10/01/20)(c)(d)	158	154,735
2.37%, 07/21/21 (Call 07/21/20)(c)(d)	300	294,775
2.50%, 10/21/22 (Call 10/21/21)	1,000	962,350
2.63%, 04/19/21	100	98,437
2.74%, 01/23/22 (Call 01/23/21)(c)(d)	200	196,973
2.82%, 07/21/23 (Call 07/21/22)(c)(d)	200	194,224
2.88%, 04/24/23 (Call 04/24/22)(c)(d)	500	487,520
3.00%, 12/20/23 (Call 12/20/22)(c)(d)	3,958	3,854,970
3.09%, 10/01/25 (Call 10/01/24)(c)(d)	125	119,664
3.12%, 01/20/23 (Call 01/20/22)(c)(d)	300	295,840
3.25%, 10/21/27 (Call 10/21/26)	800	751,988
3.30%, 01/11/23	650	645,272
3.42%, 12/20/28 (Call 12/20/27)(c)(d)	1,632	1,537,845
3.50%, 05/17/22 (Call 05/17/21)(c)(d)	2,000	2,003,631
3.50%, 04/19/26	1,125	1,096,027
3.59%, 07/21/28 (Call 07/21/27)(c)(d)	150	143,608
3.71%, 04/24/28 (Call 04/24/27)(c)(d)	1,000	967,638
3.82%, 01/20/28 (Call 01/20/27)(c)(d)	150	146,685
3.86%, 07/23/24 (Call 07/23/23)(c)(d)	1,400	1,407,175
3.88%, 08/01/25	775	775,281
3.97%, 03/05/29 (Call 03/05/28)(c)(d)	250	245,687
4.00%, 04/01/24	570	579,454
4.00%, 01/22/25	495	489,658
4.10%, 07/24/23(a)	275	282,014
4.13%, 01/22/24	450	460,203
4.20%, 08/26/24	134	134,715
4.24%, 04/24/38 (Call 04/24/37)(c)(d)	410	404,347
4.25%, 10/22/26	300	298,079
4.27%, 07/23/29 (Call 07/23/28)(c)(d)	450	453,475
4.44%, 01/20/48 (Call 01/20/47)(c)(d)	545	545,523
4.45%, 03/03/26(a)	615	616,763
4.88%, 04/01/44	17	17,956
5.00%, 01/21/44	500	541,631
5.63%, 07/01/20	100	104,443
5.88%, 02/07/42	251	299,985
6.11%, 01/29/37	605	700,384
6.22%, 09/15/26	500	558,733
7.75%, 05/14/38	750	1,022,485
Series L, 2.25%, 04/21/20	2,070	2,044,586
Series L, 4.18%, 11/25/27 (Call 11/25/26)	770	752,797
Series L, 4.75%, 04/21/45(a)	360	369,008
Bank of America N.A., 6.00%, 10/15/36	426	510,580
Bank of China Ltd., 5.00%, 11/13/24(b)	1,000	1,029,896
Bank of Montreal
1.75%, 09/11/19	200	198,202
1.90%, 08/27/21	890	857,707
2.10%, 12/12/19(a)	225	223,118
2.10%, 06/15/20(a)	775	763,214
2.35%, 09/11/22	125	120,361
2.55%, 11/06/22 (Call 10/06/22)	90	87,211
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	275	267,649
2.20%, 08/16/23 (Call 06/16/23)	308	291,008
2.30%, 09/11/19 (Call 08/11/19)	100	99,627
2.45%, 11/27/20 (Call 10/27/20)(a)	490	483,654
2.45%, 08/17/26 (Call 05/17/26)	100	92,074
2.50%, 04/15/21 (Call 03/15/21)(a)	505	497,022

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.60%, 08/17/20 (Call 07/17/20)(a)	$390	$387,102
2.80%, 05/04/26 (Call 02/04/26)	9	8,546
2.95%, 01/29/23 (Call 12/29/22)	100	98,292
3.25%, 09/11/24 (Call 08/11/24)	150	148,089
3.25%, 05/16/27 (Call 02/16/27)	423	411,258
3.40%, 05/15/24 (Call 04/15/24)	585	582,112
3.40%, 01/29/28 (Call 10/29/27)(a)	150	147,756
3.44%, 02/07/28 (Call 02/07/27)(c)(d)	150	146,639
3.50%, 04/28/23	100	100,487
3.55%, 09/23/21 (Call 08/23/21)	350	353,512
3.65%, 02/04/24 (Call 01/05/24)	426	429,811
3.85%, 04/28/28(a)	250	254,138
4.60%, 01/15/20	50	51,171
Series G, 2.15%, 02/24/20 (Call 01/24/20)	1,200	1,187,457
Series G, 3.00%, 02/24/25 (Call 01/24/25)	180	174,073
Bank of Nova Scotia (The)
2.45%, 03/22/21	4,250	4,165,484
2.45%, 09/19/22(a)	195	188,545
2.70%, 03/07/22	140	137,127
2.80%, 07/21/21(a)	200	197,561
4.38%, 01/13/21	55	56,455
4.50%, 12/16/25(a)	411	416,620
Bank One Corp., 7.63%, 10/15/26	350	426,740
Banque Federative du Credit Mutuel SA, 3.75%, 07/20/23(b)	500	499,882
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	245	240,720
5.14%, 10/14/20	250	256,578
Barclays PLC
2.75%, 11/08/19	415	412,793
2.88%, 06/08/20	500	494,496
3.25%, 01/12/21	655	647,479
3.65%, 03/16/25	1,400	1,322,957
3.68%, 01/10/23 (Call 01/10/22)	1,150	1,125,162
4.34%, 01/10/28 (Call 01/10/27)	250	239,496
4.38%, 01/12/26	800	781,392
4.95%, 01/10/47	390	368,487
4.97%, 05/16/29 (Call 05/16/28)(c)(d)	1,000	995,651
5.25%, 08/17/45	500	494,418
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	355	344,568
2.45%, 01/15/20 (Call 12/15/19)	446	443,452
2.63%, 06/29/20 (Call 05/29/20)	250	248,400
2.75%, 04/01/22 (Call 03/01/22)	500	491,289
2.85%, 10/26/24 (Call 09/26/24)	330	317,351
3.20%, 09/03/21 (Call 08/03/21)	1,000	1,000,610
BNP Paribas SA
2.38%, 05/21/20	400	394,904
3.25%, 03/03/23	406	400,943
3.80%, 01/10/24(b)	2,000	1,968,297
4.25%, 10/15/24(a)	200	199,301
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(c)(d)	1,000	949,740
5.00%, 01/15/21	510	530,559
7.20%, (Call 06/25/37)(b)(c)(d)(e)	300	313,500
BPCE SA
2.75%, 12/02/21	1,300	1,268,359
3.50%, 10/23/27(b)	1,500	1,389,883
4.00%, 04/15/24	250	253,319

Security	Par (000)	Value

Banks (continued)
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	$250	$246,552
2.63%, 01/15/22 (Call 12/15/21)	250	245,086
3.80%, 10/30/26 (Call 09/30/26)	250	250,425
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	100	98,934
2.55%, 06/16/22	325	316,241
2.70%, 02/02/21 .	1,100	1,085,837
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	290	284,636
3.20%, 01/30/23 (Call 12/30/22)	700	683,632
3.20%, 02/05/25 (Call 01/05/25)	381	362,027
3.30%, 10/30/24 (Call 09/30/24)	307	295,111
3.45%, 04/30/21 (Call 03/30/21)(a)	250	250,388
3.50%, 06/15/23(a)	5	4,943
3.75%, 04/24/24 (Call 03/24/24)	440	434,298
3.75%, 07/28/26 (Call 06/28/26)	313	293,962
3.75%, 03/09/27 (Call 02/09/27)	1,030	983,300
3.80%, 01/31/28 (Call 12/31/27)	430	409,579
4.20%, 10/29/25 (Call 09/29/25)(a)	75	73,847
4.25%, 04/30/25 (Call 03/31/25)	250	251,313
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	750	742,793
2.25%, 09/13/21 (Call 08/13/21)	250	240,964
2.40%, 09/05/19 (Call 08/05/19)	1,335	1,328,201
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	300	294,714
2.13%, 10/20/20 (Call 09/20/20)(a)	100	97,868
3.05%, 05/01/20 (Call 04/01/20)	2,750	2,750,496
Citigroup Inc.
2.40%, 02/18/20	2,300	2,278,917
2.65%, 10/26/20(a)	700	691,890
2.70%, 10/27/22 (Call 09/27/22)	200	193,317
2.75%, 04/25/22 (Call 03/25/22)	470	458,217
2.88%, 07/24/23 (Call 07/24/22)(a)(c)(d)	285	276,420
2.90%, 12/08/21 (Call 11/08/21)	135	133,002
3.14%, 01/24/23 (Call 01/24/22)(c)(d)	750	739,494
3.20%, 10/21/26 (Call 07/21/26)	600	563,287
3.30%, 04/27/25	550	531,881
3.40%, 05/01/26(a)	1,350	1,292,750
3.50%, 05/15/23	129	127,185
3.67%, 07/24/28 (Call 07/24/27)(c)(d)	425	406,183
3.70%, 01/12/26	310	302,964
3.88%, 10/25/23	1,270	1,283,271
3.88%, 03/26/25	550	537,695
3.88%, 01/24/39 (Call 01/24/38)(c)(d)	350	323,908
3.89%, 01/10/28 (Call 01/10/27)(a)(c)(d)	1,000	974,676
4.04%, 06/01/24 (Call 06/01/23)(c)(d)	250	252,710
4.05%, 07/30/22	125	126,410
4.08%, 04/23/29 (Call 04/23/28)(c)(d)	250	246,300
4.13%, 07/25/28	135	130,752
4.28%, 04/24/48 (Call 04/24/47)(a)(c)(d)	385	372,476
4.30%, 11/20/26	200	197,368
4.40%, 06/10/25	350	350,941
4.45%, 09/29/27	1,250	1,239,324
4.50%, 01/14/22	629	649,549
4.60%, 03/09/26	300	302,905
4.65%, 07/30/45	400	405,599
4.75%, 05/18/46	420	415,124
5.30%, 05/06/44	420	447,808

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.38%, 08/09/20	$1,000	$1,042,075
5.50%, 09/13/25	650	692,274
5.88%, 01/30/42	100	117,102
6.00%, 10/31/33	355	403,671
6.68%, 09/13/43	560	695,303
8.13%, 07/15/39	625	899,475
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	246,402
2.25%, 10/30/20 (Call 09/30/20)	275	268,695
2.55%, 05/13/21 (Call 04/13/21)	100	97,627
2.65%, 05/26/22 (Call 04/26/22)	250	241,984
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	641	638,885
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	400	401,266
Commonwealth Bank of Australia
2.00%, 09/06/21(b)	2,900	2,783,766
4.32%, 01/10/48(a)(b)	1,000	922,582
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	100	99,598
2.30%, 03/12/20	250	247,416
2.55%, 03/15/21	260	255,298
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	242,054
3.50%, 06/11/21 (Call 05/11/21)(a)	250	249,744
3.88%, 04/10/25 (Call 03/10/25)	250	242,475
Cooperatieve Rabobank UA
3.88%, 02/08/22	1,000	1,014,072
3.95%, 11/09/22	550	551,786
4.38%, 08/04/25	500	498,757
4.50%, 01/11/21	398	409,062
5.25%, 05/24/41	632	725,881
5.25%, 08/04/45	250	267,604
5.75%, 12/01/43	250	287,963
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	—	—
2.25%, 01/14/20(a)	250	247,418
2.50%, 01/19/21	970	954,126
2.75%, 01/10/22	1,250	1,223,980
2.75%, 01/10/23	1,000	969,831
Credit Agricole SA/London
3.25%, 10/04/24(a)(b)	2,000	1,885,829
3.75%, 04/24/23(b)	1,000	985,870
Credit Suisse AG/New York NY
3.00%, 10/29/21	500	494,829
3.63%, 09/09/24	250	248,133
4.38%, 08/05/20	750	766,757
5.40%, 01/14/20(a)	360	370,159
Credit Suisse Group AG
3.87%, 01/12/29 (Call 01/12/28)(b)(c)(d)	1,000	955,400
4.21%, 06/12/24 (Call 06/12/23)(b)(c)(d)	1,000	1,005,182
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,205	1,195,651
3.13%, 12/10/20	800	794,346
3.45%, 04/16/21	750	748,332
3.75%, 03/26/25	250	242,882
3.80%, 09/15/22	1,300	1,300,957
4.55%, 04/17/26	750	761,051
4.88%, 05/15/45	280	289,248
Danske Bank A/S, 2.70%, 03/02/22(b)	500	484,952

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG
2.95%, 08/20/20	$105	$103,266
3.13%, 01/13/21	455	445,179
3.38%, 05/12/21	1,075	1,055,480
4.10%, 01/13/26(a)	240	229,368
Deutsche Bank AG/London, 3.70%, 05/30/24	484	457,358
Deutsche Bank AG/New York NY
2.70%, 07/13/20(a)	285	279,013
3.15%, 01/22/21(a)	250	244,351
3.30%, 11/16/22	690	656,577
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	248,970
3.20%, 08/09/21 (Call 07/09/21)	250	247,710
3.35%, 02/06/23 (Call 01/06/23)	150	146,632
4.20%, 08/08/23	250	252,371
7.00%, 04/15/20	550	578,257
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	300	290,583
3.50%, 03/15/22 (Call 02/15/22)	805	807,382
3.95%, 03/14/28 (Call 02/14/28)	500	496,174
4.30%, 01/16/24 (Call 12/16/23)	340	346,739
8.25%, 03/01/38	257	355,151
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	300	296,421
2.25%, 06/14/21 (Call 05/14/21)	200	195,212
2.88%, 10/01/21 (Call 09/01/21)	200	197,100
3.35%, 07/26/21 (Call 06/26/21)	2,000	2,001,567
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	100	96,719
4.63%, 02/13/47	350	343,418
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	70	69,473
2.35%, 11/15/21 (Call 11/15/20)	1,500	1,454,280
2.55%, 10/23/19	830	826,968
2.60%, 04/23/20 (Call 03/23/20)	952	944,673
2.75%, 09/15/20 (Call 08/15/20)(a)	610	604,467
2.88%, 02/25/21 (Call 01/25/21)	610	605,072
2.88%, 10/31/22 (Call 10/31/21)(c)(d)	1,000	979,147
2.91%, 07/24/23 (Call 07/24/22)(c)(d)	1,000	971,076
3.00%, 04/26/22 (Call 04/26/21)(a)	1,260	1,238,318
3.20%, 02/23/23 (Call 01/23/23)	250	245,683
3.27%, 09/29/25 (Call 09/29/24)(c)(d)	700	674,016
3.50%, 11/16/26 (Call 11/16/25)	400	381,140
3.63%, 01/22/23	585	584,790
3.69%, 06/05/28 (Call 06/05/27)(c)(d)	250	239,174
3.75%, 05/22/25 (Call 02/22/25)	410	403,888
3.75%, 02/25/26 (Call 11/25/25)	750	734,778
3.85%, 07/08/24 (Call 04/08/24)	1,600	1,596,679
3.85%, 01/26/27 (Call 01/26/26)	790	769,273
4.00%, 03/03/24	220	222,101
4.02%, 10/31/38 (Call 10/31/37)(c)(d)	500	466,957
4.22%, 05/01/29 (Call 05/01/28)(c)(d)	400	396,073
4.25%, 10/21/25	865	860,885
4.75%, 10/21/45 (Call 04/21/45)(a)	900	915,556
4.80%, 07/08/44 (Call 01/08/44)	525	540,110
5.15%, 05/22/45	600	617,091
5.25%, 07/27/21	401	421,004
5.38%, 03/15/20	515	532,224
5.75%, 01/24/22	1,300	1,390,320
5.95%, 01/15/27	265	292,662

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.13%, 02/15/33	$450	$521,444
6.25%, 02/01/41	920	1,114,285
6.45%, 05/01/36	125	147,611
6.75%, 10/01/37	1,402	1,699,432
Series D, 6.00%, 06/15/20	800	837,922
HSBC Bank USA N.A., 4.88%, 08/24/20	750	772,143
HSBC Bank USA N.A./New York NY, 5.88%, 11/01/34(a)	250	287,404
HSBC Holdings PLC
2.65%, 01/05/22	1,500	1,460,110
2.95%, 05/25/21	780	771,871
3.40%, 03/08/21	1,200	1,200,213
3.60%, 05/25/23(a)	200	199,081
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	2,200	2,204,824
4.00%, 03/30/22(a)	845	860,066
4.04%, 03/13/28 (Call 03/13/27)(c)(d)	750	733,930
4.25%, 03/14/24	400	401,394
4.25%, 08/18/25	245	243,500
4.30%, 03/08/26	1,750	1,772,143
5.10%, 04/05/21	164	170,890
5.25%, 03/14/44(a)	400	419,846
6.10%, 01/14/42	502	613,519
6.50%, 05/02/36	575	683,601
6.50%, 09/15/37	549	656,528
6.80%, 06/01/38	850	1,053,241
HSBC USA Inc.
2.35%, 03/05/20	605	598,960
2.38%, 11/13/19(a)	150	149,057
3.50%, 06/23/24	700	693,783
5.00%, 09/27/20(a)	30	30,940
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	360	346,588
4.00%, 05/15/25 (Call 04/15/25)(a)	250	251,561
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	250	247,297
2.40%, 04/01/20 (Call 03/01/20)	250	246,981
2.50%, 08/07/22 (Call 07/07/22)	250	240,753
3.25%, 05/14/21 (Call 04/14/21)	250	249,454
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	1,000	1,020,602
Industrial & Commercial Bank of China Ltd./New York NY, 2.45%, 10/20/21	500	480,820
ING Groep NV
3.15%, 03/29/22	2,550	2,513,811
3.95%, 03/29/27	400	393,418
Intesa Sanpaolo SpA
3.88%, 01/12/28(b)	1,000	850,495
5.25%, 01/12/24	400	397,120
JPMorgan Chase & Co.
2.20%, 10/22/19	266	264,391
2.25%, 01/23/20 (Call 12/23/19)(a)	3,225	3,192,580
2.30%, 08/15/21 (Call 08/15/20)	130	126,677
2.40%, 06/07/21 (Call 05/07/21)(a)	430	421,379
2.55%, 10/29/20 (Call 09/29/20)	850	839,913
2.55%, 03/01/21 (Call 02/01/21)	1,500	1,476,969
2.75%, 06/23/20 (Call 05/23/20)	805	800,841
2.78%, 04/25/23 (Call 04/25/22)(c)(d)	500	487,377
2.95%, 10/01/26 (Call 07/01/26)	495	463,607
2.97%, 01/15/23 (Call 01/15/22)	385	377,159
3.13%, 01/23/25 (Call 10/23/24)(a)	1,017	979,902
3.20%, 01/25/23	940	930,783

Security	Par (000)	Value

Banks (continued)
3.20%, 06/15/26 (Call 03/15/26)	$620	$592,074
3.25%, 09/23/22	592	589,301
3.30%, 04/01/26 (Call 01/01/26)	1,485	1,433,001
3.38%, 05/01/23	50	49,209
3.51%, 01/23/29 (Call 01/23/28)(c)(d)	100	95,550
3.54%, 05/01/28 (Call 05/01/27)(c)(d)	300	288,006
3.63%, 05/13/24	620	621,590
3.63%, 12/01/27 (Call 12/01/26)	525	500,016
3.80%, 07/23/24 (Call 07/23/23)(a)(c)(d)	250	250,762
3.88%, 02/01/24(a)	445	451,121
3.88%, 09/10/24	494	491,098
3.88%, 07/24/38 (Call 07/24/37)(c)(d)	162	151,347
3.90%, 07/15/25 (Call 04/15/25)	1,080	1,086,871
3.96%, 11/15/48 (Call 11/15/47)(c)(d)	240	221,959
4.01%, 04/23/29 (Call 04/23/28)(c)(d)	310	306,499
4.03%, 07/24/48 (Call 07/24/47)(c)(d)	540	502,984
4.13%, 12/15/26(a)	550	549,532
4.25%, 10/15/20	442	451,771
4.25%, 10/01/27	850	850,135
4.26%, 02/22/48 (Call 02/22/47)(c)(d)	260	250,864
4.35%, 08/15/21	380	391,448
4.40%, 07/22/20(a)	692	708,766
4.50%, 01/24/22(a)	1,550	1,607,082
4.63%, 05/10/21	750	776,615
4.85%, 02/01/44	405	429,025
4.95%, 06/01/45	390	412,243
5.40%, 01/06/42	345	391,189
5.50%, 10/15/40	200	227,854
5.60%, 07/15/41	660	767,144
5.63%, 08/16/43	900	1,026,421
6.40%, 05/15/38	489	616,232
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	250	247,250
2.60%, 02/01/21 (Call 02/01/20)(c)(d)	500	496,594
3.09%, 04/26/21 (Call 04/26/20)(a)(c)(d)	250	249,810
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	400	383,571
2.50%, 11/22/21	410	400,257
3.40%, 05/20/26	250	238,914
KeyCorp.
2.90%, 09/15/20	495	492,060
4.10%, 04/30/28	500	501,306
5.10%, 03/24/21	300	313,526
Lloyds Bank PLC
3.30%, 05/07/21	3,000	2,999,673
6.38%, 01/21/21	455	485,710
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(c)(d)	500	477,969
3.00%, 01/11/22	500	489,115
3.57%, 11/07/28 (Call 11/07/27)(c)(d)	550	507,253
3.75%, 01/11/27(a)	500	475,701
4.34%, 01/09/48	400	352,774
4.45%, 05/08/25(a)	200	201,884
4.50%, 11/04/24	400	397,525
4.55%, 08/16/28	200	198,714
4.65%, 03/24/26	700	692,348
5.30%, 12/01/45(a)	300	306,260
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	125	125,237
Macquarie Group Ltd., 3.19%, 11/28/23 (Call 11/28/22)(b)(c)(d)	2,900	2,777,823

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)(a)	$250	$242,579
2.63%, 01/25/21 (Call 12/25/20)	500	492,732
2.90%, 02/06/25 (Call 01/06/25)	250	240,863
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	500	481,648
2.53%, 09/13/23(a)	300	284,474
2.67%, 07/25/22	530	514,043
2.76%, 09/13/26	250	230,485
2.95%, 03/01/21	2,650	2,623,281
3.29%, 07/25/27	395	378,315
3.46%, 03/02/23	100	99,570
3.54%, 07/26/21	55	55,225
3.68%, 02/22/27	616	606,080
3.76%, 07/26/23	250	251,812
3.85%, 03/01/26	600	598,659
Mizuho Financial Group Inc.
2.60%, 09/11/22	2,350	2,264,292
2.95%, 02/28/22	1,000	980,961
3.55%, 03/05/23	250	249,022
3.66%, 02/28/27	1,005	984,892
Morgan Stanley
2.50%, 04/21/21	1,575	1,543,079
2.63%, 11/17/21	640	624,762
2.65%, 01/27/20(a)	1,675	1,665,805
2.75%, 05/19/22	325	316,994
2.80%, 06/16/20	1,800	1,789,774
3.13%, 01/23/23	100	98,322
3.13%, 07/27/26	1,050	981,722
3.59%, 07/22/28 (Call 07/22/27)(c)(d)	250	238,222
3.63%, 01/20/27	565	544,330
3.70%, 10/23/24	200	198,394
3.75%, 02/25/23	1,200	1,208,120
3.88%, 01/27/26(a)	610	602,025
3.95%, 04/23/27	800	771,272
3.97%, 07/22/38 (Call 07/22/37)(c)(d)	1,150	1,078,704
4.00%, 07/23/25	665	667,908
4.10%, 05/22/23	500	504,146
4.30%, 01/27/45	500	482,677
4.35%, 09/08/26	974	970,156
4.38%, 01/22/47	905	887,887
4.88%, 11/01/22	748	779,522
5.00%, 11/24/25	540	561,746
5.50%, 01/26/20	100	103,324
5.50%, 07/24/20	200	208,274
5.50%, 07/28/21	245	259,186
5.63%, 09/23/19	410	421,491
5.75%, 01/25/21	800	844,737
6.38%, 07/24/42	525	655,119
7.25%, 04/01/32	290	371,270
Series F, 3.88%, 04/29/24	740	744,135
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	200	191,467
3.50%, 06/18/22	400	400,651
National Australia Bank Ltd./New York
2.25%, 01/10/20	250	247,634
2.50%, 05/22/22	1,000	965,797
2.63%, 07/23/20	500	494,300
2.80%, 01/10/22	500	490,327
3.00%, 01/20/23	3,000	2,933,057

Security	Par (000)	Value

Banks (continued)
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	$700	$684,082
Nordea Bank AB
3.75%, 08/30/23(b)	415	414,023
4.88%, 01/14/21(b)	2,000	2,069,717
Northern Trust Corp.
3.38%, 08/23/21(a)	300	301,860
3.95%, 10/30/25	377	384,701
PNC Bank N.A.
2.40%, 10/18/19 (Call 09/18/19)(f)	250	248,937
2.70%, 11/01/22 (Call 10/01/22)(f)	500	484,572
3.10%, 10/25/27 (Call 09/25/27)(f)	500	476,707
4.20%, 11/01/25 (Call 10/02/25)(f)	350	359,421
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(f)	470	450,804
3.30%, 03/08/22 (Call 02/06/22)(f)	312	311,912
3.90%, 04/29/24 (Call 03/29/24)(f)	975	978,029
4.38%, 08/11/20(f)	250	256,209
5.13%, 02/08/20(f)	395	406,742
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	250	297,037
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	330	320,149
3.20%, 02/08/21 (Call 01/08/21)	25	24,907
Royal Bank of Canada
2.13%, 03/02/20(a)	400	395,658
2.15%, 10/26/20(a)	100	98,127
2.35%, 10/30/20(a)	2,195	2,160,701
2.50%, 01/19/21	810	797,821
2.75%, 02/01/22	140	137,773
3.20%, 04/30/21	650	650,466
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,225	1,194,281
4.52%, 06/25/24 (Call 06/25/23)(c)(d)	265	265,670
4.80%, 04/05/26	200	202,879
4.89%, 05/18/29 (Call 05/18/28)(c)(d)	250	250,203
5.13%, 05/28/24	3,400	3,412,396
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	260	257,087
3.70%, 03/28/22 (Call 02/28/22)	225	223,461
4.40%, 07/13/27 (Call 04/14/27)	100	97,342
4.50%, 07/17/25 (Call 04/17/25)	320	319,565
Santander UK Group Holdings PLC
2.88%, 10/16/20	415	409,627
3.13%, 01/08/21	1,120	1,106,767
3.37%, 01/05/24 (Call 01/05/23)(c)(d)	1,000	967,273
3.57%, 01/10/23 (Call 01/10/22)	500	489,180
5.63%, 09/15/45(b)	250	265,101
Santander UK PLC
2.50%, 01/05/21(a)	200	196,391
3.40%, 06/01/21(a)	250	250,055
4.00%, 03/13/24	450	456,429
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20(a)	750	740,716
2.63%, 03/15/21	250	245,977
2.80%, 03/11/22(a)	250	245,477
Societe Generale SA
5.00%, 01/17/24(b)	600	611,327
5.63%, 11/24/45(b)	250	263,254
Standard Chartered PLC
3.89%, 03/15/24 (Call 03/15/23)(b)(c)(d)	400	393,718
3.95%, 01/11/23(b)	500	492,882

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
State Street Corp.
2.55%, 08/18/20	$617	$613,173
2.65%, 05/15/23 (Call 05/15/22)(a)(c)(d)	300	292,597
2.65%, 05/19/26	382	358,968
3.10%, 05/15/23	95	93,837
3.30%, 12/16/24(a)	513	508,456
3.70%, 11/20/23	560	569,657
4.38%, 03/07/21	322	331,878
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20	250	245,684
2.51%, 01/17/20	250	247,970
3.40%, 07/11/24	350	345,625
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	800	776,982
2.78%, 10/18/22	600	580,865
2.85%, 01/11/22	250	245,074
2.93%, 03/09/21	2,500	2,474,807
3.10%, 01/17/23	300	294,306
3.35%, 10/18/27(a)	200	191,518
3.45%, 01/11/27	2,000	1,935,263
3.54%, 01/17/28	150	145,930
3.75%, 07/19/23	500	502,739
3.78%, 03/09/26	750	746,828
3.94%, 07/19/28	500	500,409
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	150	148,472
2.45%, 08/01/22 (Call 07/01/22)	380	366,374
3.30%, 05/15/26 (Call 04/15/26)	300	285,867
3.69%, 08/02/24 (Call 08/02/23)(c)(d)	75	74,993
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	900	878,857
2.90%, 03/03/21 (Call 02/03/21)	115	113,978
4.00%, 05/01/25 (Call 03/01/25)	400	403,917
SVB Financial Group, 3.50%, 01/29/25	375	365,888
Svenska Handelsbanken AB
2.40%, 10/01/20	250	245,758
2.45%, 03/30/21	1,500	1,469,219
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	75	71,813
Toronto-Dominion Bank (The)
1.80%, 07/13/21(a)	1,500	1,444,619
2.25%, 11/05/19	400	398,076
2.50%, 12/14/20	796	784,970
2.55%, 01/25/21	250	246,722
3.00%, 06/11/20(a)	250	249,993
3.25%, 06/11/21(a)	250	250,549
3.50%, 07/19/23	600	602,806
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	100	98,372
2.95%, 07/15/22 (Call 06/15/22)	395	388,519
3.00%, 03/15/22 (Call 02/15/22)	875	868,879
3.10%, 04/27/26 (Call 03/27/26)	259	247,041
3.60%, 09/11/24 (Call 08/11/24)	110	109,806
3.70%, 01/30/24 (Call 12/29/23)(a)	510	516,959
4.13%, 05/24/21 (Call 04/23/21)(a)	100	102,438
Series V, 2.38%, 07/22/26 (Call 06/22/26)	18	16,486
Series V, 2.63%, 01/24/22 (Call 12/23/21)	155	152,067
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,000	964,303
U.S. Bank N.A./Cincinnati OH
2.05%, 10/23/20 (Call 09/23/20)	750	734,367
2.80%, 01/27/25 (Call 12/27/24)(a)	250	239,316

Security	Par (000)	Value

Banks (continued)
3.05%, 07/24/20 (Call 06/24/20)	$3,000	$3,007,628
UBS AG/London, 4.50%, 06/26/48(a)(b)	200	212,123
UBS AG/Stamford CT
2.35%, 03/26/20	3,000	2,968,498
4.88%, 08/04/20	500	515,674
UBS Group Funding Switzerland AG
3.49%, 05/23/23 (Call 05/23/22)(b)	1,000	987,377
4.25%, 03/23/28 (Call 03/23/27)(b)	1,000	1,002,340
Wachovia Corp., 5.50%, 08/01/35	5	5,447
Wells Fargo & Co.
2.10%, 07/26/21	255	246,511
2.50%, 03/04/21	245	240,357
2.55%, 12/07/20(a)	590	582,760
2.60%, 07/22/20(a)	395	391,400
2.63%, 07/22/22	460	445,365
3.00%, 01/22/21(a)	350	348,644
3.00%, 02/19/25	2,330	2,222,520
3.00%, 04/22/26(a)	792	743,291
3.00%, 10/23/26	1,290	1,206,050
3.07%, 01/24/23 (Call 01/24/22)	1,151	1,126,474
3.30%, 09/09/24	1,800	1,762,595
3.50%, 03/08/22	935	938,816
3.55%, 09/29/25	1,272	1,248,357
3.58%, 05/22/28 (Call 05/22/27)(a)(c)(d)	435	419,519
3.90%, 05/01/45	625	583,094
4.10%, 06/03/26	1,665	1,654,340
4.13%, 08/15/23	400	407,033
4.30%, 07/22/27(a)	436	436,091
4.40%, 06/14/46	600	565,460
4.48%, 01/16/24	146	150,352
4.60%, 04/01/21	380	392,239
4.65%, 11/04/44	339	334,116
4.75%, 12/07/46	616	611,599
4.90%, 11/17/45	270	273,341
5.38%, 11/02/43	612	657,355
5.61%, 01/15/44	595	666,250
Series M, 3.45%, 02/13/23	700	690,012
Series N, 2.15%, 01/30/20(a)	873	863,674
Wells Fargo Bank N.A., 2.40%, 01/15/20(a)	400	397,674
Wells Fargo Capital X, 5.95%, 12/01/86	250	267,500
Westpac Banking Corp.
2.30%, 05/26/20(a)	165	162,760
2.50%, 06/28/22	30	28,972
2.60%, 11/23/20	1,420	1,402,996
2.65%, 01/25/21	3,400	3,350,899
2.70%, 08/19/26(a)	261	241,227
2.85%, 05/13/26	604	566,366
3.05%, 05/15/20	400	399,670
3.35%, 03/08/27	972	936,054
3.65%, 05/15/23	500	504,260
4.32%, 11/23/31 (Call 11/23/26)(a)(c)(d)	105	101,897
4.88%, 11/19/19	560	573,192

		352,916,447
Beverages — 2.5%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	753	728,228
2.65%, 02/01/21 (Call 01/01/21)	3,010	2,975,566
3.30%, 02/01/23 (Call 12/01/22)	1,045	1,037,280
3.65%, 02/01/26 (Call 11/01/25)	3,235	3,168,014
3.70%, 02/01/24	605	607,022

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.00%, 01/17/43	$281	$255,512
4.63%, 02/01/44	526	518,033
4.70%, 02/01/36 (Call 08/01/35)	705	716,012
4.90%, 02/01/46 (Call 08/01/45)	2,300	2,360,117
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	180	174,621
3.50%, 01/12/24 (Call 12/12/23)	545	542,755
3.75%, 01/15/22	330	335,360
3.75%, 07/15/42	250	222,914
4.38%, 02/15/21	50	51,664
4.38%, 04/15/38 (Call 10/15/37)	400	391,104
4.44%, 10/06/48 (Call 04/06/48)	744	712,557
4.60%, 04/15/48 (Call 10/15/47)(a)	750	738,548
4.75%, 04/15/58 (Call 10/15/57)	500	491,967
4.95%, 01/15/42	500	521,082
6.88%, 11/15/19(a)	215	224,710
8.20%, 01/15/39	236	337,293
Bacardi Ltd., 4.70%, 05/15/28 (Call 02/15/28)(b)	1,400	1,396,462
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	170	167,441
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	260	278,575
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	100	98,120
Coca-Cola Co. (The)
1.55%, 09/01/21	295	283,473
1.88%, 10/27/20	420	410,961
2.20%, 05/25/22(a)	270	262,414
2.25%, 09/01/26	391	357,771
2.45%, 11/01/20	340	337,180
2.50%, 04/01/23(a)	110	107,181
2.88%, 10/27/25(a)	912	881,684
3.15%, 11/15/20(a)	270	271,851
3.20%, 11/01/23(a)	533	532,961
3.30%, 09/01/21	467	472,543
Coca-Cola European Partners PLC, 4.50%, 09/01/21 (Call 06/01/21)	100	102,609
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	300	334,465
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	70	67,356
4.10%, 02/15/48 (Call 08/15/47)	350	308,378
4.25%, 05/01/23	350	356,835
4.75%, 12/01/25	340	352,081
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	280	272,121
3.50%, 09/18/23 (Call 08/18/23)	200	201,671
3.88%, 05/18/28 (Call 02/18/28)	200	204,308
3.88%, 04/29/43 (Call 10/29/42)	85	83,796
5.88%, 09/30/36	153	186,229
Diageo Investment Corp.
2.88%, 05/11/22	355	350,739
4.25%, 05/11/42(a)	300	307,007
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	250	240,083
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	270	238,719
3.43%, 06/15/27 (Call 03/15/27)	50	46,698
3.55%, 05/25/21(b)	215	215,472
4.42%, 05/25/25 (Call 03/25/25)(b)	150	152,006
4.60%, 05/25/28 (Call 02/25/28)(b)	2,030	2,060,395
5.09%, 05/25/48 (Call 11/25/47)(b)	130	132,363

Security	Par (000)	Value

Beverages (continued)
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	$575	$554,493
2.25%, 03/15/20 (Call 02/15/20)	160	157,901
3.00%, 07/15/26 (Call 04/15/26)	470	432,078
4.20%, 07/15/46 (Call 01/15/46)	540	481,231
5.00%, 05/01/42	620	630,890
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	295	284,172
2.15%, 10/14/20 (Call 09/14/20)	330	325,354
2.38%, 10/06/26 (Call 07/06/26)	735	675,989
2.75%, 03/05/22	250	248,192
2.75%, 03/01/23	157	154,436
2.75%, 04/30/25 (Call 01/30/25)	217	209,789
2.85%, 02/24/26 (Call 11/24/25)	475	454,428
3.00%, 08/25/21	800	801,514
3.00%, 10/15/27 (Call 07/15/27)(a)	250	239,602
3.45%, 10/06/46 (Call 04/06/46)	565	513,526
3.60%, 03/01/24 (Call 12/01/23)	650	664,674
4.00%, 03/05/42	228	228,196
4.00%, 05/02/47 (Call 11/02/46)(a)	520	515,881
4.25%, 10/22/44 (Call 04/22/44)	160	165,172
4.45%, 04/14/46 (Call 10/14/45)	520	550,577
4.50%, 01/15/20	110	112,686
4.60%, 07/17/45 (Call 01/17/45)	271	294,727
Pepsi-Cola Metropolitan Bottling Co. Inc., Series B, 7.00%, 03/01/29	300	384,503

		38,262,318
Biotechnology —1.4%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	400	394,010
2.25%, 08/19/23 (Call 06/19/23)(a)	110	103,816
2.60%, 08/19/26 (Call 05/19/26)	455	416,290
2.65%, 05/11/22 (Call 04/11/22)(a)	375	365,828
3.13%, 05/01/25 (Call 02/01/25)	85	81,759
3.20%, 11/02/27 (Call 08/02/27)	1,000	947,291
3.45%, 10/01/20	550	553,564
3.63%, 05/22/24 (Call 02/22/24)	450	452,706
3.88%, 11/15/21 (Call 08/15/21)	377	383,994
4.10%, 06/15/21 (Call 03/15/21)	507	517,233
4.40%, 05/01/45 (Call 11/01/44)	686	665,610
4.56%, 06/15/48 (Call 12/15/47)	448	440,426
4.66%, 06/15/51 (Call 12/15/50)	1,421	1,420,725
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	100	99,806
4.00%, 06/23/25 (Call 03/23/25)(a)	160	161,809
5.25%, 06/23/45 (Call 12/23/44)	440	480,786
Biogen Inc.
2.90%, 09/15/20	780	777,374
3.63%, 09/15/22	150	150,973
4.05%, 09/15/25 (Call 06/15/25)	582	588,751
5.20%, 09/15/45 (Call 03/15/45)	402	432,497
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	30	30,970
Celgene Corp.
2.25%, 08/15/21	60	58,181
2.88%, 08/15/20	350	348,304
2.88%, 02/19/21	250	247,552
3.25%, 08/15/22	466	461,535
3.25%, 02/20/23 (Call 01/20/23)	500	492,211
3.55%, 08/15/22	176	175,843
3.63%, 05/15/24 (Call 02/15/24)	234	231,280

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.88%, 08/15/25 (Call 05/15/25)	$363	$357,979
3.90%, 02/20/28 (Call 11/20/27)	250	243,483
3.95%, 10/15/20	200	203,707
4.55%, 02/20/48 (Call 08/20/47)	500	473,085
4.63%, 05/15/44 (Call 11/15/43)	375	354,023
5.00%, 08/15/45 (Call 02/15/45)	717	712,502
5.25%, 08/15/43	250	258,099
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	50	47,954
2.35%, 02/01/20	200	198,581
2.50%, 09/01/23 (Call 07/01/23)	178	170,556
2.55%, 09/01/20	1,045	1,035,731
2.95%, 03/01/27 (Call 12/01/26)(a)	890	835,202
3.25%, 09/01/22 (Call 07/01/22)	130	129,923
3.50%, 02/01/25 (Call 11/01/24)	250	247,275
3.65%, 03/01/26 (Call 12/01/25)	650	644,216
3.70%, 04/01/24 (Call 01/01/24)	468	471,229
4.00%, 09/01/36 (Call 03/01/36)	150	145,572
4.15%, 03/01/47 (Call 09/01/46)	875	835,741
4.40%, 12/01/21 (Call 09/01/21)	380	392,911
4.50%, 04/01/21 (Call 01/01/21)	100	103,094
4.50%, 02/01/45 (Call 08/01/44)	598	599,773
4.60%, 09/01/35 (Call 03/01/35)	250	259,951
4.75%, 03/01/46 (Call 09/01/45)	565	588,872
4.80%, 04/01/44 (Call 10/01/43)	75	78,391
5.65%, 12/01/41 (Call 06/01/41)	242	282,244

		21,151,218
Building Materials — 0.3%
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(a)(g)	75	74,712
3.75%, 12/01/21 (Call 09/01/21)	182	183,699
3.90%, 02/14/26 (Call 11/14/25)	300	298,029
4.25%, 03/01/21	80	81,429
4.50%, 02/15/47 (Call 08/15/46)	470	460,687
4.95%, 07/02/64 (Call 01/02/64)(g)	80	76,408
5.00%, 03/30/20	92	94,539
Lafarge SA, 7.13%, 07/15/36	70	86,433
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	250	232,150
4.25%, 12/15/47 (Call 06/15/47)	100	88,443
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	40	40,068
4.45%, 04/01/25 (Call 01/01/25)(a)	500	508,077
4.50%, 05/15/47 (Call 11/15/46)(a)	200	177,982
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	270	250,712
4.20%, 12/15/22 (Call 09/15/22)	377	381,092
4.30%, 07/15/47 (Call 01/15/47)	300	248,967
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	400	406,266
4.50%, 06/15/47 (Call 12/15/46)(a)	250	227,528
4.70%, 03/01/48 (Call 09/01/47)(b)	100	94,564

		4,011,785
Chemicals — 1.4%
Air Products & Chemicals Inc., 3.00%, 11/03/21	200	199,628
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	180	180,794
Braskem Finance Ltd., 6.45%, 02/03/24	2,200	2,281,400
Cabot Corp., 3.70%, 07/15/22	50	49,797
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	75	79,235

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	$530	$519,186
3.50%, 10/01/24 (Call 07/01/24)	146	143,251
4.13%, 11/15/21 (Call 08/15/21)	670	683,610
4.25%, 10/01/34 (Call 04/01/34)	450	438,421
4.38%, 11/15/42 (Call 05/15/42)	585	554,026
5.25%, 11/15/41 (Call 05/15/41)(a)	230	244,199
7.38%, 11/01/29	25	31,528
9.40%, 05/15/39	170	261,568
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	455	452,913
3.60%, 08/15/22 (Call 05/15/22)	1,004	1,005,556
3.80%, 03/15/25 (Call 12/15/24)	391	389,318
4.65%, 10/15/44 (Call 04/15/44)	125	122,308
EI du Pont de Nemours & Co.
2.80%, 02/15/23	527	514,624
3.63%, 01/15/21	286	289,813
4.15%, 02/15/43(a)	524	490,617
4.63%, 01/15/20(a)	300	306,837
FMC Corp., 3.95%, 02/01/22 (Call 11/01/21)(a)	410	412,563
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	485	445,461
Lubrizol Corp. (The), 6.50%, 10/01/34	25	32,721
LYB International Finance BV
4.00%, 07/15/23(a)	5	5,035
4.88%, 03/15/44 (Call 09/15/43)	465	468,700
5.25%, 07/15/43	230	243,448
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	258	245,396
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	270	254,123
5.75%, 04/15/24 (Call 01/15/24)	300	325,879
6.00%, 11/15/21 (Call 08/17/21)(a)	200	213,344
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)(a)	300	293,925
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	100	98,151
3.75%, 11/15/21 (Call 08/15/21)	260	260,185
4.25%, 11/15/23 (Call 08/15/23)(a)	401	406,710
5.63%, 11/15/43 (Call 05/15/43)(a)	225	230,180
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	154	143,045
3.15%, 10/01/22 (Call 07/01/22)	311	304,278
3.38%, 03/15/25 (Call 12/15/24)	131	124,422
3.50%, 06/01/23 (Call 03/01/23)	180	177,372
4.00%, 12/15/26 (Call 09/15/26)(a)	900	876,052
4.13%, 03/15/35 (Call 09/15/34)	45	41,874
4.90%, 06/01/43 (Call 12/01/42)	25	24,995
5.25%, 01/15/45 (Call 07/15/44)	300	314,291
5.63%, 12/01/40	251	273,230
PPG Industries Inc.
3.20%, 03/15/23 (Call 02/15/23)	100	99,250
3.60%, 11/15/20	100	100,726
3.75%, 03/15/28 (Call 12/15/27)(a)	100	100,036
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	400	385,919
2.45%, 02/15/22 (Call 11/15/21)	92	89,946
2.65%, 02/05/25 (Call 11/05/24)	140	133,757
3.00%, 09/01/21(a)	100	99,676
3.20%, 01/30/26 (Call 10/30/25)(a)	400	393,323
4.05%, 03/15/21	52	53,161

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Rohm & Haas Co., 7.85%, 07/15/29	$400	$518,530
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	200	198,381
4.25%, 01/15/48 (Call 07/15/47)	100	89,134
Sherwin-Williams Co. (The)
2.25%, 05/15/20	445	438,961
2.75%, 06/01/22 (Call 05/01/22)	374	364,109
3.45%, 06/01/27 (Call 03/01/27)	448	427,072
3.95%, 01/15/26 (Call 10/15/25)	75	74,748
4.00%, 12/15/42 (Call 06/15/42)(a)	100	90,514
4.20%, 01/15/22 (Call 10/15/21)	155	158,022
4.50%, 06/01/47 (Call 12/01/46)	675	650,059
Syngenta Finance NV, 3.13%, 03/28/22	765	743,316
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	672	635,623
4.38%, 11/15/47 (Call 05/15/47)	90	82,384
5.00%, 08/15/46 (Call 02/15/46)	50	50,612

		21,431,268
Commercial Services — 0.6%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	100	98,955
3.38%, 09/15/25 (Call 06/15/25)	357	356,394
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)(a)	325	328,082
5.25%, 10/01/25 (Call 07/01/25)	175	177,580
DP World Crescent Ltd., 3.91%, 05/31/23(b)	1,000	1,000,000
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	330	318,268
2.70%, 11/01/26 (Call 08/01/26)	8	7,461
3.25%, 12/01/27 (Call 09/01/27)(a)	100	96,725
3.95%, 12/01/47 (Call 06/01/47)	421	407,073
4.35%, 12/08/21	268	277,267
5.50%, 12/08/41	34	40,168
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	230	225,777
ERAC USA Finance LLC, 4.20%, 11/01/46 (Call 05/01/46)(a)(b)	1,000	918,074
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	70	70,168
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	150	151,530
Massachusetts Institute of Technology
4.68%, 07/01/14	180	196,184
5.60%, 07/01/11	80	102,989
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	350	336,243
3.25%, 01/15/28 (Call 10/15/27)	450	427,229
4.88%, 02/15/24 (Call 11/15/23)	430	452,064
5.50%, 09/01/20	100	104,413
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	325	293,571
3.30%, 07/15/56 (Call 01/15/56)	140	125,992
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)(a)	425	397,444
4.00%, 06/15/25 (Call 03/15/25)	480	485,138
4.40%, 02/15/26 (Call 11/15/25)	159	164,960
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	98	97,616
4.80%, 04/01/26 (Call 01/01/26)	306	316,581
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	125	117,130
University of Southern California, 3.03%, 10/01/39	200	181,462
Verisk Analytics Inc., 4.13%, 09/12/22	350	355,415

Security	Par (000)	Value

Commercial Services (continued)
Western Union Co. (The)
5.25%, 04/01/20	$110	$112,697
6.20%, 11/17/36	100	100,001
William Marsh Rice University, 3.77%, 05/15/55	200	189,530

		9,030,181
Computers — 2.3%
Apple Inc.
1.55%, 02/07/20	575	565,626
1.55%, 08/04/21 (Call 07/04/21)	95	91,384
1.80%, 11/13/19	300	297,314
1.80%, 05/11/20	250	246,086
1.90%, 02/07/20	500	494,704
2.00%, 05/06/20	1,035	1,021,764
2.10%, 09/12/22 (Call 08/12/22)(a)	460	443,677
2.15%, 02/09/22	152	147,697
2.25%, 02/23/21 (Call 01/23/21)	715	705,080
2.30%, 05/11/22 (Call 04/11/22)	400	390,476
2.40%, 01/13/23 (Call 12/13/22)	120	116,648
2.40%, 05/03/23	381	368,748
2.45%, 08/04/26 (Call 05/04/26)	500	464,919
2.50%, 02/09/22 (Call 01/09/22)	800	786,908
2.50%, 02/09/25	649	615,064
2.70%, 05/13/22	190	188,307
2.85%, 05/06/21(a)	988	986,274
2.85%, 02/23/23 (Call 12/23/22)	390	386,309
2.85%, 05/11/24 (Call 03/11/24)(a)	750	732,914
2.90%, 09/12/27 (Call 06/12/27)	105	99,721
3.00%, 02/09/24 (Call 12/09/23)	395	390,668
3.00%, 11/13/27 (Call 08/13/27)	500	479,874
3.20%, 05/13/25	950	940,800
3.20%, 05/11/27 (Call 02/11/27)	530	515,806
3.25%, 02/23/26 (Call 11/23/25)	621	611,124
3.35%, 02/09/27 (Call 11/09/26)	347	342,313
3.45%, 05/06/24	775	781,104
3.45%, 02/09/45	737	667,201
3.75%, 09/12/47 (Call 03/12/47)	50	47,472
3.75%, 11/13/47 (Call 05/13/47)(a)	300	284,987
3.85%, 05/04/43	721	696,862
3.85%, 08/04/46 (Call 02/04/46)	455	439,756
4.25%, 02/09/47 (Call 08/09/46)	295	305,615
4.38%, 05/13/45	625	653,995
4.45%, 05/06/44	1,325	1,397,065
4.65%, 02/23/46 (Call 08/23/45)	610	666,083
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(b)	1,150	1,169,763
5.45%, 06/15/23 (Call 04/15/23)(b)	1,015	1,065,803
6.02%, 06/15/26 (Call 03/15/26)(b)	725	768,593
8.10%, 07/15/36 (Call 01/15/36)(b)	590	697,694
8.35%, 07/15/46 (Call 01/15/46)(a)(b)	525	644,100
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	100	100,511
4.75%, 04/15/27 (Call 01/15/27)	240	244,937
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	1,070	1,078,294
4.90%, 10/15/25 (Call 07/15/25)	825	850,834
6.20%, 10/15/35 (Call 04/15/35)	300	310,518
6.35%, 10/15/45 (Call 04/15/45)	410	423,511
HP Inc.
4.05%, 09/15/22	100	101,690
6.00%, 09/15/41	307	314,539

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
IBM Credit LLC
2.20%, 09/08/22	$150	$144,024
2.65%, 02/05/21	250	247,821
3.00%, 02/06/23	350	346,182
International Business Machines Corp.
1.63%, 05/15/20	250	245,134
1.88%, 08/01/22	470	447,026
2.25%, 02/19/21(a)	200	196,314
2.50%, 01/27/22	665	650,224
2.88%, 11/09/22	100	98,445
2.90%, 11/01/21	200	198,889
3.30%, 01/27/27(a)	300	295,410
3.38%, 08/01/23	245	245,997
3.45%, 02/19/26(a)	540	536,729
3.63%, 02/12/24	1,455	1,471,994
4.00%, 06/20/42	566	550,001
4.70%, 02/19/46(a)	250	275,668
5.60%, 11/30/39	117	142,169
6.22%, 08/01/27	100	119,280
6.50%, 01/15/28	150	181,346
7.00%, 10/30/25	250	302,945
8.38%, 11/01/19	200	212,983
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	525	504,161
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	100	99,528
4.75%, 06/01/23(a)	290	289,369
4.75%, 01/01/25(a)	170	162,949
4.88%, 03/01/24 (Call 01/01/24)	180	176,688
4.88%, 06/01/27 (Call 03/01/27)	275	258,267
5.75%, 12/01/34 (Call 06/01/34)(a)	235	212,653

		34,753,328
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
2.30%, 05/03/22	360	352,225
2.45%, 11/15/21	30	29,416
3.25%, 03/15/24	315	316,054
3.70%, 08/01/47 (Call 02/01/47)(a)	165	156,393
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	50	49,306
3.15%, 03/15/27 (Call 12/15/26)	145	140,320
Procter & Gamble Co. (The)
1.90%, 11/01/19(a)	410	406,562
2.30%, 02/06/22	466	455,986
2.45%, 11/03/26	6	5,585
2.70%, 02/02/26(a)	432	413,732
2.85%, 08/11/27	1,000	961,701
3.10%, 08/15/23(a)	157	157,237
3.50%, 10/25/47	300	281,502
Unilever Capital Corp.
1.38%, 07/28/21(a)	285	271,578
1.80%, 05/05/20	190	186,739
2.00%, 07/28/26	1,000	897,967
2.60%, 05/05/24 (Call 03/05/24)	200	192,167
2.75%, 03/22/21	100	99,651
2.90%, 05/05/27 (Call 02/05/27)	300	286,404
3.10%, 07/30/25	100	97,724
3.38%, 03/22/25 (Call 01/22/25)(a)	100	99,806
3.50%, 03/22/28 (Call 12/22/27)(a)	100	100,278

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
4.25%, 02/10/21	$700	$720,491
5.90%, 11/15/32	267	330,054

		7,008,878
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	25	23,215
4.60%, 06/15/45 (Call 12/15/44)	340	360,114

		383,329
Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	300	278,115
3.95%, 02/01/22 (Call 01/01/22)	1,000	999,635
4.50%, 05/15/21	1,340	1,363,016
4.63%, 10/30/20	150	153,385
5.00%, 10/01/21	425	439,247
Affiliated Managers Group Inc., 4.25%, 02/15/24	250	254,636
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)(a)	11	10,507
3.00%, 09/15/23 (Call 07/15/23)(a)	460	438,823
3.63%, 04/01/27 (Call 01/01/27)	50	46,899
3.63%, 12/01/27 (Call 09/01/27)(a)	400	372,281
3.75%, 02/01/22 (Call 12/01/21)(a)	205	205,664
3.88%, 04/01/21 (Call 03/01/21)	595	599,083
4.25%, 09/15/24 (Call 06/15/24)	125	125,391
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	700	695,030
5.50%, 02/15/22	215	224,705
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	497	487,177
2.50%, 08/01/22 (Call 07/01/22)	356	342,895
2.65%, 12/02/22	475	459,804
3.00%, 10/30/24 (Call 09/29/24)	507	487,628
3.38%, 05/17/21 (Call 04/17/21)	250	250,667
3.63%, 12/05/24 (Call 11/04/24)	1,150	1,139,625
4.05%, 12/03/42	277	275,564
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	150	148,195
2.20%, 03/03/20 (Call 02/01/20)(a)	275	271,655
2.25%, 05/05/21 (Call 04/04/21)(a)	495	483,318
2.38%, 05/26/20 (Call 04/25/20)	670	662,248
2.70%, 03/03/22 (Call 01/31/22)(a)	249	243,270
3.30%, 05/03/27 (Call 04/03/27)(a)	470	459,032
Series F, 2.60%, 09/14/20 (Call 08/14/20)	495	491,075
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	190	178,450
3.70%, 10/15/24	382	383,142
4.00%, 10/15/23	292	298,992
5.30%, 03/15/20	5	5,168
BOC Aviation Ltd., 3.88%, 04/27/26 (Call 01/27/26)(b)	1,000	965,274
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	100	99,456
4.70%, 09/20/47 (Call 03/20/47)	175	168,442
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	40	39,895
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	450	437,263
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	156	151,189
3.20%, 03/02/27 (Call 12/02/26)	250	241,538
3.25%, 05/21/21 (Call 04/21/21)	100	100,324

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.45%, 02/13/26 (Call 11/13/25)(a)	$140	$138,614
3.85%, 05/21/25 (Call 03/21/25)	250	254,580
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,000	978,416
CME Group Inc.
3.00%, 09/15/22	652	646,342
3.00%, 03/15/25 (Call 12/15/24)	315	306,373
5.30%, 09/15/43 (Call 03/15/43)	314	373,091
Credit Suisse USA Inc., 7.13%, 07/15/32	460	592,404
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	215	206,943
3.95%, 11/06/24 (Call 08/06/24)	460	451,126
4.10%, 02/09/27 (Call 11/09/26)	462	447,989
5.20%, 04/27/22	160	166,402
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	77	74,077
4.50%, 06/20/28 (Call 03/20/28)	250	252,928
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	355	346,343
Franklin Resources Inc.
2.80%, 09/15/22	62	60,676
2.85%, 03/30/25	170	162,091
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,145	1,121,634
3.37%, 11/15/25	700	677,783
4.42%, 11/15/35	2,585	2,491,860
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	285	279,840
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	1,000	941,817
Intercontinental Exchange Inc.
3.45%, 09/21/23 (Call 08/21/23)(a)	40	40,128
3.75%, 09/21/28 (Call 06/21/28)(a)	30	30,090
4.25%, 09/21/48 (Call 03/21/48)	75	75,174
International Lease Finance Corp.
5.88%, 08/15/22	50	53,260
8.25%, 12/15/20	45	49,411
8.63%, 01/15/22	50	57,291
Invesco Finance PLC
3.75%, 01/15/26	25	25,037
4.00%, 01/30/24	270	274,740
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	280	286,750
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	375	389,925
Jefferies Group LLC
6.25%, 01/15/36	50	51,300
6.45%, 06/08/27(a)	150	162,946
6.50%, 01/20/43	230	240,176
6.88%, 04/15/21(a)	100	107,790
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	250	227,983
4.85%, 01/15/27	200	198,462
Lazard Group LLC, 3.75%, 02/13/25	270	263,170
Legg Mason Inc., 5.63%, 01/15/44	300	307,317
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	200	194,155
2.95%, 11/21/26 (Call 08/21/26)	350	336,508
3.38%, 04/01/24	490	492,132
3.80%, 11/21/46 (Call 05/21/46)	350	343,677

Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	$125	$122,206
4.25%, 06/01/24 (Call 03/01/24)	300	305,636
5.55%, 01/15/20	350	361,529
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	35	34,436
2.30%, 11/15/19 (Call 10/15/19)	300	298,482
2.40%, 04/25/22 (Call 03/25/22)	320	311,272
3.05%, 02/15/22 (Call 11/15/21)	305	304,130
3.05%, 04/25/27 (Call 01/25/27)(a)	555	531,734
3.25%, 11/01/25 (Call 08/01/25)	20	19,587
3.40%, 02/07/28 (Call 11/07/27)(a)	275	270,055
Series C, 8.00%, 03/01/32	200	278,528
Nomura Holdings Inc., 6.70%, 03/04/20	24	25,168
ORIX Corp.
2.90%, 07/18/22	150	145,767
3.25%, 12/04/24	325	312,003
3.70%, 07/18/27(a)	150	145,301
Raymond James Financial Inc.
3.63%, 09/15/26	150	145,061
4.95%, 07/15/46	425	436,833
Stifel Financial Corp., 4.25%, 07/18/24	235	236,931
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	175	158,678
3.75%, 08/15/21 (Call 06/15/21)	120	119,763
4.25%, 08/15/24 (Call 05/15/24)	818	793,573
4.50%, 07/23/25 (Call 04/23/25)(a)	135	131,462
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	370	365,111
3.30%, 04/01/27 (Call 01/01/27)	40	38,673
5.60%, 12/01/19	250	257,888
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	325	313,005
2.20%, 12/14/20 (Call 11/14/20)	895	882,407
2.75%, 09/15/27 (Call 06/15/27)	225	211,821
2.80%, 12/14/22 (Call 10/14/22)	715	705,142
3.15%, 12/14/25 (Call 09/14/25)	1,135	1,112,016
3.65%, 09/15/47 (Call 03/15/47)(a)	250	236,863
4.15%, 12/14/35 (Call 06/14/35)	435	455,614
4.30%, 12/14/45 (Call 06/14/45)	905	952,151

		41,675,280
Electric — 6.5%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(a)(b)	1,000	983,000
4.88%, 04/23/30(b)	1,000	1,002,564
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	125	120,085
3.80%, 10/01/47 (Call 04/01/47)(a)	125	115,556
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)(a)	380	366,164
3.75%, 12/01/47 (Call 06/01/47)(a)	50	46,261
4.00%, 12/01/46 (Call 06/01/46)	350	342,269
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	200	187,593
4.15%, 08/15/44 (Call 02/15/44)	290	286,538
4.30%, 01/02/46 (Call 07/02/45)	100	101,276
6.00%, 03/01/39	135	166,909
Series B, 3.70%, 12/01/47 (Call 06/01/47)(a)	20	18,528

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	$347	$342,575
3.65%, 02/15/26 (Call 11/15/25)	100	97,444
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	196,572
3.70%, 12/01/47 (Call 06/01/47)	60	56,597
4.15%, 03/15/46 (Call 09/15/45)	250	251,837
American Electric Power Co. Inc.
2.15%, 11/13/20	195	190,972
Series F, 2.95%, 12/15/22 (Call 09/15/22)(a)	20	19,523
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	240	241,459
7.00%, 04/01/38	100	132,881
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	50	47,201
3.75%, 05/15/46 (Call 11/15/45)	175	162,587
4.20%, 08/15/48 (Call 02/15/48)	50	49,957
4.50%, 04/01/42 (Call 10/01/41)	250	260,903
Berkshire Hathaway Energy Co.
2.38%, 01/15/21(a)	200	196,526
2.40%, 02/01/20 (Call 01/01/20)	350	347,414
2.80%, 01/15/23 (Call 12/15/22)	400	390,390
3.50%, 02/01/25 (Call 11/01/24)	250	248,367
3.75%, 11/15/23 (Call 08/15/23)	30	30,471
4.50%, 02/01/45 (Call 08/01/44)	620	628,372
5.15%, 11/15/43 (Call 05/15/43)	201	221,897
6.13%, 04/01/36	473	574,507
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)(a)	200	198,507
4.20%, 09/15/46 (Call 03/15/46)	100	95,776
4.25%, 11/30/23 (Call 08/30/23)	140	143,040
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	175	162,482
4.50%, 04/01/44 (Call 10/01/43)	300	321,769
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	50	45,927
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	710	674,042
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	250	295,864
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	200	185,538
2.95%, 08/15/27 (Call 05/15/27)	325	307,521
3.40%, 09/01/21 (Call 06/01/21)	450	451,251
3.65%, 06/15/46 (Call 12/15/45)	100	93,322
3.70%, 08/15/28 (Call 05/15/28)	150	150,966
3.70%, 03/01/45 (Call 09/01/44)	200	187,578
3.75%, 08/15/47 (Call 02/15/47)	70	66,360
6.45%, 01/15/38	140	180,778
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	145,129
4.00%, 04/01/48 (Call 10/01/47)(a)	150	150,099
Consolidated Edison Co. of New York Inc.
3.13%, 11/15/27 (Call 08/15/27)	250	239,957
3.80%, 05/15/28 (Call 02/15/28)	80	81,311
3.95%, 03/01/43 (Call 09/01/42)	730	706,615
4.45%, 03/15/44 (Call 09/15/43)	480	498,407
4.50%, 12/01/45 (Call 06/01/45)	100	104,625
4.63%, 12/01/54 (Call 06/01/54)	100	103,767
5.50%, 12/01/39	5	5,826
6.30%, 08/15/37(a)	208	265,516
Series 08-B, 6.75%, 04/01/38	350	467,431

Security	Par (000)	Value

Electric (continued)
Series 12-A, 4.20%, 03/15/42	$150	$149,745
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	90	86,279
Series C, 4.00%, 11/15/57 (Call 05/15/57)(a)	40	37,343
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	250	242,727
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	125	125,338
3.95%, 07/15/47 (Call 01/15/47)	155	154,458
4.05%, 05/15/48 (Call 11/15/47)	900	909,980
6.70%, 09/15/19(a)	300	311,866
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	50	50,226
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	280	278,049
2.58%, 07/01/20	130	128,229
3.63%, 12/01/24 (Call 09/01/24)	110	108,154
3.90%, 10/01/25 (Call 07/01/25)	390	384,005
4.25%, 06/01/28 (Call 03/01/28)	250	252,304
4.45%, 03/15/21	225	230,400
4.70%, 12/01/44 (Call 06/01/44)	400	409,791
5.75%, 10/01/54 (Call 10/01/24)(a)(c)(d)	200	208,500
7.00%, 06/15/38	140	178,997
Series B, 2.75%, 09/15/22 (Call 06/15/22)	160	154,992
Series B, 5.95%, 06/15/35	400	458,160
Series C, 2.00%, 08/15/21 (Call 07/15/21)	75	71,940
Series F, 5.25%, 08/01/33	100	107,830
DTE Electric Co., 3.70%, 03/15/45 (Call 09/15/44)	430	405,264
DTE Energy Co.
1.50%, 10/01/19	465	457,293
2.40%, 12/01/19 (Call 11/01/19)(a)	195	193,156
2.85%, 10/01/26 (Call 07/01/26)	210	194,676
3.70%, 08/01/23 (Call 07/01/23)	185	186,150
3.80%, 03/15/27 (Call 12/15/26)	75	74,018
Series B, 3.30%, 06/15/22 (Call 04/15/22)	220	217,778
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)(a)	445	426,807
3.05%, 03/15/23 (Call 02/15/23)(a)	340	336,642
3.70%, 12/01/47 (Call 06/01/47)	100	93,283
3.75%, 06/01/45 (Call 12/01/44)	380	357,561
3.90%, 06/15/21 (Call 03/15/21)	180	183,193
3.95%, 03/15/48 (Call 09/15/47)	25	24,336
4.25%, 12/15/41 (Call 06/15/41)	160	163,617
5.30%, 02/15/40(a)	10	11,566
6.05%, 04/15/38	182	227,070
6.10%, 06/01/37	66	81,213
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	455	436,027
2.65%, 09/01/26 (Call 06/01/26)	615	559,781
3.05%, 08/15/22 (Call 05/15/22)	475	468,941
3.15%, 08/15/27 (Call 05/15/27)	50	46,928
3.55%, 09/15/21 (Call 06/15/21)(a)	550	555,984
3.75%, 04/15/24 (Call 01/15/24)(a)	320	321,455
3.75%, 09/01/46 (Call 03/01/46)(a)	280	251,152
3.95%, 08/15/47 (Call 02/15/47)	75	70,026
4.80%, 12/15/45 (Call 06/15/45)	100	105,020
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	100	99,736
3.20%, 01/15/27 (Call 10/15/26)	1,575	1,529,522
3.40%, 10/01/46 (Call 04/01/46)	80	70,882
3.85%, 11/15/42 (Call 05/15/42)	300	287,834

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.65%, 04/01/40	$100	$120,036
6.35%, 09/15/37	500	645,599
Duke Energy Indiana LLC
6.12%, 10/15/35	29	35,309
6.35%, 08/15/38	200	257,496
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	50	55,827
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	300	279,915
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	1,075	1,002,582
4.10%, 03/15/43 (Call 09/15/42)	60	60,021
4.15%, 12/01/44 (Call 06/01/44)	220	221,170
Edison International
2.40%, 09/15/22 (Call 08/15/22)	325	308,599
4.13%, 03/15/28 (Call 12/15/27)	250	250,749
El Paso Electric Co., 6.00%, 05/15/35	50	57,265
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	56	54,632
3.55%, 06/15/26 (Call 03/15/26)	535	508,809
4.75%, 06/15/46 (Call 12/15/45)	500	500,852
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	75	71,600
Enel Finance International NV
3.50%, 04/06/28(b)	1,000	901,280
4.75%, 05/25/47(b)	1,000	959,263
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	150	149,002
3.75%, 02/15/21 (Call 11/15/20)	390	394,299
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	1,280	1,184,921
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	100	91,407
4.20%, 09/01/48 (Call 03/01/48)	100	101,099
4.95%, 01/15/45 (Call 01/15/25)	170	173,403
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	50	51,384
Eversource Energy
2.90%, 10/01/24 (Call 08/01/24)	275	262,744
Series K, 2.75%, 03/15/22 (Call 02/15/22)	150	146,982
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	170	168,880
3.40%, 04/15/26 (Call 01/15/26)	399	384,648
3.50%, 06/01/22 (Call 05/01/22)	370	365,630
3.95%, 06/15/25 (Call 03/15/25)(a)	504	506,565
4.45%, 04/15/46 (Call 10/15/45)	760	750,917
5.10%, 06/15/45 (Call 12/15/44)	50	53,309
5.15%, 12/01/20 (Call 09/01/20)	280	288,405
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	110	109,509
4.00%, 10/01/20 (Call 07/01/20)	175	177,226
4.25%, 06/15/22 (Call 03/15/22)	30	30,632
5.20%, 10/01/19	200	204,479
5.60%, 06/15/42 (Call 12/15/41)	325	332,829
6.25%, 10/01/39	450	487,301
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	255	250,642
Series B, 4.25%, 03/15/23 (Call 12/15/22)	400	408,097
Series C, 4.85%, 07/15/47 (Call 01/15/47)	460	472,871
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	60	57,250
3.80%, 12/15/42 (Call 06/15/42)	250	243,430
4.05%, 10/01/44 (Call 04/01/44)(a)	400	404,075
4.13%, 02/01/42 (Call 08/01/41)	45	45,967
4.13%, 06/01/48 (Call 12/01/47)	500	511,044

Security	Par (000)	Value

Electric (continued)
5.25%, 02/01/41 (Call 08/01/40)	$200	$233,389
5.65%, 02/01/37	200	239,679
5.69%, 03/01/40	45	55,999
5.95%, 02/01/38	185	230,560
5.96%, 04/01/39	115	145,916
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	510	471,456
Georgia Power Co.
4.25%, 12/01/19	20	20,314
4.30%, 03/15/42	510	492,866
Series 10-C, 4.75%, 09/01/40	25	25,606
Iberdrola International BV, 6.75%, 07/15/36	200	244,095
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	250	252,922
4.25%, 08/15/48 (Call 02/15/48)	100	100,754
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	90	88,383
6.25%, 07/15/39	100	128,069
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	50	48,214
3.35%, 11/15/27 (Call 08/15/27)	250	236,987
5.30%, 07/01/43 (Call 01/01/43)	250	279,835
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	260	257,525
4.20%, 03/15/48 (Call 09/15/47)	125	122,108
5.30%, 10/01/41 (Call 04/01/41)	150	170,487
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	210	238,971
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	32	32,248
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	500	492,768
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	70	70,404
3.65%, 08/01/48 (Call 02/01/48)	500	466,057
3.95%, 08/01/47 (Call 02/01/47)	300	294,990
4.25%, 05/01/46 (Call 11/01/45)	250	257,095
4.40%, 10/15/44 (Call 04/15/44)	750	787,155
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	1,900	1,911,954
National Grid USA, 5.80%, 04/01/35	175	203,533
Nevada Power Co., 2.75%, 04/15/20	250	249,627
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(b)	750	708,564
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	135	134,346
2.80%, 01/15/23 (Call 12/15/22)(a)	185	179,164
3.55%, 05/01/27 (Call 02/01/27)(a)	470	457,324
4.50%, 06/01/21 (Call 03/01/21)	100	102,240
4.80%, 12/01/77 (Call 12/01/27)(c)(d)	100	94,375
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	20	19,164
3.60%, 09/15/47 (Call 03/15/47)	115	107,595
4.13%, 05/15/44 (Call 11/15/43)	325	329,746
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	240,860
3.20%, 05/15/27 (Call 02/15/27)(a)	295	285,995
5.50%, 03/15/40	125	147,169
Oglethorpe Power Corp.
5.25%, 09/01/50	226	245,526
5.38%, 11/01/40	95	107,506
Ohio Power Co., Series M, 5.38%, 10/01/21	160	170,282

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	$500	$501,145
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	250	242,454
3.70%, 11/15/28 (Call 08/15/28)(b)	180	181,674
3.75%, 04/01/45 (Call 10/01/44)(a)	50	47,968
3.80%, 09/30/47 (Call 03/30/47)	50	48,518
4.10%, 11/15/48 (Call 05/15/48)(b)	80	80,829
5.30%, 06/01/42 (Call 12/01/41)	400	468,961
7.00%, 09/01/22	170	193,273
7.50%, 09/01/38	66	93,884
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	188,543
3.30%, 12/01/27 (Call 09/01/27)	600	551,133
3.40%, 08/15/24 (Call 05/15/24)	230	220,604
3.50%, 10/01/20 (Call 07/01/20)(a)	423	423,017
3.75%, 02/15/24 (Call 11/15/23)	225	220,611
4.00%, 12/01/46 (Call 06/01/46)	1,075	957,610
4.25%, 05/15/21 (Call 02/15/21)	90	91,076
4.25%, 03/15/46 (Call 09/15/45)	205	188,990
4.75%, 02/15/44 (Call 08/15/43)	300	295,560
5.40%, 01/15/40	25	26,708
5.80%, 03/01/37(a)	50	55,290
6.05%, 03/01/34	780	876,478
6.25%, 03/01/39	350	395,885
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	238	236,196
2.95%, 06/01/23 (Call 03/01/23)	50	49,165
3.60%, 04/01/24 (Call 01/01/24)	186	186,780
3.85%, 06/15/21 (Call 03/15/21)	230	234,037
4.10%, 02/01/42 (Call 08/01/41)	250	249,396
6.00%, 01/15/39	260	324,702
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	300	287,037
3.15%, 10/15/25 (Call 07/15/25)	250	243,410
5.95%, 10/01/36	100	123,052
Perusahaan Listrik Negara PT
4.13%, 05/15/27(b)	1,000	943,413
6.15%, 05/21/48(b)	600	632,654
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	165	166,302
4.15%, 03/15/43 (Call 09/15/42)	480	483,297
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	50	46,866
4.00%, 09/15/47 (Call 03/15/47)	125	115,032
4.20%, 06/15/22 (Call 03/15/22)	150	152,664
5.00%, 03/15/44 (Call 09/15/43)(a)	54	56,728
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	149,208
3.95%, 06/01/47 (Call 12/01/46)	900	885,640
4.15%, 10/01/45 (Call 04/01/45)	150	151,301
4.15%, 06/15/48 (Call 12/15/47)	250	253,163
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	260	256,840
4.40%, 01/15/21 (Call 10/15/20)	45	45,989
7.75%, 03/01/31	225	300,635
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	240	238,179
3.85%, 06/01/23 (Call 05/01/23)	1,900	1,900,836
8.63%, 04/15/31(a)	300	397,181

Security	Par (000)	Value

Electric (continued)
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	$400	$384,801
3.80%, 06/15/47 (Call 12/15/46)	250	239,179
4.10%, 06/15/48 (Call 12/15/47)	1,000	1,013,115
4.30%, 03/15/44 (Call 09/15/43)	25	25,933
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	350	352,537
Public Service Electric &Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	100	97,305
2.25%, 09/15/26 (Call 06/15/26)	340	307,518
2.38%, 05/15/23 (Call 02/15/23)(a)	50	48,006
3.60%, 12/01/47 (Call 06/01/47)	90	83,882
5.50%, 03/01/40	110	132,282
5.80%, 05/01/37	200	245,922
Public Service Enterprise Group Inc.
1.60%, 11/15/19(a)	110	108,324
2.65%, 11/15/22 (Call 10/15/22)	100	96,483
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	250	243,077
5.63%, 07/15/22 (Call 04/15/22)	330	351,147
Puget Sound Energy Inc.
5.76%, 10/01/39	130	159,177
5.80%, 03/15/40	300	369,487
San Diego Gas & Electric Co.
3.00%, 08/15/21	505	501,976
4.15%, 05/15/48 (Call 11/15/47)	500	498,760
4.50%, 08/15/40	60	62,248
6.00%, 06/01/39	50	61,695
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	1,000	1,005,392
Sempra Energy
2.40%, 02/01/20	115	113,630
2.40%, 03/15/20 (Call 02/15/20)	154	152,012
2.85%, 11/15/20 (Call 10/15/20)	100	98,651
2.88%, 10/01/22 (Call 07/01/22)	65	63,355
2.90%, 02/01/23 (Call 01/01/23)	35	33,886
3.25%, 06/15/27 (Call 03/15/27)	250	233,882
3.75%, 11/15/25 (Call 08/15/25)(a)	188	184,242
3.80%, 02/01/38 (Call 08/01/37)	235	216,266
4.00%, 02/01/48 (Call 08/01/47)(a)	250	226,947
6.00%, 10/15/39	345	407,912
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	100	92,579
South Carolina Electric &Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	24,382
4.50%, 06/01/64 (Call 12/01/63)	300	278,070
4.60%, 06/15/43 (Call 12/15/42)	165	165,440
5.10%, 06/01/65 (Call 12/01/64)	440	451,423
6.05%, 01/15/38	125	143,930
Southern California Edison Co.
3.70%, 08/01/25 (Call 06/01/25)	140	140,726
3.88%, 06/01/21 (Call 03/01/21)	184	186,715
4.00%, 04/01/47 (Call 10/01/46)	140	134,217
4.65%, 10/01/43 (Call 04/01/43)	150	158,188
5.50%, 03/15/40	140	159,519
5.63%, 02/01/36	200	226,575
6.00%, 01/15/34	62	73,095
Series 04-G, 5.75%, 04/01/35	160	184,621
Series 05-E, 5.35%, 07/15/35	400	444,455
Series 06-E, 5.55%, 01/15/37	180	204,442
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	325	303,944
Series C, 3.60%, 02/01/45 (Call 08/01/44)	100	89,935

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	$475	$461,267
2.75%, 06/15/20 (Call 05/15/20)	285	282,383
3.25%, 07/01/26 (Call 04/01/26)	1,675	1,576,964
4.25%, 07/01/36 (Call 01/01/36)	300	291,916
4.40%, 07/01/46 (Call 01/01/46)	1,350	1,298,987
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	800	797,089
5.15%, 09/15/41	100	102,185
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	25	24,665
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	325	303,580
Series L, 3.85%, 02/01/48 (Call 08/01/47)	100	92,716
Southwestern Public Service Co., 3.70%, 08/15/47 (Call 02/15/47)	545	511,955
State Grid Overseas Investment 2016 Ltd.
3.75%, 05/02/23(b)	1,000	1,003,972
4.00%, 05/04/47(b)	1,000	957,856
4.25%, 05/02/28(b)	1,000	1,016,691
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	55	54,263
4.30%, 06/15/48 (Call 12/15/47)	60	60,430
Toledo Edison Co. (The), 6.15%, 05/15/37	244	297,162
UIL Holdings Corp., 4.63%, 10/01/20	100	102,348
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	75	71,455
3.50%, 04/15/24 (Call 01/15/24)	100	99,929
3.90%, 09/15/42 (Call 03/15/42)	300	295,309
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	180	178,643
4.45%, 02/15/44 (Call 08/15/43)	285	290,648
6.35%, 11/30/37	350	442,768
8.88%, 11/15/38	205	318,863
Series A, 3.10%, 05/15/25 (Call 02/15/25)	200	193,481
Series A, 3.15%, 01/15/26 (Call 10/15/25)	180	174,633
Series A, 3.50%, 03/15/27 (Call 12/15/26)	485	480,484
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	500	474,290
Series B, 3.80%, 09/15/47 (Call 03/15/47)(a)	50	46,377
Series B, 6.00%, 01/15/36	30	36,259
Series C, 4.00%, 11/15/46 (Call 05/15/46)(a)	135	129,504
Series D, 4.65%, 08/15/43 (Call 02/15/43)	60	63,874
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	75	74,272
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	100	100,008
4.13%, 03/01/42 (Call 09/01/41)	50	50,039
4.25%, 12/01/45 (Call 06/01/45)	200	203,658
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	250	247,609
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	170	161,876
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)(a)	50	55,082
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	515	504,794
3.30%, 06/01/25 (Call 12/01/24)	75	73,113
3.35%, 12/01/26 (Call 06/01/26)(a)	400	387,831
4.70%, 05/15/20 (Call 11/15/19)	475	484,454
6.50%, 07/01/36	225	289,816
		97,717,293

Security	Par (000)	Value

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)(a)	$300	$291,117
4.25%, 11/15/20	250	254,907
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	165	157,365

		703,389
Electronics — 0.5%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	100	93,894
3.20%, 10/01/22 (Call 07/01/22)	150	147,650
5.00%, 07/15/20(a)	250	258,210
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	125	118,067
3.55%, 10/01/27 (Call 07/01/27)	100	92,253
Amphenol Corp.
3.20%, 04/01/24 (Call 02/01/24)	315	304,658
4.00%, 02/01/22 (Call 11/01/21)	400	407,902
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)(a)	270	254,600
4.00%, 04/01/25 (Call 01/01/25)	235	230,409
4.50%, 03/01/23 (Call 12/01/22)(a)	100	101,330
Avnet Inc., 4.88%, 12/01/22	322	333,135
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	35	34,476
4.38%, 11/15/57 (Call 05/15/57)	240	215,984
4.75%, 03/15/42(a)	106	107,414
5.75%, 08/15/40	150	173,536
Flex Ltd.
4.63%, 02/15/20	205	208,211
4.75%, 06/15/25 (Call 03/15/25)	100	101,482
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	710	666,617
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	560	538,848
2.50%, 11/01/26 (Call 08/01/26)(a)	1,303	1,212,478
4.25%, 03/01/21	462	475,509
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)(a)	50	47,770
4.70%, 09/15/22	100	102,430
5.63%, 12/15/20	100	104,190
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	150	152,808
4.60%, 04/06/27 (Call 01/06/27)	355	362,332
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	130	134,145
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	25	24,584
3.50%, 02/03/22 (Call 11/03/21)(a)	150	150,911

		7,155,833
Engineering & Construction — 0.1%
Fluor Corp.
3.38%, 09/15/21	150	151,719
3.50%, 12/15/24 (Call 09/15/24)	110	108,237
4.25%, 09/15/28 (Call 06/15/28)	150	148,766
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	1,200	1,064,916

		1,473,638
Environmental Control — 0.2%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)(a)	204	197,965
3.38%, 11/15/27 (Call 08/15/27)	260	249,950
3.55%, 06/01/22 (Call 03/01/22)	206	207,157

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
3.95%, 05/15/28 (Call 02/15/28)	$230	$231,176
4.75%, 05/15/23 (Call 02/15/23)	100	104,950
5.25%, 11/15/21	417	440,868
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)(a)	200	196,850
3.13%, 03/01/25 (Call 12/01/24)(a)	160	155,106
3.15%, 11/15/27 (Call 08/15/27)(a)	476	453,917
3.90%, 03/01/35 (Call 09/01/34)	400	392,466
4.10%, 03/01/45 (Call 09/01/44)	357	353,415

		2,983,820
Food — 1.5%
Campbell Soup Co.
3.30%, 03/15/21	250	248,745
3.65%, 03/15/23 (Call 02/15/23)(a)	300	293,442
3.80%, 08/02/42	250	196,511
3.95%, 03/15/25 (Call 01/15/25)	250	243,212
4.80%, 03/15/48 (Call 09/15/47)	100	91,399
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	390	379,250
7.00%, 10/01/28	100	116,944
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	250	255,717
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	561	557,245
3.20%, 04/16/21	30	29,948
4.00%, 04/17/25 (Call 02/17/25)	625	625,308
4.20%, 04/17/28 (Call 01/17/28)	35	34,937
4.55%, 04/17/38 (Call 10/17/37)	250	245,415
5.40%, 06/15/40(a)	350	381,338
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	890	812,583
3.10%, 05/15/21	100	100,378
3.38%, 05/15/23 (Call 04/15/23)	100	100,621
4.13%, 12/01/20	100	103,017
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	350	328,259
4.63%, 11/01/20(a)	275	282,332
JM Smucker Co. (The)
2.50%, 03/15/20(a)	300	297,510
3.38%, 12/15/27 (Call 09/15/27)(a)	100	94,150
3.50%, 03/15/25	225	218,584
4.38%, 03/15/45	495	461,792
Kellogg Co.
3.25%, 05/14/21	195	195,030
3.25%, 04/01/26(a)	325	308,656
3.40%, 11/15/27 (Call 08/15/27)(a)	350	331,847
4.00%, 12/15/20	460	469,131
4.30%, 05/15/28 (Call 02/15/28)	250	252,469
4.50%, 04/01/46(a)	250	239,189
Series B, 7.45%, 04/01/31	50	64,307
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	930	922,234
3.00%, 06/01/26 (Call 03/01/26)	485	442,602
3.38%, 06/15/21	250	250,155
3.50%, 06/06/22	670	667,892
3.50%, 07/15/22 (Call 05/15/22)	300	298,298
3.95%, 07/15/25 (Call 04/15/25)	540	531,858
4.00%, 06/15/23 (Call 05/15/23)	250	251,193
4.38%, 06/01/46 (Call 12/01/45)	835	731,429
4.63%, 01/30/29 (Call 10/30/28)	900	899,344
5.00%, 07/15/35 (Call 01/15/35)	275	271,613

Security	Par (000)	Value

Food (continued)
5.00%, 06/04/42	$285	$274,016
5.20%, 07/15/45 (Call 01/15/45)	540	526,093
6.50%, 02/09/40	125	141,972
6.88%, 01/26/39	107	126,239
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	410	402,811
2.65%, 10/15/26 (Call 07/15/26)	57	51,336
2.95%, 11/01/21 (Call 10/01/21)	284	280,354
3.30%, 01/15/21 (Call 12/15/20)	400	400,387
3.40%, 04/15/22 (Call 01/15/22)	350	348,989
3.70%, 08/01/27 (Call 05/01/27)	125	120,918
3.85%, 08/01/23 (Call 05/01/23)	371	375,015
3.88%, 10/15/46 (Call 04/15/46)	115	97,512
4.45%, 02/01/47 (Call 08/01/46)(a)	680	634,017
4.65%, 01/15/48 (Call 07/15/47)(a)	50	48,034
5.00%, 04/15/42 (Call 10/15/41)	90	89,072
5.40%, 07/15/40 (Call 01/15/40)	100	105,102
6.90%, 04/15/38	100	120,277
7.50%, 04/01/31	185	230,577
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	75	72,485
Mondelez International Inc.
3.00%, 05/07/20	500	499,461
3.63%, 05/07/23 (Call 04/07/23)	500	499,404
4.13%, 05/07/28 (Call 02/07/28)(a)	500	503,275
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	435	425,632
2.60%, 10/01/20 (Call 09/01/20)(a)	475	470,498
3.25%, 07/15/27 (Call 04/15/27)(a)	250	237,327
3.30%, 07/15/26 (Call 04/15/26)	263	252,639
3.75%, 10/01/25 (Call 07/01/25)	425	422,080
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	65	62,890
3.55%, 06/02/27 (Call 03/02/27)	210	199,419
3.95%, 08/15/24 (Call 05/15/24)(a)	200	200,805
4.50%, 06/15/22 (Call 03/15/22)	442	455,532
4.55%, 06/02/47 (Call 12/02/46)	610	574,671
4.88%, 08/15/34 (Call 02/15/34)	241	246,227

		23,120,950
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	200	201,602
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	152	154,690
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)(a)	1,000	920,000
5.25%, 05/12/24	35	35,087
5.50%, 01/17/27	25	24,688
Georgia-Pacific LLC
7.75%, 11/15/29	250	332,791
8.00%, 01/15/24	200	241,079
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	517	478,824
3.65%, 06/15/24 (Call 03/15/24)(a)	425	423,217
3.80%, 01/15/26 (Call 10/15/25)	120	118,425
4.40%, 08/15/47 (Call 02/15/47)	310	285,944
4.80%, 06/15/44 (Call 12/15/43)	445	440,581
5.00%, 09/15/35 (Call 03/15/35)	204	210,502

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
6.00%, 11/15/41 (Call 05/15/41)	$75	$83,637
7.30%, 11/15/39	300	382,333

		4,333,400
Gas — 0.5%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)(a)	450	426,797
4.15%, 01/15/43 (Call 07/15/42)	172	171,053
5.50%, 06/15/41 (Call 12/15/40)	100	116,830
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)(a)	325	323,786
4.00%, 04/01/28 (Call 01/01/28)	400	399,889
4.10%, 09/01/47 (Call 03/01/47)	225	210,223
4.50%, 01/15/21 (Call 10/15/20)	331	337,936
5.85%, 01/15/41 (Call 07/15/40)	50	59,560
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)(a)	260	258,376
2.80%, 11/15/20 (Call 10/15/20)	275	271,931
4.80%, 11/01/43 (Call 05/01/43)	200	205,243
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	247,975
3.95%, 09/15/27 (Call 06/15/27)	50	46,831
4.75%, 09/01/28 (Call 06/01/28)	150	146,950
4.90%, 12/01/21 (Call 09/01/21)	120	123,374
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	285	275,497
3.65%, 06/15/23 (Call 05/15/23)(b)	320	320,027
4.38%, 05/15/47 (Call 11/15/46)	300	296,922
4.80%, 02/15/44 (Call 08/15/43)	150	155,875
5.25%, 02/15/43 (Call 08/15/42)	195	215,992
5.65%, 02/01/45 (Call 08/01/44)	380	438,394
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	100	107,060
Piedmont Natural Gas Co. Inc., 4.65%, 08/01/43 (Call 02/01/43)	200	214,215
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	1,325	1,292,287
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	85	79,088
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	145	137,002
3.50%, 09/15/21 (Call 06/15/21)	120	120,113
5.88%, 03/15/41 (Call 09/15/40)	75	87,337

		7,086,563
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	25	24,860
Stanley Black & Decker Inc.
2.90%, 11/01/22	270	264,909
3.40%, 12/01/21 (Call 09/01/21)	22	22,115

		311,884
Health Care - Products — 1.6%
Abbott Laboratories
2.00%, 03/15/20(a)	255	251,355
2.35%, 11/22/19	187	185,750
2.55%, 03/15/22	50	48,650
2.80%, 09/15/20 (Call 08/15/20)	265	263,523
2.90%, 11/30/21 (Call 10/30/21)	180	178,087
3.25%, 04/15/23 (Call 01/15/23)	25	24,794
3.40%, 11/30/23 (Call 09/30/23)	350	348,667
3.75%, 11/30/26 (Call 08/30/26)	1,275	1,269,486
4.13%, 05/27/20	200	203,641
4.75%, 11/30/36 (Call 05/30/36)(a)	545	580,931

Security	Par (000)	Value

Health Care - Products (continued)
4.75%, 04/15/43 (Call 10/15/42)	$332	$354,967
4.90%, 11/30/46 (Call 05/30/46)	850	925,950
5.30%, 05/27/40	418	468,532
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)(a)	299	274,458
3.50%, 08/15/46 (Call 02/15/46)	150	128,692
Becton Dickinson and Co.
2.40%, 06/05/20	300	295,085
2.68%, 12/15/19	480	477,572
2.89%, 06/06/22 (Call 05/06/22)	529	515,221
3.13%, 11/08/21	405	400,485
3.25%, 11/12/20	486	485,347
3.36%, 06/06/24 (Call 04/06/24)	150	144,928
3.70%, 06/06/27 (Call 03/06/27)	693	664,165
3.73%, 12/15/24 (Call 09/15/24)	188	185,187
4.67%, 06/06/47 (Call 12/06/46)	540	534,314
4.69%, 12/15/44 (Call 06/15/44)	267	264,498
Boston Scientific Corp.
3.85%, 05/15/25(a)	685	688,231
4.00%, 03/01/28 (Call 12/01/27)	100	99,599
6.00%, 01/15/20	520	540,182
7.00%, 11/15/35	250	317,072
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)(a)	170	169,242
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	247,040
3.35%, 09/15/25 (Call 06/15/25)(a)	250	247,862
4.38%, 09/15/45 (Call 03/15/45)	150	156,731
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	170	172,436
Koninklijke Philips NV, 5.00%, 03/15/42(a)	584	649,235
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	154,206
6.00%, 03/01/20	200	207,804
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	170	167,216
Medtronic Inc.
2.50%, 03/15/20	125	124,196
3.15%, 03/15/22	1,040	1,037,706
3.50%, 03/15/25	1,350	1,349,324
3.63%, 03/15/24 (Call 12/15/23)	720	728,202
4.38%, 03/15/35	462	483,029
4.63%, 03/15/44 (Call 09/15/43)	512	544,938
4.63%, 03/15/45	1,335	1,431,051
5.55%, 03/15/40	140	165,500
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)(a)	250	246,891
3.38%, 11/01/25 (Call 08/01/25)	80	78,174
3.50%, 03/15/26 (Call 12/15/25)	500	490,467
3.65%, 03/07/28 (Call 12/07/27)	75	73,482
4.10%, 04/01/43 (Call 10/01/42)	100	95,395
4.38%, 05/15/44 (Call 11/15/43)	275	274,586
4.63%, 03/15/46 (Call 09/15/45)	345	356,871
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	620	578,711
3.00%, 04/15/23 (Call 02/15/23)	535	520,693
3.15%, 01/15/23 (Call 10/15/22)	107	105,336
3.20%, 08/15/27 (Call 05/15/27)	100	94,417
3.30%, 02/15/22(a)	20	19,927
3.60%, 08/15/21 (Call 05/15/21)	160	160,828

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.10%, 08/15/47 (Call 02/15/47)	$200	$192,279
4.15%, 02/01/24 (Call 11/01/23)	406	415,622
4.50%, 03/01/21	400	411,437
5.30%, 02/01/44 (Call 08/01/43)(a)	100	111,759
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	228	224,223
3.38%, 11/30/21 (Call 08/30/21)	261	259,047
3.55%, 04/01/25 (Call 01/01/25)	415	400,341
3.70%, 03/19/23 (Call 02/19/23)	185	185,371
5.75%, 11/30/39(a)	100	113,189

		24,564,133
Health Care - Services — 1.5%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	332	321,401
2.80%, 06/15/23 (Call 04/15/23)	432	416,594
3.50%, 11/15/24 (Call 08/15/24)(a)	268	262,718
4.13%, 06/01/21 (Call 03/01/21)	130	132,551
4.13%, 11/15/42 (Call 05/15/42)	406	379,534
6.75%, 12/15/37	500	636,791
Anthem Inc.
2.50%, 11/21/20	100	98,510
2.95%, 12/01/22 (Call 11/01/22)	196	191,192
3.13%, 05/15/22	50	49,338
3.30%, 01/15/23	635	629,362
3.35%, 12/01/24 (Call 10/01/24)	150	145,980
3.50%, 08/15/24 (Call 05/15/24)	528	518,803
3.65%, 12/01/27 (Call 09/01/27)	350	333,623
3.70%, 08/15/21 (Call 05/15/21)(a)	282	284,558
4.10%, 03/01/28 (Call 12/01/27)	185	181,835
4.35%, 08/15/20	350	357,721
4.38%, 12/01/47 (Call 06/01/47)	250	233,925
4.63%, 05/15/42	527	511,788
4.65%, 01/15/43	608	596,857
4.65%, 08/15/44 (Call 02/15/44)	90	87,824
5.95%, 12/15/34	250	285,822
Ascension Health, 3.95%, 11/15/46	345	344,294
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	350	354,112
Catholic Health Initiatives, 4.35%, 11/01/42(a)	200	188,564
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	200	203,635
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	670	605,382
3.25%, 04/15/25 (Call 01/15/25)	130	123,576
3.88%, 10/15/47 (Call 04/15/47)	240	205,501
4.50%, 03/15/21 (Call 12/15/20)	212	217,361
5.13%, 06/15/20(a)	237	244,528
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	250	251,141
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	104	102,796
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	105	102,194
3.15%, 12/01/22 (Call 09/01/22)	248	244,047
3.95%, 03/15/27 (Call 12/15/26)	40	39,570
4.63%, 12/01/42 (Call 06/01/42)	25	24,987
4.95%, 10/01/44 (Call 04/01/44)	751	787,707

Security	Par (000)	Value

Health Care - Services (continued)
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)(a)	$250	$241,523
3.50%, 04/01/22	150	151,064
4.15%, 05/01/47 (Call 11/01/46)(a)	350	359,697
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	587	575,407
3.60%, 09/01/27 (Call 06/01/27)	50	48,055
3.75%, 08/23/22 (Call 05/23/22)	225	226,620
4.70%, 02/01/45 (Call 08/01/44)	180	177,618
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	263	266,842
Series 2015, 4.20%, 07/01/55	25	25,605
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	250	240,327
New York and Presbyterian Hospital (The), 4.06%, 08/01/56	350	346,583
Northwell Healthcare Inc., 4.26%, 11/01/47 (Call 11/01/46)	340	327,835
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	100	101,800
4.70%, 04/01/21	200	205,703
4.70%, 03/30/45 (Call 09/30/44)(a)	261	257,022
Roche Holdings Inc., 3.35%, 09/30/24 (Call 06/30/24)(b)	500	499,735
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	500	486,833
UnitedHealth Group Inc.
1.95%, 10/15/20	12	11,768
2.13%, 03/15/21	115	112,372
2.30%, 12/15/19	55	54,671
2.38%, 10/15/22	165	159,323
2.75%, 02/15/23 (Call 11/15/22)	400	390,564
2.88%, 12/15/21	75	74,376
2.88%, 03/15/22 (Call 12/15/21)	540	536,375
2.88%, 03/15/23	259	254,135
2.95%, 10/15/27(a)	400	377,886
3.10%, 03/15/26	425	410,882
3.35%, 07/15/22(a)	401	403,093
3.38%, 04/15/27(a)	200	195,873
3.45%, 01/15/27	205	202,424
3.75%, 07/15/25	925	935,010
3.75%, 10/15/47 (Call 04/15/47)	175	163,713
4.25%, 03/15/43 (Call 09/15/42)	370	372,241
4.25%, 04/15/47 (Call 10/15/46)	305	306,121
4.38%, 03/15/42 (Call 09/15/41)	150	155,034
4.63%, 07/15/35	80	85,815
4.63%, 11/15/41 (Call 05/15/41)	350	370,256
4.70%, 02/15/21 (Call 11/15/20)(a)	350	362,314
4.75%, 07/15/45	571	619,070
5.80%, 03/15/36	132	158,273
5.95%, 02/15/41 (Call 08/15/40)	225	277,986
6.50%, 06/15/37	100	129,878
6.63%, 11/15/37	250	328,226
6.88%, 02/15/38	350	472,132

		23,154,202
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	100	96,213
3.63%, 01/19/22 (Call 12/19/21)	330	323,621
3.88%, 01/15/20 (Call 12/15/19)	250	250,747
FS Investment Corp., 4.25%, 01/15/20 (Call 12/15/19)	200	200,558

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(b)	$500	$515,507

		1,386,646
Home Builders — 0.0%
DR Horton Inc., 2.55%, 12/01/20	170	166,777
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	200	201,239

		368,016
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	100	94,702
3.80%, 11/15/24 (Call 08/15/24)	100	98,162
Whirlpool Corp.
3.70%, 05/01/25	250	243,934
4.00%, 03/01/24	100	100,171
4.50%, 06/01/46 (Call 12/01/45)(a)	560	504,068
4.85%, 06/15/21	195	201,743

		1,242,780
Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	515	483,517
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	450	426,254
3.80%, 11/15/21	200	203,355
3.90%, 05/15/28 (Call 02/15/28)	250	251,577
Kimberly-Clark Corp.
2.40%, 06/01/23	128	123,084
3.20%, 07/30/46 (Call 01/30/46)	50	43,417
3.90%, 05/04/47 (Call 11/04/46)	290	286,157
5.30%, 03/01/41	80	94,329
6.63%, 08/01/37(a)	150	199,182
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(b)	1,000	936,846

		3,047,718
Housewares — 0.1%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	150	147,794
3.85%, 04/01/23 (Call 02/01/23)	400	392,839
4.00%, 12/01/24 (Call 09/01/24)	250	243,395
4.20%, 04/01/26 (Call 01/01/26)	10	9,655
5.50%, 04/01/46 (Call 10/01/45)	795	762,814
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	200	204,873

		1,761,370
Insurance — 3.2%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)(a)	400	377,247
3.63%, 06/15/23	190	191,778
3.63%, 11/15/24	421	421,673
4.00%, 10/15/46 (Call 04/15/46)	230	219,304
Alleghany Corp.
4.95%, 06/27/22	100	104,804
5.63%, 09/15/20(a)	100	104,358
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	250	243,206
Allstate Corp. (The)
3.15%, 06/15/23	50	49,622
4.20%, 12/15/46 (Call 06/15/46)	390	387,431
4.50%, 06/15/43	249	259,239
5.55%, 05/09/35	188	217,231

Security	Par (000)	Value

Insurance (continued)
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(c)(d)	$150	$156,375
Alterra Finance LLC, 6.25%, 09/30/20	100	105,644
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	60	57,240
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	330	329,898
3.75%, 07/10/25 (Call 04/10/25)	245	239,325
3.88%, 01/15/35 (Call 07/15/34)	1,000	908,528
3.90%, 04/01/26 (Call 01/01/26)	675	662,768
4.13%, 02/15/24(a)	280	283,679
4.38%, 01/15/55 (Call 07/15/54)	400	358,301
4.50%, 07/16/44 (Call 01/16/44)	721	687,055
4.80%, 07/10/45 (Call 01/10/45)	11	10,926
4.88%, 06/01/22	625	655,087
6.25%, 05/01/36	100	115,449
6.40%, 12/15/20(a)	322	344,325
Aon Corp.
5.00%, 09/30/20	130	134,319
6.25%, 09/30/40	170	208,641
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	25	24,605
3.50%, 06/14/24 (Call 03/14/24)	350	343,391
3.88%, 12/15/25 (Call 09/15/25)	407	407,541
4.60%, 06/14/44 (Call 03/14/44)	120	120,084
4.75%, 05/15/45 (Call 11/15/44)	25	25,413
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	300	323,410
Assurant Inc., 6.75%, 02/15/34	50	58,122
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	50	46,949
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(b)	500	484,671
5.00%, 04/20/48 (Call 10/20/47)(b)	250	235,464
AXA SA, 8.60%, 12/15/30	225	292,500
AXIS Specialty Finance LLC, 5.88%, 06/01/20	250	260,299
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	110	105,445
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	100	101,533
4.40%, 05/15/42(a)	206	215,109
5.75%, 01/15/40	100	121,228
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	1,235	1,215,877
3.00%, 02/11/23(a)	100	100,233
3.13%, 03/15/26 (Call 12/15/25)	835	812,546
3.40%, 01/31/22	300	304,235
3.75%, 08/15/21(a)	350	358,643
4.50%, 02/11/43(a)	478	505,430
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	375	335,070
4.70%, 06/22/47 (Call 12/22/46)	235	196,905
Chubb Corp. (The), Series 1,6.50%, 05/15/38	200	260,717
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	580	570,747
3.35%, 05/15/24	401	397,415
3.35%, 05/03/26 (Call 02/03/26)	25	24,567
4.35%, 11/03/45 (Call 05/03/45)	540	562,201
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	300	281,543
3.95%, 05/15/24 (Call 02/15/24)	250	250,726
4.50%, 03/01/26 (Call 12/01/25)	230	234,636
5.88%, 08/15/20	82	85,964

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Dai-Ichi Life Insurance Co. Ltd. (The), 5.10%, (Call 10/28/24)(b)(c)(d)(e)	$1,000	$1,019,020
Fidelity National Financial Inc.
4.50%, 08/15/28 (Call 05/15/28)(b)	100	99,753
5.50%, 09/01/22	250	265,732
First American Financial Corp., 4.60%, 11/15/24	100	100,968
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	54	52,160
4.40%, 03/15/48 (Call 09/15/47)(a)	500	492,192
5.13%, 04/15/22(a)	186	196,282
Jackson National Life Global Funding, 3.88%, 06/11/25(b)	1,000	1,006,753
Liberty Mutual Group Inc., 4.85%, 08/01/44(a)(b)	500	512,681
Lincoln National Corp.
3.35%, 03/09/25	65	63,038
3.63%, 12/12/26 (Call 09/15/26)	55	53,355
3.80%, 03/01/28 (Call 12/01/27)(a)	40	38,877
4.20%, 03/15/22	118	120,448
4.35%, 03/01/48 (Call 09/01/47)	100	95,095
4.85%, 06/24/21	50	51,779
6.15%, 04/07/36	50	57,592
7.00%, 06/15/40	290	373,609
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	375	362,611
4.13%, 05/15/43 (Call 11/15/42)	25	23,912
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(c)(d)	200	191,115
4.15%, 03/04/26(a)	475	482,021
4.90%, 09/17/20	255	262,983
5.38%, 03/04/46	400	456,496
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	95	89,561
4.30%, 11/01/47 (Call 05/01/47)	135	124,936
4.90%, 07/01/22	100	103,755
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	154,225
2.75%, 01/30/22 (Call 12/30/21)	360	352,664
3.30%, 03/14/23 (Call 01/14/23)	305	302,200
3.50%, 03/10/25 (Call 12/10/24)	436	431,601
4.80%, 07/15/21 (Call 04/15/21)	200	207,224
MassMutual Global Funding II, 2.95%, 01/11/25(b)	2,000	1,919,889
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	30	29,242
MetLife Inc.
3.05%, 12/15/22(a)	390	385,571
3.60%, 04/10/24	667	671,202
3.60%, 11/13/25 (Call 08/13/25)	185	184,125
4.05%, 03/01/45	365	344,773
4.13%, 08/13/42	225	216,183
4.60%, 05/13/46 (Call 11/13/45)(a)	460	472,943
4.72%, 12/15/44	295	307,396
4.75%, 02/08/21	286	295,871
4.88%, 11/13/43(a)	175	186,132
5.70%, 06/15/35	30	34,988
5.88%, 02/06/41	300	357,386
6.38%, 06/15/34	250	304,336
6.40%, 12/15/66 (Call 12/15/31)	415	443,012
Series D, 4.37%, 09/15/23	1,320	1,377,996
New York Life Global Funding
3.00%, 01/10/28(b)	500	474,331
3.25%, 08/06/21(b)	500	501,798

Security	Par (000)	Value

Insurance (continued)
Nippon Life Insurance Co.
4.00%, 09/19/47 (Call 09/19/27)(b)(c)(d)	$500	$472,010
5.10%, 10/16/44 (Call 10/16/24)(b)(c)(d)	500	509,745
Nuveen Finance LLC, 4.13%, 11/01/24(b)	2,000	1,993,230
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	200	207,445
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(b)(c)(d)	250	228,438
Pricoa Global Funding I, 3.45%, 09/01/23(b)	300	299,519
Principal Financial Group Inc.
3.13%, 05/15/23	202	198,193
3.30%, 09/15/22	102	101,207
4.30%, 11/15/46 (Call 05/15/46)	40	38,950
6.05%, 10/15/36	132	157,969
Progressive Corp. (The)
3.70%, 01/26/45	120	111,297
3.75%, 08/23/21	350	354,816
4.13%, 04/15/47 (Call 10/15/46)	700	692,003
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)(a)	50	50,167
3.91%, 12/07/47 (Call 06/07/47)	620	571,123
3.94%, 12/07/49 (Call 06/07/49)	381	351,302
4.50%, 11/16/21	225	232,845
4.50%, 09/15/47 (Call 09/15/27)(a)(c)(d)	50	46,438
5.20%, 03/15/44 (Call 03/15/24)(c)(d)	870	874,350
5.38%, 05/15/45 (Call 05/15/25)(c)(d)	346	349,460
5.63%, 06/15/43 (Call 06/15/23)(c)(d)	220	230,061
5.70%, 12/14/36	250	290,296
5.88%, 09/15/42 (Call 09/15/22)(a)(c)(d)	250	266,250
Series D, 6.63%, 12/01/37	250	317,359
Reinsurance Group of America Inc., 5.00%, 06/01/21	300	312,159
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	230	218,018
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47 (Call 11/15/46)(b)	250	246,829
Transatlantic Holdings Inc., 8.00%, 11/30/39	100	138,867
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	450	421,012
3.90%, 11/01/20	180	183,039
4.00%, 05/30/47 (Call 11/30/46)	170	166,172
4.30%, 08/25/45 (Call 02/25/45)	50	50,767
4.60%, 08/01/43	60	63,386
5.35%, 11/01/40	75	87,083
6.25%, 06/15/37	371	468,334
Travelers Property Casualty Corp., 6.38%, 03/15/33	150	188,862
Unum Group, 4.00%, 03/15/24(a)	225	224,296
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	200	190,356
3.65%, 06/15/26	30	28,947
4.80%, 06/15/46	375	376,040
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	25	24,473
WR Berkley Corp.
4.63%, 03/15/22	55	56,799
4.75%, 08/01/44	130	130,265
5.38%, 09/15/20	120	124,288
XLIT Ltd.
4.45%, 03/31/25	90	89,855
5.50%, 03/31/45	350	376,899

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.75%, 10/01/21	$470	$499,210
6.25%, 05/15/27	150	171,978

		47,930,891
Internet — 1.0%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	430	427,856
2.80%, 06/06/23 (Call 05/06/23)(a)	200	194,052
3.40%, 12/06/27 (Call 09/06/27)	200	188,067
3.60%, 11/28/24 (Call 08/28/24)(a)	1,000	990,218
4.00%, 12/06/37 (Call 06/06/37)(a)	250	234,441
4.20%, 12/06/47 (Call 06/06/47)	250	235,690
4.40%, 12/06/57 (Call 06/06/57)	205	194,472
4.50%, 11/28/34 (Call 05/28/34)(a)	100	100,425
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	333	303,042
3.38%, 02/25/24	436	443,411
3.63%, 05/19/21	615	628,262
Amazon.com Inc.
1.90%, 08/21/20	540	529,949
2.40%, 02/22/23 (Call 01/22/23)	870	841,249
2.50%, 11/29/22 (Call 08/29/22)(a)	583	569,280
2.60%, 12/05/19 (Call 11/05/19)	250	249,740
2.80%, 08/22/24 (Call 06/22/24)	435	422,206
3.15%, 08/22/27 (Call 05/22/27)	657	634,602
3.30%, 12/05/21 (Call 10/05/21)	190	191,534
3.80%, 12/05/24 (Call 09/05/24)	425	436,176
3.88%, 08/22/37 (Call 02/22/37)	875	865,617
4.05%, 08/22/47 (Call 02/22/47)(a)	1,000	989,147
4.25%, 08/22/57 (Call 02/22/57)	335	335,565
4.80%, 12/05/34 (Call 06/05/34)	257	282,360
4.95%, 12/05/44 (Call 06/05/44)(a)	540	612,875
5.20%, 12/03/25 (Call 09/03/25)	445	492,558
Baidu Inc.
3.50%, 11/28/22	400	394,716
3.63%, 07/06/27	600	568,820
3.88%, 09/29/23 (Call 08/29/23)	200	199,366
4.38%, 03/29/28 (Call 12/29/27)	200	198,979
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	490	475,568
2.75%, 01/30/23 (Call 12/30/22)	760	734,088
3.45%, 08/01/24 (Call 05/01/24)	220	215,540
3.60%, 06/05/27 (Call 03/05/27)	60	57,380
3.80%, 03/09/22 (Call 02/09/22)	60	60,844
4.00%, 07/15/42 (Call 01/15/42)	440	367,363
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	175	164,240
4.50%, 08/15/24 (Call 05/15/24)	225	228,181
5.95%, 08/15/20(a)	257	269,397

		15,327,276
Iron & Steel — 0.3%
ArcelorMittal
6.13%, 06/01/25(a)	500	544,560
7.00%, 10/15/39	250	291,142
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)(a)	500	496,205
6.40%, 12/01/37	250	310,473
Vale Overseas Ltd.
4.38%, 01/11/22	214	215,113
6.25%, 08/10/26	750	824,160

Security	Par (000)	Value

Iron & Steel (continued)
6.88%, 11/21/36	$565	$650,456
6.88%, 11/10/39	725	842,812
8.25%, 01/17/34	50	63,380

		4,238,301
Leisure Time — 0.1%
Carnival Corp., 3.95%, 10/15/20	420	426,518
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	50	48,437
4.63%, 07/28/45 (Call 01/28/45)(a)	150	142,076
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	130	121,807

		738,838
Lodging — 0.1%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	95	93,528
4.38%, 09/15/28 (Call 06/15/28)	155	154,011
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	50	48,234
2.88%, 03/01/21 (Call 02/01/21)	155	153,424
3.25%, 09/15/22 (Call 06/15/22)(a)	202	199,117
3.75%, 03/15/25 (Call 12/15/24)	485	477,915
Series N, 3.13%, 10/15/21 (Call 07/15/21)	100	99,195
Series R, 3.13%, 06/15/26 (Call 03/15/26)	90	84,578
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)(b)	200	200,996
5.13%, 08/08/25 (Call 06/08/25)(a)(b)	200	202,006
5.40%, 08/08/28 (Call 05/08/28)(a)(b)	200	201,792

		1,914,796
Machinery — 0.8%
ABB Finance USA Inc.
2.88%, 05/08/22(a)	356	351,009
3.38%, 04/03/23 (Call 03/03/23)	250	249,720
3.80%, 04/03/28 (Call 01/03/28)	225	228,317
4.38%, 05/08/42(a)	100	103,632
Caterpillar Financial Services Corp. 1.70%, 08/09/21(a)	135	130,144
1.93%, 10/01/21	170	163,926
2.00%, 03/05/20	30	29,630
2.10%, 01/10/20	250	247,707
2.25%, 12/01/19	265	263,619
2.40%, 06/06/22	460	447,694
2.40%, 08/09/26(a)	250	229,825
2.55%, 11/29/22	140	136,400
2.90%, 03/15/21	250	249,178
2.95%, 05/15/20	250	250,101
3.25%, 12/01/24(a)	300	298,624
3.30%, 06/09/24(a)	325	324,748
3.45%, 05/15/23(a)	250	252,000
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	405	407,342
3.80%, 08/15/42	395	381,539
3.90%, 05/27/21	299	306,675
4.30%, 05/15/44 (Call 11/15/43)	75	78,780
4.75%, 05/15/64 (Call 11/15/63)(a)	250	264,191
5.20%, 05/27/41	425	491,472
5.30%, 09/15/35	200	231,725
CNH Industrial Capital LLC
4.38%, 11/06/20(a)	100	101,250
4.88%, 04/01/21	25	25,562

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)(a)	$100	$96,238
4.50%, 08/15/23	75	76,551
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	100	101,556
4.88%, 10/01/43 (Call 04/01/43)(a)	100	110,508
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	616	604,912
3.90%, 06/09/42 (Call 12/09/41)	140	140,408
4.38%, 10/16/19(a)	80	81,428
5.38%, 10/16/29	246	281,757
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	250	247,850
John Deere Capital Corp.
1.25%, 10/09/19	250	245,805
2.05%, 03/10/20	400	395,113
2.15%, 09/08/22	300	289,051
2.20%, 03/13/20	150	148,501
2.30%, 09/16/19	280	278,857
2.38%, 07/14/20	190	188,047
2.55%, 01/08/21	300	296,848
2.65%, 06/24/24	85	81,723
2.65%, 06/10/26	250	234,403
2.75%, 03/15/22	300	296,388
2.80%, 03/04/21	20	19,884
2.80%, 01/27/23	122	119,912
2.80%, 03/06/23	290	284,801
2.80%, 09/08/27	270	253,642
3.15%, 10/15/21(a)	70	70,115
3.35%, 06/12/24	345	344,156
Series 0014, 2.45%, 09/11/20(a)	250	247,466
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	80	76,345
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	150	147,482
3.80%, 12/15/26 (Call 09/15/26)	230	225,125
4.20%, 09/15/28 (Call 06/15/28)	250	249,956
Wabtec Corp./DE, 3.45%, 11/15/26 (Call 08/15/26)	275	255,870
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	20	18,952

		12,754,460
Manufacturing — 1.2%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	50	48,135
2.00%, 08/07/20(a)	150	147,567
2.00%, 06/26/22	825	796,358
2.25%, 03/15/23 (Call 02/15/23)	250	242,019
2.25%, 09/19/26 (Call 06/19/26)	250	229,392
2.88%, 10/15/27 (Call 07/15/27)	300	286,517
3.13%, 09/19/46 (Call 03/19/46)	125	108,077
3.63%, 10/15/47 (Call 04/15/47)(a)	80	75,877
5.70%, 03/15/37	390	475,825
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	90	87,105
3.75%, 11/15/22 (Call 08/15/22)	202	200,532
3.75%, 12/01/27 (Call 09/01/27)	250	241,203
Dover Corp.
5.38%, 10/15/35	85	96,251
5.38%, 03/01/41 (Call 12/01/40)	157	180,529
Eaton Corp.
2.75%, 11/02/22	642	626,697
3.10%, 09/15/27 (Call 06/15/27)(a)	40	37,733

Security	Par (000)	Value

Manufacturing (continued)
3.92%, 09/15/47 (Call 03/15/47)	$100	$92,927
4.00%, 11/02/32	258	258,607
4.15%, 11/02/42	315	302,734
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)(a)	600	594,058
2.70%, 10/09/22	895	872,818
3.10%, 01/09/23	589	581,155
3.15%, 09/07/22	256	254,917
3.38%, 03/11/24(a)	170	168,365
3.45%, 05/15/24 (Call 02/13/24)	379	376,968
4.13%, 10/09/42	481	441,684
4.50%, 03/11/44(a)	804	779,908
4.63%, 01/07/21	135	138,933
4.65%, 10/17/21	575	598,690
5.30%, 02/11/21(a)	720	755,027
5.50%, 01/08/20	400	412,857
5.88%, 01/14/38	438	500,910
6.15%, 08/07/37	246	288,455
6.88%, 01/10/39	604	763,780
Series A, 6.75%, 03/15/32	740	917,494
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	515	481,912
3.38%, 09/15/21 (Call 06/15/21)	100	100,616
3.50%, 03/01/24 (Call 12/01/23)(a)	100	100,960
3.90%, 09/01/42 (Call 03/01/42)	425	422,200
4.88%, 09/15/41 (Call 03/15/41)	150	167,954
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	500	495,917
3.75%, 08/21/28 (Call 05/21/28)	275	270,284
5.75%, 06/15/43	50	57,827
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	250	247,880
3.55%, 11/01/24 (Call 08/01/24)	19	18,714
4.65%, 11/01/44 (Call 05/01/44)	190	193,939
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	355	345,147
3.30%, 11/21/24 (Call 08/21/24)	350	346,291
4.10%, 03/01/47 (Call 09/01/46)	375	374,716
4.20%, 11/21/34 (Call 05/21/34)	80	81,310
Series A, 6.25%, 05/15/38	100	125,323
Siemens Financieringsmaatschappij NV, 2.90%, 05/27/22(b)	500	493,407
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	50	48,212
3.88%, 03/01/25 (Call 12/01/24)	205	202,823
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	175	169,711

		17,725,247
Media — 3.0%
21st Century Fox America Inc.
3.00%, 09/15/22	410	404,137
3.38%, 11/15/26 (Call 08/15/26)(a)	450	438,065
3.70%, 09/15/24 (Call 06/15/24)	320	319,850
3.70%, 10/15/25 (Call 07/15/25)	30	29,864
4.50%, 02/15/21	515	530,126
4.75%, 11/15/46 (Call 05/15/46)	350	375,562
6.15%, 02/15/41	837	1,034,884
6.40%, 12/15/35	35	43,329
6.65%, 11/15/37	363	470,997
6.90%, 08/15/39	150	197,859
7.75%, 12/01/45	175	258,339

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
7.85%, 03/01/39	$150	$216,385
8.15%, 10/17/36	100	143,238
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	25	23,556
2.90%, 01/15/27 (Call 10/15/26)(a)	200	181,918
3.38%, 03/01/22 (Call 12/01/21)	450	445,582
3.50%, 01/15/25 (Call 10/15/24)	50	48,104
3.70%, 08/15/24 (Call 05/15/24)	200	194,857
4.00%, 01/15/26 (Call 10/15/25)	222	217,249
4.60%, 01/15/45 (Call 07/15/44)	105	98,645
4.85%, 07/01/42 (Call 01/01/42)	116	112,392
4.90%, 08/15/44 (Call 02/15/44)	242	234,531
5.50%, 05/15/33	75	79,220
7.88%, 07/30/30(a)	495	619,807
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	410	411,223
3.75%, 02/15/28 (Call 11/15/27)	500	462,043
4.46%, 07/23/22 (Call 05/23/22)	360	367,338
4.91%, 07/23/25 (Call 04/23/25)	1,495	1,526,723
5.38%, 05/01/47 (Call 11/01/46)	250	235,511
6.38%, 10/23/35 (Call 04/23/35)	864	924,866
6.48%, 10/23/45 (Call 04/23/45)	1,115	1,191,210
6.83%, 10/23/55 (Call 04/23/55)	340	373,884
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	200	245,559
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	996	884,319
2.75%, 03/01/23 (Call 02/01/23)(a)	450	438,752
2.85%, 01/15/23	400	391,256
3.00%, 02/01/24 (Call 01/01/24)	119	115,844
3.13%, 07/15/22	400	397,401
3.15%, 03/01/26 (Call 12/01/25)	570	543,350
3.20%, 07/15/36 (Call 01/15/36)	359	309,135
3.38%, 02/15/25 (Call 11/15/24)	440	429,109
3.38%, 08/15/25 (Call 05/15/25)	295	287,250
3.40%, 07/15/46 (Call 01/15/46)	408	338,489
3.55%, 05/01/28 (Call 02/01/28)(a)	100	96,878
3.60%, 03/01/24	170	170,071
3.97%, 11/01/47 (Call 05/01/47)	406	368,499
4.00%, 08/15/47 (Call 02/15/47)(a)	300	272,356
4.00%, 11/01/49 (Call 05/01/49)	590	534,366
4.05%, 11/01/52 (Call 05/01/52)	340	301,956
4.20%, 08/15/34 (Call 02/15/34)	907	887,685
4.25%, 01/15/33	330	328,739
4.40%, 08/15/35 (Call 02/15/35)	335	334,027
4.60%, 08/15/45 (Call 02/15/45)	836	824,064
4.65%, 07/15/42	409	410,509
4.75%, 03/01/44	405	411,378
5.15%, 03/01/20	650	670,273
5.65%, 06/15/35	350	392,353
6.45%, 03/15/37	25	30,281
6.50%, 11/15/35	25	30,391
7.05%, 03/15/33	300	382,696
Cox Communications Inc.
3.50%, 08/15/27 (Call 05/15/27)(b)	900	850,265
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	750	701,656
Discovery Communications LLC
2.20%, 09/20/19	95	94,230
2.75%, 11/15/19 (Call 10/15/19)(b)	440	437,570

Security	Par (000)	Value

Media (continued)
3.30%, 05/15/22	$200	$196,981
3.50%, 06/15/22 (Call 04/15/22)(b)	200	198,256
3.95%, 03/20/28 (Call 12/20/27)	340	324,265
4.38%, 06/15/21	200	203,819
4.88%, 04/01/43	539	499,279
4.90%, 03/11/26 (Call 12/11/25)(a)	120	123,551
5.05%, 06/01/20	100	102,995
5.20%, 09/20/47 (Call 03/20/47)(a)	725	703,346
6.35%, 06/01/40	235	257,956
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	200	203,840
6.13%, 01/31/46 (Call 07/31/45)	400	432,174
6.63%, 03/18/25	315	356,988
6.63%, 01/15/40	125	141,614
NBCUniversal Media LLC
2.88%, 01/15/23(a)	207	202,654
4.38%, 04/01/21	462	476,003
4.45%, 01/15/43	105	101,181
5.15%, 04/30/20	633	655,411
5.95%, 04/01/41	270	313,488
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	350	343,482
TCI Communications Inc., 7.13%, 02/15/28	350	425,750
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	380	375,713
3.95%, 09/30/21 (Call 06/30/21)	300	302,283
5.65%, 11/23/43 (Call 05/23/43)	370	400,441
5.85%, 04/15/40(a)	70	76,282
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	250	251,994
4.50%, 09/15/42 (Call 03/15/42)	289	244,053
5.00%, 02/01/20	700	714,706
5.50%, 09/01/41 (Call 03/01/41)	500	481,443
5.88%, 11/15/40 (Call 05/15/40)	190	190,214
6.55%, 05/01/37	410	443,530
6.75%, 06/15/39	523	576,946
7.30%, 07/01/38	360	419,028
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	475	552,618
Viacom Inc.
3.88%,12/15/21	350	352,137
3.88%, 04/01/24 (Call 01/01/24)(a)	80	78,568
4.25%, 09/01/23 (Call 06/01/23)	25	25,153
4.38%, 03/15/43	455	392,634
4.50%, 03/01/21	200	204,030
5.85%, 09/01/43 (Call 03/01/43)	340	354,219
6.88%, 04/30/36	260	294,299
Walt Disney Co. (The)
1.85%, 07/30/26	315	278,911
2.15%, 09/17/20	420	414,168
2.35%, 12/01/22	225	217,027
2.45%, 03/04/22	350	341,664
2.55%, 02/15/22	280	273,850
2.75%, 08/16/21	300	296,693
2.95%, 06/15/27(a)	250	239,287
3.00%, 02/13/26(a)	400	387,133
3.00%, 07/30/46	80	66,312
3.15%, 09/17/25	335	329,172
3.70%, 12/01/42	100	92,351
4.13%, 06/01/44(a)	425	421,490
4.38%, 08/16/41	200	206,435

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
7.00%, 03/01/32	$175	$227,764
Series E, 4.13%, 12/01/41	100	99,388
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	90	81,823
3.40%, 06/15/22	450	447,632
3.55%, 06/01/24 (Call 03/01/24)(a)	75	73,012
3.60%, 07/15/25 (Call 04/15/25)	760	730,142
3.80%, 02/15/27 (Call 11/15/26)	350	335,982
4.65%, 06/01/44 (Call 12/01/43)	171	156,713
4.70%, 01/15/21	25	25,798
4.75%, 03/29/21	375	386,643
4.85%, 07/15/45 (Call 01/15/45)	185	173,218
4.88%, 03/15/20	80	81,978
4.90%, 06/15/42	490	458,866
5.35%, 12/15/43	300	294,040
6.10%, 07/15/40	300	323,574
6.25%, 03/29/41(a)	58	64,497

		45,640,888
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	250	247,229
2.50%, 01/15/23 (Call 10/15/22)	250	241,946
3.25%, 06/15/25 (Call 03/15/25)	420	411,833
3.90%, 01/15/43 (Call 07/15/42)	130	126,091
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	400	399,685

		1,426,784
Mining — 0.9%
Anglo American Capital PLC, 4.50%, 03/15/28(b)	1,000	951,130
Barrick Gold Corp.
3.85%, 04/01/22	135	136,647
5.25%, 04/01/42	250	259,116
6.45%, 10/15/35	180	207,982
Barrick North America Finance LLC
5.70%, 05/30/41	457	498,349
5.75%, 05/01/43	350	385,576
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	75	82,819
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	515	509,282
4.13%, 02/24/42	500	502,921
5.00%, 09/30/43(a)	629	705,221
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(b)	1,200	1,142,400
4.50%, 08/01/47 (Call 02/01/47)(b)	1,200	1,166,412
Glencore Finance Canada Ltd., 6.00%, 11/15/41(b)	500	519,451
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(b)	500	479,450
4.00%, 03/27/27 (Call 12/27/26)(b)	500	469,744
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	730	725,740
5.45%, 06/09/44 (Call 12/09/43)	100	106,669
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	200	181,500
5.95%, 03/15/24 (Call 12/15/23)	200	205,500
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	140	139,361
4.88%, 03/15/42 (Call 09/15/41)	175	172,340
5.88%, 04/01/35	100	113,980
6.25%, 10/01/39	588	670,777

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	$681	$686,440
5.20%, 11/02/40	511	578,151
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	241	237,681
Southern Copper Corp.
3.50%, 11/08/22	65	64,144
3.88%, 04/23/25	375	364,889
5.25%, 11/08/42(a)	500	502,201
6.75%, 04/16/40	175	207,233
7.50%, 07/27/35	500	617,500
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(a)	100	95,077

		13,685,683
Office & Business Equipment — 0.0%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	150	141,822
3.80%, 05/15/24	330	308,411
4.50%, 05/15/21(a)	50	50,456
6.75%, 12/15/39	100	98,851

		599,540
Oil & Gas — 6.7%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	330	320,143
4.85%, 03/15/21 (Call 02/15/21)	465	479,527
5.55%, 03/15/26 (Call 12/15/25)(a)	382	410,787
6.20%, 03/15/40	446	503,610
6.45%, 09/15/36	456	529,854
6.60%, 03/15/46 (Call 09/15/45)	503	606,711
Andeavor
4.50%, 04/01/48 (Call 10/01/47)	95	88,761
4.75%, 12/15/23 (Call 10/15/23)	375	391,088
5.13%, 12/15/26 (Call 09/15/26)	300	318,296
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	119	113,895
3.25%, 04/15/22 (Call 01/15/22)	362	358,358
3.63%, 02/01/21 (Call 11/01/20)	16	16,055
4.25%, 01/15/44 (Call 07/15/43)	380	339,989
4.75%, 04/15/43 (Call 10/15/42)	793	759,012
5.10%, 09/01/40 (Call 03/01/40)	210	209,559
6.00%, 01/15/37	146	161,423
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	545	529,459
2.32%, 02/13/20	310	307,378
2.50%, 11/06/22	320	310,128
2.52%, 01/15/20(a)	250	248,785
2.52%, 09/19/22 (Call 08/19/22)	325	315,771
2.75%, 05/10/23	553	537,740
3.02%, 01/16/27 (Call 10/16/26)	259	246,142
3.06%, 03/17/22(a)	330	328,075
3.12%, 05/04/26 (Call 02/04/26)	303	292,070
3.22%, 11/28/23 (Call 09/28/23)	276	273,096
3.22%, 04/14/24 (Call 02/14/24)	350	344,296
3.25%, 05/06/22	50	49,924
3.51%, 03/17/25	330	329,247
3.54%, 11/04/24	300	300,312
3.56%, 11/01/21	480	485,454
3.59%, 04/14/27 (Call 01/14/27)(a)	550	546,197
3.72%, 11/28/28 (Call 08/28/28)	430	430,291
3.81%, 02/10/24	505	513,116

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.99%, 09/26/23	$250	$256,463
4.50%, 10/01/20(a)	345	354,805
4.74%, 03/11/21(a)	250	259,771
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	145	140,431
3.45%, 11/15/21 (Call 08/15/21)	440	439,402
3.85%, 06/01/27 (Call 03/01/27)(a)	598	581,783
3.90%, 02/01/25 (Call 11/01/24)	300	298,136
4.95%, 06/01/47 (Call 12/01/46)(a)	60	63,028
6.25%, 03/15/38(a)	451	531,200
6.45%, 06/30/33	100	118,490
6.50%, 02/15/37	175	210,345
6.75%, 02/01/39	110	136,124
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	325	312,801
4.25%, 04/15/27 (Call 01/15/27)(a)	545	526,865
4.45%, 09/15/42 (Call 03/15/42)	25	21,867
5.25%, 06/15/37 (Call 12/15/36)	275	271,257
5.40%, 06/15/47 (Call 12/15/46)(a)	450	447,047
5.70%, 10/15/19	225	230,423
6.75%, 11/15/39	340	389,234
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	350	345,836
2.10%, 05/16/21 (Call 04/15/21)	420	410,912
2.19%, 11/15/19 (Call 10/15/19)	600	596,474
2.36%, 12/05/22 (Call 09/05/22)(a)	465	450,637
2.41%, 03/03/22 (Call 01/03/22)	775	759,359
2.42%, 11/17/20 (Call 10/17/20)	650	643,884
2.50%, 03/03/22 (Call 02/03/22)	315	309,277
2.57%, 05/16/23 (Call 03/16/23)(a)	6	5,830
2.90%, 03/03/24 (Call 01/03/24)	539	528,201
2.95%, 05/16/26 (Call 02/16/26)(a)	272	261,626
3.19%, 06/24/23 (Call 03/24/23)(a)	185	185,047
3.33%, 11/17/25 (Call 08/17/25)	45	44,585
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)(a)	505	485,376
4.38%, 06/01/24 (Call 03/01/24)(a)	245	248,291
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	2,000	2,010,360
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	620	598,084
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	900	870,668
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	202,763
4.88%, 04/30/44	210	221,657
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	1,000	984,923
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	463	443,118
4.88%, 10/01/47 (Call 04/01/47)	175	177,043
Conoco Funding Co., 7.25%, 10/15/31	300	390,188
ConocoPhillips, 6.50%, 02/01/39	997	1,295,193
ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36	25	30,273
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)(a)	952	1,030,030
5.95%, 03/15/46 (Call 09/15/45)(a)	300	384,000
ConocoPhillips Holding Co., 6.95%, 04/15/29	25	31,460
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	410	404,107
4.75%, 05/15/42 (Call 11/15/41)	696	680,842
5.00%, 06/15/45 (Call 12/15/44)	300	303,265
5.60%, 07/15/41 (Call 01/15/41)	225	242,529

Security	Par (000)	Value

Oil & Gas (continued)
Ecopetrol SA
4.13%, 01/16/25	$125	$122,188
5.38%, 06/26/26 (Call 03/26/26)	1,005	1,037,662
5.88%, 09/18/23	540	574,020
5.88%, 05/28/45(a)	565	560,141
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	200	201,639
6.50%, 08/15/34	245	288,438
6.50%, 02/01/38	200	237,753
7.38%, 11/01/31	300	373,663
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)(a)	150	148,577
2.63%, 03/15/23 (Call 12/15/22)	223	215,409
3.15%, 04/01/25 (Call 01/01/25)	75	72,942
3.90%, 04/01/35 (Call 10/01/34)	261	258,067
4.10%, 02/01/21	520	529,964
4.15%, 01/15/26 (Call 10/15/25)(a)	160	164,527
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)(a)	335	327,813
3.00%, 10/01/22 (Call 09/01/22)	150	145,618
3.90%, 10/01/27 (Call 07/01/27)(a)	105	98,831
4.88%, 11/15/21	202	208,219
Equinor ASA
2.45%, 01/17/23	1,072	1,043,789
2.65%, 01/15/24	110	106,092
2.90%, 11/08/20	150	149,586
3.15%, 01/23/22	300	299,589
3.25%, 11/10/24	825	817,280
3.70%, 03/01/24	100	101,547
3.95%, 05/15/43	395	383,771
4.80%, 11/08/43	185	202,865
5.10%, 08/17/40	150	171,599
7.25%, 09/23/27	250	312,633
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	380	375,762
2.22%, 03/01/21 (Call 02/01/21)	575	566,094
2.40%, 03/06/22 (Call 01/06/22)	326	320,067
2.71%, 03/06/25 (Call 12/06/24)	1,110	1,068,984
2.73%, 03/01/23 (Call 01/01/23)	395	388,781
3.04%, 03/01/26 (Call 12/01/25)	620	605,368
3.18%, 03/15/24 (Call 12/15/23)	350	349,547
3.57%, 03/06/45 (Call 09/06/44)(a)	219	205,104
4.11%, 03/01/46 (Call 09/01/45)(a)	492	505,134
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(b)	1,000	994,464
7.29%, 08/16/37(b)	1,000	1,103,130
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	415	395,076
4.30%, 04/01/27 (Call 01/01/27)	315	305,966
5.60%, 02/15/41	368	373,421
5.80%, 04/01/47 (Call 10/01/46)	100	104,487
6.00%, 01/15/40	145	151,128
7.13%, 03/15/33	37	43,153
7.30%, 08/15/31	444	517,525
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	45	48,462
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	309	312,435
4.00%, 04/15/24 (Call 01/15/24)	100	100,151
6.80%, 09/15/37	50	62,118
7.25%, 12/15/19	325	341,636

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)	$1,000	$1,040,000
Kerr-McGee Corp., 6.95%, 07/01/24	150	171,193
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	160	158,100
2.80%, 11/01/22 (Call 08/01/22)	506	489,706
3.85%, 06/01/25 (Call 03/01/25)	630	619,525
4.40%, 07/15/27 (Call 04/15/27)	350	350,881
5.20%, 06/01/45 (Call 12/01/44)	75	79,035
6.60%, 10/01/37	225	265,863
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	245	245,461
4.75%, 09/15/44 (Call 03/15/44)	120	116,748
5.00%, 09/15/54 (Call 03/15/54)	204	198,868
5.13%, 03/01/21	389	404,467
6.50%, 03/01/41 (Call 09/01/40)	500	591,084
Nexen Energy ULC
5.88%, 03/10/35	260	301,218
6.40%, 05/15/37	87	107,097
7.50%, 07/30/39	342	475,970
7.88%, 03/15/32	100	135,500
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	400	381,814
3.90%, 11/15/24 (Call 08/15/24)	150	148,621
4.15%, 12/15/21 (Call 09/15/21)	92	93,491
4.95%, 08/15/47 (Call 02/15/47)	70	68,432
5.05%, 11/15/44 (Call 05/15/44)	600	589,204
6.00%, 03/01/41 (Call 09/01/40)	225	243,896
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	400	391,621
2.70%, 02/15/23 (Call 11/15/22)	397	386,572
3.00%, 02/15/27 (Call 11/15/26)	350	334,960
3.13%, 02/15/22 (Call 11/15/21)	187	186,251
3.40%, 04/15/26 (Call 01/15/26)	925	916,763
4.10%, 02/15/47 (Call 08/15/46)	158	155,391
4.40%, 04/15/46 (Call 10/15/45)	411	423,135
4.63%, 06/15/45 (Call 12/15/44)	190	200,395
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	150	140,984
Pertamina Persero PT
4.30%, 05/20/23(b)	1,000	1,000,976
6.45%, 05/30/44(b)	1,000	1,096,024
Petro-Canada
6.80%, 05/15/38	115	147,602
9.25%, 10/15/21	75	87,268
Petroleos del Peru SA, 4.75%, 06/19/32(b)	1,000	975,750
Petroleos Mexicanos
3.50%, 01/30/23	665	626,663
4.25%, 01/15/25	450	421,425
4.50%, 01/23/26	550	508,750
4.63%, 09/21/23	900	884,520
4.88%, 01/24/22	510	512,932
4.88%, 01/18/24	385	377,300
5.35%, 02/12/28(b)	56	52,248
5.38%, 03/13/22	260	265,720
5.50%, 01/21/21	1,100	1,130,800
5.50%, 06/27/44	148	122,352
5.63%, 01/23/46	190	156,541
6.00%, 03/05/20	382	394,892
6.35%, 02/12/48(b)	750	665,625
6.38%, 02/04/21	440	459,800

Security	Par (000)	Value

Oil & Gas (continued)
6.38%, 01/23/45	$1,450	$1,299,011
6.50%, 03/13/27(b)	25	25,403
6.50%, 03/13/27	885	895,974
6.50%, 06/02/41	400	366,260
6.63%, 06/15/35	320	309,600
6.63%, 06/15/38	50	47,594
6.75%, 09/21/47	1,970	1,823,590
6.88%, 08/04/26(a)	1,000	1,035,000
Petronas Capital Ltd., 3.50%, 03/18/25(b)	1,600	1,570,710
Phillips 66
4.30%, 04/01/22	183	188,412
4.65%, 11/15/34 (Call 05/15/34)	150	152,234
4.88%, 11/15/44 (Call 05/15/44)	578	598,915
5.88%, 05/01/42	283	326,779
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	324	324,741
3.95%, 07/15/22 (Call 04/15/22)	270	274,081
Shell International Finance BV
1.38%, 09/12/19(a)	250	246,753
1.75%, 09/12/21(a)	560	539,800
1.88%, 05/10/21	740	718,883
2.13%, 05/11/20	575	568,431
2.25%, 11/10/20(a)	420	414,340
2.25%, 01/06/23	300	288,729
2.38%, 08/21/22	255	248,111
2.50%, 09/12/26	1,050	978,570
2.88%, 05/10/26	300	287,336
3.25%, 05/11/25	1,815	1,791,242
3.75%, 09/12/46	275	257,932
4.00%, 05/10/46	665	654,430
4.13%, 05/11/35	470	479,346
4.30%, 09/22/19	300	305,214
4.38%, 03/25/20	465	476,104
4.38%, 05/11/45	310	320,322
4.55%, 08/12/43	605	642,393
5.50%, 03/25/40	250	296,738
6.38%, 12/15/38	590	765,397
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	2,000	1,908,898
3.63%, 04/12/27(b)	1,000	963,501
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	400	397,813
4.00%, 11/15/47 (Call 05/15/47)(a)	350	329,491
6.50%, 06/15/38	535	665,560
6.85%, 06/01/39	137	176,044
Total Capital Canada Ltd., 2.75%, 07/15/23	850	829,714
Total Capital International SA
2.70%, 01/25/23	385	375,642
2.88%, 02/17/22	40	39,669
3.70%, 01/15/24	25	25,412
3.75%, 04/10/24(a)	300	305,463
Total Capital SA
4.25%, 12/15/21	500	517,220
4.45%, 06/24/20	225	231,302
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	524	499,644
4.35%, 06/01/28 (Call 03/01/28)	900	914,445
4.90%, 03/15/45	225	232,636
6.13%, 02/01/20	250	260,460

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.63%, 06/15/37	$190	$229,968
7.50%, 04/15/32	235	300,565

		100,573,330
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	385	409,157
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	50	45,543
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)(a)	102	102,448
3.50%, 08/01/23 (Call 05/01/23)	119	119,423
3.80%, 11/15/25 (Call 08/15/25)(a)	183	182,763
4.50%, 11/15/41 (Call 05/15/41)	100	99,056
4.75%, 08/01/43 (Call 02/01/43)	255	258,092
4.85%, 11/15/35 (Call 05/15/35)	695	728,614
5.00%, 11/15/45 (Call 05/15/45)	476	507,191
6.70%, 09/15/38	25	31,222
7.45%, 09/15/39	254	340,682
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	468	448,519
3.95%, 12/01/42 (Call 06/01/42)	192	165,398
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)(b)	500	500,188
3.65%, 12/01/23 (Call 09/01/23)(a)	310	314,376

		4,252,672
Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)	50	51,142
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	140	137,850
4.50%, 11/01/23 (Call 08/01/23)	280	290,388
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	132	149,450
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)(b)	100	95,204
3.38%, 09/15/27 (Call 06/15/27)(b)	75	70,927
WestRock RKT Co., 4.90%, 03/01/22	70	72,776

		867,737
Pharmaceuticals — 5.2%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	280	272,994
2.50%, 05/14/20 (Call 04/14/20)(a)	565	559,275
2.85%, 05/14/23 (Call 03/14/23)	200	193,530
2.90%, 11/06/22	875	853,968
3.20%, 11/06/22 (Call 09/06/22)	385	380,262
3.20%, 05/14/26 (Call 02/14/26)	945	890,355
3.60%, 05/14/25 (Call 02/14/25)	965	942,634
4.30%, 05/14/36 (Call 11/14/35)	450	433,637
4.40%, 11/06/42	470	440,910
4.45%, 05/14/46 (Call 11/14/45)	680	643,770
4.50%, 05/14/35 (Call 11/14/34)	590	577,280
4.70%, 05/14/45 (Call 11/14/44)	800	782,588
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	414	406,602
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,250	1,246,668
3.45%, 03/15/22 (Call 01/15/22)	598	593,635
3.80%, 03/15/25 (Call 12/15/24)(a)	797	789,900
4.55%, 03/15/35 (Call 09/15/34)(a)	940	923,337
4.75%, 03/15/45 (Call 09/15/44)	451	449,184
4.85%, 06/15/44 (Call 12/15/43)	457	453,209

Security	Par (000)	Value

Pharmaceuticals (continued)
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	$545	$519,782
3.38%, 09/15/20(a)	250	250,532
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	250	239,371
3.40%, 05/15/24 (Call 02/15/24)	25	24,553
3.45%, 12/15/27 (Call 09/15/27)(a)	130	122,067
3.50%, 11/15/21 (Call 08/15/21)	495	497,022
4.25%, 03/01/45 (Call 09/01/44)	130	116,188
4.30%, 12/15/47 (Call 06/15/47)	100	89,969
AstraZeneca PLC
1.95%, 09/18/19	145	143,820
2.38%, 11/16/20 .	1,295	1,274,566
3.38%, 11/16/25(a)	730	710,178
3.50%, 08/17/23 (Call 07/17/23)	25	24,984
4.00%, 01/17/29 (Call 10/17/28)	250	249,760
4.00%, 09/18/42	526	495,492
4.38%, 11/16/45	231	230,658
6.45%, 09/15/37(a)	644	807,241
Bayer U.S. Finance II LLC
2.85%, 04/15/25 (Call 01/15/25)(b)	350	320,057
3.88%, 12/15/23 (Call 11/15/23)(b)	500	500,216
4.20%, 07/15/34 (Call 01/15/34)(b)	102	95,370
4.38%, 12/15/28 (Call 09/15/28)(b)	500	494,865
4.40%, 07/15/44 (Call 01/15/44)(b)	431	392,095
4.88%, 06/25/48 (Call 12/25/47)(b)	250	244,984
Bristol-Myers Squibb Co.
2.00%, 08/01/22	220	210,592
3.25%, 02/27/27(a)	555	542,505
4.50%, 03/01/44 (Call 09/01/43)(a)	275	291,865
Cardinal Health Inc.
2.40%, 11/15/19	225	223,787
2.62%, 06/15/22 (Call 05/15/22)	545	523,241
3.08%, 06/15/24 (Call 04/15/24)	500	474,952
3.41%, 06/15/27 (Call 03/15/27)	100	92,175
3.75%, 09/15/25 (Call 06/15/25)	150	145,277
4.37%, 06/15/47 (Call 12/15/46)(a)	395	345,838
4.50%, 11/15/44 (Call 05/15/44)	200	179,354
4.60%, 03/15/43	155	142,194
4.63%, 12/15/20	100	102,642
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	610	590,433
2.75%, 12/01/22 (Call 09/01/22)	40	38,574
2.80%, 07/20/20 (Call 06/20/20)	1,140	1,132,259
2.88%, 06/01/26 (Call 03/01/26)(a)	34	31,236
3.35%, 03/09/21	1,000	1,000,918
3.38%, 08/12/24 (Call 05/12/24)	400	389,020
3.50%, 07/20/22 (Call 05/20/22)(a)	559	556,283
3.70%, 03/09/23 (Call 02/09/23)	1,525	1,524,147
3.88%, 07/20/25 (Call 04/20/25)	1,220	1,203,861
4.00%, 12/05/23 (Call 09/05/23)	265	267,064
4.10%, 03/25/25 (Call 01/25/25)	1,000	1,001,956
4.30%, 03/25/28 (Call 12/25/27)(a)	2,250	2,232,623
4.78%, 03/25/38 (Call 09/25/37)(a)	1,250	1,245,752
4.88%, 07/20/35 (Call 01/20/35)	300	304,356
5.05%, 03/25/48 (Call 09/25/47)	2,025	2,066,489
5.13%, 07/20/45 (Call 01/20/45)	492	503,337
5.30%, 12/05/43 (Call 06/05/43)	555	586,099

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	$490	$470,820
3.10%, 05/15/27 (Call 02/15/27)	10	9,719
3.70%, 03/01/45 (Call 09/01/44)	520	500,706
5.50%, 03/15/27(a)	200	230,342
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	132	126,701
3.05%, 11/30/22 (Call 10/30/22)	100	97,383
3.40%, 03/01/27 (Call 12/01/26)	56	51,880
3.50%, 06/15/24 (Call 03/15/24)(a)	281	272,603
3.90%, 02/15/22	502	505,663
4.50%, 02/25/26 (Call 11/27/25)(a)	822	830,545
4.75%, 11/15/21	426	440,409
4.80%, 07/15/46 (Call 01/15/46)(a)	296	285,541
6.13%, 11/15/41	277	307,040
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	484	472,977
3.13%, 05/14/21	250	250,376
3.38%, 05/15/23	250	250,436
3.63%, 05/15/25	210	211,267
3.88%, 05/15/28	250	254,311
4.20%, 03/18/43(a)	95	96,390
5.38%, 04/15/34	50	57,708
6.38%, 05/15/38(a)	734	944,478
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	378	374,033
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)(a)	400	388,653
1.88%, 12/05/19(a)	50	49,590
2.05%, 03/01/23 (Call 01/01/23)	685	658,178
2.25%, 03/03/22 (Call 02/03/22)	300	293,614
2.45%, 12/05/21	20	19,763
2.45%, 03/01/26 (Call 12/01/25)	1,437	1,359,675
2.63%, 01/15/25 (Call 11/15/24)	31	30,125
2.90%, 01/15/28 (Call 10/15/27)	350	337,440
2.95%, 03/03/27 (Call 12/03/26)	55	53,514
3.38%, 12/05/23	200	203,086
3.40%, 01/15/38 (Call 07/15/37)	320	301,467
3.50%, 01/15/48 (Call 07/15/47)	270	255,438
3.55%, 03/01/36 (Call 09/01/35)	375	364,525
3.63%, 03/03/37 (Call 09/03/36)	170	166,891
3.70%, 03/01/46 (Call 09/01/45)	715	692,700
3.75%, 03/03/47 (Call 09/03/46)	380	373,439
4.38%, 12/05/33 (Call 06/05/33)	575	624,472
4.50%, 12/05/43 (Call 06/05/43)	200	220,694
4.85%, 05/15/41	30	34,592
5.95%, 08/15/37(a)	288	367,551
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	198	190,972
2.85%, 03/15/23 (Call 12/15/22)	370	355,174
3.80%, 03/15/24 (Call 12/15/23)(a)	340	338,442
3.95%, 02/16/28 (Call 11/16/27)(a)	500	483,574
Mead Johnson Nutrition Co.
3.00%, 11/15/20	410	408,986
4.60%, 06/01/44 (Call 12/01/43)(a)	226	235,087
4.90%, 11/01/19	250	255,356
Merck & Co. Inc.
1.85%, 02/10/20(a)	400	395,282
2.35%, 02/10/22	459	449,424
2.40%, 09/15/22 (Call 06/15/22)	255	248,709
2.75%, 02/10/25 (Call 11/10/24)(a)	1,370	1,326,865

Security	Par (000)	Value

Pharmaceuticals (continued)
2.80%, 05/18/23(a)	$658	$648,038
3.70%, 02/10/45 (Call 08/10/44)	875	847,171
3.88%, 01/15/21 (Call 10/15/20)	200	204,460
4.15%, 05/18/43	184	190,236
Merck Sharp & Dohme Corp., 5.00%, 06/30/19	392	399,626
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	100	96,018
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	460	453,275
3.95%, 06/15/26 (Call 03/15/26)	740	702,327
5.25%, 06/15/46 (Call 12/15/45)	565	529,710
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	870	847,489
2.40%, 09/21/22	305	296,258
3.00%, 11/20/25 (Call 08/20/25)	50	48,367
3.10%, 05/17/27 (Call 02/17/27)(a)	655	632,493
3.40%, 05/06/24(a)	386	387,088
4.00%, 11/20/45 (Call 05/20/45)(a)	400	404,283
4.40%, 04/24/20	400	409,733
4.40%, 05/06/44	440	469,081
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	300	293,364
Pfizer Inc.
1.70%, 12/15/19	230	227,529
2.20%, 12/15/21(a)	566	553,339
2.75%, 06/03/26	250	238,933
3.00%, 06/15/23	715	710,834
3.00%, 12/15/26(a)	1,564	1,518,938
3.40%, 05/15/24	425	430,445
4.00%, 12/15/36	485	494,273
4.13%, 12/15/46(a)	384	389,887
4.30%, 06/15/43	156	162,189
4.40%, 05/15/44	7	7,327
7.20%, 03/15/39	546	759,253
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	600	603,446
3.63%, 06/19/28 (Call 03/19/28)	300	302,301
4.00%, 03/29/21	350	358,697
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	1,415	1,398,573
2.40%, 09/23/21 (Call 08/23/21)	970	937,545
2.88%, 09/23/23 (Call 07/23/23)	565	539,540
3.20%, 09/23/26 (Call 06/23/26)(a)	1,170	1,090,554
Wyeth LLC
5.95%, 04/01/37	859	1,045,912
6.00%, 02/15/36	325	403,512
6.45%, 02/01/24	420	484,067
6.50%, 02/01/34	7	8,895
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	400	374,219
3.25%, 08/20/21	345	345,157
3.25%, 02/01/23 (Call 11/01/22)	156	154,031
3.90%, 08/20/28 (Call 05/20/28)	65	64,862
3.95%, 09/12/47 (Call 03/12/47)(a)	185	171,544
4.45%, 08/20/48 (Call 02/20/48)	100	99,868
4.50%, 11/13/25 (Call 08/13/25)	395	412,392
4.70%, 02/01/43 (Call 08/01/42)	312	320,971

		78,618,993
Pipelines — 3.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,000	971,040

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	$15	$14,768
5.20%, 12/01/47 (Call 06/01/47)	205	203,885
6.38%, 05/01/24 (Call 05/01/19)	250	265,000
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	250	244,214
5.95%, 06/01/26 (Call 03/01/26)	20	21,422
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(a)	675	621,298
4.15%, 07/01/23 (Call 04/01/23)	100	99,519
4.88%, 02/01/21 (Call 11/01/20)	100	101,900
5.85%, 11/15/43 (Call 05/15/43)	150	142,285
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5	5,052
5.80%, 06/01/45 (Call 12/01/44)	270	301,950
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	150	145,087
4.40%, 03/15/27 (Call 12/15/26)(a)	70	67,169
4.95%, 05/15/28 (Call 02/15/28)	190	188,792
5.00%, 05/15/44 (Call 11/15/43)	500	455,174
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	181,915
7.38%, 10/15/45 (Call 04/15/45)	300	393,250
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)(a)	220	216,172
3.70%, 07/15/27 (Call 04/15/27)	65	62,987
4.00%, 10/01/23 (Call 07/01/23)(a)	100	101,255
4.25%, 12/01/26 (Call 09/01/26)(a)	150	150,779
4.50%, 06/10/44 (Call 12/10/43)	225	217,456
5.50%, 12/01/46 (Call 05/29/46)(a)	300	337,237
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	440	433,937
4.05%, 03/15/25 (Call 12/15/24)(a)	517	506,865
4.15%, 10/01/20 (Call 08/01/20)(a)	450	455,994
4.65%, 06/01/21 (Call 03/01/21)	202	207,293
4.75%, 01/15/26 (Call 10/15/25)	615	622,895
4.90%, 03/15/35 (Call 09/15/34)	135	125,853
5.15%, 02/01/43 (Call 08/01/42)	200	187,892
5.15%, 03/15/45 (Call 09/15/44)	255	242,005
5.20%, 02/01/22 (Call 11/01/21)	150	156,345
5.30%, 04/15/47 (Call 10/15/46)(a)	100	96,876
5.95%, 10/01/43 (Call 04/01/43)	50	51,910
6.05%, 06/01/41 (Call 12/01/40)	356	372,153
6.13%, 12/15/45 (Call 06/15/45)	705	746,813
6.50%, 02/01/42 (Call 08/01/41)(a)	170	186,617
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)	805	854,346
Enterprise Products Operating LLC
2.80%, 02/15/21	25	24,782
2.85%, 04/15/21 (Call 03/15/21)	300	296,909
3.35%, 03/15/23 (Call 12/15/22)	360	357,033
3.70%, 02/15/26 (Call 11/15/25)	150	148,528
3.75%, 02/15/25 (Call 11/15/24)	710	712,784
3.95%, 02/15/27 (Call 11/15/26)(a)	585	585,712
4.05%, 02/15/22	200	204,074
4.45%, 02/15/43 (Call 08/15/42)	325	315,744
4.85%, 08/15/42 (Call 02/15/42)	491	503,077
4.85%, 03/15/44 (Call 09/15/43)	474	486,086
4.90%, 05/15/46 (Call 11/15/45)	236	244,074
5.10%, 02/15/45 (Call 08/15/44)	574	609,467

Security	Par (000)	Value

Pipelines (continued)
5.20%, 09/01/20	$280	$290,965
5.70%, 02/15/42	20	22,620
5.95%, 02/01/41	300	346,756
6.45%, 09/01/40	100	122,168
7.55%, 04/15/38	250	332,634
Series D, 6.88%, 03/01/33	165	206,732
EQT Midstream Partners LP
Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)	500	514,981
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)(a)	250	265,077
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	350	345,065
3.50%, 03/01/21 (Call 01/01/21)	50	50,093
3.50%, 09/01/23 (Call 06/01/23)	200	196,978
3.95%, 09/01/22 (Call 06/01/22)	555	561,083
4.15%, 03/01/22	200	203,000
4.15%, 02/01/24 (Call 11/01/23)	250	252,996
5.00%, 08/15/42 (Call 02/15/42)	10	9,746
5.30%, 09/15/20	480	497,903
5.40%, 09/01/44 (Call 03/01/44)	300	304,029
5.50%, 03/01/44 (Call 09/01/43)	200	205,000
5.80%, 03/15/35	25	26,347
6.50%, 02/01/37	84	93,475
6.55%, 09/15/40	375	422,981
6.95%, 01/15/38	310	365,763
7.30%, 08/15/33	50	59,646
7.50%, 11/15/40	264	325,412
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	370	369,987
3.15%, 01/15/23 (Call 12/15/22)	5	4,910
4.30%, 06/01/25 (Call 03/01/25)	335	338,271
4.30%, 03/01/28 (Call 12/01/27)	500	495,845
5.05%, 02/15/46 (Call 08/15/45)	310	304,240
5.30%, 12/01/34 (Call 06/01/34)	357	364,169
5.55%, 06/01/45 (Call 12/01/44)	1,200	1,253,457
7.75%, 01/15/32	156	193,988
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	50	46,404
4.25%, 02/01/21	180	183,751
5.00%, 03/01/26 (Call 12/01/25)	370	393,528
5.15%, 10/15/43 (Call 04/15/43)	250	268,296
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	430	421,022
4.50%, 04/15/38 (Call 10/15/37)	500	465,750
4.88%, 12/01/24 (Call 09/01/24)	150	155,831
4.88%, 06/01/25 (Call 03/01/25)	431	447,741
5.20%, 03/01/47 (Call 09/01/46)	655	654,968
5.50%, 02/15/23 (Call 10/01/18)	367	375,512
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)(b)	860	841,956
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)(a)	115	112,372
4.95%, 07/13/47 (Call 01/06/47)(a)	350	350,192
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	400	395,290
4.90%, 03/15/25 (Call 12/15/24)	250	263,631
5.00%, 09/15/23 (Call 06/15/23)	360	376,987
6.13%, 02/01/41 (Call 08/01/40)	240	267,937
6.65%, 10/01/36	100	118,077

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	$395	$376,144
4.90%, 10/01/46 (Call 04/01/46)	275	269,423
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	250	248,029
2.85%, 01/31/23 (Call 10/31/22)	200	190,029
3.60%, 11/01/24 (Call 08/01/24)	100	96,200
3.65%, 06/01/22 (Call 03/01/22)	200	198,217
3.85%, 10/15/23 (Call 07/15/23)	221	218,382
4.30%, 01/31/43 (Call 07/31/42)	200	171,416
4.50%, 12/15/26 (Call 09/15/26)	405	404,066
4.65%, 10/15/25 (Call 07/15/25)	290	293,486
4.90%, 02/15/45 (Call 08/15/44)	200	186,907
5.00%, 02/01/21 (Call 11/01/20)	250	257,150
5.15%, 06/01/42 (Call 12/01/41)	115	107,541
6.65%, 01/15/37	25	28,036
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	370	361,118
5.00%, 03/15/27 (Call 09/15/26)	1,085	1,116,619
5.63%, 04/15/23 (Call 01/15/23)	1,045	1,118,091
5.63%, 03/01/25 (Call 12/01/24)	815	869,216
5.88%, 06/30/26 (Call 12/31/25)	275	297,543
6.25%, 03/15/22 (Call 12/15/21)	350	377,010
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	150	153,609
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	20	18,953
3.50%, 03/15/25 (Call 12/15/24)(a)	150	145,296
4.50%, 03/15/45 (Call 09/15/44)(a)	110	104,982
4.75%, 03/15/24 (Call 12/15/23)	281	291,334
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	290	283,707
4.00%, 10/01/27 (Call 07/01/27)	56	53,583
4.40%, 04/01/21 (Call 03/01/21)	50	50,880
4.95%, 01/15/43 (Call 07/15/42)	100	92,566
5.30%, 04/01/44 (Call 10/01/43)	25	23,993
5.35%, 05/15/45 (Call 11/15/44)	490	473,884
5.40%, 10/01/47 (Call 04/01/47)	25	24,501
5.95%, 12/01/25 (Call 09/01/25)	170	184,169
6.10%, 02/15/42	300	312,485
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	150	149,597
4.65%, 06/15/21 (Call 03/15/21)	100	101,562
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	75	88,162
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(b)	500	459,734
7.00%, 07/15/32	225	276,695
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	575	554,608
3.80%, 10/01/20(a)	255	258,358
4.25%, 05/15/28 (Call 02/15/28)	500	504,033
4.63%, 03/01/34 (Call 12/01/33)	562	569,772
4.75%, 05/15/38 (Call 11/15/37)(a)	400	409,416
4.88%, 01/15/26 (Call 10/15/25)	70	73,584
4.88%, 05/15/48 (Call 11/15/47)	400	411,808
5.00%, 10/16/43 (Call 04/16/43)(a)	250	258,107
5.85%, 03/15/36	185	209,593
6.20%, 10/15/37	182	214,520
7.63%, 01/15/39	365	488,419

Security	Par (000)	Value

Pipelines (continued)
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	$450	$448,033
5.30%, 03/01/48 (Call 09/01/47)	500	477,453
5.38%, 06/01/21 (Call 03/01/21)	25	25,911
5.45%, 04/01/44 (Call 10/01/43)	37	36,041
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	840	826,943
3.60%, 03/15/22 (Call 01/15/22)	875	873,332
3.75%, 06/15/27 (Call 03/15/27)	500	479,952
3.90%, 01/15/25 (Call 10/15/24)	600	593,947
4.00%, 09/15/25 (Call 06/15/25)	123	121,596
4.30%, 03/04/24 (Call 12/04/23)	430	436,363
4.85%, 03/01/48 (Call 09/01/47)	250	243,273
4.90%, 01/15/45 (Call 07/15/44)	50	48,797
5.10%, 09/15/45 (Call 03/15/45)	95	95,359
5.25%, 03/15/20	500	514,546
5.40%, 03/04/44 (Call 09/04/43)	33	34,364
5.80%, 11/15/43 (Call 05/15/43)	255	278,522
6.30%, 04/15/40	357	409,127

		51,101,324
Private Equity — 0.0%
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	350	353,395

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	270	266,518
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	340	353,352
5.25%, 03/15/25 (Call 12/15/24)	250	263,658
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	139	140,478
4.25%, 08/15/23 (Call 05/15/23)(a)	337	349,194

		1,373,200
Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)(a)	25	24,141
4.50%, 07/30/29 (Call 04/30/29)	350	351,985
American Homes 4 Rent LP, 4.25%, 02/15/28
(Call 11/15/27)	125	121,162
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	400	396,755
3.00%, 06/15/23	220	212,127
3.13%, 01/15/27 (Call 10/15/26)	100	91,475
3.30%, 02/15/21 (Call 01/15/21)	440	438,716
3.38%, 10/15/26 (Call 07/15/26)	348	326,708
3.45%, 09/15/21	502	502,151
3.55%, 07/15/27 (Call 04/15/27)(a)	115	108,537
3.60%, 01/15/28 (Call 10/15/27)(a)	50	46,990
4.00%, 06/01/25 (Call 03/01/25)	350	347,303
4.40%, 02/15/26 (Call 11/15/25)(a)	80	80,617
4.70%, 03/15/22	285	295,378
5.00%, 02/15/24	406	426,439
5.05%, 09/01/20	100	103,142
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	150	147,320
2.95%, 05/11/26 (Call 02/11/26)(a)	340	323,013
3.20%, 01/15/28 (Call 10/15/27)(a)	130	124,657
3.50%, 11/15/24 (Call 08/15/24)	200	199,709

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.90%, 10/15/46 (Call 04/15/46)(a)	$300	$283,990
4.35%, 04/15/48 (Call 10/15/47)	150	152,824
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	242	221,612
3.13%, 09/01/23 (Call 06/01/23)	100	98,002
3.65%, 02/01/26 (Call 11/03/25)	246	240,635
3.80%, 02/01/24 (Call 11/01/23)(a)	310	310,312
3.85%, 02/01/23 (Call 11/01/22)	430	434,330
4.13%, 05/15/21 (Call 02/15/21)	175	178,608
5.88%, 10/15/19 (Call 07/15/19)	560	574,258
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	95,752
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	25	24,233
3.88%, 08/15/22 (Call 06/15/22)	470	469,420
3.90%, 03/15/27 (Call 12/15/26)	645	618,337
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	100	97,679
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	417	415,458
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	335	315,237
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	25	24,090
3.65%, 09/01/27 (Call 06/01/27)	312	295,377
4.45%, 02/15/26 (Call 11/15/25)	55	55,496
4.75%, 05/15/47 (Call 11/15/46)	350	336,753
4.88%, 04/15/22	324	334,531
5.25%, 01/15/23	1,083	1,139,468
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	30	27,825
DDR Corp., 4.63%, 07/15/22 (Call 04/15/22)	205	210,841
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	250	259,098
5.25%, 03/15/21 (Call 12/15/20)	210	218,243
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	330	340,072
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	250	249,976
5.75%, 08/15/22 (Call 05/15/22)	245	258,325
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	170	159,300
3.25%, 08/01/27 (Call 05/01/27)	75	72,161
3.50%, 03/01/28 (Call 12/01/27)	125	122,230
4.50%, 07/01/44 (Call 01/01/44)	300	308,436
4.50%, 06/01/45 (Call 12/01/44)	185	191,417
4.63%, 12/15/21 (Call 09/15/21)	25	25,924
4.75%, 07/15/20 (Call 04/15/20)	350	358,713
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)(a)	70	68,467
3.50%, 04/01/25 (Call 01/01/25)	150	146,101
3.63%, 05/01/27 (Call 02/01/27)	350	338,405
3.88%, 05/01/24 (Call 02/01/24)	450	449,222
4.50%, 03/15/48 (Call 09/15/47)	100	99,913
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	100	102,680
Government Properties Income Trust, 3.75%, 08/15/19 (Call 07/15/19)	170	170,888
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	97,842
3.40%, 02/01/25 (Call 11/01/24)	145	138,878
3.88%, 08/15/24 (Call 05/17/24)	302	297,308
4.00%, 12/01/22 (Call 10/01/22)	740	743,521

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 06/01/25 (Call 03/01/25)	$154	$152,623
4.20%, 03/01/24 (Call 12/01/23)	350	351,917
4.25%, 11/15/23 (Call 08/15/23)	416	420,276
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	130	122,612
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	125	118,995
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	75	74,156
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	200	202,212
4.50%, 06/15/23 (Call 12/15/22)	25	25,247
5.00%, 08/15/22 (Call 02/15/22)	350	361,052
5.25%, 02/15/26 (Call 08/15/25)	435	442,765
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	350	343,962
Series E, 4.00%, 06/15/25 (Call 03/15/25)	490	480,489
Series F, 4.50%, 02/01/26 (Call 11/01/25)	100	100,466
Hudson Pacific Properties LP, 3.95%, 11/01/27	250	236,260
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	80	78,742
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)(a)	340	305,906
3.20%, 05/01/21 (Call 03/01/21)	150	148,957
3.30%, 02/01/25 (Call 12/01/24)	171	163,162
3.80%, 04/01/27 (Call 01/01/27)	400	386,435
4.25%, 04/01/45 (Call 10/01/44)	197	178,624
4.45%, 09/01/47 (Call 03/01/47)	175	164,918
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	350	328,728
4.40%, 02/15/24 (Call 11/15/23)	350	357,363
4.75%, 10/01/20 (Call 07/01/20)	250	256,171
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	130	123,861
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	100	93,950
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)(a)	186	182,561
5.50%, 07/15/21 (Call 04/15/21)	385	403,233
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	90	90,019
4.50%, 04/01/27 (Call 01/01/27)(a)	400	388,551
4.75%, 01/15/28 (Call 10/15/27)(a)	305	300,525
5.25%, 01/15/26 (Call 10/15/25)	425	434,805
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	130	122,936
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	100	95,010
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	510	505,690
3.65%, 01/15/28 (Call 10/15/27)	100	97,349
3.88%, 04/15/25 (Call 02/15/25)	75	74,979
4.13%, 10/15/26 (Call 07/15/26)	96	97,069
4.65%, 08/01/23 (Call 05/01/23)	50	52,155
4.65%, 03/15/47 (Call 09/15/46)	160	165,237
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	255	254,807
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 10/01/18)	100	101,937
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	490	487,924
4.50%, 02/01/25 (Call 11/01/24)	100	97,162
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	50	49,057
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)(a)	485	479,680
2.75%, 02/01/23 (Call 11/01/22)	580	565,109

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.75%, 06/01/23 (Call 03/01/23)	$25	$24,288
3.30%, 01/15/26 (Call 10/15/25)	681	663,135
3.38%, 10/01/24 (Call 07/01/24)	1,380	1,363,061
3.38%, 06/15/27 (Call 03/15/27)(a)	300	291,819
4.25%, 10/01/44 (Call 04/01/44)(a)	380	377,355
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	25	23,216
3.50%, 01/15/28 (Call 10/15/27)	240	229,773
4.63%, 01/10/22 (Call 10/10/21)	250	257,458
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)(a)	345	320,895
3.75%, 05/01/24 (Call 02/01/24)	300	297,268
3.85%, 04/01/27 (Call 01/01/27)	350	339,409
4.13%, 01/15/26 (Call 10/15/25)	120	119,272
4.38%, 02/01/45 (Call 08/01/44)	205	191,303
4.40%, 01/15/29 (Call 10/15/28)	250	251,987
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	560	533,953
4.88%, 06/01/26 (Call 03/01/26)	85	86,384
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	200	208,165
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	20	19,954
3.95%, 09/01/23 (Call 08/01/23)	400	402,889
4.00%, 06/01/25 (Call 03/01/25)	4	3,969
4.25%, 04/01/26 (Call 01/01/26)	100	100,121
4.95%, 01/15/21 (Call 10/15/20)(a)	412	423,873
5.25%, 01/15/22 (Call 10/15/21)	246	257,635
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	310	302,858
4.63%, 09/15/23(a)	250	258,910
7.38%, 03/15/32	677	863,672
WP Carey Inc., 4.00%, 02/01/25 (Call 11/01/24)	375	368,692

		36,487,471
Retail — 2.5%
Advance Auto Parts Inc., 4.50%, 01/15/22 (Call 10/15/21)(a)	350	357,761
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	205	203,669
3.80%, 11/15/27 (Call 08/15/27)(a)	100	93,996
4.50%, 10/01/25 (Call 07/01/25)	325	325,624
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	150	146,619
3.25%, 04/15/25 (Call 01/15/25)	110	105,277
3.70%, 04/15/22 (Call 01/15/22)(a)	326	328,480
3.75%, 06/01/27 (Call 03/01/27)	355	344,634
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(a)	100	92,258
4.92%, 08/01/34 (Call 02/01/34)	165	135,952
5.17%, 08/01/44 (Call 02/01/44)	375	284,362
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	200	210,307
Costco Wholesale Corp.
1.70%, 12/15/19	495	488,948
2.15%, 05/18/21 (Call 04/18/21)(a)	130	127,596
2.25%, 02/15/22	370	360,881
2.30%, 05/18/22 (Call 04/18/22)(a)	180	175,076
2.75%, 05/18/24 (Call 03/18/24)(a)	173	168,686
3.00%, 05/18/27 (Call 02/18/27)	65	62,649
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	355	346,525

Security	Par (000)	Value

Retail (continued)
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	$327	$322,404
3.88%, 04/15/27 (Call 01/15/27)	355	348,845
4.15%, 11/01/25 (Call 08/01/25)	210	212,482
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	420	409,789
2.13%, 09/15/26 (Call 06/15/26)	150	135,480
2.63%, 06/01/22 (Call 05/01/22)	445	438,714
2.70%, 04/01/23 (Call 01/01/23)	326	319,950
3.00%, 04/01/26 (Call 01/01/26)(a)	510	492,287
3.35%, 09/15/25 (Call 06/15/25)	945	941,160
3.50%, 09/15/56 (Call 03/15/56)	25	22,100
3.75%, 02/15/24 (Call 11/15/23)	110	112,636
3.90%, 06/15/47 (Call 12/15/46)(a)	177	171,476
4.20%, 04/01/43 (Call 10/01/42)(a)	400	405,792
4.25%, 04/01/46 (Call 10/01/45)(a)	282	287,470
4.40%, 04/01/21 (Call 01/01/21)	855	885,817
4.40%, 03/15/45 (Call 09/15/44)	369	381,787
4.88%, 02/15/44 (Call 08/15/43)	505	560,640
5.88%, 12/16/36	675	830,420
5.95%, 04/01/41 (Call 10/01/40)	365	456,695
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	210	211,172
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	326	301,338
3.10%, 05/03/27 (Call 02/03/27)	596	572,505
3.12%, 04/15/22 (Call 01/15/22)	210	209,972
3.13%, 09/15/24 (Call 06/15/24)	100	98,323
3.38%, 09/15/25 (Call 06/15/25)	275	272,108
3.70%, 04/15/46 (Call 10/15/45)	380	349,212
4.05%, 05/03/47 (Call 11/03/46)	597	583,825
4.38%, 09/15/45 (Call 03/15/45)	475	482,198
4.63%, 04/15/20 (Call 10/15/19)	152	155,055
4.65%, 04/15/42 (Call 10/15/41)	300	316,330
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	200	189,061
3.63%, 06/01/24 (Call 03/01/24)(a)	250	241,079
3.88%, 01/15/22 (Call 10/15/21)(a)	685	682,392
4.50%, 12/15/34 (Call 06/15/34)	25	21,006
6.90%, 04/01/29	25	26,946
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	375	370,239
2.63%, 01/15/22	346	339,107
2.75%, 12/09/20 (Call 11/09/20)	645	641,501
3.25%, 06/10/24	130	129,532
3.38%, 05/26/25 (Call 02/26/25)	300	294,811
3.50%, 03/01/27 (Call 12/01/26)	500	488,655
3.63%, 05/20/21	30	30,422
3.70%, 01/30/26 (Call 10/30/25)	660	657,420
3.70%, 02/15/42	195	176,437
4.45%, 03/01/47 (Call 09/01/46)(a)	210	210,511
4.70%, 12/09/35 (Call 06/09/35)	200	209,318
4.88%, 12/09/45 (Call 06/09/45)	763	797,617
6.30%, 10/15/37	331	406,527
6.30%, 03/01/38	25	30,260
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(a)	20	19,571
5.00%, 01/15/44 (Call 07/15/43)	247	229,202
O’Reilly Automotive Inc., 4.63%, 09/15/21 (Call 06/15/21)(a)	252	260,916

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	$230	$224,880
2.45%, 06/15/26 (Call 03/15/26)	280	254,744
2.70%, 06/15/22 (Call 04/15/22)	200	195,717
3.10%, 03/01/23 (Call 02/01/23)	200	197,476
3.50%, 03/01/28 (Call 12/01/27)(a)	100	96,893
3.75%, 12/01/47 (Call 06/01/47)	60	53,064
3.80%, 08/15/25 (Call 06/15/25)	250	250,005
3.85%, 10/01/23 (Call 07/01/23)	301	305,803
4.00%, 11/15/28 (Call 08/15/28)	250	250,590
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	355	340,230
4.25%, 04/01/25 (Call 01/01/25)(a)	25	24,790
Target Corp.
2.50%, 04/15/26(a)	730	680,873
2.90%, 01/15/22	255	254,316
3.50%, 07/01/24	430	436,813
3.63%, 04/15/46	746	683,901
3.90%, 11/15/47 (Call 05/15/47)	500	476,076
4.00%, 07/01/42	250	245,475
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	409	373,473
2.50%, 05/15/23 (Call 02/15/23)	300	290,783
2.75%, 06/15/21 (Call 04/15/21)	50	49,662
Walgreen Co.
3.10%, 09/15/22	305	300,014
4.40%, 09/15/42	100	91,070
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	269	268,115
3.30%, 11/18/21 (Call 09/18/21)	300	299,278
3.45%, 06/01/26 (Call 03/01/26)	950	905,857
4.80%, 11/18/44 (Call 05/18/44)	737	711,197
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	590	575,853
2.65%, 12/15/24 (Call 10/15/24)	750	722,204
3.13%, 06/23/21	370	371,902
3.30%, 04/22/24 (Call 01/22/24)(a)	700	701,774
3.40%, 06/26/23 (Call 05/26/23)	495	501,184
3.63%, 07/08/20	135	136,958
3.63%, 12/15/47 (Call 06/15/47)(a)	325	307,238
3.70%, 06/26/28 (Call 03/26/28)	1,415	1,429,389
3.95%, 06/28/38 (Call 12/28/37)	805	811,730
4.00%, 04/11/43 (Call 10/11/42)	425	424,725
4.05%, 06/29/48 (Call 12/29/47)	850	859,634
4.30%, 04/22/44 (Call 10/22/43)	400	421,919
5.63%, 04/15/41	500	621,347

		38,246,764

Savings & Loans — 0.1%
Nationwide Building Society, 3.77%, 03/08/24 (Call 03/08/23)(b)(c)(d)	1,000	981,023

Semiconductors — 1.4%
Altera Corp., 4.10%, 11/15/23	250	260,296
Analog Devices Inc.
2.95%, 01/12/21	535	532,122
3.13%, 12/05/23 (Call 10/05/23)	310	302,331
3.50%, 12/05/26 (Call 09/05/26)(a)	512	494,274
5.30%, 12/15/45 (Call 06/15/45)(a)	200	216,683

Security	Par (000)	Value

Semiconductors (continued)
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	$200	$197,936
3.30%, 04/01/27 (Call 01/01/27)	185	180,913
3.90%, 10/01/25 (Call 07/01/25)	300	306,477
4.30%, 06/15/21	225	232,929
4.35%, 04/01/47 (Call 10/01/46)(a)	515	524,612
5.10%, 10/01/35 (Call 04/01/35)	100	111,276
5.85%, 06/15/41	200	240,269
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	565	558,983
3.00%, 01/15/22 (Call 12/15/21)	1,120	1,092,441
3.13%, 01/15/25 (Call 11/15/24)	90	83,295
3.63%, 01/15/24 (Call 11/15/23)(a)	910	881,133
3.88%, 01/15/27 (Call 10/15/26)	1,155	1,080,616
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	600	582,544
1.85%, 05/11/20(a)	250	246,384
2.35%, 05/11/22 (Call 04/11/22)	325	316,697
2.45%, 07/29/20	500	496,825
2.60%, 05/19/26 (Call 02/19/26)	297	278,448
2.70%, 12/15/22	263	259,047
3.10%, 07/29/22	520	520,546
3.15%, 05/11/27 (Call 02/11/27)(a)	621	601,985
3.30%, 10/01/21	228	230,413
3.70%, 07/29/25 (Call 04/29/25)	1,520	1,541,277
3.73%, 12/08/47 (Call 06/08/47)	986	925,778
4.00%, 12/15/32	25	25,975
4.10%, 05/19/46 (Call 11/19/45)	246	246,551
4.10%, 05/11/47 (Call 11/11/46)	375	377,461
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	235	239,189
4.65%, 11/01/24 (Call 08/01/24)	415	429,786
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	250	246,271
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	475	462,134
3.20%, 09/16/26 (Call 06/16/26)	382	372,287
QUALCOMM Inc.
2.25%, 05/20/20	630	622,386
2.60%, 01/30/23 (Call 12/30/22)(a)	570	548,246
2.90%, 05/20/24 (Call 03/20/24)	490	470,054
3.00%, 05/20/22(a)	442	436,700
3.25%, 05/20/27 (Call 02/20/27)(a)	745	700,703
3.45%, 05/20/25 (Call 02/20/25)	281	273,717
4.30%, 05/20/47 (Call 11/20/46)(a)	640	601,520
4.65%, 05/20/35 (Call 11/20/34)	100	101,411
4.80%, 05/20/45 (Call 11/20/44)(a)	440	446,334
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	274	269,513
2.90%, 11/03/27 (Call 08/03/27)	220	209,847
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	275	264,145

		20,640,760
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	100	94,970

Software — 2.4%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	390	375,045

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) ( continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)(a)	$290	$286,150
4.75%, 02/01/20	205	210,512
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	270	252,964
4.38%, 06/15/25 (Call 03/15/25)	195	196,677
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	150	152,420
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	100	97,285
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	100	101,272
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	150	145,207
3.00%, 08/15/26 (Call 05/15/26)	535	498,643
3.50%, 04/15/23 (Call 01/15/23)	25	24,867
3.63%, 10/15/20 (Call 09/15/20)	725	730,488
3.88%, 06/05/24 (Call 03/05/24)(a)	200	200,455
4.50%, 08/15/46 (Call 02/15/46)	260	250,919
5.00%, 10/15/25 (Call 07/15/25)(a)	355	376,280
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	162	161,276
4.75%, 06/15/21(a)	100	103,399
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	770	741,993
1.85%, 02/12/20 (Call 01/12/20)(a)	745	736,886
2.00%, 11/03/20 (Call 10/03/20)	420	414,053
2.00%, 08/08/23 (Call 06/08/23)	500	475,015
2.13%, 11/15/22(a)	300	290,569
2.38%, 02/12/22 (Call 01/12/22)	575	564,289
2.38%, 05/01/23 (Call 02/01/23)	440	427,010
2.40%, 02/06/22 (Call 01/06/22)	555	545,371
2.40%, 08/08/26 (Call 05/08/26)	606	564,116
2.65%, 11/03/22 (Call 09/03/22)	385	379,463
2.70%, 02/12/25 (Call 11/12/24)(a)	70	67,611
2.88%, 02/06/24 (Call 12/06/23)	510	501,933
3.00%, 10/01/20(a)	380	382,729
3.13%, 11/03/25 (Call 08/03/25)(a)	1,345	1,323,929
3.30%, 02/06/27 (Call 11/06/26)	1,824	1,808,225
3.45%, 08/08/36 (Call 02/08/36)	1,169	1,117,000
3.50%, 02/12/35 (Call 08/12/34)	405	391,805
3.50%, 11/15/42	350	327,876
3.63%, 12/15/23 (Call 09/15/23)(a)	150	153,187
3.70%, 08/08/46 (Call 02/08/46)	810	782,686
3.75%, 05/01/43 (Call 11/01/42)	60	58,432
3.75%, 02/12/45 (Call 08/12/44)	122	119,075
3.95%, 08/08/56 (Call 02/08/56)	300	296,839
4.00%, 02/12/55 (Call 08/12/54)	435	433,639
4.10%, 02/06/37 (Call 08/06/36)	190	198,119
4.20%, 11/03/35 (Call 05/03/35)	250	262,868
4.45%, 11/03/45 (Call 05/03/45)	1,525	1,655,882
4.50%, 02/06/57 (Call 08/06/56)	25	27,297
4.75%, 11/03/55 (Call 05/03/55)	460	530,098
5.20%, 06/01/39(a)	150	177,210
5.30%, 02/08/41	962	1,146,629
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	555	586,497
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	735	711,469
2.25%, 10/08/19	1,500	1,493,862
2.40%, 09/15/23 (Call 07/15/23)	78	74,795
2.50%, 05/15/22 (Call 03/15/22)	1,562	1,530,050
2.50%, 10/15/22	600	583,991

Security	Par (000)	Value

Software (continued)
2.63%, 02/15/23 (Call 01/15/23)(a)	$100	$97,589
2.65%, 07/15/26 (Call 04/15/26)	1,440	1,344,894
2.80%, 07/08/21(a)	345	343,780
2.95%, 11/15/24 (Call 09/15/24)	508	494,259
2.95%, 05/15/25 (Call 02/15/25)	205	198,964
3.25%, 11/15/27 (Call 08/15/27)	611	591,873
3.25%, 05/15/30 (Call 02/15/30)	525	501,627
3.63%, 07/15/23	250	254,008
3.80%, 11/15/37 (Call 05/15/37)	430	413,658
3.85%, 07/15/36 (Call 01/15/36)	435	423,177
3.88%, 07/15/20	100	101,801
3.90%, 05/15/35 (Call 11/15/34)	515	505,302
4.00%, 07/15/46 (Call 01/15/46)	609	586,974
4.00%, 11/15/47 (Call 05/15/47)	585	563,834
4.13%, 05/15/45 (Call 11/15/44)	100	98,535
4.30%, 07/08/34 (Call 01/08/34)	708	730,012
4.38%, 05/15/55 (Call 11/15/54)	300	303,025
4.50%, 07/08/44 (Call 01/08/44)	507	526,847
5.38%, 07/15/40	399	460,241
6.13%, 07/08/39	308	384,109
6.50%, 04/15/38	315	405,879
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	66	64,051
3.90%, 08/21/27 (Call 05/21/27)	460	435,813

		35,876,609
Telecommunications — 3.9%
America Movil SAB de CV
3.13%, 07/16/22	250	245,147
4.38%, 07/16/42	450	442,629
5.00%, 10/16/19	265	270,357
6.13%, 11/15/37	200	233,699
6.13%, 03/30/40	550	648,170
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	660	651,473
2.63%, 12/01/22 (Call 09/01/22)	417	400,701
2.80%, 02/17/21 (Call 01/17/21)	390	385,614
3.00%, 06/30/22 (Call 04/30/22)(a)	630	615,389
3.20%, 03/01/22 (Call 02/01/22)(a)	300	296,683
3.40%, 05/15/25 (Call 02/15/25)(a)	580	551,442
3.60%, 02/17/23 (Call 12/17/22)(a)	430	428,887
3.80%, 03/15/22	360	363,141
3.80%, 03/01/24 (Call 01/01/24)	810	805,173
3.88%, 08/15/21	586	593,528
3.90%, 03/11/24 (Call 12/11/23)	600	598,857
3.95%, 01/15/25 (Call 10/15/24)	325	320,433
4.10%, 02/15/28 (Call 11/15/27)(b)	843	815,958
4.13%, 02/17/26 (Call 11/17/25)	235	232,214
4.25%, 03/01/27 (Call 12/01/26)	650	641,803
4.30%, 02/15/30 (Call 11/15/29)(b)	659	631,958
4.30%, 12/15/42 (Call 06/15/42)	500	429,176
4.35%, 06/15/45 (Call 12/15/44)	1,100	943,288
4.45%, 05/15/21	284	291,513
4.50%, 05/15/35 (Call 11/15/34)	295	274,282
4.50%, 03/09/48 (Call 09/09/47)	1,168	1,010,811
4.55%, 03/09/49 (Call 09/09/48)	837	728,664
4.75%, 05/15/46 (Call 11/15/45)(a)	961	868,923
4.80%, 06/15/44 (Call 12/15/43)	440	401,610
5.15%, 03/15/42	261	253,010
5.15%, 11/15/46 (Call 05/15/46)(b)	900	857,247
5.20%, 03/15/20(a)	500	515,390

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/01/37 (Call 09/01/36)	$970	$963,618
5.35%, 09/01/40	300	295,774
5.45%, 03/01/47 (Call 09/01/46)	900	892,806
5.55%, 08/15/41	218	217,824
5.65%, 02/15/47 (Call 08/15/46)	400	409,233
5.70%, 03/01/57 (Call 09/01/56)	520	523,043
5.88%, 10/01/19	400	411,831
6.00%, 08/15/40 (Call 05/15/40)	240	253,243
6.38%, 03/01/41	267	292,116
British Telecommunications PLC, 9.63%, 12/15/30	157	224,045
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	975	944,136
2.20%, 02/28/21	730	718,015
2.20%, 09/20/23 (Call 07/20/23)	440	421,064
2.45%, 06/15/20	330	328,023
2.50%, 09/20/26 (Call 06/20/26)	425	395,640
2.60%, 02/28/23	300	293,796
2.95%, 02/28/26(a)	390	376,539
3.00%, 06/15/22	20	19,937
3.50%, 06/15/25(a)	300	302,723
3.63%, 03/04/24	315	321,959
4.45%, 01/15/20	467	477,616
5.50%, 01/15/40	348	419,121
5.90%, 02/15/39	820	1,025,791
Deutsche Telekom International Finance BV
4.88%, 03/06/42(a)(b)	1,000	1,004,123
8.75%, 06/15/30	721	976,213
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	150	149,533
5.95%, 03/15/41	155	155,802
Koninklijke KPN NV, 8.38%, 10/01/30	200	261,994
Motorola Solutions Inc.
3.50%, 03/01/23	100	97,823
3.75%, 05/15/22	517	516,223
4.60%, 02/23/28 (Call 11/23/27)	100	99,421
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	1,000	964,032
Orange SA
1.63%, 11/03/19	300	295,667
5.38%, 01/13/42	300	327,936
5.50%, 02/06/44 (Call 08/06/43)	260	288,660
9.00%, 03/01/31(a)	741	1,050,530
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	450	444,023
4.50%, 03/15/43 (Call 09/15/42)	400	392,650
5.00%, 03/15/44 (Call 09/15/43)	353	368,261
7.50%, 08/15/38	50	66,149
Telefonica Emisiones SAU
4.10%, 03/08/27	500	486,597
4.57%, 04/27/23	300	310,384
4.67%, 03/06/38	210	200,830
5.21%, 03/08/47	835	829,411
5.46%, 02/16/21(a)	631	660,729
7.05%, 06/20/36	333	404,449
Telefonica Europe BV, 8.25%, 09/15/30	270	352,781
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)	445	408,325
Verizon Communications Inc.
2.63%, 08/15/26	550	498,506
3.38%, 02/15/25	888	864,901
3.50%, 11/01/24 (Call 08/01/24)	1,234	1,220,446
3.85%, 11/01/42 (Call 05/01/42)	675	581,599

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 03/16/27(a)	$910	$915,052
4.13%, 08/15/46(a)	710	628,712
4.27%, 01/15/36(a)	250	236,094
4.33%, 09/21/28(a)(b)	1,000	1,006,780
4.40%, 11/01/34 (Call 05/01/34)	851	823,305
4.50%, 08/10/33	250	246,984
4.52%, 09/15/48(a)	1,300	1,223,385
4.67%, 03/15/55	1,180	1,084,152
4.81%, 03/15/39	693	696,780
4.86%, 08/21/46	970	959,127
5.01%, 04/15/49(a)	1,036	1,041,750
5.01%, 08/21/54	1,305	1,274,430
5.15%, 09/15/23	500	536,494
5.25%, 03/16/37	550	582,510
5.50%, 03/16/47(a)	525	567,412
6.55%, 09/15/43	696	842,707
Vodafone Group PLC
2.50%, 09/26/22	455	438,280
2.95%, 02/19/23	608	589,920
3.75%, 01/16/24	285	283,064
4.13%, 05/30/25	195	194,718
4.38%, 05/30/28(a)	675	671,212
4.38%, 02/19/43(a)	592	535,766
5.00%, 05/30/38	315	314,045
5.25%, 05/30/48	250	252,062
6.15%, 02/27/37	555	623,023
6.25%, 11/30/32	67	76,493

		58,197,318
Textiles — 0.1%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	25	24,585
3.25%, 06/01/22 (Call 03/01/22)	100	99,598
3.70%, 04/01/27 (Call 01/01/27)	450	445,988
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	250	251,722

		821,893
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	55	54,587
3.50%, 09/15/27 (Call 06/15/27)	1,275	1,194,311

		1,248,898
Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	347	342,817
3.00%, 04/01/25 (Call 01/01/25)	100	97,074
3.05%, 03/15/22 (Call 12/15/21)	162	161,095
3.05%, 09/01/22 (Call 06/01/22)	385	382,473
3.25%, 06/15/27 (Call 03/15/27)(a)	25	24,525
3.45%, 09/15/21 (Call 06/15/21)	300	302,191
3.65%, 09/01/25 (Call 06/01/25)	210	211,975
3.75%, 04/01/24 (Call 01/01/24)	481	488,636
3.85%, 09/01/23 (Call 06/01/23)	326	334,966
3.90%, 08/01/46 (Call 02/01/46)	350	335,023
4.13%, 06/15/47 (Call 12/15/46)	105	104,905
4.15%, 04/01/45 (Call 10/01/44)	700	697,264
4.38%, 09/01/42 (Call 03/01/42)(a)	280	289,769
4.40%, 03/15/42 (Call 09/15/41)(a)	300	309,561
4.45%, 03/15/43 (Call 09/15/42)	225	232,451
4.55%, 09/01/44 (Call 03/01/44)	365	383,064
4.90%, 04/01/44 (Call 10/01/43)	321	354,703

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.15%, 09/01/43 (Call 03/01/43)(a)	$100	$113,019
5.40%, 06/01/41 (Call 12/01/40)	300	345,813
5.75%, 05/01/40 (Call 11/01/39)	142	170,352
6.15%, 05/01/37	37	45,796
Canadian National Railway Co.
2.40%, 02/03/20	205	203,580
2.95%, 11/21/24 (Call 08/21/24)	350	340,658
3.20%, 08/02/46 (Call 02/02/46)	65	56,755
3.65%, 02/03/48 (Call 08/03/47)	100	95,144
6.38%, 11/15/37	250	322,941
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	315	302,192
4.80%, 09/15/35 (Call 03/15/35)	245	262,921
4.80%, 08/01/45 (Call 02/01/45)	25	26,962
5.95%, 05/15/37	152	183,698
7.13%, 10/15/31	400	506,518
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	52	47,580
3.25%, 06/01/27 (Call 03/01/27)	231	219,793
3.35%, 11/01/25 (Call 08/01/25)	450	440,386
3.40%, 08/01/24 (Call 05/01/24)(a)	250	248,133
3.70%, 10/30/20 (Call 07/30/20)	200	201,881
3.70%, 11/01/23 (Call 08/01/23)	310	314,035
3.80%, 03/01/28 (Call 12/01/27)(a)	125	123,770
3.80%, 11/01/46 (Call 05/01/46)(a)	430	391,409
3.95%, 05/01/50 (Call 11/01/49)	350	319,175
4.10%, 03/15/44 (Call 09/15/43)(a)	377	357,490
4.25%, 06/01/21 (Call 03/01/21)	130	133,337
4.40%, 03/01/43 (Call 09/01/42)	200	199,133
4.75%, 05/30/42 (Call 11/30/41)	325	337,666
5.50%, 04/15/41 (Call 10/15/40)	50	56,491
6.00%, 10/01/36	50	59,511
6.15%, 05/01/37	152	184,029
6.22%, 04/30/40	250	306,674
FedEx Corp.
2.63%, 08/01/22(a)	335	326,655
3.30%, 03/15/27 (Call 12/15/26)	90	86,362
3.40%, 02/15/28 (Call 11/15/27)	500	481,587
3.88%, 08/01/42	50	44,531
4.00%, 01/15/24(a)	701	718,024
4.10%, 02/01/45	45	41,023
4.40%, 01/15/47 (Call 07/15/46)	670	636,109
4.55%, 04/01/46 (Call 10/01/45)	515	505,825
4.75%, 11/15/45 (Call 05/15/45)	403	405,606
5.10%, 01/15/44	200	210,653
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	250	247,365
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	300	289,953
4.95%, 08/15/45 (Call 02/15/45)	200	207,328
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	100	98,823
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	90	85,280
3.00%, 04/01/22 (Call 01/01/22)	330	326,528
3.15%, 06/01/27 (Call 03/01/27)(a)	15	14,310
3.25%, 12/01/21 (Call 09/01/21)	70	69,870
3.65%, 08/01/25 (Call 06/01/25)	70	70,161
3.80%, 08/01/28 (Call 05/01/28)	250	250,172
3.94%, 11/01/47 (Call 05/01/47)	217	204,190
3.95%, 10/01/42 (Call 04/01/42)	150	141,272

Security	Par (000)	Value

Transportation (continued)
4.45%, 06/15/45 (Call 12/15/44)	$260	$264,197
4.65%, 01/15/46 (Call 07/15/45)	295	308,689
4.84%, 10/01/41	237	250,996
Norfolk Southern Railway Co., 9.75%, 06/15/20	350	390,324
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	240	238,289
3.50%, 06/01/21	75	75,271
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	700	690,575
2.75%, 03/01/26 (Call 12/01/25)	450	421,440
3.00%, 04/15/27 (Call 01/15/27)(a)	350	333,276
3.25%, 08/15/25 (Call 05/15/25)	350	340,854
3.38%, 02/01/35 (Call 08/01/34)	300	274,708
3.80%, 10/01/51 (Call 04/01/51)	325	290,719
3.88%, 02/01/55 (Call 08/01/54)	350	309,042
3.95%, 09/10/28 (Call 06/10/28)	900	907,377
4.00%, 04/15/47 (Call 10/15/46)(a)	250	239,313
4.10%, 09/15/67 (Call 03/15/67)	105	92,501
4.15%, 01/15/45 (Call 07/15/44)	300	291,360
4.16%, 07/15/22 (Call 04/15/22)	350	361,453
4.38%, 11/15/65 (Call 05/15/65)	170	157,964
4.75%, 09/15/41 (Call 03/15/41)	100	105,308
United Parcel Service Inc.
2.05%, 04/01/21	140	136,914
2.40%, 11/15/26 (Call 08/15/26)	105	96,671
2.45%, 10/01/22	495	481,206
2.80%, 11/15/24 (Call 09/15/24)	1,000	966,936
3.05%, 11/15/27 (Call 08/15/27)	356	342,575
3.13%, 01/15/21	506	508,872
3.40%, 11/15/46 (Call 05/15/46)	265	235,347
3.75%, 11/15/47 (Call 05/15/47)(a)	60	55,913
4.88%, 11/15/40 (Call 05/15/40)	50	55,190
6.20%, 01/15/38	406	510,403

		27,164,644
Trucking & Leasing — 0.2%
Aviation Capital Group LLC, 4.13%, 08/01/25 (Call 06/01/25)(b)	500	496,716
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	50	46,330
3.50%, 03/15/28 (Call 12/15/27)	130	120,748
3.85%, 03/30/27 (Call 12/30/26)	50	48,312
4.55%, 11/07/28 (Call 08/07/28)	250	251,815
4.85%, 06/01/21	150	154,785
5.20%, 03/15/44 (Call 09/15/43)(a)	150	157,601
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.90%, 02/01/24 (Call 01/01/24)(b)	900	893,590
4.13%, 08/01/23 (Call 07/01/23)(b)	900	905,378

		3,075,275
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)(a)	185	176,146
3.40%, 03/01/25 (Call 12/01/24)	50	49,659
3.75%, 09/01/47 (Call 03/01/47)	250	231,127
3.85%, 03/01/24 (Call 12/01/23)	120	122,360
4.20%, 09/01/48 (Call 03/01/48)	50	49,956
6.59%, 10/15/37	452	593,695
Series C, 3.75%, 09/01/28 (Call 06/01/28)(a)	100	100,072

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$150	$176,666

		1,499,681

Total Corporate Bonds & Notes — 95.6% (Cost: $1,475,480,704)		1,441,515,066

Foreign Government Obligations(h)

South Korea — 0.1%
Korea Gas Corp., 3.13%, 07/20/27(b)	1,000	935,261
Korea National Oil Corp., 4.00%, 01/23/24(b)	1,000	1,010,845

		1,946,106

Total Foreign Government Obligations — 0.1% (Cost: $1,932,051)		1,946,106

Short-Term Investments

Money Market Funds — 12.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.15%(f)(i)(j)	151,807	151,852,308
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(f)(i)	42,959	42,958,717

		194,811,025

Total Short-Term Investments — 12.9% (Cost: $194,768,718)		194,811,025

Total Investments in Securities — 108.6% (Cost: $1,672,181,473)		1,638,272,197

Other Assets, Less Liabilities — (8.6)%		(129,535,179)

Net Assets — 100.0%		$1,508,737,018

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Investments are denominated in U.S. dollars.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Par/Shares Held at 02/28/18	Par/Shares Purchased		Par/Shares Sold		Par/Shares Held at 08/31/18	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	(000)	(000)		(000)		(000)	08/31/18	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	206,509	—		(54,702	)(b)	151,807	$151,852,308	$335,082	(c)	$778	$37,234
BlackRock Cash Funds: Treasury, SL Agency Shares	8,621	34,338	(b)	—		42,959	42,958,717	134,066		—	—
PNC Bank N.A.
1.95%, 03/04/19	500	—		(500)		—	—	674		(4,719)	4,930
2.25%, 07/02/19	1,395	—		(1,395)		—	—	12,222		(9,664)	18,367
2.40%, 10/18/19	250	—		—		250	248,937	2,282		—	1,183
2.70%, 11/01/22	—	500		—		500	484,572	—		—	(278)
3.10%, 10/25/27	500	—		—		500	476,707	7,945		—	(1,263)
4.20%, 11/01/25	350	—		—		350	359,421	6,046		—	(1,326)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	470	—		—		470	450,804	7,521		—	(1,252)
3.30%, 03/08/22	312	—		—		312	311,912	4,813		—	(2,234)
3.90%, 04/29/24	975	—		—		975	978,029	15,282		—	(12,807)
4.38%, 08/11/20	250	—		—		250	256,209	3,575		—	(313)
5.13%, 02/08/20	395	—		—		395	406,742	6,041		—	(704)

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
August 31, 2018

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 08/31/18 (000)	Value at 08/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
6.88%, 05/15/19	400	—	(400)	—	$—	$5,017	$7,399	$(9,091)

					$198,784,358	$540,566	$(6,206)	$32,446

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,441,515,066	$—	$1,441,515,066
Foreign Government Obligations	—	1,946,106	—	1,946,106
Money Market Funds	194,811,025	—	—	194,811,025

	$194,811,025	$1,443,461,172	$—	$1,638,272,197

See notes to financial statements.

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$50	$49,292
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	1,000	996,011
4.45%, 08/15/20(a)	10,660	10,933,623

		11,978,926
Aerospace & Defense — 2.0%
Airbus Finance BV, 2.70%, 04/17/23(b)	8,825	8,564,064
Boeing Capital Corp., 4.70%, 10/27/19(a)	5,000	5,112,149
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)(a)	10,000	9,754,955
4.88%, 02/15/20(a)	8,439	8,707,282
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	100	96,118
2.88%, 05/11/20(a)	15,425	15,416,123
3.00%, 05/11/21(a)	12,905	12,881,411
Harris Corp., 2.70%, 04/27/20 (Call 03/27/20)	9,980	9,894,953
L3 Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)	7,560	7,607,982
4.95%, 02/15/21 (Call 11/15/20)	50	51,622
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	12,430	12,285,316
4.25%, 11/15/19	150	152,444
Northrop Grumman Corp.
2.08%, 10/15/20	18,677	18,294,472
3.50%, 03/15/21	1,250	1,261,373
Raytheon Co.
3.13%, 10/15/20(a)	14,597	14,647,003
4.40%, 02/15/20(a)	5,445	5,561,640
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)(a)	10,000	9,764,716
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	4,751	4,774,010
United Technologies Corp.
1.50%, 11/01/19	8,500	8,367,152
1.90%, 05/04/20	18,155	17,774,056
3.10%, 06/01/22	10,035	9,909,754
3.65%, 08/16/23 (Call 07/16/23)	10,000	10,041,979
4.50%, 04/15/20	15,935	16,299,762

		207,220,336
Agriculture — 1.4%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)(a)	20,350	20,265,988
2.85%, 08/09/22(a)	11,350	11,143,197
4.75%, 05/05/21(a)	5,200	5,407,041
Archer-Daniels-Midland Co., 4.48%, 03/01/21	1,500	1,545,534
BAT Capital Corp.
2.30%, 08/14/20(a)(b)	16,655	16,332,680
2.76%, 08/15/22 (Call 07/15/22)(a)(b)	10,050	9,739,663
Bunge Ltd. Finance Corp., 3.50%, 11/24/20 (Call 10/24/20)	4,480	4,477,897
Imperial Brands Finance PLC, 3.50%, 02/11/23 (Call 11/11/22)(b)	19,335	18,973,524
Philip Morris International Inc.
1.88%, 11/01/19(a)	7,500	7,409,738
2.00%, 02/21/20(a)	14,075	13,890,866
2.13%, 05/10/23 (Call 03/10/23)	1,200	1,130,307
4.50%, 03/26/20(a)	11,004	11,266,598

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
3.25%, 06/12/20	$17,000	$16,979,767
6.88%, 05/01/20(a)	9,055	9,559,924
		148,122,724

Airlines — 0.4%
Delta Air Lines Inc.
2.88%, 03/13/20	14,260	14,153,375
3.40%, 04/19/21	7,360	7,315,238
3.80%, 04/19/23 (Call 03/19/23)	9,260	9,166,867
Southwest Airlines Co., 2.65%, 11/05/20
(Call 10/05/20)(a)	7,951	7,862,805

		38,498,285
Auto Manufacturers — 4.7%
American Honda Finance Corp.
1.65%, 07/12/21	1,325	1,272,215
1.95%, 07/20/20(a)	4,610	4,521,270
2.00%, 02/14/20(a)	5,340	5,275,917
2.45%, 09/24/20(a)	9,055	8,953,716
2.60%, 11/16/22	100	97,592
2.65%, 02/12/21(a)	17,500	17,346,483
3.00%, 06/16/20	400	400,407
3.80%, 09/20/21(b)	750	760,886
Series A, 2.15%, 03/13/20(a)	850	838,917
BMW U.S. Capital LLC
3.40%, 08/13/21(a)(b)	7,225	7,244,146
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	13,350	13,289,647
Daimler Finance North America LLC
2.25%, 03/02/20(b)	450	443,678
3.10%, 05/04/20(b)	750	748,614
3.35%, 05/04/21(a)(b)	3,850	3,850,119
3.35%, 02/22/23(b)	9,515	9,397,373
3.70%, 05/04/23(b)	10,150	10,174,974
Ford Motor Credit Co. LLC
2.34%, 11/02/20(a)	12,060	11,690,511
2.43%, 06/12/20(a)	13,060	12,771,243
2.46%, 03/27/20	10,710	10,521,825
2.68%, 01/09/20	14,610	14,441,970
3.10%, 05/04/23	10,000	9,368,540
3.16%, 08/04/20(a)	13,550	13,383,877
3.20%, 01/15/21(a)	400	392,776
3.47%, 04/05/21	16,000	15,710,087
3.81%, 10/12/21(a)	3,240	3,193,680
4.14%, 02/15/23 (Call 01/15/23)	5,000	4,930,500
4.25%, 09/20/22	10,000	9,918,600
5.88%, 08/02/21	10,000	10,443,244
8.13%, 01/15/20	7,500	7,945,500
General Motors Financial Co. Inc.
2.35%, 10/04/19(a)	11,000	10,933,958
2.45%, 11/06/20	8,950	8,747,450
2.65%, 04/13/20(a)	13,000	12,875,460
3.15%, 01/15/20 (Call 12/15/19)(a)	12,410	12,415,957
3.15%, 06/30/22 (Call 05/30/22)(a)	10,000	9,743,228
3.20%, 07/13/20 (Call 06/13/20)(a)	10,588	10,554,359
3.20%, 07/06/21 (Call 06/06/21)(a)	10,000	9,868,258
3.55%, 04/09/21(a)	11,760	11,744,124
3.70%, 11/24/20 (Call 10/24/20)(a)	8,700	8,744,853
3.70%, 05/09/23 (Call 03/09/23)	10,000	9,798,400
4.15%, 06/19/23 (Call 05/19/23)(a)	11,000	10,975,424
4.20%, 03/01/21 (Call 02/01/21)	12,047	12,215,676

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Harley-Davidson Financial Services Inc., 3.35%, 02/15/23 (Call 01/15/23)(b)	$8,160	$8,015,233
Hyundai Capital America
3.00%, 10/30/20(b)	500	493,083
4.13%, 06/08/23(b)	14,160	14,150,963
Nissan Motor Acceptance Corp.
2.15%, 07/13/20(b)	1,000	978,427
2.80%, 01/13/22(b)	10,000	9,772,374
PACCAR Financial Corp.
1.95%, 02/27/20(a)	1,175	1,157,747
2.80%, 03/01/21	8,200	8,142,324
3.10%, 05/10/21	8,500	8,489,352
3.15%, 08/09/21	6,935	6,943,698
3.40%, 08/09/23(a)	5,000	5,022,763
Toyota Motor Corp.
3.18%, 07/20/21(a)	5,000	5,021,100
3.42%, 07/20/23	15,000	15,112,509
Toyota Motor Credit Corp.
1.55%, 10/18/19(a)	9,650	9,527,831
1.95%, 04/17/20	13,450	13,243,606
2.15%, 03/12/20(a)	9,400	9,305,248
2.20%, 01/10/20(a)	7,000	6,945,680
2.95%, 04/13/21(a)	21,000	20,966,136
4.50%, 06/17/20	3,564	3,659,907
Volkswagen Group of America Finance LLC, 2.40%, 05/22/20(b)	1,000	985,839

		485,879,274
Auto Parts & Equiptment — 0.1%
Aptiv PLC, 3.15%, 11/19/20 (Call 10/19/20)(a)	5,675	5,623,936
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	750	744,758
ZF North America Capital Inc., 4.50%, 04/29/22(b)	5,000	5,096,325

		11,465,019
Banks — 32.5%
ABN AMRO Bank NV
2.45%, 06/04/20(b)	475	468,423
3.40%, 08/27/21(b)	10,000	9,991,190
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(a)(b)	5,000	4,986,840
ANZ New Zealand Int’l Ltd./London
2.75%, 01/22/21(b)	1,000	984,164
2.75%, 02/03/21(b)	1,000	983,433
ASB Bank Ltd., 3.75%, 06/14/23(b)	9,660	9,656,047
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	9,825	9,634,579
3.30%, 05/17/21	7,700	7,693,938
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20(a)	8,000	7,840,718
2.63%, 11/09/22	12,250	11,854,402
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20(a)	11,455	11,340,604
Banco Santander Chile, 2.50%, 12/15/20 (Call 11/15/20)(b)	1,000	976,250
Banco Santander SA, 3.13%, 02/23/23	10,475	10,042,854
Bancolombia SA, 5.95%, 06/03/21	1,000	1,048,750
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)(a)	7,035	6,892,143
2.37%, 07/21/21 (Call 07/21/20)(c)(d)	19,785	19,440,407
2.63%, 10/19/20(a)	26,000	25,730,355
2.63%, 04/19/21	36,000	35,437,320

Security	Par (000)	Value

Banks (continued)
2.74%, 01/23/22 (Call 01/23/21)(c)(d)	$5,000	$4,924,329
3.00%, 12/20/23 (Call 12/20/22)(c)(d)	20,000	19,479,383
3.30%, 01/11/23(a)	20,250	20,102,698
3.50%, 05/17/22 (Call 05/17/21)(c)(d)	29,675	29,728,876
3.55%, 03/05/24 (Call 03/05/23)(c)(d)	20,000	19,877,542
5.63%, 07/01/20	38,000	39,688,213
Series L, 2.25%, 04/21/20	26,535	26,209,218
Bank of China Hong Kong Ltd., 5.55%, 02/11/20(b)	5,000	5,145,090
Bank of Montreal
2.10%, 12/12/19(a)	6,885	6,827,413
2.10%, 06/15/20(a)	17,950	17,677,017
2.35%, 09/11/22(a)	150	144,433
Series D, 3.10%, 04/13/21(a)	10,000	9,966,360
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)(a)	5,000	4,866,338
2.45%, 11/27/20 (Call 10/27/20)	16,433	16,220,193
2.50%, 04/15/21 (Call 03/15/21)(a)	10,461	10,295,743
2.60%, 08/17/20 (Call 07/17/20)(a)	16,098	15,978,396
2.66%, 05/16/23 (Call 05/16/22)(a)(c)(d)	1,600	1,557,210
3.50%, 04/28/23	10,000	10,048,683
4.60%, 01/15/20	300	307,026
Series G, 2.15%, 02/24/20 (Call 01/24/20)	4,700	4,650,872
Bank of Nova Scotia (The)
2.15%, 07/14/20(a)	8,535	8,400,780
2.35%, 10/21/20(a)	10,015	9,858,533
2.45%, 03/22/21	33,000	32,343,755
2.50%, 01/08/21(a)	14,060	13,848,192
3.13%, 04/20/21(a)	7,510	7,478,042
4.38%, 01/13/21(a)	2,650	2,720,090
4.65%, (Call 10/12/22)(a)(c)(d)(e)	8,500	7,894,375
Banque Federative du Credit Mutuel SA
2.20%, 07/20/20(b)	1,000	981,141
3.75%, 07/20/23(a)(b)	14,490	14,486,593
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)(a)	15,640	15,366,769
5.14%, 10/14/20(a)	10,249	10,518,677
Barclays PLC
2.88%, 06/08/20(a)	15,000	14,834,880
3.20%, 08/10/21(a)	20,000	19,670,480
3.25%, 01/12/21	8,192	8,097,939
4.34%, 05/16/24 (Call 05/16/23)(a)(c)(d)	10,000	9,915,432
BB&T Corp.
2.15%, 02/01/21 (Call 01/01/21)(a)	4,000	3,906,694
2.63%, 06/29/20 (Call 05/29/20)	13,401	13,315,242
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(b)	19,660	21,075,520
BNP Paribas SA
2.38%, 05/21/20(a)	22,500	22,213,365
3.50%, 03/01/23(a)(b)	10,000	9,792,642
5.00%, 01/15/21	21,000	21,846,549
BNZ International Funding Ltd./London, 3.38%, 03/01/23(b)	10,000	9,834,774
BPCE SA
2.25%, 01/27/20(a)	5,000	4,931,825
2.65%, 02/03/21(a)	2,500	2,452,790
3.00%, 05/22/22(a)(b)	10,700	10,431,730
Branch Banking & Trust Co.
2.10%, 01/15/20 (Call 12/15/19)	300	296,587
2.25%, 06/01/20 (Call 05/01/20)	7,300	7,199,310

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	$10,825	$10,592,844
2.70%, 02/02/21(a)	15,250	15,053,651
Capital One Financial Corp.
2.50%, 05/12/20 (Call 04/12/20)	10,890	10,778,441
3.05%, 03/09/22 (Call 02/09/22)(a)	300	294,388
3.20%, 01/30/23 (Call 12/30/22)(a)	11,300	11,035,780
3.45%, 04/30/21 (Call 03/30/21)(a)	12,825	12,844,882
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)(a)	750	722,892
2.35%, 01/31/20 (Call 12/31/19)	250	247,521
2.65%, 08/08/22 (Call 07/08/22)(a)	1,000	965,168
2.95%, 07/23/21 (Call 06/23/21)	10,000	9,852,445
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)(a)	24,060	23,636,063
2.13%, 10/20/20 (Call 09/20/20)	24,160	23,645,026
2.85%, 02/12/21 (Call 01/12/21)(a)	35,000	34,671,537
3.05%, 05/01/20 (Call 04/01/20)(a)	17,360	17,363,128
3.40%, 07/23/21 (Call 06/23/21)(a)	12,105	12,132,584
Citigroup Inc.
2.65%, 10/26/20(a)	16,335	16,145,738
2.70%, 03/30/21(a)	34,435	33,933,896
3.14%, 01/24/23 (Call 01/24/22)(c)(d)	20,000	19,719,846
4.04%, 06/01/24 (Call 06/01/23)(c)(d)	19,035	19,241,339
5.38%, 08/09/20	9,525	9,925,764
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)(a)	8,165	8,016,113
2.25%, 10/30/20 (Call 09/30/20)(a)	12,925	12,628,686
2.45%, 12/04/19 (Call 11/04/19)(a)	5,500	5,449,595
3.70%, 03/29/23 (Call 02/28/23)	9,660	9,672,264
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	14,240	14,285,059
Commonwealth Bank of Australia
2.05%, 09/18/20(b)	1,000	976,911
3.45%, 03/16/23(a)(b)	5,000	4,983,619
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	7,250	7,175,061
2.40%, 11/02/20(a)	11,231	11,039,292
Compass Bank, 3.50%, 06/11/21 (Call 05/11/21)(a)	10,000	9,989,765
Cooperatieve Rabobank UA, 11.00%, (Call 06/30/19)(b)(c)(d)(e)	6,000	6,352,500
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20(a)	1,300	1,286,572
2.50%, 01/19/21	12,835	12,624,953
2.75%, 01/10/23	20,250	19,639,085
3.13%, 04/26/21(a)	19,715	19,655,178
Credit Agricole SA/London, 3.38%, 01/10/22(b)	19,660	19,429,024
Credit Suisse AG/New York NY
4.38%, 08/05/20(a)	16,780	17,154,902
5.40%, 01/14/20(a)	450	462,699
Credit Suisse Group AG
3.00%, 12/14/23 (Call 12/14/22)(b)(c)(d)	10,000	9,600,009
4.21%, 06/12/24 (Call 06/12/23)(b)(c)(d)	250	251,295
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	16,925	16,793,691
3.13%, 12/10/20(a)	19,360	19,223,165
3.45%, 04/16/21(a)	21,645	21,596,860
3.80%, 06/09/23	10,250	10,191,400

Security	Par (000)	Value

Banks (continued)
Danske Bank A/S
2.00%, 09/08/21(b)	$675	$645,504
2.70%, 03/02/22(a)(b)	9,660	9,369,271
2.80%, 03/10/21(b)	750	737,996
Deutsche Bank AG
2.95%, 08/20/20	9,721	9,560,475
3.38%, 05/12/21(a)	5,200	5,105,578
Deutsche Bank AG/New York NY
2.70%, 07/13/20(a)	15,840	15,507,273
2.95%, 08/20/20(a)	650	639,266
3.15%, 01/22/21(a)	15,350	15,003,166
3.30%, 11/16/22	150	142,734
3.95%, 02/27/23	19,200	18,686,754
4.25%, 10/14/21	150	149,588
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)(a)	13,925	13,867,644
3.20%, 08/09/21 (Call 07/09/21)(a)	5,250	5,201,900
3.35%, 02/06/23 (Call 01/06/23)(a)	10,300	10,068,759
DNB Bank ASA, 2.38%, 06/02/21(b)	350	340,801
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (Call 09/30/20)	5,265	5,157,017
2.88%, 10/01/21 (Call 09/01/21)(a)	750	739,127
3.35%, 07/26/21 (Call 06/26/21)	15,000	15,011,754
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	1,250	1,253,117
First Tennessee Bank N.A., 2.95%, 12/01/19 (Call 11/01/19)	5,650	5,644,027
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)(a)	16,257	16,131,873
2.60%, 12/27/20 (Call 12/27/19)(a)	22,900	22,590,914
2.63%, 04/25/21 (Call 03/25/21)(a)	5,100	5,007,639
2.75%, 09/15/20 (Call 08/15/20)	22,700	22,494,102
2.88%, 02/25/21 (Call 01/25/21)	7,184	7,125,960
2.91%, 07/24/23 (Call 07/24/22)(c)(d)	19,750	19,178,751
3.00%, 04/26/22 (Call 04/26/21)(a)	20,000	19,655,842
3.63%, 01/22/23	20,000	19,992,809
5.25%, 07/27/21(a)	20,000	20,997,725
5.75%, 01/24/22	20,000	21,389,543
Series D, 6.00%, 06/15/20(a)	27,150	28,436,980
HSBC Bank USA N.A., 4.88%, 08/24/20(a)	11,000	11,324,764
HSBC Holdings PLC
2.95%, 05/25/21	20,575	20,360,584
3.26%, 03/13/23 (Call 03/13/22)(c)(d)	10,000	9,860,484
3.40%, 03/08/21(a)	33,952	33,958,034
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	10,000	10,021,929
4.00%, 03/30/22(a)	1,205	1,226,484
5.10%, 04/05/21(a)	28,000	29,176,422
HSBC USA Inc.
2.35%, 03/05/20	1,340	1,326,622
2.75%, 08/07/20	855	849,463
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	100	99,564
4.35%, 02/04/23	1,000	1,013,150
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)(a)	15,550	15,516,066
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	9,660	9,289,451
2.96%, 11/08/22	9,660	9,358,994

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ING Bank NV
2.70%, 08/17/20(b)	$1,050	$1,039,057
2.75%, 03/22/21(b)	1,000	985,357
ING Groep NV, 3.15%, 03/29/22	10,200	10,055,246
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	2,360	2,192,966
3.38%, 01/12/23(b)	18,000	16,557,535
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	2,075	2,054,140
2.30%, 08/15/21 (Call 08/15/20)	605	589,538
2.55%, 10/29/20 (Call 09/29/20)(a)	27,815	27,484,910
2.75%, 06/23/20 (Call 05/23/20)(a)	38,664	38,464,252
2.78%, 04/25/23 (Call 04/25/22)(c)(d)	1,000	974,754
3.20%, 01/25/23	20,000	19,803,903
3.25%, 09/23/22	1,000	995,442
3.51%, 06/18/22 (Call 06/18/21)(c)(d)	24,190	24,310,634
3.56%, 04/23/24 (Call 04/23/23)(c)(d)	20,275	20,200,355
4.25%, 10/15/20	34,242	34,998,971
4.40%, 07/22/20(a)	16,020	16,408,145
4.63%, 05/10/21(a)	4,700	4,866,787
4.95%, 03/25/20(a)	18,104	18,607,917
JPMorgan Chase Bank N.A., 2.60%, 02/01/21 (Call 02/01/20)(c)(d)	24,124	23,959,656
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	1,325	1,270,580
2.50%, 11/22/21(a)	5,260	5,135,002
3.35%, 06/15/21(a)	2,250	2,259,271
3.38%, 03/07/23	10,160	10,145,411
KeyCorp., 5.10%, 03/24/21(a)	250	261,272
Lloyds Bank PLC
2.40%, 03/17/20	200	197,781
2.70%, 08/17/20(a)	14,830	14,682,268
3.30%, 05/07/21(a)	15,000	14,998,366
5.80%, 01/13/20(b)	650	671,915
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(c)(d)	20,000	19,118,762
3.00%, 01/11/22	500	489,115
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	7,395	7,409,032
Macquarie Group Ltd., 3.19%, 11/28/23 (Call 11/28/22)(b)(c)(d)	12,335	11,815,326
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	5,545	5,428,135
2.63%, 01/25/21 (Call 12/25/20)	7,500	7,390,981
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22(a)	19,410	18,825,602
2.95%, 03/01/21	20,200	19,996,327
3.00%, 02/22/22	19,410	19,090,605
3.54%, 07/26/21	2,250	2,259,204
3.76%, 07/26/23(a)	14,390	14,494,284
Mizuho Bank Ltd., 2.70%, 10/20/20(b)	250	246,913
Mizuho Financial Group Inc.
2.27%, 09/13/21	475	458,648
2.95%, 02/28/22(a)	20,000	19,619,227
3.55%, 03/05/23	10,000	9,960,880
Morgan Stanley
2.50%, 04/21/21(a)	21,300	20,868,304
2.80%, 06/16/20(a)	27,880	27,721,606
3.13%, 01/23/23	22,500	22,122,450
3.74%, 04/24/24 (Call 04/24/23)(c)(d)	20,300	20,230,585
4.10%, 05/22/23	20,000	20,165,844

Security	Par (000)	Value

Banks (continued)
5.50%, 01/26/20	$1,050	$1,084,903
5.50%, 07/24/20	1,575	1,640,154
5.50%, 07/28/21	20,300	21,475,388
5.75%, 01/25/21(a)	8,975	9,476,889
MUFG Americas Holdings Corp., 2.25%, 02/10/20 (Call 01/10/20)(a)	3,500	3,462,542
National Australia Bank Ltd./New York
1.88%, 07/12/21	850	815,044
2.13%, 05/22/20(a)	11,195	11,018,035
2.50%, 01/12/21	16,175	15,874,954
2.50%, 05/22/22	375	362,174
2.63%, 07/23/20(a)	15,330	15,155,250
2.63%, 01/14/21(a)	2,500	2,461,814
3.63%, 06/20/23	10,000	10,006,540
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	14,100	13,863,684
2.20%, 11/02/20 (Call 10/02/20)(a)	15,000	14,658,908
NongHyup Bank, 2.88%, 07/17/22(b)	7,263	7,027,345
Nordea Bank AB
2.25%, 05/27/21(b)	19,490	18,933,006
2.50%, 09/17/20(b)	200	197,121
3.75%, 08/30/23(a)(b)	20,105	20,057,657
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)(a)(f)	17,255	16,956,809
2.30%, 06/01/20 (Call 05/02/20)(a)(f)	22,296	22,013,375
2.45%, 11/05/20 (Call 10/06/20)(a)(f)	5,175	5,101,002
2.55%, 12/09/21 (Call 11/09/21)(f)	1,000	976,588
2.60%, 07/21/20 (Call 06/21/20)(f)	5,000	4,959,215
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(f)(g)	50	48,854
4.38%, 08/11/20(a)(f)	5,000	5,124,170
5.13%, 02/08/20(a)(f)	2,500	2,574,318
Regions Bank/Birmingham AL, 2.75%, 04/01/21 (Call 03/01/21)	6,750	6,651,855
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	850	846,850
3.80%, 08/14/23 (Call 07/14/23)	5,000	5,010,779
Royal Bank of Canada
2.15%, 10/26/20(a)	15,450	15,160,580
2.35%, 10/30/20(a)	13,000	12,796,860
2.50%, 01/19/21(a)	12,000	11,819,567
3.20%, 04/30/21(a)	22,000	22,015,765
Royal Bank of Scotland Group PLC
4.52%, 06/25/24 (Call 06/25/23)(a)(c)(d)	17,265	17,308,674
6.10%, 06/10/23(a)	1,000	1,049,751
6.13%, 12/15/22(a)	1,000	1,049,333
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	19,875	19,652,298
3.40%, 01/18/23 (Call 12/18/22)	10,050	9,770,302
Santander UK Group Holdings PLC
2.88%, 10/16/20	625	616,908
2.88%, 08/05/21	870	849,255
3.13%, 01/08/21	5,000	4,940,925
3.37%, 01/05/24 (Call 01/05/23)(c)(d)	10,550	10,204,725
Santander UK PLC
2.13%, 11/03/20(a)	11,600	11,312,384
2.38%, 03/16/20	—	—
2.50%, 01/05/21(a)	7,350	7,217,364
3.40%, 06/01/21(a)	10,200	10,202,253

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Skandinaviska Enskilda Banken AB
2.45%, 05/27/20(b)	$1,000	$987,238
2.63%, 03/15/21(a)	15,473	15,223,979
3.25%, 05/17/21(a)(b)	500	498,210
Societe Generale SA, 3.25%, 01/12/22(b)	9,660	9,480,909
Standard Chartered PLC
3.05%, 01/15/21(b)	10,000	9,880,780
3.89%, 03/15/24 (Call 03/15/23)(b)(c)(d)	10,050	9,892,160
3.95%, 01/11/23(b)	1,000	985,763
State Street Corp.
1.95%, 05/19/21	7,235	7,021,493
2.55%, 08/18/20(a)	13,554	13,469,930
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	500	495,456
2.51%, 01/17/20	500	495,939
2.65%, 07/23/20	2,795	2,763,359
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	500	481,693
2.78%, 10/18/22	500	484,054
2.85%, 01/11/22	500	490,149
2.93%, 03/09/21	21,619	21,401,144
3.75%, 07/19/23	30,190	30,355,400
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)(a)	4,520	4,473,959
2.45%, 08/01/22 (Call 07/01/22)	500	482,071
2.59%, 01/29/21 (Call 01/29/20)(a)(c)(d)	10,450	10,363,081
3.00%, 02/02/23 (Call 01/02/23)	250	245,434
3.50%, 08/02/22 (Call 08/02/21)(c)(d)	14,760	14,766,139
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	1,300	1,269,460
2.90%, 03/03/21 (Call 02/03/21)(a)	2,000	1,982,220
Svenska Handelsbanken AB
1.95%, 09/08/20(a)	5,990	5,842,947
2.40%, 10/01/20(a)	13,211	12,986,831
2.45%, 03/30/21	500	489,740
3.35%, 05/24/21(a)	8,255	8,280,296
5.13%, 03/30/20(b)	100	103,019
Swedbank AB, 2.80%, 03/14/22(b)	500	489,708
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	1,000	962,963
3.65%, 05/24/21 (Call 04/24/21)	9,880	9,839,807
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	500	478,750
Toronto-Dominion Bank (The)
1.80%, 07/13/21	50	48,154
1.85%, 09/11/20(a)	10,300	10,068,706
2.13%, 04/07/21	15,000	14,596,307
2.50%, 12/14/20(a)	20,000	19,722,858
2.55%, 01/25/21	15,200	15,000,725
3.25%, 06/11/21(a)	10,200	10,222,381
3.50%, 07/19/23(a)	19,140	19,229,503
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)(a)	10,200	10,033,965
2.95%, 07/15/22 (Call 06/15/22)(a)	10,250	10,081,809
3.00%, 03/15/22 (Call 02/15/22)(a)	50	49,650
4.13%, 05/24/21 (Call 04/23/21)	915	937,305
Series V, 2.63%, 01/24/22 (Call 12/23/21)	825	809,388

Security	Par (000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)(a)	$1,700	$1,678,976
3.05%, 07/24/20 (Call 06/24/20)	2,000	2,005,085
3.10%, 05/21/21 (Call 05/21/20)(c)(d)	16,990	16,979,692
UBS AG/Stamford CT
2.35%, 03/26/20(a)	9,764	9,661,471
4.88%, 08/04/20	9,290	9,581,219
UBS Group Funding Switzerland AG
2.86%, 08/15/23 (Call 08/15/22)(b)(c)(d)	10,000	9,658,199
2.95%, 09/24/20(b)	250	248,305
3.49%, 05/23/23 (Call 05/23/22)(b)	10,050	9,923,141
Wells Fargo & Co.
2.50%, 03/04/21(a)	31,000	30,412,548
2.55%, 12/07/20(a)	18,200	17,976,655
2.60%, 07/22/20(a)	31,400	31,113,829
2.63%, 07/22/22	850	822,956
3.00%, 01/22/21	25	24,903
3.07%, 01/24/23 (Call 01/24/22)	550	538,280
3.50%, 03/08/22	760	763,102
4.60%, 04/01/21(a)	24,460	25,247,787
Series M, 3.45%, 02/13/23(a)	20,785	20,488,442
Wells Fargo Bank N.A.
2.60%, 01/15/21(a)	16,300	16,080,395
3.33%, 07/23/21 (Call 07/23/20)(c)(d)	24,700	24,748,828
Westpac Banking Corp.
2.10%, 05/13/21(a)	5,000	4,842,674
2.30%, 05/26/20(a)	19,425	19,161,288
2.60%, 11/23/20(a)	17,702	17,490,028
2.65%, 01/25/21(a)	10,350	10,200,532
2.75%, 01/11/23	200	194,369
3.05%, 05/15/20	10,440	10,431,380
3.65%, 05/15/23	10,250	10,337,331
ZB N.A., 3.50%, 08/27/21	1,875	1,872,910

		3,359,341,272
Beverages — 2.8%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)(a)	79,000	78,096,240
3.30%, 02/01/23 (Call 12/01/22)	24,700	24,517,534
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	10,000	9,701,167
Coca-Cola Co. (The)
1.88%, 10/27/20(a)	22,647	22,159,627
2.45%, 11/01/20(a)	8,704	8,631,820
3.15%, 11/15/20(a)	1,427	1,436,782
Coca-Cola Femsa SAB de CV, 4.63%, 02/15/20	5,000	5,097,850
Constellation Brands Inc., 4.25%, 05/01/23	10,235	10,434,887
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	10,100	9,815,788
3.00%, 05/18/20	2,825	2,826,541
4.83%, 07/15/20(a)	1,425	1,471,122
Heineken NV, 2.75%, 04/01/23(b)	10,000	9,731,680
Keurig Dr Pepper Inc.
3.20%, 11/15/21 (Call 08/15/21)	250	247,225
3.55%, 05/25/21(b)	5,550	5,562,178
4.06%, 05/25/23 (Call 04/25/23)(b)	14,360	14,448,342
Molson Coors Brewing Co., 2.25%, 03/15/20 (Call 02/15/20)	10,170	10,036,560
PepsiCo Inc.
1.35%, 10/04/19(a)	8,750	8,627,086
1.85%, 04/30/20 (Call 03/30/20)(a)	5,810	5,722,385
2.00%, 04/15/21 (Call 03/15/21)(a)	300	293,003

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.15%, 10/14/20 (Call 09/14/20)	$10,900	$10,746,528
2.75%, 03/05/22(a)	10,000	9,927,666
3.10%, 07/17/22 (Call 05/17/22)	200	200,212
3.13%, 11/01/20(a)	10,000	10,053,115
4.50%, 01/15/20(a)	11,910	12,200,786
Pernod Ricard SA
4.25%, 07/15/22(b)	16,490	16,853,686
5.75%, 04/07/21(a)(b)	200	211,182

		289,050,992
Biotechnology — 1.7%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)(a)	1,000	962,862
2.13%, 05/01/20 (Call 04/01/20)	7,844	7,726,540
2.20%, 05/11/20(a)	16,229	16,027,598
2.65%, 05/11/22 (Call 04/11/22)	10,500	10,243,185
2.70%, 05/01/22 (Call 03/01/22)	1,000	977,277
3.45%, 10/01/20	10,380	10,447,252
3.88%, 11/15/21 (Call 08/15/21)(a)	10,075	10,261,905
4.10%, 06/15/21 (Call 03/15/21)(a)	585	596,807
4.50%, 03/15/20	775	792,739
Baxalta Inc., 2.88%, 06/23/20 (Call 05/23/20)	20,947	20,906,352
Biogen Inc., 2.90%, 09/15/20(a)	16,935	16,877,980
Celgene Corp.
2.88%, 08/15/20(a)	14,531	14,460,599
2.88%, 02/19/21(a)	12,725	12,600,392
3.25%, 08/15/22	10,000	9,904,175
3.95%, 10/15/20(a)	4,400	4,481,543
Gilead Sciences Inc.
2.35%, 02/01/20	10,775	10,698,549
2.55%, 09/01/20	14,314	14,187,039
3.25%, 09/01/22 (Call 07/01/22)(a)	10,500	10,493,782

		172,646,576
Chemicals — 1.0%
Braskem Finance Ltd., 5.75%, 04/15/21(b)	9,660	9,901,597
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	225	237,705
Dow Chemical Co. (The), 4.25%, 11/15/20 (Call 08/15/20)(a)	300	306,458
Eastman Chemical Co., 2.70%, 01/15/20 (Call 12/15/19)(a)	11,575	11,521,909
EI du Pont de Nemours & Co.
2.20%, 05/01/20(a)	17,958	17,746,872
3.63%, 01/15/21(a)	6,225	6,307,985
4.63%, 01/15/20(a)	4,200	4,295,715
LYB International Finance BV, 4.00%, 07/15/23(a)	6,075	6,117,888
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	5,010	4,917,382
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	7,860	7,690,114
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	150	148,875
Praxair Inc.
2.25%, 09/24/20(a)	3,700	3,644,199
2.45%, 02/15/22 (Call 11/15/21)	100	97,768
3.00%, 09/01/21(a)	3,906	3,893,359
Sherwin-Williams Co. (The)
2.25%, 05/15/20	22,410	22,105,896
2.75%, 06/01/22 (Call 05/01/22)	1,300	1,265,618
Syngenta Finance NV
3.13%, 03/28/22	390	378,945
3.93%, 04/23/21(b)	5,405	5,419,192

		105,997,477

Security	Par (000)	Value

Commercial Services — 0.5%
DP World Crescent Ltd., 3.91%, 05/31/23(b)	$8,000	$8,000,000
Ecolab Inc.
2.25%, 01/12/20	12,700	12,566,022
2.38%, 08/10/22 (Call 07/10/22)	300	289,334
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	10,000	9,606,937
5.50%, 09/01/20	3,320	3,466,519
Total System Services Inc., 3.80%, 04/01/21 (Call 03/01/21)	5,000	5,035,187
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	13,705	13,737,299

		52,701,298
Computers — 2.9%
Apple Inc.
1.55%, 02/07/20(a)	10,198	10,031,742
1.80%, 05/11/20(a)	20,950	20,622,011
1.90%, 02/07/20	9,900	9,795,136
2.00%, 05/06/20	19,500	19,250,634
2.00%, 11/13/20(a)	5,725	5,627,126
2.25%, 02/23/21 (Call 01/23/21)	29,500	29,090,706
2.40%, 05/03/23	24,700	23,905,720
2.50%, 02/09/22 (Call 01/09/22)(a)	10,000	9,836,352
2.85%, 05/06/21(a)	31,000	30,945,843
2.85%, 02/23/23 (Call 12/23/22)(a)	15,000	14,858,055
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(a)(b)	14,855	15,110,292
5.45%, 06/15/23 (Call 04/15/23)(b)	15,100	15,855,780
DXC Technology Co.
2.88%, 03/27/20	560	555,138
4.45%, 09/18/22	1,000	1,022,718
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)(a)	43,645	43,983,311
IBM Credit LLC, 2.65%, 02/05/21(a)	15,875	15,736,619
International Business Machines Corp.
1.63%, 05/15/20(a)	21,742	21,318,824
1.90%, 01/27/20(a)	7,300	7,221,346
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	785	781,294
4.75%, 06/01/23(a)	9,160	9,140,058

		304,688,705
Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	5,000	4,819,428
1.80%, 02/07/20	9,165	9,037,862
Procter & Gamble Co. (The)
1.75%, 10/25/19	7,000	6,929,034
1.90%, 10/23/20(a)	7,650	7,501,263
Unilever Capital Corp.
1.80%, 05/05/20	11,000	10,811,224
2.75%, 03/22/21	19,500	19,431,884
3.13%, 03/22/23 (Call 02/22/23)	9,660	9,597,874
4.25%, 02/10/21	5,000	5,146,364

		73,274,933
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	1,000	999,635
4.13%, 07/03/23 (Call 06/03/23)(a)	18,200	18,172,254
4.50%, 05/15/21	6,400	6,509,928

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 10/30/20(a)	$13,475	$13,779,087
AIG Global Funding, 3.35%, 06/25/21(b)	4,700	4,700,518
Air Lease Corp.
2.13%, 01/15/20	2,250	2,219,490
2.50%, 03/01/21(a)	5,115	5,000,426
2.63%, 07/01/22 (Call 06/01/22)	1,500	1,443,124
3.38%, 06/01/21 (Call 05/01/21)(a)	4,875	4,847,186
3.88%, 07/03/23 (Call 06/03/23)	11,860	11,797,231
Aircastle Ltd.
5.00%, 04/01/23	5,000	5,192,000
5.13%, 03/15/21(a)	300	309,750
5.50%, 02/15/22	150	156,771
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)(a)	17,150	16,811,020
3.38%, 05/17/21 (Call 04/17/21)(a)	15,325	15,365,885
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)(a)	50	49,392
2.25%, 05/05/21 (Call 04/04/21)(a)	5,595	5,462,963
2.38%, 05/26/20 (Call 04/25/20)	28,669	28,337,303
Series F, 2.60%, 09/14/20 (Call 08/14/20)	13,766	13,656,844
Ameriprise Financial Inc., 5.30%, 03/15/20	6,200	6,408,255
BGC Partners Inc., 5.38%, 07/24/23(b)	2,400	2,407,403
BOC Aviation Ltd., 2.75%, 09/18/22 (Call 08/18/22)(b)	511	487,513
Capital One Bank USA N.A., 3.38%, 02/15/23	10,000	9,784,349
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	100	97,369
3.25%, 05/21/21 (Call 04/21/21)(a)	10,835	10,870,089
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20(a)	68,000	66,612,308
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	1,000	981,893
ICBCIL Finance Co. Ltd., 2.50%, 09/29/21(b)	7,000	6,660,724
Intercontinental Exchange Inc., 3.45%, 09/21/23 (Call 08/21/23)(a)	1,915	1,921,122
International Lease Finance Corp., 8.25%, 12/15/20	1,680	1,844,696
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	4,250	4,181,460
2.30%, 11/15/19 (Call 10/15/19)(a)	400	397,976
2.30%, 11/01/20 (Call 10/01/20)	5,160	5,075,643
2.90%, 03/15/21(a)	9,460	9,419,760
Nomura Holdings Inc., 6.70%, 03/04/20(a)	5,100	5,348,209
Pershing Square Holdings Ltd., 5.50%, 07/15/22(b)	5,000	5,050,250
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)(a)	19,523	19,248,311
2.80%, 12/14/22 (Call 10/14/22)	19,435	19,167,040

		330,775,177
Electric — 4.6%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(b)	6,660	6,648,012
3.63%, 01/12/23(b)	7,000	6,881,000
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	8,220	8,241,213
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	5,835	5,760,590
American Electric Power Co. Inc., 2.15%, 11/13/20(a)	9,130	8,941,427
Berkshire Hathaway Energy Co.
2.38%, 01/15/21(a)	2,000	1,965,262
2.80%, 01/15/23 (Call 12/15/22)	10,000	9,759,738
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	14,209	13,672,625

Security	Par (000)	Value

Electric (continued)
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	$5,000	$5,013,897
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	100	96,753
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	9,990	9,699,387
Series A, 2.00%, 03/15/20	2,960	2,913,216
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	4,250	4,220,389
2.58%, 07/01/20(a)	15,145	14,938,702
Series B, 2.75%, 01/15/22 (Call 12/15/21)	400	391,443
DTE Electric Co., 3.45%, 10/01/20 (Call 07/01/20)	4,335	4,363,252
DTE Energy Co.
1.50%, 10/01/19	5,000	4,917,125
3.70%, 08/01/23 (Call 07/01/23)	11,695	11,767,704
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)(a)	5,881	5,985,325
4.30%, 06/15/20(a)	2,911	2,982,697
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	11,475	10,996,509
3.05%, 08/15/22 (Call 05/15/22)	200	197,449
5.05%, 09/15/19	7,525	7,671,832
Duke Energy Indiana LLC, 3.75%, 07/15/20(a)	3,085	3,128,483
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)(a)	4,475	4,492,689
Edison International
2.13%, 04/15/20	6,750	6,619,685
2.40%, 09/15/22 (Call 08/15/22)	230	218,393
2.95%, 03/15/23 (Call 01/15/23)	1,728	1,659,477
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	6,300	6,146,044
Enel Finance International NV
2.75%, 04/06/23(b)	5,275	4,992,877
2.88%, 05/25/22(a)(b)	10,000	9,620,500
Entergy Arkansas Inc., 3.75%, 02/15/21 (Call 11/15/20)	3,980	4,023,874
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)(a)	5,000	5,093,317
5.13%, 09/15/20 (Call 06/15/20)	2,463	2,532,432
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	200	205,534
Eversource Energy, 2.50%, 03/15/21 (Call 02/15/21)	2,700	2,650,346
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)(a)	11,000	10,927,516
3.50%, 06/01/22 (Call 05/01/22)	1,275	1,259,943
5.15%, 12/01/20 (Call 09/01/20)	9,360	9,640,982
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	10,400	10,362,678
4.25%, 06/15/22 (Call 03/15/22)	500	510,529
5.20%, 10/01/19	7,000	7,156,764
Georgia Power Co.
2.00%, 03/30/20(a)	5,000	4,910,175
Series C, 2.00%, 09/08/20	4,355	4,252,322
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)	50	49,642
Israel Electric Corp. Ltd., 6.88%, 06/21/23(b)	2,000	2,202,220
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	3,440	3,317,120
Kansas City Power & Light Co., 3.15%, 03/15/23 (Call 12/15/22)	425	417,620
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	5,639	5,653,861
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(a)(b)	6,050	5,895,374

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)(a)	$1,470	$1,481,396
Nevada Power Co., 2.75%, 04/15/20(a)	7,200	7,189,265
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	4,525	4,503,075
2.70%, 09/15/19 (Call 08/15/19)	6,950	6,924,712
Northern States Power Co./MN, 2.20%, 08/15/20 (Call 07/15/20)(a)	3,970	3,915,349
NV Energy Inc., 6.25%, 11/15/20	7,000	7,424,417
Ohio Power Co., Series M, 5.38%, 10/01/21(a)	10,000	10,642,627
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22 (Call 03/01/22)	400	410,601
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)(a)	11,000	11,000,440
4.25%, 05/15/21 (Call 02/15/21)	100	101,196
4.25%, 08/01/23 (Call 07/01/23)(b)	7,025	7,070,100
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	300	297,726
Perusahaan Listrik Negara PT, 5.50%, 11/22/21(b)	5,000	5,212,500
Pinnacle West Capital Corp., 2.25%, 11/30/20(a)	5,375	5,257,037
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	5,000	4,909,862
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	5,000	4,939,225
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	14,360	14,366,322
5.13%, 04/15/20	1,261	1,294,921
Public Service Co. of Oklahoma, 4.40%, 02/01/21	200	205,308
Public Service Electric & Gas Co., 1.90%, 03/15/21 (Call 02/15/21)	1,735	1,688,246
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	400	381,881
Puget Energy Inc., 6.00%, 09/01/21	235	250,479
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(b)	5,000	4,918,920
Sempra Energy
1.63%, 10/07/19	2,000	1,968,498
2.40%, 02/01/20	4,885	4,826,824
2.40%, 03/15/20 (Call 02/15/20)(a)	9,000	8,883,826
2.85%, 11/15/20 (Call 10/15/20)	5,000	4,932,528
2.88%, 10/01/22 (Call 07/01/22)	4,950	4,824,747
Southern California Edison Co.
2.90%, 03/01/21	5,895	5,834,583
3.88%, 06/01/21 (Call 03/01/21)	150	152,213
Series B, 2.40%, 02/01/22 (Call 12/01/21)	625	604,693
Series D, 3.40%, 06/01/23 (Call 05/01/23)(a)	7,000	6,980,045
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	1,275	1,263,292
2.95%, 07/01/23 (Call 05/01/23)	5,025	4,846,203
Southern Power Co.
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	75	73,994
Series D, 1.95%, 12/15/19	10,335	10,202,232
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	4,000	3,904,245
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(b)	10,000	9,716,140
3.75%, 05/02/23(b)	8,200	8,232,568
TECO Finance Inc., 5.15%, 03/15/20	3,405	3,495,874
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	200	197,968
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	5,000	4,874,677

Security	Par (000)	Value

Electric (continued)
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)(a)	$5,854	$5,805,083
3.38%, 06/15/21	6,290	6,314,816
Xcel Energy Inc., 4.70%, 05/15/20 (Call 11/15/19)	12,117	12,358,158

		480,644,756
Electrical Components & Equipment — 0.2%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)(a)	11,360	11,194,366
4.25%, 11/15/20	5,000	5,098,146

		16,292,512
Electronics — 0.7%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	9,410	9,445,741
Amphenol Corp., 2.20%, 04/01/20(a)	4,430	4,366,167
Avnet Inc., 4.88%, 12/01/22	5,000	5,172,907
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	50	49,251
4.25%, 08/15/20	5,000	5,080,855
Flex Ltd.
4.63%, 02/15/20	5,000	5,078,314
5.00%, 02/15/23	250	258,957
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	90	89,131
Honeywell International Inc.
1.40%, 10/30/19(a)	19,750	19,461,791
1.80%, 10/30/19	3,000	2,974,906
1.85%, 11/01/21 (Call 10/01/21)	2,050	1,972,569
4.25%, 03/01/21	160	164,679
Jabil Inc., 4.70%, 09/15/22	350	358,505
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	6,735	6,645,642
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	13,835	13,893,435

		75,012,850
Engineering & Construction — 0.1%
ABB Treasury Center USA Inc., 4.00%, 06/15/21(a)(b)	5,000	5,103,439
Fluor Corp., 3.38%, 09/15/21	300	303,438

		5,406,877
Environmental Control — 0.3%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	10,410	10,468,484
4.75%, 05/15/23 (Call 02/15/23)	3,979	4,175,947
5.00%, 03/01/20(a)	5,170	5,323,379
Waste Management Inc., 4.75%, 06/30/20	8,883	9,166,890

		29,134,700
Food — 2.1%
Campbell Soup Co.
3.30%, 03/15/21	8,625	8,581,703
3.65%, 03/15/23 (Call 02/15/23)(a)	9,500	9,292,344
4.25%, 04/15/21(a)	150	152,185
Cencosud SA, 4.88%, 01/20/23(b)	5,000	5,008,168
Danone SA, 3.00%, 06/15/22(b)	1,000	985,199
General Mills Inc.
2.20%, 10/21/19	7,500	7,445,748
3.20%, 04/16/21	7,090	7,077,632
Hershey Co. (The)
2.90%, 05/15/20	2,985	2,985,765
3.10%, 05/15/21(a)	7,550	7,578,566
3.38%, 05/15/23 (Call 04/15/23)	10,310	10,374,015
JM Smucker Co. (The), 2.50%, 03/15/20(a)	12,225	12,123,538

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kellogg Co.
3.25%, 05/14/21	$11,295	$11,296,739
4.00%, 12/15/20(a)	6,000	6,119,102
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(b)	5,000	4,898,666
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)(a)	19,000	18,841,344
3.38%, 06/15/21	5,000	5,003,109
3.50%, 06/06/22	250	249,213
3.50%, 07/15/22 (Call 05/15/22)	1,275	1,267,767
4.00%, 06/15/23 (Call 05/15/23)(a)	11,250	11,303,681
5.38%, 02/10/20	8,214	8,475,354
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	4,637	4,518,612
3.30%, 01/15/21 (Call 12/15/20)	5,225	5,230,060
6.15%, 01/15/20	7,000	7,294,904
Mondelez International Inc.
3.00%, 05/07/20	12,550	12,536,474
3.63%, 05/07/23 (Call 04/07/23)	11,475	11,461,326
5.38%, 02/10/20(a)	4,750	4,897,633
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	7,050	6,898,174
2.60%, 10/01/20 (Call 09/01/20)(a)	13,940	13,807,864
2.60%, 06/12/22	950	922,769
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	5,075	4,910,239
4.50%, 06/15/22 (Call 03/15/22)	7,780	8,018,181

		219,556,074
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 01/11/22 (Call 10/11/21)	150	153,000
International Paper Co., 4.75%, 02/15/22 (Call 11/15/21)	8,960	9,311,455

		9,464,455
Gas — 0.2%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)(a)	1,500	1,494,399
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)(a)	10,700	10,633,159
2.80%, 11/15/20 (Call 10/15/20)(a)	200	197,768
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)(b)	5,025	5,025,421

		17,350,747
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 12/01/21 (Call 09/01/21)(a)	9,360	9,408,954

Health Care - Products — 1.7%
Abbott Laboratories
2.00%, 03/15/20(a)	10,532	10,381,432
2.80%, 09/15/20 (Call 08/15/20)	4,875	4,847,830
3.25%, 04/15/23 (Call 01/15/23)(a)	10,000	9,917,390
Becton Dickinson and Co.
2.40%, 06/05/20(a)	4,400	4,327,908
2.68%, 12/15/19(a)	5,360	5,332,892
2.89%, 06/06/22 (Call 05/06/22)	10,100	9,836,912
3.13%, 11/08/21(a)	785	776,249
3.25%, 11/12/20(a)	1,993	1,990,321
Boston Scientific Corp.
2.85%, 05/15/20	15,105	15,009,694
3.38%, 05/15/22	1,275	1,265,089

Security	Par (000)	Value

Health Care - Products (continued)
6.00%, 01/15/20	$7,043	$7,316,356
Danaher Corp., 2.40%, 09/15/20 (Call 08/15/20)(a)	1,950	1,926,910
Life Technologies Corp., 6.00%, 03/01/20(a)	150	155,853
Medtronic Inc.
2.50%, 03/15/20(a)	43,000	42,723,495
3.15%, 03/15/22(a)	10,000	9,977,943
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)(a)	5,250	5,184,712
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	10,400	10,121,881
4.50%, 03/01/21(a)	5,500	5,657,265
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	23,020	22,831,754
3.70%, 03/19/23 (Call 02/19/23)(a)	9,360	9,378,782

		178,960,668
Health Care - Services — 1.3%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	1,300	1,258,497
2.80%, 06/15/23 (Call 04/15/23)	9,490	9,151,570
Anthem Inc.
2.50%, 11/21/20(a)	10,420	10,264,716
3.30%, 01/15/23	14,435	14,306,847
4.35%, 08/15/20(a)	2,350	2,401,841
Fresenius Medical Care U.S. Finance II Inc., 4.13%, 10/15/20 (Call 07/17/20)(b)	225	227,223
Humana Inc.
2.50%, 12/15/20(a)	3,680	3,614,249
3.15%, 12/01/22 (Call 09/01/22)	5,030	4,949,820
Laboratory Corp. of America Holdings
2.63%, 02/01/20(a)	2,080	2,066,464
3.75%, 08/23/22 (Call 05/23/22)	7,330	7,382,763
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	2,826	2,794,095
4.70%, 04/01/21(a)	7,504	7,717,986
4.75%, 01/30/20(a)	7,309	7,474,913
UnitedHealth Group Inc.
1.95%, 10/15/20(a)	5,550	5,442,715
2.30%, 12/15/19(a)	11,110	11,043,536
2.70%, 07/15/20(a)	12,185	12,151,371
3.15%, 06/15/21(a)	9,360	9,368,084
3.38%, 11/15/21 (Call 08/15/21)	90	90,706
3.50%, 06/15/23(a)	24,700	24,875,365

		136,582,761
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	5,000	4,810,650
3.63%, 01/19/22 (Call 12/19/21)	2,250	2,206,510
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(b)(c)(d)(e)	10,000	9,593,130
Prospect Capital Corp., 5.88%, 03/15/23	150	153,388
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20(b)	7,000	7,102,410

		23,866,088
Home Builders — 0.2%
DR Horton Inc.
2.55%, 12/01/20(a)	7,559	7,415,681
4.00%, 02/15/20(a)	1,665	1,678,370
4.75%, 02/15/23 (Call 11/15/22)	5,025	5,169,058
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	7,500	7,546,486

		21,809,595

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings — 0.0%
Whirlpool Corp., 4.85%, 06/15/21	$1,663	$1,720,506

Household Products & Wares — 0.2%
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	225	223,157
Reckitt Benckiser Treasury Services PLC, 2.38%, 06/24/22 (Call 04/24/22)(b)	19,660	18,980,260

		19,203,417
Housewares — 0.0%
Newell Brands Inc., 4.70%, 08/15/20(a)	3,870	3,951,362

Insurance — 1.3%
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)(a)	10,480	10,476,764
4.88%, 06/01/22(a)	1,000	1,048,139
6.40%, 12/15/20	5,100	5,453,588
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(b)	5,100	5,085,973
AXIS Specialty Finance LLC, 5.88%, 06/01/20	5,000	5,205,978
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	1,000	1,002,413
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)(a)	3,750	3,690,046
2.75%, 03/15/23 (Call 01/15/23)(a)	5,125	5,045,642
Hanwha Life Insurance Co. Ltd., 4.70%, 04/23/48 (Call 04/23/23)(b)(c)(d)	3,000	2,831,298
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	300	316,585
Jackson National Life Global Funding, 3.30%, 06/11/21(b)	14,360	14,358,822
Liberty Mutual Group Inc., 4.25%, 06/15/23(b)	12,560	12,778,654
Lincoln National Corp., 6.25%, 02/15/20	1,200	1,248,940
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	4,850	4,787,687
2.75%, 01/30/22 (Call 12/30/21)	1,300	1,273,508
MetLife Inc., 4.75%, 02/08/21(a)	13,696	14,168,722
Metropolitan Life Global Funding I
2.40%, 01/08/21(b)	5,000	4,912,222
2.65%, 04/08/22(b)	450	438,542
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(c)(d)	1,000	1,089,800
New York Life Global Funding, 3.25%, 08/06/21(b)	5,000	5,017,976
Principal Life Global Funding II, 2.63%, 11/19/20(b)	750	741,588
Protective Life Global Funding, 2.26%, 04/08/20(b)	1,000	987,129
Prudential Financial Inc.
4.50%, 11/16/21	100	103,487
5.38%, 06/21/20	6,290	6,539,650
5.88%, 09/15/42 (Call 09/15/22)(a)(c)(d)	19,460	20,724,900
Travelers Companies Inc. (The), 3.90%, 11/01/20(a)	3,000	3,050,658

		132,378,711
Internet — 0.7%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)(a)	400	388,103
Amazon.com Inc.
1.90%, 08/21/20	12,430	12,198,641
2.40%, 02/22/23 (Call 01/22/23)(a)	15,000	14,504,290
2.50%, 11/29/22 (Call 08/29/22)(a)	225	219,705
2.60%, 12/05/19 (Call 11/05/19)	7,975	7,966,713
Baidu Inc., 3.00%, 06/30/20	5,000	4,959,770
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	2,525	2,433,124

Security	Par (000)	Value

Internet (continued)
eBay Inc.
2.15%, 06/05/20	$2,395	$2,360,258
2.75%, 01/30/23 (Call 12/30/22)	13,200	12,749,953
2.88%, 08/01/21 (Call 06/01/21)	50	49,355
Tencent Holdings Ltd., 2.99%, 01/19/23 (Call 12/19/22)(a)(b)	9,760	9,513,973

		67,343,885
Iron & Steel — 0.3%
ArcelorMittal
5.25%, 08/05/20	1,250	1,287,774
5.50%, 03/01/21	2,174	2,253,111
6.25%, 02/25/22	5,100	5,471,902
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	5,000	5,128,027
POSCO, 4.00%, 08/01/23(b)	5,000	5,024,331
Vale Overseas Ltd., 4.38%, 01/11/22	9,010	9,056,852

		28,221,997
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	2,475	2,433,342
5.25%, 11/15/22	75	79,185

		2,512,527
Lodging — 0.1%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	8,450	8,151,561
3.25%, 09/15/22 (Call 06/15/22)	250	246,433
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)(b)	5,000	5,024,895

		13,422,889
Machinery — 1.4%
ABB Finance USA Inc., 2.80%, 04/03/20	6,275	6,264,846
Caterpillar Financial Services Corp.
1.85%, 09/04/20(a)	8,230	8,058,816
2.00%, 03/05/20(a)	500	493,830
2.10%, 01/10/20(a)	11,100	10,998,200
2.25%, 12/01/19	5,250	5,222,645
2.40%, 06/06/22(a)	425	413,630
2.75%, 08/20/21(a)	100	99,152
2.85%, 06/01/22(a)	950	938,865
2.90%, 03/15/21(a)	10,225	10,191,397
2.95%, 05/15/20(a)	12,530	12,535,048
3.45%, 05/15/23(a)	10,100	10,180,794
CNH Industrial Capital LLC
4.38%, 04/05/22	525	531,825
4.88%, 04/01/21	2,625	2,684,063
John Deere Capital Corp.
1.25%, 10/09/19	8,950	8,799,812
1.70%, 01/15/20	500	492,601
1.95%, 06/22/20	9,390	9,241,262
2.15%, 09/08/22	1,000	963,503
2.20%, 03/13/20	6,290	6,227,128
2.35%, 01/08/21(a)	6,990	6,886,140
2.38%, 07/14/20(a)	8,910	8,818,403
2.80%, 03/06/23(a)	10,000	9,820,734
2.88%, 03/12/21	5,000	4,975,966
3.45%, 06/07/23(a)	10,000	10,088,299
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)(b)	100	99,639
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	1,275	1,268,629
3.65%, 09/15/23 (Call 08/15/23)	9,888	9,900,367

		146,195,594

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.9%
3M Co., 2.00%, 08/07/20(a)	$10,000	$9,837,822
Eaton Corp., 2.75%, 11/02/22	10,000	9,761,634
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)(a)	1,000	990,096
2.70%, 10/09/22	15,000	14,628,238
5.30%, 02/11/21(a)	15,650	16,411,358
5.50%, 01/08/20(a)	10,500	10,837,488
Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 02/21/21	17,035	16,895,904
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20 (Call 04/01/20)	4,875	4,833,656
Pall Corp., 5.00%, 06/15/20	3,000	3,105,398
Parker-Hannifin Corp., 3.50%, 09/15/22(a)	90	90,588
Siemens Financieringsmaatschappij NV, 2.70%, 03/16/22(b)	10,200	9,997,526

		97,389,708
Media — 2.3%
21st Century Fox America Inc.
4.50%, 02/15/21(a)	5,720	5,888,003
8.88%, 04/26/23	200	240,364
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)(a)	5,576	5,521,261
4.30%, 02/15/21 (Call 11/15/20)	5,000	5,088,351
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	14,839	14,883,265
4.46%, 07/23/22 (Call 05/23/22)(a)	16,650	16,989,364
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)(a)	15,000	14,625,064
5.15%, 03/01/20(a)	14,000	14,436,639
5.70%, 07/01/19	—	—
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	10,000	9,618,494
4.38%, 06/15/21	10,000	10,190,937
5.05%, 06/01/20	4,180	4,305,208
NBCUniversal Media LLC
2.88%, 01/15/23	5,000	4,895,028
4.38%, 04/01/21(a)	19,790	20,389,821
5.15%, 04/30/20(a)	13,398	13,872,340
Thomson Reuters Corp., 4.70%, 10/15/19(a)	2,000	2,033,246
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)(a)	10,000	10,079,760
4.13%, 02/15/21 (Call 11/15/20)	240	242,247
5.00%, 02/01/20(a)	12,725	12,992,328
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	6,000	6,980,443
Viacom Inc., 4.50%, 03/01/21(a)	5,000	5,100,751
Walt Disney Co. (The)
1.80%, 06/05/20(a)	8,425	8,256,173
1.95%, 03/04/20(a)	7,020	6,930,044
2.15%, 09/17/20(a)	2,410	2,376,537
Warner Media LLC
4.00%, 01/15/22(a)	10,000	10,143,826
4.75%, 03/29/21(a)	7,738	7,978,251
4.88%, 03/15/20	20,000	20,494,555

		234,552,300
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	5,392	5,332,230
2.50%, 01/15/23 (Call 10/15/22)	780	754,872

		6,087,102

Security	Par (000)	Value

Mining — 0.3%
Anglo American Capital PLC, 4.13%, 09/27/22(b)	$200	$200,587
Barrick Gold Corp., 3.85%, 04/01/22	500	506,101
Corp. Nacional del Cobre de Chile, 3.00%, 07/17/22(b)	10,000	9,733,701
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(b)	200	191,780
4.13%, 05/30/23(b)	10,000	9,946,700
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 6.63%, 10/14/22(b)	10,000	10,425,000
Southern Copper Corp., 5.38%, 04/16/20	4,275	4,423,210

		35,427,079
Office & Business Equipment — 0.2%
Xerox Corp.
2.80%, 05/15/20(a)	4,110	4,045,304
3.63%, 03/15/23 (Call 02/15/23)(a)	9,490	8,972,602
5.63%, 12/15/19	4,740	4,869,573

		17,887,479
Oil & Gas — 5.7%
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)(a)	1,000	971,485
2.32%, 02/13/20	24,000	23,796,977
2.50%, 11/06/22(a)	10,050	9,739,958
2.52%, 01/15/20(a)	14,185	14,116,061
2.52%, 09/19/22 (Call 08/19/22)	500	485,801
3.56%, 11/01/21	1,350	1,365,339
4.50%, 10/01/20(a)	21,048	21,646,170
4.74%, 03/11/21(a)	3,246	3,372,867
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	9,360	9,065,061
Cenovus Energy Inc., 5.70%, 10/15/19	10,500	10,753,050
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	22,000	21,738,291
1.99%, 03/03/20	8,898	8,807,717
2.10%, 05/16/21 (Call 04/15/21)	530	518,531
2.42%, 11/17/20 (Call 10/17/20)(a)	12,785	12,664,710
2.43%, 06/24/20 (Call 05/24/20)(a)	10,864	10,799,012
3.19%, 06/24/23 (Call 03/24/23)(a)	10,250	10,252,630
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	12,090	12,152,626
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	15,000	14,469,780
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20(a)	10,275	10,137,952
CNOOC Finance 2015 USA LLC, 3.75%, 05/02/23	750	749,267
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	8,000	7,879,384
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	1,492	1,504,225
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)(a)	10,510	10,410,270
4.10%, 02/01/21	5,775	5,885,662
4.40%, 06/01/20	9,750	9,950,468
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	6,000	5,824,707
4.88%, 11/15/21	500	515,394
Equinor ASA
2.75%, 11/10/21	500	494,095
2.90%, 11/08/20	9,610	9,583,492
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)(a)	14,940	14,773,380
2.22%, 03/01/21 (Call 02/01/21)	12,125	11,937,200
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(b)	10,000	9,944,640
6.51%, 03/07/22(b)	7,000	7,313,474

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(b)	$5,000	$5,073,918
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	100	101,112
7.25%, 12/15/19(a)	9,200	9,670,938
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	9,560	9,252,162
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	6,557	6,569,348
5.13%, 03/01/21(a)	7,526	7,825,233
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	100	101,621
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	100	97,905
3.13%, 02/15/22 (Call 11/15/21)	10,000	9,959,920
Series 1, 4.10%, 02/01/21 (Call 11/01/20)(a)	5,895	6,027,175
Pertamina Persero PT
4.30%, 05/20/23(b)	9,760	9,769,526
4.88%, 05/03/22(b)	9,660	9,892,468
Petroleos Mexicanos
3.50%, 01/30/23	15,000	14,135,250
5.38%, 03/13/22(a)	12,210	12,478,620
5.50%, 01/21/21	13,535	13,913,980
6.00%, 03/05/20(a)	2,400	2,481,000
6.38%, 02/04/21	7,760	8,109,200
Petronas Capital Ltd., 3.13%, 03/18/22(a)(b)	11,000	10,830,963
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	575	576,316
3.95%, 07/15/22 (Call 04/15/22)	5,871	5,959,746
Shell International Finance BV
1.88%, 05/10/21(a)	15,335	14,897,401
2.13%, 05/11/20(a)	21,302	21,058,626
2.25%, 11/10/20	3,113	3,071,050
4.38%, 03/25/20(a)	15,738	16,113,826
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	7,000	6,781,907
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	10,000	10,058,970
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20(b)	7,063	6,966,896
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(b)	10,000	9,536,350
2.75%, 05/03/21(a)(b)	5,500	5,385,771
Sinopec Group Overseas Development 2017 Ltd.
2.38%, 04/12/20(b)	1,000	983,946
2.50%, 09/13/22(b)	9,490	9,057,721
3.00%, 04/12/22(b)	6,000	5,853,402
Total Capital Canada Ltd., 2.75%, 07/15/23	300	292,840
Total Capital International SA
2.10%, 06/19/19	—	—
2.70%, 01/25/23(a)	400	390,277
2.75%, 06/19/21	5,350	5,315,796
Total Capital SA
4.13%, 01/28/21	8,817	9,035,696
4.45%, 06/24/20	19,254	19,793,305
Valero Energy Corp., 6.13%, 02/01/20	11,210	11,679,005

		592,718,862
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	5,150	5,015,291
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	3,015	2,918,027
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(b)	6,810	6,616,101

Security	Par (000)	Value
Oil & Gas Services (continued)
Schlumberger Holdings Corp., 3.00%, 12/21/20 (Call 11/21/20)(b)	$90	$89,728

		14,639,147
Packaging & Containers — 0.2%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)	100	102,284
Packaging Corp. of America, 2.45%, 12/15/20(a)	5,434	5,341,523
WestRock RKT Co., 3.50%, 03/01/20	10,212	10,236,837

		15,680,644
Pharmaceuticals — 4.8%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	22,534	21,970,160
2.50%, 05/14/20 (Call 04/14/20)(a)	31,000	30,685,907
2.90%, 11/06/22	10,000	9,759,637
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	9,560	9,389,164
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)(a)	33,190	33,101,527
3.45%, 03/15/22 (Call 01/15/22)	23,960	23,785,119
AstraZeneca PLC
2.38%, 11/16/20	21,900	21,554,434
2.38%, 06/12/22 (Call 05/12/22)	250	241,179
3.50%, 08/17/23 (Call 07/17/23)(a)	9,700	9,693,695
Bayer U.S. Finance II LLC
3.50%, 06/25/21 (Call 05/25/21)(b)	2,405	2,403,072
3.88%, 12/15/23 (Call 11/15/23)(a)(b)	10,000	10,004,316
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	650	624,049
3.20%, 06/15/22(a)	10,125	9,947,669
4.63%, 12/15/20(a)	2,735	2,807,265
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	200	193,585
2.80%, 07/20/20 (Call 06/20/20)	46,000	45,687,660
3.13%, 03/09/20	8,060	8,064,088
3.35%, 03/09/21(a)	9,600	9,608,817
3.70%, 03/09/23 (Call 02/09/23)(a)	29,850	29,833,314
4.13%, 05/15/21 (Call 02/15/21)(a)	300	305,247
4.75%, 12/01/22 (Call 09/01/22)(a)	5,750	5,975,957
Eli Lilly & Co., 2.35%, 05/15/22(a)	1,000	977,992
Express Scripts Holding Co.
2.60%, 11/30/20(a)	8,600	8,457,026
3.00%, 07/15/23 (Call 05/15/23)	1,450	1,391,789
3.05%, 11/30/22 (Call 10/30/22)	400	389,533
3.30%, 02/25/21 (Call 01/25/21)(a)	50	49,701
3.90%, 02/15/22(a)	11,275	11,357,266
4.75%, 11/15/21	1,225	1,266,434
GlaxoSmithKline Capital Inc.
3.13%, 05/14/21	13,950	13,970,972
3.38%, 05/15/23	15,000	15,026,176
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	500	494,753
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)(a)	5,275	5,125,363
1.88%, 12/05/19(a)	3,500	3,471,291
1.95%, 11/10/20	4,450	4,379,016
Mead Johnson Nutrition Co., 4.90%, 11/01/19	11,000	11,235,678
Medco Health Solutions Inc., 4.13%, 09/15/20	1,890	1,915,618
Merck & Co. Inc.
1.85%, 02/10/20(a)	23,000	22,728,697
2.80%, 05/18/23(a)	10,000	9,848,601

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	$11,160	$10,996,847
3.75%, 12/15/20 (Call 11/15/20)	7,828	7,867,139
Novartis Capital Corp.
1.80%, 02/14/20	14,420	14,212,157
4.40%, 04/24/20(a)	4,617	4,729,348
Pfizer Inc.
1.70%, 12/15/19(a)	15,000	14,838,865
2.20%, 12/15/21(a)	200	195,526
3.00%, 06/15/23	10,000	9,941,739
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	5,000	5,028,716
4.00%, 03/29/21	10,200	10,453,464
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	10,050	9,713,740
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)(a)	9,960	9,834,294

		495,533,602
Pipelines — 2.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
3.50%, 12/01/22 (Call 11/01/22)	2,030	1,998,583
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	4,950	4,926,209
4.88%, 02/01/21 (Call 11/01/20)	700	713,302
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	5,266	5,250,275
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	1,750	2,008,125
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 03/15/20(b)	1,000	1,034,226
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	9,134	9,265,311
5.20%, 03/15/20	6,050	6,212,299
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)(a)	8,292	8,402,457
5.20%, 02/01/22 (Call 11/01/21)	3,475	3,621,993
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.75%, 09/01/20 (Call 06/01/20)	4,775	4,955,495
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	3,250	3,236,555
2.80%, 02/15/21(a)	5,625	5,575,929
2.85%, 04/15/21 (Call 03/15/21)	4,225	4,181,464
3.35%, 03/15/23 (Call 12/15/22)	10,000	9,917,583
5.20%, 09/01/20(a)	14,433	14,998,196
5.25%, 01/31/20	9,002	9,267,561
EQT Midstream Partners LP, Series 5Y, 4.75%, 07/15/23 (Call 06/15/23)	1,800	1,826,218
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	10,900	11,019,463
6.50%, 04/01/20	3,580	3,760,945
6.85%, 02/15/20	15,594	16,362,784
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	16,500	16,499,399
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)	4,735	4,820,467
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	10,745	10,618,481
3.80%, 03/15/20 (Call 02/15/20)	1,000	1,005,426
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	1,000	992,116
2.85%, 01/31/23 (Call 10/31/22)	900	855,130
5.75%, 01/15/20(a)	1,400	1,442,485

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)(a)	$7,205	$7,515,167
5.63%, 04/15/23 (Call 01/15/23)	9,660	10,335,650
6.25%, 03/15/22 (Call 12/15/21)(a)	5,800	6,247,598
TransCanada PipeLines Ltd.
2.50%, 08/01/22	4,589	4,426,252
3.80%, 10/01/20(a)	12,240	12,401,160
Western Gas Partners LP, 4.00%, 07/01/22 (Call 04/01/22)	500	497,815
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	475	467,616
3.60%, 03/15/22 (Call 01/15/22)	5,000	4,990,469
3.70%, 01/15/23 (Call 10/15/22)	5,000	4,950,000
4.13%, 11/15/20 (Call 08/15/20)	150	151,936
5.25%, 03/15/20	17,873	18,392,959
7.88%, 09/01/21	3,000	3,333,750

		238,478,849
Real Estate Investment Trusts — 1.2%
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20 (Call 09/01/20)	150	149,681
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	8,825	8,753,415
3.00%, 06/15/23(a)	5,025	4,845,174
3.50%, 01/31/23	11,903	11,741,810
Boston Properties LP, 3.85%, 02/01/23 (Call 11/01/22)(a)	14,743	14,891,471
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	10,950	10,909,508
Crown Castle International Corp., 3.40%, 02/15/21 (Call 01/15/21)	3,700	3,696,149
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	2,450	2,448,704
5.25%, 03/15/21 (Call 12/15/20)	5,665	5,887,356
5.88%, 02/01/20 (Call 11/03/19)	6,545	6,734,623
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)(a)	500	527,194
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	10,300	10,105,327
Government Properties Income Trust, 4.00%, 07/15/22 (Call 06/15/22)	300	298,009
HCP Inc., 3.15%, 08/01/22 (Call 05/01/22)	150	146,763
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)(a)	2,860	2,891,626
5.00%, 08/15/22 (Call 02/15/22)	300	309,474
Host Hotels & Resorts LP, 5.25%, 03/15/22 (Call 12/15/21)	150	156,000
National Retail Properties Inc., 3.80%, 10/15/22 (Call 07/15/22)	9,470	9,502,709
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	275	265,320
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	400	398,204
Simon Property Group LP
2.75%, 06/01/23 (Call 03/01/23)	10,150	9,860,944
4.13%, 12/01/21 (Call 09/01/21)	250	256,461
4.38%, 03/01/21 (Call 12/01/20)(a)	4,500	4,621,860
Ventas Realty LP, 3.13%, 06/15/23 (Call 03/15/23)	4,160	4,050,819
Ventas Realty LP/Ventas Capital Corp., 2.70%, 04/01/20 (Call 01/01/20)	300	297,659
VEREIT Operating Partnership LP, 4.13%, 06/01/21 (Call 05/01/21)	2,525	2,557,640
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	6,321	6,579,069
Welltower Inc., 5.25%, 01/15/22 (Call 10/15/21)	300	314,189

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co., 7.38%, 10/01/19	$1,000	$1,045,223

		124,242,381
Retail — 2.2%
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(a)(b)	200	193,045
AutoNation Inc., 5.50%, 02/01/20(a)	2,075	2,136,482
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	2,885	2,906,948
4.00%, 11/15/20 (Call 08/15/20)(a)	4,500	4,562,015
Costco Wholesale Corp.
1.70%, 12/15/19(a)	9,000	8,889,967
1.75%, 02/15/20	4,334	4,270,229
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	9,560	9,495,496
Home Depot Inc. (The)
1.80%, 06/05/20	9,800	9,639,294
2.00%, 04/01/21 (Call 03/01/21)(a)	16,185	15,791,516
4.40%, 04/01/21 (Call 01/01/21)(a)	11,527	11,942,471
Lowe’s Companies Inc., 3.80%, 11/15/21 (Call 08/15/21)	750	765,860
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	1,325	1,252,530
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)(a)	7,000	6,911,129
2.75%, 12/09/20 (Call 11/09/20)(a)	10,972	10,912,473
3.35%, 04/01/23 (Call 03/01/23)(a)	10,475	10,445,861
3.50%, 07/15/20	8,525	8,603,533
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	1,300	1,271,063
2.20%, 11/22/20	5,655	5,549,209
3.10%, 03/01/23 (Call 02/01/23)	10,000	9,873,784
Target Corp., 3.88%, 07/15/20	12,948	13,197,182
TJX Companies Inc. (The), 2.75%, 06/15/21 (Call 04/15/21)	250	248,308
Walgreen Co., 3.10%, 09/15/22	10,025	9,861,104
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)	500	498,354
Walmart Inc.
1.75%, 10/09/19(a)	6,000	5,944,474
1.90%, 12/15/20(a)	10,775	10,571,898
3.13%, 06/23/21	14,400	14,474,031
3.40%, 06/26/23 (Call 05/26/23)(a)	38,540	39,021,452
3.63%, 07/08/20	11,900	12,072,577

		231,302,285
Savings & Loans — 0.1%
Nationwide Building Society, 3.77%, 03/08/24 (Call 03/08/23)(b)(c)(d)	9,490	9,309,910
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	900	896,716

		10,206,626
Semiconductors — 1.4%
Analog Devices Inc.
2.85%, 03/12/20	2,525	2,516,331
2.95%, 01/12/21	13,170	13,099,161
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	5,000	4,948,393
4.30%, 06/15/21	8,000	8,281,914
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21(a)	4,660	4,518,919
2.38%, 01/15/20(a)	37,450	37,051,158

Security	Par (000)	Value

Semiconductors (continued)
2.65%, 01/15/23 (Call 12/15/22)(a)	$1,000	$946,484
3.00%, 01/15/22 (Call 12/15/21)	1,825	1,780,094
Intel Corp.
1.85%, 05/11/20(a)	3,075	3,030,519
2.45%, 07/29/20(a)	14,571	14,478,474
2.70%, 12/15/22(a)	10,000	9,849,679
3.30%, 10/01/21(a)	525	530,557
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)	650	646,997
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	1,615	1,621,950
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	5,000	4,925,415
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)(a)(b)	9,510	9,477,323
QUALCOMM Inc.
2.25%, 05/20/20(a)	15,429	15,242,521
2.60%, 01/30/23 (Call 12/30/22)(a)	10,150	9,762,626
Texas Instruments Inc., 1.75%, 05/01/20 (Call 04/01/20)	3,291	3,237,110

		145,945,625
Software — 2.3%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	5,395	5,226,741
2.60%, 06/15/22 (Call 05/15/22)	4,670	4,531,842
Adobe Systems Inc., 4.75%, 02/01/20	1,400	1,437,644
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)(a)	1,520	1,516,104
3.60%, 12/15/22 (Call 09/15/22)	1,100	1,093,551
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)(a)	6,725	6,669,784
5.38%, 12/01/19	100	102,572
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)(a)	6,350	6,430,778
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	1,600	1,548,870
3.50%, 04/15/23 (Call 01/15/23)	5,312	5,283,714
3.63%, 10/15/20 (Call 09/15/20)(a)	15,720	15,839,000
Fiserv Inc., 2.70%, 06/01/20 (Call 05/01/20)(a)	8,790	8,715,865
Microsoft Corp.
1.85%, 02/06/20(a)	15,285	15,119,077
1.85%, 02/12/20 (Call 01/12/20)(a)	15,465	15,296,557
2.00%, 11/03/20 (Call 10/03/20)(a)	12,605	12,426,518
2.38%, 05/01/23 (Call 02/01/23)	9,690	9,403,920
2.40%, 02/06/22 (Call 01/06/22)(a)	10,000	9,826,502
3.00%, 10/01/20(a)	13,042	13,135,646
Oracle Corp.
2.25%, 10/08/19	30,560	30,434,939
2.50%, 05/15/22 (Call 03/15/22)(a)	20,000	19,590,906
2.50%, 10/15/22	225	218,997
2.63%, 02/15/23 (Call 01/15/23)	10,170	9,924,768
2.80%, 07/08/21(a)	1,175	1,170,846
3.88%, 07/15/20(a)	10,851	11,046,423
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	9,805	9,797,988
VMware Inc.
2.30%, 08/21/20	9,324	9,134,288
2.95%, 08/21/22 (Call 07/21/22)(a)	11,140	10,811,047

		235,734,887
Telecommunications — 3.1%
America Movil SAB de CV
5.00%, 10/16/19	500	510,107
5.00%, 03/30/20(a)	29,945	30,672,442

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	$21,000	$20,728,681
2.80%, 02/17/21 (Call 01/17/21)(a)	18,150	17,945,891
3.00%, 06/30/22 (Call 04/30/22)(a)	10,000	9,768,080
3.60%, 02/17/23 (Call 12/17/22)(a)	15,000	14,961,187
5.00%, 03/01/21(a)	14,960	15,533,421
5.20%, 03/15/20	10,540	10,864,423
5.88%, 10/01/19	5,200	5,353,803
Bharti Airtel International Netherlands BV, 5.13%, 03/11/23(b)	200	199,680
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	10,000	9,683,443
2.20%, 02/28/21(a)	20,375	20,040,495
2.45%, 06/15/20	19,400	19,283,774
4.45%, 01/15/20	19,300	19,738,725
Deutsche Telekom International Finance BV, 2.82%, 01/19/22 (Call 12/19/21)(a)(b)	1,400	1,365,695
Juniper Networks Inc., 3.30%, 06/15/20 (Call 05/15/20)(a).	3,700	3,690,282
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	3,000	2,892,096
Telefonica Emisiones SAU
5.13%, 04/27/20(a)	14,938	15,390,302
5.46%, 02/16/21	18,440	19,308,798
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	9,360	9,011,969
2.63%, 02/21/20(a)	9,700	9,671,813
3.13%, 03/16/22(a)	10,000	9,927,654
3.45%, 03/15/21(a)	5,758	5,804,805
3.50%, 11/01/21	9,410	9,504,317
4.60%, 04/01/21	18,800	19,453,501
Vodafone Group PLC
2.50%, 09/26/22(a)	9,410	9,064,205
2.95%, 02/19/23(a)	9,635	9,348,482

		319,718,071
Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	5,000	5,034,441

Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)	325	322,867
4.70%, 10/01/19	4,500	4,587,773
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	185	177,551
2.40%, 02/03/20	10,110	10,039,964
2.85%, 12/15/21 (Call 09/15/21)(a)	4,360	4,321,045
FedEx Corp., 2.30%, 02/01/20	7,194	7,141,933
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	100	98,011
Norfolk Southern Railway Co., 9.75%, 06/15/20(a)	15,035	16,767,186
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	250	249,878
2.65%, 03/02/20 (Call 02/02/20)(a)	5,175	5,137,230
2.88%, 09/01/20 (Call 08/01/20)(a)	4,161	4,135,411
3.45%, 11/15/21 (Call 10/15/21)	203	203,028
3.50%, 06/01/21(a)	1,125	1,129,064
3.75%, 06/09/23 (Call 05/09/23)(a)	3,645	3,665,404
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)(a)	3,925	3,872,155
2.75%, 04/15/23 (Call 01/15/23)	3,850	3,745,788
3.20%, 06/08/21	9,725	9,749,659
3.50%, 06/08/23 (Call 05/08/23)(a)	3,950	3,966,458
4.00%, 02/01/21 (Call 11/01/20)	1,000	1,019,180

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc., 3.13%, 01/15/21(a)	$6,691	$6,728,983
United Parcel Service of America Inc., 8.38%, 04/01/20	14,990	16,209,899

		103,268,467

Trucking & Leasing — 0.3%
Aviation Capital Group LLC
3.88%, 05/01/23 (Call 04/01/23)(b)	10,000	9,986,884
7.13%, 10/15/20(b)	750	804,052
GATX Corp., 4.75%, 06/15/22	300	310,155
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(a)(b)	10,025	9,526,881
3.30%, 04/01/21 (Call 03/01/21)(b)	750	745,158
SMBC Aviation Capital Finance DAC, 4.13%, 07/15/23 (Call 06/15/23)(a)(b)	5,000	5,023,395

		26,396,525

Total Corporate Bonds & Notes — 98.4% (Cost: $10,250,297,740)		10,180,326,999

Foreign Government Obligations(h)

South Korea — 0.0%
Korea Gas Corp., 1.88%, 07/18/21(b)	1,400	1,331,713
Korea Hydro & Nuclear Power Co. Ltd., 4.75%, 07/13/21(b)	750	773,295
Korea National Oil Corp., 2.13%, 04/14/21(b)	1,000	964,978

		3,069,986

Total Foreign Government Obligations — 0.0% (Cost: $3,067,376)		3,069,986

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.15%(f)(i)(j)	600,899	601,079,678
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(f)(i)	44,811	44,811,215

		645,890,893

Total Short-Term Investments — 6.3% (Cost: $645,746,333)		645,890,893

Total Investments in Securities — 104.7% (Cost: $10,899,111,449)		10,829,287,878

Other Assets, Less Liabilities — (4.7)%		(482,405,122)

Net Assets — 100.0%		$10,346,882,756

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Investments are denominated in U.S. dollars.
(i)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018

(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Par/Shares				Par/Shares					Change in
	Held at	Par/Shares	Par/Shares		Held at				Net	Unrealized
	02/28/18	Purchased	Sold		08/31/18	Value at			Realized	Appreciation
Affiliated Issuer	(000)	(000)	(000)		(000)	08/31/18	Income		Gain (Loss) (a)	(Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	764,250	—	(163,351	)(b)	600,899	$601,079,678	$1,160,819	(c)	$2,886	$111,405
BlackRock Cash Funds: Treasury, SLA Agency	84,450	—	(39,639	)(b)	44,811	44,811,215	849,839		—	—
PNC Bank N.A.
1.45%, 07/29/19	6,800	—	(6,800)		—	—	50,252		(59,137)	92,054
1.95%, 03/04/19	9,900	—	(9,900)		—	—	7,404		(74,516)	62,146
2.00%, 05/19/20	18,095	1,470	(2,310)		17,255	16,956,809	176,782		(32,628)	52,327
2.25%, 07/02/19	11,500	—	(11,500)		—	—	52,208		(141,977)	188,669
2.30%, 06/01/20	23,596	500	(1,800)		22,296	22,013,375	238,325		(34,545)	33,362
2.40%, 10/18/19	13,250	—	(13,250)		—	—	93,254		(197,041)	234,926
2.45%, 11/05/20	4,000	1,175	—		5,175	5,101,002	54,625		—	(2,271)
2.55%, 12/09/21	—	1,000	—		1,000	976,588	635		—	(1,551)
2.60%, 07/21/20	5,000	—	—		5,000	4,959,215	56,409		—	5,906
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	—	50	—		50	48,854	70		—	(53)
4.38%, 08/11/20	5,000	—	—		5,000	5,124,170	58,532		—	6,714
5.13%, 02/08/20	5,025	—	(2,525)		2,500	2,574,318	39,647		(45,923)	54,586
6.70%, 06/10/19	1,100	—	(1,100)		—	—	4,170		(15,286)	18,629
6.88%, 05/15/19	500	—	(500)		—	—	2,202		(3,585)	4,994

						$703,645,224	$2,845,173		$(601,752)	$861,843

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of August 31, 2018 were as follows:

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
05-Year U.S. Treasury Note	500	12/31/18	$56,699	$(62,576)
10-Year U.S. Treasury Note	1,466	12/19/18	176,310	(320,160)

				$(382,736)

Derivative Financial Instruments Categorized by Risk Exposure

As of August 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest
Rate
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation	$382,736

64	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Short-Term Corporate Bond ETF
August 31, 2018

For the six months ended August 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest
Rate
Contracts
Net Realized Gain (Loss)from:
Futures contracts	$2,497,487

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(382,736)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$77,669,542

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$10,180,326,999	$—	$10,180,326,999
Foreign Government Obligations	—	3,069,986	—	3,069,986
Money Market Funds	645,890,893	—	—	645,890,893

	$645,890,893	$10,183,396,985	$—	$10,829,287,878

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(382,736)	$—	$—	$(382,736)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	65

Statements of Assets and Liabilities (unaudited)

August 31, 2018

	iShares
	Broad USD		iShares
	Investment Grade		Short-Term
	Corporate Bond		Corporate Bond
	ETF		ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,439,487,839		$10,125,642,654
Affiliated(c)	198,784,358		703,645,224
Cash pledged:
Futures contracts	—		2,436,000
Receivables:
Investments sold	21,489,632		87,285,210
Securities lending income — Affiliated	53,164		152,908
Variation margin on futures contracts	—		255,275
Securities related to in-kind transactions	—		1,045,430
Dividends	72,775		219,332
Interest	15,031,002		85,794,005

Total assets	1,674,918,770		11,006,476,038

LIABILITIES
Bank overdraft	—		213
Collateral on securities loaned, at value	151,817,593		600,880,854
Payables:
Investments purchased	14,286,523		57,322,630
Capital shares redeemed	—		876,512
Investment advisory fees	77,636		513,073

Total liabilities	166,181,752		659,593,282

NET ASSETS	$1,508,737,018		$10,346,882,756

NET ASSETS CONSIST OF:
Paid-in capital	$1,547,087,501		$10,482,385,375
Undistributed net investment income	4,315,621		24,003,293
Accumulated net realized loss	(8,756,754)		(89,299,605)
Net unrealized depreciation	(33,909,350)		(70,206,307)

NET ASSETS	$1,508,737,018		$10,346,882,756

Shares outstanding	28,000,000	(d)	199,050,000	(d)

Net asset value	$53.88	(d)	$51.98	(d)

Shares authorized	Unlimited		Unlimited

Par value	None		None

(a) Securities loaned, at value	$143,596,180		$563,076,106
(b) Investments, at cost — Unaffiliated	$1,473,342,070		$10,194,672,948
(c) Investments, at cost — Affiliated	$198,839,478		$704,438,501
(d) Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

See notes to financial statements.

66	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2018

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares Short-Term Corporate Bond ETF
INVESTMENT INCOME
Dividends — Affiliated	$134,066	$849,839
Interest — Unaffiliated	25,653,371	122,195,143
Interest — Affiliated	71,418	834,515
Securities lending income — Affiliated — net	335,082	1,160,819

Total investment income	26,193,937	125,040,316

EXPENSES
Investment advisory fees	890,580	7,844,187

Total expenses	890,580	7,844,187

Less:
Investment advisory fees waived	(93,302)	(991,409)

Total expenses after fees waived	797,278	6,852,778

Net investment income	25,396,659	118,187,538

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,940,951)	(70,418,771)
Investments — Affiliated	(6,206)	(478,266)
In-kind redemptions — Unaffiliated	(126,624)	(11,808,059)
In-kind redemptions — Affiliated	—	(123,486)
Futures contracts	—	2,497,487

Net realized loss	(6,073,781)	(80,331,095)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(10,020,326)	79,245,458
Investments — Affiliated	32,446	861,843
Futures contracts	—	(382,736)

Net change in unrealized appreciation (depreciation)	(9,987,880)	79,724,565

Net realized and unrealized loss	(16,061,661)	(606,530)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,334,998	$117,581,008

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Statements of Changes in Net Assets

	iShares
	Broad USD Investment Grade Corporate Bond		iShares
	ETF		Short-Term Corporate Bond ETF
	Six Months Ended		Six Months Ended
	08/31/18	Year Ended	08/31/18	Year Ended
	(unaudited)	02/28/18	(unaudited)	02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,396,659	$45,299,634	$118,187,538	$196,397,124
Net realized gain (loss)	(6,073,781)	6,967,594	(80,331,095)	(6,286,177)
Net change in unrealized appreciation (depreciation)	(9,987,880)	(24,932,266)	79,724,565	(139,369,236)

Net increase in net assets resulting from operations	9,334,998	27,334,962	117,581,008	50,741,711

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(24,892,860)	(44,101,008)	(112,295,271)	(193,629,918)

Decrease in net assets resulting from distributions to shareholders	(24,892,860)	(44,101,008)	(112,295,271)	(193,629,918)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	48,431,037	192,641,918	(577,373,092)	(272,368,034)

NET ASSETS
Total increase (decrease) in net assets	32,873,175	175,875,872	(572,087,355)	(415,256,241)
Beginning of period	1,475,863,843	1,299,987,971	10,918,970,111	11,334,226,352

End of period	$1,508,737,018	$1,475,863,843	$10,346,882,756	$10,918,970,111

Undistributed net investment income included in net assets at end of period	$4,315,621	$3,811,822	$24,003,293	$18,111,026

See notes to financial statements.

68	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF
	Six Months Ended
	08/31/18		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)(a)	02/28/18 (a)	02/28/17 (a)	02/29/16 (a)	02/28/15 (a)	02/28/14 (a)

Net asset value, beginning of period	$54.46		$55.09	$53.84	$56.36	$54.81	$56.36

Net investment income(b)	0.90		1.71	1.72	1.75	1.83	1.85
Net realized and unrealized gain (loss)(c)		(0.59)	(0.65)	1.25	(2.54)	1.57	(1.52)

Net increase (decrease) from investment operations	0.31		1.06	2.97	(0.79)	3.40	0.33

Distributions
From net investment income		(0.89)	(1.69)	(1.72)	(1.73)	(1.85)	(1.88)

Total distributions		(0.89)	(1.69)	(1.72)	(1.73)	(1.85)	(1.88)

Net asset value, end of period	$53.88		$54.46	$55.09	$53.84	$56.36	$54.81

Total Return

Based on net asset value	0.58	%(d)	1.92%	5.54%	(1.37)%	6.26%	0.66%

Ratios to Average Net Assets

Total expenses	0.12	%(e)	0.15%	0.15%	0.15%	0.16%	0.20%

Total expenses after fees waived	0.10	%(e)	0.15%	0.15%	0.15%	0.16%	0.20%

Net investment income	3.34	%(e)	3.08%	3.10%	3.20%	3.29%	3.37%

Supplemental Data
Net assets, end of period (000)	$1,508,737		$1,475,864	$1,299,988	$732,167	$1,070,751	$800,194

Portfolio turnover rate(f)	19	%(d)	11%	12%	12%	10%	9%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short-Term Corporate Bond ETF
	Six Months Ended
	08/31/18		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)(a)	02/28/18 (a)	02/28/17 (a)	02/29/16 (a)	02/28/15 (a)	02/28/14 (a)

Net asset value, beginning of period	$51.95		$52.60	$52.36	$52.68	$52.78	$52.74

Net investment income(b)	0.57		0.89	0.79	0.65	0.50	0.59
Net realized and unrealized gain (loss)(c)	—		(0.66)	0.22	(0.33)	(0.10)	0.05

Net increase from investment operations	0.57		0.23	1.01	0.32	0.40	0.64

Distributions
From net investment income		(0.54)	(0.88)	(0.77)	(0.64)	(0.50)	(0.60)

Total distributions		(0.54)	(0.88)	(0.77)	(0.64)	(0.50)	(0.60)

Net asset value, end of period	$51.98		$51.95	$52.60	$52.36	$52.68	$52.78

Total Return
Based on net asset value	1.12	%(d)	0.42%	1.93%	0.63%	0.73%	1.22%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.13	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.19	%(e)	1.69%	1.49%	1.22%	0.94%	1.11%

Supplemental Data
ıNet assets, end of period (000)	$10,346,883		$10,918,970	$11,334,226	$10,759,746	$10,945,658	$13,225,319

Portfolio turnover rate(f)	52	%(d)	46%	35%	35%	17%	10%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Broad USD Investment Grade Corporate Bond(a)	Diversified
Short-Term Corporate Bond(b)	Diversified

(a)	Formerly the iShares U.S. Credit Bond ETF.
(b)	Formerly the iShares 1-3 Year Credit Bond ETF.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment- in- kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability( such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy,transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105%for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

72	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2018:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$6,133,408	$6,133,408		$—	$—
Barclays Capital Inc.	7,028,384	7,028,384		—	—
BMO Capital Markets	2,175,930	2,175,930		—	—
BNP Paribas New York Branch	4,249,667	4,249,667		—	—
BNP Paribas Prime Brokerage International Ltd.	2,517,285	2,517,285		—	—
Citigroup Global Markets Inc.	4,093,342	4,093,342		—	—
Credit Suisse Securities (USA) LLC	9,258,167	9,258,167		—	—
Deutsche Bank Securities Inc.	4,570,579	4,570,579		—	—
Goldman Sachs & Co.	14,316,834	14,316,834		—	—
HSBC Securities (USA) Inc.	7,734,867	7,734,867		—	—
Jefferies LLC	1,139,733	1,139,733		—	—
JPMorgan Securities LLC	27,122,994	27,122,994		—	—
Merrill Lynch, Pierce, Fenner & Smith	5,034,555	5,034,555		—	—
Morgan Stanley & Co. LLC	15,147,939	15,147,939		—	—
MUFG Securities Americas Inc.	4,314,025	4,314,025		—	—
Nomura Securities International Inc.	491,500	491,500		—	—
RBC Capital Markets LLC	11,299,748	11,299,748		—	—
Scotia Capital (USA) Inc.	978,060	978,060		—	—
SG Americas Securities LLC	1,997,924	1,997,924		—	—
Wells Fargo Securities LLC	13,991,239	13,991,239		—	—

	$143,596,180	$143,596,180		$—	$—

Short-Term Corporate Bond
Barclays Bank PLC	$4,995,287	$4,995,287		$—	$—
Barclays Capital Inc.	2,846,432	2,846,432		—	—
BMO Capital Markets	45,527,596	45,527,596		—	—
BNP Paribas New York Branch	2,470,850	2,470,850		—	—
BNP Paribas Prime Brokerage International Ltd.	4,410,744	4,410,744		—	—
Citigroup Global Markets Inc.	2,550,524	2,550,524		—	—
Credit Suisse Securities (USA) LLC	22,589,571	22,589,571		—	—
Deutsche Bank Securities Inc.	40,624,997	40,624,997		—	—
Goldman Sachs & Co.	84,732,045	84,732,045		—	—
HSBC Securities (USA) Inc.	35,457,104	35,457,104		—	—
JPMorgan Securities LLC	68,875,569	68,875,569		—	—
Merrill Lynch, Pierce, Fenner & Smith	14,495,735	14,495,735		—	—
Morgan Stanley & Co. LLC	58,332,494	58,332,494		—	—
MUFG Securities Americas Inc.	46,473,764	46,473,764		—	—
Natwest Market Securities Inc.	5,152,461	5,152,461		—	—
Nomura Securities International Inc.	422,377	422,377		—	—
RBC Capital Markets LLC	52,689,030	52,689,030		—	—
Scotia Capital (USA) Inc.	370,661	370,661		—	—
SG Americas Securities LLC	12,902,558	12,902,558		—	—
Wells Fargo Securities LLC	57,156,307	57,156,307		—	—

	$563,076,106	$563,076,106		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The iShares Short-Term Corporate Bond ETF used futures contracts to mitigate or maintain duration risk as securities were purchased and sold during the Fund’s transition to a new underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Broad USD Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 26, 2018, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Short-Term Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to June 26, 2018, for its investment advisory services to the iShares Short-Term Corporate Bond ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective June 1, 2018, BFA contractually agreed to waive a portion of its investment advisory fee for each of the Funds through May 30, 2023 such that each Fund’s total annual operating expenses

74	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

after fee waiver will not exceed 0.06% of average daily net assets. The contractual waiver for each Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with permanent annual advisory fee reductions for each of the iShares Broad USD Investment Grade Corporate Bond ETF and iShares Short-Term Corporate Bond ETF from 0.15% to 0.06% and 0.20% to 0.06%, respectively.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Broad USD Investment Grade Corporate Bond	$117,546
Short-Term Corporate Bond	411,808

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Broad USD Investment Grade Corporate Bond	$ 371,339	$ 1,784,999
Short-Term Corporate Bond	796,526,835	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7. PURCHASES AND SALES

For the six months ended August 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Broad USD Investment Grade Corporate Bond	$ 280,503,731	$ 316,660,308
Short-Term Corporate Bond	5,704,025,909	5,529,459,353

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Notes to Financial Statements (unaudited) (continued)

For the six months ended August 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Broad USD Investment Grade Corporate Bond	$ 71,987,341	$ 26,226,168
Short-Term Corporate Bond	515,884,056	1,180,270,317

8. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Broad USD Investment Grade Corporate Bond	$2,543,117
Short-Term Corporate Bond	8,897,757

As of August 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Broad USD Investment Grade Corporate Bond	$1,672,321,404	$5,736,129	$(39,785,336)	$(34,049,207)
Short-Term Corporate Bond	10,899,182,202	10,022,644	(80,299,704)	(70,277,060)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

9. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of

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Notes to Financial Statements (unaudited) (continued)

withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/18			Year Ended 02/28/18
iShares ETF	Shares		Amount	Shares		Amount
Broad USD Investment Grade Corporate Bond
Shares sold	1,400,000	(a)	$75,469,922	8,700,000	(a)	$483,490,742
Shares redeemed	(500,000	)(a)	(27,038,885)	(5,200,000	)(a)	(290,848,824)

Net increase	900,000		$48,431,037	3,500,000		$192,641,918

Short-Term Corporate Bond
Shares sold	12,700,000	(a)	$659,041,538	38,800,000	(a)	$2,040,528,362
Shares redeemed	(23,850,000	)(a)	(1,236,414,630)	(44,100,000	)(a)	(2,312,896,396)

Net decrease	(11,150,000)		$(577,373,092)	(5,300,000)		$(272,368,034)

(a)	Share transactions reflect a two- for- one stock split effective after the close of trading on August 7, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

The Board authorized a two- for- one stock split for each of the iShares Broad USD Investment Grade Corporate Bond ETF and iShares Short-Term Corporate Bond ETF, effective after the close of trading on August 7, 2018. The impact of the stock splits was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

11. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the

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Notes to Financial Statements (unaudited) (continued)

Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a’ flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

I. iShares Broad USD Investment Grade Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act)( the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund( s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the

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Board Review and Approval of Investment Advisory Contract (continued)

Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that during the June 12-14, 2018 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that, should additional material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Short-Term Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act)( the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the

80	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’ s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	81

Board Review and Approval of Investment Advisory Contract (continued)

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board also noted that during the June 12-14, 2018 meeting, it approved a permanent reduction to the advisory fee rate charged to the Fund at each breakpoint tier and additionally that BFA and the Board had considered whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Broad USD Investment Grade Corporate Bond	$0.874036	$—	$0.014780	$0.888816	98%	—%	2%	100%
Short-Term Corporate Bond	0.533787	—	0.007314	0.541101	99	—	1	100

S U P P L E M E N T A L I N F O R M A T I O N	83

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

84	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

        iShares Trust

           ►  iShares Long-Term Corporate Bond ETF  |  IGLB  |  NYSE Arca

Fund Summary as of August 31, 2018	iShares® Long-Term Corporate Bond ETF

Investment Objective

The iShares Long-Term Corporate Bond ETF (the “Fund”) (formerly the iShares 10+ Year Credit Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the ICE BofAML 10+ Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.38)%	(2.00)%	5.59%	6.35%	(2.00)%	31.26%	71.17%
Fund Market	(0.08)	(2.14)	5.72	6.32	(2.14)	32.08	70.73
Index(a)	(0.05)	(1.70)	6.00	6.81	(1.70)	33.80	77.69
Bloomberg Barclays U.S. Long Credit Index	(0.26)	(1.78)	5.98	6.79	(1.78)	33.68	77.44
ICE BofAML 10+ Year US Corporate Index	(0.69)	(1.93)	5.96	6.94	(1.93)	33.60	79.63

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

(a)

Index returns through June 29, 2014 reflect the performance of the ICE BofAML 10+ Year US Corporate & Yankees Index. Index returns beginning on June 30, 2014 through July 31, 2018 reflect the performance of the Bloomberg Barclays U.S. Long Credit Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML 10+ Year US Corporate Index, which, effective as of August 1, 2018, replaced the Bloomberg Barclays U.S. Long Credit Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$ 1,000.00	$ 996.20	$ 0.70	$ 1,000.00	$ 1,024.50	$ 0.71	0.14%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	3.4%
Aa	7.4
A	37.1
Baa	48.0
Ba	3.2
Not Rated	0.9

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments(a)
10-15 Years	8.1%
15-20 Years	20.7
More than 20 Years	71.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (Unaudited)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.1%
WPP Finance 2010
5.13%,09/07/42	$55	$53,706
5.63%,11/15/43	254	266,254

		319,960
Aerospace & Defense — 1.9%
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	200	181,561
3.55%, 03/01/38 (Call 09/01/37)(a)	130	125,960
3.65%, 03/01/47 (Call 09/01/46)	200	190,588
5.88%, 02/15/40	250	315,683
6.63%, 02/15/38	16	21,600
6.88%, 03/15/39	182	253,869
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)(a)	300	290,286
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	175	180,097
5.05%, 04/27/45 (Call 10/27/44)	275	289,878
6.15%, 12/15/40	100	117,488
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	250	236,810
3.80%, 03/01/45 (Call 09/01/44)	350	324,237
4.07%, 12/15/42	325	315,645
4.09%, 09/15/52 (Call 03/15/52)	500	477,977
4.50%, 05/15/36 (Call 11/15/35)	250	261,538
4.70%, 05/15/46 (Call 11/15/45)	250	266,446
Series B, 6.15%, 09/01/36	250	306,750
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	95	87,042
4.03%, 10/15/47 (Call 04/15/47)(a)	675	632,519
4.75%, 06/01/43	250	259,302
5.05%, 11/15/40	100	107,524
Northrop Grumman Systems Corp., 7.75%, 02/15/31	250	334,324
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)(a)	100	104,553
4.70%, 12/15/41	250	278,345
4.88%, 10/15/40	137	156,092
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	400	388,771
4.80%, 12/15/43 (Call 06/15/43)	150	154,172
United Technologies Corp.
3.75%,11/01/46 (Call 05/01/46)	420	371,902
4.05%, 05/04/47 (Call 11/04/46)	370	343,832
4.13%, 11/16/28 (Call 08/16/28)	500	500,218
4.15%, 05/15/45 (Call 11/16/44)	400	376,705
4.50%, 06/01/42	950	942,029
4.63%, 11/16/48 (Call 05/16/48)	500	506,079
5.40%, 05/01/35	121	133,716
5.70%, 04/15/40	280	319,099
6.05%, 06/01/36	150	175,864
6.13%, 07/15/38	200	236,008
6.70%, 08/01/28	—	—
7.50%, 09/15/29	150	193,291

		10,757,800
Agriculture — 1.4%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)(a)	325	289,410
4.25%, 08/09/42	375	350,262
4.50%, 05/02/43(a)	350	341,869
5.38%, 01/31/44	700	766,764

Security	Par (000)	Value
Agriculture (continued)
Archer-Daniels-Midland Co. 4.02%, 04/16/43	$349	$341,786
4.54%, 03/26/42	378	397,363
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)(b)	1,250	1,165,465
4.54%, 08/15/47 (Call 02/15/47)(b)	700	647,409
Philip Morris International Inc.
3.88%, 08/21/42	200	182,679
4.13%, 03/04/43(a)	325	306,805
4.25%, 11/10/44	400	381,984
4.38%, 11/15/41	350	343,086
4.50%, 03/20/42	100	99,497
4.88%, 11/15/43	200	208,027
6.38%, 05/16/38	625	756,230
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	250	270,157
5.85%, 08/15/45 (Call 02/12/45)	735	802,990
6.15%, 09/15/43	150	167,919
7.25%, 06/15/37	203	255,190

		8,074,892
Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	255	228,517
3.63%, 05/01/43 (Call 11/01/42)	300	284,371
3.88%, 11/01/45 (Call 05/01/45)	175	170,074
VF Corp., 6.45%, 11/01/37	125	160,669

		843,631
Auto Manufacturers — 0.9%
Daimler Finance North America LLC, 8.50%, 01/18/31	575	812,109
Ford Motor Co.
4.75%, 01/15/43	500	414,549
5.29%, 12/08/46 (Call 06/08/46)(a)	550	489,261
6.63%, 10/01/28	216	231,374
7.40%, 11/01/46	114	127,215
7.45%, 07/16/31	650	721,244
General Motors Co.
5.00%, 04/01/35	505	477,751
5.15%, 04/01/38 (Call 10/01/37)	150	142,327
5.20%, 04/01/45	400	367,145
5.40%, 04/01/48 (Call 10/01/47)(a)	250	236,399
6.25%, 10/02/43	300	311,127
6.60%, 04/01/36 (Call 10/01/35)	350	375,724
6.75%, 04/01/46 (Call 10/01/45)	300	329,914

		5,036,139

Auto Parts & Equiptment — 0.0%
Aptiv PLC, 4.40%,10/01/46 (Call 04/01/46)	100	91,282
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	185	177,973

		269,255

Banks — 8.2%
Bank of America Corp.
3.95%, 01/23/49 (Call 01/23/48)(a)(c)(d)	1,000	923,444
4.24%, 04/24/38 (Call 04/24/37)(c)(d)	500	493,107
4.44%, 01/20/48 (Call 01/20/47)(c)(d)	650	650,623
4.88%, 04/01/44	100	105,625
5.00%, 01/21/44	650	704,120
5.88%, 02/07/42	450	537,822
6.11%, 01/29/37	800	926,128
7.75%, 05/14/38	600	817,988
Series L, 4.75%, 04/21/45(a)	8	8,200

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of America N.A., 6.00%, 10/15/36	$350	$419,491
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	135	124,861
3.30%, 08/23/29 (Call 05/23/29)(a)	500	473,981
Barclays PLC
4.95%, 01/10/47	500	472,419
5.25%, 08/17/45	500	494,418
Citigroup Inc.
4.28%, 04/24/48 (Call 10/24/47)(c)(d)	325	314,428
4.65%, 07/30/45	475	481,649
4.65%, 07/23/48 (Call 06/23/48)	500	510,899
4.75%, 05/18/46	550	543,614
5.30%, 05/06/44	370	394,498
5.88%, 01/30/42	400	468,407
6.00%, 10/31/33(a)	200	227,420
6.13%, 08/25/36(a)	282	325,315
6.63%, 06/15/32	560	663,809
6.68%, 09/13/43	375	465,604
8.13%, 07/15/39	550	791,538
Commonwealth Bank of Australia, 4.32%, 01/10/48(b)	800	738,065
Cooperatieve Rabobank UA
5.25%, 05/24/41	520	597,244
5.25%, 08/04/45	541	579,096
5.75%, 12/01/43	350	403,149
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45	536	553,703
Fifth Third Bancorp., 8.25%, 03/01/38	405	559,674
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	250	235,661
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(c)(d)	575	537,001
4.41%, 04/23/39 (Call 04/23/38)(c)(d)	600	587,237
4.75%, 10/21/45 (Call 04/21/45)(a)	550	559,507
4.80%, 07/08/44 (Call 01/08/44)	615	632,700
5.15%, 05/22/45	550	565,667
6.13%, 02/15/33	1,250	1,448,457
6.25%, 02/01/41	650	787,267
6.75%, 10/01/37	1,650	2,000,045
HSBC Bank USA N.A., 7.00%, 01/15/39	500	654,422
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	350	391,627
HSBC Holdings PLC
5.25%, 03/14/44	350	367,365
6.10%, 01/14/42	225	274,983
6.50%, 05/02/36	700	832,209
6.50%, 09/15/37	800	956,689
6.80%, 06/01/38	800	991,285
7.63%, 05/17/32	300	382,498
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37)(c)(d)	850	794,104
3.96%, 11/15/48 (Call 11/15/47)(c)(d)	825	762,982
4.03%, 07/24/48 (Call 07/24/47)(c)(d)	650	605,444
4.26%, 02/22/48 (Call 02/22/47)(c)(d)	750	723,647
4.85%, 02/01/44	200	211,864
4.95%, 06/01/45	660	697,642
5.40%, 01/06/42	425	481,900
5.50%, 10/15/40(a)	400	455,708
5.60%, 07/15/41	610	709,027
5.63%, 08/16/43	500	570,234
6.40%, 05/15/38	635	800,219

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC
4.34%, 01/09/48	$600	$529,161
5.30%, 12/01/45(a)	200	204,174
Morgan Stanley
4.30%, 01/27/45	650	627,480
4.38%, 01/22/47	800	784,872
4.46%, 04/22/39 (Call 04/22/38)(c)(d)	350	349,576
6.38%, 07/24/42	800	998,276
7.25%, 04/01/32	600	768,145
Regions Financial Corp., 7.38%, 12/10/37	235	306,648
Standard Chartered PLC, 5.70%, 03/26/44(b)	500	528,143
UBS AG/London, 4.50%, 06/26/48(a)(b)	400	424,245
Wachovia Corp., 5.50%, 08/01/35(a)	500	544,688
Wells Fargo & Co.
3.90%, 05/01/45(a)	700	653,065
4.40%, 06/14/46(a)	1,000	942,434
4.65%, 11/04/44	600	591,356
4.75%, 12/07/46(a)	1,050	1,042,498
4.90%, 11/17/45	550	556,805
5.38%, 02/07/35	300	340,474
5.38%, 11/02/43	635	682,060
5.61%, 01/15/44	700	783,823
Wells Fargo Capital X, 5.95%,12/01/86(a)	200	214,000

		46,659,653

Beverages — 3.1%
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	200	181,859
4.63%, 02/01/44	400	393,941
4.70%, 02/01/36 (Call 08/01/35)	2,000	2,031,240
4.90%, 02/01/46 (Call 08/01/45)	3,750	3,848,017
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(a)	350	312,080
4.38%, 04/15/38 (Call 10/15/37)	165	161,330
4.44%, 10/06/48 (Call 04/06/48)	500	478,869
4.60%, 04/15/48 (Call 10/15/47)(a)	885	871,486
4.95%, 01/15/42	500	521,082
8.00%, 11/15/39	236	331,114
8.20%, 01/15/39	350	500,223
Bacardi Ltd., 5.30%, 05/15/48 (Call 11/15/47)(b)	425	413,532
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	118	126,430
Coca-Cola FEMSA SAB de CV, 5.25%,11/26/43	271	302,133
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)(a)	300	264,324
4.50%, 05/09/47 (Call 11/09/46)	250	235,079
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	100	98,584
5.88%, 09/30/36	250	304,296
Diageo Investment Corp.
4.25%, 05/11/42(a)	250	255,839
7.45%, 04/15/35	11	15,310
Fomento Economico Mexicano SAB de CV,
4.38%, 05/10/43(a)	200	197,627
Keurig Dr Pepper Inc.
4.50%, 11/15/45 (Call 08/15/45)	450	418,706
4.99%, 05/25/38 (Call 11/25/37)(b)	400	408,890
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	675	601,539
5.00%, 05/01/42(a)	400	407,026

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	$540	$490,804
3.60%, 08/13/42	200	187,241
4.00%, 03/05/42	207	207,178
4.00%, 05/02/47 (Call 11/02/46)(a)	400	396,832
4.25%, 10/22/44 (Call 04/22/44)	250	258,081
4.45%, 04/14/46 (Call 10/14/45)	300	317,641
4.60%, 07/17/45 (Call 01/17/45)	250	271,889
4.88%, 11/01/40	200	221,389
5.50%, 01/15/40	276	330,949
Pepsi-Cola Metropolitan Bottling Co. Inc., Series B, 7.00%, 03/01/29	851	1,090,707
Pernod Ricard SA, 5.50%, 01/15/42(b)	100	113,481

		17,566,748

Biotechnology — 1.7%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	890	863,547
4.56%, 06/15/48 (Call 12/15/47)	750	737,321
4.66%, 06/15/51 (Call 12/15/50)	1,325	1,324,744
4.95%, 10/01/41	195	200,029
5.15%, 11/15/41 (Call 05/15/41)	250	264,740
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	250	273,174
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	430	462,621
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	250	228,873
4.55%, 02/20/48 (Call 08/20/47)	750	709,628
4.63%, 05/15/44 (Call 11/15/43)	500	472,031
5.00%, 08/15/45 (Call 02/15/45)	550	546,550
5.25%, 08/15/43	200	206,479
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	50	48,524
4.15%, 03/01/47 (Call 09/01/46)(a)	500	477,566
4.50%, 02/01/45 (Call 08/01/44)	450	451,334
4.60%, 09/01/35 (Call 03/01/35)	450	467,912
4.75%, 03/01/46 (Call 09/01/45)	775	807,745
4.80%, 04/01/44 (Call 10/01/43)	635	663,707
5.65%, 12/01/41 (Call 06/01/41)	200	233,259

		9,439,784

Building Materials — 0.3%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	175	171,532
4.63%, 07/02/44 (Call 01/02/44)(e)	75	74,633
4.95%, 07/02/64 (Call 01/02/64)(e)	232	221,584
5.13%, 09/14/45 (Call 03/14/45)	270	287,876
6.00%, 01/15/36(a)	100	116,531
Martin Marietta Materials Inc., 4.25%,12/15/47 (Call 06/15/47)	200	176,886
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	100	88,991
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	300	248,967
7.00%, 12/01/36	173	197,087
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	200	182,023
4.70%, 03/01/48 (Call 09/01/47)(b)	175	165,487

		1,931,597

Chemicals — 1.3%
Albemarle Corp., 5.45%,12/01/44 (Call 06/01/44)	110	116,192

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	$275	$267,924
4.38%, 11/15/42 (Call 05/15/42)	400	378,821
4.63%, 10/01/44 (Call 04/01/44)	200	198,509
5.25%, 11/15/41 (Call 08/15/41)	300	318,521
7.38%, 11/01/29	210	264,833
9.40%, 05/15/39	330	507,750
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	450	440,308
4.80%, 09/01/42 (Call 03/01/42)	208	208,450
EI du Pont de Nemours & Co.
4.15%, 02/15/43(a)	248	232,200
4.90%, 01/15/41	345	356,602
5.60%, 12/15/36	11	12,366
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	200	183,695
Lubrizol Corp. (The), 6.50%, 10/01/34	120	157,062
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)(a)	300	302,387
5.25%, 07/15/43(a)	275	291,079
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	390	367,066
Methanex Corp., 5.65%,12/01/44 (Call 06/01/44)	150	145,988
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)(a)	208	214,736
5.63%, 11/15/43 (Call 05/15/43)(a)	200	204,605
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	87	80,957
4.90%, 06/01/43 (Call 12/01/42)	275	274,943
5.25%, 01/15/45 (Call 07/15/44)	4	4,191
5.63%, 12/01/40	100	108,857
5.88%, 12/01/36	101	112,235
6.13%, 01/15/41 (Call 07/15/40)	225	256,511
Praxair Inc., 3.55%,11/07/42 (Call 05/07/42)(a)	300	281,145
Rohm & Haas Co., 7.85%, 07/15/29	100	129,632
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	150	133,701
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)(a)	200	181,028
4.50%, 06/01/47 (Call 12/01/46)	550	529,677
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	180	164,769
5.00%, 08/15/46 (Call 02/15/46)	225	227,752

		7,654,492

Commercial Services — 1.3%
California Institute of Technology
4.32%, 08/01/45	12	12,639
4.70%, 11/01/11	100	105,912
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	200	213,130
DP World Ltd., 6.85%, 07/02/37(b)	600	704,518
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	430	415,775
5.50%, 12/08/41	66	77,972
ERAC USA Finance LLC, 7.00%, 10/15/37(b)	1,000	1,263,573
George Washington University (The)
4.87%, 09/15/45	16	17,923
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	500	504,268
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	11	11,112
Massachusetts Institute of Technology
3.96%, 07/01/38	9	9,268
4.68%, 07/01/14	150	163,486

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.60%, 07/01/11	$375	$482,759
Moody’s Corp., 5.25%, 07/15/44	250	280,601
Northwestern University, 4.64%, 12/01/44	355	400,617
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	375	338,736
3.30%, 07/15/56 (Call 01/15/56)	250	224,985
Princeton University, 5.70%, 03/01/39	350	446,028
S&P Global Inc.
4.50%, 05/15/48 (Call 11/15/47)	100	102,253
6.55%, 11/15/37	161	206,617
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	9	8,471
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	200	187,408
University of Southern California
3.03%, 10/01/39	275	249,510
5.25%, 10/01/11	250	301,669
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	111	116,453
Western Union Co. (The), 6.20%, 11/17/36	175	175,002
William Marsh Rice University
3.57%, 05/15/45	451	435,538
3.77%, 05/15/55	125	118,456

		7,574,679

Computers — 1.8%
Apple Inc.
3.45%, 02/09/45	775	701,602
3.75%, 09/12/47 (Call 03/12/47)	400	379,779
3.75%, 11/13/47 (Call 05/13/47)	500	474,978
3.85%, 05/04/43(a)	750	724,891
3.85%, 08/04/46 (Call 02/04/46)	550	531,573
4.25%, 02/09/47 (Call 08/09/46)	425	440,293
4.38%, 05/13/45	525	549,355
4.45%, 05/06/44	425	448,115
4.50%, 02/23/36 (Call 08/23/35)	525	568,176
4.65%, 02/23/46 (Call 08/23/45)	1,250	1,364,923
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(b)	350	413,887
8.35%, 07/15/46 (Call 01/15/46)(b)	725	889,472
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	280	289,817
6.35%, 10/15/45 (Call 04/15/45)	400	413,181
HP Inc., 6.00%, 09/15/41	395	404,700
International Business Machines Corp.
4.00%, 06/20/42(a)	425	412,987
4.70%, 02/19/46(a)	425	468,636
5.60%, 11/30/39	300	364,535
5.88%, 11/29/32	241	290,169
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	100	90,491

		10,221,560

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	175	165,871
4.00%, 08/15/45(a)	280	279,720
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	125	127,838
4.38%, 06/15/45 (Call 12/15/44)	250	261,832
6.00%, 05/15/37	180	222,035
Procter & Gamble Co. (The), 3.50%, 10/25/47	300	281,502
Unilever Capital Corp., 5.90%, 11/15/32	425	525,367

		1,864,165

Security	Par (000)	Value

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	$250	$232,153
4.20%, 05/15/47 (Call 11/15/46)	150	150,417
4.60%, 06/15/45 (Call 12/15/44)	150	158,874

		541,444

Diversified Financial Services — 1.9%
American Express Co., 4.05%, 12/03/42	370	368,082
Blackstone Holdings Finance Co. LLC, 4.45%, 07/15/45(b)	500	478,369
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	150	144,379
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	85	87,991
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	100	118,819
Credit Suisse USA Inc., 7.13%, 07/15/32	368	473,923
FMR LLC, 6.50%, 12/14/40(b)	500	640,988
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	3,425	3,301,595
Intercontinental Exchange Inc., 4.25%, 09/21/48 (Call 03/21/48)	75	75,174
Invesco Finance PLC, 5.38%, 11/30/43	41	46,581
Jefferies Group LLC
6.25%, 01/15/36	100	102,599
6.50%, 01/20/43	150	156,636
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	550	501,563
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	500	528,594
Legg Mason Inc., 5.63%, 01/15/44	200	204,878
Mastercard Inc.
3.80%, 11/21/46 (Call 05/21/46)	150	147,290
3.95%, 02/26/48 (Call 08/26/47)	145	146,100
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	50	50,724
Series C, 8.00%, 03/01/32	271	377,406
Raymond James Financial Inc., 4.95%, 07/15/46	250	256,961
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)(a)	350	331,608
4.15%, 12/14/35 (Call 06/14/35)	475	497,510
4.30%, 12/14/45 (Call 06/14/45)	1,400	1,472,941

		10,510,711

Electric — 11.3%
Abu Dhabi National Energy Co. PJSC, 4.88%, 04/23/30(b)	800	802,051
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)(a)	300	277,568
4.00%, 12/01/46 (Call 06/01/46)(a)	150	146,687
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	150	140,695
3.85%, 12/01/42	50	47,698
4.15%, 08/15/44 (Call 02/15/44)	302	298,395
4.30%, 01/02/46 (Call 07/02/45)	325	329,147
6.00%, 03/01/39	270	333,818
6.13%, 05/15/38	200	247,776
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	225	212,238
4.15%, 03/15/46 (Call 09/15/45)	350	352,572
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	11	11,067
4.45%, 06/01/45 (Call 12/01/44)	200	206,891
7.00%, 04/01/38	100	132,881

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	$275	$255,495
4.35%, 11/15/45 (Call 05/15/45)	45	46,283
4.50%, 04/01/42 (Call 10/01/41)	301	314,127
5.05%, 09/01/41 (Call 03/01/41)	100	112,089
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	675	617,641
4.45%, 01/15/49 (Call 07/15/48)(b)	500	505,016
4.50%, 02/01/45 (Call 08/01/44)	400	405,402
5.15%, 11/15/43 (Call 05/15/43)	120	132,476
5.95%, 05/15/37	350	420,823
6.13%, 04/01/36	900	1,093,142
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	150	143,663
4.35%, 05/01/33 (Call 02/01/33)	75	75,304
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	200	185,694
3.95%, 03/01/48 (Call 09/01/47)	140	138,459
4.50%, 04/01/44 (Call 10/01/43)	200	214,513
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	150	149,030
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	150	160,830
Comision Federal de Electricidad, 6.13%, 06/16/45(b)	400	416,000
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	200	187,578
3.80%, 10/01/42 (Call 04/01/42)	200	191,580
4.00%, 03/01/48 (Call 09/01/47)	700	689,403
4.35%, 11/15/45 (Call 05/15/45)(a)	100	103,539
4.70%, 01/15/44 (Call 04/15/43)	200	217,735
Connecticut Light & Power Co. (The), 4.30%, 04/15/44 (Call 10/15/43)	50	52,479
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	300	285,664
3.95%, 03/01/43 (Call 09/01/42)	300	290,390
4.30%, 12/01/56 (Call 06/01/56)	130	127,741
4.45%, 03/15/44 (Call 09/15/43)	350	363,422
4.50%, 12/01/45 (Call 06/01/45)	207	216,574
4.50%, 05/15/58 (Call 11/15/57)	175	177,389
5.50%, 12/01/39	200	233,049
5.70%, 06/15/40	235	283,432
6.30%, 08/15/37(a)	83	105,951
Series 05-A, 5.30%, 03/01/35	100	112,582
Series 06-A, 5.85%, 03/15/36	125	149,489
Series 06-B, 6.20%, 06/15/36	311	385,189
Series 08-B, 6.75%, 04/01/38	200	267,103
Series 12-A, 4.20%, 03/15/42	8	7,986
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	210	201,318
Consumers Energy Co.
3.25%, 08/15/46 (Call 02/15/46)	200	175,811
3.95%, 05/15/43 (Call 11/15/42)	75	74,458
3.95%, 07/15/47 (Call 01/15/47)	200	199,301
4.05%, 05/15/48 (Call 11/15/47)	100	101,109
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	250	249,829
Dominion Energy Inc.
4.70%,12/01/44 (Call 06/01/44)	75	76,836
6.30%, 03/15/33	275	326,975
7.00%, 06/15/38	230	294,066
Series B, 5.95%, 06/15/35	125	143,175
Series C, 4.05%, 09/15/42 (Call 03/15/42)	355	333,274

Security	Par (000)	Value

Electric (continued)
Series C, 4.90%, 08/01/41 (Call 02/01/41)	$62	$65,044
Series F, 5.25%, 08/01/33	405	436,711
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	316	297,822
3.70%, 06/01/46 (Call 12/01/45)	135	127,035
4.05%, 05/15/48 (Call 11/15/47)	90	90,210
4.30%, 07/01/44 (Call 01/01/44)	103	106,453
Series A, 4.00%, 04/01/43 (Call 10/01/42)(a)	208	205,875
DTE Energy Co., 6.38%, 04/15/33	135	161,318
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	250	233,209
3.75%, 06/01/45 (Call 12/01/44)	165	155,257
3.88%, 03/15/46 (Call 09/15/45)	250	239,726
3.95%, 03/15/48 (Call 09/15/47)	250	243,360
4.00%, 09/30/42 (Call 03/30/42)	250	245,217
4.25%, 12/15/41 (Call 06/15/41)	300	306,782
5.30%, 02/15/40(a)	260	300,727
6.00%, 01/15/38	57	70,362
6.05%, 04/15/38	300	374,290
6.10%, 06/01/37	200	246,100
6.45%, 10/15/32	86	107,248
Series A, 6.00%, 12/01/28	16	18,883
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	285	255,637
4.80%, 12/15/45 (Call 06/15/45)	201	211,090
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	230	203,787
3.85%, 11/15/42 (Call 05/15/42)	280	268,645
5.65%, 04/01/40	100	120,036
6.35%, 09/15/37	100	129,120
6.40%, 06/15/38	200	259,002
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	100	93,802
6.12%, 10/15/35	250	304,388
6.35%, 08/15/38	46	59,224
6.45%, 04/01/39	300	389,887
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	350	326,422
4.10%, 05/15/42 (Call 11/15/41)	150	149,921
4.10%, 03/15/43 (Call 09/15/42)	186	186,066
4.15%, 12/01/44 (Call 06/01/44)	300	301,595
4.20%, 08/15/45 (Call 02/15/45)	250	252,554
4.38%, 03/30/44 (Call 09/30/43)	300	311,594
6.30%, 04/01/38	250	315,308
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	100	104,187
6.00%, 05/15/35	150	171,796
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(b)	125	129,424
4.88%, 01/22/44(b)	1,000	1,031,479
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	500	500,852
Enel Finance International NV
4.75%, 05/25/47(b)	500	479,631
6.00%, 10/07/39(b)	100	112,933
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)(a)	180	166,819
4.20%, 09/01/48 (Call 03/01/48)	200	202,197
4.95%, 01/15/45 (Call 01/15/25)	100	102,002

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	$450	$444,622
4.95%, 06/15/35 (Call 12/15/34)	375	394,146
5.10%, 06/15/45 (Call 12/15/44)	69	73,567
5.63%, 06/15/35	350	398,630
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	270	276,504
5.75%, 10/01/41 (Call 04/01/41)(a)	20	20,475
6.25%, 10/01/39	325	351,939
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)(a)	800	822,384
Series C, 7.38%, 11/15/31	100	129,741
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	305	291,022
3.80%, 12/15/42 (Call 06/15/42)	200	194,744
3.95%, 03/01/48 (Call 09/01/47)	50	50,052
4.05%, 06/01/42 (Call 12/01/41)	200	203,358
4.05%, 10/01/44 (Call 04/01/44)	250	252,547
4.13%, 02/01/42 (Call 08/01/41)	225	229,835
4.13%, 06/01/48 (Call 12/01/47)	160	163,534
4.95%, 06/01/35	200	221,140
5.25%, 02/01/41 (Call 08/01/40)	200	233,389
5.65%, 02/01/37	96	115,046
5.69%, 03/01/40(a)	124	154,308
5.95%, 02/01/38	350	436,194
Georgia Power Co.
4.30%, 03/15/42	550	531,522
4.30%, 03/15/43	46	44,441
Series 10-C, 4.75%, 09/01/40	263	269,373
Iberdrola International BV, 6.75%, 07/15/36	150	183,071
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	250	251,885
6.05%, 03/15/37	105	127,304
Series K, 4.55%, 03/15/46 (Call 09/15/45)	50	52,544
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	325	301,102
6.25%, 07/15/39	5	6,403
Kansas City Power & Light Co.
4.20%, 03/15/48 (Call 09/15/47)	225	219,795
5.30%, 10/01/41 (Call 04/01/41)	195	221,633
Kentucky Utilities Co., 5.13%,11/01/40 (Call 05/01/40)	214	243,523
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	215	200,405
4.25%, 05/01/46 (Call 11/01/45)	111	114,150
4.40%, 10/15/44 (Call 04/15/44)	225	236,146
4.80%, 09/15/43 (Call 03/15/43)	200	220,777
5.75%, 11/01/35	11	13,226
6.75%, 12/30/31	11	14,202
Minejesa Capital BV, 5.63%, 08/10/37(b)	500	463,873
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	250	235,579
National Grid USA, 5.80%, 04/01/35	180	209,348
Nevada Power Co., Series N, 6.65%, 04/01/36	100	129,118
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)(b)	900	850,277
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)(a)	350	321,691
3.60%, 05/15/46 (Call 11/15/45)	50	46,752
4.00%, 08/15/45 (Call 02/15/45)	90	89,837
4.13%, 05/15/44 (Call 11/15/43)	7	7,102
5.35%, 11/01/39	5	5,840

Security	Par (000)	Value

Electric (continued)
6.25%, 06/01/36	$106	$133,667
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	161	162,460
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	104,031
5.50%, 03/15/40	241	283,742
Oglethorpe Power Corp.
4.55%, 06/01/44	500	499,734
5.25%, 09/01/50	25	27,160
5.38%, 11/01/40	175	198,037
5.95%, 11/01/39	5	6,064
Ohio Edison Co., 6.88%, 07/15/36	290	382,174
Ohio Power Co., 4.15%, 04/01/48 (Call 10/01/47)(a)	250	252,619
Oklahoma Gas & Electric Co., 4.15%, 04/01/47
(Call 10/01/46)	200	198,472
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)	100	97,036
4.55%, 12/01/41 (Call 06/01/41)	150	160,724
5.25%, 09/30/40	305	353,529
5.30%, 06/01/42 (Call 12/01/41)	285	334,135
7.25%, 01/15/33	200	272,216
Pacific Gas & Electric Co.
3.95%, 12/01/47 (Call 06/01/47)	300	264,159
4.00%, 12/01/46 (Call 06/01/46)	200	178,160
4.25%, 03/15/46 (Call 09/15/45)	11	10,141
4.30%, 03/15/45 (Call 09/15/44)	50	46,619
4.60%, 06/15/43 (Call 12/15/42)	13	12,493
4.75%, 02/15/44 (Call 08/15/43)	150	147,780
5.13%, 11/15/43 (Call 05/15/43)	300	311,250
5.40%, 01/15/40	450	480,739
5.80%, 03/01/37(a)	150	165,870
6.05%, 03/01/34	800	898,952
6.25%, 03/01/39	400	452,440
6.35%, 02/15/38	50	57,473
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	45	44,891
4.13%, 01/15/49 (Call 07/15/48)	250	250,014
6.00%, 01/15/39	350	437,099
6.10%, 08/01/36	105	130,291
6.25%, 10/15/37	50	63,558
6.35%, 07/15/38	150	193,478
PECO Energy Co.
3.90%, 03/01/48 (Call 09/01/47)	250	245,438
4.15%, 10/01/44 (Call 04/01/44)	200	202,651
5.95%, 10/01/36	111	136,588
Perusahaan Listrik Negara PT, 6.15%, 05/21/48(b)	800	843,539
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	116	116,797
6.50%, 11/15/37	175	225,340
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	250	230,064
4.70%, 06/01/43 (Call 12/01/42)	50	50,752
5.00%, 03/15/44 (Call 09/15/43)	300	315,157
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	200	196,809
4.15%, 06/15/48 (Call 12/15/47)	150	151,898
6.25%, 05/15/39	61	78,311
Progress Energy Inc., 7.75%, 03/01/31	359	479,680
PSEG Power LLC, 8.63%, 04/15/31	200	264,787

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	$200	$188,543
3.80%, 06/15/47 (Call 12/15/46)(a)	300	287,014
4.10%, 06/15/48 (Call 12/15/47)	500	506,557
4.30%, 03/15/44 (Call 09/15/43)	150	155,600
6.50%, 08/01/38	100	131,515
Series 17, 6.25%, 09/01/37	60	76,915
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	220	205,045
3.65%, 09/01/42 (Call 03/01/42)	75	71,020
3.80%, 03/01/46 (Call 09/01/45)	225	217,683
3.95%, 05/01/42 (Call 11/01/41)	250	248,241
4.05%, 05/01/48 (Call 11/01/47)	100	101,094
5.50%, 03/01/40	50	60,128
5.80%, 05/01/37	100	122,961
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	111	115,334
5.64%, 04/15/41 (Call 10/15/40)	235	283,111
5.76%, 10/01/39	200	244,887
5.80%, 03/15/40	56	68,971
6.27%, 03/15/37	5	6,319
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	100	99,752
4.50%, 08/15/40	100	103,746
6.00%, 06/01/39	163	201,126
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	200	185,141
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	600	622,392
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	400	368,112
4.00%, 02/01/48 (Call 08/01/47)	300	272,337
6.00%, 10/15/39	425	502,501
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)(a)	250	232,267
4.35%, 02/01/42 (Call 08/01/41)	100	97,528
4.50%, 06/01/64 (Call 12/01/63)	250	231,725
4.60%, 06/15/43 (Call 12/15/42)	116	116,309
5.10%, 06/01/65 (Call 12/01/64)	150	153,894
5.30%, 05/15/33	5	5,396
6.05%, 01/15/38	248	285,557
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	400	383,477
4.05%, 03/15/42 (Call 09/15/41)	95	91,448
4.50%, 09/01/40 (Call 03/01/40)	48	49,079
4.65%, 10/01/43 (Call 04/01/43)	400	421,835
5.50%, 03/15/40	217	247,254
5.63%, 02/01/36	75	84,966
6.00%, 01/15/34	266	313,602
6.05%, 03/15/39	150	181,607
6.65%, 04/01/29	250	296,842
Series 04-G, 5.75%, 04/01/35	105	121,158
Series 05-E, 5.35%, 07/15/35	50	55,557
Series 06-E, 5.55%, 01/15/37	130	147,653
Series 08-A, 5.95%, 02/01/38	150	178,118
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	205	191,718
Series C, 3.60%, 02/01/45 (Call 08/01/44)(a)	200	179,870
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	250	243,263
4.40%, 07/01/46 (Call 01/01/46)	300	288,664
Southern Power Co., 5.15%, 09/15/41	325	332,101

Security	Par (000)	Value
Electric (continued)
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	$300	$280,227
6.20%, 03/15/40	100	121,996
Series L, 3.85%, 02/01/48 (Call 08/01/47)	100	92,716
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	250	222,952
3.70%, 08/15/47 (Call 02/15/47)	250	234,842
4.50%, 08/15/41 (Call 02/15/41)	100	105,408
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(b)	800	766,285
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	75	73,995
4.35%, 05/15/44 (Call 11/15/43)	150	150,006
Toledo Edison Co. (The), 6.15%, 05/15/37	200	243,576
TransAlta Corp., 6.50%, 03/15/40	100	98,676
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	250	246,091
8.45%, 03/15/39	111	169,496
Virginia Electric & Power Co. 4.00%, 01/15/43 (Call 07/15/42)	116	112,321
4.20%, 05/15/45 (Call 11/15/44)	7	6,915
4.45%, 02/15/44 (Call 08/15/43)	50	50,991
8.88%, 11/15/38	300	466,628
Series A, 6.00%, 05/15/37	50	61,142
Series B, 6.00%, 01/15/36	250	302,155
Series D, 4.65%, 08/15/43 (Call 02/15/43)(a)	71	75,584
Westar Energy Inc. 4.10%, 04/01/43 (Call 10/01/42)(a)	5	5,000
4.13%, 03/01/42 (Call 09/01/41)	300	300,232
4.25%, 12/01/45 (Call 06/01/45)	200	203,658
4.63%, 09/01/43 (Call 03/01/43)	105	111,365
Wisconsin Power & Light Co., 6.38%, 08/15/37	225	286,157
Wisconsin Public Service Corp., 4.75%, 11/01/44
(Call 05/01/44)(a)	205	225,837
Xcel Energy Inc., 6.50%, 07/01/36	50	64,404

		64,393,627

Electronics — 0.3%
Corning Inc. 4.38%, 11/15/57 (Call 05/15/57)	250	224,984
4.75%, 03/15/42(a)	100	101,334
5.75%, 08/15/40	200	231,382
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	225	218,806
Honeywell International Inc., 3.81%, 11/21/47 (Call 05/21/47)	501	486,894
Tyco Electronics Group SA, 7.13%, 10/01/37	200	270,064

		1,533,464

Engineering & Construction — 0.2%
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	1,200	1,064,916

Environmental Control — 0.1%
Republic Services Inc., 5.70%, 05/15/41 (Call 11/15/40)	30	35,271
Waste Management Inc. 3.90%, 03/01/35 (Call 09/01/34)(a)	250	245,291
4.10%, 03/01/45 (Call 09/01/44)	175	173,242
7.00%, 07/15/28	—	—

		453,804

Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	11	12,983

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food (continued)
Campbell Soup Co. 3.80%, 08/02/42	$6	$4,716
4.80%, 03/15/48 (Call 09/15/47)	330	301,615
Conagra Brands Inc. 7.00%, 10/01/28	150	175,417
8.25%, 09/15/30	100	127,942
General Mills Inc. 4.15%, 02/15/43 (Call 08/15/42)	5	4,532
4.55%, 04/17/38 (Call 10/17/37)	500	490,829
4.70%, 04/17/48 (Call 10/17/47)	200	195,742
5.40%, 06/15/40	100	108,954
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	100	89,946
JM Smucker Co. (The) 4.25%, 03/15/35	400	383,720
4.38%, 03/15/45	100	93,291
Kellogg Co. 4.50%, 04/01/46	175	167,432
Series B, 7.45%, 04/01/31	320	411,567
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	439,652
Kraft Heinz Foods Co. 4.38%, 06/01/46 (Call 12/01/45)	910	797,126
4.63%, 01/30/29 (Call 10/30/28)(a)	1,000	999,271
5.00%, 07/15/35 (Call 01/15/35)	400	395,074
5.00%, 06/04/42	750	721,095
5.20%, 07/15/45 (Call 01/15/45)	700	681,972
6.50%, 02/09/40	275	312,339
6.88%, 01/26/39	380	448,325
Kroger Co. (The) 3.88%, 10/15/46 (Call 04/15/46)	250	211,982
4.45%, 02/01/47 (Call 08/01/46)(a)	140	130,533
5.00%, 04/15/42 (Call 10/15/41)	100	98,969
5.15%, 08/01/43 (Call 02/01/43)	250	250,355
5.40%, 07/15/40 (Call 01/15/40)	200	210,203
6.90%, 04/15/38	300	360,830
7.50%, 04/01/31	150	186,954
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	200	193,294
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	275	271,442
Sysco Corp. 4.45%, 03/15/48 (Call 09/15/47)(a)	150	149,169
4.50%, 04/01/46 (Call 10/01/45)	396	395,644
4.85%, 10/01/45 (Call 04/01/45)	100	105,005
5.38%, 09/21/35	150	167,746
Tyson Foods Inc. 4.88%, 08/15/34 (Call 02/15/34)	375	383,134
5.15%, 08/15/44 (Call 02/15/44)	325	333,504

		10,812,304

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47 (Call 05/02/47)	200	195,902
Georgia-Pacific LLC 7.75%, 11/15/29	335	445,941
8.88%, 05/15/31	14	20,546
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	451	413,180
4.40%, 08/15/47 (Call 02/15/47)	275	253,660
4.80%, 06/15/44 (Call 12/15/43)	240	237,617
5.00%, 09/15/35 (Call 03/15/35)	50	51,594
5.15%, 05/15/46 (Call 11/15/45)	175	179,399

Security	Par (000)	Value
Forest Products & Paper (continued)
6.00%, 11/15/41 (Call 05/15/41)	$325	$362,425
7.30%, 11/15/39	330	420,566

		2,580,830

Gas — 0.8%
Atmos Energy Corp. 4.13%, 10/15/44 (Call 04/15/44)	400	397,883
4.15%, 01/15/43 (Call 07/15/42)	100	99,449
5.50%, 06/15/41 (Call 12/15/40)	5	5,842
Brooklyn Union Gas Co. (The), 4.27%, 03/15/48
(Call 09/15/47)(b)	1,200	1,207,367
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	165	154,163
5.85%, 01/15/41 (Call 07/15/40)	100	119,121
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	225	226,113
4.80%, 11/01/43 (Call 05/01/43)	115	118,015
NiSource Inc.
3.95%, 03/30/48 (Call 12/30/47)	10	9,245
4.80%, 02/15/44 (Call 08/15/43)	195	202,637
5.25%, 02/15/43 (Call 08/15/42)	475	526,134
5.65%, 02/01/45 (Call 08/01/44)	276	318,412
5.95%, 06/15/41 (Call 12/15/40)	200	234,279
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	225	240,885
Piedmont Natural Gas Co. Inc., 4.65%, 08/01/43
(Call 02/01/43)	153	163,874
Southern California Gas Co., 3.75%, 09/15/42 (Call 03/15/42)	5	4,752
Southern Co. Gas Capital Corp. 3.95%, 10/01/46 (Call 04/01/46)	250	228,032
4.40%, 06/01/43 (Call 12/01/42)	6	5,937
4.40%, 05/30/47 (Call 11/30/46)	90	87,270
5.88%, 03/15/41 (Call 09/15/40)	325	378,461
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	100	92,529

		4,820,400

Hand & Machine Tools — 0.1%
Snap-On Inc., 4.10%, 03/01/48 (Call 09/01/47)	195	196,301
Stanley Black & Decker Inc., 5.20%, 09/01/40	200	223,992

		420,293

Health Care — Products — 1.9%
Abbott Laboratories 4.75%, 11/30/36 (Call 05/30/36)(a)	660	703,513
4.75%, 04/15/43 (Call 10/15/42)	350	374,212
4.90%, 11/30/46 (Call 05/30/46)	1,150	1,252,756
5.30%, 05/27/40	250	280,223
6.00%, 04/01/39	250	298,731
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	450	386,076
Becton Dickinson and Co. 4.67%, 06/06/47 (Call 12/06/46)	435	430,420
4.69%, 12/15/44 (Call 06/15/44)	500	495,315
5.00%, 11/12/40	100	102,627
Boston Scientific Corp. 7.00%, 11/15/35	130	164,877
7.38%, 01/15/40	150	201,651
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	100	104,487
Koninklijke Philips NV, 5.00%, 03/15/42(a)	419	465,804
Medtronic Inc.
4.38%, 03/15/35	775	810,276
4.50%, 03/15/42 (Call 09/15/41)	86	89,741
4.63%, 03/15/44 (Call 09/15/43)	435	462,985
4.63%, 03/15/45	1,600	1,715,117

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
5.55%, 03/15/40	$320	$378,287
6.50%, 03/15/39	100	129,217
Stryker Corp. 4.10%, 04/01/43 (Call 10/01/42)	405	386,351
4.38%, 05/15/44 (Call 12/15/43)	120	119,819
4.63%, 03/15/46 (Call 09/15/45)	180	186,193
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	300	288,419
5.30%, 02/01/44 (Call 08/01/43)(a)	250	279,397
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	250	238,189
4.45%, 08/15/45 (Call 07/15/45)	50	48,221
5.75%, 11/30/39(a)	150	169,784

		10,562,688

Health Care — Services — 2.5%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	200	178,505
4.13%, 11/15/42 (Call 05/15/42)	200	186,963
4.50%, 05/15/42 (Call 11/15/41)	250	248,718
4.75%, 03/15/44 (Call 09/15/43)	225	224,880
6.63%, 06/15/36	200	249,688
6.75%, 12/15/37	85	108,254
Anthem Inc.
4.38%,12/01/47 (Call 06/01/47)	500	467,851
4.55%, 03/01/48 (Call 09/01/47)	475	458,839
4.63%, 05/15/42	500	485,567
4.65%, 01/15/43	300	294,502
4.65%, 08/15/44 (Call 02/15/44)	200	195,165
5.10%, 01/15/44	50	52,139
Ascension Health
3.95%, 11/15/46	508	506,960
4.85%, 11/15/53	11	12,485
Baylor Scott & White Holdings 3.97%, 11/15/46 (Call 05/15/46)	250	243,994
4.19%, 11/15/45 (Call 05/15/45)	166	167,950
Catholic Health Initiatives, 4.35%, 11/01/42	325	306,417
Cigna Corp., 3.88%, 10/15/47 (Call 04/15/47)	545	466,659
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	200	200,913
Dignity Health
4.50%, 11/01/42	100	96,105
5.27%, 11/01/64	100	101,946
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	235	234,883
4.80%, 03/15/47 (Call 09/14/46)	180	186,067
4.95%, 10/01/44 (Call 04/01/44)	250	262,219
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	60	58,439
Kaiser Foundation Hospitals 4.15%, 05/01/47 (Call 11/01/46)	650	668,009
4.88%, 04/01/42	100	113,245
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	300	296,029
Mayo Clinic, Series 2013, 4.00%, 11/15/47	11	10,911
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	275	279,018
Series 2015, 4.20%, 07/01/55	300	307,261
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	150	144,196

Security	Par (000)	Value

Health Care - Services (continued)
New York and Presbyterian Hospital (The) 4.02%, 08/01/45	$21	$20,939
4.06%, 08/01/56	350	346,583
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	400	366,984
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	250	233,499
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)(a)	272	267,855
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	250	243,416
Texas Health Resources, 4.33%, 11/15/55	9	9,214
UnitedHealth Group Inc. 3.75%, 10/15/47 (Call 04/15/47)(a)	200	187,101
3.95%, 10/15/42 (Call 04/15/42)	82	79,620
4.20%, 01/15/47 (Call 07/15/46)	250	250,218
4.25%, 03/15/43 (Call 09/15/42)	350	352,120
4.25%, 04/15/47 (Call 10/15/46)	200	200,735
4.25%, 06/15/48 (Call 12/15/47)	375	377,173
4.38%, 03/15/42 (Call 09/15/41)	200	206,712
4.63%, 07/15/35	200	214,537
4.63%, 11/15/41 (Call 05/15/41)	100	105,787
4.75%, 07/15/45	1,200	1,301,023
5.70%, 10/15/40 (Call 04/15/40)	100	120,003
5.80%, 03/15/36	250	299,759
5.95%, 02/15/41 (Call 08/15/40)	200	247,099
6.50%, 06/15/37	100	129,878
6.63%, 11/15/37	111	145,732
6.88%, 02/15/38	300	404,685

		13,925,449

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	145	130,518

Household Products & Wares — 0.1%
Kimberly-Clark Corp. 3.20%, 07/30/46 (Call 01/30/46)	150	130,252
3.90%, 05/04/47 (Call 11/04/46)	250	246,687
5.30%, 03/01/41	6	7,074
6.63%, 08/01/37(a)	295	391,725

		775,738

Housewares — 0.1%
Newell Brands Inc. 5.38%, 04/01/36 (Call 10/01/35)	200	192,931
5.50%, 04/01/46 (Call 10/01/45)	500	479,758

		672,689

Insurance — 4.9%
ACE Capital Trust II, 9.70%, 04/01/30	100	140,500
Aflac Inc., 4.00%, 10/15/46 (Call 04/15/46)	250	238,374
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	125	127,643
Allstate Corp. (The) 4.20%, 12/15/46 (Call 06/15/46)	45	44,704
4.50%, 06/15/43	245	255,075
5.35%, 06/01/33(a)	68	76,997
5.55%, 05/09/35	376	434,462
5.95%, 04/01/36	50	60,335
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	200	190,800
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)	590	536,032
4.38%, 01/15/55 (Call 07/15/54)	450	403,088
4.50%, 07/16/44 (Call 01/16/44)	375	357,345

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.70%, 07/10/35 (Call 01/10/35)	$225	$223,884
4.75%, 04/01/48 (Call 10/01/47)	325	321,761
4.80%, 07/10/45 (Call 01/10/45)	250	248,322
6.25%, 05/01/36	400	461,796
Aon PLC 4.60%, 06/14/44 (Call 03/14/44)	200	200,141
4.75%, 05/15/45 (Call 11/15/44)	246	250,067
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	220	237,167
Assurant Inc., 6.75%, 02/15/34	100	116,244
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)(b)	550	518,021
AXA SA, 8.60%, 12/15/30	340	442,000
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48 (Call 02/15/48)	150	152,299
4.30%, 05/15/43	118	120,906
4.40%, 05/15/42	325	339,371
5.75%, 01/15/40	250	303,070
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	175	185,042
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	425	356,104
Chubb Corp. (The), 6.00%, 05/11/37	210	259,341
Chubb INA Holdings Inc. 4.15%, 03/13/43	350	352,655
4.35%,11/03/45 (Call 05/03/45)	600	624,668
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	200	204,877
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(b)(c)(d)	500	454,731
Hartford Financial Services Group Inc. (The) 4.30%, 04/15/43	14	13,523
4.40%, 03/15/48 (Call 09/15/47)(a)	100	98,438
5.95%, 10/15/36	200	235,485
6.10%, 10/01/41	325	387,989
Liberty Mutual Group Inc., 4.85%, 08/01/44(a)(b)	750	769,022
Lincoln National Corp. 4.35%, 03/01/48 (Call 09/01/47)	400	380,379
6.15%, 04/07/36	175	201,571
6.30%, 10/09/37	16	19,186
7.00%, 06/15/40	100	128,831
Loews Corp. 4.13%, 05/15/43 (Call 11/15/42)	200	191,292
6.00%, 02/01/35	150	174,072
Manulife Financial Corp., 5.38%, 03/04/46	300	342,372
Markel Corp. 4.30%, 11/01/47 (Call 05/01/47)	100	92,546
5.00%, 04/05/46	150	155,865
Marsh & McLennan Companies Inc. 4.20%, 03/01/48 (Call 09/01/47)	185	182,999
4.35%, 01/30/47 (Call 07/30/46)(a)	172	174,321
5.88%, 08/01/33	150	178,492
Massachusetts Mutual Life Insurance Co., 4.50%, 04/15/65(b)	500	482,917
MetLife Inc. 4.05%, 03/01/45	900	850,125
4.13%, 08/13/42	400	384,325
4.60%, 05/13/46 (Call 12/13/45)(a)	350	359,848
4.72%, 12/15/44	250	260,505
4.88%, 11/13/43	400	425,444
5.70%, 06/15/35	550	641,446
6.38%, 06/15/34	100	121,734
6.40%, 12/15/66 (Call 12/15/31)	445	475,038
6.50%, 12/15/32	225	280,636
10.75%, 08/01/69 (Call 08/01/39)	16	24,640

Security	Par (000)	Value

Insurance (continued)
Nationwide Financial Services Inc., 5.30%, 11/18/44(b)	$600	$644,984
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(b)	500	794,939
Northwestern Mutual Life Insurance Co. (The), 6.06%, 03/30/40(b)	1,000	1,256,037
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(b)(c)(d)	600	548,250
Principal Financial Group Inc. 4.35%, 05/15/43	300	294,808
4.63%, 09/15/42	5	5,120
6.05%, 10/15/36	191	228,576
Progressive Corp. (The) 3.70%, 01/26/45	150	139,121
4.13%, 04/15/47 (Call 10/15/46)	200	197,715
4.20%, 03/15/48 (Call 09/15/47)	400	399,598
4.35%, 04/25/44	136	138,405
6.25%, 12/01/32	100	122,976
Prudential Financial Inc. 3.91%, 12/07/47 (Call 06/07/47)	200	184,233
3.94%, 12/07/49 (Call 06/07/49)	300	276,615
4.42%, 03/27/48 (Call 09/27/47)(a)	250	253,363
4.60%, 05/15/44	375	386,272
5.70%, 12/14/36	300	348,355
6.63%, 06/21/40	5	6,337
Sompo International Holdings Ltd., 7.00%, 07/15/34	175	207,570
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47 (Call 11/15/46)(b)	1,250	1,234,145
Transatlantic Holdings Inc., 8.00%, 11/30/39	150	208,300
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	200	187,117
4.00%, 05/30/47 (Call 11/30/46)	350	342,119
4.05%, 03/07/48 (Call 09/07/47)	210	206,587
4.30%, 08/25/45 (Call 02/25/45)	235	238,603
4.60%, 08/01/43	66	69,725
5.35%, 11/01/40	200	232,222
6.25%, 06/15/37	175	220,912
6.75%, 06/20/36	50	65,514
Travelers Property Casualty Corp., 6.38%, 03/15/33	110	138,499
Unum Group, 5.75%, 08/15/42	210	224,466
Voya Financial Inc. 4.80%, 06/15/46	100	100,277
5.70%, 07/15/43	200	224,725
WR Berkley Corp., 4.75%, 08/01/44	50	50,102
XLIT Ltd., 5.50%, 03/31/45	226	243,369

		27,690,819

Internet — 1.0%
Alibaba Group Holding Ltd. 4.00%, 12/06/37 (Call 06/06/37)	300	281,329
4.20%, 12/06/47 (Call 06/06/47)	700	659,933
4.50%, 11/28/34 (Call 05/28/34)	600	602,547
Amazon.com Inc. 3.88%, 08/22/37 (Call 02/22/37)(a)	75	74,196
4.05%, 08/22/47 (Call 02/22/47)	1,000	989,147
4.25%, 08/22/57 (Call 02/22/57)(a)	900	901,518
4.80%, 12/05/34 (Call 06/05/34)	860	944,863
4.95%, 12/05/44 (Call 06/05/44)	610	692,321
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)(a)	400	333,966

		5,479,820

Iron & Steel — 0.5%
ArcelorMittal, 7.00%, 10/15/39	250	291,142

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Nucor Corp. 5.20%, 08/01/43 (Call 02/01/43)	$199	$220,158
6.40%, 12/01/37	276	342,762
Vale Overseas Ltd. 6.88%, 11/21/36	850	978,562
6.88%, 11/10/39	575	668,438
8.25%, 01/17/34	255	323,238

		2,824,300

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)(a)	100	94,718

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	357	369,965
Caterpillar Inc. 3.80%, 08/15/42	810	782,396
4.30%, 05/15/44 (Call 11/15/43)	100	105,040
4.75%, 05/15/64 (Call 11/15/63)	225	237,772
5.20%, 05/27/41	175	202,371
5.30%, 09/15/35	11	12,745
6.05%, 08/15/36(a)	111	137,076
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)(a)	150	165,761
Deere & Co. 3.90%, 06/09/42 (Call 12/09/41)	295	295,860
5.38%, 10/16/29(a)	200	229,071
7.13%, 03/03/31	101	131,502
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)(a)	225	222,273

		2,891,832

Manufacturing —1.6%
3M Co. 3.13%, 09/19/46 (Call 03/19/46)	250	216,153
3.63%, 10/15/47 (Call 04/15/47)(a)	215	203,920
3.88%, 06/15/44	150	148,072
5.70%, 03/15/37	150	183,010
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	45	42,763
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	250	287,467
Eaton Corp. 4.00%, 11/02/32(a)	800	801,884
4.15%, 11/02/42	200	192,212
General Electric Co. 4.13%, 10/09/42	600	550,957
4.50%, 03/11/44	800	776,028
5.88%, 01/14/38	750	857,722
6.15%, 08/07/37	400	469,032
6.88%, 01/10/39	625	790,335
Series A, 6.75%, 03/15/32	850	1,053,878
Illinois Tool Works Inc. 3.90%, 09/01/42 (Call 03/01/42)	200	198,682
4.88%, 09/15/41 (Call 03/15/41)	200	223,940
Ingersoll-Rand Global Holding Co. Ltd. 4.30%, 02/21/48 (Call 08/21/47)	150	146,146
5.75%, 06/15/43	150	173,480
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	140	142,902
Parker-Hannifin Corp. 4.10%, 03/01/47 (Call 09/01/46)	75	74,943
4.20%, 11/21/34 (Call 05/21/34)	100	101,637
4.45%, 11/21/44 (Call 05/21/44)	200	208,901
Series A, 6.25%, 05/15/38	100	125,323

Security	Par (000)	Value

Manufacturing (continued)
Siemens Financieringsmaatschappij NV 3.30%, 09/15/46(b)	$150	$130,256
4.20%, 03/16/47(b)	1,250	1,269,794

		9,369,437

Media — 5.2%
21st Century Fox America Inc. 4.75%, 09/15/44 (Call 03/15/44)	200	211,630
4.95%, 10/15/45 (Call 04/15/45)	200	219,268
5.40%, 10/01/43	200	229,320
6.15%, 03/01/37	375	456,994
6.15%, 02/15/41	650	803,674
6.20%, 12/15/34	500	608,640
6.40%, 12/15/35	302	373,864
6.55%, 03/15/33	275	342,262
6.65%, 11/15/37	300	389,254
6.90%, 08/15/39	36	47,486
7.75%, 12/01/45	150	221,433
7.85%, 03/01/39	200	288,513
8.15%, 10/17/36	100	143,238
CBS Corp. 4.60%, 01/15/45 (Call 07/15/44)	200	187,896
4.85%, 07/01/42 (Call 01/01/42)	270	261,603
4.90%, 08/15/44 (Call 02/15/44)	245	237,439
5.50%, 05/15/33	150	158,440
5.90%,10/15/40 (Call 04/15/40)	50	55,505
7.88%, 07/30/30	200	250,427
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 04/01/38 (Call 10/01/37)	520	501,427
5.38%, 05/01/47 (Call 11/01/46)	650	612,328
5.75%, 04/01/48 (Call 10/01/47)	395	389,265
6.38%, 10/23/35 (Call 04/23/35)	600	642,268
6.48%, 10/23/45 (Call 04/23/45)	1,300	1,388,855
6.83%, 10/23/55 (Call 04/23/55)	250	274,914
Comcast Corp. 3.20%, 07/15/36 (Call 01/15/36)	625	538,187
3.40%, 07/15/46 (Call 01/15/46)	450	373,333
3.90%, 03/01/38 (Call 09/01/37)	300	278,355
3.97%, 11/01/47 (Call 05/01/47)	750	680,726
4.00%, 03/01/48 (Call 09/01/47)	50	45,296
4.00%, 11/01/49 (Call 05/01/49)(a)	535	484,552
4.05%, 11/01/52 (Call 05/01/52)	300	266,431
4.20%, 08/15/34 (Call 02/15/34)	550	538,288
4.25%, 01/15/33	1,400	1,394,651
4.40%, 08/15/35 (Call 02/25/35)	500	498,548
4.50%, 01/15/43	200	193,773
4.60%, 08/15/45 (Call 02/15/45)	610	601,291
4.65%, 07/15/42	250	250,922
4.75%, 03/01/44	525	533,268
5.65%, 06/15/35	111	124,432
6.40%, 05/15/38	47	56,873
6.50%, 11/15/35(a)	475	577,421
7.05%, 03/15/33	161	205,380
Cox Communications Inc., 8.38%, 03/01/39(a)(b)	750	985,646
Discovery Communications LLC 4.88%, 04/01/43	150	138,946
4.95%, 05/15/42	225	211,284
5.00%, 09/20/37 (Call 03/20/37)	375	365,640
5.20%, 09/20/47 (Call 03/20/47)(a)	300	291,040
6.35%, 06/01/40	400	439,075

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Grupo Televisa SAB 5.00%, 05/13/45 (Call 11/13/44)	$250	$231,291
6.63%, 01/15/40	300	339,873
NBCUniversal Media LLC 4.45%, 01/15/43	500	481,814
5.95%, 04/01/41	700	812,746
Thomson Reuters Corp. 5.50%, 08/15/35	150	160,168
5.65%,11/23/43 (Call 05/23/43)	125	135,284
5.85%, 04/15/40(a)	250	272,435
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)	400	337,790
5.50%, 09/01/41 (Call 03/01/41)	500	481,443
5.88%,11/15/40 (Call 05/15/40)	400	400,450
6.55%, 05/01/37(a)	375	405,668
6.75%, 06/15/39	275	303,365
7.30%, 07/01/38	550	640,182
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	450	565,732
Viacom Inc. 4.38%, 03/15/43	490	422,836
5.25%, 04/01/44 (Call 10/01/43)	200	194,347
5.85%, 09/01/43 (Call 03/01/43)	350	364,638
6.88%, 04/30/36	400	452,767
Walt Disney Co. (The) 3.00%, 07/30/46	125	103,613
3.70%, 12/01/42	200	184,703
4.13%, 06/01/44(a)	350	347,109
4.38%, 08/16/41	250	258,043
7.00%, 03/01/32	200	260,302
Series E, 4.13%, 12/01/41	200	198,777
Warner Media LLC 4.65%, 06/01/44 (Call 12/01/43)	380	348,252
4.85%, 07/15/45 (Call 01/15/45)	100	93,632
4.90%, 06/15/42	175	163,881
5.35%, 12/15/43	325	318,544
5.38%, 10/15/41	350	345,827
6.10%, 07/15/40	100	107,858
6.25%, 03/29/41	200	222,404

		29,325,075

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 3.90%, 01/15/43 (Call 07/15/42)	166	161,009
4.38%, 06/15/45 (Call 12/15/44)	86	89,552
Timken Co. (The), 4.50%,12/15/28 (Call 09/15/28)	100	99,921
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	60	55,432

		405,914

Mining — 1.6%
Barrick Gold Corp., 5.25%, 04/01/42	320	331,669
Barrick North America Finance LLC 5.70%, 05/30/41(a)	225	245,358
5.75%, 05/01/43	300	330,493
Barrick PD Australia Finance Pty Ltd., 5.95%,10/15/39	325	358,882
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42	375	377,191
5.00%, 09/30/43(a)	900	1,009,060
Corp. Nacional del Cobre de Chile 4.25%, 07/17/42(b)	600	562,440
4.50%, 08/01/47 (Call 02/01/47)(b)	1,000	972,010
Goldcorp Inc., 5.45%, 06/09/44 (Call 12/09/43)(a)	311	331,741

Security	Par (000)	Value

Mining (continued)
Newmont Mining Corp. 4.88%, 03/15/42 (Call 09/15/41)(a)	$485	$477,628
5.88%, 04/01/35(a)	125	142,475
6.25%, 10/01/39	400	456,311
Rio Tinto Alcan Inc. 5.75%, 06/01/35	11	12,879
6.13%, 12/15/33	11	13,357
7.25%, 03/15/31	275	346,455
Rio Tinto Finance USA Ltd., 5.20%,11/02/40	325	367,709
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)(a)	463	456,623
4.75%, 03/22/42 (Call 09/22/41)	330	353,786
Southern Copper Corp. 5.25%, 11/08/42	325	326,431
5.88%, 04/23/45	475	516,096
6.75%, 04/16/40	400	473,675
7.50%, 07/27/35	300	370,500
Vale Canada Ltd., 7.20%, 09/15/32	100	109,625

		8,942,394

Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	70	69,195

Oil & Gas — 8.1%
Anadarko Finance Co., 7.50%, 05/01/31	225	281,964
Anadarko Petroleum Corp. 4.50%, 07/15/44 (Call 01/15/44)	355	334,472
6.20%, 03/15/40	250	282,293
6.45%, 09/15/36	550	639,078
6.60%, 03/15/46 (Call 09/15/45)	420	506,598
Andeavor, 4.50%, 04/01/48 (Call 10/01/47)	300	280,297
Apache Corp. 4.25%, 01/15/44 (Call 07/15/43)	340	304,201
4.75%, 04/15/43 (Call 10/15/42)	300	287,142
5.10%, 09/01/40 (Call 03/01/40)	500	498,949
6.00%, 01/15/37	422	466,580
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)(a)	500	500,339
Burlington Resources Finance Co. 7.20%, 08/15/31	300	385,890
7.40%,12/01/31	300	394,806
Canadian Natural Resources Ltd. 4.95%, 06/01/47 (Call 12/01/46)(a)	300	315,142
5.85%, 02/01/35	150	169,088
6.25%, 03/15/38	375	441,685
6.45%, 06/30/33	200	236,979
7.20%, 01/15/32	300	371,982
Cenovus Energy Inc. 5.25%, 06/15/37 (Call 12/15/36)	550	542,514
5.40%, 06/15/47 (Call 12/15/46)(a)	450	447,047
6.75%, 11/15/39	300	343,442
CNOOC Finance 2013 Ltd., 4.25%, 05/09/43	400	387,213
CNOOC Nexen Finance 2014 ULC, 4.88%, 04/30/44	400	422,204
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)(a)	335	338,911
Conoco Funding Co., 7.25%, 10/15/31	300	390,188
ConocoPhillips 5.90%, 10/15/32	13	15,483
5.90%, 05/15/38	100	121,649
6.50%, 02/01/39	850	1,104,227
ConocoPhillips Canada Funding Co. I, 5.95%,10/15/36	100	121,091

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	$200	$207,010
5.95%, 03/15/46 (Call 09/15/45)	175	224,000
ConocoPhillips Holding Co., 6.95%, 04/15/29	1,100	1,384,256
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	278	271,945
5.00%, 06/15/45 (Call 12/15/44)	400	404,353
5.60%, 07/15/41 (Call 01/15/41)	425	458,110
Ecopetrol SA 5.88%, 05/28/45(a)	500	495,700
7.38%, 09/18/43	475	534,375
Encana Corp. 6.50%, 08/15/34	500	588,650
6.50%, 02/01/38	400	475,506
6.63%, 08/15/37	30	35,898
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	300	296,629
Equinor ASA 3.95%, 05/15/43	475	461,497
4.25%, 11/23/41	350	354,496
4.80%, 11/08/43	300	328,970
5.10%, 08/17/40	230	263,118
Exxon Mobil Corp. 3.57%, 03/06/45 (Call 09/06/44)(a)	250	234,137
4.11%, 03/01/46 (Call 09/01/45)(a)	975	1,001,028
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(b)	800	882,504
Hess Corp. 5.60%, 02/15/41	475	481,997
5.80%, 04/01/47 (Call 10/01/46)	325	339,583
6.00%, 01/15/40	200	208,453
7.13%, 03/15/33	225	262,418
7.30%, 08/15/31	250	291,399
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)	800	832,000
Kerr-McGee Corp., 7.88%, 09/15/31	14	17,645
Marathon Oil Corp. 5.20%, 06/01/45 (Call 12/01/44)	200	210,761
6.60%, 10/01/37	400	472,645
6.80%, 03/15/32	26	30,866
Marathon Petroleum Corp. 4.75%, 09/15/44 (Call 03/15/44)	300	291,869
5.00%, 09/15/54 (Call 03/15/54)	200	194,969
6.50%, 03/01/41 (Call 09/01/40)	300	354,651
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	250	284,605
Nexen Energy ULC 6.40%, 05/15/37	400	492,400
7.50%, 07/30/39	400	556,690
7.88%, 03/15/32	160	216,800
Noble Energy Inc. 5.05%, 11/15/44 (Call 05/15/44)	350	343,702
5.25%, 11/15/43 (Call 05/15/43)	425	429,917
6.00%, 03/01/41 (Call 09/01/40)	400	433,593
Occidental Petroleum Corp. 4.10%, 02/15/47 (Call 08/15/46)	400	393,394
4.40%, 04/15/46 (Call 10/15/45)	400	411,810
4.63%, 06/15/45 (Call 12/15/44)	450	474,620
Pertamina Persero PT, 6.45%, 05/30/44(b)	1,200	1,315,229
Petro-Canada 5.35%, 07/15/33	125	137,809
5.95%, 05/15/35	11	12,778
6.80%, 05/15/38	475	609,660
Petroleos del Peru SA, 4.75%, 06/19/32(b)	600	585,450

Security	Par (000)	Value

Oil & Gas (continued)
Petroleos Mexicanos 5.50%, 06/27/44	$750	$620,025
5.63%, 01/23/46	875	720,912
6.38%, 01/23/45	1,100	985,457
6.50%, 06/02/41	1,050	961,432
6.63%, 06/15/35	700	677,250
6.63%, 06/15/38	300	285,561
6.75%, 09/21/47(a)	1,650	1,527,372
Petronas Capital Ltd., 4.50%, 03/18/45(b)	400	408,528
Phillips 66 4.65%, 11/15/34 (Call 05/15/34)	510	517,594
4.88%, 11/15/44 (Call 05/15/44)	490	507,730
5.88%, 05/01/42	440	508,066
Shell International Finance BV 3.75%, 09/12/46	420	393,932
4.00%, 05/10/46	650	639,669
4.13%, 05/11/35	600	611,931
4.38%, 05/11/45	1,450	1,498,279
4.55%, 08/12/43	450	477,813
5.50%, 03/25/40	300	356,086
6.38%, 12/15/38	800	1,037,827
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	500	526,827
Suncor Energy Inc. 4.00%, 11/15/47 (Call 05/15/47)(a)	85	80,019
5.95%, 12/01/34	150	175,313
6.50%, 06/15/38	415	516,276
6.85%, 06/01/39	325	417,623
Tosco Corp., 8.13%, 02/15/30	61	82,105
Valero Energy Corp. 4.90%, 03/15/45	250	258,485
6.63%, 06/15/37	450	544,661
7.50%, 04/15/32	275	351,725

		46,209,847

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	350	371,961
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	500	455,431
Halliburton Co. 4.50%, 11/15/41 (Call 05/15/41)	200	198,112
4.75%, 08/01/43 (Call 02/01/43)	350	354,243
4.85%, 11/15/35 (Call 05/15/35)	350	366,928
5.00%, 11/15/45 (Call 05/15/45)	700	745,870
6.70%, 09/15/38	21	26,226
7.45%, 09/15/39	375	502,976
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	400	344,580

		3,366,327

Packaging & Containers — 0.1%
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	128	144,921
WestRock MWV LLC 7.95%, 02/15/31	101	132,190
8.20%, 01/15/30	275	360,739

		637,850

Pharmaceuticals — 6.2%
AbbVie Inc. 4.30%, 05/14/36 (Call 11/14/35)	400	385,455
4.40%, 11/06/42	650	609,769
4.45%, 05/14/46 (Call 11/14/45)	500	473,360

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 05/14/35 (Call 11/14/34)(a)	$800	$782,753
4.70%, 05/14/45 (Call 11/14/44)	1,400	1,369,530
Allergan Funding SCS 4.55%, 03/15/35 (Call 09/15/34)(a)	900	884,046
4.75%, 03/15/45 (Call 09/15/44)	350	348,590
4.85%, 06/15/44 (Call 12/15/43)	575	570,230
AmerisourceBergen Corp. 4.25%, 03/01/45 (Call 09/01/44)	250	223,438
4.30%, 12/15/47 (Call 06/15/47)	150	134,954
AstraZeneca PLC 4.00%, 01/17/29 (Call 10/17/28)	625	624,400
4.00%, 09/18/42	320	301,440
4.38%, 11/16/45	550	549,186
6.45%, 09/15/37	700	877,436
Bayer U.S. Finance II LLC 4.20%, 07/15/34 (Call 01/15/34)(b)	350	327,250
4.38%, 12/15/28 (Call 09/15/28)(b)	1,500	1,484,594
4.40%, 07/15/44 (Call 01/15/44)(b)	275	250,177
4.65%, 11/15/43 (Call 05/15/43)(b)	74	69,144
4.70%, 07/15/64 (Call 01/15/64)(b)	250	218,651
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,000	979,936
Bristol-Myers Squibb Co. 3.25%, 08/01/42	49	43,389
4.50%, 03/01/44 (Call 09/01/43)(a)	250	265,332
Cardinal Health Inc. 4.37%, 06/15/47 (Call 12/15/46)(a)	245	214,507
4.50%, 11/15/44 (Call 05/15/44)	245	219,709
4.60%, 03/15/43	150	137,607
CVS Health Corp. 4.78%, 03/25/38 (Call 09/25/37)	2,150	2,142,694
4.88%, 07/20/35 (Call 01/20/35)	500	507,260
5.05%, 03/25/48 (Call 09/25/47)	2,350	2,398,147
5.13%, 07/20/45 (Call 01/20/45)	850	869,586
5.30%, 12/05/43 (Call 06/05/43)	173	182,694
Eli Lilly & Co. 3.70%, 03/01/45 (Call 09/01/44)	340	327,385
3.95%, 05/15/47 (Call 11/15/46)	305	306,314
5.55%, 03/15/37	166	199,539
Express Scripts Holding Co. 4.80%, 07/15/46 (Call 01/15/46)(a)	600	578,800
6.13%, 11/15/41	100	110,845
GlaxoSmithKline Capital Inc. 4.20%, 03/18/43(a)	235	238,439
5.38%, 04/15/34	200	230,831
6.38%, 05/15/38	650	836,390
Johnson & Johnson 3.50%, 01/15/48 (Call 07/15/47)	150	141,910
3.55%, 03/01/36 (Call 09/01/35)	450	437,430
3.63%, 03/03/37 (Call 09/03/36)	65	63,811
3.70%, 03/01/46 (Call 09/01/45)	1,000	968,811
3.75%, 03/03/47 (Call 09/03/46)	550	540,504
4.38%, 12/05/33 (Call 06/05/33)(a)	550	597,321
4.50%, 09/01/40	100	108,948
4.50%, 12/05/43 (Call 06/05/43)	300	331,040
4.85%, 05/15/41	36	41,511
4.95%, 05/15/33(a)	261	300,228
5.85%, 07/15/38	100	128,072
5.95%, 08/15/37	350	446,677

Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co. 4.60%, 06/01/44 (Call 12/01/43)	$153	$159,152
5.90%, 11/01/39	175	210,773
Merck & Co. Inc. 3.60%, 09/15/42 (Call 03/15/42)	511	491,041
3.70%, 02/10/45 (Call 08/10/44)	700	677,737
4.15%, 05/18/43(a)	645	666,859
Mylan Inc. 5.20%, 04/15/48 (Call 10/15/47)(b)	75	70,233
5.40%, 11/29/43 (Call 05/29/43)	300	288,053
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	400	375,016
Novartis Capital Corp. 3.70%, 09/21/42	25	24,327
4.00%, 11/20/45 (Call 05/20/45)(a)	550	555,889
4.40%, 05/06/44	675	719,613
Pfizer Inc. 4.00%, 12/15/36	260	264,971
4.13%, 12/15/46(a)	325	329,982
4.30%, 06/15/43	300	311,902
4.40%, 05/15/44	350	366,356
5.60%, 09/15/40	100	120,703
7.20%, 03/15/39	1,150	1,599,159
Pharmacia LLC, 6.60%, 12/01/28	500	608,726
Wyeth LLC 5.95%, 04/01/37	925	1,126,273
6.00%, 02/15/36	21	26,073
6.50%, 02/01/34	43	54,642
Zoetis Inc. 3.95%, 09/12/47 (Call 03/12/47)	220	203,998
4.70%, 02/01/43 (Call 08/01/42)	400	411,502

		35,043,050

Pipelines — 4.5%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,000	971,040
Buckeye Partners LP 5.60%, 10/15/44 (Call 04/15/44)	100	91,367
5.85%, 11/15/43 (Call 05/15/43)	100	94,857
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	175	195,708
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	125	113,793
Enbridge Energy Partners LP 5.50%, 09/15/40 (Call 03/15/40)	200	213,092
Series B, 7.50%, 04/15/38	300	383,920
Enbridge Inc. 4.50%, 06/10/44 (Call 12/10/43)	250	241,618
5.50%, 12/01/46 (Call 05/29/46)(a)	250	281,031
Energy Transfer Partners LP 4.90%, 03/15/35 (Call 09/15/34)	100	93,225
5.15%, 02/01/43 (Call 08/01/42)	200	187,892
5.15%, 03/15/45 (Call 09/15/44)	250	237,260
5.30%, 04/15/47 (Call 10/15/46)	400	387,504
6.05%, 06/01/41 (Call 12/01/40)	50	52,269
6.13%, 12/15/45 (Call 06/15/45)	400	423,724
6.50%, 02/01/42 (Call 08/01/41)	150	164,662
6.63%, 10/15/36	135	151,041
7.50%, 07/01/38	275	328,234
Enterprise Products Operating LLC 4.25%, 02/15/48 (Call 08/15/47)	250	235,728
4.45%, 02/15/43 (Call 08/15/42)	250	242,880
4.85%, 08/15/42 (Call 02/15/42)	370	379,100

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.85%, 03/15/44 (Call 09/15/43)	$450	$461,474
4.90%, 05/15/46 (Call 12/15/45)	450	465,395
4.95%, 10/15/54 (Call 04/15/54)	200	201,465
5.10%, 02/15/45 (Call 08/15/44)	375	398,171
5.70%, 02/15/42	200	226,197
5.95%, 02/01/41	250	288,963
6.13%, 10/15/39	145	169,267
7.55%, 04/15/38	150	199,580
Series D, 6.88%, 03/01/33	200	250,584
Series H, 6.65%, 10/15/34	141	171,170
EQT Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	200	212,062
Kinder Morgan Energy Partners LP 4.70%, 11/01/42 (Call 05/01/42)	250	233,772
5.00%, 08/15/42 (Call 02/15/42)	250	243,637
5.00%, 03/01/43 (Call 09/01/42)	250	243,432
5.40%, 09/01/44 (Call 03/01/44)	235	238,156
5.50%, 03/01/44 (Call 09/01/43)	150	153,750
5.80%, 03/15/35	400	421,552
6.38%, 03/01/41	230	255,002
6.55%, 09/15/40	100	112,795
6.95%, 01/15/38	500	589,941
7.30%, 08/15/33	36	42,945
7.40%, 03/15/31	118	139,629
7.50%, 11/15/40	50	61,631
7.75%, 03/15/32	100	122,597
Kinder Morgan Inc./DE 5.05%, 02/15/46 (Call 08/15/45)	430	422,011
5.20%, 03/01/48 (Call 09/01/47)(a)	250	250,573
5.30%, 12/01/34 (Call 06/01/34)	475	484,538
5.55%, 06/01/45 (Call 12/01/44)	380	396,928
7.75%, 01/15/32	325	404,141
Magellan Midstream Partners LP 4.20%, 10/03/47 (Call 04/03/47)	160	148,493
4.25%, 09/15/46 (Call 03/15/46)	200	190,366
5.15%, 10/15/43 (Call 04/15/43)	250	268,296
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	700	652,050
4.70%, 04/15/48 (Call 10/15/47)	350	327,883
5.20%, 03/01/47 (Call 09/01/46)	375	374,982
ONEOK Inc., 4.95%, 07/13/47 (Call 01/06/47)	250	250,137
ONEOK Partners LP 6.13%, 02/01/41 (Call 08/01/40)	225	251,190
6.20%, 09/15/43 (Call 03/15/43)	125	141,722
6.65%, 10/01/36	150	177,115
6.85%, 10/15/37	300	360,950
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	350	342,902
Plains All American Pipeline LP/PAA Finance Corp. 4.30%, 01/31/43 (Call 07/31/42)	30	25,712
4.70%, 06/15/44 (Call 12/15/43)	250	226,563
4.90%, 02/15/45 (Call 08/15/44)	200	186,907
5.15%, 06/01/42 (Call 12/01/41)	25	23,379
6.65%, 01/15/37	125	140,179
Spectra Energy Partners LP 4.50%, 03/15/45 (Call 09/15/44)	275	262,455
5.95%, 09/25/43 (Call 03/25/43)	150	168,280
Sunoco Logistics Partners Operations LP 4.95%, 01/15/43 (Call 07/15/42)	250	231,415
5.30%, 04/01/44 (Call 10/01/43)	275	263,917
5.35%, 05/15/45 (Call 11/15/44)	100	96,711

Security	Par (000)	Value

Pipelines (continued)
5.40%, 10/01/47 (Call 04/01/47)(a)	$1,450	$1,421,047
6.10%, 02/15/42	175	182,283
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	275	323,260
Texas Eastern Transmission LP, 7.00%, 07/15/32	200	245,951
TransCanada PipeLines Ltd. 4.63%, 03/01/34 (Call 12/01/33)	400	405,532
4.75%, 05/15/38 (Call 11/15/37)(a)	100	102,354
4.88%, 05/15/48 (Call 11/15/47)	250	257,380
5.00%, 10/16/43 (Call 04/16/43)(a)	360	371,674
5.60%, 03/31/34	200	220,270
5.85%, 03/15/36	100	113,294
6.10%, 06/01/40	279	321,159
6.20%, 10/15/37	200	235,736
7.25%, 08/15/38	325	419,273
7.63%, 01/15/39	200	267,627
Transcontinental Gas Pipe Line Co. LLC 4.45%, 08/01/42 (Call 02/01/42)	200	191,138
4.60%, 03/15/48 (Call 09/15/47)(b)	215	211,719
5.40%, 08/15/41 (Call 02/15/41)	76	82,696
Western Gas Partners LP, 5.45%, 04/01/44 (Call 10/01/43)	300	292,228
Williams Companies Inc. (The) 4.90%, 01/15/45 (Call 07/15/44)	225	219,586
5.10%, 09/15/45 (Call 03/15/45)	175	175,661
5.40%, 03/04/44 (Call 09/04/43)	225	234,299
5.80%, 11/15/43 (Call 05/15/43)	50	54,612
6.30%, 04/15/40	585	670,418

		25,462,104

Real Estate Investment Trusts — 0.7%
AvalonBay Communities Inc. 3.90%, 10/15/46 (Call 04/15/46)	195	184,594
4.15%, 07/01/47 (Call 01/01/47)(a)	150	147,612
ERP Operating LP 4.50%, 07/01/44 (Call 01/01/44)	100	102,812
4.50%, 06/01/45 (Call 12/01/44)	315	325,926
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	100	99,913
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	197	202,279
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	150	189,730
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	14	13,780
Kimco Realty Corp. 4.25%, 04/01/45 (Call 10/01/44)	250	226,680
4.45%, 09/01/47 (Call 03/01/47)	200	188,477
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	230	237,528
Regency Centers LP, 4.40%, 02/01/47 (Call 08/01/46)	200	193,502
Simon Property Group LP 4.25%, 10/01/44 (Call 04/01/44)	14	13,903
4.25%, 11/30/46 (Call 05/30/46)	80	79,945
4.75%, 03/15/42 (Call 09/15/41)	235	251,154
6.75%, 02/01/40 (Call 11/01/39)	395	521,348
Ventas Realty LP 4.38%, 02/01/45 (Call 08/01/44)	177	165,174
5.70%, 09/30/43 (Call 03/30/43)	11	12,320
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	100	120,645
Weyerhaeuser Co., 7.38%, 03/15/32	440	561,323

		3,838,645
Retail — 3.0%
Bed Bath & Beyond Inc. 4.92%, 08/01/34 (Call 02/01/34)	200	164,791
5.17%, 08/01/44 (Call 02/01/44)	200	151,660

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	$75	$71,134
Home Depot Inc. (The) 3.50%, 09/15/56 (Call 03/15/56)	300	265,205
3.90%, 06/15/47 (Call 12/15/46)(a)	100	96,879
4.20%, 04/01/43 (Call 10/01/42)	100	101,448
4.25%, 04/01/46 (Call 10/01/45)	440	448,535
4.40%, 03/15/45 (Call 09/15/44)	500	517,326
4.88%, 02/15/44 (Call 08/15/43)	525	582,843
5.40%, 09/15/40 (Call 03/15/40)	21	24,827
5.88%, 12/16/36	1,050	1,291,764
5.95%, 04/01/41 (Call 10/01/40)	507	634,368
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	100	96,644
Lowe’s Companies Inc. 3.70%, 04/15/46 (Call 10/15/45)	400	367,591
4.05%, 05/03/47 (Call 11/03/46)	350	342,276
4.25%, 09/15/44 (Call 03/15/44)	300	300,137
4.38%, 09/15/45 (Call 03/15/45)	350	355,303
4.65%, 04/15/42 (Call 10/15/41)(a)	300	316,330
Macy’s Retail Holdings Inc. 4.50%, 12/15/34 (Call 06/15/34)	225	189,053
6.38%, 03/15/37	250	253,104
6.90%, 04/01/29	150	161,675
McDonald’s Corp. 3.63%, 05/01/43	11	9,685
3.70%, 02/15/42	250	226,202
4.45%, 03/01/47 (Call 09/01/46)	125	125,304
4.60%, 05/26/45 (Call 11/26/44)	300	302,766
4.70%, 12/09/35 (Call 06/09/35)	400	418,636
4.88%, 07/15/40	6	6,348
4.88%, 12/09/45 (Call 06/09/45)	600	627,222
5.70%, 02/01/39	275	317,567
6.30%, 10/15/37(a)	300	368,454
6.30%, 03/01/38	250	302,599
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	150	139,191
Starbucks Corp. 3.75%, 12/01/47 (Call 06/01/47)	135	119,394
4.30%, 06/15/45 (Call 12/10/44)	100	96,809
4.50%, 11/15/48 (Call 05/15/48)	100	98,457
Target Corp. 3.63%, 04/15/46	425	389,622
3.90%, 11/15/47 (Call 05/15/47)	519	494,167
4.00%, 07/01/42	450	441,855
Walgreen Co., 4.40%, 09/15/42	250	227,675
Walgreens Boots Alliance Inc. 4.50%, 11/18/34 (Call 05/18/34)	170	163,339
4.65%, 06/01/46 (Call 12/01/45)(a)	200	188,656
4.80%, 11/18/44 (Call 05/18/44)	575	554,869
Walmart Inc. 3.63%, 12/15/47 (Call 06/15/47)	250	236,337
3.95%, 06/28/38 (Call 12/28/37)	350	352,926
4.00%, 04/11/43 (Call 10/11/42)	400	399,741
4.05%, 06/29/48 (Call 12/29/47)	1,900	1,921,535
4.30%, 04/22/44 (Call 10/22/43)	500	527,399
5.25%, 09/01/35	270	315,658
5.63%, 04/01/40	75	92,799
5.63%, 04/15/41	550	683,482
6.20%, 04/15/38	60	78,263

		16,959,850

Semiconductors — 0.9%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	195	211,266

Security	Par (000)	Value

Semiconductors (continued)
Applied Materials Inc. 4.35%, 04/01/47 (Call 10/01/46)	$350	$356,532
5.10%, 10/01/35 (Call 04/01/35)	250	278,189
5.85%, 06/15/41	230	276,309
Intel Corp. 3.73%, 12/08/47 (Call 06/08/47)	1,225	1,150,180
4.00%, 12/15/32	300	311,698
4.10%, 05/19/46 (Call 11/19/45)	660	661,478
QUALCOMM Inc. 4.30%, 05/20/47 (Call 11/20/46)(a)	425	399,447
4.65%, 05/20/35 (Call 11/20/34)	440	446,208
4.80%, 05/20/45 (Call 11/20/44)	345	349,966
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	500	508,354

		4,949,627

Software — 3.1%
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	250	241,268
Microsoft Corp. 3.45%, 08/08/36 (Call 02/08/36)	950	907,741
3.50%, 02/12/35 (Call 08/12/34)	575	556,266
3.50%, 11/15/42	250	234,197
3.70%, 08/08/46 (Call 02/08/46)	990	956,616
3.75%, 05/01/43 (Call 11/01/42)	250	243,466
3.75%, 02/12/45 (Call 08/12/44)	485	473,370
3.95%, 08/08/56 (Call 02/08/56)	770	761,887
4.00%, 02/12/55 (Call 08/12/54)	575	573,201
4.10%, 02/06/37 (Call 08/06/36)	1,150	1,199,143
4.20%, 11/03/35 (Call 05/03/35)	400	420,590
4.45%, 11/03/45 (Call 05/03/45)	750	814,368
4.50%, 10/01/40	515	562,868
4.50%, 02/06/57 (Call 08/06/56)	700	764,310
4.75%, 11/03/55 (Call 05/03/55)	200	230,478
4.88%, 12/15/43 (Call 06/15/43)	300	341,729
5.20%, 06/01/39	322	380,412
5.30%, 02/08/41	300	357,577
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	700	739,725
Oracle Corp. 3.25%, 05/15/30 (Call 02/15/30)	300	286,644
3.80%, 11/15/37 (Call 05/15/37)	500	480,998
3.85%, 07/15/36 (Call 01/15/36)	600	583,692
3.90%, 05/15/35 (Call 11/15/34)	450	441,526
4.00%, 07/15/46 (Call 01/15/46)	700	674,683
4.00%, 11/15/47 (Call 05/15/47)(a)	475	457,814
4.13%, 05/15/45 (Call 11/15/44)	750	739,012
4.30%, 07/08/34 (Call 01/08/34)	625	644,432
4.38%, 05/15/55 (Call 11/15/54)	489	493,931
4.50%, 07/08/44 (Call 01/08/44)	450	467,616
5.38%, 07/15/40	1,000	1,153,486
6.13%, 07/08/39	425	530,020
6.50%, 04/15/38	65	83,753

		17,796,819

Telecommunications — 7.4%
America Movil SAB de CV 4.38%, 07/16/42	443	435,743
6.13%, 11/15/37	125	146,062
6.13%, 03/30/40	650	766,019
6.38%, 03/01/35	165	195,624

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
AT&T Inc. 4.30%, 02/15/30 (Call 11/15/29)(b)	$675	$647,301
4.30%, 12/15/42 (Call 06/15/42)	800	686,681
4.35%, 06/15/45 (Call 12/15/44)	1,000	857,534
4.50%, 05/15/35 (Call 11/15/34)	700	650,838
4.50%, 03/09/48 (Call 09/09/47)	1,650	1,427,944
4.55%, 03/09/49 (Call 09/09/48)	750	652,925
4.75%, 05/15/46 (Call 11/15/45)	1,050	949,396
4.80%, 06/15/44 (Call 12/15/43)	900	821,475
4.90%, 08/15/37 (Call 02/14/37)(b)	25	23,946
5.15%, 03/15/42	300	290,817
5.15%, 11/15/46 (Call 05/15/46)(b)	550	523,873
5.15%, 02/15/50 (Call 08/14/49)(b)	825	770,460
5.25%, 03/01/37 (Call 09/01/36)	800	794,737
5.35%, 09/01/40	650	640,843
5.45%, 03/01/47 (Call 09/01/46)	750	744,005
5.55%, 08/15/41	90	89,927
5.65%, 02/15/47 (Call 08/15/46)	725	741,734
5.70%, 03/01/57 (Call 09/01/56)	600	603,511
6.00%, 08/15/40 (Call 05/15/40)	300	316,553
6.35%, 03/15/40	325	353,295
6.38%, 03/01/41	350	382,923
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	60	60,183
British Telecommunications PLC, 9.63%, 12/15/30	1,000	1,427,040
Cisco Systems Inc. 5.50%, 01/15/40	600	722,623
5.90%, 02/15/39	575	719,305
Deutsche Telekom International Finance BV 8.75%, 06/15/30	1,075	1,455,518
9.25%, 06/01/32(a)	219	315,273
Juniper Networks Inc., 5.95%, 03/15/41	150	150,776
Koninklijke KPN NV, 8.38%, 10/01/30	350	458,490
Motorola Solutions Inc., 5.50%, 09/01/44	195	184,942
Orange SA 5.38%, 01/13/42	200	218,624
5.50%, 02/06/44 (Call 08/06/43)	325	360,825
9.00%, 03/01/31	800	1,134,175
Rogers Communications Inc. 4.30%, 02/15/48 (Call 08/15/47)	460	452,176
4.50%, 03/15/43 (Call 09/15/42)	150	147,244
5.00%, 03/15/44 (Call 09/15/43)	300	312,970
5.45%, 10/01/43 (Call 04/01/43)	21	23,261
7.50%, 08/15/38	200	264,597
Telefonica Emisiones SAU 4.67%, 03/06/38	210	200,830
5.21%, 03/08/47	1,025	1,018,139
7.05%, 06/20/36	750	910,920
Telefonica Europe BV, 8.25%, 09/15/30	500	653,298
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	100	99,279
Verizon Communications Inc. 3.85%, 11/01/42 (Call 05/01/42)	476	410,135
4.13%, 08/15/46	600	531,306
4.27%, 01/15/36	1,250	1,180,470
4.40%, 11/01/34 (Call 05/01/34)	850	822,337
4.50%, 08/10/33	800	790,348
4.52%, 09/15/48	1,500	1,411,599
4.67%, 03/15/55	1,700	1,561,915
4.75%, 11/01/41	200	194,730
4.81%, 03/15/39	600	603,273
4.86%, 08/21/46	1,600	1,582,066

Security	Par (000)	Value

Telecommunications (continued)
5.01%, 04/15/49	$1,400	$1,407,770
5.01%, 08/21/54	1,825	1,782,249
5.50%, 03/16/47	530	572,815
6.55%, 09/15/43	250	302,696
Vodafone Group PLC 4.38%, 02/19/43	400	362,004
5.00%, 05/30/38	550	548,333
5.25%, 05/30/48(a)	1,250	1,260,309
6.15%, 02/27/37	250	280,641
6.25%, 11/30/32	300	342,507
7.88%, 02/15/30	325	411,079

		42,163,236

Toys, Games & Hobbies — 0.1%
Hasbro Inc. 5.10%, 05/15/44 (Call 11/15/43)	150	143,750
6.35%, 03/15/40	200	219,921

		363,671

Transportation — 3.2%
Burlington Northern Santa Fe LLC 3.90%, 08/01/46 (Call 02/01/46)	390	373,312
4.05%, 06/15/48 (Call 12/15/47)(a)	250	243,864
4.13%, 06/15/47 (Call 12/15/46)	10	9,991
4.15%, 04/01/45 (Call 10/01/44)	275	273,925
4.38%, 09/01/42 (Call 03/01/42)	250	258,722
4.40%, 03/15/42 (Call 09/15/41)(a)	250	257,967
4.45%, 03/15/43 (Call 09/15/42)	46	47,523
4.55%, 09/01/44 (Call 03/01/44)	400	419,797
4.70%, 09/01/45 (Call 03/01/45)	295	316,178
4.90%, 04/01/44 (Call 10/01/43)	200	220,999
4.95%, 09/15/41 (Call 03/15/41)	114	125,386
5.05%, 03/01/41 (Call 09/01/40)	56	62,128
5.15%, 09/01/43 (Call 03/01/43)	100	113,019
5.40%, 06/01/41 (Call 12/01/40)	200	230,542
5.75%, 05/01/40 (Call 11/01/39)	300	359,898
6.15%, 05/01/37	210	259,926
6.20%, 08/15/36	300	370,685
Canadian National Railway Co. 3.20%, 08/02/46 (Call 02/02/46)	250	218,287
3.65%, 02/03/48 (Call 08/03/47)(a)	100	95,144
6.20%, 06/01/36	50	62,813
6.25%, 08/01/34	111	139,083
6.38%, 11/15/37	175	226,059
Canadian Pacific Railway Co. 4.80%, 09/15/35 (Call 03/15/35)	197	211,410
4.80%, 08/01/45 (Call 02/01/45)	100	107,847
5.95%, 05/15/37	16	19,337
6.13%, 09/15/15 (Call 03/15/15)	200	239,658
7.13%, 10/15/31	650	823,093
CSX Corp. 3.80%, 11/01/46 (Call 05/01/46)(a)	250	227,564
3.95%, 05/01/50 (Call 11/01/49)	50	45,596
4.10%, 03/15/44 (Call 09/15/43)(a)	200	189,650
4.25%, 11/01/66 (Call 05/01/66)	300	269,850
4.30%, 03/01/48 (Call 09/01/47)(a)	425	412,682
4.40%, 03/01/43 (Call 09/01/42)	200	199,133
4.50%, 08/01/54 (Call 02/01/54)	250	244,500
4.75%, 05/30/42 (Call 11/30/41)	250	259,743
5.50%, 04/15/41 (Call 10/15/40)	70	79,088
6.00%, 10/01/36	250	297,554

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.15%, 05/01/37	$105	$127,125
6.22%, 04/30/40	105	128,803
FedEx Corp. 3.88%, 08/01/42	150	133,593
3.90%, 02/01/35	300	284,088
4.05%, 02/15/48 (Call 08/15/47)	400	365,532
4.10%, 04/15/43	152	139,049
4.10%, 02/01/45	200	182,323
4.55%, 04/01/46 (Call 10/01/45)	400	392,874
4.75%, 11/15/45 (Call 05/15/45)	600	603,879
4.90%, 01/15/34	200	213,938
5.10%, 01/15/44	250	263,316
Kansas City Southern 4.30%, 05/15/43 (Call 11/15/42)	100	94,943
4.70%, 05/01/48 (Call 11/01/47)	100	100,099
4.95%, 08/15/45 (Call 02/15/45)	245	253,976
Norfolk Southern Corp. 3.94%, 11/01/47 (Call 05/01/47)	200	188,193
3.95%, 10/01/42 (Call 04/01/42)	40	37,673
4.05%, 08/15/52 (Call 02/15/52)	250	234,921
4.15%, 02/28/48 (Call 08/28/47)(a)	300	290,759
4.45%, 06/15/45 (Call 12/15/44)	175	177,825
4.65%, 01/15/46 (Call 07/15/45)	95	99,408
4.84%, 10/01/41	400	423,622
Union Pacific Corp. 3.35%, 08/15/46 (Call 02/15/46)	150	127,956
3.38%, 02/01/35 (Call 08/01/34)	300	274,708
3.60%, 09/15/37 (Call 03/15/37)	450	416,006
3.88%, 02/01/55 (Call 08/01/54)	150	132,447
4.00%, 04/15/47 (Call 10/15/46)(a)	250	239,313
4.05%, 11/15/45 (Call 05/15/45)	225	216,638
4.05%, 03/01/46 (Call 09/01/45)	200	191,796
4.15%, 01/15/45 (Call 07/15/44)	75	72,840
4.30%, 06/15/42 (Call 12/15/41)	250	251,233
4.38%, 11/15/65 (Call 05/15/65)(a)	96	89,203
4.50%, 09/10/48 (Call 03/10/48)	500	510,765
4.75%, 09/15/41 (Call 03/15/41)	158	166,386
4.80%, 09/10/58 (Call 03/10/58)	85	88,708
4.82%, 02/01/44 (Call 08/01/43)	220	235,807
6.63%, 02/01/29	250	301,819
United Parcel Service Inc. 3.40%, 11/15/46 (Call 05/15/46)	110	97,691
3.63%, 10/01/42(a)	105	96,566
4.88%, 11/15/40 (Call 05/15/40)	330	364,256
6.20%, 01/15/38	810	1,018,292

		17,940,322

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)(a)	$150	$157,601

Water — 0.2%
American Water Capital Corp. 3.75%, 09/01/47 (Call 03/01/47)	200	184,902
4.00%, 12/01/46 (Call 06/01/46)	95	92,546
4.30%, 12/01/42 (Call 06/01/42)(a)	16	16,223
4.30%, 09/01/45 (Call 03/01/45)	350	356,713
6.59%, 10/15/37	239	313,923
Veolia Environnement SA, 6.75%, 06/01/38	179	216,572

		1,180,879

Total Corporate Bonds & Notes — 97.7% (Cost: $577,542,330)		554,576,562

Short-Term Investments

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.15%(f)(g)(h)	39,552	39,564,217
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(f)(g)	11,680	11,680,495

		51,244,712

Total Short-Term Investments — 9.0% (Cost: $51,233,750)		51,244,712

Total Investments in Securities — 106.7% (Cost: $628,776,080)		605,821,274

Other Assets, Less Liabilities — (6.7)%		(37,837,230)

Net Assets — 100.0%		$567,984,044

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	79,862	(40,310)	39,552	$39,564,217	$92,422	(b)	$3,112	$5,107
BlackRock Cash Funds: Treasury, SL Agency Shares	11,712	(32)	11,680	11,680,495	54,041		—	—

				$51,244,712	$146,463		$3,112	$5,107

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of August 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contract
Ultra Long U.S.Bond	(45)	12/19/18	$(7,169)	$26,160

Derivative Financial Instruments Categorized by Risk Exposure

As of August 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$26,160

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended August 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss)from:
Futures contracts	$(90,091)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$26,160

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$(2,389,688)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued)	iShares® Long-Term Corporate Bond ETF
August 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$554,576,562	$—	$554,576,562
Money Market Funds	51,244,712	—	—	51,244,712

	$51,244,712	$554,576,562	$—	$605,821,274

Derivative financial instruments(a)
Assets
Futures Contracts	$26,160	$—	$—	$26,160

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

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Statement of Assets and Liabilities (unaudited)
August 31, 2018

iShares Long-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$554,576,562
Affiliated(c)	51,244,712
Cash pledged:
Futures contracts	97,000
Receivables:
Investments sold	819,430
Securities lending income — Affiliated	12,314
Variation margin on futures contracts	2,419
Securities related to in-kind transactions	75,157
Dividends	18,876
Interest	7,305,969

Total assets	614,152,439

LIABILITIES
Collateral on securities loaned, at value	39,545,435
Payables:
Investments purchased	6,595,314
Investment advisory fees	27,646

Total liabilities	46,168,395

NET ASSETS	$567,984,044

NET ASSETS CONSIST OF:
Paid-in capital	$607,812,083
Undistributed net investment income	2,517,960
Accumulated net realized loss	(19,417,353)
Net unrealized depreciation	(22,928,646)

NET ASSETS	$567,984,044

Shares outstanding	9,700,000

Net asset value	$58.56

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$37,879,975
(b) Investments, at cost — Unaffiliated	$577,542,330
(c) Investments, at cost — Affiliated	$51,233,750

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statement of Operation (unaudited)
Six Months Ended August 31, 2018

iShares Long-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$54,041
Interest — Unaffiliated	13,651,990
Securities lending income — Affiliated — net	92,422

Total investment income	13,798,453

EXPENSES
Investment advisory fees	483,479

Total expenses	483,479
Less:
Investment advisory fees waived	(58,784)

Total expenses after fees waived	424,695

Net investment income	13,373,758

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)from:
Investments — Unaffiliated	(3,221,636)
Investments — Affiliated	3,112
In-kind redemptions — Unaffiliated	(4,935,993)
Futures contracts	(90,091)

Net realized loss	(8,244,608)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(9,560,521)
Investments — Affiliated	5,107
Futures contracts	26,160

Net change in unrealized appreciation (depreciation)	(9,529,254)

Net realized and unrealized loss	(17,773,862)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,400,104)

See notes to financial statements.

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Statements of Changes in Net Assets

	iShares
	Long-Term Corporate Bond ETF
	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,373,758	$32,634,051
Net realized gain (loss)	(8,244,608)	5,573,251
Net change in unrealized appreciation (depreciation)	(9,529,254)	(997,323)

Net increase (decrease) in net assets resulting from operations	(4,400,104)	37,209,979

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(13,430,872)	(32,962,172)

Decrease in net assets resulting from distributions to shareholders	(13,430,872)	(32,962,172)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(128,867,263)	(120,323,815)

NET ASSETS
Total decrease in net assets	(146,698,239)	(116,076,008)
Beginning of period	714,682,283	830,758,291

End of period	$567,984,044	$714,682,283

Undistributed net investment income included in net assets at end of period	$2,517,960	$2,575,074

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Financial Highlights
(For a share outstanding throughout each period)

	iShares Long-Term Corporate Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$60.06		$59.77	$56.51	$62.53	$57.87	$61.05

Net investment income(a)	1.26		2.48	2.48	2.55	2.59	2.68
Net realized and unrealized gain (loss)(b)	(1.50)		0.30	3.25	(6.02)	4.59	(3.03)

Net increase (decrease) from investment operations	(0.24)		2.78	5.73	(3.47)	7.18	(0.35)

Distributions
From net investment income	(1.26)		(2.49)	(2.47)	(2.55)	(2.52)	(2.74)
From net realized gain	—		—	—	—	—	(0.09)

Total distributions	(1.26)		(2.49)	(2.47)	(2.55)	(2.52)	(2.83)

Net asset value, end of period	$58.56		$60.06	$59.77	$56.51	$62.53	$57.87

Total Return
Based on net asset value	(0.38	)%(c)	4.65%	10.21%	(5.53)%	12.64%	(0.41	)%(d)

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.14	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	4.27	%(e)	4.05%	4.10%	4.40%	4.28%	4.67%

Supplemental Data
Net assets, end of period (000)	$567,984		$714,682	$830,758	$785,548	$850,376	$283,548

Portfolio turnover rate(f)	14	%(c)	12%	10%	11%	23%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -0.43%. (e) Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Long-Term Corporate Bond(a)	Diversified

(a)	Formerly the iShares 10+ Year Credit Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2018 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

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Notes to Financial Statements (unaudited) (continued)

In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Long-Term Corporate Bond
Barclays Bank PLC	$4,049,982	$4,049,982	$—	$—
BNP Paribas New York Branch	4,186,492	4,186,492	—	—
BNP Paribas Prime Brokerage International Ltd.	828,787	828,787	—	—
Citigroup Global Markets Inc.	853,590	853,590	—	—
Credit Suisse Securities (USA) LLC	1,475,489	1,475,489	—	—
Deutsche Bank Securities Inc.	813,971	813,971	—	—
Goldman Sachs & Co	5,162,125	5,162,125	—	—
HSBC Securities (USA) Inc.	4,122,988	4,122,988	—	—
Jefferies LLC	392,678	392,678	—	—
JPMorgan Securities LLC	7,017,202	7,017,202	—	—
Merrill Lynch, Pierce, Fenner & Smith	307,346	307,346	—	—
Morgan Stanley & Co. LLC	644,223	644,223	—	—
MUFG Securities Americas Inc.	481,280	481,280	—	—
Scotia Capital (USA) Inc.	786,887	786,887	—	—
State Street Bank & Trust Company	253,654	253,654	—	—
Wells Fargo Securities LLC	6,503,281	6,503,281	—	—

	$37,879,975	$37,879,975	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund used futures contracts to mitigate or maintain duration risk as securities were purchased and sold during the Fund’s transition to a new underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to June 26, 2018, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective June 1, 2018, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through May 30, 2023 such that each Fund’s total annual operating expenses after fee waiver will not exceed 0.06% of average daily net assets. The contractual waiver for the Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with the permanent annual advisory fee reduction for the Fund from 0.20% to 0.06%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended ended August 31, 2018, the Fund paid BTC $33,568 for securities lending agent services and collateral investment fees.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2018, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Long-Term Corporate Bond	$—	$1,599,283

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

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Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended August 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
Long-Term Corporate Bond	$89,767,027	$85,916,052

For the six months ended August 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Long-Term Corporate Bond	$65,108,308	$193,048,701

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 28, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $11,026,354 available to offset future realized capital gains.

As of August 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long-Term Corporate Bond	$628,922,471	$2,406,662	$(25,481,699)	$(23,075,037)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	08/31/18		02/28/18
iShares ETF	Shares	Amount	Shares	Amount
Long-Term Corporate Bond
Shares sold	1,200,000	$70,796,266	2,300,000	$141,236,309
Shares redeemed	(3,400,000)	(199,663,529)	(4,300,000)	(261,560,124)

Net decrease	(2,200,000)	$(128,867,263)	(2,000,000)	$(120,323,815)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

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Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Board Review and Approval of Investment Advisory Contract

I. iShares Long-Term Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c)Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c)Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider),objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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Board Review and Approval of Investment Advisory Contract (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c)Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c)Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that during the June 12-14, 2018 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. The Board further noted that BFA and the Board agreed to revise the Advisory Contract for the Fund to provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board also noted that BFA and the Board had considered whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	39

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX

▶	iShares Government/Credit Bond ETF | GBF | NYSE Arca

▶	iShares Agency Bond ETF | AGZ | NYSE Arca

▶	iShares MBS ETF | MBB | NASDAQ

Fund Summary as of August 31, 2018	iShares® Intermediate Government/Credit Bond ETF

Investment Objective

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.90%	(1.18)%	1.58%	2.85%	(1.18)%	8.14%	32.40%
Fund Market	0.94	(1.26)	1.57	2.81	(1.26)	8.08	31.92
Index	0.99	(1.01)	1.76	3.05	(1.01)	9.13	35.00

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/18)	(08/31/18)	the Period	(a)	(03/01/18)	(08/31/18)	the Period	(a)	Ratio
$ 1,000.00	$1,009.00	$1.01		$1,000.00	$1,024.20	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments(	a)
U. S. Government & Agency Obligations	61.2%
Corporate Bonds & Notes	33.7
Foreign Government Obligations	5.0
Municipal Debt Obligations	0.1

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	65.3%
Aa	4.3
A	13.4
Baa	15.6
Ba	0.9
Not Rated	0.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2018	iShares® Government/Credit Bond ETF

Investment Objective

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.96%	(1.43)%	2.34%	3.57%	(1.43)%	12.29%	42.03%
Fund Market	1.01	(1.53)	2.45	3.46	(1.53)	12.86	40.46
Index	1.05	(1.27)	2.52	3.76	(1.27)	13.23	44.58

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/18)	(08/31/18)	the Period	(a)	(03/01/18)	(08/31/18)	the Period	(a)	Ratio
$ 1,000.00	$1,009.60	$1.01		$1,000.00	$1,024.20	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments(	a)
U. S. Government & Agency Obligations	56.4%
Corporate Bonds & Notes	38.1
Foreign Government Obligations	4.5
Municipal Debt Obligations	1.0

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments(	a)
Aaa	60.0%
Aa	4.9
A	14.5
Baa	18.8
Ba	1.3
Not Rated	0.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2018	iShares® Agency Bond ETF

Investment Objective

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg Barclays U.S. Agency Bond Index (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.04%	(0.58)%	1.61%	2.46%	(0.58)%	8.33%	26.95%
Fund Market	0.84	(0.85)	1.61	2.45	(0.85)	8.34	26.79
Index	0.99	(0.60)	1.69	2.53	(0.60)	8.74	27.87

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/18)	(08/31/18)	the Period	(a)	(03/01/18)	(08/31/18)	the Period	(a)	Ratio
$1,000.00	$1,010.40	$1.01		$1,000.00	$1,024.20	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments	(a)
U. S. Government & Agency Obligations	82.3%
Foreign Government Obligations	17.7

(a)	Excludes money market funds.

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
0-1 Year	1.5%
1-5 Years	66.4
5-10 Years	14.3
10-15 Years	10.5
15-20 Years	6.1
More than 20 Years	1.2

F U N D S U M M A R Y	7

Fund Summary as of August 31, 2018	iShares® MBS ETF

Investment Objective

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Bloomberg Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.33%	(0.77)%	2.23%	3.19%	(0.77)%	11.64%	36.84%
Fund Market	1.17	(0.83)	2.27	3.18	(0.83)	11.87	36.73
Index	1.39	(0.53)	2.43	3.48	(0.53)	12.78	40.73

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/18)	(08/31/18)	the Period	(a)	(03/01/18)	(08/31/18)	the Period	(a)	Ratio
$1,000.00	$1,013.30	$0.36		$1,000.00	$1,024.90	$0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY ISSUER
Issuer	Percentage of Total Investments	(a)
Federal National Mortgage Association	45.8%
Government National Mortgage Association	28.4
Federal Home Loan Mortgage Corp.	25.8

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments(	a)
1-5 Years	0.1%
5-10 Years	1.6
10-15 Years	9.3
15-20 Years	4.7
More than 20 Years	84.3

(a)	Excludes money market funds.

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$50	$49,378
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	75	72,439
3.63%, 05/01/22	275	273,944
3.65%, 11/01/24 (Call 08/01/24)	45	43,947
4.45%, 08/15/20	350	359,037
WPP Finance 2010 3.63%, 09/07/22	50	49,094
3.75%, 09/19/24	270	260,375
4.75%, 11/21/21	175	179,788

		1,288,002

Aerospace & Defense — 0.5%
Boeings co. (The)
1.65%, 10/30/20 (Call 09/30/20)	30	29,253
2.25%, 06/15/26 (Call 03/15/26)	160	146,573
2.35%, 10/30/21	25	24,609
2.60%, 10/30/25 (Call 07/30/25)	40	37,949
2.80%, 03/01/23 (Call 02/01/23)	110	108,389
2.80%, 03/01/27 (Call 12/01/26)	115	109,125
2.85%, 10/30/24 (Call 07/30/24)	215	208,905
3.25%, 03/01/28 (Call 12/01/27)	170	166,304
4.88%, 02/15/20	188	193,785
Embraer Netherlands Finance BV
5.05%, 06/15/25	295	295,363
5.40%, 02/01/27	190	193,262
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	25	23,412
2.13%, 08/15/26 (Call 05/15/26)	135	122,240
2.25%, 11/15/22 (Call 08/15/22)	175	168,112
2.63%, 11/15/27 (Call 08/15/27)	250	232,647
3.00%, 05/11/21	195	194,653
3.38%, 05/15/23 (Call 04/15/23)	165	165,790
3.50%, 05/15/25 (Call 03/15/25)	50	50,354
3.75%, 05/15/28 (Call 02/15/28)	180	182,821
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	225	222,100
4.40%, 06/15/28 (Call 03/15/28)	100	101,401
L3 Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	145	141,224
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	385	380,700
2.90%, 03/01/25 (Call 12/01/24)	225	215,640
3.10%, 01/15/23 (Call 11/15/22)	50	49,593
3.35%, 09/15/21	75	75,398
3.55%, 01/15/26 (Call 10/15/25)	425	422,730
4.25%, 11/15/19	375	381,195
Northrop Grumman Corp.
2.08%, 10/15/20	100	97,970
2.55%, 10/15/22 (Call 09/15/22)	305	295,713
2.93%, 01/15/25 (Call 11/15/24)	145	138,224
3.20%, 02/01/27 (Call 11/01/26)	250	237,015
3.25%, 08/01/23	350	346,983
3.25%, 01/15/28 (Call 10/15/27)	340	322,626
3.50%, 03/15/21	250	252,185
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	550	535,997
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	180	175,781
3.20%, 03/15/24 (Call 01/15/24)	185	179,332

Security	Par (000)	Value

Aerospace & Defense (continued)
3.50%, 03/15/27 (Call 12/15/26)	$260	$249,714
3.70%, 12/15/23 (Call 09/15/23)	150	150,086
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	65	62,797
3.95%, 06/15/23 (Call 05/15/23)	75	75,257
4.60%, 06/15/28 (Call 03/15/28)	25	25,198
United Technologies Corp.
1.50%, 11/01/19	450	442,890
1.95%, 11/01/21 (Call 10/01/21)	30	28,827
2.30%, 05/04/22 (Call 04/04/22)	250	240,792
2.65%, 11/01/26 (Call 08/01/26)	200	182,262
3.10%, 06/01/22	375	370,710
3.13%, 05/04/27 (Call 02/04/27)	370	347,504
3.35%, 08/16/21	25	25,103
3.65%, 08/16/23 (Call 07/16/23)	150	150,670
3.95%, 08/16/25 (Call 06/16/25)	35	35,178
4.13%, 11/16/28 (Call 08/16/28)	80	80,016
4.50%, 04/15/20	150	153,454

		9,845,811

Agriculture — 0.4%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	465	463,126
2.63%, 09/16/26 (Call 06/16/26)	235	216,477
2.85%, 08/09/22	494	484,905
4.00%, 01/31/24	315	321,842
4.75%, 05/05/21	375	389,790
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	375	346,369
4.48%, 03/01/21	250	258,077
BAT Capital Corp.
2.30%, 08/14/20(a)	250	245,500
2.76%, 08/15/22 (Call 07/15/22)(a)	470	455,557
3.22%, 08/15/24 (Call 06/15/24)(a)	285	273,170
3.56%, 08/15/27 (Call 05/15/27)(a)	650	609,199
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	200	183,236
3.50%, 11/24/20 (Call 10/24/20)(b)	120	119,946
3.75%, 09/25/27 (Call 06/25/27)	135	126,229
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	250	242,540
2.13%, 05/10/23 (Call 03/10/23)	135	127,300
2.38%, 08/17/22 (Call 07/17/22)	75	72,293
2.50%, 08/22/22	150	145,289
2.63%, 02/18/22 (Call 01/18/22)	115	112,419
2.63%, 03/06/23	250	241,405
2.90%, 11/15/21	25	24,788
3.13%, 08/17/27 (Call 05/17/27)	150	142,931
3.25%, 11/10/24	250	245,412
3.38%, 08/11/25 (Call 05/11/25)	240	235,286
3.60%, 11/15/23	200	201,506
4.50%, 03/26/20	250	255,800
Reynolds American Inc.
3.25%, 06/12/20	150	149,862
4.45%, 06/12/25 (Call 03/12/25)	630	639,368
4.85%, 09/15/23	250	260,935

		7,590,557

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 07/15/25	$187	$187,290
Series 2013-2, Class A, 4.95%, 01/15/23	167	171,324
Series 2015-1, Class A, 3.38%, 05/01/27	43	41,220
Delta Air Lines Inc.
2.60%, 12/04/20	120	117,626
3.40%, 04/19/21	75	74,606
3.63%, 03/15/22 (Call 02/15/22)	500	495,915
4.38%, 04/19/28 (Call 01/19/28)	150	146,459
Delta Air Lines Inc. Pass Through Trust, Series 2017-1, Class A, 6.82%, 08/10/22	22	24,286
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	150	148,847
2.75%, 11/06/19 (Call 10/06/19)	90	89,718
3.00%, 11/15/26 (Call 08/15/26)	280	260,873
3.45%, 11/16/27 (Call 08/16/27)	50	47,791
United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, 09/03/26	214	212,767

		2,018,722

Apparel — 0.0%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	350	321,436
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	99,134
3.75%, 09/15/25 (Call 07/15/25)	75	74,987
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	100	101,091

		596,648

Auto Manufacturers — 0.8%
American Honda Finance Corp.
1.65%, 07/12/21	225	216,016
2.30%, 09/09/26	150	136,857
2.45%, 09/24/20	275	272,016
2.65%, 02/12/21	300	297,327
3.45%, 07/14/23	215	216,488
3.50%, 02/15/28	275	272,698
Series A, 2.15%, 03/13/20	275	271,560
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	260	244,426
Ford Motor Credit Co. LLC
2.43%, 06/12/20	200	195,444
2.46%, 03/27/20	400	392,740
2.60%, 11/04/19	500	495,970
2.98%, 08/03/22 (Call 07/03/22)	200	189,874
3.16%, 08/04/20	500	493,685
3.20%, 01/15/21	450	442,206
3.22%, 01/09/22	300	290,247
3.34%, 03/28/22 (Call 02/28/22)	290	280,360
3.81%, 10/12/21	200	197,260
3.81%, 01/09/24 (Call 11/09/23)	260	249,499
4.13%, 08/04/25	800	759,720
4.25%, 09/20/22	200	198,366
5.88%, 08/02/21	400	417,572
8.13%, 01/15/20	200	212,006
General Motors Co., 4.20%, 10/01/27 (Call 07/01/27)	30	28,673
General Motors Financial Co. Inc.
2.35%, 10/04/19	250	248,237
2.45%, 11/06/20	275	268,999
3.15%, 01/15/20 (Call 12/15/19)	500	500,225
3.15%, 06/30/22 (Call 05/30/22)	70	68,177
3.20%, 07/13/20 (Call 06/13/20)	150	149,440
3.20%, 07/06/21 (Call 06/06/21)	300	296,040

Security	Par (000)	Value

Auto Manufacturers (continued)
3.25%, 01/05/23 (Call 12/05/22)	$25	$24,248
3.45%, 01/14/22 (Call 12/14/21)	150	148,174
3.45%, 04/10/22 (Call 02/10/22)	100	98,413
3.50%, 11/07/24 (Call 09/07/24)	305	290,031
3.55%, 04/09/21	50	49,933
3.70%, 11/24/20 (Call 10/24/20)	523	525,495
3.70%, 05/09/23 (Call 03/09/23)	50	49,001
3.85%, 01/05/28 (Call 10/05/27)	25	23,196
4.00%, 01/15/25 (Call 10/15/24)	500	485,190
4.00%, 10/06/26 (Call 07/06/26)	275	261,162
4.15%, 06/19/23 (Call 05/19/23)	40	39,821
4.20%, 03/01/21 (Call 02/01/21)	500	506,975
4.35%, 04/09/25 (Call 02/09/25)	115	113,549
4.35%, 01/17/27 (Call 10/17/26)	290	281,140
4.38%, 09/25/21	300	305,592
5.25%, 03/01/26 (Call 12/01/25)	280	288,652
PACCAR Financial Corp.
1.95%, 02/27/20	50	49,307
2.05%, 11/13/20	35	34,248
2.30%, 08/10/22	150	144,854
2.80%, 03/01/21	25	24,823
3.10%, 05/10/21	50	49,964
3.15%, 08/09/21	35	35,040
3.40%, 08/09/23	25	25,104
Toyota Motor Corp.
3.18%, 07/20/21	100	100,426
3.42%, 07/20/23	100	100,583
3.67%, 07/20/28	45	45,492
Toyota Motor Credit Corp.
1.95%, 04/17/20	50	49,289
2.15%, 03/12/20	500	495,100
2.15%, 09/08/22	375	360,495
2.60%, 01/11/22	125	122,800
2.63%, 01/10/23	325	316,352
2.90%, 04/17/24	50	48,733
2.95%, 04/13/21	100	99,765
3.05%, 01/11/28	50	48,023
3.20%, 01/11/27	300	292,434
3.40%, 09/15/21	350	353,150
3.40%, 04/14/25	150	149,233

		14,737,915

Auto Parts & Equiptment — 0.0%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	65	63,300
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	212	220,325
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	25	24,914
4.15%, 10/01/25 (Call 07/01/25)	250	253,895

		562,434

Banks — 10.2%
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	350	349,751
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	750	730,267
2.55%, 11/23/21	250	243,635
2.63%, 05/19/22	300	291,267
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	400	396,616
Banco Santander SA
3.13%, 02/23/23	200	191,906
3.85%, 04/12/23	200	197,002

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 04/11/27	$200	$192,958
4.38%, 04/12/28	400	386,912
5.18%, 11/19/25	200	203,250
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	250	244,918
2.33%, 10/01/21 (Call 10/01/20)(c)(d)	300	293,838
2.37%, 07/21/21 (Call 07/21/20)(c)(d)	25	24,587
2.50%, 10/21/22 (Call 10/21/21)	475	456,964
2.63%, 10/19/20	150	148,302
2.63%, 04/19/21	1,045	1,028,698
2.74%, 01/23/22 (Call 01/23/21)(c)(d)	275	270,743
2.82%, 07/21/23 (Call 07/21/22)(c)(d)	550	533,956
2.88%, 04/24/23 (Call 04/24/22)(c)(d)	710	692,470
3.00%, 12/20/23 (Call 12/20/22)(c)(d)	1,450	1,412,039
3.09%, 10/01/25 (Call 10/01/24)(c)(d)	260	248,833
3.12%, 01/20/23 (Call 01/20/22)(c)(d)	340	335,468
3.25%, 10/21/27 (Call 10/21/26)	50	46,961
3.30%, 01/11/23	775	768,575
3.37%, 01/23/26 (Call 01/23/25)(c)(d)	225	217,492
3.42%, 12/20/28 (Call 12/20/27)(c)(d)	863	813,636
3.50%, 05/17/22 (Call 05/17/21)(c)(d)	25	25,029
3.50%, 04/19/26	425	412,947
3.59%, 07/21/28 (Call 07/21/27)(c)(d)	500	477,945
3.71%, 04/24/28 (Call 04/24/27)(c)(d)	900	870,255
3.86%, 07/23/24 (Call 07/23/23)(c)(d)	200	200,952
3.88%, 08/01/25	450	450,292
3.97%, 03/05/29 (Call 03/05/28)(c)(d)	500	492,205
4.00%, 04/01/24	550	558,541
4.00%, 01/22/25	525	518,941
4.10%, 07/24/23	550	563,794
4.13%, 01/22/24	950	971,289
4.20%, 08/26/24	605	608,315
4.25%, 10/22/26	330	327,621
4.27%, 07/23/29 (Call 07/23/28)(c)(d)	400	404,408
4.45%, 03/03/26	600	602,736
5.63%, 07/01/20	25	26,097
7.63%, 06/01/19	2	2,070
Series L, 2.25%, 04/21/20	835	824,679
Series L, 3.95%, 04/21/25	230	225,931
Bank of Montreal
1.90%, 08/27/21	640	616,646
2.10%, 06/15/20	425	418,225
2.35%, 09/11/22	520	500,531
2.55%, 11/06/22 (Call 10/06/22)	100	96,843
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	275	267,509
2.30%, 09/11/19 (Call 08/11/19)	200	199,388
2.45%, 11/27/20 (Call 10/27/20)	290	285,917
2.45%, 08/17/26 (Call 05/17/26)	155	142,648
2.50%, 04/15/21 (Call 03/15/21)	430	423,821
2.60%, 08/17/20 (Call 07/17/20)	300	297,795
2.80%, 05/04/26 (Call 02/04/26)	200	189,794
2.95%, 01/29/23 (Call 12/29/22)	105	103,192
3.25%, 09/11/24 (Call 08/11/24)	140	138,225
3.25%, 05/16/27 (Call 02/16/27)	500	486,295
3.40%, 05/15/24 (Call 04/15/24)	200	198,796
3.45%, 08/11/23	100	100,100
3.50%, 04/28/23	100	100,390
3.65%, 02/04/24 (Call 01/05/24)	350	352,551
3.85%, 04/28/28	150	152,457

Security	Par (000)	Value

Banks (continued)
Series G, 2.15%, 02/24/20 (Call 01/24/20)	$25	$24,723
Series G, 3.00%, 02/24/25 (Call 01/24/25)	275	266,681
Bank of Nova Scotia (The)
2.15%, 07/14/20	147	144,567
2.35%, 10/21/20	452	444,786
2.45%, 03/22/21	400	392,016
2.45%, 09/19/22	250	241,498
2.50%, 01/08/21	400	393,800
2.70%, 03/07/22	245	240,024
2.80%, 07/21/21	250	246,828
4.38%, 01/13/21	175	179,627
4.50%, 12/16/25	425	429,569
Bank One Corp., 7.63%, 10/15/26	25	30,469
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	345	338,738
Barclays PLC
2.75%, 11/08/19	400	398,204
2.88%, 06/08/20	500	495,050
3.20%, 08/10/21	550	541,486
3.65%, 03/16/25	410	387,520
3.68%, 01/10/23 (Call 01/10/22)	325	318,155
4.34%, 05/16/24 (Call 05/16/23)(c)(d)	200	198,562
4.34%, 01/10/28 (Call 01/10/27)	300	287,148
4.38%, 01/12/26	545	532,525
4.97%, 05/16/29 (Call 05/16/28)(c)(d)	300	299,517
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	250	242,450
2.15%, 02/01/21 (Call 01/01/21)	100	97,667
2.45%, 01/15/20 (Call 12/15/19)	500	496,885
2.63%, 06/29/20 (Call 05/29/20)	125	124,053
2.75%, 04/01/22 (Call 03/01/22)	265	260,230
2.85%, 10/26/24 (Call 09/26/24)	100	96,220
3.20%, 09/03/21 (Call 08/03/21)	50	49,926
3.95%, 03/22/22 (Call 02/22/22)	100	101,711
BNP Paribas SA
3.25%, 03/03/23	115	113,917
4.25%, 10/15/24	250	249,205
5.00%, 01/15/21	750	779,827
BPCE SA
2.25%, 01/27/20	250	246,925
2.65%, 02/03/21	250	245,630
3.38%, 12/02/26	250	236,458
4.00%, 04/15/24	250	253,495
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	500	493,050
2.63%, 01/15/22 (Call 12/15/21)	250	245,135
2.85%, 04/01/21 (Call 03/01/21)	250	247,858
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	250	247,120
2.10%, 10/05/20	250	244,538
2.55%, 06/16/22	100	97,094
2.70%, 02/02/21	200	197,292
Capital One Financial Corp.
3.20%, 01/30/23 (Call 12/30/22)	270	263,812
3.20%, 02/05/25 (Call 01/05/25)	375	355,635
3.30%, 10/30/24 (Call 09/30/24)	270	259,124
3.45%, 04/30/21 (Call 03/30/21)	325	325,448
3.75%, 04/24/24 (Call 03/24/24)	300	296,478
3.75%, 07/28/26 (Call 06/28/26)	300	282,321
3.75%, 03/09/27 (Call 02/09/27)	350	334,043
3.80%, 01/31/28 (Call 12/31/27)	100	95,389

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.20%, 10/29/25 (Call 09/29/25)	$270	$266,528
4.25%, 04/30/25 (Call 03/31/25)(b)	300	301,710
4.75%, 07/15/21	375	388,252
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	350	337,400
2.35%, 01/31/20 (Call 12/31/19)	250	247,555
2.40%, 09/05/19 (Call 08/05/19)	250	248,705
2.95%, 07/23/21 (Call 06/23/21)	400	394,336
Citibank N.A.
2.13%, 10/20/20 (Call 09/20/20)	750	734,122
3.05%, 05/01/20 (Call 04/01/20)	250	249,918
Citigroup Inc.
2.35%, 08/02/21	100	97,228
2.40%, 02/18/20	475	470,601
2.45%, 01/10/20 (Call 12/10/19)	375	372,105
2.65%, 10/26/20	650	642,336
2.70%, 03/30/21	900	886,635
2.70%, 10/27/22 (Call 09/27/22)	505	488,037
2.75%, 04/25/22 (Call 03/25/22)	500	487,040
2.88%, 07/24/23 (Call 07/24/22)(c)(d)	500	485,580
2.90%, 12/08/21 (Call 11/08/21)	100	98,536
3.14%, 01/24/23 (Call 01/24/22)(c)(d)	260	256,066
3.20%, 10/21/26 (Call 07/21/26)	640	600,781
3.30%, 04/27/25	300	290,130
3.40%, 05/01/26	563	540,238
3.50%, 05/15/23	572	564,684
3.52%, 10/27/28 (Call 10/27/27)(c)(d)	200	189,298
3.70%, 01/12/26	725	709,101
3.75%, 06/16/24	100	100,185
3.88%, 10/25/23	300	303,267
3.88%, 03/26/25	275	268,540
3.89%, 01/10/28 (Call 01/10/27)(c)(d)	600	585,120
4.00%, 08/05/24	200	199,064
4.04%, 06/01/24 (Call 06/01/23)(c)(d)	100	101,083
4.05%, 07/30/22	114	115,337
4.08%, 04/23/29 (Call 04/23/28)(c)(d)	500	492,995
4.30%, 11/20/26	75	74,153
4.40%, 06/10/25	475	476,349
4.45%, 09/29/27	120	118,933
4.50%, 01/14/22	858	886,142
4.60%, 03/09/26	455	459,650
5.38%, 08/09/20	125	130,129
5.50%, 09/13/25	400	425,456
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	100	97,615
2.65%, 05/26/22 (Call 04/26/22)	250	242,063
3.70%, 03/29/23 (Call 02/28/23)	250	250,475
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	300	290,304
Comerica Bank, 2.50%, 06/02/20	250	246,670
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	150	150,654
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	248,798
2.30%, 03/12/20	250	246,915
2.40%, 11/02/20	365	358,415
2.55%, 03/15/21	250	245,445
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	249,150
3.50%, 06/11/21 (Call 05/11/21)	250	249,648
3.88%, 04/10/25 (Call 03/10/25)	250	242,510

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA
3.75%, 07/21/26	$500	$477,905
3.88%, 02/08/22	350	355,267
3.95%, 11/09/22	500	501,370
4.50%, 01/11/21	375	385,410
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	650	639,236
2.75%, 01/10/22	250	244,943
2.75%, 01/10/23	250	242,345
3.13%, 04/26/21	250	248,888
Credit Suisse AG/New York NY
3.00%, 10/29/21	530	524,477
3.63%, 09/09/24	450	446,607
5.40%, 01/14/20	400	410,792
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	275	272,979
3.45%, 04/16/21	345	344,269
3.75%, 03/26/25	640	621,626
3.80%, 09/15/22	450	450,355
3.80%, 06/09/23	500	497,570
4.55%, 04/17/26	250	253,578
Deutsche Bank AG
2.95%, 08/20/20	627	614,410
3.13%, 01/13/21	200	195,956
3.38%, 05/12/21	280	275,892
4.10%, 01/13/26	250	239,673
Deutsche Bank AG/London, 3.70%, 05/30/24	565	534,377
Deutsche Bank AG/New York NY
2.70%, 07/13/20	25	24,438
3.13%, 01/13/21	25	24,415
3.15%, 01/22/21	250	244,220
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	249,278
3.35%, 02/06/23 (Call 01/06/23)	250	244,600
3.45%, 07/27/26 (Call 04/27/26)	250	235,500
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	200	198,944
3.50%, 03/15/22 (Call 02/15/22)	30	30,088
3.95%, 03/14/28 (Call 02/14/28)	200	198,878
4.30%, 01/16/24 (Call 12/16/23)	200	203,314
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	197,474
2.25%, 06/14/21 (Call 05/14/21)	300	292,305
3.35%, 07/26/21 (Call 06/26/21)	200	200,158
3.85%, 03/15/26 (Call 02/15/26)	200	196,844
3.95%, 07/28/25 (Call 06/28/25)	200	201,648
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	350	338,520
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	45	45,162
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	480	476,410
2.35%, 11/15/21 (Call 11/15/20)	280	271,320
2.55%, 10/23/19	275	273,988
2.60%, 04/23/20 (Call 03/23/20)	135	133,915
2.60%, 12/27/20 (Call 12/27/19)	250	246,550
2.63%, 04/25/21 (Call 03/25/21)	440	431,948
2.75%, 09/15/20 (Call 08/15/20)	1,375	1,362,501
2.88%, 02/25/21 (Call 01/25/21)	555	550,393
2.88%, 10/31/22 (Call 10/31/21)(c)(d)	650	636,824
2.91%, 07/24/23 (Call 07/24/22)(c)(d)	325	315,510
3.00%, 04/26/22 (Call 04/26/21)	350	343,752

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 02/23/23 (Call 01/23/23)	$80	$78,626
3.27%, 09/29/25 (Call 09/29/24)(c)(d)	285	273,799
3.50%, 01/23/25 (Call 10/23/24)	825	803,393
3.50%, 11/16/26 (Call 11/16/25)	550	524,458
3.63%, 01/22/23	175	174,795
3.69%, 06/05/28 (Call 06/05/27)(c)(d)	500	478,320
3.75%, 05/22/25 (Call 02/22/25)	375	369,716
3.75%, 02/25/26 (Call 11/25/25)	125	122,383
3.81%, 04/23/29 (Call 04/23/28)(c)(d)	300	286,941
3.85%, 07/08/24 (Call 04/08/24)	500	499,315
3.85%, 01/26/27 (Call 01/26/26)	750	731,467
4.00%, 03/03/24	800	807,520
4.22%, 05/01/29 (Call 05/01/28)(c)(d)	350	346,703
4.25%, 10/21/25	725	721,426
5.25%, 07/27/21	775	813,037
5.38%, 03/15/20	500	516,365
5.75%, 01/24/22	1,050	1,122,618
5.95%, 01/15/27	85	93,852
Series D, 6.00%, 06/15/20	125	130,946
HSBC Bank USA N.A., 4.88%, 08/24/20	350	360,216
HSBC Holdings PLC
2.65%, 01/05/22	600	583,452
2.95%, 05/25/21	400	395,608
3.26%, 03/13/23 (Call 03/13/22)(c)(d)	540	533,358
3.40%, 03/08/21	500	500,230
3.60%, 05/25/23	200	199,114
3.90%, 05/25/26	500	493,190
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	200	200,268
4.00%, 03/30/22	450	457,731
4.04%, 03/13/28 (Call 03/13/27)(c)(d)	780	764,696
4.25%, 03/14/24	500	501,855
4.25%, 08/18/25	200	199,232
4.30%, 03/08/26	600	607,596
4.38%, 11/23/26	250	248,598
4.58%, 06/19/29 (Call 06/19/28)(c)(d)	205	208,235
5.10%, 04/05/21	450	468,396
HSBC USA Inc.
2.35%, 03/05/20	400	395,820
2.38%, 11/13/19	600	596,172
3.50%, 06/23/24	300	296,508
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	295	283,610
4.00%, 05/15/25 (Call 04/15/25)	250	251,158
Huntington National Bank (The)
2.40%, 04/01/20 (Call 03/01/20)	250	246,985
2.50%, 08/07/22 (Call 07/07/22)	350	336,766
2.88%, 08/20/20 (Call 07/20/20)	250	248,120
3.25%, 05/14/21 (Call 04/14/21)	250	249,378
Industrial &Commercial Bank of China Ltd./New York NY, 2.64%, 05/26/21	500	486,050
ING Groep NV, 3.95%, 03/29/27	500	492,015
Intesa Sanpaolo SpA, 5.25%, 01/12/24	250	247,348
JPMorgan Chase &Co.
2.20%, 10/22/19	350	347,571
2.25%, 01/23/20 (Call 12/23/19)	850	841,763
2.30%, 08/15/21 (Call 08/15/20)	50	48,709
2.40%, 06/07/21 (Call 05/07/21)	425	416,270
2.55%, 10/29/20 (Call 09/29/20)	700	691,628
2.55%, 03/01/21 (Call 02/01/21)	350	344,571
2.70%, 05/18/23 (Call 03/18/23)	750	724,260

Security	Par (000)	Value

Banks (continued)
2.75%, 06/23/20 (Call 05/23/20)	$635	$631,444
2.78%, 04/25/23 (Call 04/25/22)(c)(d)	650	633,353
2.95%, 10/01/26 (Call 07/01/26)	375	350,880
2.97%, 01/15/23 (Call 01/15/22)	770	753,861
3.13%, 01/23/25 (Call 10/23/24)	50	48,225
3.20%, 01/25/23	371	367,067
3.20%, 06/15/26 (Call 03/15/26)	350	334,456
3.22%, 03/01/25 (Call 03/01/24)(c)(d)	520	505,851
3.25%, 09/23/22	740	736,581
3.30%, 04/01/26 (Call 01/01/26)	427	411,491
3.38%, 05/01/23	824	809,943
3.51%, 01/23/29 (Call 01/23/28)(c)(d)	400	381,512
3.54%, 05/01/28 (Call 05/01/27)(c)(d)	325	312,081
3.63%, 05/13/24	600	598,944
3.63%, 12/01/27 (Call 12/01/26)	265	252,034
3.78%, 02/01/28 (Call 02/01/27)(c)(d)	500	489,310
3.80%, 07/23/24 (Call 07/23/23)(c)(d)	200	200,792
3.88%, 02/01/24	600	608,154
3.88%, 09/10/24	200	198,684
3.90%, 07/15/25 (Call 04/15/25)	450	452,884
4.01%, 04/23/29 (Call 04/23/28)(c)(d)	660	653,308
4.13%, 12/15/26	275	274,697
4.25%, 10/15/20	875	893,121
4.35%, 08/15/21	500	515,120
4.40%, 07/22/20	275	281,641
4.50%, 01/24/22	800	828,624
4.63%, 05/10/21	400	414,188
4.95%, 03/25/20	340	349,863
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	250	247,070
2.60%, 02/01/21 (Call 02/01/20)(c)(d)	250	248,210
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	239,530
2.40%, 06/09/22	250	241,333
2.50%, 11/22/21	410	399,865
KeyCorp.
2.90%, 09/15/20	375	372,727
4.10%, 04/30/28	300	301,068
5.10%, 03/24/21	350	365,680
KfW
1.25%, 09/30/19	815	803,606
1.50%, 09/09/19	100	98,935
1.50%, 04/20/20.	1,050	1,029,598
1.63%, 05/29/20	815	799,662
1.63%, 03/15/21.	2,100	2,038,995
1.75%, 03/31/20	125	123,156
1.75%, 09/15/21	300	290,439
1.88%, 06/30/20.	1,125	1,107,607
1.88%, 11/30/20	500	490,165
1.88%, 12/15/20	150	146,954
2.00%, 09/29/22	25	24,141
2.00%, 05/02/25	725	683,733
2.13%, 03/07/22.	1,105	1,077,364
2.13%, 06/15/22.	1,125	1,094,209
2.13%, 01/17/23	375	363,206
2.38%, 12/29/22	621	607,512
2.50%, 11/20/24.	1,500	1,462,140
2.63%, 04/12/21.	1,050	1,044,655
2.63%, 01/25/22	925	917,739
2.75%, 09/08/20	275	274,893

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.75%, 10/01/20	$1,275	$1,274,082
2.88%, 04/03/28(b)	420	416,926
4.00%, 01/27/20	150	152,648
Korea Development Bank (The)
2.00%, 09/12/26(b)	200	175,088
2.25%, 05/18/20	400	393,424
3.00%, 09/14/22	500	489,690
3.00%, 01/13/26	200	189,450
4.63%, 11/16/21	300	309,864
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	600	566,412
2.25%, 10/01/21	325	319,221
2.38%, 06/10/25(b)	475	457,710
Series 29, 1.38%, 10/23/19	250	246,468
Series 36, 2.00%, 12/06/21	100	97,300
Series 37, 2.50%, 11/15/27	200	191,742
Lloyds Bank PLC
2.40%, 03/17/20	250	247,188
2.70%, 08/17/20	350	346,412
3.30%, 05/07/21	200	199,908
6.38%, 01/21/21	175	186,853
Lloyds Banking Group PLC
3.00%, 01/11/22	250	244,595
3.10%, 07/06/21	200	197,580
3.75%, 01/11/27	500	475,615
4.05%, 08/16/23	200	199,672
4.38%, 03/22/28	200	197,464
4.45%, 05/08/25	200	201,440
4.50%, 11/04/24	400	397,384
4.55%, 08/16/28	200	198,936
4.58%, 12/10/25	250	246,900
4.65%, 03/24/26	400	396,020
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	130	130,138
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	300	290,889
2.63%, 01/25/21 (Call 12/25/20)	250	246,348
2.90%, 02/06/25 (Call 01/06/25)	250	240,588
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	241,040
2.67%, 07/25/22	380	368,505
2.76%, 09/13/26	250	230,808
2.95%, 03/01/21	460	455,423
3.29%, 07/25/27	25	23,900
3.46%, 03/02/23	100	99,529
3.68%, 02/22/27	150	147,744
3.78%, 03/02/25	150	150,200
3.85%, 03/01/26	675	673,576
3.96%, 03/02/28	125	125,201
Mizuho Financial Group Inc.
2.27%, 09/13/21	250	241,220
2.60%, 09/11/22	250	240,905
3.17%, 09/11/27	250	235,733
3.55%, 03/05/23	250	249,015
3.66%, 02/28/27	255	250,104
4.02%, 03/05/28	250	251,985
Morgan Stanley
2.50%, 04/21/21	440	430,839
2.63%, 11/17/21	405	395,397
2.65%, 01/27/20	605	601,697
2.75%, 05/19/22	150	146,307

Security	Par (000)	Value

Banks (continued)
2.80%, 06/16/20	$208	$206,825
3.13%, 01/23/23	560	550,234
3.13%, 07/27/26.	1,075	1,007,103
3.59%, 07/22/28 (Call 07/22/27)(c)(d)	500	476,415
3.63%, 01/20/27	400	385,420
3.70%, 10/23/24	700	694,897
3.74%, 04/24/24 (Call 04/24/23)(c)(d)	365	364,091
3.75%, 02/25/23	175	176,062
3.77%, 01/24/29 (Call 01/24/28)(c)(d)	150	144,692
3.88%, 01/27/26	540	533,093
3.95%, 04/23/27	420	404,779
4.00%, 07/23/25	755	756,623
4.10%, 05/22/23	225	226,865
4.35%, 09/08/26	740	736,544
4.88%, 11/01/22	950	990,004
5.00%, 11/24/25	25	26,005
5.50%, 01/26/20	400	413,168
5.50%, 07/24/20	500	520,890
5.50%, 07/28/21	410	433,751
5.63%, 09/23/19	200	205,582
5.75%, 01/25/21	500	527,705
Series F, 3.88%, 04/29/24	645	648,057
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	25	24,724
3.00%, 02/10/25 (Call 01/10/25)	350	335,986
National Australia Bank Ltd./New York
1.88%, 07/12/21	50	48,030
2.50%, 05/22/22	300	289,671
2.50%, 07/12/26	275	250,113
2.63%, 07/23/20	500	494,950
2.63%, 01/14/21	250	246,250
2.80%, 01/10/22	250	244,910
3.38%, 01/14/26	250	243,563
3.63%, 06/20/23	250	250,515
National Bank of Canada, 2.15%, 06/12/20 (Call 05/12/20)	250	245,490
Northern Trust Corp.
3.38%, 08/23/21	150	150,866
3.45%, 11/04/20	113	114,142
3.95%, 10/30/25	115	117,338
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	650	637,643
1.50%, 10/21/20	450	437,764
1.75%, 01/24/20	50	49,347
1.88%, 01/20/21	250	244,490
2.38%, 10/01/21	150	147,731
2.88%, 03/13/23	150	149,673
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)(e)	250	243,703
2.30%, 06/01/20 (Call 05/02/20)(e)	500	493,365
2.45%, 11/05/20 (Call 10/06/20)(e)	250	246,463
2.50%, 01/22/21 (Call 12/23/20)(e)	250	246,113
2.70%, 11/01/22 (Call 10/01/22)(e)	300	290,412
3.25%, 06/01/25 (Call 05/02/25)(e)	250	244,838
4.20%, 11/01/25 (Call 10/02/25)(e)	500	515,100
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(e)	150	143,889
3.30%, 03/08/22 (Call 02/06/22)(e)	400	400,020
3.90%, 04/29/24 (Call 03/29/24)(e)	250	250,850
4.38%, 08/11/20(e)	400	409,036
5.13%, 02/08/20(e)	50	51,477

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
RBC USA Holdco Corp., 5.25%, 09/15/20	$300	$311,817
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	275	274,117
3.80%, 08/14/23 (Call 07/14/23)	200	200,426
Royal Bank of Canada
2.13%, 03/02/20	200	197,696
2.15%, 03/06/20	225	222,176
2.35%, 10/30/20	494	486,313
3.20%, 04/30/21	250	250,103
4.65%, 01/27/26	450	462,856
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	550	536,486
4.52%, 06/25/24 (Call 06/25/23)(c)(d)	365	365,923
4.80%, 04/05/26	450	456,178
4.89%, 05/18/29 (Call 05/18/28)(c)(d)	350	351,053
6.40%, 10/21/19	250	258,187
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	175	173,037
3.70%, 03/28/22 (Call 02/28/22)	50	49,594
4.40%, 07/13/27 (Call 04/14/27)	170	165,225
4.50%, 07/17/25 (Call 04/17/25)	415	414,166
Santander UK Group Holdings PLC
2.88%, 10/16/20	300	296,289
2.88%, 08/05/21	250	244,340
3.13%, 01/08/21	370	366,078
3.57%, 01/10/23 (Call 01/10/22)	100	97,898
3.82%, 11/03/28 (Call 11/03/27)(c)(d)	200	186,266
Santander UK PLC
2.13%, 11/03/20	200	194,970
2.38%, 03/16/20	550	543,521
3.40%, 06/01/21	250	250,018
4.00%, 03/13/24	365	370,209
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	239,263
2.30%, 03/11/20	500	493,735
State Street Corp.
1.95%, 05/19/21	160	155,195
2.65%, 05/19/26	345	323,879
3.55%, 08/18/25	400	401,200
3.70%, 11/20/23	325	329,667
4.38%, 03/07/21	300	308,958
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	1,150	1,139,477
2.45%, 10/20/20	500	491,295
3.65%, 07/23/25	250	248,898
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	30	28,897
2.78%, 10/18/22	255	247,393
2.85%, 01/11/22	250	244,863
2.93%, 03/09/21	375	371,085
3.01%, 10/19/26	250	234,765
3.10%, 01/17/23	200	196,256
3.35%, 10/18/27(b)	535	512,958
3.36%, 07/12/27	250	240,075
3.45%, 01/11/27	650	629,466
3.54%, 01/17/28	110	107,026
3.75%, 07/19/23	200	201,348
3.78%, 03/09/26	325	322,949

Security	Par (000)	Value

Banks (continued)
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	$25	$24,730
2.45%, 08/01/22 (Call 07/01/22)	375	361,586
2.75%, 05/01/23 (Call 04/01/23)	200	193,810
3.00%, 02/02/23 (Call 01/02/23)	150	147,228
3.30%, 05/15/26 (Call 04/15/26)	250	237,553
3.50%, 08/02/22 (Call 08/02/21)(c)(d)	50	49,997
3.69%, 08/02/24 (Call 08/02/23)(c)(d)	40	39,946
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	200	195,238
2.90%, 03/03/21 (Call 02/03/21)	240	237,862
4.00%, 05/01/25 (Call 03/01/25)	200	201,894
SVB Financial Group, 3.50%, 01/29/25	200	194,454
Svenska Handelsbanken AB
1.50%, 09/06/19	250	246,650
1.88%, 09/07/21	250	239,630
2.40%, 10/01/20	250	245,780
2.45%, 03/30/21	250	245,005
3.35%, 05/24/21	250	250,443
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	250	248,513
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	115	110,274
Toronto-Dominion Bank (The)
1.80%, 07/13/21	575	553,334
1.90%, 10/24/19	550	544,593
2.13%, 04/07/21	675	656,728
2.25%, 11/05/19	300	298,128
2.50%, 12/14/20	275	270,977
2.55%, 01/25/21	275	271,307
3.00%, 06/11/20	250	249,995
3.25%, 06/11/21	100	100,240
3.50%, 07/19/23	100	100,535
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	250	245,805
2.95%, 07/15/22 (Call 06/15/22)	286	281,147
3.10%, 04/27/26 (Call 03/27/26)	385	366,524
3.60%, 09/11/24 (Call 08/11/24)	275	274,266
3.70%, 01/30/24 (Call 12/29/23)	175	177,193
3.90%, 04/26/28 (Call 03/24/28)	150	153,021
4.13%, 05/24/21 (Call 04/23/21)	100	102,559
Series V, 2.38%, 07/22/26 (Call 06/22/26)	250	228,878
Series V, 2.63%, 01/24/22 (Call 12/23/21)	265	259,827
Series X, 3.15%, 04/27/27 (Call 03/27/27)	100	96,539
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	450	446,949
2.80%, 01/27/25 (Call 12/27/24)	250	239,078
2.85%, 01/23/23 (Call 12/23/22)	350	343,234
3.10%, 05/21/21 (Call 05/21/20)(c)(d)	250	249,893
UBS AG/Stamford CT, 2.35%, 03/26/20	500	494,380
Wells Fargo &Co.
2.10%, 07/26/21	875	845,329
2.50%, 03/04/21	740	725,977
2.55%, 12/07/20	435	429,680
2.60%, 07/22/20	799	791,745
3.00%, 02/19/25	600	572,916
3.00%, 04/22/26	925	868,723
3.00%, 10/23/26	725	677,534
3.07%, 01/24/23 (Call 01/24/22)	150	146,954
3.30%, 09/09/24	500	489,605
3.50%, 03/08/22	400	401,264
3.55%, 09/29/25	700	686,707

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.58%, 05/22/28 (Call 05/22/27)(c)(d)	$460	$443,624
4.10%, 06/03/26	635	630,657
4.30%, 07/22/27	275	275,635
4.48%, 01/16/24	300	309,972
4.60%, 04/01/21	555	572,627
Series M, 3.45%, 02/13/23	475	468,388
Series N, 2.15%, 01/30/20	600	593,280
Wells Fargo Bank N.A.
2.15%, 12/06/19	500	495,550
2.40%, 01/15/20	250	248,370
2.60%, 01/15/21	250	246,545
Westpac Banking Corp.
2.00%, 08/19/21	250	240,830
2.10%, 05/13/21	355	344,126
2.15%, 03/06/20	275	271,257
2.30%, 05/26/20	100	98,662
2.50%, 06/28/22	300	289,794
2.60%, 11/23/20	500	493,655
2.65%, 01/25/21	100	98,628
2.70%, 08/19/26	250	230,938
2.75%, 01/11/23	250	242,640
2.80%, 01/11/22	125	122,580
2.85%, 05/13/26	310	290,104
3.05%, 05/15/20	250	250,070
3.35%, 03/08/27	300	288,780
3.40%, 01/25/28	115	111,142
3.65%, 05/15/23	275	276,941
4.88%, 11/19/19	400	409,344

		202,080,146

Beverages — 0.9%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	145	140,244
2.65%, 02/01/21 (Call 01/01/21)	1,465	1,447,288
3.30%, 02/01/23 (Call 12/01/22)	1,365	1,353,561
3.65%, 02/01/26 (Call 11/01/25)	2,015	1,972,745
3.70%, 02/01/24	600	603,660
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	750	727,575
3.50%, 01/12/24 (Call 12/12/23)	55	54,808
4.00%, 04/13/28 (Call 01/13/28)	490	489,618
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	150	148,323
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	125	122,676
Coca-Cola Co. (The)
1.55%, 09/01/21	450	432,418
1.88%, 10/27/20	250	244,775
2.25%, 09/01/26	165	150,774
2.45%, 11/01/20	350	347,057
2.50%, 04/01/23	25	24,350
2.55%, 06/01/26	125	117,101
2.88%, 10/27/25	300	289,641
2.90%, 05/25/27	200	190,638
3.15%, 11/15/20	69	69,443
3.20%, 11/01/23	345	344,955
3.30%, 09/01/21	255	257,945
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	250	242,595
3.20%, 02/15/23 (Call 01/15/23)	150	146,601
3.70%, 12/06/26 (Call 09/06/26)	565	543,502
4.25%, 05/01/23	25	25,490

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	$150	$145,725
3.50%, 09/18/23 (Call 08/18/23)	400	403,228
3.88%, 05/18/28 (Call 02/18/28)	200	204,186
Diageo Investment Corp., 2.88%, 05/11/22	325	321,029
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	255	224,668
3.13%, 12/15/23 (Call 10/15/23)	250	240,543
3.55%, 05/25/21(a)	210	210,515
4.06%, 05/25/23 (Call 04/25/23)(a)	130	130,758
4.42%, 05/25/25 (Call 03/25/25)(a)	120	121,483
4.60%, 05/25/28 (Call 02/25/28)(a)	410	416,047
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	650	626,736
3.00%, 07/15/26 (Call 04/15/26)	340	311,834
PepsiCo Inc.
1.35%, 10/04/19	255	251,412
2.15%, 10/14/20 (Call 09/14/20)	600	591,654
2.25%, 05/02/22 (Call 04/02/22)	400	389,044
2.38%, 10/06/26 (Call 07/06/26)	390	358,546
2.75%, 03/05/22	400	397,212
2.75%, 03/01/23	20	19,663
2.75%, 04/30/25 (Call 01/30/25)	100	96,496
2.85%, 02/24/26 (Call 11/24/25)	300	286,884
3.00%, 08/25/21	201	201,380
3.10%, 07/17/22 (Call 05/17/22)	50	50,051
3.13%, 11/01/20	200	201,032
3.60%, 03/01/24 (Call 12/01/23)	525	535,684

		17,223,593

Biotechnology — 0.5%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	180	173,349
2.13%, 05/01/20 (Call 04/01/20)	300	295,674
2.20%, 05/11/20	50	49,381
2.60%, 08/19/26 (Call 05/19/26)	340	311,542
2.65%, 05/11/22 (Call 04/11/22)	190	185,451
3.13%, 05/01/25 (Call 02/01/25)	25	24,069
3.45%, 10/01/20	15	15,108
3.63%, 05/22/24 (Call 02/22/24)	600	604,548
3.88%, 11/15/21 (Call 08/15/21)	795	808,992
4.10%, 06/15/21 (Call 03/15/21)	100	102,099
4.50%, 03/15/20	200	204,514
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	250	249,462
4.00%, 06/23/25 (Call 03/23/25)	400	404,288
Biogen Inc.
2.90%, 09/15/20	305	304,024
3.63%, 09/15/22	25	25,198
4.05%, 09/15/25 (Call 06/15/25)	400	404,688
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	165	170,031
Celgene Corp.
2.25%, 08/15/21	200	193,926
2.88%, 08/15/20	100	99,486
3.25%, 08/15/22	260	257,353
3.25%, 02/20/23 (Call 01/20/23)	25	24,608
3.45%, 11/15/27 (Call 08/15/27)	50	47,034
3.55%, 08/15/22	75	75,012
3.63%, 05/15/24 (Call 02/15/24)	150	148,850
3.88%, 08/15/25 (Call 05/15/25)	515	508,027
3.90%, 02/20/28 (Call 11/20/27)	250	242,605

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.95%, 10/15/20	$245	$248,866
4.00%, 08/15/23	250	253,135
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	170	162,955
2.55%, 09/01/20	765	758,344
2.95%, 03/01/27 (Call 12/01/26)	170	159,523
3.25%, 09/01/22 (Call 07/01/22)	205	204,848
3.50%, 02/01/25 (Call 11/01/24)	550	543,741
3.65%, 03/01/26 (Call 12/01/25)	525	521,178
3.70%, 04/01/24 (Call 01/01/24)	374	377,486
4.50%, 04/01/21 (Call 01/01/21)	100	103,079

		9,262,474

Building Materials — 0.1%
Fortune Brands Home &Security Inc., 3.00%, 06/15/20 (Call 05/15/20)	100	99,367
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(f)	25	24,838
3.75%, 12/01/21 (Call 09/01/21)	200	201,746
3.90%, 02/14/26 (Call 11/14/25)	100	99,354
4.25%, 03/01/21	36	36,704
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	80	76,309
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	250	232,857
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	49,922
4.38%, 04/01/26 (Call 01/01/26)	115	115,041
4.45%, 04/01/25 (Call 01/01/25)	250	253,945
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	150	151,554
4.20%, 12/01/24 (Call 09/01/24)	250	249,475

		1,591,112

Chemicals — 0.4%
Air Products &Chemicals Inc., 3.35%, 07/31/24
(Call 04/30/24)	250	248,822
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	125	125,128
Cabot Corp., 3.70%, 07/15/22	130	129,678
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	85	87,294
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	295	288,985
3.50%, 10/01/24 (Call 07/01/24)	240	235,450
4.13%, 11/15/21 (Call 08/15/21)	120	122,429
4.25%, 11/15/20 (Call 08/15/20)	405	412,752
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	195	194,093
3.60%, 08/15/22 (Call 05/15/22)	195	195,684
3.80%, 03/15/25 (Call 12/15/24)	125	124,531
El du Pont de Nemours &Co. 2.80%, 02/15/23	365	356,269
3.63%, 01/15/21	225	227,648
4.25%, 04/01/21	400	410,804
4.63%, 01/15/20	225	230,303
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	90	90,203
LYB International Finance BV, 4.00%, 07/15/23	50	50,352
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	165	156,753
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	250	272,215
6.00%, 11/15/21 (Call 08/17/21)	425	453,415
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	200	197,386

Security	Par (000)	Value

Chemicals (continued)
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	$250	$250,382
4.05%, 11/15/27 (Call 08/15/27)	25	24,290
4.25%, 11/15/23 (Call 08/15/23)	200	202,968
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	150	138,986
3.15%, 10/01/22 (Call 07/01/22)	150	146,588
3.50%, 06/01/23 (Call 03/01/23)	125	123,235
3.63%, 03/15/24 (Call 12/15/23)	219	214,278
4.00%, 12/15/26 (Call 09/15/26)	150	146,271
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	150	148,716
3.20%, 03/15/23 (Call 02/15/23)	75	74,450
3.60%, 11/15/20	200	201,996
3.75%, 03/15/28 (Call 12/15/27)(b)	100	99,726
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	100	96,469
2.65%, 02/05/25 (Call 11/05/24)	70	66,851
2.70%, 02/21/23 (Call 11/21/22)	75	73,371
3.00%, 09/01/21	100	100,025
3.20%, 01/30/26 (Call 10/30/25)	50	49,115
4.05%, 03/15/21	100	102,357
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	100	95,854
Sherwin-Williams Co. (The)
2.25%, 05/15/20	200	197,248
2.75%, 06/01/22 (Call 05/01/22)	385	374,832
3.45%, 06/01/27 (Call 03/01/27)	200	190,652
4.20%, 01/15/22 (Call 10/15/21)	175	178,579
Syngenta Finance NV, 3.13%, 03/28/22	400	389,880
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	360	341,597

		8,638,910

Commercial Services — 0.2%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	440	435,446
3.38%, 09/15/25 (Call 06/15/25)	165	164,769
Block Financial LLC, 4.13%, 10/01/20 (Call 09/01/20)	475	479,807
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	120	115,868
2.70%, 11/01/26 (Call 08/01/26)	325	303,323
3.25%, 01/14/23 (Call 11/14/22)	315	313,762
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	50	48,226
3.30%, 12/15/22 (Call 09/15/22)	200	196,302
3.95%, 06/15/23 (Call 05/15/23)	50	50,051
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	175	175,740
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	265	254,935
4.50%, 09/01/22 (Call 06/01/22)	50	51,707
4.88%, 02/15/24 (Call 11/15/23)	300	315,639
5.50%, 09/01/20	170	177,483
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	495	462,582
3.30%, 08/14/20 (Call 07/14/20)	85	85,172
4.00%, 06/15/25 (Call 03/15/25)	25	25,260
Total System Services Inc.
4.00%, 06/01/23 (Call 05/01/23)	50	50,284
4.80%, 04/01/26 (Call 01/01/26)	115	119,046
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	250	248,395
5.80%, 05/01/21	105	111,001

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Western Union Co. (The)
4.25%, 06/09/23 (Call 05/09/23)	$50	$50,204
5.25%, 04/01/20	66	67,818

		4,302,820

Computers — 1.0%
Apple Inc.
1.50%, 09/12/19	100	98,925
1.55%, 02/07/20	200	196,762
1.55%, 08/04/21 (Call 07/04/21)	465	447,339
1.90%, 02/07/20	100	98,917
2.00%, 11/13/20	250	245,720
2.15%, 02/09/22	300	291,651
2.25%, 02/23/21 (Call 01/23/21)	955	941,993
2.30%, 05/11/22 (Call 04/11/22)	200	195,104
2.40%, 01/13/23 (Call 12/13/22)	250	242,883
2.40%, 05/03/23	415	401,587
2.45%, 08/04/26 (Call 05/04/26)	30	27,866
2.50%, 02/09/22 (Call 01/09/22)	390	383,479
2.50%, 02/09/25	185	175,517
2.70%, 05/13/22	1,000	989,610
2.75%, 01/13/25 (Call 11/13/24)	265	255,614
2.85%, 05/06/21	850	848,504
2.85%, 02/23/23 (Call 12/23/22)	650	642,908
2.90%, 09/12/27 (Call 06/12/27)	525	499,180
3.00%, 02/09/24 (Call 12/09/23)	5	4,938
3.20%, 05/13/25	600	593,826
3.20%, 05/11/27 (Call 02/11/27)	745	726,159
3.25%, 02/23/26 (Call 11/23/25)	660	649,843
3.35%, 02/09/27 (Call 11/09/26)	330	325,898
3.45%, 05/06/24	702	708,058
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(a)	1,390	1,413,616
5.45%, 06/15/23 (Call 04/15/23)(a)	900	946,566
6.02%, 06/15/26 (Call 03/15/26)(a)	620	656,884
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	175	176,029
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	800	805,880
4.40%, 10/15/22 (Call 08/15/22)	315	324,075
4.90%, 10/15/25 (Call 07/15/25)	420	432,701
HP Inc., 4.05%, 09/15/22	164	166,914
IBM Credit LLC
1.80%, 01/20/21	100	97,217
2.65%, 02/05/21	200	198,204
3.00%, 02/06/23	100	98,908
International Business Machines Corp.
1.63%, 05/15/20	600	587,796
1.88%, 08/01/22	300	285,378
2.88%, 11/09/22	450	443,173
2.90%, 11/01/21	350	348,050
3.38%, 08/01/23	400	401,724
3.45%, 02/19/26	500	496,805
3.63%, 02/12/24	300	303,636
NetApp Inc.
3.30%, 09/29/24 (Call 07/29/24)	72	69,028
3.38%, 06/15/21 (Call 04/15/21)	60	59,701
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	75	74,583
4.75%, 06/01/23	325	326,397
4.75%, 01/01/25	75	71,840

Security	Par (000)	Value

Computers (continued)
4.88%, 03/01/24 (Call 01/01/24)	$250	$246,578
4.88%, 06/01/27 (Call 03/01/27)	75	70,383

		19,094,347

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.25%, 11/15/22	250	242,455
2.30%, 05/03/22	275	269,021
2.45%, 11/15/21	200	196,700
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	90	86,800
3.15%, 03/15/27 (Call 12/15/26)	155	150,415
Procter & Gamble Co. (The)
1.70%, 11/03/21	210	202,354
1.90%, 11/01/19	125	123,875
1.90%, 10/23/20	250	245,257
2.30%, 02/06/22	625	610,612
2.45%, 11/03/26	125	116,563
2.70%, 02/02/26	160	153,147
2.85%, 08/11/27	250	240,008
Unilever Capital Corp.
1.38%, 07/28/21	250	238,220
2.00%, 07/28/26	250	224,158
2.20%, 05/05/22 (Call 04/05/22)	250	241,420
2.90%, 05/05/27 (Call 02/05/27)	250	238,795
4.25%, 02/10/21	250	257,025

		3,836,825

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.88%, 01/23/28 (Call 10/23/27)	200	187,926
3.95%, 02/01/22 (Call 01/01/22)	500	500,260
4.13%, 07/03/23 (Call 06/03/23)	325	324,447
4.25%, 07/01/20	250	253,085
4.45%, 10/01/25 (Call 08/01/25)	150	150,294
4.50%, 05/15/21	300	305,124
4.63%, 10/30/20	350	357,546
5.00%, 10/01/21	150	154,974
Affiliated Managers Group Inc.
3.50%, 08/01/25	150	145,955
4.25%, 02/15/24	100	101,777
Air Lease Corp.
2.13%, 01/15/20	140	137,831
2.50%, 03/01/21	75	73,277
2.63%, 07/01/22 (Call 06/01/22)	165	158,714
2.75%, 01/15/23 (Call 12/15/22)	115	109,789
3.00%, 09/15/23 (Call 07/15/23)	170	162,190
3.25%, 03/01/25 (Call 01/01/25)	50	47,056
3.38%, 06/01/21 (Call 05/01/21)	110	109,346
3.63%, 04/01/27 (Call 01/01/27)	80	75,210
3.63%, 12/01/27 (Call 09/01/27)	100	93,196
3.75%, 02/01/22 (Call 12/01/21)	50	50,157
3.88%, 07/03/23 (Call 06/03/23)	250	249,042
4.25%, 09/15/24 (Call 06/15/24)	150	150,453
4.75%, 03/01/20	150	152,964
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	400	397,792
5.50%, 02/15/22	125	131,134
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	550	529,941
2.65%, 12/02/22	800	773,112

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.38%, 05/17/21 (Call 04/17/21)	$200	$200,736
3.63%, 12/05/24 (Call 11/04/24)	150	148,695
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	175	172,772
2.25%, 05/05/21 (Call 04/04/21)	755	736,925
2.38%, 05/26/20 (Call 04/25/20)	460	454,673
2.70%, 03/03/22 (Call 01/31/22)	285	278,550
3.30%, 05/03/27 (Call 04/03/27)	150	146,450
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	145	135,769
4.00%, 10/15/23	390	399,173
5.30%, 03/15/20	240	248,170
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	250	239,227
4.25%, 06/02/26 (Call 03/02/26)	100	99,509
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	25	24,926
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	100	97,310
3.00%, 03/10/25 (Call 12/10/24)	80	77,357
3.20%, 03/02/27 (Call 12/02/26)	215	207,901
3.20%, 01/25/28 (Call 10/25/27)	125	120,328
3.25%, 05/21/21 (Call 04/21/21)	235	235,665
3.85%, 05/21/25 (Call 03/21/25)	300	305,187
4.45%, 07/22/20	347	356,005
CME Group Inc.
3.00%, 09/15/22	225	223,015
3.00%, 03/15/25 (Call 12/15/24)	215	209,131
3.75%, 06/15/28 (Call 03/15/28)	25	25,395
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	150	144,540
3.85%, 11/21/22	475	473,157
3.95%, 11/06/24 (Call 08/06/24)	200	196,274
4.10%, 02/09/27 (Call 11/09/26)	85	82,522
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	90	87,554
4.50%, 06/20/28 (Call 03/20/28)	250	253,087
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	250	243,147
Franklin Resources Inc.
2.80%, 09/15/22	250	244,247
2.85%, 03/30/25	100	95,575
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	816	799,248
3.37%, 11/15/25	550	531,630
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	150	146,948
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	350	347,473
3.10%, 09/15/27 (Call 06/15/27)	125	119,105
3.45%, 09/21/23 (Call 08/21/23)	50	50,121
3.75%, 12/01/25 (Call 09/01/25)	365	367,978
4.00%, 10/15/23	140	143,681
International Lease Finance Corp.
4.63%, 04/15/21	25	25,577
5.88%, 08/15/22	150	159,957
8.25%, 12/15/20	200	219,722
8.63%, 01/15/22	100	114,517
Invesco Finance PLC
3.13%, 11/30/22	150	148,388
4.00%, 01/30/24	230	232,346
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	175	180,086

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	$225	$233,901
Jefferies Group LLC
5.13%, 01/20/23	140	145,873
6.88%, 04/15/21	250	269,265
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	255	253,001
Lazard Group LLC
3.75%, 02/13/25	280	272,362
4.25%, 11/14/20	225	229,075
Legg Mason Inc., 4.75%, 03/15/26	35	36,038
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	140	134,683
3.38%, 04/01/24	315	316,669
3.50%, 02/26/28 (Call 11/26/27)	70	70,127
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	150	146,583
4.25%, 06/01/24 (Call 03/01/24)	175	178,119
5.55%, 01/15/20	180	185,731
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	250	245,957
2.30%, 11/15/19 (Call 10/15/19)	225	223,805
2.30%, 11/01/20 (Call 10/01/20)	200	196,734
2.40%, 04/25/22 (Call 03/25/22)	100	97,208
2.70%, 02/15/23 (Call 12/15/22)	200	195,228
3.05%, 02/15/22 (Call 11/15/21)	200	199,116
3.25%, 11/01/25 (Call 08/01/25)	160	156,757
3.40%, 11/15/23 (Call 08/15/23)	150	150,498
3.40%, 02/07/28 (Call 11/07/27)	250	245,282
Nomura Holdings Inc., 6.70%, 03/04/20	325	340,704
ORIX Corp.
2.90%, 07/18/22	65	63,110
3.25%, 12/04/24	330	317,523
Raymond James Financial Inc., 3.63%, 09/15/26	150	145,122
Stifel Financial Corp., 4.25%, 07/18/24	195	196,197
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	275	249,579
4.25%, 08/15/24 (Call 05/15/24)	300	291,585
4.50%, 07/23/25 (Call 04/23/25)	350	340,882
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	440	434,056
3.30%, 04/01/27 (Call 01/01/27)	35	33,783
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	10	9,628
2.20%, 12/14/20 (Call 11/14/20)	730	719,284
2.75%, 09/15/27 (Call 06/15/27)	110	103,754
2.80%, 12/14/22 (Call 10/14/22)	695	685,249
3.15%, 12/14/25 (Call 09/14/25)	502	492,402

		25,037,211

Electric — 1.4%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	250	240,037
3.95%, 06/01/28 (Call 03/01/28)(a)	25	25,172
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	155	149,446
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	125	123,456
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	171,210
3.80%, 05/15/28 (Call 02/15/28)	25	25,392

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	$75	$70,831
Series F, 2.95%, 12/15/22 (Call 09/15/22)	175	170,921
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	145	136,870
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	62	59,580
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	130	128,822
3.75%, 11/15/23 (Call 08/15/23)	70	71,053
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	400	408,324
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	150	144,684
2.25%, 08/01/22 (Call 05/01/22)	100	96,141
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	200	191,054
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	35	33,686
CMS Energy Corp., 6.25%, 02/01/20	300	311,550
Commonwealth Edison Co.
2.95%, 08/15/27 (Call 05/15/27)	160	152,022
3.70%, 08/15/28 (Call 05/15/28)	100	100,697
Consolidated Edison Co. of New York Inc., 3.80%, 05/15/28 (Call 02/15/28)	80	81,291
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	50	49,396
3.38%, 08/15/23 (Call 05/15/23)	225	225,826
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	300	296,634
3.90%, 10/01/25 (Call 07/01/25)	125	124,036
4.45%, 03/15/21	200	204,924
Series B, 2.75%, 01/15/22 (Call 12/15/21)	250	244,637
Series C, 2.00%, 08/15/21 (Call 07/15/21)	115	110,515
DTE Electric Co., 3.45%, 10/01/20 (Call 07/01/20)	270	271,134
DTE Energy Co.
1.50%, 10/01/19	25	24,595
2.40%, 12/01/19 (Call 11/01/19)	55	54,526
2.85%, 10/01/26 (Call 07/01/26)	200	185,336
3.70%, 08/01/23 (Call 07/01/23)	40	40,253
3.80%, 03/15/27 (Call 12/15/26)	100	98,872
Series B, 3.30%, 06/15/22 (Call 04/15/22)	225	222,853
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	275	266,513
2.95%, 12/01/26 (Call 09/01/26)	60	57,633
3.05%, 03/15/23 (Call 02/15/23)	330	326,848
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	255	244,272
2.65%, 09/01/26 (Call 06/01/26)	290	264,347
3.05%, 08/15/22 (Call 05/15/22)	175	172,634
3.15%, 08/15/27 (Call 05/15/27)	125	117,619
3.55%, 09/15/21 (Call 06/15/21)	175	176,879
3.75%, 04/15/24 (Call 01/15/24)	255	256,074
5.05%, 09/15/19	225	229,592
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	175	177,252
Duke Energy Indiana LLC, 3.75%, 07/15/20	75	76,072
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	98,655
3.00%, 09/15/21 (Call 06/15/21)	150	149,325
3.25%, 08/15/25 (Call 05/15/25)	215	211,160
3.38%, 09/01/23 (Call 08/01/23)	25	25,092
3.70%, 09/01/28 (Call 06/01/28)	40	40,280

Security	Par (000)	Value

Electric (continued)
Edison International
2.13%, 04/15/20	$250	$245,247
2.40%, 09/15/22 (Call 08/15/22)	265	251,957
2.95%, 03/15/23 (Call 01/15/23)	250	240,597
4.13%, 03/15/28 (Call 12/15/27)	250	251,167
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	250	243,702
3.55%, 06/15/26 (Call 03/15/26)	275	262,474
Enel Chile SA, 4.88%, 06/12/28	25	25,600
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	25	24,824
3.70%, 06/01/24 (Call 03/01/24)	275	277,896
3.75%, 02/15/21 (Call 11/15/20)	200	202,158
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	325	300,625
4.00%, 07/15/22 (Call 05/15/22)	355	360,098
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	20	21,915
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	30	27,387
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	50	51,253
Eversource Energy
Series K, 2.75%, 03/15/22 (Call 02/15/22)	50	48,977
Series M, 3.30%, 01/15/28 (Call 10/15/27)	75	71,634
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	505	501,344
3.40%, 04/15/26 (Call 01/15/26)	125	120,655
3.50%, 06/01/22 (Call 05/01/22)	300	296,535
3.95%, 06/15/25 (Call 03/15/25)	325	326,352
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	175	174,451
3.40%, 03/15/22 (Call 02/15/22)	150	149,424
4.00%, 10/01/20 (Call 07/01/20)	47	47,564
4.25%, 06/15/22 (Call 03/15/22)	305	311,451
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	95	92,247
Series B, 3.90%, 07/15/27 (Call 04/15/27)	185	181,620
Series B, 4.25%, 03/15/23 (Call 12/15/22)	100	101,890
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23) .	150	148,983
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	365	337,731
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	175	165,062
4.25%, 12/01/19	100	101,559
Series C, 2.00%, 09/08/20	33	32,221
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	75	73,628
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)	50	49,733
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	115	110,997
3.35%, 11/15/27 (Call 08/15/27)	250	236,192
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	50	50,163
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	200	201,458
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	180	181,184
Nevada Power Co., 2.75%, 04/15/20	150	149,736
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	50	49,734
2.70%, 09/15/19 (Call 08/15/19)	75	74,747
3.55%, 05/01/27 (Call 02/01/27)	300	291,774
4.50%, 06/01/21 (Call 03/01/21)	100	102,533
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	205	196,720
2.20%, 08/15/20 (Call 07/15/20)	220	216,561

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	$250	$241,107
3.20%, 05/15/27 (Call 02/15/27)	170	164,662
Ohio Power Co., Series M, 5.38%, 10/01/21	150	159,624
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	100	100,254
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (Call 08/15/28)(a)	55	55,491
4.10%, 06/01/22 (Call 03/01/22)	25	25,651
7.00%, 09/01/22	225	255,877
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	125	121,191
3.40%, 08/15/24 (Call 05/15/24)	260	249,410
3.50%, 10/01/20 (Call 07/01/20)	225	224,813
3.75%, 02/15/24 (Call 11/15/23)	200	195,990
4.25%, 05/15/21 (Call 02/15/21)	100	101,382
4.25%, 08/01/23 (Call 07/01/23)(a)	100	100,625
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	150	148,983
3.85%, 06/15/21 (Call 03/15/21)	100	101,795
Pinnacle West Capital Corp., 2.25%, 11/30/20	250	244,217
PNM Resources Inc., 3.25%, 03/09/21	100	99,370
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	150	151,043
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	350	328,247
3.95%, 03/15/24 (Call 12/15/23)	200	201,658
4.20%, 06/15/22 (Call 03/15/22)	100	101,837
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	150	149,186
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	155	152,979
4.40%, 01/15/21 (Call 10/15/20)	175	179,154
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	250	247,392
3.85%, 06/01/23 (Call 05/01/23)	250	250,330
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	100	100,891
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	175	176,137
Public Service Electric &Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	58,316
2.25%, 09/15/26 (Call 06/15/26)	250	227,735
2.38%, 05/15/23 (Call 02/15/23)	175	168,177
3.00%, 05/15/27 (Call 02/15/27)	100	95,689
3.70%, 05/01/28 (Call 02/01/28)	25	25,199
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	175	170,345
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	250	231,590
3.00%, 08/15/21	170	168,866
Sempra Energy
2.40%, 02/01/20	45	44,498
2.40%, 03/15/20 (Call 02/15/20)	110	108,570
2.88%, 10/01/22 (Call 07/01/22)	125	121,861
2.90%, 02/01/23 (Call 01/01/23)	125	121,588
3.25%, 06/15/27 (Call 03/15/27)	275	257,711
3.40%, 02/01/28 (Call 10/01/27)	100	94,287
3.55%, 06/15/24 (Call 03/15/24)	50	49,215
3.75%, 11/15/25 (Call 08/15/25)	150	148,994
4.05%, 12/01/23 (Call 09/01/23)	100	101,434
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	298	277,036

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co., Series D, 3.40%, 06/01/23 (Call 05/01/23)	$50	$49,941
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	350	346,983
2.35%, 07/01/21 (Call 06/01/21)	400	388,464
2.75%, 06/15/20 (Call 05/15/20)	395	391,603
2.95%, 07/01/23 (Call 05/01/23)	250	241,392
3.25%, 07/01/26 (Call 04/01/26)	500	470,605
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)(d)	75	76,760
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	100	99,800
TECO Finance Inc., 5.15%, 03/15/20	225	230,731
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	175	173,301
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	100	95,301
UIL Holdings Corp., 4.63%, 10/01/20	120	122,708
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	175	175,486
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	99,185
3.45%, 02/15/24 (Call 11/15/23)	250	248,792
Series A, 3.10%, 05/15/25 (Call 02/15/25)	250	242,445
Series A, 3.15%, 01/15/26 (Call 10/15/25)	255	247,585
Series A, 3.50%, 03/15/27 (Call 12/15/26)	75	74,217
Series A, 3.80%, 04/01/28 (Call 01/01/28)	50	50,557
Series B, 2.95%, 11/15/26 (Call 08/15/26)	75	71,332
Series C, 2.75%, 03/15/23 (Call 12/15/22)	125	121,878
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	45	43,131
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	200	198,696
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	170	161,877
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	200	195,946
3.30%, 06/01/25 (Call 12/01/24)	85	82,962
3.35%, 12/01/26 (Call 06/01/26)	275	266,805
4.70%, 05/15/20 (Call 11/15/19)	150	152,870

		28,139,543

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	375	364,706
3.15%, 06/01/25 (Call 03/01/25)	125	122,070
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	95,666
3.50%, 02/15/28 (Call 11/15/27)	165	157,447

		739,889

Electronics — 0.3%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	250	251,083
5.00%, 07/15/20	100	103,267
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	400	397,240
4.00%, 02/01/22 (Call 11/01/21)	50	50,994
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	145	137,227
3.50%, 04/01/22 (Call 02/01/22)	100	98,600
4.00%, 04/01/25 (Call 01/01/25)	200	195,936
Avnet Inc. 4.63%, 04/15/26 (Call 01/15/26)	25	25,023
4.88%, 12/01/22	175	181,053
5.88%, 06/15/20	150	156,260

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	$135	$132,843
4.25%, 08/15/20	50	50,870
Flex Ltd.
4.63%, 02/15/20	250	253,942
5.00%, 02/15/23	150	154,715
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	200	193,914
3.15%, 06/15/26 (Call 03/15/26)	305	286,566
Honeywell International Inc.
1.80%, 10/30/19	130	128,614
1.85%, 11/01/21 (Call 10/01/21)	325	312,773
2.50%, 11/01/26 (Call 08/01/26)	195	181,453
3.35%, 12/01/23	250	251,967
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	100	95,816
4.70%, 09/15/22	120	122,915
5.63%, 12/15/20	275	286,676
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	250	254,657
4.60%, 04/06/27 (Call 01/06/27)	100	102,065
Legrand France SA, 8.50%, 02/15/25	115	143,105
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	225	233,606
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	90	89,154
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	25	25,116
4.90%, 06/15/28 (Call 03/15/28)	25	25,481
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	50	47,166
3.70%, 02/15/26 (Call 11/15/25)	115	113,973

		5,084,070

Engineering & Construction — 0.0%
Fluor Corp., 3.38%, 09/15/21	300	303,450

Environmental Control — 0.1%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	25	23,407
3.20%, 03/15/25 (Call 12/15/24)	215	208,470
3.38%, 11/15/27 (Call 08/15/27)	65	62,414
3.55%, 06/01/22 (Call 03/01/22)	200	201,108
3.95%, 05/15/28 (Call 02/15/28)	75	75,392
4.75%, 05/15/23 (Call 02/15/23)	150	157,530
5.00%, 03/01/20	150	154,101
5.25%, 11/15/21	245	259,465
5.50%, 09/15/19	25	25,646
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	150	143,964
2.90%, 09/15/22 (Call 06/15/22)	65	64,084
3.15%, 11/15/27 (Call 08/15/27)	165	157,196
3.50%, 05/15/24 (Call 02/15/24)	250	249,462
4.60%, 03/01/21 (Call 12/01/20)	125	128,985

		1,911,224

Food — 0.6%
Campbell Soup Co.
3.30%, 03/15/21	250	248,655
3.30%, 03/19/25 (Call 12/19/24)	150	139,892
3.65%, 03/15/23 (Call 02/15/23)	100	97,953
3.95%, 03/15/25 (Call 01/15/25)	225	218,662
4.15%, 03/15/28 (Call 12/15/27)	250	240,930
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	35	34,345

Security	Par (000)	Value

Food (continued)
General Mills Inc.
2.20%, 10/21/19	$250	$247,885
2.60%, 10/12/22 (Call 09/12/22)	250	241,700
3.20%, 04/16/21	55	54,919
3.20%, 02/10/27 (Call 11/10/26)	105	97,893
3.65%, 02/15/24 (Call 11/15/23)	250	248,200
4.00%, 04/17/25 (Call 02/17/25)	275	274,818
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	150	136,898
2.90%, 05/15/20	40	40,020
3.10%, 05/15/21	100	100,383
3.38%, 05/15/23 (Call 04/15/23)	100	100,685
4.13%, 12/01/20	250	256,587
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	110	103,224
4.63%, 11/01/20	50	51,345
JM Smucker Co. (The)
2.50%, 03/15/20	75	74,507
3.50%, 03/15/25	500	484,005
Kellogg Co.
2.65%, 12/01/23	225	215,885
3.25%, 05/14/21	195	195,107
3.25%, 04/01/26	165	156,684
3.40%, 11/15/27 (Call 08/15/27)	100	94,423
4.00%, 12/15/20	170	173,288
4.30%, 05/15/28 (Call 02/15/28)	250	252,195
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	325	322,221
3.00%, 06/01/26 (Call 03/01/26)	290	265,306
3.38%, 06/15/21	175	175,427
3.50%, 06/06/22	450	448,308
3.50%, 07/15/22 (Call 05/15/22)	300	298,413
3.95%, 07/15/25 (Call 04/15/25)	380	374,661
4.00%, 06/15/23 (Call 05/15/23)	150	150,610
4.63%, 01/30/29 (Call 10/30/28)	150	150,200
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	240	235,942
2.65%, 10/15/26 (Call 07/15/26)	250	225,110
2.80%, 08/01/22 (Call 07/01/22)	80	77,960
2.95%, 11/01/21 (Call 10/01/21)	150	148,046
3.30%, 01/15/21 (Call 12/15/20)	275	275,426
3.85%, 08/01/23 (Call 05/01/23)	150	151,495
4.00%, 02/01/24 (Call 11/01/23)	225	226,942
McCormick &Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	115	111,731
3.40%, 08/15/27 (Call 05/15/27)	250	239,945
Mondelez International Inc.
3.00%, 05/07/20	225	224,545
3.63%, 05/07/23 (Call 04/07/23)	200	199,752
4.13%, 05/07/28 (Call 02/07/28)	200	200,700
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	140	138,674
2.60%, 06/12/22	200	194,142
3.25%, 07/15/27 (Call 04/15/27)	225	214,096
3.30%, 07/15/26 (Call 04/15/26)	135	129,857
3.55%, 03/15/25 (Call 01/15/25)	350	344,953

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	$400	$380,316
3.95%, 08/15/24 (Call 05/15/24)	297	298,509
4.50%, 06/15/22 (Call 03/15/22)	260	268,637

		11,053,012

Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	101,794
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	425	427,546
Georgia-Pacific LLC, 8.00%, 01/15/24	165	199,195
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	200	184,482
3.65%, 06/15/24 (Call 03/15/24)	350	348,607
4.75%, 02/15/22 (Call 11/15/21)	175	181,912

		1,443,536

Gas — 0.1%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	15	14,303
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	150	149,451
4.00%, 04/01/28 (Call 01/01/28)	250	250,037
4.50%, 01/15/21 (Call 10/15/20)	145	148,013
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	50	49,615
2.80%, 11/15/20 (Call 10/15/20)	410	405,654
3.60%, 12/15/24 (Call 09/15/24)	175	173,045
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	300	295,497
4.75%, 09/01/28 (Call 06/01/28)	50	48,980
5.20%, 07/15/25 (Call 04/15/25)	125	128,467
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	395	381,787
3.65%, 06/15/23 (Call 05/15/23)(a)	50	50,117
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	25	24,996
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	38	35,310
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	150	141,712
3.50%, 09/15/21 (Call 06/15/21)	35	34,858
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	50	49,428

		2,381,270

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	100	99,912
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	49,006
3.40%, 12/01/21 (Call 09/01/21)	155	155,592

		304,510

Health Care - Products — 0.6%
Abbott Laboratories
2.00%, 03/15/20	100	98,593
2.35%, 11/22/19	30	29,893
2.55%, 03/15/22	250	243,348
2.80%, 09/15/20 (Call 08/15/20)	345	343,272
2.90%, 11/30/21 (Call 10/30/21)	65	64,295
2.95%, 03/15/25 (Call 12/15/24)	200	191,774
3.25%, 04/15/23 (Call 01/15/23)	90	89,365
3.40%, 11/30/23 (Call 09/30/23)	475	472,929
3.75%, 11/30/26 (Call 08/30/26)	725	721,476
3.88%, 09/15/25 (Call 06/15/25)	45	45,487
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	230	211,345

Security	Par (000)	Value

Health Care - Products (continued)
Becton Dickinson and Co.
2.68%, 12/15/19	$250	$248,700
2.89%, 06/06/22 (Call 05/06/22)	225	219,227
3.13%, 11/08/21	350	346,031
3.25%, 11/12/20	375	373,642
3.36%, 06/06/24 (Call 04/06/24)	215	208,264
3.70%, 06/06/27 (Call 03/06/27)	375	360,124
3.73%, 12/15/24 (Call 09/15/24)	358	352,626
Boston Scientific Corp.
3.85%, 05/15/25	175	175,814
4.00%, 03/01/28 (Call 12/01/27)	250	248,520
6.00%, 01/15/20	300	311,472
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	300	298,902
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	50	50,671
Life Technologies Corp., 6.00%, 03/01/20	365	379,224
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	185	181,973
Medtronic Inc.
2.50%, 03/15/20	700	695,464
3.13%, 03/15/22 (Call 12/15/21)	300	299,844
3.15%, 03/15/22	565	563,587
3.50%, 03/15/25	375	374,809
3.63%, 03/15/24 (Call 12/15/23)	250	252,723
4.13%, 03/15/21 (Call 12/15/20)	400	408,624
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	555	548,440
3.38%, 05/15/24 (Call 02/15/24)	125	123,510
3.38%, 11/01/25 (Call 08/01/25)	120	117,164
3.50%, 03/15/26 (Call 12/15/25)	35	34,277
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	210	196,382
3.00%, 04/15/23 (Call 02/15/23)	170	165,572
3.15%, 01/15/23 (Call 10/15/22)	275	270,460
3.20%, 08/15/27 (Call 05/15/27)	200	189,226
3.60%, 08/15/21 (Call 05/15/21)	300	301,629
3.65%, 12/15/25 (Call 09/15/25)	120	119,096
4.15%, 02/01/24 (Call 11/01/23)	250	256,232
4.50%, 03/01/21	50	51,420
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	375	371,782
3.15%, 04/01/22 (Call 02/01/22)	200	196,932
3.38%, 11/30/21 (Call 08/30/21)	100	99,383
3.55%, 04/01/25 (Call 01/01/25)	400	385,696
3.70%, 03/19/23 (Call 02/19/23)	95	94,897

		12,384,116

Health Care - Services — 0.5%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	155	150,046
2.80%, 06/15/23 (Call 04/15/23)	210	202,551
3.50%, 11/15/24 (Call 08/15/24)	215	210,952
4.13%, 06/01/21 (Call 03/01/21)	125	127,354
Anthem Inc.
2.50%, 11/21/20	50	49,259
2.95%, 12/01/22 (Call 11/01/22)	250	244,247
3.13%, 05/15/22	50	49,356
3.30%, 01/15/23	375	371,085
3.35%, 12/01/24 (Call 10/01/24)	95	92,724
3.50%, 08/15/24 (Call 05/15/24)	150	147,384

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.70%, 08/15/21 (Call 05/15/21)	$225	$227,077
4.10%, 03/01/28 (Call 12/01/27)	235	231,590
4.35%, 08/15/20	100	102,222
Catholic Health Initiatives, 2.95%, 11/01/22	215	208,144
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	365	330,964
3.25%, 04/15/25 (Call 01/15/25)	100	94,957
4.00%, 02/15/22 (Call 11/15/21)	100	101,362
4.50%, 03/15/21 (Call 12/15/20)	140	143,626
5.13%, 06/15/20	50	51,614
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	150	157,564
Dignity Health, 2.64%, 11/01/19	100	99,581
Howard Hughes Medical Institute, 3.50%, 09/01/23	275	279,196
Humana Inc.
2.50%, 12/15/20	65	63,882
2.63%, 10/01/19	45	44,809
2.90%, 12/15/22 (Call 11/15/22)	55	53,568
3.15%, 12/01/22 (Call 09/01/22)	143	140,686
3.85%, 10/01/24 (Call 07/01/24)	375	375,292
3.95%, 03/15/27 (Call 12/15/26)	235	233,075
Laboratory Corp. of America Holdings
3.20%, 02/01/22	125	124,124
3.60%, 02/01/25 (Call 11/01/24)	365	357,408
3.60%, 09/01/27 (Call 06/01/27)	75	72,148
3.75%, 08/23/22 (Call 05/23/22)	300	302,625
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	200	194,218
4.70%, 04/01/21	150	154,437
UnitedHealth Group Inc.
1.95%, 10/15/20	100	98,072
2.13%, 03/15/21	150	146,594
2.38%, 10/15/22	25	24,128
2.70%, 07/15/20	110	109,568
2.88%, 12/15/21	385	381,808
2.88%, 03/15/22 (Call 12/15/21)	225	223,042
2.88%, 03/15/23	300	294,648
3.10%, 03/15/26	330	318,839
3.15%, 06/15/21	125	125,133
3.35%, 07/15/22	125	125,635
3.38%, 04/15/27	300	293,835
3.45%, 01/15/27	195	192,295
3.50%, 06/15/23	125	125,911
3.75%, 07/15/25	475	480,325
3.85%, 06/15/28	150	151,787
4.70%, 02/15/21 (Call 11/15/20)	200	207,130

		9,087,877

Holding Companies - Diversified — 0.0%
Apollo Investment Corp., 5.25%, 03/03/25	25	24,225
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	100	97,752
3.88%, 01/15/20 (Call 12/15/19)	250	251,315
4.25%, 03/01/25 (Call 01/01/25)	75	72,536
FS Investment Corp., 4.25%, 01/15/20 (Call 12/15/19)	100	100,336

		546,164

Home Builders — 0.0%
DR Horton Inc.
4.00%, 02/15/20	288	290,339
5.75%, 08/15/23 (Call 05/15/23)	100	107,393

Security	Par (000)	Value

Home Builders (continued)
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	$100	$100,540

		498,272

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	50	47,379
3.80%, 11/15/24 (Call 08/15/24)	100	98,183
Whirlpool Corp., 4.85%, 06/15/21	295	305,349

		450,911

Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	250	248,230
3.15%, 08/01/27 (Call 05/01/27)	60	56,215
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	99,836
3.80%, 11/15/21	300	305,388
3.90%, 05/15/28 (Call 02/15/28)	150	150,832
Kimberly-Clark Corp.
2.75%, 02/15/26	80	75,625
3.05%, 08/15/25	150	145,442

		1,081,568

Housewares — 0.1%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	255	253,682
3.15%, 04/01/21 (Call 03/01/21)	275	270,985
3.85%, 04/01/23 (Call 02/01/23)	215	211,549
3.90%, 11/01/25 (Call 08/01/25)	65	61,664
4.20%, 04/01/26 (Call 01/01/26)	465	448,706
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	175	179,184

		1,425,770

Insurance — 0.8%
Aflac Inc.
3.63%, 11/15/24	465	465,995
4.00%, 02/15/22	200	204,504
Alleghany Corp., 4.95%, 06/27/22	375	393,367
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	275	267,578
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	140	135,918
Alterra Finance LLC, 6.25%, 09/30/20	100	105,569
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	150	141,659
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	250	249,827
3.75%, 07/10/25 (Call 04/10/25)	367	359,106
3.90%, 04/01/26 (Call 01/01/26)	310	304,485
4.13%, 02/15/24	225	227,842
4.20%, 04/01/28 (Call 01/01/28)	200	198,906
4.88%, 06/01/22	250	261,902
6.40%, 12/15/20	175	187,068
Aon Corp., 5.00%, 09/30/20	200	206,552
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	75	73,866
3.50%, 06/14/24 (Call 03/14/24)	125	123,118
3.88%, 12/15/25 (Call 09/15/25)	350	350,045
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	160	159,782
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(b)	50	51,917
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	175	164,344
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)(a)	250	242,812

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	$225	$215,588
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21	475	489,654
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	30	29,514
2.75%, 03/15/23 (Call 01/15/23)	500	491,870
3.13%, 03/15/26 (Call 12/15/25)	525	510,993
3.40%, 01/31/22	100	101,326
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	265	237,082
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	70	68,925
2.70%, 03/13/23	600	583,698
2.88%, 11/03/22 (Call 09/03/22)	85	83,447
3.35%, 05/03/26 (Call 02/03/26)	45	44,193
Cincinnati Financial Corp., 6.92%, 05/15/28	50	61,289
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	35	32,824
3.95%, 05/15/24 (Call 02/15/24)	125	125,450
4.50%, 03/01/26 (Call 12/01/25)	270	275,570
5.88%, 08/15/20	75	78,659
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	25	25,221
Fidelity National Financial Inc.
4.50%, 08/15/28 (Call 05/15/28)(a)	50	49,933
5.50%, 09/01/22	475	505,044
First American Financial Corp., 4.60%, 11/15/24	100	100,843
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	450	474,939
Lincoln National Corp.
3.35%, 03/09/25	75	72,503
3.63%, 12/12/26 (Call 09/15/26)	295	286,032
3.80%, 03/01/28 (Call 12/01/27)	50	48,659
4.85%, 06/24/21	100	103,880
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	295	295,159
Manulife Financial Corp.
4.15%, 03/04/26	430	436,299
4.90%, 09/17/20	90	92,831
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	90	84,954
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	290	286,566
2.75%, 01/30/22 (Call 12/30/21)	125	122,490
3.30%, 03/14/23 (Call 01/14/23)	45	44,571
3.50%, 06/03/24 (Call 03/03/24)	250	248,702
MetLife Inc.
3.00%, 03/01/25	190	182,467
3.05%, 12/15/22	125	123,530
3.60%, 04/10/24	265	266,524
3.60%, 11/13/25 (Call 08/13/25)	80	79,566
4.75%, 02/08/21	213	220,723
Series D, 4.37%, 09/15/23	200	208,368
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	25	24,225
4.88%, 10/01/24 (Call 09/01/24)	175	181,515
Primerica Inc., 4.75%, 07/15/22	100	103,935
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	90	84,341
3.40%, 05/15/25 (Call 02/15/25)	100	97,905
Progressive Corp. (The)
2.45%, 01/15/27	250	229,025
3.75%, 08/23/21	100	101,373

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc.
3.50%, 05/15/24	$325	$326,976
3.88%, 03/27/28 (Call 12/27/27)	300	300,867
4.50%, 11/16/21	250	258,855
5.20%, 03/15/44 (Call 03/15/24)(c)(d)	50	50,357
5.63%, 06/15/43 (Call 06/15/23)(c)(d)	20	20,888
5.88%, 09/15/42 (Call 09/15/22)(c)(d)	350	372,683
Reinsurance Group of America Inc., 5.00%, 06/01/21	200	207,982
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	25	25,073
Unum Group
4.00%, 03/15/24	200	199,094
5.63%, 09/15/20	125	130,244
Voya Financial Inc., 3.65%, 06/15/26	150	144,695
Willis Towers Watson PLC, 5.75%, 03/15/21	100	104,866
WR Berkley Corp., 4.63%, 03/15/22	300	310,176
XLIT Ltd.
4.45%, 03/31/25	150	149,718
5.75%, 10/01/21	265	281,608

		16,372,449

Internet — 0.4%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	397,384
2.80%, 06/06/23 (Call 05/06/23)	100	96,875
3.13%, 11/28/21 (Call 09/28/21)	500	495,035
3.40%, 12/06/27 (Call 09/06/27)	370	347,756
3.60%, 11/28/24 (Call 08/28/24)(b)	200	197,650
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	250	227,507
3.38%, 02/25/24	375	380,910
3.63%, 05/19/21	170	173,577
Amazon.com Inc.
1.90%, 08/21/20	175	171,897
2.40%, 02/22/23 (Call 01/22/23)	100	96,539
2.50%, 11/29/22 (Call 08/29/22)	200	195,136
2.60%, 12/05/19 (Call 11/05/19)	643	642,376
2.80%, 08/22/24 (Call 06/22/24)	290	281,816
3.15%, 08/22/27 (Call 05/22/27)	455	439,967
3.30%, 12/05/21 (Call 10/05/21)	525	530,250
3.80%, 12/05/24 (Call 09/05/24)	105	107,868
5.20%, 12/03/25 (Call 09/03/25)	250	276,345
Baidu Inc.
3.50%, 11/28/22	300	296,214
3.88%, 09/29/23 (Call 08/29/23)	200	199,634
4.13%, 06/30/25	400	398,144
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	175	169,048
3.60%, 06/01/26 (Call 03/01/26)	325	318,126
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	350	339,598
2.75%, 01/30/23 (Call 12/30/22)	350	338,009
2.88%, 08/01/21 (Call 06/01/21)	50	49,438
3.25%, 10/15/20 (Call 07/15/20)	145	145,302
3.45%, 08/01/24 (Call 05/01/24)	275	269,522
3.60%, 06/05/27 (Call 03/05/27)	50	47,690
3.80%, 03/09/22 (Call 02/09/22)	75	76,065
Expedia Group Inc.
5.00%, 02/15/26 (Call 11/15/25)	135	139,464
5.95%, 08/15/20	425	445,128

		8,290,270

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.1%
ArcelorMittal, 6.13%, 06/01/25	$250	$272,388
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	255,735
4.13%, 09/15/22 (Call 06/15/22)	100	102,795
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	100	102,035
Vale Overseas Ltd.
4.38%, 01/11/22	214	215,357
6.25%, 08/10/26	380	417,365

		1,365,675

Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	250	254,137
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	150	145,304
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	80	78,678
5.25%, 11/15/22	200	211,234

		689,353

Lodging — 0.1%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	85	83,673
4.38%, 09/15/28 (Call 06/15/28)	50	49,717
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	40	38,554
2.88%, 03/01/21 (Call 02/01/21)	100	98,963
3.25%, 09/15/22 (Call 06/15/22)	100	98,885
3.38%, 10/15/20 (Call 07/15/20)	105	105,473
3.75%, 03/15/25 (Call 12/15/24)	65	63,962
Series R, 3.13%, 06/15/26 (Call 03/15/26)	250	234,342
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)(a)	200	202,178
5.13%, 08/08/25 (Call 06/08/25)(a)	200	201,772

		1,177,519

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	250	246,994
3.38%, 04/03/23 (Call 03/03/23)	250	250,532
3.80%, 04/03/28 (Call 01/03/28)	225	228,265
Caterpillar Financial Services Corp.
1.70%, 08/09/21	120	115,892
1.85%, 09/04/20	40	39,146
1.93%, 10/01/21	15	14,467
2.00%, 03/05/20	400	394,956
2.25%, 12/01/19	100	99,384
2.40%, 06/06/22	105	102,095
2.55%, 11/29/22	300	292,572
2.90%, 03/15/21	25	24,928
2.95%, 05/15/20	250	250,187
3.25%, 12/01/24	50	49,695
3.30%, 06/09/24	150	149,565
3.45%, 05/15/23	275	276,743
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	325	318,393
3.40%, 05/15/24 (Call 02/15/24)	20	20,131
3.90%, 05/27/21	465	476,881
CNH Industrial Capital LLC
3.88%, 10/15/21	50	50,055
4.38%, 04/05/22	250	253,687
4.88%, 04/01/21	55	56,464

Security	Par (000)	Value

Machinery (continued)
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	$90	$86,488
4.50%, 08/15/23	89	90,841
Deere &Co.
2.60%, 06/08/22 (Call 03/08/22)	125	122,739
4.38%, 10/16/19	300	305,088
John Deere Capital Corp.
1.95%, 06/22/20	50	49,159
2.05%, 03/10/20	200	197,440
2.15%, 09/08/22	50	48,021
2.35%, 01/08/21	160	157,640
2.38%, 07/14/20	265	262,236
2.55%, 01/08/21	150	148,710
2.65%, 01/06/22	190	187,150
2.65%, 06/24/24	135	129,532
2.70%, 01/06/23	60	58,636
2.80%, 03/04/21	225	223,472
2.80%, 03/06/23	280	275,022
2.80%, 09/08/27	100	93,952
3.05%, 01/06/28	100	95,990
3.15%, 10/15/21	175	175,465
3.35%, 06/12/24	150	149,529
3.45%, 06/07/23	270	271,952
3.45%, 03/13/25	100	99,927
Series 0014, 2.45%, 09/11/20	195	193,146
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)(a)	50	49,390
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	50	50,294
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	125	119,456
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	200	199,108
3.13%, 11/15/22 (Call 08/15/22)	250	246,035
3.80%, 12/15/26 (Call 09/15/26)	40	39,174
6.25%, 09/01/19	40	41,264
Wabtec Corp./DE, 3.45%, 11/15/26 (Call 08/15/26)	200	185,780
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	50	47,387

		8,111,055

Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	250	240,370
2.00%, 06/26/22	35	33,783
2.25%, 03/15/23 (Call 02/15/23)	100	96,709
2.25%, 09/19/26 (Call 06/19/26)	25	22,889
3.00%, 08/07/25	250	245,338
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	75	74,917
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	100	96,429
Eaton Corp.
2.75%, 11/02/22	610	594,561
3.10%, 09/15/27 (Call 06/15/27)	100	94,002
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	25	24,737
2.70%, 10/09/22	325	316,764
3.10%, 01/09/23	300	296,304
3.15%, 09/07/22	218	216,906
3.38%, 03/11/24	165	164,030
3.45%, 05/15/24 (Call 02/13/24)	145	143,884
4.38%, 09/16/20	200	204,872
4.63%, 01/07/21	215	222,153
4.65%, 10/17/21	600	624,180
5.30%, 02/11/21	250	261,977
5.50%, 01/08/20	100	103,222

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	$355	$331,279
3.38%, 09/15/21 (Call 06/15/21)	275	276,545
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	250	247,802
4.25%, 06/15/23	275	283,412
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20 (Call 04/01/20)	80	79,334
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	100	97,140
3.30%, 11/21/24 (Call 08/21/24)	250	247,177
3.50%, 09/15/22	25	25,159
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	210	202,201
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	115	111,302

		5,979,378

Media — 0.9%
21st Century Fox America Inc.
3.00%, 09/15/22	225	221,596
3.38%, 11/15/26 (Call 08/15/26)	85	82,490
3.70%, 09/15/24 (Call 06/15/24)	20	20,056
3.70%, 10/15/25 (Call 07/15/25)	230	228,875
4.00%, 10/01/23	150	153,119
4.50%, 02/15/21	150	154,491
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	265	250,642
2.90%, 01/15/27 (Call 10/15/26)	25	22,376
3.38%, 03/01/22 (Call 12/01/21)	375	371,306
3.50%, 01/15/25 (Call 10/15/24)	150	144,219
3.70%, 08/15/24 (Call 05/15/24)	300	292,491
4.00%, 01/15/26 (Call 10/15/25)	100	97,995
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	650	651,956
4.20%, 03/15/28 (Call 12/15/27)	200	191,406
4.46%, 07/23/22 (Call 05/23/22)	640	653,146
4.91%, 07/23/25 (Call 04/23/25)	885	902,833
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	315	386,622
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	155	146,949
2.35%, 01/15/27 (Call 10/15/26)	265	235,095
2.75%, 03/01/23 (Call 02/01/23)	235	228,676
2.85%, 01/15/23	50	48,921
3.00%, 02/01/24 (Call 01/01/24)	320	311,251
3.13%, 07/15/22	400	397,444
3.15%, 03/01/26 (Call 12/01/25)	410	390,582
3.30%, 02/01/27 (Call 11/01/26)	140	133,984
3.38%, 02/15/25 (Call 11/15/24)	225	219,564
3.38%, 08/15/25 (Call 05/15/25)	75	73,073
3.55%, 05/01/28 (Call 02/01/28)	500	484,465
3.60%, 03/01/24	270	270,073
5.15%, 03/01/20	145	149,520
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)(a)	250	247,377
2.95%, 03/20/23 (Call 02/20/23)	115	110,586
3.25%, 04/01/23	100	97,168
3.30%, 05/15/22	100	98,492
3.45%, 03/15/25 (Call 12/15/24)	100	95,475
3.90%, 11/15/24 (Call 08/15/24)(a)	350	345,901
3.95%, 03/20/28 (Call 12/20/27)	400	381,316

Security	Par (000)	Value

Media (continued)
4.38%, 06/15/21	$250	$255,097
4.90%, 03/11/26 (Call 12/11/25)	125	128,644
Grupo Televisa SAB, 6.63%, 03/18/25	100	113,285
NBCUniversal Media LLC
2.88%, 01/15/23	300	293,805
4.38%, 04/01/21	75	77,260
5.15%, 04/30/20	775	801,606
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	300	298,458
Thomson Reuters Corp., 3.85%, 09/29/24 (Call 06/29/24)	450	444,798
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	210	211,590
4.13%, 02/15/21 (Call 11/15/20)	400	403,808
5.00%, 02/01/20	150	152,966
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	25	29,120
Viacom Inc.
3.88%, 12/15/21	100	100,609
3.88%, 04/01/24 (Call 01/01/24)	100	98,321
4.25%, 09/01/23 (Call 06/01/23)	300	302,079
Walt Disney Co. (The)
1.80%, 06/05/20	75	73,562
1.85%, 07/30/26	265	234,461
2.15%, 09/17/20	313	308,405
2.35%, 12/01/22	125	120,641
2.55%, 02/15/22	350	342,923
2.75%, 08/16/21	400	396,376
2.95%, 06/15/27(b)	275	262,933
3.00%, 02/13/26	85	82,284
3.15%, 09/17/25	190	186,456
3.75%, 06/01/21(b)	125	127,374
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	200	182,158
3.40%, 06/15/22	100	99,433
3.55%, 06/01/24 (Call 03/01/24)	315	307,131
3.60%, 07/15/25 (Call 04/15/25)	225	216,241
3.80%, 02/15/27 (Call 11/15/26)	305	292,724
4.00%, 01/15/22	150	152,121
4.05%, 12/15/23	150	151,703
4.70%, 01/15/21	145	149,499
4.75%, 03/29/21	25	25,820
4.88%, 03/15/20	315	324,346

		17,039,568

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	500	490,460
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	250	249,678

		740,138

Mining — 0.1%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	550	543,279
3.25%, 11/21/21	250	250,685
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	365	363,376
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	95	86,813
5.95%, 03/15/24 (Call 12/15/23)	125	129,066
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	100	99,586
5.13%, 10/01/19	50	51,030
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	370	373,341

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Southern Copper Corp.
3.50%, 11/08/22	$220	$217,741
3.88%, 04/23/25	75	73,601
5.38%, 04/16/20	50	51,813
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	100	94,980

		2,335,311

Office & Business Equipment — 0.0%
Xerox Corp.
2.75%, 09/01/20	166	162,858
3.63%, 03/15/23 (Call 02/15/23)	100	94,390
3.80%, 05/15/24	100	94,122
4.50%, 05/15/21	175	176,473

		527,843

Oil & Gas — 1.8%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	320	310,557
4.85%, 03/15/21 (Call 02/15/21)	405	417,118
5.55%, 03/15/26 (Call 12/15/25)	75	80,648
Andeavor
4.75%, 12/15/23 (Call 10/15/23)	100	104,356
5.13%, 12/15/26 (Call 09/15/26)	50	53,030
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	87	83,441
3.25%, 04/15/22 (Call 01/15/22)	295	292,127
4.38%, 10/15/28 (Call 07/15/28)	110	108,863
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	425	412,369
2.32%, 02/13/20	90	89,249
2.52%, 01/15/20	350	348,201
2.52%, 09/19/22 (Call 08/19/22)	255	247,396
2.75%, 05/10/23	200	194,562
3.02%, 01/16/27 (Call 10/16/26)	350	333,574
3.06%, 03/17/22	25	24,854
3.12%, 05/04/26 (Call 02/04/26)	520	500,770
3.22%, 11/28/23 (Call 09/28/23)	525	519,372
3.22%, 04/14/24 (Call 02/14/24)	300	295,788
3.25%, 05/06/22	50	49,950
3.54%, 11/04/24	323	322,913
3.56%, 11/01/21	220	222,440
3.99%, 09/26/23	250	256,440
4.50%, 10/01/20	100	102,923
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	50	48,455
3.80%, 04/15/24 (Call 01/15/24)	150	149,514
3.85%, 06/01/27 (Call 03/01/27)	415	405,322
3.90%, 02/01/25 (Call 11/01/24)	175	173,824
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	350	336,728
4.25%, 04/15/27 (Call 01/15/27)(b)	280	270,757
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	300	296,292
2.10%, 05/16/21 (Call 04/15/21)	225	220,250
2.36%, 12/05/22 (Call 09/05/22)	500	484,235
2.41%, 03/03/22 (Call 01/03/22)	195	191,098
2.42%, 11/17/20 (Call 10/17/20)	450	445,801
2.95%, 05/16/26 (Call 02/16/26)	590	567,155
3.19%, 06/24/23 (Call 03/24/23)	600	599,970
3.33%, 11/17/25 (Call 08/17/25)	100	99,256
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	50	48,069

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	$950	$917,633
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	750	761,235
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	100	95,798
4.38%, 01/15/25 (Call 01/15/20)	100	100,912
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	80	86,610
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)	425	423,908
4.50%, 04/15/23 (Call 01/15/23)	25	25,543
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	442	435,679
5.85%, 12/15/25 (Call 09/15/25)	5	5,519
Ecopetrol SA
4.13%, 01/16/25	500	489,695
5.38%, 06/26/26 (Call 03/26/26)	500	516,115
5.88%, 09/18/23	325	345,491
Eni USA Inc., 7.30%, 11/15/27	75	90,501
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	125	123,795
4.10%, 02/01/21	650	663,175
4.15%, 01/15/26 (Call 10/15/25)	280	287,991
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	15	14,682
3.00%, 10/01/22 (Call 09/01/22)	115	111,473
3.90%, 10/01/27 (Call 07/01/27)	215	202,840
4.88%, 11/15/21	400	412,136
Equinor ASA
2.25%, 11/08/19	75	74,573
2.45%, 01/17/23	820	796,097
2.65%, 01/15/24	15	14,499
2.75%, 11/10/21	35	34,575
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	235	232,342
2.22%, 03/01/21 (Call 02/01/21)	505	497,082
2.40%, 03/06/22 (Call 01/06/22)	250	245,342
2.71%, 03/06/25 (Call 12/06/24)	465	448,209
2.73%, 03/01/23 (Call 01/01/23)	300	295,398
3.04%, 03/01/26 (Call 12/01/25)	440	430,509
3.18%, 03/15/24 (Call 12/15/23)	200	199,926
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	145	138,249
4.30%, 04/01/27 (Call 01/01/27)	110	106,908
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	165	177,840
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	100,318
7.25%, 12/15/19	315	330,920
Kerr-McGee Corp., 6.95%, 07/01/24	175	199,878
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	375	368,651
4.40%, 07/15/27 (Call 04/15/27)	210	211,071
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	230	230,451
3.63%, 09/15/24 (Call 06/15/24)	115	114,149
5.13%, 03/01/21	305	317,328
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	650	660,335
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	97,442
3.00%, 02/15/27 (Call 11/15/26)	15	14,385
3.13%, 02/15/22 (Call 11/15/21)	85	84,617
3.40%, 04/15/26 (Call 01/15/26)	485	480,121

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.50%, 06/15/25 (Call 03/15/25)	$205	$204,760
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	355	362,579
Petroleos Mexicanos
3.50%, 01/30/23	575	542,731
4.25%, 01/15/25	250	233,585
4.50%, 01/23/26	200	185,170
4.63%, 09/21/23	350	343,980
4.88%, 01/24/22	1,000	1,005,680
4.88%, 01/18/24	375	368,651
5.35%, 02/12/28(a)	400	372,992
5.50%, 01/21/21	575	590,617
6.00%, 03/05/20	637	657,257
6.38%, 02/04/21	325	339,664
6.50%, 03/13/27	700	707,490
6.88%, 08/04/26	600	622,338
Phillips 66, 4.30%, 04/01/22	400	412,140
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	55	55,122
3.95%, 07/15/22 (Call 04/15/22)	340	345,205
Shell International Finance BV
1.75%, 09/12/21	225	216,934
1.88%, 05/10/21	225	218,702
2.13%, 05/11/20	600	592,794
2.25%, 11/10/20	300	295,614
2.25%, 01/06/23	120	115,518
2.38%, 08/21/22	375	365,392
2.50%, 09/12/26	287	267,177
2.88%, 05/10/26	345	330,372
3.25%, 05/11/25	575	567,910
3.40%, 08/12/23	100	100,750
4.30%, 09/22/19	426	433,216
4.38%, 03/25/20	100	102,380
Total Capital Canada Ltd., 2.75%, 07/15/23	150	146,411
Total Capital International SA
2.70%, 01/25/23	150	146,675
2.88%, 02/17/22	375	372,266
3.70%, 01/15/24	425	431,923
3.75%, 04/10/24	364	370,279
Total Capital SA, 4.13%, 01/28/21	225	230,717
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	385	368,495
6.13%, 02/01/20	450	468,022

		36,211,121

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	200	199,888
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	325	307,957
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	125	125,355
3.80%, 11/15/25 (Call 08/15/25)	765	763,776
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	300	287,619
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	195	191,008

		1,875,603

Packaging & Containers — 0.0%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	50	45,808
4.50%, 10/15/21 (Call 07/15/21)	150	153,651

Security	Par (000)	Value

Packaging & Containers (continued)
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	$40	$39,605
4.50%, 11/01/23 (Call 08/01/23)	200	207,208
WestRock Co.
3.38%, 09/15/27 (Call 06/15/27)(a)	15	14,177
3.75%, 03/15/25 (Call 01/15/25)(a)	50	49,352
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	250	253,212
4.90%, 03/01/22	50	52,138

		815,151

Pharmaceuticals — 1.5%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	385	375,356
2.50%, 05/14/20 (Call 04/14/20)	700	692,916
2.85%, 05/14/23 (Call 03/14/23)	375	363,180
2.90%, 11/06/22	615	600,824
3.20%, 05/14/26 (Call 02/14/26)	550	518,105
3.60%, 05/14/25 (Call 02/14/25)	465	454,510
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	375	368,182
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	635	633,362
3.45%, 03/15/22 (Call 01/15/22)	674	669,262
3.80%, 03/15/25 (Call 12/15/24)	725	718,837
3.85%, 06/15/24 (Call 03/15/24)	100	99,697
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	245	233,919
3.38%, 09/15/20	150	150,444
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	95,996
3.40%, 05/15/24 (Call 02/15/24)	175	171,915
3.45%, 12/15/27 (Call 09/15/27)	150	140,940
3.50%, 11/15/21 (Call 08/15/21)	25	25,052
AstraZeneca PLC
2.38%, 11/16/20	375	369,124
2.38%, 06/12/22 (Call 05/12/22)	70	67,428
3.13%, 06/12/27 (Call 03/12/27)	35	32,928
3.38%, 11/16/25	550	535,183
3.50%, 08/17/23 (Call 07/17/23)	125	124,920
Bristol-Myers Squibb Co.
2.00%, 08/01/22	340	325,703
3.25%, 11/01/23	300	300,426
3.25%, 02/27/27	105	103,065
Cardinal Health Inc.
2.40%, 11/15/19	10	9,936
2.62%, 06/15/22 (Call 05/15/22)	130	124,677
3.08%, 06/15/24 (Call 04/15/24)	200	189,748
3.41%, 06/15/27 (Call 03/15/27)	400	369,392
3.50%, 11/15/24 (Call 08/15/24)	150	145,242
4.63%, 12/15/20	100	102,584
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	105	101,714
2.75%, 12/01/22 (Call 09/01/22)	250	241,213
2.80%, 07/20/20 (Call 06/20/20)	640	635,296
2.88%, 06/01/26 (Call 03/01/26)	275	252,835
3.35%, 03/09/21	500	500,105
3.38%, 08/12/24 (Call 05/12/24)(b)	315	306,076
3.50%, 07/20/22 (Call 05/20/22)	250	249,150
3.70%, 03/09/23 (Call 02/09/23)	300	299,829
3.88%, 07/20/25 (Call 04/20/25)	165	162,782
4.00%, 12/05/23 (Call 09/05/23)	275	277,274

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.10%, 03/25/25 (Call 01/25/25)	$650	$651,267
4.13%, 05/15/21 (Call 02/15/21)	200	203,534
4.30%, 03/25/28 (Call 12/25/27)	2,000	1,985,280
4.75%, 12/01/22 (Call 09/01/22)	250	259,837
Eli Lilly & Co., 3.10%, 05/15/27 (Call 02/15/27)	190	184,568
Express Scripts Holding Co.
3.05%, 11/30/22 (Call 10/30/22)	250	242,482
3.30%, 02/25/21 (Call 01/25/21)	60	59,725
3.40%, 03/01/27 (Call 12/01/26)	115	106,735
3.50%, 06/15/24 (Call 03/15/24)	250	242,562
3.90%, 02/15/22	300	301,692
4.50%, 02/25/26 (Call 11/27/25)	400	403,436
4.75%, 11/15/21	300	310,476
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	115	112,620
3.13%, 05/14/21	125	125,244
3.38%, 05/15/23	100	100,168
3.63%, 05/15/25	85	85,462
3.88%, 05/15/28	100	101,656
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	725	716,967
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	50	48,634
2.05%, 03/01/23 (Call 01/01/23)	290	279,342
2.45%, 03/01/26 (Call 12/01/25)	425	401,502
2.95%, 09/01/20	100	100,649
2.95%, 03/03/27 (Call 12/03/26)	65	63,253
3.38%, 12/05/23	250	253,932
3.55%, 05/15/21	300	306,084
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	250	241,193
2.85%, 03/15/23 (Call 12/15/22)	125	120,444
3.80%, 03/15/24 (Call 12/15/23)	25	24,878
Mead Johnson Nutrition Co.
3.00%, 11/15/20	235	234,342
4.13%, 11/15/25 (Call 08/15/25)	185	189,409
Merck &Co. Inc.
1.85%, 02/10/20	230	227,164
2.35%, 02/10/22	375	367,027
2.75%, 02/10/25 (Call 11/10/24)	560	542,013
2.80%, 05/18/23	490	482,273
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	595	586,676
3.95%, 06/15/26 (Call 03/15/26)	365	346,936
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	350	341,236
2.40%, 09/21/22	375	364,215
3.10%, 05/17/27 (Call 02/17/27)	275	265,708
3.40%, 05/06/24	600	601,830
4.40%, 04/24/20	25	25,614
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	200	196,338
Pfizer Inc.
1.70%, 12/15/19	350	345,880
2.20%, 12/15/21	220	215,090
2.75%, 06/03/26	300	286,722
3.00%, 06/15/23	250	248,750
3.00%, 12/15/26	390	378,499
3.40%, 05/15/24	230	232,507

Security	Par (000)	Value

Pharmaceuticals (continued)
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	$200	$201,098
3.63%, 06/19/28 (Call 03/19/28)	150	150,684
4.00%, 03/29/21	250	255,997
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	765	756,141
2.40%, 09/23/21 (Call 08/23/21)	720	696,326
2.88%, 09/23/23 (Call 07/23/23)	100	95,559
3.20%, 09/23/26 (Call 06/23/26)	665	620,033
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	225	211,088
3.25%, 08/20/21	95	95,027
3.25%, 02/01/23 (Call 11/01/22)	225	222,363
3.90%, 08/20/28 (Call 05/20/28)	65	64,897
4.50%, 11/13/25 (Call 08/13/25)	215	224,890

		30,245,081

Pipelines — 1.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	100	98,424
4.25%, 12/01/27 (Call 09/01/27)	60	59,038
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	250	242,330
5.95%, 06/01/26 (Call 03/01/26)	240	256,937
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	25	23,045
4.15%, 07/01/23 (Call 04/01/23)	100	98,840
4.35%, 10/15/24 (Call 07/15/24)	450	443,556
4.88%, 02/01/21 (Call 11/01/20)	75	76,423
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	125	124,640
4.50%, 06/01/25 (Call 03/01/25)	125	126,199
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	250	242,532
4.95%, 05/15/28 (Call 02/15/28)	105	104,442
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	255	258,152
4.38%, 10/15/20 (Call 09/15/20)	250	254,612
5.88%, 10/15/25 (Call 07/15/25)	90	98,887
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	200	195,974
3.70%, 07/15/27 (Call 04/15/27)	300	290,595
4.25%, 12/01/26 (Call 09/01/26)	180	181,004
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	115	113,442
4.05%, 03/15/25 (Call 12/15/24)	475	467,006
4.15%, 10/01/20 (Call 08/01/20)	263	266,661
4.65%, 06/01/21 (Call 03/01/21)	425	435,676
4.75%, 01/15/26 (Call 10/15/25)	565	573,130
4.95%, 06/15/28 (Call 03/15/28)	225	230,980
5.20%, 02/01/22 (Call 11/01/21)	390	406,906
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)	125	132,786
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	210	209,147
2.85%, 04/15/21 (Call 03/15/21)	230	227,534
3.35%, 03/15/23 (Call 12/15/22)	400	397,144
3.70%, 02/15/26 (Call 11/15/25)	75	74,230
3.75%, 02/15/25 (Call 11/15/24)	249	249,593
3.90%, 02/15/24 (Call 11/15/23)	545	552,303
3.95%, 02/15/27 (Call 11/15/26)(b)	340	340,772

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.20%, 09/01/20	$50	$51,971
5.25%, 01/31/20	100	102,917
5.38%, 02/15/78 (Call 02/15/28)(c)(d)	200	187,884
EQT Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	175	167,995
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	200	197,196
3.50%, 03/01/21 (Call 01/01/21)	70	70,095
3.95%, 09/01/22 (Call 06/01/22)	190	192,025
4.15%, 03/01/22	200	203,494
4.25%, 09/01/24 (Call 06/01/24)	165	166,518
4.30%, 05/01/24 (Call 02/01/24)	100	101,404
5.00%, 10/01/21 (Call 07/01/21)	100	103,978
6.50%, 04/01/20	330	345,992
6.85%, 02/15/20	400	419,872
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	325	325,146
3.15%, 01/15/23 (Call 12/15/22)	200	195,410
4.30%, 06/01/25 (Call 03/01/25)	125	126,313
4.30%, 03/01/28 (Call 12/01/27)	215	212,988
6.50%, 09/15/20	200	211,936
Magellan Midstream Partners LP, 4.25%, 02/01/21	375	382,624
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	25	24,625
4.13%, 03/01/27 (Call 12/01/26)	370	362,681
4.50%, 07/15/23 (Call 04/15/23)	25	25,710
4.88%, 12/01/24 (Call 09/01/24)	225	233,777
4.88%, 06/01/25 (Call 03/01/25)	400	415,764
5.50%, 02/15/23 (Call 10/01/18)	259	263,654
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)(a)	175	171,553
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	75	73,328
4.25%, 02/01/22 (Call 11/01/21)	50	50,763
7.50%, 09/01/23 (Call 06/01/23)	25	28,778
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	340	336,287
5.00%, 09/15/23 (Call 06/15/23)	250	262,272
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	100	95,398
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	250	248,065
3.60%, 11/01/24 (Call 08/01/24)	195	188,140
3.65%, 06/01/22 (Call 03/01/22)	75	74,303
3.85%, 10/15/23 (Call 07/15/23)	250	246,720
4.50%, 12/15/26 (Call 09/15/26)	140	140,182
4.65%, 10/15/25 (Call 07/15/25)	250	253,315
5.75%, 01/15/20	100	102,981
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	100	102,682
5.63%, 02/01/21 (Call 11/01/20)	120	125,260
5.63%, 04/15/23 (Call 01/15/23)	200	213,610
5.63%, 03/01/25 (Call 12/01/24)	775	827,746
5.75%, 05/15/24 (Call 02/15/24)	400	430,544
5.88%, 06/30/26 (Call 12/31/25)	615	665,799
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	83	78,555
3.50%, 03/15/25 (Call 12/15/24)	415	401,687
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	98,052
4.40%, 04/01/21 (Call 03/01/21)	75	76,371

Security	Par (000)	Value

Pipelines (continued)
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	$70	$66,715
4.38%, 03/13/25 (Call 12/13/24)	225	224,570
4.65%, 06/15/21 (Call 03/15/21)	50	50,877
TransCanada PipeLines Ltd.
2.50%, 08/01/22	230	222,051
3.75%, 10/16/23 (Call 07/16/23)	200	201,516
4.25%, 05/15/28 (Call 02/15/28)	50	50,462
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	175	174,016
4.65%, 07/01/26 (Call 04/01/26)	225	224,919
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	200	196,978
3.60%, 03/15/22 (Call 01/15/22)	300	299,730
3.75%, 06/15/27 (Call 03/15/27)	440	422,136
3.90%, 01/15/25 (Call 10/15/24)	273	270,000
4.00%, 11/15/21 (Call 08/15/21)	170	172,242
4.00%, 09/15/25 (Call 06/15/25)	25	24,778
4.30%, 03/04/24 (Call 12/04/23)	35	35,473
5.25%, 03/15/20	475	488,599

		21,362,362

Real Estate — 0.1%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	25	25,982
5.25%, 03/15/25 (Call 12/15/24)	200	211,084
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	420	423,990
4.25%, 08/15/23 (Call 05/15/23)	250	258,737

		919,793

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	50	48,269
3.95%, 01/15/28 (Call 10/15/27)	100	97,004
4.60%, 04/01/22 (Call 01/01/22)	275	283,731
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	110	106,471
American Tower Corp.
2.25%, 01/15/22	205	196,564
2.80%, 06/01/20 (Call 05/01/20)	75	74,394
3.13%, 01/15/27 (Call 10/15/26)	75	68,675
3.38%, 10/15/26 (Call 07/15/26)	145	136,257
3.50%, 01/31/23	275	271,428
3.55%, 07/15/27 (Call 04/15/27)	205	193,497
4.00%, 06/01/25 (Call 03/01/25)	475	470,986
4.40%, 02/15/26 (Call 11/15/25)	55	55,474
4.70%, 03/15/22	315	326,727
5.00%, 02/15/24	225	236,250
5.05%, 09/01/20	200	206,362
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	245,755
2.95%, 05/11/26 (Call 02/11/26)	250	236,998
3.35%, 05/15/27 (Call 02/15/27)	100	97,123
3.45%, 06/01/25 (Call 03/03/25)	50	49,266
3.50%, 11/15/25 (Call 08/15/25)	30	29,620
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	200	183,032
3.65%, 02/01/26 (Call 11/03/25)	490	478,926
3.85%, 02/01/23 (Call 11/01/22)	50	50,528
4.13%, 05/15/21 (Call 02/15/21)	400	407,840

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.88%, 10/15/19 (Call 07/15/19)	$250	$256,282
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	95,878
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	250	239,748
3.65%, 06/15/24 (Call 04/15/24)	175	169,810
3.88%, 08/15/22 (Call 06/15/22)	20	19,958
3.90%, 03/15/27 (Call 12/15/26)	100	95,819
4.13%, 06/15/26 (Call 03/15/26)	200	195,256
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	50	48,784
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	285	284,173
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	275	259,124
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	124,151
5.00%, 07/01/25 (Call 04/01/25)	100	102,476
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	145	139,766
3.20%, 09/01/24 (Call 07/01/24)	150	143,445
3.40%, 02/15/21 (Call 01/15/21)	550	549,642
3.70%, 06/15/26 (Call 03/15/26)	250	239,673
4.00%, 03/01/27 (Call 12/01/26)	25	24,410
4.45%, 02/15/26 (Call 11/15/25)	415	418,519
4.88%, 04/15/22	50	51,648
5.25%, 01/15/23	385	405,228
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	18,507
4.38%, 12/15/23 (Call 09/15/23)	150	153,533
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	75	72,032
4.63%, 07/15/22 (Call 04/15/22)	350	360,055
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	250	250,432
3.63%, 10/01/22 (Call 07/03/22)	468	467,621
5.25%, 03/15/21 (Call 12/15/20)	225	233,681
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	253,125
4.38%, 06/15/22 (Call 03/15/22)	250	257,037
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	50	48,112
4.75%, 12/15/26 (Call 09/15/26)	100	98,911
4.95%, 04/15/28 (Call 01/15/28)	100	99,141
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	195	182,832
3.00%, 04/15/23 (Call 01/15/23)	200	196,118
3.25%, 08/01/27 (Call 05/01/27)	50	48,081
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	130	127,160
3.88%, 05/01/24 (Call 02/01/24)	515	513,975
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	300	293,352
3.88%, 08/15/24 (Call 05/17/24)	245	241,220
4.00%, 06/01/25 (Call 03/01/25)	120	118,789
4.25%, 11/15/23 (Call 08/15/23)	300	302,493
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	85	82,717
3.75%, 07/01/27 (Call 04/01/27)	150	142,787

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	$100	$91,489
4.25%, 02/15/21 (Call 11/15/20)	25	25,286
4.65%, 03/15/24 (Call 09/15/23)	150	150,201
5.00%, 08/15/22 (Call 02/15/22)	435	448,041
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	395	388,471
Series E, 4.00%, 06/15/25 (Call 03/15/25)	200	196,322
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	265	255,653
4.38%, 10/01/25 (Call 07/01/25)	100	100,859
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	200	179,910
3.13%, 06/01/23 (Call 03/01/23)	350	339,153
3.20%, 05/01/21 (Call 03/01/21)	100	99,200
3.30%, 02/01/25 (Call 12/01/24)	65	62,059
3.80%, 04/01/27 (Call 01/01/27)	100	96,411
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	255,582
4.75%, 10/01/20 (Call 07/01/20)	250	256,057
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	300	305,637
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	100	94,671
5.50%, 07/15/21 (Call 04/15/21)	100	104,703
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)(b)	160	155,507
4.75%, 01/15/28 (Call 10/15/27)	130	128,175
4.95%, 04/01/24 (Call 01/01/24)	250	255,630
5.25%, 01/15/26 (Call 10/15/25)	150	153,249
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	25	23,683
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	200	193,618
4.45%, 03/15/24 (Call 12/15/23)	100	100,717
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	100	95,012
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	280	278,970
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	40	37,254
3.25%, 10/15/22 (Call 07/15/22)	380	376,728
3.88%, 07/15/24 (Call 04/15/24)	100	100,265
3.88%, 04/15/25 (Call 02/15/25)	100	100,187
4.65%, 08/01/23 (Call 05/01/23)	250	260,877
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	36	34,711
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	125	121,496
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 10/01/18)	50	50,824
Select Income REIT, 4.50%, 02/01/25 (Call 11/01/24)	350	339,668
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	165	159,979
2.50%, 09/01/20 (Call 06/01/20)	100	98,818
2.63%, 06/15/22 (Call 03/15/22)	100	97,549
2.75%, 02/01/23 (Call 11/01/22)	200	194,680
3.25%, 11/30/26 (Call 08/30/26)	250	241,520
3.30%, 01/15/26 (Call 10/15/25)	300	291,900
3.38%, 10/01/24 (Call 07/01/24)	200	197,378
3.38%, 06/15/27 (Call 03/15/27)	250	243,053
3.75%, 02/01/24 (Call 11/01/23)	250	252,557
4.13%, 12/01/21 (Call 09/01/21)	300	307,626
4.38%, 03/01/21 (Call 12/01/20)	320	328,486
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	50	48,391

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	$25	$23,073
3.50%, 07/01/27 (Call 04/01/27)	100	95,736
3.50%, 01/15/28 (Call 10/15/27)	250	238,663
3.75%, 07/01/24 (Call 04/01/24)	135	133,240
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	525	489,494
3.75%, 05/01/24 (Call 02/01/24)	100	99,080
3.85%, 04/01/27 (Call 01/01/27)	100	97,045
4.13%, 01/15/26 (Call 10/15/25)	50	49,750
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	95	94,267
4.25%, 03/01/22 (Call 12/01/21)	150	153,258
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	250	253,382
4.60%, 02/06/24 (Call 11/06/23)	50	50,455
4.88%, 06/01/26 (Call 03/01/26)	250	254,142
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	225	233,989
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(b)	200	194,104
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	20	19,967
4.25%, 04/15/28 (Call 01/15/28)	200	199,294
4.50%, 01/15/24 (Call 10/15/23)	270	276,842
4.95%, 01/15/21 (Call 10/15/20)	100	102,866
5.25%, 01/15/22 (Call 10/15/21)	100	104,683
Weyerhaeuser Co.
4.63%, 09/15/23	100	104,017
7.38%, 10/01/19	125	130,704
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	305	309,895

		25,402,837

Retail — 0.9%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	51,120
4.50%, 12/01/23 (Call 09/01/23)	175	179,200
5.75%, 05/01/20	100	103,685
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	155	153,979
3.80%, 11/15/27 (Call 08/15/27)	125	117,155
5.50%, 02/01/20	50	51,486
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	70	65,524
3.25%, 04/15/25 (Call 01/15/25)	165	157,560
3.70%, 04/15/22 (Call 01/15/22)	300	302,811
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(b)	50	46,054
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)(b)	338	354,325
Costco Wholesale Corp.
1.70%, 12/15/19	275	271,538
1.75%, 02/15/20	50	49,269
2.15%, 05/18/21 (Call 04/18/21)	50	49,074
2.25%, 02/15/22	170	165,779
2.30%, 05/18/22 (Call 04/18/22)	65	63,235
3.00%, 05/18/27 (Call 02/18/27)	350	336,987
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	175	171,001
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	250	246,380
3.88%, 04/15/27 (Call 01/15/27)	325	318,594
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	250	246,635

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	$495	$483,447
2.13%, 09/15/26 (Call 06/15/26)	180	162,468
2.63%, 06/01/22 (Call 05/01/22)	500	492,910
2.70%, 04/01/23 (Call 01/01/23)	100	98,143
2.80%, 09/14/27 (Call 06/14/27)	280	263,830
3.00%, 04/01/26 (Call 01/01/26)	250	241,095
3.35%, 09/15/25 (Call 06/15/25)	90	89,448
3.75%, 02/15/24 (Call 11/15/23)	350	358,354
4.40%, 04/01/21 (Call 01/01/21)	50	51,695
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	275	276,078
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	325	300,986
3.10%, 05/03/27 (Call 02/03/27)	250	239,803
3.12%, 04/15/22 (Call 01/15/22)	75	74,952
3.13%, 09/15/24 (Call 06/15/24)	100	98,087
3.38%, 09/15/25 (Call 06/15/25)	250	246,955
3.80%, 11/15/21 (Call 08/15/21)	200	204,222
4.63%, 04/15/20 (Call 10/15/19)	50	50,995
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(b)	225	212,798
3.63%, 06/01/24 (Call 03/01/24)	200	193,160
3.88%, 01/15/22 (Call 10/15/21)(b)	190	189,289
4.38%, 09/01/23 (Call 06/01/23)(b)	50	50,029
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	100	98,745
2.63%, 01/15/22	225	220,424
2.75%, 12/09/20 (Call 11/09/20)	375	373,035
3.25%, 06/10/24	125	124,153
3.35%, 04/01/23 (Call 03/01/23)	100	99,737
3.50%, 03/01/27 (Call 12/01/26)	315	308,262
3.70%, 01/30/26 (Call 10/30/25)	400	398,496
3.80%, 04/01/28 (Call 01/01/28)	50	49,759
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	150	152,237
4.00%, 03/15/27 (Call 12/15/26)(b)	250	244,347
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	315	303,597
3.85%, 06/15/23 (Call 03/15/23)	265	267,528
4.63%, 09/15/21 (Call 06/15/21)	115	118,905
QVC Inc.
4.38%, 03/15/23	200	197,368
4.45%, 02/15/25 (Call 11/15/24)	115	110,308
4.85%, 04/01/24	175	174,732
5.13%, 07/02/22	120	122,462
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	160	145,432
2.70%, 06/15/22 (Call 04/15/22)	175	171,166
3.10%, 03/01/23 (Call 02/01/23)	250	246,727
3.50%, 03/01/28 (Call 12/01/27)(b)	250	242,160
3.80%, 08/15/25 (Call 06/15/25)	200	200,072
3.85%, 10/01/23 (Call 07/01/23)	90	91,529
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	50	48,445
4.13%, 07/15/27 (Call 04/15/27)	180	172,534
Target Corp.
2.50%, 04/15/26	285	265,515
2.90%, 01/15/22	315	314,061
3.50%, 07/01/24	265	268,837
3.88%, 07/15/20	175	178,346

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	$300	$273,558
2.50%, 05/15/23 (Call 02/15/23)	125	121,094
Walgreen Co., 3.10%, 09/15/22	175	172,195
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	400	398,548
3.45%, 06/01/26 (Call 03/01/26)	475	451,796
3.80%, 11/18/24 (Call 08/18/24)	425	420,712
Walmart Inc.
1.75%, 10/09/19	50	49,545
1.90%, 12/15/20	250	245,067
2.35%, 12/15/22 (Call 11/15/22)	250	242,732
2.55%, 04/11/23 (Call 01/11/23)	95	92,627
2.65%, 12/15/24 (Call 10/15/24)	205	197,501
3.13%, 06/23/21	395	396,935
3.30%, 04/22/24 (Call 01/22/24)	400	400,812
3.40%, 06/26/23 (Call 05/26/23)	495	501,247
3.55%, 06/26/25 (Call 04/26/25)	380	384,077
3.63%, 07/08/20	50	50,763
5.88%, 04/05/27	175	203,887

		18,192,150

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 6.75%, 03/19/20	100	105,006
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	167	166,178

		271,184

Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	250	259,997
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	25	24,306
2.88%, 06/01/23 (Call 03/01/23)	175	169,211
2.95%, 01/12/21	95	94,428
3.50%, 12/05/26 (Call 09/05/26)	405	391,096
3.90%, 12/15/25 (Call 09/15/25)	50	49,779
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	135	133,962
3.30%, 04/01/27 (Call 01/01/27)	150	146,558
3.90%, 10/01/25 (Call 07/01/25)	260	265,933
4.30%, 06/15/21	325	335,848
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	400	387,880
2.38%, 01/15/20	50	49,437
2.65%, 01/15/23 (Call 12/15/22)	325	307,863
3.00%, 01/15/22 (Call 12/15/21)	385	375,825
3.13%, 01/15/25 (Call 11/15/24)	260	240,833
3.63%, 01/15/24 (Call 11/15/23)	225	218,288
3.88%, 01/15/27 (Call 10/15/26)	1,275	1,194,037
Intel Corp.
1.85%, 05/11/20	50	49,262
2.60%, 05/19/26 (Call 02/19/26)	300	282,078
2.88%, 05/11/24 (Call 03/11/24)	200	194,900
3.10%, 07/29/22	200	199,968
3.15%, 05/11/27 (Call 02/11/27)	310	302,048
3.30%, 10/01/21	790	797,521
3.70%, 07/29/25 (Call 04/29/25)	495	501,554
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	400	407,456
4.65%, 11/01/24 (Call 08/01/24)	204	212,009

Security	Par (000)	Value

Semiconductors (continued)
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	$80	$78,913
3.80%, 03/15/25 (Call 12/15/24)	200	199,920
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	225	218,920
3.20%, 09/16/26 (Call 06/16/26)	200	194,896
QUALCOMM Inc.
2.25%, 05/20/20	330	326,106
2.60%, 01/30/23 (Call 12/30/22)	95	91,325
2.90%, 05/20/24 (Call 03/20/24)	150	143,762
3.00%, 05/20/22	615	607,276
3.25%, 05/20/27 (Call 02/20/27)	500	471,620
3.45%, 05/20/25 (Call 02/20/25)	350	340,746
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	145	142,606
2.63%, 05/15/24 (Call 03/15/24)	55	53,060
2.75%, 03/12/21 (Call 02/12/21)	225	224,037
2.90%, 11/03/27 (Call 08/03/27)	60	57,296
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	145	139,026
3.00%, 03/15/21	100	99,404

		10,980,990

Software — 0.8%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	50	48,473
3.40%, 09/15/26 (Call 06/15/26)	300	288,357
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	275	272,596
4.75%, 02/01/20	25	25,624
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	145	136,567
4.38%, 06/15/25 (Call 03/15/25)	125	126,422
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	250	238,895
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	70	69,455
4.70%, 03/15/27 (Call 12/15/26)	150	149,971
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	150	145,863
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	55	55,653
4.80%, 03/01/26 (Call 12/01/25)	50	53,080
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	150	145,059
3.00%, 08/15/26 (Call 05/15/26)	225	209,668
3.50%, 04/15/23 (Call 01/15/23)	365	363,128
3.63%, 10/15/20 (Call 09/15/20)	50	50,370
4.50%, 10/15/22 (Call 08/15/22)	250	258,710
5.00%, 10/15/25 (Call 07/15/25)	100	106,044
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	50	50,591
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	50	49,963
4.75%, 06/15/21	250	258,967
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	555	534,976
1.85%, 02/06/20	100	98,880
1.85%, 02/12/20 (Call 01/12/20)	550	544,005
2.00%, 11/03/20 (Call 10/03/20)	480	472,498
2.00%, 08/08/23 (Call 06/08/23)	75	71,269
2.13%, 11/15/22	125	121,016
2.38%, 02/12/22 (Call 01/12/22)	675	662,398

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.40%, 02/06/22 (Call 01/06/22)	$495	$486,298
2.40%, 08/08/26 (Call 05/08/26)	820	763,067
2.65%, 11/03/22 (Call 09/03/22)	50	49,297
2.70%, 02/12/25 (Call 11/12/24)	550	531,795
2.88%, 02/06/24 (Call 12/06/23)	285	280,486
3.13%, 11/03/25 (Call 08/03/25)	945	930,466
3.63%, 12/15/23 (Call 09/15/23)	575	587,311
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	100	96,887
2.25%, 10/08/19	685	682,164
2.40%, 09/15/23 (Call 07/15/23)	575	551,241
2.50%, 05/15/22 (Call 03/15/22)	933	913,183
2.50%, 10/15/22	565	550,056
2.63%, 02/15/23 (Call 01/15/23)	415	404,841
2.65%, 07/15/26 (Call 04/15/26)	565	528,230
2.80%, 07/08/21	525	523,488
2.95%, 11/15/24 (Call 09/15/24)	600	583,638
2.95%, 05/15/25 (Call 02/15/25)	300	290,418
3.25%, 11/15/27 (Call 08/15/27)	225	218,347
3.40%, 07/08/24 (Call 04/08/24)	125	124,951
3.63%, 07/15/23	323	327,965
3.88%, 07/15/20	400	407,964
VMware Inc.
2.30%, 08/21/20	335	328,253
2.95%, 08/21/22 (Call 07/21/22)	245	237,471
3.90%, 08/21/27 (Call 05/21/27)	100	94,735

		16,101,050

Telecommunications — 1.0%
America Movil SAB de CV, 5.00%, 03/30/20	975	998,809
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	500	493,135
2.63%, 12/01/22 (Call 09/01/22)	50	48,039
3.00%, 02/15/22	350	344,452
3.00%, 06/30/22 (Call 04/30/22)	575	562,476
3.20%, 03/01/22 (Call 02/01/22)	100	98,870
3.40%, 05/15/25 (Call 02/15/25)	590	561,834
3.60%, 02/17/23 (Call 12/17/22)	100	99,748
3.80%, 03/15/22	470	473,534
3.80%, 03/01/24 (Call 01/01/24)	50	49,732
3.88%, 08/15/21	275	278,481
3.90%, 03/11/24 (Call 12/11/23)	500	498,900
3.95%, 01/15/25 (Call 10/15/24)	500	493,285
4.10%, 02/15/28 (Call 11/15/27)(a)	500	483,505
4.13%, 02/17/26 (Call 11/17/25)	600	592,908
4.25%, 03/01/27 (Call 12/01/26)	115	113,665
4.45%, 05/15/21	455	467,349
4.45%, 04/01/24 (Call 01/01/24)	325	332,761
5.00%, 03/01/21	450	467,397
5.20%, 03/15/20	200	206,158
5.88%, 10/01/19	300	309,255
Cisco Systems Inc.
1.40%, 09/20/19	775	764,646
1.85%, 09/20/21 (Call 08/20/21)	325	314,584
2.20%, 02/28/21	555	545,571
2.20%, 09/20/23 (Call 07/20/23)	50	47,820
2.45%, 06/15/20	25	24,844
2.50%, 09/20/26 (Call 06/20/26)	300	280,395
2.60%, 02/28/23	250	244,813
2.95%, 02/28/26	250	241,810
3.00%, 06/15/22	45	45,014

Security	Par (000)	Value

Telecommunications (continued)
3.63%, 03/04/24	$250	$255,433
4.45%, 01/15/20	25	25,566
Juniper Networks Inc.
4.50%, 03/15/24	50	51,076
4.60%, 03/15/21	195	199,881
Motorola Solutions Inc.
3.50%, 09/01/21	125	124,201
3.50%, 03/01/23	55	53,726
3.75%, 05/15/22	240	239,436
4.00%, 09/01/24	100	98,986
7.50%, 05/15/25	75	86,165
Orange SA
1.63%, 11/03/19	230	226,619
4.13%, 09/14/21	150	153,632
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	215	198,888
3.63%, 12/15/25 (Call 09/15/25)	110	108,398
4.10%, 10/01/23 (Call 07/01/23)	300	307,341
Telefonica Emisiones SAU
4.10%, 03/08/27	250	243,608
5.13%, 04/27/20	50	51,519
5.46%, 02/16/21	475	497,453
Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	200	204,776
Verizon Communications Inc.
1.75%, 08/15/21	150	144,018
2.45%, 11/01/22 (Call 08/01/22)	500	481,445
2.63%, 08/15/26	440	398,732
2.95%, 03/15/22	265	261,579
3.00%, 11/01/21 (Call 09/01/21)	585	581,917
3.38%, 02/15/25	800	778,856
3.50%, 11/01/21	265	267,276
3.50%, 11/01/24 (Call 08/01/24)	800	790,840
4.13%, 03/16/27	370	371,846
4.15%, 03/15/24 (Call 12/15/23)	74	75,763
5.15%, 09/15/23	900	965,412
Vodafone Group PLC
2.50%, 09/26/22	300	288,879
2.95%, 02/19/23	250	242,640
3.75%, 01/16/24	285	283,261
4.13%, 05/30/25	195	195,016
4.38%, 05/30/28	475	471,490

		20,209,464

Textiles — 0.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	100	98,840
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	100	100,700

		199,540

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	45	44,698
3.50%, 09/15/27 (Call 06/15/27)	145	136,659

		181,357

Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	250	247,642
3.00%, 04/01/25 (Call 01/01/25)	40	38,819
3.05%, 03/15/22 (Call 12/15/21)	160	159,430
3.05%, 09/01/22 (Call 06/01/22)	75	74,540
3.40%, 09/01/24 (Call 06/01/24)	400	399,188
3.75%, 04/01/24 (Call 01/01/24)	300	304,668

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.85%, 09/01/23 (Call 06/01/23)	$70	$71,842
4.70%, 10/01/19	430	438,406
Canadian National Railway Co.
2.40%, 02/03/20	85	84,346
2.85%, 12/15/21 (Call 09/15/21)	250	247,340
2.95%, 11/21/24 (Call 08/21/24)	220	214,258
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	250	239,910
4.00%, 06/01/28 (Call 03/01/28)	25	25,475
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	75	74,395
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	200	195,520
3.40%, 08/01/24 (Call 05/01/24)	100	99,285
3.70%, 10/30/20 (Call 07/30/20)	200	202,216
3.80%, 03/01/28 (Call 12/01/27)	500	495,525
4.25%, 06/01/21 (Call 03/01/21)	100	102,322
FedEx Corp.
2.30%, 02/01/20	295	292,900
3.25%, 04/01/26 (Call 01/01/26)	45	43,633
3.30%, 03/15/27 (Call 12/15/26)	165	158,449
3.40%, 02/15/28 (Call 11/15/27)	250	240,762
4.00%, 01/15/24	255	263,611
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	250	248,950
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	100	96,396
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	25	24,738
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	196,120
2.90%, 06/15/26 (Call 03/15/26)	155	146,977
3.00%, 04/01/22 (Call 01/01/22)	525	519,535
3.25%, 12/01/21 (Call 09/01/21)	50	49,957
3.80%, 08/01/28 (Call 05/01/28)	40	40,043
3.85%, 01/15/24 (Call 10/15/23)	225	228,582
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	115	111,093
2.45%, 09/03/19 (Call 08/03/19)	65	64,644
2.50%, 05/11/20 (Call 04/11/20)	105	103,806
2.50%, 09/01/22 (Call 08/01/22)	105	101,021
2.65%, 03/02/20 (Call 02/02/20)	100	99,267
2.88%, 09/01/20 (Call 08/01/20)	205	203,670
3.75%, 06/09/23 (Call 05/09/23)	40	40,219
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	330	309,919
3.00%, 04/15/27 (Call 01/15/27)	215	204,781
3.20%, 06/08/21	100	100,258
3.50%, 06/08/23 (Call 05/08/23)	60	60,300
3.75%, 07/15/25 (Call 05/15/25)	135	135,984
3.95%, 09/10/28 (Call 06/10/28)	125	126,143
4.00%, 02/01/21 (Call 11/01/20)	175	178,411
4.16%, 07/15/22 (Call 04/15/22)	478	493,879
United Parcel Service Inc.
2.05%, 04/01/21	275	268,570
2.35%, 05/16/22 (Call 04/16/22)	25	24,316
2.40%, 11/15/26 (Call 08/15/26)	125	115,048
2.45%, 10/01/22	600	582,900
3.05%, 11/15/27 (Call 08/15/27)	180	172,933
3.13%, 01/15/21	200	200,986

		9,963,928

Security	Par (000)	Value

Trucking & Leasing — 0.0%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)(b)	$100	$98,890
3.25%, 09/15/26 (Call 06/15/26)	130	120,808
3.85%, 03/30/27 (Call 12/30/26)	50	48,206
4.85%, 06/01/21	150	154,693

		422,597

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	270	256,714
3.40%, 03/01/25 (Call 12/01/24)	25	24,800
Series C, 3.75%, 09/01/28 (Call 06/01/28)	100	100,110

		381,624

Total Corporate Bonds & Notes — 33.4% (Cost: $673,958,164)		660,907,100

Foreign Government Obligations(g)

Canada — 0.6%
Export Development Canada
1.50%, 05/26/21	100	96,532
1.63%, 12/03/19	500	493,700
1.63%, 01/17/20	75	73,932
1.75%, 07/21/20(b)	850	834,317
2.00%, 05/17/22	150	145,200
2.75%, 03/15/23	400	397,500
Hydro-Quebec, 9.40%, 02/01/21	502	573,224
Province of Alberta Canada
2.20%, 07/26/22	50	48,360
3.30%, 03/15/28	300	299,190
Province of British Columbia Canada
2.00%, 10/23/22	180	173,016
2.25%, 06/02/26	700	657,475
2.65%, 09/22/21	150	148,734
Province of Manitoba Canada 2.05%, 11/30/20	200	196,216
2.10%, 09/06/22	175	168,154
2.13%, 05/04/22	100	96,588
2.13%, 06/22/26	500	459,780
3.05%, 05/14/24	75	74,414
Province of New Brunswick Canada, 2.50%, 12/12/22	50	48,649
Province of Ontario Canada
1.65%, 09/27/19	750	741,765
1.88%, 05/21/20(b)	175	172,144
2.20%, 10/03/22	150	144,654
2.25%, 05/18/22	600	581,880
2.40%, 02/08/22	250	244,460
2.50%, 09/10/21	200	196,826
2.50%, 04/27/26	100	95,176
3.20%, 05/16/24.	1,000	1,001,120
4.00%, 10/07/19	200	202,748
4.40%, 04/14/20	700	717,059
Province of Quebec Canada
2.38%, 01/31/22	100	97,913
2.50%, 04/20/26	800	765,224
2.63%, 02/13/23	350	343,763
2.75%, 08/25/21	50	49,649
2.75%, 04/12/27	600	579,978
2.88%, 10/16/24	450	444,559

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
3.50%, 07/29/20	$525	$531,258
7.13%, 02/09/24	225	267,003

		12,162,160

Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	250	239,023
3.24%, 02/06/28 (Call 11/06/27)	400	384,528
3.25%, 09/14/21	200	200,014
3.88%, 08/05/20	650	661,160

		1,484,725

Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	550	536,316
4.38%, 07/12/21	750	768,465
8.13%, 05/21/24	325	391,417
11.75%, 02/25/20	350	392,021

		2,088,219

Germany — 0.1%
FMS Wertmanagement
1.75%, 01/24/20	1,450	1,431,600
1.75%, 03/17/20	420	413,830

		1,845,430

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	374	398,549
5.38%, 03/25/24	300	321,954
5.75%, 11/22/23	530	576,031
6.25%, 01/29/20	300	312,912
6.38%, 03/29/21	800	857,280

		2,466,726

Indonesia — 0.0%
Indonesia Government International Bond, 4.10%, 04/24/28	400	390,384

Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	600	572,694
4.00%, 06/30/22	200	204,958

		777,652

Italy — 0.0%
Republic of Italy Government International Bond, 6.88%, 09/27/23	685	752,240

Japan — 0.3%
Japan Bank for International Cooperation
1.88%, 07/21/26	750	679,433
2.00%, 11/04/21	300	290,013
2.13%, 11/16/20	350	343,350
2.13%, 02/10/25	400	374,972
2.25%, 11/04/26(b)	250	232,095
2.38%, 07/21/22	800	777,680
2.38%, 11/16/22	750	726,795
2.50%, 06/01/22	500	488,735
2.75%, 11/16/27	250	239,505
2.88%, 06/01/27	280	271,600
2.88%, 07/21/27	500	484,885
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	300	305,892

Security	Par (000)	Value

Japan (continued)
Japan International Cooperation Agency, 2.13%, 10/20/26	$80	$73,342

		5,288,297

Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21	175	175,109
3.60%, 01/30/25.	1,000	972,930
3.63%, 03/15/22	930	930,670
3.75%, 01/11/28(b)	250	238,027
4.00%, 10/02/23	800	802,128
4.13%, 01/21/26	500	496,785
4.15%, 03/28/27	500	493,025

		4,108,674

Panama — 0.1%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	450	457,875
5.20%, 01/30/20.	1,050	1,080,912
8.88%, 09/30/27	350	475,352

		2,014,139

Peru — 0.0%
Peruvian Government International Bond
4.13%, 08/25/27	50	51,729
7.35%, 07/21/25	530	652,801

		704,530

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21	400	406,092
5.50%, 03/30/26	612	681,848
6.50%, 01/20/20	100	104,500
10.63%, 03/16/25	300	419,655

		1,612,095

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	850	835,116
3.25%, 04/06/26	810	788,511
4.00%, 01/22/24	250	255,223
5.00%, 03/23/22	150	158,226
5.13%, 04/21/21	500	524,450

		2,561,526

South Korea — 0.2%
Export-Import Bank of Korea
2.25%, 01/21/20.	1,300	1,285,583
2.75%, 01/25/22	500	487,550
2.88%, 01/21/25	400	378,024
4.00%, 01/29/21	100	101,458
5.00%, 04/11/22	800	838,592
Korea International Bond, 5.63%, 11/03/25	250	283,462

		3,374,669

Supranational — 2.7%
African Development Bank
2.13%, 11/16/22	425	411,642
2.38%, 09/23/21	353	347,829
2.63%, 03/22/21	400	397,980
Asian Development Bank
1.38%, 03/23/20(b)	600	587,922
1.50%, 01/22/20.	1,095	1,077,644
1.63%, 05/05/20	625	613,800
1.63%, 03/16/21(b)	1,150	1,116,891
1.75%, 01/10/20	275	271,681

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.75%, 06/08/21(b)	$1,200	$1,165,716
1.75%, 09/13/22	200	191,360
1.88%, 02/18/22(b)	925	894,873
2.00%, 02/16/22	75	72,855
2.00%, 01/22/25	170	160,744
2.00%, 04/24/26	500	466,810
2.25%, 01/20/21	1,155	1,140,470
2.50%, 11/02/27	300	287,898
2.63%, 01/12/27(b)	550	534,584
2.75%, 03/17/23	600	596,328
Corp. Andina de Fomento
2.13%, 09/27/21	525	505,171
4.38%, 06/15/22	400	412,352
Council of Europe Development Bank
1.63%, 03/16/21	225	218,360
1.75%, 11/14/19	150	148,361
2.63%, 02/13/23	345	340,694
European Bank for Reconstruction & Development
1.50%, 03/16/20	1,125	1,104,795
1.50%, 11/02/21	250	239,688
1.63%, 05/05/20	100	98,185
1.88%, 02/23/22	150	144,966
2.00%, 02/01/21	25	24,528
2.13%, 03/07/22	250	243,555
2.75%, 04/26/21	100	99,801
2.75%, 03/07/23	300	298,023
European Investment Bank
1.38%, 06/15/20	345	336,941
1.38%, 09/15/21	450	430,749
1.63%, 03/16/20	475	467,438
1.63%, 08/14/20	100	97,887
1.63%, 06/15/21(b)	1,500	1,451,625
1.75%, 05/15/20	100	98,402
1.88%, 02/10/25	1,200	1,123,104
2.00%, 03/15/21	1,625	1,592,727
2.13%, 10/15/21	75	73,358
2.13%, 04/13/26	550	518,111
2.25%, 03/15/22	1,000	978,560
2.25%, 08/15/22	925	902,226
2.38%, 05/13/21	520	513,942
2.38%, 06/15/22(b)	781	766,348
2.38%, 05/24/27	350	333,158
2.50%, 04/15/21	300	297,576
2.50%, 03/15/23	1,000	982,410
2.88%, 09/15/20	900	901,917
3.25%, 01/29/24	1,100	1,116,423
4.00%, 02/16/21	675	693,731
Inter-American Development Bank
1.25%, 09/14/21	525	500,876
1.38%, 07/15/20	1,050	1,024,422
1.63%, 05/12/20	750	736,545
1.75%, 10/15/19	875	866,880
1.75%, 04/14/22	1,125	1,081,451
1.75%, 09/14/22	25	23,914
1.88%, 06/16/20	500	492,655
1.88%, 03/15/21	75	73,296
2.13%, 11/09/20	550	542,426
2.13%, 01/18/22	500	487,970
2.13%, 01/15/25	750	714,607
2.38%, 07/07/27	100	95,228

Security	Par (000)	Value

Supranational (continued)
2.50%, 01/18/23	$750	$738,660
2.63%, 04/19/21	800	796,120
3.00%, 02/21/24	900	903,168
Series GDP, 1.25%, 10/15/19	515	507,378
International Bank for Reconstruction & Development
1.13%, 11/27/19	1,240	1,217,668
1.38%, 05/24/21	625	601,612
1.63%, 09/04/20(b)	190	185,919
1.63%, 03/09/21	1,200	1,166,052
1.75%, 04/19/23	50	47,622
1.88%, 10/07/19	1,700	1,687,097
1.88%, 04/21/20	640	631,642
1.88%, 10/07/22	450	432,599
1.88%, 10/27/26	350	322,508
2.00%, 01/26/22	1,475	1,433,877
2.13%, 11/01/20	450	444,042
2.13%, 02/13/23(b)	200	193,900
2.13%, 03/03/25	295	281,153
2.25%, 06/24/21(b)	1,425	1,403,197
2.50%, 11/25/24	290	283,240
2.50%, 07/29/25	1,050	1,021,650
2.50%, 11/22/27	100	96,048
7.63%, 01/19/23	900	1,073,304
International Finance Corp.
1.13%, 07/20/21(b)	250	238,385
1.63%, 07/16/20	325	318,438
1.75%, 09/16/19	1,199	1,188,964
2.00%, 10/24/22	150	144,875
2.13%, 04/07/26	250	235,923
Nordic Investment Bank
2.13%, 02/01/22	250	243,710
2.25%, 02/01/21	250	246,785

		52,617,945

Sweden — 0.1%
Svensk Exportkredit AB
1.75%, 05/18/20	200	196,544
1.75%, 03/10/21	1,350	1,313,293

		1,509,837

Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	125	127,204
4.50%, 08/14/24(b)	955	979,610
8.00%, 11/18/22	200	226,604

		1,333,418

Total Foreign Government Obligations — 4.9% (Cost: $99,500,169)		97,092,666

Municipal Debt Obligations

California — 0.0%
State of California GO
3.38%, 04/01/25	200	200,280
6.20%, 03/01/19	100	101,798
6.20%, 10/01/19	20	20,738
State of California GO BAB, 5.70%, 11/01/21	300	324,561

		647,377
Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	250	250,223

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 0.1%
State of Illinois GO
4.95%, 06/01/23(b)	$360	$367,052
5.88%, 03/01/19	400	404,676

		771,728

New Jersey —0.0%
New Jersey Economic Development Authority RB
Series B, 0.00%, 02/15/20 (AGM)(h)	50	47,615
Series B, 0.00%, 02/15/23 (AGM)(h)	600	512,346

		559,961

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	253,280

Total Municipal Debt Obligations — 0.1% (Cost: $2,476,700)		2,482,569

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 2.4%
Federal Home Loan Banks
1.38%, 09/13/19	600	593,154
1.38%, 11/15/19	400	394,640
1.38%, 09/28/20	500	486,880
1.50%, 10/21/19	350	346,010
1.75%, 06/12/20	350	344,589
2.38%, 12/13/19	400	399,048
2.75%, 12/13/24	250	246,930
2.88%, 09/11/20	600	602,028
3.13%, 06/13/25	2,495	2,505,080
3.63%, 06/11/21	3,100	3,168,944
Federal Home Loan Mortgage Corp.
1.25%, 10/02/19	4,341	4,283,091
1.38%, 05/01/20	1,500	1,469,670
1.88%, 11/17/20	700	687,876
2.38%, 02/16/21	2,260	2,242,078
2.38%, 01/13/22	1,450	1,431,513
Federal National Mortgage Association
1.00%, 10/24/19	125	122,871
1.25%, 05/06/21	200	192,608
1.25%, 08/17/21	2,700	2,586,897
1.38%, 02/26/21	600	580,878
1.38%, 10/07/21	3,850	3,694,537
1.63%, 01/21/20	8,600	8,488,544
1.75%, 09/12/19	9,150	9,078,904
1.88%, 04/05/22	250	242,195
2.00%, 01/05/22	1,000	974,950
2.13%, 04/24/26	1,150	1,084,680
2.38%, 01/19/23	800	786,152
2.63%, 09/06/24	1,325	1,306,291
Tennessee Valley Authority, 3.88%, 02/15/21	25	25,650

		48,366,688

U.S. Government Obligations — 58.1%
U.S. Treasury Note/Bond
0.88%, 09/15/19	14,700	14,460,056
1.00%, 09/30/19	5,000	4,921,245
1.00%, 11/15/19	9,000	8,839,009
1.00%, 11/30/19	500	490,720
1.13%, 12/31/19	1,168	1,146,611
1.13%, 03/31/20	1,640	1,603,280
1.13%, 04/30/20	8,296	8,099,206
1.13%, 02/28/21	5,000	4,815,402

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 06/30/21	$8,100	$7,758,223
1.13%, 07/31/21	8,000	7,651,320
1.13%, 09/30/21	2,000	1,907,720
1.25%, 10/31/19	9,000	8,871,164
1.25%, 01/31/20	10,200	10,017,060
1.25%, 02/29/20	3,921	3,845,921
1.25%, 03/31/21	10,600	10,228,086
1.25%, 10/31/21	10,000	9,562,492
1.25%, 07/31/23	9,500	8,853,205
1.38%, 09/30/19	1,000	988,197
1.38%, 01/31/20	8,500	8,362,758
1.38%, 02/29/20	5,000	4,913,099
1.38%, 03/31/20	6,000	5,888,176
1.38%, 04/30/20	12,900	12,644,964
1.38%, 05/31/20	7,000	6,853,460
1.38%, 08/31/20	13,000	12,685,100
1.38%, 10/31/20	3,000	2,920,412
1.38%, 01/31/21	8,000	7,760,643
1.38%, 04/30/21	900	870,121
1.38%, 05/31/21	2,400	2,317,402
1.38%, 06/30/23	5,500	5,163,407
1.38%, 08/31/23	11,000	10,301,785
1.38%, 09/30/23	6,100	5,705,510
1.50%, 10/31/19	1,400	1,383,707
1.50%, 11/30/19	9,000	8,887,120
1.50%, 04/15/20	9,000	8,845,280
1.50%, 05/31/20	26,800	26,294,506
1.50%, 06/15/20	2,000	1,961,537
1.50%, 02/28/23	19,000	18,014,425
1.50%, 03/31/23	4,000	3,788,956
1.50%, 08/15/26	13,000	11,778,740
1.63%, 12/31/19	16,000	15,807,577
1.63%, 03/15/20	4,100	4,041,199
1.63%, 06/30/20	3,000	2,947,046
1.63%, 07/31/20	12,750	12,514,357
1.63%, 10/15/20	3,000	2,937,299
1.63%, 11/30/20	7,000	6,844,614
1.63%, 08/15/22	11,000	10,548,940
1.63%, 08/31/22	1,000	958,513
1.63%, 11/15/22	9,019	8,624,565
1.63%, 04/30/23	10,250	9,754,668
1.63%, 05/31/23	3,000	2,852,713
1.63%, 02/15/26	15,100	13,894,946
1.63%, 05/15/26	13,000	11,930,005
1.75%, 09/30/19	5,750	5,705,091
1.75%, 10/31/20	400	392,517
1.75%, 12/31/20	6,000	5,878,116
1.75%, 02/28/22	194	187,819
1.75%, 03/31/22	10,200	9,865,374
1.75%, 04/30/22	8,000	7,731,345
1.75%, 05/15/22	4,000	3,863,804
1.75%, 06/30/22	8,000	7,717,731
1.75%, 09/30/22	11,000	10,587,023
1.75%, 01/31/23	24,200	23,219,133
1.75%, 05/15/23	5,445	5,209,749
1.88%, 06/30/20	2,500	2,467,578
1.88%, 11/30/21	6,000	5,845,747
1.88%, 01/31/22	9,000	8,755,403
1.88%, 02/28/22	3,000	2,916,439
1.88%, 03/31/22	6,000	5,828,038

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 04/30/22	$4,000	$3,882,644
1.88%, 07/31/22	13,000	12,590,739
1.88%, 08/31/22	10,500	10,162,852
1.88%, 09/30/22	5,000	4,835,623
1.88%, 10/31/22	9,000	8,698,767
1.88%, 08/31/24	2,000	1,900,897
2.00%, 07/31/20	4,550	4,498,022
2.00%, 09/30/20	16,000	15,796,320
2.00%, 11/30/20	11,080	10,922,738
2.00%, 02/28/21	4,950	4,870,300
2.00%, 05/31/21	7,000	6,874,474
2.00%, 08/31/21	9,000	8,820,751
2.00%, 10/31/21	11,000	10,767,067
2.00%, 11/15/21	8,000	7,828,060
2.00%, 12/31/21	6,500	6,353,635
2.00%, 07/31/22	7,000	6,812,426
2.00%, 11/30/22	13,200	12,815,230
2.00%, 02/15/23	8,345	8,090,157
2.00%, 04/30/24	1,000	959,909
2.00%, 05/31/24	8,000	7,673,521
2.00%, 06/30/24	8,000	7,668,422
2.00%, 02/15/25	16,000	15,247,666
2.00%, 08/15/25	14,800	14,044,976
2.00%, 11/15/26	10,900	10,238,263
2.13%, 08/31/20	18,120	17,945,176
2.13%, 01/31/21	7,000	6,912,174
2.13%, 06/30/21	2,600	2,560,587
2.13%, 08/15/21	17,295	17,017,137
2.13%, 09/30/21	5,000	4,915,587
2.13%, 12/31/21	4,250	4,171,319
2.13%, 06/30/22	13,500	13,208,515
2.13%, 12/31/22	9,400	9,166,414
2.13%, 11/30/23	7,000	6,786,985
2.13%, 02/29/24	4,800	4,645,191
2.13%, 03/31/24	10,000	9,670,073
2.13%, 07/31/24	6,000	5,787,117
2.13%, 09/30/24	2,000	1,926,585
2.13%, 11/30/24	6,000	5,773,387
2.13%, 05/15/25	10,800	10,353,609
2.25%, 03/31/21	9,300	9,202,746
2.25%, 04/30/21	1,000	989,054
2.25%, 12/31/23	8,000	7,800,325
2.25%, 01/31/24	4,800	4,677,604
2.25%, 10/31/24	7,000	6,789,013
2.25%, 11/15/24	14,000	13,570,789
2.25%, 11/15/25	16,000	15,415,164
2.25%, 02/15/27	16,300	15,583,900
2.25%, 08/15/27	29,500	28,106,920
2.25%, 11/15/27	13,500	12,845,574
2.38%, 12/31/20	5,100	5,068,355
2.38%, 08/15/24	6,900	6,745,847
2.38%, 05/15/27	12,500	12,056,787
2.50%, 03/31/23	10,000	9,899,290
2.50%, 08/15/23	2,040	2,017,392
2.50%, 05/15/24	8,025	7,910,625
2.63%, 08/15/20	4,500	4,499,800
2.63%, 11/15/20	6,875	6,870,073

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.63%, 06/15/21	$1,300	$1,297,977
2.63%, 06/30/23	2,000	1,989,869
2.75%, 04/30/23	29,500	29,515,083
2.75%, 11/15/23	7,150	7,151,299
2.75%, 02/15/28	25,000	24,777,096
3.13%, 05/15/21	8,600	8,697,551
3.38%, 11/15/19	6,993	7,061,890
3.50%, 05/15/20	25,853	26,226,197
3.63%, 02/15/20	12,010	12,185,558
3.63%, 02/15/21	756	772,857
6.00%, 02/15/26	7,000	8,502,848
6.38%, 08/15/27	2,000	2,556,437
6.50%, 11/15/26	4,000	5,075,571
6.63%, 02/15/27	1,000	1,285,323
6.75%, 08/15/26	1,000	1,279,638
6.88%, 08/15/25	2,000	2,513,122
7.25%, 08/15/22	750	876,236
7.50%, 11/15/24	750	950,751
7.63%, 11/15/22	3,000	3,579,664
7.88%, 02/15/21	5,000	5,612,979
8.00%, 11/15/21	3,700	4,296,752
8.75%, 05/15/20	850	937,060
8.75%, 08/15/20	8,000	8,920,863

		1,150,532,568

Total U.S. Government & Agency Obligations — 60.5% (Cost: $1,229,276,959)		1,198,899,256

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(e)(i)(j)	29,306	29,306,203

Total Short-Term Investments — 1.5% (Cost: $29,306,203)		29,306,203

Total Investments in Securities — 100.4% (Cost: $2,034,518,195)		1,988,687,794

Other Assets, Less Liabilities — (0.4)%		(8,274,182)

Net Assets — 100.0%		$1,980,413,612

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Investments are denominated in U.S. dollars.
(h)	Zero-coupon bond.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Intermediate Government/Credit Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	24,961	4,345	(b)	—	29,306	$29,306,203	$168,508	(c)	$—	$—
PNC Bank N.A.
2.15%, 04/29/21	250	—		—	250	243,703	2,896		—	119
2.30%, 06/01/20	500	—		—	500	493,365	6,223		—	(1,378)
2.45%, 11/05/20	250	—		—	250	246,463	2,720		—	(20)
2.50%, 01/22/21	250	—		—	250	246,113	3,343		—	(703)
2.70%, 11/01/22	250	50		—	300	290,412	3,980		—	(765)
3.25%, 06/01/25	250	—		—	250	244,838	3,306		—	(361)
4.20%, 11/01/25	500	—		—	500	515,100	8,365		—	20
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	150	—		—	150	143,889	2,589		—	(573)
3.30%, 03/08/22	400	—		—	400	400,020	5,493		—	(2,053)
3.90%, 04/29/24	250	—		—	250	250,850	4,680		—	(3,973)
4.38%, 08/11/20	400	—		—	400	409,036	5,509		—	(1,187)
5.13%, 02/08/20	—	50		—	50	51,477	209		—	60
6.88%, 05/15/19	650	—		(650)	—	—	3,975		(3,101)	4,527

						$32,841,469	$221,796		$(3,101)	$(6,287)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$660,907,100	$—	$660,907,100
Foreign Government Obligations	—	97,092,666	—	97,092,666
Municipal Debt Obligations	—	2,482,569	—	2,482,569
U.S. Government & Agency Obligations	—	1,198,899,256	—	1,198,899,256
Money Market Funds	29,306,203	—	—	29,306,203

	$29,306,203	$1,959,381,591	$—	$1,988,687,794

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$25	$24,689
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	24,146
3.63%, 05/01/22	25	24,904
WPP Finance 2010, 3.75%, 09/19/24	50	48,218

		121,957

Aerospace & Defense — 0.4%
Boeing Co. (The), 3.38%, 06/15/46 (Call 12/15/45)	25	22,799
Embraer Netherlands Finance BV, 5.05%, 06/15/25	25	25,031
General Dynamics Corp., 3.50%, 05/15/25 (Call 03/15/25)	25	25,177
Harris Corp., 4.85%, 04/27/35 (Call 10/27/34)	15	15,453
L3 Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	18	17,893
Lockheed Martin Corp. 2.90%, 03/01/25 (Call 12/01/24)	25	23,960
3.60%, 03/01/35 (Call 09/01/34)	15	14,104
4.07%, 12/15/42	10	9,748
4.25%, 11/15/19	25	25,413
4.50%, 05/15/36 (Call 11/15/35)	25	26,144
Series B, 6.15%, 09/01/36	25	30,817
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	10	9,533
3.25%, 01/15/28 (Call 10/15/27)	25	23,723
3.50%, 03/15/21	25	25,218
4.75%, 06/01/43	25	26,112
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	33,399
Raytheon Co., 4.20%, 12/15/44 (Call 06/15/44)	25	26,163
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	15	14,540
4.80%, 12/15/43 (Call 06/15/43)	15	15,522
United Technologies Corp.
3.10%, 06/01/22	25	24,714
3.13%, 05/04/27 (Call 01/04/27)	30	28,176
3.75%, 11/01/46 (Call 05/01/46)	25	22,153
4.50%, 06/01/42	50	49,605

		535,397

Agriculture — 0.5%
Altria Group Inc.
2.95%, 05/02/23	25	24,420
5.38%, 01/31/44	35	38,166
Archer-Daniels-Midland Co., 4.54%, 03/26/42	25	26,013
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)(a)	50	46,862
4.39%, 08/15/37 (Call 02/15/37)(a)	25	23,328
4.54%, 08/15/47 (Call 02/15/47)(a)	25	23,147
Bunge Ltd. Finance Corp., 3.50%, 11/24/20 (Call 10/24/20)(b)	45	44,980
Philip Morris International Inc.
1.88%, 11/01/19	50	49,460
2.50%, 08/22/22	25	24,215
2.63%, 03/06/23	75	72,421
4.88%, 11/15/43	25	25,949
6.38%, 05/16/38	25	30,442
Reynolds American Inc.
3.25%, 06/12/20	50	49,954
4.00%, 06/12/22	79	79,993
5.70%, 08/15/35 (Call 02/15/35)	25	26,728

		586,078

Security	Par (000)	Value

Airlines — 0.2%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	$40	$39,505
Series 2015-1, Class A, 3.38%, 05/01/27	26	24,732
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	11	11,646
Delta Air Lines Inc.
2.60%, 12/04/20	25	24,505
3.80%, 04/19/23 (Call 03/19/23)	40	39,535
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	35	34,890
3.45%, 11/16/27 (Call 08/16/27)	25	23,896

		198,709

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	25	22,960
3.88%, 11/01/45 (Call 05/01/45)	15	14,615
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	25	24,783

		62,358

Auto Manufacturers — 0.7%
American Honda Finance Corp.
2.00%, 02/14/20	15	14,808
2.30%, 09/09/26	15	13,686
2.65%, 02/12/21	25	24,777
3.45%, 07/14/23	25	25,173
Daimler Finance North America LLC, 8.50%, 01/18/31	25	35,333
Ford Motor Co.
4.75%, 01/15/43	20	16,561
6.63%, 10/01/28	50	53,316
Ford Motor Credit Co. LLC, 3.34%, 03/18/21	200	196,634
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	25	23,894
4.88%, 10/02/23	40	41,001
5.00%, 04/01/35	25	23,634
5.40%, 04/01/48 (Call 10/01/47)	25	23,740
6.25%, 10/02/43	25	25,948
General Motors Financial Co. Inc.
2.45%, 11/06/20	62	60,647
3.15%, 01/15/20 (Call 12/15/19)	50	50,022
3.20%, 07/13/20 (Call 06/13/20)	20	19,925
4.15%, 06/19/23 (Call 05/19/23)	55	54,754
PACCAR Financial Corp., 2.80%, 03/01/21	25	24,823
Toyota Motor Credit Corp.
2.15%, 03/12/20	25	24,755
2.25%, 10/18/23	25	23,693
2.90%, 04/17/24	25	24,367
2.95%, 04/13/21	50	49,883
3.40%, 09/15/21	25	25,225
3.40%, 04/14/25	25	24,872

		901,471

Auto Parts & Equiptment — 0.1%
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	25	24,077

Delphi Corp., 4.15%, 03/15/24 (Call 12/15/23)	35	35,227

		59,304

Banks — 8.2%
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	25	24,492
2.37%, 07/21/21 (Call 07/21/20)(c)(d)	25	24,587
2.74%, 01/23/22 (Call 01/23/21)(c)(d)	75	73,839
2.82%, 07/21/23 (Call 07/21/22)(c)(d)	25	24,271

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 04/24/23 (Call 04/24/22)(c)(d)	$50	$48,766
3.00%, 12/20/23 (Call 12/20/22)(c)(d)	60	58,429
3.30%, 01/11/23	100	99,171
3.42%, 12/20/28 (Call 12/20/27)(c)(d)	50	47,140
3.82%, 01/20/28 (Call 01/20/27)(c)(d)	50	48,897
3.86%, 07/23/24 (Call 07/23/23)(c)(d)	25	25,119
3.95%, 01/23/49 (Call 01/23/48)(c)(d)	100	92,536
4.13%, 01/22/24	65	66,457
4.24%, 04/24/38 (Call 04/24/37)(c)(d)	50	49,267
4.27%, 07/23/29 (Call 07/23/28)(c)(d)	25	25,276
4.45%, 03/03/26	50	50,228
5.00%, 01/21/44	30	32,300
Bank of Montreal
1.75%, 09/11/19	50	49,420
1.90%, 08/27/21	85	81,898
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	25	24,319
2.45%, 11/27/20 (Call 10/27/20)	25	24,648
3.40%, 01/29/28 (Call 10/29/27)	50	49,238
3.50%, 04/28/23	50	50,195
3.55%, 09/23/21 (Call 08/23/21)	20	20,222
3.65%, 02/04/24 (Call 01/05/24)	25	25,182
Series G, 3.00%, 02/24/25 (Call 01/24/25)	25	24,244
Bank of Nova Scotia (The)
4.38%, 01/13/21	25	25,661
4.50%, 12/16/25	50	50,537
Barclays PLC, 3.65%, 03/16/25	200	189,034
BB&T Corp., 5.25%, 11/01/19	25	25,644
BNP Paribas SA, 5.00%, 01/15/21	50	51,988
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	75	73,984
Capital One Financial Corp.
3.50%, 06/15/23	50	49,448
3.75%, 04/24/24 (Call 03/24/24)	47	46,448
3.75%, 03/09/27 (Call 02/09/27)	75	71,581
Citigroup Inc.
2.70%, 03/30/21	145	142,847
3.14%, 01/24/23 (Call 01/24/22)(c)(d)	50	49,244
3.52%, 10/27/28 (Call 10/27/27)(c)(d)	60	56,789
3.70%, 01/12/26	50	48,904
3.75%, 06/16/24	100	100,185
3.88%, 03/26/25	50	48,826
3.88%, 01/24/39 (Call 01/22/38)(c)(d)	100	92,840
4.04%, 06/01/24 (Call 06/01/23)(c)(d)	50	50,541
4.13%, 07/25/28	25	24,229
5.30%, 05/06/44	50	53,280
5.50%, 09/13/25	25	26,591
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	50	48,384
Cooperatieve Rabobank UA, 5.25%, 05/24/41	50	57,337
Credit Suisse AG/New York NY, 5.40%, 01/14/20	50	51,349
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	150	150,118
Deutsche Bank AG
2.95%, 08/20/20	50	48,996
4.10%, 01/13/26(b)	25	23,967
Deutsche Bank AG/London, 3.70%, 05/30/24	50	47,290
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	55	54,710
3.95%, 03/14/28 (Call 02/14/28)	50	49,719
4.30%, 01/16/24 (Call 12/16/23)	25	25,414

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	$100	$96,900
2.55%, 10/23/19	50	49,816
2.60%, 04/23/20 (Call 03/23/20)	45	44,638
2.75%, 09/15/20 (Call 08/15/20)	50	49,545
3.20%, 02/23/23 (Call 01/23/23)	25	24,571
3.27%, 09/29/25 (Call 09/29/24)(c)(d)	50	48,035
3.50%, 11/16/26 (Call 11/16/25)	100	95,356
3.75%, 05/22/25 (Call 02/22/25)	33	32,535
3.81%, 04/23/29 (Call 04/23/28)(c)(d)	25	23,912
4.02%, 10/31/38 (Call 10/31/37)(c)(d)	50	46,601
4.22%, 05/01/29 (Call 05/01/28)(c)(d)	75	74,293
4.75%, 10/21/45 (Call 04/21/45)	25	25,446
5.75%, 01/24/22	100	106,916
5.95%, 01/15/27	27	29,812
6.13%, 02/15/33	25	28,976
6.75%, 10/01/37	75	90,769
Series D, 6.00%, 06/15/20	50	52,378
HSBC Holdings PLC
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	200	200,268
6.80%, 06/01/38	100	123,902
JPMorgan Chase &Co.
2.20%, 10/22/19	155	153,924
2.55%, 10/29/20 (Call 09/29/20)	100	98,804
2.95%, 10/01/26 (Call 07/01/26)	50	46,784
2.97%, 01/15/23 (Call 01/15/22)	75	73,428
3.13%, 01/23/25 (Call 10/23/24)	25	24,112
3.51%, 01/23/29 (Call 01/23/28)(c)(d)	50	47,689
3.56%, 04/23/24 (Call 04/23/23)(c)(d)	100	99,527
3.80%, 07/23/24 (Call 07/23/23)(c)(d)	75	75,297
3.88%, 07/24/38 (Call 07/24/37)(c)(d)	25	23,500
3.90%, 01/23/49 (Call 01/23/48)(c)(d)	25	22,925
4.20%, 07/23/29 (Call 07/23/28)(c)(d)	55	55,301
4.25%, 10/01/27	50	50,005
4.26%, 02/22/48 (Call 02/22/47)(c)(d)	50	48,371
4.95%, 03/25/20	100	102,901
4.95%, 06/01/45	25	26,462
5.60%, 07/15/41	25	29,010
6.40%, 05/15/38	50	62,886
KeyCorp.
4.10%, 04/30/28	50	50,178
5.10%, 03/24/21	50	52,240
KfW
0.00%, 04/18/36(e)	50	28,878
1.25%, 09/30/19	100	98,602
1.63%, 05/29/20	50	49,059
1.63%, 03/15/21	280	271,866
2.00%, 05/02/25	50	47,154
2.13%, 06/15/22	145	141,031
2.13%, 01/17/23	25	24,214
2.38%, 08/25/21	100	98,673
2.50%, 11/20/24	25	24,369
2.63%, 01/25/22	50	49,607
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	25	23,601
2.38%, 06/10/25	125	120,450
Lloyds Bank PLC, 3.30%, 05/07/21	200	199,908
Mitsubishi UFJ Financial Group Inc.
3.46%, 03/02/23	50	49,764
3.68%, 02/22/27	50	49,248

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.78%, 03/02/25	$25	$25,033
3.96%, 03/02/28	50	50,080
Morgan Stanley
2.75%, 05/19/22	25	24,385
3.13%, 01/23/23	50	49,128
3.13%, 07/27/26	75	70,263
3.74%, 04/24/24 (Call 04/24/23)(c)(d)	50	49,875
3.77%, 01/24/29 (Call 01/24/28)(c)(d)	50	48,231
3.95%, 04/23/27	50	48,188
4.10%, 05/22/23	30	30,249
4.30%, 01/27/45	50	48,262
4.35%, 09/08/26	50	49,766
4.38%, 01/22/47	50	48,978
4.46%, 04/22/39 (Call 04/22/38)(c)(d)	25	24,950
5.50%, 07/28/21	70	74,055
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	25	24,724
3.50%, 06/18/22	50	50,033
Northern Trust Corp.
2.38%, 08/02/22	40	38,759
3.38%, 08/23/21	25	25,144
Oesterreichische Kontrollbank AG, 1.38%, 02/10/20	50	49,050
PNC Bank N.A., 2.63%, 02/17/22 (Call 01/17/22)(f)	250	244,575
Regions Financial Corp., 3.20%, 02/08/21 (Call 01/08/21)	50	49,839
Royal Bank of Canada
2.15%, 10/26/20	55	53,920
2.35%, 10/30/20	30	29,533
4.65%, 01/27/26	25	25,714
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	25	24,720
4.50%, 07/17/25 (Call 04/17/25)	25	24,950
Santander UK PLC
2.38%, 03/16/20	100	98,822
4.00%, 03/13/24	56	56,799
State Street Corp., 4.38%, 03/07/21	25	25,747
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	50	45,741
2.78%, 10/18/22	50	48,509
2.93%, 03/09/21	100	98,956
3.10%, 01/17/23	25	24,532
3.35%, 10/18/27(b)	50	47,940
3.54%, 01/17/28	25	24,324
SunTrust Bank/Atlanta GA
2.59%, 01/29/21 (Call 02/02/20)(c)(d)	25	24,787
3.00%, 02/02/23 (Call 01/02/23)	75	73,614
Svenska Handelsbanken AB, 1.88%, 09/07/21	120	115,022
Toronto-Dominion Bank (The)
2.50%, 12/14/20	25	24,634
2.55%, 01/25/21	50	49,329
3.00%, 06/11/20	100	99,998
3.25%, 06/11/21	25	25,060
U.S. Bancorp.
3.00%, 03/15/22 (Call 02/15/22)	25	24,815
Series V, 2.38%, 07/22/26 (Call 06/22/26)	125	114,439
U.S. Bank N.A./Cincinnati OH, 2.13%, 10/28/19 (Call 09/28/19)	90	89,390
Wells Fargo &Co.
2.55%, 12/07/20	75	74,083
2.60%, 07/22/20	65	64,410
3.50%, 03/08/22	50	50,158

	Par
Security	(000)	Value

Banks (continued)
3.90%, 05/01/45	$75	$70,200
4.10%, 06/03/26	50	49,658
4.48%, 01/16/24	25	25,831
4.65%, 11/04/44	25	24,495
4.90%, 11/17/45	50	50,662
5.61%, 01/15/44	50	55,744
Series N, 2.15%, 01/30/20	40	39,552
Wells Fargo Bank N.A., 3.33%, 07/23/21 (Call 07/23/20)(c)(d)	250	250,310
Westpac Banking Corp.
2.10%, 05/13/21	30	29,081
2.50%, 06/28/22	50	48,299
2.65%, 01/25/21	25	24,657
3.05%, 05/15/20	25	25,007
3.35%, 03/08/27	25	24,065
3.65%, 05/15/23	25	25,177
4.32%, 11/23/31 (Call 11/23/26)(c)(d)	44	42,816

		10,009,530

Beverages — 1.0%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	50	49,581
3.70%, 02/01/24	100	100,610
4.70%, 02/01/36 (Call 08/01/35)	175	177,819
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	19,402
3.75%, 07/15/42	11	9,761
4.60%, 04/15/48 (Call 10/15/47)	25	24,623
6.88%, 11/15/19	10	10,452
8.00%, 11/15/39	50	70,815
8.20%, 01/15/39	43	61,729
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	25	24,721
Coca-Cola Co. (The)
2.90%, 05/25/27	25	23,830
3.20%, 11/01/23	50	49,993
3.30%, 09/01/21	50	50,577
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	75	73,300
3.70%, 12/06/26 (Call 09/06/26)	25	24,049
Diageo Capital PLC
4.83%, 07/15/20	50	51,641
5.88%, 09/30/36	25	30,132
Keurig Dr Pepper Inc.
3.43%, 06/15/27 (Call 03/15/27)	25	23,382
4.50%, 11/15/45 (Call 08/15/45)	15	13,954
4.60%, 05/25/28 (Call 02/25/28)(a)	25	25,369
5.09%, 05/25/48 (Call 11/25/47)(a)	15	15,351
Molson Coors Brewing Co., 5.00%, 05/01/42	35	35,370
PepsiCo Inc.
1.35%, 10/04/19	50	49,296
2.15%, 10/14/20 (Call 09/14/20)	40	39,444
2.75%, 04/30/25 (Call 01/30/25)	46	44,388
3.00%, 10/15/27 (Call 07/15/27)(b)	50	47,905
4.00%, 05/02/47 (Call 11/02/46)(b)	50	49,650

		1,197,144

Biotechnology — 0.6%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	55	51,924
2.60%, 08/19/26 (Call 05/19/26)	50	45,815
3.13%, 05/01/25 (Call 02/01/25)	25	24,069
3.45%, 10/01/20	25	25,181

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.63%, 05/15/22 (Call 02/15/22)	$25	$25,242
4.66%, 06/15/51 (Call 12/15/50)	25	24,762
5.65%, 06/15/42 (Call 12/15/41)	25	27,817
6.40%, 02/01/39	25	30,248
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	25	27,343
Biogen Inc.
2.90%, 09/15/20	30	29,904
4.05%, 09/15/25 (Call 06/15/25)	25	25,293
5.20%, 09/15/45 (Call 03/15/45)	25	26,828
Celgene Corp.
2.88%, 08/15/20	50	49,743
4.00%, 08/15/23	25	25,313
4.35%, 11/15/47 (Call 05/15/47)	25	22,896
5.00%, 08/15/45 (Call 02/15/45)	50	49,703
Gilead Sciences Inc.
2.35%, 02/01/20	25	24,809
2.55%, 09/01/20	40	39,652
3.25%, 09/01/22 (Call 07/01/22)	50	49,963
4.00%, 09/01/36 (Call 03/01/36)	45	43,637
4.40%, 12/01/21 (Call 09/01/21)	25	25,874
4.60%, 09/01/35 (Call 03/01/35)	50	51,938
5.65%, 12/01/41 (Call 06/01/41)	25	28,932

		776,886

Building Materials — 0.1%
Johnson Controls International PLC
5.13%, 09/14/45 (Call 03/14/45)	15	15,997
6.00%, 01/15/36	15	17,338
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27) .	25	23,286
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	30	30,011
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	25	25,259
4.40%, 01/30/48 (Call 07/30/47)	15	12,601
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	25	25,359

		149,851

Chemicals — 0.5%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	45	46,215
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	25	24,526
4.25%, 11/15/20 (Call 08/15/20)	56	57,072
4.25%, 10/01/34 (Call 04/01/34)	25	24,182
5.25%, 11/15/41 (Call 08/15/41)	25	26,617
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	25	24,884
3.60%, 08/15/22 (Call 05/15/22)	13	13,046
EI du Pont de Nemours &Co.
2.80%, 02/15/23	20	19,522
4.15%, 02/15/43	25	23,548
LYB International Finance BV, 5.25%, 07/15/43	25	26,204
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	25	24,290
4.25%, 11/15/23 (Call 08/15/23)	25	25,371
Nutrien Ltd., 4.90%, 06/01/43 (Call 12/01/42)	25	25,034
PPG Industries Inc.
3.60%, 11/15/20	25	25,249
3.75%, 03/15/28 (Call 12/15/27)(b)	25	24,931
Praxair Inc.
2.25%, 09/24/20	25	24,626
2.45%, 02/15/22 (Call 11/15/21)	25	24,458
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	25	22,373

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
2.25%, 05/15/20	$25	$24,656
2.75%, 06/01/22 (Call 05/01/22)	25	24,340
4.50%, 06/01/47 (Call 12/01/46)	25	24,218
Syngenta Finance NV, 3.13%, 03/28/22	26	25,342
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	25	23,722

		604,426

Commercial Services — 0.3%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	25	24,741
3.38%, 09/15/25 (Call 06/15/25)	16	15,978
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	25	25,253
5.25%, 10/01/25 (Call 07/01/25)	25	25,314
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	35	34,399
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	15	15,974
Ecolab Inc., 4.35%, 12/08/21	27	27,928
Northwestern University, Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	7	6,735
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	50	44,591
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	25	25,260
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	30	28,047
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	25	24,839
Western Union Co. (The), 5.25%, 04/01/20	34	34,937

		333,996

Computers — 0.8%
Apple Inc.
2.00%, 11/13/20	25	24,572
2.40%, 01/13/23 (Call 12/13/22)	25	24,288
2.40%, 05/03/23	75	72,576
2.50%, 02/09/22 (Call 01/09/22)	50	49,164
2.50%, 02/09/25	53	50,283
2.75%, 01/13/25 (Call 11/13/24)	25	24,115
3.00%, 11/13/27 (Call 08/13/27)	25	24,003
3.20%, 05/11/27 (Call 02/11/27)	45	43,862
3.45%, 02/09/45	30	27,269
3.85%, 05/04/43	50	48,602
3.85%, 08/04/46 (Call 02/04/46)	25	24,147
4.25%, 02/09/47 (Call 08/09/46)	30	30,847
4.38%, 05/13/45	50	52,344
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(a)	115	121,841
8.10%, 07/15/36 (Call 01/15/36)(a)	25	29,521
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	50	50,367
4.40%, 10/15/22 (Call 08/15/22)	20	20,576
4.90%, 10/15/25 (Call 07/15/25)	20	20,605
6.35%, 10/15/45 (Call 04/15/45)	25	25,828
HP Inc., 3.75%, 12/01/20	17	17,177
International Business Machines Corp.
4.70%, 02/19/46	40	43,986
6.22%, 08/01/27	25	29,579
8.38%, 11/01/19	25	26,583

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	$25	$24,861
4.75%, 06/01/23	25	25,108
4.75%, 01/01/25	25	23,947

		956,051

Cosmetics & Personal Care — 0.1%
Procter &Gamble Co. (The)
2.15%, 08/11/22	31	30,029
3.10%, 08/15/23	55	55,063
Unilever Capital Corp., 5.90%, 11/15/32	25	30,865

		115,957

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	25	26,566

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.13%, 07/03/23 (Call 06/03/23)	150	149,745
Affiliated Managers Group Inc., 3.50%, 08/01/25	25	24,326
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)(b)	25	23,867
4.75%, 03/01/20	50	50,988
Aircastle Ltd., 5.50%, 02/15/22	30	31,472
American Express Co.
3.38%, 05/17/21 (Call 04/17/21)	25	25,092
3.63%, 12/05/24 (Call 11/04/24)	50	49,565
4.05%, 12/03/42	25	24,800
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	75	74,134
2.38%, 05/26/20 (Call 04/25/20)	50	49,421
Series F, 2.60%, 09/14/20 (Call 08/14/20)	30	29,738
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	25	23,923
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	25	24,926
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	40	38,793
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	25	24,328
3.20%, 01/25/28 (Call 10/25/27)	25	24,066
3.25%, 05/21/21 (Call 04/21/21)	25	25,071
3.45%, 02/13/26 (Call 11/13/25)	10	9,885
3.85%, 05/21/25 (Call 03/21/25)	25	25,432
4.45%, 07/22/20	25	25,649
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	25	29,540
Credit Suisse USA Inc., 7.13%, 07/15/32	25	32,230
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	72,270
3.95%, 11/06/24 (Call 08/06/24)	25	24,534
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	25	25,309
Franklin Resources Inc., 2.85%, 03/30/25	25	23,894
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200	192,824
Intercontinental Exchange Inc., 2.75%, 12/01/20 (Call 11/01/20)	50	49,639
International Lease Finance Corp., 8.25%, 12/15/20	45	49,437
Invesco Finance PLC, 4.00%, 01/30/24	50	50,510
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.85%, 01/15/27	25	24,804
Lazard Group LLC, 3.75%, 02/13/25	25	24,318
Mastercard Inc., 3.38%, 04/01/24	25	25,132
Nasdaq Inc., 5.55%, 01/15/20	50	51,592

Security	Par (000)	Value

Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	$25	$24,592
2.35%, 06/15/20 (Call 05/15/20)	25	24,697
Nomura Holdings Inc., 6.70%, 03/04/20	35	36,691
ORIX Corp., 3.25%, 12/04/24	35	33,677
Raymond James Financial Inc., 3.63%, 09/15/26	25	24,187
Stifel Financial Corp., 4.25%, 07/18/24	17	17,104
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	40	36,302
4.25%, 08/15/24 (Call 05/15/24)	25	24,299
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	50	49,324
3.30%, 04/01/27 (Call 01/01/27)	8	7,722
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	35	36,799
4.30%, 12/14/45 (Call 06/14/45)	40	42,306

		1,788,954

Electric — 2.6%
AEP Transmission Co. LLC, 3.75%, 12/01/47 (Call 06/01/47)	25	23,497
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	25	24,691
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	25	24,611
Arizona Public Service Co., 4.35%, 11/15/45 (Call 05/15/45)	25	25,616
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	25	24,024
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	25	24,774
3.75%, 11/15/23 (Call 08/15/23)	25	25,376
5.95%, 05/15/37	25	30,158
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	25	25,520
CenterPoint Energy Houston Electric LLC, 3.55%, 08/01/42 (Call 02/01/42)	15	13,965
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	25	24,996
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	25	25,975
4.63%, 12/01/54 (Call 06/01/54)	25	25,958
Series 08-B, 6.75%, 04/01/38	25	33,315
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	25	25,092
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	50	49,439
3.63%, 12/01/24 (Call 09/01/24)	42	41,346
4.25%, 06/01/28 (Call 03/01/28)	25	25,264
6.30%, 03/15/33	25	29,698
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	25	25,266
3.70%, 06/01/46 (Call 12/01/45)	25	23,630
4.05%, 05/15/48 (Call 11/15/47)	10	10,044
DTE Energy Co., 1.50%, 10/01/19	10	9,838
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	25	24,229
2.95%, 12/01/26 (Call 09/01/26)	35	33,619
3.88%, 03/15/46 (Call 09/15/45)	25	24,043
5.30%, 02/15/40	40	46,496
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	35	35,376
3.95%, 08/15/47 (Call 02/15/47)	25	23,331
Duke Energy Florida LLC, 6.35%, 09/15/37	25	32,039
Duke Energy Indiana LLC, 6.45%, 04/01/39	25	32,463
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	15	13,722
4.10%, 03/15/43 (Call 09/15/42)	30	29,896

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	$50	$50,233
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	15	14,340
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	25	24,824
3.75%, 02/15/21 (Call 11/15/20)	25	25,270
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	15	14,464
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	25	24,206
Series H, 3.15%, 01/15/25 (Call 10/15/24)	25	24,237
Series K, 2.75%, 03/15/22 (Call 02/15/22)	25	24,488
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	25	24,353
3.50%, 06/01/22 (Call 05/01/22)	27	26,688
4.45%, 04/15/46 (Call 10/15/45)	10	9,921
4.95%, 06/15/35 (Call 12/15/34)	25	26,359
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	65	64,796
5.60%, 06/15/42 (Call 12/15/41)	25	25,822
5.75%, 10/01/41 (Call 04/01/41)	25	25,551
6.25%, 10/01/39	25	27,065
FirstEnergy Corp.
Series B, 4.25%, 03/15/23 (Call 12/15/22)	41	41,775
Series C, 4.85%, 07/15/47 (Call 01/15/47)	25	25,737
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	25	24,499
4.05%, 10/01/44 (Call 04/01/44)	25	25,239
4.13%, 06/01/48 (Call 12/01/47)	25	25,654
5.69%, 03/01/40	25	30,796
Georgia Power Co.
2.00%, 03/30/20	50	49,112
Series 10-C, 4.75%, 09/01/40	25	25,637
Hydro-Quebec, 9.38%, 04/15/30	25	38,131
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	25	25,277
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	25	27,996
Kansas City Power & Light Co., 3.65%, 08/15/25 (Call 05/15/25)	25	24,809
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	15	17,100
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 04/01/25)	25	24,564
MidAmerican Energy Co., 4.25%, 05/01/46 (Call 11/01/45)	25	25,738
National Grid USA, 5.80%, 04/01/35	25	29,095
Nevada Power Co.
2.75%, 04/15/20	25	24,956
Series N, 6.65%, 04/01/36	50	64,766
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	25	23,990
2.20%, 08/15/20 (Call 07/15/20)	30	29,531
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46).	15	14,818
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	25	26,713
7.00%, 09/01/22	36	40,940
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	25	22,717
3.40%, 08/15/24 (Call 05/15/24)	30	28,778
3.50%, 06/15/25 (Call 03/15/25)	15	14,263
4.75%, 02/15/44 (Call 08/15/43)	25	24,622
5.80%, 03/01/37	25	27,632
6.05%, 03/01/34	25	28,037
PacifiCorp, 6.00%, 01/15/39	25	31,316
Pinnacle West Capital Corp., 2.25%, 11/30/20	50	48,843

	Par
Security	(000)	Value

Electric (continued)
PNM Resources Inc., 3.25%, 03/09/21	$25	$24,843
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	25	25,170
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	25	23,446
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	10	10,115
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	50	50,066
5.13%, 04/15/20	25	25,684
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	25	25,223
4.30%, 03/15/44 (Call 09/15/43)	25	25,905
Public Service Electric &Gas Co., 2.38%, 05/15/23 (Call 02/15/23)	40	38,440
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	25	26,606
Puget Sound Energy Inc., 6.27%, 03/15/37	25	31,766
San Diego Gas & Electric Co.
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	25	25,149
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	25	23,414
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	50	49,350
3.75%, 11/15/25 (Call 08/15/25)	25	24,832
6.00%, 10/15/39	10	11,728
South Carolina Electric &Gas Co., 5.10%, 06/01/65 (Call 12/01/64)	25	25,596
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	50	50,722
4.65%, 10/01/43 (Call 04/01/43)	25	26,261
Series 08-A, 5.95%, 02/01/38	25	29,821
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)	25	24,157
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)(d)	25	25,587
Southern Power Co., Series F, 4.95%, 12/15/46 (Call 06/15/46)	50	49,854
Southwestern Electric Power Co., Series L, 3.85%, 02/01/48 (Call 08/01/47)	25	23,213
TECO Finance Inc., 5.15%, 03/15/20	48	49,223
TransAlta Corp., 6.50%, 03/15/40	10	9,843
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	26	24,778
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	25	25,070
3.90%, 09/15/42 (Call 03/15/42)	25	24,457
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	25	24,877
Series D, 4.65%, 08/15/43 (Call 02/15/43)	25	26,778
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	20	19,169
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	20	22,119
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	25	24,401
3.35%, 12/01/26 (Call 06/01/26)	25	24,255

		3,204,923

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20	30	30,684

Electronics — 0.3%
Agilent Technologies Inc., 5.00%, 07/15/20	50	51,633
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	25	25,381
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	40	39,361
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	25	25,361
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	25	23,489
Honeywell International Inc., 3.81%, 11/21/47 (Call 05/21/47)	25	24,327

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	$25	$23,954
5.63%, 12/15/20	25	26,061
Legrand France SA, 8.50%, 02/15/25	25	31,110
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	25	25,956
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	25	25,555
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	25	24,602

		346,790

Engineering & Construction — 0.0%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	40	39,382

Environmental Control — 0.1%
Republic Services Inc.
3.95%, 05/15/28 (Call 02/15/28)	15	15,079
4.75%, 05/15/23 (Call 02/15/23)	25	26,255
5.70%, 05/15/41 (Call 11/15/40)	10	11,775
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	25	24,307
4.10%, 03/01/45 (Call 09/01/44)	15	14,893

		92,309

Food — 0.8%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)(b)	25	24,488
4.15%, 03/15/28 (Call 12/15/27)	50	48,186
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	25	24,532
7.00%, 10/01/28	25	29,420
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	50	48,340
4.70%, 04/17/48 (Call 10/17/47)	25	24,601
Hershey Co. (The)
3.10%, 05/15/21	25	25,096
3.38%, 05/15/23 (Call 04/15/23)	15	15,103
3.38%, 08/15/46 (Call 02/15/46)	10	9,004
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	25	23,460
JM Smucker Co. (The), 3.50%, 03/15/25	65	62,921
Kellogg Co.
2.65%, 12/01/23	25	23,987
3.25%, 04/01/26	25	23,740
4.30%, 05/15/28 (Call 02/15/28)	25	25,219
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	25	27,550
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	50	49,572
3.38%, 06/15/21	25	25,061
3.95%, 07/15/25 (Call 04/15/25)	25	24,649
4.00%, 06/15/23 (Call 05/15/23)	25	25,102
4.63%, 01/30/29 (Call 10/30/28)	25	25,033
5.00%, 07/15/35 (Call 01/15/35)	25	24,711
5.20%, 07/15/45 (Call 01/15/45)	25	24,418
6.50%, 02/09/40	25	28,437
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	50	50,077
4.45%, 02/01/47 (Call 08/01/46)	25	23,254
Mondelez International Inc.
3.00%, 05/07/20	25	24,950
4.13%, 05/07/28 (Call 02/07/28)	25	25,088
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	55	52,904
3.55%, 03/15/25 (Call 01/15/25)	25	24,640

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc., 4.88%, 08/15/34 (Call 02/15/34)	$50	$50,919

		914,462

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24(b)	40	40,240
5.50%, 01/17/27	15	14,880
Georgia-Pacific LLC, 8.00%, 01/15/24	25	30,181
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	25	24,900
4.80%, 06/15/44 (Call 12/15/43)	25	24,669
7.30%, 11/15/39	25	31,820

		166,690

Gas — 0.2%
Atmos Energy Corp., 4.15%, 01/15/43 (Call 07/15/42)	25	24,871
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	25	25,004
4.50%, 01/15/21 (Call 10/15/20)	25	25,519
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	24,735
4.60%, 12/15/44 (Call 06/15/44)	15	15,111
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	25	23,414
4.90%, 12/01/21 (Call 09/01/21)	25	25,702
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	25	24,164
3.65%, 06/15/23 (Call 05/15/23)(a)	25	25,058
4.38%, 05/15/47 (Call 11/15/46)	25	24,751
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	15	16,023
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	25	24,714

		279,066

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	15	14,987

Health Care - Products — 0.7%
Abbott Laboratories
2.80%, 09/15/20 (Call 08/15/20)	25	24,875
3.25%, 04/15/23 (Call 01/15/23)	50	49,647
3.75%, 11/30/26 (Call 08/30/26)	50	49,757
4.75%, 11/30/36 (Call 05/30/36)	25	26,648
4.90%, 11/30/46 (Call 05/30/46)	25	27,216
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	50	47,750
Becton Dickinson and Co.
2.68%, 12/15/19	25	24,870
3.25%, 11/12/20	40	39,855
3.73%, 12/15/24 (Call 09/15/24)	40	39,400
5.00%, 11/12/40	35	35,708
Boston Scientific Corp.
2.85%, 05/15/20	20	19,863
3.85%, 05/15/25	25	25,116
4.00%, 03/01/28 (Call 12/01/27)	25	24,852
Covidien International Finance SA, 4.20%, 06/15/20	50	51,002
Life Technologies Corp., 6.00%, 03/01/20	25	25,974
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	25	24,987
3.50%, 03/15/25	50	49,975
4.50%, 03/15/42 (Call 09/15/41)	20	21,082
4.63%, 03/15/45	50	53,416
Stryker Corp., 4.38%, 05/15/44 (Call 12/15/43)	25	24,698

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	$25	$24,587
3.65%, 12/15/25 (Call 09/09/25)	50	49,624
4.50%, 03/01/21	25	25,710
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	50	49,233
3.55%, 04/01/25 (Call 01/01/25)	38	36,641

		872,486

Health Care -Services — 0.7%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	25	22,333
6.75%, 12/15/37	15	19,070
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	25	24,425
3.65%, 12/01/27 (Call 09/01/27)	25	23,860
4.10%, 03/01/28 (Call 12/01/27)	30	29,565
4.55%, 03/01/48 (Call 09/01/47)	25	24,142
4.63%, 05/15/42	25	24,279
Ascension Health, 3.95%, 11/15/46	25	24,676
Catholic Health Initiatives, 4.35%, 11/01/42	25	23,179
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)	25	21,300
4.00%, 02/15/22 (Call 11/15/21)	45	45,613
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	55	57,774
Howard Hughes Medical Institute, 3.50%, 09/01/23	50	50,763
Humana Inc.
2.50%, 12/15/20	25	24,570
4.95%, 10/01/44 (Call 04/01/44)	25	26,236
Kaiser Foundation Hospitals, 4.88%, 04/01/42	25	28,112
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	50	48,359
3.75%, 08/23/22 (Call 05/23/22)	25	25,219
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	25	25,591
Quest Diagnostics Inc., 4.70%, 04/01/21	25	25,739
UnitedHealth Group Inc.
2.70%, 07/15/20	35	34,862
2.88%, 03/15/22 (Call 12/15/21)	25	24,783
3.15%, 06/15/21	25	25,026
3.45%, 01/15/27	30	29,584
3.50%, 06/15/23	25	25,182
3.75%, 07/15/25	55	55,617
3.85%, 06/15/28	25	25,298
4.75%, 07/15/45	50	53,969
5.80%, 03/15/36	25	29,876

		899,002

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	25	23,690

Household Products & Wares — 0.1%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	25	24,877
3.90%, 05/15/28 (Call 02/15/28)	25	25,139
Kimberly-Clark Corp., 3.05%, 08/15/25	25	24,240

		74,256

Housewares — 0.1%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	25	24,352
4.20%, 04/01/26 (Call 01/01/26)	25	24,124

Security	Par (000)	Value

Housewares (continued)
5.50%, 04/01/46 (Call 10/01/45)	$25	$24,056
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	25	25,597

		98,129

Insurance — 1.3%
Aflac Inc., 3.63%, 11/15/24	45	45,096
Alleghany Corp., 4.95%, 06/27/22	10	10,490
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	25	24,325
Allstate Corp. (The)
4.50%, 06/15/43	15	15,479
5.55%, 05/09/35	25	28,889
Alterra Finance LLC, 6.25%, 09/30/20	25	26,392
American International Group Inc.
3.38%, 08/15/20	50	50,116
3.90%, 04/01/26 (Call 01/01/26)	25	24,555
4.13%, 02/15/24	3	3,038
4.38%, 01/15/55 (Call 07/15/54)	25	22,306
4.80%, 07/10/45 (Call 01/10/45)	25	24,924
6.25%, 05/01/36	25	28,779
6.40%, 12/15/20	29	31,000
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	39	39,005
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	23,954
Berkshire Hathaway Inc.
3.40%, 01/31/22	50	50,663
4.50%, 02/11/43	15	15,874
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	25	22,366
4.70%, 06/22/47 (Call 12/22/46)	25	20,932
Chubb INA Holdings Inc.
2.70%, 03/13/23	50	48,641
3.35%, 05/15/24	25	24,765
3.35%, 05/03/26 (Call 02/03/26)	15	14,731
4.35%, 11/03/45 (Call 05/03/45)	25	26,043
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	25	25,090
4.50%, 03/01/26 (Call 12/01/25)	10	10,206
Hartford Financial Services Group Inc. (The), 6.10%, 10/01/41	25	29,940
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	25	24,240
7.00%, 06/15/40	25	32,131
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	50	48,286
Manulife Financial Corp., 4.15%, 03/04/26	31	31,454
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	41	40,177
3.50%, 06/03/24 (Call 03/03/24)	25	24,870
3.75%, 03/14/26 (Call 12/14/25)	35	35,052
MetLife Inc.
3.00%, 03/01/25	5	4,802
3.60%, 11/13/25 (Call 08/13/25)	25	24,865
4.05%, 03/01/45	25	23,739
4.60%, 05/13/46 (Call 12/13/45)	25	25,726
6.38%, 06/15/34	25	30,465
Series D, 4.37%, 09/15/23	25	26,046
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	25	25,931
Principal Financial Group Inc., 4.63%, 09/15/42	30	30,680
Progressive Corp. (The)
3.70%, 01/26/45	25	23,149
3.75%, 08/23/21	25	25,343

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)
August 31, 2018

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	$25	$25,072
4.50%, 11/16/21	25	25,886
5.63%, 06/15/43 (Call 06/15/23)(c)(d)	80	83,550
5.70%, 12/14/36	25	28,960
Reinsurance Group of America Inc., 5.00%, 06/01/21	50	51,995
Sompo International Holdings Ltd., 4.70%, 10/15/22	30	30,674
Travelers Companies Inc. (The)
3.90%, 11/01/20	34	34,531
4.60%, 08/01/43	25	26,431
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	25	25,073
Unum Group, 5.63%, 09/15/20	50	52,097

		1,548,824

Internet — 0.6%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	50	49,503
4.00%, 12/06/37 (Call 06/06/37)	50	46,875
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	48,784
2.60%, 12/05/19 (Call 11/05/19)	25	24,976
3.88%, 08/22/37 (Call 02/22/37)	85	83,897
4.05%, 08/22/47 (Call 02/22/47)	25	24,798
4.95%, 12/05/44 (Call 06/05/44)	25	28,363
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	200	199,634
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	75	72,449
eBay Inc.
2.15%, 06/05/20	25	24,627
2.60%, 07/15/22 (Call 04/15/22)	25	24,257
4.00%, 07/15/42 (Call 01/15/42)	25	20,977
Expedia Group Inc.
4.50%, 08/15/24 (Call 05/15/24)	30	30,468
5.00%, 02/15/26 (Call 11/15/25)	20	20,661

		700,269

Iron &Steel — 0.1%
ArcelorMittal, 6.13%, 06/01/25	50	54,478
Vale Overseas Ltd., 6.88%, 11/21/36	75	86,237

		140,715

Leisure Time — 0.1%
Carnival Corp., 3.95%, 10/15/20	50	50,828
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	45	43,591
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	25	26,404
		120,823

Lodging — 0.0%
Marriott International Inc./MD, 3.75%, 10/01/25 (Call 07/01/25)	25	24,602

Machinery — 0.5%
ABB Finance USA Inc.
2.88%, 05/08/22	25	24,699
3.80%, 04/03/28 (Call 01/03/28)	25	25,363
Caterpillar Financial Services Corp.
1.85%, 09/04/20	25	24,466
2.00%, 03/05/20	25	24,685
2.90%, 03/15/21	25	24,928
2.95%, 05/15/20	25	25,019
3.25%, 12/01/24	25	24,847
3.45%, 05/15/23	25	25,158
Caterpillar Inc.
3.90%, 05/27/21	25	25,639
4.75%, 05/15/64 (Call 11/15/63)	15	15,829

Security	Par (000)	Value
Machinery (continued)
CNH Industrial Capital LLC
4.38%, 04/05/22	$25	$25,369
4.88%, 04/01/21	25	25,665
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	25	27,708
Deere &Co.
2.60%, 06/08/22 (Call 03/08/22)	25	24,548
3.90%, 06/09/42 (Call 12/09/41)	15	14,989
5.38%, 10/16/29	15	17,188
John Deere Capital Corp.
3.35%, 06/12/24	10	9,969
3.45%, 06/07/23	25	25,181
3.45%, 03/13/25	25	24,982
3.90%, 07/12/21	25	25,586
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	35	33,448
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	50	49,777
Wabtec Corp./DE, 3.45%, 11/15/26 (Call 08/15/26)	25	23,222

		568,265

Manufacturing —0.4%
3M Co.
2.25%, 03/15/23 (Call 02/15/23)	25	24,177
2.88%, 10/15/27 (Call 07/15/27)	25	23,872
3.88%, 06/15/44	15	14,797
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	25	24,972
Eaton Corp.
4.00%, 11/02/32	25	25,003
4.15%, 11/02/42	15	14,477
General Electric Co.
3.38%, 03/11/24	58	57,659
4.38%, 09/16/20	50	51,218
4.50%, 03/11/44	25	24,353
4.65%, 10/17/21	36	37,451
5.88%, 01/14/38	25	28,582
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	25,141
4.88%, 09/15/41 (Call 03/15/41)	25	27,937
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	15	15,341
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	25	24,718
4.20%, 11/21/34 (Call 05/21/34)	25	25,415
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	25	25,433

		470,546

Media — 1.3%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	24	24,067
4.95%, 10/15/45 (Call 04/15/45)	15	16,404
6.20%, 12/15/34	50	60,979
6.40%, 12/15/35	50	62,337
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)	15	13,426
3.70%, 08/15/24 (Call 05/15/24)	25	24,374
4.85%, 07/01/42 (Call 01/01/42)	25	24,401
7.88%, 07/30/30	25	31,505
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	25	25,075
4.20%, 03/15/28 (Call 12/15/27)	25	23,926
4.46%, 07/23/22 (Call 05/23/22)	30	30,616
4.91%, 07/23/25 (Call 04/23/25)	50	51,008

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.38%, 05/01/47 (Call 11/01/46)	$25	$23,677
6.38%, 10/23/35 (Call 04/23/35)	25	26,726
6.48%, 10/23/45 (Call 04/23/45)	50	53,386
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	50	61,368
Comcast Corp.
2.85%, 01/15/23	50	48,921
3.38%, 02/15/25 (Call 11/15/24)	21	20,493
3.60%, 03/01/24	20	20,005
3.90%, 03/01/38 (Call 09/01/37)	25	23,252
3.97%, 11/01/47 (Call 05/01/47)	104	94,564
4.00%, 11/01/49 (Call 05/01/49)	57	51,506
4.05%, 11/01/52 (Call 05/01/52)	31	27,529
4.25%, 01/15/33	35	34,929
6.40%, 05/15/38	7	8,421
Discovery Communications LLC
2.75%, 11/15/19 (Call 10/15/19)(a)	35	34,819
2.80%, 06/15/20 (Call 05/15/20)(a)	25	24,738
2.95%, 03/20/23 (Call 02/20/23)	25	24,041
5.00%, 09/20/37 (Call 03/20/37)	75	73,102
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	25	24,545
Thomson Reuters Corp., 3.85%, 09/29/24 (Call 06/29/24)	25	24,711
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	25	25,189
5.00%, 02/01/20	25	25,494
5.50%, 09/01/41 (Call 03/01/41)	25	24,199
5.88%, 11/15/40 (Call 05/15/40)	25	25,109
7.30%, 07/01/38	25	29,100
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	25	29,120
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	25	25,173
5.25%, 04/01/44 (Call 10/01/43)	25	24,483
5.85%, 09/01/43 (Call 03/01/43)	25	26,191
Walt Disney Co. (The)
3.00%, 02/13/26	50	48,403
3.70%, 12/01/42	40	37,395
Warner Media LLC
3.55%, 06/01/24 (Call 03/01/24)	25	24,376
3.60%, 07/15/25 (Call 04/15/25)	25	24,027
4.65%, 06/01/44 (Call 12/01/43)	15	13,735
4.88%, 03/15/20	70	72,077
5.38%, 10/15/41	25	24,870

		1,567,792

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	25	24,523
4.38%, 06/15/45 (Call 12/15/44)	10	10,432
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	25	24,968

		59,923

Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	35	38,566
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	25	27,928
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	25	24,889
Newmont Mining Corp., 6.25%, 10/01/39	25	28,553
Rio Tinto Alcan Inc., 7.25%, 03/15/31	25	31,867
Southern Copper Corp.
3.88%, 04/23/25	25	24,534
5.88%, 04/23/45	25	27,222
6.75%, 04/16/40	25	29,602

Security	Par (000)	Value

Mining (continued)
Yamana Gold Inc., 4.95%, 07/15/24 (Call 04/15/24)	$25	$24,942

		258,103

Office & Business Equipment — 0.0%
Xerox Corp., 3.63%, 03/15/23 (Call 02/15/23)	50	47,195

Oil &Gas — 2.1%
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	25	25,748
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	15	14,386
3.25%, 04/15/22 (Call 01/15/22)	20	19,805
4.25%, 01/15/44 (Call 07/15/43)	25	22,448
4.75%, 04/15/43 (Call 10/15/42)	25	23,956
BP Capital Markets PLC 2.52%, 01/15/20	25	24,872
3.06%, 03/17/22	65	64,619
3.22%, 11/28/23 (Call 09/28/23)	25	24,732
3.25%, 05/06/22	75	74,924
4.74%, 03/11/21	25	25,988
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	50	48,834
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	25	24,052
5.40%, 06/15/47 (Call 12/15/46)	25	24,893
Chevron Corp.
2.42%, 11/17/20 (Call 10/17/20)	50	49,533
2.95%, 05/16/26 (Call 02/16/26)	40	38,451
3.19%, 06/24/23 (Call 03/24/23)	40	39,998
3.33%, 11/17/25 (Call 08/17/25)	45	44,665
Cimarex Energy Co., 4.38%, 06/01/24 (Call 02/20/24)	20	20,282
ConocoPhillips Co., 4.30%, 11/15/44 (Call 05/15/44)	50	51,890
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	25	24,643
5.00%, 06/15/45 (Call 12/15/44)	25	25,288
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	25	25,806
5.88%, 09/18/23	25	26,576
Encana Corp., 7.38%, 11/01/31	50	61,916
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	25	24,657
4.10%, 02/01/21	25	25,507
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	25	24,470
3.90%, 10/01/27 (Call 07/01/27)	25	23,586
Equinor ASA
2.25%, 11/08/19	25	24,858
3.15%, 01/23/22	25	24,993
4.80%, 11/08/43	50	54,587
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	90	88,059
4.11%, 03/01/46 (Call 09/01/45)	15	15,403
Hess Corp.
5.60%, 02/15/41	25	25,435
6.00%, 01/15/40	25	25,958
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	25	26,946
Kerr-McGee Corp.
6.95%, 07/01/24	15	17,132
7.88%, 09/15/31	50	63,155
Marathon Oil Corp., 2.70%, 06/01/20 (Call 05/01/20)	50	49,406
Marathon Petroleum Corp., 4.75%, 09/15/44 (Call 03/15/44)	25	24,490

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil &Gas (continued)
Nexen Energy ULC
5.88%, 03/10/35	$25	$29,219
7.50%, 07/30/39	30	41,798
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	15	15,239
5.25%, 11/15/43 (Call 05/15/43)	25	25,151
6.00%, 03/01/41 (Call 09/01/40)	10	10,804
Occidental Petroleum Corp., Series 1, 4.10%, 02/01/21 (Call 11/01/20)	82	83,751
Petro-Canada, 5.35%, 07/15/33	25	27,528
Petroleos Mexicanos
3.50%, 01/30/23	50	47,194
4.63%, 09/21/23	25	24,570
4.88%, 01/18/24	50	49,153
5.50%, 01/21/21	50	51,358
5.50%, 06/27/44	50	41,185
5.63%, 01/23/46	45	36,947
6.00%, 03/05/20	32	33,018
6.38%, 02/04/21	25	26,128
6.38%, 01/23/45	50	44,691
6.50%, 03/13/27	25	25,268
6.50%, 06/02/41	50	45,789
6.75%, 09/21/47	50	46,195
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	25	25,264
4.88%, 11/15/44 (Call 05/15/44)	25	25,919
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	25	25,383
Shell International Finance BV
2.13%, 05/11/20	25	24,700
2.25%, 11/10/20	50	49,269
2.25%, 01/06/23	25	24,066
2.88%, 05/10/26	55	52,668
3.63%, 08/21/42	50	46,470
4.55%, 08/12/43	50	53,192
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	25	24,840
6.50%, 06/15/38	30	37,214
Total Capital Canada Ltd., 2.75%, 07/15/23	25	24,402
Total Capital International SA, 3.75%, 04/10/24	25	25,431
Total Capital SA, 4.13%, 01/28/21	50	51,270
Valero Energy Corp., 4.90%, 03/15/45	25	25,718

		2,587,739

Oil & Gas Services — 0.1%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	25	24,960
4.85%, 11/15/35 (Call 05/15/35)	30	31,423
5.00%, 11/15/45 (Call 05/15/45)	25	26,632
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	25	23,968
3.95%, 12/01/42 (Call 06/01/42)	25	21,713
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23).	25	25,309
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	24,488

		178,493

Packaging & Containers — 0.1%
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)	25	22,904
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	35	34,654
WestRock MWV LLC, 7.95%, 02/15/31	25	32,910

Security	Par (000)	Value

Packaging & Containers (continued)
WestRock RKT Co., 3.50%, 03/01/20	$50	$50,069

		140,537

Pharmaceuticals — 1.6%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	40	38,739
3.20%, 05/14/26 (Call 02/14/26)	79	74,419
4.30%, 05/14/36 (Call 11/14/35)	25	23,983
4.40%, 11/06/42	38	35,622
4.45%, 05/14/46 (Call 11/14/45)	25	23,692
Allergan Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	50	49,848
4.55%, 03/15/35 (Call 09/15/34)	25	24,558
4.75%, 03/15/45 (Call 09/15/44)	34	33,781
Allergan Inc./U.S., 3.38%, 09/15/20	10	10,030
AmerisourceBergen Corp., 4.25%, 03/01/45 (Call 09/01/44)	25	22,476
AstraZeneca PLC
2.38%, 11/16/20	50	49,216
4.00%, 01/17/29 (Call 10/17/28)	25	24,986
4.00%, 09/18/42	25	23,606
Bristol-Myers Squibb Co.
2.00%, 08/01/22	25	23,949
4.50%, 03/01/44 (Call 09/01/43)	25	26,884
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	35	33,976
4.37%, 06/15/47 (Call 12/15/46)	25	21,907
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	69	66,575
2.80%, 07/20/20 (Call 06/20/20)	28	27,794
3.50%, 07/20/22 (Call 05/20/22)	25	24,915
4.30%, 03/25/28 (Call 12/25/27)	100	99,264
4.78%, 03/25/38 (Call 09/25/37)	25	24,912
5.05%, 03/25/48 (Call 09/25/47)	100	102,204
5.13%, 07/20/45 (Call 01/20/45)	55	56,438
Eli Lilly & Co., 3.95%, 05/15/47 (Call 11/15/46)	15	15,069
Express Scripts Holding Co.
3.40%, 03/01/27 (Call 12/01/26)	50	46,407
4.75%, 11/15/21	20	20,698
4.80%, 07/15/46 (Call 01/15/46)	25	24,217
GlaxoSmithKline Capital Inc.
3.13%, 05/14/21	25	25,049
3.38%, 05/15/23	25	25,042
3.63%, 05/15/25	25	25,136
3.88%, 05/15/28	25	25,414
6.38%, 05/15/38	25	32,148
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	50	48,606
3.55%, 03/01/36 (Call 09/01/35)	25	24,266
3.63%, 03/03/37 (Call 09/03/36)	25	24,509
3.70%, 03/01/46 (Call 09/01/45)	30	29,083
3.75%, 03/03/47 (Call 09/03/46)	15	14,661
5.95%, 08/15/37	25	31,871
Mead Johnson Nutrition Co.
4.90%, 11/01/19	25	25,541
5.90%, 11/01/39	15	18,048
Merck &Co. Inc.
2.40%, 09/15/22 (Call 03/15/22)	20	19,488
2.75%, 02/10/25 (Call 11/10/24)	50	48,394
3.60%, 09/15/42 (Call 03/15/42)	25	23,940
3.70%, 02/10/45 (Call 08/10/44)	25	24,183
3.88%, 01/15/21 (Call 10/15/20)	20	20,451

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	$25	$24,269
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	25	24,374
3.00%, 11/20/25 (Call 08/20/25)	25	24,223
4.00%, 11/20/45 (Call 05/20/45)	30	30,402
Pfizer Inc.
3.40%, 05/15/24	60	60,654
4.13%, 12/15/46	15	15,224
4.40%, 05/15/44	25	26,160
7.20%, 03/15/39	50	69,756
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	100	96,712
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	25	23,454
3.25%, 02/01/23 (Call 11/01/22)	25	24,707
4.50%, 11/13/25 (Call 08/13/25)	25	26,150

		1,982,080

Pipelines — 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/01/47 (Call 06/01/47)	5	4,998
5.25%, 01/15/25 (Call 01/15/21)	30	30,743
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	25	25,515
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	25	24,710
5.60%, 10/15/44 (Call 04/15/44)	15	13,711
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25).	25	25,240
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	25	24,253
5.00%, 05/15/44 (Call 11/15/43)	15	13,618
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	25	32,774
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	50	48,993
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	50	50,696
4.90%, 03/15/35 (Call 09/15/34)	25	23,504
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	24,822
3.75%, 02/15/25 (Call 11/15/24)	10	10,024
3.95%, 02/15/27 (Call 11/15/26)(b)	50	50,113
4.25%, 02/15/48 (Call 08/15/47)	25	23,565
4.45%, 02/15/43 (Call 08/15/42)	50	48,781
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)(d)	50	47,092
EQT Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	25	23,999
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (Call 07/01/21)	50	51,989
5.30%, 09/15/20	25	25,955
5.40%, 09/01/44 (Call 03/01/44)	50	50,824
5.63%, 09/01/41	25	25,595
Kinder Morgan Inc./DE
5.30%, 12/01/34 (Call 06/01/34)	35	35,610
5.55%, 06/01/45 (Call 12/01/44)	50	52,151
Magellan Midstream Partners LP, 4.20%, 10/03/47 (Call 04/03/47)	25	23,235
MPLX LP
4.70%, 04/15/48 (Call 10/15/47)	50	46,880
4.88%, 06/01/25 (Call 03/01/25)	25	25,985
5.50%, 02/15/23 (Call 08/15/19)	50	50,898
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	50	52,454
6.13%, 02/01/41 (Call 08/01/40)	25	28,211
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 01/01/27)	50	47,699

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	$25	$24,807
4.50%, 12/15/26 (Call 09/15/26)	25	25,033
4.90%, 02/15/45 (Call 08/15/44)	40	37,733
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	50	48,765
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	60	56,787
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	50	47,807
5.40%, 10/01/47 (Call 04/01/47)	50	49,241
5.95%, 12/01/25 (Call 08/01/25)	70	75,780
TransCanada PipeLines Ltd.
3.80%, 10/01/20	20	20,255
4.25%, 05/15/28 (Call 02/15/28)	25	25,231
4.63%, 03/01/34 (Call 12/01/33)	5	5,073
4.75%, 05/15/38 (Call 11/15/37)	25	25,672
4.88%, 05/15/48 (Call 11/15/47)	15	15,492
5.85%, 03/15/36	15	16,975
6.10%, 06/01/40	25	29,127
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41 (Call 02/15/41)	15	16,281
7.85%, 02/01/26 (Call 11/01/25)	10	12,299
Western Gas Partners LP, 4.00%, 07/01/22 (Call 04/01/22)	50	49,719
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	30	28,782
4.30%, 03/04/24 (Call 12/04/23)	25	25,338
5.10%, 09/15/45 (Call 03/15/45)	20	20,085
5.25%, 03/15/20	44	45,260
6.30%, 04/15/40	20	22,894

		1,789,073

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	19,691
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	50	51,963
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	25	25,874

		97,528

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc., 4.60%, 04/01/22 (Call 01/01/22)	50	51,587
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	25	24,884
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	25	24,798
3.00%, 06/15/23	25	24,099
3.45%, 09/15/21	25	24,998
3.50%, 01/31/23	25	24,675
3.60%, 01/15/28 (Call 10/15/27)	25	23,547
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	25	23,548
2.95%, 09/15/22 (Call 06/15/22)	50	49,151
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	52	52,549
4.13%, 05/15/21 (Call 02/15/21)	25	25,490
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	25	23,955
Camden Property Trust, 2.95%, 12/15/22 (Call 02/02/22)	50	48,783
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	15	14,957

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	$50	$47,364
3.70%, 06/15/26 (Call 03/15/26)	15	14,380
4.45%, 02/15/26 (Call 11/15/25)	30	30,254
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)	50	50,644
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	25	25,704
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	25	26,318
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	25	24,436
4.50%, 06/01/45 (Call 12/01/44)	15	15,492
4.63%, 12/15/21 (Call 09/15/21)	25	25,925
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	25	25,007
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	25	23,907
3.88%, 08/15/24 (Call 05/15/24)	25	24,614
4.00%, 12/01/22 (Call 10/01/22)	25	25,133
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	25	23,560
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	25	25,034
5.00%, 08/15/22 (Call 02/15/22)	25	25,750
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/22)	50	49,173
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	15	14,766
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	48,451
3.30%, 02/01/25 (Call 12/01/24)	35	33,416
Liberty Property LP, 4.40%, 02/15/24 (Call 11/15/23)	25	25,558
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	25	25,470
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	50	49,993
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	25	23,683
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	50	50,132
Select Income REIT, 4.50%, 02/01/25 (Call 11/01/24)	25	24,262
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	25	24,508
3.38%, 10/01/24 (Call 07/01/24)	25	24,672
4.13%, 12/01/21 (Call 09/01/21)	50	51,271
6.75%, 02/01/40 (Call 11/01/39)	25	32,942
UDR Inc., 3.70%, 10/01/20 (Call 07/01/20)	50	50,282
Ventas Realty LP, 4.13%, 01/15/26 (Call 10/15/25)	30	29,850
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	25	23,844
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	50	49,640
4.50%, 01/15/24 (Call 10/15/23)	25	25,634
Weyerhaeuser Co., 3.25%, 03/15/23 (Call 12/15/22)	35	34,231
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	11	11,177

		1,573,498

Retail — 1.1%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	40	39,736
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(b)	25	23,027
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	50	52,415
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	35	33,699
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	25	24,429
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	50	49,014
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	40	36,104
2.80%, 09/14/27 (Call 06/14/27)	25	23,556
3.00%, 04/01/26 (Call 01/01/26)	25	24,110
3.75%, 02/15/24 (Call 11/15/23)	45	46,074

Security	Par (000)	Value

Retail (continued)
4.20%, 04/01/43 (Call 10/01/42)	$25	$25,234
4.25%, 04/01/46 (Call 10/01/45)	25	25,424
5.88%, 12/16/36	10	12,280
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	50	49,968
3.80%, 11/15/21 (Call 08/15/21)	40	40,844
4.05%, 05/03/47 (Call 11/03/46)	25	24,309
4.25%, 09/15/44 (Call 03/15/44)	25	24,968
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)(b)	15	14,944
6.90%, 04/01/29	25	26,980
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	25	24,686
3.35%, 04/01/23 (Call 03/01/23)	90	89,763
3.80%, 04/01/28 (Call 01/01/28)	25	24,879
4.60%, 05/26/45 (Call 11/26/44)	15	15,168
4.70%, 12/09/35 (Call 06/09/35)	20	20,987
4.88%, 12/09/45 (Call 06/09/45)	25	26,295
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	15	15,224
5.00%, 01/15/44 (Call 07/15/43)	15	13,968
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	25	23,892
QVC Inc.
4.38%, 03/15/23	45	44,408
4.85%, 04/01/24	25	24,962
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	25	24,673
3.75%, 12/01/47 (Call 06/01/47)	15	13,303
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	25	24,878
Target Corp., 4.00%, 07/01/42	50	48,822
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	80	79,193
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	6	5,826
3.63%, 07/08/20	115	116,754
5.00%, 10/25/40	20	22,911
5.25%, 09/01/35	25	29,161
5.63%, 04/01/40	25	30,646
5.63%, 04/15/41	5	6,177

		1,323,691

Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	50	51,999
Analog Devices Inc., 2.95%, 01/12/21	95	94,428
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	25	25,571
5.10%, 10/01/35 (Call 04/01/35)	25	27,821
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	50	48,485
2.65%, 01/15/23 (Call 12/15/22)	50	47,364
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)	50	50,662
3.73%, 12/08/47 (Call 06/08/47)	15	14,118
4.00%, 12/15/32	50	51,926
4.10%, 05/11/47 (Call 11/11/46)	25	25,067
KLA-Tencor Corp., 4.13%, 11/01/21 (Call 09/01/21)	27	27,503
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	25	24,660
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)	40	38,942
4.65%, 05/20/35 (Call 11/20/34)	25	25,369
4.80%, 05/20/45 (Call 11/20/44)	25	25,300

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	$25	$24,587
2.75%, 03/12/21 (Call 02/12/21)	25	24,893
4.15%, 05/15/48 (Call 11/15/47)	25	25,458
Xilinx Inc., 3.00%, 03/15/21	50	49,702

		703,855

Software — 1.0%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	15	14,418
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	40	40,455
CA Inc., 5.38%, 12/01/19	25	25,626
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	25	25,297
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	30	27,956
3.63%, 10/15/20 (Call 09/15/20)	25	25,185
3.88%, 06/05/24 (Call 03/05/24)	50	50,248
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	50	49,894
Microsoft Corp.
2.00%, 11/03/20 (Call 10/03/20)	50	49,218
2.38%, 02/12/22 (Call 01/12/22)	25	24,533
2.70%, 02/12/25 (Call 11/12/24)	25	24,173
3.45%, 08/08/36 (Call 02/08/36)	50	47,912
3.50%, 11/15/42	40	37,557
3.70%, 08/08/46 (Call 02/08/46)	50	48,403
3.75%, 05/01/43 (Call 11/01/42)	50	48,728
4.00%, 02/08/21	50	51,441
4.50%, 02/06/57 (Call 08/06/56)	50	54,585
4.88%, 12/15/43 (Call 06/15/43)	25	28,591
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	50	52,869
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	50	48,938
2.63%, 02/15/23 (Call 01/15/23)	50	48,776
2.65%, 07/15/26 (Call 04/15/26)	100	93,492
2.95%, 11/15/24 (Call 09/15/24)	50	48,636
2.95%, 05/15/25 (Call 02/15/25)	80	77,445
3.25%, 11/15/27 (Call 08/15/27)	25	24,261
3.90%, 05/15/35 (Call 11/15/34)	10	9,851
4.00%, 07/15/46 (Call 01/15/46)	25	24,138
4.30%, 07/08/34 (Call 01/08/34)	50	51,589
6.13%, 07/08/39	50	62,308
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	50	48,464

		1,264,987

Telecommunications — 1.8%
America Movil SAB de CV, 5.00%, 03/30/20	100	102,442
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	60	57,136
3.90%, 03/11/24 (Call 12/11/23)	25	24,945
4.25%, 03/01/27 (Call 12/01/26)	50	49,419
4.35%, 06/15/45 (Call 12/15/44)	50	42,858
4.45%, 05/15/21	70	71,900
4.45%, 04/01/24 (Call 01/01/24)	100	102,388
4.75%, 05/15/46 (Call 11/15/45)	50	45,226
4.90%, 08/15/37 (Call 02/14/37)(a)	50	47,607
5.15%, 11/15/46 (Call 05/15/46)(a)	60	57,070
5.15%, 02/15/50 (Call 08/14/49)(a)	50	46,982
5.35%, 09/01/40	23	22,617
5.45%, 03/01/47 (Call 09/01/46)	25	24,887
5.55%, 08/15/41	50	49,884
5.88%, 10/01/19	50	51,542

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
2.20%, 02/28/21	$50	$49,150
2.45%, 06/15/20	15	14,906
2.60%, 02/28/23	55	53,859
3.50%, 06/15/25	45	45,412
3.63%, 03/04/24	25	25,543
4.45%, 01/15/20	25	25,566
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	50	67,735
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)(b)	25	24,926
4.50%, 03/15/24	25	25,538
Koninklijke KPN NV, 8.38%, 10/01/30	25	32,888
Motorola Solutions Inc., 3.50%, 03/01/23	35 34,189
Orange SA
5.38%, 01/13/42	25	27,350
9.00%, 03/01/31	25	35,396
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	7	7,171
5.00%, 03/15/44 (Call 09/15/43)	25	26,176
Telefonica Emisiones SAU
5.13%, 04/27/20	50	51,518
7.05%, 06/20/36	75	91,296
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	25	24,538
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	25	24,072
3.38%, 02/15/25	50	48,679
3.50%, 11/01/24 (Call 08/01/24)	50	49,427
4.13%, 08/15/46	25	22,217
4.33%, 09/21/28(a)	53	53,356
4.40%, 11/01/34 (Call 05/01/34)	25	24,147
4.52%, 09/15/48	75	70,888
4.67%, 03/15/55	50	46,050
4.75%, 11/01/41	40	39,032
4.86%, 08/21/46	65	64,298
5.01%, 08/21/54	50	48,794
5.25%, 03/16/37	50	52,782
6.55%, 09/15/43	25	30,141
Vodafone Group PLC
3.75%, 01/16/24	30	29,817
4.38%, 05/30/28	75	74,446
5.25%, 05/30/48	50	50,416

		2,188,622

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	25	23,562

Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)	33	32,797
3.90%, 08/01/46 (Call 02/01/46)	25	23,979
4.45%, 03/15/43 (Call 09/15/42)	25	25,866
4.70%, 09/01/45 (Call 03/01/45)	25	26,987
6.15%, 05/01/37	37	45,957
6.20%, 08/15/36	10	12,412
Canadian National Railway Co.
2.40%, 02/03/20	25	24,808
2.75%, 03/01/26 (Call 12/01/25)	20	19,031
6.25%, 08/01/34	25	31,443
Canadian Pacific Railway Co., 6.13%, 09/15/15 (Call 03/15/15)	25	29,950

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	$25	$23,815
3.40%, 08/01/24 (Call 05/01/24)	25	24,821
3.80%, 03/01/28 (Call 12/01/27)	25	24,776
3.80%, 11/01/46 (Call 05/01/46)	25	22,756
6.15%, 05/01/37	25	30,318
FedEx Corp.
3.20%, 02/01/25	25	24,436
3.30%, 03/15/27 (Call 12/15/26)	30	28,809
3.40%, 02/15/28 (Call 11/15/27)	25	24,076
3.90%, 02/01/35	25	23,637
4.00%, 01/15/24	20	20,675
4.55%, 04/01/46 (Call 10/01/45)	10	9,812
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	25	24,895
Norfolk Southern Corp.
4.15%, 02/28/48 (Call 08/28/47)	25	24,314
4.84%, 10/01/41	25	26,589
Ryder System Inc.
2.65%, 03/02/20 (Call 02/20/20)	25	24,817
2.88%, 09/01/20 (Call 08/01/20)	45	44,708
Union Pacific Corp.
3.20%, 06/08/21	25	25,064
3.60%, 09/15/37 (Call 03/15/37)	30	27,722
3.75%, 03/15/24 (Call 12/15/23)	10	10,114
3.75%, 07/15/25 (Call 05/15/25)	25	25,182
4.00%, 04/15/47 (Call 10/15/46)(b)	15	14,401
4.05%, 11/15/45 (Call 05/15/45)	15	14,370
4.05%, 03/01/46 (Call 09/01/45)	25	23,935
4.38%, 09/10/38 (Call 03/10/38)	25	25,607
United Parcel Service Inc.
2.45%, 10/01/22	25	24,287
2.80%, 11/15/24 (Call 09/15/24)	40	38,669
3.75%, 11/15/47 (Call 05/15/47)	15	13,961

		919,796

Trucking & Leasing — 0.0%
GATX Corp.
4.55%, 11/07/28 (Call 08/07/28)	25	25,221
5.20%, 03/15/44 (Call 09/15/43)	25	26,198

		51,419

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	15	14,880
3.75%, 09/01/47 (Call 03/01/47)	10	9,317
6.59%, 10/15/37	15	19,441
Veolia Environnement SA, 6.75%, 06/01/38	10	12,123

		55,761

Total Corporate Bonds & Notes — 37.6% (Cost: $46,798,191)		45,869,189

Foreign Government Obligations(g)

Canada — 0.6%
Canada Government International Bond, 2.00%, 11/15/22(b)	25	24,196
Export Development Canada
1.63%, 12/03/19	50	49,370
1.63%, 01/17/20	40	39,430
1.75%, 07/21/20(b)	25	24,539
2.00%, 05/17/22	25	24,200

Security	Par (000)	Value

Canada (continued)
Province of Alberta Canada, 3.30%, 03/15/28	$50	$49,865
Province of British Columbia Canada
2.00%, 10/23/22	25	24,030
2.25%, 06/02/26	40	37,570
Province of Manitoba Canada, 2.10%, 09/06/22	95	91,284
Province of Ontario Canada
1.65%, 09/27/19(b)	50	49,451
2.20%, 10/03/22	75	72,327
2.45%, 06/29/22	25	24,400
2.50%, 04/27/26	25	23,794
4.40%, 04/14/20	80	81,950
Province of Quebec Canada
2.63%, 02/13/23	50	49,109
2.75%, 04/12/27	50	48,331
7.50%, 09/15/29	50	69,181

		783,027

Chile — 0.1%
Chile Government International Bond, 3.88%, 08/05/20	100	101,717

Colombia — 0.2%
Colombia Government International Bond
6.13%, 01/18/41	100	114,226
8.13%, 05/21/24	75	90,327

		204,553

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	50	53,282
6.25%, 01/29/20	100	104,304

		157,586

Japan — 0.2%
Japan Bank for International Cooperation, 2.25%, 11/04/26(b)	200	185,676

Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21	40	40,025
4.75%, 03/08/44	74	70,606
5.55%, 01/21/45	50	53,216
5.75%, 10/12/10	50	49,998
6.75%, 09/27/34	50	59,607

		273,452

Panama — 0.1%
Panama Government International Bond
7.13%, 01/29/26	110	132,122
9.38%, 04/01/29	25	35,489

		167,611

Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	50	51,730
5.63%, 11/18/50(b)	25	29,935
8.75%, 11/21/33	25	37,094

		118,759

Philippines — 0.2%
Philippine Government International Bond
3.95%, 01/20/40	100	97,778
4.00%, 01/15/21	100	101,523
10.63%, 03/16/25	60	83,931

		283,232

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Poland — 0.2%
Republic of Poland Government International Bond
4.00%, 01/22/24	$120	$122,507
5.00%, 03/23/22	50	52,742

		175,249

South Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 06/29/20	130	134,341

Supranational — 2.1%
African Development Bank
1.25%, 07/26/21	60	57,345
2.13%, 11/16/22	25	24,214
Asian Development Bank
1.50%, 01/22/20	30	29,525
1.63%, 03/16/21(b)	200	194,242
1.75%, 06/08/21(b)	85	82,572
1.88%, 02/18/22	25	24,186
2.00%, 01/22/25	90	85,099
Corp. Andina de Fomento, 4.38%, 06/15/22	50	51,544
Council of Europe Development Bank
1.63%, 03/10/20	65	63,925
2.63%, 02/13/23	25	24,688
European Bank for Reconstruction & Development
1.63%, 05/05/20	70	68,729
1.88%, 02/23/22	100	96,644
European Investment Bank
1.38%, 06/15/20	150	146,496
1.63%, 03/16/20	100	98,408
1.75%, 05/15/20	50	49,201
1.88%, 02/10/25	100	93,592
2.25%, 03/15/22	25	24,464
2.38%, 05/13/21	90	88,951
2.38%, 06/15/22	25	24,531
2.50%, 04/15/21	100	99,192
2.88%, 09/15/20	50	50,107
4.00%, 02/16/21	50	51,387
Inter-American Development Bank
1.75%, 09/14/22	65	62,177
2.13%, 11/09/20	50	49,312
2.13%, 01/18/22	100	97,594
2.13%, 01/15/25	100	95,281
2.63%, 04/19/21	40	39,806
4.38%, 01/24/44	25	29,945
Series GDP, 1.25%, 10/15/19	25	24,630
International Bank for Reconstruction & Development
1.13%, 11/27/19	140	137,479
1.38%, 05/24/21	50	48,129
1.63%, 03/09/21	25	24,293
1.63%, 02/10/22	25	23,988
1.88%, 04/21/20	30	29,608
2.00%, 01/26/22	50	48,606
2.13%, 03/03/25	40	38,122
2.50%, 11/25/24	50	48,835
2.50%, 07/29/25	100	97,300
2.50%, 11/22/27	40	38,419
International Finance Corp.
1.75%, 09/16/19	100	99,163
2.00%, 10/24/22	25	24,146

		2,585,875

Sweden — 0.1%
Svensk Exportkredit AB, 1.75%, 08/28/20	90	88,142

Security	Par (000)	Value

Uruguay —0.2%
Uruguay Government International Bond
4.50%, 08/14/24(b)	$75	$76,933
7.63%, 03/21/36	75	100,822

		177,755

Total Foreign Government Obligations — 4.5% (Cost: $5,529,397)		5,436,975

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB, Series S1, 6.92%, 04/01/40	50	68,226
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	50	60,473
State of California GO
3.38%, 04/01/25	25	25,035
4.50%, 04/01/33 ( 04/01/28)	25	26,228
State of California GO BAB, 7.55%, 04/01/39	100	148,105
University of California RB, Series AD, 4.86%, 05/15/12	25	26,075

		354,142

Connecticut — 0.1%
State of Connecticut GO, Series A, 5.85%, 03/15/32(b)	50	57,810

Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	50	50,045

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	25	30,168
Project M, Series 2010-A, 6.66%, 04/01/57	20	23,917

		54,085

Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33(b)	75	72,506

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	33,282

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	30,390

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	25	23,223

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(e)	50	42,695
New Jersey State Turnpike Authority RB BAB, 7.10%, 01/01/41	50	70,389

		113,084

New York — 0.1%
New York City Water &Sewer System RB BAB, 5.44%, 06/15/43	25	30,837
New York State Dormitory Authority RB BAB, 5.63%, 03/15/39 .	40	47,357
Port Authority of New York & New Jersey RB 4.93%, 10/01/51	25	28,758
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	54,093

		161,045

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series E, 6.27%, 02/15/50	$25	$31,625
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	26,921
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	25	27,395

		85,941

Oregon — 0.1%
State of Oregon GO, 5.89%, 06/01/27	50	58,170

Texas — 0.1%
City of San Antonio Texas Electric &Gas Systems Revenue RB, 5.81%, 02/01/41	40	50,796
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	35,714

		86,510

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	25	24,909

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	35	41,407

Total Municipal Debt Obligations — 1.0% (Cost: $1,229,814)		1,246,549

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 2.3%
Federal Home Loan Banks
3.13%, 06/13/25	335	336,353
3.63%, 06/11/21	300	306,672
5.50%, 07/15/36	25	32,490
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	150	142,970
1.25%, 10/02/19	500	493,330
1.38%, 05/01/20	100	97,978
2.38%, 02/16/21	150	148,811
2.38%, 01/13/22	300	296,175
6.25%, 07/15/32	150	200,289
Federal National Mortgage Association
1.75%, 09/12/19	250	248,057
1.88%, 04/05/22	100	96,878
5.63%, 07/15/37	86	114,101
6.25%, 05/15/29	50	63,967
6.63%, 11/15/30	100	134,287
Tennessee Valley Authority, 3.50%, 12/15/42	50	49,409

		2,761,767

U.S. Government Obligations — 53.4%
U.S. Treasury Note/Bond
1.00%, 10/15/19	900	885,194
1.00%, 11/30/19	250	245,360
1.13%, 12/31/19	520	510,477
1.13%, 04/30/20	250	244,070
1.13%, 07/31/21	600	573,849
1.38%, 09/30/19	700	691,738
1.38%, 04/30/21	1,500	1,450,201
1.38%, 06/30/23	200	187,760
1.38%, 08/31/23	150	140,479
1.50%, 10/31/19	300	296,509
1.50%, 04/15/20	1,200	1,179,371
1.50%, 03/31/23	2,000	1,894,478

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 08/15/26	$200	$181,211
1.63%, 08/15/22	450	431,548
1.63%, 11/15/22	250	239,067
1.63%, 04/30/23	250	237,919
1.63%, 02/15/26	1,500	1,380,293
1.63%, 05/15/26	850	780,039
1.75%, 11/30/19	3,000	2,971,529
1.75%, 12/31/20	700	685,780
1.75%, 02/28/22	700	677,699
1.75%, 03/31/22	500	483,597
1.75%, 04/30/22	500	483,209
1.75%, 05/15/22	600	579,571
1.75%, 09/30/22	200	192,491
1.75%, 05/15/23	750	717,596
1.88%, 12/31/19	1,400	1,387,704
1.88%, 04/30/22	750	727,996
1.88%, 07/31/22	2,000	1,937,037
1.88%, 08/31/22	1,900	1,838,992
1.88%, 09/30/22	3,000	2,901,374
2.00%, 07/31/20	700	692,003
2.00%, 11/15/21	250	244,627
2.00%, 12/31/21	1,100	1,075,231
2.00%, 11/30/22	1,500	1,456,276
2.00%, 05/31/24	200	191,838
2.00%, 02/15/25	750	714,734
2.00%, 08/15/25	700	664,289
2.00%, 11/15/26	450	422,681
2.13%, 08/31/20	600	594,211
2.13%, 01/31/21	500	493,727
2.13%, 06/30/21	250	246,210
2.13%, 12/31/21	250	245,372
2.13%, 06/30/22	1,250	1,223,011
2.25%, 03/31/21	1,500	1,484,314
2.25%, 12/31/23	1,000	975,041
2.25%, 11/15/24	1,000	969,342
2.25%, 11/15/25	850	818,931
2.25%, 02/15/27	1,200	1,147,281
2.25%, 08/15/27	300	285,833
2.25%, 11/15/27	1,600	1,522,438
2.25%, 08/15/46	700	599,790
2.38%, 05/15/27	200	192,909
2.50%, 08/15/23	400	395,567
2.50%, 02/15/45	950	861,799
2.50%, 05/15/46	200	180,852
2.75%, 11/15/23	1,000	1,000,182
2.75%, 02/15/28	700	693,759
2.75%, 08/15/42	550	526,474
2.75%, 11/15/47	800	759,725
2.88%, 08/15/45	200	195,049
2.88%, 11/15/46	850	828,647
3.00%, 11/15/44	500	499,388
3.00%, 05/15/45	500	499,454
3.00%, 11/15/45	850	849,062
3.00%, 02/15/47	200	199,791
3.00%, 05/15/47	600	599,050
3.13%, 05/15/21	1,000	1,011,343
3.13%, 11/15/41	500	511,236
3.13%, 02/15/42	800	817,944
3.13%, 05/15/48	200	204,689
3.50%, 05/15/20	1,100	1,115,879

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.63%, 02/15/20	$2,000	$2,029,235
3.63%, 02/15/21	500	511,149
3.63%, 02/15/44	500	554,866
4.25%, 11/15/40	162	195,401
4.38%, 05/15/40	550	673,181
4.38%, 05/15/41	1,000	1,228,655
4.63%, 02/15/40	100	126,320
6.00%, 02/15/26	650	789,550
6.13%, 11/15/27	250	315,979
6.13%, 08/15/29	100	130,464
6.38%, 08/15/27	500	639,109
6.50%, 11/15/26	300	380,668
6.88%, 08/15/25	300	376,968
7.25%, 08/15/22	400	467,326
7.63%, 11/15/22	600	715,933
7.63%, 02/15/25	600	770,323

		65,049,244

Total U.S. Government & Agency Obligations — 55.7% (Cost: $69,532,999)		67,811,011

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(f)(h)(i)	2,362	2,361,813

Total Short-Term Investments — 1.9% (Cost: $2,361,813)		2,361,813

Total Investments in Securities — 100.7% (Cost: $125,452,214)		122,725,537

Other Assets, Less Liabilities — (0.7)%		(876,668)

Net Assets — 100.0%		$121,848,869

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Zero-coupon bond.
(f)	Affiliate of the Fund.
(g)	Investments are denominated in U.S. dollars.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,512	—	(2,150	)(b)	2,362	$2,361,813	$10,442	(c)	$—	$—
PNC Bank N.A. 2.63%, 02/17/22	250	—	—		250	244,575	2,977		—	(228)

						$2,606,388	$13,419		$—	$(228)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
August 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$45,869,189	$—	$45,869,189
Foreign Government Obligations	—	5,436,975	—	5,436,975
Municipal Debt Obligations	—	1,246,549	—	1,246,549
U.S. Government & Agency Obligations	—	67,811,011	—	67,811,011
Money Market Funds	2,361,813	—	—	2,361,813

	$2,361,813	$120,363,724	$—	$122,725,537

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) August 31, 2018	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Government Obligations(a)

Iraq — 7.5%
Iraq Government AID Bond, 2.15%, 01/18/22	$31,250	$30,518,126

Israel — 8.7%
Israel Government AID Bond
0.00%, 09/15/20(b)	4	3,755
5.50%, 09/18/23	31,596	35,400,474

		35,404,229

Tunisia — 0.9%
Tunisia Government AID Bond, 1.42%, 08/05/21	3,860	3,702,743

Ukraine — 0.4%
Ukraine Government AID Bond, 1.85%, 05/29/20	1,500	1,476,765

Total Foreign Government Obligations — 17.5% (Cost: $72,214,245)		71,101,863

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 81.0%
Fannie Mae Principal STRIPS, 0.00%, 03/23/28(b)	100	72,732
Federal Farm Credit Banks
2.35%, 02/12/21	800	792,720
2.38%, 03/27/20	800	795,768
2.54%, 04/05/21	29,000	28,852,680
3.17%, 03/07/28	5	4,971
3.28%, 11/02/26	900	905,895
3.35%, 03/23/33	100	97,959
3.39%, 03/20/34	100	98,042
5.13%, 07/09/29	267	309,012
5.41%, 04/17/36	250	310,390
Federal Home Loan Banks
1.75%, 06/12/20	2,000	1,969,080
1.80%, 08/28/20 (Call 11/28/18)	1,500	1,470,915
2.25%, 01/29/21 (Call 07/29/19)	700	690,634
2.30%, 01/26/21 (Call 10/26/18)	700	691,341
2.38%, 12/13/19	9,000	8,978,580
2.38%, 03/12/21	1,000	991,060
2.50%, 12/10/27	10,980	10,393,229
3.00%, 09/11/26	2,000	1,987,360
3.13%, 12/11/20	700	705,481
3.13%, 06/13/25	555	557,242
3.38%, 06/12/20	11,475	11,613,618
3.63%, 03/12/21	750	766,012
4.00%, 09/01/28	810	858,163
4.13%, 12/13/19	350	356,839
4.13%, 03/13/20	45,500	46,521,020
5.00%, 09/28/29	4,005	4,647,762
5.50%, 07/15/36	4,130	5,367,348
5.63%, 03/14/36	500	653,900
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19(b)	4,477	4,328,632
1.50%, 01/17/20	500	492,765
1.63%, 09/29/20	1,000	979,070
1.80%, 04/13/20 (Call 10/13/18)	665	656,727
1.88%, 11/17/20	3,600	3,537,648
2.38%, 02/16/21	20,000	19,841,400
2.50%, 04/23/20	4,500	4,489,380
6.25%, 07/15/32	17	22,699

Security	Par/ Shares (000)	Value

U.S. Government Agency Obligations (continued)
6.75%, 09/15/29	$151	$201,037
6.75%, 03/15/31	2,431	3,309,855
Federal National Mortgage Association
0.00%, 10/09/19(b)	52,249	50,767,741
1.25%, 08/17/21	4,409	4,224,307
1.38%, 02/26/21	1,600	1,549,008
2.20%, 01/27/21	500	492,935
5.63%, 07/15/37	394	522,743
6.03%, 10/08/27	1,620	1,986,169
6.09%, 09/27/27	700	854,973
6.21%, 08/06/38	2,166	3,086,897
6.25%, 05/15/29	4,220	5,398,815
6.32%, 12/20/27	292	361,916
6.63%, 11/15/30	9,573	12,855,295
7.13%, 01/15/30	110	151,273
7.25%, 05/15/30	10,349	14,413,984
Financing Corp.
8.60%, 09/26/19	4,753	5,038,988
Series E, 9.65%, 11/02/18	380	384,264
Financing Corp. Principal STRIPS
0.00%, 03/07/19(b)	3,105	3,065,846
0.00%, 09/26/19(b)	1,782	1,730,482
Navient Solutions Inc., 0.00%, 10/03/22(b)	5,797	5,059,158
NCUA Guaranteed Notes, Series A4, 3.00%, 06/12/19	504	505,462
Private Export Funding Corp.
Series HH, 1.45%, 08/15/19	1,513	1,497,371
Series KK, 3.55%, 01/15/24	5,045	5,167,039
Series Z, 4.38%, 03/15/19	475	479,669
Residual Funding Corp. Principal STRIPS
0.00%, 07/15/20(b)	9,241	8,772,851
0.00%, 10/15/20(b)	5,074	4,785,492
0.00%, 01/15/21(b)	3,595	3,348,347
Resolution Funding Corp., Series B, 9.38%, 10/15/20	1,000	1,132,600
Tennessee Valley Authority
2.25%, 03/15/20	5,345	5,311,968
5.25%, 09/15/39	2,000	2,509,700
5.88%, 04/01/36	11,050	14,460,472
Tennessee Valley Authority Principal Strip, 0.00%, 11/01/25(b)	200	158,734

		329,393,465

U.S. Government Obligations — 0.5%
U.S. Treasury Note/Bond, 2.88%, 11/15/46	2,200	2,144,733

Total U.S. Government & Agency Obligations — 81.5% (Cost: $335,496,830)		331,538,198

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(c)(d)	1,465	1,465,264

Total Short-Term Investments — 0.3% (Cost: $1,465,264)		1,465,264

Total Investments in Securities — 99.3% (Cost: $409,176,339)		404,105,325

Other Assets, Less Liabilities — 0.7%		2,643,982

Net Assets — 100.0%		$406,749,307

(a)	Investments are denominated in U.S. dollars.
(b)	Zero-coupon bond.

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Agency Bond ETF
August 31, 2018

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	305	1,160	1,465	$1,465,264	$19,922	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$71,101,863	$—	$71,101,863
U.S. Government & Agency Obligations	—	331,538,198	—	331,538,198
Money Market Funds	1,465,264	—	—	1,465,264

	$1,465,264	$402,640,061	$—	$404,105,325

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) August 31, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 99.7%
Federal Home Loan Mortgage Corp.
2.45%, 05/01/43, (12 mo. LIBOR US + 1.650%)(a)	$692	$682,342
2.50%, 08/01/27	988	970,413
2.50%, 09/01/27	2,187	2,148,935
2.50%, 11/01/27	852	836,685
2.50%, 02/01/28	12,749	12,527,176
2.50%, 03/01/28	2,067	2,028,718
2.50%, 04/01/28	1,062	1,042,477
2.50%, 06/01/28	117	114,387
2.50%, 07/01/28	981	960,466
2.50%, 07/01/29	5,748	5,634,559
2.50%, 08/01/29	460	449,644
2.50%, 10/01/29	398	388,619
2.50%, 12/01/29	3,199	3,127,546
2.50%, 01/01/30	1,361	1,330,356
2.50%, 02/01/30	2,812	2,748,342
2.50%, 03/01/30	2,023	1,973,222
2.50%, 04/01/30	9,295	9,070,492
2.50%, 05/01/30	9,992	9,747,309
2.50%, 06/01/30	33,763	32,941,430
2.50%, 07/01/30	1,837	1,791,857
2.50%, 08/01/30	1,877	1,830,889
2.50%, 09/01/30	1,052	1,026,250
2.50%, 06/01/31	1,933	1,879,744
2.50%, 08/01/31	2,894	2,814,217
2.50%, 10/01/31	11,319	11,006,934
2.50%, 12/01/31	30,961	30,107,145
2.50%, 02/01/32	22,720	22,093,450
2.50%, 10/01/32	1,201	1,167,057
2.50%, 12/01/32	1,372	1,333,418
2.50%, 01/01/33	10,550	10,261,738
2.50%, 02/01/33	735	715,083
2.50%, 08/01/33	1,024	989,290
2.50%, 09/01/33(b)	68,828	66,850,633
2.50%, 02/01/43	1,785	1,688,069
2.50%, 03/01/43	208	196,935
2.50%, 04/01/43	734	694,614
2.50%, 06/01/43	631	596,287
2.50%, 07/01/43	2,472	2,335,953
2.50%, 08/01/43	302	285,710
2.50%, 04/01/45	252	236,792
2.50%, 03/01/47	4,419	4,138,288
2.50%, 09/01/48(b)	325	304,269
2.51%, 08/01/43, (12 mo. LIBOR US + 1.600%)(a)	261	257,158
2.93%, 05/01/42, (12 mo. LIBOR US +1.811%)(a)	1,126	1,126,726
3.00%, 01/01/21	6	6,109
3.00%, 08/01/21	3	2,776
3.00%, 09/01/21	139	139,602
3.00%, 10/01/22	28	28,094
3.00%, 02/01/27	938	935,235
3.00%, 04/01/27	2,509	2,501,534
3.00%, 05/01/27	10,975	10,942,917
3.00%, 06/01/27	3,497	3,486,162
3.00%, 07/01/27	225	224,121
3.00%, 08/01/27	921	918,395
3.00%, 09/01/27	10,039	10,010,582
3.00%, 11/01/27	1,489	1,484,949
3.00%, 12/01/27	860	857,353

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/28	$461	$459,249
3.00%, 06/01/28	864	860,168
3.00%, 09/01/28	5,337	5,311,754
3.00%, 11/01/28	226	225,327
3.00%, 04/01/29	10	10,346
3.00%, 05/01/29	12,843	12,775,251
3.00%, 10/01/29	18	17,475
3.00%, 11/01/29	2,692	2,677,953
3.00%, 03/01/30	1,031	1,025,316
3.00%, 05/01/30	7,438	7,394,571
3.00%, 06/01/30	9,476	9,426,085
3.00%, 07/01/30	4,665	4,637,531
3.00%, 08/01/30	924	918,633
3.00%, 09/01/30	6,904	6,863,779
3.00%, 10/01/30	1,610	1,600,913
3.00%, 11/01/30	1,413	1,404,393
3.00%, 12/01/30	1,741	1,731,118
3.00%, 02/01/31	11,215	11,141,891
3.00%, 03/01/31	6,967	6,921,356
3.00%, 05/01/31	18,880	18,757,869
3.00%, 06/01/31	13,387	13,300,815
3.00%, 07/01/31	1,077	1,069,771
3.00%, 12/01/31	1,402	1,393,888
3.00%, 03/01/32	1,811	1,798,173
3.00%, 07/01/32	855	849,553
3.00%, 09/01/32	7,890	7,836,064
3.00%, 10/01/32	1,146	1,138,944
3.00%, 12/01/32	11,580	11,502,089
3.00%, 01/01/33	2,553	2,537,716
3.00%, 02/01/33	6,645	6,597,724
3.00%, 05/01/33	6,421	6,358,773
3.00%, 09/01/33(b)	76,951	76,338,509
3.00%, 10/01/42	1,603	1,564,284
3.00%, 11/01/42	1,956	1,908,812
3.00%, 02/01/43	1,038	1,013,098
3.00%, 07/01/43	3,403	3,319,378
3.00%, 02/01/45	4,296	4,185,616
3.00%, 03/01/45	896	869,050
3.00%, 04/01/45	85,576	83,050,267
3.00%, 05/01/45	9,611	9,327,364
3.00%, 08/01/45	927	899,853
3.00%, 12/01/45	5,178	5,025,620
3.00%, 01/01/46	2,305	2,236,606
3.00%, 05/01/46	1,952	1,890,060
3.00%, 08/01/46	43,904	42,526,033
3.00%, 09/01/46	34,704	33,736,753
3.00%, 10/01/46	51,831	50,249,501
3.00%, 11/01/46	93,090	90,159,969
3.00%, 12/01/46	125,421	121,603,537
3.00%, 01/01/47	29,368	28,441,562
3.00%, 02/01/47	91,756	88,876,960
3.00%, 03/01/47	9,952	9,637,200
3.00%, 05/01/47	39,509	38,333,439
3.00%, 06/01/47	25,598	24,791,140
3.00%, 07/01/47	2,228	2,161,020
3.00%, 08/01/47	7,249	7,020,559
3.00%, 10/01/47	1,471	1,424,074
3.00%, 11/01/47	2,678	2,596,527
3.00%, 12/01/47	2,628	2,543,792
3.00%, 01/01/48	310	301,205

64	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® MBS ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/48(b)	$39,356	$38,086,155
3.50%, 11/01/25	10,177	10,316,220
3.50%, 02/01/26	791	801,636
3.50%, 03/01/26	2,381	2,412,899
3.50%, 06/01/26	951	963,822
3.50%, 07/01/26	872	884,186
3.50%, 08/01/26	1,240	1,256,876
3.50%, 10/01/26	3,353	3,399,098
3.50%, 03/01/27	657	667,281
3.50%, 01/01/28	958	973,140
3.50%, 06/01/29	2,632	2,671,487
3.50%, 10/01/29	2,779	2,820,255
3.50%, 05/01/31	6,667	6,774,987
3.50%, 01/01/32	3,174	3,224,497
3.50%, 03/01/32	553	559,415
3.50%, 04/01/32	5,154	5,236,975
3.50%, 05/01/32	4,346	4,414,701
3.50%, 06/01/32	5,463	5,545,282
3.50%, 07/01/32	1,918	1,940,856
3.50%, 09/01/32	3,879	3,926,476
3.50%, 01/01/33	820	831,257
3.50%, 02/01/33	1,369	1,392,017
3.50%, 03/01/33	4,570	4,641,150
3.50%, 07/01/33	3,369	3,407,669
3.50%, 09/01/33(b)	9,950	10,058,665
3.50%, 05/01/35	15,703	15,852,828
3.50%, 06/01/38	39,125	39,261,962
3.50%, 11/01/41	2,183	2,190,641
3.50%, 02/01/42	849	851,920
3.50%, 03/01/42	4,541	4,552,024
3.50%, 04/01/42	1,459	1,462,919
3.50%, 05/01/42	3,302	3,309,764
3.50%, 06/01/42	1,184	1,186,651
3.50%, 09/01/42	10,474	10,499,762
3.50%, 10/01/42	3,563	3,572,115
3.50%, 11/01/42	2,474	2,479,942
3.50%, 01/01/43	2,132	2,137,566
3.50%, 02/01/43	1,197	1,200,447
3.50%, 06/01/43	6,656	6,662,350
3.50%, 07/01/43	3,167	3,169,704
3.50%, 09/01/44	5,484	5,488,932
3.50%, 10/01/44	4,271	4,261,854
3.50%, 11/01/44	664	662,518
3.50%, 12/01/44	8,608	8,590,344
3.50%, 07/01/45	3,073	3,074,206
3.50%, 08/01/45	27,303	27,319,952
3.50%, 11/01/45	314	312,772
3.50%, 12/01/45	14,878	14,842,824
3.50%, 01/01/46	3,216	3,207,814
3.50%, 03/01/46	19,254	19,198,113
3.50%, 04/01/46	7,266	7,244,649
3.50%, 05/01/46	26,362	26,287,427
3.50%, 06/01/46	10,467	10,485,471
3.50%, 07/01/46	16,346	16,298,424
3.50%, 08/01/46	17,587	17,535,243
3.50%, 09/01/46	19,744	19,684,949
3.50%, 10/01/46	2,109	2,102,683
3.50%, 11/01/46	4,138	4,125,599

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/46	$11,727	$11,702,772
3.50%, 02/01/47	22,793	22,726,353
3.50%, 03/01/47	37,001	36,820,930
3.50%, 04/01/47	16,601	16,524,971
3.50%, 05/01/47	11,144	11,105,518
3.50%, 06/01/47	1,000	994,782
3.50%, 07/01/47	18,533	18,454,789
3.50%, 08/01/47	8,277	8,241,190
3.50%, 09/01/47	169,737	168,965,559
3.50%, 12/01/47	27,396	27,324,244
3.50%, 01/01/48	24,773	24,779,533
3.50%, 02/01/48	64,733	64,330,382
3.50%, 03/01/48	54,711	54,455,581
3.50%, 04/01/48	6,222	6,223,848
3.50%, 05/01/48	22,584	22,488,768
3.50%, 09/01/48(b)	37,181	36,984,930
3.53%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	385	413,103
3.59%, 12/01/33, (1 year CMT + 2.250%)(a)	100	105,607
3.63%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	1,362	1,473,598
3.65%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	1,058	1,142,799
3.65%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	1,136	1,216,321
3.66%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	655	707,773
4.00%, 04/01/21	506	517,762
4.00%, 05/01/25	2,235	2,289,641
4.00%, 10/01/25	1,589	1,627,780
4.00%, 02/01/26	1,607	1,646,629
4.00%, 05/01/33	6,027	6,188,241
4.00%, 09/01/33(b)	1,441	1,475,106
4.00%, 11/01/34	1,185	1,223,786
4.00%, 09/01/41	7,669	7,880,702
4.00%, 02/01/42	13,789	14,170,781
4.00%, 07/01/42	1,236	1,270,850
4.00%, 04/01/43	6,516	6,682,228
4.00%, 04/01/44	907	929,247
4.00%, 05/01/44	1,188	1,216,192
4.00%, 06/01/44	1,615	1,653,472
4.00%, 07/01/44	8,313	8,535,759
4.00%, 09/01/44	1,263	1,293,193
4.00%, 10/01/44	913	935,371
4.00%, 11/01/44	1,391	1,420,954
4.00%, 12/01/44	4,519	4,627,967
4.00%, 01/01/45	2,825	2,893,431
4.00%, 04/01/45	18,338	18,868,316
4.00%, 07/01/45	5,220	5,334,742
4.00%, 10/01/45	5,035	5,145,548
4.00%, 11/01/45	1,286	1,316,310
4.00%, 01/01/46	2,861	2,926,761
4.00%, 02/01/46	3,044	3,114,553
4.00%, 03/01/46	5,550	5,665,106
4.00%, 05/01/46	20,175	20,602,631
4.00%, 07/01/46	818	835,189
4.00%, 08/01/46	334	341,263
4.00%, 09/01/46	3,858	3,937,857
4.00%, 11/01/46	64,963	66,305,256
4.00%, 02/01/47	18,020	18,392,382
4.00%, 03/01/47	3,063	3,126,534
4.00%, 06/01/47	10,675	10,967,965
4.00%, 07/01/47	5,688	5,798,907
4.00%, 08/01/47	6,114	6,246,966

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued)	iShares® MBS ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 11/01/47	$12,271	$12,519,574
4.00%, 12/01/47	1,907	1,950,861
4.00%, 01/01/48	14,435	14,752,253
4.00%, 02/01/48	17,837	18,274,704
4.00%, 04/01/48	1,680	1,718,604
4.00%, 06/01/48	31,764	32,550,298
4.00%, 07/01/48	129,369	131,831,074
4.00%, 08/01/48	2,069	2,108,617
4.00%, 09/01/48(b)	73,699	75,081,129
4.00%, 09/01/48	54,185	55,234,861
4.01%, 06/01/43, (12 mo. LIBOR US + 1.495%)(a)	541	565,008
4.11%, 11/01/41, (12 mo. LIBOR US + 1.858%)(a)	1,767	1,872,938
4.12%, 08/01/41, (12 mo. LIBOR US + 1.781%)(a)	203	213,742
4.27%, 12/01/38, (12 mo. LIBOR US + 1.747%)(a)	1,593	1,658,374
4.50%, 04/01/22	488	493,737
4.50%, 05/01/23	463	467,544
4.50%, 07/01/24	727	747,746
4.50%, 08/01/24	255	262,005
4.50%, 09/01/24	440	452,579
4.50%, 10/01/24	632	650,745
4.50%, 08/01/30	2,076	2,172,960
4.50%, 09/01/33(b)	931	939,074
4.50%, 03/01/39	5,352	5,611,709
4.50%, 05/01/39	5,867	6,152,029
4.50%, 10/01/39	7,021	7,361,478
4.50%, 09/01/40	5,155	5,404,697
4.50%, 02/01/41	8,544	8,955,922
4.50%, 05/01/41	7,576	7,964,058
4.50%, 08/01/41	1,265	1,326,003
4.50%, 05/01/42	5,998	6,288,504
4.50%, 10/01/43	3,178	3,331,522
4.50%, 02/01/44	1,856	1,939,133
4.50%, 03/01/44	1,330	1,387,743
4.50%, 05/01/44	149	156,227
4.50%, 06/01/44	782	815,610
4.50%, 10/01/44	1,214	1,268,547
4.50%, 11/01/44	2,066	2,155,234
4.50%, 12/01/44	4,462	4,658,435
4.50%, 01/01/45	5,677	5,949,380
4.50%, 03/01/45	1,048	1,093,452
4.50%, 06/01/45	1,380	1,436,756
4.50%, 07/01/45	3,267	3,403,809
4.50%, 08/01/45	2,108	2,193,816
4.50%, 09/01/45	1,797	1,870,280
4.50%, 11/01/45	111	115,397
4.50%, 01/01/46	929	974,395
4.50%, 03/01/46	1,029	1,084,755
4.50%, 04/01/46	1,259	1,308,448
4.50%, 05/01/46	5,180	5,425,044
4.50%, 06/01/46	15,024	15,772,763
4.50%, 07/01/46	4,519	4,763,130
4.50%, 08/01/46	562	584,184
4.50%, 09/01/46	9,258	9,679,028
4.50%, 01/01/47	365	383,030
4.50%, 02/01/47	2,656	2,782,842
4.50%, 03/01/47	2,883	2,996,817
4.50%, 04/01/47	988	1,035,493
4.50%, 05/01/47	9,789	10,174,568
4.50%, 06/01/47	7,078	7,402,308
4.50%, 07/01/47	1,001	1,041,608

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/47	$3,006		$3,154,366
4.50%, 09/01/47	2,249		2,381,381
4.50%, 05/01/48	21,239		22,085,018
4.50%, 06/01/48	19,115		19,883,124
4.50%, 07/01/48	16,154		16,794,233
4.61%, 07/01/41, (12 mo. LIBOR US + 1.890%)(a)	130		133,739
5.00%, 11/01/18	22		21,793
5.00%, 08/01/19	11		10,776
5.00%, 12/01/24	565		571,759
5.00%, 08/01/25	1,192		1,259,530
5.00%, 06/01/26	207		213,373
5.00%, 06/01/33	545		582,429
5.00%, 09/01/33(b)	161		161,742
5.00%, 12/01/33	1,578		1,686,047
5.00%, 07/01/35	6,308		6,736,407
5.00%, 08/01/35	136		145,152
5.00%, 09/01/35	207		220,746
5.00%, 01/01/36	888		947,993
5.00%, 11/01/36	1,343		1,434,269
5.00%, 01/01/37	1,111		1,186,072
5.00%, 02/01/37	1,030		1,099,477
5.00%, 02/01/38	1,443		1,541,226
5.00%, 03/01/38	4,452		4,746,229
5.00%, 12/01/38	889		947,768
5.00%, 08/01/39	7,588		8,091,142
5.00%, 10/01/39	1,384		1,479,016
5.00%, 01/01/40	512		546,715
5.00%, 03/01/40	2,585		2,800,738
5.00%, 04/01/40	558		596,540
5.00%, 07/01/40	296		315,753
5.00%, 08/01/40	5,174		5,528,885
5.00%, 09/01/40	2,845		3,039,586
5.00%, 08/01/41	4,433		4,740,302
5.00%, 06/01/47	5,603		5,919,855
5.00%, 07/01/47	8,845		9,347,165
5.00%, 09/01/47	1,099		1,161,635
5.00%, 03/01/48	7,363		7,785,248
5.00%, 04/01/48	10,614		11,225,870
5.00%, 05/01/48	7,023		7,427,152
5.00%, 07/01/48	4,701		4,971,629
5.00%, 08/01/48	15,185		16,060,750
5.50%, 07/01/31	0(c	)	281
5.50%, 04/01/32	36		38,741
5.50%, 09/01/32	89		97,403
5.50%, 10/01/32	21		22,530
5.50%, 12/01/32	9		10,071
5.50%, 04/01/33	1		639
5.50%, 05/01/33	16		16,939
5.50%, 06/01/33	20		21,318
5.50%, 07/01/33	44		47,809
5.50%, 09/01/33	3		3,590
5.50%, 10/01/33	242		261,790
5.50%, 01/01/34	1		1,199
5.50%, 02/01/34	1,918		2,076,841
5.50%, 03/01/34	525		569,036
5.50%, 10/01/34	249		270,391
5.50%, 11/01/34	4		4,266
5.50%, 12/01/34	331		358,076

66	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® MBS ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 01/01/35	$3,331	$3,611,163
5.50%, 02/01/35	879	953,279
5.50%, 04/01/35	261	282,412
5.50%, 05/01/35	1,611	1,744,879
5.50%, 06/01/35	4,051	4,388,842
5.50%, 07/01/35	24	26,531
5.50%, 08/01/35	102	110,990
5.50%, 10/01/35	155	167,839
5.50%, 12/01/35	822	890,402
5.50%, 02/01/36	1	1,097
5.50%, 03/01/36	58	62,583
5.50%, 05/01/36	1,003	1,086,256
5.50%, 07/01/36	1,742	1,887,099
5.50%, 08/01/36	236	255,197
5.50%, 04/01/38	1,824	1,990,982
5.50%, 05/01/38	683	745,438
5.50%, 12/01/38	10	10,474
5.50%, 01/01/39	3,542	3,839,942
5.50%, 09/01/39	2,056	2,244,091
5.50%, 11/01/39	3,281	3,578,839
5.50%, 06/01/41	9,968	10,796,151
5.50%, 09/01/48(b)	163	174,372
6.00%, 12/01/22	114	119,322
6.00%, 09/01/36	721	791,634
6.00%, 10/01/36	898	984,124
6.00%, 02/01/37	755	832,342
6.00%, 09/01/38	2,685	2,946,680
6.00%, 07/01/40	9,398	10,324,787
Federal National Mortgage Association
2.00%, 05/01/26	1,109	1,069,232
2.05%, 06/01/43, (12 mo. LIBOR US + 1.535%)(a)	4,219	4,162,029
2.44%, 08/01/42, (12 mo. LIBOR US + 1.695%)(a)	5,321	5,438,829
2.50%, 07/01/22	1,563	1,551,810
2.50%, 05/01/23	755	749,207
2.50%, 03/01/25	860	848,262
2.50%, 05/01/27	8,346	8,207,669
2.50%, 09/01/27	2,787	2,740,402
2.50%, 10/01/27	8,411	8,270,990
2.50%, 11/01/27	2,824	2,776,724
2.50%, 12/01/27	1,224	1,203,879
2.50%, 01/01/28	6,904	6,789,647
2.50%, 09/01/28	3,254	3,197,200
2.50%, 12/01/28	384	377,422
2.50%, 12/01/29	2,932	2,883,164
2.50%, 01/01/30	7,157	7,003,161
2.50%, 02/01/30	1,275	1,245,955
2.50%, 04/01/30	1,991	1,943,837
2.50%, 05/01/30	25,395	24,799,908
2.50%, 06/01/30	76,031	74,247,522
2.50%, 07/01/30	27,898	27,241,440
2.50%, 08/01/30	6,906	6,742,647
2.50%, 09/01/30	4,235	4,135,513
2.50%, 10/01/30	1,935	1,889,397
2.50%, 12/01/30	3,491	3,409,404
2.50%, 03/01/31	5,658	5,564,026
2.50%, 04/01/31	3,174	3,090,283
2.50%, 05/01/31	798	776,731
2.50%, 09/01/31	5,197	5,057,926
2.50%, 10/01/31	39,404	38,522,656
2.50%, 11/01/31	14,225	13,849,387

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/31	$11,500	$11,188,858
2.50%, 01/01/32	441	429,581
2.50%, 02/01/32	23,237	22,615,378
2.50%, 03/01/32	10,288	10,012,854
2.50%, 04/01/32	4,877	4,746,845
2.50%, 05/01/32	46,223	44,987,665
2.50%, 10/01/32	8,702	8,467,237
2.50%, 11/01/32	733	712,555
2.50%, 12/01/32	5,450	5,301,719
2.50%, 01/01/33	590	576,029
2.50%, 09/01/33(b)	1,392	1,352,999
2.50%, 10/01/42	899	850,507
2.50%, 01/01/43	2,241	2,120,183
2.50%, 02/01/43	2,258	2,135,864
2.50%, 03/01/43	2,157	2,039,551
2.50%, 06/01/43	5,816	5,499,876
2.50%, 08/01/43	738	697,388
2.50%, 04/01/45	105	98,903
2.50%, 05/01/45	899	845,332
2.50%, 09/01/48(b)	10,110	9,469,832
3.00%, 12/01/20	142	142,128
3.00%, 03/01/21	5	4,689
3.00%, 04/01/21	4	4,260
3.00%, 05/01/21	5	5,350
3.00%, 08/01/21	196	196,224
3.00%, 09/01/21	19	18,992
3.00%, 10/01/21	75	75,108
3.00%, 02/01/22	19	19,150
3.00%, 03/01/22	5	5,380
3.00%, 07/01/22	239	240,128
3.00%, 09/01/22	10	10,408
3.00%, 12/01/22	37	37,183
3.00%, 09/01/26	69	69,002
3.00%, 01/01/27	6,553	6,546,956
3.00%, 03/01/27	238	238,333
3.00%, 06/01/27	865	864,404
3.00%, 07/01/27	3,466	3,462,333
3.00%, 10/01/27	1,021	1,020,155
3.00%, 11/01/27	12,619	12,604,645
3.00%, 03/01/28	910	909,391
3.00%, 11/01/28	1,263	1,259,279
3.00%, 12/01/28	45	44,547
3.00%, 03/01/29	1,420	1,415,022
3.00%, 05/01/29	485	483,529
3.00%, 08/01/29	428	426,616
3.00%, 09/01/29	952	948,406
3.00%, 10/01/29	8,025	7,997,887
3.00%, 11/01/29	3,291	3,279,820
3.00%, 12/01/29	1,079	1,075,078
3.00%, 01/01/30	1,394	1,389,253
3.00%, 02/01/30	7,723	7,694,564
3.00%, 03/01/30	35,588	35,460,783
3.00%, 04/01/30	16,746	16,678,751
3.00%, 05/01/30	12,620	12,569,506
3.00%, 06/01/30	2,824	2,813,167
3.00%, 07/01/30	15,039	14,977,443
3.00%, 08/01/30	305	303,045
3.00%, 09/01/30	8,318	8,283,805

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/30	$2,840	$2,828,365
3.00%, 11/01/30	2,609	2,597,976
3.00%, 02/01/31	13,694	13,638,613
3.00%, 03/01/31	20,339	20,244,724
3.00%, 05/01/31	12,791	12,732,278
3.00%, 07/01/31	2,328	2,317,417
3.00%, 08/01/31	113	112,876
3.00%, 09/01/31	10,330	10,282,952
3.00%, 01/01/32	17,106	17,029,735
3.00%, 02/01/32	23,021	22,916,978
3.00%, 03/01/32	9,068	9,026,395
3.00%, 04/01/32	2,782	2,774,382
3.00%, 06/01/32	11,959	11,901,161
3.00%, 07/01/32	2,923	2,909,355
3.00%, 08/01/32	4,834	4,814,190
3.00%, 09/01/32	8,203	8,161,295
3.00%, 10/01/32	1,938	1,923,875
3.00%, 11/01/32	7,379	7,348,694
3.00%, 12/01/32	22,055	21,944,625
3.00%, 01/01/33	16,134	16,045,530
3.00%, 02/01/33	5,903	5,878,156
3.00%, 03/01/33	2,216	2,203,563
3.00%, 05/01/33	9,597	9,536,496
3.00%, 09/01/33(b)	40,462	40,225,710
3.00%, 12/01/36	8,942	8,813,704
3.00%, 01/01/37	18,273	17,985,626
3.00%, 02/01/37	20,930	20,601,508
3.00%, 08/01/42	1,665	1,625,089
3.00%, 10/01/42	1,852	1,808,160
3.00%, 11/01/42	652	636,423
3.00%, 12/01/42	787	768,193
3.00%, 01/01/43	682	666,017
3.00%, 02/01/43	1,171	1,142,484
3.00%, 03/01/43	1,949	1,901,316
3.00%, 04/01/43	10,181	9,933,243
3.00%, 05/01/43	8,304	8,101,877
3.00%, 06/01/43	8,957	8,738,729
3.00%, 07/01/43	629	613,445
3.00%, 08/01/43	1,510	1,473,134
3.00%, 02/01/44	25,472	24,851,925
3.00%, 12/01/44	830	809,006
3.00%, 02/01/45	4,352	4,237,703
3.00%, 03/01/45	257	249,835
3.00%, 04/01/45	1,539	1,494,704
3.00%, 05/01/45	15,808	15,423,145
3.00%, 08/01/45	7,801	7,610,589
3.00%, 01/01/46	2,254	2,188,401
3.00%, 04/01/46	8,002	7,767,894
3.00%, 07/01/46	46,307	44,932,853
3.00%, 08/01/46	47,136	45,671,700
3.00%, 09/01/46	716	695,293
3.00%, 10/01/46	24,161	23,418,804
3.00%, 11/01/46	21,941	21,266,942
3.00%, 12/01/46	180,886	175,250,698
3.00%, 01/01/47	139,376	135,092,896
3.00%, 02/01/47	251,973	244,238,586
3.00%, 03/01/47	111,455	107,827,289
3.00%, 04/01/47	6,456	6,265,273
3.00%, 05/01/47	2,402	2,325,481
3.00%, 07/01/47	32,392	31,377,005

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/01/47	$17,890	$17,323,529
3.00%, 09/01/47	5,792	5,611,161
3.00%, 11/01/47	5,161	4,996,535
3.00%, 12/01/47	22,037	21,419,821
3.00%, 01/01/48	16,814	16,278,228
3.00%, 03/01/48	3,029	2,940,918
3.00%, 04/01/48	1,090	1,058,022
3.00%, 09/01/48(b)	4,345	4,205,061
3.29%, 09/01/41, (12 mo. LIBOR US + 1.822%)(a)	150	155,921
3.50%, 12/01/25	3,188	3,230,065
3.50%, 01/01/27	817	827,317
3.50%, 03/01/27	1,323	1,341,572
3.50%, 04/01/27	2,993	3,032,305
3.50%, 07/01/27	373	377,517
3.50%, 01/01/28	1,214	1,231,903
3.50%, 10/01/28	1,084	1,098,913
3.50%, 11/01/28	251	254,073
3.50%, 01/01/29	587	594,726
3.50%, 12/01/29	3,482	3,531,419
3.50%, 08/01/30	674	684,345
3.50%, 11/01/30	1,017	1,031,218
3.50%, 03/01/31	5,462	5,535,600
3.50%, 06/01/31	17,583	17,869,858
3.50%, 08/01/31	396	401,887
3.50%, 01/01/32	11,302	11,473,406
3.50%, 03/01/32	546	552,902
3.50%, 04/01/32	4,281	4,344,562
3.50%, 05/01/32	6,749	6,838,163
3.50%, 06/01/32	1,711	1,732,542
3.50%, 07/01/32	3,847	3,903,026
3.50%, 11/01/32	5,009	5,085,159
3.50%, 12/01/32	1,459	1,481,974
3.50%, 02/01/33	2,390	2,426,709
3.50%, 03/01/33	4,146	4,210,233
3.50%, 04/01/33	263	267,024
3.50%, 05/01/33	1,001	1,016,967
3.50%, 09/01/33(b)	24,029	24,289,941
3.50%, 02/01/35	1,985	2,004,847
3.50%, 06/01/35	20,648	20,842,254
3.50%, 01/01/38	14,317	14,376,367
3.50%, 02/01/38	8,668	8,703,694
3.50%, 05/01/42	5,300	5,313,700
3.50%, 12/01/42	3,598	3,585,203
3.50%, 04/01/43	829	831,213
3.50%, 06/01/43	14,186	14,196,464
3.50%, 11/01/43	904	904,458
3.50%, 09/01/44	918	918,992
3.50%, 10/01/44	15,586	15,573,225
3.50%, 02/01/45	6,666	6,679,594
3.50%, 03/01/45	5,071	5,058,260
3.50%, 05/01/45	2,378	2,371,970
3.50%, 06/01/45	788	785,612
3.50%, 07/01/45	13,861	13,827,495
3.50%, 09/01/45	98,871	98,626,366
3.50%, 10/01/45	27,481	27,503,772
3.50%, 11/01/45	8,680	8,658,106
3.50%, 12/01/45	16,433	16,391,858
3.50%, 01/01/46	25,710	25,713,455
3.50%, 02/01/46	138,853	138,508,386
3.50%, 03/01/46	35,465	35,359,140

68	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® MBS ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/46	$52,575	$52,568,134
3.50%, 05/01/46	14,367	14,323,239
3.50%, 05/20/46	1,171	1,177,987
3.50%, 06/01/46	35,655	35,545,825
3.50%, 07/01/46	53,275	53,138,125
3.50%, 08/01/46	6,227	6,210,931
3.50%, 09/01/46	24,691	24,617,437
3.50%, 10/01/46	22,885	22,809,215
3.50%, 11/01/46	28,279	28,203,326
3.50%, 12/01/46	94,745	94,530,258
3.50%, 01/01/47	97,851	97,599,348
3.50%, 02/01/47	47,341	47,219,280
3.50%, 03/01/47	2,243	2,246,914
3.50%, 04/01/47	34,583	34,443,355
3.50%, 05/01/47	41,989	41,891,957
3.50%, 06/01/47	46,114	45,937,171
3.50%, 07/01/47	16,335	16,308,505
3.50%, 08/01/47	64,071	63,954,760
3.50%, 09/01/47	16,139	16,070,293
3.50%, 10/01/47	14,444	14,424,018
3.50%, 11/01/47	110,746	110,290,145
3.50%, 11/20/47	1,296	1,300,979
3.50%, 12/01/47	45,776	45,632,357
3.50%, 01/01/48	32,587	32,594,567
3.50%, 01/20/48	15,818	15,901,452
3.50%, 02/01/48	265,156	264,213,534
3.50%, 03/01/48	5,984	5,983,649
3.50%, 04/01/48	28,370	28,266,497
3.50%, 05/01/48	3,230	3,230,802
3.50%, 09/01/48(b)	25,000	24,862,792
3.57%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	1,429	1,544,740
3.67%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	2,507	2,677,701
3.78%, 12/01/38, (12 mo. LIBOR US + 1.809%)(a)	353	369,933
3.89%, 04/01/43, (12 mo. LIBOR US + 1.530%)(a)	314	330,170
4.00%, 03/01/24	1,226	1,255,038
4.00%, 07/01/25	346	354,527
4.00%, 10/01/25	3,190	3,266,808
4.00%, 11/01/25	1,515	1,551,589
4.00%, 03/01/26	1,020	1,046,558
4.00%, 06/01/26	6,320	6,482,223
4.00%, 07/01/26	283	290,155
4.00%, 09/01/26	2,362	2,422,469
4.00%, 03/01/27	2,419	2,481,311
4.00%, 02/01/29	888	909,290
4.00%, 12/01/30	2,042	2,104,820
4.00%, 01/01/31	1,261	1,299,370
4.00%, 02/01/31	973	1,002,467
4.00%, 10/01/31	2,916	3,002,549
4.00%, 02/01/32	7,056	7,265,575
4.00%, 04/01/32	39	40,268
4.00%, 06/01/32	42	43,481
4.00%, 07/01/32	1,486	1,530,201
4.00%, 05/01/33	739	758,476
4.00%, 07/01/33	797	817,730
4.00%, 06/01/37	11,236	11,543,872
4.00%, 10/01/37	67,674	69,526,899
4.00%, 06/01/38	1,892	1,943,062
4.00%, 09/01/38	50,000	51,286,028
4.00%, 01/01/42	2,327	2,391,284
4.00%, 03/01/42	16,624	17,060,916

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/44	$2,431		$2,489,470
4.00%, 05/01/44	6,509		6,696,103
4.00%, 06/01/44	7,278		7,477,568
4.00%, 10/01/44	9,539		9,779,827
4.00%, 01/01/45	1,244		1,273,960
4.00%, 02/01/45	1,046		1,068,163
4.00%, 03/01/45	6,204		6,381,650
4.00%, 07/01/45	42,526		43,667,484
4.00%, 09/01/45	35,000		35,762,349
4.00%, 11/01/45	729		744,958
4.00%, 01/01/46	818		835,294
4.00%, 02/01/46	1,033		1,055,578
4.00%, 03/01/46	11,003		11,244,117
4.00%, 04/01/46	17,517		17,887,920
4.00%, 05/01/46	16,562		16,899,792
4.00%, 06/01/46	3,147		3,216,663
4.00%, 08/01/46	27,685		28,259,841
4.00%, 09/01/46	817		833,477
4.00%, 10/01/46	1,104		1,134,055
4.00%, 11/01/46	12,376		12,661,883
4.00%, 01/01/47	3,089		3,169,831
4.00%, 03/01/47	15,274		15,626,457
4.00%, 04/01/47	14,674		14,983,207
4.00%, 05/01/47	17,956		18,445,510
4.00%, 06/01/47	48,063		49,269,275
4.00%, 07/01/47	23,296		23,894,307
4.00%, 08/01/47	22,261		22,788,314
4.00%, 09/01/47	40,890		41,855,734
4.00%, 10/01/47	25,025		25,509,609
4.00%, 11/01/47	40,218		41,016,016
4.00%, 12/01/47	4,324		4,428,922
4.00%, 01/01/48	24,245		24,720,545
4.00%, 02/01/48	136,206		138,808,194
4.00%, 03/01/48	9,581		9,837,023
4.00%, 04/01/48	103,622		105,687,473
4.00%, 05/01/48	33,612		34,262,361
4.00%, 06/01/48	5,676		5,825,935
4.00%, 07/01/48	37,043		37,792,066
4.00%, 09/01/48(b)	80,120		81,581,176
4.37%, 08/01/41, (12 mo. LIBOR US + 1.759%)(a)	267		277,823
4.50%, 09/01/18	0	(c)	79
4.50%, 04/01/19	83		83,178
4.50%, 11/01/22	318		321,195
4.50%, 06/01/23	209		211,964
4.50%, 03/01/24	83		84,223
4.50%, 10/01/24	1,325		1,363,065
4.50%, 02/01/25	1,510		1,555,471
4.50%, 04/01/25	1,597		1,647,332
4.50%, 06/01/25	1,586		1,634,737
4.50%, 01/01/27	1,212		1,242,058
4.50%, 08/01/31	4,110		4,301,072
4.50%, 09/01/33(b)	1,850		1,868,066
4.50%, 06/01/34	302		320,175
4.50%, 05/01/39	2,165		2,269,087
4.50%, 09/01/40	4,501		4,717,101
4.50%, 12/01/40	3,566		3,737,740
4.50%, 01/01/41	6,935		7,268,300
4.50%, 04/01/41	22,294		23,370,566

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued)	iShares® MBS ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 05/01/41	$15,261	$15,997,582
4.50%, 06/01/41	4,677	4,904,068
4.50%, 08/01/41	8,368	8,766,811
4.50%, 09/01/41	16,085	16,850,716
4.50%, 11/01/41	456	478,144
4.50%, 01/01/42	5,380	5,636,368
4.50%, 09/01/42	3,783	3,957,769
4.50%, 10/01/42	3,907	4,094,830
4.50%, 10/01/43	1,539	1,622,131
4.50%, 02/01/44	3,059	3,195,212
4.50%, 03/01/44	20,012	21,001,237
4.50%, 06/01/44	2,544	2,664,902
4.50%, 12/01/44	21,871	23,046,435
4.50%, 01/01/45	2,572	2,709,707
4.50%, 02/01/45	22,642	23,762,219
4.50%, 08/01/45	6,202	6,508,528
4.50%, 12/01/45	689	719,265
4.50%, 01/01/46	498	518,425
4.50%, 02/01/46	16,326	17,146,313
4.50%, 03/01/46	660	698,473
4.50%, 04/01/46	6,973	7,351,689
4.50%, 05/01/46	122	126,362
4.50%, 07/01/46	288	299,974
4.50%, 08/01/46	28,194	29,406,748
4.50%, 09/01/46	1,298	1,349,075
4.50%, 10/01/46	3,084	3,206,465
4.50%, 12/01/46	895	930,580
4.50%, 01/01/47	4,833	5,025,799
4.50%, 02/01/47	749	779,227
4.50%, 03/01/47	1,679	1,751,602
4.50%, 04/01/47	1,833	1,906,822
4.50%, 06/01/47	14,406	15,053,571
4.50%, 07/01/47	1,287	1,348,891
4.50%, 08/01/47	2,220	2,325,774
4.50%, 09/01/47	334	350,610
4.50%, 10/01/47	274	288,121
4.50%, 12/01/47	556	578,841
4.50%, 01/01/48	10,508	10,978,689
4.50%, 02/01/48	288	300,829
4.50%, 03/01/48	647	676,116
4.50%, 04/01/48	13,979	14,608,110
4.50%, 05/01/48	26,712	27,759,828
4.50%, 07/01/48	55,310	57,548,049
4.50%, 09/01/48(b)	50,000	51,921,250
5.00%, 08/01/20	3	2,755
5.00%, 07/01/23	1,712	1,768,949
5.00%, 12/01/23	649	664,987
5.00%, 05/01/25	98	99,477
5.00%, 09/01/33(b)	1,283	1,314,173
5.00%, 11/01/33	3,659	3,910,816
5.00%, 01/01/35	269	287,806
5.00%, 09/01/35	364	389,464
5.00%, 03/01/36	1,320	1,410,149
5.00%, 05/01/36	1,099	1,174,537
5.00%, 07/01/37	1,028	1,098,629
5.00%, 02/01/38	1,581	1,688,860
5.00%, 01/01/39	544	580,695
5.00%, 03/01/39	1,121	1,198,192
5.00%, 04/01/39	4,934	5,330,238
5.00%, 06/01/39	1,641	1,753,548

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 08/01/39	$1,105	$1,181,785
5.00%, 09/01/39	1,477	1,579,382
5.00%, 10/01/39	975	1,045,367
5.00%, 11/01/39	99	105,595
5.00%, 12/01/39	1,407	1,509,788
5.00%, 01/01/40	26	27,414
5.00%, 03/01/40	476	514,627
5.00%, 04/01/40	2,483	2,654,117
5.00%, 05/01/40	185	197,262
5.00%, 06/01/40	252	269,538
5.00%, 07/01/40	3,469	3,708,789
5.00%, 08/01/40	10,795	11,590,223
5.00%, 09/01/40	70	75,158
5.00%, 10/01/40	217	232,450
5.00%, 02/01/41	17	18,083
5.00%, 03/01/41	3,199	3,422,853
5.00%, 04/01/41	6,357	6,796,913
5.00%, 05/01/41	22,758	24,350,364
5.00%, 06/01/41	1,943	2,086,921
5.00%, 08/01/41	2,642	2,831,501
5.00%, 09/01/44	2,766	3,014,844
5.00%, 07/01/45	10,864	11,615,156
5.00%, 04/01/47	335	354,344
5.00%, 05/01/47	2,860	3,055,783
5.00%, 07/01/47	366	387,126
5.00%, 08/01/47	792	838,067
5.00%, 09/01/47	2,145	2,269,117
5.00%, 11/01/47	294	310,830
5.00%, 03/01/48	10,902	11,566,408
5.00%, 04/01/48	11,087	11,757,775
5.00%, 05/01/48	11,928	12,624,854
5.00%, 09/01/48	6,831	7,230,252
5.50%, 12/01/19	77	77,653
5.50%, 03/01/28	750	809,978
5.50%, 05/01/33	1,366	1,485,096
5.50%, 11/01/33	2,784	3,027,495
5.50%, 09/01/34	2,022	2,201,664
5.50%, 09/01/35	509	553,021
5.50%, 04/01/36	3,449	3,751,238
5.50%, 05/01/36	710	772,587
5.50%, 09/01/36	5,424	5,897,368
5.50%, 08/01/37	4,495	4,888,700
5.50%, 03/01/38	1,561	1,711,129
5.50%, 07/01/38	1,407	1,541,586
5.50%, 11/01/38	1,354	1,484,329
5.50%, 07/01/40	3,732	4,058,435
5.50%, 09/01/40	10,065	10,944,758
5.50%, 09/01/41	17,551	19,140,492
5.50%, 05/01/44	15,707	17,212,186
5.50%, 01/01/47	2,756	2,997,086
5.50%, 03/01/48	2,374	2,567,897
5.50%, 04/01/48	1,542	1,667,878
5.50%, 09/01/48(b)	11,241	12,062,998
6.00%, 03/01/34	2,144	2,347,582
6.00%, 05/01/34	427	469,081
6.00%, 08/01/34	721	790,632
6.00%, 11/01/34	232	254,547
6.00%, 06/01/36	1,228	1,351,410
6.00%, 08/01/36	1,234	1,357,714
6.00%, 03/01/38	736	809,117

70	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® MBS ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 05/01/38	$1,650	$1,814,134
6.00%, 08/01/38	58	59,961
6.00%, 06/01/39	6,403	7,043,602
6.00%, 10/01/39	423	465,305
6.00%, 09/01/48(b)	2,896	3,140,580
6.50%, 08/01/36	48	53,376
6.50%, 09/01/36	372	415,538
6.50%, 10/01/36	54	59,914
6.50%, 12/01/36	45	50,183
6.50%, 07/01/37	93	104,076
6.50%, 08/01/37	2,986	3,339,849
6.50%, 10/01/37	168	187,649
6.50%, 11/01/37	28	31,609
6.50%, 12/01/37	125	139,408
6.50%, 06/01/38	47	50,738
6.50%, 10/01/39	2,798	3,122,699
6.50%, 05/01/40	1,873	2,092,140
7.00%, 04/01/37	1,034	1,176,279
Government National Mortgage Association
2.50%, 09/01/48(b)	30,075	28,508,318
3.00%, 07/15/27	6,086	6,092,685
3.00%, 08/15/42	686	676,368
3.00%, 09/15/42	411	405,646
3.00%, 10/15/42	1,130	1,114,636
3.00%, 12/15/42	507	500,390
3.00%, 02/20/43	539	532,826
3.00%, 04/15/43	51	50,607
3.00%, 09/20/43	2,844	2,804,645
3.00%, 11/20/43	99	97,531
3.00%, 12/20/43	28	27,854
3.00%, 01/20/44	8,462	8,344,752
3.00%, 02/20/44	2,314	2,281,633
3.00%, 03/20/44	2,727	2,689,073
3.00%, 04/20/44	49	48,718
3.00%, 06/20/44	476	469,613
3.00%, 07/20/44	1,953	1,921,391
3.00%, 08/20/44	59,676	58,723,537
3.00%, 09/20/44	2,345	2,307,389
3.00%, 10/15/44	2,340	2,301,867
3.00%, 12/20/44	76	74,371
3.00%, 03/20/45	70	68,445
3.00%, 05/15/45	3,193	3,136,933
3.00%, 05/20/45	22,924	22,525,816
3.00%, 07/15/45	79	77,840
3.00%, 08/15/45	7,267	7,140,113
3.00%, 08/20/45	100,520	98,774,525
3.00%, 10/20/45	19,656	19,314,676
3.00%, 02/20/46	41,634	40,910,944
3.00%, 04/20/46	9,635	9,448,855
3.00%, 05/20/46	34,883	34,208,759
3.00%, 06/20/46	41,311	40,512,861
3.00%, 07/15/46	903	884,813
3.00%, 07/20/46	59,999	58,838,775
3.00%, 08/20/46	73,586	72,163,079
3.00%, 09/20/46	67,639	66,331,653
3.00%, 10/20/46	26,601	26,086,909
3.00%, 12/15/46	9,017	8,859,698
3.00%, 12/20/46	99,277	97,357,639
3.00%, 01/20/47	17,510	17,171,084
3.00%, 02/15/47	14,189	13,909,013

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/20/47	$21,167	$20,758,214
3.00%, 03/20/47	348	341,690
3.00%, 06/20/47	269	263,209
3.00%, 07/20/47	26,703	26,137,023
3.00%, 09/20/47	18,939	18,537,196
3.00%, 10/20/47	7,608	7,446,319
3.00%, 11/20/47	20,394	19,961,199
3.00%, 12/20/47	11,837	11,585,855
3.00%, 01/20/48	4,859	4,755,609
3.00%, 02/20/48	6,088	5,899,288
3.00%, 03/20/48	5,862	5,738,151
3.00%, 09/01/48(b)	17,169	16,800,169
3.50%, 08/15/24	827	844,013
3.50%, 02/20/31	94	95,461
3.50%, 01/15/41	48	48,493
3.50%, 09/15/41	546	553,118
3.50%, 12/15/41	5,309	5,367,249
3.50%, 02/15/42	207	209,548
3.50%, 03/15/42	149	150,575
3.50%, 04/15/42	1,222	1,234,851
3.50%, 05/15/42	1,162	1,174,468
3.50%, 07/15/42	548	553,686
3.50%, 09/15/42	2,452	2,477,517
3.50%, 10/15/42	2,379	2,404,590
3.50%, 11/15/42	1,899	1,919,663
3.50%, 01/15/43	300	303,350
3.50%, 02/15/43	213	214,921
3.50%, 03/15/43	14,427	14,574,027
3.50%, 05/15/43	2,071	2,085,246
3.50%, 06/15/43	14,112	14,258,515
3.50%, 10/20/43	1,660	1,678,095
3.50%, 02/20/44	642	647,410
3.50%, 09/15/44	658	661,167
3.50%, 10/20/44	3,711	3,742,554
3.50%, 04/20/45	15,679	15,791,020
3.50%, 10/20/45	785	790,139
3.50%, 11/20/45	34,505	34,751,093
3.50%, 12/20/45	5,787	5,827,760
3.50%, 03/20/46	68,214	68,618,361
3.50%, 04/20/46	41,389	41,633,889
3.50%, 06/20/46	118,075	118,774,278
3.50%, 10/20/46	54,399	54,721,580
3.50%, 12/20/46	26,649	26,806,709
3.50%, 01/20/47	95,397	95,961,664
3.50%, 02/20/47	204,828	206,041,226
3.50%, 03/20/47	56,416	56,651,355
3.50%, 04/20/47	35,720	35,869,296
3.50%, 08/20/47	28,476	28,596,217
3.50%, 09/20/47	67,135	67,415,919
3.50%, 10/20/47	13,117	13,197,721
3.50%, 11/20/47	34,419	34,563,249
3.50%, 12/15/47	27,616	27,764,251
3.50%, 12/20/47	11,809	11,878,668
3.50%, 01/20/48	64,843	65,114,275
3.50%, 02/20/48	2,951	2,964,027
3.50%, 03/20/48	39,289	39,447,961
3.50%, 04/20/48	27,662	27,784,040
3.50%, 09/01/48(b)	163,823	164,451,453
4.00%, 11/20/40	444	458,980
4.00%, 01/15/41	78	80,168

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued)	iShares® MBS ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/15/41	$5,948	$6,133,183
4.00%, 03/15/41	1,247	1,288,583
4.00%, 04/15/41	4,310	4,453,792
4.00%, 05/15/41	876	904,839
4.00%, 07/15/41	2,170	2,242,571
4.00%, 09/15/41	199	205,262
4.00%, 12/15/41	1,556	1,608,188
4.00%, 01/15/42	770	796,294
4.00%, 02/15/42	4,233	4,374,179
4.00%, 03/15/42	6,363	6,573,096
4.00%, 04/15/42	3,703	3,826,300
4.00%, 05/15/42	1,119	1,155,828
4.00%, 08/15/42	1,444	1,492,325
4.00%, 10/15/42	549	567,112
4.00%, 04/20/43	447	460,652
4.00%, 03/15/44	217	223,269
4.00%, 08/15/44	65	67,094
4.00%, 08/20/44	6,351	6,541,480
4.00%, 10/20/44	14,701	15,142,568
4.00%, 09/20/45	27,806	28,620,878
4.00%, 10/20/45	741	762,477
4.00%, 01/20/46	2,729	2,809,307
4.00%, 03/20/46	31,231	32,146,064
4.00%, 07/20/46	3,049	3,136,760
4.00%, 09/20/46	5,601	5,761,503
4.00%, 11/20/46	11,432	11,759,825
4.00%, 12/15/46	5,274	5,428,815
4.00%, 07/20/47	8,328	8,535,020
4.00%, 08/20/47	20,865	21,383,535
4.00%, 10/20/47	6,349	6,507,013
4.00%, 11/20/47	69,095	70,810,441
4.00%, 12/20/47	1,911	1,958,575
4.00%, 03/20/48	120,331	123,318,094
4.00%, 04/20/48	25,803	26,448,903
4.00%, 05/20/48	37,713	38,647,956
4.00%, 09/01/48(b)	354,417	362,986,185
4.50%, 04/15/39	538	564,272
4.50%, 07/15/39	1,346	1,411,026
4.50%, 08/15/39	3,654	3,828,766
4.50%, 11/20/39	1,287	1,350,949
4.50%, 01/20/40	1,411	1,481,143
4.50%, 06/15/40	6,750	7,070,403
4.50%, 07/15/40	3,309	3,466,171
4.50%, 08/15/40	10,462	10,958,622
4.50%, 08/20/40	2,281	2,395,284
4.50%, 10/20/40	5,905	6,201,164
4.50%, 04/20/41	12,037	12,697,699
4.50%, 06/20/41	7,493	7,886,050
4.50%, 09/20/41	3,699	3,892,486
4.50%, 11/20/41	3,668	3,859,931
4.50%, 11/20/45	9,859	10,311,283
4.50%, 02/15/46	884	925,124
4.50%, 09/20/46	1,530	1,607,079
4.50%, 10/20/46	5,698	5,962,469
4.50%, 11/20/46	1,723	1,802,940
4.50%, 10/20/47	8,254	8,594,435
4.50%, 02/20/48	4,964	5,169,159
4.50%, 03/20/48	4,879	5,080,484
4.50%, 04/20/48	23,815	24,797,159
4.50%, 06/20/48	9,251	9,621,585

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 07/20/48	$62,058	$64,542,928
4.50%, 08/20/48	8,209	8,537,716
4.50%, 09/01/48(b)	42,575	44,235,718
5.00%, 11/15/24	657	685,051
5.00%, 05/20/33	415	439,133
5.00%, 07/20/35	1,751	1,850,164
5.00%, 12/15/36	6,783	7,137,022
5.00%, 01/15/39	2,443	2,581,165
5.00%, 07/15/39	6,522	6,892,155
5.00%, 10/20/39	2,253	2,414,350
5.00%, 05/15/40	1,292	1,368,679
5.00%, 07/20/40	8,218	8,806,318
5.00%, 08/20/40	2,418	2,590,897
5.00%, 11/20/41	6,692	7,171,690
5.00%, 07/20/42	1,301	1,394,501
5.00%, 03/15/44	5,756	6,097,679
5.00%, 02/20/46	1,802	1,918,181
5.00%, 07/20/46	34	36,231
5.00%, 07/15/47	826	863,271
5.00%, 08/15/47	805	841,124
5.00%, 03/20/48	3,153	3,312,822
5.00%, 04/20/48	1,642	1,724,555
5.00%, 06/20/48	1,483	1,560,048
5.00%, 08/20/48	17,690	18,608,051
5.00%, 09/01/48(b)	36,334	38,159,660
5.50%, 11/20/34	2,080	2,255,315
5.50%, 03/15/36	1,554	1,695,289
5.50%, 03/20/36	433	468,579
5.50%, 07/20/36	573	620,041
5.50%, 06/20/38	2,316	2,504,065
5.50%, 10/15/38	1,500	1,623,461
5.50%, 03/20/39	1,560	1,686,048
5.50%, 12/15/39	396	428,618
5.50%, 01/15/40	3,386	3,678,340
5.50%, 07/20/40	3,392	3,666,395
5.50%, 04/20/48	479	505,460
6.00%, 03/15/37	3,089	3,413,075
6.00%, 09/20/38	3,671	4,039,262
6.00%, 12/15/38	1,336	1,477,322
6.00%, 09/20/39	278	300,922
6.00%, 11/15/39	540	594,608
6.00%, 04/20/40	546	594,522
6.00%, 07/20/45	378	410,591
6.00%, 01/20/46	1,126	1,223,026
6.00%, 09/01/48(b)	7,000	7,573,635
6.50%, 10/20/38	1,550	1,732,403

		12,046,191,375

Total U.S. Government Agency Obligations — 99.7% (Cost: $12,208,368,467)		12,046,191,375

Short-Term Investments

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.15%(d)(e)(f)	1,271,453	1,271,834,170

72	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(d)(e)	100	$100,000

		1,271,934,170

Total Short-Term Investments — 10.5% (Cost: $1,271,596,382)		1,271,934,170

Total Investments in Securities — 110.2% (Cost: $13,479,964,849)		13,318,125,545

Other Assets, Less Liabilities — (10.2)%		(1,231,776,943)

Net Assets — 100.0%		$12,086,348,602

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	TBA transaction.
(c)	Rounds to less than 1,000.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security represents an investment of TBA cash collateral.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,912,433	(2,640,980)	1,271,453	$1,271,834,170	$20,222,677	$152,711		$83,985
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	100	100,000	864	—		—

				$1,271,934,170	$20,223,541	$152,711		$83,985

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$12,046,191,375	$—	$12,046,191,375
Money Market Funds	1,271,934,170	—	—	1,271,934,170

	$1,271,934,170	$12,046,191,375	$—	$13,318,125,545

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	73

Statements of Assets and Liabilities (unaudited)

August 31, 2018

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF	iShares MBS ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,955,846,325	$120,119,149	$402,640,061	$12,046,191,375
Affiliated(c)	32,841,469	2,606,388	1,465,264	1,271,934,170
Cash	—	—	—	163,603
Receivables:
Investments sold	29,315,500	3,173,570	987,480	215,469,055
Securities lending income — Affiliated	8,515	677	—	—
Securities related to in-kind transactions	19,078	—	—	—
Dividends	21,925	1,372	2,456	2,255,794
Interest	12,037,984	899,778	3,879,641	33,986,856

Total assets	2,030,090,796	126,800,934	408,974,902	13,570,000,853

LIABILITIES
Cash received:
Collateral — TBA commitments	—	—	—	1,349,000
Collateral on securities loaned, at value	15,340,870	1,286,515	—	—
Payables:
Investments purchased	33,998,001	3,643,810	2,156,645	1,439,798,199
Capital shares redeemed	—	—	—	41,672,843
Investment advisory fees	338,313	21,740	68,950	832,209

Total liabilities	49,677,184	4,952,065	2,225,595	1,483,652,251

NET ASSETS	$1,980,413,612	$121,848,869	$406,749,307	$12,086,348,602

NET ASSETS CONSIST OF:
Paid-in capital	$2,028,402,314	$126,023,245	$414,094,332	$12,476,489,901
Undistributed (distributions in excess of) net investment income	3,611,849	274,480	842,829	(668,810)
Accumulated net realized loss	(5,770,150)	(1,722,179)	(3,116,840)	(227,633,186)
Net unrealized depreciation	(45,830,401)	(2,726,677)	(5,071,014)	(161,839,303)

NET ASSETS	$1,980,413,612	$121,848,869	$406,749,307	$12,086,348,602

Shares outstanding	18,350,000	1,100,000	3,650,000	116,000,000

Net asset value	$107.92	$110.77	$111.44	$104.19

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$14,924,036	$1,246,127	$—	$—
(b) Investments, at cost — Unaffiliated	$2,001,600,465	$122,838,229	$407,711,075	$12,208,368,467
(c) Investments, at cost — Affiliated	$32,917,730	$2,613,985	$1,465,264	$1,271,596,382

See notes to financial statements.

74	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2018

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF	iShares MBS ETF

INVESTMENT INCOME
Dividends — Affiliated	$114,276	$7,231	$19,922	$20,223,541
Interest — Unaffiliated	22,300,656	1,948,037	4,878,288	151,709,181
Interest — Affiliated	53,288	2,977	—	—
Securities lending income — Affiliated — net	54,232	3,211	—	—
Other income — Unaffiliated	—	250	—	—

Total investment income	22,522,452	1,961,706	4,898,210	171,932,722

EXPENSES
Investment advisory fees	1,948,925	142,510	428,930	5,280,650

Total expenses	1,948,925	142,510	428,930	5,280,650

Less:
Investment advisory fees waived	—	—	—	(767,148)

Total expenses after fees waived	1,948,925	142,510	428,930	4,513,502

Net investment income	20,573,527	1,819,196	4,469,280	167,419,220

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,745,086)	(316,127)	(1,049,984)	(41,357,905)
Investments — Affiliated	(3,101)	—	—	152,711
In-kind redemptions — Unaffiliated	(461,397)	(393,321)	(1,379,014)	—

Net realized loss	(2,209,584)	(709,448)	(2,428,998)	(41,205,194)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(326,055)	118,848	2,055,564	30,875,714
Investments — Affiliated	(6,287)	(228)	—	83,985

Net change in unrealized appreciation (depreciation)	(332,342)	118,620	2,055,564	30,959,699

Net realized and unrealized loss	(2,541,926)	(590,828)	(373,434)	(10,245,495)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,031,601	$1,228,368	$4,095,846	$157,173,725

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	75

Statements of Changes in Net Assets

	iShares Intermediate Government/Credit Bond ETF		iShares Government/Credit Bond ETF
	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,573,527	$40,454,042	$1,819,196	$3,753,718
Net realized gain (loss)	(2,209,584)	1,275,642	(709,448)	(109,864)
Net change in unrealized appreciation (depreciation)	(332,342)	(40,349,027)	118,620	(2,044,097)

Net increase in net assets resulting from operations	18,031,601	1,380,657	1,228,368	1,599,757

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(20,351,619)	(40,426,567)	(1,833,884)	(3,782,450)

Decrease in net assets resulting from distributions to shareholders	(20,351,619)	(40,426,567)	(1,833,884)	(3,782,450)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	80,330,431	(380,875,262)	(22,009,513)	(6,176,397)

NET ASSETS
Total increase (decrease) in net assets	78,010,413	(419,921,172)	(22,615,029)	(8,359,090)
Beginning of period	1,902,403,199	2,322,324,371	144,463,898	152,822,988

End of period	$1,980,413,612	$1,902,403,199	$121,848,869	$144,463,898

Undistributed net investment income included in net assets at end of period	$3,611,849	$3,389,941	$274,480	$289,168

See notes to financial statements.

76	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Agency Bond ETF		iShares MBS ETF
	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,469,280	$7,963,448	$167,419,220	$233,803,158
Net realized gain (loss)	(2,428,998)	513,812	(41,205,194)	(95,170,034)
Net change in unrealized appreciation (depreciation)	2,055,564	(6,407,690)	30,959,699	(168,474,081)

Net increase (decrease) in net assets resulting from operations	4,095,846	2,069,570	157,173,725	(29,840,957)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,342,619)	(7,956,662)	(167,511,298)	(243,357,623)
Return of capital	—	—	—	(4,283,495)

Decrease in net assets resulting from distributions to shareholders	(4,342,619)	(7,956,662)	(167,511,298)	(247,641,118)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(38,700,810)	(164,851,483)	220,310,060	1,923,205,813

NET ASSETS
Total increase (decrease) in net assets	(38,947,583)	(170,738,575)	209,972,487	1,645,723,738
Beginning of period	445,696,890	616,435,465	11,876,376,115	10,230,652,377

End of period	$406,749,307	$445,696,890	$12,086,348,602	$11,876,376,115

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$842,829	$716,168	$(668,810)	$(576,732)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	77

Financial Highlights

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$108.09		$110.32	$111.23	$111.39	$110.48	$112.27

Net investment income(a)	1.15		2.10	1.97	1.94	1.91	1.95
Net realized and unrealized gain (loss)(b)	(0.18)		(2.22)	(0.94)	(0.18)	0.90	(1.81)

Net increase (decrease) from investment operations	0.97		(0.12)	1.03	1.76	2.81	0.14

Distributions
From net investment income	(1.14)		(2.11)	(1.94)	(1.92)	(1.90)	(1.93)

Total distributions	(1.14)		(2.11)	(1.94)	(1.92)	(1.90)	(1.93)

Net asset value, end of period	$107.92		$108.09	$110.32	$111.23	$111.39	$110.48

Total Return
Based on net asset value	0.90	%(c)	(0.14)%	0.94%	1.62%	2.56%	0.14%

Ratios to Average Net Assets
Total expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.11	%(d)	1.90%	1.77%	1.75%	1.72%	1.77%

Supplemental Data
Net assets, end of period (000)	$1,980,414		$1,902,403	$2,322,324	$2,002,215	$1,654,167	$1,270,531

Portfolio turnover rate(e)	10	%(c)	19%	20%	20%	22%	30%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

78	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$111.13		$113.20	$113.77	$115.05	$111.80	$114.75

Net investment income(a)	1.42		2.57	2.37	2.31	2.32	2.53
Net realized and unrealized gain (loss)(b)	(0.37)		(1.99)	(0.57)	(1.30)	3.28	(2.89)

Net increase (decrease) from investment operations	1.05		0.58	1.80	1.01	5.60	(0.36)

Distributions
From net investment income	(1.41)		(2.65)	(2.37)	(2.29)	(2.35)	(2.59)

Total distributions	(1.41)		(2.65)	(2.37)	(2.29)	(2.35)	(2.59)

Net asset value, end of period	$110.77		$111.13	$113.20	$113.77	$115.05	$111.80

Total Return
Based on net asset value	0.96	%(c)	0.48%	1.57%	0.93%	5.05%	(0.29)%

Ratios to Average Net Assets
Total expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.55	%(d)	2.26%	2.06%	2.04%	2.05%	2.26%

Supplemental Data
Net assets, end of period (000)	$121,849		$144,464	$152,823	$352,680	$241,609	$145,342

Portfolio turnover rate(e)	13	%(c)	17%	14%	15%	15%	34%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$111.42		$113.11	$114.67	$113.83	$111.90	$113.40

Net investment income(a)	1.17		1.83	1.50	1.51	1.50	1.36
Net realized and unrealized gain (loss)(b)	(0.02)		(1.70)	(1.34)	0.79	1.94	(1.52)

Net increase (decrease) from investment operations	1.15		0.13	0.16	2.30	3.44	(0.16)

Distributions
From net investment income	(1.13)		(1.82)	(1.51)	(1.46)	(1.51)	(1.34)
From net realized gain	—		—	(0.21)	—	—	—

Total distributions	(1.13)		(1.82)	(1.72)	(1.46)	(1.51)	(1.34)

Net asset value, end of period	$111.44		$111.42	$113.11	$114.67	$113.83	$111.90

Total Return
Based on net asset value	1.04	%(c)	0.10%	0.14%	2.05%	3.08%	(0.12)%

Ratios to Average Net Assets
Total expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.08	%(d)	1.62%	1.31%	1.33%	1.33%	1.22%

Supplemental Data
Net assets, end of period (000)	$406,749		$445,697	$616,435	$579,107	$455,334	$380,476

Portfolio turnover rate(e)	40	%(c)	78%	71%	96%	68%	106%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized. (d) Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

80	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MBS ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$104.27		$106.68	$109.39	$109.92	$106.71	$108.05

Net investment income(a)	1.45		2.26	1.65	1.45	1.42	1.46
Net realized and unrealized gain (loss)(b)	(0.08)		(2.24)	(1.61)	0.98	3.61	(1.41)

Net increase from investment operations	1.37		0.02	0.04	2.43	5.03	0.05

Distributions
From net investment income	(1.45)		(2.39)	(1.90)	(1.57)	(0.85)	(1.39)
From net realized gain	—		—	(0.85)	(1.39)	(0.97)	—
Return of capital	—		(0.04)	—	—	—	—

Total distributions	(1.45)		(2.43)	(2.75)	(2.96)	(1.82)	(1.39)

Net asset value, end of period	$104.19		$104.27	$106.68	$109.39	$109.92	$106.71

Total Return
Based on net asset value	1.33	%(c)	(0.01)%	0.03%	2.27%	4.75%	0.06%

Ratios to Average Net Assets
Total expenses	0.09	%(d)	0.14%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.07	%(d)	0.13%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.76	%(d)	2.12%	1.52%	1.32%	1.31%	1.38%

Supplemental Data
Net assets, end of period (000)	$12,086,349		$11,876,376	$10,230,652	$7,712,148	$6,870,259	$5,570,279

Portfolio turnover rate(e)(f)	217	%(c)	745%	748%	920%	936%	560%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized. (d) Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Intermediate Government/Credit Bond	Diversified
Government/Credit Bond	Diversified
Agency Bond	Diversified
MBS	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

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Notes to Financial Statements (unaudited) (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investment.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Intermediate Government/Credit Bond
Barclays Bank PLC	$2,008,508	$2,008,508		$—	$—
Barclays Capital Inc.	340,582	340,582		—	—
BMO Capital Markets	884,117	884,117		—	—
Citigroup Global Markets Inc.	4,630,226	4,630,226		—	—
Credit Suisse Securities (USA) LLC	406,116	406,116		—	—
Goldman Sachs &Co.	791,633	791,633		—	—
HSBC Securities (USA) Inc.	306,076	306,076		—	—
JPMorgan Securities LLC	1,886,561	1,886,561		—	—
Morgan Stanley & Co. LLC	263,288	263,288		—	—
Nomura Securities International Inc.	227,005	227,005		—	—
Wells Fargo Securities LLC	3,179,924	3,179,924		—	—

	$14,924,036	$14,924,036		$—	$—

Government/Credit Bond
Barclays Bank PLC	$102,717	$102,717		$—	$—
Barclays Capital Inc.	177,919	177,919		—	—
BMO Capital Markets	23,867	23,867		—	—
Citigroup Global Markets Inc.	389,815	389,815		—	—
Goldman Sachs &Co.	42,432	42,432		—	—
Jefferies LLC	40,240	40,240		—	—
JPMorgan Securities LLC	186,929	186,929		—	—
RBC Capital Markets LLC	87,966	87,966		—	—
Wells Fargo Securities LLC	194,242	194,242		—	—

	$1,246,127	$1,246,127		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

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Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Intermediate Government/Credit Bond	0.20%
Government/Credit Bond	0.20
Agency Bond	0.20

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0900%
Over $121 billion, up to and including $181 billion	0.0855
Over $181 billion, up to and including $231 billion	0.0813
Over $231 billion, up to and including $281 billion	0.0772
Over $281 billion	0.0734

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2023 in order to limit total annual operating expenses after fee waiver to 0.09% of average daily net assets.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Intermediate Government/Credit Bond	$16,407
Government/Credit Bond	968

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements (unaudited) (continued)

For the six months ended August 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Intermediate Government/Credit Bond	$164,300	$36,082,797
Agency Bond	8,051,546	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2018, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Intermediate Government/Credit Bond	$146,466,559	$120,974,531	$54,287,092	$67,726,645
Government/Credit Bond	12,284,742	9,885,373	7,267,410	8,693,322
Agency Bond	143,961,171	166,699,496	25,385,880	—
MBS	25,877,373,244	26,814,682,915	—	—

For the six months ended August 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate Government/Credit Bond	$104,166,411	$36,796,149
Government/Credit Bond	—	21,338,753
Agency Bond	17,443,462	58,548,346
MBS	1,180,286,796	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Intermediate Government/Credit Bond	$3,541,229
Government/Credit Bond	1,012,717
Agency Bond	597,936
MBS	184,348,293

As of August 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate Government/Credit Bond	$2,034,537,532	$1,231,663	$(47,081,401)	$(45,849,738)
Government/Credit Bond	125,452,228	339,174	(3,065,865)	(2,726,691)
Agency Bond	409,266,245	289,415	(5,450,335)	(5,160,920)
MBS	13,482,621,280	13,296,796	(177,792,531)	(164,495,735)

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Notes to Financial Statements (unaudited) (continued)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 08/31/18		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount
Intermediate Government/Credit Bond
Shares sold	1,100,000	$118,129,329	5,150,000	$568,081,816
Shares redeemed	(350,000)	(37,798,898)	(8,600,000)	(948,957,078)

Net increase (decrease)	750,000	$80,330,431	(3,450,000)	$(380,875,262)

Government/Credit Bond
Shares sold	—	$703	2,150,000	$243,403,066
Shares redeemed	(200,000)	(22,010,216)	(2,200,000)	(249,579,463)

Net decrease	(200,000)	$(22,009,513)	(50,000)	$(6,176,397)

Agency Bond
Shares sold	250,000	$27,884,721	400,000	$45,269,679
Shares redeemed	(600,000)	(66,585,531)	(1,850,000)	(210,121,162)

Net decrease	(350,000)	$(38,700,810)	(1,450,000)	$(164,851,483)

MBS

Shares sold	12,800,000	$1,331,537,470	26,200,000	$2,798,324,262
Shares redeemed	(10,700,000)	(1,111,227,410)	(8,200,000)	(875,118,449)

Net increase	2,100,000	$220,310,060	18,000,000	$1,923,205,813

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

I. iShares Intermediate Government/Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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Board Review and Approval of Investment Advisory Contract (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Government/Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

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Board Review and Approval of Investment Advisory Contract (continued)

composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c)Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c)Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the i Shares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Agency Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the AdvisoryContract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c)Committee reviewed and discussed information provided in response to the 15(c)Committee’s initial requests, and requested certain additional

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Board Review and Approval of Investment Advisory Contract (continued)

information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c)Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider),objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broad ridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the15(c)Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	93

Board Review and Approval of Investment Advisory Contract (continued)

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c)Committee and the Board during their meetings and addressed by management. The15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisoryfees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on are view of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares MBS ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act)(the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c)Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c)Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based

94	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider),objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the15(c)Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c)Committee and the Board during their meetings and addressed by management. The15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	95

Board Review and Approval of Investment Advisory Contract (continued)

the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had considered during the June 12-14, 2018 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

96	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Intermediate Government/Credit Bond	$1.135870	$—	$0.000819	$1.136689	100%	—%	0	%(a)	100%
Government/Credit Bond	1.408910	—	0.001770	1.410680	100	—	0	(a)	100
MBS	1.330054	—	0.118349	1.448403	92	—	8		100

(a)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	97

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds ‘Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

98	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

RB	Revenue Bond

STRIPS	Separate Trading of Registered Interest & Principal of Securities

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	99

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

© 2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶  iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

▶  iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Fund Summary as of August 31, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.56%	2.83%	4.41%	6.46%	2.83%	24.06%	86.93%
Fund Market	2.82	2.52	4.33	6.34	2.52	23.63	84.88
Index	2.79	3.19	4.91	7.06	3.19	27.07	97.85

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/18)	(08/31/18)	the Period	(a)	(03/01/18)	(08/31/18)	the Period	(a)	Ratio
$ 1,000.00	$1,025.60	$2.50		$1,000.00	$1,022.70	$2.50		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Communications	23.3%
Consumer Non-Cyclical	18.3
Energy	14.6
Consumer Cyclical	12.5
Financial	9.2
Industrial	8.3
Technology	6.3
Basic Materials	4.6
Utilities	2.9

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	1.6%
Ba	43.8
B	39.6
Caa	13.5
Ca	0.6
Not Rated	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Investment Objective

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.38%	(1.67)%	3.86%	5.57%	(1.67)%	20.88%	71.91%
Fund Market	0.39	(1.88)	3.86	5.51	(1.88)	20.86	70.92
Index	0.42	(1.61)	4.07	5.90	(1.61)	22.07	77.38

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/18)	(08/31/18)	the Period	(a)	(03/01/18)	(08/31/18)	the Period	(a)	Ratio
$ 1,000.00	$1,003.80	$0.76		$1,000.00	$1,024.40	$0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financial	32.9%
Consumer Non-Cyclical	20.3
Communications	12.7
Energy	10.0
Technology	9.6
Consumer Cyclical	5.7
Industrial	4.7
Utilities	2.4
Basic Materials	1.7

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	3.2%
Aa	7.7
A	40.2
Baa	45.4
Ba	3.1
Not Rated	0.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp.
5.00%, 05/01/23 (Call 10/01/18)(a)	$11,564	$11,762,496
5.38%, 01/15/24 (Call 01/15/19)(a)	11,625	11,864,766
5.75%, 02/01/26 (Call 02/01/21)(a)	9,204	9,552,026
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 10/01/18)(a)	8,717	8,788,604
5.63%, 02/15/24 (Call 02/15/19)	9,433	9,493,482
5.88%, 03/15/25 (Call 09/15/19)(a)	10,709	10,816,090

		62,277,464
Aerospace & Defense — 2.2%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	25,771	25,743,389
5.40%, 04/15/21 (Call 01/15/21)	25,838	26,478,524
5.87%, 02/23/22(a)	11,369	11,738,493
6.15%, 08/15/20(a)	16,515	17,145,089
Bombardier Inc.
5.75%, 03/15/22(b)	8,583	8,620,115
6.00%, 10/15/22 (Call 10/01/18)(a)(b)	24,542	24,542,000
6.13%, 01/15/23(b)	26,774	27,075,207
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	20,925	21,914,794
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	29,915	30,764,858
7.75%, 03/15/20(a)(b)	15,180	15,918,918
8.75%, 12/01/21(b)	28,732	31,712,658
KLX Inc., 5.88%, 12/01/22 (Call 10/01/18)(b)	20,089	20,761,007
TransDigm Inc.
5.50%,10/15/20 (Call 10/01/18)(a)	11,084	11,074,764
6.00%, 07/15/22 (Call 10/01/18)(a)	24,843	25,215,645
6.38%, 06/15/26 (Call 06/15/21)	18,458	18,674,588
6.50%, 07/15/24 (Call 07/15/19)(a)	25,207	25,673,002
6.50%, 05/15/25 (Call 05/15/20)(a)	17,354	17,672,156
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(a)(b)	9,761	10,029,428
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(a)	11,045	10,727,456

		381,482,091
Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(b)	9,239	9,941,801
American Airlines Group Inc.
4.63%, 03/01/20(a)(b)	9,868	9,904,058
5.50%,10/01/19(b)	9,167	9,294,028
United Continental Holdings Inc., 4.25%, 10/01/22	7,973	7,849,418

		36,989,305
Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	18,553	18,118,489
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	17,916	17,274,944

		35,393,433
Auto Manufacturers — 1.0%
Allison Transmission Inc.
4.75%,10/01/27 (Call 10/01/22)(a)(b)	8,241	7,736,239
5.00%,10/01/24 (Call 10/01/19)(a)(b)	20,007	19,761,914
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	24,215	24,379,662
5.25%, 04/15/23(a)	28,898	29,328,291
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)(b)	9,110	8,973,350
4.25%,11/15/19(b)	5,617	5,589,617

Security	Par (000)	Value

Auto Manufacturers (continued)
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	$10,163	$8,525,684
5.63%, 02/01/23 (Call 10/01/18)(b)	10,260	10,080,523
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)(b)	22,995	23,894,268
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	37,048	32,102,955

		170,372,503
Auto Parts & Equiptment — 0.6%
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(a)	14,375	14,303,125
6.25%, 03/15/26 (Call 03/15/21)(a)	8,164	8,051,745
6.50%, 04/01/27 (Call 04/01/22)(a)	10,440	10,341,400
6.63%, 10/15/22 (Call 10/01/18)(a)	9,133	9,361,325
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	7,384	7,384,000
Dana Inc., 5.50%,12/15/24 (Call 12/15/19)(a)	9,010	8,931,652
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(a)	14,637	13,387,865
5.00%, 05/31/26 (Call 05/31/21)(a)	18,686	17,474,331
5.13%, 11/15/23 (Call 11/15/18)(a)	19,463	19,414,343

		108,649,786
Banks — 1.3%
BPCE SA, 12.50%, (Call 09/30/19)(a)(b)(c)(d)(e)	10,555	11,474,472
CIT Group Inc.
3.88%, 02/19/19	1,652	1,658,997
4.13%, 03/09/21 (Call 02/09/21)(a)	12,516	12,562,935
4.75%, 02/16/24 (Call 11/16/23)(a)	7,843	7,862,608
5.00%, 08/15/22(a)	18,750	19,195,312
5.00%, 08/01/23(a)	14,662	14,961,350
5.25%, 03/07/25 (Call 12/07/24)(a)	10,714	10,901,495
5.38%, 05/15/20(a)	9,420	9,696,713
6.13%, 03/09/28(a)	9,197	9,620,446
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(d)(e)	31,355	28,660,652
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(a)(d)(e)	19,456	16,873,169
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(a)(c)(d)(e)	13,305	13,105,425
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(b)	8,340	8,079,375
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	14,715	14,256,628
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	4,790	4,807,463
6.00%, 12/19/23(a)	3,911	4,080,179
6.10%, 06/10/23(a)	5,368	5,635,065
6.13%, 12/15/22(a)	6,457	6,775,544
UniCredit SpA, 5.86%, 06/19/32 (Call 06/19/27)(b)(d)(e)	20,436	17,830,334

		218,038,162
Building Materials — 0.6%
Griffon Corp., 5.25%, 03/01/22 (Call 10/01/18)(a)	20,089	19,753,112
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	20,291	18,769,175
5.00%, 02/15/27 (Call 02/15/22)(b)	10,274	9,760,300
5.38%, 11/15/24 (Call 11/15/19)(a)(b)	19,864	19,963,320
5.50%, 02/15/23 (Call 02/15/19)(a)(b)	10,347	10,515,139
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	20,617	21,045,833

		99,806,879
Chemicals — 2.0%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(a)	22,636	22,866,887

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	$14,805	$16,737,876
10.00%, 10/15/25 (Call 10/15/20)	8,670	10,035,525
CF Industries Inc.
3.45%, 06/01/23(a)	16,711	16,052,465
7.13%, 05/01/20	10,006	10,566,136
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(a)	10,579	10,393,867
6.63%, 05/15/23 (Call 10/01/18)	17,414	18,243,584
7.00%, 05/15/25 (Call 05/15/20)(a)	13,562	14,477,435
Hexion Inc.
6.63%, 04/15/20 (Call 10/01/18)	31,999	30,279,054
10.38%, 02/01/22 (Call 02/01/19)(b)	12,511	12,329,590
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 10/01/18)(a)	10,236	8,633,426
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)(a)	12,254	12,535,842
5.13%, 11/15/22 (Call 08/15/22)	9,358	9,650,504
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(b)	20,604	20,140,410
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	9,792	9,448,168
5.25%, 08/01/23 (Call 10/01/18)(a)(b)	10,621	10,621,000
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	20,699	19,682,162
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(a)	10,988	10,522,450
5.13%, 09/15/27 (Call 03/15/22)(a)	9,685	9,561,849
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)(a)(b)	17,094	16,979,414
6.50%, 02/01/22 (Call 10/01/18)(a)(b)	24,301	24,856,480
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	9,624	9,299,190
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	12,413	12,182,473
WR Grace &Co.-Conn, 5.13%, 10/01/21(a)(b)	16,417	16,818,691

		352,914,478
Coal — 0.1%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)(b)	6,713	6,746,565
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	6,248	6,341,720

		13,088,285
Commercial Services — 3.6%
ADT Corp. (The)
3.50%, 07/15/22(a)	19,065	18,064,088
4.13%, 06/15/23(a)	14,872	14,146,990
6.25%, 10/15/21	21,249	22,459,556
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)(a)	7,883	7,114,408
7.88%, 12/01/22 (Call 12/01/18)	18,470	18,862,487
8.75%, 12/01/20 (Call 10/01/18)(a)	19,237	19,193,167
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)(a)(b)	8,444	8,103,622
4.38%, 08/15/27 (Call 08/15/22)(a)(b)	11,296	10,872,400
5.25%, 08/01/26 (Call 08/01/21)(a)(b)	4,013	4,116,460
5.63%, 10/01/24 (Call 10/01/19)(a)(b)	10,286	10,664,731
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 10/01/18)(a)(b)	7,848	7,809,850
5.50%, 04/01/23 (Call 10/01/18)(a)	13,377	13,328,123
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)(b)	16,024	13,460,160
5.88%, 10/15/20 (Call 10/01/18)	14,704	14,607,542

Security	Par (000)	Value

Commercial Services (continued)
6.25%, 10/15/22 (Call 10/01/18)(a)	$10,316	$9,671,250
7.38%, 01/15/21 (Call 10/01/18)(a)	9,181	9,192,476
7.63%, 06/01/22 (Call 06/01/19)(b)	25,045	24,919,775
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 10/01/18)(a)(b)	24,200	24,382,226
Nielsen Co. Luxembourg SARL (The)
5.00%, 02/01/25 (Call 02/01/20)(a)(b)	10,786	10,462,420
5.50%, 10/01/21 (Call 10/01/18)(a)(b)	12,303	12,327,991
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/18)(a)	16,660	16,625,922
5.00%, 04/15/22 (Call 10/01/18)(a)(b)	46,279	44,948,942
Prime Security Services Borrower LLC/Prime Finance Inc., 9.25%, 05/15/23 (Call 05/15/19)(a)(b)	51,268	54,984,930
RR Donnelley & Sons Co., 7.88%, 03/15/21(a)	9,679	10,138,753
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(a)	10,909	10,433,027
5.38%, 01/15/22 (Call 10/01/18)(a)	8,992	9,138,120
5.38%, 05/15/24 (Call 05/15/19)(a)	17,609	17,952,375
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)(b)	16,463	16,133,740
United Rentals North America Inc.
4.63%, 07/15/23 (Call 10/01/18)(a)	21,612	21,855,135
4.63%, 10/15/25 (Call 10/15/20)(a)	15,379	15,071,420
4.88%, 01/15/28 (Call 01/15/23)(a)	34,545	33,033,656
5.50%, 07/15/25 (Call 07/15/20)(a)	14,121	14,436,200
5.50%, 05/15/27 (Call 05/15/22)(a)	19,634	19,584,915
5.75%, 11/15/24 (Call 05/15/19)(a)	17,714	18,284,391
5.88%, 09/15/26 (Call 09/15/21)(a)	19,942	20,590,115
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	17,010	17,430,147

		614,401,510
Computers — 1.9%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	10,373	10,385,966
Dell Inc.
4.63%, 04/01/21(a)	7,530	7,615,152
5.88%, 06/15/19	2,637	2,681,565
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 09/17/18)(b)	33,224	34,179,190
7.13%, 06/15/24 (Call 06/15/19)(a)(b)	32,393	34,563,331
EMC Corp.
2.65%, 06/01/20	41,015	40,143,431
3.38%, 06/01/23 (Call 03/01/23)	20,204	19,017,015
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(b)	20,791	21,778,572
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)(b)	17,588	16,488,750
9.25%, 03/01/21 (Call 10/01/18)(a)(b)	13,411	12,204,010
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)(a)	9,279	9,368,078
NCR Corp.
4.63%, 02/15/21 (Call 10/01/18)(a)	11,258	11,093,821
5.00%, 07/15/22 (Call 10/01/18)(a)	13,787	13,459,559
5.88%, 12/15/21 (Call 10/01/18)(a)	8,294	8,358,427
6.38%, 12/15/23 (Call 12/15/18)(a)	14,157	14,274,975
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	23,025	21,039,094

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	$48,099	$47,037,455

		323,688,391
Cosmetics & Personal Care — 0.4%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)(b)	9,991	10,165,842
Avon Products Inc.
6.60%, 03/15/20(a)	7,831	7,787,098
7.00%, 03/15/23(a)	10,690	9,220,125
Edgewell Personal Care Co.
4.70%, 05/19/21(a)	9,033	9,145,913
4.70%, 05/24/22(a)	10,357	10,227,537
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 10/01/18)(a)(b)	10,804	10,749,980
5.00%, 07/01/25 (Call 07/01/20)(a)(b)	7,741	7,242,673

		64,539,168
Distribution & Wholesale — 0.1%
HD Supply Inc., 5.75%, 04/15/24 (Call 04/15/19)(b)(f)	22,747	23,941,217

Diversified Financial Services — 4.2%
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	2,424	2,406,790
5.13%, 03/15/21(a)	2,323	2,398,498
6.25%, 12/01/19(a)	2,324	2,399,530
Ally Financial Inc.
3.75%, 11/18/19(a)	10,651	10,670,332
4.13%, 03/30/20(a)	13,158	13,199,119
4.13%, 02/13/22(a)	14,416	14,343,920
4.25%, 04/15/21(a)	13,228	13,266,725
4.63%, 05/19/22(a)	10,096	10,171,720
4.63%, 03/30/25(a)	9,354	9,324,769
5.13%, 09/30/24(a)	14,489	14,851,225
5.75%, 11/20/25 (Call 10/21/25)(a)	21,201	21,989,412
7.50%, 09/15/20(a)	8,039	8,604,011
8.00%, 12/31/18	9	9,138
8.00%, 03/15/20	14,808	15,770,520
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 10/01/18)(a)	24,177	24,509,434
6.00%, 08/01/20 (Call 10/01/18)(a)	36,551	37,179,677
6.25%, 02/01/22 (Call 02/01/19)(a)	23,071	23,674,307
6.38%, 12/15/25 (Call 12/15/20)	15,772	16,028,295
6.75%, 02/01/24 (Call 02/01/20)(a)	10,277	10,608,433
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 10/01/18)(a)(b)	7,129	7,195,977
7.25%, 08/15/24 (Call 08/15/20)(a)(b)	6,670	6,561,613
7.38%, 04/01/20 (Call 10/01/18)(b)	10,670	10,843,387
7.50%, 04/15/21 (Call 10/01/18)(a)(b)	9,105	9,355,387
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)(b)	9,350	9,381,166
5.25%, 10/01/25 (Call 10/01/20)(a)(b)	7,725	7,261,500
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(b)	20,837	21,618,387
9.13%, 07/15/26 (Call 07/15/21)(b)	14,896	15,471,432
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 10/01/18)(a)	10,776	10,776,000
Navient Corp.
4.88%, 06/17/19(a)	4,060	4,087,405
5.00%, 10/26/20(a)	11,259	11,317,659
5.50%, 01/25/23(a)	19,872	19,697,921

Security	Par (000)	Value

Diversified Financial Services (continued)
5.88%, 03/25/21	$14,389	$14,744,049
5.88%, 10/25/24(a)	9,652	9,348,651
6.13%, 03/25/24(a)	15,882	15,793,288
6.50%, 06/15/22	21,477	22,201,849
6.63%, 07/26/21(a)	16,023	16,673,133
6.75%, 06/25/25(a)	8,977	8,954,557
6.75%, 06/15/26(a)	10,353	10,171,822
7.25%, 01/25/22(a)	15,694	16,596,405
7.25%, 09/25/23(a)	11,504	12,133,844
8.00%, 03/25/20(a)	26,098	27,567,056
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)(b)	20,896	19,182,528
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	25,386	25,121,562
Springleaf Finance Corp.
5.25%, 12/15/19(a)	9,560	9,694,864
5.63%, 03/15/23(a)	17,046	16,988,385
6.13%, 05/15/22(a)	19,112	19,655,259
6.88%, 03/15/25(a)	24,187	24,217,234
7.13%, 03/15/26	31,529	31,382,390
7.75%, 10/01/21	13,184	14,229,607
8.25%, 12/15/20(a)	19,229	20,839,429

		720,469,601
Electric — 2.5%
AES Corp./VA
4.00%, 03/15/21	10,615	10,630,392
4.50%, 03/15/23 (Call 03/15/20)(a)	9,728	9,768,534
4.88%, 05/15/23 (Call 10/01/18)(a)	15,223	15,413,287
5.13%, 09/01/27 (Call 09/01/22)(a)	10,520	10,622,570
5.50%, 04/15/25 (Call 04/15/20)(a)	10,731	11,026,103
6.00%, 05/15/26 (Call 05/15/21)(a)	10,638	11,236,459
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	24,340	22,978,907
5.38%, 01/15/23 (Call 10/15/18)(a)	24,965	23,776,167
5.50%, 02/01/24 (Call 02/01/19)(a)	13,145	11,994,812
5.75%, 01/15/25 (Call 10/15/19)(a)	31,961	28,978,751
5.88%, 01/15/24 (Call 11/01/18)(a)(b)	7,590	7,640,996
6.00%, 01/15/22 (Call 10/01/18)(a)(b)	13,998	14,252,964
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)(a)	15,218	16,511,530
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	9,588	9,336,315
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	10,263	9,762,679
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	16,829	16,902,627
6.25%, 07/15/22 (Call 10/01/18)(a)	10,151	10,471,391
6.25%, 05/01/24 (Call 05/01/19)	14,741	15,278,432
6.63%, 01/15/27 (Call 07/15/21)(a)	27,122	28,348,186
7.25%, 05/15/26 (Call 05/15/21)(a)	21,446	23,081,257
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)(a)	11,755	10,123,489
6.50%, 06/01/25 (Call 06/01/20)(a)	10,080	7,509,600
9.50%, 07/15/22 (Call 07/15/20)(a)(b)	8,462	8,142,031
10.50%, 01/15/26 (Call 01/15/22)(b)	13,951	12,242,002
Vistra Energy Corp.
5.88%, 06/01/23 (Call 10/01/18)	10,867	11,178,537
7.38%, 11/01/22 (Call 11/01/18)	33,171	34,507,791
7.63%, 11/01/24 (Call 11/01/19)	23,230	25,030,325
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 09/01/21)(b)	8,806	8,958,794

		425,704,928

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment — 0.1%
Energizer Gamma Acquisition Inc., 6.38%, 07/15/26 (Call 07/15/21)(a)(b)	$11,035	$11,414,825
Energizer Holdings Inc., 5.50%, 06/15/25 (Call 06/15/20)(a)(b)	13,123	13,075,840

		24,490,665
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)(b)	9,374	9,045,910
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	14,411	13,601,822

		22,647,732
Engineering & Construction — 0.3%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(a)	20,770	20,354,600
5.88%, 10/15/24 (Call 07/15/24)(a)	15,829	16,791,930
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	19,670	20,186,338

		57,332,868
Entertainment — 2.1%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	13,027	12,647,822
5.88%, 11/15/26 (Call 11/15/21)(a)	11,366	11,074,746
6.13%, 05/15/27 (Call 05/15/22)(a)	9,387	9,187,526
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	35,133	33,552,015
Cinemark USA Inc.
4.88%, 06/01/23 (Call 10/01/18)(a)	17,143	16,928,712
5.13%, 12/15/22 (Call 10/01/18)(a)	8,426	8,449,172
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)(a)	17,316	17,640,675
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	5,182	5,272,685
4.88%, 11/01/20 (Call 08/01/20)(a)	17,047	17,473,175
5.25%, 06/01/25	9,245	9,614,800
5.38%, 11/01/23 (Call 08/01/23)	8,317	8,753,642
5.38%, 04/15/26(a)	18,646	19,362,939
5.75%, 06/01/28 (Call 03/03/28)	9,783	10,368,023
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)(a)(b)	9,135	9,284,494
6.25%, 02/15/22 (Call 08/15/21)(a)(b)	30,427	31,388,950
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	22,210	23,376,025
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(b)	26,425	25,070,719
10.00%, 12/01/22 (Call 12/01/18)(a)	44,888	47,585,769
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(b)	20,236	19,862,899
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	9,975	9,900,187
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	19,882	20,651,195

		367,446,170
Environmental Control — 0.4%
Clean Harbors Inc., 5.13%, 06/01/21 (Call 10/01/18)(a)	9,307	9,341,901
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)(a)	6,095	6,143,253
5.88%, 07/01/25 (Call 07/01/20)(a)	8,276	8,250,924
6.38%, 10/01/22 (Call 10/01/18)(a)	8,822	8,998,440
GFL Environmental Inc., 5.38%, 03/01/23 (Call 03/01/20)(a)(b)	8,682	8,221,246

Security	Par (000)	Value

Environmental Control (continued)
Hulk Finance Corp., 7.00%, 06/01/26 (Call 06/01/21)(a)(b)	$8,614	$8,242,521
Tervita Escrow Corp., 7.63%, 12/01/21 (Call 12/01/18)(a)(b)	11,856	12,285,780

		61,484,065
Food — 1.8%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	26,501	23,966,974
6.63%, 06/15/24 (Call 06/15/19)	25,309	24,412,639
B&G Foods Inc.
4.63%, 06/01/21 (Call 10/01/18)(a)	12,383	12,347,621
5.25%, 04/01/25 (Call 04/01/20)(a)	19,718	19,151,107
ESAL GmbH, 6.25%, 02/05/23 (Call 10/01/18)(b)	9,350	9,062,488
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)(b)	4,375	4,372,813
7.75%, 10/28/20 (Call 10/01/18)(b)	4,150	4,231,382
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	4,292	4,045,210
5.88%, 07/15/24 (Call 07/15/19)(b)	4,000	3,851,200
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	18,270	17,950,275
4.88%, 11/01/26 (Call 11/01/21)(b)	17,193	16,973,789
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)(b)	20,883	20,125,991
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	17,488	16,548,020
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)(b)	34,887	33,491,520
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	19,180	19,068,842
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	20,478	19,863,660
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	27,866	27,572,571
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 10/01/18)	9,538	9,514,155
6.00%, 02/15/24 (Call 02/15/19)(a)(b)	15,634	15,848,967

		302,399,224
Food Service — 0.4%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(a)	10,077	9,919,547
5.00%, 04/01/25 (Call 04/01/20)(b)	12,503	12,596,773
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	24,086	23,548,367
5.13%, 01/15/24 (Call 01/15/19)	16,650	16,893,922

		62,958,609
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(a)	14,604	14,284,537
5.63%, 05/20/24 (Call 03/20/24)(a)	12,480	12,352,971
5.75%, 05/20/27 (Call 02/20/27)	9,780	9,657,750
5.88%, 08/20/26 (Call 05/20/26)(a)	12,117	12,009,320
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)	1,412	1,330,810
7.50%, 11/01/23 (Call 11/01/19)(a)	12,073	12,344,643

		61,980,031
Health Care - Products — 1.5%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)(b)	30,722	31,135,893
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	41,271	42,435,432
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21 (Call 10/01/18)(a)(b)	21,770	22,484,056

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)(b)	$21,131	$20,259,346
4.63%, 02/01/28 (Call 02/01/23)(b)	7,214	6,763,955
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 09/17/18)(a)(b)	13,065	13,491,655
12.50%, 11/01/21 (Call 05/01/19)(a)(b)	9,793	10,714,794
Mallinckrodt International Finance SA, 4.75%, 04/15/23(a)	11,733	10,108,713
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 10/01/18)(a)(b)	14,395	14,342,560
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	13,675	11,654,519
5.63%, 10/15/23 (Call 10/15/18)(a)(b)	14,598	13,003,625
5.75%, 08/01/22 (Call 10/01/18)(a)(b)	18,714	17,442,904
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 10/01/18)(a)(b)	27,219	26,661,351
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	11,289	10,752,772
4.88%, 06/01/26 (Call 06/01/21)	7,206	7,106,917

		258,358,492
Health Care - Services — 7.5%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 10/01/18)(a)	13,253	13,551,193
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	19,548	19,857,103
4.75%, 01/15/25 (Call 01/15/20)(a)	25,261	25,420,930
5.38%, 06/01/26 (Call 06/01/21)(b)	36,777	37,978,082
5.63%, 02/15/21 (Call 10/01/18)	28,728	29,339,906
6.13%, 02/15/24 (Call 02/15/19)	21,143	22,213,893
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 10/01/18)(a)	16,568	15,983,978
6.25%, 03/31/23 (Call 03/31/20)	63,824	60,632,800
6.88%, 02/01/22 (Call 10/01/18)(a)	37,284	18,810,945
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	28,498	23,439,605
8.63%, 01/15/24 (Call 01/15/21)(b)	14,117	14,694,285
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(f)	37,871	33,989,222
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(a)	30,567	29,008,490
5.13%, 07/15/24 (Call 07/15/19)(a)	35,355	34,117,575
5.75%, 08/15/22 (Call 10/01/18)(a)	23,116	23,433,845
Encompass Health Corp., 5.75%, 11/01/24 (Call 10/01/18)	27,244	27,618,161
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 09/11/18)(b)	16,652	16,875,761
5.63%, 07/15/22 (Call 10/01/18)(a)	23,101	23,678,525
6.25%, 12/01/24 (Call 12/01/19)(a)(b)	12,918	13,767,988
HCA Healthcare Inc., 6.25%, 02/15/21(a)	20,252	21,188,655
HCA Inc.
4.25%, 10/15/19(a)	6,769	6,836,081
4.50%, 02/15/27 (Call 08/15/26)(a)	22,758	22,530,420
4.75%, 05/01/23(a)	24,214	24,597,247
5.00%, 03/15/24(a)	36,818	37,638,305
5.25%, 04/15/25(a)	25,774	26,611,655
5.25%, 06/15/26 (Call 12/15/25)(a)	29,094	29,907,308
5.38%, 02/01/25(a)	50,264	50,892,300
5.38%, 09/01/26 (Call 03/01/26)	17,555	17,642,775
5.63%, 09/01/28 (Call 03/01/28)	14,166	14,219,122
5.88%, 03/15/22(a)	26,470	28,124,375
5.88%, 05/01/23(a)	24,140	25,322,312

Security	Par (000)	Value

Health Care - Services (continued)
5.88%, 02/15/26 (Call 08/15/25)(a)	$29,005	$30,011,111
6.50%, 02/15/20	45,124	46,856,762
7.50%, 02/15/22(a)	37,592	41,351,200
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)(a)	11,320	11,758,650
5.50%, 12/01/21 (Call 10/01/18)(a)	22,962	23,363,835
5.88%, 12/01/23 (Call 12/01/18)(a)	10,268	10,723,214
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(a)	14,187	14,559,409
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)(b)	33,394	34,604,532
Tenet Healthcare Corp.
4.38%, 10/01/21(a)	19,067	19,053,716
4.50%, 04/01/21(a)	18,134	18,134,000
4.63%, 07/15/24 (Call 07/15/20)(a)	34,325	33,634,985
4.75%, 06/01/20(a)	9,399	9,504,347
5.13%, 05/01/25 (Call 05/01/20)	25,745	25,496,455
6.00%, 10/01/20	35,371	36,698,887
6.75%, 06/15/23(a)	37,357	37,543,785
7.00%, 08/01/25 (Call 08/01/20)(a)	9,999	9,992,751
7.50%, 01/01/22 (Call 01/01/19)(b)	14,855	15,536,582
8.13%, 04/01/22(a)	54,134	57,246,705
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)(a)	26,237	26,966,651
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	2,943	3,031,290

		1,295,991,709
Home Builders — 1.7%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(a)	7,882	6,748,962
8.75%, 03/15/22 (Call 03/15/19)(a)	11,511	12,136,911
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 10/01/18)(a)(b)	12,887	12,980,431
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 10/01/18)(a)(b)	10,730	10,810,475
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)(b)	10,260	10,254,870
10.50%, 07/15/24 (Call 07/15/20)(b)	8,133	7,970,340
KB Home
4.75%, 05/15/19 (Call 02/15/19)(a)	1,072	1,077,360
7.00%, 12/15/21 (Call 09/15/21)(a)	10,489	11,039,672
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)(a)	11,874	11,763,097
4.50%, 06/15/19 (Call 04/16/19)(a)	3,396	3,414,865
4.50%, 11/15/19 (Call 08/15/19)(a)	6,112	6,164,258
4.50%, 04/30/24 (Call 01/31/24)(a)	12,187	11,910,889
4.75%, 04/01/21 (Call 02/01/21)	9,798	9,946,019
4.75%, 11/15/22 (Call 08/15/22)(a)	11,936	11,933,514
4.75%, 05/30/25 (Call 02/28/25)(a)	10,894	10,716,972
4.75%, 11/29/27 (Call 05/29/27)(a)	19,062	18,180,382
4.88%, 12/15/23 (Call 09/15/23)(a)	6,959	6,963,971
5.88%, 11/15/24 (Call 05/15/24)(a)	8,834	9,136,017
8.38%, 01/15/21	1,327	1,448,096
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(a)	8,719	8,798,924
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)(a)	14,484	14,512,968
5.00%, 01/15/27 (Call 10/15/26)	11,371	10,748,930
5.50%, 03/01/26 (Call 12/01/25)	15,483	15,423,329

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.25%, 04/15/21 (Call 10/01/18)(a)(b)	$12,732	$12,684,739
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)(a)	7,160	6,551,400
4.38%, 04/15/23 (Call 01/15/23)(a)	6,468	6,409,788
4.88%, 03/15/27 (Call 12/15/26)(a)	7,909	7,622,299
5.88%, 02/15/22 (Call 11/15/21)(a)	7,533	7,864,405
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19(a)	2,748	2,754,870
5.88%, 06/15/24(a)	8,720	8,660,380
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)	9,320	8,749,150

		285,378,283

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(a)	12,482	12,102,739
5.63%, 10/15/23 (Call 10/15/18)(a)	9,412	9,404,941

		21,507,680
Household Products & Wares — 0.4%
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 10/01/18)(a)(b)	16,792	15,372,236
Prestige Brands Inc.
5.38%, 12/15/21 (Call 10/01/18)(a)(b)	6,862	6,882,586
6.38%, 03/01/24 (Call 03/01/19)(a)(b)	12,819	12,971,226
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)(a)	20,437	20,743,555
6.63%, 11/15/22 (Call 10/01/18)(a)	13,355	13,741,992

		69,711,595

Insurance — 0.5%
Genworth Holdings Inc.
4.80%, 02/15/24	7,628	6,757,065
4.90%, 08/15/23	7,515	6,758,803
7.63%, 09/24/21	13,281	13,812,240
7.70%, 06/15/20(a)	7,142	7,427,680
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	27,417	27,211,373
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(a)	9,139	9,001,915
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(a)(d)(e)	14,587	14,678,169

		85,647,245

Internet — 1.8%
Netflix Inc.
4.38%, 11/15/26(a)	21,342	20,114,835
4.88%, 04/15/28(a)(b)	33,094	31,356,565
5.38%, 02/01/21(a)	10,514	10,816,278
5.50%, 02/15/22	15,298	15,800,060
5.75%, 03/01/24(a)	8,301	8,508,525
5.88%, 02/15/25(a)	16,981	17,553,401
5.88%, 11/15/28(a)(b)	37,399	37,539,246
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)(a)	8,734	8,497,454
4.20%, 09/15/20(a)	16,400	16,461,500
5.00%, 04/15/25 (Call 04/15/20)(a)(b)	23,350	23,014,344
VeriSign Inc.
4.63%, 05/01/23 (Call 10/01/18)(a)	16,284	16,444,850
4.75%, 07/15/27 (Call 07/15/22)(a)	13,107	12,648,255
5.25%, 04/01/25 (Call 01/01/25)	9,342	9,489,137

Security	Par (000)	Value

Internet (continued)
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(b)	$33,470	$33,553,675
6.00%, 04/01/23 (Call 10/01/18)(a)	28,563	29,303,853
6.38%, 05/15/25 (Call 05/15/20)	19,757	20,519,055

		311,621,033

Iron & Steel — 0.9%
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)(a)	8,117	7,690,497
7.63%, 10/01/21 (Call 10/01/18)(a)	6,869	6,995,452
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	8,202	8,314,778
7.88%, 08/15/23 (Call 05/15/23)(a)	10,061	10,790,422
ArcelorMittal
5.25%, 08/05/20	5,680	5,851,643
5.50%, 03/01/21	4,957	5,137,384
6.25%, 02/25/22(a)	3,513	3,769,175
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)(b)	8,326	8,150,374
5.75%, 03/01/25 (Call 03/01/20)(a)	22,354	21,891,397
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)(a)	6,665	6,641,858
5.13%, 10/01/21 (Call 10/01/18)(a)	14,821	14,995,888
5.25%, 04/15/23 (Call 10/01/18)	7,485	7,578,045
5.50%, 10/01/24 (Call 10/01/19)(a)	11,321	11,589,874
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(a)	12,855	12,774,656
6.88%, 08/15/25 (Call 08/15/20)	16,440	16,672,475
7.38%, 04/01/20	8,998	9,470,395

		158,314,313

Leisure Time — 0.3%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)(a)(b)	10,352	10,401,604
5.38%, 04/15/23 (Call 10/01/18)(a)(b)	9,564	9,611,581
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(b)	16,536	16,246,620
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	15,193	14,661,245

		50,921,050

Lodging — 2.2%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)(a)	12,087	12,166,860
6.38%, 04/01/26 (Call 04/01/21)(a)	15,558	15,946,950
6.88%, 05/15/23 (Call 09/17/18)(a)	15,580	16,364,842
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(a)(b)	8,347	8,653,057
10.75%, 09/01/24 (Call 09/01/19)(a)(b)	12,630	13,100,407
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)(a)	19,536	18,953,409
5.13%, 05/01/26 (Call 05/01/21)(a)(b)	30,598	30,548,826
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)(a)	18,976	18,683,453
4.88%, 04/01/27 (Call 04/01/22)(a)	12,529	12,278,420
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (Call 11/15/18)(b)	15,255	15,788,925
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	9,656	9,100,780
5.25%, 03/31/20(a)	7,635	7,778,156
5.75%, 06/15/25 (Call 03/15/25)	20,576	20,695,933
6.00%, 03/15/23(a)	26,128	27,103,881
6.63%, 12/15/21(a)	25,461	26,967,311

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
6.75%, 10/01/20(a)	$20,865	$21,940,069
7.75%, 03/15/22	20,946	23,014,417
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)(b)	10,406	10,319,492
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	10,205	9,785,445
5.25%, 05/15/27 (Call 02/15/27)(b)	18,751	17,562,016
5.50%, 03/01/25 (Call 12/01/24)(b)	36,939	36,446,393

		373,199,042

Machinery — 0.2%
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 03/15/24 (Call 03/15/20)(b)	23,187	24,391,864
CNH Industrial NV, 4.50%, 08/15/23	2,056	2,098,518
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)(b)	14,805	15,212,137

		41,702,519

Media — 11.6%
Altice Financing SA
6.63%, 02/15/23 (Call 10/01/18)(a)(b)	40,277	40,478,385
7.50%, 05/15/26 (Call 05/15/21)(b)	56,092	53,404,256
Altice Finco SA, 8.13%, 01/15/24 (Call 12/15/18)(a)(b)	7,969	8,015,486
Altice France SA/France
6.25%, 05/15/24 (Call 05/15/19)(a)(b)	26,577	26,254,278
7.38%, 05/01/26 (Call 05/01/21)(b)	105,512	103,665,540
8.13%, 02/01/27 (Call 02/01/22)(a)(b)	33,835	34,342,525
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)(a)(b)	29,247	26,949,022
7.75%, 05/15/22 (Call 10/01/18)(a)(b)	59,655	57,641,644
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 09/11/18)(b)	21,180	21,369,053
5.50%, 05/15/26 (Call 05/15/21)(b)	29,494	29,088,457
AMC Networks Inc.
4.75%, 12/15/22 (Call 10/01/18)	10,000	10,023,438
4.75%, 08/01/25 (Call 08/01/21)(a)	16,751	16,110,132
5.00%, 04/01/24 (Call 04/01/20)(a)	19,461	19,186,816
Cablevision Systems Corp.
5.88%, 09/15/22(a)	13,709	13,988,893
8.00%, 04/15/20(a)	9,652	10,146,665
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(a)(b)	9,050	8,641,134
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	49,583	46,497,946
5.13%, 02/15/23 (Call 10/01/18)(a)	20,140	20,125,614
5.13%, 05/01/23 (Call 10/01/18)(a)(b)	22,957	22,890,041
5.13%, 05/01/27 (Call 05/01/22)(b)	64,282	61,173,123
5.25%, 03/15/21 (Call 10/01/18)(a)	9,359	9,435,650
5.25%, 09/30/22 (Call 10/01/18)	24,868	25,054,510
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	14,637	14,529,967
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	30,056	29,680,300
5.75%, 09/01/23 (Call 10/01/18)(a)	8,803	8,957,053
5.75%, 01/15/24 (Call 10/01/18)	18,461	18,780,929
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	48,481	48,602,202
5.88%, 04/01/24 (Call 04/01/19)(a)(b)	34,805	35,544,606
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	15,709	15,560,638
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 10/01/18)(a)(b)	25,432	25,463,790
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	21,374	22,389,265
7.75%, 07/15/25 (Call 07/15/20)(b)	12,149	12,932,177

Security	Par (000)	Value

Media (continued)
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 10/01/18)	$9,969	$10,155,919
Series B, 6.50%, 11/15/22 (Call 10/01/18)(a)	26,485	27,080,912
Series B, 7.63%, 03/15/20 (Call 10/01/18)(a)	27,788	27,857,470
CSC Holdings LLC
5.25%, 06/01/24(a)	15,911	15,502,542
5.38%, 02/01/28 (Call 02/01/23)(b)	19,715	18,781,276
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	25,878	25,166,355
6.63%, 10/15/25 (Call 10/15/20)(b)	20,098	20,936,464
6.75%, 11/15/21(a)	19,952	21,136,650
10.13%, 01/15/23 (Call 01/15/19)(b)	36,202	39,714,075
10.88%, 10/15/25 (Call 10/15/20)(a)(b)	34,073	39,774,094
DISH DBS Corp.
5.00%, 03/15/23(a)	30,031	26,746,359
5.13%, 05/01/20	22,998	23,120,655
5.88%, 07/15/22(a)	40,310	38,902,508
5.88%, 11/15/24(a)	41,450	36,113,312
6.75%, 06/01/21(a)	40,671	41,484,013
7.75%, 07/01/26(a)	40,680	36,713,700
7.88%, 09/01/19(a)	15,877	16,442,270
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)(b)	9,549	9,358,020
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	13,080	13,080,000
LIN Television Corp., 5.88%, 11/15/22 (Call 09/11/18)(a)	7,724	7,864,963
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)(b)	29,459	29,772,002
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 08/01/19)(a)(b)	19,723	19,402,501
Quebecor Media Inc., 5.75%, 01/15/23(a)	16,854	17,438,342
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	8,765	8,104,733
5.38%, 04/01/21 (Call 09/17/18)(a)	13,050	13,122,501
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	8,515	8,389,830
6.13%, 10/01/22 (Call 09/17/18)(a)	10,481	10,707,652
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(b)	21,351	20,936,150
4.63%, 05/15/23 (Call 10/01/18)(a)(b)	10,803	10,740,883
5.00%, 08/01/27 (Call 08/01/22)(b)	30,695	29,649,528
5.38%, 04/15/25 (Call 04/15/20)(b)	21,312	21,606,372
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	19,419	19,419,000
6.00%, 07/15/24 (Call 07/15/19)(a)(b)	30,873	32,018,651
TEGNA Inc.
5.13%, 07/15/20 (Call 10/01/18)	13,046	13,196,681
6.38%, 10/15/23 (Call 10/15/18)(a)	14,119	14,578,130
Telenet Finance Luxembourg Note, 5.50%, 03/01/28 (Call 12/01/22)(b)	18,400	17,176,400
Tribune Media Co., 5.88%, 07/15/22 (Call 09/11/18)(a)	21,961	22,322,441
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)(b)	17,695	18,425,450
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (Call 01/15/20)(b)	10,461	10,611,377
Univision Communications Inc.
5.13%, 05/15/23 (Call 10/01/18)(a)(b)	24,591	23,299,972
5.13%, 02/15/25 (Call 02/15/20)(a)(b)	29,093	26,685,001
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	10,553	9,827,481
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(b)	22,419	22,138,762
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)(a)(d)(e)	11,211	11,014,808
6.25%, 02/28/57 (Call 02/28/27)(a)(d)(e)	14,102	13,817,924

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Videotron Ltd.
5.00%, 07/15/22(a)	$15,627	$15,939,540
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	11,773	11,627,473
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	12,332	12,677,982
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)(a)(b)	7,475	7,202,163
6.00%, 10/15/24 (Call 10/15/19)(a)(b)	9,326	9,174,453
6.38%, 04/15/23 (Call 09/11/18)(a)(b)	4,776	4,897,788
Virgin Media Secured Finance PLC
5.25%, 01/15/21(a)	8,033	8,215,269
5.25%, 01/15/26 (Call 01/15/20)(a)(b)	18,138	17,575,722
5.50%, 01/15/25 (Call 01/15/19)(a)(b)	8,601	8,541,868
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	13,882	13,604,360
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)(a)(b)	8,101	7,554,183
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	13,379	12,141,442
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)(b)	40,822	38,474,735

		2,004,884,642

Metal Fabricate & Hardware — 0.3%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	29,745	28,927,012
6.25%, 08/15/24 (Call 08/15/19)(a)(b)	24,400	24,842,250

		53,769,262

Mining — 1.5%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(b)	9,684	10,042,308
6.75%, 09/30/24 (Call 09/30/19)(a)(b)	14,125	14,994,570
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	9,163	9,907,494
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(b)	8,351	8,877,182
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)(a)(b)	6,477	6,452,711
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	8,551	8,367,764
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	13,411	13,578,638
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	12,739	12,500,781
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	12,192	11,916,410
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	15,717	15,186,551
Freeport-McMoRan Inc.
3.10%, 03/15/20	20,109	19,929,024
3.55%, 03/01/22 (Call 12/01/21)	37,065	35,814,056
3.88%, 03/15/23 (Call 12/15/22)	39,361	37,835,761
4.00%, 11/14/21	12,367	12,231,705
4.55%, 11/14/24 (Call 08/14/24)(a)	18,052	17,380,220
6.88%, 02/15/23 (Call 02/15/20)(a)	13,921	14,821,811
Teck Resources Ltd., 8.50%, 06/01/24 (Call 06/01/19)(b)	10,893	11,940,479

		261,777,465

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 10/01/18)	10,736	10,950,720
5.00%, 09/01/25 (Call 03/01/20)	12,018	11,957,910
5.50%, 12/01/24 (Call 06/01/24)(a)	11,648	12,104,213
Pitney Bowes Inc.
4.38%, 05/15/22 (Call 04/15/22)	4,525	4,134,719
4.70%, 04/01/23 (Call 03/01/23)	6,520	5,827,250

		44,974,812

Security	Par (000)	Value

Oil & Gas — 9.7%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)	$12,477	$12,570,577
5.13%, 12/01/22 (Call 10/01/18)(a)	22,270	22,539,095
5.38%, 11/01/21 (Call 10/01/18)	19,637	19,892,982
5.63%, 06/01/23 (Call 10/01/18)(a)	14,983	15,351,332
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/20)(b)	31,903	35,236,730
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/18)(a)(b)	44,869	40,326,014
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)(a)	13,376	13,661,912
6.38%, 07/01/26 (Call 07/01/21)(a)	8,645	8,861,125
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 10/01/18)(a)	16,923	16,679,309
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 10/01/18)(a)	14,685	15,011,176
7.50%, 09/15/20 (Call 10/01/18)	1,650	1,654,125
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 10/01/18)(a)	7,928	7,648,869
6.13%, 02/15/21	8,263	8,426,148
6.63%, 08/15/20	5,635	5,849,629
8.00%, 12/15/22 (Call 12/15/18)(a)(b)	28,807	30,283,359
8.00%, 01/15/25 (Call 01/15/20)(a)	26,823	27,493,575
8.00%, 06/15/27 (Call 06/15/22)(a)	27,617	27,981,042
Citgo Holding Inc., 10.75%, 02/15/20(b)	30,299	32,279,797
CNX Resources Corp.
5.88%, 04/15/22 (Call 10/01/18)(a)	27,356	27,399,696
8.00%, 04/01/23 (Call 09/05/18)(a)	2,081	2,205,860
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	20,631	20,295,719
4.38%, 01/15/28 (Call 10/15/27)	21,515	21,427,434
4.50%, 04/15/23 (Call 01/15/23)	28,237	28,833,526
5.00%, 09/15/22 (Call 10/01/18)(a)	24,778	25,163,380
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)(b)	24,797	24,115,082
Denbury Resources Inc.
7.50%, 02/15/24 (Call 08/15/20)(b)	1,247	1,264,146
9.00%, 05/15/21 (Call 12/15/18)(a)(b)	12,396	13,325,700
9.25%, 03/31/22 (Call 03/31/19)(a)(b)	9,553	10,201,808
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)(a)	11,349	11,610,658
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	10,683	10,742,485
5.38%, 05/31/25 (Call 05/31/20)	11,872	12,168,800
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)(b)	9,873	9,828,572
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	10,044	10,018,890
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	12,439	10,329,035
5.20%, 03/15/25 (Call 12/15/24)(a)	14,049	11,738,898
7.75%, 02/01/26 (Call 11/01/25)(a)	20,792	19,908,340
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 10/01/18)	384	247,840
7.75%, 05/15/26 (Call 05/15/21)(b)	19,139	19,574,412
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	8,835	8,833,896
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	21,402	15,569,955
9.38%, 05/01/24 (Call 05/01/20)(b)	21,170	16,688,216
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)(b)	15,364	14,384,545
7.38%, 05/15/24 (Call 05/15/20)(b)	8,756	8,878,895

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)(a)	$13,421	$13,176,354
6.38%, 05/15/25 (Call 05/15/20)(a)	12,075	11,984,437
6.38%, 01/15/26 (Call 01/15/21)(a)	8,468	8,288,055
Hilcorp Energy ILP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)(b)	10,027	9,713,656
5.75%, 10/01/25 (Call 04/01/20)(b)	11,956	11,866,330
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 10/01/18)	6,214	3,730,989
9.25%, 03/15/23 (Call 03/15/20)(b)	9,406	9,570,605
Jupiter Resources Inc., 8.50%, 10/01/22 (Call 10/01/18)(a)(b)	11,826	5,942,565
MEG Energy Corp.
6.38%, 01/30/23 (Call 10/01/18)(a)(b)	15,881	14,412,007
6.50%, 01/15/25 (Call 01/15/20)(a)(b)	15,810	15,730,950
7.00%, 03/31/24 (Call 10/01/18)(a)(b)	19,939	18,169,414
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	10,203	10,060,341
4.45%, 12/01/22 (Call 09/01/22)	11,824	11,750,822
5.75%, 08/15/25 (Call 08/15/20)(a)	11,878	11,907,695
6.88%, 08/15/24 (Call 08/15/19)(a)	10,025	10,576,375
Nabors Industries Inc.
4.63%, 09/15/21(a)	16,530	16,405,888
5.00%, 09/15/20(a)	16,297	16,357,951
5.50%, 01/15/23 (Call 11/15/22)(a)	11,541	11,468,869
5.75%, 02/01/25 (Call 11/01/24)(b)	16,026	15,445,057
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)(a)	13,489	14,062,282
5.63%, 07/01/24(a)	21,281	22,622,473
5.75%, 01/30/22(a)	15,715	16,532,794
Noble Holding International Ltd.
7.75%, 01/15/24 (Call 10/15/23)(a)	16,342	15,885,503
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	14,877	15,184,871
7.95%, 04/01/25 (Call 01/01/25)(a)	9,952	9,441,960
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(b)	8,558	8,728,946
6.88%, 03/15/22 (Call 10/01/18)	18,871	19,177,654
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(b)	8,251	8,224,643
5.38%, 01/15/25 (Call 01/15/20)(a)(b)	12,621	12,720,917
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	14,653	14,792,662
6.25%, 06/01/24 (Call 06/01/19)(a)(b)	8,681	9,057,176
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	11,108	11,581,015
7.25%, 06/15/25 (Call 06/15/20)(a)	15,524	16,366,000
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(a)	11,096	10,699,318
6.13%, 09/15/24 (Call 09/15/19)	8,677	8,655,308
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/20)(a)(b)	6,438	6,616,102
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(b)	11,575	10,315,640
5.13%, 10/06/24 (Call 10/06/20)(b)	8,794	7,952,502
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	13,961	13,587,253
5.38%, 10/01/22 (Call 07/01/22)(a)	12,311	12,422,415
5.63%, 0 3/01/26 (Call 12/01/25)(a)	9,766	9,338,738

Security	Par (000)	Value

Oil & Gas (continued)
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(a)	$15,784	$15,093,450
5.00%, 08/15/22 (Call 05/15/22)(a)	11,366	11,191,086
5.00%, 03/15/23 (Call 12/15/22)(a)	15,285	14,936,820
5.75%, 06/01/21 (Call 03/01/21)	11,422	11,683,755
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)(a)	13,980	13,071,300
7.38%, 06/15/25 (Call 03/15/25)(a)	9,459	9,080,640
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 10/01/18)(b)	11,766	7,420,228
13.00%, 11/30/20 (Call 11/30/18)(b)	3,659	4,027,827
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 10/01/18)(a)	23,154	12,885,201
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	10,082	9,829,950
7.75%, 06/15/21 (Call 10/01/18)(a)	12,382	8,582,274
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)(b)	14,712	14,270,640
6.75%, 05/01/23 (Call 10/01/18)(b)	8,760	9,039,545
6.88%, 06/30/23 (Call 10/01/18)(a)(b)	6,888	7,145,070
SM Energy Co.
5.00%, 01/15/24 (Call 10/01/18)(a)	9,517	9,235,059
5.63%, 06/01/25 (Call 06/01/20)(a)	8,792	8,725,855
6.13%, 11/15/22 (Call 11/15/18)(a)	9,931	10,228,930
6.63%, 01/15/27 (Call 01/15/22)	704	726,000
6.75%, 09/15/26 (Call 09/15/21)(a)	11,230	11,615,563
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)(a)	20,914	20,398,470
6.20%, 01/23/25 (Call 10/23/24)(a)	20,810	20,836,012
7.50%, 04/01/26 (Call 04/01/21)(a)	12,024	12,585,010
7.75%, 10/01/27 (Call 10/01/22)(a)	9,542	10,063,403
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)(b)	20,865	20,521,191
5.50%, 02/15/26 (Call 02/15/21)(a)(b)	17,060	16,325,811
5.88%, 03/15/28 (Call 03/15/23)(b)	6,872	6,560,306
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	17,689	17,821,667
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)(a)	10,682	10,535,122
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	15,847	16,170,543
8.38%, 12/15/21(a)	208	223,080
9.00%, 07/15/23 (Call 07/15/20)(b)	25,942	27,968,719
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	5,850	5,956,437
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)(a)(b)	11,436	5,575,050
7.13%, 04/15/25 (Call 04/15/20)(a)(b)	9,615	4,207,764
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(a)	19,369	19,944,259
6.25%, 04/01/23 (Call 01/01/23)(a)	9,263	9,529,311
6.63%, 01/15/26 (Call 10/15/25)(a)	19,777	20,515,890
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	13,289	13,337,449
5.75%, 06/01/26 (Call 06/01/21)	8,234	8,285,463
6.00%, 01/15/22 (Call 10/15/21)	14,292	14,792,220
8.25%, 08/01/23 (Call 06/01/23)	7,725	8,774,020

		1,676,743,506

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.9%
KCA Deutag UK Finance PLC
9.63%, 04/01/23 (Call 04/01/20)(a)(b)	$6,618	$6,386,370
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	10,582	10,496,890
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(a)(b)	26,519	28,021,744
SESI LLC
7.13%, 12/15/21 (Call 10/01/18)	15,051	15,293,472
7.75%,09/15/24 (Call 09/15/20)(a)	9,399	9,748,852
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)(b)	9,298	9,844,416
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	10,610	10,833,989
Weatherford International LLC, 9.88%, 03/01/25 (Call 12/01/24)(a)(b)	11,892	11,148,750
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(a)	13,280	11,517,120
7.75%, 06/15/21 (Call 05/15/21)(a)	14,831	14,534,380
8.25%, 06/15/23 (Call 03/15/23)(a)	15,463	14,380,590
9.88%, 02/15/24 (Call 11/15/23)(a)	16,079	15,162,497

		157,369,070
Packaging & Containers — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)(a)(b)	13,292	13,076,908
4.63%, 05/15/23 (Call 05/15/19)(a)(b)	17,661	17,489,688
6.00%, 02/15/25 (Call 02/15/20)(a)(b)	34,000	33,405,000
7.25%, 05/15/24 (Call 05/15/19)(a)(b)	33,128	34,801,693
Ball Corp.
4.00%, 11/15/23(a)	18,678	18,218,045
4.38%, 12/15/20(a)	20,617	20,851,283
4.88%, 03/15/26 (Call 12/15/25)(a)	17,019	16,906,557
5.00%, 03/15/22(a)	13,998	14,414,440
5.25%, 07/01/25(a)	19,569	20,128,891
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	10,511	9,854,063
5.13%, 07/15/23 (Call 10/01/18)(a)	14,194	14,128,424
5.50%, 05/15/22 (Call 10/01/18)(a)	10,511	10,694,942
6.00%, 10/15/22 (Call 10/15/18)	6,649	6,831,208
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(a)(b)	29,286	29,091,626
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	28,657	28,110,798
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 01/15/23(a)	18,645	18,720,512
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)(a)	8,366	7,673,191
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 02/01/21)(a)(b)	17,895	17,190,295
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(a)(b)	10,549	10,164,401
7.88%, 07/15/26 (Call 07/15/21)(b)	11,637	11,576,997
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)(b)	10,327	10,342,490
5.88%, 08/15/23(b)	15,219	15,602,017
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(b)	34,122	34,122,000
5.75%, 10/15/20 (Call 10/01/18)(a)	58,242	58,387,039
6.88%, 02/15/21 (Call 10/01/18)(a)	574	581,390
7.00%, 07/15/24 (Call 07/15/19)(a)(b)	17,087	17,380,850

Security	Par (000)	Value

Packaging & Containers (continued)
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	$8,518	$8,575,497
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	8,735	8,787,167
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	10,134	10,301,493
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	7,800	7,927,725
6.50%, 12/01/20 (Call 09/01/20)(a)(b)	7,407	7,785,683

		533,122,313

Pharmaceuticals — 2.7%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 10/01/18)(b)	20,258	19,093,586
5.50%, 11/01/25 (Call 11/01/20)(b)	34,960	34,799,621
5.63%, 12/01/21 (Call 10/01/18)(b)	17,288	17,115,120
5.88%, 05/15/23 (Call 10/01/18)(a)(b)	63,441	60,649,596
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	64,848	60,470,760
6.50%, 03/15/22 (Call 03/15/19)(b)	24,826	25,725,942
7.00%, 03/15/24 (Call 03/15/20)(a)(b)	37,717	39,791,435
7.50%, 07/15/21 (Call 10/01/18)(a)(b)	32,276	32,848,899
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	28,811	30,523,814
Bausch Health Companies Inc./U.S.
8.50%, 01/31/27 (Call 07/31/22)(a)(b)	14,658	15,024,450
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	29,997	31,900,010
Elanco Animal Health Inc.
3.91%, 08/27/21(b)	5,486	5,503,377
4.27%, 08/28/23 (Call 07/28/23)(b)	8,264	8,305,584
4.90%, 08/28/28 (Call 05/28/28)(b)	10,930	11,021,060
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 10/01/18)(b)	31,983	27,455,407
6.00%, 02/01/25 (Call 02/01/20)(a)(b)	24,196	20,052,435
Endo Finance LLC, 5.75%, 01/15/22 (Call 10/01/18)(a)(b)	13,183	12,186,291
Endo Finance LLC/Endo Finco Inc., 5.38%, 01/15/23 (Call 10/01/18)(b)	15,855	13,542,813

		466,010,200

Pipelines — 3.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 10/01/18)(a)(b)	12,423	12,702,269
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(a)(d)(e)	7,724	7,395,730
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)(a)	31,305	31,808,115
5.88%, 03/31/25 (Call 10/02/24)(a)	29,969	31,820,665
7.00%, 06/30/24 (Call 01/01/24)	25,171	27,811,989
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 10/01/20)	26,217	26,217,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)(a)	9,144	9,326,880
6.25%, 04/01/23 (Call 09/17/18)(a)	10,331	10,598,500
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	9,437	9,181,021
4.75%, 09/30/21 (Call 06/30/21)(a)(b)	9,402	9,535,811
5.35%, 03/15/20(b)	8,906	9,094,273
5.38%, 07/15/25 (Call 04/15/25)(a)	10,298	10,555,450
5.85%, 05/21/43 (Call 05/21/23)(b)(d)(e)	12,119	11,115,686
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)(a)	19,557	19,605,892
5.50%, 06/01/27 (Call 03/01/27)(a)	21,801	22,910,126
5.88%, 01/15/24 (Call 10/15/23)	24,327	25,807,641
7.50%, 10/15/20	21,291	22,914,439

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 10/01/18)	$5,398	$5,296,038
6.25%, 05/15/26 (Call 02/15/21)	9,256	8,685,661
6.50%, 10/01/25 (Call 10/01/20)(a)	12,073	11,680,627
6.75%, 08/01/22 (Call 10/01/18)	15,017	15,326,726
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(a)(b)	14,863	14,974,472
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	14,666	14,658,667
NuStar Logistics LP
4.80%, 09/01/20	10,189	10,262,983
5.63%, 04/28/27 (Call 01/28/27)(a)	11,121	11,047,554
Rockies Express Pipeline LLC, 5.63%, 04/15/20(a)(b)	11,924	12,248,929
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 09/17/18)(a)	9,078	8,988,400
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	16,457	16,868,425
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	15,611	15,755,959
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 10/01/18)	9,360	9,367,488
4.25%, 11/15/23 (Call 10/01/18)	13,338	12,951,754
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	15,603	15,160,916
5.13%, 02/01/25 (Call 02/01/20)(a)	10,552	10,617,950
5.25%, 05/01/23 (Call 10/01/18)	11,105	11,243,812
5.38%, 02/01/27 (Call 02/01/22)	10,291	10,303,864
5.88%, 04/15/26 (Call 04/15/21)(a)(b)	21,076	21,648,405
6.75%, 03/15/24 (Call 09/15/19)(a)	10,792	11,367,573
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	14,520	14,377,559
4.55%, 06/24/24 (Call 03/24/24)(a)	22,265	22,724,550

		583,959,799
Real Estate — 0.3%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(b)	20,170	19,943,087
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)(a)	18,856	18,649,527
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	10,186	9,540,887
5.25%, 12/01/21 (Call 10/01/18)(a)(b)	12,523	12,542,567

		60,676,068
Real Estate Investment Trusts — 2.7%
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(a)	9,239	7,796,330
5.95%, 12/15/26 (Call 09/15/26)(a)	12,686	10,299,446
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)(a)	14,047	14,275,264
5.38%, 03/15/27 (Call 03/15/22)(a)	10,072	10,163,655
Equinix Inc.
5.38%, 01/01/22 (Call 10/01/18)(a)	12,477	12,848,815
5.38%, 04/01/23 (Call 10/01/18)(a)	17,434	17,849,248
5.38%, 05/15/27 (Call 05/15/22)(a)	24,735	25,167,863
5.75%, 01/01/25 (Call 01/01/20)(a)	8,827	9,100,392
5.88%, 01/15/26 (Call 01/15/21)(a)	21,844	22,633,798
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(b).	26,982	26,138,812
Iron Mountain Inc.
4.38%, 06/01/21 (Call 09/11/18)(a)(b)	8,698	8,704,213
4.88%, 09/15/27 (Call 09/15/22)(b)	19,387	17,932,975
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	17,475	16,535,719

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.75%, 08/15/24 (Call 09/11/18)(a)	$20,123	$19,916,180
6.00%, 08/15/23 (Call 09/11/18)(a)	11,840	12,154,944
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)(a)	8,188	8,136,825
5.00%, 07/01/19 (Call 10/01/18)(a)	4,148	4,148,843
5.25%, 09/15/22 (Call 09/15/19)(a)	7,233	7,130,942
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)(a)	9,682	9,197,900
5.63%, 05/01/24 (Call 02/01/24)(a)	21,989	22,577,674
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)(a)	27,832	27,389,471
5.25%, 08/01/26 (Call 08/01/21)(a)	11,801	11,786,249
6.38%, 03/01/24 (Call 03/01/19)(a)	10,752	11,271,680
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)(a)	15,624	15,270,707
4.88%, 07/15/22 (Call 10/01/18)(a)	16,400	16,533,250
4.88%, 09/01/24 (Call 09/01/19)	21,699	21,410,403
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(a)(b)	10,682	10,438,317
4.75%, 03/15/25 (Call 09/15/24)(a)	8,067	7,703,985
5.00%, 12/15/21 (Call 09/15/21)(a)	14,569	14,710,174
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 10/01/18)(b)	10,698	10,377,060
7.13%, 12/15/24 (Call 12/15/19)(a)(b)	12,083	10,886,058
8.25%, 10/15/23 (Call 04/15/19)(a)	23,098	21,827,610

		462,314,802
Retail — 3.1%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	31,126	29,730,665
4.63%, 01/15/22 (Call 10/01/18)(a)(b)	25,643	25,629,478
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	55,068	53,347,125
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	26,032	24,083,099
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 10/01/18)(a)	9,461	8,656,815
6.75%, 01/15/22 (Call 10/01/18)(a)	8,202	7,340,790
6.75%, 06/15/23 (Call 06/15/19)(a)	10,308	8,839,110
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)(b)	25,828	26,247,705
8.75%, 10/01/25 (Call 10/01/20)(b)	14,521	15,319,655
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)(a)(b)	10,747	9,618,565
8.13%, 10/01/19	14	14,175
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	8,164	6,041,360
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(b)	15,773	15,059,008
5.00%, 06/01/24 (Call 06/01/19)(a)(b)	21,117	21,027,253
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	19,883	19,862,288
L Brands Inc.
5.25%, 02/01/28(a)	10,425	8,993,192
5.63%, 02/15/22(a)	16,332	16,523,156
5.63%, 10/15/23(a)	11,916	12,005,370
6.63%, 04/01/21	16,558	17,447,993
6.69%, 01/15/27(b)	123	115,928
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 10/01/18)(b)	14,415	9,751,027

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)(a)	$10,290	$10,084,200
5.75%, 10/01/22 (Call 10/01/18)(a)	12,452	12,680,286
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)(b)	27,959	22,681,739
7.13%, 03/15/23 (Call 10/01/18)(b)	33,338	22,669,840
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	13,994	9,515,920
QVC Inc.
4.38%, 03/15/23(a)	16,846	16,663,244
4.45%, 02/15/25 (Call 11/15/24)(a)	11,516	11,056,012
4.85%, 04/01/24(a)	13,939	13,904,205
5.13%, 07/02/22(a)	10,223	10,431,618
Rite Aid Corp., 6.13%, 04/01/23 (Call 10/01/18)(a)(b)	35,569	31,986,448
Staples Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)(b)	21,158	19,942,170
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)(a)	11,170	10,915,184

		528,184,623
Semiconductors — 0.8%
Micron Technology Inc., 5.50%, 02/01/25 (Call 08/01/19)	3,284	3,398,612
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	20,495	20,315,669
4.13%, 06/15/20(a)(b)	11,095	11,192,658
4.13%, 06/01/21(a)(b)	27,428	27,290,860
4.63%, 06/15/22(b)	8,592	8,694,030
4.63%, 06/01/23(b)	18,451	18,718,539
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	10,479	10,481,033
5.00%, 10/01/25(b)	13,896	13,929,559
5.63%, 11/01/24(a)(b)	6,911	7,144,246
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	14,478	15,191,042

		136,356,248
Software — 3.2%
BMC Software Finance Inc., 8.13%, 07/15/21 (Call 10/01/18)(b)	37,383	38,235,706
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(a)	13,312	13,021,432
5.00%, 10/15/24 (Call 07/15/24)(a)	11,120	11,398,000
5.88%, 06/15/26 (Call 06/15/21)(a)	7,114	7,282,958
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	20,353	19,906,048
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)(b)	40,343	40,469,072
5.38%, 08/15/23 (Call 09/11/18)(a)(b)	25,330	25,728,973
5.75%, 01/15/24 (Call 01/15/19)(a)(b)	45,060	45,961,200
7.00%, 12/01/23 (Call 12/01/18)(a)(b)	69,669	72,577,681
Infor U.S. Inc.
5.75%, 08/15/20 (Call 09/17/18)(a)(b)	12,649	12,820,289
6.50%, 05/15/22 (Call 09/17/18)(a)	34,267	34,712,471
IQVIA Inc.
4.88%, 05/15/23 (Call 10/01/18)(b)	16,779	16,886,386
5.00%, 10/15/26 (Call 10/15/21)(b)	22,922	22,688,196
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	9,251	9,212,454
5.25%, 11/15/24 (Call 11/15/19)(a)(b)	13,470	13,861,472
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	8,746	9,001,092
5.75%, 08/15/25 (Call 08/15/20)(a)(b)	13,509	14,138,064

Security	Par (000)	Value

Software (continued)
Nuance Communications Inc.
5.38%, 08/15/20 (Call 10/01/18)(a)(b)	$9,092	$9,114,730
5.63%, 12/15/26 (Call 12/15/21)	11,105	11,077,237
Open Text Corp.
5.63%, 01/15/23 (Call 10/01/18)(a)(b)	14,601	15,075,532
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	13,846	14,283,632
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	24,836	24,357,080
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/19)(a)(b)	41,926	45,926,231
Veritas U.S.Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)(a)(b)	7,426	7,122,329
10.50%, 02/01/24 (Call 02/01/19)(a)(b)	16,668	14,376,150

		549,234,415
Telecommunications — 8.9%
Anixter Inc., 5.13%, 10/01/21(a)	8,249	8,450,585
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)(b)	12,570	12,475,725
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)(a)	10,768	10,549,587
Series S, 6.45%, 06/15/21(a)	21,215	22,057,590
Series T, 5.80%, 03/15/22(a)	29,247	29,896,283
Series V, 5.63%, 04/01/20 .	17,299	17,671,793
Series W, 6.75%, 12/01/23(a)	14,458	15,124,875
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	21,735	23,283,619
CommScope Inc.
5.00%, 06/15/21 (Call 09/11/18)(a)(b)	9,837	9,882,040
5.50%, 06/15/24 (Call 06/15/19)(b)	13,371	13,538,138
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	15,277	14,826,547
6.00%, 06/15/25 (Call 06/15/20)(a)(b)	29,760	30,745,413
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(a)	17,258	10,255,028
7.13%, 01/15/23	16,886	11,461,373
7.63%, 04/15/24	15,105	9,572,794
8.13%, 10/01/18	1,964	1,962,213
8.50%, 04/01/26 (Call 04/01/21)(b)	34,058	32,041,766
8.75%, 04/15/22	9,328	7,523,032
10.50%, 09/15/22 (Call 06/15/22)	43,955	38,460,625
11.00%, 09/15/25 (Call 06/15/25)	70,605	54,277,594
Hughes Satellite Systems Corp.
5.25%, 08/01/26	15,728	15,089,050
6.50%, 06/15/19	4,142	4,222,621
6.63%, 08/01/26(a)	14,763	14,156,663
7.63%, 06/15/21(a)	19,533	21,076,386
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 10/01/18)(a)(b)	21,990	22,022,356
6.50%, 10/01/24 (Call 10/01/19)(a)(b)	7,691	7,925,576
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(b)	19,409	19,327,482
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 10/01/18)(a)	35,128	32,010,390
7.25%, 10/15/20 (Call 10/01/18)	36,865	36,865,000
7.50%, 04/01/21 (Call 10/01/18)(a)	19,521	19,700,593
8.00%, 02/15/24 (Call 02/15/19)(b)	26,405	27,741,753
9.50%, 09/30/22(b)	9,716	11,235,860
9.75%, 07/15/25 (Call 07/15/21)(b)	26,760	28,282,109
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 10/01/18)	26,299	25,345,661
8.13%, 06/01/23 (Call 10/16/18)	16,062	13,973,940

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(d)(e)	$12,032	$12,834,333
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 10/01/18)(a)	14,525	14,474,566
5.25%, 03/15/26 (Call 03/15/21)	16,640	16,307,200
5.38%, 08/15/22 (Call 10/01/18)(a)	20,933	21,142,330
5.38%, 01/15/24 (Call 01/15/19)(a)	18,640	18,621,878
5.38%, 05/01/25 (Call 05/01/20)(a)	16,788	16,625,380
5.63%, 02/01/23 (Call 10/01/18)(a)	9,020	9,107,814
6.13%, 01/15/21 (Call 10/01/18)	13,136	13,234,520
Nokia OYJ
3.38%, 06/12/22	11,100	10,800,300
4.38%, 06/12/27(a)	10,538	10,129,653
Qwest Corp., 6.75%,12/01/21(a)	19,415	20,760,182
Sprint Communications Inc.
6.00%, 11/15/22	45,193	45,773,052
7.00%, 03/01/20(a)(b)	19,110	19,874,400
7.00%, 08/15/20	30,490	31,938,275
11.50%, 11/15/21	18,239	21,476,423
Sprint Corp.
7.13%, 06/15/24	48,282	50,092,575
7.25%, 09/15/21	41,510	43,585,500
7.63%, 02/15/25 (Call 11/15/24)(a)	29,198	30,986,377
7.63%, 03/01/26 (Call 11/01/25)	30,506	32,107,565
7.88%, 09/15/23	84,104	90,285,644
Telecom Italia Capital SA, 7.18%, 06/18/19(a)	1,532	1,570,779
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	29,560	29,513,812
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	21,466	21,268,317
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)(a)	8,915	8,848,138
4.50%, 02/01/26 (Call 02/01/21)	21,009	19,973,557
4.75%, 02/01/28 (Call 02/01/23)(a)	30,483	28,721,083
5.13%, 04/15/25 (Call 04/15/20)	10,593	10,664,079
5.38%, 04/15/27 (Call 04/15/22)	9,652	9,683,717
6.00%, 03/01/23 (Call 09/11/18)	25,215	25,912,916
6.00%, 04/15/24 (Call 04/15/19)	18,651	19,327,099
6.38%, 03/01/25 (Call 09/01/19)(a)	34,032	35,572,894
6.50%, 01/15/24 (Call 01/15/19)(a)	17,265	17,906,272
6.50%, 01/15/26 (Call 01/15/21)	40,020	42,358,769
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(b)	39,934	35,888,686
Windstream Services LLC/Windstream Finance Corp.
8.63%, 10/31/25 (Call 10/31/20)(b)	13,048	12,167,260
9.00%, 06/30/25 (Call 06/30/21)(b)	19,147	13,833,708
10.50%, 06/30/24 (Call 06/30/20)(a)(b)	7,923	6,338,400

		1,542,739,513
Toys, Games & Hobbies — 0.2%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(b)	31,202	30,560,487

Transportation — 0.3%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 10/01/18)(b)	12,275	10,165,454

Security	Par/ Shares (000)	Value

Transportation (continued)
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	$11,492	$11,836,760
6.50%, 06/15/22 (Call 10/01/18)(b)	22,014	22,729,455

		44,731,669
Trucking & Leasing — 0.5%
Avolon Holdings Funding Ltd., 5.50%, 01/15/23 (Call 12/15/22)(a)(b)	7,306	7,497,782
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(a)(b)	20,093	19,892,070
5.25%, 08/15/22(a)(b)	35,636	36,302,037
5.50%, 02/15/24(a)(b)	27,230	27,978,825

		91,670,714

Total Corporate Bonds & Notes — 97.5% (Cost: $17,368,062,889)		16,793,929,134

Short-Term Investments

Money Market Funds — 21.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.15%(g)(h)(i)	3,393,850	3,394,868,222
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(g)(h)	228,103	228,103,138

		3,622,971,360

Total Short-Term Investments — 21.0% (Cost: $3,621,987,754)		3,622,971,360

Total Investments in Securities — 118.5% (Cost: $20,990,050,643)		20,416,900,494

Other Assets, Less Liabilities — (18.5)%		(3,187,633,758)

Net Assets — 100.0%		$17,229,266,736

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,511,252	(117,402)	3,393,850	$3,394,868,222	$12,155,951	(b)	$95,016	$638,357
BlackRock Cash Funds: Treasury, SL Agency Shares	210,259	17,844	228,103	228,103,138	1,682,321		—	—

				$3,622,971,360	$13,838,272		$95,016	$638,357

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$16,793,929,134	$—	$16,793,929,134
Money Market Funds	3,622,971,360	—	—	3,622,971,360

	$3,622,971,360	$16,793,929,134	$—	$20,416,900,494

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	$21,569	$20,778,904
3.63%, 05/01/22	19,615	19,533,929
3.65%, 11/01/24 (Call 08/01/24)(a)	11,159	10,884,088
WPP Finance 2010
3.75%, 09/19/24(a)	14,859	14,336,670
4.75%, 11/21/21(a)	8,506	8,744,704

		74,278,295

Aerospace & Defense — 1.9%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)(a)	7,080	6,801,779
3.38%, 05/15/23 (Call 04/15/23)	11,316	11,365,143
3.50%, 05/15/25 (Call 03/15/25)(a)	11,659	11,754,301
3.75%, 05/15/28 (Call 02/15/28)	15,364	15,593,684
L3 Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)	2,563	2,578,467
4.40%, 06/15/28 (Call 03/15/28)	3,255	3,270,714
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	12,960	12,413,460
3.35%, 09/15/21	8,355	8,392,486
3.55%, 01/15/26 (Call 10/15/25)(a)	26,915	26,721,045
3.80%, 03/01/45 (Call 09/01/44)(a)	8,098	7,526,527
4.07%, 12/15/42	16,457	15,954,767
4.09%, 09/15/52 (Call 03/15/52)	16,724	15,972,701
4.70%, 05/15/46 (Call 11/15/45)	19,476	20,772,584
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	10,978	10,637,933
2.93%, 01/15/25 (Call 11/15/24)(a)	20,081	19,133,482
3.20%, 02/01/27 (Call 11/01/26)(a)	11,038	10,452,664
3.25%, 08/01/23(a)	19,408	19,210,155
3.25%, 01/15/28 (Call 10/15/27)(a)	29,667	28,114,223
4.03%, 10/15/47 (Call 04/15/47)(a)	28,646	26,814,856
4.75%, 06/01/43(a)	9,512	9,888,807
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)(a)	10,332	10,072,906
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)(a)	13,440	13,115,495
3.20%, 03/15/24 (Call 01/15/24)(a)	14,460	13,994,800
3.50%, 03/15/27 (Call 12/15/26)	14,000	13,428,919
4.35%, 04/15/47 (Call 10/15/46)(a)	14,943	14,488,128
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)(a)	6,089	5,853,648
2.65%, 11/01/26 (Call 08/01/26)(a)	22,813	20,774,220
2.80%, 05/04/24 (Call 03/04/24)(a)	15,059	14,368,513
3.10%, 06/01/22	31,274	30,880,895
3.13%, 05/04/27 (Call 02/04/27)	3,780	3,547,538
3.65%, 08/16/23 (Call 07/16/23)	25,000	25,087,570
3.75%, 11/01/46 (Call 05/01/46)(a)	9,744	8,625,042
3.95%, 08/16/25 (Call 06/16/25)	14,775	14,824,942
4.13%, 11/16/28 (Call 08/16/28)(a)	32,170	31,968,748
4.15%, 05/15/45 (Call 11/16/44)(a)	8,675	8,198,625
4.45%, 11/16/38 (Call 05/16/38)	11,635	11,615,246
4.50%, 06/01/42(a)	43,496	43,112,822
4.63%, 11/16/48 (Call 05/16/48)(a)	25,325	25,650,548
5.70%, 04/15/40	11,642	13,296,051
6.13%, 07/15/38	11,361	13,445,698

		619,720,132

Security	Par (000)	Value

Agriculture — 1.4%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	$235	$215,713
2.85%, 08/09/22(a)	21,709	21,300,886
3.88%, 09/16/46 (Call 03/16/46)	14,765	13,107,979
4.00%, 01/31/24	15,077	15,389,367
4.25%, 08/09/42(a)	5,551	5,191,337
4.75%, 05/05/21	2,000	2,077,128
5.38%, 01/31/44(a)	29,225	31,772,146
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	9,276	8,562,087
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)(a)(b)	28,281	27,396,249
3.22%, 08/15/24 (Call 06/15/24)(a)(b)	28,777	27,572,775
3.56%, 08/15/27 (Call 05/15/27)(b)	49,607	46,459,833
4.39%, 08/15/37 (Call 02/15/37)(b)	34,420	32,080,507
4.54%, 08/15/47 (Call 02/15/47)(b)	32,259	29,827,294
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)(a)	12,507	12,052,037
2.50%, 08/22/22(a)	11,720	11,345,167
2.50%, 11/02/22 (Call 10/02/22)(a)	4,033	3,894,602
2.75%, 02/25/26 (Call 11/25/25)(a)	13,584	12,735,103
2.90%, 11/15/21(a)	9,278	9,205,073
3.25%, 11/10/24(a)	9,361	9,191,114
3.38%, 08/11/25 (Call 05/11/25)	15,594	15,251,673
3.88%, 08/21/42(a)	3,662	3,345,146
4.13%, 03/04/43(a)	15,188	14,250,727
4.25%, 11/10/44(a)	10,353	9,896,299
4.38%, 11/15/41(a)	4,225	4,095,200
4.88%, 11/15/43	9,792	10,120,630
6.38%, 05/16/38	15,784	19,169,371
Reynolds American Inc.
4.00%, 06/12/22(a)	10,403	10,527,482
4.45%, 06/12/25 (Call 03/12/25)(a)	26,587	26,965,378
5.70%, 08/15/35 (Call 02/15/35)(a)	8,630	9,254,812
5.85%, 08/15/45 (Call 02/15/45)	30,265	33,029,393

		475,282,508

Airlines — 0.0%
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)(a)	7,874	7,807,636

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	13,031	11,948,528
3.88%, 11/01/45 (Call 05/01/45)(a)	15,454	15,015,502

		26,964,030

Auto Manufacturers — 1.9%
American Honda Finance Corp., 1.70%, 09/09/21(a)	7,173	6,872,659
Daimler Finance North America LLC, 8.50%, 01/18/31(a)	17,286	24,403,046
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	17,217	16,207,543
4.75%, 01/15/43(a)	24,949	20,665,304
5.29%, 12/08/46 (Call 06/08/46)(a)	17,483	15,549,499
7.45%, 07/16/31(a)	22,888	25,375,626
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	400	379,228
3.10%, 05/04/23(a)	15,463	14,528,231
3.22%, 01/09/22	10,320	9,981,418
3.34%, 03/28/22 (Call 02/28/22)(a)	3,828	3,700,051
3.66%, 09/08/24	5,440	5,132,268
3.81%, 01/09/24 (Call 11/09/23)(a)	4,182	4,008,966

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)(continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.82%, 11/02/27 (Call 08/02/27)(a)	$9,467	$8,502,003
4.13%, 08/04/25(a)	11,124	10,531,773
4.14%, 02/15/23 (Call 01/15/23)	9,540	9,379,611
4.25%, 09/20/22	25,020	24,789,723
4.38%, 08/06/23(a)	9,536	9,449,909
4.39%, 01/08/26(a)	18,398	17,514,968
5.88%, 08/02/21	20,231	21,119,094
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	5,155	4,921,012
4.88%, 10/02/23(a)	29,589	30,305,524
5.00%, 04/01/35	7,542	7,098,423
5.15%, 04/01/38 (Call 10/01/37)(a)	16,974	15,991,039
5.20%, 04/01/45(a)	15,295	14,083,973
5.40%, 04/01/48 (Call 10/01/47)(a)	11,919	11,306,936
6.25%, 10/02/43	22,260	23,061,360
6.60%, 04/01/36 (Call 10/01/35)	8,780	9,398,387
6.75%, 04/01/46 (Call 10/01/45)	8,442	9,244,797
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)(a)	17,377	16,873,180
3.20%, 07/06/21 (Call 06/06/21)(a)	3,123	3,080,205
3.25%, 01/05/23 (Call 12/05/22)(a)	123	118,982
3.45%, 01/14/22 (Call 12/14/21)	14,456	14,268,240
3.45%, 04/10/22 (Call 02/10/22)(a)	24,575	24,181,166
3.50%, 11/07/24 (Call 09/07/24)(a)	8,401	7,966,310
3.70%, 05/09/23 (Call 03/09/23)	12,209	11,961,997
3.95%, 04/13/24 (Call 02/13/24)(a)	12,340	12,049,284
4.00%, 01/15/25 (Call 10/15/24)	15,522	15,059,690
4.00%, 10/06/26 (Call 07/06/26)(a)	15,723	14,940,097
4.15%, 06/19/23 (Call 05/19/23)	14,611	14,576,378
4.30%, 07/13/25 (Call 04/13/25)(a)	11,654	11,420,063
4.35%, 04/09/25 (Call 02/09/25)(a)	8,450	8,345,913
4.35%, 01/17/27 (Call 10/17/26)	15,067	14,607,441
4.38%, 09/25/21	12,013	12,225,158
5.25%, 03/01/26 (Call 12/01/25)	16,129	16,631,997
Toyota Motor Credit Corp.
2.15%, 09/08/22(a)	3,144	3,023,980
2.60%, 01/11/22	16,805	16,512,069
3.20%, 01/11/27(a)	10,988	10,701,979
3.30%, 01/12/22(a)	15,905	15,974,104
3.40%, 09/15/21(a)	10,556	10,645,659

		628,666,263

Banks — 27.0%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	15,920	15,490,700
2.55%, 11/23/21(a)	9,304	9,064,285
2.63%, 05/19/22	647	627,931
3.70%, 11/16/25	11,730	11,727,642
Banco Santander SA
3.13%, 02/23/23	18,247	17,457,731
3.50%, 04/11/22(a)	13,672	13,467,411
3.80%, 02/23/28(a)	13,260	12,227,830
3.85%, 04/12/23	4,275	4,204,514
4.25%, 04/11/27	20,262	19,478,254
4.38%, 04/12/28	21,847	21,058,948
5.18%, 11/19/25(a)	4,823	4,901,374
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(a)(c)(d)	1,541	1,509,426
2.50%, 10/21/22 (Call 10/21/21)(a)	22,405	21,543,068
2.82%, 07/21/23 (Call 07/21/22)(c)(d)	17,548	17,027,823

Security	Par (000)	Value

Banks (continued)
2.88%, 04/24/23 (Call 04/24/22)(a)(c)(d)	$21,848	$21,297,312
3.00%, 12/20/23 (Call 12/20/22)(c)(d)	31,431	30,585,324
3.09%, 10/01/25 (Call 10/01/24)(c)(d)	13,989	13,294,078
3.12%, 01/20/23 (Call 01/20/22)(a)(c)(d)	17,495	17,254,269
3.25%, 10/21/27 (Call 10/21/26)(a)	23,607	22,117,939
3.30%, 01/11/23(a)	53,704	53,311,515
3.37%, 01/23/26 (Call 01/23/25)(a)(c)(d)	25,453	24,597,975
3.42%, 12/20/28 (Call 12/20/27)(a)(c)(d)	75,446	71,082,618
3.50%, 04/19/26(a)	23,876	23,176,486
3.55%, 03/05/24 (Call 03/05/23)(a)(c)(d)	3,298	3,272,837
3.59%, 07/21/28 (Call 07/21/27)(a)(c)(d)	28,298	27,091,758
3.71%, 04/24/28 (Call 04/24/27)(a)(c)(d)	29,109	28,187,479
3.82%, 01/20/28 (Call 01/20/27)(a)(c)(d)	25,690	25,163,869
3.86%, 07/23/24 (Call 07/23/23)(a)(c)(d)	17,705	17,777,341
3.88%, 08/01/25	22,694	22,688,292
3.95%, 01/23/49 (Call 01/23/48)(a)(c)(d)	9,564	8,813,157
3.97%, 03/05/29 (Call 03/05/28)(a)(c)(d)	38,158	37,501,079
4.00%, 04/01/24(a)	34,694	35,250,617
4.00%, 01/22/25(a)	38,964	38,456,552
4.10%, 07/24/23(a)	35,008	35,842,160
4.13%, 01/22/24(a)	32,630	33,338,766
4.20%, 08/26/24(a)	47,119	47,303,787
4.24%, 04/24/38 (Call 04/24/37)(a)(c)(d)	24,445	24,056,909
4.25%, 10/22/26(a)	22,564	22,382,527
4.27%, 07/23/29 (Call 07/23/28)(c)(d)	20,500	20,636,669
4.44%, 01/20/48 (Call 01/20/47)(a)(c)(d)	23,771	23,881,851
4.45%, 03/03/26(a)	22,470	22,540,848
4.88%, 04/01/44(a)	951	1,004,294
5.00%, 01/21/44(a)	23,552	25,193,320
5.70%, 01/24/22(a)	15,102	16,225,553
5.88%, 02/07/42	18,755	22,267,579
6.11%, 01/29/37(a)	23,843	27,597,138
7.75%, 05/14/38	20,244	27,512,317
Series L, 3.95%, 04/21/25(a)	34,954	34,328,572
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	30,649	29,979,396
Bank of America N.A., 6.00%, 10/15/36	15,421	18,511,322
Bank of Montreal
1.90%, 08/27/21(a)	15,827	15,231,101
2.35%, 09/11/22(a)	20,061	19,300,592
2.55%, 11/06/22 (Call 10/06/22)(a)	16,913	16,368,253
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)(a)	4,333	4,092,077
2.45%, 08/17/26 (Call 05/17/26)	18,011	16,567,528
2.60%, 02/07/22 (Call 01/07/22)(a)	11,587	11,341,174
2.66%, 05/16/23 (Call 05/16/22)(a)(c)(d)	35	34,030
2.80%, 05/04/26 (Call 02/04/26)(a)	17,530	16,595,423
2.95%, 01/29/23 (Call 12/29/22)(a)	13,715	13,470,315
3.25%, 05/16/27 (Call 02/16/27)(a)	17,066	16,583,648
3.30%, 08/23/29 (Call 05/23/29)(a)	10,402	9,843,641
3.40%, 01/29/28 (Call 10/29/27)(a)	10,725	10,536,465
3.44%, 02/07/28 (Call 02/07/27)(a)(c)(d)	762	743,796
3.45%, 08/11/23(a)	5,750	5,754,230
3.50%, 04/28/23(a)	8,663	8,697,129
3.55%, 09/23/21 (Call 08/23/21)(a)	15,999	16,157,600
3.65%, 02/04/24 (Call 01/05/24)	14,284	14,388,947
Series G, 3.00%, 02/24/25 (Call 01/24/25)	6,667	6,450,400
Bank of Nova Scotia (The)
2.45%, 09/19/22(a)	5,311	5,130,282
2.70%, 03/07/22(a)	28,728	28,153,288

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.80%, 07/21/21(a)	$10,955	$10,819,251
4.50%, 12/16/25(a)	17,808	17,966,769
Barclays PLC
3.20%, 08/10/21(a)	6,718	6,620,270
3.65%, 03/16/25(a)	26,617	25,160,981
3.68%, 01/10/23 (Call 01/10/22)(a)	21,089	20,601,850
4.34%, 05/16/24 (Call 05/16/23)(a)(c)(d)	17,245	17,114,250
4.34%, 01/10/28 (Call 01/10/27)(a)	25,163	23,960,679
4.38%, 09/11/24(a)	9,733	9,428,079
4.38%, 01/12/26(a)	39,354	38,382,338
4.84%, 05/09/28 (Call 05/07/27)(a)	17,289	16,469,581
4.95%, 01/10/47(a)	15,614	14,721,663
4.97%, 05/16/29 (Call 05/16/28)(c)(d)	32,476	32,345,930
5.20%, 05/12/26(a)	29,499	29,077,681
5.25%, 08/17/45(a)	13,593	13,409,508
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	3,907	3,787,814
2.75%, 04/01/22 (Call 03/01/22)(a)	8,467	8,303,893
2.85%, 10/26/24 (Call 09/26/24)	14,930	14,354,717
3.70%, 06/05/25 (Call 05/05/25)	12,355	12,428,483
BNP Paribas SA
3.25%, 03/03/23(a)	9,762	9,663,578
4.25%, 10/15/24(a)	9,060	9,024,623
BPCE SA
2.75%, 12/02/21(a)	12,976	12,710,930
4.00%, 04/15/24(a)	15,066	15,222,075
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	3,176	3,112,989
3.63%, 09/16/25 (Call 08/16/25)(a)	23,830	23,635,743
3.80%, 10/30/26 (Call 09/30/26)	4,277	4,275,238
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	19,067	18,511,941
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)(a)	2,835	2,780,088
3.20%, 01/30/23 (Call 12/30/22)(a)	24,791	24,192,744
3.20%, 02/05/25 (Call 01/05/25)	7,073	6,708,544
3.30%, 10/30/24 (Call 09/30/24)(a)	33,823	32,483,778
3.50%, 06/15/23(a)	6,647	6,563,452
3.75%, 04/24/24 (Call 03/24/24)(a)	1,268	1,252,483
3.75%, 07/28/26 (Call 06/28/26)(a)	27,094	25,477,911
3.75%, 03/09/27 (Call 02/09/27)(a)	20,739	19,799,990
3.80%, 01/31/28 (Call 12/31/27)(a)	6,615	6,294,155
4.20%, 10/29/25 (Call 09/29/25)(a)	16,839	16,547,537
4.25%, 04/30/25 (Call 03/31/25)(a)	7,495	7,556,025
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	12,107	11,668,936
2.65%, 08/08/22 (Call 07/08/22)(a)	2,253	2,173,191
2.95%, 07/23/21 (Call 06/23/21)(a)	19,718	19,429,074
Citigroup Inc.
2.35%, 08/02/21(a)	7,418	7,211,537
2.70%, 10/27/22 (Call 09/27/22)(a)	10,896	10,524,100
2.75%, 04/25/22 (Call 03/25/22)(a)	37,213	36,219,257
2.88%, 07/24/23 (Call 07/24/22)(a)(c)(d)	30,752	29,822,533
2.90%, 12/08/21 (Call 11/08/21)(a)	37,653	37,098,842
3.14%, 01/24/23 (Call 01/24/22)(a)(c)(d)	14,586	14,379,933
3.20%, 10/21/26 (Call 07/21/26)(a)	33,633	31,548,632
3.30%, 04/27/25(a)	19,759	19,097,239
3.40%, 05/01/26(a)	24,482	23,410,420
3.50%, 05/15/23(a)	18,568	18,295,489
3.52%, 10/27/28 (Call 10/27/27)(a)(c)(d)	42,547	40,167,053

Security	Par (000)	Value

Banks (continued)
3.67%, 07/24/28 (Call 07/24/27)(c)(d)	$42,075	$40,134,101
3.70%, 01/12/26	25,449	24,842,156
3.75%, 06/16/24(a)	673	672,148
3.88%, 10/25/23(a)	12,387	12,487,559
3.88%, 03/26/25	17,473	17,015,246
3.88%, 01/24/39 (Call 01/24/38)(a)(c)(d)	10,984	10,151,876
3.89%, 01/10/28 (Call 01/10/27)(c)(d)	34,292	33,370,742
4.00%, 08/05/24(a)	1,929	1,909,318
4.04%, 06/01/24 (Call 06/01/23)(c)(d)	10,288	10,391,491
4.05%, 07/30/22(a)	14,450	14,596,773
4.08%, 04/23/29 (Call 04/23/28)(a)(c)(d)	26,477	26,094,807
4.13%, 07/25/28(a)	24,560	23,730,670
4.28%, 04/24/48 (Call 04/24/47)(a)(c)(d)	9,099	8,809,082
4.30%, 11/20/26(a)	14,078	13,899,998
4.40%, 06/10/25(a)	30,295	30,320,642
4.45%, 09/29/27	47,644	47,172,968
4.50%, 01/14/22(a)	33,876	34,938,534
4.60%, 03/09/26(a)	26,202	26,394,354
4.65%, 07/30/45	22,423	22,731,469
4.65%, 07/23/48 (Call 06/23/48)	19,090	19,504,005
4.75%, 05/18/46	18,575	18,317,773
5.30%, 05/06/44(a)	6,163	6,516,169
5.50%, 09/13/25(a)	15,193	16,159,664
5.88%, 01/30/42(a)	9,936	11,687,271
6.63%, 06/15/32(a)	9,048	10,733,370
6.68%, 09/13/43	12,195	15,144,252
8.13%, 07/15/39(a)	29,907	43,080,516
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	2,726	2,660,164
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	10,518	10,465,504
Compass Bank, 2.88%, 06/29/22 (Call 05/29/22)	3,378	3,263,653
Cooperatieve Rabobank UA
3.75%, 07/21/26	24,385	23,258,076
3.88%, 02/08/22	29,028	29,430,581
3.95%, 11/09/22(a)	17,145	17,148,307
4.38%, 08/04/25(a)	16,768	16,712,645
4.63%, 12/01/23	20,273	20,632,485
5.25%, 05/24/41(a)	22,098	25,326,763
5.25%, 08/04/45	26,089	27,926,328
5.75%, 12/01/43(a)	9,609	10,956,965
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22(a)	7,327	7,174,869
2.75%, 01/10/23	15,348	14,874,531
3.38%, 05/21/25(a)	14,893	14,660,358
Credit Suisse AG/New York NY
3.00%, 10/29/21	24,129	23,870,557
3.63%, 09/09/24(a)	30,584	30,369,771
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25(a)	34,497	33,512,190
3.80%, 09/15/22	23,756	23,738,209
3.80%, 06/09/23(a)	26,946	26,828,594
4.55%, 04/17/26	29,038	29,465,018
4.88%, 05/15/45(a)	24,287	24,942,870
Deutsche Bank AG
3.38%, 05/12/21(a)	2,043	2,000,452
4.10%, 01/13/26(a)	803	769,828
4.25%, 10/14/21	2,085	2,074,095
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	16,719	15,756,512

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
3.30%, 11/16/22(a)	$14,002	$13,306,421
3.70%, 05/30/24	525	495,305
3.95%, 02/27/23	17,669	17,175,558
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)(a)	6,961	6,885,326
3.35%, 02/06/23 (Call 01/06/23)	15,240	14,890,702
3.45%, 07/27/26 (Call 04/27/26)(a)	12,772	11,973,850
4.20%, 08/08/23	10,465	10,575,887
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)(a)	10,670	10,601,041
4.30%, 01/16/24 (Call 12/16/23)	5,680	5,775,313
8.25%, 03/01/38(a)	6,699	9,255,790
Fifth Third Bank/Cincinnati OH
2.88%, 10/01/21 (Call 09/01/21)(a)	11,487	11,325,871
3.85%, 03/15/26 (Call 02/15/26)(a)	17,136	16,868,096
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)(a)	27,347	26,457,451
2.88%, 10/31/22 (Call 10/31/21)(c)(d)	27,315	26,727,260
2.91%, 06/05/23 (Call 06/05/22)(a)(c)(d)	18,086	17,574,631
2.91%, 07/24/23 (Call 07/24/22)(c)(d)	34,328	33,280,021
3.00%, 04/26/22 (Call 04/26/21)(a)	47,955	47,067,847
3.20%, 02/23/23 (Call 01/23/23)(a)	18,306	17,968,221
3.27%, 09/29/25 (Call 09/29/24)(c)(d)	34,439	33,051,477
3.50%, 01/23/25 (Call 10/23/24)	34,142	33,219,449
3.50%, 11/16/26 (Call 11/16/25)(a)	37,312	35,504,831
3.63%, 01/22/23(a)	31,700	31,673,511
3.69%, 06/05/28 (Call 06/05/27)(a)(c)(d)	30,476	29,111,693
3.75%, 05/22/25 (Call 02/22/25)(a)	26,472	26,072,522
3.75%, 02/25/26 (Call 11/25/25)(a)	30,759	30,059,657
3.81%, 04/23/29 (Call 04/23/28)(c)(d)	30,263	28,935,801
3.85%, 07/08/24 (Call 04/08/24)(a)	32,980	32,914,663
3.85%, 01/26/27 (Call 01/26/26)(a)	36,130	35,201,528
4.00%, 03/03/24(a)	40,163	40,474,010
4.02%, 10/31/38 (Call 10/31/37)(a)(c)(d)	26,889	24,992,968
4.22%, 05/01/29 (Call 05/01/28)(a)(c)(d)	42,955	42,527,864
4.25%, 10/21/25(a)	23,560	23,449,869
4.41%, 04/23/39 (Call 04/23/38)(a)(c)(d)	20,015	19,524,626
4.75%, 10/21/45 (Call 04/21/45)(a)	23,130	23,483,341
4.80%, 07/08/44 (Call 01/08/44)(a)	22,992	23,493,681
5.15%, 05/22/45(a)	28,432	29,074,791
5.25%, 07/27/21(a)	16,091	16,891,949
5.75%, 01/24/22(a)	50,552	54,064,211
5.95%, 01/15/27	10,104	11,146,115
6.13%, 02/15/33	25,763	29,853,278
6.25%, 02/01/41	24,370	29,358,783
6.45%, 05/01/36	855	1,002,010
6.75%, 10/01/37(a)	70,072	84,929,450
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35(a)	9,571	10,728,305
5.88%, 11/01/34(a)	7,803	8,933,093
HSBC Holdings PLC
2.65%, 01/05/22(a)	34,518	33,566,235
2.95%, 05/25/21	21,109	20,854,442
3.03%, 11/22/23 (Call 11/22/22)(a)(c)(d)	13,899	13,471,745
3.26%, 03/13/23 (Call 03/13/22)(c)(d)	27,682	27,269,109
3.60%, 05/25/23(a)	24,125	24,005,494
3.90%, 05/25/26(a)	37,257	36,714,095
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	4,960	4,965,562
4.00%, 03/30/22(a)	26,630	27,054,559

Security	Par (000)	Value

Banks (continued)
4.04%, 03/13/28 (Call 03/13/27)(a)(c)(d)	$12,322	$12,059,926
4.25%, 03/14/24(a)	27,523	27,554,979
4.25%, 08/18/25(a)	21,929	21,815,695
4.30%, 03/08/26(a)	45,426	46,000,798
4.38%, 11/23/26(a)	29,136	28,934,131
4.58%, 06/19/29 (Call 06/19/28)(a)(c)(d)	17,876	18,138,436
4.88%, 01/14/22(a)	7,027	7,327,630
5.25%, 03/14/44(a)	27,496	28,862,664
6.10%, 01/14/42(a)	8,045	9,801,919
6.50%, 05/02/36(a)	22,347	26,639,439
6.50%, 09/15/37(a)	35,698	42,682,153
6.80%, 06/01/38(a)	19,200	23,722,917
HSBC USA Inc., 3.50%, 06/23/24(a)	12,559	12,382,232
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)	7,838	7,537,998
ING Groep NV
3.15%, 03/29/22(a)	26,423	26,008,722
3.95%, 03/29/27(a)	25,425	24,961,001
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)(a)	26,465	25,792,649
2.40%, 06/07/21 (Call 05/07/21)(a)	4,855	4,750,182
2.70%, 05/18/23 (Call 03/18/23)(a)	18,957	18,292,091
2.78%, 04/25/23 (Call 04/25/22)(c)(d)	18,350	17,864,279
2.95%, 10/01/26 (Call 07/01/26)(a)	41,295	38,618,035
2.97%, 01/15/23 (Call 01/15/22)(a)	15,904	15,560,133
3.13%, 01/23/25 (Call 10/23/24)(a)	30,463	29,424,894
3.20%, 01/25/23(a)	23,797	23,522,970
3.20%, 06/15/26 (Call 03/15/26)(a)	22,347	21,343,072
3.22%, 03/01/25 (Call 03/01/24)(a)(c)(d)	24,722	24,062,911
3.25%, 09/23/22(a)	35,735	35,521,848
3.30%, 04/01/26 (Call 01/01/26)(a)	35,022	33,729,933
3.38%, 05/01/23	16,601	16,303,047
3.51%, 01/23/29 (Call 01/23/28)(c)(d)	26,503	25,260,971
3.54%, 05/01/28 (Call 05/01/27)(c)(d)	19,172	18,375,904
3.56%, 04/23/24 (Call 04/23/23)(c)(d)	27,924	27,788,731
3.63%, 05/13/24(a)	25,829	25,741,259
3.63%, 12/01/27 (Call 12/01/26)(a)	12,567	11,963,397
3.78%, 02/01/28 (Call 02/01/27)(a)(c)(d)	33,294	32,621,128
3.80%, 07/23/24 (Call 07/23/23)(a)(c)(d)	20,940	21,014,406
3.88%, 02/01/24(a)	17,548	17,762,635
3.88%, 09/10/24(a)	29,273	29,080,984
3.88%, 07/24/38 (Call 07/24/37)(a)(c)(d)	31,536	29,465,933
3.90%, 07/15/25 (Call 04/15/25)(a)	34,801	35,024,231
3.90%, 01/23/49 (Call 01/23/48)(a)(c)(d)	25,377	23,123,111
3.96%, 11/15/48 (Call 11/15/47)(c)(d)	24,815	22,892,944
4.01%, 04/23/29 (Call 04/23/28)(a)(c)(d)	29,116	28,800,578
4.03%, 07/24/48 (Call 07/24/47)(c)(d)	12,711	11,808,279
4.13%, 12/15/26(a)	24,499	24,428,088
4.20%, 07/23/29 (Call 07/23/28)(a)(c)(d)	29,180	29,288,296
4.25%, 10/01/27(a)	17,942	17,954,750
4.26%, 02/22/48 (Call 02/22/47)(c)(d)	22,342	21,623,555
4.35%, 08/15/21(a)	31,836	32,801,385
4.50%, 01/24/22(a)	30,130	31,215,358
4.85%, 02/01/44(a)	12,398	13,080,282
4.95%, 06/01/45(a)	21,134	22,198,625
5.40%, 01/06/42(a)	14,673	16,576,361
5.50%, 10/15/40(a)	11,503	13,102,315
5.60%, 07/15/41	22,485	25,969,455
5.63%, 08/16/43	13,835	15,639,946
6.40%, 05/15/38(a)	31,620	39,578,713

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	$1,460	$1,398,460
3.30%, 06/01/25(a)	4,996	4,867,968
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(c)(d)	30,020	28,694,404
3.00%, 01/11/22	20,342	19,896,911
3.10%, 07/06/21	4,499	4,441,120
3.57%, 11/07/28 (Call 11/07/27)(c)(d)	23,930	22,101,284
3.75%, 01/11/27	22,304	21,218,478
4.05%, 08/16/23(a)	15,000	14,971,180
4.34%, 01/09/48(a)	14,186	12,445,654
4.38%, 03/22/28(a)	15,467	15,244,775
4.45%, 05/08/25	17,475	17,650,797
4.50%, 11/04/24(a)	12,849	12,746,464
4.55%, 08/16/28(a)	16,400	16,318,656
4.58%, 12/10/25	22,039	21,801,799
4.65%, 03/24/26(a)	25,340	25,048,638
5.30%, 12/01/45(a)	3,006	3,061,872
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,505	2,509,645
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	2,011	1,933,638
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	18,728	18,037,560
2.67%, 07/25/22	22,753	22,047,395
2.76%, 09/13/26	14,655	13,514,689
3.00%, 02/22/22(a)	5,495	5,402,297
3.29%, 07/25/27(a)	21,106	20,147,372
3.46%, 03/02/23(a)	12,524	12,457,005
3.68%, 02/22/27	16,132	15,876,359
3.76%, 07/26/23	15,790	15,917,684
3.78%, 03/02/25	100	100,357
3.85%, 03/01/26	39,169	39,067,016
4.29%, 07/26/38	10,000	10,161,876
Mizuho Financial Group Inc.
2.27%, 09/13/21	16,019	15,449,550
2.60%, 09/11/22	5,977	5,748,705
2.84%, 09/13/26(a)	13,129	12,137,847
2.95%, 02/28/22(a)	19,020	18,636,095
3.17%, 09/11/27(a)	18,979	17,867,988
3.55%, 03/05/23(a)	5,750	5,722,859
4.02%, 03/05/28(a)	10,948	11,015,248
Morgan Stanley
2.63%, 11/17/21(a)	40,798	39,833,311
2.75%, 05/19/22(a)	47,509	46,277,762
3.13%, 01/23/23(a)	30,770	30,197,656
3.13%, 07/27/26(a)	33,047	30,910,571
3.59%, 07/22/28 (Call 07/22/27)(a)(c)(d)	45,472	43,332,597
3.63%, 01/20/27(a)	52,994	51,056,884
3.70%, 10/23/24	41,272	40,908,588
3.74%, 04/24/24 (Call 04/24/23)(a)(c)(d)	25,650	25,558,599
3.75%, 02/25/23(a)	32,534	32,732,825
3.77%, 01/24/29 (Call 01/24/28)(a)(c)(d)	51,496	49,637,164
3.88%, 01/27/26(a)	33,524	33,080,960
3.95%, 04/23/27(a)	21,397	20,607,876
3.97%, 07/22/38 (Call 07/22/37)(a)(c)(d)	13,431	12,595,787
4.00%, 07/23/25(a)	35,102	35,182,980
4.10%, 05/22/23(a)	20,525	20,670,346
4.30%, 01/27/45	34,854	33,622,354
4.35%, 09/08/26(a)	23,840	23,707,488
4.38%, 01/22/47(a)	24,091	23,514,165

Security	Par (000)	Value

Banks (continued)
4.46%, 04/22/39 (Call 04/22/38)(c)(d)	$17,718	$17,666,722
4.88%, 11/01/22(a)	17,710	18,416,151
5.00%, 11/24/25(a)	23,058	23,978,932
5.50%, 07/28/21	5,585	5,909,253
6.38%, 07/24/42	22,239	27,789,574
7.25%, 04/01/32(a)	9,230	11,797,273
Series F, 3.88%, 04/29/24(a)	40,955	41,079,257
National Australia Bank Ltd./New York
1.88%, 07/12/21(a)	14,223	13,655,154
2.50%, 05/22/22	11,284	10,895,463
2.50%, 07/12/26	10,139	9,224,938
2.80%, 01/10/22	11,098	10,871,866
3.00%, 01/20/23	13,366	13,066,574
3.38%, 01/14/26	20,973	20,381,983
3.63%, 06/20/23	6,935	6,945,242
Northern Trust Corp., 3.95%, 10/30/25(a)	17,437	17,813,362
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)(e)	1,367	1,325,272
2.55%, 12/09/21 (Call 11/09/21)(a)(e)	7,262	7,092,590
2.63%, 02/17/22 (Call 01/18/22)(a)(e)	24,297	23,745,937
2.70%, 11/01/22 (Call 10/01/22)(e)	7,819	7,565,295
2.95%, 01/30/23 (Call 12/30/22)(e)	2,273	2,215,459
2.95%, 02/23/25 (Call 01/24/25)(e)	7,737	7,443,738
3.10%, 10/25/27 (Call 09/25/27)(a)(e)	27,937	26,632,197
3.25%, 06/01/25 (Call 05/02/25)(e)	18,433	18,022,986
3.50%, 06/08/23 (Call 05/09/23)(e)	2,520	2,533,763
3.80%, 07/25/23 (Call 06/25/23)(a)(e)	7,459	7,521,738
4.05%, 07/26/28(e)	10,000	10,179,814
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(e)	3,083	2,955,363
3.30%, 03/08/22 (Call 02/06/22)(a)(e)	10,626	10,614,114
3.90%, 04/29/24 (Call 03/29/24)(a)(e)	3,045	3,055,161
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)(a)	16,176	15,677,040
Royal Bank of Canada
2.75%, 02/01/22(a)	8,674	8,529,346
4.65%, 01/27/26(a)	26,644	27,319,774
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)(c)(d)	8,466	8,232,188
3.88%, 09/12/23(a)	47,981	46,715,444
4.52%, 06/25/24 (Call 06/25/23)(c)(d)	14,995	15,042,615
4.80%, 04/05/26	25,528	25,864,867
4.89%, 05/18/29 (Call 05/18/28)(c)(d)	20,125	20,137,449
5.13%, 05/28/24	26,778	26,907,924
6.00%, 12/19/23	22,840	23,818,970
6.10%, 06/10/23	12,155	12,724,662
6.13%, 12/15/22	26,965	28,295,270
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)(a)	13,588	13,196,710
3.70%, 03/28/22 (Call 02/28/22)	27,782	27,572,038
4.40%, 07/13/27 (Call 04/14/27)	16,397	15,955,853
4.50%, 07/17/25 (Call 04/17/25)	9,153	9,156,781
Santander UK Group Holdings PLC
2.88%, 08/05/21(a)	11,548	11,286,611
3.37%, 01/05/24 (Call 01/05/23)(c)(d)	15,551	15,030,138
3.57%, 01/10/23 (Call 01/10/22)(a)	10,956	10,719,277
3.82%, 11/03/28 (Call 11/03/27)(a)(c)(d)	9,439	8,755,933
Santander UK PLC, 4.00%, 03/13/24(a)	12,185	12,298,946
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21	12,540	11,986,165

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
State Street Corp.
2.65%, 05/19/26(a)	$11,851	$11,113,889
3.10%, 05/15/23(a)	7,280	7,183,842
3.30%, 12/16/24(a)	18,712	18,518,134
3.55%, 08/18/25(a)	18,187	18,248,587
3.70%, 11/20/23(a)	7,773	7,893,128
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22(a)	9,434	9,328,700
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	17,893	17,229,372
2.44%, 10/19/21	17,709	17,170,579
2.63%, 07/14/26	27,482	25,133,938
2.78%, 07/12/22(a)	34,447	33,510,641
2.78%, 10/18/22	15,933	15,444,438
2.85%, 01/11/22	10,888	10,663,365
3.01%, 10/19/26	25,277	23,710,177
3.10%, 01/17/23	17,998	17,641,598
3.35%, 10/18/27(a)	7,268	6,965,680
3.36%, 07/12/27	23,298	22,365,882
3.45%, 01/11/27(a)	20,089	19,430,704
3.54%, 01/17/28(a)	13,430	13,052,606
3.78%, 03/09/26(a)	21,583	21,417,955
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	12,611	12,158,699
3.30%, 05/15/26 (Call 04/15/26)(a)	13,903	13,199,804
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)(a)	7,435	7,255,499
4.00%, 05/01/25 (Call 03/01/25)(a)	18,027	18,257,235
Svenska Handelsbanken AB, 1.88%, 09/07/21	9,920	9,504,573
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)(a)	5,814	5,596,573
Toronto-Dominion Bank (The), 1.80%, 07/13/21(a)	10,907	10,493,820
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)(a)	21,587	21,214,156
3.00%, 03/15/22 (Call 02/15/22)(a)	6,533	6,483,749
3.10%, 04/27/26 (Call 03/27/26)	9,948	9,473,938
3.60%, 09/11/24 (Call 08/11/24)	4,711	4,688,876
3.70%, 01/30/24 (Call 12/29/23)(a)	4,488	4,538,572
3.90%, 04/26/28 (Call 03/24/28)(a)	10,550	10,754,004
4.13%, 05/24/21 (Call 04/23/21)(a)	3,108	3,187,266
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	23,862	21,825,431
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	12,052	11,815,050
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	30,521	29,401,511
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)(a)	9,654	9,231,834
2.85%, 01/23/23 (Call 12/23/22)	22,934	22,502,247
Wachovia Corp., 5.50%, 08/01/35(a)	11,622	12,716,238
Wells Fargo &Co.
2.10%, 07/26/21(a)	7,053	6,809,430
2.63%, 07/22/22	44,822	43,320,588
3.00%, 02/19/25(a)	26,528	25,270,090
3.00%, 04/22/26(a)	52,372	49,115,834
3.00%, 10/23/26(a)	53,011	49,543,805
3.07%, 01/24/23 (Call 01/24/22)(a)	48,170	47,098,723
3.30%, 09/09/24(a)	24,985	24,409,855
3.50%, 03/08/22(a)	35,913	35,997,809
3.55%, 09/29/25(a)	42,699	41,877,907
3.58%, 05/22/28 (Call 05/22/27)(a)(c)(d)	40,018	38,601,363
3.90%, 05/01/45(a)	17,053	15,917,321
4.10%, 06/03/26(a)	25,266	25,018,878
4.13%, 08/15/23(a)	4,980	5,050,278
4.30%, 07/22/27(a)	18,259	18,287,749

Security	Par (000)	Value

Banks (continued)
4.40%, 06/14/46(a)	$12,200	$11,522,545
4.65%, 11/04/44(a)	32,829	32,104,369
4.75%, 12/07/46(a)	28,780	28,618,890
4.90%, 11/17/45(a)	31,882	32,276,508
5.38%, 02/07/35(a)	12,872	14,491,191
5.38%, 11/02/43(a)	31,276	33,586,474
5.61%, 01/15/44	28,513	31,652,444
Series M, 3.45%, 02/13/23(a)	30,666	30,226,749
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	4,830	4,840,934
5.85%, 02/01/37(a)	11,801	13,841,827
6.60%, 01/15/38(a)	16,421	20,677,909
Westpac Banking Corp.
2.00%, 08/19/21(a)	16,766	16,129,935
2.10%, 05/13/21(a)	5,062	4,900,015
2.50%, 06/28/22	6,344	6,127,526
2.70%, 08/19/26(a)	19,394	17,909,595
2.75%, 01/11/23	385	373,600
2.80%, 01/11/22	15,482	15,177,711
2.85%, 05/13/26	25,525	23,884,457
3.35%, 03/08/27(a)	16,857	16,244,002
3.40%, 01/25/28(a)	13,900	13,397,432
3.65%, 05/15/23	4,548	4,577,348

		9,042,278,160
Beverages — 3.6%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	14,975	14,463,480
3.30%, 02/01/23 (Call 12/01/22)	72,536	71,923,869
3.65%, 02/01/26 (Call 11/01/25)(a)	144,415	141,288,589
3.70%, 02/01/24	5,621	5,647,845
4.00%, 01/17/43(a)	2,803	2,516,387
4.63%, 02/01/44	13,133	12,953,090
4.70%, 02/01/36 (Call 08/01/35)(a)	79,016	80,252,095
4.90%, 02/01/46 (Call 08/01/45)(a)	145,711	149,599,138
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	34,562	33,496,879
3.50%, 01/12/24 (Call 12/12/23)(a)	25,353	25,214,251
3.75%, 01/15/22(a)	32,010	32,477,093
3.75%, 07/15/42(a)	3,679	3,253,282
4.00%, 04/13/28 (Call 01/13/28)(a)	32,389	32,331,370
4.38%, 04/15/38 (Call 10/15/37)(a)	25,135	24,633,210
4.44%, 10/06/48 (Call 04/06/48)(a)	19,461	18,727,085
4.60%, 04/15/48 (Call 10/15/47)(a)	31,306	30,820,303
4.75%, 04/15/58 (Call 10/15/57)	24,070	23,669,011
4.95%, 01/15/42(a)	12,566	13,054,053
8.20%, 01/15/39	11,552	16,523,341
Coca-Cola Co. (The)
1.55%, 09/01/21	1,749	1,678,956
2.25%, 09/01/26(a)	11,725	10,703,192
2.50%, 04/01/23(a)	12,530	12,174,619
2.88%, 10/27/25(a)	15,481	14,977,256
3.20%, 11/01/23(a)	15,468	15,468,552
3.30%, 09/01/21(a)	12,535	12,660,903
Constellation Brands Inc., 4.25%, 05/01/23(a)	13,158	13,401,739
Diageo Capital PLC, 2.63%, 04/29/23 (Call 01/29/23)(a)	16,700	16,220,184
Diageo Investment Corp., 2.88%, 05/11/22	5,489	5,418,067
Keurig Dr Pepper Inc.
4.06%, 05/25/23 (Call 04/25/23)(b)	24,026	24,167,737
4.42%, 05/25/25 (Call 03/25/25)(b)	20,613	20,938,349

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.60%, 05/25/28 (Call 02/25/28)(a)(b)	$25,785	$26,124,088
5.09%, 05/25/48 (Call 11/25/47)(a)(b)	11,370	11,579,432
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)(a)	9,861	9,512,199
3.00%, 07/15/26 (Call 04/15/26)(a)	34,838	31,847,530
4.20%, 07/15/46 (Call 01/15/46)(a)	24,032	21,513,768
5.00%, 05/01/42(a)	7,264	7,253,915
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	2,253	2,170,128
2.25%, 05/02/22 (Call 04/02/22)	10,682	10,382,368
2.38%, 10/06/26 (Call 07/06/26)(a)	14,392	13,222,765
2.75%, 03/05/22(a)	18,042	17,881,756
2.75%, 03/01/23(a)	18,986	18,664,884
2.75%, 04/30/25 (Call 01/30/25)(a)	8,304	7,960,693
2.85%, 02/24/26 (Call 11/24/25)(a)	12,087	11,552,182
3.00%, 08/25/21(a)	2,803	2,804,583
3.00%, 10/15/27 (Call 07/15/27)(a)	18,944	18,129,472
3.10%, 07/17/22 (Call 05/17/22)	6,061	6,066,710
3.45%, 10/06/46 (Call 04/06/46)(a)	13,797	12,514,503
3.60%, 03/01/24 (Call 12/01/23)(a)	13,119	13,390,858
4.00%, 03/05/42	6,900	6,858,842
4.00%, 05/02/47 (Call 11/02/46)(a)	11,767	11,672,276
4.45%, 04/14/46 (Call 10/14/45)(a)	21,320	22,573,680
4.88%, 11/01/40	13,166	14,587,089
5.50%, 01/15/40	13,178	15,758,443
Pepsi-Cola Metropolitan Bottling Co. Inc., Series B, 7.00%, 03/01/29	5,932	7,584,989

		1,202,261,078
Biotechnology — 2.3%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)(a)	1,745	1,679,828
2.25%, 08/19/23 (Call 06/19/23)(a)	8,598	8,112,723
2.60%, 08/19/26 (Call 05/19/26)	13,750	12,532,556
2.65%, 05/11/22 (Call 04/11/22)(a)	22,966	22,380,268
3.13%, 05/01/25 (Call 02/01/25)(a)	14,045	13,508,623
3.20%, 11/02/27 (Call 08/02/27)(a)	15,214	14,410,549
3.63%, 05/15/22 (Call 02/15/22)(a)	8,366	8,430,650
3.63%, 05/22/24 (Call 02/22/24)(a)	19,253	19,329,750
3.88%, 11/15/21 (Call 08/15/21)(a)	10,474	10,667,493
4.10%, 06/15/21 (Call 03/15/21)(a)	3,163	3,226,626
4.40%, 05/01/45 (Call 11/01/44)	24,635	23,735,697
4.56%, 06/15/48 (Call 12/15/47)(a)	17,675	17,456,242
4.66%, 06/15/51 (Call 12/15/50)(a)	47,731	47,160,562
5.15%, 11/15/41 (Call 05/15/41)(a)	14,395	15,209,420
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	22,389	22,561,362
5.25%, 06/23/45 (Call 12/23/44)(a)	22,046	23,847,862
Biogen Inc.
3.63%, 09/15/22(a)	6,959	7,009,937
4.05%, 09/15/25 (Call 06/15/25)(a)	27,967	28,165,138
5.20%, 09/15/45 (Call 03/15/45)(a)	25,247	26,852,641
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)	6,238	6,010,027
3.25%, 08/15/22(a)	7,871	7,794,599
3.25%, 02/20/23 (Call 01/20/23)(a)	4,380	4,307,204
3.45%, 11/15/27 (Call 08/15/27)	16,235	15,253,955
3.55%, 08/15/22(a)	6,399	6,392,907
3.63%, 05/15/24 (Call 02/15/24)(a)	17,443	17,299,662
3.88%, 08/15/25 (Call 05/15/25)(a)	26,369	25,978,364
3.90%, 02/20/28 (Call 11/20/27)(a)	20,235	19,621,432

Security	Par (000)	Value

Biotechnology (continued)
4.35%, 11/15/47 (Call 05/15/47)	$19,299	$17,544,837
4.55%, 02/20/48 (Call 08/20/47)(a)	20,386	19,107,979
4.63%, 05/15/44 (Call 11/15/43)(a)	11,208	10,604,179
5.00%, 08/15/45 (Call 02/15/45)	26,952	26,748,911
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)(a)	2,175	2,082,110
2.95%, 03/01/27 (Call 12/01/26)(a)	21,122	19,790,870
3.25%, 09/01/22 (Call 07/01/22)(a)	9,730	9,715,700
3.50%, 02/01/25 (Call 11/01/24)(a)	36,526	36,117,924
3.65%, 03/01/26 (Call 12/01/25)(a)	42,065	41,642,158
3.70%, 04/01/24 (Call 01/01/24)(a)	30,997	31,259,225
4.00%, 09/01/36 (Call 03/01/36)(a)	4,124	3,967,800
4.15%, 03/01/47 (Call 09/01/46)(a)	21,636	20,662,198
4.40%, 12/01/21 (Call 09/01/21)(a)	8,483	8,766,724
4.50%, 02/01/45 (Call 08/01/44)	20,048	20,130,650
4.60%, 09/01/35 (Call 03/01/35)	7,166	7,391,229
4.75%, 03/01/46 (Call 09/01/45)(a)	28,334	29,534,738
4.80%, 04/01/44 (Call 10/01/43)	18,673	19,518,668
5.65%, 12/01/41 (Call 06/01/41)(a)	15,561	18,022,808

		771,544,785
Chemicals — 0.9%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	18,911	18,523,901
3.50%, 10/01/24 (Call 07/01/24)(a)	7,123	6,980,693
4.13%, 11/15/21 (Call 08/15/21)(a)	8,179	8,336,255
4.38%, 11/15/42 (Call 05/15/42)(a)	17,348	16,484,772
5.25%, 11/15/41 (Call 05/15/41)(a)	9,633	10,239,659
7.38%, 11/01/29	11,415	14,339,907
9.40%, 05/15/39(a)	10,808	16,541,063
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)(a)	12,284	12,310,402
3.80%, 03/15/25 (Call 12/15/24)	645	641,424
4.65%, 10/15/44 (Call 04/15/44)	19,604	19,266,676
EI du Pont de Nemours & Co.
2.80%, 02/15/23(a)	6,728	6,570,233
4.15%, 02/15/43(a)	6,345	5,973,743
LYB International Finance BV
4.00%, 07/15/23(a)	6,043	6,085,513
4.88%, 03/15/44 (Call 09/15/43)(a)	12,496	12,524,733
5.25%, 07/15/43	11,367	11,904,430
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	12,337	11,701,152
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)(a)	16,344	15,310,616
5.75%, 04/15/24 (Call 01/15/24)	13,391	14,585,251
6.00%, 11/15/21 (Call 08/17/21)	11,527	12,294,336
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	13,408	13,597,419
Rohm & Haas Co., 7.85%, 07/15/29(a)	12,018	15,582,446
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	20,964	20,395,574
3.45%, 06/01/27 (Call 03/01/27)(a)	18,410	17,558,276
4.50%, 06/01/47 (Call 12/01/46)	21,135	20,458,293

		308,206,767
Commercial Services — 0.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	13,367	13,311,618
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	13,112	12,257,160
3.95%, 12/01/47 (Call 06/01/47)	301	290,753

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.35%, 12/08/21	$5,586	$5,778,923
5.50%, 12/08/41(a)	703	830,742
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	14,263	14,769,963
Total System Services Inc., 4.80%, 04/01/26
(Call 01/01/26)	12,523	12,962,373

		60,201,532
Computers — 3.5%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)(a)	12,980	12,496,899
2.10%, 09/12/22 (Call 08/12/22)(a)	9,844	9,489,816
2.15%, 02/09/22(a)	13,658	13,278,683
2.30%, 05/11/22 (Call 04/11/22)(a)	12,734	12,411,946
2.40%, 01/13/23 (Call 12/13/22)(a)	9,193	8,927,210
2.40%, 05/03/23(a)	67,150	64,912,119
2.45%, 08/04/26 (Call 05/04/26)(a)	30,207	28,016,364
2.50%, 02/09/22 (Call 01/09/22)(a)	19,223	18,905,257
2.50%, 02/09/25(a)	17,220	16,323,866
2.70%, 05/13/22(a)	14,716	14,542,638
2.75%, 01/13/25 (Call 11/13/24)	23,332	22,517,685
2.85%, 02/23/23 (Call 12/23/22)	14,993	14,841,443
2.85%, 05/11/24 (Call 03/11/24)(a)	31,342	30,594,318
2.90%, 09/12/27 (Call 06/12/27)(a)	32,340	30,740,270
3.00%, 02/09/24 (Call 12/09/23)(a)	25,830	25,485,774
3.00%, 06/20/27 (Call 03/20/27)	8,179	7,845,201
3.00%, 11/13/27 (Call 08/13/27)(a)	13,759	13,182,252
3.20%, 05/13/25(a)	21,674	21,467,757
3.20%, 05/11/27 (Call 02/11/27)(a)	25,177	24,510,235
3.25%, 02/23/26 (Call 11/23/25)(a)	40,600	39,947,209
3.35%, 02/09/27 (Call 11/09/26)(a)	31,982	31,479,969
3.45%, 05/06/24(a)	23,782	23,948,267
3.45%, 02/09/45(a)	26,671	24,230,510
3.75%, 09/12/47 (Call 03/12/47)(a)	16,640	15,760,749
3.75%, 11/13/47 (Call 05/13/47)(a)	12,605	11,941,714
3.85%, 05/04/43(a)	45,263	43,856,937
3.85%, 08/04/46 (Call 02/04/46)	15,977	15,436,659
4.25%, 02/09/47 (Call 08/09/46)(a)	15,064	15,459,456
4.38%, 05/13/45(a)	24,185	25,295,191
4.45%, 05/06/44(a)	11,982	12,683,480
4.50%, 02/23/36 (Call 08/23/35)(a)	21,900	23,738,306
4.65%, 02/23/46 (Call 08/23/45)(a)	47,432	51,668,304
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(b)	13,199	13,427,241
5.45%, 06/15/23 (Call 04/15/23)(a)(b)	43,789	46,027,034
6.02%, 06/15/26 (Call 03/15/26)(a)(b)	56,181	59,521,067
8.10%, 07/15/36 (Call 01/15/36)(b)	19,278	22,768,719
8.35%, 07/15/46 (Call 01/15/46)(a)(b)	24,292	29,735,057
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)(a)	9,784	10,058,637
4.90%, 10/15/25 (Call 07/15/25)(a)	32,851	33,808,094
6.20%, 10/15/35 (Call 04/15/35)	16,005	16,596,294
6.35%, 10/15/45 (Call 04/15/45)(a)	18,428	19,084,050
HP Inc.
4.30%, 06/01/21	9,219	9,454,818
6.00%, 09/15/41(a)	20,036	20,730,161
IBM Credit LLC, 3.00%, 02/06/23(a)	7,995	7,900,522
International Business Machines Corp.
1.88%, 08/01/22(a)	15,052	14,294,367
2.50%, 01/27/22(a)	10,578	10,354,404
2.88%, 11/09/22(a)	10,406	10,243,519
3.30%, 01/27/27(a)	1,282	1,263,009

Security	Par (000)	Value

Computers (continued)
3.38%, 08/01/23(a)	$14,037	$14,103,051
3.45%, 02/19/26(a)	25,005	24,847,513
3.63%, 02/12/24(a)	22,578	22,828,963
4.00%, 06/20/42(a)	20,114	19,533,916
4.70%, 02/19/46(a)	1,372	1,504,507
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	2,608	2,586,267
4.75%, 06/01/23(a)	6,786	6,804,661
4.75%, 01/01/25(a)	14,646	14,002,455

		1,157,414,810
Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
1.70%, 11/03/21(a)	3,759	3,617,265
2.15%, 08/11/22	8,601	8,338,453
2.30%, 02/06/22	10,101	9,866,856
2.45%, 11/03/26(a)	14,166	13,185,918
2.85%, 08/11/27(a)	12,751	12,199,791
3.10%, 08/15/23(a)	15,846	15,875,202
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)(a)	3,584	3,457,285
2.90%, 05/05/27 (Call 02/05/27)	16,971	16,197,457
5.90%, 11/15/32(a)	12,135	14,947,256

		97,685,483
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)(a)	4,535	4,319,972
3.65%, 07/21/27 (Call 04/21/27)(a)	13,232	12,260,477
3.95%, 02/01/22 (Call 01/01/22)(a)	21,925	21,920,426
4.50%, 05/15/21	5,185	5,273,690
5.00%, 10/01/21(a)	4,451	4,595,718
Air Lease Corp., 3.00%, 09/15/23 (Call 07/15/23)(a)	10,545	10,054,189
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	28,226	27,185,251
2.65%, 12/02/22	26,519	25,581,665
3.00%, 10/30/24 (Call 09/29/24)	20,202	19,412,575
3.40%, 02/27/23 (Call 01/27/23)(a)	16,373	16,255,033
4.05%, 12/03/42(a)	13,065	12,940,566
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)(a)	31,871	31,146,145
3.30%, 05/03/27 (Call 04/03/27)(a)	25,696	25,032,036
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	10,451	10,704,191
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)(a)	11,834	11,469,845
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)(a)	12,032	11,979,592
Capital One Bank USA N.A., 3.38%, 02/15/23	12,177	11,906,036
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	4,420	4,299,517
3.85%, 05/21/25 (Call 03/21/25)(a)	12,100	12,321,843
CME Group Inc.
3.00%, 09/15/22(a)	9,606	9,513,341
3.00%, 03/15/25 (Call 12/15/24)(a)	13,743	13,379,443
5.30%, 09/15/43 (Call 03/15/43)(a)	9,808	11,613,427
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	21,704	20,984,747
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(a)	28,282	27,336,193
4.42%, 11/15/35(a)	142,841	137,668,999

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	$25,812	$25,963,790
3.75%, 09/21/28 (Call 06/21/28)(a)	2,090	2,093,431
4.00%, 10/15/23(a)	4,428	4,548,212
4.25%, 09/21/48 (Call 03/21/48)	8,125	8,092,225
International Lease Finance Corp., 5.88%, 08/15/22(a)	6,691	7,130,983
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	12,821	11,666,104
4.85%, 01/15/27	9,915	9,841,219
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	12,919	12,416,240
3.38%, 04/01/24(a)	17,082	17,180,220
ORIX Corp., 2.90%, 07/18/22	1,426	1,384,885
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	329	298,368
3.75%, 08/15/21 (Call 06/15/21)(a)	1,610	1,600,653
3.95%, 12/01/27 (Call 09/01/27)(a)	20,568	18,679,640
4.25%, 08/15/24 (Call 05/15/24)(a)	11,143	10,804,643
4.50%, 07/23/25 (Call 04/23/25)(a)	18,937	18,421,660
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)(a)	9,259	9,131,794
3.30%, 04/01/27 (Call 01/01/27)(a)	6,809	6,567,106
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	12,039	11,590,711
2.75%, 09/15/27 (Call 06/15/27)(a)	8,180	7,712,806
2.80%, 12/14/22 (Call 10/14/22)	32,077	31,665,513
3.15%, 12/14/25 (Call 09/14/25)	52,863	51,826,346
3.65%, 09/15/47 (Call 03/15/47)(a)	6,582	6,250,729
4.15%, 12/14/35 (Call 06/14/35)(a)	16,570	17,352,614
4.30%, 12/14/45 (Call 06/14/45)	40,870	42,978,904

		834,353,713
Electric — 2.2%
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)(a)	9,994	9,186,585
4.45%, 01/15/49 (Call 07/15/48)(a)(b)	9,330	9,426,911
4.50%, 02/01/45 (Call 08/01/44)(a)	7,596	7,685,845
5.15%, 11/15/43 (Call 05/15/43)(a)	9,453	10,367,582
6.13%, 04/01/36	21,990	26,680,832
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	940	924,327
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	11,612	11,988,286
4.63%, 12/01/54 (Call 06/01/54)(a)	10,948	11,336,043
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	19,400	19,248,172
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	597	574,098
5.30%, 02/15/40(a)	2,180	2,524,837
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)(a)	3,872	3,708,935
2.65%, 09/01/26 (Call 06/01/26)(a)	27,107	24,714,422
3.15%, 08/15/27 (Call 05/15/27)(a)	13,653	12,818,064
3.75%, 04/15/24 (Call 01/15/24)(a)	5,481	5,495,311
3.75%, 09/01/46 (Call 03/01/46)(a)	28,489	25,543,938
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	6,065	7,817,531
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	5,777	5,629,293
3.55%, 06/15/26 (Call 03/15/26)	10,018	9,520,828
4.75%, 06/15/46 (Call 12/15/45)	17,046	17,034,922

Security	Par (000)	Value

Electric (continued)
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	$8,446	$7,805,962
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	17,187	16,552,982
3.50%, 06/01/22 (Call 05/01/22)	23,565	23,264,007
3.95%, 06/15/25 (Call 03/15/25)(a)	14,718	14,742,747
4.45%, 04/15/46 (Call 10/15/45)	7,473	7,376,028
5.10%, 06/15/45 (Call 12/15/44)	1,783	1,903,303
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	14,111	14,373,676
6.25%, 10/01/39(a)	12,522	13,545,911
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)(a)	21,330	20,948,227
Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	15,843	16,134,830
Series C, 4.85%, 07/15/47 (Call 01/15/47)	11,257	11,593,905
Series C, 7.38%, 11/15/31	20,607	26,761,711
Florida Power & Light Co., 3.95%, 03/01/48 (Call 09/01/47)	390	387,795
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	12,736	11,780,731
Georgia Power Co., 4.30%, 03/15/42(a)	11,386	10,997,908
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)(a)	25,379	24,648,440
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/22(a)	11,578	13,136,229
Pacific Gas & Electric Co.
3.30%, 12/01/27 (Call 09/01/27)	23,078	21,178,967
3.95%, 12/01/47 (Call 06/01/47)	11,845	10,412,405
5.40%, 01/15/40	11,564	12,314,011
5.80%, 03/01/37(a)	6,206	6,866,432
6.05%, 03/01/34	34,962	39,178,358
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	1,385	1,344,004
3.25%, 06/15/27 (Call 03/15/27)	12,944	12,137,186
3.40%, 02/01/28 (Call 10/01/27)	19,039	17,931,543
3.80%, 02/01/38 (Call 08/01/37)	8,655	7,965,025
4.00%, 02/01/48 (Call 08/01/47)(a)	8,612	7,831,536
6.00%, 10/15/39	11,462	13,410,554
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	13,041	12,466,964
4.65%, 10/01/43 (Call 04/01/43)(a)	11,582	12,127,582
Series C, 4.13%, 03/01/48 (Call 09/01/47)	5,000	4,873,678
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	8,694	8,435,400
2.95%, 07/01/23 (Call 05/01/23)(a)	29,798	28,742,015
3.25%, 07/01/26 (Call 04/01/26)(a)	24,405	22,913,034
4.40%, 07/01/46 (Call 01/01/46)(a)	27,752	26,820,396
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	8,432	8,177,471
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	9,423	9,314,775

		742,622,490
Electronics — 0.1%
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)(a)	4,070	3,944,782
3.15%, 06/15/26 (Call 03/15/26)(a)	11,577	10,855,105
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)(a)	17,634	16,962,257
2.50%, 11/01/26 (Call 08/01/26)(a)	15,529	14,457,353

		46,219,497

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.1%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)(a)	$10,733	$10,794,503
3.95%, 05/15/28 (Call 02/15/28)(a)	9,955	10,006,959
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)(a)	3,693	3,507,032
4.10%, 03/01/45 (Call 09/01/44)(a)	8,012	7,937,319

		32,245,813
Food — 1.5%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)(a)	15,244	14,930,204
3.95%, 03/15/25 (Call 01/15/25)(a)	15,846	15,388,434
4.15%, 03/15/28 (Call 12/15/27)(a)	15,052	14,483,889
4.80%, 03/15/48 (Call 09/15/47)(a)	3,003	2,723,475
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)(a)	4,736	4,701,389
3.20%, 02/10/27 (Call 11/10/26)(a)	7,128	6,601,994
3.70%, 10/17/23 (Call 09/17/23)(a)	14,276	14,295,086
4.00%, 04/17/25 (Call 02/17/25)(a)	13,175	13,144,618
4.20%, 04/17/28 (Call 01/17/28)(a)	19,586	19,511,620
JM Smucker Co. (The)
3.50%, 10/15/21(a)	6,731	6,730,552
3.50%, 03/15/25(a)	16,954	16,449,869
Kellogg Co.
3.25%, 04/01/26(a)	11,277	10,681,410
Series B, 7.45%, 04/01/31	1,687	2,154,459
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	29,850	27,274,948
3.50%, 06/06/22(a)	20,662	20,569,360
3.50%, 07/15/22 (Call 05/15/22)(a)	15,017	14,927,710
3.95%, 07/15/25 (Call 04/15/25)(a)	28,967	28,498,688
4.00%, 06/15/23 (Call 05/15/23)(a)	18,218	18,277,407
4.38%, 06/01/46 (Call 12/01/45)(a)	31,886	27,939,247
4.63%, 01/30/29 (Call 10/30/28)(a)	11,740	11,758,654
5.00%, 07/15/35 (Call 01/15/35)(a)	15,184	14,959,070
5.00%, 06/04/42	24,515	23,560,813
5.20%, 07/15/45 (Call 01/15/45)(a)	23,906	23,290,342
6.50%, 02/09/40	10,596	11,991,008
6.88%, 01/26/39	11,872	13,989,420
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	13,259	11,911,794
4.45%, 02/01/47 (Call 08/01/46)(a)	20,530	19,063,015
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	3,580	3,485,149
3.40%, 08/15/27 (Call 05/15/27)(a)	7,231	6,901,883
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	2,105	2,100,858
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	8,709	8,284,020
3.30%, 07/15/26 (Call 04/15/26)	12,211	11,775,325
3.75%, 10/01/25 (Call 07/01/25)(a)	10,835	10,724,992
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	22,478	21,339,952
3.95%, 08/15/24 (Call 05/15/24)(a)	11,538	11,578,278
4.50%, 06/15/22 (Call 03/15/22)(a)	9,497	9,782,206
4.55%, 06/02/47 (Call 12/02/46)(a)	13,706	12,928,475

		508,709,613

Security	Par (000)	Value

Forest Products & Paper — 0.2%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	$13,154	$12,130,352
3.65%, 06/15/24 (Call 03/15/24)(a)	9,580	9,541,255
4.35%, 08/15/48 (Call 02/15/48)(a)	20,331	18,650,523
4.40%, 08/15/47 (Call 02/15/47)	8,282	7,636,979
4.75%, 02/15/22 (Call 11/15/21)(a)	8,828	9,175,138
4.80%, 06/15/44 (Call 12/15/43)(a)	8,475	8,330,952
7.30%, 11/15/39(a)	1,042	1,328,375

		66,793,574
Gas — 0.1%
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	9,190	8,866,361
3.95%, 03/30/48 (Call 09/30/47)(a)	5,171	4,771,412
4.38%, 05/15/47 (Call 11/15/46)(a)	10,473	10,365,556
4.80%, 02/15/44 (Call 08/15/43)(a)	12,425	12,977,619

		36,980,948
Health Care - Products — 2.1%
Abbott Laboratories
2.55%, 03/15/22(a)	4,880	4,755,778
2.90%, 11/30/21 (Call 10/30/21)	37,840	37,434,662
2.95%, 03/15/25 (Call 12/15/24)(a)	3,715	3,555,281
3.25%, 04/15/23 (Call 01/15/23)	5,249	5,204,693
3.40%, 11/30/23 (Call 09/30/23)(a)	11,202	11,163,275
3.75%, 11/30/26 (Call 08/30/26)(a)	53,001	52,701,057
4.75%, 11/30/36 (Call 05/30/36)(a)	21,974	23,371,019
4.90%, 11/30/46 (Call 05/30/46)(a)	43,438	47,294,725
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)(a)	20,113	19,586,731
3.13%, 11/08/21(a)	9,723	9,603,434
3.36%, 06/06/24 (Call 04/06/24)	20,243	19,571,868
3.70%, 06/06/27 (Call 03/06/27)	35,325	33,872,931
3.73%, 12/15/24 (Call 09/15/24)(a)	23,849	23,451,940
4.67%, 06/06/47 (Call 12/06/46)(a)	22,395	22,129,292
4.69%, 12/15/44 (Call 06/15/44)(a)	17,163	16,917,660
Boston Scientific Corp.
3.85%, 05/15/25(a)	13,966	14,001,922
4.00%, 03/01/28 (Call 12/01/27)(a)	11,139	11,056,975
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	14,539	14,300,904
Medtronic Inc.
3.15%, 03/15/22(a)	30,178	30,081,258
3.50%, 03/15/25(a)	63,242	63,183,526
3.63%, 03/15/24 (Call 12/15/23)	2,244	2,267,983
4.38%, 03/15/35(a)	29,983	31,196,646
4.63%, 03/15/45	58,775	62,453,351
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	13,542	13,232,905
3.50%, 03/15/26 (Call 12/15/25)(a)	15,172	14,749,920
4.63%, 03/15/46 (Call 09/15/45)(a)	13,946	14,261,775
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)(a)	12,723	11,861,481
3.00%, 04/15/23 (Call 02/15/23)	16,768	16,318,396
3.15%, 01/15/23 (Call 10/15/22)(a)	4,037	3,962,014
3.20%, 08/15/27 (Call 05/15/27)(a)	17,508	16,521,275
3.30%, 02/15/22(a)	4,255	4,257,579
3.60%, 08/15/21 (Call 05/15/21)(a)	3,653	3,672,539
4.10%, 08/15/47 (Call 02/15/47)(a)	9,713	9,317,508
4.15%, 02/01/24 (Call 11/01/23)(a)	9,308	9,540,760

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)(a)	$10,026	$9,862,323
3.55%, 04/01/25 (Call 01/01/25)(a)	31,230	30,114,998

		716,830,384
Health Care - Services — 1.6%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	17,446	16,887,308
2.80%, 06/15/23 (Call 04/15/23)(a)	17,752	17,094,214
3.50%, 11/15/24 (Call 08/15/24)(a)	8,702	8,541,840
3.88%, 08/15/47 (Call 02/15/47)(a)	8,161	7,235,192
6.63%, 06/15/36(a)	12,857	15,719,918
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	11,717	11,429,327
3.13%, 05/15/22(a)	10,205	10,074,126
3.30%, 01/15/23(a)	15,513	15,343,168
3.35%, 12/01/24 (Call 10/01/24)(a)	8,518	8,288,981
3.50%, 08/15/24 (Call 05/15/24)(a)	11,011	10,808,659
3.65%, 12/01/27 (Call 09/01/27)(a)	18,354	17,468,843
4.10%, 03/01/28 (Call 12/01/27)(a)	18,095	17,810,720
4.38%, 12/01/47 (Call 06/01/47)(a)	12,419	11,598,777
4.55%, 03/01/48 (Call 09/01/47)	11,257	10,818,696
4.63%, 05/15/42(a)	7,011	6,799,787
4.65%, 01/15/43	11,756	11,419,336
4.65%, 08/15/44 (Call 02/15/44)(a)	8,433	8,173,698
5.85%, 01/15/36	553	627,777
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	1,407	1,273,699
3.25%, 04/15/25 (Call 01/15/25)(a)	5,683	5,367,570
3.88%, 10/15/47 (Call 04/15/47)(a)	13,906	11,878,965
4.00%, 02/15/22 (Call 11/15/21)(a)	3,945	3,998,947
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)(a)	7,133	7,481,555
Kaiser Foundation Hospitals, 4.15%, 05/01/47 (Call 11/01/46)(a)	4,799	4,879,284
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	17,655	17,274,831
4.70%, 02/01/45 (Call 08/01/44)(a)	12,629	12,436,734
UnitedHealth Group Inc.
2.38%, 10/15/22	6,253	6,034,802
2.88%, 12/15/21(a)	10,552	10,455,724
2.88%, 03/15/22 (Call 12/15/21)(a)	19,812	19,618,613
2.88%, 03/15/23(a)	13,684	13,420,078
2.95%, 10/15/27(a)	13,098	12,333,678
3.10%, 03/15/26	14,832	14,289,316
3.35%, 07/15/22(a)	17,770	17,837,499
3.38%, 04/15/27(a)	1,619	1,585,005
3.45%, 01/15/27(a)	6,769	6,652,640
3.50%, 06/15/23(a)	3,240	3,258,912
3.75%, 07/15/25(a)	25,317	25,587,479
3.75%, 10/15/47 (Call 04/15/47)(a)	10,340	9,652,161
3.85%, 06/15/28(a)	13,650	13,785,599
4.20%, 01/15/47 (Call 07/15/46)	8,148	8,104,682
4.25%, 03/15/43 (Call 09/15/42)(a)	11,638	11,645,359
4.25%, 04/15/47 (Call 10/15/46)(a)	2,409	2,417,978
4.25%, 06/15/48 (Call 12/15/47)(a)	21,925	21,959,289
4.63%, 07/15/35(a)	7,234	7,759,083
4.75%, 07/15/45	25,153	27,071,452
5.80%, 03/15/36	6,751	8,084,227
6.88%, 02/15/38	13,191	17,586,597

		529,872,125

Security	Par (000)	Value

Holding Companies - Diversified — 0.0%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	$100	$96,203

Housewares — 0.2%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	2,372	2,337,116
3.85%, 04/01/23 (Call 02/01/23)(a)	26,777	26,305,058
4.20%, 04/01/26 (Call 01/01/26)	27,224	26,212,765
5.50%, 04/01/46 (Call 10/01/45)	26,800	25,680,178

		80,535,117
Insurance — 2.0%
Aflac Inc., 3.63%, 11/15/24(a)	3,744	3,749,841
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)(a)	25,270	24,679,817
3.88%, 01/15/35 (Call 07/15/34)(a)	6,141	5,566,032
3.90%, 04/01/26 (Call 01/01/26)(a)	20,480	20,152,384
4.13%, 02/15/24(a)	15,637	15,826,682
4.20%, 04/01/28 (Call 01/01/28)(a)	9,083	9,041,736
4.38%, 01/15/55 (Call 07/15/54)	6,015	5,359,773
4.50%, 07/16/44 (Call 01/16/44)(a)	29,457	27,964,523
4.75%, 04/01/48 (Call 10/01/47)(a)	10,352	10,218,148
4.80%, 07/10/45 (Call 01/10/45)(a)	12,785	12,742,896
4.88%, 06/01/22(a)	28,140	29,471,225
6.25%, 05/01/36	6,217	7,161,965
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	14,098	14,121,420
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	11,793	11,045,062
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)(b)	12,417	12,361,549
4.35%, 04/20/28 (Call 01/20/28)(a)(b)	14,811	14,379,197
5.00%, 04/20/48 (Call 10/20/47)(a)(b)	18,045	16,968,661
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22(a)	3,806	3,805,373
4.20%, 08/15/48 (Call 02/15/48)(a)	25,250	25,632,704
5.75%, 01/15/40(a)	13,342	16,180,747
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	27,276	26,830,989
3.13%, 03/15/26 (Call 12/15/25)(a)	33,137	32,227,505
4.50%, 02/11/43(a)	9,791	10,349,183
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	20,545	18,344,086
4.70%, 06/22/47 (Call 12/22/46)(a)	19,270	16,064,312
Chubb Corp. (The), 6.00%, 05/11/37	11,829	14,575,249
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)(a)	8,741	8,594,004
3.15%, 03/15/25(a)	12,585	12,289,128
3.35%, 05/03/26 (Call 02/03/26)	10,409	10,220,014
4.35%, 11/03/45 (Call 05/03/45)(a)	17,003	17,709,663
Manulife Financial Corp.
4.15%, 03/04/26(a)	12,424	12,591,548
5.38%, 03/04/46(a)	9,629	10,983,214
MetLife Inc.
3.60%, 04/10/24(a)	9,285	9,339,875
4.05%, 03/01/45	18,924	17,943,232
4.13%, 08/13/42	10,911	10,505,643
4.60%, 05/13/46 (Call 11/13/45)(a)	7,913	8,148,758
4.88%, 11/13/43(a)	11,309	11,983,218
5.70%, 06/15/35(a)	8,730	10,069,131
5.88%, 02/06/41(a)	8,597	10,248,617
6.38%, 06/15/34(a)	8,453	10,314,736
Series D, 4.37%, 09/15/23	15,921	16,589,365

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	$10,581	$10,472,103
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)(a)	5,848	5,375,354
3.94%, 12/07/49 (Call 06/07/49)(a)	20,349	18,841,676
4.60%, 05/15/44(a)	13,389	13,787,325
5.70%, 12/14/36(a)	5,029	5,810,209
Travelers Companies Inc. (The)
5.35%, 11/01/40	5,347	6,202,944
6.25%, 06/15/37(a)	9,274	11,638,801

		654,479,617
Internet — 1.2%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	27,978	25,456,779
3.38%, 02/25/24(a)	13,187	13,355,645
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	16,124	15,606,923
2.50%, 11/29/22 (Call 08/29/22)(a)	13,842	13,519,942
2.80%, 08/22/24 (Call 06/22/24)	29,300	28,487,555
3.15%, 08/22/27 (Call 05/22/27)(a)	54,057	52,137,285
3.30%, 12/05/21 (Call 10/05/21)(a)	2,973	2,996,769
3.80%, 12/05/24 (Call 09/05/24)(a)	16,365	16,801,220
3.88%, 08/22/37 (Call 02/22/37)(a)	35,457	35,095,094
4.05%, 08/22/47 (Call 02/22/47)(a)	43,912	43,560,647
4.25%, 08/22/57 (Call 02/22/57)(a)	28,033	28,123,855
4.80%, 12/05/34 (Call 06/05/34)	22,741	24,958,038
4.95%, 12/05/44 (Call 06/05/44)(a)	11,594	13,062,829
5.20%, 12/03/25 (Call 09/03/25)	2,315	2,556,868
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)(a)	13,476	13,179,091
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)(a)	4,506	4,367,488
2.75%, 01/30/23 (Call 12/30/22)(a)	11,124	10,736,056
2.88%, 08/01/21 (Call 06/01/21)(a)	1,722	1,699,824
3.45%, 08/01/24 (Call 05/01/24)	14,603	14,288,400
3.60%, 06/05/27 (Call 03/05/27)(a)	9,407	8,965,229
3.80%, 03/09/22 (Call 02/09/22)	12,272	12,427,604
4.00%, 07/15/42 (Call 01/15/42)	12,176	10,236,512
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)(a)	23,089	21,673,118
5.00%, 02/15/26 (Call 11/15/25)	4,143	4,279,242

		417,572,013
Machinery — 0.3%
ABB Finance USA Inc.
2.88%, 05/08/22(a)	15,897	15,714,665
3.80%, 04/03/28 (Call 01/03/28)	1,350	1,369,864
4.38%, 05/08/42	4,816	4,967,250
Caterpillar Financial Services Corp., 1.70%, 08/09/21(a)	8,996	8,663,845
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)(a)	10,418	10,480,453
3.80%, 08/15/42(a)	20,337	19,631,266
5.20%, 05/27/41	9,239	10,673,918
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)(a)	6,362	6,235,191
3.90%, 06/09/42 (Call 12/09/41)(a)	14,974	14,928,184
John Deere Capital Corp., 2.80%, 03/06/23(a)	17,304	16,974,828

		109,639,464

Security	Par (000)	Value

Manufacturing — 1.0%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	$1,615	$1,542,084
5.70%, 03/15/37(a)	2,780	3,398,550
Eaton Corp.
2.75%, 11/02/22(a)	17,436	16,986,404
4.15%, 11/02/42	14,682	14,090,611
General Electric Co.
2.70%, 10/09/22(a)	44,564	43,462,378
3.10%, 01/09/23	15,878	15,668,706
3.15%, 09/07/22(a)	8,065	8,023,543
3.38%, 03/11/24(a)	3,069	3,043,870
3.45%, 05/15/24 (Call 02/13/24)	1,322	1,310,898
4.13%, 10/09/42	25,071	23,005,814
4.50%, 03/11/44(a)	34,511	33,532,175
4.65%, 10/17/21(a)	16,458	17,107,996
5.88%, 01/14/38	34,187	39,049,906
6.15%, 08/07/37(a)	14,606	17,137,201
6.88%, 01/10/39(a)	21,885	27,648,677
Series A, 6.75%, 03/15/32	34,509	42,575,337
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	16,956	15,823,181
3.90%, 09/01/42 (Call 03/01/42)(a)	16,215	16,036,054

		339,443,385
Media — 4.1%
21st Century Fox America Inc.
3.00%, 09/15/22	15,465	15,206,145
6.15%, 03/01/37(a)	18,573	22,626,223
6.15%, 02/15/41	14,633	18,123,025
6.20%, 12/15/34	7,429	8,985,982
6.40%, 12/15/35	12,584	15,681,346
6.65%, 11/15/37	12,108	15,604,735
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	195	186,986
4.00%, 01/15/26 (Call 10/15/25)	19,086	18,674,145
7.88%, 07/30/30(a)	5,095	6,370,376
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)(a)	16,070	14,818,730
4.20%, 03/15/28 (Call 12/15/27)	15,154	14,471,252
4.46%, 07/23/22 (Call 05/23/22)(a)	39,237	40,026,594
4.50%, 02/01/24 (Call 01/01/24)	5,000	5,057,220
4.91%, 07/23/25 (Call 04/23/25)	62,003	63,218,073
5.38%, 04/01/38 (Call 10/01/37)(a)	11,999	11,604,016
5.38%, 05/01/47 (Call 11/01/46)	29,838	28,026,786
5.75%, 04/01/48 (Call 10/01/47)	27,405	27,106,499
6.38%, 10/23/35 (Call 04/23/35)(a)	20,524	21,876,236
6.48%, 10/23/45 (Call 04/23/45)(a)	39,881	42,598,216
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	13,768	16,886,455
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	22,249	19,780,493
2.75%, 03/01/23 (Call 02/01/23)(a)	12,152	11,823,726
2.85%, 01/15/23(a)	8,869	8,662,593
3.00%, 02/01/24 (Call 01/01/24)(a)	17,666	17,188,961
3.13%, 07/15/22(a)	12,102	12,001,597
3.15%, 03/01/26 (Call 12/01/25)(a)	25,647	24,436,023
3.15%, 02/15/28 (Call 11/15/27)(a)	25,521	23,949,871
3.20%, 07/15/36 (Call 01/15/36)	17,694	15,135,768
3.30%, 02/01/27 (Call 11/01/26)	7,857	7,507,649
3.38%, 02/15/25 (Call 11/15/24)	15,587	15,198,438

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.38%, 08/15/25 (Call 05/15/25)	$15,473	$15,072,505
3.40%, 07/15/46 (Call 01/15/46)(a)	20,537	16,899,209
3.55%, 05/01/28 (Call 02/01/28)(a)	18,814	18,225,363
3.60%, 03/01/24(a)	9,797	9,801,451
3.90%, 03/01/38 (Call 09/01/37)(a)	19,445	18,037,196
3.97%, 11/01/47 (Call 05/01/47)(a)	30,796	27,802,204
4.00%, 08/15/47 (Call 02/15/47)(a)	6,840	6,211,004
4.00%, 03/01/48 (Call 09/01/47)(a)	18,420	16,737,125
4.00%, 11/01/49 (Call 05/01/49)(a)	20,870	18,875,949
4.05%, 11/01/52 (Call 05/01/52)	24,033	21,382,251
4.20%, 08/15/34 (Call 02/15/34)(a)	16,324	15,919,122
4.25%, 01/15/33	19,047	18,976,061
4.40%, 08/15/35 (Call 02/15/35)	7,171	7,104,128
4.60%, 08/15/45 (Call 02/15/45)(a)	19,473	19,171,564
4.65%, 07/15/42(a)	20,142	20,031,874
4.75%, 03/01/44	16,026	16,116,582
5.65%, 06/15/35	3,456	3,880,203
6.40%, 05/15/38	4,211	5,069,056
6.45%, 03/15/37	15,307	18,505,313
6.50%, 11/15/35(a)	6,650	8,108,568
6.95%, 08/15/37	12,894	16,352,630
7.05%, 03/15/33	8,839	11,344,206
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)(a)	17,933	17,247,608
3.95%, 03/20/28 (Call 12/20/27)(a)	24,607	23,427,737
4.88%, 04/01/43(a)	6,121	5,674,471
5.00%, 09/20/37 (Call 03/20/37)	24,182	23,579,588
5.20%, 09/20/47 (Call 03/20/47)(a)	21,740	21,084,926
6.35%, 06/01/40(a)	1,536	1,687,847
NBC Universal Media LLC
2.88%, 01/15/23(a)	11,238	11,004,740
4.45%, 01/15/43(a)	17,352	16,725,775
5.95%, 04/01/41	3,353	3,884,259
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)(a)	10,558	10,606,328
4.50%, 09/15/42 (Call 03/15/42)	25,356	21,455,623
5.50%, 09/01/41 (Call 03/01/41)	7,089	6,760,620
5.88%, 11/15/40 (Call 05/15/40)(a)	9,859	9,865,954
6.55%, 05/01/37	19,559	21,215,843
6.75%, 06/15/39	20,886	22,915,018
7.30%, 07/01/38	19,603	22,633,042
Time Warner Entertainment Co. LP
8.38%, 03/15/23	13,471	15,699,677
8.38%, 07/15/33(a)	12,856	16,121,223
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	17,189	17,286,114
4.38%, 03/15/43	7,906	6,854,708
5.85%, 09/01/43 (Call 03/01/43)(a)	18,772	19,598,751
6.88%, 04/30/36	13,584	15,400,947
Walt Disney Co. (The)
1.85%, 07/30/26(a)	17,555	15,518,743
2.35%, 12/01/22	12,748	12,288,702
2.75%, 08/16/21	6,828	6,755,478
2.95%, 06/15/27(a)	10,034	9,606,673
3.00%, 02/13/26(a)	12,645	12,212,090
3.15%, 09/17/25(a)	12,512	12,249,905
4.13%, 06/01/44(a)	9,602	9,511,318
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	11,154	10,144,103
3.55%, 06/01/24 (Call 03/01/24)(a)	11,998	11,681,008

Security	Par (000)	Value

Media (continued)
3.60%, 07/15/25 (Call 04/15/25)	$17,094	$16,417,999
3.80%, 02/15/27 (Call 11/15/26)(a)	20,151	19,311,751
4.85%, 07/15/45 (Call 01/15/45)(a)	3,914	3,658,611

		1,362,544,903
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)(a)	8,246	7,976,691
3.25%, 06/15/25 (Call 03/15/25)	14,188	13,912,869

		21,889,560
Mining — 0.5%
Barrick Gold Corp., 5.25%, 04/01/42(a)	12,300	12,749,223
Barrick North America Finance LLC
5.70%, 05/30/41	9,347	10,229,235
5.75%, 05/01/43(a)	9,410	10,364,269
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	10,067	11,143,103
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22(a)	1,955	1,929,862
4.13%, 02/24/42	12,552	12,545,855
5.00%, 09/30/43(a)	29,977	33,532,638
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	6,862	6,827,379
4.88%, 03/15/42 (Call 09/15/41)(a)	9,364	9,235,371
6.25%, 10/01/39(a)	6,375	7,206,051
Rio Tinto Alcan Inc., 6.13%, 12/15/33	4,246	5,154,300
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	15,660	15,798,914
5.20%, 11/02/40(a)	17,846	20,098,649
7.13%, 07/15/28	6,196	7,809,231
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	9,957	9,818,421

		174,442,501
Office & Business Equipment — 0.0%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	4,874	4,594,441
4.50%, 05/15/21(a)	3,753	3,786,734

		8,381,175
Oil & Gas — 5.8%
Anadarko Finance Co., 7.50%, 05/01/31	8,811	10,979,750
Anadarko Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)(a)	21,034	22,636,099
6.20%, 03/15/40	9,509	10,779,844
6.45%, 09/15/36	22,635	26,122,139
6.60%, 03/15/46 (Call 09/15/45)(a)	13,684	16,506,355
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	10,116	10,000,520
4.25%, 01/15/44 (Call 07/15/43)	9,610	8,624,793
4.75%, 04/15/43 (Call 10/15/42)	20,606	19,739,994
5.10%, 09/01/40 (Call 03/01/40)	13,423	13,400,801
6.00%, 01/15/37	8,370	9,315,908
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	5,866	5,689,819
2.50%, 11/06/22	17,444	16,951,784
2.75%, 05/10/23	19,828	19,258,383
3.02%, 01/16/27 (Call 10/16/26)(a)	10,996	10,470,359
3.06%, 03/17/22	14,692	14,587,381
3.12%, 05/04/26 (Call 02/04/26)	17,489	16,846,120
3.22%, 11/28/23 (Call 09/28/23)(a)	11,676	11,547,974
3.22%, 04/14/24 (Call 02/14/24)(a)	12,936	12,729,845

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil &Gas (continued)
3.25%, 05/06/22(a)	$16,579	$16,548,707
3.28%, 09/19/27 (Call 06/19/27)	21,899	21,185,500
3.51%, 03/17/25(a)	16,237	16,186,844
3.54%, 11/04/24(a)	11,353	11,340,775
3.56%, 11/01/21(a)	13,351	13,494,064
3.59%, 04/14/27 (Call 01/14/27)(a)	12,835	12,725,208
3.72%, 11/28/28 (Call 08/28/28)(a)	13,810	13,838,085
3.81%, 02/10/24	14,208	14,421,465
3.99%, 09/26/23(a)	12,674	13,003,596
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	11,265	10,904,921
3.85%, 06/01/27 (Call 03/01/27)(a)	20,344	19,816,714
4.95%, 06/01/47 (Call 12/01/46)(a)	8,473	8,850,519
6.25%, 03/15/38(a)	13,376	15,697,571
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)(a)	19,216	18,583,094
4.45%, 09/15/42 (Call 03/15/42)	4,655	4,036,853
5.25%, 06/15/37 (Call 12/15/36)	1,859	1,839,030
5.40%, 06/15/47 (Call 12/15/46)(a)	22,079	21,881,018
6.75%, 11/15/39	10,677	12,141,744
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)(a)	6,288	6,150,187
2.36%, 12/05/22 (Call 09/05/22)(a)	21,021	20,352,557
2.57%, 05/16/23 (Call 03/16/23)(a)	8,090	7,861,306
2.90%, 03/03/24 (Call 01/03/24)(a)	8,313	8,135,099
2.95%, 05/16/26 (Call 02/16/26)(a)	37,684	36,221,597
3.19%, 06/24/23 (Call 03/24/23)(a)	31,661	31,657,457
3.33%, 11/17/25 (Call 08/17/25)	3,793	3,751,094
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)(a)	21,073	20,150,700
4.30%, 08/15/28 (Call 05/15/28)	5,775	5,761,175
4.88%, 10/01/47 (Call 04/01/47)	13,846	14,048,372
ConocoPhillips, 6.50%, 02/01/39(a)	33,423	43,605,280
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	4,057	4,213,443
4.95%, 03/15/26 (Call 12/15/25)(a)	23,687	25,625,025
ConocoPhillips Holding Co., 6.95%, 04/15/29	18,268	22,887,891
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	10,417	10,258,772
4.75%, 05/15/42 (Call 11/15/41)	8,120	7,897,894
5.00%, 06/15/45 (Call 12/15/44)	13,499	13,644,488
5.60%, 07/15/41 (Call 01/15/41)	13,610	14,553,677
5.85%, 12/15/25 (Call 09/15/25)	947	1,045,374
Encana Corp., 6.50%, 08/15/34	9,765	11,399,931
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	17,320	16,733,635
4.15%, 01/15/26 (Call 10/15/25)(a)	7,600	7,815,481
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(a)	14,424	13,954,083
3.90%, 10/01/27 (Call 07/01/27)(a)	21,807	20,542,251
4.88%, 11/15/21	5,778	5,948,609
Equinor ASA
2.45%, 01/17/23(a)	7,518	7,276,538
2.65%, 01/15/24	16,286	15,736,155
2.75%, 11/10/21	379	374,420
3.15%, 01/23/22(a)	2,505	2,501,278
3.70%, 03/01/24(a)	18,206	18,524,851
3.95%, 05/15/43	6,320	6,103,572
4.80%, 11/08/43(a)	2,567	2,791,858
5.10%, 08/17/40	10,262	11,615,167

Security	Par (000)	Value

Oil &Gas (continued)
Exxon Mobil Corp.
2.40%, 03/06/22 (Call 01/06/22)	$19,575	$19,219,863
2.71%, 03/06/25 (Call 12/06/24)(a)	30,104	29,002,218
2.73%, 03/01/23 (Call 01/01/23)	13,514	13,293,565
3.04%, 03/01/26 (Call 12/01/25)(a)	37,254	36,432,840
3.18%, 03/15/24 (Call 12/15/23)(a)	5,927	5,925,323
3.57%, 03/06/45 (Call 09/06/44)(a)	3,489	3,267,381
4.11%, 03/01/46 (Call 09/01/45)(a)	27,882	28,539,081
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	15,426	15,001,342
5.60%, 02/15/41	15,822	16,043,855
6.00%, 01/15/40	10,832	11,208,239
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	5,431	5,440,654
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	16,193	15,629,152
3.85%, 06/01/25 (Call 03/01/25)	11,607	11,420,016
4.40%, 07/15/27 (Call 04/15/27)	20,383	20,462,058
6.60%, 10/01/37	8,733	10,338,738
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	6,914	6,864,504
4.75%, 09/15/44 (Call 03/15/44)	14,460	14,091,621
6.50%, 03/01/41 (Call 09/01/40)	11,717	13,816,506
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	13,513	13,733,643
5.05%, 11/15/44 (Call 05/15/44)	11,651	11,460,160
5.25%, 11/15/43 (Call 05/15/43)	14,115	14,214,339
6.00%, 03/01/41 (Call 09/01/40)	8,667	9,390,143
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	24,430	23,771,460
3.00%, 02/15/27 (Call 11/15/26)(a)	3,171	3,032,132
3.13%, 02/15/22 (Call 11/15/21)	5,320	5,302,742
3.40%, 04/15/26 (Call 01/15/26)	8,174	8,078,072
3.50%, 06/15/25 (Call 03/15/25)(a)	5,617	5,602,387
4.10%, 02/15/47 (Call 08/15/46)(a)	10,533	10,323,547
4.20%, 03/15/48 (Call 09/15/47)(a)	9,539	9,509,219
4.40%, 04/15/46 (Call 10/15/45)(a)	15,224	15,623,263
4.63%, 06/15/45 (Call 12/15/44)	11,555	12,199,202
Petro-Canada, 6.80%, 05/15/38	12,308	15,677,594
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)(a)	15,959	15,815,466
4.30%, 04/01/22	27,299	28,103,040
4.65%, 11/15/34 (Call 05/15/34)	15,967	16,118,974
4.88%, 11/15/44 (Call 05/15/44)(a)	15,030	15,518,741
5.88%, 05/01/42	17,688	20,486,723
Shell International Finance BV
1.75%, 09/12/21(a)	8,537	8,220,417
2.25%, 01/06/23(a)	15,717	15,113,711
2.38%, 08/21/22(a)	15,231	14,807,846
2.50%, 09/12/26	19,416	18,113,458
2.88%, 05/10/26(a)	20,854	19,950,863
3.25%, 05/11/25(a)	43,593	43,021,914
3.40%, 08/12/23(a)	5,627	5,656,567
3.75%, 09/12/46	19,398	18,225,373
4.00%, 05/10/46(a)	34,223	33,600,111
4.13%, 05/11/35	22,310	22,781,379
4.38%, 05/11/45(a)	36,876	38,211,962
4.55%, 08/12/43(a)	16,352	17,342,570
5.50%, 03/25/40	5,511	6,519,778
6.38%, 12/15/38(a)	29,594	38,375,703

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	$12,674	$12,573,706
4.00%, 11/15/47 (Call 05/15/47)(a)	9,544	9,032,185
6.50%, 06/15/38	12,778	15,742,249
6.85%, 06/01/39	9,146	11,768,364
Total Capital Canada Ltd., 2.75%, 07/15/23	1,587	1,546,003
Total Capital International SA
2.70%, 01/25/23	13,942	13,623,424
2.75%, 06/19/21	9,983	9,908,696
2.88%, 02/17/22	19,355	19,192,495
3.70%, 01/15/24	6,168	6,261,896
3.75%, 04/10/24(a)	8,775	8,917,588
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	15,633	14,954,039
4.35%, 06/01/28 (Call 03/01/28)(a)	10,620	10,757,959
6.63%, 06/15/37(a)	18,670	22,475,579
7.50%, 04/15/32	9,774	12,564,764

		1,941,041,195
Oil & Gas Services — 0.7%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	2,808	2,994,732
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	18,383	17,885,420
3.34%, 12/15/27 (Call 09/15/27)(a)	24,970	23,628,507
4.08%, 12/15/47 (Call 06/15/47)(a)	26,530	24,221,508
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	13,734	13,760,615
3.80%, 11/15/25 (Call 08/15/25)(a)	40,253	40,154,404
4.75%, 08/01/43 (Call 02/01/43)	9,566	9,751,278
4.85%, 11/15/35 (Call 05/15/35)	5,410	5,669,154
5.00%, 11/15/45 (Call 05/15/45)	33,718	35,913,800
6.70%, 09/15/38(a)	2,633	3,243,122
7.45%, 09/15/39	5,671	7,533,490
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	18,726	17,944,062
3.95%, 12/01/42 (Call 06/01/42)(a)	11,727	10,164,059
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	22,101	22,368,705

		235,232,856
Pharmaceuticals — 7.0%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)(a)	20,470	19,810,543
2.90%, 11/06/22(a)	26,505	25,865,336
3.20%, 11/06/22 (Call 09/06/22)(a)	5,482	5,416,590
3.20%, 05/14/26 (Call 02/14/26)(a)	24,376	22,957,375
3.60%, 05/14/25 (Call 02/14/25)(a)	52,686	51,413,565
4.30%, 05/14/36 (Call 11/14/35)(a)	19,367	18,576,458
4.40%, 11/06/42	30,374	28,446,068
4.45%, 05/14/46 (Call 11/14/45)(a)	20,981	19,797,982
4.50%, 05/14/35 (Call 11/14/34)	31,124	30,442,668
4.70%, 05/14/45 (Call 11/14/44)(a)	30,195	29,446,402
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	18,743	18,386,784
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)(a)	37,292	37,011,146
3.80%, 03/15/25 (Call 12/15/24)(a)	50,375	49,924,935
3.85%, 06/15/24 (Call 03/15/24)(a)	21,979	21,881,165
4.55%, 03/15/35 (Call 09/15/34)(a)	31,246	30,699,736
4.75%, 03/15/45 (Call 09/15/44)	14,894	14,740,797
4.85%, 06/15/44 (Call 12/15/43)	24,572	24,418,720

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)(a)	$10,968	$10,556,825
3.13%, 06/12/27 (Call 03/12/27)(a)	6,075	5,709,555
3.38%, 11/16/25(a)	21,016	20,419,755
3.50%, 08/17/23 (Call 07/17/23)	10,000	9,986,562
4.00%, 01/17/29 (Call 10/17/28)	8,325	8,314,787
4.00%, 09/18/42	17,632	16,622,616
4.38%, 11/16/45(a)	10,426	10,349,512
4.38%, 08/17/48 (Call 02/17/48)	8,560	8,446,122
6.45%, 09/15/37(a)	34,146	42,411,002
Bayer U.S. Finance II LLC, 4.70%, 07/15/64 (Call 01/15/64)(b)	1,779	1,553,621
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	4,236	4,057,420
3.25%, 02/27/27(a)	4,442	4,343,966
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	10,665	10,231,297
3.08%, 06/15/24 (Call 04/15/24)(a)	11,699	11,087,565
3.41%, 06/15/27 (Call 03/15/27)(a)	12,418	11,450,271
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	6,742	6,526,928
2.75%, 12/01/22 (Call 09/01/22)	11,442	11,031,867
2.88%, 06/01/26 (Call 03/01/26)(a)	28,825	26,440,022
3.50%, 07/20/22 (Call 05/20/22)(a)	12,000	11,936,911
3.70%, 03/09/23 (Call 02/09/23)	75,097	75,060,315
3.88%, 07/20/25 (Call 04/20/25)(a)	25,170	24,795,151
4.00%, 12/05/23 (Call 09/05/23)	19,070	19,161,326
4.10%, 03/25/25 (Call 01/25/25)	68,424	68,550,680
4.30%, 03/25/28 (Call 12/25/27)(a)	109,883	108,947,698
4.78%, 03/25/38 (Call 09/25/37)(a)	73,806	73,472,264
4.88%, 07/20/35 (Call 01/20/35)(a)	128	129,200
5.05%, 03/25/48 (Call 09/25/47)	105,959	108,041,677
5.13%, 07/20/45 (Call 01/20/45)(a)	38,309	39,175,052
5.30%, 12/05/43 (Call 06/05/43)	1,345	1,402,875
Eli Lilly & Co.
2.35%, 05/15/22(a)	4,013	3,920,882
2.75%, 06/01/25 (Call 03/01/25)	7,900	7,584,382
3.10%, 05/15/27 (Call 02/15/27)(a)	12,136	11,751,648
3.70%, 03/01/45 (Call 09/01/44)	9,791	9,399,563
3.95%, 05/15/47 (Call 11/15/46)(a)	15,730	15,804,606
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	12,210	11,698,352
3.40%, 03/01/27 (Call 12/01/26)(a)	18,144	16,837,305
3.50%, 06/15/24 (Call 03/15/24)(a)	9,566	9,283,703
3.90%, 02/15/22	14,477	14,559,805
4.50%, 02/25/26 (Call 11/27/25)(a)	16,984	17,125,441
4.75%, 11/15/21(a)	12,404	12,814,543
4.80%, 07/15/46 (Call 01/15/46)(a)	17,663	17,109,489
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	4,001	3,908,088
3.38%, 05/15/23(a)	17,725	17,720,303
3.63%, 05/15/25(a)	25,273	25,499,527
3.88%, 05/15/28	25,750	26,196,932
6.38%, 05/15/38	31,043	39,799,439
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22(a)	23,004	22,695,963
Johnson & Johnson
2.25%, 03/03/22 (Call 02/03/22)(a)	4,698	4,596,833
2.45%, 03/01/26 (Call 12/01/25)	23,389	22,060,119
2.63%, 01/15/25 (Call 11/15/24)(a)	15,209	14,802,736
2.90%, 01/15/28 (Call 10/15/27)(a)	25,255	24,244,626

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.95%, 03/03/27 (Call 12/03/26)(a)	$11,676	$11,328,147
3.38%, 12/05/23(a)	4,974	5,037,719
3.40%, 01/15/38 (Call 07/15/37)(a)	17,277	16,271,947
3.50%, 01/15/48 (Call 07/15/47)(a)	10,968	10,243,587
3.55%, 03/01/36 (Call 09/01/35)(a)	7,416	7,184,923
3.63%, 03/03/37 (Call 09/03/36)(a)	14,910	14,558,898
3.70%, 03/01/46 (Call 09/01/45)(a)	29,979	29,033,363
3.75%, 03/03/47 (Call 09/03/46)(a)	15,367	14,996,047
4.38%, 12/05/33 (Call 06/05/33)	3,709	4,021,688
5.95%, 08/15/37(a)	15,281	19,512,847
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	10,388	10,608,596
Merck & Co. Inc.
2.35%, 02/10/22(a)	6,185	6,045,323
2.40%, 09/15/22 (Call 06/15/22)	13,393	13,030,875
2.75%, 02/10/25 (Call 11/10/24)(a)	31,607	30,463,633
2.80%, 05/18/23(a)	26,167	25,748,239
3.70%, 02/10/45 (Call 08/10/44)(a)	27,110	26,237,692
4.15%, 05/18/43(a)	7,193	7,441,358
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)(a)(b)	11,706	11,431,103
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	15,536	15,304,304
3.95%, 06/15/26 (Call 03/15/26)	24,131	22,928,584
3.95%, 06/15/26 (Call 03/15/26)(b)	1,937	1,841,138
5.25%, 06/15/46 (Call 12/15/45)(a)	26,259	24,690,190
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	8,153	7,943,708
2.40%, 09/21/22	19,864	19,260,075
3.00%, 11/20/25 (Call 08/20/25)(a)	25,769	24,932,482
3.10%, 05/17/27 (Call 02/17/27)(a)	7,162	6,916,373
3.40%, 05/06/24(a)	28,395	28,489,464
4.00%, 11/20/45 (Call 05/20/45)(a)	21,919	22,057,098
4.40%, 05/06/44	19,807	21,063,178
Pfizer Inc.
2.20%, 12/15/21(a)	6,787	6,622,405
2.75%, 06/03/26	16,833	16,080,937
3.00%, 06/15/23(a)	10,840	10,771,215
3.00%, 12/15/26(a)	20,405	19,790,501
3.40%, 05/15/24(a)	13,388	13,563,711
4.00%, 12/15/36(a)	11,844	12,013,843
4.13%, 12/15/46(a)	15,372	15,558,021
4.30%, 06/15/43	10,384	10,679,808
4.40%, 05/15/44(a)	13,152	13,746,595
7.20%, 03/15/39(a)	30,076	41,847,996
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	925	929,337
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)(a)	28,946	27,974,138
2.88%, 09/23/23 (Call 07/23/23)(a)	29,548	28,208,651
3.20%, 09/23/26 (Call 06/23/26)(a)	35,353	32,919,017
Wyeth LLC
5.95%, 04/01/37	27,614	33,613,964
6.50%, 02/01/34	8,375	10,661,448
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)(a)	9,134	8,546,800
3.25%, 02/01/23 (Call 11/01/22)(a)	11,990	11,841,145
3.95%, 09/12/47 (Call 03/12/47)	903	840,758
4.50%, 11/13/25 (Call 08/13/25)(a)	11,913	12,442,574
4.70%, 02/01/43 (Call 08/01/42)(a)	13,848	14,287,132

		2,350,425,972

Security	Par (000)	Value

Pipelines — 3.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 01/15/25 (Call 01/15/21)	$350	$358,802
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(a)	12,502	12,620,669
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)(a)	11,770	11,697,177
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)(a)	18,149	18,270,876
5.50%, 12/01/46 (Call 05/29/46)(a)	9,041	10,167,067
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	5,475	5,403,003
4.05%, 03/15/25 (Call 12/15/24)(a)	15,075	14,804,772
4.65%, 06/01/21 (Call 03/01/21)(a)	7,941	8,136,000
4.75%, 01/15/26 (Call 10/15/25)(a)	17,287	17,522,266
4.95%, 06/15/28 (Call 03/15/28)	825	843,755
5.15%, 03/15/45 (Call 09/15/44)	13,748	13,002,282
5.20%, 02/01/22 (Call 11/01/21)	2,422	2,527,161
5.30%, 04/15/47 (Call 10/15/46)(a)	9,145	8,873,199
6.13%, 12/15/45 (Call 06/15/45)	10,879	11,540,566
6.50%, 02/01/42 (Call 08/01/41)(a)	15,773	17,329,047
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)(a)	2,740	2,920,421
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)(a)	8,036	8,525,543
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)(a)	13,057	12,956,118
3.70%, 02/15/26 (Call 11/15/25)(a)	14,768	14,587,909
3.75%, 02/15/25 (Call 11/15/24)(a)	14,051	14,045,670
3.90%, 02/15/24 (Call 11/15/23)	10,015	10,135,038
3.95%, 02/15/27 (Call 11/15/26)(a)	10	10,014
4.25%, 02/15/48 (Call 08/15/47)(a)	20,597	19,355,804
4.45%, 02/15/43 (Call 08/15/42)	10,781	10,476,685
4.85%, 08/15/42 (Call 02/15/42)	7,902	8,115,789
4.85%, 03/15/44 (Call 09/15/43)	14,464	14,819,759
4.90%, 05/15/46 (Call 11/15/45)	11,209	11,596,094
5.10%, 02/15/45 (Call 08/15/44)	13,720	14,503,295
5.95%, 02/01/41	9,625	11,217,104
EQT Midstream Partners LP, Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)(a)	9,175	9,422,299
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)(a)	7,345	7,422,284
5.50%, 03/01/44 (Call 09/01/43)	7,709	7,843,677
6.95%, 01/15/38	18,004	21,239,272
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	12,473	12,184,624
4.30%, 06/01/25 (Call 03/01/25)(a)	19,812	19,991,627
4.30%, 03/01/28 (Call 12/01/27)(a)	20,990	20,781,806
5.05%, 02/15/46 (Call 08/15/45)	6,055	5,916,981
5.20%, 03/01/48 (Call 09/01/47)(a)	5,806	5,824,119
5.30%, 12/01/34 (Call 06/01/34)(a)	11,337	11,530,905
5.55%, 06/01/45 (Call 12/01/44)(a)	21,352	22,227,725
7.75%, 01/15/32	9,936	12,383,790
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)(a)	20,134	19,423,757
4.13%, 03/01/27 (Call 12/01/26)(a)	17,849	17,469,139
4.50%, 07/15/23 (Call 04/15/23)(a)	11,391	11,720,533
4.50%, 04/15/38 (Call 10/15/37)	23,767	22,214,126
4.70%, 04/15/48 (Call 10/15/47)(a)	18,306	17,097,264
4.88%, 12/01/24 (Call 09/01/24)	16,114	16,732,397
4.88%, 06/01/25 (Call 03/01/25)(a)	10,343	10,742,640
5.20%, 03/01/47 (Call 09/01/46)(a)	8,428	8,404,188

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	$2,341	$2,368,113
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	8,337	8,237,769
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	6,986	6,719,670
3.65%, 06/01/22 (Call 03/01/22)	9,972	9,881,555
4.50%, 12/15/26 (Call 09/15/26)(a)	16,202	16,173,723
4.65%, 10/15/25 (Call 07/15/25)(a)	15,498	15,684,401
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	25,725	25,061,828
5.00%, 03/15/27 (Call 09/15/26)	19,832	20,354,579
5.63%, 04/15/23 (Call 01/15/23)(a)	18,187	19,417,214
5.63%, 03/01/25 (Call 12/01/24)	24,945	26,607,068
5.75%, 05/15/24 (Call 02/15/24)(a)	26,331	28,341,061
5.88%, 06/30/26 (Call 12/31/25)(a)	17,413	18,853,194
6.25%, 03/15/22 (Call 12/15/21)(a)	4,362	4,708,064
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	17,462	18,129,588
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)(a)	13,667	13,059,382
5.35%, 05/15/45 (Call 11/15/44)	13,179	12,710,161
5.40%, 10/01/47 (Call 04/01/47)	24,289	23,854,346
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	14,949	14,431,164
4.25%, 05/15/28 (Call 02/15/28)(a)	13,782	13,911,303
4.63%, 03/01/34 (Call 12/01/33)	8,767	8,861,228
4.88%, 01/15/26 (Call 10/15/25)(a)	13,469	14,156,723
4.88%, 05/15/48 (Call 11/15/47)(a)	17,037	17,533,804
6.10%, 06/01/40(a)	11,476	13,313,362
6.20%, 10/15/37	12,366	14,490,102
7.63%, 01/15/39(a)	10,442	13,958,098
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	9,845	12,120,880
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	7,403	7,287,012
3.60%, 03/15/22 (Call 01/15/22)	21,384	21,337,242
3.75%, 06/15/27 (Call 03/15/27)(a)	26,645	25,537,394
3.90%, 01/15/25 (Call 10/15/24)(a)	8,581	8,493,784
4.00%, 09/15/25 (Call 06/15/25)	4,695	4,641,789
4.30%, 03/04/24 (Call 12/04/23)	17,924	18,165,322
4.85%, 03/01/48 (Call 09/01/47)(a)	9,208	9,044,343
5.10%, 09/15/45 (Call 03/15/45)	14,845	14,894,778
6.30%, 04/15/40	13,566	15,469,310

		1,104,744,392
Real Estate Investment Trusts — 1.0%
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	7,917	7,430,948
3.50%, 01/31/23	14,370	14,178,604
3.55%, 07/15/27 (Call 04/15/27)(a)	3,624	3,419,515
4.00%, 06/01/25 (Call 03/01/25)(a)	12,284	12,156,338
4.70%, 03/15/22(a)	374	387,186
5.00%, 02/15/24	13,949	14,635,033
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	10,584	9,691,154
3.20%, 01/15/25 (Call 10/15/24)(a)	4,484	4,310,591
3.65%, 02/01/26 (Call 11/03/25)	16,251	15,890,400
3.85%, 02/01/23 (Call 11/01/22)(a)	5,443	5,497,245
4.13%, 05/15/21 (Call 02/15/21)(a)	2,289	2,334,004
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	12,620	12,571,529

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	$904	$870,418
3.15%, 07/15/23 (Call 06/15/23)	7,193	6,932,497
3.20%, 09/01/24 (Call 07/01/24)(a)	15,156	14,461,898
3.65%, 09/01/27 (Call 06/01/27)	20,600	19,534,549
3.70%, 06/15/26 (Call 03/15/26)	9,534	9,134,526
3.80%, 02/15/28 (Call 11/15/27)(a)	6,117	5,859,026
4.45%, 02/15/26 (Call 11/15/25)(a)	13,438	13,549,375
4.88%, 04/15/22	7,311	7,550,929
5.25%, 01/15/23(a)	17,019	17,871,516
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)(a)	1,230	1,182,458
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	8,933	9,190,114
4.63%, 12/15/21 (Call 09/15/21)(a)	2,037	2,110,209
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)(a)	8,487	8,353,587
4.00%, 06/01/25 (Call 03/01/25)(a)	12,746	12,593,104
4.25%, 11/15/23 (Call 08/15/23)(a)	10,095	10,187,519
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)(a)	1,785	1,770,030
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	12,584	12,144,708
3.30%, 01/15/26 (Call 10/15/25)(a)	19,303	18,759,727
3.38%, 10/01/24 (Call 07/01/24)(a)	15,090	14,897,103
3.38%, 06/15/27 (Call 03/15/27)(a)	2,811	2,731,437
3.38%, 12/01/27 (Call 09/01/27)(a)	1,030	996,935
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)(a)	20,339	20,180,994
Weyerhaeuser Co., 7.38%, 03/15/32(a)	17,100	21,825,917

		335,191,123
Retail — 3.4%
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)(a)	3,650	3,579,029
2.30%, 05/18/22 (Call 04/18/22)(a)	6,805	6,614,403
2.75%, 05/18/24 (Call 03/18/24)(a)	15,679	15,252,759
3.00%, 05/18/27 (Call 02/18/27)(a)	12,754	12,257,974
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	10,099	9,955,610
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	18,294	18,158,824
4.00%, 05/15/25 (Call 03/15/25)(a)	18,086	17,978,566
4.20%, 05/15/28 (Call 02/15/28)	15,163	14,931,381
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	10,274	9,267,876
2.63%, 06/01/22 (Call 05/01/22)	15,116	14,890,766
2.70%, 04/01/23 (Call 01/01/23)(a)	22,988	22,538,042
2.80%, 09/14/27 (Call 06/14/27)(a)	12,011	11,302,100
3.00%, 04/01/26 (Call 01/01/26)(a)	10,840	10,452,550
3.35%, 09/15/25 (Call 06/15/25)(a)	10,268	10,198,674
3.50%, 09/15/56 (Call 03/15/56)	3,364	2,940,757
3.75%, 02/15/24 (Call 11/15/23)(a)	11,148	11,419,724
3.90%, 06/15/47 (Call 12/15/46)(a)	6,280	6,093,330
4.20%, 04/01/43 (Call 10/01/42)	12,764	12,862,391
4.25%, 04/01/46 (Call 10/01/45)(a)	19,830	20,135,406
4.40%, 03/15/45 (Call 09/15/44)	9,693	10,036,534
4.88%, 02/15/44 (Call 08/15/43)	13,155	14,604,834
5.88%, 12/16/36	40,229	49,424,553
5.95%, 04/01/41 (Call 10/01/40)(a)	16,093	20,129,021
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	19,624	18,156,456
3.10%, 05/03/27 (Call 02/03/27)(a)	18,117	17,369,513

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.12%, 04/15/22 (Call 01/15/22)(a)	$5,339	$5,323,349
3.38%, 09/15/25 (Call 06/15/25)(a)	8,830	8,719,211
3.70%, 04/15/46 (Call 10/15/45)(a)	18,604	17,060,845
4.05%, 05/03/47 (Call 11/03/46)(a)	23,186	22,517,953
4.38%, 09/15/45 (Call 03/15/45)(a)	8,446	8,577,752
4.65%, 04/15/42 (Call 10/15/41)(a)	11,356	11,952,686
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	11,591	10,942,080
McDonald’s Corp.
2.63%, 01/15/22	20,523	20,095,249
3.35%, 04/01/23 (Call 03/01/23)	5,000	4,985,732
3.50%, 03/01/27 (Call 12/01/26)(a)	10,298	10,048,514
3.70%, 01/30/26 (Call 10/30/25)	23,538	23,469,629
3.80%, 04/01/28 (Call 01/01/28)	11,095	11,034,081
4.45%, 03/01/47 (Call 09/01/46)(a)	5,587	5,562,017
4.45%, 09/01/48 (Call 03/01/48)	5,000	4,946,969
4.70%, 12/09/35 (Call 06/09/35)	9,878	10,318,274
4.88%, 12/09/45 (Call 06/09/45)	23,751	24,912,469
6.30%, 10/15/37	11,497	13,979,202
6.30%, 03/01/38(a)	16,337	19,786,814
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	9,891	9,755,892
3.50%, 03/01/28 (Call 12/01/27)(a)	1,298	1,255,683
3.80%, 08/15/25 (Call 06/15/25)(a)	11,345	11,348,680
3.85%, 10/01/23 (Call 07/01/23)	14,992	15,229,887
4.00%, 11/15/28 (Call 08/15/28)	10,000	10,023,584
4.50%, 11/15/48 (Call 05/15/48)	11,000	10,833,701
Target Corp.
2.50%, 04/15/26(a)	12,504	11,643,747
2.90%, 01/15/22	8,957	8,925,329
3.50%, 07/01/24(a)	11,280	11,432,708
3.63%, 04/15/46	13,034	11,874,714
3.90%, 11/15/47 (Call 05/15/47)	14,044	13,391,253
4.00%, 07/01/42(a)	18,605	18,089,387
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	13,062	11,891,347
Walgreen Co., 3.10%, 09/15/22(a)	8,138	7,994,326
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	8,790	8,760,238
3.45%, 06/01/26 (Call 03/01/26)(a)	21,417	20,330,897
3.80%, 11/18/24 (Call 08/18/24)(a)	28,477	28,175,622
4.80%, 11/18/44 (Call 05/18/44)(a)	25,030	23,898,486
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)(a)	14,420	13,993,328
2.55%, 04/11/23 (Call 01/11/23)(a)	20,140	19,638,023
2.65%, 12/15/24 (Call 10/15/24)	10,189	9,812,218
3.30%, 04/22/24 (Call 01/22/24)(a)	19,642	19,671,561
3.40%, 06/26/23 (Call 05/26/23)	28,545	28,875,446
3.55%, 06/26/25 (Call 04/26/25)(a)	23,658	23,933,810
3.63%, 12/15/47 (Call 06/15/47)(a)	25,578	24,184,917
3.70%, 06/26/28 (Call 03/26/28)(a)	32,305	32,652,024
3.95%, 06/28/38 (Call 12/28/37)(a)	27,274	27,547,580
4.00%, 04/11/43 (Call 10/11/42)	1,327	1,327,660
4.05%, 06/29/48 (Call 12/29/47)(a)	43,963	44,434,490
4.30%, 04/22/44 (Call 10/22/43)(a)	1,851	1,936,452
5.25%, 09/01/35(a)	25,976	30,272,498
5.63%, 04/01/40	5,490	6,737,082
5.63%, 04/15/41(a)	18,004	22,249,424

Security	Par (000)	Value

Retail (continued)
5.88%, 04/05/27	$1,302	$1,516,921
6.20%, 04/15/38(a)	220	285,665

		1,138,708,479
Semiconductors — 1.8%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)(a)	12,040	11,565,570
3.90%, 12/15/25 (Call 09/15/25)	10,815	10,733,039
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	14,850	14,481,353
4.35%, 04/01/47 (Call 10/01/46)(a)	14,627	14,796,425
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)(a)	7,370	6,974,620
3.00%, 01/15/22 (Call 12/15/21)	40,830	39,821,025
3.13%, 01/15/25 (Call 11/15/24)	12,329	11,454,216
3.50%, 01/15/28 (Call 10/15/27)(a)	22,235	20,115,104
3.63%, 01/15/24 (Call 11/15/23)(a)	25,613	24,823,361
3.88%, 01/15/27 (Call 10/15/26)(a)	54,368	50,944,414
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)(a)	7,561	7,369,135
2.60%, 05/19/26 (Call 02/19/26)(a)	15,046	14,133,120
2.70%, 12/15/22(a)	13,881	13,669,606
2.88%, 05/11/24 (Call 03/11/24)	29,430	28,669,370
3.10%, 07/29/22(a)	9,237	9,236,549
3.15%, 05/11/27 (Call 02/11/27)(a)	15,664	15,231,244
3.30%, 10/01/21(a)	16,841	16,999,225
3.70%, 07/29/25 (Call 04/29/25)(a)	25,812	26,147,512
3.73%, 12/08/47 (Call 06/08/47)(a)	42,655	39,943,503
4.00%, 12/15/32(a)	11,725	12,078,521
4.10%, 05/19/46 (Call 11/19/45)(a)	17,035	17,045,286
4.10%, 05/11/47 (Call 11/11/46)(a)	19,853	19,850,038
4.80%, 10/01/41(a)	1,480	1,630,157
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	2,226	2,163,977
3.20%, 09/16/26 (Call 06/16/26)	9,749	9,445,674
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	7,140	6,877,841
2.90%, 05/20/24 (Call 03/20/24)(a)	15,310	14,656,999
3.00%, 05/20/22(a)	16,138	15,930,096
3.25%, 05/20/27 (Call 02/20/27)(a)	28,510	26,845,486
3.45%, 05/20/25 (Call 02/20/25)(a)	23,200	22,582,609
4.30%, 05/20/47 (Call 11/20/46)(a)	19,438	18,219,599
4.65%, 05/20/35 (Call 11/20/34)	15,797	15,937,669
4.80%, 05/20/45 (Call 11/20/44)(a)	18,758	18,849,282
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	20,314	20,649,998

		599,871,623
Software — 4.2%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	19,771	19,018,237
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)(a)	76	73,433
3.00%, 08/15/26 (Call 05/15/26)	16,637	15,454,855
3.50%, 04/15/23 (Call 01/15/23)(a)	2,024	2,011,791
5.00%, 10/15/25 (Call 07/15/25)(a)	16,314	17,280,800
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	23,897	23,841,473
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	31,531	30,384,120
2.00%, 08/08/23 (Call 06/08/23)(a)	22,147	21,038,662
2.13%, 11/15/22(a)	3,396	3,278,598

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.38%, 02/12/22 (Call 01/12/22)(a)	$24,920	$24,432,012
2.38%, 05/01/23 (Call 02/01/23)(a)	9,415	9,143,889
2.40%, 02/06/22 (Call 01/06/22)(a)	16,287	15,990,450
2.40%, 08/08/26 (Call 05/08/26)(a)	50,784	47,247,986
2.65%, 11/03/22 (Call 09/03/22)	6,338	6,251,415
2.70%, 02/12/25 (Call 11/12/24)(a)	29,083	28,077,604
2.88%, 02/06/24 (Call 12/06/23)	31,497	30,979,296
3.13%, 11/03/25 (Call 08/03/25)(a)	33,352	32,823,848
3.30%, 02/06/27 (Call 11/06/26)(a)	61,637	61,013,295
3.45%, 08/08/36 (Call 02/08/36)(a)	28,395	27,243,736
3.50%, 02/12/35 (Call 08/12/34)(a)	22,934	22,178,806
3.50%, 11/15/42	5,679	5,324,016
3.63%, 12/15/23 (Call 09/15/23)(a)	21,722	22,165,655
3.70%, 08/08/46 (Call 02/08/46)(a)	60,594	58,511,087
3.75%, 02/12/45 (Call 08/12/44)(a)	21,588	21,055,793
3.95%, 08/08/56 (Call 02/08/56)	27,321	27,036,255
4.00%, 02/12/55 (Call 08/12/54)(a)	29,840	29,785,091
4.10%, 02/06/37 (Call 08/06/36)	33,658	34,969,094
4.20%, 11/03/35 (Call 05/03/35)	14,300	15,008,190
4.45%, 11/03/45 (Call 05/03/45)	36,763	39,857,051
4.50%, 10/01/40(a)	11,164	12,120,789
4.50%, 02/06/57 (Call 08/06/56)	24,666	26,944,135
4.75%, 11/03/55 (Call 05/03/55)	5,858	6,636,023
5.20%, 06/01/39(a)	2,783	3,286,807
5.30%, 02/08/41	14,377	17,153,069
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)(a)	40,775	42,909,261
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	44,383	42,962,003
2.40%, 09/15/23 (Call 07/15/23)(a)	31,020	29,697,729
2.50%, 05/15/22 (Call 03/15/22)(a)	27,648	27,084,902
2.50%, 10/15/22	38,437	37,376,323
2.63%, 02/15/23 (Call 01/15/23)(a)	17,388	16,999,472
2.65%, 07/15/26 (Call 04/15/26)(a)	39,371	36,735,253
2.95%, 11/15/24 (Call 09/15/24)(a)	27,285	26,526,259
2.95%, 05/15/25 (Call 02/15/25)(a)	34,975	33,815,341
3.25%, 11/15/27 (Call 08/15/27)(a)	35,316	34,224,831
3.40%, 07/08/24 (Call 04/08/24)(a)	26,575	26,545,411
3.63%, 07/15/23(a)	15,133	15,359,048
3.80%, 11/15/37 (Call 05/15/37)(a)	29,891	28,782,615
3.85%, 07/15/36 (Call 01/15/36)	13,184	12,824,417
3.90%, 05/15/35 (Call 11/15/34)	12,387	12,161,299
4.00%, 07/15/46 (Call 01/15/46)(a)	37,162	35,801,852
4.00%, 11/15/47 (Call 05/15/47)(a)	34,089	32,904,646
4.13%, 05/15/45 (Call 11/15/44)(a)	24,888	24,477,248
4.30%, 07/08/34 (Call 01/08/34)(a)	21,644	22,327,808
4.38%, 05/15/55 (Call 11/15/54)	1,709	1,726,298
4.50%, 07/08/44 (Call 01/08/44)(a)	13,105	13,628,661
5.38%, 07/15/40(a)	26,714	30,908,846
6.13%, 07/08/39(a)	16,006	20,031,619
6.50%, 04/15/38(a)	9,507	12,286,236
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	4,899	4,890,104
3.70%, 04/11/28 (Call 01/11/28)(a)	8,996	8,992,149
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	3,919	3,794,352
3.90%, 08/21/27 (Call 05/21/27)	18,796	17,809,904

		1,411,201,248

Security	Par (000)	Value

Telecommunications — 7.0%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	$8,708	$8,357,042
3.00%, 02/15/22(a)	19,236	18,901,850
3.00%, 06/30/22 (Call 04/30/22)(a)	27,349	26,714,941
3.20%, 03/01/22 (Call 02/01/22)(a)	15,841	15,663,077
3.40%, 05/15/25 (Call 02/15/25)(a)	61,219	58,267,185
3.60%, 02/17/23 (Call 12/17/22)(a)	17,710	17,647,921
3.80%, 03/15/22(a)	15,423	15,537,047
3.80%, 03/01/24 (Call 01/01/24)(a)	10,714	10,660,439
3.88%, 08/15/21(a)	14,010	14,188,887
3.90%, 03/11/24 (Call 12/11/23)	16,702	16,673,951
3.95%, 01/15/25 (Call 10/15/24)(a)	16,215	15,981,969
4.10%, 02/15/28 (Call 11/15/27)(a)(b)	37,260	36,293,513
4.13%, 02/17/26 (Call 11/17/25)(a)	33,449	33,055,252
4.25%, 03/01/27 (Call 12/01/26)(a)	23,661	23,361,199
4.30%, 02/15/30 (Call 11/15/29)(a)(b)	37,878	36,334,297
4.30%, 12/15/42 (Call 06/15/42)(a)	27,111	23,254,555
4.35%, 06/15/45 (Call 12/15/44)	39,614	33,862,998
4.45%, 04/01/24 (Call 01/01/24)(a)	18,148	18,560,638
4.50%, 05/15/35 (Call 11/15/34)(a)	32,916	30,594,030
4.50%, 03/09/48 (Call 09/09/47)	59,359	51,418,481
4.55%, 03/09/49 (Call 09/09/48)(a)	21,609	18,776,319
4.75%, 05/15/46 (Call 11/15/45)(a)	43,948	39,721,323
4.80%, 06/15/44 (Call 12/15/43)	32,737	29,813,537
4.90%, 08/15/37 (Call 02/14/37)(a)(b)	8,265	7,915,768
5.15%, 03/15/42	11,261	10,794,418
5.15%, 11/15/46 (Call 05/15/46)(b)	22,546	21,501,315
5.15%, 02/15/50 (Call 08/14/49)(b)	31,730	29,607,818
5.25%, 03/01/37 (Call 09/01/36)(a)	38,935	38,641,932
5.35%, 09/01/40(a)	21,053	20,688,634
5.45%, 03/01/47 (Call 09/01/46)(a)	25,155	24,983,697
5.55%, 08/15/41	15,863	15,851,220
5.65%, 02/15/47 (Call 08/15/46)(a)	16,738	17,073,276
5.70%, 03/01/57 (Call 09/01/56)	9,368	9,344,650
6.00%, 08/15/40 (Call 05/15/40)	17,957	18,814,032
6.38%, 03/01/41	14,320	15,638,097
British Telecommunications PLC, 9.63%, 12/15/30	34,173	48,951,896
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)(a)	11,987	11,599,373
2.20%, 09/20/23 (Call 07/20/23)(a)	13,647	13,023,078
2.50%, 09/20/26 (Call 06/20/26)(a)	20,158	18,808,825
2.95%, 02/28/26(a)	12,863	12,435,335
3.63%, 03/04/24(a)	12,969	13,191,089
5.50%, 01/15/40(a)	28,188	33,860,624
5.90%, 02/15/39	25,765	32,272,675
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	43,991	59,629,638
Motorola Solutions Inc., 3.75%, 05/15/22(a)	1,537	1,531,113
Orange SA
4.13%, 09/14/21(a)	12,110	12,375,885
5.38%, 01/13/42(a)	6,554	7,196,559
5.50%, 02/06/44 (Call 08/06/43)(a)	5,184	5,754,616
9.00%, 03/01/31	30,440	43,055,398
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)(a)	10,123	10,369,747
4.30%, 02/15/48 (Call 08/15/47)(a)	2,464	2,399,825
5.00%, 03/15/44 (Call 09/15/43)(a)	20,547	21,436,541
Telefonica Emisiones SAU
4.10%, 03/08/27(a)	25,035	24,280,370
4.57%, 04/27/23(a)	10,242	10,579,895

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.67%, 03/06/38	$12,952	$12,333,095
4.90%, 03/06/48(a)	17,031	16,155,305
5.21%, 03/08/47(a)	34,449	34,120,133
7.05%, 06/20/36(a)	18,403	22,183,526
Telefonica Europe BV, 8.25%, 09/15/30(a)	8,896	11,551,302
Verizon Communications Inc.
2.63%, 08/15/26	32,966	29,905,694
3.13%, 03/16/22	1,625	1,611,997
3.38%, 02/15/25(a)	49,348	48,011,937
3.50%, 11/01/24 (Call 08/01/24)(a)	42,773	42,220,818
3.85%, 11/01/42 (Call 05/01/42)(a)	12,886	11,106,518
4.13%, 03/16/27(a)	45,660	45,906,075
4.13%, 08/15/46(a)	15,209	13,607,492
4.15%, 03/15/24 (Call 12/15/23)	7,110	7,274,402
4.27%, 01/15/36(a)	31,221	29,436,451
4.33%, 09/21/28(b)	187,378	188,470,425
4.40%, 11/01/34 (Call 05/01/34)(a)	27,639	26,724,713
4.50%, 08/10/33(a)	18,333	18,108,294
4.52%, 09/15/48(a)	61,818	58,130,958
4.67%, 03/15/55	64,629	59,580,913
4.75%, 11/01/41(a)	6,176	6,012,699
4.81%, 03/15/39(a)	18,086	18,075,765
4.86%, 08/21/46(a)	50,442	49,729,063
5.01%, 04/15/49(a)	48,356	48,614,032
5.01%, 08/21/54	69,506	67,847,517
5.15%, 09/15/23(a)	1,930	2,067,386
5.25%, 03/16/37(a)	34,417	36,330,664
5.50%, 03/16/47(a)	16,158	17,465,866
6.55%, 09/15/43	11,111	13,365,860
Vodafone Group PLC
2.50%, 09/26/22(a)	13,625	13,099,916
2.95%, 02/19/23(a)	13,166	12,773,578
3.75%, 01/16/24(a)	28,050	27,846,988
4.13%, 05/30/25	24,930	24,926,879
4.38%, 05/30/28(a)	43,865	43,505,873
4.38%, 02/19/43(a)	9,194	8,298,424
5.00%, 05/30/38(a)	12,940	12,877,689
5.25%, 05/30/48(a)	41,233	41,580,083
6.15%, 02/27/37(a)	20,091	22,417,088

		2,350,523,208
Transportation — 1.2%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)(a)	2,600	2,666,397
3.90%, 08/01/46 (Call 02/01/46)	10,466	9,977,105
4.05%, 06/15/48 (Call 12/15/47)(a)	10,893	10,629,132
4.13%, 06/15/47 (Call 12/15/46)(a)	7,491	7,421,344
4.15%, 04/01/45 (Call 10/01/44)	12,144	12,056,403
4.15%, 12/15/48 (Call 06/15/48)	10,000	9,935,288
4.45%, 03/15/43 (Call 09/15/42)(a)	9,613	9,929,096
4.55%, 09/01/44 (Call 03/01/44)(a)	8,946	9,392,814
4.90%, 04/01/44 (Call 10/01/43)	12,726	13,921,998
5.75%, 05/01/40 (Call 11/01/39)(a)	8,762	10,488,073
Canadian Pacific Railway Co., 6.13%, 09/15/15 (Call 03/15/15)(a)	9,261	11,032,084
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	439	401,749
3.25%, 06/01/27 (Call 03/01/27)	14,670	13,977,325
3.80%, 03/01/28 (Call 12/01/27)(a)	20,506	20,288,353
3.80%, 11/01/46 (Call 05/01/46)(a)	3,398	3,074,021

Security	Par/ Shares (000)	Value

Transportation (continued)
4.10%, 03/15/44 (Call 09/15/43)(a)	$12,249	$11,607,543
4.30%, 03/01/48 (Call 09/01/47)(a)	11,229	10,885,577
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)(a)	12,040	11,682,081
4.00%, 01/15/24(a)	7,225	7,415,250
4.05%, 02/15/48 (Call 08/15/47)(a)	18,310	16,656,743
4.40%, 01/15/47 (Call 07/15/46)	8,489	8,120,419
4.55%, 04/01/46 (Call 10/01/45)	7,579	7,407,821
4.75%, 11/15/45 (Call 05/15/45)	18,292	18,375,699
5.10%, 01/15/44(a)	8,342	8,781,170
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)(a)	9,937	8,844,565
3.95%, 09/10/28 (Call 06/10/28)(a)	21,154	21,316,617
4.16%, 07/15/22 (Call 04/15/22)(a)	11,464	11,831,852
4.38%, 09/10/38 (Call 03/10/38)	7,570	7,720,686
4.50%, 09/10/48 (Call 03/10/48)	21,332	21,792,716
United Parcel Service Inc.
2.45%, 10/01/22	4,064	3,943,901
2.50%, 04/01/23 (Call 03/01/23)	17,624	17,063,832
3.05%, 11/15/27 (Call 08/15/27)	11,320	10,871,221
3.75%, 11/15/47 (Call 05/15/47)(a)	11,746	10,929,255
6.20%, 01/15/38(a)	21,675	27,304,327

		387,742,457
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)(a)	17,491	16,209,204
6.59%, 10/15/37(a)	1,152	1,488,476

		17,697,680

Total Corporate Bonds & Notes — 98.6% (Cost: $34,365,350,474)		33,028,343,807

Short-Term Investments

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.15%(e)(f)(g)	2,885,595	2,886,460,451
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(e)(f)	342,224	342,224,322

		3,228,684,773

Total Short-Term Investments — 9.6% (Cost: $3,227,838,173)		3,228,684,773

Total Investments in Securities — 108.2% (Cost: $37,593,188,647)		36,257,028,580

Other Assets, Less Liabilities — (8.2)%		(2,743,563,781)

Net Assets — 100.0%		$33,513,464,799

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,425,888	—		(540,293	)(b)	2,885,595	$2,886,460,451	$5,544,674	(c)	$(17,717)	$671,130
BlackRock Cash Funds: Treasury, SL Agency Shares	107,658	234,566	(b)	—		342,224	342,224,322	1,213,021		—	—
PNC Bank N.A.
2.15%, 04/29/21	14,331	—		(14,331)		—	—	93,368		(478,239)	474,968
2.45%, 07/28/22	1,367	—		—		1,367	1,325,272	16,505		—	(305)
2.55%, 12/09/21	11,815	—		(4,553)		7,262	7,092,590	103,155		(98,087)	62,605
2.63%, 02/17/22	17,722	10,000		(3,425)		24,297	23,745,937	217,008		(70,889)	43,092
2.70%, 11/01/22	21,889	1,000		(15,070)		7,819	7,565,295	157,340		(491,212)	370,344
2.95%, 01/30/23	11,926	—		(9,653)		2,273	2,215,459	73,993		(300,507)	198,680
2.95%, 02/23/25	13,200	—		(5,463)		7,737	7,443,738	123,716		(186,807)	136,046
3.10%, 10/25/27	2,938	25,000		(1)		27,937	26,632,197	160,798		(41)	58,007
3.25%, 06/01/25	18,440	—		(7)		18,433	18,022,986	272,621		(233)	(26,545)
3.50%, 06/08/23	—	2,520		—		2,520	2,533,763	13,952		—	9,545
3.80%, 07/25/23	12,012	—		(4,553)		7,459	7,521,738	123,626		(122,905)	57,386
4.05%, 07/26/28	—	10,000		—		10,000	10,179,814	—		—	26,114
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	3,494	1,080		(1,491)		3,083	2,955,363	49,512		(73,497)	65,884
3.30%, 03/08/22	10,630	—		(4)		10,626	10,614,114	140,139		(96)	(34,534)
3.90%, 04/29/24	7,596	—		(4,551)		3,045	3,055,161	65,726		(67,461)	(3,232)

							$3,359,588,200	$8,369,154		$(1,907,691)	$2,109,185

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$33,028,343,807	$—	$33,028,343,807
Money Market Funds	3,228,684,773	—	—	3,228,684,773

	$3,228,684,773	$33,028,343,807	$—	$36,257,028,580

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2018

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$16,793,929,134	$32,897,440,380
Affiliated(c)	3,622,971,360	3,359,588,200
Foreign currency, at value(d)	59	—
Receivables:
Investments sold	4,735,079	13,108,789
Securities lending income — Affiliated	2,334,781	999,523
Capital shares sold	724,588	—
Securities related to in-kind transactions	—	3,338,727
Dividends	318,048	309,185
Interest	277,928,475	348,733,718

Total assets	20,702,941,524	36,623,518,522

LIABILITIES
Bank overdraft	6,621	—
Collateral on securities loaned, at value	3,393,457,616	2,885,534,159
Payables:
Investments purchased	70,636,309	212,504,336
Capital shares redeemed	2,696,224	4,834,040
Securities related to in-kind transactions	—	2,939,884
Investment advisory fees	6,878,018	4,241,304

Total liabilities	3,473,674,788	3,110,053,723

NET ASSETS	$17,229,266,736	$33,513,464,799

NET ASSETS CONSIST OF:
Paid-in capital	$18,563,683,302	$35,064,729,350
Undistributed net investment income	71,348,828	101,180,633
Accumulated net realized loss	(832,615,245)	(316,285,117)
Net unrealized depreciation	(573,150,149)	(1,336,160,067)

NET ASSETS	$17,229,266,736	$33,513,464,799

Shares outstanding	200,100,000	290,200,000

Net asset value	$86.10	$115.48

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$3,255,597,157	$2,782,781,724
(b) Investments, at cost — Unaffiliated	$17,368,062,889	$34,231,420,188
(c) Investments, at cost — Affiliated	$3,621,987,754	$3,361,768,459
(d) Foreign currency, at cost	$56	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Operations (unaudited)

Six Months Ended August 31, 2018

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,682,321	$1,213,021
Interest — Unaffiliated	412,274,193	595,392,867
Interest — Affiliated	—	1,611,459
Securities lending income — Affiliated — net	12,155,951	5,544,674
Other income — Unaffiliated	2,181,314	—

Total investment income	428,293,779	603,762,021

EXPENSES
Investment advisory fees	37,753,627	24,084,739

Total expenses	37,753,627	24,084,739

Net investment income	390,540,152	579,677,282

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(45,477,138)	(44,240,894)
Investments — Affiliated	95,016	(307,538)
In-kind redemptions — Unaffiliated	1,564,715	(177,875,143)
In-kind redemptions — Affiliated	—	(1,600,153)
Foreign currency transactions	(36,288)	—

Net realized loss	(43,853,695)	(224,023,728)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	59,886,312	(209,899,672)
Investments —Affiliated	638,357	2,109,185
Foreign currency translations	1	—

Net change in unrealized appreciation (depreciation)	60,524,670	(207,790,487)

Net realized and unrealized gain (loss)	16,670,975	(431,814,215)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$407,211,127	$147,863,067

See notes to financial statements.

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares		iShares
	iBoxx $ High Yield Corporate Bond ETF		iBoxx $ Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$390,540,152	$917,067,469	$579,677,282	$1,156,409,466
Net realized gain (loss)	(43,853,695)	211,898,895	(224,023,728)	273,864,055
Net change in unrealized appreciation (depreciation)	60,524,670	(572,278,455)	(207,790,487)	(753,064,134)

Net increase in net assets resulting from operations	407,211,127	556,687,909	147,863,067	677,209,387

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(381,210,334)	(936,329,183)	(580,637,381)	(1,129,426,920)

Decrease in net assets resulting from distributions to shareholders	(381,210,334)	(936,329,183)	(580,637,381)	(1,129,426,920)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,931,811,010	(2,943,402,425)	1,283,958,716	1,876,304,924

NET ASSETS
Total increase (decrease) in net assets	1,957,811,803	(3,323,043,699)	851,184,402	1,424,087,391
Beginning of period	15,271,454,933	18,594,498,632	32,662,280,397	31,238,193,006

End of period	$17,229,266,736	$15,271,454,933	$33,513,464,799	$32,662,280,397

Undistributed net investment income included in net assets at end of period	$71,348,828	$62,019,010	$101,180,633	$102,140,732

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Six Months Ended
	08/31/18		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/18	02/28/17	02/29/16	02/28/15	02/28/14

Net asset value, beginning of period	$86.13		$88.08	$79.10	$91.71	$94.64	$93.71

Net investment income(a)	2.20		4.42	4.64	4.79	4.96	5.58
Net realized and unrealized gain (loss)(b)		(0.04)	(1.92)	8.89	(12.62)	(2.89)	0.98

Net increase (decrease) from investment operations	2.16		2.50	13.53	(7.83)	2.07	6.56

Distributions
From net investment income		(2.19)	(4.45)	(4.55)	(4.78)	(5.00)	(5.63)

Total distributions		(2.19)	(4.45)	(4.55)	(4.78)	(5.00)	(5.63)

Net asset value, end of period	$86.10		$86.13	$88.08	$79.10	$91.71	$94.64

Total Return
Based on net asset value	2.56	%(c)	2.87%	17.54%	(8.76)%	2.22%	7.31%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.49%	0.49%	0.50%	0.50%	0.50%

Net investment income	5.09	%(d)	5.05%	5.46%	5.60%	5.37%	6.01%

Supplemental Data
Net assets, end of period (000)	$17,229,267		$15,271,455	$18,594,499	$15,543,922	$18,021,179	$13,580,859

Portfolio turnover rate(e)	7	%(c)	17%	13%	11%	11%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six Months Ended
	08/31/18		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/18	02/28/17	02/29/16	02/28/15	02/28/14

Net asset value, beginning of period	$117.11		$118.42	$114.80	$121.46	$117.02	$120.06

Net investment income(a)	2.03		3.86	3.88	4.00	4.06	4.25
Net realized and unrealized gain (loss)(b)		(1.62)	(1.39)	3.63	(6.70)	4.42	(2.94)

Net increase (decrease) from investment operations	0.41		2.47	7.51	(2.70)	8.48	1.31

Distributions
From net investment income		(2.04)	(3.78)	(3.89)	(3.96)	(4.04)	(4.35)

Total distributions		(2.04)	(3.78)	(3.89)	(3.96)	(4.04)	(4.35)

Net asset value, end of period	$115.48		$117.11	$118.42	$114.80	$121.46	$117.02

Total Return
Based on net asset value	0.38	%(c)	2.06%	6.57%	(2.19)%	7.35%	1.19%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.50	%(d)	3.22%	3.24%	3.44%	3.42%	3.66%

Supplemental Data
Net assets, end of period (000)	$33,513,465		$32,662,280	$31,238,193	$25,071,298	$22,044,157	$16,898,301

Portfolio turnover rate(e)	5	%(c)	10%	11%	13%	9%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Notes to Financial Statements (unaudited)

1.   ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.   INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

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Notes to Financial Statements (unaudited) (continued)

Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1– Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.   SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

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Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2018:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$151,521,734	$151,521,734		$—	$—
Barclays Capital Inc.	483,337,075	483,337,075		—	—
BMO Capital Markets	17,727,940	17,727,940		—	—
BNP Paribas New York Branch	119,629,069	119,629,069		—	—
BNP Paribas Prime Brokerage International Ltd	21,346,699	21,346,699		—	—
BNP Paribas Securities Corp.	9,102,004	9,102,004		—	—
Citigroup Global Markets Inc.	309,234,901	309,234,901		—	—
Credit Suisse Securities (USA) LLC.	93,529,664	93,529,664		—	—
Deutsche Bank Securities Inc.	120,306,136	120,306,136		—	—
Goldman Sachs & Co.	742,382,730	742,382,730		—	—
HSBC Securities (USA) Inc.	15,290,254	15,290,254		—	—
Jefferies LLC.	6,272,150	6,272,150		—	—
JPMorgan Securities LLC.	419,363,425	419,363,425		—	—
Merrill Lynch, Pierce, Fenner & Smith	76,672,040	76,672,040		—	—
Morgan Stanley & Co. LLC.	74,632,728	74,632,728		—	—
MUFG Securities Americas Inc.	7,803	7,803		—	—
Nomura Securities International Inc.	27,630,117	27,630,117		—	—
RBC Capital Markets LLC.	391,494,607	391,494,607		—	—
Scotia Capital (USA) Inc.	1,861,091	1,861,091		—	—
State Street Bank & Trust Company	8,847,693	8,847,693		—	—
Wells Fargo Securities LLC.	165,407,297	165,407,297		—	—

	$3,255,597,157	$3,255,597,157		$—	$—

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Notes to Financial Statements (unaudited) (continued)

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$167,391,549	$167,391,549		$—	$—
Barclays Capital Inc.	62,377,197	62,377,197		—	—
BMO Capital Markets	52,375,981	52,375,981		—	—
BNP Paribas New York Branch	159,042,164	159,042,164		—	—
BNP Paribas Prime Brokerage International Ltd.	36,723,682	36,723,682		—	—
BNP Paribas Securities Corp.	296,105	296,105		—	—
Citigroup Global Markets Inc.	96,576,933	96,576,933		—	—
Credit Suisse Securities (USA) LLC	139,557,585	139,557,585		—	—
Deutsche Bank Securities Inc.	78,157,225	78,157,225		—	—
Goldman Sachs & Co.	377,289,471	377,289,471		—	—
HSBC Securities (USA) Inc.	211,473,924	211,473,924		—	—
Jefferies LLC	14,989,267	14,989,267		—	—
JPMorgan Securities LLC	428,993,908	428,993,908		—	—
Merrill Lynch, Pierce, Fenner & Smith	80,085,006	80,085,006		—	—
Morgan Stanley & Co. LLC	161,870,299	161,870,299		—	—
MUFG Securities Americas Inc.	112,192,290	112,192,290		—	—
Nomura Securities International Inc.	11,088,936	11,088,936		—	—
RBC Capital Markets LLC	305,508,948	305,508,948		—	—
Scotia Capital (USA) Inc.	4,568,281	4,568,281		—	—
SG Americas Securities LLC	24,287,902	24,287,902		—	—
State Street Bank & Trust Company	2,900,908	2,900,908		—	—
UBS Securities LLC	93,224	93,224		—	—
Wells Fargo Securities LLC	254,940,939	254,940,939		—	—

	$2,782,781,724	$2,782,781,724		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

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Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$3,596,891
iBoxx $ Investment Grade Corporate Bond	1,989,396

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$826,198	$33,061,610
iBoxx $ Investment Grade Corporate Bond	68,846,751	653,021,894

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

6.   PURCHASES AND SALES

For the six months ended August 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$1,012,073,736	$1,028,159,210
iBoxx $ Investment Grade Corporate Bond	2,302,873,040	1,784,200,253

For the six months ended August 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$16,416,493,451	$14,455,251,126
iBoxx $ Investment Grade Corporate Bond	12,614,869,473	11,984,620,907

7.   INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBoxx $ High Yield Corporate Bond	$790,277,051
iBoxx $ Investment Grade Corporate Bond	86,788,495

As of August 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$20,991,476,242	$21,660,764	$(596,236,512)	$(574,575,748)
iBoxx $ Investment Grade Corporate Bond	37,598,661,541	14,235,263	(1,355,868,224)	(1,341,632,961)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.   PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

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Notes to Financial Statements (unaudited) (continued)

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.   CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/18		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount

iBoxx $ High Yield Corporate Bond
Shares sold	197,600,000	$16,887,822,510	234,300,000	$20,454,486,063
Shares redeemed	(174,800,000)	(14,956,011,500)	(268,100,000)	(23,397,888,488)

Net increase (decrease)	22,800,000	$1,931,811,010	(33,800,000)	$(2,943,402,425)

iBoxx $ Investment Grade Corporate Bond
Shares sold	116,500,000	$13,433,457,903	213,200,000	$25,559,315,034
Shares redeemed	(105,200,000)	(12,149,499,187)	(198,100,000)	(23,683,010,110)

Net increase	11,300,000	$1,283,958,716	15,100,000	$1,876,304,924

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.   LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.   SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Board Review and Approval of Investment Advisory Contract

I. iShares iBoxx $ High Yield Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/ management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including interms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares iBoxx $ Investment Grade Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act)( the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	57

Board Review and Approval of Investment Advisory Contract (continued)

composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c), Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had considered during the June 12-14, 2018 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	59

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBoxx $ Investment Grade Corporate Bond	$2.033809	$—	$0.009481	$2.043290	100%	—%	0	%(a)	100%

(a)	Rounds to less than 1%.

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	61

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶ iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca

▶ iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

Fund Summary as of August 31, 2018	iShares® Core 5-10 Year USD Bond ETF

Investment Objective

The iShares Core 5-10 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg Barclays U.S. Universal 5-10 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.18%	(1.06)%	0.47%	(1.06)%	0.86%
Fund Market	1.58	(0.81)	0.68	(0.81)	1.25
Index	1.06	(1.13)	0.40	(1.13)	0.73

The inception date of the Fund was 11/1/16. The first day of secondary market trading was 11/3/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/18)	(08/31/18)	the Period	(a)	(03/01/18)	(08/31/18)	the Period	(a)	Ratio
$ 1,000.00	$ 1,011.80	$ 0.20		$ 1,000.00	$ 1,025.00	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments	(a)
U. S. Government & Agency Obligations	67.7%
Corporate Bonds & Notes	26.8
Foreign Government Obligations	3.7
Collaterized Mortgage Obligations	1.8

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	69.9%
Aa	1.7
A	6.6
Baa	11.5
Ba	4.5
B	3.5
Caa	0.8
Not Rated	1.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2018	iShares® Core 10+ Year USD Bond ETF

Investment Objective

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.67%	(2.45)%	5.61%	6.24%	(2.45)%	31.36%	69.66%
Fund Market	0.72	(2.62)	5.93	6.23	(2.62)	33.38	69.56
Index	0.73	(2.39)	5.74	6.44	(2.39)	32.20	72.41

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through October 22, 2012 reflects the performance of the ICE BofAML 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/18)	(08/31/18)	the Period	(a)	(03/01/18)	(08/31/18)	the Period	(a)	Ratio
$ 1,000.00	$ 1,006.70	$ 0.30		$ 1,000.00	$ 1,024.90	$ 0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments	(a)
Corporate Bonds & Notes	51.9%
U. S. Government & Agency Obligations	37.0
Foreign Government Obligations	7.8
Municipal Debt Obligations	3.3

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	39.1%
Aa	6.4
A	19.9
Baa	27.0
Ba	4.6
B	1.2
Caa	0.2
Not Rated	1.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited)	iShares® Core 5-10 Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.8%
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.12%, 07/15/51	$200	$207,230
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.71%, 04/14/50	150	150,398
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(a)(b)	130	131,270
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47	140	142,987
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4, 3.98%, 02/15/51	125	127,516
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	170	169,099

		928,500

Total Collaterized Mortgage Obligations — 1.8% (Cost: $952,396)		928,500

Corporate Bonds & Notes

Advertising — 0.1%
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)	25	26,049
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	25	24,146

		50,195
Aerospace & Defense — 0.4%
Arconic Inc., 5.13%, 10/01/24 (Call 07/01/24)	25	25,112
BAE Systems Holdings Inc., 3.80%, 10/07/24(c)	25	24,936
Boeing Co. (The), 2.85%, 10/30/24 (Call 07/30/24)	5	4,858
Embraer Netherlands Finance BV, 5.05%, 06/15/25	5	5,006
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	25	25,392
L3 Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	2	1,948
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	25	24,867
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	5	4,766
3.20%, 02/01/27 (Call 11/01/26)	5	4,740
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	5	4,802
TransDigm Inc., 6.50%, 07/15/24 (Call 07/15/19)	50	51,026
United Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)	25	22,783

		200,236
Agriculture — 0.2%
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	9,237
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)(c)	10	9,585
3.56%, 08/15/27 (Call 05/15/27)(c)	5	4,686
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	10	9,529
3.60%, 11/15/23	25	25,188
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	45	45,669

		103,894
Airlines — 0.1%
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	23,895
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	20	20,404

		44,299
Apparel — 0.0%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	5	4,592

Security	Par (000)	Value

Auto Manufacturers — 0.4%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/19)(c)	$25	$24,763
American Honda Finance Corp., 2.30%, 09/09/26	10	9,124
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(c)	10	9,354
3.75%, 04/12/28 (Call 01/12/28)(c)	25	24,854
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	25	23,502
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	23,196
3.95%, 04/13/24 (Call 02/13/24)	5	4,887
4.30%, 07/13/25 (Call 04/13/25)	30	29,445
4.35%, 01/17/27 (Call 10/17/26)	25	24,236
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(c)(d)	25	21,713
Toyota Motor Credit Corp., 3.40%, 04/14/25	25	24,872

		219,946
Auto Parts & Equiptment — 0.2%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)(d)	25	24,858
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	25	24,950
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	25	24,788
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 11/15/18)	25	24,928
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	5	5,196

		104,720
Banks — 3.8%
Bank of America Corp.
3.37%, 01/23/26 (Call 01/23/25)(a)(b)	25	24,166
3.42%, 12/20/28 (Call 12/20/27)(a)(b)	50	47,140
3.59%, 07/21/28 (Call 07/21/27)(a)(b)	25	23,897
3.88%, 08/01/25	10	10,007
4.00%, 04/01/24	5	5,078
4.13%, 01/22/24	25	25,560
4.20%, 08/26/24	25	25,137
4.45%, 03/03/26	75	75,342
Series L, 4.18%, 11/25/27 (Call 11/25/26)	25	24,492
Bank of New York Mellon Corp. (The)
2.80%, 05/04/26 (Call 02/04/26)	25	23,724
3.25%, 05/16/27 (Call 02/16/27)	25	24,315
3.65%, 02/04/24 (Call 01/05/24)	10	10,073
Bank of Nova Scotia (The), 4.50%, 12/16/25	25	25,269
BB&T Corp., 2.85%, 10/26/24 (Call 09/26/24)	25	24,055
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	25	23,709
3.30%, 10/30/24 (Call 09/30/24)	25	23,993
3.75%, 04/24/24 (Call 03/24/24)	5	4,941
3.75%, 03/09/27 (Call 02/09/27)	5	4,772
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	25	23,468
3.52%, 10/27/28 (Call 10/27/27)(a)(b)	50	47,324
3.67%, 07/24/28 (Call 07/24/27)(a)(b)	25	23,910
3.89%, 01/10/28 (Call 01/10/27)(a)(b)	25	24,380
4.40%, 06/10/25	25	25,071
4.45%, 09/29/27	25	24,778
4.60%, 03/09/26	25	25,255
5.50%, 09/13/25	5	5,318
Commonwealth Bank of Australia, 2.85%, 05/18/26(c)	25	23,400
Deutsche Bank AG/London, 3.70%, 05/30/24	25	23,645
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)	50	49,719
4.30%, 01/16/24 (Call 12/16/23)	10	10,166

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	$50	$48,690
3.50%, 11/16/26 (Call 11/16/25)	25	23,839
3.81%, 04/23/29 (Call 04/23/28)(a)(b)	25	23,912
3.85%, 01/26/27 (Call 01/26/26)	10	9,753
4.00%, 03/03/24	25	25,235
4.22%, 05/01/29 (Call 05/01/28)(a)(b)	25	24,765
JPMorgan Chase & Co.
3.30%, 04/01/26 (Call 01/01/26)	55	53,002
3.63%, 05/13/24	25	24,956
3.78%, 02/01/28 (Call 02/01/27)(a)(b)	50	48,931
3.90%, 07/15/25 (Call 04/15/25)	10	10,064
4.01%, 04/23/29 (Call 04/23/28)(a)(b)	25	24,747
4.13%, 12/15/26	25	24,972
KeyCorp., 4.10%, 04/30/28	50	50,178
KfW
2.00%, 05/02/25	35	33,008
2.50%, 11/20/24	10	9,748
2.88%, 04/03/28	25	24,817
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	27,371
2.00%, 01/13/25	35	33,041
2.38%, 06/10/25(d)	10	9,636
Series 37, 2.50%, 11/15/27	5	4,794
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	25	24,624
3.78%, 03/02/25	25	25,033
3.96%, 03/02/28	15	15,024
Morgan Stanley
3.13%, 07/27/26	25	23,421
3.59%, 07/22/28 (Call 07/22/27)(a)(b)	25	23,821
3.63%, 01/20/27	25	24,089
3.77%, 01/24/29 (Call 01/24/28)(a)(b)	25	24,115
3.88%, 01/27/26	25	24,680
3.95%, 04/23/27	5	4,819
4.00%, 07/23/25	25	25,054
4.35%, 09/08/26	10	9,953
5.00%, 11/24/25	15	15,603
Series F, 3.88%, 04/29/24	5	5,024
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	25	23,999
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(e)	5	4,796
3.90%, 04/29/24 (Call 03/29/24)(e)	15	15,051
Royal Bank of Canada, 4.65%, 01/27/26	25	25,714
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	25	26,108
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	10	9,719
4.50%, 07/17/25 (Call 04/17/25)	25	24,950
Santander UK PLC, 4.00%, 03/13/24	25	25,357
State Street Corp., 2.65%, 05/19/26	35	32,857
Sumitomo Mitsui Financial Group Inc.
3.36%, 07/12/27	50	48,015
3.54%, 01/17/28	25	24,324
3.78%, 03/09/26	25	24,842
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	25	25,237
U.S. Bancorp.
3.60%, 09/11/24 (Call 08/11/24)	10	9,973
Series V, 2.38%, 07/22/26 (Call 06/22/26)	15	13,733

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
3.00%, 02/19/25	$10	$9,549
3.00%, 04/22/26	25	23,479
3.00%, 10/23/26	25	23,363
3.30%, 09/09/24	25	24,480
3.58%, 05/22/28 (Call 05/22/27)(a)(b)	25	24,110
4.10%, 06/03/26	10	9,932
4.48%, 01/16/24	25	25,831
Westpac Banking Corp., 3.35%, 03/08/27	25	24,065

		2,012,307
Beverages — 0.3%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	60	58,742
3.70%, 02/01/24	5	5,030
Coca-Cola Co. (The), 2.25%, 09/01/26	25	22,844
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	25	24,049
Keurig Dr Pepper Inc., 4.42%, 05/25/25 (Call 03/25/25)(c)	20	20,247
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	5	4,586
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	5	4,597
3.60%, 03/01/24 (Call 12/01/23)	25	25,509

		165,604
Biotechnology — 0.2%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	25	25,189
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	5	5,054
Celgene Corp., 3.88%, 08/15/25 (Call 05/15/25)	25	24,662
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	25	23,969
2.95%, 03/01/27 (Call 12/01/26)	5	4,692
3.50%, 02/01/25 (Call 11/01/24)	5	4,943
3.65%, 03/01/26 (Call 12/01/25)	25	24,818

		113,327
Building Materials — 0.3%
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(c)	25	23,350
Martin Marietta Materials Inc., 3.50%,0 12/15/27 (Call 09/15/27)	25	23,286
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	10	10,158
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	25	23,235
Standard Industries Inc./NJ, 6.00%, 10/15/25 (Call 10/15/20)(c)	25	25,664
USG Corp., 4.88%, 06/01/27 (Call 06/01/22)(c)	25	25,312

		131,005
Chemicals — 0.4%
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 10/15/20)	25	29,006
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	25	24,526
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	5	4,750
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	30	30,445
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	25	24,379
Platform Specialty Products Corp., 5.88%, 12/01/25 (Call 12/01/20)(c)	25	24,886
Praxair Inc., 3.20%, 01/30/26 (Call 10/30/25)	25	24,557
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27) .	5	4,766
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(c)(d)	25	24,579
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(c)	25	25,406

		217,300
Commercial Services — 0.3%
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	25	24,127
ERAC USA Finance LLC, 3.85%, 11/15/24 (Call 08/15/24)(c)	25	25,023

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)	$5	$5,261
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	30	30,312
United Rentals North America Inc.
5.50%, 05/15/27 (Call 05/15/22)	25	24,943
5.75%, 11/15/24 (Call 05/15/19)	25	25,798

		135,464
Computers — 0.5%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	25	23,221
2.90%, 09/12/27 (Call 06/12/27)	25	23,770
3.00%, 06/20/27 (Call 03/20/27)	25	24,018
3.25%, 02/23/26 (Call 11/23/25)	25	24,615
3.35%, 02/09/27 (Call 11/09/26)	5	4,938
3.45%, 05/06/24	25	25,216
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(c)	25	26,487
7.13%, 06/15/24 (Call 06/15/19)(c)	25	26,750
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	20	20,118
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	25	25,756
International Business Machines Corp., 7.00%, 10/30/25	25	30,197
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(c)	25	22,757

		277,843
Cosmetics & Personal Care — 0.0%
Procter &Gamble Co. (The)
2.45%, 11/03/26	5	4,663
2.85%, 08/11/27	10	9,600

		14,263
Diversified Financial Services — 1.1%
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	5	4,770
3.63%, 12/01/27 (Call 09/01/27)	25	23,299
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(d)	25	26,035
American Express Co., 3.63%, 12/05/24 (Call 11/04/24)	25	24,782
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	19,527
Ameriprise Financial Inc., 4.00%, 10/15/23	25	25,588
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27 (Call 07/02/27)(c)	15	14,121
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	10	9,569
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	25	24,926
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	25	24,066
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	5	4,864
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	24,090
3.95%, 11/06/24 (Call 08/06/24)	25	24,534
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	24,070
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 12/15/20)	25	25,440
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	30	30,245
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	25	25,989
Jefferies Group LLC, 6.45%, 06/08/27	10	10,875
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(c)	25	24,455
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	5	4,886
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/25 (Call 10/27/24)	25	24,070

Security	Par (000)	Value

Diversified Financial Services (continued)
Navient Corp., 6.13%, 03/25/24	$25	$24,896
ORIX Corp., 3.70%, 07/18/27	25	24,295
Springleaf Finance Corp., 6.88%, 03/15/25	25	25,019
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	25	24,299
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	25	24,130
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	25	24,522

		567,362
Electric — 1.4%
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/24(f)	200	196,932
AES Corp./VA, 5.13%, 09/01/27 (Call 09/01/22)	25	25,369
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(c)	10	10,046
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	10	9,799
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	25	23,610
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	25	24,024
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)	10	10,150
Calpine Corp., 5.88%, 01/15/24 (Call 11/01/18)(c)	25	25,202
Commonwealth Edison Co., 2.95%, 08/15/27 (Call 05/15/27)	10	9,501
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	10	10,105
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	25	23,167
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	10	9,115
3.15%, 08/15/27 (Call 05/15/27)	10	9,410
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	25	24,554
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	10	10,047
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(c)	25	24,601
Entergy Arkansas Inc., 3.70%, 06/01/24 (Call 03/01/24)	25	25,263
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	30	30,125
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	10	9,817
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(c)	15	15,290
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	10	10,066
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	10	9,726
NRG Energy Inc., 7.25%, 05/15/26 (Call 05/15/21)	25	26,960
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	15	14,529
Pacific Gas & Electric Co., 3.50%, 06/15/25 (Call 03/15/25)	5	4,754
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	9,379
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	25,223
Public Service Electric &Gas Co., 3.70%, 05/01/28 (Call 02/01/28)	20	20,159
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	25	23,159
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	10	9,843
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	10	9,412
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	5	4,624
Talen Energy Supply LLC, 10.50%, 01/15/26 (Call 01/15/22)(c)	10	8,771
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	25	24,245

		726,977
Electrical Components & Equipment — 0.0%
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,324

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.1%
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	$25	$23,660
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	9,396
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	25	23,263

		56,319

Engineering & Construction — 0.4%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	25	24,537
Mexico City Airport Trust, 4.25%, 10/31/26 (Call 07/31/26)(f)	200	188,592

		213,129

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 5.88%, 11/15/26 (Call 11/15/21)	25	24,404
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25	20	20,796
Scientific Games International Inc., 5.00%, 10/15/25 (Call 10/15/20)(c)	25	23,739

		68,939

Environmental Control — 0.1%
Hulk Finance Corp., 7.00%, 06/01/26 (Call 06/01/21)(c)	25	24,000
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	20,105
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	25	23,817

		67,922

Food — 0.5%
Albertsons Companies LLC/Safeway Inc./New Albertson’s
LP/Albertson’s LLC, 6.63%, 06/15/24 (Call 06/15/19)	25	24,138
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	24,093
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	25	24,984
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	50	47,212
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	25	22,871
3.95%, 07/15/25 (Call 04/15/25)	10	9,860
4.88%, 02/15/25 (Call 02/15/20)(c)	5	5,091
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	10	9,679
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(c)	25	24,565
McCormick &Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	10	9,675
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	20	20,070
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(c)	25	24,698
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	10	9,619
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	5	4,754

		261,309

Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(c)	25	24,507

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	9,920
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	5	4,980

		14,900

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	25	24,512
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(c)	10	9,560
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	10,001
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	10	9,666
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	10	9,448

		63,187

Health Care - Products — 0.4%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	25	24,878

Security	Par (000)	Value

Health Care - Products (continued)
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	$30	$28,810
3.73%, 12/15/24 (Call 09/15/24)	5	4,925
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	25	24,852
Medtronic Inc., 3.50%, 03/15/25	30	29,985
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	30	29,380
Thermo Fisher Scientific Inc. 2.95%, 09/19/26 (Call 06/19/26)	25	23,379
3.20%, 08/15/27 (Call 05/15/27)	10	9,461
4.15%, 02/01/24 (Call 11/01/23)	5	5,125
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	25	24,106

		204,901

Health Care - Services — 0.7%
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	5	4,913
3.65%, 12/01/27 (Call 09/01/27)	25	23,860
Centene Corp., 4.75%, 01/15/25 (Call 01/15/20)	25	25,177
CHS/Community Health Systems Inc., 8.63%, 01/15/24 (Call 01/15/21)(c)	25	26,137
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	10	9,068
3.25%, 04/15/25 (Call 01/15/25)	5	4,748
DaVita Inc., 5.13%, 07/15/24 (Call 07/15/19)	25	24,134
Encompass Health Corp., 5.75%, 09/15/25 (Call 09/15/20)	25	25,302
Envision Healthcare Corp., 6.25%, 12/01/24 (Call 12/01/19)(c)	25	26,725
HCA Inc., 5.38%, 02/01/25	50	50,609
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	25	25,019
Laboratory Corp. of America Holdings 3.25%, 09/01/24 (Call 07/01/24)	10	9,672
3.60%, 02/01/25 (Call 11/01/24)	25	24,480
LifePoint Health Inc., 5.38%, 05/01/24 (Call 05/01/19)	25	25,980
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	25	24,504
5.13%, 05/01/25 (Call 05/01/20)	25	24,813
UnitedHealth Group Inc., 3.75%, 07/15/25	10	10,112

		365,253

Home Builders — 0.1%
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	25	24,593
5.25%, 06/01/26 (Call 12/01/25)	25	24,780
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	25	24,983

		74,356

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	10	9,476

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	10	9,369
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	15	15,083
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)	25	25,336

		49,788
Housewares — 0.0%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	20	19,299

Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(c)	10	9,549
Aflac Inc., 3.63%, 11/15/24	25	25,053

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	$35	$34,377
4.13%, 02/15/24	5	5,063
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	25,003
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	15	14,980
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	23,954
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	25	24,333
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	15	15,012
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	25	23,446
4.50%, 03/01/26 (Call 12/01/25)	20	20,413
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(c)	25	24,987
Genworth Holdings Inc., 4.90%, 08/15/23	25	22,481
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(c)	25	25,400
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(c)	5	4,972
Jackson National Life Global Funding
3.25%, 01/30/24(c)	25	24,521
3.88%, 06/11/25(c)	25	25,183
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	30	29,088
Manulife Financial Corp., 4.15%, 03/04/26	25	25,366
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	4,908
MetLife Inc.
3.60%, 04/10/24	5	5,029
Series D, 4.37%, 09/15/23	25	26,046
New York Life Global Funding, 3.00%, 01/10/28(c)	25	23,724
Progressive Corp. (The), 2.45%, 01/15/27	15	13,742

		476,630
Internet — 0.3%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	5	4,550
3.38%, 02/25/24	5	5,079
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)	25	24,174
3.80%, 12/05/24 (Call 09/05/24)	10	10,273
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	25	24,684
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	25	25,390
Netflix Inc., 4.38%, 11/15/26(d)	25	23,639
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	25	24,080
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	25	26,050

		167,919
Iron & Steel — 0.2%
ArcelorMittal, 6.13%, 06/01/25	25	27,239
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)(c)	25	24,317
Vale Overseas Ltd., 6.25%, 08/10/26	25	27,458

		79,014
Lodging — 0.1%
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)(c)	25	25,039
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(c)	25	24,720

		49,759
Machinery — 0.2%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	25	25,363
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 03/15/24 (Call 03/15/20)(c)	25	26,294

Security	Par (000)	Value

Machinery (continued)
Caterpillar Financial Services Corp., 3.25%, 12/01/24	$25	$24,847
John Deere Capital Corp., 3.45%, 03/13/25	25	24,982
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(c)	25	25,690

		127,176
Manufacturing — 0.2%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	25	23,872
3.00%, 08/07/25	5	4,907
General Electric Co., 3.45%, 05/15/24 (Call 02/13/24)	25	24,807
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	5	4,666
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	25	24,071

		82,323
Media — 1.1%
AMC Networks Inc., 5.00%, 04/01/24 (Call 04/01/20)	25	24,687
CBS Corp., 2.90%, 01/15/27 (Call 10/15/26)	25	22,376
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27 (Call 05/01/22)(c)	25	23,915
5.75%, 02/15/26 (Call 02/15/21)(c)	25	25,079
5.88%, 04/01/24 (Call 04/01/19)(c)	25	25,532
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	30	30,604
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	8,872
3.15%, 03/01/26 (Call 12/01/25)	25	23,816
3.30%, 02/01/27 (Call 11/01/26)	25	23,926
3.60%, 03/01/24	5	5,001
Cox Communications Inc., 3.50%, 08/15/27 (Call 05/15/27)(c)	25	23,621
CSC Holdings LLC, 5.25%, 06/01/24	100	97,298
Discovery Communications LLC
3.90%, 11/15/24 (Call 08/15/24)(c)	5	4,941
4.90%, 03/11/26 (Call 12/11/25)	25	25,729
DISH DBS Corp., 5.88%, 11/15/24	25	21,765
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/21)(c)	25	25,005
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 08/01/19)(c)	25	24,673
Sirius XM Radio Inc., 6.00%, 07/15/24 (Call 07/15/19)(c)	25	26,003
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(c)	25	22,997
Viacom Inc., 4.25%, 09/01/23 (Call 06/01/23)	25	25,173
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(c)	25	24,758
Walt Disney Co. (The)
1.85%, 07/30/26	25	22,119
3.15%, 09/17/25	5	4,907
Warner Media LLC
3.60%, 07/15/25 (Call 04/15/25)	25	24,027
3.80%, 02/15/27 (Call 11/15/26)	10	9,598
4.05%, 12/15/23	5	5,057

		601,479
Metal Fabricate & Hardware — 0.1%
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(c)	25	24,370
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	10	9,809

		34,179
Mining — 0.2%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	25	24,124
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(c)	25	23,594
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	15	15,488
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	5	5,045
Teck Resources Ltd., 8.50%, 06/01/24 (Call 06/01/19)(c)	25	27,461

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	$25	$23,745

		119,457

Office & Business Equipment — 0.0%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	10	8,979

Oil & Gas — 2.4%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	25	24,262
5.55%, 03/15/26 (Call 12/15/25)	5	5,377
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/01/20)	25	25,187
BP Capital Markets PLC
3.02%, 01/16/27 (Call 10/16/26)	25	23,827
3.22%, 11/28/23 (Call 09/28/23)	5	4,946
3.22%, 04/14/24 (Call 02/14/24)	25	24,649
3.28%, 09/19/27 (Call 06/19/27)	15	14,525
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	5	4,883
Chesapeake Energy Corp., 8.00%, 06/15/27 (Call 06/15/22)(d)	10	10,126
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	25	24,032
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28	200	203,716
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	25	27,066
Ecopetrol SA, 4.13%, 01/16/25	100	97,939
EP Energy LLC/Everest Acquisition Finance Inc., 7.75%, 05/15/26 (Call 05/15/21)(c)	25	25,595
Equinor ASA
3.25%, 11/10/24	25	24,814
3.70%, 03/01/24	25	25,400
Exxon Mobil Corp., 3.04%, 03/01/26 (Call 12/01/25)	25	24,461
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 05/15/20)	25	24,707
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	40	40,204
MEG Energy Corp., 7.00%, 03/31/24 (Call 10/01/18)(c)	25	22,785
Newfield Exploration Co., 5.63%, 07/01/24	25	26,617
Occidental Petroleum Corp., 3.40%, 04/15/26 (Call 01/15/26)	25	24,749
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 01/15/25 (Call 01/15/20)(c)	25	25,218
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/20)	25	26,376
Petrobras Global Finance BV, 6.25%, 03/17/24	75	73,522
Petroleos Mexicanos, 6.50%, 03/13/27	200	202,140
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(d)	25	23,926
Rowan Companies Inc., 4.75%, 01/15/24 (Call 10/15/23)	25	21,368
Shell International Finance BV
2.88%, 05/10/26	25	23,940
3.25%, 05/11/25	25	24,692
SM Energy Co., 5.00%, 01/15/24 (Call 10/01/18)	25	24,323
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	25	25,027
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	5	4,968
Transocean Inc., 9.00%, 07/15/23 (Call 07/15/20)(c)	25	26,988
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	30	28,714
WPX Energy Inc., 5.75%, 06/01/26 (Call 06/01/21)	5	5,068

		1,266,137

Oil & Gas Services — 0.1%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	25	24,960
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(c)	25	26,553

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Holdings Corp., 4.00%, 12/21/25 (Call 09/21/25)(c)	$10	$10,065

		61,578

Packaging & Containers — 0.3%
Ball Corp., 4.00%, 11/15/23	25	24,441
BWAY Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(c)	25	24,901
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)	25	24,342
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(c)	25	25,651
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23 (Call 07/15/19)(c)	25	24,998
WestRock Co., 3.00%, 09/15/24 (Call 07/15/24)(c)	25	23,820

		148,153

Pharmaceuticals — 0.9%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)	25	24,436
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	25	24,787
AstraZeneca PLC, 3.38%, 11/16/25	5	4,865
Bausch Health Companies Inc.
6.13%, 04/15/25 (Call 04/15/20)(c)	25	23,294
7.00%, 03/15/24 (Call 03/15/20)(c)	25	26,412
Bausch Health Companies Inc./U.S., 9.25%, 04/01/26 (Call 04/01/22)(c)	10	10,627
Cardinal Health Inc., 3.08%, 06/15/24 (Call 04/15/24)	5	4,744
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	25	22,985
3.88%, 07/20/25 (Call 04/20/25)	5	4,933
4.10%, 03/25/25 (Call 01/25/25)	25	25,049
4.30%, 03/25/28 (Call 12/25/27)	55	54,595
Endo Finance LLC/Endo Finco Inc., 5.38%, 01/15/23 (Call 10/01/18)(c)	25	21,466
Express Scripts Holding Co., 3.40%, 03/01/27 (Call 12/01/26).	5	4,641
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	25	25,414
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	5	4,861
2.95%, 03/03/27 (Call 12/03/26)	5	4,866
3.38%, 12/05/23	15	15,236
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	5	4,976
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	25	24,197
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	25	23,763
Novartis Capital Corp., 3.40%, 05/06/24	25	25,076
Pfizer Inc.
3.00%, 12/15/26	5	4,853
3.40%, 05/15/24	25	25,272
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	25	23,309
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 07/21/23	25	22,119
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	25	23,454

		480,230

Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27 (Call 09/01/27)	15	14,759
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(c)	20	20,028
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	25	25,436
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(c)	25	24,579

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	$5	$4,804
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	3	2,940
Energy Transfer Equity LP, 5.88%, 01/15/24 (Call 10/15/23)	25	26,531
Energy Transfer Partners LP, 4.05%, 03/15/25 (Call 12/15/24)	25	24,579
Energy Transfer Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	5	5,098
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	25	25,335
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)	25	24,766
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	10	10,390
4.88%, 06/01/25 (Call 03/01/25)	25	25,985
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(c)	25	25,157
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	25	25,327
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	25	24,672
4.65%, 10/15/25 (Call 07/15/25)	5	5,066
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	5	5,134
5.63%, 03/01/25 (Call 12/01/24)	25	26,702
5.88%, 06/30/26 (Call 12/31/25)	10	10,826
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	30	31,147
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	25	27,064
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 (Call 10/01/18)	25	24,320
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	25	25,231
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	25	24,725
4.55%, 06/24/24 (Call 03/24/24)	25	25,521

		516,122
Private Equity — 0.1%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(c)	25	25,024

Real Estate — 0.4%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	20	20,785
China Evergrande Group, 8.75%, 06/28/25 (Call 06/28/21)(f)	200	178,864
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(c)	25	24,726
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	5	5,048

		229,423
Real Estate Investment Trusts — 1.4%
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	25	25,045
American Tower Corp.
3.55%, 07/15/27 (Call 04/15/27)	5	4,719
4.00%, 06/01/25 (Call 03/01/25)	25	24,789
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	25	24,889
Boston Properties LP
3.20%, 01/15/25 (Call 10/15/24)	20	19,263
3.80%, 02/01/24 (Call 11/01/23)	25	25,026
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	25	24,407
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)	10	8,444

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp., 3.65%, 09/01/27 (Call 06/01/27)	$5	$4,736
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	25	25,917
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	5	4,946
Equinix Inc., 5.88%, 01/15/26 (Call 01/15/21)	25	25,932
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	10	9,616
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(c)	25	24,220
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	25	23,950
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	5	4,923
4.00%, 06/01/25 (Call 03/01/25)	5	4,950
4.25%, 11/15/23 (Call 08/15/23)	25	25,208
Hospitality Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	25	24,580
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	25	24,540
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/22)(c)	25	23,212
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	25	24,118
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	10	9,548
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	25	22,732
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	25	25,722
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	2	1,983
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	25	23,935
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	10	9,901
4.50%, 04/01/27 (Call 01/01/27)	5	4,860
5.25%, 01/15/26 (Call 10/15/25)	25	25,541
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	15	14,252
Realty Income Corp., 4.13%, 10/15/26 (Call 07/15/26)	25	25,286
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	5	4,821
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/01/19)	25	24,665
Simon Property Group LP, 3.38%, 10/01/24 (Call 07/01/24)	10	9,869
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 8.25%, 10/15/23 (Call 04/15/19)	25	23,592
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	5	4,662
3.50%, 02/01/25 (Call 11/01/24)	40	38,619
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	10	9,537
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	25	24,820

		711,775
Retail — 0.8%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 05/15/20)(c)	25	23,947
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)	10	10,240
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	5	4,875
3.00%, 05/18/27 (Call 02/18/27)	5	4,814
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	25	24,664
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/19)(c)	25	25,420
Home Depot Inc. (The)
2.80%, 09/14/27 (Call 06/14/27)	5	4,711
3.35%, 09/15/25 (Call 06/15/25)	40	39,755
3.75%, 02/15/24 (Call 11/15/23)	25	25,597
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(c)	25	25,008
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	25	25,098

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	$5	$4,796
3.38%, 09/15/25 (Call 06/15/25)	25	24,695
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	10	9,837
3.70%, 01/30/26 (Call 10/30/25)	25	24,906
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(c)	25	20,297
QVC Inc., 4.85%, 04/01/24	10	9,985
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	25	23,083
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)	25	24,524
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	5	4,756
3.80%, 11/18/24 (Call 08/18/24)	25	24,748
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	25	25,277

		411,033
Semiconductors — 0.4%
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	5	4,978
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 01/15/25 (Call 11/15/24)	5	4,631
3.50%, 01/15/28 (Call 10/15/27)	15	13,570
3.63%, 01/15/24 (Call 11/15/23)	5	4,851
3.88%, 01/15/27 (Call 10/15/26)	25	23,413
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	25	23,507
3.70%, 07/29/25 (Call 04/29/25)	5	5,066
Micron Technology Inc., 5.50%, 02/01/25 (Call 08/01/19)	25	25,944
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	25	23,960
3.25%, 05/20/27 (Call 02/20/27)	25	23,581
3.45%, 05/20/25 (Call 02/20/25)	5	4,868
Sensata Technologies BV, 5.00%, 10/01/25(c)	25	25,062
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	5	4,775
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	3	2,876

		191,082
Shipbuilding —0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	25	23,758

Software — 0.6%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	5	4,806
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	5	4,709
CDK Global Inc., 5.88%, 06/15/26 (Call 06/15/21)	10	10,286
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(c)	25	24,475
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	5	4,659
First Data Corp., 7.00%, 12/01/23 (Call 12/01/18)(c)	25	26,058
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	10	9,993
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	25	23,264
3.13%, 11/03/25 (Call 08/03/25)	25	24,616
3.30%, 02/06/27 (Call 11/06/26)	5	4,955
3.63%, 12/15/23 (Call 09/15/23)	50	51,070
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	25	23,967
2.65%, 07/15/26 (Call 04/15/26)	25	23,373
3.25%, 11/15/27 (Call 08/15/27)	25	24,261

	Par
Security	(000)	Value

Software (continued)
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/19)(c)	$30	$33,000
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	10	9,474

		302,966
Telecommunications — 1.5%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	25	23,807
3.80%, 03/01/24 (Call 01/01/24)	25	24,866
4.10%, 02/15/28 (Call 11/15/27)(c)	25	24,175
4.13%, 02/17/26 (Call 11/17/25)	25	24,705
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(f)	200	200,572
CenturyLink Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)	25	26,705
Cisco Systems Inc.
3.50%, 06/15/25	25	25,229
3.63%, 03/04/24	5	5,109
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(c)	25	25,548
Frontier Communications Corp.
8.50%, 04/01/26 (Call 04/01/21)(c)	25	23,563
11.00%, 09/15/25 (Call 06/15/25)	25	19,153
Hughes Satellite Systems Corp., 5.25%, 08/01/26	25	24,155
Intelsat Jackson Holdings SA, 8.00%, 02/15/24 (Call 02/15/19)(c)	25	26,298
Juniper Networks Inc., 4.50%, 03/15/24	10	10,215
Level 3 Financing Inc., 5.38%, 01/15/24 (Call 01/15/19)	25	25,038
Sprint Corp., 7.88%, 09/15/23	50	53,754
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)	25	23,555
6.50%, 01/15/26 (Call 01/15/21)	25	26,477
Verizon Communications Inc.
2.63%, 08/15/26	5	4,531
3.50%, 11/01/24 (Call 08/01/24)	40	39,542
4.13%, 03/16/27	25	25,125
5.15%, 09/15/23	25	26,817
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(c)	25	23,525
Vodafone Group PLC
4.13%, 05/30/25	25	25,002
4.38%, 05/30/28	25	24,815

		782,281
Textiles — 0.1%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	25	24,710

Toys, Games & Hobbies — 0.0%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(c)	25	24,474

Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	10	9,705
3.65%, 09/01/25 (Call 06/01/25)	25	25,241
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	20	19,478
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	10	9,596
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	5	4,763
3.80%, 03/01/28 (Call 12/01/27)	20	19,821
FedEx Corp., 3.20%, 02/01/25	25	24,436
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27(f)	200	197,654

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	$25	$23,479
3.75%, 07/15/25 (Call 05/15/25)	25	25,182

		359,355
Trucking & Leasing — 0.1%
Aviation Capital Group LLC, 4.88%, 10/01/25 (Call 07/01/25)(c)	25	25,711
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(c)	25	25,658
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (Call 08/15/26)(c)	25	23,555

		74,924

Total Corporate Bonds & Notes — 26.4% (Cost: $14,249,685)		13,971,883

Foreign Government Obligations(g)

Argentina — 0.2%
Argentine Republic Government International Bond, 7.50%, 04/22/26	150	123,782

Brazil — 0.3%
Brazilian Government International Bond, 4.63%, 01/13/28 (Call 10/13/27)(d)	200	177,448

Canada — 0.2%
Province of Alberta Canada, 3.30%, 03/15/28	45	44,879
Province of British Columbia Canada, 2.25%, 06/02/26	5	4,696
Province of Ontario Canada, 3.20%, 05/16/24	5	5,006
Province of Quebec Canada
2.75%, 04/12/27(d)	5	4,833
2.88%, 10/16/24	50	49,395

		108,809
Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 01/25/27(d)(f)	100	101,889

Indonesia — 0.4%
Indonesia Government International Bond, 3.85%, 07/18/27(f)	200	192,340

Italy — 0.1%
Republic of Italy Government International Bond, 6.88%, 09/27/23	30	32,945

Peru — 0.2%
Peruvian Government International Bond, 4.13%, 08/25/27	80	82,767

Philippines — 0.2%
Bangko Sentral ng Pilipinas Bond, 8.60%, 06/15/27	100	129,893

Russia — 0.4%
Russian Foreign Bond-Eurobond, 4.25%, 06/23/27(f)	200	190,800

South Africa — 0.2%
Republic of South Africa Government International Bond, 4.67%, 01/17/24	100	97,034

South Korea — 0.4%
Export-Import Bank of Korea, 2.38%, 04/21/27(d)	250	222,542

Supranational — 0.4%
Asian Development Bank
2.00%, 04/24/26	10	9,336
2.50%, 11/02/27	25	23,991

Security	Par (000)	Value

Supranational (continued)
2.63%, 01/12/27(d)	$5	$4,860
2.75%, 01/19/28(d)	20	19,610
European Investment Bank
1.88%, 02/10/25	5	4,680
2.13%, 04/13/26	25	23,551
2.38%, 05/24/27	35	33,316
3.25%, 01/29/24	5	5,075
Inter-American Development Bank
2.13%, 01/15/25	25	23,820
2.38%, 07/07/27	5	4,761
3.00%, 02/21/24	25	25,088
International Bank for Reconstruction & Development
2.13%, 03/03/25	25	23,826
2.50%, 07/29/25	25	24,325

		226,239
Turkey — 0.2%
Turkey Government International Bond, 7.38%, 02/05/25	100	91,260

Ukraine — 0.3%
Ukraine Government International Bond, 7.75%, 09/01/25(f)	150	140,969

Venezuela — 0.0%
Venezuela Government International Bond
7.65%, 04/21/25(f)(h)	15	3,649
9.25%, 05/07/28(f)(h)	40	9,752

		13,401

Total Foreign Government Obligations — 3.7% (Cost: $2,043,486)		1,932,118

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 48.4%
Federal Home Loan Mortgage Corp. 2.50%, 01/01/33	25	24,310
2.50%, 09/01/48(i)	10	9,362
3.00%, 09/01/33(i)	200	198,408
3.00%, 08/01/46	204	197,522
3.00%, 09/01/46	101	98,648
3.00%, 12/01/46	86	82,824
3.00%, 01/01/47	102	99,112
3.00%, 02/01/47	308	298,509
3.00%, 06/01/47	155	150,045
3.00%, 08/01/47	36	34,837
3.00%, 09/01/48(i)	329	318,385
3.50%, 09/01/33(i)	100	101,092
3.50%, 04/01/47	201	200,147
3.50%, 07/01/47	82	81,615
3.50%, 08/01/47	24	23,524
3.50%, 09/01/47	363	361,113
3.50%, 12/01/47	24	23,751
3.50%, 02/01/48	190	188,785
3.50%, 03/01/48	42	42,265
3.50%, 05/01/48	103	102,081
3.50%, 09/01/48(i)	2,841	2,826,018
4.00%, 02/01/46	351	359,045
4.00%, 01/01/48	141	143,588
4.00%, 06/01/48	74	75,994
4.00%, 09/01/48(i)	445	453,344
4.50%, 09/01/48(i)	450	467,552
5.00%, 12/01/41	644	688,179

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/48	$78	$82,783
5.00%, 07/01/48	90	94,970
Federal National Mortgage Association
2.50%, 09/01/48(i)	80	74,934
3.00%, 02/01/31	25	25,126
3.00%, 06/01/32	24	23,950
3.00%, 11/01/32	24	24,218
3.00%, 12/01/32	25	24,373
3.00%, 01/01/33	25	25,238
3.00%, 02/01/33	24	24,047
3.00%, 09/01/33(i)	123	122,282
3.00%, 05/01/45	71	69,105
3.00%, 08/01/46	74	72,161
3.00%, 11/01/46	50	47,553
3.00%, 12/01/46	120	116,384
3.00%, 01/01/47	103	100,201
3.00%, 02/01/47	687	665,797
3.00%, 03/01/47	435	421,648
3.00%, 07/01/47	177	171,237
3.00%, 08/01/47	25	24,217
3.00%, 09/01/48(i)	56	54,196
3.50%, 03/01/33	25	25,808
3.50%, 04/01/33	50	50,625
3.50%, 05/01/33	26	26,128
3.50%, 09/01/33(i)	97	98,053
3.50%, 02/01/45	31	31,126
3.50%, 01/01/46	40	40,204
3.50%, 07/01/46	20	20,278
3.50%, 08/01/46	958	955,343
3.50%, 12/01/46	165	164,760
3.50%, 01/01/47	114	113,650
3.50%, 02/01/47	93	92,478
3.50%, 05/01/47	46	45,771
3.50%, 11/01/47	25	25,331
3.50%, 01/01/48	53	52,667
3.50%, 02/01/48	541	538,870
3.50%, 04/01/48	49	49,164
3.50%, 05/01/48	27	27,494
3.50%, 09/01/48(i)	260	258,573
4.00%, 05/01/33	37	37,924
4.00%, 06/01/33	37	38,092
4.00%, 07/01/33	28	29,169
4.00%, 09/01/33(i)	45	46,058
4.00%, 06/01/38	35	35,888
4.00%, 07/01/46	1,221	1,246,242
4.00%, 10/01/47	129	132,805
4.00%, 01/01/48	205	208,997
4.00%, 09/01/48(i)	567	577,344
4.50%, 01/01/44	428	446,223
4.50%, 02/01/46	55	57,644
4.50%, 03/01/48	42	43,687
4.50%, 06/01/48	36	37,452
4.50%, 09/01/48(i)	492	510,905
5.00%, 03/01/48	23	24,650
5.00%, 04/01/48	97	103,114
5.00%, 05/01/48	41	43,982
5.00%, 09/01/48(i)	219	231,578
5.50%, 01/01/47	37	40,501

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25	$88	$86,538
Series K056, Class A2, 2.53%, 05/25/26	35	33,260
Series K066, Class A2, 3.12%, 06/25/27	100	98,096
Series K078, Class A2, 3.85%, 06/25/28	100	103,292
Government National Mortgage Association
2.50%, 09/01/48(i)	70	66,354
3.00%, 05/20/45	333	326,943
3.00%, 10/20/45	29	28,115
3.00%, 02/20/46	98	96,711
3.00%, 05/20/46	76	74,675
3.00%, 06/20/46	97	94,671
3.00%, 07/20/46	81	79,162
3.00%, 08/20/46	434	425,360
3.00%, 09/20/46	254	249,509
3.00%, 12/20/46	129	126,749
3.00%, 02/20/47	74	72,704
3.00%, 09/01/48(i)	1,478	1,445,784
3.50%, 11/20/45	176	177,550
3.50%, 12/20/45	17	16,957
3.50%, 03/20/46	211	211,991
3.50%, 04/20/46	98	98,409
3.50%, 06/20/46	360	362,483
3.50%, 10/20/46	1,193	1,199,609
3.50%, 12/20/46	82	81,997
3.50%, 01/20/47	24	24,051
3.50%, 02/20/47	63	63,531
3.50%, 03/20/47	72	72,562
3.50%, 12/15/47	94	94,565
3.50%, 04/20/48	141	141,093
4.00%, 03/20/48	231	236,289
4.00%, 05/20/48	210	214,818
4.00%, 09/01/48(i)	1,955	2,002,271
4.50%, 10/20/46	170	177,456
4.50%, 04/20/48	108	112,538
4.50%, 08/20/48	28	29,121
4.50%, 09/01/48(i)	338	351,304
5.00%, 08/20/48	25	26,297

		25,525,868
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks, 2.75%, 12/13/24	50	49,386
Federal National Mortgage Association, 2.13%, 04/24/26	125	117,900

		167,286
U.S. Government Obligations — 18.2%
U.S. Treasury Note/Bond
1.38%, 08/31/23	300	280,958
1.38%, 09/30/23	150	140,299
1.50%, 08/15/26	125	113,257
1.63%, 10/31/23	50	47,312
1.63%, 05/15/26	300	275,308
2.00%, 04/30/24	375	359,966
2.00%, 02/15/25	300	285,894
2.00%, 08/15/25	250	237,246
2.00%, 11/15/26	175	164,376
2.25%, 12/31/23	300	292,512
2.25%, 01/31/24	300	292,350
2.25%, 10/31/24	2,000	1,939,718
2.25%, 11/15/24	150	145,401
2.25%, 12/31/24	600	581,293

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
2.25%, 11/15/25	$180	$173,421
2.25%, 02/15/27	475	454,132
2.25%, 08/15/27	850	809,860
2.38%, 08/15/24	300	293,298
2.38%, 05/15/27	175	168,795
2.63%, 03/31/25	1,200	1,187,620
2.75%, 11/15/23	300	300,055
2.75%, 02/15/28	250	247,771
6.00%, 02/15/26	100	121,469
6.50%, 11/15/26	60	76,134
6.63%, 02/15/27	350	449,863
6.75%, 08/15/26	150	191,946

		9,630,254

Total U.S. Government & Agency Obligations — 66.9% (Cost: $35,742,952)		35,323,408

Short-Term Investments

Money Market Funds — 21.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.15%(e)(j)	10,745	10,748,593
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(e)(j)(k)	796	795,875

		11,544,468

Total Short-Term Investments — 21.8% (Cost: $11,543,215)		11,544,468

Total Investments in Securities — 120.6% (Cost: $64,531,734)		63,700,377

Other Assets, Less Liabilities — (20.6)%		(10,891,305)

Net Assets — 100.0%		$52,809,072

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Investments are denominated in U.S. dollars.
(h)	Issuer is in default of interest payments.
(i)	TBA transaction.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Par/Shares					Par/Shares					Change in
	Held at	Par/Shares		Par/Shares		Held at				Net	Unrealized
	02/28/18	Purchased		Sold		08/31/18	Value at			Realized	Appreciation
Affiliated Issuer	(000)	(000)		(000)		(000)	08/31/18	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,015	—		(1,270	)(b)	10,745	$10,748,593	$110,828		$(1,504)	$3,150
BlackRock Cash Funds: Treasury, SL Agency Shares	490	306	(b)	—		796	795,875	864	(c)	—	—
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	5	—		—		5	4,796	82		—	(15)
3.90%, 04/29/24	15	—		—		15	15,051	230		—	(187)

							$11,564,315	$112,004		$(1,504)	$2,948

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
August 31, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$928,500	$—	$928,500
Corporate Bonds & Notes	—	13,971,883	—	13,971,883
Foreign Government Obligations	—	1,932,118	—	1,932,118
U.S. Government & Agency Obligations	—	35,323,408	—	35,323,408
Money Market Funds	11,544,468	—	—	11,544,468

	$11,544,468	$52,155,909	$—	$63,700,377

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
WPP Finance 2010
5.13%, 09/07/42	$10	$9,807
5.63%, 11/15/43	15	15,705

		25,512
Aerospace & Defense — 1.0%
Arconic Inc., 5.95%, 02/01/37	30	29,890
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	25	25,893
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	10	9,120
3.55%, 03/01/38 (Call 09/01/37)	175	169,181
3.65%, 03/01/47 (Call 09/01/46)	10	9,518
5.88%, 02/15/40	10	12,660
6.13%, 02/15/33	50	62,717
6.88%, 03/15/39	10	13,914
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)	26	25,030
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	15	15,453
5.05%, 04/27/45 (Call 10/27/44)	75	79,186
6.15%, 12/15/40	10	11,845
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)	100	105,149
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	35	32,910
3.80%, 03/01/45 (Call 09/01/44)	58	54,102
4.07%, 12/15/42	100	97,475
4.09%, 09/15/52 (Call 03/15/52)	15	14,351
4.50%, 05/15/36 (Call 11/15/35)	45	47,060
4.70%, 05/15/46 (Call 11/15/45)	157	167,230
Series B, 6.15%, 09/01/36	50	61,635
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	125	114,624
4.03%, 10/15/47 (Call 04/15/47)	113	105,893
4.75%, 06/01/43	3	3,133
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	33,399
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	10	10,465
4.70%, 12/15/41	10	11,149
4.88%, 10/15/40	26	29,560
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	59	57,286
4.80%, 12/15/43 (Call 06/15/43)	65	67,261
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	105	93,042
4.15%, 05/15/45 (Call 11/16/44)	125	118,429
4.45%, 11/16/38 (Call 05/16/38)	50	49,613
4.50%, 06/01/42	279	276,796
5.40%, 05/01/35	25	27,540
6.05%, 06/01/36	25	29,353
6.13%, 07/15/38	17	20,120
7.50%, 09/15/29	25	32,087

		2,124,069
Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	75	66,716
4.25%, 08/09/42	63	59,223
4.50%, 05/02/43	30	29,204
5.38%, 01/31/44	117	127,585

Security	Par (000)	Value

Agriculture (continued)
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	$50	$46,444
4.02%, 04/16/43	110	106,962
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)(a)	122	113,840
4.54%, 08/15/47 (Call 02/15/47)(a)	169	156,475
Philip Morris International Inc.
3.88%, 08/21/42	44	40,114
4.13%, 03/04/43	80	75,251
4.25%, 11/10/44	80	76,722
4.38%, 11/15/41	60	58,626
4.50%, 03/20/42	75	74,522
4.88%, 11/15/43	35	36,328
6.38%, 05/16/38	15	18,265
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	100	106,913
5.85%, 08/15/45 (Call 02/12/45)	75	81,910
6.15%, 09/15/43	35	39,477
7.25%, 06/15/37	51	64,017

		1,378,594
Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	20	17,873
3.63%, 05/01/43 (Call 11/01/42)	25	23,592
3.88%, 11/01/45 (Call 05/01/45)	47	45,793
VF Corp., 6.45%, 11/01/37	26	33,343

		120,601
Auto Manufacturers — 0.4%
Daimler Finance North America LLC, 8.50%, 01/18/31	108	152,637
Ford Motor Co.
4.75%, 01/15/43	180	149,053
5.29%, 12/08/46 (Call 06/08/46)	50	44,495
7.40%, 11/01/46	25	28,100
7.45%, 07/16/31	60	66,296
General Motors Co.
5.00%, 04/01/35	103	97,372
5.15%, 04/01/38 (Call 10/01/37)	110	104,099
5.20%, 04/01/45	85	78,256
6.25%, 10/02/43	63	65,388
6.60%, 04/01/36 (Call 10/01/35)	31	33,320
6.75%, 04/01/46 (Call 10/01/45)	53	58,253

		877,269
Auto Parts & Equiptment — 0.0%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)	25	22,889
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	50	48,153

		71,042
Banks — 4.3%
Bank of America Corp.
4.24%, 04/24/38 (Call 04/24/37)(b)(c)	231	227,614
4.44%, 01/20/48 (Call 01/20/47)(b)(c)	130	130,400
4.88%, 04/01/44	20	21,160
5.00%, 01/21/44	151	162,579
5.88%, 02/07/42	35	41,976
6.11%, 01/29/37	125	144,831
7.75%, 05/14/38	100	135,899
Series L, 4.75%, 04/21/45	65	66,202
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	80	74,217
3.30%, 08/23/29 (Call 05/23/29)	95	89,963

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Barclays PLC, 4.95%, 01/10/47	$200	$189,098
BNP Paribas SA, 7.20%, (Call 06/25/37)(a)(b)(c)(d)	100	104,351
Citigroup Inc.
4.28%, 04/24/48 (Call 10/24/47)(b)(c)	67	64,849
4.65%, 07/30/45	67	67,994
4.75%, 05/18/46	150	148,221
5.30%, 05/06/44	114	121,478
6.13%, 08/25/36	100	114,814
6.63%, 06/15/32	88	104,774
6.68%, 09/13/43	20	24,872
8.13%, 07/15/39	150	217,011
Commonwealth Bank of Australia, 3.90%, 07/12/47(a)	175	166,610
Cooperatieve Rabobank UA
5.25%, 05/24/41	50	57,338
5.25%, 08/04/45	250	267,827
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	123,569
Fifth Third Bancorp., 8.25%, 03/01/38	77	106,441
Goldman Sachs Capital I, 6.35%, 02/15/34	170	200,270
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(b)(c)	65	60,581
4.75%, 10/21/45 (Call 04/21/45)	100	101,784
4.80%, 07/08/44 (Call 01/08/44)	115	117,827
5.15%, 05/22/45	140	143,416
6.13%, 02/15/33	125	144,878
6.25%, 02/01/41	180	217,114
6.45%, 05/01/36	25	29,510
6.75%, 10/01/37	263	318,298
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30)(a)(b)(c)(d)	50	74,887
HSBC Holdings PLC
6.10%, 01/14/42	115	140,670
6.50%, 05/02/36	100	119,382
6.50%, 09/15/37	215	257,613
6.80%, 06/01/38	150	185,853
JPMorgan Chase &Co.
3.88%, 07/24/38 (Call 07/24/37)(b)(c)	196	184,240
3.90%, 01/23/49 (Call 01/23/48)(b)(c)	50	45,850
3.96%, 11/15/48 (Call 11/15/47)(b)(c)	125	116,163
4.03%, 07/24/48 (Call 07/24/47)(b)(c)	90	83,954
4.26%, 02/22/48 (Call 02/22/47)(b)(c)	150	145,113
4.85%, 02/01/44	50	53,078
4.95%, 06/01/45	125	132,310
5.40%, 01/06/42	5	5,670
5.50%, 10/15/40	100	113,904
5.60%, 07/15/41	12	13,925
5.63%, 08/16/43	104	117,732
6.40%, 05/15/38	160	201,235
KfW
0.00%, 04/18/36(e)	150	86,633
0.00%, 06/29/37(e)	202	112,445
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	204,088
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(b)(c)	140	131,704
4.30%, 01/27/45	160	154,437
4.38%, 01/22/47	100	97,955
6.38%, 07/24/42	133	165,824
7.25%, 04/01/32	79	101,150
RBS Capital Trust II, 6.43%, (Call 01/03/34)(b)(c)(d)	25	29,492
Regions Financial Corp., 7.38%, 12/10/37	25	32,513

Security	Par (000)	Value

Banks (continued)
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(b)(c)(d)	$50	$62,609
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	211,822
Wachovia Corp., 5.50%, 08/01/35	40	43,850
Wells Fargo &Co.
3.90%, 05/01/45	109	102,024
4.65%, 11/04/44	175	171,463
4.75%, 12/07/46	5	5,000
4.90%, 11/17/45	170	172,252
5.38%, 02/07/35	41	46,385
5.38%, 11/02/43	175	188,191
5.61%, 01/15/44	150	167,233
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	318,580

		8,904,995
Beverages — 1.4%
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	10	9,092
4.63%, 02/01/44	138	136,223
4.70%, 02/01/36 (Call 08/01/35)	250	254,027
4.90%, 02/01/46 (Call 08/01/45)	310	318,153
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	70	62,118
4.44%, 10/06/48 (Call 04/06/48)	251	242,737
4.60%, 04/15/48 (Call 10/15/47)	275	270,847
5.88%, 06/15/35	75	85,684
8.20%, 01/15/39	280	401,954
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	50	53,649
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)	60	52,805
4.50%, 05/09/47 (Call 11/09/46)	25	23,430
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	25	24,618
5.88%, 09/30/36	35	42,184
Diageo Investment Corp., 4.25%, 05/11/42	77	79,114
Heineken NV, 4.35%, 03/29/47 (Call 09/29/46)(a)	25	25,115
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	100	92,558
4.50%, 11/15/45 (Call 08/15/45)	10	9,303
5.09%, 05/25/48 (Call 11/25/47)(a)	30	30,701
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	120	107,374
5.00%, 05/01/42	89	89,940
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	175	159,080
3.60%, 08/13/42	75	69,701
4.00%, 03/05/42	10	9,887
4.00%, 05/02/47 (Call 11/02/46)(f)	94	93,343
4.25%, 10/22/44 (Call 04/22/44)	25	25,650
4.60%, 07/17/45 (Call 01/17/45)	25	27,155
4.88%, 11/01/40	18	19,896
5.50%, 01/15/40	50	59,951

		2,876,289
Biotechnology — 0.9%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	165	158,704
4.66%, 06/15/51 (Call 12/15/50)	300	297,138
5.15%, 11/15/41 (Call 05/15/41)	100	105,639
5.65%, 06/15/42 (Call 12/15/41)	50	55,635
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	75	82,028

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	$119	$127,700
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	150	137,376
4.63%, 05/15/44 (Call 11/15/43)	105	99,468
5.00%, 08/15/45 (Call 02/15/45)	113	112,329
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	7	6,788
4.15%, 03/01/47 (Call 09/01/46)	160	153,523
4.50%, 02/01/45 (Call 08/01/44)	100	100,818
4.60%, 09/01/35 (Call 03/01/35)	55	57,132
4.75%, 03/01/46 (Call 09/01/45)	125	130,211
4.80%, 04/01/44 (Call 10/01/43)	70	73,217
5.65%, 12/01/41 (Call 06/01/41)	58	67,123

		1,764,829
Building Materials — 0.3%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	39,186
4.63%, 07/02/44 (Call 01/02/44)(g)	25	24,850
4.95%, 07/02/64 (Call 01/02/64)(g)	25	24,073
5.13%, 09/14/45 (Call 03/14/45)	35	37,326
Lafarge SA, 7.13%, 07/15/36	60	73,884
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	55	48,463
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	20	17,713
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	35	28,971
7.00%, 12/01/36	29	33,571
Votorantim Cimentos SA, 7.25%, 04/05/41(h)	200	197,314
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	20	18,228

		543,579
Chemicals — 0.8%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	50	45,801
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	25	26,331
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	26,065
CF Industries Inc.
4.95%, 06/01/43	50	43,873
5.15%, 03/15/34	35	33,066
5.38%, 03/15/44	50	45,695
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	15	14,509
4.38%, 11/15/42 (Call 05/15/42)	127	120,523
4.63%, 10/01/44 (Call 04/01/44)	10	9,930
5.25%, 11/15/41 (Call 08/15/41)	13	13,841
7.38%, 11/01/29	130	163,908
9.40%, 05/15/39	31	47,636
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	74	72,601
4.80%, 09/01/42 (Call 03/01/42)	20	19,956
EI du Pont de Nemours &Co.
4.15%, 02/15/43	46	43,328
4.90%, 01/15/41	10	10,401
5.60%, 12/15/36	10	11,262
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	35	32,144
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	98	98,718
5.25%, 07/15/43	78	81,756
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	25	24,324

Security	Par (000)	Value

Chemicals (continued)
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	$10	$10,247
5.63%, 11/15/43 (Call 05/15/43)	60	61,411
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	25	23,318
4.90%, 06/01/43 (Call 12/01/42)	50	50,068
5.25%, 01/15/45 (Call 07/15/44)	20	21,040
5.63%, 12/01/40	21	23,003
6.13%, 01/15/41 (Call 07/15/40)	50	57,067
OCP SA, 6.88%, 04/25/44(h)	200	217,904
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)	25	24,037
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	10	9,419
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	25	22,373
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	75	67,470
4.50%, 06/01/47 (Call 12/01/46)	60	58,124
4.55%, 08/01/45 (Call 02/01/45)	10	9,773
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	46,025
5.00%, 08/15/46 (Call 02/15/46)	40	40,726

		1,727,673
Commercial Services — 0.7%
ADT Corp. (The), 4.88%, 07/15/32(a)	56	45,475
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	17	18,104
DP World Ltd., 6.85%, 07/02/37(a)	200	235,296
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	87	84,070
5.50%, 12/08/41	20	23,634
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	125	114,877
5.63%, 03/15/42(a)	10	11,057
7.00%, 10/15/37(a)	85	107,294
George Washington University (The), 4.87%, 09/15/45	25	28,213
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	75	75,902
Massachusetts Institute of Technology
3.96%, 07/01/38	75	76,471
4.68%, 07/01/14	55	60,101
5.60%, 07/01/11	5	6,505
President and Fellows of Harvard College, 4.88%, 10/15/40	105	122,390
Princeton University, 5.70%, 03/01/39	35	44,600
S&P Global Inc., 4.50%, 05/15/48 (Call 11/15/47)	25	25,554
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	175	163,609
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	10	10,543
Western Union Co. (The), 6.20%, 11/17/36	26	25,994
William Marsh Rice University, 3.57%, 05/15/45	165	155,828

		1,435,517
Computers — 0.9%
Apple Inc.
3.45%, 02/09/45	85	77,262
3.75%, 11/13/47 (Call 05/13/47)	10	9,486
3.85%, 05/04/43	245	238,152
3.85%, 08/04/46 (Call 02/04/46)	20	19,317
4.25%, 02/09/47 (Call 08/09/46)	85	87,400
4.38%, 05/13/45	95	99,454
4.45%, 05/06/44	135	143,432
4.50%, 02/23/36 (Call 08/23/35)	60	65,326
4.65%, 02/23/46 (Call 08/23/45)	280	306,513

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Dell Inc.
5.40%, 09/10/40	$25	$21,890
6.50%, 04/15/38	25	24,635
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	75	88,562
8.35%, 07/15/46 (Call 01/15/46)(a)	135	166,313
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	28	29,153
6.35%, 10/15/45 (Call 04/15/45)	90	92,982
HP Inc., 6.00%, 09/15/41	75	77,938
International Business Machines Corp.
4.00%, 06/20/42	79	77,610
4.70%, 02/19/46(f)	100	109,966
5.60%, 11/30/39	50	59,733
Leidos Holdings Inc., Series 1, 5.95%, 12/01/40 (Call 06/01/40)	25	23,656
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	25	22,690

		1,841,470
Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.95%, 03/15/43	25	20,833
Colgate-Palmolive Co., 4.00%, 08/15/45	70	70,284
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	10	10,228
4.38%, 06/15/45 (Call 12/15/44)	25	26,304
Procter & Gamble Co. (The), 3.50%, 10/25/47	75	70,492
Unilever Capital Corp., 5.90%, 11/15/32	156	192,601

		390,742
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	125	116,118
4.20%, 05/15/47 (Call 11/15/46)	10	10,030
4.60%, 06/15/45 (Call 12/15/44)	25	26,566

		152,714
Diversified Financial Services — 1.0%
Ally Financial Inc. 8.00%, 11/01/31	150	183,677
American Express Co., 4.05%, 12/03/42	75	74,402
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44(a)	25	25,870
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	35	33,759
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	60	62,131
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	52	61,443
Credit Suisse USA Inc., 7.13%, 07/15/32	50	64,460
FMR LLC, 7.57%, 06/15/29(a)	100	130,543
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	650	626,678
Intercontinental Exchange Inc., 4.25%, 09/21/48 (Call 03/21/48)	25	24,968
Invesco Finance PLC, 5.38%, 11/30/43	10	11,314
Jefferies Group LLC
6.25%, 01/15/36	60	62,163
6.50%, 01/20/43	25	26,158
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	35	31,887
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	35	37,028
Legg Mason Inc., 5.63%, 01/15/44	70	71,850
Mastercard Inc.
3.80%, 11/21/46 (Call 05/21/46)	70	68,858
3.95%, 02/26/48 (Call 08/26/47)	10	10,106

Security	Par (000)	Value

Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp., Series C, 8.00%, 03/01/32	$26	$36,344
Navient Corp., 5.63%, 08/01/33	25	21,125
Raymond James Financial Inc., 4.95%, 07/15/46	100	103,136
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	160	168,222
4.30%, 12/14/45 (Call 06/14/45)	190	200,953

		2,137,075
Electric — 6.1%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	125	149,009
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	10	9,392
4.15%, 08/15/44 (Call 02/15/44)	50	49,792
4.30%, 01/02/46 (Call 07/02/45)	10	10,259
6.00%, 03/01/39	100	124,020
Series A, 4.30%, 07/15/48 (Call 01/15/48)	25	25,425
Series B, 3.70%, 12/01/47 (Call 06/01/47)	150	139,012
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	125	117,880
4.15%, 03/15/46 (Call 09/15/45)	10	10,107
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	10	10,305
7.00%, 04/01/38	21	28,078
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	10	9,430
4.35%, 11/15/45 (Call 05/15/45)	40	40,986
4.50%, 04/01/42 (Call 10/01/41)	26	27,292
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	75	68,797
4.50%, 02/01/45 (Call 08/01/44)	103	104,296
5.15%, 11/15/43 (Call 05/15/43)	50	55,331
6.13%, 04/01/36	235	286,007
Black Hills Corp., 4.35%, 05/01/33 (Call 02/01/33)	25	25,107
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	105	103,643
4.50%, 04/01/44 (Call 10/01/43)	50	53,564
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	40	43,327
Comision Federal de Electricidad, 6.13%, 06/16/45(h)	200	208,622
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	100	93,172
3.70%, 03/01/45 (Call 09/01/44)	125	117,910
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	25	26,229
Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	10,224
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	25	23,773
4.45%, 03/15/44 (Call 09/15/43)	78	81,043
4.50%, 12/01/45 (Call 06/01/45)	40	41,821
4.50%, 05/15/58 (Call 11/15/57)	100	101,095
4.63%, 12/01/54 (Call 06/01/54)	100	103,834
5.50%, 12/01/39	10	11,687
6.30%, 08/15/37	10	12,713
Series 06-A, 5.85%, 03/15/36	10	12,000
Series 08-B, 6.75%, 04/01/38	30	39,979
Series C, 4.00%, 11/15/57 (Call 05/15/57)	75	70,153
Consumers Energy Co., 4.05%, 05/15/48 (Call 11/15/47)	100	100,923
Dominion Energy Inc.
6.30%, 03/15/33	25	29,698
7.00%, 06/15/38	50	63,827
Series B, 5.95%, 06/15/35	110	124,974

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 4.90%, 08/01/41 (Call 02/01/41)	$50	$52,317
Series F, 5.25%, 08/01/33	60	64,684
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	125	118,295
4.05%, 05/15/48 (Call 11/15/47)	25	25,110
4.30%, 07/01/44 (Call 01/01/44)	50	51,781
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	9,897
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	25	23,384
3.75%, 06/01/45 (Call 12/01/44)	25	23,576
3.88%, 03/15/46 (Call 09/15/45)	25	24,043
4.25%, 12/15/41 (Call 06/15/41)	30	30,749
5.30%, 02/15/40	3	3,487
6.10%, 06/01/37	18	22,201
Series A, 6.00%, 12/01/28	25	29,531
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	143	128,733
3.95%, 08/15/47 (Call 02/15/47)	25	23,331
4.80%, 12/15/45 (Call 06/15/45)	50	52,629
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	25	22,214
3.85%, 11/15/42 (Call 05/15/42)	25	24,099
5.65%, 04/01/40	10	12,033
6.40%, 06/15/38	53	68,530
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	35	32,915
6.12%, 10/15/35	50	60,908
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	9,344
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	25	22,869
3.70%, 10/15/46 (Call 04/15/46)	125	116,641
4.10%, 03/15/43 (Call 09/15/42)	25	24,913
4.20%, 08/15/45 (Call 02/15/45)	60	60,717
4.38%, 03/30/44 (Call 09/30/43)	25	26,025
6.30%, 04/01/38	150	191,130
E.ON International Finance BV, 6.65%, 04/30/38(a)	50	61,694
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	50	51,797
4.88%, 01/22/44(a)	75	77,297
5.25%, 10/13/55 (Call 04/13/55)(a)	50	52,080
6.00%, 01/22/14(a)	55	57,551
6.95%, 01/26/39(a)	100	129,249
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	70	70,138
Enel Finance International NV
6.00%, 10/07/39(a)	100	113,354
6.80%, 09/15/37(a)	150	183,169
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	10	9,262
4.20%, 09/01/48 (Call 03/01/48)	25	25,330
4.95%, 01/15/45 (Call 01/15/25)	50	50,881
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	100	99,210
5.10%, 06/15/45 (Call 12/15/44)	65	69,278
5.63%, 06/15/35	100	113,623
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	35	36,150
6.25%, 10/01/39	100	108,261
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	10	10,295
Series C, 7.38%, 11/15/31	200	259,828

Security	Par (000)	Value

Electric (continued)
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (Call 01/15/44)(a)	$75	$83,950
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	75	71,463
4.05%, 06/01/42 (Call 12/01/41)	100	101,598
4.05%, 10/01/44 (Call 04/01/44)	35	35,334
4.13%, 02/01/42 (Call 08/01/41)	25	25,603
4.13%, 06/01/48 (Call 12/01/47)	50	51,307
5.63%, 04/01/34	25	29,288
5.69%, 03/01/40	25	30,796
5.95%, 02/01/38	75	93,489
5.96%, 04/01/39	50	63,459
Georgia Power Co.
4.30%, 03/15/42	65	63,001
Series 10-C, 4.75%, 09/01/40	85	87,167
Great River Energy, 6.25%, 07/01/38(a)	46	55,844
Hydro-Quebec, 9.38%, 04/15/30	50	76,262
Iberdrola International BV, 6.75%, 07/15/36	25	30,517
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	200	210,064
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	26	25,133
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	25	23,349
6.25%, 07/15/39	25	32,012
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	9,602
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	35	34,609
4.20%, 03/15/48 (Call 09/15/47)	25	24,611
5.30%, 10/01/41 (Call 04/01/41)	16	18,120
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	24,226
5.90%, 11/15/39(a)	25	30,478
MidAmerican Energy Co.
3.95%, 08/01/47 (Call 02/01/47)	50	49,052
4.25%, 05/01/46 (Call 11/01/45)	60	61,772
Minejesa Capital BV, 5.63%, 08/10/37(h)	200	184,730
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	35	41,594
National Grid USA, 5.80%, 04/01/35	25	29,095
Nevada Power Co., Series R, 6.75%, 07/01/37	10	13,131
Niagara Mohawk Power Corp.
4.12%, 11/28/42(a)	125	123,914
4.28%, 10/01/34 (Call 04/01/34)(a)	25	25,625
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	26	23,877
3.60%, 05/15/46 (Call 11/15/45)	150	139,926
4.13%, 05/15/44 (Call 11/15/43)	125	126,709
NSTAR Electric Co., 4.40%, 03/01/44 (Call 09/01/43)	35	36,813
Oglethorpe Power Corp.
5.25%, 09/01/50	10	10,881
5.38%, 11/01/40	10	11,275
5.95%, 11/01/39	100	120,697
Ohio Power Co., 4.15%, 04/01/48 (Call 10/01/47)	50	50,580
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	25	23,945
5.30%, 06/01/42 (Call 12/01/41)	145	169,799
7.25%, 01/15/33	50	67,950

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	$25	$21,572
4.00%, 12/01/46 (Call 06/01/46)	50	44,508
4.25%, 03/15/46 (Call 09/15/45)	10	9,237
4.45%, 04/15/42 (Call 10/15/41)	41	38,761
4.60%, 06/15/43 (Call 12/15/42)	25	23,945
4.75%, 02/15/44 (Call 08/15/43)	100	98,487
5.13%, 11/15/43 (Call 05/15/43)	25	25,891
5.40%, 01/15/40	66	70,251
5.80%, 03/01/37	53	58,580
6.05%, 03/01/34	162	181,678
6.25%, 03/01/39	25	28,287
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	25	24,971
6.00%, 01/15/39	60	75,159
6.25%, 10/15/37	50	63,694
PECO Energy Co., 3.70%, 09/15/47 (Call 03/15/47)	25	23,638
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	20	20,136
6.50%, 11/15/37	100	129,307
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	15	15,258
5.00%, 03/15/44 (Call 09/15/43)	50	53,230
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	60	58,946
4.15%, 10/01/45 (Call 04/01/45)	15	15,177
4.75%, 07/15/43 (Call 01/15/43)	125	137,457
Progress Energy Inc.
6.00%, 12/01/39	25	30,638
7.00%, 10/30/31	10	12,711
7.75%, 03/01/31	105	139,937
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	47,082
4.10%, 06/15/48 (Call 12/15/47)	25	25,386
4.30%, 03/15/44 (Call 09/15/43)	20	20,724
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	100	93,543
3.65%, 09/01/42 (Call 03/01/42)	10	9,499
3.80%, 03/01/46 (Call 09/01/45)	10	9,669
3.95%, 05/01/42 (Call 11/01/41)	100	99,516
Puget Sound Energy Inc.
4.22%, 06/15/48 (Call 12/15/47)	30	30,854
4.30%, 05/20/45 (Call 11/20/44)	15	15,540
5.64%, 04/15/41 (Call 10/15/40)	16	19,380
5.76%, 10/01/39	25	30,513
5.80%, 03/15/40	10	12,364
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	25	24,933
4.50%, 08/15/40	75	78,247
6.00%, 06/01/39	25	30,834
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(h)	200	196,830
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(h)	300	310,665
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	50	46,068
4.00%, 02/01/48 (Call 08/01/47)	25	22,772
6.00%, 10/15/39	100	117,279
South Carolina Electric &Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	24,431
4.50%, 06/01/64 (Call 12/01/63)	25	23,573
4.60%, 06/15/43 (Call 12/15/42)	10	10,130

Security	Par (000)	Value

Electric (continued)
5.10%, 06/01/65 (Call 12/01/64)	$75	$76,789
6.05%, 01/15/38	26	29,725
6.63%, 02/01/32	10	11,949
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	154	147,389
4.05%, 03/15/42 (Call 09/15/41)	41	39,568
4.65%, 10/01/43 (Call 04/01/43)	55	57,775
6.05%, 03/15/39	75	90,933
6.65%, 04/01/29	25	29,835
Series 05-E, 5.35%, 07/15/35	20	22,180
Series 08-A, 5.95%, 02/01/38	41	48,907
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	35	32,803
Series C, 3.60%, 02/01/45 (Call 08/01/44)	25	22,505
Southern Co. (The), 4.25%, 07/01/36 (Call 01/01/36)	50	48,540
Southern Power Co., 5.15%, 09/15/41	25	25,648
Southwestern Electric Power Co., 3.90%, 04/01/45 (Call 10/01/44)	10	9,369
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	204,016
Talen Energy Supply LLC, 6.00%, 12/15/36	25	12,495
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	25	24,817
4.35%, 05/15/44 (Call 11/15/43)	25	25,260
Toledo Edison Co. (The), 6.15%, 05/15/37	10	12,266
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	10	11,802
Union Electric Co.
3.65%, 04/15/45 (Call 10/15/44)	50	46,680
3.90%, 09/15/42 (Call 03/15/42)	25	24,457
5.30%, 08/01/37	10	11,402
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	10	9,951
4.45%, 02/15/44 (Call 08/15/43)	50	51,979
8.88%, 11/15/38	25	39,039
Series B, 6.00%, 01/15/36	75	90,840
Series C, 4.00%, 11/15/46 (Call 05/15/46)	75	72,910
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	25	25,071
4.13%, 03/01/42 (Call 09/01/41)	26	26,092
Wisconsin Power & Light Co., 6.38%, 08/15/37	25	31,832
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	10	11,059
Xcel Energy Inc., 6.50%, 07/01/36	15	19,299

		12,488,386
Electronics — 0.1%
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	60	53,522
4.75%, 03/15/42	50	50,635
5.75%, 08/15/40	20	23,121
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	10	9,660
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	35	34,057
Series 30, 5.38%, 03/01/41	25	29,618

		200,613
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	87	93,420

Engineering & Construction — 0.1%
Mexico City Airport Trust, 5.50%, 10/31/46(h)	300	266,241

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.1%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	$10	$9,790
4.10%, 03/01/45 (Call 09/01/44)	113	112,195

		121,985
Food — 0.9%
Campbell Soup Co.
3.80%, 08/02/42	26	20,443
4.80%, 03/15/48 (Call 09/15/47)	50	45,604
Conagra Brands Inc., 8.25%, 09/15/30	10	13,103
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	100	91,115
5.40%, 06/15/40	15	16,104
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	35	31,514
JM Smucker Co. (The)
4.25%, 03/15/35	25	23,886
4.38%, 03/15/45	35	32,591
Kellogg Co.
4.50%, 04/01/46	25	23,901
Series B, 7.45%, 04/01/31	50	64,013
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	110	121,222
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	200	175,420
5.00%, 07/15/35 (Call 01/15/35)	65	64,249
5.00%, 06/04/42	120	115,626
5.20%, 07/15/45 (Call 01/15/45)	115	112,320
6.50%, 02/09/40	54	61,423
6.75%, 03/15/32	10	11,918
6.88%, 01/26/39	50	58,966
7.13%, 08/01/39(a)	50	60,490
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	50	42,364
4.45%, 02/01/47 (Call 08/01/46)	75	69,760
4.65%, 01/15/48 (Call 07/15/47)	25	24,051
5.15%, 08/01/43 (Call 02/01/43)	20	20,214
5.40%, 07/15/40 (Call 01/15/40)	25	25,995
7.50%, 04/01/31	45	56,201
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	50	48,400
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	45	44,816
New Albertsons LP
7.45%, 08/01/29	30	24,938
8.00%, 05/01/31	25	21,361
8.70%, 05/01/30	25	22,295
Safeway Inc., 7.25%, 02/01/31	25	23,875
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	50	49,976
4.85%, 10/01/45 (Call 04/01/45)	25	26,237
5.38%, 09/21/35	16	17,859
Tesco PLC, 6.15%, 11/15/37(a)	100	106,907
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	40	37,747
4.88%, 08/15/34 (Call 02/15/34)	75	76,379
5.15%, 08/15/44 (Call 02/15/44)	25	25,538

		1,908,821
Forest Products & Paper — 0.2%
Georgia-Pacific LLC, 7.75%, 11/15/29	51	67,887
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	82	75,536
4.40%, 08/15/47 (Call 02/15/47)	154	142,983
4.80%, 06/15/44 (Call 12/15/43)	37	36,510

Security	Par (000)	Value

Forest Products & Paper (continued)
5.15%, 05/15/46 (Call 11/15/45)	$10	$10,253
6.00%, 11/15/41 (Call 05/15/41)	10	11,230
7.30%, 11/15/39	31	39,457

		383,856
Gas — 0.4%
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	60	59,690
5.50%, 06/15/41 (Call 12/15/40)	25	29,416
Boston Gas Co., 4.49%, 02/15/42(a)	10	10,447
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	25	25,729
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	100	121,189
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	45	44,553
4.80%, 02/15/44 (Call 08/15/43)	50	52,204
5.25%, 02/15/43 (Call 08/15/42)	65	71,970
5.65%, 02/01/45 (Call 08/01/44)	65	74,968
5.95%, 06/15/41 (Call 12/15/40)	26	30,452
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	40	42,728
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	25	22,983
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	20	18,971
5.13%, 11/15/40	20	22,629
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	50	49,210
4.40%, 05/30/47 (Call 11/30/46)	50	48,519
5.88%, 03/15/41 (Call 09/15/40)	51	59,429
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	25	22,993

		808,080
Health Care - Products — 0.8%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	170	181,205
4.75%, 04/15/43 (Call 10/15/42)	50	53,403
4.90%, 11/30/46 (Call 05/30/46)	175	190,509
5.30%, 05/27/40	60	67,331
6.15%, 11/30/37	16	19,362
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	35	30,192
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	61	60,609
4.69%, 12/15/44 (Call 06/15/44)	118	116,510
5.00%, 11/12/40	35	35,708
Boston Scientific Corp., 7.38%, 01/15/40	50	67,629
Koninklijke Philips NV, 5.00%, 03/15/42	20	22,400
Medtronic Inc.
4.38%, 03/15/35	275	287,380
4.50%, 03/15/42 (Call 09/15/41)	20	21,082
4.63%, 03/15/44 (Call 09/15/43)	110	117,010
4.63%, 03/15/45	180	192,299
Stryker Corp.
4.38%, 05/15/44 (Call 12/15/43)	25	24,698
4.63%, 03/15/46 (Call 09/15/45)	100	103,628
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	56	53,868
5.30%, 02/01/44 (Call 08/01/43)	20	22,545

		1,667,368

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 1.2%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	$75	$67,000
4.13%, 11/15/42 (Call 05/15/42)	25	23,304
4.75%, 03/15/44 (Call 09/15/43)	10	10,065
6.63%, 06/15/36	44	54,887
6.75%, 12/15/37	35	44,496
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	74	69,455
4.63%, 05/15/42	160	155,387
4.65%, 01/15/43	85	83,467
4.65%, 08/15/44 (Call 02/15/44)	50	48,967
5.10%, 01/15/44	25	25,965
Ascension Health, 3.95%, 11/15/46	125	123,380
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	65	65,785
Catholic Health Initiatives, 4.35%, 11/01/42	35	32,450
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	20	20,279
Cigna Corp., 3.88%, 10/15/47 (Call 04/15/47)	85	72,421
HCA Inc.
5.50%, 06/15/47 (Call 12/15/46)	75	75,128
7.50%, 11/06/33	25	26,470
7.50%, 11/15/95	10	9,892
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	46	46,135
4.80%, 03/15/47 (Call 09/14/46)	50	51,767
4.95%, 10/01/44 (Call 04/01/44)	25	26,237
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	125	128,009
4.88%, 04/01/42	30	33,734
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	63	62,240
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	10	9,493
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	100	99,625
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	10	9,199
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	29	27,822
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	17	16,539
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	36	34,800
Tenet Healthcare Corp., 6.88%, 11/15/31	25	22,799
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	72	67,242
4.20%, 01/15/47 (Call 07/15/46)	25	25,108
4.25%, 03/15/43 (Call 09/15/42)	58	58,320
4.25%, 04/15/47 (Call 10/15/46)	100	100,495
4.38%, 03/15/42 (Call 09/15/41)	75	77,207
4.63%, 07/15/35	147	157,915
4.63%, 11/15/41 (Call 05/15/41)	45	47,895
4.75%, 07/15/45	160	172,701
5.80%, 03/15/36	4	4,780
6.88%, 02/15/38	67	90,254

		2,379,114
Holding Companies - Diversified — 0.1%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	134,913

Home Builders — 0.0%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	25	21,565

Security	Par (000)	Value

Home Builders (continued)
PulteGroup Inc.
6.38%, 05/15/33	$25	$24,490
7.88%, 06/15/32	25	27,876

		73,931
Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	50	45,457

Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	45	39,279
3.90%, 05/04/47 (Call 11/04/46)	50	49,164
5.30%, 03/01/41	25	29,371
6.63%, 08/01/37	10	13,294

		131,108
Housewares — 0.1%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	25	24,289
5.50%, 04/01/46 (Call 10/01/45)	110	105,847

		130,136
Insurance — 2.7%
Aflac Inc., 4.00%, 10/15/46 (Call 04/15/46)	75	71,194
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	25	25,644
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	35	34,943
4.50%, 06/15/43	45	46,438
5.35%, 06/01/33	50	55,840
5.55%, 05/09/35	60	69,334
6.50%, 05/15/67 (Call 05/15/37)(b)(c)	25	27,968
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	50	47,669
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	117	106,552
4.38%, 01/15/55 (Call 07/15/54)	115	102,605
4.50%, 07/16/44 (Call 01/16/44)	145	137,999
4.70%, 07/10/35 (Call 01/10/35)	50	49,946
4.80%, 07/10/45 (Call 01/10/45)	63	62,808
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	55	55,189
4.75%, 05/15/45 (Call 11/15/44)	59	60,270
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	50	53,278
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	50	53,979
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)(a)	25	23,537
AXA SA, 8.60%, 12/15/30	126	165,332
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	25	25,384
4.30%, 05/15/43	25	25,689
4.40%, 05/15/42	25	26,081
5.75%, 01/15/40	48	58,351
Berkshire Hathaway Inc., 4.50%, 02/11/43	112	118,527
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	100	83,729
Chubb Corp. (The)
6.00%, 05/11/37	16	19,743
Series 1, 6.50%, 05/15/38	20	25,973
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	25,188
4.35%, 11/03/45 (Call 05/03/45)	15	15,626
6.70%, 05/15/36	25	32,604

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)(c)	$100	$100,368
Genworth Holdings Inc., 6.50%, 06/15/34	25	22,070
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	25	25,892
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(a)	75	75,131
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	60	57,785
6.10%, 10/01/41	15	17,964
Liberty Mutual Group Inc.
4.85%, 08/01/44(a)	90	92,261
6.50%, 05/01/42(a)	75	92,723
7.80%, 03/07/87(a)	65	76,443
Lincoln National Corp., 7.00%, 06/15/40	65	83,539
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	45	42,888
Manulife Financial Corp., 5.38%, 03/04/46	65	74,214
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)	30	27,770
5.00%, 04/05/46	50	52,140
Marsh & McLennan Companies Inc., 4.20%, 03/01/48 (Call 09/01/47)	40	39,585
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65(a)	25	23,878
8.88%, 06/01/39(a)	14	21,899
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	150	185,994
MetLife Inc.
4.05%, 03/01/45	25	23,739
4.13%, 08/13/42	51	49,193
4.72%, 12/15/44	50	52,519
4.88%, 11/13/43	56	59,261
5.70%, 06/15/35	53	61,418
6.38%, 06/15/34	63	76,771
6.40%, 12/15/66 (Call 12/15/31)	125	133,627
6.50%, 12/15/32	55	68,344
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	100	135,528
9.38%, 08/15/39(a)	25	39,625
New York Life Insurance Co.
5.88%, 05/15/33(a)	45	54,335
6.75%, 11/15/39(a)	30	40,589
Northwestern Mutual Life Insurance Co. (The), 6.06%, 03/30/40(a)	130	163,353
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)(c)	100	92,348
Principal Financial Group Inc.
4.35%, 05/15/43	26	25,389
4.63%, 09/15/42	100	102,265
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	115	114,141
4.35%, 04/25/44	35	35,740
Provident Financing Trust I, 7.41%, 03/15/38	25	27,371
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	75	69,233
3.94%, 12/07/49 (Call 06/07/49)	50	46,262
4.60%, 05/15/44	100	103,053
5.70%, 12/14/36	51	59,078
Series D, 6.63%, 12/01/37	50	63,498
Sompo International Holdings Ltd., 7.00%, 07/15/34	10	11,839
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	75	74,110

Security	Par (000)	Value

Insurance (continued)
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)	$100	$99,257
4.90%, 09/15/44(a)	100	108,089
6.85%, 12/16/39(a)	88	117,015
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	13,848
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	100	93,374
4.30%, 08/25/45 (Call 02/25/45)	40	40,802
4.60%, 08/01/43	25	26,431
5.35%, 11/01/40	2	2,321
6.25%, 06/15/37	79	99,597
6.75%, 06/20/36	75	98,228
Unum Group, 5.75%, 08/15/42	25	26,742
Voya Financial Inc., 5.70%, 07/15/43	25	28,067
WR Berkley Corp., 4.75%, 08/01/44	35	35,279
XLIT Ltd.
5.25%, 12/15/43	10	10,991
5.50%, 03/31/45	70	75,363

		5,477,997
Internet — 0.4%
Alibaba Group Holding Ltd., 4.20%, 12/06/47 (Call 06/06/47)	200	187,820
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)	107	105,611
4.05%, 08/22/47 (Call 02/22/47)	287	284,678
4.25%, 08/22/57 (Call 02/22/57)	15	15,149
4.80%, 12/05/34 (Call 06/05/34)	120	131,842
4.95%, 12/05/44 (Call 06/05/44)	45	51,053
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	42	35,241
Netflix Inc., 5.88%, 11/15/28(a)	100	100,303

		911,697
Iron & Steel — 0.3%
Cleveland-Cliffs Inc., 6.25%, 10/01/40	25	21,523
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	50	55,499
6.40%, 12/01/37	25	31,246
U.S. Steel Corp., 6.65%, 06/01/37	25	22,377
Vale Overseas Ltd.
6.88%, 11/21/36	180	206,969
6.88%, 11/10/39	150	174,142

		511,756
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	10	9,521

Machinery — 0.2%
ABB Finance USA Inc., 4.38%, 05/08/42	37	38,210
Caterpillar Inc.
3.80%, 08/15/42	110	106,372
4.30%, 05/15/44 (Call 11/15/43)	15	15,671
4.75%, 05/15/64 (Call 11/15/63)	75	79,145
5.20%, 05/27/41	41	47,263
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	25	27,708
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	154	153,889

		468,258
Manufacturing — 0.9%
3M Co.
3.63%, 10/15/47 (Call 04/15/47)	10	9,491
3.88%, 06/15/44	45	44,392
5.70%, 03/15/37	107	131,742
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	45	51,277

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	$10	$9,255
4.00%, 11/02/32	50	50,006
4.15%, 11/02/42	116	111,959
General Electric Co.
4.13%, 10/09/42	150	138,012
4.50%, 03/11/44	144	140,270
5.88%, 01/14/38	175	200,072
6.15%, 08/07/37	15	17,634
6.88%, 01/10/39	135	170,844
Series A, 6.75%, 03/15/32	162	200,182
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	3	2,978
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	75	73,174
5.75%, 06/15/43	25	29,038
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)	55	54,843
4.20%, 11/21/34 (Call 05/21/34)	45	45,748
4.45%, 11/21/44 (Call 05/21/44)	50	52,237
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	254,017

		1,787,171
Media — 2.6%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	25	26,532
4.95%, 10/15/45 (Call 04/15/45)	10	10,936
5.40%, 10/01/43	50	57,211
6.15%, 03/01/37	49	59,925
6.15%, 02/15/41	80	98,980
6.20%, 12/15/34	36	43,905
6.40%, 12/15/35	167	208,207
6.65%, 11/15/37	125	162,610
6.90%, 08/15/39	25	33,168
7.75%, 12/01/45	30	44,344
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	60	56,863
4.85%, 07/01/42 (Call 01/01/42)	50	48,802
4.90%, 08/15/44 (Call 02/15/44)	35	34,037
5.90%, 10/15/40 (Call 04/15/40)	10	11,090
7.88%, 07/30/30	35	44,106
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	50	48,420
5.38%, 05/01/47 (Call 11/01/46)	170	161,002
5.75%, 04/01/48 (Call 10/01/47)	25	24,754
6.38%, 10/23/35 (Call 04/23/35)	150	160,353
6.48%, 10/23/45 (Call 04/23/45)	205	218,885
6.83%, 10/23/55 (Call 04/23/55)	25	27,692
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	125	107,160
3.40%, 07/15/46 (Call 01/15/46)	95	78,982
3.97%, 11/01/47 (Call 05/01/47)	105	95,473
4.00%, 08/15/47 (Call 02/15/47)	50	45,448
4.00%, 03/01/48 (Call 09/01/47)	10	9,080
4.00%, 11/01/49 (Call 05/01/49)	111	100,302
4.05%, 11/01/52 (Call 05/01/52)	101	89,691
4.20%, 08/15/34 (Call 02/15/34)	165	161,538
4.25%, 01/15/33	134	133,729
4.40%, 08/15/35 (Call 02/25/35)	125	124,050
4.50%, 01/15/43	25	24,340
4.60%, 08/15/45 (Call 02/15/45)	75	74,204

Security	Par (000)	Value

Media (continued)
4.65%, 07/15/42	$75	$74,588
4.75%, 03/01/44	75	75,738
5.65%, 06/15/35	25	28,273
6.40%, 05/15/38	29	34,888
6.45%, 03/15/37	25	30,190
6.50%, 11/15/35	75	91,680
7.05%, 03/15/33	42	53,464
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	85	74,015
4.70%, 12/15/42(a)	100	89,755
4.80%, 02/01/35 (Call 08/01/34)(a)	25	23,546
Discovery Communications LLC
4.88%, 04/01/43	60	55,793
4.95%, 05/15/42	50	47,148
5.00%, 09/20/37 (Call 03/20/37)	45	43,862
5.20%, 09/20/47 (Call 03/20/47)	60	58,391
6.35%, 06/01/40	65	71,553
Grupo Televisa SAB, 6.13%, 01/31/46 (Call 06/30/45)	200	216,382
Liberty Interactive LLC, 8.25%, 02/01/30	40	42,771
NBCUniversal Media LLC, 5.95%, 04/01/41	125	145,716
Thomson Reuters Corp., 5.85%, 04/15/40	60	65,912
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	105	89,274
5.50%, 09/01/41 (Call 03/01/41)	90	87,115
5.88%, 11/15/40 (Call 05/15/40)	50	50,217
6.55%, 05/01/37	105	113,869
6.75%, 06/15/39	35	38,499
7.30%, 07/01/38	105	122,219
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	53	66,621
Viacom Inc.
4.38%, 03/15/43	85	74,199
5.25%, 04/01/44 (Call 10/01/43)	25	24,483
5.85%, 09/01/43 (Call 03/01/43)	35	36,668
6.88%, 04/30/36	54	61,254
Walt Disney Co. (The)
3.00%, 07/30/46	25	20,708
3.70%, 12/01/42	10	9,349
4.13%, 06/01/44(f)	110	109,853
4.38%, 08/16/41	10	10,255
7.00%, 03/01/32	31	40,676
Series E, 4.13%, 12/01/41	25	24,785
Warner Media LLC
4.65%, 06/01/44 (Call 12/01/43)	50	45,784
4.85%, 07/15/45 (Call 01/15/45)	41	38,653
4.90%, 06/15/42	60	56,335
5.35%, 12/15/43	55	54,272
5.38%, 10/15/41	10	9,948
6.10%, 07/15/40	71	76,902
6.25%, 03/29/41	30	33,133

		5,244,555
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	25	24,323
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	25	24,968

		49,291
Mining — 0.8%
Barrick Gold Corp.
5.25%, 04/01/42	52	53,994
6.45%, 10/15/35	25	29,097

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Barrick North America Finance LLC
5.70%, 05/30/41	$39	$42,637
5.75%, 05/01/43	63	69,420
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	78	86,098
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	40	40,146
5.00%, 09/30/43	100	111,714
Corp. Nacional del Cobre de Chile, 4.25%, 07/17/42(a)	200	188,326
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	46,243
5.45%, 03/15/43 (Call 09/15/42)	95	84,908
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	25	24,736
6.90%, 11/15/37(a)	24	27,301
Goldcorp Inc., 5.45%, 06/09/44 (Call 12/09/43)	10	10,601
Newcrest Finance Pty Ltd., 5.75%, 11/15/41(a)	35	36,576
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	60	59,455
5.88%, 04/01/35	50	57,178
6.25%, 10/01/39	50	57,107
Rio Tinto Alcan Inc.
5.75%, 06/01/35	75	87,981
6.13%, 12/15/33	2	2,434
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	50	56,611
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	45	44,386
4.75%, 03/22/42 (Call 09/22/41)	25	26,856
Southern Copper Corp.
5.25%, 11/08/42	140	140,879
5.88%, 04/23/45	150	163,331
6.75%, 04/16/40	10	11,841
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	23,388
5.40%, 02/01/43 (Call 08/01/42)	50	47,762
6.00%, 08/15/40 (Call 02/15/40)	25	25,657
6.13%, 10/01/35	25	26,500
6.25%, 07/15/41 (Call 01/15/41)	31	32,692

		1,715,855
Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	10	9,894

Oil & Gas — 4.7%
Anadarko Finance Co., 7.50%, 05/01/31	62	77,780
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	25	23,354
6.20%, 03/15/40	4	4,543
6.45%, 09/15/36	200	231,768
6.60%, 03/15/46 (Call 09/15/45)	70	84,449
Andeavor, 4.50%, 04/01/48 (Call 10/01/47)	65	61,003
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	56	50,283
4.75%, 04/15/43 (Call 10/15/42)	144	137,987
5.10%, 09/01/40 (Call 03/01/40)	114	113,456
6.00%, 01/15/37	2	2,229
7.75%, 12/15/29	25	31,122
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	12	12,011
Burlington Resources Finance Co., 7.20%, 08/15/31	100	128,366
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	85	88,992
6.25%, 03/15/38	105	123,310

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	$60	$51,971
5.20%, 09/15/43 (Call 03/15/43)	10	9,641
5.25%, 06/15/37 (Call 12/15/36)	100	99,006
5.40%, 06/15/47 (Call 12/15/46)	55	54,764
6.75%, 11/15/39	50	57,016
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	191,954
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	80	81,116
Conoco Funding Co., 7.25%, 10/15/31	50	64,939
ConocoPhillips
5.90%, 10/15/32	100	119,045
5.90%, 05/15/38	50	60,759
6.50%, 02/01/39	162	211,263
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	9	9,340
5.95%, 03/15/46 (Call 09/15/45)	25	32,037
ConocoPhillips Holding Co., 6.95%, 04/15/29	100	125,535
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	75	74,489
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	54	52,818
5.00%, 06/15/45 (Call 12/15/44)	50	50,576
5.60%, 07/15/41 (Call 01/15/41)	125	134,447
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	37	26,303
5.70%, 10/15/39	35	27,693
Ecopetrol SA
5.88%, 05/28/45	100	98,870
7.38%, 09/18/43	50	56,257
Encana Corp.
6.50%, 08/15/34	29	33,899
6.50%, 02/01/38	25	29,697
6.63%, 08/15/37	30	35,846
7.38%, 11/01/31	25	30,958
8.13%, 09/15/30	75	96,439
Ensco PLC, 5.75%, 10/01/44 (Call 04/01/44)	50	36,330
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	60	59,177
Equinor ASA
3.95%, 05/15/43	116	111,997
4.25%, 11/23/41	50	50,667
4.80%, 11/08/43	71	77,514
5.10%, 08/17/40	6	6,787
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	75	70,548
4.11%, 03/01/46 (Call 09/01/45)	150	154,033
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(h)	200	221,316
Hess Corp.
5.60%, 02/15/41	105	106,828
5.80%, 04/01/47 (Call 10/01/46)	75	78,706
6.00%, 01/15/40	35	36,342
7.30%, 08/15/31	31	36,210
Husky Energy Inc., 6.80%, 09/15/37	10	12,407
KazMunayGas National Co. JSC, 6.38%, 10/24/48(h)	250	260,307
Kerr-McGee Corp., 7.88%, 09/15/31	10	12,631
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	20	20,930
6.60%, 10/01/37	90	106,294
6.80%, 03/15/32	10	11,886

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	$110	$107,757
6.50%, 03/01/41 (Call 09/01/40)	18	21,381
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	35	39,652
Murphy Oil Corp.
5.88%, 12/01/42 (Call 06/01/42)	25	22,727
7.05%, 05/01/29	25	26,277
Nexen Energy ULC
6.40%, 05/15/37	110	135,011
7.50%, 07/30/39	50	69,664
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	25	24,490
5.05%, 11/15/44 (Call 05/15/44)	90	88,634
6.00%, 03/01/41 (Call 09/01/40)	78	84,269
Noble Holding International Ltd.
5.25%, 03/15/42	25	17,348
6.05%, 03/01/41	25	18,196
6.20%, 08/01/40	26	18,984
8.95%, 04/01/45 (Call 10/01/44)	25	22,640
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	85	83,904
4.40%, 04/15/46 (Call 10/15/45)	119	122,922
4.63%, 06/15/45 (Call 12/15/44)	40	42,420
Pertamina Persero PT, 5.63%, 05/20/43(h)	200	197,852
Petrobras Global Finance BV
5.63%, 05/20/43	97	77,111
5.75%, 02/01/29	150	130,759
6.85%, 06/05/15	200	164,856
6.88%, 01/20/40	14	12,610
7.25%, 03/17/44	130	119,021
Petro-Canada
5.35%, 07/15/33	10	11,011
6.80%, 05/15/38	139	178,487
Petroleos Mexicanos
5.63%, 01/23/46	300	246,312
6.38%, 01/23/45	220	196,640
6.50%, 06/02/41	325	297,628
6.75%, 09/21/47	364	336,296
Petronas Capital Ltd., 4.50%, 03/18/45(h)	200	204,632
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	139	140,466
4.88%, 11/15/44 (Call 05/15/44)	90	93,309
Pride International LLC, 7.88%, 08/15/40	25	23,219
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)	25	17,823
5.85%, 01/15/44 (Call 07/15/43)	25	18,193
Shell International Finance BV
3.63%, 08/21/42	25	23,235
3.75%, 09/12/46	95	89,500
4.00%, 05/10/46	150	147,426
4.13%, 05/11/35	92	93,757
4.38%, 05/11/45	200	206,880
4.55%, 08/12/43	5	5,319
5.50%, 03/25/40	131	155,780
6.38%, 12/15/38	100	129,731
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(h)	300	290,388
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	10	9,477
5.95%, 12/01/34	50	58,515

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 06/15/38	$75	$93,036
6.85%, 06/01/39	25	32,178
7.15%, 02/01/32	16	20,152
Transocean Inc.
6.80%, 03/15/38	50	41,243
7.50%, 04/15/31	25	23,125
9.35%, 12/15/41	25	24,718
Valero Energy Corp.
4.90%, 03/15/45	50	51,436
6.63%, 06/15/37	125	151,064
7.50%, 04/15/32	6	7,722

		9,625,424
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	90	95,454
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	41	37,502
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	49,574
4.75%, 08/01/43 (Call 02/01/43)	58	59,057
4.85%, 11/15/35 (Call 05/15/35)	116	121,502
5.00%, 11/15/45 (Call 05/15/45)	125	133,161
6.70%, 09/15/38	53	65,459
7.45%, 09/15/39	2	2,678
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	64	55,586
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	25	17,355
6.50%, 08/01/36	50	37,043
6.75%, 09/15/40	30	22,576
7.00%, 03/15/38	25	19,079

		716,026
Packaging & Containers — 0.0%
Sealed Air Corp., 6.88%, 07/15/33(a)	25	27,080
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	25	27,950
WestRock MWV LLC, 8.20%, 01/15/30	10	13,174

		68,204
Pharmaceuticals — 2.8%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	145	139,101
4.40%, 11/06/42	95	89,056
4.45%, 05/14/46 (Call 11/14/45)	120	113,722
4.50%, 05/14/35 (Call 11/14/34)	100	97,779
4.70%, 05/14/45 (Call 11/14/44)	170	166,421
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	109	107,073
4.75%, 03/15/45 (Call 09/15/44)	55	54,646
4.85%, 06/15/44 (Call 12/15/43)	106	105,287
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	25	22,476
4.30%, 12/15/47 (Call 06/15/47)	50	44,972
AstraZeneca PLC
4.00%, 01/17/29 (Call 10/17/28)	50	49,971
4.00%, 09/18/42	30	28,328
4.38%, 11/16/45	53	52,901
6.45%, 09/15/37	200	250,574
Bayer U.S. Finance II LLC
4.20%, 07/15/34 (Call 01/15/34)(a)	20	18,576
4.40%, 07/15/44 (Call 01/15/44)(a)	100	91,377
4.65%, 11/15/43 (Call 05/15/43)(a)	10	9,562
4.70%, 07/15/64 (Call 01/15/64)(a)	56	49,851

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co., 3.25%, 08/01/42	$60	$53,345
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	100	87,629
4.50%, 11/15/44 (Call 05/15/44)	25	22,539
4.60%, 03/15/43	15	13,817
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	150	149,470
4.88%, 07/20/35 (Call 01/20/35)	100	101,044
5.05%, 03/25/48 (Call 09/25/47)	450	459,918
5.13%, 07/20/45 (Call 01/20/45)	225	230,884
5.30%, 12/05/43 (Call 06/05/43)	122	128,050
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	54	51,978
3.95%, 05/15/47 (Call 11/15/46)	75	75,343
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	75	72,649
6.13%, 11/15/41	51	56,791
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	110	111,591
5.38%, 04/15/34	25	28,840
6.38%, 05/15/38	100	128,592
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	31	29,271
3.50%, 01/15/48 (Call 07/15/47)	53	49,973
3.55%, 03/01/36 (Call 09/01/35)	240	232,956
3.63%, 03/03/37 (Call 09/03/36)	160	156,858
3.70%, 03/01/46 (Call 09/01/45)	145	140,569
4.38%, 12/05/33 (Call 06/05/33)	59	63,952
4.50%, 09/01/40	25	27,328
4.50%, 12/05/43 (Call 06/05/43)	45	49,278
Mead Johnson Nutrition Co., 4.60%, 06/01/44 (Call 12/01/43)	50	52,213
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	50	47,880
3.70%, 02/10/45 (Call 08/10/44)	155	149,936
4.15%, 05/18/43	115	118,895
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	65	63,100
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	75	70,491
Novartis Capital Corp.
3.70%, 09/21/42	10	9,810
4.00%, 11/20/45 (Call 05/20/45)	42	42,562
4.40%, 05/06/44	177	189,309
Pfizer Inc.
4.00%, 12/15/36	150	152,803
4.13%, 12/15/46	9	9,134
4.30%, 06/15/43	60	62,066
4.40%, 05/15/44	115	120,336
5.60%, 09/15/40	60	72,255
7.20%, 03/15/39	75	104,635
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	10	10,088
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	165	122,103
Wyeth LLC
5.95%, 04/01/37	150	182,394
6.50%, 02/01/34	40	50,863
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	50	46,788
4.70%, 02/01/43 (Call 08/01/42)	50	51,922

		5,743,921
Pipelines — 2.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(h)	200	194,786

Security	Par (000)	Value

Pipelines (continued)
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.20%, 12/01/47 (Call 06/01/47)	$50	$49,977
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	10,281
Buckeye Partners LP, 5.85%, 11/15/43 (Call 05/15/43)	50	47,281
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	33,360
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44).	25	27,979
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	24,031
6.75%, 09/15/37(a)	25	27,029
8.13%, 08/16/30	25	30,090
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	25	22,696
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	22,402
7.38%, 10/15/45 (Call 04/15/45)	25	32,774
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	10	9,709
5.50%, 12/01/46 (Call 05/29/46)	64	71,946
Energy Transfer Partners LP
4.90%, 03/15/35 (Call 09/15/34)	70	65,810
5.15%, 03/15/45 (Call 09/15/44)	15	14,198
5.30%, 04/15/47 (Call 10/15/46)	50	48,568
5.95%, 10/01/43 (Call 04/01/43)	60	62,005
6.13%, 12/15/45 (Call 06/15/45)	115	121,848
6.50%, 02/01/42 (Call 08/01/41)	134	147,531
6.63%, 10/15/36	10	11,198
7.50%, 07/01/38	25	29,932
EnLink Midstream Partners LP
5.45%, 06/01/47 (Call 12/01/46)	50	44,360
5.60%, 04/01/44 (Call 10/01/43)	15	13,410
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	44	42,927
4.85%, 08/15/42 (Call 02/15/42)	233	239,321
4.85%, 03/15/44 (Call 09/15/43)	69	70,818
4.90%, 05/15/46 (Call 12/15/45)	15	15,611
4.95%, 10/15/54 (Call 04/15/54)	30	30,485
5.10%, 02/15/45 (Call 08/15/44)	164	173,853
5.95%, 02/01/41	2	2,330
6.13%, 10/15/39	60	70,117
7.55%, 04/15/38	10	13,309
Series D, 6.88%, 03/01/33	10	12,446
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	50	46,440
5.00%, 08/15/42 (Call 02/15/42)	20	19,436
5.00%, 03/01/43 (Call 09/01/42)	45	43,654
5.50%, 03/01/44 (Call 09/01/43)	100	102,316
5.80%, 03/15/35	20	21,149
6.38%, 03/01/41	50	54,488
6.50%, 09/01/39	10	11,219
6.55%, 09/15/40	50	56,322
6.95%, 01/15/38	51	60,147
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	90	88,377
5.20%, 03/01/48 (Call 09/01/47)	50	50,138
5.30%, 12/01/34 (Call 06/01/34)	75	76,306
5.55%, 06/01/45 (Call 12/01/44)	75	78,226
7.75%, 01/15/32	121	150,929
7.80%, 08/01/31	70	86,996

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	$65	$60,410
5.15%, 10/15/43 (Call 04/15/43)	25	26,660
MPLX LP
4.70%, 04/15/48 (Call 10/15/47)	50	46,880
5.20%, 03/01/47 (Call 09/01/46)	25	24,997
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	25	30,876
ONEOK Inc., 6.00%, 06/15/35	10	11,040
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	100	112,845
6.20%, 09/15/43 (Call 03/15/43)	35	40,061
6.85%, 10/15/37	35	42,439
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	50	49,484
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	55	50,085
4.90%, 02/15/45 (Call 08/15/44)	60	56,599
5.15%, 06/01/42 (Call 12/01/41)	10	9,390
6.65%, 01/15/37	10	11,159
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	25	29,000
7.50%, 07/15/38(a)	25	29,901
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	25	23,992
5.95%, 09/25/43 (Call 03/25/43)	20	22,609
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	65	62,620
5.35%, 05/15/45 (Call 11/15/44)	9	8,694
5.40%, 10/01/47 (Call 04/01/47)	114	112,271
6.10%, 02/15/42	10	10,519
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	25	22,961
7.00%, 07/15/32	100	123,065
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	200	202,916
4.75%, 05/15/38 (Call 11/15/37)	25	25,672
4.88%, 05/15/48 (Call 11/15/47)	25	25,820
5.60%, 03/31/34	50	55,312
6.10%, 06/01/40	28	32,623
6.20%, 10/15/37	12	14,092
7.25%, 08/15/38	95	122,732
7.63%, 01/15/39	44	59,103
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48 (Call 09/15/47)(a)	25	24,568
Western Gas Partners LP, 5.45%, 04/01/44 (Call 10/01/43)	25	24,379
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	50	49,104
4.90%, 01/15/45 (Call 07/15/44)	25	24,520
5.10%, 09/15/45 (Call 03/15/45)	100	100,424
5.40%, 03/04/44 (Call 09/04/43)	10	10,347
5.75%, 06/24/44 (Call 12/24/43)	50	53,648
6.30%, 04/15/40	159	182,010
8.75%, 03/15/32	26	34,811
Series A, 7.50%, 01/15/31	25	30,383

		4,871,582
Private Equity — 0.0%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	50	49,160

Security	Par (000)	Value

Private Equity (continued)
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	$10	$10,106

		59,266
Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(h)	200	237,474

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities Inc., 4.70%, 07/01/30 (Call 04/01/30)	10	10,265
AvalonBay Communities Inc., 4.15%, 07/01/47 (Call 01/01/47) .	10	9,863
Crown Castle International Corp., 4.75%, 05/15/47 (Call 11/15/46)	25	24,131
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	44	45,281
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	75	77,143
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	10	12,670
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	50	49,221
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	50	45,603
4.45%, 09/01/47 (Call 03/01/47)	25	23,465
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	65	67,133
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	95	94,876
4.25%, 11/30/46 (Call 05/30/46)	25	25,008
4.75%, 03/15/42 (Call 09/15/41)	20	21,382
6.75%, 02/01/40 (Call 11/01/39)	25	32,942
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	25	23,420
5.70%, 09/30/43 (Call 03/30/43)	25	28,022
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	50	60,669
Weyerhaeuser Co., 7.38%, 03/15/32	125	159,097

		810,191
Retail — 1.5%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	35	28,694
5.17%, 08/01/44 (Call 02/01/44)	40	30,338
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	125	109,565
3.90%, 06/15/47 (Call 12/15/46)	27	26,182
4.20%, 04/01/43 (Call 10/01/42)	15	15,141
4.25%, 04/01/46 (Call 10/01/45)	105	106,781
4.40%, 03/15/45 (Call 09/15/44)	75	77,622
4.88%, 02/15/44 (Call 08/15/43)	19	21,096
5.88%, 12/16/36	227	278,763
5.95%, 04/01/41 (Call 10/01/40)	67	83,689
JC Penney Corp. Inc.
6.38%, 10/15/36	10	4,760
7.40%, 04/01/37	25	12,504
7.63%, 03/01/97	25	11,541
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	10	9,656
L Brands Inc.
6.75%, 07/01/36	25	20,652
6.88%, 11/01/35	50	41,666
6.95%, 03/01/33	25	21,002
7.60%, 07/15/37	25	21,252
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	106	97,495
4.05%, 05/03/47 (Call 11/03/46)	65	63,202
4.25%, 09/15/44 (Call 03/15/44)	25	24,968

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.38%, 09/15/45 (Call 03/15/45)	$57	$57,917
4.65%, 04/15/42 (Call 10/15/41)	62	65,197
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	55	46,068
6.90%, 04/01/29	25	26,980
McDonald’s Corp.
3.63%, 05/01/43	35	30,599
3.70%, 02/15/42	35	31,455
4.45%, 03/01/47 (Call 09/01/46)	90	89,761
4.60%, 05/26/45 (Call 11/26/44)	50	50,560
4.70%, 12/09/35 (Call 06/09/35)	18	18,888
4.88%, 12/09/45 (Call 06/09/45)	75	78,884
6.30%, 10/15/37	80	97,366
6.30%, 03/01/38	60	72,636
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	10	9,312
QVC Inc., 5.45%, 08/15/34 (Call 02/15/34)	25	22,678
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	85	75,381
4.30%, 06/15/45 (Call 12/10/44)	10	9,735
Target Corp.
3.63%, 04/15/46	60	54,782
3.90%, 11/15/47 (Call 05/15/47)	86	81,859
4.00%, 07/01/42	155	151,350
Walgreen Co., 4.40%, 09/15/42	10	9,101
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	10	9,626
4.65%, 06/01/46 (Call 12/01/45)	100	94,364
4.80%, 11/18/44 (Call 05/18/44)	55	52,818
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)	94	88,857
3.95%, 06/28/38 (Call 12/28/37)	75	75,693
4.00%, 04/11/43 (Call 10/11/42)	58	57,969
4.05%, 06/29/48 (Call 12/29/47)	170	171,970
4.30%, 04/22/44 (Call 10/22/43)	79	82,669
5.25%, 09/01/35	160	186,634
5.63%, 04/15/41	5	6,177
6.50%, 08/15/37	30	40,021
Yum! Brands Inc., 6.88%, 11/15/37	25	24,861

		3,078,737
Semiconductors — 0.4%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	40	43,051
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	65	65,999
5.10%, 10/01/35 (Call 04/01/35)	20	22,257
5.85%, 06/15/41	20	24,150
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)	260	244,712
4.00%, 12/15/32	50	51,926
4.10%, 05/19/46 (Call 11/19/45)	41	41,091
4.10%, 05/11/47 (Call 11/11/46)	55	55,147
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	22	20,720
4.65%, 05/20/35 (Call 11/20/34)	130	131,917
4.80%, 05/20/45 (Call 11/20/44)	50	50,600
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	75	76,375

		827,945

Security	Par (000)	Value

Software — 1.5%
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	$30	$28,896
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	60	60,390
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	40	38,329
3.50%, 02/12/35 (Call 08/12/34)	105	101,588
3.50%, 11/15/42	125	117,365
3.70%, 08/08/46 (Call 02/08/46)	195	188,772
3.75%, 02/12/45 (Call 08/12/44)	115	112,340
3.95%, 08/08/56 (Call 02/08/56)	169	167,232
4.00%, 02/12/55 (Call 08/12/54)	160	159,926
4.10%, 02/06/37 (Call 08/06/36)	163	169,486
4.20%, 11/03/35 (Call 05/03/35)	30	31,507
4.45%, 11/03/45 (Call 05/03/45)	135	146,780
4.50%, 10/01/40	5	5,440
4.50%, 02/06/57 (Call 08/06/56)	130	141,921
4.75%, 11/03/55 (Call 05/03/55)	40	45,780
5.20%, 06/01/39	30	35,507
5.30%, 02/08/41	117	140,457
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	175	185,041
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	70	67,148
3.80%, 11/15/37 (Call 05/15/37)	148	143,076
3.85%, 07/15/36 (Call 01/15/36)	55	53,505
3.90%, 05/15/35 (Call 11/15/34)	106	104,416
4.00%, 07/15/46 (Call 01/15/46)	160	154,485
4.00%, 11/15/47 (Call 05/15/47)	75	72,480
4.13%, 05/15/45 (Call 11/15/44)	143	141,052
4.30%, 07/08/34 (Call 01/08/34)	135	139,290
4.38%, 05/15/55 (Call 11/15/54)	50	50,459
4.50%, 07/08/44 (Call 01/08/44)	51	53,356
5.38%, 07/15/40	109	126,755
6.13%, 07/08/39	59	73,524
6.50%, 04/15/38	60	77,755

		3,134,058
Telecommunications — 4.3%
America Movil SAB de CV
6.13%, 11/15/37	25	29,245
6.13%, 03/30/40	150	176,860
6.38%, 03/01/35	40	47,580
AT&T Inc.
4.30%, 02/15/30 (Call 11/15/29)(a)	160	153,354
4.30%, 12/15/42 (Call 06/15/42)	150	128,926
4.35%, 06/15/45 (Call 12/15/44)	200	171,432
4.50%, 05/15/35 (Call 11/15/34)	210	195,880
4.50%, 03/09/48 (Call 09/09/47)	235	203,653
4.55%, 03/09/49 (Call 09/09/48)	167	145,260
4.75%, 05/15/46 (Call 11/15/45)	250	226,130
4.80%, 06/15/44 (Call 12/15/43)	150	136,591
5.15%, 03/15/42	75	72,634
5.15%, 11/15/46 (Call 05/15/46)(a)	115	109,383
5.25%, 03/01/37 (Call 09/01/36)	300	298,317
5.35%, 09/01/40	135	132,750
5.45%, 03/01/47 (Call 09/01/46)	50	49,774
5.55%, 08/15/41	10	9,977
5.65%, 02/15/47 (Call 08/15/46)	95	97,722
5.70%, 03/01/57 (Call 09/01/56)	75	75,994
6.00%, 08/15/40 (Call 05/15/40)	100	105,687
6.38%, 03/01/41	100	109,478
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	30	30,077

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC, 9.63%, 12/15/30	$200	$286,954
CenturyLink Inc.
7.60%, 09/15/39	50	44,850
7.65%, 03/15/42	50	44,861
Cisco Systems Inc.
5.50%, 01/15/40	105	126,564
5.90%, 02/15/39	100	125,388
Deutsche Telekom International Finance BV
4.88%, 03/06/42(a)	50	50,234
8.75%, 06/15/30	274	371,191
Embarq Corp., 8.00%, 06/01/36	77	75,236
Frontier Communications Corp., 9.00%, 08/15/31	50	30,003
Juniper Networks Inc., 5.95%, 03/15/41	40	40,594
Koninklijke KPN NV, 8.38%, 10/01/30	25	32,888
Motorola Solutions Inc., 5.50%, 09/01/44	20	18,949
Nokia OYJ, 6.63%, 05/15/39	25	26,942
Orange SA
5.38%, 01/13/42	38	41,572
5.50%, 02/06/44 (Call 08/06/43)	45	50,312
9.00%, 03/01/31	204	288,833
Qwest Capital Funding Inc., 7.75%, 02/15/31	25	23,199
Qwest Corp.
6.88%, 09/15/33 (Call 09/15/18)	39	38,569
7.13%, 11/15/43 (Call 11/15/18)	25	24,756
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	60	59,991
5.00%, 03/15/44 (Call 09/15/43)	125	130,881
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	24	20,993
Sprint Capital Corp.
6.88%, 11/15/28	125	124,454
8.75%, 03/15/32	125	138,136
Telecom Italia Capital SA
6.00%, 09/30/34	50	49,326
6.38%, 11/15/33	50	50,939
7.20%, 07/18/36	65	69,473
7.72%, 06/04/38	73	79,982
Telefonica Emisiones SAU
4.90%, 03/06/48	150	143,787
7.05%, 06/20/36	205	249,542
Telefonica Europe BV, 8.25%, 09/15/30	122	158,716
U.S. Cellular Corp., 6.70%, 12/15/33	25	25,470
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	90	77,772
4.13%, 08/15/46	125	111,084
4.27%, 01/15/36	10	9,456
4.40%, 11/01/34 (Call 05/01/34)	275	265,617
4.50%, 08/10/33	162	160,220
4.52%, 09/15/48	300	283,554
4.67%, 03/15/55	307	282,744
4.75%, 11/01/41	37	36,105
4.81%, 03/15/39	200	200,316
4.86%, 08/21/46	225	222,570
5.01%, 04/15/49	244	246,206
5.01%, 08/21/54	335	326,920
5.25%, 03/16/37	35	36,947
5.50%, 03/16/47	105	113,643
6.55%, 09/15/43	57	68,720
Vodafone Group PLC
4.38%, 02/19/43	52	47,353
5.00%, 05/30/38	275	273,779

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 05/30/48	$25	$25,208
6.15%, 02/27/37	91	102,708
6.25%, 11/30/32	33	37,485
7.88%, 02/15/30	70	88,248

		8,766,944
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	25	23,991
6.35%, 03/15/40	20	22,079
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	21,038
6.20%, 10/01/40	25	20,994

		88,102
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	30	28,775
4.13%, 06/15/47 (Call 12/15/46)	35	34,847
4.15%, 04/01/45 (Call 10/01/44)	70	69,534
4.38%, 09/01/42 (Call 03/01/42)	10	10,278
4.45%, 03/15/43 (Call 09/15/42)	14	14,485
4.55%, 09/01/44 (Call 03/01/44)	80	84,156
4.90%, 04/01/44 (Call 10/01/43)	54	59,401
5.15%, 09/01/43 (Call 03/01/43)	125	141,489
5.75%, 05/01/40 (Call 11/01/39)	240	288,298
6.15%, 05/01/37	25	31,052
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	25	21,847
3.65%, 02/03/48 (Call 08/03/47)	25	23,575
6.20%, 06/01/36	35	43,945
6.38%, 11/15/37	21	27,010
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	25	27,144
5.95%, 05/15/37	26	31,461
6.13%, 09/15/15 (Call 03/15/15)	78	93,443
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	113	102,855
3.95%, 05/01/50 (Call 11/01/49)	125	113,847
4.10%, 03/15/44 (Call 09/15/43)	38	36,039
4.25%, 11/01/66 (Call 05/01/66)	25	22,546
4.50%, 08/01/54 (Call 02/01/54)	25	24,463
6.00%, 10/01/36	26	30,947
6.15%, 05/01/37	15	18,191
6.22%, 04/30/40	40	49,258
FedEx Corp.
3.90%, 02/01/35	125	118,184
4.10%, 02/01/45	60	54,945
4.40%, 01/15/47 (Call 07/15/46)	47	44,968
4.55%, 04/01/46 (Call 10/01/45)	50	49,061
4.75%, 11/15/45 (Call 05/15/45)	108	108,767
4.90%, 01/15/34	25	26,579
5.10%, 01/15/44	83	87,505
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	50	47,734
4.95%, 08/15/45 (Call 02/15/45)	10	10,398
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(h)	200	208,926
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)	84	78,884
4.05%, 08/15/52 (Call 02/15/52)	75	70,596

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.65%, 01/15/46 (Call 07/15/45)	$100	$104,077
4.84%, 10/01/41	25	26,590
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	85	77,821
3.80%, 10/01/51 (Call 04/01/51)	29	25,931
3.88%, 02/01/55 (Call 08/01/54)	30	26,709
4.00%, 04/15/47 (Call 10/15/46)	85	81,607
4.05%, 11/15/45 (Call 05/15/45)	10	9,580
4.05%, 03/01/46 (Call 09/01/45)	20	19,148
4.10%, 09/15/67 (Call 03/15/67)	50	43,941
4.38%, 11/15/65 (Call 05/15/65)	90	83,751
4.75%, 09/15/41 (Call 03/15/41)	10	10,548
4.82%, 02/01/44 (Call 08/01/43)	50	53,469
6.63%, 02/01/29	25	30,591
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	35	30,747
3.63%, 10/01/42	50	46,010
3.75%, 11/15/47 (Call 05/15/47)	92	85,626
6.20%, 01/15/38	125	157,736
XPO CNW Inc., 6.70%, 05/01/34	25	25,000

		3,274,315
Trucking & Leasing — 0.0%
GATX Corp.
4.55%, 11/07/28 (Call 08/07/28)	25	25,221
5.20%, 03/15/44 (Call 09/15/43)	15	15,719

		40,940
Water — 0.0%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	25	23,292
4.30%, 12/01/42 (Call 06/01/42)	25	25,376
4.30%, 09/01/45 (Call 03/01/45)	10	10,188
6.59%, 10/15/37	15	19,440

		78,296

Total Corporate Bonds & Notes — 51.0% (Cost: $109,740,618)		104,812,819

Foreign Government Obligations(i)

Angola — 0.1%
Angolan Government International Bond, 9.38%, 05/08/48(h)	200	200,942

Argentina — 0.5%
Argentine Republic Government International Bond
2.50%, 12/31/38(g)	275	147,280
6.88%, 01/11/48	100	69,823
7.13%, 07/06/36	200	145,550
7.13%, 06/28/17	140	98,781
7.63%, 04/22/46	150	109,935
8.28%, 12/31/33	505	415,883

		987,252
Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(h)	200	211,138

Bahrain — 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(h)	200	159,824

Security	Par (000)	Value

Brazil — 0.3%
Brazilian Government International Bond
5.00%, 01/27/45	$300	$232,692
5.63%, 01/07/41	250	215,340
7.13%, 01/20/37	100	104,778

		552,810
Canada — 0.1%
Province of Quebec Canada, 7.50%, 09/15/29	100	138,362

Chile — 0.2%
Chile Government International Bond
3.63%, 10/30/42	150	140,340
3.86%, 06/21/47	200	190,802

		331,142
Colombia — 0.4%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	200	200,196
5.63%, 02/26/44 (Call 08/26/43)	200	217,228
6.13%, 01/18/41	100	114,226
7.38%, 09/18/37	100	127,238
10.38%, 01/28/33	50	76,347

		735,235
Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(h)	200	188,426

Dominican Republic — 0.1%
Dominican Republic International Bond
6.85%, 01/27/45(h)	100	100,972
7.45%, 04/30/44(h)	100	107,336

		208,308
Egypt — 0.1%
Egypt Government International Bond
6.88%, 04/30/40(h)	100	86,000
8.50%, 01/31/47(h)	200	195,578

		281,578
El Salvador — 0.1%
El Salvador Government International Bond
7.65%, 06/15/35(h)	150	146,544
8.25%, 04/10/32(h)	60	62,123

		208,667
Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41(f)	100	140,358

Indonesia — 0.6%
Indonesia Government International Bond
4.35%, 01/11/48	200	185,190
4.63%, 04/15/43(h)	200	192,268
5.13%, 01/15/45(h)	200	205,230
5.25%, 01/17/42(h)	200	206,876
5.25%, 01/08/47(h)	200	208,650
6.63%, 02/17/37(h)	100	119,259
7.75%, 01/17/38(h)	100	132,308

		1,249,781
Israel — 0.1%
Israel Government International Bond, 4.50%, 01/30/43	200	205,806

Italy — 0.0%
Republic of Italy Government International Bond, 5.38%, 06/15/33	74	78,684

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 06/30/32)(g)(h)	$92	$83,272

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	229,752

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(h)	200	204,700

Lebanon — 0.1%
Lebanon Government International Bond
6.65%, 02/26/30(h)	200	151,960
6.85%, 05/25/29	150	116,441
7.25%, 03/23/37(h)	50	38,427

		306,828
Mexico — 0.8%
Mexico Government International Bond
4.35%, 01/15/47	200	181,474
4.60%, 01/23/46	200	185,988
4.75%, 03/08/44	358	341,579
5.55%, 01/21/45	250	266,082
5.75%, 10/12/10	200	199,994
6.75%, 09/27/34	60	71,528
7.50%, 04/08/33	250	315,140
8.30%, 08/15/31	75	104,624

		1,666,409
Nigeria — 0.1%
Nigeria Government International Bond, 7.63%, 11/28/47(h)	200	181,166

Oman — 0.1%
Oman Government International Bond, 6.75%, 01/17/48(h)	200	187,870

Panama — 0.2%
Panama Government International Bond
3.88%, 03/17/28 (Call 12/17/27)	200	199,156
6.70%, 01/26/36	100	124,624
9.38%, 04/01/29	100	141,956

		465,736
Peru — 0.2%
Peruvian Government International Bond
5.63%, 11/18/50	200	239,482
6.55%, 03/14/37	100	127,417
8.75%, 11/21/33	77	114,249

		481,148
Philippines — 0.5%
Philippine Government International Bond
3.70%, 02/02/42	200	188,190
3.95%, 01/20/40	300	293,334
6.38%, 01/15/32	165	201,501
6.38%, 10/23/34	100	124,953
7.75%, 01/14/31	100	133,726

		941,704
Qatar — 0.4%
Qatar Government International Bond
4.63%, 06/02/46(h)	200	199,484
6.40%, 01/20/40(a)	100	121,362
9.75%, 06/15/30(a)	300	445,758

		766,604

Security	Par (000)	Value

Romania — 0.0%
Romanian Government International Bond, 6.13%, 01/22/44(h) .	$100	$114,189

Russia — 0.5%
Russian Foreign Bond-Eurobond
5.25%, 06/23/47(h)	400	379,700
5.63%, 04/04/42(h)	200	206,968
7.50%, 03/31/30(g)(h)	218	238,776
12.75%, 06/24/28(h)	70	112,647

		938,091

Saudi Arabia — 0.3%
Saudi Government International Bond
4.50%, 10/26/46(h)	400	375,304
4.63%, 10/04/47(h)	217	205,942

		581,246
Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(h)	200	179,750

South Africa — 0.2%
Republic of South Africa Government International Bond
5.00%, 10/12/46	400	335,080
6.25%, 03/08/41	100	97,798

		432,878
Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	100	123,906
Inter-American Development Bank
3.20%, 08/07/42	50	49,953
3.88%, 10/28/41	30	33,191
4.38%, 01/24/44	35	41,923
International Bank for Reconstruction & Development, 4.75%, 02/15/35	25	30,429

		279,402

Turkey — 0.5%
Turkey Government International Bond
5.75%, 05/11/47	200	139,902
6.00%, 01/14/41	300	217,029
6.63%, 02/17/45	200	152,862
6.75%, 05/30/40	100	78,490
6.88%, 03/17/36	135	107,762
7.25%, 03/05/38	125	103,950
8.00%, 02/14/34	200	180,094

		980,089
Ukraine — 0.1%
Ukraine Government International Bond, 7.38%, 09/25/32(h)	200	169,274

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, 4.13%, 10/11/47(h) .	200	191,106

Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	100	92,724
5.10%, 06/18/50	150	152,692
7.63%, 03/21/36	100	134,430
7.88%, 01/15/33	90	121,765

		501,611

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Venezuela — 0.0%
Venezuela Government International Bond
7.00%, 03/31/38(h)(j)	$30	$7,365
9.38%, 01/13/34(j)	70	18,747
11.95%, 08/05/31(h)(j)	250	62,635

		88,747

Total Foreign Government Obligations — 7.7% (Cost: $17,364,077)		15,849,885

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	57,270

California — 1.2%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	175	256,492
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	143,961
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	63,553
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	50	73,390
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	60	72,727
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	73,779
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	181,419
San Diego County Water Authority Financing Corp. RB BAB, Series B, 6.14%, 05/01/49	50	66,272
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	117,085
State of California GO, 4.60%, 04/01/38( 04/01/28)	100	105,933
State of California GO BAB
7.30%, 10/01/39	185	261,237
7.50%, 04/01/34	120	168,184
7.55%, 04/01/39	200	296,210
7.60%, 11/01/40	155	233,633
7.95%, 03/01/36 (Call 03/01/20)	100	107,212
University of California RB, Series AQ, 4.77%, 05/15/15	100	102,211
University of California RB BAB, 5.77%, 05/15/43	50	61,368

		2,384,666
Colorado — 0.0%
Regional Transportation District RB BAB, Series B, 5.84%, 11/01/50	20	26,463

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	55	66,371
Project M, Series 2010-A, 6.66%, 04/01/57	50	59,792

		126,163
Illinois — 0.3%
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	67,256
State of Illinois GO, 5.10%, 06/01/33	400	386,700
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35(f)	100	112,314

		566,270

Security	Par (000)	Value

Maryland — 0.1%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	$50	$62,837

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	100	121,560
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	31,001
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	61,303

		213,864
New Jersey — 0.3%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	100	121,313
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	100	140,778
Series F, 7.41%, 01/01/40	150	217,106
New Jersey Transportation Trust Fund Authority RB BAB
Series C, 5.75%, 12/15/28	100	110,996
Series C, 6.10%, 12/15/28 (Call 12/15/20)	75	78,554

		668,747
New York — 0.6%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	119,483
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	100	145,176
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	59,237
5.57%, 11/01/38	150	176,969
New York City Water & Sewer System RB BAB, 5.72%, 06/15/42	100	127,434
New York State Dormitory Authority RB BAB, 5.63%, 03/15/39 .	100	118,393
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	63,903
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	80	92,026
6.04%, 12/01/29	40	48,277
Series 174, 4.46%, 10/01/62	150	158,574
Series 181, 4.96%, 08/01/46	50	57,288

		1,166,760

Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	182,971
Series E, 6.27%, 02/15/50	50	63,250
Ohio State University (The) RB, Series A, 4.80%, 12/31/99	75	80,088
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	114,597
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	25	27,395

		468,301

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	50	61,573

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, 6.73%, 07/01/43	40	53,679

Texas — 0.4%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	50	57,607

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue RB
5.72%, 02/01/41	$25	$31,368
5.81%, 02/01/41	50	63,495
Dallas Area Rapid Transit RB BAB, 6.00%, 12/01/44	50	64,920
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	36,634
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	43,020
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	71,429
State of Texas GO BAB, 5.52%, 04/01/39	200	251,160
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	75	85,138

		704,771
Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	59,153

Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	25	24,289

Total Municipal Debt Obligations — 3.3% (Cost: $6,650,263)		6,644,806

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.4%
Federal Home Loan Banks, 5.50%, 07/15/36	150	194,940
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	500	667,630
6.75%, 03/15/31	450	612,684
Federal National Mortgage Association
6.25%, 05/15/29	100	127,934
6.63%, 11/15/30	100	134,287
Tennessee Valley Authority
3.50%, 12/15/42	50	49,409
5.25%, 09/15/39	65	81,565
5.38%, 04/01/56	500	674,115
7.13%, 05/01/30	225	307,231

		2,849,795

U.S. Government Obligations — 35.0%
U.S. Treasury Note/Bond
2.25%, 08/15/46	2,650	2,270,633
2.50%, 02/15/45	2,475	2,245,214
2.50%, 02/15/46	3,175	2,872,591
2.50%, 05/15/46	1,300	1,175,536
2.75%, 08/15/42	1,800	1,723,004
2.75%, 08/15/47	2,350	2,232,060
2.75%, 11/15/47	3,700	3,513,729
2.88%, 05/15/43	500	488,584
2.88%, 08/15/45	3,375	3,291,460
2.88%, 11/15/46	2,400	2,339,709
3.00%, 11/15/44	7,575	7,565,728
3.00%, 05/15/45	1,375	1,373,499
3.00%, 11/15/45	2,100	2,097,683
3.00%, 02/15/47	1,375	1,373,560
3.00%, 05/15/47	2,300	2,296,358

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 02/15/48	$2,000	$1,996,736
3.13%, 11/15/41	1,500	1,533,708
3.13%, 08/15/44	2,050	2,093,446
3.13%, 05/15/48	1,000	1,023,446
3.38%, 05/15/44	1,450	1,545,489
3.50%, 02/15/39	140	151,991
3.63%, 08/15/43	2,950	3,268,846
3.63%, 02/15/44	350	388,406
3.75%, 08/15/41	1,600	1,801,881
3.75%, 11/15/43	2,000	2,261,612
3.88%, 08/15/40	1,000	1,144,849
4.25%, 05/15/39	1,000	1,201,167
4.25%, 11/15/40	1,000	1,206,178
4.38%, 11/15/39	2,530	3,093,557
4.38%, 05/15/40	1,095	1,340,243
4.50%, 08/15/39	2,450	3,039,803
4.75%, 02/15/41	2,000	2,578,160
5.38%, 02/15/31	900	1,133,765
6.13%, 08/15/29	1,400	1,826,497
6.25%, 05/15/30	1,825	2,434,051

		71,923,179

Total U.S. Government & Agency Obligations — 36.4% (Cost: $78,039,862)		74,772,974

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(k)(l)(m)	2,581	2,581,168

Total Short-Term Investments — 1.2% (Cost: $2,581,168)		2,581,168

Total Investments in Securities — 99.6% (Cost: $214,375,988)		204,661,652

Other Assets, Less Liabilities — 0.4%		735,135

Net Assets — 100.0%		$205,396,787

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Perpetual security with no stated maturity date.
(e)	Zero-coupon bond.
(f)	All or a portion of this security is on loan.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Investments are denominated in U.S. dollars.
(j)	Issuer is in default of interest payments.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
August 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,338	243	2,581	$2,581,168	$12,289	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$104,812,819	$—	$104,812,819
Foreign Government Obligations	—	15,849,885	—	15,849,885
Municipal Debt Obligations	—	6,644,806	—	6,644,806
U.S. Government & Agency Obligations	—	74,772,974	—	74,772,974
Money Market Funds	2,581,168	—	—	2,581,168

	$2,581,168	$202,080,484	$—	$204,661,652

See notes to financial statements.

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Assets and Liabilities (unaudited)
August 31, 2018

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$52,136,062	$202,080,484
Affiliated(c)	11,564,315	2,581,168
Receivables:
Investments sold	853,234	1,098,109
Securities lending income — Affiliated	396	320
Dividends	20,681	2,342
Interest	315,175	2,196,310

Total assets	64,889,863	207,958,733

LIABILITIES
Collateral on securities loaned, at value	695,875	804,220
Payables:
Investments purchased	11,383,087	1,747,274
Investment advisory fees	1,829	10,452

Total liabilities	12,080,791	2,561,946

NET ASSETS	$52,809,072	$205,396,787

NET ASSETS CONSIST OF:
Paid-in capital	$54,106,220	$218,620,076
Undistributed net investment income	53,141	803,355
Accumulated net realized loss	(518,932)	(4,312,308)
Net unrealized depreciation	(831,357)	(9,714,336)

NET ASSETS	$52,809,072	$205,396,787

Shares outstanding	1,100,000	3,400,000

Net asset value	$48.01	$60.41

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$672,895	$775,050
(b) Investments, at cost — Unaffiliated	$52,967,822	$211,794,820
(c) Investments, at cost — Affiliated	$11,563,912	$2,581,168

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statement of Operations (unaudited)

Six Months Ended August 31, 2018

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$226	$—
Dividends — Affiliated	109,853	10,115
Interest — Unaffiliated	584,152	4,446,381
Interest — Affiliated	312	—
Securities lending income — Affiliated — net	1,839	2,174

Total investment income	696,382	4,458,670

EXPENSES
Investment advisory fees	13,605	66,958

Total expenses	13,605	66,958
Less:
Investment advisory fees waived	(4,913)	—

Total expenses after fees waived	8,692	66,958

Net investment income	687,690	4,391,712

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(197,792)	(777,192)
Investments —Affiliated	(1,504)	—
In-kind redemptions — Unaffiliated	—	(2,611,865)

Net realized loss	(199,296)	(3,389,057)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	115,226	(132,256)
Investments —Affiliated	2,948	—

Net change in unrealized appreciation (depreciation)	118,174	(132,256)

Net realized and unrealized loss	(81,122)	(3,521,313)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$606,568	$870,399

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF
	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$687,690	$811,464	$4,391,712	$11,783,338
Net realized gain (loss)	(199,296)	(217,273)	(3,389,057)	10,797,595
Net change in unrealized appreciation (depreciation)	118,174	(548,365)	(132,256)	(5,393,382)

Net increase in net assets resulting from operations	606,568	45,826	870,399	17,187,551

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(631,077)	(870,159)	(4,447,043)	(11,378,003)
Return of capital	—	(34,002)	—	—

Decrease in net assets resulting from distributions to shareholders	(631,077)	(904,161)	(4,447,043)	(11,378,003)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	14,307,126	14,783,096	(63,358,717)	105,698,855

NET ASSETS
Total increase (decrease) in net assets	14,282,617	13,924,761	(66,935,361)	111,508,403
Beginning of period	38,526,455	24,601,694	272,332,148	160,823,745

End of period	$52,809,072	$38,526,455	$205,396,787	$272,332,148

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$53,141	$(3,472)	$803,355	$858,686

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF
	Six Months Ended			Period From
	08/31/18		Year Ended	11/01/16	(a)
	(unaudited)		02/28/18	to 2/28/17

Net asset value, beginning of period	$48.16		$49.20	$50.00

Net investment income(b)	0.73		1.24	0.40
Net realized and unrealized loss(c)	(0.17)		(0.88)	(0.91)

Net increase (decrease) from investment operations	0.56		0.36	(0.51)

Distributions
From net investment income	(0.71)		(1.35)	(0.29)
Return of capital	—		(0.05)	—

Total distributions	(0.71)		(1.40)	(0.29)

Net asset value, end of period	$48.01		$48.16	$49.20

Total Return
Based on net asset value	1.18	%(d)	0.70%	(1.01	)%(d)

Ratios to Average Net Assets
Total expenses	0.06	%(e)	0.07%	0.08	%(e)

Total expenses after fees waived	0.04	%(e)	0.05%	0.06	%(e)

Net investment income	3.03	%(e)	2.51%	2.53	%(e)

Supplemental Data
Net assets, end of period (000)	$52,809		$38,526	$24,602

Portfolio turnover rate(f)(g)	285	%(d)	504%	108	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized. (e) Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Portfolio turnover rates include to-be-announced (TBA) transactions.

See notes to financial statements.

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$61.20		$61.86	$60.60	$64.40	$58.28	$62.20

Net investment income(a)	1.20		2.39	2.41	2.44	2.46	2.34
Net realized and unrealized gain (loss)(b)	(0.80)		(0.49)	1.27	(3.78)	5.97	(3.55)

Net increase (decrease) from investment operations	0.40		1.90	3.68	(1.34)	8.43	(1.21)

Distributions
From net investment income	(1.19)		(2.56)	(2.42)	(2.46)	(2.31)	(2.71)

Total distributions	(1.19)		(2.56)	(2.42)	(2.46)	(2.31)	(2.71)

Net asset value, end of period	$60.41		$61.20	$61.86	$60.60	$64.40	$58.28

Total Return
Based on net asset value	0.67	%(c)	3.03%	6.08%	(1.98)%	14.72%	(1.82	)%(d)

Ratios to Average Net Assets
Total expenses	0.06	%(e)	0.07%	0.10%	0.12%	0.12%	0.12%

Net investment income	3.94	%(e)	3.79%	3.81%	4.01%	3.95%	3.97%

Supplemental Data
Net assets, end of period (000)	$205,397		$272,332	$160,824	$157,560	$222,187	$29,141

Portfolio turnover rate(f)	6	%(c)	11%	8%	11%	15%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -1.94%. (e) Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Non-diversified
Core 10+ Year USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investment.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core 5-10 Year USD Bond
Barclays Bank PLC	$79,473	$79,473		$—	$—
BMO Capital Markets	9,636	9,636		—	—
Citigroup Global Markets Inc.	96,598	96,598		—	—
JPMorgan Securities LLC	259,812	259,812		—	—
Nomura Securities International Inc.	222,543	222,543		—	—
Scotia Capital (USA) Inc.	4,833	4,833		—	—

	$672,895	$672,895		$—	$—

Core 10+ Year USD Bond
Citigroup Global Markets Inc.	$556,431	$556,431		$—	$—
Goldman Sachs & Co.	218,619	218,619		—	—

	$775,050	$775,050		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

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Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core 5-10 Year USD Bond	$ 539
Core 10+ Year USD Bond	670

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core 10+ Year USD Bond	$—	$607,580

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended August 31, 2018, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$128,577,467	$121,008,021	$3,197,030	$3,948,525
Core 10+ Year USD Bond	8,133,344	5,982,227	5,847,834	8,440,762

For the six months ended August 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$7,349,861	$—
Core 10+ Year USD Bond	29,596,871	90,841,657

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core 5-10 Year USD Bond	$318,002
Core 10+ Year USD Bond	912,302

As of August 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$64,533,368	$136,551	$(969,542)	$(832,991)
Core 10+ Year USD Bond	214,386,937	696,620	(10,421,905)	(9,725,285)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

iShares ETF	Six Months Ended 08/31/18		Year Ended 02/28/18

	Shares	Amount	Shares	Amount
Core 5-10 Year USD Bond
Shares sold	300,000	$14,307,126	300,000	$14,783,096

Core 10+ Year USD Bond Shares sold	500,000	$30,474,529	6,450,000	$400,298,300
Shares redeemed	(1,550,000)	(93,833,246)	(4,600,000)	(294,599,445)

Net increase (decrease)	(1,050,000)	$(63,358,717)	1,850,000	$105,698,855

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

I. iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c)Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c)Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider),objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract (continued)

from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 5-10 Year USD Bond	$0.654320	$—	$0.056232	$0.710552	92%	—%	8%	100%

S U P P L E M E N T A L I N F O R M A T I O N	55

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	57

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Edge High Yield Defensive Bond ETF | HYDB | Cboe BZX

▶	iShares Edge Investment Grade Enhanced Bond ETF | IGEB | Cboe BZX

Fund Summary as of August 31, 2018	iShares® Edge High Yield Defensive Bond ETF

Investment Objective

The iShares Edge High Yield Defensive Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.80%	3.16%	4.55%	3.16%	5.21%
Fund Market	2.22	2.95	5.07	2.95	5.82
Index	1.89	3.38	4.58	3.38	5.22
Bloomberg Barclays U.S. Corporate High Yield Index	2.26	3.40	4.10	3.40	4.67

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 1,018.00	$ 1.78	$ 1,000.00	$ 1,023.40	$ 1.79	0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Ba	33.0%
B	52.9
Caa	14.1

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
1-5 Years	29.9%
5-10 Years	64.6
10-15 Years	1.7
15-20 Years	1.0
More than 20 Years	2.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2018	iShares® Edge Investment Grade Enhanced Bond ETF

Investment Objective

The iShares Edge Investment Grade Enhanced Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated investment grade bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.32%	(1.77)%	0.07%	(1.77)%	0.09%
Fund Market	0.63	(1.68)	0.45	(1.68)	0.51
Index	0.43	(1.61)	0.20	(1.61)	0.23
Bloomberg Barclays U.S. Corporate Index	0.59	(1.01)	0.55	(1.01)	0.63

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate Index is an unmanaged index that measures the USD-denominated, investment grade, fixed-rate, taxable corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 1,003.20	$ 0.91	$ 1,000.00	$ 1,024.30	$ 0.92	0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	0.5%
Aa	1.5
A	16.4
Baa	76.9
Ba	3.8
Not Rated	0.9

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
1-5 Years	5.4%
5-10 Years	74.9
10-15 Years	2.8
15-20 Years	8.0
More than 20 Years	8.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited)	iShares® Edge High Yield Defensive Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.4%
Bombardier Inc.
6.13%, 01/15/23(a)	$75	$75,562
7.50%, 12/01/24 (Call 12/01/20)(a)	25	26,281
7.50%, 03/15/25 (Call 03/15/20)(a)	100	102,750
KLX Inc., 5.88%, 12/01/22 (Call 10/01/18)(a)	100	103,500
TransDigm Inc.
6.38%, 06/15/26 (Call 06/15/21)	100	101,062
6.50%, 07/15/24 (Call 07/15/19)	25	25,406
6.50%, 05/15/25 (Call 05/15/20)	25	25,438
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)	50	48,563

		508,562

Agriculture — 0.6%
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	100	95,750

Airlines — 0.3%
American Airlines Group Inc., 4.63%, 03/01/20(a)(b)	50	50,300

Auto Manufacturers — 2.9%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/19)(a)	100	98,500
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 10/01/18)(a)	150	147,937
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	100	104,000
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)	100	86,500

		436,937

Auto Parts & Equipment — 1.0%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	25	25,000
Meritor Inc., 6.25%, 02/15/24 (Call 02/15/19)(b)	50	50,807
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	50	44,375
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	25	24,563

		144,745

Beverages — 0.5%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)	75	73,451

Building Materials — 1.0%
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 09/01/19)(a)(b)	100	97,125
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 09/17/18)	50	50,688

		147,813

Chemicals — 3.1%
CF Industries Inc., 5.38%, 03/15/44	85	77,562
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(a)	75	79,969
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)	50	51,562
Platform Specialty Products Corp., 6.50%, 02/01/22 (Call 10/01/18)(a)	100	102,250
PolyOne Corp., 5.25%, 03/15/23	50	51,452
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/19)(a)	50	47,642
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)	50	49,063

		459,500

Coal — 1.4%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)(a)	25	25,094
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	50	50,688
SunCoke Energy Partners LP/SunCoke Energy Partners
Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)	75	78,187

Security	Par (000)	Value

Coal (continued)
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(a)	$50	$51,500

		205,469

Commercial Services — 2.8%
ADT Corp. (The), 4.88%, 07/15/32(a)	50	40,750
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(a)	25	24,563
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/01/20)(a)	100	107,875
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 10/01/18)(a)	100	97,105
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(a)	50	49,500
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)(b)	100	98,250

		418,043

Computers — 1.5%
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	100	104,750
NCR Corp.
5.00%, 07/15/22 (Call 10/01/18)	75	73,125
6.38%, 12/15/23 (Call 12/15/18)(b)	50	50,188

		228,063

Cosmetics & Personal Care — 1.3%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)(b)	100	101,625
Avon Products Inc., 7.00%, 03/15/23	50	42,875
Edgewell Personal Care Co., 4.70%, 05/24/22	50	49,640

		194,140

Distribution & Wholesale — 1.2%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)	100	98,000
LKQ Corp., 4.75%, 05/15/23 (Call 05/15/19)	75	75,188

		173,188

Diversified Financial Services — 6.1%
Ally Financial Inc., 8.00%, 11/01/31	100	122,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 02/01/19)	25	25,685
6.38%, 12/15/25 (Call 12/15/20)	50	50,625
6.75%, 02/01/24 (Call 02/01/20)	100	103,250
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)	100	97,750
Navient Corp.
5.88%, 10/25/24(b)	50	48,375
6.13%, 03/25/24(b)	100	99,250
6.75%, 06/25/25	50	49,875
7.25%, 09/25/23	50	52,750
Springleaf Finance Corp.
6.88%, 03/15/25	75	75,022
7.13%, 03/15/26	125	124,384
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/19)(a)(b)	50	51,500

		900,716

Electric — 2.0%
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	100	108,250
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	50	50,500
7.25%, 05/15/26 (Call 05/15/21)(b)	125	134,375

		293,125

Electrical Components & Equipment — 0.9%
Energizer Gamma Acquisition Inc., 6.38%, 07/15/26 (Call 07/15/21)(a)	75	77,531

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Edge High Yield Defensive Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
Energizer Holdings Inc., 5.50%, 06/15/25 (Call 06/15/20)(a)	$50	$49,875

		127,406

Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	125	122,813

Entertainment — 1.8%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/19)	50	50,063
Cinemark USA Inc., 4.88%, 06/01/23 (Call 10/01/18)	75	74,062
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)	25	25,406
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(a)	100	98,250
5.50%, 04/15/27 (Call 04/15/22)(a)	25	24,813

		272,594

Environmental Control — 0.2%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/20)	25	24,924

Food — 2.8%
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)(b)	100	97,125
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	75	72,563
5.88%, 09/30/27 (Call 09/30/22)(a)	75	71,250
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)(a)	150	149,625
5.63%, 01/15/28 (Call 12/01/22)(a)	25	24,156

		414,719

Gas — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	75	74,437
5.75%, 05/20/27 (Call 02/20/27)	75	74,063

		148,500

Health Care - Products — 0.9%
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21 (Call 10/01/18)(a)	125	129,100

Health Care - Services — 6.4%
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	125	118,437
5.13%, 07/15/24 (Call 07/15/19)	50	48,206
Encompass Health Corp., 5.75%, 11/01/24 (Call 10/01/18)	100	101,250
HCA Inc.
5.25%, 04/15/25	100	103,125
5.38%, 02/01/25	50	50,572
5.50%, 06/15/47 (Call 12/15/46)	75	75,188
7.50%, 02/15/22	125	137,187
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	75	76,500
Tenet Healthcare Corp.
6.75%, 06/15/23(b)	50	50,000
7.00%, 08/01/25 (Call 08/01/20)	50	49,906
8.13%, 04/01/22	125	132,031

		942,402

Holding Companies - Diversified — 0.5%
Spectrum Brands Holdings Inc., 7.75%, 01/15/22 (Call 10/01/18)	75	77,063

Home Builders — 1.0%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	25	21,500
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	75	74,438
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	50	49,810

		145,748

Security	Par (000)	Value

Household Products & Wares — 0.7%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)	$100	$101,000

Internet — 1.7%
Netflix Inc., 4.88%, 04/15/28(a)	100	94,750
VeriSign Inc., 4.63%, 05/01/23 (Call 10/01/18)	50	50,710
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	100	104,500

		249,960

Iron &Steel — 1.9%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b) .	75	80,250
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	100	98,206
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)(a)	25	24,125
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/20)	75	76,125

		278,706

Lodging —0.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	25	23,375

Machinery — 0.8%
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	50	48,125
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(a)	75	74,438

		122,563

Manufacturing —0.2%
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(a)	25	26,094

Media — 3.5%
Cable One Inc., 5.75%, 06/15/22 (Call 06/15/19)(a)(b)	50	50,875
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)(b)	115	116,437
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)(a)	100	101,500
6.00%, 07/15/24 (Call 07/15/19)(a)	50	51,955
Virgin Media Secured Finance PLC, 5.50%, 08/15/26 (Call 08/15/21)(a)	200	196,500

		517,267

Mining —3.5%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 09/30/19)(a)	200	212,000
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	50	48,062
5.45%, 03/15/43 (Call 09/15/42)	25	22,303
6.88%, 02/15/23 (Call 02/15/20)	100	106,750
Hecla Mining Co., 6.88%, 05/01/21 (Call 10/01/18)	50	50,421
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)	25	25,125
Joseph T Ryerson &Son Inc., 11.00%, 05/15/22 (Call 05/15/19)(a)	50	55,125

		519,786

Office & Business Equipment — 0.8%
Pitney Bowes Inc.
3.63%, 10/01/21 (Call 09/01/21)	75	71,109
4.63%, 03/15/24 (Call 12/15/23)	60	53,802

		124,911

Oil &Gas — 10.5%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 10/01/18)	125	123,125
Chesapeake Energy Corp., 8.00%, 01/15/25 (Call 01/15/20)	50	51,063
CNX Resources Corp., 5.88%, 04/15/22 (Call 10/01/18)	75	74,996
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 10/01/18)	50	51,000
Denbury Resources Inc., 9.25%, 03/31/22 (Call 03/31/19)(a)	50	53,437

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued)	iShares® Edge High Yield Defensive Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil &Gas (continued)
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	$50	$51,000
Eclipse Resources Corp., 8.88%, 07/15/23 (Call 10/01/18)	50	50,750
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	75	62,250
5.20%, 03/15/25 (Call 12/15/24)(b)	100	83,625
Matador Resources Co., 6.88%, 04/15/23 (Call 09/06/18)	50	52,500
Murphy Oil Corp., 6.88%, 08/15/24 (Call 08/15/19)	50	52,831
Murphy Oil USA Inc., 6.00%, 08/15/23 (Call 10/01/18)(b)	50	51,313
Oasis Petroleum Inc., 6.88%, 03/15/22 (Call 10/01/18)	100	101,875
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	50	52,250
7.25%, 06/15/25 (Call 06/15/20)	75	79,125
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	75	69,750
7.38%, 06/15/25 (Call 03/15/25)	50	48,000
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	75	75,094
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)(a)	100	98,654
5.50%, 02/15/26 (Call 02/15/21)(a)	40	38,300
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)	75	76,406
9.00%, 07/15/23 (Call 07/15/20)(a)	100	107,875
WildHorse Resource Development Corp., 6.88%, 02/01/25 (Call 02/01/20)	50	50,375

		1,555,594

Oil &Gas Services — 2.1%
SESI LLC
7.13%, 12/15/21 (Call 10/01/18)	75	76,125
7.75%, 09/15/24 (Call 09/15/20)	50	51,750
Weatherford International LLC, 9.88%, 03/01/25 (Call 12/01/24)(a)	50	46,875
Weatherford International Ltd.
7.75%, 06/15/21 (Call 05/15/21)	25	24,500
8.25%, 06/15/23 (Call 03/15/23)(b)	50	46,500
9.88%, 02/15/24 (Call 11/15/23)(b)	75	70,875

		316,625

Packaging & Containers — 1.0%
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	50	46,875
5.13%, 07/15/23 (Call 10/01/18)(b)	100	99,500

		146,375

Pipelines — 1.5%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 09/17/18)	75	77,344
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/20)	75	72,562
6.75%, 08/01/22 (Call 10/01/18)	75	76,500

		226,406

Real Estate — 1.7%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	100	98,750
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)	100	99,125
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	50	46,750

		244,625

Real Estate Investment Trusts — 4.3%
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)	50	42,255
CyrusOne LP/CyrusOne Finance Corp., 5.00%, 03/15/24 (Call 03/15/20)	50	50,625
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)(b)	100	96,875

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)(a)	$10	$9,463
5.75%, 08/15/24 (Call 09/11/18)	100	99,125
6.00%, 08/15/23 (Call 09/11/18)(b)	50	51,312
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24 (Call 03/01/19)	50	52,715
Starwood Property Trust Inc., 5.00%,12/15/21 (Call 09/15/21)	100	100,750
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/19)(a)	20	18,069
8.25%, 10/15/23 (Call 04/15/19)	125	117,774

		638,963

Retail — 3.2%
1011778 BC ULC/New Red Finance Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)	125	120,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)(a)	125	124,687
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	25	25,000
L Brands Inc.
6.75%, 07/01/36	55	44,825
6.88%, 11/01/35(b)	125	104,100
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)	50	49,000

		468,237

Semiconductors — 0.8%
Sensata Technologies BV, 4.88%, 10/15/23(a)	125	125,000

Software — 3.0%
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)(b)	50	51,250
5.88%, 06/15/26 (Call 06/15/21)	10	10,266
First Data Corp.
5.75%, 01/15/24 (Call 01/15/19)(a)	100	102,000
7.00%, 12/01/23 (Call 12/01/18)(a)	100	104,050
MSCI Inc., 5.75%, 08/15/25 (Call 08/15/20)(a)	75	78,375
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)	50	51,625
PTC Inc., 6.00%, 05/15/24 (Call 05/15/19)	50	52,500

		450,066

Telecommunications — 8.0%
CenturyLink Inc.
7.60%, 09/15/39	100	89,500
7.65%, 03/15/42	75	67,125
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	75	80,250
CommScope Inc., 5.00%, 06/15/21 (Call 09/11/18)(a)	50	50,250
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(b)	125	73,125
7.63%, 04/15/24	110	69,300
8.50%, 04/01/26 (Call 04/01/21)(a)	25	23,520
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/19)(a)(b)	75	70,875
Hughes Satellite Systems Corp.
5.25%, 08/01/26	75	71,719
6.63%, 08/01/26	75	71,813
Nokia OYJ, 6.63%, 05/15/39	50	53,750
Plantronics Inc., 5.50%, 05/31/23 (Call 10/01/18)(a)(b)	50	49,625
Sprint Capital Corp., 8.75%, 03/15/32	75	82,875
Sprint Corp.
7.13%, 06/15/24	75	77,812
7.63%, 02/15/25 (Call 11/15/24)	150	159,187
7.63%, 03/01/26 (Call 11/01/25)	50	52,508

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Edge High Yield Defensive Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
7.88%, 09/15/23	$25	$26,906
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(a)	25	23,500

		1,193,640

Toys, Games & Hobbies — 0.7%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)	100	97,944

Transportation — 0.9%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)	50	51,500
6.50%, 06/15/22 (Call 10/01/18)(a)	75	77,473

		128,973

Trucking & Leasing —0.3%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(a)	50	51,750

Total Corporate Bonds & Notes — 96.7% (Cost: $14,529,189)		14,342,931

Short-Term Investments

Money Market Funds — 16.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.15%(c)(d)(e)	2,120	2,121,028

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(c)(d)	243	$242,709

		2,363,737

Total Short-Term Investments — 16.0% (Cost: $2,363,161)		2,363,737

Total Investments in Securities — 112.7% (Cost: $16,892,350)		16,706,668

Other Assets, Less Liabilities — (12.7)%		(1,878,013)

Net Assets — 100.0%		$14,828,655

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,690	430	2,120	$2,121,028	$6,682	(b)	$47	$616
BlackRock Cash Funds: Treasury, SL Agency Shares	312	(69)	243	242,709	1,929		—	—

				$2,363,737	$8,611		$47	$616

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$14,342,931	$—	$14,342,931
Money Market Funds	2,363,737	—	—	2,363,737

	$2,363,737	$14,342,931	$—	$16,706,668

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited)	iShares® Edge Investment Grade Enhanced Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$235	$226,875
3.65%, 11/01/24 (Call 08/01/24)	200	195,634

		422,509

Aerospace & Defense — 2.9%
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	130	126,469
4.40%, 06/15/28 (Call 03/15/28)	200	201,341
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	130	125,194
3.55%, 01/15/26 (Call 10/15/25)	40	39,764
Northrop Grumman Corp., 4.75%, 06/01/43	75	77,791
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	25	24,412
3.20%, 03/15/24 (Call 01/15/24)	80	77,674
3.50%, 03/15/27 (Call 12/15/26)	300	287,577
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	110	110,587
United Technologies Corp.
2.80%, 05/04/24 (Call 03/04/24)	100	95,443
4.50%, 06/01/42	260	257,818
5.70%, 04/15/40	205	233,626

		1,657,696

Agriculture — 1.9%
Altria Group Inc., 5.38%, 01/31/44	130	142,399
BAT Capital Corp., 3.22%, 08/15/24 (Call 06/15/24)(a)	120	114,866
Philip Morris International Inc., 6.38%, 05/16/38	245	296,442
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)(b)	225	228,214
5.70%, 08/15/35 (Call 02/15/35)	215	232,335
5.85%, 08/15/45 (Call 02/15/45)	50	54,625

		1,068,881

Airlines — 0.4%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	170	168,535
4.38%, 04/19/28 (Call 01/19/28)	85	83,064

		251,599

Auto Manufacturers — 2.5%
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	95	89,293
7.45%, 07/16/31	200	221,921
Ford Motor Credit Co. LLC
4.13%, 08/04/25	200	188,932
4.39%, 01/08/26	200	190,040
General Motors Co., 6.60%, 04/01/36 (Call 10/01/35)	140	150,290
General Motors Financial Co. Inc.
3.95%, 04/13/24 (Call 02/13/24)	100	97,892
4.00%, 01/15/25 (Call 10/15/24)	110	106,626
4.30%, 07/13/25 (Call 04/13/25)	60	59,094
4.35%, 04/09/25 (Call 02/09/25)	100	98,749
5.25%, 03/01/26 (Call 12/01/25)	210	216,714

		1,419,551

Auto Parts & Equipment — 0.3%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	205	193,390

Security	Par (000)	Value

Banks — 10.8%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)(c)(d)	$40	$38,295
4.00%, 01/22/25(b)	70	69,245
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	400	380,081
3.75%, 03/09/27 (Call 02/09/27)	200	190,932
3.80%, 01/31/28 (Call 12/31/27)	50	47,625
Citigroup Inc.
3.40%, 05/01/26	310	296,854
3.70%, 01/12/26	250	244,326
4.60%, 03/09/26	120	121,162
5.50%, 09/13/25	165	175,731
8.13%, 07/15/39	200	287,832
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	280	272,684
3.50%, 11/16/26 (Call 11/16/25)	335	319,204
3.75%, 05/22/25 (Call 02/22/25)	235	231,497
3.75%, 02/25/26 (Call 11/25/25)	120	117,565
3.85%, 07/08/24 (Call 04/08/24)	225	224,533
4.00%, 03/03/24	75	75,716
HSBC Holdings PLC
3.90%, 05/25/26	250	246,122
4.25%, 03/14/24	400	401,394
JPMorgan Chase &Co.
3.13%, 01/23/25 (Call 10/23/24)	135	130,075
3.20%, 06/15/26 (Call 03/15/26)	200	190,992
3.30%, 04/01/26 (Call 01/01/26)	370	357,044
3.90%, 07/15/25 (Call 04/15/25)	200	201,272
Morgan Stanley
3.63%, 01/20/27	250	240,854
3.88%, 01/27/26	120	118,431
Series F, 3.88%, 04/29/24	95	95,531
Royal Bank of Canada, 4.65%, 01/27/26	250	257,180
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23	400	389,969
Societe Generale SA, 4.25%, 08/19/26(a)	200	193,144
Wells Fargo &Co.
3.00%, 02/19/25	65	62,002
3.00%, 04/22/26	305	286,242

		6,263,534

Beverages — 2.0%
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	240	235,031
Anheuser-Busch InBev Worldwide Inc., 8.20%, 01/15/39	155	221,527
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	100	94,636
4.25%, 05/01/23	280	285,468
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)(a)	300	304,492

		1,141,154

Biotechnology — 2.0%
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	280	283,166
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	300	303,480
5.20%, 09/15/45 (Call 03/15/45)	70	75,310
Celgene Corp.
3.45%, 11/15/27 (Call 08/15/27)	90	84,738
3.88%, 08/15/25 (Call 05/15/25)	350	345,159
3.90%, 02/20/28 (Call 11/20/27)	90	87,654

		1,179,507

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Edge Investment Grade Enhanced Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.1%
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	$80	$74,288

Chemicals — 1.6%
Dow Chemical Co. (The), 4.38%, 11/15/42 (Call 05/15/42)	110	104,176
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(b)	305	290,099
Nutrien Ltd.
3.38%, 03/15/25 (Call 12/15/24)	120	113,974
3.63%, 03/15/24 (Call 12/15/23)	40	39,179
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	285	271,687
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	105	99,316

		918,431

Commercial Services — 2.3%
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	140	130,560
3.25%, 12/01/27 (Call 09/01/27)(b)	140	135,415
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	250	252,190
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	240	248,997
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	85	85,598
4.80%, 04/01/26 (Call 01/01/26)	215	222,435
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(b)	225	223,332
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)	50	49,624

		1,348,151

Computers — 1.1%
Apple Inc.
3.20%, 05/11/27 (Call 02/11/27)	70	68,125
3.35%, 02/09/27 (Call 11/09/26)	200	197,298
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	50	50,255
4.75%, 04/15/27 (Call 01/15/27)	15	15,309
HP Inc., 6.00%, 09/15/41	275	281,754

		612,741

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)(b)	200	190,991
3.65%, 07/21/27 (Call 04/21/27)	200	185,410
Air Lease Corp., 3.63%, 12/01/27 (Call 09/01/27)	250	232,676
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	150	143,414
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	150	149,606
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	95	92,311
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	105	102,155
International Lease Finance Corp., 5.88%, 08/15/22	100	106,519
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	60	58,659
Raymond James Financial Inc., 3.63%, 09/15/26	75	72,531

		1,334,272

Electric — 8.1%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	30	28,298
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)(b)	215	211,695
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	130	120,514
3.80%, 03/15/27 (Call 12/15/26)	30	29,607
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)	90	87,610
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	235	213,900
3.75%, 04/15/24 (Call 01/15/24)	205	205,932
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	15	14,567
3.40%, 10/01/46 (Call 04/01/46)	105	93,033

Security	Par (000)	Value

Electric (continued)
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	$452	$453,355
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	250	231,430
Entergy Louisiana LLC, 4.00%, 03/15/33 (Call 12/15/32)	175	178,127
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	150	144,604
3.95%, 06/15/25 (Call 03/15/25)	265	266,349
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	70	71,686
6.25%, 10/01/39	60	64,973
FirstEnergy Corp.
Series B, 4.25%, 03/15/23 (Call 12/15/22)	150	153,037
Series C, 7.38%, 11/15/31	195	252,996
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	105	100,188
3.95%, 03/01/48 (Call 09/01/47)(b)	120	120,125
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	350	323,549
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	185	180,010
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	75	75,033
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	190	177,751
3.40%, 02/01/28 (Call 10/01/27)	310	291,579
Southern California Edison Co., 4.65%, 10/01/43 (Call 04/01/43)	40	42,183
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	170	163,951
3.25%, 07/01/26 (Call 04/01/26)	375	353,052

		4,649,134

Electronics — 1.1%
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	100	94,296
3.88%, 01/12/28 (Call 10/12/27)	45	42,532
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	290	272,280
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	110	112,272
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	100	102,039

		623,419

Entertainment — 0.5%
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26	300	311,535

Environmental Control — 0.8%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	120	112,021
3.38%, 11/15/27 (Call 08/15/27)	130	124,975
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(b)	210	200,258

		437,254

Food — 4.9%
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	180	175,039
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	130	121,525
4.00%, 04/17/25 (Call 02/17/25)	60	60,030
4.20%, 04/17/28 (Call 01/17/28)	135	134,755
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	60	56,273
JM Smucker Co. (The), 3.50%, 03/15/25	350	340,020
Kellogg Co.
3.25%, 04/01/26(b)	260	246,925
3.40%, 11/15/27 (Call 08/15/27)	65	61,629
4.30%, 05/15/28 (Call 02/15/28)	50	50,494

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® Edge Investment Grade Enhanced Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	$80	$73,006
3.95%, 07/15/25 (Call 04/15/25)	280	275,778
6.88%, 01/26/39	155	182,869
McCormick &Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	210	201,421
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	90	90,589
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	220	211,333
3.75%, 10/01/25 (Call 07/01/25)(b)	100	99,313
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	60	56,977
3.95%, 08/15/24 (Call 05/15/24)	395	396,590

		2,834,566

Forest Products & Paper — 0.2%
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)(b)	150	138,924

Health Care - Products — 4.4%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	130	124,600
3.75%, 11/30/26 (Call 08/30/26)	260	258,875
4.75%, 11/30/36 (Call 05/30/36)	90	95,933
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)(b)	235	215,711
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	210	201,262
3.73%, 12/15/24 (Call 09/15/24)	265	261,035
Boston Scientific Corp.
3.85%, 05/15/25	280	281,321
4.00%, 03/01/28 (Call 12/01/27)(b)	100	99,599
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	150	146,576
3.50%, 03/15/26 (Call 12/15/25)	215	210,901
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	125	116,676
4.15%, 02/01/24 (Call 11/01/23)	275	281,518
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	235	226,699

		2,520,706

Health Care - Services — 3.2%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	105	101,255
3.50%, 11/15/24 (Call 08/15/24)	230	225,467
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)(b)	205	201,429
3.65%, 12/01/27 (Call 09/01/27)	180	171,577
4.10%, 03/01/28 (Call 12/01/27)	130	127,776
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	100	90,356
3.25%, 04/15/25 (Call 01/15/25)	225	213,882
Humana Inc.
3.95%, 03/15/27 (Call 12/15/26)	80	79,139
4.95%, 10/01/44 (Call 04/01/44)	220	230,753
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	250	245,063
3.60%, 09/01/27 (Call 06/01/27)	30	28,833
4.70%, 02/01/45 (Call 08/01/44)	40	39,471
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)(b)	75	71,627

		1,826,628

Security	Par (000)	Value

Holding Companies - Diversified — 0.5%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	$150	$144,320
3.63%, 01/19/22 (Call 12/19/21)	30	29,420
4.25%, 03/01/25 (Call 01/01/25)	100	96,837

		270,577

Insurance — 2.6%
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	55	52,470
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	140	136,757
3.88%, 01/15/35 (Call 07/15/34)	40	36,341
3.90%, 04/01/26 (Call 01/01/26)	50	49,094
4.13%, 02/15/24	160	162,102
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	200	200,265
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	50	49,922
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	230	243,199
Chubb INA Holdings Inc., 3.15%, 03/15/25	180	175,906
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	65	61,001
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(a)	95	95,045
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	85	86,147
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	70	68,862
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	70	68,524

		1,485,635

Internet — 1.7%
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(b)	130	125,527
3.60%, 06/01/26 (Call 03/01/26)	185	180,930
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	285	279,222
3.60%, 06/05/27 (Call 03/05/27)	115	109,978
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	245	229,935
5.00%, 02/15/26 (Call 11/15/25)	60	62,157

		987,749

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	85	79,643

Lodging — 0.4%
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	255	239,637

Machinery — 0.6%
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	105	102,774
Wabtec Corp./DE, 3.45%, 11/15/26 (Call 08/15/26)	190	176,783
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	50	47,381

		326,938

Manufacturing —0.2%
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	90	86,833
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	40	37,733

		124,566

Media — 2.2%
21st Century Fox America Inc.
6.20%, 12/15/34	300	365,184
6.40%, 12/15/35	20	24,759

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Edge Investment Grade Enhanced Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
CBS Corp.
3.38%, 02/15/28 (Call 11/15/27)	$160	$146,845
3.70%, 06/01/28 (Call 03/01/28)(a)	40	37,489
4.00%, 01/15/26 (Call 10/15/25)	130	127,218
NBCUniversal Media LLC
5.15%, 04/30/20	30	31,062
5.95%, 04/01/41	20	23,221
Warner Media LLC
3.60%, 07/15/25 (Call 04/15/25)	100	96,071
3.80%, 02/15/27 (Call 11/15/26)	230	220,788
3.88%, 01/15/26 (Call 10/15/25)	190	184,506

		1,257,143

Mining —1.5%
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	290	288,308
Newmont Mining Corp., 4.88%, 03/15/42 (Call 09/15/41)	265	260,972
Southern Copper Corp.
5.88%, 04/23/45	150	162,978
6.75%, 04/16/40	145	171,707

		883,965

Oil &Gas — 3.2%
Andeavor, 5.13%, 12/15/26 (Call 09/15/26)	105	111,404
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	55	53,508
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)(b)	85	81,697
4.38%, 06/01/24 (Call 03/01/24)	200	202,686
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	140	133,988
4.38%, 01/15/25 (Call 01/15/20)	180	181,734
ConocoPhillips Holding Co., 6.95%, 04/15/29	255	320,896
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	160	158,686
4.65%, 11/15/34 (Call 05/15/34)	230	233,425
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	130	123,958
6.63%, 06/15/37	225	272,330

		1,874,312

Pharmaceuticals — 4.5%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	250	235,544
3.60%, 05/14/25 (Call 02/14/25)	200	195,365
4.50%, 05/14/35 (Call 11/14/34)	110	107,628
AstraZeneca PLC
4.00%, 09/18/42	30	28,260
6.45%, 09/15/37	205	256,963
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	195	179,149
3.88%, 07/20/25 (Call 04/20/25)	380	374,973
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	100	128,675
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(b)	100	96,715
Pfizer Inc., 7.20%, 03/15/39	170	236,397
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	180	167,778
Wyeth LLC, 5.95%, 04/01/37	265	322,662
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	80	74,844
4.50%, 11/13/25 (Call 08/13/25)	145	151,385
4.70%, 02/01/43 (Call 08/01/42)	60	61,725

		2,618,063

Security	Par (000)	Value

Pipelines — 6.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	$80	$78,762
4.25%, 12/01/27 (Call 09/01/27)	120	118,461
5.25%, 01/15/25 (Call 01/15/21)	100	102,375
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	185	185,725
3.90%, 02/15/24 (Call 11/15/23)	310	313,518
EQT Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	95	89,259
Series 5Y, 4.75%, 07/15/23 (Call 06/15/23)	200	202,913
Kinder Morgan Inc./DE
4.30%, 03/01/28 (Call 12/01/27)	265	262,798
5.30%, 12/01/34 (Call 06/01/34)	200	204,016
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	120	117,495
4.88%, 06/01/25 (Call 03/01/25)	150	155,826
5.50%, 02/15/23 (Call 10/01/18)	90	92,088
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	200	195,429
4.95%, 07/13/47 (Call 01/06/47)	15	15,008
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	300	319,957
5.88%, 06/30/26 (Call 12/31/25)	175	189,345
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	250	262,801
7.63%, 01/15/39	160	214,101
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	260	319,865
Williams Companies Inc. (The), 4.00%, 09/15/25 (Call 06/15/25)	150	148,288

		3,588,030

Real Estate Investment Trusts — 5.4%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	80	77,252
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	130	122,046
4.00%, 06/01/25 (Call 03/01/25)	70	69,461
5.00%, 02/15/24	150	157,552
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	100	91,575
3.65%, 02/01/26 (Call 11/03/25)	250	244,548
Crown Castle International Corp.
4.45%, 02/15/26 (Call 11/15/25)	185	186,668
5.25%, 01/15/23	235	247,253
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	275	264,246
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	135	132,903
4.00%, 06/01/25 (Call 03/01/25)	205	203,166
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	85	80,917
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	85	79,858
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	70	67,726
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	80	76,008
Realty Income Corp.
3.65%, 01/15/28 (Call 10/15/27)	120	116,819
4.13%, 10/15/26 (Call 07/15/26)	15	15,167
4.65%, 08/01/23 (Call 05/01/23)	185	192,975
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	70	67,370
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	70	68,680

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® Edge Investment Grade Enhanced Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	$50	$48,770
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	85	83,267
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	120	114,418
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	125	124,036
4.25%, 04/15/28 (Call 01/15/28)	200	199,202

		3,131,883

Retail — 1.0%
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(b)	65	63,448
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	75	71,880
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	260	247,919
3.80%, 11/18/24 (Call 08/18/24)	175	173,100

		556,347

Semiconductors — 2.5%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	110	106,192
3.90%, 12/15/25 (Call 09/15/25)	220	218,906
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	330	319,532
3.88%, 01/15/27 (Call 10/15/26)	200	187,120
KLA-Tencor Corp., 4.65%, 11/01/24 (Call 08/01/24)	250	258,907
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	70	66,484
QUALCOMM Inc., 4.65%, 05/20/35 (Call 11/20/34)	70	70,988
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	200	192,105

		1,420,234

Shipbuilding —0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	50	47,485

Software — 3.2%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	125	120,207
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)(b)	55	51,530
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	30	28,735
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	150	148,768
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	225	218,891
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	200	186,409
5.00%, 10/15/25 (Call 07/15/25)	155	164,291
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	195	194,045
Microsoft Corp., 4.20%, 11/03/35 (Call 05/03/35)	245	257,611
Oracle Corp.
3.85%, 07/15/36 (Call 01/15/36)	40	38,913
6.50%, 04/15/38	60	77,310
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)(b)	50	48,524
3.90%, 08/21/27 (Call 05/21/27)	305	288,963

		1,824,197

Telecommunications — 6.2%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	180	171,137
3.95%, 01/15/25 (Call 10/15/24)	255	251,417
4.25%, 03/01/27 (Call 12/01/26)	430	424,577
4.45%, 04/01/24 (Call 01/01/24)	145	148,573

Security	Par/ Shares (000)	Value

Telecommunications (continued)
6.00%, 08/15/40 (Call 05/15/40)	$90	$94,966
6.38%, 03/01/41	205	224,284
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	225	304,643
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)(b)	55	54,682
Orange SA, 9.00%, 03/01/31	100	141,772
Verizon Communications Inc.
4.13%, 03/16/27	420	422,332
4.27%, 01/15/36	325	306,922
4.40%, 11/01/34 (Call 05/01/34)	210	203,166
4.50%, 08/10/33	185	182,768
5.25%, 03/16/37	175	185,344
Vodafone Group PLC
4.38%, 02/19/43	90	81,451
5.00%, 05/30/38(b)	60	59,818
6.15%, 02/27/37	290	325,543

		3,583,395

Textiles — 0.4%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	250	247,771

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	85	79,621

Transportation — 1.0%
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	100	99,186
FedEx Corp., 5.10%, 01/15/44	185	194,854
United Parcel Service Inc., 6.20%, 01/15/38	225	282,859

		576,899

Total Corporate Bonds & Notes — 97.7% (Cost: $57,013,575)		56,431,960

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.15%(e)(f)(g)	2,404	2,404,435
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(e)(f)	431	431,405

		2,835,840

Total Short-Term Investments — 4.9% (Cost: $2,835,453)		2,835,840

Total Investments in Securities — 102.6% (Cost: $59,849,028)		59,267,800

Other Assets, Less Liabilities — (2.6)%		(1,482,085)

Net Assets — 100.0%		$57,785,715

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.

(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Edge Investment Grade Enhanced Bond ETF
August 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	210	2,194	2,404	$2,404,435	$2,445	(b)	$(22)	$387
BlackRock Cash Funds: Treasury, SL Agency Shares	74	357	431	431,405	3,495		—	—

				$2,835,840	$5,940		$(22)	$387

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$56,431,960	$—	$56,431,960
Money Market Funds	2,835,840	—	—	2,835,840

	$2,835,840	$56,431,960	$—	$59,267,800

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statements of Assets and Liabilities (unaudited)

August 31, 2018

	iShares Edge High Yield Defensive Bond ETF	iShares Edge Investment Grade Enhanced Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$14,342,931	$56,431,960
Affiliated(c)	2,363,737	2,835,840
Receivables:
Investments sold	476,130	2,856,621
Securities lending income — Affiliated	1,296	745
Dividends	386	670
Interest	241,812	601,396

Total assets	17,426,292	62,727,232

LIABILITIES
Collateral on securities loaned, at value	2,120,675	2,404,100
Payables:
Investments purchased	472,561	2,528,614
Investment advisory fees	4,401	8,803

Total liabilities	2,597,637	4,941,517

NET ASSETS	$14,828,655	$57,785,715

NET ASSETS CONSIST OF:
Paid-in capital	$15,032,975	$58,424,529
Undistributed net investment income	64,801	115,218
Accumulated net realized loss	(83,439)	(172,804)
Net unrealized depreciation	(185,682)	(581,228)

NET ASSETS	$14,828,655	$57,785,715

Shares outstanding	300,000	1,200,000

Net asset value	$49.43	$48.15

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$2,035,227	$2,326,759
(b) Investments, at cost — Unaffiliated	$14,529,189	$57,013,575
(c) Investments, at cost — Affiliated	$2,363,161	$2,835,453

See notes to financial statements.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2018

	iShares Edge High Yield Defensive Bond ETF	iShares Edge Investment Grade Enhanced Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,929	$3,495
Interest — Unaffiliated	434,626	672,412
Securities lending income — Affiliated — net	6,682	2,445
Other income — Unaffiliated	5,941	—

Total investment income	449,178	678,352

EXPENSES
Investment advisory fees	25,301	30,785

Total expenses	25,301	30,785

Net investment income	423,877	647,567

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(72,329)	(169,667)
Investments — Affiliated	47	(22)

Net realized loss	(72,282)	(169,689)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(83,092)	(324,299)
Investments — Affiliated	616	387

Net change in unrealized appreciation (depreciation)	(82,476)	(323,912)

Net realized and unrealized loss	(154,758)	(493,601)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$269,119	$153,966

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

	iShares Edge High Yield Defensive Bond ETF		iShares Edge Investment Grade Enhanced Bond ETF
	Six Months Ended 08/31/18 (unaudited)	Period From 07/11/17(a) to 02/28/18	Six Months Ended 08/31/18 (unaudited)	Period From 07/11/17(a) to 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$423,877	$388,737	$647,567	$209,812
Net realized loss	(72,282)	(11,157)	(169,689)	(3,115)
Net change in unrealized appreciation (depreciation)	(82,476)	(103,206)	(323,912)	(257,316)

Net increase (decrease) in net assets resulting from operations	269,119	274,374	153,966	(50,619)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(406,036)	(341,777)	(553,477)	(188,684)

Decrease in net assets resulting from distributions to shareholders	(406,036)	(341,777)	(553,477)	(188,684)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,468,191	12,564,784	48,414,589	10,009,940

NET ASSETS
Total increase in net assets	2,331,274	12,497,381	48,015,078	9,770,637
Beginning of period	12,497,381	—	9,770,637	—

End of period	$14,828,655	$12,497,381	$57,785,715	$9,770,637

Undistributed net investment income included in net assets at end of period	$64,801	$46,960	$115,218	$21,128

(a)	Commencement of operations.

See notes to financial statements.

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge High Yield Defensive Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Period From 07/11/17(a) to 2/28/18

Net asset value, beginning of period	$49.99		$49.90

Net investment income(b)	1.46		1.78
Net realized and unrealized loss(c)		(0.59)		(0.11)

Net increase from investment operations	0.87		1.67

Distributions
From net investment income		(1.43)		(1.58)

Total distributions		(1.43)		(1.58)

Net asset value, end of period	$49.43		$49.99

Total Return
Based on net asset value	1.80	%(d)	3.35	%(d)

Ratios to Average Net Assets
Total expenses	0.35	%(e)	0.35	%(e)

Net investment income	5.86	%(e)	5.55	%(e)

Supplemental Data
Net assets, end of period (000)	$14,829		$12,497

Portfolio turnover rate(f)	27	%(d)	36	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge Investment Grade Enhanced Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Period From 07/11/17(a) to 2/28/18

Net asset value, beginning of period	$48.85		$49.90

Net investment income(b)	0.92		1.05
Net realized and unrealized loss(c)		(0.77)		(1.16)

Net increase (decrease) from investment operations	0.15			(0.11)

Distributions
From net investment income		(0.85)		(0.94)

Total distributions		(0.85)		(0.94)

Net asset value, end of period	$48.15		$48.85

Total Return
Based on net asset value	0.32	%(d)	(0.23	)%(d)

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18	%(e)

Net investment income	3.79	%(e)	3.29	%(e)

Supplemental Data
Net assets, end of period (000)	$57,786		$9,771

Portfolio turnover rate(f)	31	%(d)	36	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge High Yield Defensive Bond	Diversified
Edge Investment Grade Enhanced Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Edge High Yield Defensive Bond
Barclays Bank PLC	$250,443	$250,443	$—	$—
Credit Suisse Securities (USA) LLC	369,323	369,323	—	—
JPMorgan Securities LLC	1,365,278	1,365,278	—	—
Merrill Lynch, Pierce, Fenner &Smith	50,183	50,183	—	—

	$2,035,227	$2,035,227	$—	$—

Edge Investment Grade Enhanced Bond
Barclays Bank PLC	$224,093	$224,093	$—	$—
JPMorgan Securities LLC	1,779,121	1,779,121	—	—
Merrill Lynch, Pierce, Fenner &Smith	323,545	323,545	—	—

	$2,326,759	$2,326,759	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge High Yield Defensive Bond	0.35%
Edge Investment Grade Enhanced Bond	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, creates, sponsors and publishes the underlying index for each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge High Yield Defensive Bond	$2,096
Edge Investment Grade Enhanced Bond	869

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of August 31, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Edge High Yield Defensive Bond	1	43%
Edge Investment Grade Enhanced Bond	2	24

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Edge High Yield Defensive Bond	$6,175,465	$3,668,325
Edge Investment Grade Enhanced Bond	57,217,221	9,815,592

There were no in-kind transactions for the six months ended August 31, 2018.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge High Yield Defensive Bond	$10,887
Edge Investment Grade Enhanced Bond	3,084

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge High Yield Defensive Bond	$16,892,620	$116,073	$(302,025)	$(185,952)
Edge Investment Grade Enhanced Bond	59,849,059	52,173	(633,432)	(581,259)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/18		Period Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount
Edge High Yield Defensive Bond
Shares sold	50,000	$2,468,191	250,000	$12,564,784

Edge Investment Grade Enhanced Bond
Shares sold	1,000,000	$48,414,589	200,000	$10,009,940

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

I. iShares Edge High Yield Defensive Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	29

Board Review and Approval of Investment Advisory Contract (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Edge Investment Grade Enhanced Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	31

Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

		Total Cumulative Distributions for the Fiscal Year-to-Date			% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge High Yield Defensive Bond	$1.399337	$—	$0.032521	$1.431858	98%	—%	2%	100%
Edge Investment Grade Enhanced Bond	0.779345	—	0.066813	0.846158	92	—	8	100

S U P P L E M E N T A L I N F O R M A T I O N	33

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

© 2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares ESG 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ

▶	iShares ESG USD Corporate Bond ETF | SUSC | NASDAQ

Fund Summary as of August 31, 2018	iShares® ESG 1-5 Year USD Corporate Bond ETF

Investment Objective

The iShares ESG 1-5 Year USD Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics of the broader market, as represented by the Bloomberg Barclays MSCI U.S. Corporate 1-5 Year ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.02%	(0.17)%	0.48%	(0.17)%	0.55%
Fund Market	1.02	(0.17)	0.76	(0.17)	0.87
Index	1.07	0.04	0.76	0.04	0.86

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,010.20	$0.61		$1,000.00	$1,024.60	$0.61		0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.6%
Aa	18.2
A	34.7
Baa	41.6
Ba	2.8
Not Rated	0.1

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
1-2 Years	16.8%
2-3 Years	32.1
3-4 Years	31.4
4-5 Years	19.3
5-6 Years	0.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2018	iShares® ESG USD Corporate Bond ETF

Investment Objective

The iShares ESG USD Corporate Bond ETF seeks to track the investment results of an index composed of U.S. Dollar denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics of the broader market, as represented by the Bloomberg Barclays MSCI U.S. Corporate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.35%	(1.31)%	0.20%	(1.31)%	0.23%
Fund Market	0.26	(1.50)	0.45	(1.50)	0.51
Index	0.48	(1.12)	0.50	(1.12)	0.57

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,003.50	$0.91		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	3.1%
Aa	12.1
A	35.2
Baa	46.6
Ba	2.6
Not Rated	0.4

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
0-1 Year	1.0%
1-5 Years	38.4
5-10 Years	28.6
10-15 Years	1.5
15-20 Years	5.8
More than 20 Years	24.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited)	iShares® ESG 1-5 Year USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising —1.2%
WPP Finance 2010
3.63%, 09/07/22	$335	$328,930
4.75%, 11/21/21	125	128,420

		457,350

Aerospace & Defense — 0.5%
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)	200	195,312

Agriculture — 1.2%
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	350	338,751
3.50%, 11/24/20 (Call 10/24/20)	150	149,933

		488,684

Airlines — 0.1%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	10	9,918
3.80%, 04/19/23 (Call 03/19/23)	45	44,477

		54,395

Apparel — 0.6%
VF Corp., 3.50%, 09/01/21 (Call 06/21/21)	250	252,728

Auto Manufacturers — 0.9%
American Honda Finance Corp.
1.65%, 07/12/21	124	119,049
1.70%, 09/09/21	160	153,454
Series A, 2.15%, 03/13/20	62	61,224

		333,727

Banks — 30.8%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 09/23/19	25	24,781
2.30%, 06/01/21	50	48,685
2.63%, 05/19/22	50	48,545
2.63%, 11/09/22	100	96,731
2.70%, 11/16/20	500	494,925
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	450	446,193
Bancolombia SA, 5.95%, 06/03/21	50	52,514
Bank of Montreal
1.90%, 08/27/21	340	327,593
2.35%, 09/11/22	155	149,197
2.55%, 11/06/22 (Call 10/06/22)	19	18,400
Bank of New York Mellon Corp. (The)
2.66%, 05/16/23 (Call 05/16/22)(a)(b)	30	29,168
4.15%, 02/01/21	100	102,579
Bank of Nova Scotia (The)
2.35%, 10/21/20	89	87,580
2.45%, 03/22/21	62	60,762
2.45%, 09/19/22	109	105,293
2.70%, 03/07/22(c)	180	176,344
2.80%, 07/21/21	275	271,510
4.38%, 01/13/21	30	30,793
4.65%, (Call 10/12/22)(a)(b)(d)	50	46,465
Barclays PLC, 4.34%, 05/16/24 (Call 05/16/23)(a)(b)	50	49,641
BNP Paribas SA, 3.25%, 03/03/23	100	99,058
BPCE SA
2.25%, 01/27/20	100	98,770
2.65%, 02/03/21	325	319,319
2.75%,12/02/21	60	58,676

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	$520	$514,010
2.55%, 06/16/22	205	199,043
Citigroup Inc.
2.88%, 07/24/23 (Call 07/24/22)(a)(b)	75	72,837
3.38%, 03/01/23	15	14,840
3.50%, 05/15/23	30	29,616
4.04%, 06/01/24 (Call 06/01/23)(a)(b)	80	80,866
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	300	301,308
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	60	59,711
2.30%, 03/12/20	250	246,915
2.40%, 11/02/20	250	245,490
2.55%, 03/15/21	50	49,089
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	425	423,555
2.88%, 06/29/22 (Call 05/29/22)	275	266,346
Deutsche Bank AG, 4.25%, 10/14/21	42	41,780
Deutsche Bank AG/New York NY
3.30%, 11/16/22	100	95,151
3.95%, 02/27/23	100	97,321
Goldman Sachs Group Inc. (The)
2.91%, 06/05/23 (Call 06/05/22)(a)(b)	40	38,884
2.91%, 07/24/23 (Call 07/24/22)(a)(b)	20	19,416
3.00%, 04/26/22 (Call 04/26/21)	75	73,661
3.20%, 02/23/23 (Call 01/23/23)	70	68,798
5.25%, 07/27/21	170	178,344
5.75%, 01/24/22	188	201,002
ING Groep NV, 3.15%, 03/29/22	64	63,073
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	100	96,533
2.50%, 11/22/21	50	48,764
Mizuho Financial Group Inc.
2.60%, 09/11/22	100	96,362
2.95%, 02/28/22	70	68,617
Morgan Stanley
2.63%, 11/17/21	86	83,961
2.75%, 05/19/22	210	204,830
3.75%, 02/25/23	200	201,214
4.88%, 11/01/22	75	78,158
5.50%, 07/28/21	145	153,400
National Australia Bank Ltd./New York
1.88%, 07/12/21	100	96,059
2.13%, 05/22/20	23	22,630
2.50%, 05/22/22	235	226,909
2.80%, 01/10/22	100	97,964
Northern Trust Corp.
2.38%, 08/02/22	205	198,641
3.38%, 08/23/21	50	50,288
3.45%, 11/04/20	250	252,527
Royal Bank of Scotland Group PLC, 4.52%, 06/25/24 (Call 06/25/23)(a)(b)	20	20,051
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	10	9,888
3.40%, 01/18/23 (Call 12/19/22)	175	170,299
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	50	47,853
2.30%, 03/11/20	525	518,422
2.63%, 03/15/21	150	147,553

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
State Street Corp.
1.95%, 05/19/21	$330	$320,090
2.65%, 05/15/23 (Call 05/15/22)(a)(b)	85	82,820
3.10%, 05/15/23	5	4,934
4.38%, 03/07/21	200	205,972
Sumitomo Mitsui Financial Group Inc.
2.78%, 10/18/22	20	19,403
3.10%, 01/17/23	144	141,304
SVB Financial Group, 5.38%, 09/15/20	350	364,262
Toronto-Dominion Bank (The)
1.80%, 07/13/21	180	173,218
2.13%, 04/07/21	42	40,863
3.50%, 07/19/23	200	201,070
Westpac Banking Corp.
2.00%, 08/19/21(c)	27	26,010
2.10%, 05/13/21	600	581,622
2.15%, 03/06/20	5	4,932
2.30%, 05/26/20	5	4,933
2.50%, 06/28/22	20	19,320
2.75%, 01/11/23	116	112,585
2.80%, 01/11/22	160	156,902
3.65%, 05/15/23	5	5,035
4.88%, 11/19/19	125	127,920

		12,108,696

Beverages — 5.0%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	225	222,280
3.30%, 02/01/23 (Call 12/01/22)	100	99,162
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	35	33,953
3.75%, 01/15/22	95	96,472
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	35	34,002
4.83%, 07/15/20	515	531,902
Diageo Investment Corp., 2.88%, 05/11/22	170	167,923
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	142	136,689
1.85%, 04/30/20 (Call 03/30/20)	100	98,464
2.25%, 05/02/22 (Call 04/02/22)	60	58,357
2.75%, 03/05/22	45	44,686
2.75%, 03/01/23	150	147,475
3.00%, 08/25/21(c)	140	140,265
3.10%, 07/17/22 (Call 05/17/22)	85	85,087
3.13%, 11/01/20	20	20,103
4.50%, 01/15/20	58	59,355

		1,976,175

Building Materials — 0.7%
CRH America Inc., 5.75%, 01/15/21	75	78,817
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	100	100,873
5.00%, 03/30/20	50	51,348
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	35	35,363

		266,401

Chemicals — 0.8%
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	100	97,877
3.75%, 11/15/21 (Call 08/15/21)	145	145,222
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	80	77,887

		320,986

Security	Par (000)	Value

Commercial Services — 2.3%
Ecolab Inc.
2.25%, 01/12/20	$200	$197,852
2.38%, 08/10/22 (Call 07/10/22)	100	96,557
4.35%, 12/08/21	400	413,744
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)	205	203,428

		911,581

Computers — 4.2%
Dell International LLC/EMC Corp., 4.42%, 06/15/21 (Call 05/15/21)(e)	205	208,483
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	320	322,352
4.40%,10/15/22 (Call 08/15/22)	145	149,177
HP Inc.
3.75%, 12/01/20	400	404,156
4.65%, 12/09/21	5	5,184
International Business Machines Corp.
1.63%, 05/15/20	150	146,949
1.88%, 08/01/22	50	47,563
1.90%, 01/27/20	125	123,498
2.25%, 02/19/21(c)	50	49,207
2.50%, 01/27/22	150	146,897
2.88%, 11/09/22	25	24,621
Seagate HDD Cayman, 4.25%, 03/01/22 (Call 02/01/22)	35	34,805

		1,662,892

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co., 1.95%, 02/01/23	235	224,112
Procter & Gamble Co. (The)
1.85%, 02/02/21	25	24,423
2.15%, 08/11/22	325	314,818

		563,353

Diversified Financial Services — 4.1%
Aircastle Ltd., 5.00%, 04/01/23	30	31,191
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	195	187,888
2.65%, 12/02/22	30	28,992
3.40%, 02/27/23 (Call 01/27/23)	50	49,651
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/05/21)	350	341,621
2.38%, 05/26/20 (Call 04/25/20)	98	96,865
2.70%, 03/03/22 (Call 01/31/22)	125	122,171
Series F, 2.60%, 09/14/20 (Call 08/14/20)	13	12,887
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	500	489,735
International Lease Finance Corp.
5.88%, 08/15/22(c)	55	58,651
8.63%, 01/15/22	59	67,565
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	20	19,257
2.20%, 12/14/20 (Call 11/14/20)	85	83,752

		1,590,226

Electric — 5.1%
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	25	25,193
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	300	290,469
4.50%, 11/15/19	100	101,686
Series K, 2.75%, 03/15/22 (Call 02/15/22)	117	114,605

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	$60	$58,447
2.85%, 06/15/20 (Call 05/15/20)	44	43,681
5.15%, 12/01/20 (Call 09/01/20)	68	70,041
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	195	194,388
4.00%, 10/01/20 (Call 07/01/20)	43	43,516
4.25%, 06/15/22 (Call 03/15/22)	127	129,686
5.20%, 10/01/19	44	44,937
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	150	149,202
2.70%, 09/15/19 (Call 08/14/19)	95	94,679
2.80%, 01/15/23 (Call 12/15/22)	100	97,474
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22).	30	28,852
Sempra Energy, 2.40%, 03/15/20 (Call 02/15/20)	215	212,205
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	70	68,581
2.60%, 03/15/22 (Call 02/15/22)	230	224,689

		1,992,331

Electronics — 1.2%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	200	197,014
5.00%, 07/15/20(c)	50	51,633
Flex Ltd., 5.00%, 02/15/23	35	36,100
Honeywell International Inc., 1.85%, 11/01/21 (Call 10/01/21)	200	192,476
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	12	12,074

		489,297

Food — 4.2%
Campbell Soup Co.
2.50%, 08/02/22	100	95,627
3.65%, 03/15/23 (Call 02/15/23)(c)	200	195,906
4.25%, 04/15/21	150	152,222
General Mills Inc.
2.20%, 10/21/19	245	242,927
2.60%, 10/12/22 (Call 09/12/22)	150	145,020
3.15%, 12/15/21 (Call 09/15/21)	122	121,192
Kellogg Co.
3.13%, 05/17/22	50	49,409
4.00%, 12/15/20	565	575,927
4.15%, 11/15/19	50	50,729
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)	30	30,122

		1,659,081

Health Care - Products — 0.5%
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	162	157,843
3.13%, 11/08/21(c)	55	54,376

		212,219

Household Products & Wares — 0.3%
Clorox Co. (The),
3.80%, 11/15/21	125	127,245

Housewares — 0.3%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	75	73,905
3.85%, 04/01/23 (Call 02/01/23)	35	34,438

		108,343

Insurance — 2.2%
AEGON Funding Co. LLC, 5.75%, 12/15/20	155	162,738
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(e)	220	219,278

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	$100	$98,816
2.75%, 01/30/22 (Call 12/30/21)	20	19,598
4.80%, 07/15/21 (Call 04/15/21)	200	207,412
Prudential Financial Inc., 5.38%, 06/21/20	95	98,762
Sompo International Holdings Ltd., 4.70%, 10/15/22	50	51,123

		857,727

Lodging —0.9%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	140	134,940
2.88%, 03/01/21 (Call 02/01/21)	220	217,719

		352,659

Machinery —2.3%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	125	120,721
1.93%, 10/01/21	130	125,381
2.00%, 03/05/20	35	34,559
2.25%, 12/01/19	5	4,969
2.40%, 06/06/22	44	42,783
2.85%, 06/01/22	51	50,420
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	27	26,451
3.90%, 05/27/21	162	166,139
CNH Industrial Capital LLC, 4.38%, 04/05/22	235	238,466
Xylem Inc./NY, 4.88%, 10/01/21	95	99,012

		908,901

Manufacturing —2.2%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	322	309,596
2.00%, 06/26/22	270	260,612
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	130	128,634
4.65%, 10/17/21	150	156,045

		854,887

Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	130	132,670
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	20	19,232
3.30%, 05/15/22	10	9,849
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	98,179
3.50%, 03/16/23 (Call 02/16/23)	215	213,895
Warner Media LLC
3.40%, 06/15/22	23	22,870
4.00%, 01/15/22	65	65,919
4.70%, 01/15/21	19	19,590
4.75%, 03/29/21	86	88,819
4.88%, 03/15/20	100	102,967

		773,990

Office & Business Equipment — 0.3%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	50	47,195
4.50%, 05/15/21(c)	50	50,421

		97,616

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 2.6%
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	$140	$134,691
5.70%, 10/15/19	115	117,763
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	80	78,856
4.00%, 07/15/21 (Call 04/15/21)	15	15,196
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	89	89,682
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	10	9,693
4.88%, 11/15/21	29	29,880
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	25	24,194
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	95	96,511
Total Capital International SA
2.70%, 01/25/23	35	34,224
2.75%, 06/19/21	96	95,370
2.88%, 02/17/22	120	119,125
Total Capital SA
4.13%, 01/28/21	100	102,541
4.45%, 06/24/20	60	61,675

		1,009,401

Oil & Gas Services — 1.6%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	370	369,793
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	235	228,791
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	50	47,937

		646,521

Pharmaceuticals — 3.1%
Cardinal Health Inc.
2.40%, 11/15/19	175	173,873
2.62%, 06/15/22 (Call 05/15/22)	505	484,320
3.20%, 03/15/23	35	34,221
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	310	306,367
3.45%, 11/13/20 (Call 10/13/20)	200	201,072

		1,199,853

Pipelines — 0.6%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	90	87,756
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	20	19,720
3.95%, 09/01/22 (Call 06/01/22)	35	35,373
ONEOK Inc., 4.25%, 02/01/22 (Call 11/02/21)	25	25,382
ONEOK Partners LP, 3.38%, 10/01/22 (Call 04/01/22)	81	80,115

		248,346

Real Estate — 0.2%
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	75	77,621

Real Estate Investment Trusts — 0.8%
American Tower Corp.
3.00%, 06/15/23	20	19,279
3.45%, 09/15/21	8	7,999
4.70%, 03/15/22	85	88,165
Host Hotels & Resorts LP, Series C, 4.75%, 03/01/23 (Call 12/01/22)	50	51,272
Liberty Property LP, 4.75%, 10/01/20 (Call 07/01/20)	150	153,634
Weyerhaeuser Co., 4.70%, 03/15/21 (Call 12/15/20)	10	10,297

		330,646

Retail — 2.3%
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	445	466,494
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	165	162,660

Security	Par (000)	Value

Retail (continued)
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(c)	$125	$118,221
3.88%, 01/15/22 (Call 10/15/21)	50	49,813
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	65	65,969
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	20	19,378

		882,535

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	35	34,828

Semiconductors — 2.5%
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	202	195,807
2.45%, 07/29/20	248	246,390
2.70%, 12/15/22	100	98,425
3.10%, 07/29/22	100	99,984
3.30%, 10/01/21	170	171,618
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	165	160,542

		972,766

Software — 3.2%
Autodesk Inc., 3.13%, 06/15/20 (Call 05/15/20)	60	59,902
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	255	245,800
1.85%, 02/06/20	100	98,880
2.38%, 02/12/22 (Call 01/12/22)	280	274,773
2.38%, 05/01/23 (Call 02/01/23)	15	14,561
2.40%, 02/06/22 (Call 01/06/22)	284	279,007
3.00%, 10/01/20(c)	80	80,559
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	115	114,956
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	75	72,695

		1,241,133

Telecommunications — 3.1%
Motorola Solutions Inc.
3.50%, 03/01/23	55	53,726
3.75%, 05/15/22	195	194,542
Orange SA
1.63%, 11/03/19	240	236,472
4.13%, 09/14/21	200	204,842
Telefonica Emisiones SAU, 5.46%, 02/16/21	155	162,327
Vodafone Group PLC
2.50%, 09/26/22(c)	155	149,254
2.95%, 02/19/23(c)	160	155,290
4.38%, 03/16/21(c)	50	51,391

		1,207,844

Transportation — 2.0%
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	215	213,822
2.50%, 09/01/22 (Call 08/01/22)	260	250,146
2.65%, 03/02/20 (Call 02/20/20)	100	99,267
3.40%, 03/01/23 (Call 02/01/23)	8	7,936
3.45%, 11/15/21 (Call 10/15/21)	55	55,051
3.75%, 06/09/23 (Call 05/09/23)	5	5,027
United Parcel Service Inc., 2.35%, 05/16/22 (Call 04/16/22)	145	141,030

		772,279

Total Corporate Bonds & Notes — 97.4% (Cost: $38,595,634)		38,240,575

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.15%(f)(g)(h)	1,135	$1,135,697
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.89%(f)(g)	1,180	1,179,950

		2,315,647

Total Short-Term Investments — 5.9% (Cost: $2,315,446)		2,315,647

Total Investments in Securities — 103.3% (Cost: $40,911,080)		40,556,222

Other Assets, Less Liabilities — (3.3)%		(1,292,003)

Net Assets — 100.0%		$39,264,219

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	All or a portion of this security is on loan.
(d)	Perpetual security with no stated maturity date.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,132	3	1,135	$1,135,697	$2,163	(b)	$(11)	$257
BlackRock Cash Funds: Treasury, SL Agency Shares	372	808	1,180	1,179,950	5,652		—	—

				$2,315,647	$7,815		$(11)	$257

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$38,240,575	$—	$38,240,575
Money Market Funds	2,315,647	—	—	2,315,647

	$2,315,647	$38,240,575	$—	$40,556,222

See notes to financial statements.

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® ESG USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising —1.2%
WPP Finance 2010
3.75%, 09/19/24	$70	$67,504
4.75%, 11/21/21	125	128,420

		195,924

Aerospace & Defense — 2.2%
Embraer Netherlands Finance BV, 5.40%, 02/01/27	35	35,601
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	130	126,953
3.20%, 03/15/24 (Call 01/15/24)	155	150,251
3.50%, 03/15/27 (Call 12/15/26)	5	4,802
United Technologies Corp.
4.50%, 06/01/42	40	39,684
4.63%, 11/16/48 (Call 05/16/48)	15	15,186

		372,477

Agriculture — 1.4%
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	35	32,066
3.75%, 09/25/27 (Call 06/25/27)	50	46,751
8.50%, 06/15/19	155	161,422

		240,239

Apparel — 0.7%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	75	72,145
2.38%, 11/01/26 (Call 08/01/26)	25	22,960
3.63%, 05/01/43 (Call 11/01/42)	5	4,718
3.88%, 11/01/45 (Call 05/01/45)	15	14,615

		114,438

Auto Manufacturers — 0.5%
American Honda Finance Corp., 2.30%, 09/09/26	50	45,619
Ford Motor Co.
4.75%, 01/15/43	15	12,421
5.29%, 12/08/46 (Call 06/08/46)(a)	20	17,798
7.45%, 07/16/31	10	11,049

		86,887

Auto Parts & Equiptment — 0.0%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)	5	4,578

Banks — 21.4%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	250	243,422
2.63%, 05/19/22	50	48,544
2.70%, 11/16/20	30	29,695
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	200	198,308
Bank of America Corp.
3.82%, 01/20/28 (Call 01/20/27)(b)(c)	35	34,228
4.44%, 01/20/48 (Call 01/20/47)(b)(c)	55	55,169
5.00%, 01/21/44	20	21,534
5.88%, 02/07/42	10	11,993
Series L, 4.75%, 04/21/45	5	5,092
Bank of Montreal
1.90%, 08/27/21	35	33,723
2.35%, 09/11/22	25	24,064
2.55%, 11/06/22 (Call 10/06/22)	50	48,421
Bank of New York Mellon Corp. (The)
3.25%, 05/16/27 (Call 02/16/27)	10	9,726
3.44%, 02/07/28 (Call 02/07/27)(b)(c)	35	34,164

Security	Par (000)	Value

Banks (continued)
Bank of Nova Scotia (The)
2.70%, 03/07/22(a)	$50	$48,984
2.80%, 07/21/21	35	34,556
4.50%, 12/16/25	25	25,269
4.65%, (Call 10/12/22)(b)(c)(d)	50	46,465
Barclays PLC, 5.25%, 08/17/45	20	19,786
BPCE SA, 2.75%, 12/02/21	250	244,482
Citigroup Inc.
4.45%, 09/29/27	10	9,911
4.65%, 07/30/45	5	5,074
4.65%, 07/23/48 (Call 06/23/48)	10	10,219
4.75%, 05/18/46	55	54,348
5.88%, 01/30/42	5	5,883
8.13%, 07/15/39	10	14,467
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	300	294,534
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	249,150
3.88%, 04/10/25 (Call 03/10/25)	15	14,551
Cooperatieve Rabobank UA, 5.25%, 05/24/41	20	22,935
Fifth Third Bancorp., 8.25%, 03/01/38	5	6,912
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	5	4,768
3.75%, 05/22/25 (Call 02/22/25)	10	9,859
3.85%, 01/26/27 (Call 01/26/26)	55	53,641
4.25%, 10/21/25	15	14,926
4.75%, 10/21/45 (Call 04/21/45)	5	5,089
4.80%, 07/08/44 (Call 01/08/44)	25	25,615
5.15%, 05/22/45	10	10,244
6.25%, 02/01/41	10	12,062
6.75%, 10/01/37	50	60,513
HSBC Holdings PLC, 6.10%, 01/14/42	30	36,697
Intesa Sanpaolo SpA, 5.25%, 01/12/24	100	98,939
JPMorgan Chase & Co.
3.78%, 02/01/28 (Call 02/01/27)(b)(c)	10	9,786
3.90%, 01/23/49 (Call 01/23/48)(b)(c)	5	4,585
4.26%, 02/22/48 (Call 02/22/47)(b)(c)	55	53,208
4.85%, 02/01/44	5	5,308
4.95%, 06/01/45	10	10,585
5.60%, 07/15/41	5	5,802
6.40%, 05/15/38(a)	15	18,866
Morgan Stanley
3.95%, 04/23/27	35	33,732
4.00%, 07/23/25	35	35,075
4.30%, 01/27/45	30	28,957
4.35%, 09/08/26	10	9,953
4.38%, 01/22/47	40	39,182
National Australia Bank Ltd./New York
1.88%, 07/12/21	20	19,212
2.50%, 07/12/26	25	22,738
Northern Trust Corp.
2.38%, 08/02/22	150	145,347
3.38%, 08/23/21	75	75,433
3.38%, 05/08/32 (Call 05/08/27)(b)(c)	30	28,286
Royal Bank of Canada, 4.65%, 01/27/26	15	15,429
Santander Holdings USA Inc., 4.50%, 07/17/25 (Call 04/17/25)	35	34,930
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21	250	239,262
State Street Corp.
3.10%, 05/15/23	10	9,867
3.30%, 12/16/24	10	9,909
3.55%, 08/18/25	160	160,480

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
3.36%, 07/12/27	$10	$9,603
3.54%, 01/17/28	15	14,594
SVB Financial Group, 3.50%, 01/29/25	25	24,307
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(b)(c)	46	43,706
Westpac Banking Corp.
2.10%, 05/13/21	100	96,937
2.60%, 11/23/20	85	83,921
2.85%, 05/13/26	10	9,358
3.35%, 03/08/27	75	72,195
4.88%, 11/19/19	30	30,701

		3,639,216

Beverages — 4.3%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	25	24,180
3.30%, 02/01/23 (Call 12/01/22)	10	9,916
3.65%, 02/01/26 (Call 11/01/25)	135	132,169
4.70%, 02/01/36 (Call 08/01/35)	35	35,564
4.90%, 02/01/46 (Call 08/01/45)	35	35,920
Anheuser-Busch InBev Worldwide Inc.
3.75%, 01/15/22	25	25,387
4.60%, 04/15/48 (Call 10/15/47)	5	4,925
4.75%, 04/15/58 (Call 10/15/57)	15	14,802
8.00%, 11/15/39	5	7,082
Constellation Brands Inc., 4.50%, 05/09/47 (Call 11/09/46)	5	4,686
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	20	19,430
4.83%, 07/15/20	50	51,641
5.88%, 09/30/36	10	12,053
Diageo Investment Corp., 2.88%, 05/11/22	155	153,106
Keurig Dr Pepper Inc., 4.42%, 12/15/46 (Call 06/15/46)	5	4,628
Molson Coors Brewing Co., 4.20%, 07/15/46 (Call 01/15/46)	25	22,369
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	10	9,650
2.85%, 02/24/26 (Call 11/24/25)(a)	10	9,563
3.45%, 10/06/46 (Call 04/06/46)	5	4,545
3.60%, 03/01/24 (Call 12/01/23)(a)	100	102,035
4.00%, 05/02/47 (Call 11/02/46)	15	14,895
4.45%, 04/14/46 (Call 10/14/45)	25	26,428

		724,974

Biotechnology —0.8%
Amgen Inc.
4.66%, 06/15/51 (Call 12/15/50)	35	34,666
5.15%, 11/15/41 (Call 05/15/41)	5	5,282
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	20	21,462
Celgene Corp.
5.00%, 08/15/45 (Call 02/15/45)	10	9,941
5.25%, 08/15/43	5	5,153
Gilead Sciences Inc.
4.15%, 03/01/47 (Call 09/01/46)	30	28,786
4.50%, 02/01/45 (Call 08/01/44)	10	10,082
5.65%, 12/01/41 (Call 06/01/41)	15	17,359

		132,731

Building Materials — 1.3%
CRH America Inc., 5.75%, 01/15/21	100	105,089

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	$75	$74,514
4.50%, 02/15/47 (Call 08/15/46)	5	4,898
4.95%, 07/02/64 (Call 01/02/64)(e)	10	9,629
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	15	13,941
4.30%, 07/15/47 (Call 01/15/47)	15	12,416

		220,487

Chemicals — 0.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	5	5,266
Dow Chemical Co. (The), 4.38%, 11/15/42 (Call 05/15/42)	20	18,980
Eastman Chemical Co., 4.80%, 09/01/42 (Call 03/01/42)	5	4,989
EI du Pont de Nemours & Co., 4.15%, 02/15/43	25	23,548
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	5	5,037
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	5	4,709
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	9,716
5.45%, 11/15/33 (Call 05/15/33)	20	20,494
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	20	19,375

		112,114

Commercial Services — 1.4%
Ecolab Inc.
2.25%, 01/12/20	30	29,678
2.70%, 11/01/26 (Call 08/01/26)	50	46,665
3.25%, 01/14/23 (Call 11/14/22)	50	49,803
4.35%, 12/08/21	82	84,818
5.50%, 12/08/41	20	23,634
Western Union Co. (The), 6.20%, 11/17/36	10	9,998

		244,596

Computers — 3.6%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	5	4,644
2.90%, 09/12/27 (Call 06/12/27)	5	4,754
3.20%, 05/11/27 (Call 02/11/27)	5	4,874
3.25%, 02/23/26 (Call 11/23/25)	25	24,615
3.35%, 02/09/27 (Call 11/09/26)	25	24,689
4.50%, 02/23/36 (Call 08/23/35)	15	16,331
4.65%, 02/23/46 (Call 08/23/45)	30	32,841
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(f)	50	52,974
8.10%, 07/15/36 (Call 01/15/36)(f)	5	5,904
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	100	100,735
4.40%, 10/15/22 (Call 08/15/22)	50	51,440
6.35%, 10/15/45 (Call 04/15/45)	15	15,497
HP Inc., 4.05%, 09/15/22	100	101,777
International Business Machines Corp.
2.90%, 11/01/21	20	19,889
3.63%, 02/12/24	100	101,212
5.60%, 11/30/39	30	35,840
5.88%, 11/29/32	5	6,031
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	10	9,076

		613,123

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.70%, 08/01/47 (Call 02/01/47)	15	14,226

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
2.45%, 11/03/26	$25	$23,312
2.85%, 08/11/27	35	33,601
3.50%, 10/25/47	15	14,099

		85,238

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.20%, 05/15/47 (Call 11/15/46)	5	5,015

Diversified Financial Services — 2.5%
American Express Co., 3.00%, 10/30/24 (Call 09/29/24)	10	9,610
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	50	48,816
AXA Financial Inc., 7.00%, 04/01/28	35	40,102
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	25	24,271
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	195,894
4.42%, 11/15/35	50	48,206
Jefferies Group LLC, 6.25%, 01/15/36	15	15,541
Legg Mason Inc., 5.63%, 01/15/44	5	5,132
Raymond James Financial Inc., 4.95%, 07/15/46	10	10,314
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	5	5,257
4.30%, 12/14/45 (Call 06/14/45)	20	21,153

		424,296

Electric — 8.4%
Arizona Public Service Co., 4.35%, 11/15/45 (Call 05/15/45)	10	10,247
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	25	24,024
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	100	91,512
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	25	27,666
6.13%, 04/01/36	5	6,085
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	15	13,955
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	100	96,913
Consolidated Edison Co. of New York Inc.
4.50%, 12/01/45 (Call 06/01/45)	30	31,366
Series 08-B, 6.75%, 04/01/38	25	33,316
Consumers Energy Co., 4.05%, 05/15/48 (Call 11/15/47)	25	25,231
Dominion Energy Inc., 7.00%, 06/15/38	25	31,914
DTE Energy Co., 6.38%, 04/15/33	5	6,015
Duke Energy Carolinas LLC, 6.10%, 06/01/37	15	18,501
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	25	22,506
Duke Energy Florida LLC
5.65%, 04/01/40	5	6,016
6.40%, 06/15/38	5	6,465
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	10	9,560
Exelon Corp., 5.10%, 06/15/45 (Call 12/15/44)	15	15,987
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	50	50,600
5.60%, 06/15/42 (Call 12/15/41)	20	20,657
6.25%, 10/01/39	5	5,413
FirstEnergy Corp., Series C, 4.85%, 07/15/47 (Call 01/15/47)	5	5,147
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	75	74,491
4.13%, 02/01/42 (Call 08/01/41)	4	4,096
5.95%, 02/01/38	16	19,944
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	20	21,006
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	15	14,195

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	$50	$48,629
4.50%, 06/01/21 (Call 03/01/21)	150	153,799
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	60	58,116
4.40%, 03/01/44 (Call 09/01/43)	5	5,259
Pacific Gas & Electric Co., 4.75%, 02/15/44 (Call 08/15/43)	15	14,773
PPL Capital Funding Inc., 4.70%, 06/01/43 (Call 12/01/42)	5	5,086
PPL Electric Utilities Corp., 6.25%, 05/15/39	5	6,402
Progress Energy Inc., 6.00%, 12/01/39	20	24,510
Public Service Electric & Gas Co., 3.80%, 03/01/46 (Call 09/01/45)	15	14,503
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	47	43,539
4.50%, 08/15/40	5	5,217
Sempra Energy, 6.00%, 10/15/39	15	17,592
South Carolina Electric & Gas Co.
5.10%, 06/01/65 (Call 12/01/64)	10	10,239
6.05%, 01/15/38	10	11,433
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	35	36,766
Series 08-A, 5.95%, 02/01/38	5	5,964
Southern Co. (The), 4.40%, 07/01/46 (Call 01/01/46)	40	38,652
Southwestern Electric Power Co., 6.20%, 03/15/40	20	24,377
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)(a)	10	11,059
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	35	34,161
3.35%, 12/01/26 (Call 06/01/26)	65	63,063
4.70%, 05/15/20 (Call 11/15/19)	100	101,913

		1,427,880

Electronics — 1.2%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	100	100,433
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	10	8,920
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)(a)	50	46,527
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	25	25,516
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)(a)	10	9,906
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	10	10,222

		201,524

Food — 3.2%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	60	55,957
4.15%, 03/15/28 (Call 12/15/27)(a)	10	9,637
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	90	89,404
3.20%, 02/10/27 (Call 11/10/26)	25	23,308
4.20%, 04/17/28 (Call 01/17/28)	20	19,916
Kellogg Co.
3.25%, 04/01/26	60	56,976
4.00%, 12/15/20	30	30,580
4.15%, 11/15/19	150	152,185
4.30%, 05/15/28 (Call 02/15/28)	30	30,263
Series B, 7.45%, 04/01/31	5	6,401
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	5	5,510
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)(a)	5	4,386
5.00%, 07/15/35 (Call 01/15/35)(a)	5	4,942
5.00%, 06/04/42	5	4,818
5.20%, 07/15/45 (Call 01/15/45)	25	24,418

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	$20	$19,360
Tyson Foods Inc., 4.55%, 06/02/47 (Call 12/02/46)	5	4,718

		542,779

Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	5	4,606
5.15%, 05/15/46 (Call 11/15/45)	20	20,506

		25,112

Gas — 0.7%
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	10	10,292
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	5	4,950
4.80%, 02/15/44 (Call 08/15/43)	15	15,661
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	60	55,752
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	15	13,644
4.40%, 06/01/43 (Call 12/01/42)	10	9,842

		110,141

Health Care - Products — 0.8%
Abbott Laboratories
4.75%, 04/15/43 (Call 10/15/42)	5	5,340
4.90%, 11/30/46 (Call 05/30/46)	20	21,772
5.30%, 05/27/40	5	5,611
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	50	48,016
4.67%, 06/06/47 (Call 12/06/46)	5	4,968
4.69%, 12/15/44 (Call 06/15/44)(a)	5	4,937
5.00%, 11/12/40	5	5,101
Medtronic Inc.
4.63%, 03/15/44 (Call 09/15/43)	25	26,593
4.63%, 03/15/45	5	5,342
5.55%, 03/15/40	5	5,881
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	5	4,722
4.38%, 05/15/44 (Call 11/15/43)	5	4,940

		143,223

Health Care - Services — 0.7%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	10	8,933
4.13%, 11/15/42 (Call 05/15/42)	5	4,661
6.63%, 06/15/36	5	6,237
Anthem Inc., 4.63%, 05/15/42	35	33,991
Cigna Corp., 3.88%, 10/15/47 (Call 04/15/47)	10	8,520
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	10	10,495
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	10	9,564
UnitedHealth Group Inc., 4.75%, 07/15/45	30	32,382

		114,783

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	5	4,546

Household Products & Wares — 1.0%
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)(a)	125	124,384
Kimberly-Clark Corp., 3.05%, 08/15/25	50	48,480

		172,864

Housewares — 0.1%
Newell Brands Inc., 5.50%, 04/01/46 (Call 10/01/45)	15	14,434

Security	Par (000)	Value

Insurance — 2.1%
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	$5	$4,992
6.50%, 05/15/67 (Call 05/15/37)(b)(c)	5	5,594
American International Group Inc.
4.38%, 01/15/55 (Call 07/15/54)	10	8,922
4.50%, 07/16/44 (Call 01/16/44)	25	23,793
Aon PLC, 4.60%, 06/14/44 (Call 03/14/44)	5	5,017
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(f)	75	74,754
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40	30	36,470
Berkshire Hathaway Inc., 4.50%, 02/11/43	5	5,292
Hartford Financial Services Group Inc. (The), 6.10%, 10/01/41 .	5	5,988
Lincoln National Corp., 7.00%, 06/15/40	5	6,426
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	5	4,765
Manulife Financial Corp., 4.06%, 02/24/32 (Call 02/24/27)(b)(c)	25	23,913
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	35	35,403
MetLife Inc.
4.60%, 05/13/46 (Call 11/13/45)(a)	25	25,726
6.40%, 12/15/66 (Call 12/15/31)	5	5,345
Principal Financial Group Inc., 6.05%, 10/15/36	10	11,930
Prudential Financial Inc.
3.94%, 12/07/49 (Call 06/07/49)	10	9,252
4.60%, 05/15/44	25	25,763
Travelers Companies Inc. (The)
4.00%, 05/30/47 (Call 11/30/46)	20	19,544
5.35%, 11/01/40	5	5,804
Travelers Property Casualty Corp., 6.38%, 03/15/33	5	6,285

		350,978

Internet — 0.2%
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)	25	24,798
4.95%, 12/05/44 (Call 06/05/44)	5	5,673
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	5	4,195

		34,666

Lodging — 0.2%
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	45	42,182

Machinery — 2.5%
ABB Finance USA Inc., 4.38%, 05/08/42	15	15,491
Caterpillar Financial Services Corp.
3.25%, 12/01/24(a)	50	49,695
3.75%, 11/24/23	40	40,846
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)(a)	45	45,295
3.80%, 08/15/42	5	4,835
CNH Industrial Capital LLC, 4.38%, 04/05/22	25	25,369
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)(a)	15	14,415
4.50%, 08/15/23	15	15,310
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	150	152,550
4.88%, 10/01/43 (Call 04/01/43)(a)	5	5,542
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	5	4,996
Xylem Inc./NY, 4.88%, 10/01/21	50	52,111

		426,455

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 2.1%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	$235	$225,948
2.25%, 09/19/26 (Call 06/19/26)	50	45,778
3.00%, 08/07/25	10	9,813
General Electric Co.
3.38%, 03/11/24(a)	35	34,794
4.13%, 10/09/42	15	13,801
4.50%, 03/11/44	5	4,871
5.88%, 01/14/38	10	11,433
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	15	15,341

		361,779

Media — 2.9%
21st Century Fox America Inc.
5.40%, 10/01/43	25	28,605
6.40%, 12/15/35	5	6,234
6.65%, 11/15/37	5	6,504
CBS Corp., 4.85%, 07/01/42 (Call 01/01/42)	10	9,761
Charter Communications Operating LLC/Charter Communications
Operating Capital
5.75%, 04/01/48 (Call 10/01/47)	10	9,902
6.38%, 10/23/35 (Call 04/23/35)	20	21,380
6.48%, 10/23/45 (Call 04/23/45)	15	16,016
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	5	4,157
3.97%, 11/01/47 (Call 05/01/47)	5	4,546
4.00%, 11/01/49 (Call 05/01/49)	10	9,036
4.05%, 11/01/52 (Call 05/01/52)	15	13,320
4.60%, 08/15/45 (Call 02/15/45)	40	39,576
4.75%, 03/01/44	5	5,049
6.95%, 08/15/37	10	12,689
Discovery Communications LLC
4.88%, 04/01/43	15	13,948
5.20%, 09/20/47 (Call 03/20/47)(a)	10	9,732
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	150	149,229
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	5	4,840
5.88%, 11/15/40 (Call 05/15/40)	5	5,022
6.55%, 05/01/37	5	5,422
6.75%, 06/15/39	20	22,000
Viacom Inc., 5.85%, 09/01/43 (Call 03/01/43)	15	15,715
Walt Disney Co. (The), 4.13%, 06/01/44(a)	5	4,993
Warner Media LLC
3.80%, 02/15/27 (Call 11/15/26)	25	23,994
5.35%, 12/15/43	5	4,934
5.38%, 10/15/41	10	9,948
6.25%, 03/29/41	25	27,611

		484,163

Mining — 0.4%
Newmont Mining Corp., 6.25%, 10/01/39	30	34,264
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	11,322
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	15	14,795

		60,381

Oil & Gas — 2.5%
Anadarko Petroleum Corp., 7.95%, 06/15/39	10	13,050
Andeavor, 4.50%, 04/01/48 (Call 10/01/47)	5	4,693
Apache Corp., 4.75%, 04/15/43 (Call 10/15/42)	25	23,956
Canadian Natural Resources Ltd., 6.25%, 03/15/38	10	11,744

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
5.40%, 06/15/47 (Call 12/15/46)	$20	$19,914
6.75%, 11/15/39	4	4,561
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	40	41,512
4.95%, 03/15/26 (Call 12/15/25)	10	10,826
Devon Energy Corp., 5.60%, 07/15/41 (Call 01/15/41)	20	21,512
Encana Corp., 6.50%, 02/01/38	15	17,818
Exxon Mobil Corp., 3.57%, 03/06/45 (Call 09/06/44)(a)	10	9,406
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	50	48,594
7.30%, 08/15/31	10	11,681
Marathon Oil Corp., 5.20%, 06/01/45 (Call 12/01/44)	15	15,697
Marathon Petroleum Corp., 6.50%, 03/01/41 (Call 09/01/40)	15	17,818
Noble Energy Inc., 5.25%, 11/15/43 (Call 05/15/43)	15	15,090
Occidental Petroleum Corp., 4.40%, 04/15/46 (Call 10/15/45)	10	10,330
Petro-Canada, 6.80%, 05/15/38	20	25,682
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	5	5,053
4.88%, 11/15/44 (Call 05/15/44)(a)	10	10,368
Total Capital Canada Ltd., 2.75%, 07/15/23	50	48,803
Total Capital International SA
3.70%, 01/15/24	15	15,244
3.75%, 04/10/24	10	10,173
Valero Energy Corp., 4.90%, 03/15/45	10	10,287

		423,812

Oil & Gas Services — 1.2%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	75	74,958
5.13%, 09/15/40	25	26,515
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	75	73,019
Halliburton Co.
5.00%, 11/15/45 (Call 05/15/45)	15	15,979
6.70%, 09/15/38	5	6,175
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	15	13,028

		209,674

Pharmaceuticals — 4.0%
AbbVie Inc.
4.40%, 11/06/42	5	4,687
4.50%, 05/14/35 (Call 11/14/34)	5	4,889
4.70%, 05/14/45 (Call 11/14/44)	30	29,369
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	10	9,506
Allergan Funding SCS
4.75%, 03/15/45 (Call 09/15/44)	5	4,968
4.85%, 06/15/44 (Call 12/15/43)	4	3,973
AmerisourceBergen Corp., 4.30%, 12/15/47 (Call 06/15/47)	5	4,497
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	10	9,408
3.38%, 11/16/25(a)	20	19,461
6.45%, 09/15/37	25	31,322
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	50	47,437
3.50%, 11/15/24 (Call 08/15/24)	100	96,828
4.63%, 12/15/20	50	51,292
CVS Health Corp.
4.30%, 03/25/28 (Call 12/25/27)	20	19,853
4.78%, 03/25/38 (Call 09/25/37)	5	4,982
5.05%, 03/25/48 (Call 09/25/47)	40	40,882

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.13%, 07/20/45 (Call 01/20/45)	$15	$15,392
5.30%, 12/05/43 (Call 06/05/43)	5	5,248
Eli Lilly & Co.
3.95%, 05/15/47 (Call 11/15/46)	5	5,023
5.55%, 03/15/37	15	18,037
Express Scripts Holding Co., 6.13%, 11/15/41	10	11,136
Johnson & Johnson
3.63%, 03/03/37 (Call 09/03/36)	5	4,902
3.70%, 03/01/46 (Call 09/01/45)	20	19,389
5.95%, 08/15/37	5	6,374
McKesson Corp., 6.00%, 03/01/41 (Call 09/01/40)	5	5,861
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	10	9,576
3.70%, 02/10/45 (Call 08/10/44)	30	29,020
4.15%, 05/18/43	5	5,169
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	10	9,708
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	25	24,707
3.95%, 09/12/47 (Call 03/12/47)	15	14,036
4.50%, 11/13/25 (Call 08/13/25)	100	104,600
4.70%, 02/01/43 (Call 08/01/42)	5	5,192

		676,724

Pipelines — 2.5%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	15	16,058
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	15	16,787
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	5	4,539
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	55	53,276
Enterprise Products Operating LLC
4.85%, 03/15/44 (Call 09/15/43)	25	25,659
4.90%, 05/15/46 (Call 11/15/45)	5	5,204
4.95%, 10/15/54 (Call 04/15/54)	5	5,081
5.10%, 02/15/45 (Call 08/15/44)	5	5,300
6.45%, 09/01/40	5	6,103
EQT Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	10	10,587
Kinder Morgan Energy Partners LP
6.38%, 03/01/41	35	38,141
6.95%, 01/15/38	10	11,794
Kinder Morgan Inc./DE
5.55%, 06/01/45 (Call 12/01/44)	10	10,430
7.80%, 08/01/31	5	6,214
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	10	9,905
5.20%, 03/01/47 (Call 09/01/46)	15	14,998
ONEOK Inc., 4.95%, 07/13/47 (Call 01/06/47)	15	15,051
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	10	11,284
6.65%, 10/01/36	4	4,732
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	10	9,897
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 06/01/42 (Call 12/01/41)	5	4,695
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	15	14,630
5.00%, 03/15/27 (Call 09/15/26)	10	10,268
5.63%, 03/01/25 (Call 12/01/24)	10	10,681
5.88%, 06/30/26 (Call 12/31/25)	5	5,413
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	10	9,597
5.95%, 09/25/43 (Call 03/25/43)	20	22,609
TransCanada PipeLines Ltd., 7.25%, 08/15/38	25	32,298

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
5.10%, 09/15/45 (Call 03/15/45)	$4	$4,017
5.40%, 03/04/44 (Call 09/04/43)	10	10,347
6.30%, 04/15/40	10	11,447

		417,042

Real Estate — 1.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	60	62,355
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	60	60,570
4.25%, 08/15/23 (Call 05/15/23)	65	67,272

		190,197

Real Estate Investment Trusts — 1.6%
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	10	9,397
3.55%, 07/15/27 (Call 04/15/27)(a)	15	14,158
4.00%, 06/01/25 (Call 03/01/25)(a)	10	9,916
4.40%, 02/15/26 (Call 11/15/25)	5	5,043
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	10	9,152
3.65%, 02/01/26 (Call 11/03/25)	36	35,186
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	15	14,644
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	15	15,371
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	5	4,923
4.25%, 11/15/23 (Call 08/15/23)(a)	10	10,083
6.75%, 02/01/41 (Call 08/01/40)	20	25,341
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	5	4,922
Kimco Realty Corp., 4.45%, 09/01/47 (Call 03/01/47)	5	4,693
Liberty Property LP, 3.25%, 10/01/26 (Call 07/01/26)	50	47,029
Simon Property Group LP, 4.25%, 11/30/46 (Call 05/30/46)	5	5,002
Ventas Realty LP, 5.70%, 09/30/43 (Call 03/30/43)	5	5,604
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)	10	9,705
Weyerhaeuser Co., 7.38%, 03/15/32	26	33,092

		263,261

Retail — 2.1%
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	10	7,584
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	150	157,245
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	5	5,047
5.88%, 12/16/36	40	49,121
5.95%, 04/01/41 (Call 10/01/40)	5	6,246
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	5	4,599
4.05%, 05/03/47 (Call 11/03/46)	25	24,309
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	10	8,376
6.90%, 04/01/29	10	10,792
McDonald’s Corp.
4.70%, 12/09/35 (Call 06/09/35)	5	5,247
4.88%, 12/09/45 (Call 06/09/45)	10	10,518
6.30%, 10/15/37	5	6,085
6.30%, 03/01/38	5	6,053
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	20	18,624
Target Corp., 4.00%, 07/01/42	15	14,647
Walgreen Co., 4.40%, 09/15/42	10	9,101
Walgreens Boots Alliance Inc., 4.65%, 06/01/46 (Call 12/01/45)(a) .	5	4,718

		348,312

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 2.4%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	$35	$34,197
5.10%, 10/01/35 (Call 04/01/35)	5	5,564
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	50	48,467
2.60%, 05/19/26 (Call 02/19/26)	10	9,403
3.10%, 07/29/22	30	29,995
3.15%, 05/11/27 (Call 02/11/27)(a)	100	97,435
3.30%, 10/01/21	100	100,952
4.80%, 10/01/41	15	16,620
4.90%, 07/29/45 (Call 01/29/45)	5	5,601
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	50	48,724
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)(a)	5	4,709
4.80%, 05/20/45 (Call 11/20/44)	5	5,060

		406,727

Software — 3.7%
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	10	9,418
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	5	4,862
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	150	144,588
2.00%, 08/08/23 (Call 06/08/23)	5	4,751
2.40%, 02/06/22 (Call 01/06/22)	30	29,473
2.40%, 08/08/26 (Call 05/08/26)	60	55,834
2.65%, 11/03/22 (Call 09/03/22)	30	29,578
3.13%, 11/03/25 (Call 08/03/25)	5	4,923
3.30%, 02/06/27 (Call 11/06/26)	100	99,105
3.50%, 02/12/35 (Call 08/12/34)	5	4,838
3.63%, 12/15/23 (Call 09/15/23)	10	10,214
3.75%, 02/12/45 (Call 08/12/44)	5	4,884
4.00%, 02/12/55 (Call 08/12/54)	5	4,998
4.10%, 02/06/37 (Call 08/06/36)	30	31,194
4.20%, 11/03/35 (Call 05/03/35)	5	5,251
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	50	52,869
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	30	28,048
3.90%, 05/15/35 (Call 11/15/34)	5	4,925
5.38%, 07/15/40	40	46,516
6.13%, 07/08/39	15	18,693
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	25	25,032
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	15	14,210

		634,204

Telecommunications — 5.0%
America Movil SAB de CV, 6.38%, 03/01/35	20	23,790
AT&T Inc.
4.35%, 06/15/45 (Call 12/15/44)	25	21,429
4.50%, 03/09/48 (Call 09/09/47)	25	21,665
4.55%, 03/09/49 (Call 09/09/48)	5	4,349
4.75%, 05/15/46 (Call 11/15/45)	50	45,226
5.15%, 03/15/42	5	4,842
5.15%, 11/15/46 (Call 05/15/46)(f)	5	4,756
5.25%, 03/01/37 (Call 09/01/36)	45	44,748
5.45%, 03/01/47 (Call 09/01/46)	5	4,977
5.70%, 03/01/57 (Call 09/01/56)	5	5,066
British Telecommunications PLC, 9.63%, 12/15/30	20	28,695
Cisco Systems Inc.
2.95%, 02/28/26	50	48,362
5.90%, 02/15/39	5	6,269
Juniper Networks Inc., 5.95%, 03/15/41	5	5,074

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Motorola Solutions Inc., 5.50%, 09/01/44	$15	$14,212
Orange SA
4.13%, 09/14/21	200	204,842
5.38%, 01/13/42	25	27,350
9.00%, 03/01/31	5	7,079
Rogers Communications Inc.
4.30%, 02/15/48 (Call 08/15/47)	10	9,778
5.00%, 03/15/44 (Call 09/15/43)	5	5,235
Telefonica Emisiones SAU, 7.05%, 06/20/36	30	36,518
Telefonica Europe BV, 8.25%, 09/15/30	10	13,010
Verizon Communications Inc.
4.27%, 01/15/36	50	47,280
4.52%, 09/15/48	15	14,178
4.67%, 03/15/55	20	18,420
4.86%, 08/21/46	5	4,946
5.01%, 08/21/54	55	53,674
5.25%, 03/16/37	5	5,278
5.50%, 03/16/47	5	5,412
Vodafone Group PLC
2.95%, 02/19/23	40	38,823
4.38%, 05/30/28	50	49,631
4.38%, 02/19/43	25	22,766

		847,680

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 5.10%, 05/15/44 (Call 11/15/43)	15	14,394

Transportation — 2.4%
Canadian National Railway Co., 6.20%, 06/01/36	10	12,556
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	10	9,108
4.25%, 11/01/66 (Call 05/01/66)	5	4,509
4.30%, 03/01/48 (Call 09/01/47)(a)	10	9,738
6.22%, 04/30/40	10	12,315
FedEx Corp.
4.10%, 02/01/45	5	4,579
4.55%, 04/01/46 (Call 10/01/45)	10	9,812
Kansas City Southern, 4.70%, 05/01/48 (Call 11/01/47)	10	10,036
Norfolk Southern Corp.
3.95%, 10/01/42 (Call 04/01/42)	5	4,732
4.80%, 08/15/43 (Call 02/15/43)	10	10,367
4.84%, 10/01/41	10	10,636
Ryder System Inc.
2.65%, 03/02/20 (Call 02/02/20)	200	198,534
2.80%, 03/01/22 (Call 02/01/22)(a)	50	48,910
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	25	22,354
4.05%, 03/01/46 (Call 09/01/45)	5	4,787
4.50%, 09/10/48 (Call 03/10/48)	10	10,231
United Parcel Service Inc., 3.63%, 10/01/42	30	27,605

		410,809

Total Corporate Bonds & Notes — 97.7% (Cost: $16,929,174)		16,577,059

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.15%(g)(h)(i)	789	788,882

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.89%(g)(h)	249	$249,125

		1,038,007

Total Short-Term Investments — 6.1% (Cost: $1,037,863)		1,038,007

Total Investments in Securities — 103.8% (Cost: $17,967,037)		17,615,066

Other Assets, Less Liabilities — (3.8)%		(638,206)

Net Assets — 100.0%		$16,976,860

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	643	146	789	$788,882	$965	(b)	$(34)	$147
BlackRock Cash Funds: Treasury, SLAgency Shares	1,287	(1,038)	249	249,125	1,540		—	—

				$1,038,007	$2,505		$(34)	$147

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$16,577,059	$—	$16,577,059
Money Market Funds	1,038,007	—	—	1,038,007

	$1,038,007	$16,577,059	$—	$17,615,066

See notes to financial statements.

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)
August 31, 2018

	iShares ESG 1-5 Year USD Corporate Bond ETF	iShares ESG USD Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$38,240,575	$16,577,059
Affiliated(c)	2,315,647	1,038,007
Receivables:
Investments sold	—	4,945
Securities lending income — Affiliated	339	231
Securities related to in-kind transactions	16,474	—
Dividends	1,873	413
Interest	328,933	178,024

Total assets	40,903,841	17,798,679

LIABILITIES
Collateral on securities loaned, at value	1,135,570	788,830
Payables:
Investments purchased	500,340	30,396
Investment advisory fees	3,712	2,593

Total liabilities	1,639,622	821,819

NET ASSETS	$39,264,219	$16,976,860

NET ASSETS CONSIST OF:
Paid-in capital	$39,635,889	$17,313,544
Undistributed net investment income	67,257	39,376
Accumulated net realized loss	(84,071)	(24,089)
Net unrealized depreciation	(354,856)	(351,971)

NET ASSETS	$39,264,219	$16,976,860

Shares outstanding	1,600,000	700,000

Net asset value	$24.54	$24.25

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$1,090,271	$762,303
(b) Investments, at cost — Unaffiliated	$38,595,634	$16,929,174
(c) Investments, at cost — Affiliated	$2,315,446	$1,037,863

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations (unaudited)
Six Months Ended August 31, 2018

	iShares ESG 1-5 Year USD Corporate Bond ETF	iShares ESG USD Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$5,652	$1,540
Interest — Unaffiliated	419,176	253,305
Securities lending income — Affiliated — net	2,163	965

Total investment income	426,991	255,810

EXPENSES
Investment advisory fees	18,743	13,287

Total expenses	18,743	13,287

Net investment income	408,248	242,523

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(78,642)	(22,718)
Investments — Affiliated	(11)	(34)

Net realized loss	(78,653)	(22,752)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(462)	(125,530)
Investments — Affiliated	257	147

Net change in unrealized appreciation (depreciation)	(205)	(125,383)

Net realized and unrealized loss	(78,858)	(148,135)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$329,390	$94,388

See notes to financial statements.

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG 1-5 Year USD Corporate Bond ETF		iShares ESG USD Corporate Bond ETF
	Six Months Ended 08/31/18 (unaudited)	Period From 07/11/17 to 02/28/18 (a)	Six Months Ended 08/31/18 (unaudited)	Period From 07/11/17 to 02/28/18 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$408,248	$185,791	$242,523	$185,649
Net realized loss	(78,653)	(5,418)	(22,752)	(1,337)
Net change in unrealized appreciation (depreciation)	(205)	(354,651)	(125,383)	(226,588)

Net increase (decrease) in net assets resulting from operations .	329,390	(174,278)	94,388	(42,276)

DISTRIBUTIONS TO SHARE HOLDERS
From net investment income	(385,991)	(140,791)	(229,333)	(159,463)

Decrease in net assets resulting from distributions to shareholders	(385,991)	(140,791)	(229,333)	(159,463)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	14,717,499	24,918,390	4,832,847	12,480,697

NET ASSETS
Total increase in net assets	14,660,898	24,603,321	4,697,902	12,278,958
Beginning of period	24,603,321	—	12,278,958	—

End of period	$39,264,219	$24,603,321	$16,976,860	$12,278,958

Undistributed net investment income included in net assets at end of period	$67,257	$45,000	$39,376	$26,186

(a)	Commencement of operations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG 1-5 Year USD Corporate Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Period From 07/11/17(a) to 2/28/18

Net asset value, beginning of period	$24.60		$25.00

Net investment income(b)	0.32		0.35
Net realized and unrealized loss(c)	(0.07)		(0.47)

Net increase (decrease) from investment operations	0.25		(0.12)

Distributions
From net investment income	(0.31)		(0.28)

Total distributions	(0.31)		(0.28)

Net asset value, end of period	$24.54		$24.60

Total Return
Based on net asset value	1.02	%(d)	(0.47	)%(d)

Ratios to Average Net Assets
Total expenses	0.12	%(e)	0.12	%(e)

Net investment income	2.61	%(e)	2.20	%(e)

Supplemental Data
Net assets, end of period (000)	$39,264		$24,603

Portfolio turnover rate(f)	23	%(d)	30	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG USD Corporate Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Period From 07/11/17(a) to 2/28/18

Net asset value, beginning of period	$24.56		$24.98

Net investment income(b)	0.40		0.46
Net realized and unrealized loss(c)		(0.32)		(0.48)

Net increase (decrease) from investment operations	0.08			(0.02)

Distributions
From net investment income		(0.39)		(0.40)

Total distributions		(0.39)		(0.40)

Net asset value, end of period	$24.25		$24.56

Total Return
Based on net asset value	0.35	%(d)	(0.11	)%(d)

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18	%(e)

Net investment income	3.29	%(e)	2.90	%(e)

Supplemental Data
Net assets, end of period (000)	$16,977		$12,279

Portfolio turnover rate(f)	10	%(d)	17	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG 1-5 Year USD Corporate Bond	Non-diversified
ESG USD Corporate Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
ESG 1-5 Year USD Corporate Bond
Credit Suisse Securities (USA) LLC	$284,502	$284,502		$—	$—
JPMorgan Securities LLC	607,136	607,136		—	—
Merrill Lynch, Pierce, Fenner & Smith	51,634	51,634		—	—
Scotia Capital (USA) Inc.	146,999	146,999		—	—

	$1,090,271	$1,090,271		$—	$—

ESG USD Corporate Bond
Barclays Bank PLC	$82,313	$82,313		$—	$—
Citigroup Global Markets Inc.	14,415	14,415		—	—
Credit Suisse Securities (USA) LLC	73,547	73,547		—	—
Jefferies LLC	11,059	11,059		—	—
JPMorgan Securities LLC	361,443	361,443		—	—
Merrill Lynch, Pierce, Fenner & Smith	170,526	170,526		—	—
Scotia Capital (USA) Inc.	49,000	49,000		—	—

	$762,303	$762,303		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
ESG 1-5 Year USD Corporate Bond	0.12%
ESG USD Corporate Bond	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
ESG 1-5 Year USD Corporate Bond	$772
ESG USD Corporate Bond	349

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6. PURCHASES AND SALES

For the six months ended August 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
ESG 1-5 Year USD Corporate Bond	$8,159,215	$6,900,485
ESG USD Corporate Bond	2,556,525	1,427,112

For the six months ended August 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG 1-5 Year USD Corporate Bond	$13,105,202	$—
ESG USD Corporate Bond	3,544,437	—

7. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
ESG 1-5 Year USD Corporate Bond	$5,356
ESG USD Corporate Bond	1,275

As of August 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG 1-5 Year USD Corporate Bond	$40,911,142	$9,566	$(364,486)	$(354,920)
ESG USD Corporate Bond	17,967,099	25,856	(377,889)	(352,033)

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Notes to Financial Statements (unaudited) (continued)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/18		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount
ESG 1-5 Year USD Corporate Bond
Shares sold	600,000	$14,717,499	1,000,000	$24,918,390

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 08/31/18		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount
ESG USD Corporate Bond
Shares sold	200,000	$4,832,847	500,000	$12,480,697

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

I. iShares ESG 1-5 Year USD Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15( c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15( c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15( c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares ESG USD Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	33

Board Review and Approval of Investment Advisory Contract (continued)

Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15( c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15( c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15( c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15( c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	35

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG 1-5 Year USD Corporate Bond	$0.296608	$—	$0.012090	$0.308698	96%	—%	4%	100%
ESG USD Corporate Bond	0.379313	—	0.012550	0.391863	97	—	3	100

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	37

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶   iShares Intermediate-Term Corporate Bond ETF | IGIB | NASDAQ

Fund Summary as of August 31, 2018	iShares® Intermediate-Term Corporate Bond ETF

Investment Objective

The iShares Intermediate-Term Corporate Bond ETF (the “Fund”) (formerly the iShares Intermediate Credit Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the ICE BofAML 5-10 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.12%	(0.61)%	2.52%	4.16%	(0.61)%	13.24%	50.35%
Fund Market	1.12	(0.71)	2.51	4.05	(0.71)	13.17	48.79
Index(a)	1.13	(0.51)	2.73	4.45	(0.51)	14.39	54.53
Bloomberg Barclays U.S. Intermediate Credit Bond Index	1.00	(0.64)	2.70	4.43	(0.64)	14.24	54.33
ICE BofAML 5-10 Year US Corporate Index	0.75	(1.51)	4.09	5.97	(1.51)	22.17	78.59

(a)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Intermediate Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML 5-10 Year US Corporate Index, which, effective as of August 1, 2018, replaced the Bloomberg Barclays U.S. Intermediate Credit Bond Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/18)	(08/31/18)	the Period	(a)	(03/01/18)	(08/31/18)	the Period	(a)	Ratio
$ 1,000.00	$1,011.20	$0.66		$1,000.00	$1,024.60	$0.66		0.13%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.0%
Aa	5.9
A	36.7
Baa	51.6
Ba	2.6
Not Rated	1.2

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
3-4 Years	0.1%
4-5 Years	1.0
5-6 Years	18.1
6-7 Years	20.3
7-8 Years	21.3
8-9 Years	17.1
9-10 Years	18.5
10-11 Years	3.0
13-14 Years	0.1
14-15 Years	0.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24	$870	$870,941
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	2,272	2,193,448
3.65%, 11/01/24 (Call 08/01/24)	705	689,610
WPP Finance 2010, 3.75%, 09/19/24	4,520	4,366,364

		8,120,363
Aerospace & Defense — 1.5%
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(a)	5,000	4,960,901
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	1,199	1,096,716
2.60%, 10/30/25 (Call 07/30/25)	645	609,213
2.80%, 03/01/27 (Call 12/01/26)	580	553,254
2.85%, 10/30/24 (Call 07/30/24)	860	837,221
3.25%, 03/01/28 (Call 12/01/27)(b)	1,455	1,422,991
Embraer Netherlands Finance BV
5.05%, 06/15/25	4,025	4,025,040
5.40%, 02/01/27(b)	2,750	2,799,225
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(b)	300	282,067
2.13%, 08/15/26 (Call 05/15/26)	2,190	1,980,900
2.38%, 11/15/24 (Call 09/15/24)	2,115	1,999,026
2.63%, 11/15/27 (Call 08/15/27)	1,275	1,186,672
3.50%, 05/15/25 (Call 03/15/25)	9,200	9,289,143
3.75%, 05/15/28 (Call 02/15/28)	1,600	1,624,560
Harris Corp., 4.40%, 06/15/28 (Call 03/15/28)	4,575	4,648,541
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	720	700,443
3.95%, 05/28/24 (Call 02/28/24)(b)	534	530,956
4.40%, 06/15/28 (Call 03/15/28)	4,800	4,832,181
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	1,825	1,757,532
3.55%, 01/15/26 (Call 10/15/25)(b)	5,451	5,418,842
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,525	1,453,419
3.20%, 02/01/27 (Call 11/01/26)(b)	3,398	3,213,985
3.25%, 01/15/28 (Call 10/15/27)(b)	7,675	7,279,867
Raytheon Co., 3.15%, 12/15/24 (Call 09/15/24)	1,042	1,035,713
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	425	412,645
3.50%, 03/15/27 (Call 12/15/26)	6,795	6,513,613
3.70%, 12/15/23 (Call 09/15/23)(b)	850	851,089
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	870	841,863
4.60%, 06/15/28 (Call 03/15/28)(b)	2,500	2,513,334
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	670	609,023
2.80%, 05/04/24 (Call 03/04/24)(b)	1,845	1,760,931
3.13%, 05/04/27 (Call 02/04/27)	7,080	6,657,709
3.95%, 08/16/25 (Call 06/16/25)	200	201,032
4.13%, 11/16/28 (Call 08/16/28)	790	790,344

		84,689,991
Agriculture — 1.2%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(b)	1,640	1,511,546
2.95%, 05/02/23	950	928,434
4.00%, 01/31/24(b)	6,105	6,238,778

Security	Par (000)	Value

Agriculture (continued)
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(b)	$530	$490,085
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)(a)(b)	18,445	17,655,894
3.56%, 08/15/27 (Call 05/15/27)(a)(b)	14,918	13,971,569
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	206	188,335
3.75%, 09/25/27 (Call 06/25/27)	1,725	1,611,201
Imperial Brands Finance PLC, 4.25%, 07/21/25 (Call 04/21/25)(a)(b)	5,000	4,978,517
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	635	595,500
3.13%, 08/17/27 (Call 05/17/27)	2,275	2,181,287
3.25%, 11/10/24(b)	6,427	6,322,997
3.38%, 08/11/25 (Call 05/11/25)	1,825	1,786,654
3.60%, 11/15/23	1,272	1,280,743
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	8,175	8,291,765
4.85%, 09/15/23	1,525	1,591,104

		69,624,409
Airlines — 0.0%
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	1,100	1,074,952
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)(b)	300	279,151
3.45%, 11/16/27 (Call 08/16/27)	725	693,922

		2,048,025
Apparel — 0.0%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)(b)	1,440	1,321,037
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	1,525	1,524,607

		2,845,644
Auto Manufacturers — 1.6%
American Honda Finance Corp.
2.30%, 09/09/26	1,345	1,225,155
2.90%, 02/16/24	1,774	1,728,120
3.50%, 02/15/28	1,400	1,388,555
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(a)	5,000	4,673,379
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	4,600	4,579,516
3.95%, 08/14/28 (Call 05/14/28)(a)	1,500	1,518,720
Daimler Finance North America LLC
3.45%, 01/06/27(a)(b)	5,000	4,826,661
3.75%, 02/22/28(a)(b)	6,300	6,218,591
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	5,960	5,601,983
Ford Motor Credit Co. LLC
3.66%, 09/08/24	1,421	1,336,290
3.81%, 01/09/24 (Call 11/09/23)(b)	2,170	2,083,326
3.82%, 11/02/27 (Call 08/02/27)	2,750	2,473,432
4.13%, 08/04/25(b)	5,350	5,053,939
4.39%, 01/08/26	4,370	4,152,374
4.69%, 06/09/25 (Call 04/09/25)	2,000	1,953,420
General Motors Co.
4.00%, 04/01/25(b)	800	779,846
4.88%, 10/02/23(b)	1,162	1,189,718
General Motors Financial Co. Inc.
3.50%, 11/07/24 (Call 09/07/24)	2,265	2,147,623
3.85%, 01/05/28 (Call 10/05/27)	11,750	10,933,037
3.95%, 04/13/24 (Call 02/13/24)(b)	2,785	2,726,276
4.00%, 01/15/25 (Call 10/15/24)	6,375	6,179,479
4.00%, 10/06/26 (Call 07/06/26)(b)	2,204	2,103,333

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.30%, 07/13/25 (Call 04/13/25)(b)	$2,935	$2,890,695
4.35%, 04/09/25 (Call 02/09/25)(b)	1,875	1,851,544
4.35%, 01/17/27 (Call 10/17/26)	1,858	1,813,307
5.25%, 03/01/26 (Call 12/01/25)	2,530	2,610,884
Toyota Motor Corp., 3.67%, 07/20/28	2,135	2,158,144
Toyota Motor Credit Corp.
2.25%, 10/18/23	2,699	2,563,135
2.90%, 04/17/24	2,005	1,954,236
3.05%, 01/11/28(b)	2,250	2,166,441
3.20%, 01/11/27	1,000	976,219
3.40%, 04/14/25	1,500	1,497,024

		95,354,402
Auto Parts & Equiptment — 0.3%
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)(b)	1,680	1,672,957
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	395	385,246
Delphi Corp., 4.15%, 03/15/24 (Call 12/15/23)(b)	1,642	1,658,544
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	525	524,893
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	1,175	1,108,456
5.25%, 01/15/25 (Call 01/15/20)(b)	1,540	1,599,339
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	1,375	1,369,599
4.15%, 10/01/25 (Call 07/01/25)	1,570	1,597,400
ZF North America Capital Inc., 4.75%, 04/29/25(a)	5,000	5,044,577

		14,961,011
Banks — 25.3%
ABN AMRO Bank NV
4.75%, 07/28/25(a)(b)	5,000	5,062,760
4.80%, 04/18/26(a)	4,600	4,672,965
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26(a)(b)	9,600	9,508,777
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)	4,900	4,741,730
Banco Internacional del Peru SAA Interbank, 6.63%, 03/19/29 (Call 03/19/24)(a)(c)(d)	1,900	2,059,125
Banco Santander SA
3.80%, 02/23/28	600	555,522
3.85%, 04/12/23	325	319,744
4.25%, 04/11/27	2,320	2,238,594
4.38%, 04/12/28	5,600	5,418,955
5.18%, 11/19/25(b)	6,600	6,693,841
Bank of America Corp.
2.82%, 07/21/23 (Call 07/21/22)(c)(d)	1,700	1,650,908
3.00%, 12/20/23 (Call 12/20/22)(c)(d)	25,600	24,933,611
3.09%, 10/01/25 (Call 10/01/24)(c)(d)	2,175	2,082,150
3.25%, 10/21/27 (Call 10/21/26)(b)	8,750	8,224,871
3.37%, 01/23/26 (Call 01/23/25)(c)(d)	7,160	6,918,071
3.42%, 12/20/28 (Call 12/20/27)(c)(d)	15,650	14,747,108
3.50%, 04/19/26(b)	4,600	4,481,533
3.55%, 03/05/24 (Call 03/05/23)(c)(d)	1,200	1,192,653
3.59%, 07/21/28 (Call 07/21/27)(c)(d)	755	722,827
3.71%, 04/24/28 (Call 04/24/27)(c)(d)	2,500	2,419,095
3.82%, 01/20/28 (Call 01/20/27)(c)(d)	4,500	4,400,560
3.86%, 07/23/24 (Call 07/23/23)(c)(d)	16,300	16,383,538
3.88%, 08/01/25	4,050	4,051,470
3.97%, 03/05/29 (Call 03/05/28)(c)(d)	17,250	16,952,423
4.00%, 04/01/24(b)	4,195	4,264,576
4.00%, 01/22/25	4,190	4,144,782

Security	Par (000)	Value

Banks (continued)
4.10%, 07/24/23	$3,500	$3,589,264
4.13%, 01/22/24	8,425	8,616,028
4.20%, 08/26/24	11,318	11,378,427
4.25%, 10/22/26	3,543	3,520,316
4.45%, 03/03/26	1,800	1,805,159
6.22%, 09/15/26	300	335,240
Series L, 3.95%, 04/21/25	14,750	14,522,007
Series L, 4.18%, 11/25/27 (Call 11/25/26)	8,315	8,129,226
Bank of China Ltd., 5.00%, 11/13/24(a)(b)	10,375	10,685,171
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(c)(d)	4,320	4,060,368
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	3,000	2,834,497
2.45%, 08/17/26 (Call 05/17/26)	2,150	1,979,588
2.66%, 05/16/23 (Call 05/16/22)(b)(c)(d)	50	48,663
2.80%, 05/04/26 (Call 02/04/26)	2,000	1,899,088
3.25%, 09/11/24 (Call 08/11/24)	205	202,389
3.25%, 05/16/27 (Call 02/16/27)	1,987	1,931,844
3.40%, 05/15/24 (Call 04/15/24)	3,947	3,927,513
3.40%, 01/29/28 (Call 10/29/27)(b)	1,525	1,502,188
3.44%, 02/07/28 (Call 02/07/27)(c)(d)	4,500	4,399,164
3.65%, 02/04/24 (Call 01/05/24)	1,225	1,235,960
3.85%, 04/28/28(b)	4,600	4,676,136
3.95%, 11/18/25 (Call 10/18/25)	720	735,565
Series G, 3.00%, 02/24/25 (Call 01/24/25)	2,655	2,567,575
Bank of Nova Scotia (The), 4.50%, 12/16/25(b)	2,076	2,104,386
Bank One Corp.
7.63%, 10/15/26(b)	1,100	1,341,182
8.00%, 04/29/27	2,140	2,701,294
Barclays PLC
3.65%, 03/16/25	9,390	8,873,259
4.34%, 05/16/24 (Call 05/16/23)(c)(d)	3,045	3,019,249
4.34%, 01/10/28 (Call 01/10/27)	900	862,185
4.38%, 01/12/26(b)	14,830	14,485,054
4.97%, 05/16/29 (Call 05/16/28)(b)(c)(d)	10,200	10,155,639
BB&T Corp., 2.85%, 10/26/24 (Call 09/26/24)	2,000	1,923,337
BNP Paribas SA
3.38%, 01/09/25(a)	22,675	21,493,913
3.50%, 11/16/27(a)(b)	5,000	4,656,991
4.25%, 10/15/24(b)	1,750	1,743,883
4.38%, 05/12/26(a)	4,600	4,536,339
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(c)(d)	4,500	4,273,830
BPCE SA
3.25%, 01/11/28(a)(b)	5,000	4,649,366
3.38%, 12/02/26	840	793,752
3.50%, 10/23/27(a)	6,350	5,883,840
4.00%, 04/15/24(b)	2,475	2,507,863
4.50%, 03/15/25(a)	6,975	6,895,492
5.15%, 07/21/24(a)(b)	9,750	9,979,458
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	7,150	7,080,914
3.80%, 10/30/26 (Call 09/30/26)	1,250	1,252,124
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	2,220	2,109,449
3.30%, 10/30/24 (Call 09/30/24)	1,395	1,340,976
3.50%, 06/15/23	900	889,822
3.75%, 04/24/24 (Call 03/24/24)(b)	1,475	1,455,885
3.75%, 07/28/26 (Call 06/28/26)(b)	2,930	2,751,786
3.75%, 03/09/27 (Call 02/09/27)(b)	7,810	7,455,896
3.80%, 01/31/28 (Call 12/31/27)(b)	10,850	10,334,722

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.20%, 10/29/25 (Call 09/29/25)(b)	$2,515	$2,476,331
4.25%, 04/30/25 (Call 03/31/25)	2,000	2,010,500
Citigroup Inc.
2.88%, 07/24/23 (Call 07/24/22)(b)(c)(d)	1,000	969,895
3.20%, 10/21/26 (Call 07/21/26)(b)	17,450	16,382,258
3.30%, 04/27/25(b)	1,965	1,900,266
3.40%, 05/01/26(b)	6,535	6,257,867
3.67%, 07/24/28 (Call 07/24/27)(b)(c)(d)	12,100	11,564,279
3.70%, 01/12/26	13,500	13,193,587
3.75%, 06/16/24	157	157,361
3.88%, 10/25/23(b)	2,475	2,500,863
3.88%, 03/26/25	2,965	2,898,663
3.89%, 01/10/28 (Call 01/10/27)(c)(d)	15,000	14,620,133
4.00%, 08/05/24(b)	1,870	1,864,446
4.04%, 06/01/24 (Call 06/01/23)(c)(d)	3,025	3,057,791
4.08%, 04/23/29 (Call 04/23/28)(c)(d)	6,375	6,280,655
4.30%, 11/20/26(b)	3,440	3,394,724
4.40%, 06/10/25	13,350	13,385,911
4.45%, 09/29/27	6,390	6,335,423
4.60%, 03/09/26	4,550	4,594,053
5.50%, 09/13/25	3,150	3,354,865
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	900	897,031
Comerica Bank, 4.00%, 07/27/25(b)	1,000	995,662
Commonwealth Bank of Australia
2.85%, 05/18/26(a)(b)	9,450	8,818,315
3.90%, 03/16/28(a)(b)	8,000	8,010,691
Compass Bank, 3.88%, 04/10/25 (Call 03/10/25)	1,250	1,212,377
Cooperatieve Rabobank UA
3.75%, 07/21/26	6,000	5,728,971
4.38%, 08/04/25(b)	2,295	2,289,297
4.63%, 12/01/23(b)	7,600	7,755,724
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25(b)	6,245	6,162,768
Credit Agricole SA
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)(d)	9,000	8,353,101
4.38%, 03/17/25(a)(b)	3,750	3,691,605
Credit Agricole SA/London, 3.25%, 10/04/24(a)	5,000	4,714,573
Credit Suisse AG/New York NY, 3.63%, 09/09/24(b)	6,000	5,955,197
Credit Suisse Group AG
3.87%, 01/12/29 (Call 01/12/28)(a)(c)(d)	7,500	7,165,499
4.21%, 06/12/24 (Call 06/12/23)(a)(c)(d)	2,600	2,613,473
4.28%, 01/09/28 (Call 01/09/27)(a)	8,000	7,874,964
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25(b)	9,065	8,806,901
3.80%, 06/09/23(b)	675	671,141
4.55%, 04/17/26(b)	3,500	3,551,571
Danske Bank A/S, 4.38%, 06/12/28(a)	4,600	4,579,486
Deutsche Bank AG, 4.10%, 01/13/26(b)	3,040	2,905,326
Deutsche Bank AG/London, 3.70%, 05/30/24	3,469	3,278,051
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	2,270	2,136,573
4.20%, 08/08/23	3,060	3,089,020
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)	1,335	1,324,784
4.30%, 01/16/24 (Call 12/16/23)	1,635	1,667,406
Fifth Third Bank/Cincinnati OH, 3.85%, 03/15/26 (Call 02/15/26)	1,840	1,810,135
Goldman Sachs Group Inc. (The)
2.91%, 06/05/23 (Call 06/05/22)(b)(c)(d)	1,800	1,751,364
2.91%, 07/24/23 (Call 07/24/22)(c)(d)	4,350	4,224,181

Security	Par (000)	Value

Banks (continued)
3.27%, 09/29/25 (Call 09/29/24)(c)(d)	$12,050	$11,602,696
3.50%, 01/23/25 (Call 10/23/24)	6,772	6,595,052
3.50%, 11/16/26 (Call 11/16/25)	10,880	10,367,001
3.69%, 06/05/28 (Call 06/05/27)(b)(c)(d)	5,000	4,783,480
3.75%, 05/22/25 (Call 02/22/25)	5,395	5,314,575
3.75%, 02/25/26 (Call 11/25/25)	4,030	3,948,208
3.81%, 04/23/29 (Call 04/23/28)(c)(d)	9,900	9,470,937
3.85%, 07/08/24 (Call 04/08/24)	5,099	5,088,416
3.85%, 01/26/27 (Call 01/26/26)	9,546	9,295,548
4.00%, 03/03/24	18,550	18,727,121
4.22%, 05/01/29 (Call 05/01/28)(c)(d)	8,750	8,664,092
4.25%, 10/21/25	5,290	5,264,835
HSBC Holdings PLC
3.03%, 11/22/23 (Call 11/22/22)(c)(d)	980	949,716
3.90%, 05/25/26	5,575	5,488,532
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	2,155	2,159,726
4.04%, 03/13/28 (Call 03/13/27)(b)(c)(d)	2,690	2,632,362
4.25%, 03/14/24	5,980	6,000,845
4.25%, 08/18/25(b)	2,275	2,261,075
4.30%, 03/08/26	14,475	14,658,158
4.38%, 11/23/26	3,835	3,806,657
4.58%, 06/19/29 (Call 06/19/28)(c)(d)	14,500	14,740,544
HSBC USA Inc., 3.50%, 06/23/24(b)	2,300	2,279,574
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	1,730	1,740,799
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)(b)	4,800	4,541,664
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(a)	5,000	5,103,010
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	1,020	969,132
ING Bank NV, 5.80%, 09/25/23(a)(b)	3,625	3,853,995
ING Groep NV, 3.95%, 03/29/27	7,200	7,081,529
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	5,000	4,296,732
3.88%, 01/12/28(a)	4,350	3,699,654
5.25%, 01/12/24	2,095	2,079,917
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)(b)	3,125	3,020,215
2.95%, 10/01/26 (Call 07/01/26)	5,300	4,963,873
3.13%, 01/23/25 (Call 10/23/24)	6,850	6,600,124
3.20%, 06/15/26 (Call 03/15/26)	13,700	13,082,923
3.22%, 03/01/25 (Call 03/01/24)(c)(d)	19,050	18,544,496
3.30%, 04/01/26 (Call 01/01/26)(b)	1,725	1,664,598
3.38%, 05/01/23	335	329,701
3.51%, 01/23/29 (Call 01/23/28)(b)(c)(d)	12,600	12,039,352
3.54%, 05/01/28 (Call 05/01/27)(c)(d)	2,150	2,064,045
3.56%, 04/23/24 (Call 04/23/23)(c)(d)	1,700	1,693,741
3.63%, 05/13/24(b)	1,430	1,433,667
3.78%, 02/01/28 (Call 02/01/27)(b)(c)(d)	10,700	10,466,285
3.80%, 07/23/24 (Call 07/23/23)(b)(c)(d)	2,500	2,507,615
3.88%, 02/01/24(b)	6,150	6,234,596
3.88%, 09/10/24	14,150	14,066,884
3.90%, 07/15/25 (Call 04/15/25)	5,443	5,477,627
4.01%, 04/23/29 (Call 04/23/28)(c)(d)	14,100	13,940,753
4.13%, 12/15/26(b)	3,105	3,102,356
4.25%, 10/01/27(b)	2,500	2,500,398
KeyBank N.A./Cleveland OH
2.30%, 09/14/22(b)	2,090	2,004,160
2.50%, 11/22/21	1,025	1,000,642
3.18%, 05/22/22(b)	1,800	1,776,512

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 06/01/25	$950	$925,755
3.40%, 05/20/26	700	668,959
KeyCorp., 4.10%, 04/30/28(b)	1,900	1,904,963
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(c)(d)	710	678,716
3.57%, 11/07/28 (Call 11/07/27)(c)(d)	9,600	8,853,872
3.75%, 01/11/27	7,995	7,606,462
4.38%, 03/22/28	3,100	3,052,962
4.45%, 05/08/25(b)	6,735	6,798,451
4.50%, 11/04/24	2,310	2,295,709
4.58%, 12/10/25(b)	7,800	7,690,281
4.65%, 03/24/26(b)	1,755	1,735,816
Macquarie Group Ltd.
3.76%, 11/28/28 (Call 11/28/27)(a)(c)(d)	4,900	4,578,070
4.65%, 03/27/29 (Call 03/27/28)(a)(b)(c)(d)	4,650	4,687,227
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	1,500	1,445,176
3.40%, 08/17/27	1,190	1,159,232
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(b)	1,490	1,412,887
2.76%, 09/13/26	1,500	1,382,911
3.29%, 07/25/27	1,425	1,364,807
3.68%, 02/22/27	4,900	4,821,091
3.78%, 03/02/25	1,150	1,150,296
3.85%, 03/01/26	13,330	13,300,205
3.96%, 03/02/28	12,250	12,285,267
Mizuho Financial Group Inc.
2.84%, 09/13/26	1,730	1,600,896
3.17%, 09/11/27	6,250	5,900,937
3.48%, 04/12/26(a)(b)	6,550	6,365,185
3.66%, 02/28/27	1,765	1,729,686
4.02%, 03/05/28(b)	15,300	15,412,642
Morgan Stanley
3.13%, 07/27/26	14,200	13,276,615
3.59%, 07/22/28 (Call 07/22/27)(c)(d)	10,250	9,767,087
3.63%, 01/20/27	12,350	11,898,178
3.70%, 10/23/24	3,280	3,253,655
3.74%, 04/24/24 (Call 04/24/23)(c)(d)	2,500	2,491,451
3.77%, 01/24/29 (Call 01/24/28)(b)(c)(d)	9,600	9,264,956
3.88%, 01/27/26(b)	9,649	9,522,852
3.95%, 04/23/27	7,825	7,544,001
4.00%, 07/23/25	6,765	6,794,579
4.10%, 05/22/23(b)	250	252,073
4.35%, 09/08/26	5,254	5,233,265
5.00%, 11/24/25(b)	7,900	8,218,133
Series F, 3.88%, 04/29/24	10,970	11,031,303
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	704	673,963
National Australia Bank Ltd./New York
2.50%, 07/12/26	7,000	6,360,392
3.38%, 01/14/26	1,980	1,926,546
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/24/25)(e)	1,050	1,012,123
3.10%, 10/25/27 (Call 09/25/27)(e)	4,615	4,400,003
3.25%, 01/22/28 (Call 12/23/27)(b)(e)	5,000	4,823,362
3.30%, 10/30/24 (Call 09/30/24)(e)	272	267,820
3.80%, 07/25/23 (Call 06/25/23)(e)	915	922,116
4.05%, 07/26/28(e)	500	506,979

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(e)	$2,269	$2,176,328
3.90%, 04/29/24 (Call 03/29/24)(e)	1,150	1,153,574
Royal Bank of Canada, 4.65%, 01/27/26(b)	5,916	6,085,902
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	8,600	8,384,339
4.80%, 04/05/26(b)	7,850	7,962,993
4.89%, 05/18/29 (Call 05/18/28)(c)(d)	7,725	7,731,266
5.13%, 05/28/24	100	100,365
6.00%, 12/19/23	200	208,651
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)(b)	2,060	2,005,237
4.50%, 07/17/25 (Call 04/17/25)	3,263	3,258,561
Santander UK Group Holdings PLC
3.37%, 01/05/24 (Call 01/05/23)(c)(d)	3,295	3,187,163
4.75%, 09/15/25(a)	4,300	4,237,409
Santander UK PLC
4.00%, 03/13/24(b)	251	254,586
5.00%, 11/07/23(a)	3,300	3,350,216
Societe Generale SA
4.00%, 01/12/27(a)	4,800	4,614,145
4.25%, 04/14/25(a)(b)	6,300	6,121,936
4.75%, 11/24/25(a)	4,800	4,793,096
Standard Chartered PLC
4.05%, 04/12/26(a)	9,000	8,813,052
4.87%, 03/15/33 (Call 03/15/28)(a)(c)(d)	4,400	4,309,824
State Street Corp.
2.65%, 05/19/26	3,025	2,842,615
3.55%, 08/18/25	6,180	6,215,763
3.70%, 11/20/23	340	345,863
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	3,000	2,962,498
3.95%, 01/10/24(b)	1,140	1,155,466
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	13,900	12,713,600
3.01%, 10/19/26	2,200	2,065,829
3.35%, 10/18/27(b)	1,900	1,819,423
3.36%, 07/12/27	5,000	4,796,237
3.45%, 01/11/27	2,200	2,128,789
3.54%, 01/17/28	9,700	9,436,792
3.78%, 03/09/26	350	348,520
3.94%, 07/19/28	7,400	7,406,048
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	800	776,598
3.30%, 05/15/26 (Call 04/15/26)	1,375	1,310,225
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	1,275	1,287,487
SVB Financial Group, 3.50%, 01/29/25	310	302,468
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(c)(d)	550	521,933
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	5,497	5,243,191
3.60%, 09/11/24 (Call 08/11/24)	5,660	5,650,021
3.70%, 01/30/24 (Call 12/29/23)	2,305	2,336,453
3.90%, 04/26/28 (Call 03/24/28)(b)	8,750	8,920,716
Series V, 2.38%, 07/22/26 (Call 06/22/26)(b)	2,350	2,152,401
Series X, 3.15%, 04/27/27 (Call 03/27/27)(b)	1,850	1,783,961
U.S. Bank N.A./Cincinnati OH, 2.80%, 01/27/25 (Call 12/27/24)	1,350	1,292,307

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS Group Funding Switzerland AG
4.13%, 09/24/25(a)	$5,000	$5,022,295
4.13%, 04/15/26(a)(b)	8,000	8,001,534
4.25%, 03/23/28 (Call 03/23/27)(a)	9,350	9,371,880
Wells Fargo & Co.
3.00%, 02/19/25	5,857	5,586,823
3.00%, 04/22/26	23,900	22,430,121
3.00%, 10/23/26(b)	6,001	5,610,470
3.30%, 09/09/24	4,102	4,016,757
3.55%, 09/29/25	13,950	13,690,708
3.58%, 05/22/28 (Call 05/22/27)(b)(c)(d)	8,311	8,015,219
4.10%, 06/03/26	3,300	3,278,872
4.13%, 08/15/23(b)	1,297	1,319,806
4.30%, 07/22/27(b)	10,750	10,752,242
4.48%, 01/16/24	531	546,829
Westpac Banking Corp.
2.70%, 08/19/26(b)	2,500	2,310,601
2.85%, 05/13/26	7,025	6,587,287
3.35%, 03/08/27(b)	2,400	2,311,243
3.40%, 01/25/28(b)	4,200	4,061,975
3.65%, 05/15/23	900	907,668
4.32%, 11/23/31 (Call 11/23/26)(b)(c)(d)	2,385	2,314,527

		1,477,141,271
Beverages — 2.4%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)(b)	26,600	26,049,202
3.70%, 02/01/24(b)	15,650	15,702,306
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)(b)	6,720	6,692,321
4.00%, 04/13/28 (Call 01/13/28)(b)	8,925	8,897,713
Bacardi Ltd.
4.45%, 05/15/25 (Call 03/15/25)(a)(b)	3,110	3,114,890
4.70%, 05/15/28 (Call 02/15/28)(a)	4,175	4,164,450
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	780	765,336
Coca-Cola Co. (The)
2.25%, 09/01/26(b)	6,005	5,494,673
2.55%, 06/01/26	834	779,986
2.88%, 10/27/25	8,175	7,903,255
2.90%, 05/25/27(b)	1,177	1,123,193
3.20%, 11/01/23	1,458	1,457,893
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	185	175,077
3.60%, 02/15/28 (Call 11/15/27)	1,680	1,586,976
3.70%, 12/06/26 (Call 09/06/26)	2,309	2,221,791
4.75%, 11/15/24	375	390,428
Diageo Capital PLC
3.50%, 09/18/23 (Call 08/18/23)(b)	3,000	3,025,071
3.88%, 05/18/28 (Call 02/18/28)(b)	3,225	3,294,460
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	4,900	4,732,830
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	750	663,109
3.13%, 12/15/23 (Call 10/15/23)	480	461,475
3.40%, 11/15/25 (Call 08/15/25)(b)	950	903,039
3.43%, 06/15/27 (Call 03/15/27)	1,000	933,967
4.42%, 05/25/25 (Call 03/25/25)(a)	7,025	7,118,968
4.60%, 05/25/28 (Call 02/25/28)(a)(b)	7,000	7,104,811
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	7,812	7,181,680

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)(b)	$3,189	$2,932,963
2.75%, 04/30/25 (Call 01/30/25)(b)	6,025	5,824,795
2.85%, 02/24/26 (Call 11/24/25)	2,146	2,053,057
3.00%, 10/15/27 (Call 07/15/27)(b)	2,800	2,683,539
3.50%, 07/17/25 (Call 04/17/25)(b)	1,900	1,920,208
3.60%, 03/01/24 (Call 12/01/23)(b)	2,822	2,885,709

		140,239,171
Biotechnology —1.6%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)	4,374	4,001,873
3.13%, 05/01/25 (Call 02/01/25)	175	168,327
3.20%, 11/02/27 (Call 08/02/27)(b)	4,060	3,845,999
3.63%, 05/22/24 (Call 02/22/24)(b)	7,406	7,450,536
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	12,720	12,863,824
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	3,480	3,520,368
Celgene Corp.
3.45%, 11/15/27 (Call 08/15/27)	2,120	1,996,057
3.63%, 05/15/24 (Call 02/15/24)	6,125	6,053,794
3.88%, 08/15/25 (Call 05/15/25)	14,065	13,870,456
3.90%, 02/20/28 (Call 11/20/27)	5,690	5,541,681
4.00%, 08/15/23	260	263,743
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	1,205	1,154,607
2.95%, 03/01/27 (Call 12/01/26)(b)	7,425	6,967,839
3.50%, 02/01/25 (Call 11/01/24)(b)	7,775	7,690,246
3.65%, 03/01/26 (Call 12/01/25)	6,150	6,095,272
3.70%, 04/01/24 (Call 01/01/24)	13,140	13,230,648

		94,715,270
Building Materials — 0.2%
CRH America Finance Inc., 3.95%, 04/04/28 (Call 01/04/28)(a)(b)	5,000	4,889,673
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(f)	640	637,546
3.90%, 02/14/26 (Call 11/14/25)	1,000	993,430
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	450	428,979
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	1,525	1,416,115
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	205	205,348
4.45%, 04/01/25 (Call 01/01/25)(b)	500	508,077
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(b)	335	311,069
4.20%, 12/01/24 (Call 09/01/24)(b)	425	422,935
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	1,100	1,059,999
4.50%, 04/01/25 (Call 01/01/25)(b)	1,255	1,274,660

		12,147,831
Chemicals — 1.0%
Air Liquide Finance SA, 2.50%, 09/27/26 (Call 06/27/26)(a)	5,000	4,619,845
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	635	632,188
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)(b)	725	728,198
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	1,040	1,054,393
Braskem Finance Ltd., 6.45%, 02/03/24	1,250	1,296,250
Braskem Netherlands Finance BV, 4.50%, 01/10/28(a)	5,000	4,587,500
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	5,766	5,657,429
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	2,281	2,271,190
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	1,000	1,002,845

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(b)	$6,125	$5,825,764
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	2,900	3,150,164
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	280	274,330
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(b)	1,175	1,142,240
4.25%, 11/15/23 (Call 08/15/23)(b)	1,486	1,507,159
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	1,950	1,811,289
3.63%, 03/15/24 (Call 12/15/23)(b)	2,180	2,135,232
4.00%, 12/15/26 (Call 09/15/26)(b)	3,200	3,114,853
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(b)	1,900	1,900,674
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)(b)	1,740	1,662,405
3.20%, 01/30/26 (Call 10/30/25)(b)	100	98,331
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)(b)	1,000	957,379
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	755	729,418
3.45%, 08/01/25 (Call 05/01/25)(b)	485	467,497
3.45%, 06/01/27 (Call 03/01/27)	6,280	5,986,637
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	440	416,181
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(a)(b)	4,800	4,879,334

		57,908,725
Commercial Services — 0.5%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(b)	685	683,838
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(b)	1,744	1,626,410
3.25%, 12/01/27 (Call 09/01/27)(b)	2,925	2,829,203
4.35%, 12/08/21	264	273,129
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	3,110	2,941,022
3.80%, 11/01/25 (Call 08/01/25)(a)	4,900	4,840,735
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	700	701,680
4.75%, 08/01/28 (Call 05/01/28)	440	443,855
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	1,000	949,399
4.88%, 02/15/24 (Call 11/15/23)	235	247,058
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)(b)	1,339	1,252,184
4.00%, 06/15/25 (Call 03/15/25)	913	922,773
4.40%, 02/15/26 (Call 11/15/25)	1,000	1,037,487
Total System Services Inc.
4.45%, 06/01/28 (Call 03/01/28)	2,250	2,287,811
4.80%, 04/01/26 (Call 01/01/26)	1,720	1,779,477
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(a)	4,750	4,466,705
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(b)	1,735	1,722,138

		29,004,904
Computers — 2.6%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	11,495	10,688,481
2.50%, 02/09/25	2,635	2,497,216
2.75%, 01/13/25 (Call 11/13/24)	15,850	15,318,758
2.85%, 05/11/24 (Call 03/11/24)	4,590	4,485,436

Security	Par (000)	Value

Computers (continued)
2.90%, 09/12/27 (Call 06/12/27)	$11,500	$10,921,843
3.00%, 02/09/24 (Call 12/09/23)	1,725	1,706,082
3.00%, 06/20/27 (Call 03/20/27)	7,750	7,442,451
3.00%, 11/13/27 (Call 08/13/27)(b)	6,950	6,670,244
3.20%, 05/13/25(b)	4,365	4,322,728
3.20%, 05/11/27 (Call 02/11/27)	2,390	2,325,993
3.25%, 02/23/26 (Call 11/23/25)	13,310	13,098,327
3.35%, 02/09/27 (Call 11/09/26)	1,610	1,588,252
3.45%, 05/06/24	3,850	3,880,322
Dell International LLC/EMC Corp., 6.02%, 06/15/26 (Call 03/15/26)(a)	13,534	14,347,782
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	1,165	1,170,950
4.75%, 04/15/27 (Call 01/15/27)(b)	1,465	1,495,136
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)(b)	6,810	7,023,245
International Business Machines Corp.
3.30%, 01/27/27(b)	1,300	1,280,111
3.45%, 02/19/26(b)	17,050	16,946,722
3.63%, 02/12/24	21,441	21,691,429
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)(b)	817	784,570
Seagate HDD Cayman
4.75%, 01/01/25(b)	1,290	1,236,498
4.88%, 03/01/24 (Call 01/01/24)	225	220,860
4.88%, 06/01/27 (Call 03/01/27)	3,517	3,303,001

		154,446,437
Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
2.45%, 11/03/26	425	395,596
2.70%, 02/02/26(b)	1,005	962,502
2.85%, 08/11/27	1,573	1,512,755
3.10%, 08/15/23	1,185	1,186,792
Unilever Capital Corp.
2.00%, 07/28/26	2,850	2,559,206
2.60%, 05/05/24 (Call 03/05/24)(b)	1,300	1,249,082
2.90%, 05/05/27 (Call 02/05/27)	6,250	5,966,756
3.10%, 07/30/25(b)	560	547,255
3.38%, 03/22/25 (Call 01/22/25)(b)	1,000	998,058
3.50%, 03/22/28 (Call 12/22/27)(b)	1,000	1,002,783

		16,380,785
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	2,397	2,289,032
3.65%, 07/21/27 (Call 04/21/27)(b)	2,675	2,479,863
3.88%, 01/23/28 (Call 10/23/27)(b)	4,500	4,220,571
4.45%, 10/01/25 (Call 08/01/25)	1,000	1,000,871
Affiliated Managers Group Inc., 4.25%, 02/15/24	900	916,691
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	1,540	1,469,104
3.25%, 03/01/25 (Call 01/01/25)(b)	5,175	4,884,174
3.63%, 04/01/27 (Call 01/01/27)	1,105	1,036,478
3.63%, 12/01/27 (Call 09/01/27)(b)	1,500	1,396,054
4.25%, 09/15/24 (Call 06/15/24)	865	867,708
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(b)	1,250	1,241,125
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	7,300	7,021,077
3.63%, 12/05/24 (Call 11/04/24)	1,700	1,684,663
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(b)	2,910	2,842,090

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(b)	$585	$549,437
3.70%, 10/15/24	1,082	1,085,235
4.00%, 10/15/23	1,515	1,551,275
Antares Holdings LP, 6.00%, 08/15/23 (Call 07/15/23)(a)	1,000	1,005,144
BOC Aviation Ltd., 3.88%, 04/27/26 (Call 01/27/26)(a)	5,000	4,826,370
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)(b)	2,000	1,912,189
4.25%, 06/02/26 (Call 03/02/26)(b)	900	895,101
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)(b)	1,815	1,810,227
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	327	317,745
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	570	552,421
3.20%, 03/02/27 (Call 12/02/26)(b)	620	599,013
3.20%, 01/25/28 (Call 10/25/27)(b)	1,950	1,877,705
3.45%, 02/13/26 (Call 11/13/25)(b)	175	173,267
3.85%, 05/21/25 (Call 03/21/25)	1,100	1,120,153
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(a)(b)	5,000	5,272,425
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	2,840	2,762,219
3.75%, 06/15/28 (Call 03/15/28)(b)	5,740	5,826,426
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	241	231,969
3.95%, 11/06/24 (Call 08/06/24)	1,210	1,186,657
4.10%, 02/09/27 (Call 11/09/26)	6,774	6,568,566
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	1,180	1,135,208
4.50%, 06/20/28 (Call 03/20/28)	2,150	2,175,177
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,530	1,492,691
Franklin Resources Inc., 2.85%, 03/30/25	725	691,272
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	8,538	8,267,014
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)(b)	555	556,669
Invesco Finance PLC
3.75%, 01/15/26	270	270,405
4.00%, 01/30/24	1,620	1,648,441
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	230	235,545
Jefferies Group LLC, 6.45%, 06/08/27(b)	225	244,418
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.85%, 01/15/27	2,500	2,480,771
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,400	1,324,523
3.75%, 02/13/25	875	852,867
Legg Mason Inc., 4.75%, 03/15/26(b)	460	475,145
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	835	802,811
3.38%, 04/01/24	919	922,999
3.50%, 02/26/28 (Call 11/26/27)(b)	2,285	2,282,672
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	1,090	1,065,639
4.25%, 06/01/24 (Call 03/01/24)(b)	210	213,945
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	75	72,253
2.95%, 02/07/24 (Call 12/07/23)	1,500	1,460,379
3.05%, 04/25/27 (Call 01/25/27)	1,125	1,077,839
3.25%, 11/01/25 (Call 08/01/25)	545	533,750
3.40%, 11/15/23 (Call 08/15/23)(b)	600	601,702

Security	Par (000)	Value

Diversified Financial Services (continued)
3.40%, 02/07/28 (Call 11/07/27)(b)	$7,250	$7,119,632
ORIX Corp., 3.25%, 12/04/24	2,330	2,236,824
Raymond James Financial Inc., 3.63%, 09/15/26	1,265	1,223,351
Stifel Financial Corp., 4.25%, 07/18/24	755	761,204
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	2,175	1,972,137
3.95%, 12/01/27 (Call 09/01/27)(b)	4,600	4,195,058
4.25%, 08/15/24 (Call 05/15/24)	5,375	5,214,490
4.50%, 07/23/25 (Call 04/23/25)(b)	1,978	1,926,166
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	4,050	3,915,615
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	16,500	16,165,869

		149,087,526
Electric — 5.6%
Abu Dhabi National Energy Co. PJSC, 4.38%, 06/22/26(a)	5,000	4,950,000
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)(a)	6,625	6,675,912
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)(b)	460	443,251
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	1,150	1,157,672
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(a)	3,375	3,382,459
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	1,161	1,131,321
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	3,650	3,707,424
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	150	141,721
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,000	964,566
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	510	497,083
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	1,462	1,401,913
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	700	639,544
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (Call 01/15/28)	9,500	9,088,221
3.50%, 02/01/25 (Call 11/01/24)(b)	950	943,793
3.75%, 11/15/23 (Call 08/15/23)	475	482,464
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)(b)	750	697,081
3.95%, 01/15/26 (Call 07/15/25)(b)	462	458,551
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,300	1,242,714
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	885	812,910
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	370	351,261
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	580	547,101
3.45%, 08/15/27 (Call 05/15/27)(b)	5,060	4,915,947
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(a)	4,400	4,159,364
Comision Federal de Electricidad, 4.88%, 01/15/24(a)	5,000	5,087,500
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(b)	1,200	1,113,230
2.95%, 08/15/27 (Call 05/15/27)	872	825,102
3.70%, 08/15/28 (Call 05/15/28)	1,500	1,509,660
Connecticut Light & Power Co. (The), Series A, 3.20%,
03/15/27 (Call 12/15/26)	1,475	1,435,102
Consolidated Edison Co. of New York Inc.
3.13%, 11/15/27 (Call 08/15/27)	1,225	1,175,789
3.80%, 05/15/28 (Call 02/15/28)	4,285	4,355,232
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	475	476,283

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	$344	$345,558
Dominion Energy Inc.
3.63%, 12/01/24 (Call 09/01/24)	660	648,923
3.90%, 10/01/25 (Call 07/01/25)	2,215	2,180,953
4.25%, 06/01/28 (Call 03/01/28)	8,500	8,578,339
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,809	1,650,892
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	2,100	2,118,240
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)(b)	1,514	1,403,520
3.80%, 03/15/27 (Call 12/15/26)(b)	1,560	1,539,579
Series C, 3.50%, 06/01/24 (Call 03/01/24)	1,130	1,113,277
Series F, 3.85%, 12/01/23 (Call 09/01/23)	625	629,832
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(b)	630	604,244
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	2,615	2,380,209
3.15%, 08/15/27 (Call 05/15/27)	172	161,433
3.75%, 04/15/24 (Call 01/15/24)(b)	6,430	6,459,229
3.95%, 10/15/23 (Call 07/15/23)	1,550	1,569,235
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	1,300	1,262,463
3.80%, 07/15/28 (Call 04/15/28)(b)	5,450	5,509,987
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	1,050	1,068,032
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	280	275,323
3.70%, 09/01/28 (Call 06/01/28)	3,530	3,553,484
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	1,750	1,755,245
EDP Finance BV, 3.63%, 07/15/24(a)	5,000	4,821,470
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	2,325	2,211,179
Enel Chile SA, 4.88%, 06/12/28(b)	4,375	4,484,375
Enel Finance International NV, 3.63%, 05/25/27(a)(b)	10,000	9,208,594
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	100	99,792
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,175	1,167,186
3.70%, 06/01/24 (Call 03/01/24)(b)	900	908,502
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	5,000	4,628,597
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	30	33,020
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)(b)	665	607,857
3.12%, 09/01/27 (Call 06/01/27)	5,000	4,791,057
4.05%, 09/01/23 (Call 06/01/23)	290	298,138
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	1,850	1,790,923
2.90%, 10/01/24 (Call 08/01/24)	585	558,928
Series H, 3.15%, 01/15/25 (Call 10/15/24)	240	232,584
Series M, 3.30%, 01/15/28 (Call 10/15/27)	5,000	4,772,167
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	6,030	5,813,101
3.95%, 06/15/25 (Call 03/15/25)(b)	1,444	1,451,350
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	5,000	4,914,542
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)(b)	390	383,125
3.25%, 06/01/24 (Call 12/01/23)	1,450	1,438,434
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	6,319	5,841,438
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	275	261,935
3.25%, 03/30/27 (Call 12/30/26)	1,250	1,180,215

Security	Par (000)	Value

Electric (continued)
Iberdrola International BV, 5.81%, 03/15/25	$35	$38,623
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(b)	4,500	4,552,599
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	897	880,887
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(a)	5,000	5,112,500
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	1,250	1,185,161
3.35%, 11/15/27 (Call 08/15/27)	4,355	4,128,316
3.65%, 06/15/24 (Call 03/15/24)(b)	495	490,183
Kansas City Power & Light Co., 3.65%, 08/15/25 (Call 05/15/25)	825	816,457
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(b)	525	517,406
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	200	193,191
3.50%, 10/15/24 (Call 07/15/24)	1,025	1,030,922
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)	5,500	5,534,603
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	500	496,354
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)(b)	5,970	5,808,982
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)(b)	2,112	2,047,529
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	2,500	2,505,724
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)(a)	1,415	1,428,161
Pacific Gas & Electric Co.
3.30%, 03/15/27 (Call 12/15/26)	5,000	4,606,000
3.30%, 12/01/27 (Call 09/01/27)	2,665	2,447,949
3.40%, 08/15/24 (Call 05/15/24)	365	350,090
3.50%, 06/15/25 (Call 03/15/25)	775	735,785
3.75%, 02/15/24 (Call 11/15/23)	420	411,807
4.65%, 08/01/28 (Call 05/06/28)(a)(b)	1,785	1,804,689
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	1,470	1,431,252
Perusahaan Listrik Negara PT, 5.45%, 05/21/28(a)	5,000	5,170,945
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	1,090	1,098,600
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,100	1,031,059
3.40%, 06/01/23 (Call 03/01/23)(b)	555	544,995
3.95%, 03/15/24 (Call 12/15/23)(b)	820	822,407
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	5,350	5,400,347
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	1,000	904,463
3.00%, 05/15/25 (Call 02/15/25)	575	557,198
3.00%, 05/15/27 (Call 02/15/27)	1,590	1,523,989
3.70%, 05/01/28 (Call 02/01/28)	9,650	9,732,018
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	565	549,354
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	1,171	1,084,871
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(a)	5,000	5,026,960
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	1,500	1,403,294
3.40%, 02/01/28 (Call 10/01/27)	2,505	2,356,148
3.55%, 06/15/24 (Call 03/15/24)	6,131	6,021,907
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	1,360	1,259,069

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
3.65%, 03/01/28 (Call 12/01/27)	$4,950	$4,886,405
Series C, 3.50%, 10/01/23 (Call 07/01/23)(b)	1,145	1,148,390
Series D, 3.40%, 06/01/23 (Call 05/01/23)	565	563,389
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)(b)	500	482,209
3.25%, 07/01/26 (Call 04/01/26)	12,207	11,492,537
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	775	772,180
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,865	1,727,693
SP PowerAssets Ltd., 3.25%, 11/24/25(a)	5,000	4,861,098
State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/27(a)	14,100	13,506,390
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	5,000	4,704,750
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)(b)	421	399,040
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	1,472	1,402,426
3.50%, 04/15/24 (Call 01/15/24)(b)	371	370,735
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	200	199,469
Series A, 3.10%, 05/15/25 (Call 02/15/25)	590	570,770
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,545	1,498,931
Series A, 3.50%, 03/15/27 (Call 12/15/26)	885	876,760
Series A, 3.80%, 04/01/28 (Call 01/01/28)(b)	5,375	5,432,899
Series B, 2.95%, 11/15/26 (Call 08/15/26)(b)	920	872,694
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,000	927,476
3.10%, 04/01/27 (Call 01/01/27)	390	374,483
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)(b)	1,280	1,218,832
Xcel Energy Inc.
3.35%, 12/01/26 (Call 06/01/26)	1,050	1,018,058
4.00%, 06/15/28 (Call 12/15/27)(b)	5,500	5,567,088

		329,394,173
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	650	631,339
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)(b)	1,025	980,150
3.50%, 02/15/28 (Call 11/15/27)	2,000	1,907,450

		3,518,939
Electronics — 0.4%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)(b)	1,415	1,328,605
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,500	1,416,798
3.55%, 10/01/27 (Call 07/01/27)	675	622,705
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	190	183,762
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	1,605	1,513,455
4.00%, 04/01/25 (Call 01/01/25)	345	338,260
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	1,132	1,132,118
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	1,410	1,430,893
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	1,350	1,267,510
Honeywell International Inc., 2.50%, 11/01/26
(Call 08/01/26)(b)	2,695	2,507,772
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)(b)	1,400	1,337,560

Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	$1,110	$1,130,780
4.60%, 04/06/27 (Call 01/06/27)	1,950	1,990,274
Legrand France SA, 8.50%, 02/15/25(b)	550	688,787
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)(b)	1,054	1,043,899
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)(b)	722	737,469
4.90%, 06/15/28 (Call 03/15/28)	4,300	4,387,662
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	2,870	2,718,535
3.70%, 02/15/26 (Call 11/15/25)	195	192,522

		25,969,366
Engineering & Construction — 0.2%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	455	447,707
4.25%, 09/15/28 (Call 06/15/28)	1,500	1,487,663
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(a)(b)	4,800	4,326,000
4.25%, 10/31/26 (Call 07/31/26)(a)	3,000	2,820,000
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(a)	5,000	4,834,828

		13,916,198
Environmental Control — 0.2%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,200	1,120,213
3.20%, 03/15/25 (Call 12/15/24)(b)	360	349,351
3.38%, 11/15/27 (Call 08/15/27)	780	749,851
3.95%, 05/15/28 (Call 02/15/28)(b)	5,795	5,824,626
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)(b)	1,300	1,260,237
3.15%, 11/15/27 (Call 08/15/27)(b)	1,790	1,706,958
3.50%, 05/15/24 (Call 02/15/24)	575	572,859

		11,584,095
Food — 1.9%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(b)	982	915,203
3.95%, 03/15/25 (Call 01/15/25)	1,650	1,605,201
4.15%, 03/15/28 (Call 12/15/27)(b)	2,550	2,458,059
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(a)(b)	5,000	4,580,050
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)	10,000	9,258,428
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(b)	1,130	1,056,330
3.65%, 02/15/24 (Call 11/15/23)(b)	7,975	7,922,626
3.70%, 10/17/23 (Call 09/17/23)	5,435	5,441,392
4.00%, 04/17/25 (Call 02/17/25)(b)	2,000	2,000,987
4.20%, 04/17/28 (Call 01/17/28)(b)	3,675	3,668,333
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	360	328,685
3.20%, 08/21/25 (Call 05/21/25)	280	275,312
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	441	413,606
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)(b)	2,500	2,353,749
3.50%, 03/15/25	2,325	2,258,706
Kellogg Co.
2.65%, 12/01/23(b)	1,565	1,501,254
3.25%, 04/01/26(b)	2,025	1,923,166
3.40%, 11/15/27 (Call 08/15/27)	1,872	1,774,905
4.30%, 05/15/28 (Call 02/15/28)(b)	4,100	4,140,493

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	$9,740	$8,888,538
3.95%, 07/15/25 (Call 04/15/25)(b)	1,305	1,285,324
4.88%, 02/15/25 (Call 02/15/20)(a)(b)	4,000	4,075,756
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(b)	2,710	2,440,707
3.70%, 08/01/27 (Call 05/01/27)(b)	4,900	4,740,002
3.85%, 08/01/23 (Call 05/01/23)	525	530,682
4.00%, 02/01/24 (Call 11/01/23)	1,210	1,221,869
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	1,000	966,972
3.40%, 08/15/27 (Call 05/15/27)	6,250	5,994,679
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(b)	2,175	2,189,246
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)	5,000	4,775,000
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(b)	1,540	1,461,935
3.30%, 07/15/26 (Call 04/15/26)	7,385	7,094,064
3.55%, 03/15/25 (Call 01/15/25)(b)	1,250	1,229,231
3.75%, 10/01/25 (Call 07/01/25)	675	670,363
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	2,020	1,918,216
3.95%, 08/15/24 (Call 05/15/24)(b)	7,725	7,756,090

		111,115,159
Forest Products & Paper — 0.2%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24(b)	1,100	1,102,750
5.50%, 01/17/27	1,285	1,268,950
Georgia-Pacific LLC, 8.00%, 01/15/24(b)	1,250	1,506,742
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(b)	3,300	3,056,322
3.65%, 06/15/24 (Call 03/15/24)	950	946,014
3.80%, 01/15/26 (Call 10/15/25)	2,500	2,467,191
7.50%, 08/15/21	416	462,232

		10,810,201
Gas — 0.3%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(b)	805	763,493
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	2,475	2,474,315
Dominion Energy Gas Holdings LLC, 3.60%, 12/15/24 (Call 09/15/24)	50	49,165
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	1,335	1,250,387
4.75%, 09/01/28 (Call 06/01/28)	2,000	1,959,328
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	445	430,161
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	425	424,390
Perusahaan Gas Negara Persero Tbk, 5.13%, 05/16/24(a)(b)	5,100	5,168,085
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	1,305	1,286,745
3.20%, 06/15/25 (Call 03/15/25)	475	463,273
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	820	762,965
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	214	202,196
3.25%, 06/15/26 (Call 03/15/26)	450	427,969

		15,662,472

Security	Par (000)	Value

Health Care - Products — 1.6%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(b)	$6,907	$6,620,098
3.40%, 11/30/23 (Call 09/30/23)	2,650	2,639,909
3.75%, 11/30/26 (Call 08/30/26)	8,015	7,980,335
3.88%, 09/15/25 (Call 06/15/25)(b)	605	611,820
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)(b)	1,500	1,376,879
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	7,449	7,197,145
3.70%, 06/06/27 (Call 03/06/27)(b)	8,494	8,140,568
3.73%, 12/15/24 (Call 09/15/24)	6,706	6,605,655
Boston Scientific Corp.
3.85%, 05/15/25	1,270	1,275,990
4.00%, 03/01/28 (Call 12/01/27)(b)	5,575	5,552,655
4.13%, 10/01/23 (Call 07/01/23)(b)	725	739,466
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(b)	520	515,552
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	500	507,164
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	2,425	2,385,287
Medtronic Inc.
3.50%, 03/15/25	17,500	17,491,233
3.63%, 03/15/24 (Call 12/15/23)	3,875	3,919,143
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	785	777,283
3.38%, 11/01/25 (Call 08/01/25)	974	951,769
3.50%, 03/15/26 (Call 12/15/25)(b)	6,755	6,626,212
3.65%, 03/07/28 (Call 12/07/27)	1,500	1,469,629
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	2,657	2,480,059
3.20%, 08/15/27 (Call 05/15/27)	2,225	2,100,778
3.65%, 12/15/25 (Call 09/15/25)(b)	1,745	1,731,226
4.15%, 02/01/24 (Call 11/01/23)(b)	2,280	2,334,036
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	3,615	3,487,308

		95,517,199
Health Care - Services — 1.3%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	1,731	1,669,270
3.50%, 11/15/24 (Call 08/15/24)	1,190	1,166,545
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)	705	686,106
3.50%, 08/15/24 (Call 05/15/24)	2,410	2,368,020
3.65%, 12/01/27 (Call 09/01/27)	1,000	953,208
4.10%, 03/01/28 (Call 12/01/27)	11,700	11,499,836
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	2,482	2,242,625
3.25%, 04/15/25 (Call 01/15/25)	1,803	1,713,909
Howard Hughes Medical Institute, 3.50%, 09/01/23	327	332,769
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	985	985,913
3.95%, 03/15/27 (Call 12/15/26)	2,360	2,334,604
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)(b)	1,009	974,785
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	2,200	2,126,060
3.60%, 02/01/25 (Call 11/01/24)	4,705	4,612,082
3.60%, 09/01/27 (Call 06/01/27)	1,745	1,677,114

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(b)	$1,494	$1,426,814
3.50%, 03/30/25 (Call 12/30/24)(b)	1,420	1,376,569
4.25%, 04/01/24 (Call 01/01/24)	125	127,250
Roche Holdings Inc., 2.63%, 05/15/26 (Call 02/15/26)(a)	5,000	4,723,963
UnitedHealth Group Inc.
2.95%, 10/15/27(b)	2,000	1,889,431
3.10%, 03/15/26	9,900	9,571,142
3.38%, 04/15/27(b)	2,600	2,546,345
3.45%, 01/15/27	1,475	1,456,462
3.75%, 07/15/25	5,925	5,989,116
3.85%, 06/15/28(b)	8,500	8,586,955

		73,036,893
Holding Companies - Diversified — 0.0%
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	1,005	973,217

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(b)	1,575	1,491,563
3.80%, 11/15/24 (Call 08/15/24)	1,000	981,621
Whirlpool Corp., 3.70%, 05/01/25	70	68,301

		2,541,485
Household Products & Wares — 0.5%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	1,230	1,154,808
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	1,500	1,420,848
3.50%, 12/15/24 (Call 09/15/24)	970	967,424
3.90%, 05/15/28 (Call 02/15/28)	2,075	2,088,090
Kimberly-Clark Corp.
2.75%, 02/15/26	925	874,470
3.05%, 08/15/25	1,265	1,225,397
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(a)	13,525	12,921,368
3.00%, 06/26/27 (Call 03/26/27)(a)	9,600	8,993,721

		29,646,126
Housewares — 0.1%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	230	223,924
4.20%, 04/01/26 (Call 01/01/26)(b)	7,300	7,048,141

		7,272,065
Insurance — 3.7%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(c)(d)	3,000	2,915,098
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	1,500	1,414,675
3.25%, 03/17/25	645	630,385
3.63%, 06/15/23	100	100,936
3.63%, 11/15/24	2,040	2,043,261
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,000	972,825
Allstate Corp. (The)
3.15%, 06/15/23(b)	250	248,111
3.28%, 12/15/26 (Call 09/15/26)(b)	1,500	1,459,182
Series B, 5.75%, 08/15/53 (Call 08/15/23)(b)(c)(d)	1,295	1,350,037
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	740	698,505
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	7,380	7,209,055
3.90%, 04/01/26 (Call 01/01/26)	10,400	10,211,537

Security	Par (000)	Value

Insurance (continued)
4.13%, 02/15/24	$1,065	$1,078,993
4.20%, 04/01/28 (Call 01/01/28)	5,500	5,467,049
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(c)(d)	45	44,213
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	1,604	1,573,714
3.88%, 12/15/25 (Call 09/15/25)	1,686	1,688,239
4.00%, 11/27/23 (Call 08/27/23)	1,650	1,681,962
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	10	9,984
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(b)	750	767,634
Assurant Inc.
4.20%, 09/27/23 (Call 08/27/23)	3,500	3,509,912
4.90%, 03/27/28 (Call 12/27/27)	1,875	1,884,409
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(b)	4,300	4,037,617
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)(a)	7,225	7,003,492
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	1,110	1,064,035
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	13,700	13,331,596
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(b)	6,600	5,897,223
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	508	508,431
Chubb INA Holdings Inc.
2.70%, 03/13/23(b)	180	175,162
3.15%, 03/15/25(b)	1,150	1,123,846
3.35%, 05/15/24	2,250	2,229,886
3.35%, 05/03/26 (Call 02/03/26)	1,710	1,680,350
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	2,465	2,313,347
3.95%, 05/15/24 (Call 02/15/24)	440	441,277
4.50%, 03/01/26 (Call 12/01/25)(b)	170	173,426
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26)(a)(c)(d)(g)	10,000	9,400,000
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(a)	5,200	5,202,480
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)(a)	1,400	1,396,548
First American Financial Corp., 4.60%, 11/15/24	1,000	1,009,680
Jackson National Life Global Funding, 3.88%, 06/11/25(a)	12,200	12,282,383
Lincoln National Corp.
3.35%, 03/09/25	640	620,686
3.63%, 12/12/26 (Call 09/15/26)(b)	315	305,577
3.80%, 03/01/28 (Call 12/01/27)(b)	2,210	2,147,972
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)(b)	1,940	1,946,224
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(c)(d)	845	807,463
4.15%, 03/04/26	6,025	6,114,055
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)(b)	1,035	975,748
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,695	1,685,776
3.50%, 03/10/25 (Call 12/10/24)(b)	2,168	2,146,126
3.75%, 03/14/26 (Call 12/14/25)	65	65,003
MassMutual Global Funding II, 2.75%, 06/22/24(a)(b)	4,800	4,615,246
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25)(a)(c)(d)	5,000	5,112,500
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(b)	171	166,677
MetLife Inc.
3.00%, 03/01/25	2,645	2,544,826
3.60%, 04/10/24(b)	1,825	1,836,497
Series D, 4.37%, 09/15/23	1,250	1,304,921

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Nippon Life Insurance Co.
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)(d)	$5,000	$4,962,500
5.10%, 10/16/44 (Call 10/16/24)(a)(c)(d)	9,800	9,991,002
Nuveen Finance LLC, 4.13%, 11/01/24(a)	4,900	4,883,413
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,650	1,597,243
4.88%, 10/01/24 (Call 09/01/24)	1,211	1,256,082
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	475	444,731
3.40%, 05/15/25 (Call 02/15/25)	170	166,529
Progressive Corp. (The), 2.45%, 01/15/27	1,955	1,792,185
Prudential Financial Inc.
3.50%, 05/15/24(b)	4,110	4,136,200
3.88%, 03/27/28 (Call 12/27/27)(b)	6,825	6,847,829
5.20%, 03/15/44 (Call 03/15/24)(b)(c)(d)	725	728,625
5.38%, 05/15/45 (Call 05/15/25)(c)(d)	4,400	4,444,000
5.63%, 06/15/43 (Call 06/15/23)(b)(c)(d)	775	810,441
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	4,400	4,325,653
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	210	199,059
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(c)(d)	10,000	10,860,500
Unum Group, 4.00%, 03/15/24	825	822,420
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,050	1,951,144
3.65%, 06/15/26	285	274,998
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	2,725	2,667,523
XLIT Ltd.
4.45%, 03/31/25	800	798,711
6.38%, 11/15/24	1,020	1,146,412

		213,732,992

Internet — 1.5%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)(b)	1,745	1,693,099
3.40%, 12/06/27 (Call 09/06/27)	7,125	6,699,885
3.60%, 11/28/24 (Call 08/28/24)(b)	8,390	8,307,926
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)(b)	8,450	7,689,791
3.38%, 02/25/24	1,784	1,814,325
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)(b)	13,257	12,867,095
3.15%, 08/22/27 (Call 05/22/27)	10,955	10,581,537
3.80%, 12/05/24 (Call 09/05/24)	1,610	1,652,338
5.20%, 12/03/25 (Call 09/03/25)	2,841	3,144,625
Baidu Inc.
3.63%, 07/06/27(b)	1,535	1,455,231
4.38%, 03/29/28 (Call 12/29/27)	6,850	6,815,031
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)(b)	5,625	5,501,235
3.65%, 03/15/25 (Call 12/15/24)(b)	330	326,436
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	1,925	1,885,975
3.60%, 06/05/27 (Call 03/05/27)(b)	4,750	4,542,583
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	5,775	5,419,904
4.50%, 08/15/24 (Call 05/15/24)	1,064	1,079,044
5.00%, 02/15/26 (Call 11/15/25)	1,125	1,165,437
JD.com Inc., 3.88%, 04/29/26	220	209,083

Security	Par (000)	Value

Internet (continued)
Tencent Holdings Ltd., 3.60%, 01/19/28 (Call 10/19/27)(a)	$8,000	$7,604,450

		90,455,030

Iron & Steel — 0.3%
ArcelorMittal, 6.13%, 06/01/25(b)	1,875	2,042,100
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)(b)	4,975	4,997,240
4.00%, 08/01/23 (Call 05/01/23)	600	614,125
Vale Overseas Ltd., 6.25%, 08/10/26	6,525	7,170,192

		14,823,657
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(b)	525	508,585
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	4,325	4,052,424
7.50%, 10/15/27	10	11,889

		4,572,898
Lodging — 0.2%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)(b)	1,205	1,197,310
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	1,080	1,064,223
Series R, 3.13%, 06/15/26 (Call 03/15/26)	2,549	2,395,434
Series X, 4.00%, 04/15/28 (Call 01/15/28)	4,175	4,160,281
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)(a)(b)	1,500	1,515,044

		10,332,292
Machinery — 0.5%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	4,935	5,007,754
Caterpillar Financial Services Corp., 3.25%, 12/01/24(b)	910	905,825
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	5,208	5,238,114
CNH Industrial Capital LLC, 4.20%, 01/15/24	3,800	3,811,985
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(b)	2,000	1,924,756
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(b)	523	531,140
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(b)	115	114,011
John Deere Capital Corp.
2.65%, 06/24/24	2,284	2,195,938
2.65%, 06/10/26	1,934	1,813,341
2.80%, 09/08/27	1,465	1,376,242
3.05%, 01/06/28(b)	1,850	1,775,590
3.35%, 06/12/24	605	603,520
3.45%, 03/13/25(b)	2,135	2,139,499
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,000	1,003,350
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	509	485,746
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	290	283,853
Wabtec Corp./DE, 3.45%, 11/15/26 (Call 08/15/26)	820	762,958
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	622	589,413

		30,563,035
Manufacturing — 0.9%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(b)	3,009	2,760,968
2.88%, 10/15/27 (Call 07/15/27)	1,495	1,427,809
3.00%, 08/07/25	1,019	1,003,763
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	2,575	2,492,170
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	500	514,315
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(b)	1,000	963,500
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(b)	2,655	2,504,551
General Electric Co.
3.38%, 03/11/24(b)	270	267,403
3.45%, 05/15/24 (Call 02/13/24)	2,034	2,023,096
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	1,500	1,473,725

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	$1,995	$1,866,823
3.50%, 03/01/24 (Call 12/01/23)	1,719	1,735,499
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	1,000	982,850
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	640	630,370
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	960	933,356
3.30%, 11/21/24 (Call 08/21/24)	1,191	1,178,378
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26(a)(b)	10,000	9,107,971
3.13%, 03/16/24(a)	5,000	4,895,032
3.40%, 03/16/27(a)(b)	10,000	9,814,655
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	440	424,266
3.88%, 03/01/25 (Call 12/01/24)	1,820	1,800,673
4.00%, 03/15/26 (Call 12/15/25)	480	475,815
4.30%, 03/01/24 (Call 12/01/23)	15	15,264
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	540	523,680

		49,815,932
Media — 3.1%
21st Century Fox America Inc.
3.38%, 11/15/26 (Call 08/15/26)(b)	5,469	5,323,947
3.70%, 09/15/24 (Call 06/15/24)	278	277,870
3.70%, 10/15/25 (Call 07/15/25)	2,045	2,035,747
4.00%, 10/01/23	850	863,700
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)	2,160	1,964,716
3.38%, 02/15/28 (Call 11/15/27)(b)	2,300	2,110,891
3.50%, 01/15/25 (Call 10/15/24)	1,607	1,546,072
3.70%, 08/15/24 (Call 05/15/24)	1,240	1,208,112
4.00%, 01/15/26 (Call 10/15/25)	1,175	1,149,851
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)(b)	1,395	1,289,100
4.20%, 03/15/28 (Call 12/15/27)	4,200	4,022,071
4.50%, 02/01/24 (Call 01/01/24)	6,755	6,833,951
4.91%, 07/23/25 (Call 04/23/25)	16,175	16,518,223
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(b)	2,485	2,206,359
3.00%, 02/01/24 (Call 01/01/24)	9,800	9,540,128
3.15%, 03/01/26 (Call 12/01/25)(b)	12,900	12,296,869
3.15%, 02/15/28 (Call 11/15/27)(b)	4,040	3,804,198
3.30%, 02/01/27 (Call 11/01/26)(b)	2,900	2,785,638
3.38%, 02/15/25 (Call 11/15/24)	4,935	4,812,850
3.38%, 08/15/25 (Call 05/15/25)	3,669	3,572,615
3.55%, 05/01/28 (Call 02/01/28)(b)	4,900	4,747,040
3.60%, 03/01/24(b)	5,912	5,914,466
Cox Communications Inc.
3.35%, 09/15/26 (Call 06/15/26)(a)	9,125	8,563,752
3.50%, 08/15/27 (Call 05/15/27)(a)(b)	6,400	6,046,329
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)(b)	645	637,472
3.90%, 11/15/24 (Call 08/15/24)(a)	2,964	2,926,585
3.95%, 06/15/25 (Call 05/15/25)(a)	3,470	3,394,402
3.95%, 03/20/28 (Call 12/20/27)(b)	4,650	4,434,793
4.90%, 03/11/26 (Call 12/11/25)(b)	1,140	1,173,731
Grupo Televisa SAB, 6.63%, 03/18/25	1,000	1,133,295

Security	Par (000)	Value

Media (continued)
Myriad International Holdings BV, 4.85%, 07/06/27 (Call 04/06/27)(a)	$5,000	$4,933,540
Sky PLC, 3.75%, 09/16/24(a)	4,550	4,553,167
TCI Communications Inc., 7.88%, 02/15/26	1,050	1,290,490
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)(b)	1,250	1,235,899
4.30%, 11/23/23 (Call 08/23/23)(b)	1,100	1,123,959
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)	4,900	4,613,988
3.88%, 04/01/24 (Call 01/01/24)(b)	255	250,435
4.25%, 09/01/23 (Call 06/01/23)	1,070	1,076,542
Walt Disney Co. (The)
1.85%, 07/30/26(b)	2,165	1,916,963
2.95%, 06/15/27(b)	6,675	6,388,957
3.00%, 02/13/26(b)	6,595	6,382,855
3.15%, 09/17/25(b)	965	948,210
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	2,255	2,050,110
3.55%, 06/01/24 (Call 03/01/24)	1,100	1,070,843
3.60%, 07/15/25 (Call 04/15/25)	9,775	9,390,975
3.80%, 02/15/27 (Call 11/15/26)	6,700	6,431,645
3.88%, 01/15/26 (Call 10/15/25)	1,250	1,213,853
4.05%, 12/15/23	500	506,082

		178,513,286
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	1,425	1,397,290
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	1,000	999,212

		2,396,502
Mining — 0.6%
Anglo American Capital PLC, 4.50%, 03/15/28(a)	8,275	7,870,604
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (Call 10/20/25)(a)(c)(d)	7,000	7,682,500
Corp. Nacional del Cobre de Chile, 4.50%, 09/16/25(a)	10,000	10,174,053
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(a)(b)	5,000	4,697,444
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,459	2,231,543
5.95%, 03/15/24 (Call 12/15/23)	1,250	1,284,375
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	1,340	1,350,704
Southern Copper Corp., 3.88%, 04/23/25	20	19,461
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)(b)	1,015	965,031
4.95%, 07/15/24 (Call 04/15/24)	525	524,969

		36,800,684
Office & Business Equipment — 0.0%
Xerox Corp., 3.80%, 05/15/24	416	388,785

Oil &Gas — 5.9%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	1,000	970,129
5.55%, 03/15/26 (Call 12/15/25)(b)	8,375	9,006,137
Andeavor
4.75%, 12/15/23 (Call 10/15/23)(b)	705	735,246
5.13%, 12/15/26 (Call 09/15/26)	6,635	7,039,644
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	1,440	1,419,565

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil &Gas (continued)
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)	$6,300	$6,072,735
3.22%, 11/28/23 (Call 09/28/23)(b)	6,415	6,347,511
3.22%, 04/14/24 (Call 02/14/24)	2,705	2,660,913
3.28%, 09/19/27 (Call 06/19/27)(b)	9,400	9,096,278
3.51%, 03/17/25(b)	5,925	5,911,486
3.54%, 11/04/24(b)	2,377	2,379,472
3.59%, 04/14/27 (Call 01/14/27)(b)	1,775	1,762,727
3.81%, 02/10/24(b)	650	660,447
3.99%, 09/26/23	3,000	3,077,553
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	6,773	6,732,689
3.85%, 06/01/27 (Call 03/01/27)	5,750	5,594,063
3.90%, 02/01/25 (Call 11/01/24)	850	844,718
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(b)	6,775	6,549,556
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	3,960	3,808,968
3.33%, 11/17/25 (Call 08/17/25)	2,765	2,739,502
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)(b)	2,335	2,244,265
4.38%, 06/01/24 (Call 03/01/24)(b)	292	295,922
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(a)	7,000	7,195,594
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	5,260	5,088,571
Series 2015, 4.38%, 05/02/28(b)	6,600	6,724,846
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	850	861,744
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	4,235	4,053,138
4.38%, 01/15/25 (Call 01/15/20)	1,300	1,312,523
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)(b)	1,815	1,963,765
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(a)	3,700	3,713,162
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	1,734	1,906,235
Ecopetrol SA
4.13%, 01/16/25	575	562,063
5.38%, 06/26/26 (Call 03/26/26)	7,660	7,908,950
5.88%, 09/18/23	4,995	5,309,685
Empresa Nacional del Petroleo, 3.75%, 08/05/26(a)	5,000	4,750,000
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)(b)	485	471,691
4.15%, 01/15/26 (Call 10/15/25)(b)	185	190,235
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)(b)	2,909	2,738,089
Equinor ASA
2.65%, 01/15/24	400	385,791
3.25%, 11/10/24	3,700	3,665,377
3.70%, 03/01/24(b)	1,521	1,544,535
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	9,150	8,811,891
3.04%, 03/01/26 (Call 12/01/25)(b)	6,625	6,468,645
3.18%, 03/15/24 (Call 12/15/23)	5,295	5,288,139
Gazprom OAO Via Gaz Capital SA, 4.95%, 02/06/28(a)	5,000	4,733,070
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	660	628,313
4.30%, 04/01/27 (Call 01/01/27)	2,890	2,807,119
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)(b)	4,922	5,300,687
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	1,825	1,827,758
Kerr-McGee Corp., 6.95%, 07/01/24	592	675,643
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	1,452	1,427,857
4.40%, 07/15/27 (Call 04/15/27)	6,175	6,190,541

Security	Par (000)	Value
Oil & Gas (continued)
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	$686	$681,825
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	3,685	3,517,464
3.90%, 11/15/24 (Call 08/15/24)	1,062	1,052,238
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	530	507,226
3.40%, 04/15/26 (Call 01/15/26)	2,677	2,653,162
3.50%, 06/15/25 (Call 03/15/25)(b)	1,685	1,684,629
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(a)	220	206,777
Petroleos Mexicanos
4.25%, 01/15/25	2,405	2,252,283
4.50%, 01/23/26	3,375	3,121,875
4.63%, 09/21/23	3,440	3,380,832
4.88%, 01/18/24	7,300	7,154,000
5.35%, 02/12/28(a)	7,050	6,577,650
6.50%, 03/13/27	21,450	21,715,980
6.88%, 08/04/26(b)	5,605	5,801,175
Petronas Capital Ltd., 3.50%, 03/18/25(a)	5,000	4,908,470
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	1,425	1,413,298
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	8,675	8,942,008
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)	3,500	3,288,250
Reliance Industries Ltd., 4.13%, 01/28/25(a)	5,000	4,890,787
Shell International Finance BV
2.50%, 09/12/26(b)	7,680	7,157,541
2.88%, 05/10/26(b)	3,793	3,632,889
3.25%, 05/11/25	11,345	11,196,499
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)	5,000	5,114,595
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)	9,800	9,334,764
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)(b)	8,350	8,045,233
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	790	785,681
Total Capital International SA
3.70%, 01/15/24	2,291	2,328,746
3.75%, 04/10/24	6,500	6,618,373
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	6,070	5,787,864
3.65%, 03/15/25(b)	4,525	4,466,127
4.35%, 06/01/28 (Call 03/01/28)(b)	1,000	1,016,050
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(a)	5,000	4,866,839
3.70%, 03/15/28 (Call 12/15/27)(a)	2,500	2,379,912

		346,936,225
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	3,665	3,469,457
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)(b)	5,421	5,413,988
Schlumberger Holdings Corp., 4.00%, 12/21/25 (Call 09/21/25)(a)	3,550	3,571,552
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	6,890	6,987,266

		19,442,263
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(a)	3,425	3,454,802

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)	$485	$447,623
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)(b)	260	256,007
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)(a)(b)	1,575	1,499,468
3.75%, 03/15/25 (Call 01/15/25)(a)(b)	4,600	4,533,578
4.00%, 03/15/28 (Call 12/15/27)(a)(b)	2,525	2,507,269
		12,698,747
Pharmaceuticals — 5.3%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	10,805	10,180,197
3.60%, 05/14/25 (Call 02/14/25)(b)	15,480	15,121,224
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)(b)	17,800	17,641,424
3.85%, 06/15/24 (Call 03/15/24)(b)	3,875	3,863,476
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)(b)	3,162	3,027,568
3.40%, 05/15/24 (Call 02/15/24)	1,404	1,378,881
3.45%, 12/15/27 (Call 09/15/27)(b)	1,500	1,408,471
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	125	117,650
3.38%, 11/16/25(b)	13,050	12,695,647
Bayer U.S. Finance II LLC
3.88%, 12/15/23 (Call 11/15/23)(a)	8,550	8,553,690
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	4,750	4,763,550
4.38%, 12/15/28 (Call 09/15/28)(a)	7,400	7,323,998
Bristol-Myers Squibb Co.
3.25%, 11/01/23	650	650,485
3.25%, 02/27/27(b)	1,770	1,730,151
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	465	441,706
3.41%, 06/15/27 (Call 03/15/27)(b)	7,340	6,765,648
3.50%, 11/15/24 (Call 08/15/24)	75	72,532
3.75%, 09/15/25 (Call 06/15/25)(b)	1,285	1,244,541
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)(b)	17,250	15,847,781
3.38%, 08/12/24 (Call 05/12/24)(b)	1,700	1,653,336
3.88%, 07/20/25 (Call 04/20/25)	3,125	3,083,660
4.00%, 12/05/23 (Call 09/05/23)	2,175	2,191,938
4.10%, 03/25/25 (Call 01/25/25)	31,800	31,862,198
4.30%, 03/25/28 (Call 12/25/27)	17,500	17,364,849
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	550	528,471
3.10%, 05/15/27 (Call 02/15/27)	2,235	2,172,170
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(a)	4,900	4,739,131
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)(b)	550	527,920
3.40%, 03/01/27 (Call 12/01/26)(b)	3,775	3,497,264
3.50%, 06/15/24 (Call 03/15/24)(b)	5,000	4,850,584
4.50%, 02/25/26 (Call 11/27/25)(b)	6,144	6,207,870
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25(b)	7,460	7,504,996
3.88%, 05/15/28	7,400	7,527,615
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	8,325	7,877,034
2.63%, 01/15/25 (Call 11/15/24)(b)	1,435	1,394,514
2.90%, 01/15/28 (Call 10/15/27)	5,725	5,519,549
2.95%, 03/03/27 (Call 12/03/26)	4,975	4,840,611
3.38%, 12/05/23(b)	188	190,900

Security	Par (000)	Value
Pharmaceuticals (continued)
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)(b)	$295	$293,648
3.95%, 02/16/28 (Call 11/16/27)	2,057	1,989,423
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	1,200	1,228,639
Merck &Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)(b)	6,543	6,336,991
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)(a)(b)	4,000	3,914,073
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	8,800	8,351,995
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	7,575	7,327,545
3.10%, 05/17/27 (Call 02/17/27)	5,325	5,142,023
3.40%, 05/06/24	6,675	6,693,823
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	5,750	5,622,801
4.38%, 03/15/26 (Call 12/15/25)	785	769,315
Pfizer Inc.
2.75%, 06/03/26	8,270	7,903,907
3.00%, 12/15/26(b)	6,700	6,506,958
3.40%, 05/15/24	70	70,897
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)(b)	8,370	7,992,825
3.20%, 09/23/26 (Call 06/23/26)(b)	8,950	8,342,272
Wyeth LLC, 6.45%, 02/01/24(b)	1,150	1,325,423
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	2,750	2,572,756
3.90%, 08/20/28 (Call 05/20/28)	1,215	1,212,421
4.50%, 11/13/25 (Call 08/13/25)	160	167,045

		310,128,010
Pipelines — 4.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%, 12/01/27 (Call 09/01/27)(b)	4,900	4,837,161
5.25%, 01/15/25 (Call 01/15/21)	380	389,025
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(a)(b)	9,800	9,799,145
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	1,950	1,904,866
4.95%, 12/15/24 (Call 09/15/24)	3,425	3,498,539
5.95%, 06/01/26 (Call 03/01/26)	2,075	2,222,519
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	2,680	2,466,784
4.13%, 12/01/27 (Call 09/01/27)	2,600	2,406,159
4.35%, 10/15/24 (Call 07/15/24)	505	497,829
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(b)	5,430	5,486,947
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)(b)	2,040	1,957,510
4.95%, 05/15/28 (Call 02/15/28)	4,755	4,724,760
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)(b)	1,680	1,848,982
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	320	314,432
3.70%, 07/15/27 (Call 04/15/27)(b)	3,522	3,412,947
4.25%, 12/01/26 (Call 09/01/26)(b)	1,716	1,724,913
Energy Transfer Partners LP
4.05%, 03/15/25 (Call 12/15/24)(b)	12,504	12,258,888
4.75%, 01/15/26 (Call 10/15/25)(b)	2,785	2,820,753
4.95%, 06/15/28 (Call 03/15/28)	4,050	4,135,413
Energy Transfer Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	5,300	5,398,580

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	$2,145	$2,123,947
3.75%, 02/15/25 (Call 11/15/24)	13,085	13,136,305
3.90%, 02/15/24 (Call 11/15/23)	500	505,674
3.95%, 02/15/27 (Call 11/15/26)(b)	2,000	2,002,436
5.38%, 02/15/78 (Call 02/15/28)(b)(c)(d)	1,100	1,030,632
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)(c)(d)	4,500	4,252,500
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	250	239,830
4.13%, 12/01/26 (Call 09/01/26)	95	89,259
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	3,767	3,791,778
4.30%, 05/01/24 (Call 02/01/24)	1,650	1,671,046
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	5,375	5,427,477
4.30%, 03/01/28 (Call 12/01/27)(b)	4,400	4,363,436
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	1,400	1,489,026
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)(b)	2,647	2,624,305
4.00%, 03/15/28 (Call 12/15/27)(b)	7,100	6,847,572
4.13%, 03/01/27 (Call 12/01/26)(b)	1,790	1,752,628
4.88%, 12/01/24 (Call 09/01/24)	7,845	8,149,976
4.88%, 06/01/25 (Call 03/01/25)(b)	995	1,033,648
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)(a)	430	420,978
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)(b)	4,130	4,035,607
7.50%, 09/01/23 (Call 06/01/23)	500	574,470
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,050	1,107,250
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)(b)	610	580,425
3.61%, 02/15/25 (Call 11/15/24)	460	445,369
3.75%, 03/01/28 (Call 12/01/27)(b)	4,750	4,523,251
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	435	418,472
3.85%, 10/15/23 (Call 07/15/23)	60	59,289
4.50%, 12/15/26 (Call 09/15/26)	370	369,147
4.65%, 10/15/25 (Call 07/15/25)	5,205	5,267,576
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	6,500	6,343,960
5.00%, 03/15/27 (Call 09/15/26)(b)	4,882	5,024,270
5.63%, 03/01/25 (Call 12/01/24)	5,090	5,428,602
5.75%, 05/15/24 (Call 02/15/24)	4,520	4,860,379
5.88%, 06/30/26 (Call 12/31/25)	5,340	5,777,735
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	1,185	1,122,975
3.50%, 03/15/25 (Call 12/15/24)(b)	1,200	1,162,369
4.75%, 03/15/24 (Call 12/15/23)	5,260	5,453,448
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)(b)	1,230	1,178,057
4.00%, 10/01/27 (Call 07/01/27)	1,425	1,363,492
5.95%, 12/01/25 (Call 09/01/25)	585	633,760
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)(b)	545	519,474
4.38%, 03/13/25 (Call 12/13/24)	750	747,987
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)(b)	1,400	1,410,636
4.25%, 05/15/28 (Call 02/15/28)(b)	13,300	13,407,286
4.88%, 01/15/26 (Call 10/15/25)	6,150	6,464,898

Security	Par (000)	Value

Pipelines (continued)
Transcanada Trust, Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(b)(c)(d)	$5,925	$6,043,500
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)(a)	3,780	3,723,240
7.85%, 02/01/26 (Call 11/01/25)	2,570	3,161,745
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)(b)	1,820	1,815,466
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	6,025	5,792,458
4.65%, 07/01/26 (Call 04/01/26)	1,735	1,738,167
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	1,365	1,310,268
3.90%, 01/15/25 (Call 10/15/24)	1,200	1,187,894
4.00%, 09/15/25 (Call 06/15/25)	1,076	1,063,719
4.30%, 03/04/24 (Call 12/04/23)	13,276	13,472,468
4.50%, 11/15/23 (Call 08/15/23)	980	1,003,483
4.55%, 06/24/24 (Call 03/24/24)	5,000	5,103,200

		256,754,397
Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(b)	635	626,810
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	445	462,475
5.25%, 03/15/25 (Call 12/15/24)	1,425	1,502,853
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	120	121,276
4.25%, 08/15/23 (Call 05/15/23)(b)	2,815	2,916,860

		5,630,274
Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)(b)	212	204,718
3.90%, 06/15/23 (Call 03/15/23)	600	605,998
4.00%, 01/15/24 (Call 12/15/23)(b)	7,300	7,376,319
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)(b)	294	294,382
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)(b)	100	91,475
3.38%, 10/15/26 (Call 07/15/26)	8,420	7,904,824
3.55%, 07/15/27 (Call 04/15/27)(b)	2,100	1,981,976
3.60%, 01/15/28 (Call 10/15/27)(b)	1,050	986,798
4.00%, 06/01/25 (Call 03/01/25)(b)	1,330	1,319,750
4.40%, 02/15/26 (Call 11/15/25)(b)	1,800	1,813,881
5.00%, 02/15/24	5,955	6,254,795
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	1,500	1,414,993
2.95%, 05/11/26 (Call 02/11/26)	2,100	1,995,080
3.50%, 11/15/24 (Call 08/15/24)	1,070	1,068,445
4.20%, 12/15/23 (Call 09/16/23)	325	334,971
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(b)	2,354	2,155,683
3.13%, 09/01/23 (Call 06/01/23)(b)	710	695,817
3.20%, 01/15/25 (Call 10/15/24)	386	372,091
3.65%, 02/01/26 (Call 11/03/25)(b)	7,458	7,295,351
3.80%, 02/01/24 (Call 11/01/23)(b)	780	780,785
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)(b)	1,150	1,101,153
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	610	586,959
3.65%, 06/15/24 (Call 04/15/24)	680	659,139

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.90%, 03/15/27 (Call 12/15/26)(b)	$1,000	$958,662
4.13%, 06/15/26 (Call 03/15/26)(b)	5,900	5,766,513
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	1,650	1,552,658
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	655	625,739
3.65%, 09/01/27 (Call 06/01/27)	1,765	1,670,963
3.70%, 06/15/26 (Call 03/15/26)	1,565	1,499,743
3.80%, 02/15/28 (Call 11/15/27)	10,200	9,768,795
4.00%, 03/01/27 (Call 12/01/26)	175	169,932
4.45%, 02/15/26 (Call 11/15/25)	5,090	5,135,890
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	310	287,527
DDR Corp., 3.63%, 02/01/25 (Call 11/01/24)(b)	1,512	1,448,365
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)(b)	1,525	1,465,366
4.45%, 07/15/28 (Call 04/15/28)	4,800	4,867,013
4.75%, 10/01/25 (Call 07/01/25)	1,000	1,036,392
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)(b)	1,200	1,157,884
4.75%, 12/15/26 (Call 09/15/26)(b)	710	702,014
4.95%, 04/15/28 (Call 01/15/28)(b)	3,500	3,478,552
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	1,735	1,625,795
3.50%, 03/01/28 (Call 12/01/27)	2,240	2,190,362
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)(b)	2,220	2,216,164
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	1,725	1,652,175
3.88%, 08/15/24 (Call 05/17/24)(b)	2,317	2,281,000
4.00%, 06/01/25 (Call 03/01/25)	5,210	5,163,401
4.20%, 03/01/24 (Call 12/01/23)	500	502,738
4.25%, 11/15/23 (Call 08/15/23)	374	377,844
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	695	655,505
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	130	123,755
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	4,900	4,485,375
4.50%, 03/15/25 (Call 09/15/24)	760	746,396
4.65%, 03/15/24 (Call 09/15/23)(b)	565	565,573
5.25%, 02/15/26 (Call 08/15/25)	485	493,657
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)(b)	655	645,450
Series D, 3.75%, 10/15/23 (Call 07/15/23)	685	673,184
Series E, 4.00%, 06/15/25 (Call 03/15/25)	2,375	2,328,901
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	1,535	1,482,796
4.38%, 10/01/25 (Call 07/01/25)	125	126,121
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	1,810	1,628,499
3.13%, 06/01/23 (Call 03/01/23)	1,200	1,164,231
3.30%, 02/01/25 (Call 12/01/24)	20	19,083
3.80%, 04/01/27 (Call 01/01/27)(b)	1,000	966,087
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	500	455,201
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	565	530,661
4.40%, 02/15/24 (Call 11/15/23)	1,600	1,633,661
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,100	1,033,453

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)(b)	$1,750	$1,693,157
3.75%, 06/15/24 (Call 03/15/24)	1,550	1,534,959
4.30%, 10/15/23 (Call 07/15/23)	375	382,944
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	1,150	1,140,053
4.00%, 11/15/25 (Call 08/15/25)	15	14,877
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	651	651,135
4.50%, 04/01/27 (Call 01/01/27)(b)	330	320,555
5.25%, 01/15/26 (Call 10/15/25)	5,810	5,944,043
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)(b)	500	488,071
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	1,000	965,962
4.45%, 03/15/24 (Call 12/15/23)	200	201,706
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	680	646,070
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)(b)	964	897,552
3.65%, 01/15/28 (Call 10/15/27)(b)	5,400	5,256,855
3.88%, 07/15/24 (Call 04/15/24)	450	453,082
4.13%, 10/15/26 (Call 07/15/26)	345	348,842
4.65%, 08/01/23 (Call 05/01/23)	4	4,172
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	1,375	1,323,333
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,000	970,377
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 11/14/24)(a)	4,800	4,663,349
Select Income REIT, 4.50%, 02/01/25 (Call 11/01/24)(b)	828	804,499
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	1,240	1,216,612
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(b)	800	773,200
3.30%, 01/15/26 (Call 10/15/25)	3,235	3,150,133
3.38%, 10/01/24 (Call 07/01/24)	397	392,127
3.38%, 06/15/27 (Call 03/15/27)(b)	1,293	1,257,740
3.38%, 12/01/27 (Call 09/01/27)(b)	5,000	4,839,317
3.50%, 09/01/25 (Call 06/01/25)	69	68,122
3.75%, 02/01/24 (Call 11/01/23)(b)	1,943	1,964,624
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)(b)	420	406,098
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	2,400	2,362,772
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)(b)	189	175,510
3.75%, 07/01/24 (Call 04/01/24)	25	24,820
Ventas Realty LP
3.13%, 06/15/23 (Call 03/15/23)	500	486,877
3.25%, 10/15/26 (Call 07/15/26)(b)	375	348,799
3.50%, 02/01/25 (Call 11/01/24)	5,267	5,083,876
3.75%, 05/01/24 (Call 02/01/24)	50	49,545
3.85%, 04/01/27 (Call 01/01/27)(b)	550	533,357
4.00%, 03/01/28 (Call 12/01/27)(b)	2,000	1,959,232
4.13%, 01/15/26 (Call 10/15/25)	380	377,695
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	765	729,417
4.60%, 02/06/24 (Call 11/06/23)	101	101,933
4.88%, 06/01/26 (Call 03/01/26)	365	370,945
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(b)	1,000	969,895
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)(b)	520	515,992
4.25%, 04/01/26 (Call 01/01/26)	3,419	3,423,127
4.25%, 04/15/28 (Call 01/15/28)(b)	3,500	3,486,038

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 01/15/24 (Call 10/15/23)	$310	$317,554
Weyerhaeuser Co., 4.63%, 09/15/23	435	450,503
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	570	560,412
4.60%, 04/01/24 (Call 01/01/24)(b)	665	675,119

		190,431,443
Retail — 2.6%
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)(b)	60	61,486
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(a)(b)	5,000	4,744,256
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	175	166,817
3.80%, 11/15/27 (Call 08/15/27)(b)	325	305,487
4.50%, 10/01/25 (Call 07/01/25)(b)	755	756,450
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	955	894,015
3.25%, 04/15/25 (Call 01/15/25)(b)	1,245	1,191,541
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(b)	283	261,090
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	735	716,672
3.00%, 05/18/27 (Call 02/18/27)(b)	5,950	5,734,751
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(b)	1,450	1,415,385
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)(b)	2,047	2,011,511
4.13%, 05/01/28 (Call 02/01/28)	3,275	3,267,859
4.15%, 11/01/25 (Call 08/01/25)	1,055	1,067,471
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	510	506,559
4.00%, 05/15/25 (Call 03/15/25)	4,675	4,622,274
4.20%, 05/15/28 (Call 02/15/28)	4,025	3,963,657
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	8,205	7,410,762
2.80%, 09/14/27 (Call 06/14/27)(b)	300	283,155
3.00%, 04/01/26 (Call 01/01/26)(b)	530	511,593
3.35%, 09/15/25 (Call 06/15/25)	770	766,871
3.75%, 02/15/24 (Call 11/15/23)(b)	5,000	5,119,812
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	195	196,088
4.75%, 12/15/23 (Call 09/15/23)	137	141,129
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	9,105	8,416,198
3.10%, 05/03/27 (Call 02/03/27)(b)	6,030	5,792,295
3.13%, 09/15/24 (Call 06/15/24)(b)	1,575	1,548,585
3.38%, 09/15/25 (Call 06/15/25)(b)	910	900,429
3.88%, 09/15/23 (Call 06/15/23)(b)	820	843,853
Macy’s Retail Holdings Inc., 3.63%, 06/01/24 (Call 03/01/24)(b)	535	515,909
McDonald’s Corp.
3.25%, 06/10/24	1,551	1,545,419
3.38%, 05/26/25 (Call 02/26/25)	2,110	2,073,508
3.50%, 03/01/27 (Call 12/01/26)(b)	5,050	4,935,412
3.70%, 01/30/26 (Call 10/30/25)	7,034	7,006,505
3.80%, 04/01/28 (Call 01/01/28)	1,775	1,765,989
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	247	241,703
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	650	624,891
3.60%, 09/01/27 (Call 06/01/27)	3,025	2,891,870

Security	Par (000)	Value

Retail (continued)
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	$1,175	$1,069,013
3.50%, 03/01/28 (Call 12/01/27)(b)	4,125	3,996,857
3.80%, 08/15/25 (Call 06/15/25)	2,500	2,500,055
3.85%, 10/01/23 (Call 07/01/23)	925	939,760
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	1,530	1,466,342
4.25%, 04/01/25 (Call 01/01/25)(b)	763	756,604
Target Corp.
2.50%, 04/15/26(b)	3,660	3,413,690
3.50%, 07/01/24(b)	1,035	1,051,399
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(b)	4,345	3,967,581
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(b)	7,855	7,490,005
3.80%, 11/18/24 (Call 08/18/24)(b)	7,375	7,294,948
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	2,000	1,925,878
3.30%, 04/22/24 (Call 01/22/24)	7,314	7,332,532
3.55%, 06/26/25 (Call 04/26/25)(b)	14,820	15,002,314
3.70%, 06/26/28 (Call 03/26/28)	8,750	8,838,977

		152,265,212
Savings & Loans — 0.2%
Nationwide Building Society
4.13%, 10/18/32 (Call 10/18/27)(a)(c)(d)	7,500	6,927,000
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(c)(d)	4,600	4,463,410

		11,390,410
Semiconductors — 2.2%
Altera Corp., 4.10%, 11/15/23	1,100	1,145,301
Analog Devices Inc.
3.13%, 12/05/23 (Call 10/05/23)	780	760,704
3.50%, 12/05/26 (Call 09/05/26)(b)	4,785	4,619,343
3.90%, 12/15/25 (Call 09/15/25)(b)	420	417,911
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(b)	4,165	4,072,977
3.90%, 10/01/25 (Call 07/01/25)(b)	640	653,818
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	75	69,413
3.50%, 01/15/28 (Call 10/15/27)(b)	3,050	2,755,274
3.63%, 01/15/24 (Call 11/15/23)(b)	16,625	16,097,628
3.88%, 01/15/27 (Call 10/15/26)	14,825	13,870,244
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(b)	2,200	2,062,578
2.88%, 05/11/24 (Call 03/11/24)(b)	20,025	19,514,987
3.15%, 05/11/27 (Call 02/11/27)(b)	2,525	2,447,686
3.70%, 07/29/25 (Call 04/29/25)	16,800	17,035,170
KLA-Tencor Corp., 4.65%, 11/01/24 (Call 08/01/24)	5,960	6,172,355
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(b)	1,100	1,098,850
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	1,835	1,870,618
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)(b)	2,325	2,265,885
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	7,384	7,083,423
3.25%, 05/20/27 (Call 02/20/27)(b)	8,400	7,900,543
3.45%, 05/20/25 (Call 02/20/25)	11,675	11,372,403
Texas Instruments Inc.
2.63%, 05/15/24 (Call 03/15/24)	410	395,715
2.90%, 11/03/27 (Call 08/03/27)	1,535	1,464,159

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	$900	$864,474

		126,011,459
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	3,990	3,789,303

Software — 2.6%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	1,000	968,812
3.40%, 09/15/26 (Call 06/15/26)(b)	6,484	6,235,365
Adobe Systems Inc., 3.25%, 02/01/25 (Call 11/01/24)(b)	775	764,711
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	875	819,792
4.38%, 06/15/25 (Call 03/15/25)	1,015	1,023,730
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	1,050	1,005,737
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)(b)	1,020	1,013,433
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(b)	711	722,469
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	1,915	1,863,008
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	700	743,484
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	3,080	2,870,690
5.00%, 10/15/25 (Call 07/15/25)(b)	1,120	1,187,136
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	3,400	3,439,255
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	1,050	1,044,857
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(b)	13,650	12,706,562
2.70%, 02/12/25 (Call 11/12/24)(b)	3,643	3,518,652
2.88%, 02/06/24 (Call 12/06/23)(b)	13,850	13,630,925
3.13%, 11/03/25 (Call 08/03/25)(b)	13,275	13,067,035
3.30%, 02/06/27 (Call 11/06/26)	18,500	18,340,005
3.63%, 12/15/23 (Call 09/15/23)	11,500	11,744,327
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	3,395	3,255,501
2.65%, 07/15/26 (Call 04/15/26)(b)	18,600	17,371,546
2.95%, 11/15/24 (Call 09/15/24)	10,775	10,483,552
2.95%, 05/15/25 (Call 02/15/25)	5,570	5,406,009
3.25%, 11/15/27 (Call 08/15/27)(b)	10,700	10,365,042
3.40%, 07/08/24 (Call 04/08/24)(b)	2,183	2,176,222
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	200	199,923
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)(b)	4,162	3,943,157

		149,910,937
Telecommunications — 4.2%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)(b)	23,350	22,200,291
3.80%, 03/01/24 (Call 01/01/24)	10,400	10,338,021
3.90%, 03/11/24 (Call 12/11/23)	3,550	3,543,238
3.95%, 01/15/25 (Call 10/15/24)	3,152	3,107,706
4.10%, 02/15/28 (Call 11/15/27)(a)	490	474,282
4.13%, 02/17/26 (Call 11/17/25)	14,400	14,229,260
4.25%, 03/01/27 (Call 12/01/26)(b)	9,100	8,985,242
4.45%, 04/01/24 (Call 01/01/24)	3,275	3,355,701
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	7,600	7,168,531
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	2,190	2,095,753
2.50%, 09/20/26 (Call 06/20/26)(b)	14,450	13,451,762
2.95%, 02/28/26(b)	1,871	1,806,423
3.50%, 06/15/25(b)	1,410	1,422,799
3.63%, 03/04/24(b)	11,300	11,549,638

Security	Par (000)	Value

Telecommunications (continued)
Deutsche Telekom International Finance BV, 4.38%, 06/21/28 (Call 03/21/28)(a)(b)	$8,660	$8,730,275
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(a)	5,000	4,812,514
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	770	767,602
4.50%, 03/15/24	1,276	1,303,913
Motorola Solutions Inc.
4.00%, 09/01/24	1,128	1,117,017
4.60%, 02/23/28 (Call 11/23/27)(b)	2,700	2,684,367
7.50%, 05/15/25	600	690,522
Ooredoo International Finance Ltd., 3.75%, 06/22/26(a)	5,000	4,763,200
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	5,100	4,998,000
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	280	259,530
3.63%, 12/15/25 (Call 09/15/25)	280	276,281
4.10%, 10/01/23 (Call 07/01/23)	310	317,289
Telefonica Emisiones SAU, 4.10%, 03/08/27	3,902	3,797,406
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	4	3,670
3.70%, 09/15/27 (Call 06/15/27)	1,600	1,570,933
Verizon Communications Inc.
2.63%, 08/15/26(b)	3,300	2,991,036
3.38%, 02/15/25	19,750	19,236,266
3.50%, 11/01/24 (Call 08/01/24)(b)	21,300	21,066,037
4.13%, 03/16/27(b)	13,175	13,248,142
4.15%, 03/15/24 (Call 12/15/23)(b)	1,100	1,126,583
5.15%, 09/15/23(b)	11,153	11,967,031
Vodafone Group PLC
3.75%, 01/16/24(b)	25,575	25,401,252
4.13%, 05/30/25	2,900	2,895,804
4.38%, 05/30/28(b)	6,100	6,065,770

		243,819,087
Textiles — 0.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	1,000	991,085

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	1,390	1,302,033

Transportation — 1.2%
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(a)	4,750	4,561,481
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	352	341,699
3.25%, 06/15/27 (Call 03/15/27)(b)	7,425	7,284,072
3.40%, 09/01/24 (Call 06/01/24)(b)	1,860	1,858,478
3.65%, 09/01/25 (Call 06/01/25)	1,000	1,009,404
3.75%, 04/01/24 (Call 01/01/24)(b)	1,045	1,061,590
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(b)	725	687,946
2.95%, 11/21/24 (Call 08/21/24)	144	140,157
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)(b)	1,525	1,462,994
4.00%, 06/01/28 (Call 03/01/28)	3,730	3,793,297
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(b)	1,000	991,861
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	2,400	2,195,992
3.25%, 06/01/27 (Call 03/01/27)	1,455	1,384,409
3.35%, 11/01/25 (Call 08/01/25)(b)	1,020	998,208

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.40%, 08/01/24 (Call 05/01/24)	$1,175	$1,166,224
3.70%, 11/01/23 (Call 08/01/23)	20	20,260
3.80%, 03/01/28 (Call 12/01/27)(b)	7,620	7,545,006
FedEx Corp.
3.20%, 02/01/25	1,125	1,102,443
3.25%, 04/01/26 (Call 01/01/26)(b)	2,445	2,369,813
3.30%, 03/15/27 (Call 12/15/26)	385	369,438
3.40%, 02/15/28 (Call 11/15/27)	2,017	1,942,722
4.00%, 01/15/24(b)	1,870	1,915,413
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27(a)	4,375	4,314,406
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,000	988,232
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	420	397,975
3.15%, 06/01/27 (Call 03/01/27)(b)	1,475	1,407,115
3.65%, 08/01/25 (Call 06/01/25)	1,330	1,333,059
3.85%, 01/15/24 (Call 10/15/23)(b)	570	578,821
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)	4,375	4,270,000
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	1,005	941,216
3.00%, 04/15/27 (Call 01/15/27)(b)	875	833,191
3.25%, 08/15/25 (Call 05/15/25)	540	525,890
3.75%, 03/15/24 (Call 12/15/23)	209	211,344
3.75%, 07/15/25 (Call 05/15/25)(b)	3,150	3,177,605
3.95%, 09/10/28 (Call 06/10/28)	1,300	1,310,656
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	1,250	1,150,850
2.80%, 11/15/24 (Call 09/15/24)	1,075	1,039,457
3.05%, 11/15/27 (Call 08/15/27)	2,725	2,622,240

		69,304,964
Trucking & Leasing — 0.3%
Aviation Capital Group LLC, 4.88%, 10/01/25 (Call 07/01/25)(a)	4,375	4,509,826
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(b)	785	743,740
3.25%, 09/15/26 (Call 06/15/26)	390	361,373
3.50%, 03/15/28 (Call 12/15/27)	1,060	984,562
3.85%, 03/30/27 (Call 12/30/26)	545	526,595
4.55%, 11/07/28 (Call 08/07/28)(b)	1,000	1,007,260
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.90%, 02/01/24 (Call 01/01/24)(a)	3,435	3,410,536
4.20%, 04/01/27 (Call 01/01/27)(a)	5,000	4,948,925

		16,492,817
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)(b)	1,591	1,514,862
3.40%, 03/01/25 (Call 12/01/24)	3,499	3,475,120
3.85%, 03/01/24 (Call 12/01/23)	245	249,818
Series C, 3.75%, 09/01/28 (Call 06/01/28)(b)	2,500	2,501,801

		7,741,601

Total Corporate Bonds & Notes — 97.5% (Cost: $5,763,646,248)		5,697,108,713

Security	Par/ Shares (000)	Value

Foreign Government Obligations(h)

South Korea — 0.3%
Korea Gas Corp.
2.25%, 07/18/26(a)(b)	$2,000	$1,765,614
3.13%, 07/20/27(a)	5,000	4,676,305
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(a)	2,750	2,565,445
Korea National Oil Corp., 2.50%, 10/24/26(a)	7,000	6,276,262

		15,283,626

Total Foreign Government Obligations — 0.3% (Cost: $15,192,701)		15,283,626

Municipal Debt Obligations

New York — 0.0%
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	180	176,859

Total Municipal Debt Obligations — 0.0% (Cost: $179,827)		176,859

Short-Term Investments

Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.15%(e)(i)(j)	640,628	640,819,826
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(e)(i)	58,531	58,530,758

		699,350,584

Total Short-Term Investments — 12.0% (Cost: $699,188,790)		699,350,584

Total Investments in Securities — 109.8% (Cost: $6,478,207,566)		6,411,919,782

Other Assets, Less Liabilities — (9.8)%		(571,758,694)

Net Assets — 100.0%		$5,840,161,088

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Perpetual security with no stated maturity date.
(h)	Investments are denominated in U.S. dollars.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Par/Shares Held at 02/28/18	Par/Shares Purchased		Par/Shares Sold		Par/Shares Held at 08/31/18	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	(000)	(000)		(000)		(000)	08/31/18	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	632,161	8,467	(b)	—		640,628	$640,819,826	$1,352,096	(c)	$47,074	$115,546
BlackRock Cash Funds: Treasury, SL Agency Shares	61,256	—		(2,725	)(b)	58,531	58,530,758	575,317		—	—
PNC Bank N.A.
1.45%, 07/29/19	1,750	—		(1,750)		—	—	8,392		(22,172)	28,882
1.95%, 03/04/19	2,410	—		(2,410)		—	—	3,519		(19,851)	20,595
2.25%, 07/02/19	4,140	—		(4,140)		—	—	21,034		(45,040)	57,116
2.30%, 06/01/20	3,440	—		(3,440)		—	—	28,283		(55,441)	41,213
2.40%, 10/18/19	1,500	—		(1,500)		—	—	8,742		(13,069)	13,670
2.45%, 11/05/20	1,250	—		(1,250)		—	—	6,634		(39,398)	36,642
2.45%, 07/28/22	250	—		(250)		—	—	2,942		(5,485)	3,843
2.70%, 11/01/22	1,500	—		(1,500)		—	—	20,139		(22,433)	4,686
2.95%, 01/30/23	3,000	750		(3,750)		—	—	45,563		(87,168)	49,542
2.95%, 02/23/25	300	750		—		1,050	1,012,123	13,735		—	3,364
3.10%, 10/25/27	4,615	—		—		4,615	4,400,003	72,653		—	(10,980)
3.25%, 01/22/28	—	5,000		—		5,000	4,823,362	29,223		—	31,220
3.30%, 10/30/24	272	—		—		272	267,820	3,708		—	(1,488)
3.80%, 07/25/23	1,500	715		(1,300)		915	922,116	30,941		18,904	(28,038)
4.05%, 07/26/28	—	500		—		500	506,979	1,268		—	2,257
4.25%, 07/01/18	220	—		(220)		—	—	2,188		—	(219)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	5,595	—		(5,595)		—	—	60,805		(176,296)	113,449
3.15%, 05/19/27	2,300	9		(40)		2,269	2,176,328	35,471		(1,627)	(3,537)
3.30%, 03/08/22	1,937	—		(1,937)		—	—	27,281		(2,727)	(20,212)
3.90%, 04/29/24	1,000	450		(300)		1,150	1,153,574	21,269		2,431	(18,489)
4.38%, 08/11/20	3,102	—		(3,102)		—	—	23,523		(39,339)	28,309
5.13%, 02/08/20	566	—		(566)		—	—	3,100		(1,920)	1,152
6.88%, 05/15/19	170	—		(170)		—	—	756		(1,042)	1,398

							$714,612,889	$2,398,582		$(464,599)	$469,921

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of August 31, 2018 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	(800)	12/19/18	$(96,213)	$158,140

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued)	iShares® Intermediate-Term Corporate Bond ETF
August 31, 2018

Derivative Financial Instruments Categorized by Risk Exposure

As of August 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Assets — Derivative Financial Instruments
Futures Contracts
Net unrealized appreciation(a)	$158,140

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended August 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Futures contracts	$4,507,171

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$158,140

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$(32,070,833)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$5,697,108,713	$—	$5,697,108,713
Foreign Government Obligations	—	15,283,626	—	15,283,626
Municipal Debt Obligations	—	176,859	—	176,859
Money Market Funds	699,350,584	—	—	699,350,584

	$699,350,584	$5,712,569,198	$—	$6,411,919,782

Derivative financial instruments(a)
Assets
Futures Contracts	$158,140	$—	$—	$158,140

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

August 31, 2018

iShares Intermediate-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$5,697,306,893
Affiliated(c)	714,612,889
Cash	96,722
Cash pledged:
Futures contracts	778,000
Receivables:
Investments sold	94,294,396
Securities lending income — Affiliated	224,303
Capital shares sold	30,896
Securities related to in-kind transactions	267,440
Dividends	90,318
Interest	59,925,789

Total assets	6,567,627,646

LIABILITIES
Collateral on securities loaned, at value	640,521,003
Payables:
Investments purchased	86,171,225
Variation margin on futures contracts	81,249
Capital shares redeemed	191,711
Securities related to in-kind transactions	202,643
Investment advisory fees	298,727

Total liabilities	727,466,558

NET ASSETS	$5,840,161,088

NET ASSETS CONSIST OF:
Paid-in capital	$6,013,714,531
Undistributed net investment income	21,236,284
Accumulated net realized loss	(128,660,082)
Net unrealized depreciation	(66,129,645)

NET ASSETS	$5,840,161,088

Shares outstanding(d)	109,250,000

Net asset value(d)	$53.46

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$616,906,065
(b) Investments, at cost — Unaffiliated	$5,763,472,963
(c) Investments, at cost — Affiliated	$714,734,603
(d) Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statement of Operations (unaudited)

Six Months Ended August 31, 2018

iShares Intermediate-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$575,317
Interest — Unaffiliated	105,779,512
Interest — Affiliated	471,169
Securities lending income — Affiliated — net	1,352,096

Total investment income	108,178,094

EXPENSES
Investment advisory fees	5,047,106

Total expenses	5,047,106

Less:
Investment advisory fees waived	(633,342)

Total expenses after fees waived	4,413,764

Net investment income	103,764,330

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(86,897,917)
Investments — Affiliated	(447,826)
In-kind redemptions — Unaffiliated	(19,635,273)
In-kind redemptions — Affiliated	(16,773)
Futures contracts	4,507,171

Net realized loss	(102,490,618)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	69,103,018
Investments — Affiliated	469,921
Futures contracts	158,140

Net change in unrealized appreciation (depreciation)	69,731,079

Net realized and unrealized loss	(32,759,539)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,004,791

See notes to financial statements.

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares
	Intermediate-Term Corporate Bond ETF

	Six Months Ended
	08/31/18	Year Ended
	(unaudited)	02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$103,764,330	$186,210,955
Net realized gain (loss)	(102,490,618)	6,789,158
Net change in unrealized appreciation (depreciation)	69,731,079	(138,380,176)

Net increase in net assets resulting from operations	71,004,791	54,619,937

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(99,796,201)	(182,970,994)

Decrease in net assets resulting from distributions to shareholders	(99,796,201)	(182,970,994)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,323,835,551)	422,903,198

NET ASSETS
Total increase (decrease) in net assets	(1,352,626,961)	294,552,141
Beginning of period	7,192,788,049	6,898,235,908

End of period	$5,840,161,088	$7,192,788,049

Undistributed net investment income included in net assets at end of period	$21,236,284	$17,268,155

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares Intermediate-Term Corporate Bond ETF

	Six Months Ended 08/31/18		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	(a)	02/28/18 (a)	02/28/17 (a)	02/29/16 (a)	02/28/15 (a)	02/28/14 (a)

Net asset value, beginning of period	$53.64		$54.53	$54.06	$55.16	$54.64	$55.51

Net investment income(b)	0.81		1.40	1.34	1.34	1.34	1.44
Net realized and unrealized gain (loss)(c)		(0.22)	(0.91)	0.46	(1.09)	0.52	(0.86)

Net increase from investment operations	0.59		0.49	1.80	0.25	1.86	0.58

Distributions
From net investment income		(0.77)	(1.38)	(1.33)	(1.35)	(1.34)	(1.45)

Total distributions		(0.77)	(1.38)	(1.33)	(1.35)	(1.34)	(1.45)

Net asset value, end of period	$53.46		$53.64	$54.53	$54.06	$55.16	$54.64

Total Return
Based on net asset value	1.12	%(d)	0.87%	3.34%	0.51%	3.41%	1.09%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.13	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	3.03	%(e)	2.56%	2.44%	2.46%	2.45%	2.65%

Supplemental Data
Net assets, end of period (000)	$5,840,161		$7,192,788	$6,898,236	$6,054,686	$6,430,884	$5,704,233

Portfolio turnover rate(f)	66	%(d)	21%	16%	16%	7%	9%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Intermediate-Term Corporate Bond(a)	Diversified

(a)	Formerly the iShares Intermediate Credit Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2018 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Intermediate-Term Corporate Bond
Barclays Bank PLC	$28,583,336	$28,583,336	$—	$—
Barclays Capital Inc.	17,034,177	17,034,177	—	—
BMO Capital Markets	467,555	467,555	—	—
BNP Paribas New York Branch	12,564,745	12,564,745	—	—
BNP Paribas Prime Brokerage International Ltd.	5,725,872	5,725,872	—	—
BNP Paribas Securities Corp.	101,274	101,274	—	—
Citigroup Global Markets Inc.	34,128,999	34,128,999	—	—
Credit Suisse Securities (USA) LLC	32,761,045	32,761,045	—	—
Deutsche Bank Securities Inc.	21,459,000	21,459,000	—	—
Goldman Sachs & Co.	55,206,084	55,206,084	—	—
HSBC Securities (USA) Inc.	35,867,103	35,867,103	—	—
Jefferies LLC	4,979,903	4,979,903	—	—
JPMorgan Securities LLC	91,429,159	91,429,159	—	—
Merrill Lynch, Pierce, Fenner & Smith	18,954,807	18,954,807	—	—
Morgan Stanley & Co. LLC	68,696,937	68,696,937	—	—
MUFG Securities Americas Inc.	23,269,535	23,269,535	—	—
Nomura Securities International Inc.	8,712,345	8,712,345	—	—
RBC Capital Markets LLC	73,657,659	73,657,659	—	—
RBS Securities Inc.	469,538	469,538	—	—
Scotia Capital (USA) Inc.	6,822,424	6,822,424	—	—
SG Americas Securities LLC	3,188,583	3,188,583	—	—
State Street Bank & Trust Company	1,245,424	1,245,424	—	—
Wells Fargo Securities LLC	71,580,561	71,580,561	—	—

	$616,906,065	$616,906,065	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund used futures contracts to mitigate or maintain duration risk as securities were purchased and sold during the Fund’s transition to a new underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to June 26, 2018, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective June 1, 2018, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through May 30, 2023 such that the Fund’s total annual operating expenses after fee waiver will not exceed 0.06% of average daily net assets. The contractual waiver for the Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with the permanent annual advisory fee reduction for the Fund from 0.20% to 0.06%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended ended August 31, 2018, the Fund paid BTC $469,710 for securities lending agent services and collateral investment fees.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2018, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Intermediate-Term Corporate Bond	$5,081,399	$108,213,728

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended August 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	Other Securities

iShares ETF	Purchases	Sales
Intermediate-Term Corporate Bond	$4,385,142,313	$4,381,394,179

For the six months ended August 31, 2018, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Intermediate-Term Corporate Bond	$443,354,229	$1,759,155,590

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 28, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $25,793,802 available to offset future realized capital gains.

As of August 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate-Term Corporate Bond	$6,478,583,228	$8,865,405	$(75,370,711)	$(66,505,306)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/18			Year Ended 02/28/18

iShares ETF	Shares		Amount	Shares		Amount

Intermediate-Term Corporate Bond
Shares sold	9,350,000	(a)	$497,931,560	34,400,000	(a)	$1,883,914,841
Shares redeemed	(34,200,000	)(a)	(1,821,767,111)	(26,800,000	)(a)	(1,461,011,643)

Net increase	(24,850,000)		$(1,323,835,551)	7,600,000		$422,903,198

(a) Share transactions reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Board authorized a two-for-one stock split for the Fund, effective after the close of trading on August 7, 2018. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Board Review and Approval of Investment Advisory Contract

I. iShares Intermediate-Term Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board also noted that during the June 12-14, 2018 meeting, it approved a permanent reduction to the advisory fee rate charged to the Fund at each breakpoint tier and additionally that BFA and the Board had considered whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	41

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

RB                     Revenue Bond

Counterparty Abbreviations

UBS                 UBS AG

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	43

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Fund Summary as of August 31, 2018	iShares® Core U.S. Aggregate Bond ETF

Investment Objective

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.14%	(1.11)%	2.45%	3.58%	(1.11)%	12.86%	42.14%
Fund Market	1.10	(1.24)	2.47	3.52	(1.24)	12.96	41.35
Index	1.15	(1.05)	2.49	3.70	(1.05)	13.06	43.80

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (03/01/18)	Ending Account Value (08/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,011.40	$0.20	$1,000.00	$1,025.00	$0.20	0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments	(a)
U. S. Government & Agency Obligations	69.1%
Corporate Bonds & Notes	26.0
Foreign Government Obligations	3.1
Collaterized Mortgage Obligations	1.2
Municipal Debt Obligations	0.6

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	72.7%
Aa	3.2
A	10.3
Baa	12.6
Ba	0.7
Not Rated	0.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	$2,360	$2,347,238
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	18,459,898
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51	10,616	10,812,699
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	7,210,446
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	6,413,220
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	10,000	10,365,297
Series 2014-GC25, Class AA, 3.37%, 10/10/47	10,000	10,032,750
Series 2014-GC25, Class AS, 4.02%, 10/10/47	5,209	5,285,370
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	11,256	11,128,306
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	17,411,848
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	10,862,415
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	13,936,904
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50	13,802	14,375,101
Series 2013-CR12, Class A4, 4.05%, 10/10/46	6,000	6,192,780
Series 2014-CR16, Class A4, 4.05%, 04/10/47	2,800	2,888,826
Series 2014-CR18, Class AM, 4.10%, 07/15/47	10,000	10,164,767
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	9,700	9,940,378
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	12,887	13,133,027
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	12,920	13,054,132
Series 2015-CR24, Class A5, 3.70%, 08/10/48	16,990	17,160,047
Series 2015-DC1, Class A5, 3.35%, 02/10/48	2,750	2,719,447
Series 2015-DC1, Class C, 4.50%, 02/10/48(a)	3,000	2,913,455
Series 2015-LC21, Class A4, 3.71%, 07/10/48	15,500	15,691,137
Series 2015-LC23, Class A2, 3.22%, 10/10/48	18,275	18,288,303
Series 2015-PC1, Class A2, 3.15%, 07/10/50	3,000	2,999,670
Series 2015-PC1, Class A5, 3.90%, 07/10/50	3,650	3,718,169
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	4,045,927
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	8,075,721
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57	10,000	9,946,112
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	17,722,805
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	27,683,076
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	952,444
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	3,103,897
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46	5,000	4,953,122
Series 2013-GC16, Class A4, 4.27%, 11/10/46	10,000	10,399,713
Series 2014-GC20, Class A3, 3.68%, 04/10/47	187	187,770
Series 2014-GC24, Class A5, 3.93%, 09/10/47	6,000	6,157,298
Series 2015-GC32, Class A2, 3.06%, 07/10/48	2,000	1,998,932
Series 2015-GS1, Class A3, 3.73%, 11/10/48	10,000	10,095,877
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,531,529
Series 2017-GS7, Class A4, 3.43%, 08/10/50	6,000	5,872,511
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	3,065,672
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A2, 3.04%, 09/15/47 (Call 08/15/19)	5,500	5,503,764
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	7,000	7,123,654

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	$9,660	$9,886,802
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	3,800	3,881,242
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-LC9, Class A3, 2.48%, 12/15/47	2,962	2,938,401
Series 2014-C20, Class A2, 2.87%, 07/15/47	5,000	4,997,412
Series 2014-C20, Class A5, 3.80%, 07/15/47	9,000	9,183,477
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4, 3.10%, 05/15/46	5,000	4,942,595
Series 2013-C10, Class A5, 4.22%, 07/15/46(a)	1,600	1,655,535
Series 2013-C10, Class AS, 4.22%, 07/15/46(a)	8,166	8,303,520
Series 2014-C19, Class A2, 3.10%, 12/15/47	4,000	4,005,230
Series 2015-C22, Class A4, 3.31%, 04/15/48	5,000	4,933,056
Series 2015-C23, Class A4, 3.72%, 07/15/50	1,850	1,867,389
Series 2015-C24, Class A4, 3.73%, 05/15/48	7,275	7,342,436
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	17,180,422
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	16,365,592
Morgan Stanley Capital I Trust
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,874,397
Series 2018-H3, Class A4, 3.91%, 07/15/51	700	711,284
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4, 3.98%, 02/15/51	18,150	18,515,366
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/63	19,115	19,277,343
Series 2013-C5, Class A4, 3.18%, 03/10/46	5,500	5,470,839
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	25,059	25,983,343
Series 2014-LC16, Class A5, 3.82%, 08/15/50	15,200	15,496,660
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	17,000	16,971,807
Series 2015-C27, Class A5, 3.45%, 02/15/48	8,500	8,467,973
Series 2015-SG1, Class A4, 3.79%, 09/15/48	11,185	11,315,973
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A1, 2.30%, 06/15/45	4,174	4,142,015
Series 2012-C07, Class A2, 3.43%, 06/15/45	5,000	5,024,705
Series 2012-C10, Class A3, 2.88%, 12/15/45	27,100	26,650,388
Series 2013-C11, Class A4, 3.04%, 03/15/45	11,671	11,549,515
Series 2013-C14, Class A5, 3.34%, 06/15/46	10,315	10,316,499

		686,176,670

Total Collaterized Mortgage Obligations — 1.2% (Cost: $701,074,016)		686,176,670

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	2,605	2,572,594
4.00%, 03/15/22	110	110,374
4.20%, 04/15/24	1,026	1,026,615
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	925	893,411
3.63%, 05/01/22	9,455	9,418,693
3.65%, 11/01/24 (Call 08/01/24)	685	668,978
4.45%, 08/15/20	1,151	1,180,719
WPP Finance 2010
3.63%, 09/07/22	1,300	1,276,444
3.75%, 09/19/24	3,600	3,471,660
4.75%, 11/21/21	3,000	3,082,080

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Advertising (continued)
5.13%, 09/07/42	$370	$362,844
5.63%, 11/15/43	395	413,581

		24,477,993

Aerospace & Defense — 0.4%
Boeing Capital Corp., 4.70%, 10/27/19	2,346	2,397,706
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	340	331,537
1.88%, 06/15/23 (Call 04/15/23)	250	235,680
2.13%, 03/01/22 (Call 02/01/22)	2,400	2,332,464
2.20%, 10/30/22 (Call 08/30/22)	155	149,606
2.25%, 06/15/26 (Call 03/15/26)	2,335	2,139,047
2.35%, 10/30/21	550	541,398
2.50%, 03/01/25 (Call 12/01/24)	95	89,699
2.60%, 10/30/25 (Call 07/30/25)	1,145	1,086,296
2.80%, 03/01/23 (Call 02/01/23)	1,165	1,147,933
2.80%, 03/01/27 (Call 12/01/26)	2,220	2,106,580
2.85%, 10/30/24 (Call 07/30/24)	2,790	2,710,903
3.25%, 03/01/28 (Call 12/01/27)	415	405,978
3.30%, 03/01/35 (Call 09/01/34)	645	600,747
3.38%, 06/15/46 (Call 12/15/45)	2,100	1,915,116
3.50%, 03/01/45 (Call 09/01/44)	1,970	1,808,480
3.55%, 03/01/38 (Call 09/01/37)	305	294,859
3.65%, 03/01/47 (Call 09/01/46)	1,330	1,265,907
4.88%, 02/15/20	4,440	4,576,619
6.13%, 02/15/33	25	31,359
6.63%, 02/15/38	40	53,775
6.88%, 03/15/39	770	1,071,347
7.95%, 08/15/24	250	309,802
Embraer Netherlands Finance BV
5.05%, 06/15/25	1,250	1,251,537
5.40%, 02/01/27	10,425	10,603,997
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	1,880	1,760,564
2.13%, 08/15/26 (Call 05/15/26)	2,065	1,869,816
2.25%, 11/15/22 (Call 08/15/22)	6,498	6,242,239
2.38%, 11/15/24 (Call 09/15/24)	255	241,052
2.63%, 11/15/27 (Call 08/15/27)	1,725	1,605,268
3.38%, 05/15/23 (Call 04/15/23)	455	457,179
3.50%, 05/15/25 (Call 03/15/25)	3,000	3,021,210
3.60%, 11/15/42 (Call 05/15/42)	15	14,441
3.75%, 05/15/28 (Call 02/15/28)	1,345	1,366,076
3.88%, 07/15/21 (Call 04/15/21)	2,020	2,059,733
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	50	49,565
3.83%, 04/27/25 (Call 01/27/25)	1,060	1,046,337
4.40%, 06/15/28 (Call 03/15/28)	1,715	1,739,027
4.85%, 04/27/35 (Call 10/27/34)	1,313	1,352,666
5.05%, 04/27/45 (Call 10/27/44)	2,075	2,190,826
6.15%, 12/15/40	440	521,171
L3 Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)	2,520	2,537,111
3.85%, 12/15/26 (Call 09/15/26)	1,985	1,933,311
3.95%, 05/28/24 (Call 02/28/24)	761	756,464
4.40%, 06/15/28 (Call 03/15/28)	2,000	2,012,640
4.95%, 02/15/21 (Call 11/15/20)	2,273	2,347,032
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	6,195	6,125,802
2.90%, 03/01/25 (Call 12/01/24)	622	596,125
3.10%, 01/15/23 (Call 11/15/22)	1,221	1,211,049
3.35%, 09/15/21	3,544	3,562,819

Security	Par (000)	Value

Aerospace & Defense (continued)
3.55%, 01/15/26 (Call 10/15/25)	$4,520	$4,495,863
3.60%, 03/01/35 (Call 09/01/34)	2,964	2,787,020
3.80%, 03/01/45 (Call 09/01/44)	4,232	3,947,610
4.07%, 12/15/42	6,498	6,333,925
4.09%, 09/15/52 (Call 03/15/52)	1,470	1,406,393
4.25%, 11/15/19	1,850	1,880,562
4.50%, 05/15/36 (Call 11/15/35)	1,665	1,741,224
4.70%, 05/15/46 (Call 11/15/45)	8,706	9,273,283
5.72%, 06/01/40	500	598,830
Series B, 6.15%, 09/01/36	35	43,145
Northrop Grumman Corp.
2.08%, 10/15/20	1,880	1,841,836
2.55%, 10/15/22 (Call 09/15/22)	2,358	2,286,199
2.93%, 01/15/25 (Call 11/15/24)	2,985	2,845,511
3.20%, 02/01/27 (Call 11/01/26)	6,319	5,990,791
3.25%, 08/01/23	7,379	7,315,393
3.25%, 01/15/28 (Call 10/15/27)	2,230	2,116,047
3.50%, 03/15/21	2,250	2,269,665
3.85%, 04/15/45 (Call 10/15/44)	2,805	2,572,157
4.03%, 10/15/47 (Call 04/15/47)	4,575	4,287,278
4.75%, 06/01/43	1,755	1,833,062
5.05%, 11/15/40	695	747,472
Northrop Grumman Systems Corp., 7.75%, 02/15/31	555	741,458
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,935	1,885,735
3.13%, 10/15/20	1,463	1,467,287
4.20%, 12/15/44 (Call 06/15/44)	510	533,735
4.70%, 12/15/41	850	947,699
4.88%, 10/15/40	105	119,378
7.20%, 08/15/27	1,765	2,223,741
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	2,565	2,504,876
3.10%, 11/15/21 (Call 08/15/21)	575	568,318
3.20%, 03/15/24 (Call 01/15/24)	1,710	1,657,606
3.50%, 03/15/27 (Call 12/15/26)	5,385	5,171,969
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,725,983
4.35%, 04/15/47 (Call 10/15/46)	3,520	3,417,744
4.80%, 12/15/43 (Call 06/15/43)	2,575	2,664,558
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	1,145	1,106,196
3.95%, 06/15/23 (Call 05/15/23)	975	978,334
4.60%, 06/15/28 (Call 03/15/28)	1,500	1,511,880
United Technologies Corp.
1.50%, 11/01/19	655	644,651
1.90%, 05/04/20	1,325	1,300,739
1.95%, 11/01/21 (Call 10/01/21)	2,525	2,426,298
2.30%, 05/04/22 (Call 04/04/22)	1,225	1,179,883
2.65%, 11/01/26 (Call 08/01/26)	1,678	1,529,178
2.80%, 05/04/24 (Call 03/04/24)	1,710	1,634,093
3.10%, 06/01/22	11,021	10,894,920
3.13%, 05/04/27 (Call 02/04/27)(b)	3,030	2,845,776
3.35%, 08/16/21	320	321,322
3.65%, 08/16/23 (Call 07/16/23)	1,500	1,506,705
3.75%, 11/01/46 (Call 05/01/46)	4,000	3,544,440
3.95%, 08/16/25 (Call 06/16/25)	315	316,603
4.05%, 05/04/47 (Call 11/04/46)	2,115	1,963,206
4.13%, 11/16/28 (Call 08/16/28)	5,790	5,791,158
4.15%, 05/15/45 (Call 11/16/44)	4,865	4,609,247
4.50%, 04/15/20	3,158	3,230,729
4.50%, 06/01/42	6,052	6,004,189

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.40%, 05/01/35	$895	$985,914
5.70%, 04/15/40	5,988	6,853,865
6.05%, 06/01/36	846	993,289
6.13%, 07/15/38	6,272	7,423,100
6.70%, 08/01/28	475	577,035
7.50%, 09/15/29	200	256,692

		248,750,690

Agriculture — 0.3%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	5,594	5,571,456
2.63%, 09/16/26 (Call 06/16/26)	1,415	1,303,470
2.85%, 08/09/22	3,151	3,092,990
2.95%, 05/02/23	175	170,938
3.88%, 09/16/46 (Call 03/16/46)	2,955	2,628,620
4.00%, 01/31/24	3,212	3,281,765
4.25%, 08/09/42	1,570	1,475,878
4.50%, 05/02/43	4,366	4,250,170
4.75%, 05/05/21	6,943	7,216,832
5.38%, 01/31/44	5,925	6,461,035
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	3,307	3,054,511
3.75%, 09/15/47 (Call 03/15/47)	600	557,322
4.02%, 04/16/43	486	472,577
4.48%, 03/01/21	3,640	3,757,608
4.54%, 03/26/42	573	596,224
5.38%, 09/15/35	25	28,474
5.77%, 03/01/41(c)	600	730,668
BAT Capital Corp.
2.30%, 08/14/20(d)	2,810	2,759,420
2.76%, 08/15/22 (Call 07/15/22)(d)	3,970	3,848,002
3.22%, 08/15/24 (Call 06/15/24)(d)	4,985	4,778,073
3.56%, 08/15/27 (Call 05/15/27)(d)	9,456	8,862,447
4.39%, 08/15/37 (Call 02/15/37)(d)	850	793,144
4.54%, 08/15/47 (Call 02/15/47)(d)	2,900	2,685,081
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	1,015	982,378
3.25%, 08/15/26 (Call 05/15/26)	2,280	2,088,890
3.50%, 11/24/20 (Call 10/24/20)(b)	2,805	2,803,738
3.75%, 09/25/27 (Call 06/25/27)	525	490,891
Philip Morris International Inc.
1.88%, 11/01/19	1,200	1,187,052
1.88%, 02/25/21 (Call 01/25/21)	925	897,398
2.00%, 02/21/20	1,050	1,036,633
2.13%, 05/10/23 (Call 03/10/23)	920	867,523
2.38%, 08/17/22 (Call 07/17/22)	2,127	2,050,215
2.50%, 08/22/22	3,600	3,486,924
2.50%, 11/02/22 (Call 10/02/22)	1,500	1,449,030
2.63%, 02/18/22 (Call 01/18/22)	1,105	1,080,204
2.63%, 03/06/23	300	289,686
2.75%, 02/25/26 (Call 11/25/25)(b)	3,911	3,669,105
2.90%, 11/15/21	2,225	2,206,110
3.13%, 08/17/27 (Call 05/17/27)	1,750	1,667,522
3.13%, 03/02/28 (Call 12/02/27)(b)	300	286,971
3.25%, 11/10/24	2,469	2,423,694
3.38%, 08/11/25 (Call 05/11/25)	2,790	2,735,204
3.60%, 11/15/23	1,555	1,566,709
3.88%, 08/21/42	536	488,666
4.13%, 05/17/21	2,700	2,762,910
4.13%, 03/04/43	3,785	3,560,322
4.25%, 11/10/44	4,364	4,185,207

Security	Par (000)	Value

Agriculture (continued)
4.38%, 11/15/41	$4,646	$4,539,607
4.50%, 03/26/20	1,870	1,913,384
4.50%, 03/20/42	2,115	2,101,527
4.88%, 11/15/43	1,675	1,738,566
6.38%, 05/16/38	3,533	4,301,993
Reynolds American Inc.
3.25%, 06/12/20	7,754	7,746,866
4.00%, 06/12/22	2,340	2,369,414
4.45%, 06/12/25 (Call 03/12/25)	9,321	9,459,603
4.85%, 09/15/23	287	299,553
5.70%, 08/15/35 (Call 02/15/35)	3,345	3,576,240
5.85%, 08/15/45 (Call 02/15/45)	12,611	13,772,851
6.15%, 09/15/43	755	851,565
6.88%, 05/01/20	6,398	6,765,373
7.25%, 06/15/37	1,050	1,317,991

		173,394,220

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 07/15/25	1,200	1,198,657
Series 2013-2, Class A, 4.95%, 01/15/23	2,332	2,398,542
Series 2014-1, Class A, 3.70%, 04/01/28	2,291	2,251,776
Series 2015-1, Class A, 3.38%, 05/01/27	6,648	6,422,826
Series 2015-2, Class AA, 3.60%, 03/22/29(b)	362	354,593
Series 2016-1, Class AA, 3.58%, 07/15/29	610	596,652
Series 2016-3, Class AA, 3.00%, 04/15/30	349	328,097
Series 2017-1, Class AA, 3.65%, 02/15/29	3,996	3,918,657
Series 2017-2, Class AA, 3.35%, 04/15/31	5	4,801
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A, 7.25%, 05/10/21	305	315,957
Series 2012-1, Class A, 4.15%, 10/11/25	1,885	1,906,403
Series 2012-2, Class A, 4.00%, 04/29/26	178	178,580
Delta Air Lines Inc.
2.60%, 12/04/20	1,630	1,597,759
3.40%, 04/19/21	1,130	1,124,056
3.63%, 03/15/22 (Call 02/15/22)	3,940	3,907,810
3.80%, 04/19/23 (Call 03/19/23)	3,065	3,029,354
4.38%, 04/19/28 (Call 01/19/28)	3,550	3,466,185
Delta Air Lines Inc. Pass Through Trust
Series 2015-1, Class AA, 3.63%, 01/30/29	762	756,479
Series 2017-1, Class A, 6.82%, 08/10/22	55	60,716
Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 08/15/29	4,278	4,091,611
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	5,240	5,199,704
2.75%, 11/06/19 (Call 10/06/19)	1,630	1,624,898
2.75%, 11/16/22 (Call 10/16/22)	1,180	1,148,848
3.00%, 11/15/26 (Call 08/15/26)	2,560	2,385,126
3.45%, 11/16/27 (Call 08/16/27)	1,500	1,433,730
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	4,320	4,316,152
U.S. Airways Pass Through Trust
Series 2012-1, Class A, 5.90%, 04/01/26	346	370,447
Series 2012-2, Class A, 4.63%, 12/03/26	446	457,895
Series 2013-1, Class A, 3.95%, 05/15/27	119	118,474
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(b)	3,811	3,835,621
Series 2014-2, Class A, 3.75%, 09/03/26	3,597	3,571,087
Series 2015-1, Class AA, 3.45%, 06/01/29	5,375	5,238,255
Series 2016-1, Class AA, 3.10%, 01/07/30	2,647	2,518,922

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Series 2016-2, Class AA, 2.88%, 04/07/30	$1,168	$1,095,464
Series 2018-1, Class AA, 3.50%, 09/01/31	2,000	1,941,300

		73,165,434

Apparel — 0.0%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,875	1,803,619
2.38%, 11/01/26 (Call 08/01/26)	3,645	3,347,532
3.38%, 11/01/46 (Call 05/01/46)	2,600	2,323,516
3.63%, 05/01/43 (Call 11/01/42)	839	791,756
3.88%, 11/01/45 (Call 05/01/45)	2,535	2,469,901
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	2,025	2,007,463
3.75%, 09/15/25 (Call 07/15/25)	1,000	999,820
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	1,880	1,900,511
6.45%, 11/01/37	485	621,964

		16,266,082

Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.65%, 07/12/21	2,255	2,164,958
1.70%, 09/09/21	2,190	2,100,407
1.95%, 07/20/20	1,090	1,069,236
2.00%, 02/14/20	4,415	4,358,576
2.30%, 09/09/26	1,215	1,108,542
2.45%, 09/24/20	1,610	1,592,532
2.60%, 11/16/22	1,280	1,247,027
2.65%, 02/12/21	3,000	2,973,270
2.90%, 02/16/24	1,200	1,168,344
3.00%, 06/16/20	1,000	1,000,530
3.45%, 07/14/23	1,710	1,721,833
3.50%, 02/15/28	1,300	1,289,119
Series A, 2.15%, 03/13/20	2,000	1,974,980
Daimler Finance North America LLC, 8.50%, 01/18/31	5,010	7,080,683
Ford Holdings LLC, 9.30%, 03/01/30	580	718,266
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	3,740	3,515,974
4.75%, 01/15/43	6,310	5,225,122
5.29%, 12/08/46 (Call 06/08/46)	4,500	4,004,505
6.38%, 02/01/29	900	939,996
6.63%, 10/01/28	1,365	1,455,527
7.40%, 11/01/46	1,260	1,416,227
7.45%, 07/16/31	4,296	4,746,822
Ford Motor Credit Co. LLC
2.34%, 11/02/20	4,850	4,702,996
2.43%, 06/12/20	1,815	1,773,654
2.46%, 03/27/20	1,000	981,850
2.60%, 11/04/19	3,091	3,066,087
2.68%, 01/09/20	200	197,644
2.98%, 08/03/22 (Call 07/03/22)	2,200	2,088,614
3.10%, 05/04/23	1,070	1,005,832
3.16%, 08/04/20	2,100	2,073,477
3.20%, 01/15/21	3,130	3,075,788
3.22%, 01/09/22	3,175	3,071,781
3.34%, 03/18/21	6,272	6,166,442
3.34%, 03/28/22 (Call 02/28/22)	3,210	3,103,300
3.47%, 04/05/21	500	490,900
3.66%, 09/08/24	5,525	5,220,351
3.81%, 10/12/21	520	512,876
3.81%, 01/09/24 (Call 11/09/23)	2,640	2,533,370

Security	Par (000)	Value

Auto Manufacturers (continued)
3.82%, 11/02/27 (Call 08/02/27)	$2,250	$2,020,972
4.13%, 08/04/25	6,650	6,315,172
4.25%, 09/20/22	5,910	5,861,715
4.38%, 08/06/23	200	198,182
4.39%, 01/08/26	3,700	3,514,186
4.69%, 06/09/25 (Call 04/09/25)	500	488,475
5.75%, 02/01/21	1,900	1,973,150
5.88%, 08/02/21	7,470	7,798,157
8.13%, 01/15/20	7,900	8,374,237
General Motors Co.
4.00%, 04/01/25	850	826,200
4.20%, 10/01/27 (Call 07/01/27)	1,010	965,328
4.88%, 10/02/23	4,619	4,734,567
5.00%, 04/01/35	670	633,391
5.15%, 04/01/38 (Call 10/01/37)	1,175	1,111,961
5.20%, 04/01/45	6,435	5,924,447
5.40%, 04/01/48 (Call 10/01/47)(b)	825	783,428
6.25%, 10/02/43	3,448	3,578,679
6.60%, 04/01/36 (Call 10/01/35)	3,942	4,237,059
6.75%, 04/01/46 (Call 10/01/45)	3,100	3,407,272
General Motors Financial Co. Inc.
2.35%, 10/04/19	1,640	1,628,438
2.45%, 11/06/20	3,050	2,983,449
2.65%, 04/13/20	2,950	2,918,169
3.15%, 01/15/20 (Call 12/15/19)	5,118	5,120,303
3.15%, 06/30/22 (Call 05/30/22)	3,450	3,360,127
3.20%, 07/13/20 (Call 06/13/20)	2,085	2,077,223
3.20%, 07/06/21 (Call 06/06/21)	295	291,106
3.25%, 01/05/23 (Call 12/05/22)	2,000	1,939,860
3.45%, 01/14/22 (Call 12/14/21)	5,925	5,852,893
3.45%, 04/10/22 (Call 02/10/22)	9,548	9,396,473
3.50%, 11/07/24 (Call 09/07/24)	3,035	2,886,042
3.55%, 04/09/21	190	189,745
3.70%, 11/24/20 (Call 10/24/20)	8,720	8,761,594
3.70%, 05/09/23 (Call 03/09/23)	1,900	1,862,019
3.85%, 01/05/28 (Call 10/05/27)	2,375	2,203,620
3.95%, 04/13/24 (Call 02/13/24)	1,565	1,529,506
4.00%, 01/15/25 (Call 10/15/24)	7,023	6,814,979
4.00%, 10/06/26 (Call 07/06/26)	1,140	1,082,635
4.15%, 06/19/23 (Call 05/19/23)	1,385	1,378,795
4.20%, 03/01/21 (Call 02/01/21)	2,200	2,230,690
4.30%, 07/13/25 (Call 04/13/25)	5,640	5,535,604
4.35%, 04/09/25 (Call 02/09/25)	455	449,258
4.35%, 01/17/27 (Call 10/17/26)	3,006	2,914,167
4.38%, 09/25/21	2,640	2,689,210
5.25%, 03/01/26 (Call 12/01/25)	5,905	6,087,464
PACCAR Financial Corp.
1.65%, 08/11/21	35	33,517
1.95%, 02/27/20	490	483,209
2.05%, 11/13/20	770	753,453
2.25%, 02/25/21	1,375	1,347,528
2.30%, 08/10/22	1,500	1,448,535
2.50%, 08/14/20	1,050	1,039,794
2.80%, 03/01/21	575	570,923
3.10%, 05/10/21	535	534,615
3.15%, 08/09/21	555	555,633
3.40%, 08/09/23	650	652,704

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp.
3.18%, 07/20/21	$1,500	$1,506,390
3.42%, 07/20/23	2,500	2,514,575
3.67%, 07/20/28	855	864,354
Toyota Motor Credit Corp.
1.55%, 10/18/19	2,294	2,264,316
1.90%, 04/08/21	1,075	1,044,578
1.95%, 04/17/20	1,650	1,626,537
2.15%, 03/12/20	13,040	12,912,208
2.15%, 09/08/22	1,877	1,804,398
2.20%, 01/10/20	600	595,320
2.25%, 10/18/23	1,905	1,805,407
2.60%, 01/11/22	2,298	2,257,555
2.63%, 01/10/23	2,350	2,287,466
2.70%, 01/11/23	250	244,190
2.75%, 05/17/21	363	360,111
2.80%, 07/13/22	250	246,315
2.90%, 04/17/24	4,530	4,415,210
2.95%, 04/13/21	2,500	2,494,125
3.05%, 01/11/28	100	96,045
3.20%, 01/11/27	1,120	1,091,754
3.30%, 01/12/22	3,165	3,181,680
3.40%, 09/15/21	1,795	1,811,155
3.40%, 04/14/25	2,500	2,487,225
4.25%, 01/11/21	2,750	2,825,735
4.50%, 06/17/20	200	205,446

		296,229,391

Auto Parts & Equiptment — 0.0%
Aptiv PLC
3.15%, 11/19/20 (Call 10/19/20)	1,250	1,240,300
4.25%, 01/15/26 (Call 10/15/25)	1,187	1,184,638
4.40%, 10/01/46 (Call 04/01/46)	290	265,512
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	977	940,919
4.63%, 09/15/20	1,400	1,435,952
Delphi Corp., 4.15%, 03/15/24 (Call 12/15/23)	2,689	2,706,425
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	1,420	1,339,358
5.25%, 01/15/25 (Call 01/15/20)	3,230	3,356,842
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	765	762,369
4.15%, 10/01/25 (Call 07/01/25)	1,500	1,523,370

		14,755,685

Banks — 6.1%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	1,000	999,120
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	2,000	1,998,580
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 09/23/19	2,750	2,725,882
2.25%, 11/09/20	660	646,958
2.30%, 06/01/21	3,280	3,193,703
2.55%, 11/23/21	2,500	2,436,350
2.63%, 05/19/22	5,000	4,854,450
2.70%, 11/16/20	3,200	3,167,520
3.70%, 11/16/25	2,500	2,498,675
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	1,270	1,259,256

Security	Par (000)	Value

Banks (continued)
Banco Santander SA
3.13%, 02/23/23	$1,900	$1,823,107
3.50%, 04/11/22	1,450	1,428,946
3.80%, 02/23/28	3,300	3,056,526
3.85%, 04/12/23	400	394,004
4.25%, 04/11/27	3,400	3,280,286
4.38%, 04/12/28	800	773,824
5.18%, 11/19/25	5,400	5,487,750
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	5,135	5,030,605
2.33%, 10/01/21 (Call 10/01/20)(a)(e)	6,850	6,709,301
2.37%, 07/21/21 (Call 07/21/20)(a)(e)	2,584	2,541,338
2.50%, 10/21/22 (Call 10/21/21)	4,801	4,618,706
2.63%, 10/19/20	8,938	8,836,822
2.63%, 04/19/21	2,855	2,810,462
2.74%, 01/23/22 (Call 01/23/21)(a)(e)	8,431	8,300,488
2.82%, 07/21/23 (Call 07/21/22)(a)(e)	5,262	5,108,507
2.88%, 04/24/23 (Call 04/24/22)(a)(e)	3,590	3,501,363
3.00%, 12/20/23 (Call 12/20/22)(a)(e)	18,080	17,606,666
3.09%, 10/01/25 (Call 10/01/24)(a)(e)	406	388,562
3.12%, 01/20/23 (Call 01/20/22)(a)(e)	4,700	4,637,349
3.25%, 10/21/27 (Call 10/21/26)	9,046	8,496,184
3.30%, 01/11/23	15,850	15,718,603
3.37%, 01/23/26 (Call 01/23/25)(a)(e)	190	183,660
3.42%, 12/20/28 (Call 12/20/27)(a)(e)	16,154	15,229,991
3.50%, 04/19/26	6,655	6,466,264
3.55%, 03/05/24 (Call 03/05/23)(a)(e)	845	839,829
3.59%, 07/21/28 (Call 07/21/27)(a)(e)	4,050	3,871,354
3.71%, 04/24/28 (Call 04/24/27)(a)(e)	6,625	6,406,044
3.82%, 01/20/28 (Call 01/20/27)(a)(e)	6,030	5,896,918
3.86%, 07/23/24 (Call 07/23/23)(a)(e)	2,500	2,511,900
3.88%, 08/01/25	15,610	15,620,146
3.95%, 01/23/49 (Call 01/23/48)(a)(e)	400	370,144
3.97%, 03/05/29 (Call 03/05/28)(a)(e)	7,700	7,579,957
4.00%, 04/01/24	3,001	3,047,606
4.00%, 01/22/25	4,075	4,027,974
4.10%, 07/24/23	1,280	1,312,102
4.13%, 01/22/24	14,007	14,320,897
4.20%, 08/26/24	16,325	16,414,461
4.24%, 04/24/38 (Call 04/24/37)(a)(e)	2,800	2,758,952
4.25%, 10/22/26	6,690	6,641,765
4.27%, 07/23/29 (Call 07/23/28)(a)(e)	4,500	4,549,590
4.44%, 01/20/48 (Call 01/20/47)(a)(e)	6,989	7,010,526
4.45%, 03/03/26	2,700	2,712,312
4.88%, 04/01/44	3,565	3,771,699
5.00%, 05/13/21	405	423,193
5.00%, 01/21/44	7,880	8,484,238
5.63%, 07/01/20	3,235	3,376,952
5.70%, 01/24/22	5,980	6,445,782
5.88%, 01/05/21	1,740	1,840,328
5.88%, 02/07/42	3,410	4,089,613
6.11%, 01/29/37	3,618	4,191,996
6.22%, 09/15/26	803	898,308
7.75%, 05/14/38	5,294	7,194,493
Series L, 2.25%, 04/21/20	3,655	3,609,824
Series L, 3.95%, 04/21/25	5,970	5,864,391
Series L, 4.18%, 11/25/27 (Call 11/25/26)	5,335	5,226,486
Series L, 4.75%, 04/21/45(b)	915	931,918
Bank of America N.A., 6.00%, 10/15/36	9,526	11,425,389

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Montreal
1.75%, 09/11/19	$1,110	$1,097,113
1.90%, 08/27/21	6,345	6,113,471
2.10%, 12/12/19	1,110	1,099,877
2.10%, 06/15/20	2,174	2,139,346
2.35%, 09/11/22	7,700	7,411,712
2.55%, 11/06/22 (Call 10/06/22)	3,100	3,002,133
3.10%, 07/13/20	2,000	2,003,000
3.80%, 12/15/32 (Call 12/15/27)(a)(e)	1,925	1,812,349
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	965	938,713
2.20%, 08/16/23 (Call 06/16/23)	3,848	3,635,821
2.30%, 09/11/19 (Call 08/11/19)	2,669	2,660,833
2.45%, 11/27/20 (Call 10/27/20)	4,060	4,002,835
2.45%, 08/17/26 (Call 05/17/26)	2,709	2,493,120
2.50%, 04/15/21 (Call 03/15/21)	4,097	4,038,126
2.60%, 08/17/20 (Call 07/17/20)	4,535	4,501,668
2.60%, 02/07/22 (Call 01/07/22)	2,165	2,119,795
2.66%, 05/16/23 (Call 05/16/22)(a)(e)	2,905	2,824,473
2.80%, 05/04/26 (Call 02/04/26)	890	844,583
2.95%, 01/29/23 (Call 12/29/22)	2,675	2,628,936
3.00%, 10/30/28 (Call 07/30/28)	2,448	2,271,034
3.25%, 09/11/24 (Call 08/11/24)	1,090	1,076,179
3.25%, 05/16/27 (Call 02/16/27)	1,665	1,619,362
3.30%, 08/23/29 (Call 05/23/29)	2,820	2,670,484
3.40%, 05/15/24 (Call 04/15/24)	4,081	4,056,432
3.40%, 01/29/28 (Call 10/29/27)	500	492,380
3.44%, 02/07/28 (Call 02/07/27)(a)(e)	4,160	4,060,618
3.45%, 08/11/23	2,000	2,002,000
3.50%, 04/28/23	1,010	1,013,939
3.55%, 09/23/21 (Call 08/23/21)	4,290	4,337,662
3.65%, 02/04/24 (Call 01/05/24)	2,875	2,895,959
3.85%, 04/28/28	1,000	1,016,380
3.95%, 11/18/25 (Call 10/18/25)	2,375	2,434,612
4.15%, 02/01/21	350	359,027
4.60%, 01/15/20	2,665	2,725,842
Series G, 2.15%, 02/24/20 (Call 01/24/20)	2,655	2,625,609
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,595	1,546,751
Bank of Nova Scotia (The)
1.85%, 04/14/20	25	24,569
2.15%, 07/14/20	300	295,035
2.35%, 10/21/20	5,678	5,587,379
2.45%, 03/22/21	6,350	6,223,254
2.45%, 09/19/22	4,725	4,564,303
2.50%, 01/08/21	110	108,295
2.70%, 03/07/22	7,039	6,896,038
2.80%, 07/21/21	2,225	2,196,765
3.13%, 04/20/21	5,325	5,300,185
4.38%, 01/13/21	1,525	1,565,321
4.50%, 12/16/25	1,625	1,642,469
Bank One Capital III, 8.75%, 09/01/30	275	376,794
Bank One Corp.
7.63%, 10/15/26	1,205	1,468,606
7.75%, 07/15/25	493	592,823
8.00%, 04/29/27	600	753,456
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	4,400	4,320,140
5.14%, 10/14/20	6,615	6,794,994

Security	Par (000)	Value

Banks (continued)
Barclays PLC
2.75%, 11/08/19	$6,348	$6,319,497
2.88%, 06/08/20	8,500	8,415,850
3.20%, 08/10/21	2,250	2,215,170
3.25%, 01/12/21	5,805	5,743,409
3.65%, 03/16/25	6,968	6,585,945
3.68%, 01/10/23 (Call 01/10/22)	3,146	3,079,745
4.34%, 01/10/28 (Call 01/10/27)	4,319	4,133,974
4.38%, 01/12/26	11,157	10,901,616
4.95%, 01/10/47	2,255	2,132,080
4.97%, 05/16/29 (Call 05/16/28)(a)(e)	1,075	1,073,269
5.25%, 08/17/45	5,330	5,272,969
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	3,130	3,035,474
2.15%, 02/01/21 (Call 01/01/21)	3,650	3,564,845
2.45%, 01/15/20 (Call 12/15/19)	3,910	3,885,641
2.63%, 06/29/20 (Call 05/29/20)	4,405	4,371,610
2.75%, 04/01/22 (Call 03/01/22)	2,650	2,602,300
2.85%, 10/26/24 (Call 09/26/24)	4,775	4,594,505
3.20%, 09/03/21 (Call 08/03/21)	550	549,186
3.70%, 06/05/25 (Call 05/05/25)	800	801,048
3.95%, 03/22/22 (Call 02/22/22)	705	717,063
5.25%, 11/01/19	1,471	1,508,908
BNP Paribas SA
2.38%, 05/21/20	1,530	1,509,819
3.25%, 03/03/23	2,500	2,476,450
4.25%, 10/15/24	2,150	2,143,163
5.00%, 01/15/21	9,956	10,351,950
BPCE SA 2.25%, 01/27/20	5,825	5,753,352
2.65%, 02/03/21	1,750	1,719,410
2.75%, 12/02/21	3,273	3,200,765
3.38%, 12/02/26	2,000	1,891,660
4.00%, 04/15/24	1,945	1,972,191
Branch Banking & Trust Co.
2.10%, 01/15/20 (Call 12/15/19)	2,410	2,382,719
2.25%, 06/01/20 (Call 05/01/20)	2,250	2,218,725
2.63%, 01/15/22 (Call 12/15/21)	2,200	2,157,188
2.85%, 04/01/21 (Call 03/01/21)	625	619,644
3.63%, 09/16/25 (Call 08/16/25)	3,100	3,073,278
3.80%, 10/30/26 (Call 09/30/26)	2,603	2,605,213
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	2,559	2,529,520
2.10%, 10/05/20	2,170	2,122,586
2.55%, 06/16/22	2,800	2,718,632
2.70%, 02/02/21	2,400	2,367,504
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	4,010	3,932,607
2.50%, 05/12/20 (Call 04/12/20)	790	781,547
3.05%, 03/09/22 (Call 02/09/22)	1,042	1,022,296
3.20%, 01/30/23 (Call 12/30/22)	2,835	2,770,022
3.20%, 02/05/25 (Call 01/05/25)	2,040	1,934,654
3.30%, 10/30/24 (Call 09/30/24)	2,150	2,063,398
3.45%, 04/30/21 (Call 03/30/21)	1,000	1,001,380
3.50%, 06/15/23	1,145	1,132,359
3.75%, 04/24/24 (Call 03/24/24)	1,945	1,922,166
3.75%, 07/28/26 (Call 06/28/26)	8,120	7,641,488
3.75%, 03/09/27 (Call 02/09/27)	4,790	4,571,624
3.80%, 01/31/28 (Call 12/31/27)	2,367	2,257,858
4.20%, 10/29/25 (Call 09/29/25)	8,671	8,559,491

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 04/30/25 (Call 03/31/25)(b)	$1,025	$1,030,843
4.75%, 07/15/21	7,675	7,946,234
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	3,750	3,712,087
2.25%, 09/13/21 (Call 08/13/21)	5,150	4,964,600
2.35%, 01/31/20 (Call 12/31/19)	2,600	2,574,572
2.40%, 09/05/19 (Call 08/05/19)	2,804	2,789,475
2.65%, 08/08/22 (Call 07/08/22)	2,400	2,315,472
2.95%, 07/23/21 (Call 06/23/21)	3,500	3,450,440
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	5,360	5,266,414
2.13%, 10/20/20 (Call 09/20/20)	8,850	8,662,645
2.85%, 02/12/21 (Call 01/12/21)	5,000	4,950,750
3.40%, 07/23/21 (Call 06/23/21)	2,240	2,244,256
Citigroup Inc.
2.35%, 08/02/21	5,550	5,396,154
2.40%, 02/18/20	5,385	5,335,135
2.45%, 01/10/20 (Call 12/10/19)	2,400	2,381,472
2.65%, 10/26/20	3,836	3,790,774
2.70%, 03/30/21	7,670	7,556,100
2.70%, 10/27/22 (Call 09/27/22)	2,000	1,932,820
2.75%, 04/25/22 (Call 03/25/22)	7,465	7,271,507
2.88%, 07/24/23 (Call 07/24/22)(a)(e)	4,968	4,824,723
2.90%, 12/08/21 (Call 11/08/21)	3,015	2,970,860
3.14%, 01/24/23 (Call 01/24/22)(a)(e)	5,200	5,121,324
3.20%, 10/21/26 (Call 07/21/26)	6,300	5,913,936
3.30%, 04/27/25	3,565	3,447,711
3.38%, 03/01/23	1,920	1,899,571
3.40%, 05/01/26	4,600	4,414,022
3.50%, 05/15/23	3,335	3,292,345
3.52%, 10/27/28 (Call 10/27/27)(a)(e)	6,770	6,407,737
3.67%, 07/24/28 (Call 07/24/27)(a)(e)	3,253	3,111,137
3.70%, 01/12/26	5,480	5,359,824
3.75%, 06/16/24	3,500	3,506,475
3.88%, 10/25/23	3,978	4,021,320
3.88%, 03/26/25	2,205	2,153,205
3.88%, 01/24/39 (Call 01/24/38)(a)(e)	5,875	5,454,350
3.89%, 01/10/28 (Call 01/10/27)(a)(e)	8,492	8,281,398
4.00%, 08/05/24	2,558	2,546,029
4.04%, 06/01/24 (Call 06/01/23)(a)(e)	2,525	2,552,346
4.05%, 07/30/22	2,375	2,402,859
4.08%, 04/23/29 (Call 04/23/28)(a)(e)	5,100	5,028,549
4.13%, 07/25/28	4,115	3,988,135
4.28%, 04/24/48 (Call 04/24/47)(a)(e)	9,195	8,899,840
4.30%, 11/20/26	3,745	3,702,681
4.40%, 06/10/25	7,745	7,766,996
4.45%, 09/29/27	11,603	11,499,849
4.50%, 01/14/22	12,336	12,740,621
4.60%, 03/09/26	3,645	3,682,252
4.65%, 07/30/45	3,266	3,314,467
4.65%, 07/23/48 (Call 06/23/48)	745	761,308
4.75%, 05/18/46	6,260	6,185,756
5.30%, 05/06/44	3,025	3,223,440
5.38%, 08/09/20	825	858,850
5.50%, 09/13/25	8,025	8,535,711
5.88%, 01/30/42	2,963	3,486,355
6.00%, 10/31/33	1,000	1,136,410
6.13%, 08/25/36	508	583,255
6.63%, 01/15/28	25	28,863
6.63%, 06/15/32	1,210	1,440,638

Security	Par (000)	Value

Banks (continued)
6.68%, 09/13/43	$2,855	$3,550,449
8.13%, 07/15/39	7,364	10,653,793
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	605	593,547
2.25%, 03/02/20 (Call 02/03/20)	825	813,310
2.25%, 10/30/20 (Call 09/30/20)	2,900	2,833,735
2.45%, 12/04/19 (Call 11/04/19)	750	742,980
2.55%, 05/13/21 (Call 04/13/21)	3,330	3,250,579
2.65%, 05/26/22 (Call 04/26/22)	2,135	2,067,214
3.70%, 03/29/23 (Call 02/28/23)	1,220	1,222,318
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	1,995	1,930,522
4.30%, 12/03/25 (Call 11/03/25)	890	886,609
4.35%, 08/01/25 (Call 07/03/25)	1,640	1,630,439
Comerica Bank, 2.50%, 06/02/20	1,500	1,480,020
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	2,000	2,008,720
3.80%, 07/22/26	1,550	1,508,848
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	2,250	2,239,178
2.30%, 03/12/20	2,300	2,271,618
2.40%, 11/02/20	2,450	2,405,802
2.55%, 03/15/21	3,640	3,573,679
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	5,195	5,177,337
2.88%, 06/29/22 (Call 05/29/22)	1,000	968,530
3.50%, 06/11/21 (Call 05/11/21)	2,000	1,997,180
3.88%, 04/10/25 (Call 03/10/25)	1,750	1,697,570
Cooperatieve Rabobank UA
3.75%, 07/21/26	3,785	3,617,741
3.88%, 02/08/22	5,732	5,818,267
3.95%, 11/09/22	6,100	6,116,714
4.38%, 08/04/25	2,820	2,818,054
4.50%, 01/11/21	4,225	4,342,286
4.63%, 12/01/23	7,585	7,730,480
5.25%, 05/24/41	5,070	5,814,022
5.25%, 08/04/45	3,300	3,535,323
5.75%, 12/01/43	4,600	5,275,878
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	1,550	1,534,020
2.50%, 01/19/21	4,480	4,405,811
2.75%, 01/10/22	2,250	2,204,483
2.75%, 01/10/23	2,200	2,132,636
3.13%, 04/26/21	2,660	2,648,163
3.38%, 05/21/25	1,750	1,727,548
Credit Suisse AG/New York NY
3.00%, 10/29/21	11,360	11,241,629
3.63%, 09/09/24	7,825	7,765,999
4.38%, 08/05/20	1,225	1,251,227
5.40%, 01/14/20	2,762	2,836,519
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	3,250	3,220,782
3.13%, 12/10/20	8,625	8,561,606
3.45%, 04/16/21	3,220	3,213,174
3.75%, 03/26/25	4,915	4,773,890
3.80%, 09/15/22	5,900	5,904,661
3.80%, 06/09/23	4,472	4,450,266
4.55%, 04/17/26	7,800	7,911,618
4.88%, 05/15/45	5,608	5,784,540

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG
2.95%, 08/20/20	$4,560	$4,468,435
3.13%, 01/13/21(b)	4,132	4,048,451
3.38%, 05/12/21	6,130	6,040,073
4.10%, 01/13/26(b)	2,545	2,439,866
Deutsche Bank AG/London, 3.70%, 05/30/24	6,095	5,764,651
Deutsche Bank AG/New York NY
2.70%, 07/13/20	3,507	3,428,198
3.15%, 01/22/21	5,960	5,822,205
3.30%, 11/16/22	6,413	6,102,034
3.70%, 05/30/24	870	815,834
3.95%, 02/27/23	2,150	2,092,402
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	2,355	2,348,194
3.20%, 08/09/21 (Call 07/09/21)	128	126,760
3.35%, 02/06/23 (Call 01/06/23)	1,600	1,565,440
3.45%, 07/27/26 (Call 04/27/26)	4,320	4,069,440
4.20%, 08/08/23	6,700	6,770,149
4.25%, 03/13/26	925	917,905
7.00%, 04/15/20	500	525,185
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	1,375	1,331,110
2.88%, 07/27/20 (Call 06/27/20)	2,984	2,968,244
3.50%, 03/15/22 (Call 02/15/22)	4,478	4,491,121
3.95%, 03/14/28 (Call 02/14/28)	2,433	2,419,351
4.30%, 01/16/24 (Call 12/16/23)	613	623,157
8.25%, 03/01/38	3,469	4,795,372
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	1,285	1,268,770
2.20%, 10/30/20 (Call 09/30/20)	500	489,970
2.25%, 06/14/21 (Call 05/14/21)	1,800	1,753,830
2.88%, 10/01/21 (Call 09/01/21)	4,275	4,213,440
3.35%, 07/26/21 (Call 06/26/21)	1,300	1,301,027
3.85%, 03/15/26 (Call 02/15/26)	6,010	5,915,162
3.95%, 07/28/25 (Call 06/28/25)	1,700	1,714,008
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	4,750	4,594,200
4.38%, 08/01/46 (Call 02/01/46)	2,000	1,891,940
4.63%, 02/13/47	2,000	1,947,640
First Tennessee Bank N.A., 2.95%, 12/01/19 (Call 11/01/19)	1,500	1,496,640
FirstMerit Bank N.A./Akron OH, 4.27%, 11/25/26	1,000	988,580
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	845	848,050
Goldman Sachs Capital I, 6.35%, 02/15/34	5,671	6,680,778
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	1,852	1,838,147
2.35%, 11/15/21 (Call 11/15/20)	7,711	7,471,959
2.55%, 10/23/19	7,520	7,492,326
2.60%, 04/23/20 (Call 03/23/20)	7,850	7,786,886
2.60%, 12/27/20 (Call 12/27/19)	6,223	6,137,123
2.63%, 04/25/21 (Call 03/25/21)	1,630	1,600,171
2.75%, 09/15/20 (Call 08/15/20)	7,960	7,887,644
2.88%, 02/25/21 (Call 01/25/21)	4,607	4,568,762
2.88%, 10/31/22 (Call 10/31/21)(a)(e)	8,356	8,186,624
2.91%, 06/05/23 (Call 06/05/22)(a)(e)	925	899,193
2.91%, 07/24/23 (Call 07/24/22)(a)(e)	3,550	3,446,340
3.00%, 04/26/22 (Call 04/26/21)	9,050	8,888,457
3.20%, 02/23/23 (Call 01/23/23)	1,350	1,326,821
3.27%, 09/29/25 (Call 09/29/24)(a)(e)	4,600	4,419,220

Security	Par (000)	Value

Banks (continued)
3.50%, 01/23/25 (Call 10/23/24)	$9,270	$9,027,219
3.50%, 11/16/26 (Call 11/16/25)	5,647	5,384,753
3.63%, 01/22/23	8,313	8,303,274
3.69%, 06/05/28 (Call 06/05/27)(a)(e)	6,305	6,031,615
3.75%, 05/22/25 (Call 02/22/25)	11,043	10,887,404
3.75%, 02/25/26 (Call 11/25/25)	5,003	4,898,237
3.81%, 04/23/29 (Call 04/23/28)(a)(e)	2,323	2,221,880
3.85%, 07/08/24 (Call 04/08/24)	10,425	10,410,718
3.85%, 01/26/27 (Call 01/26/26)	8,330	8,124,166
4.00%, 03/03/24	4,845	4,890,543
4.02%, 10/31/38 (Call 10/31/37)(a)(e)	6,035	5,624,741
4.22%, 05/01/29 (Call 05/01/28)(a)(e)	5,213	5,163,894
4.25%, 10/21/25	7,938	7,898,866
4.41%, 04/23/39 (Call 04/23/38)(a)(e)	6,000	5,880,900
4.75%, 10/21/45 (Call 04/21/45)	4,989	5,078,004
4.80%, 07/08/44 (Call 01/08/44)	5,066	5,190,522
5.15%, 05/22/45	7,995	8,190,078
5.25%, 07/27/21	5,087	5,336,670
5.38%, 03/15/20	9,725	10,043,299
5.75%, 01/24/22	10,846	11,596,109
5.95%, 01/15/27	2,981	3,291,441
6.13%, 02/15/33	7,141	8,276,562
6.25%, 02/01/41	6,652	8,023,576
6.45%, 05/01/36	2,405	2,838,862
6.75%, 10/01/37	13,618	16,481,321
Series D, 6.00%, 06/15/20	9,187	9,624,026
HSBC Bank USA N.A.
4.88%, 08/24/20	4,750	4,888,652
7.00%, 01/15/39	1,500	1,958,430
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	500	561,310
5.88%, 11/01/34	3,500	4,018,035
HSBC Holdings PLC
2.65%, 01/05/22	3,525	3,427,780
2.95%, 05/25/21	5,745	5,681,920
3.26%, 03/13/23 (Call 03/13/22)(a)(e)	5,230	5,165,671
3.40%, 03/08/21	4,865	4,867,238
3.60%, 05/25/23	4,742	4,720,993
3.90%, 05/25/26	4,600	4,537,348
3.95%, 05/18/24 (Call 05/18/23)(a)(e)	1,505	1,507,017
4.00%, 03/30/22	8,471	8,616,532
4.04%, 03/13/28 (Call 03/13/27)(a)(e)	3,370	3,303,881
4.25%, 03/14/24	11,367	11,409,172
4.25%, 08/18/25	4,570	4,552,451
4.30%, 03/08/26	6,415	6,496,214
4.38%, 11/23/26	4,480	4,454,867
4.58%, 06/19/29 (Call 06/19/28)(a)(e)	6,065	6,160,706
4.88%, 01/14/22	150	156,492
5.10%, 04/05/21	7,114	7,404,820
5.25%, 03/14/44	4,730	4,987,548
6.10%, 01/14/42	4,121	5,040,890
6.50%, 05/02/36	5,731	6,841,782
6.50%, 09/15/37	11,146	13,355,137
6.80%, 06/01/38	2,570	3,184,281
7.63%, 05/17/32	675	861,057
HSBC USA Inc.
2.35%, 03/05/20	6,410	6,343,015
2.38%, 11/13/19	2,470	2,454,241
2.75%, 08/07/20	8,060	8,004,064

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 06/23/24	$8,500	$8,401,060
5.00%, 09/27/20	3,170	3,263,039
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	2,144	2,061,220
3.15%, 03/14/21 (Call 02/14/21)	2,946	2,933,421
4.00%, 05/15/25 (Call 04/15/25)	800	803,704
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	1,035	1,023,201
2.40%, 04/01/20 (Call 03/01/20)	750	740,955
2.50%, 08/07/22 (Call 07/07/22)	3,300	3,175,227
2.88%, 08/20/20 (Call 07/20/20)	1,500	1,488,720
3.25%, 05/14/21 (Call 04/14/21)	1,945	1,940,157
3.55%, 10/06/23 (Call 09/06/23)	2,000	1,994,320
Industrial &Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	5,550	5,341,375
2.96%, 11/08/22	250	242,700
3.23%, 11/13/19	7,000	6,982,220
3.54%, 11/08/27	600	572,322
ING Groep NV
3.15%, 03/29/22	2,975	2,931,892
3.95%, 03/29/27	8,387	8,253,060
Intesa Sanpaolo SpA, 5.25%, 01/12/24	2,387	2,361,674
JPMorgan Chase & Co.
2.20%, 10/22/19	7,943	7,887,876
2.25%, 01/23/20 (Call 12/23/19)	5,841	5,784,401
2.30%, 08/15/21 (Call 08/15/20)	5,340	5,202,121
2.40%, 06/07/21 (Call 05/07/21)	3,425	3,354,650
2.55%, 10/29/20 (Call 09/29/20)	8,075	7,978,423
2.55%, 03/01/21 (Call 02/01/21)	4,385	4,316,989
2.70%, 05/18/23 (Call 03/18/23)	3,605	3,481,276
2.75%, 06/23/20 (Call 05/23/20)	9,815	9,760,036
2.78%, 04/25/23 (Call 04/25/22)(a)(e)	2,480	2,416,487
2.95%, 10/01/26 (Call 07/01/26)	6,535	6,114,669
2.97%, 01/15/23 (Call 01/15/22)	5,965	5,839,974
3.13%, 01/23/25 (Call 10/23/24)	5,213	5,027,886
3.20%, 01/25/23	7,470	7,390,818
3.20%, 06/15/26 (Call 03/15/26)	6,656	6,360,407
3.22%, 03/01/25 (Call 03/01/24)(a)(e)	450	437,756
3.25%, 09/23/22	8,380	8,341,284
3.30%, 04/01/26 (Call 01/01/26)	12,064	11,625,836
3.38%, 05/01/23	3,145	3,091,346
3.51%, 06/18/22 (Call 06/18/21)(a)(e)	2,600	2,608,190
3.51%, 01/23/29 (Call 01/23/28)(a)(e)	5,610	5,350,706
3.54%, 05/01/28 (Call 05/01/27)(a)(e)	2,900	2,784,725
3.56%, 04/23/24 (Call 04/23/23)(a)(e)	8,000	7,962,160
3.63%, 05/13/24	4,560	4,551,974
3.63%, 12/01/27 (Call 12/01/26)	4,431	4,214,191
3.78%, 02/01/28 (Call 02/01/27)(a)(e)	6,450	6,312,099
3.80%, 07/23/24 (Call 07/23/23)(a)(e)	4,000	4,015,840
3.88%, 02/01/24	6,350	6,436,296
3.88%, 09/10/24	8,930	8,871,241
3.88%, 07/24/38 (Call 07/24/37)(a)(e)	2,777	2,610,380
3.90%, 07/15/25 (Call 04/15/25)	6,169	6,208,543
3.90%, 01/23/49 (Call 01/23/48)(a)(e)	725	664,825
3.96%, 11/15/48 (Call 11/15/47)(a)(e)	6,085	5,654,790
4.01%, 04/23/29 (Call 04/23/28)(a)(e)	10,805	10,695,437
4.03%, 07/24/48 (Call 07/24/47)(a)(e)	3,620	3,376,808
4.13%, 12/15/26	5,569	5,562,874
4.20%, 07/23/29 (Call 07/23/28)(a)(e)	4,745	4,770,955

Security	Par (000)	Value

Banks (continued)
4.25%, 10/15/20	$13,230	$13,503,993
4.25%, 10/01/27	10,840	10,841,192
4.26%, 02/22/48 (Call 02/22/47)(a)(e)	1,600	1,547,872
4.35%, 08/15/21	6,240	6,428,698
4.40%, 07/22/20	7,550	7,732,332
4.50%, 01/24/22	16,282	16,864,570
4.63%, 05/10/21	6,708	6,945,933
4.85%, 02/01/44	11,025	11,703,699
4.95%, 03/25/20	1,585	1,630,981
4.95%, 06/01/45	5,535	5,858,687
5.40%, 01/06/42	2,842	3,222,544
5.50%, 10/15/40	5,661	6,448,105
5.60%, 07/15/41	4,342	5,038,500
5.63%, 08/16/43	6,071	6,872,615
6.40%, 05/15/38	1,950	2,452,554
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	2,460	2,431,169
2.60%, 02/01/21 (Call 02/01/20)(a)(e)	3,000	2,978,520
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	2,747	2,713,075
2.30%, 09/14/22	1,850	1,772,522
2.40%, 06/09/22	2,000	1,930,660
2.50%, 12/15/19	100	99,506
2.50%, 11/22/21	2,435	2,374,807
3.30%, 06/01/25	420	409,004
3.38%, 03/07/23	350	349,311
3.40%, 05/20/26	120	114,694
KeyCorp.
2.90%, 09/15/20	2,412	2,397,383
5.10%, 03/24/21	3,385	3,536,648
KfW
0.00%, 04/18/36(f)	4,750	2,743,362
0.00%, 06/29/37(f)	2,050	1,141,153
1.25%, 09/30/19	13,930	13,735,259
1.50%, 09/09/19	1,050	1,038,818
1.50%, 04/20/20	13,065	12,811,147
1.50%, 06/15/21	16,500	15,914,085
1.63%, 05/29/20	13,270	13,020,259
1.63%, 03/15/21	22,405	21,754,135
1.75%, 10/15/19	1,100	1,089,781
1.75%, 03/31/20	8,650	8,522,412
1.75%, 09/15/21	700	677,691
1.88%, 06/30/20	18,600	18,312,444
1.88%, 11/30/20	2,050	2,009,677
1.88%, 12/15/20	5,575	5,461,772
2.00%, 11/30/21	5,000	4,865,200
2.00%, 09/29/22	2,244	2,166,919
2.00%, 10/04/22	4,429	4,276,377
2.00%, 05/02/25	19,030	17,946,812
2.13%, 03/07/22	10,595	10,330,019
2.13%, 06/15/22(b)	8,750	8,510,512
2.13%, 01/17/23	15,520	15,031,896
2.38%, 08/25/21(b)	4,975	4,908,982
2.38%, 12/29/22	13,895	13,593,201
2.50%, 11/20/24	21,415	20,874,485
2.63%, 04/12/21	6,500	6,466,915
2.63%, 01/25/22(b)	8,225	8,160,434
2.75%, 09/08/20	15,221	15,215,064
2.75%, 10/01/20	3,020	3,017,826

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 04/03/28(b)	$325	$322,621
4.00%, 01/27/20	7,875	8,013,994
Korea Development Bank (The)
1.38%, 09/12/19	200	196,930
2.50%, 03/11/20	3,950	3,908,367
2.50%, 01/13/21	850	831,836
2.75%, 03/19/23	2,000	1,925,220
3.00%, 09/14/22	915	896,133
3.00%, 01/13/26	3,750	3,552,187
3.38%, 09/16/25	1,700	1,654,525
3.75%, 01/22/24	1,500	1,504,020
4.63%, 11/16/21	4,280	4,420,726
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	7,050	6,432,208
2.00%, 01/13/25	6,768	6,389,127
2.25%, 10/01/21	925	908,554
2.38%, 06/10/25(b)	9,950	9,587,820
Series 29, 1.38%, 10/23/19	1,210	1,192,903
Series 36, 2.00%, 12/06/21	5,750	5,594,750
Series 37, 2.50%, 11/15/27(b)	1,896	1,817,714
Lloyds Bank PLC
2.70%, 08/17/20	4,000	3,959,000
3.30%, 05/07/21	2,000	1,999,080
6.38%, 01/21/21	388	414,279
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)(e)	2,150	2,055,357
3.00%, 01/11/22	6,800	6,652,984
3.10%, 07/06/21	3,072	3,034,829
3.57%, 11/07/28 (Call 11/07/27)(a)(e)	4,300	3,970,491
3.75%, 01/11/27	4,525	4,304,316
4.05%, 08/16/23	3,000	2,995,080
4.34%, 01/09/48	6,455	5,697,054
4.38%, 03/22/28	210	207,337
4.45%, 05/08/25	2,930	2,951,096
4.50%, 11/04/24	10,215	10,148,194
4.55%, 08/16/28	3,000	2,984,040
4.58%, 12/10/25	600	592,560
4.65%, 03/24/26	5,941	5,881,887
5.30%, 12/01/45	2,850	2,908,254
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,005	1,006,065
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	1,010	988,770
2.10%, 02/06/20 (Call 01/06/20)	5,000	4,939,400
2.50%, 05/18/22 (Call 04/18/22)	2,000	1,939,260
2.63%, 01/25/21 (Call 12/25/20)	1,850	1,822,972
2.90%, 02/06/25 (Call 01/06/25)	1,250	1,202,938
3.40%, 08/17/27	1,200	1,166,916
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	3,050	2,940,688
2.53%, 09/13/23	780	740,672
2.67%, 07/25/22	5,606	5,436,418
2.76%, 09/13/26	1,700	1,569,491
2.95%, 03/01/21	6,838	6,769,962
3.00%, 02/22/22	683	671,874
3.29%, 07/25/27	2,200	2,103,222
3.46%, 03/02/23	1,955	1,945,792
3.54%, 07/26/21	505	507,121
3.68%, 02/22/27	1,750	1,723,680
3.76%, 07/26/23	2,500	2,517,525
3.78%, 03/02/25	1,575	1,577,095

Security	Par (000)	Value

Banks (continued)
3.85%, 03/01/26	$12,315	$12,289,015
3.96%, 03/02/28	3,100	3,104,991
4.29%, 07/26/38	1,000	1,016,190
Mizuho Financial Group Inc.
2.27%, 09/13/21	2,820	2,720,962
2.60%, 09/11/22	2,700	2,601,774
2.84%, 09/13/26	1,910	1,767,724
2.95%, 02/28/22	3,120	3,058,349
3.17%, 09/11/27	2,500	2,357,325
3.55%, 03/05/23	2,100	2,091,726
3.66%, 02/28/27	2,670	2,618,736
4.02%, 03/05/28	2,100	2,116,674
Morgan Stanley
2.50%, 04/21/21	10,249	10,035,616
2.63%, 11/17/21	7,890	7,702,928
2.65%, 01/27/20	7,418	7,377,498
2.75%, 05/19/22	7,200	7,022,736
2.80%, 06/16/20	11,565	11,499,658
3.13%, 01/23/23	5,376	5,282,243
3.13%, 07/27/26	9,450	8,853,138
3.59%, 07/22/28 (Call 07/22/27)(a)(e)	4,157	3,960,914
3.63%, 01/20/27	6,155	5,930,650
3.70%, 10/23/24	6,372	6,325,548
3.74%, 04/24/24 (Call 04/24/23)(a)(e)	9,415	9,391,557
3.75%, 02/25/23	4,517	4,544,418
3.77%, 01/24/29 (Call 01/24/28)(a)(e)	5,017	4,839,448
3.88%, 01/27/26	5,769	5,695,214
3.95%, 04/23/27	7,895	7,608,885
3.97%, 07/22/38 (Call 07/22/37)(a)(e)	4,180	3,932,293
4.00%, 07/23/25	7,599	7,615,338
4.10%, 05/22/23	5,900	5,948,911
4.30%, 01/27/45	6,355	6,134,037
4.35%, 09/08/26	5,943	5,915,246
4.38%, 01/22/47	5,835	5,715,674
4.46%, 04/22/39 (Call 04/22/38)(a)(e)	3,040	3,033,859
4.88%, 11/01/22	11,141	11,610,148
5.00%, 11/24/25	4,730	4,920,193
5.50%, 01/26/20	4,145	4,281,453
5.50%, 07/24/20	8,840	9,209,335
5.50%, 07/28/21	4,962	5,249,449
5.63%, 09/23/19	9,250	9,508,167
5.75%, 01/25/21	5,555	5,862,803
6.25%, 08/09/26	2,501	2,833,383
6.38%, 07/24/42	9,749	12,155,053
7.25%, 04/01/32	2,310	2,957,678
Series F, 3.88%, 04/29/24	13,900	13,965,886
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	663	655,674
3.00%, 02/10/25 (Call 01/10/25)	3,475	3,335,861
National Australia Bank Ltd./New York
1.88%, 07/12/21	615	590,763
2.13%, 05/22/20	650	639,535
2.25%, 01/10/20	2,000	1,980,700
2.50%, 01/12/21	2,695	2,646,840
2.50%, 05/22/22	6,100	5,889,977
2.50%, 07/12/26	4,825	4,388,337
2.63%, 07/23/20	3,750	3,712,125
2.63%, 01/14/21	2,100	2,068,500
2.80%, 01/10/22	2,105	2,062,142
2.88%, 04/12/23	250	242,465

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 01/20/23	$2,850	$2,787,927
3.38%, 01/14/26	1,110	1,081,418
3.63%, 06/20/23	1,500	1,503,090
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	1,000	981,960
2.20%, 11/02/20 (Call 10/02/20)	4,680	4,569,458
Natwest Markets PLC,
5.63%, 08/24/20	775	803,590
Northern Trust Corp.
2.38%, 08/02/22	2,035	1,971,874
3.38%, 08/23/21	1,949	1,960,246
3.38%, 05/08/32 (Call 05/08/27)(a)(e)	50	47,144
3.45%, 11/04/20	285	287,881
3.95%, 10/30/25	3,300	3,367,089
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	5,250	5,150,197
1.50%, 10/21/20	7,865	7,651,151
1.75%, 01/24/20	1,405	1,386,651
1.88%, 01/20/21	1,325	1,295,797
2.38%, 10/01/21	4,895	4,820,939
2.88%, 03/13/23	2,000	1,995,640
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)(g)	3,340	3,255,865
2.30%, 06/01/20 (Call 05/02/20)(g)	3,100	3,058,863
2.40%, 10/18/19 (Call 09/18/19)(g)	1,500	1,494,300
2.45%, 11/05/20 (Call 10/06/20)(g)	2,800	2,760,380
2.45%, 07/28/22 (Call 06/28/22)(g)	350	339,115
2.50%, 01/22/21 (Call 12/23/20)(g)	350	344,558
2.55%, 12/09/21 (Call 11/09/21)(g)	500	488,395
2.60%, 07/21/20 (Call 06/21/20)(g)	350	346,983
2.63%, 02/17/22 (Call 01/18/22)(g)	150	146,745
2.70%, 11/01/22 (Call 10/01/22)(g)	5,760	5,575,910
2.95%, 01/30/23 (Call 12/30/22)(g)	1,500	1,462,035
2.95%, 02/23/25 (Call 01/24/25)(g)	710	683,780
3.10%, 10/25/27 (Call 09/25/27)(g)	1,550	1,478,638
3.25%, 06/01/25 (Call 05/02/25)(g)	805	788,377
3.25%, 01/22/28 (Call 12/23/27)(g)	795	764,854
3.30%, 10/30/24 (Call 09/30/24)(g)	1,500	1,476,990
3.80%, 07/25/23 (Call 06/25/23)(g)	7,288	7,342,952
4.20%, 11/01/25 (Call 10/02/25)(g)	6,000	6,181,200
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(g)	816	782,756
3.90%, 04/29/24 (Call 03/29/24)(g)	3,185	3,195,829
4.38%, 08/11/20(g)	2,762	2,824,394
RBC USA Holdco Corp., 5.25%, 09/15/20	4,775	4,963,087
Regions Bank/Birmingham AL, 6.45%, 06/26/37	1,540	1,828,396
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	3,125	3,032,375
3.20%, 02/08/21 (Call 01/08/21)	1,996	1,989,593
3.80%, 08/14/23 (Call 07/14/23)	2,500	2,505,325
7.38%, 12/10/37	1,800	2,340,900
Royal Bank of Canada
2.13%, 03/02/20	2,965	2,930,843
2.15%, 03/06/20	5,335	5,268,046
2.15%, 10/26/20	8,210	8,048,756
2.35%, 10/30/20	1,453	1,430,391
2.50%, 01/19/21	4,070	4,012,206
2.75%, 02/01/22	3,790	3,730,270
3.20%, 04/30/21	5,750	5,752,357
4.65%, 01/27/26	2,876	2,958,167

Security	Par (000)	Value

Banks (continued)
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)(e)	$525	$511,413
3.88%, 09/12/23	7,225	7,047,482
4.52%, 06/25/24 (Call 06/25/23)(a)(e)	7,835	7,854,823
4.80%, 04/05/26	5,100	5,170,023
4.89%, 05/18/29 (Call 05/18/28)(a)(e)	6,500	6,519,565
6.40%, 10/21/19	450	464,738
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	2,425	2,397,792
3.40%, 01/18/23 (Call 12/18/22)	1,250	1,216,425
3.70%, 03/28/22 (Call 02/28/22)	2,575	2,554,065
4.40%, 07/13/27 (Call 04/14/27)	2,200	2,138,202
4.50%, 07/17/25 (Call 04/17/25)	4,095	4,086,769
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,525	2,493,766
2.88%, 08/05/21	3,600	3,518,496
3.13%, 01/08/21	5,160	5,105,304
3.37%, 01/05/24 (Call 01/05/23)(a)(e)	200	193,372
3.57%, 01/10/23 (Call 01/10/22)	3,170	3,103,367
3.82%, 11/03/28 (Call 11/03/27)(a)(e)	2,800	2,607,724
Santander UK PLC
2.13%, 11/03/20	200	194,970
2.35%, 09/10/19	1,280	1,273,331
2.38%, 03/16/20	4,151	4,102,101
2.50%, 01/05/21	2,975	2,919,070
3.40%, 06/01/21	2,000	2,000,140
4.00%, 03/13/24	4,326	4,387,732
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	1,750	1,724,783
1.88%, 09/13/21	2,600	2,488,330
2.30%, 03/11/20	3,000	2,962,410
2.63%, 03/15/21	2,350	2,311,672
2.80%, 03/11/22	2,750	2,702,452
State Street Corp.
1.95%, 05/19/21	4,721	4,579,228
2.55%, 08/18/20	2,630	2,609,775
2.65%, 05/15/23 (Call 05/15/22)(a)(e)	1,470	1,432,295
2.65%, 05/19/26	3,123	2,931,810
3.10%, 05/15/23	3,466	3,420,006
3.30%, 12/16/24	4,195	4,156,951
3.55%, 08/18/25	4,969	4,983,907
3.70%, 11/20/23	3,063	3,106,985
4.38%, 03/07/21	1,685	1,735,314
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	11,200	11,097,520
2.45%, 10/20/20	1,000	982,590
2.51%, 01/17/20	3,250	3,221,985
2.65%, 07/23/20	2,500	2,472,200
3.20%, 07/18/22	250	247,363
3.65%, 07/23/25	3,000	2,986,770
3.95%, 01/10/24	3,000	3,050,850
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	5,135	4,946,135
2.44%, 10/19/21	3,000	2,909,070
2.63%, 07/14/26	4,264	3,900,750
2.78%, 07/12/22	10,174	9,908,459
2.78%, 10/18/22	2,300	2,231,391
2.85%, 01/11/22	2,185	2,140,098
2.93%, 03/09/21	10,650	10,538,814
3.01%, 10/19/26	1,990	1,868,729

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.10%, 01/17/23	$3,190	$3,130,283
3.35%, 10/18/27(b)	2,000	1,917,600
3.36%, 07/12/27	154	147,886
3.45%, 01/11/27	250	242,103
3.54%, 01/17/28	3,100	3,016,176
3.75%, 07/19/23	1,000	1,006,740
3.78%, 03/09/26	4,875	4,844,239
3.94%, 07/19/28	3,000	3,008,670
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	1,879	1,858,726
2.45%, 08/01/22 (Call 07/01/22)	3,250	3,133,747
2.59%, 01/29/21 (Call 01/29/20)(a)(e)	2,500	2,478,675
3.00%, 02/02/23 (Call 01/02/23)	530	520,206
3.30%, 05/15/26 (Call 04/15/26)	1,000	950,210
3.50%, 08/02/22 (Call 08/02/21)(a)(e)	2,000	1,999,880
3.69%, 08/02/24 (Call 08/02/23)(a)(e)	1,790	1,787,566
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	4,939	4,821,402
2.90%, 03/03/21 (Call 02/03/21)	6,495	6,437,130
4.00%, 05/01/25 (Call 03/01/25)	1,620	1,635,341
SVB Financial Group, 3.50%, 01/29/25	1,980	1,925,095
Svenska Handelsbanken AB
1.50%, 09/06/19	1,250	1,233,250
1.88%, 09/07/21	2,500	2,396,300
2.40%, 10/01/20	8,150	8,012,428
2.45%, 03/30/21	3,180	3,116,464
3.35%, 05/24/21	2,455	2,459,345
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	500	481,195
3.65%, 05/24/21 (Call 04/24/21)	975	969,199
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,572	1,507,391
Toronto-Dominion Bank (The)
1.80%, 07/13/21	5,113	4,920,342
1.85%, 09/11/20	2,255	2,202,797
1.90%, 10/24/19	5,400	5,346,918
2.13%, 04/07/21	1,902	1,850,513
2.25%, 11/05/19	5,440	5,406,054
2.50%, 12/14/20	4,645	4,577,044
2.55%, 01/25/21	4,200	4,143,594
3.25%, 06/11/21	1,500	1,503,600
3.50%, 07/19/23	2,200	2,211,770
3.63%, 09/15/31 (Call 09/15/26)(a)(e)	2,625	2,494,065
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	5,560	5,466,703
2.95%, 07/15/22 (Call 06/15/22)	4,061	3,992,085
3.00%, 03/15/22 (Call 02/15/22)	5,100	5,062,158
3.10%, 04/27/26 (Call 03/27/26)	495	471,245
3.60%, 09/11/24 (Call 08/11/24)	3,440	3,430,815
3.70%, 01/30/24 (Call 12/29/23)	2,740	2,774,332
3.90%, 04/26/28 (Call 03/24/28)	2,000	2,040,280
4.13%, 05/24/21 (Call 04/23/21)	2,088	2,141,432
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,210	1,107,767
Series V, 2.63%, 01/24/22 (Call 12/23/21)	3,007	2,948,303
Series X, 3.15%, 04/27/27 (Call 03/27/27)	3,370	3,253,364
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	250	246,785
2.05%, 10/23/20 (Call 09/23/20)	3,000	2,938,680
2.13%, 10/28/19 (Call 09/28/19)	9,813	9,746,468
2.35%, 01/23/20 (Call 12/23/19)	1,000	992,130

Security	Par (000)	Value

Banks (continued)
2.80%, 01/27/25 (Call 12/27/24)	$2,050	$1,960,436
2.85%, 01/23/23 (Call 12/23/22)	500	490,335
UBS AG/Stamford CT 2.35%, 03/26/20	3,140	3,104,706
4.88%, 08/04/20	4,750	4,891,645
Wachovia Corp. 5.50%, 08/01/35	2,440	2,674,874
6.55%, 10/15/35	100	118,797
7.50%, 04/15/35	50	63,376
7.57%, 08/01/26(c)	6,375	7,718,085
Wells Fargo &Co. 2.10%, 07/26/21	9,673	9,344,989
2.50%, 03/04/21	14,496	14,221,301
2.55%, 12/07/20	7,410	7,319,376
2.60%, 07/22/20	3,090	3,061,943
2.63%, 07/22/22	7,738	7,489,301
3.00%, 01/22/21	4,314	4,294,242
3.00%, 02/19/25	6,565	6,268,656
3.00%, 04/22/26	4,355	4,090,042
3.00%, 10/23/26	3,900	3,644,667
3.07%, 01/24/23 (Call 01/24/22)	7,102	6,957,758
3.30%, 09/09/24	6,860	6,717,381
3.50%, 03/08/22	11,082	11,117,019
3.55%, 09/29/25	13,404	13,149,458
3.58%, 05/22/28 (Call 05/22/27)(a)(e)	8,180	7,888,792
3.90%, 05/01/45	8,030	7,516,080
4.10%, 06/03/26	8,013	7,958,191
4.13%, 08/15/23	7,445	7,565,386
4.30%, 07/22/27	12,721	12,750,386
4.40%, 06/14/46	5,299	5,011,423
4.48%, 01/16/24	2,439	2,520,072
4.60%, 04/01/21	9,805	10,116,407
4.65%, 11/04/44	6,238	6,111,930
4.75%, 12/07/46	3,231	3,231,097
4.90%, 11/17/45	6,299	6,382,462
5.38%, 02/07/35	497	562,271
5.38%, 11/02/43	4,993	5,369,372
5.61%, 01/15/44	8,725	9,727,415
Series M, 3.45%, 02/13/23	2,705	2,667,346
Series N, 2.15%, 01/30/20	5,646	5,582,765
Wells Fargo Bank N.A.
2.15%, 12/06/19	4,000	3,964,400
2.40%, 01/15/20	1,000	993,480
2.60%, 01/15/21	2,560	2,524,621
3.33%, 07/23/21 (Call 07/23/20)(a)(e)	6,000	6,007,440
3.55%, 08/14/23 (Call 07/14/23)	1,935	1,942,024
5.85%, 02/01/37	525	615,804
5.95%, 08/26/36	1,283	1,511,169
Wells Fargo Capital X, 5.95%, 12/01/86	3,971	4,277,085
Westpac Banking Corp.
2.00%, 08/19/21	2,598	2,502,705
2.10%, 05/13/21	3,205	3,106,831
2.15%, 03/06/20	4,100	4,044,199
2.30%, 05/26/20	3,075	3,033,856
2.50%, 06/28/22	2,750	2,656,445
2.60%, 11/23/20	3,476	3,431,890
2.65%, 01/25/21	3,376	3,329,681
2.70%, 08/19/26	2,800	2,586,500
2.75%, 01/11/23	250	242,640
2.80%, 01/11/22	2,920	2,863,469

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.85%, 05/13/26	$4,027	$3,768,547
3.05%, 05/15/20	350	350,098
3.35%, 03/08/27	6,173	5,942,130
3.40%, 01/25/28	3,270	3,160,291
3.65%, 05/15/23	2,100	2,114,826
4.32%, 11/23/31 (Call 11/23/26)(a)(e)	4,999	4,864,477
4.88%, 11/19/19	2,440	2,496,998
ZB N.A., 3.50%, 08/27/21	1,125	1,123,673

		3,428,932,349

Beverages — 0.7%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	3,568	3,450,970
2.65%, 02/01/21 (Call 01/01/21)	33,132	32,731,434
3.30%, 02/01/23 (Call 12/01/22)	18,722	18,565,110
3.65%, 02/01/26 (Call 11/01/25)	29,402	28,785,440
3.70%, 02/01/24	2,463	2,478,024
4.00%, 01/17/43	713	648,231
4.63%, 02/01/44	8,894	8,779,445
4.70%, 02/01/36 (Call 08/01/35)	17,790	18,076,597
4.90%, 02/01/46 (Call 08/01/45)	30,902	31,714,723
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	6,996	6,786,820
3.50%, 01/12/24 (Call 12/12/23)	2,550	2,541,075
3.75%, 01/15/22	4,285	4,351,375
3.75%, 07/15/42	3,040	2,697,696
4.00%, 04/13/28 (Call 01/13/28)	9,200	9,192,824
4.38%, 02/15/21	4,660	4,815,411
4.38%, 04/15/38 (Call 10/15/37)	1,745	1,709,350
4.44%, 10/06/48 (Call 04/06/48)	1,629	1,575,373
4.60%, 04/15/48 (Call 10/15/47)	9,530	9,386,097
4.75%, 04/15/58 (Call 10/15/57)	3,260	3,217,033
6.88%, 11/15/19	775	810,038
8.00%, 11/15/39	2,025	2,868,007
8.20%, 01/15/39	1,810	2,598,345
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	4,950	4,894,659
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,500	1,432,740
3.75%, 01/15/43 (Call 07/15/42)	295	281,533
4.50%, 07/15/45 (Call 01/15/45)	1,096	1,175,975
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	3,075	3,017,836
Coca-Cola Co. (The)
1.55%, 09/01/21	2,250	2,162,092
1.88%, 10/27/20	4,706	4,607,645
2.20%, 05/25/22(b)	3,095	3,007,442
2.25%, 09/01/26	1,760	1,608,253
2.45%, 11/01/20	4,465	4,427,449
2.50%, 04/01/23	749	729,519
2.55%, 06/01/26	2,575	2,412,286
2.88%, 10/27/25	3,147	3,038,334
2.90%, 05/25/27	3,000	2,859,570
3.15%, 11/15/20	2,047	2,060,142
3.20%, 11/01/23	4,496	4,495,416
3.30%, 09/01/21	2,975	3,009,361
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	2,288	2,283,218
5.25%, 11/26/43	1,250	1,393,162
Constellation Brands Inc.
2.00%, 11/07/19	550	543,125
2.65%, 11/07/22 (Call 10/07/22)	2,000	1,921,220

Security	Par (000)	Value

Beverages (continued)
2.70%, 05/09/22 (Call 04/09/22)	$25	$24,260
3.20%, 02/15/23 (Call 01/15/23)	2,780	2,717,005
3.50%, 05/09/27 (Call 02/09/27)	850	804,516
3.60%, 02/15/28 (Call 11/15/27)	2,497	2,361,488
3.70%, 12/06/26 (Call 09/06/26)	7,730	7,435,873
4.10%, 02/15/48 (Call 08/15/47)	395	347,632
4.25%, 05/01/23	3,096	3,156,651
4.50%, 05/09/47 (Call 11/09/46)	3,035	2,844,372
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	3,398	3,301,157
3.50%, 09/18/23 (Call 08/18/23)	1,000	1,008,070
3.88%, 05/18/28 (Call 02/18/28)	1,000	1,020,930
3.88%, 04/29/43 (Call 10/29/42)	1,320	1,299,817
4.83%, 07/15/20	1,425	1,471,768
5.88%, 09/30/36	1,315	1,584,917
Diageo Investment Corp.
2.88%, 05/11/22	675	666,752
4.25%, 05/11/42	2,112	2,169,996
7.45%, 04/15/35	1,025	1,422,075
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	2,790	2,458,129
3.13%, 12/15/23 (Call 10/15/23)	1,500	1,443,255
3.40%, 11/15/25 (Call 08/15/25)	1,200	1,139,004
3.43%, 06/15/27 (Call 03/15/27)	1,450	1,356,170
3.55%, 05/25/21(d)	5,000	5,012,250
4.06%, 05/25/23 (Call 04/25/23)(d)	1,385	1,393,075
4.42%, 05/25/25 (Call 03/25/25)(d)	790	799,764
4.42%, 12/15/46 (Call 06/15/46)	1,970	1,823,393
4.50%, 11/15/45 (Call 05/15/45)	2,375	2,209,391
4.60%, 05/25/28 (Call 02/25/28)(d)	1,655	1,679,411
5.09%, 05/25/48 (Call 11/25/47)(b)(d)	1,030	1,054,081
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	2,354	2,269,750
2.25%, 03/15/20 (Call 02/15/20)	1,290	1,272,108
3.00%, 07/15/26 (Call 04/15/26)	6,260	5,741,422
3.50%, 05/01/22	3,375	3,369,566
4.20%, 07/15/46 (Call 01/15/46)	3,996	3,575,541
5.00%, 05/01/42	3,645	3,683,491
PepsiCo Inc.
1.35%, 10/04/19	500	492,965
1.85%, 04/30/20 (Call 03/30/20)	1,725	1,698,504
2.15%, 10/14/20 (Call 09/14/20)	2,775	2,736,400
2.25%, 05/02/22 (Call 04/02/22)	2,625	2,553,101
2.38%, 10/06/26 (Call 07/06/26)	3,608	3,317,015
2.75%, 03/05/22	4,347	4,316,701
2.75%, 03/01/23	2,703	2,657,509
2.75%, 04/30/25 (Call 01/30/25)	4,285	4,134,854
2.85%, 02/24/26 (Call 11/24/25)	1,499	1,433,464
3.00%, 08/25/21	4,350	4,358,221
3.00%, 10/15/27 (Call 07/15/27)(b)	4,255	4,076,715
3.10%, 07/17/22 (Call 05/17/22)	1,945	1,946,984
3.13%, 11/01/20	1,813	1,822,355
3.45%, 10/06/46 (Call 04/06/46)	4,799	4,362,435
3.50%, 07/17/25 (Call 04/17/25)	1,205	1,214,507
3.60%, 03/01/24 (Call 12/01/23)	5,811	5,929,254
3.60%, 08/13/42	567	526,941
4.00%, 03/05/42	1,643	1,624,451
4.00%, 05/02/47 (Call 11/02/46)(b)	2,670	2,651,337
4.25%, 10/22/44 (Call 04/22/44)	405	415,526
4.45%, 04/14/46 (Call 10/14/45)	4,345	4,593,273

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.50%, 01/15/20	$2,790	$2,855,174
4.60%, 07/17/45 (Call 01/17/45)	2,214	2,404,825
4.88%, 11/01/40	880	972,699
5.50%, 01/15/40	797	955,627
Pepsi-Cola Metropolitan Bottling Co. Inc.
5.50%, 05/15/35	25	29,227
Series B, 7.00%, 03/01/29	6,356	8,144,833

		395,282,372

Biotechnology — 0.4%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	2,468	2,376,807
2.13%, 05/01/20 (Call 04/01/20)	745	734,257
2.20%, 05/11/20	4,230	4,177,590
2.25%, 08/19/23 (Call 06/19/23)	1,850	1,746,530
2.60%, 08/19/26 (Call 05/19/26)	4,790	4,389,077
2.65%, 05/11/22 (Call 04/11/22)	2,263	2,208,824
2.70%, 05/01/22 (Call 03/01/22)	500	488,460
3.13%, 05/01/25 (Call 02/01/25)	2,525	2,430,944
3.20%, 11/02/27 (Call 08/02/27)	1,510	1,430,378
3.45%, 10/01/20	1,380	1,389,977
3.63%, 05/15/22 (Call 02/15/22)	6,900	6,966,792
3.63%, 05/22/24 (Call 02/22/24)	5,414	5,455,038
3.88%, 11/15/21 (Call 08/15/21)	635	646,176
4.10%, 06/15/21 (Call 03/15/21)	2,273	2,320,710
4.40%, 05/01/45 (Call 11/01/44)	6,475	6,227,914
4.50%, 03/15/20	250	255,643
4.56%, 06/15/48 (Call 12/15/47)	4,568	4,513,321
4.66%, 06/15/51 (Call 12/15/50)	19,707	19,518,995
4.95%, 10/01/41	375	385,781
5.15%, 11/15/41 (Call 05/15/41)	375	396,146
5.75%, 03/15/40	50	56,831
6.38%, 06/01/37	200	239,040
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	4,090	4,081,206
3.60%, 06/23/22 (Call 04/23/22)	600	602,862
4.00%, 06/23/25 (Call 03/23/25)	9,033	9,129,834
5.25%, 06/23/45 (Call 12/23/44)	3,718	4,066,414
Biogen Inc.
2.90%, 09/15/20	3,668	3,656,262
3.63%, 09/15/22	2,975	2,998,592
4.05%, 09/15/25 (Call 06/15/25)	2,804	2,836,863
5.20%, 09/15/45 (Call 03/15/45)	6,455	6,926,925
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	2,005	2,066,132
Celgene Corp.
2.25%, 08/15/21	1,510	1,464,141
2.75%, 02/15/23 (Call 01/15/23)	1,000	963,470
2.88%, 08/15/20	1,225	1,218,704
2.88%, 02/19/21	1,350	1,336,635
3.25%, 08/15/22	7,050	6,978,231
3.25%, 02/20/23 (Call 01/20/23)	1,000	984,310
3.45%, 11/15/27 (Call 08/15/27)	3,190	3,000,737
3.55%, 08/15/22	3,118	3,118,499
3.63%, 05/15/24 (Call 02/15/24)	3,107	3,083,169
3.88%, 08/15/25 (Call 05/15/25)	5,294	5,222,319
3.90%, 02/20/28 (Call 11/20/27)	1,120	1,086,870
3.95%, 10/15/20	1,265	1,284,962
4.00%, 08/15/23	3,400	3,442,636
4.35%, 11/15/47 (Call 05/15/47)	75	68,688
4.55%, 02/20/48 (Call 08/20/47)	1,550	1,458,721
4.63%, 05/15/44 (Call 11/15/43)	2,610	2,472,479

Security	Par (000)	Value

Biotechnology (continued)
5.00%, 08/15/45 (Call 02/15/45)	$9,933	$9,873,998
5.25%, 08/15/43	500	515,310
Gilead Sciences Inc.
1.85%, 09/20/19	1,030	1,020,689
1.95%, 03/01/22 (Call 02/01/22)	1,880	1,802,093
2.35%, 02/01/20	2,070	2,054,144
2.50%, 09/01/23 (Call 07/01/23)	405	388,302
2.55%, 09/01/20	4,910	4,867,283
2.95%, 03/01/27 (Call 12/01/26)	3,910	3,669,027
3.25%, 09/01/22 (Call 07/01/22)	3,157	3,154,664
3.50%, 02/01/25 (Call 11/01/24)	3,053	3,018,257
3.65%, 03/01/26 (Call 12/01/25)	7,334	7,280,608
3.70%, 04/01/24 (Call 01/01/24)	3,424	3,455,912
4.00%, 09/01/36 (Call 03/01/36)	795	770,919
4.15%, 03/01/47 (Call 09/01/46)	5,485	5,262,967
4.40%, 12/01/21 (Call 09/01/21)	100	103,498
4.50%, 04/01/21 (Call 01/01/21)	2,475	2,551,205
4.50%, 02/01/45 (Call 08/01/44)	6,177	6,227,528
4.60%, 09/01/35 (Call 03/01/35)	1,515	1,573,737
4.75%, 03/01/46 (Call 09/01/45)	6,730	7,010,574
4.80%, 04/01/44 (Call 10/01/43)	6,020	6,296,679
5.65%, 12/01/41 (Call 06/01/41)	3,765	4,357,197

		217,159,483

Building Materials — 0.1%
CRH America Inc., 5.75%, 01/15/21	1,350	1,418,702
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	1,010	1,018,817
3.90%, 02/14/26 (Call 11/14/25)	932	925,979
4.25%, 03/01/21	3,200	3,262,560
4.50%, 02/15/47 (Call 08/15/46)	2,680	2,625,435
4.95%, 07/02/64 (Call 01/02/64)(c)	1,199	1,154,517
5.00%, 03/30/20	2,575	2,644,448
5.13%, 09/14/45 (Call 03/14/45)	1,530	1,631,684
5.70%, 03/01/41	615	666,408
6.00%, 01/15/36	313	361,790
Lafarge SA, 7.13%, 07/15/36	121	148,999
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	1,230	1,173,248
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	500	466,795
3.50%, 12/15/27 (Call 09/15/27)	750	698,573
4.25%, 12/15/47 (Call 06/15/47)	1,165	1,026,540
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	1,700	1,586,916
4.38%, 04/01/26 (Call 01/01/26)	235	235,085
4.45%, 04/01/25 (Call 01/01/25)	895	909,123
4.50%, 05/15/47 (Call 11/15/46)	300	265,698
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	665	618,044
4.20%, 12/15/22 (Call 09/15/22)	3,100	3,132,116
4.20%, 12/01/24 (Call 09/01/24)	200	199,580
4.30%, 07/15/47 (Call 01/15/47)	1,735	1,436,146
4.40%, 01/30/48 (Call 07/30/47)	275	231,019
7.00%, 12/01/36(b)	774	895,998
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	2,750	2,650,367
4.50%, 04/01/25 (Call 01/01/25)	1,405	1,425,204

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.50%, 06/15/47 (Call 12/15/46)	$1,155	$1,052,655
4.70%, 03/01/48 (Call 09/01/47)(d)	350	329,109

		34,191,555

Chemicals — 0.4%
Air Products & Chemicals Inc.
3.00%, 11/03/21	1,475	1,467,404
3.35%, 07/31/24 (Call 04/30/24)	1,250	1,244,113
Airgas Inc. 2.38%, 02/15/20 (Call 01/15/20)	1,475	1,458,819
2.90%, 11/15/22 (Call 08/15/22)	1,450	1,423,248
3.65%, 07/15/24 (Call 04/15/24)	135	135,138
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	5,780	5,861,267
5.45%, 12/01/44 (Call 06/01/44)	380	400,235
Braskem Finance Ltd., 6.45%, 02/03/24	3,500	3,644,375
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,200	1,128,216
3.70%, 07/15/22	370	369,082
Celanese U.S. Holdings LLC
4.63%, 11/15/22	5,375	5,520,071
5.88%, 06/15/21	2,000	2,112,520
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	6,996	6,853,352
3.50%, 10/01/24 (Call 07/01/24)	4,118	4,039,923
4.13%, 11/15/21 (Call 08/15/21)	5,562	5,674,575
4.25%, 11/15/20 (Call 08/15/20)	6,823	6,953,592
4.25%, 10/01/34 (Call 04/01/34)	3,775	3,651,444
4.38%, 11/15/42 (Call 05/15/42)	2,098	1,991,002
4.63%, 10/01/44 (Call 04/01/44)	3,305	3,281,832
5.25%, 11/15/41 (Call 05/15/41)	4,541	4,834,666
7.38%, 11/01/29	175	220,645
9.40%, 05/15/39	970	1,490,541
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	2,022	2,012,598
3.60%, 08/15/22 (Call 05/15/22)	5,743	5,763,158
3.80%, 03/15/25 (Call 12/15/24)	768	765,120
4.65%, 10/15/44 (Call 04/15/44)	2,355	2,310,491
5.50%, 11/15/19	1,600	1,646,768
EI du Pont de Nemours & Co.
2.20%, 05/01/20	1,606	1,586,696
2.80%, 02/15/23	5,256	5,130,276
3.63%, 01/15/21	455	460,355
4.15%, 02/15/43	3,676	3,462,498
4.25%, 04/01/21	300	308,103
4.63%, 01/15/20	2,595	2,656,164
4.90%, 01/15/41	900	936,072
5.60%, 12/15/36	25	28,155
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	452,826
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,703,842
International Flavors & Fragrances Inc.,
4.38%, 06/01/47 (Call 12/01/46)	2,225	2,043,440
Lubrizol Corp. (The), 6.50%, 10/01/34	212	273,949
LYB International Finance BV
4.00%, 07/15/23	4,650	4,682,689
4.88%, 03/15/44 (Call 09/15/43)	2,145	2,160,723
5.25%, 07/15/43	1,730	1,813,317
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	4,800	4,560,096

Security	Par (000)	Value

Chemicals (continued)
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	$3,063	$2,884,764
5.75%, 04/15/24 (Call 01/15/24)	3,975	4,328,218
6.00%, 11/15/21 (Call 08/17/21)	4,925	5,254,285
Methanex Corp.
3.25%, 12/15/19	25	24,899
4.25%, 12/01/24 (Call 09/01/24)	250	246,733
5.25%, 03/01/22	550	562,766
5.65%, 12/01/44 (Call 06/01/44)	2,414	2,348,725
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	2,530	2,533,871
4.05%, 11/15/27 (Call 08/15/27)	2,000	1,943,200
4.25%, 11/15/23 (Call 08/15/23)	4,835	4,906,751
5.45%, 11/15/33 (Call 05/15/33)	1,151	1,179,418
5.63%, 11/15/43 (Call 05/15/43)	2,183	2,234,344
NewMarket Corp., 4.10%, 12/15/22	100	100,973
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	2,055	1,904,101
3.15%, 10/01/22 (Call 07/01/22)	3,850	3,762,412
3.38%, 03/15/25 (Call 12/15/24)	2,015	1,912,940
3.50%, 06/01/23 (Call 03/01/23)	225	221,823
3.63%, 03/15/24 (Call 12/15/23)	2,746	2,686,796
4.00%, 12/15/26 (Call 09/15/26)(b)	2,550	2,486,607
4.13%, 03/15/35 (Call 09/15/34)	930	867,439
4.88%, 03/30/20	3,250	3,319,420
4.90%, 06/01/43 (Call 12/01/42)	805	806,087
5.25%, 01/15/45 (Call 07/15/44)	2,015	2,119,800
5.63%, 12/01/40	797	873,034
5.88%, 12/01/36	1,140	1,281,827
6.13%, 01/15/41 (Call 07/15/40)	890	1,015,793
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	1,225	1,214,514
3.20%, 03/15/23 (Call 02/15/23)	230	228,314
3.60%, 11/15/20	2,153	2,174,487
3.75%, 03/15/28 (Call 12/15/27)(b)	2,025	2,019,452
5.50%, 11/15/40	35	40,382
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,639,973
2.25%, 09/24/20	1,400	1,379,056
2.45%, 02/15/22 (Call 11/15/21)	2,288	2,238,442
2.65%, 02/05/25 (Call 11/05/24)	3,550	3,390,285
2.70%, 02/21/23 (Call 11/21/22)	1,200	1,173,936
3.00%, 09/01/21	260	260,065
3.20%, 01/30/26 (Call 10/30/25)	1,360	1,335,914
3.55%, 11/07/42 (Call 05/07/42)	794	747,861
4.05%, 03/15/21	1,485	1,520,001
Rohm & Haas Co., 7.85%, 07/15/29	350	454,818
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,195	1,183,337
3.75%, 03/15/27 (Call 12/15/26)	2,475	2,372,387
4.25%, 01/15/48 (Call 07/15/47)	2,075	1,856,959
5.25%, 06/01/45 (Call 12/01/44)	1,080	1,119,690
6.13%, 10/15/19	150	154,583
Sherwin-Williams Co. (The)
2.25%, 05/15/20	3,001	2,959,706
2.75%, 06/01/22 (Call 05/01/22)	2,484	2,418,398
3.13%, 06/01/24 (Call 04/01/24)	200	193,510
3.45%, 08/01/25 (Call 05/01/25)	1,235	1,192,751
3.45%, 06/01/27 (Call 03/01/27)	3,950	3,765,377
3.95%, 01/15/26 (Call 10/15/25)	625	621,925

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.00%, 12/15/42 (Call 06/15/42)	$265	$238,394
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,347,035
4.50%, 06/01/47 (Call 12/01/46)	2,922	2,830,658
Syngenta Finance NV, 3.13%, 03/28/22	2,875	2,802,262
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,450	1,435,196
3.60%, 08/15/26 (Call 05/15/26)	1,215	1,152,889
4.38%, 11/15/47 (Call 05/15/47)	1,550	1,426,775
5.00%, 08/15/46 (Call 02/15/46)	2,550	2,596,308

		212,806,062

Commercial Services — 0.2%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	2,660	2,632,469
3.38%, 09/15/25 (Call 06/15/25)	2,490	2,486,514
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	2,605	2,631,363
5.25%, 10/01/25 (Call 07/01/25)	3,350	3,392,042
5.50%, 11/01/22 (Call 05/01/22)	2,032	2,121,144
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	2,240	2,201,562
Boston University, 4.06%, 10/01/48 (Call 04/01/48)	342	347,752
California Institute of Technology, 4.70%, 11/01/11	1,000	1,041,060
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	360	383,389
Ecolab Inc.
2.25%, 01/12/20	1,140	1,127,756
2.38%, 08/10/22 (Call 07/10/22)	2,855	2,756,702
2.70%, 11/01/26 (Call 08/01/26)	1,805	1,684,606
3.25%, 01/14/23 (Call 11/14/22)	1,225	1,220,186
3.25%, 12/01/27 (Call 09/01/27)	525	506,672
3.70%, 11/01/46 (Call 05/01/46)	895	819,310
3.95%, 12/01/47 (Call 06/01/47)	3,666	3,542,529
4.35%, 12/08/21	2,344	2,424,540
5.50%, 12/08/41	272	321,425
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	880	848,769
3.30%, 12/15/22 (Call 09/15/22)	1,800	1,766,718
7.00%, 07/01/37	25	29,637
George Washington University (The)
4.87%, 09/15/45	1,000	1,128,500
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	2,493	2,525,733
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	700	702,961
4.75%, 08/01/28 (Call 05/01/28)	440	442,803
Massachusetts Institute of Technology
3.89%, 07/01/16	200	185,828
3.96%, 07/01/38	425	433,334
4.68%, 07/01/14	1,541	1,683,928
5.60%, 07/01/11	1,975	2,569,277
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	3,445	3,314,159
2.75%, 12/15/21 (Call 11/15/21)	655	642,142
3.25%, 06/07/21 (Call 05/07/21)	200	199,644
3.25%, 01/15/28 (Call 10/15/27)	6,515	6,191,465
4.50%, 09/01/22 (Call 06/01/22)	150	155,120
4.88%, 02/15/24 (Call 11/15/23)	3,995	4,203,259
5.50%, 09/01/20	1,500	1,566,030
Northwestern University
3.69%, 12/01/38	1,850	1,837,790
3.87%, 12/01/48	900	896,436
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,274	1,225,690

Security	Par (000)	Value

Commercial Services (continued)
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	$630	$561,847
3.30%, 07/15/56 (Call 01/15/56)	1,650	1,481,667
4.88%, 10/15/40	600	699,372
Princeton University, 5.70%, 03/01/39	2,200	2,803,416
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	1,645	1,537,269
3.30%, 08/14/20 (Call 07/14/20)	325	325,657
4.00%, 06/15/25 (Call 03/15/25)	5,500	5,557,145
4.40%, 02/15/26 (Call 11/15/25)	2,027	2,101,695
4.50%, 05/15/48 (Call 11/15/47)	1,000	1,022,160
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	1,291	1,285,720
3.80%, 04/01/21 (Call 03/01/21)	1,740	1,752,250
4.45%, 06/01/28 (Call 03/01/28)	775	785,982
4.80%, 04/01/26 (Call 01/01/26)	2,080	2,153,174
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	2,160	2,019,406
University of Southern California
3.03%, 10/01/39	2,170	1,972,204
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,500	1,519,470
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	1,075	1,068,099
4.13%, 09/12/22	2,157	2,194,014
5.50%, 06/15/45 (Call 12/15/44)	3,040	3,205,072
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	490	486,242
4.25%, 06/09/23 (Call 05/09/23)	100	100,408
5.25%, 04/01/20	950	976,173
6.20%, 11/17/36	1,740	1,739,582
6.20%, 06/21/40	635	639,204
William Marsh Rice University, 3.77%, 05/15/55	1,750	1,651,667

		103,829,139

Computers — 0.7%
Apple Inc.
1.55%, 02/07/20	7,850	7,722,908
1.55%, 08/04/21 (Call 07/04/21)	2,770	2,664,795
1.80%, 11/13/19	150	148,652
1.80%, 05/11/20	3,660	3,602,026
1.90%, 02/07/20	2,905	2,873,539
2.00%, 05/06/20	5,160	5,097,306
2.00%, 11/13/20	5,460	5,366,525
2.10%, 09/12/22 (Call 08/12/22)	1,125	1,085,231
2.15%, 02/09/22	1,250	1,215,213
2.25%, 02/23/21 (Call 01/23/21)	11,153	11,001,096
2.30%, 05/11/22 (Call 04/11/22)	3,850	3,755,752
2.40%, 01/13/23 (Call 12/13/22)	5,100	4,954,803
2.40%, 05/03/23	10,978	10,623,191
2.45%, 08/04/26 (Call 05/04/26)	8,015	7,444,813
2.50%, 02/09/22 (Call 01/09/22)	3,500	3,441,480
2.50%, 02/09/25	4,581	4,346,178
2.70%, 05/13/22	5,951	5,889,169
2.75%, 01/13/25 (Call 11/13/24)	5,157	4,974,339
2.85%, 05/06/21	8,732	8,716,632
2.85%, 02/23/23 (Call 12/23/22)	4,095	4,050,324
2.85%, 05/11/24 (Call 03/11/24)	2,648	2,586,831
2.90%, 09/12/27 (Call 06/12/27)	1,783	1,695,312
3.00%, 02/09/24 (Call 12/09/23)	2,395	2,365,182
3.00%, 06/20/27 (Call 03/20/27)	1,239	1,190,332
3.00%, 11/13/27 (Call 08/13/27)	5,347	5,133,762

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.20%, 05/13/25	$10,828	$10,716,580
3.20%, 05/11/27 (Call 02/11/27)	1,998	1,947,471
3.25%, 02/23/26 (Call 11/23/25)	8,554	8,422,354
3.35%, 02/09/27 (Call 11/09/26)	5,003	4,940,813
3.45%, 05/06/24	7,998	8,067,023
3.45%, 02/09/45	8,245	7,494,375
3.75%, 09/12/47 (Call 03/12/47)	749	710,913
3.75%, 11/13/47 (Call 05/13/47)	325	308,292
3.85%, 05/04/43	9,205	8,947,720
3.85%, 08/04/46 (Call 02/04/46)	2,937	2,836,731
4.25%, 02/09/47 (Call 08/09/46)	4,256	4,376,189
4.38%, 05/13/45	4,643	4,860,664
4.45%, 05/06/44	4,123	4,380,523
4.50%, 02/23/36 (Call 08/23/35)	7,412	8,069,889
4.65%, 02/23/46 (Call 08/23/45)	10,095	11,050,896
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(d)	9,130	9,285,119
5.45%, 06/15/23 (Call 04/15/23)(d)	7,175	7,546,234
6.02%, 06/15/26 (Call 03/15/26)(d)	13,750	14,567,987
8.10%, 07/15/36 (Call 01/15/36)(d)	3,265	3,855,410
8.35%, 07/15/46 (Call 01/15/46)(d)	6,915	8,518,934
DXC Technology Co.
2.88%, 03/27/20	165	163,815
4.25%, 04/15/24 (Call 02/15/24)	3,335	3,354,610
4.45%, 09/18/22	1,850	1,891,588
4.75%, 04/15/27 (Call 01/15/27)	2,580	2,645,816
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	3,770	3,797,709
4.40%, 10/15/22 (Call 08/15/22)	2,000	2,057,620
4.90%, 10/15/25 (Call 07/15/25)	10,795	11,121,441
6.20%, 10/15/35 (Call 04/15/35)	3,955	4,117,827
6.35%, 10/15/45 (Call 04/15/45)	4,119	4,255,462
HP Inc.
3.75%, 12/01/20	2,344	2,368,354
4.05%, 09/15/22	1,347	1,370,936
4.30%, 06/01/21	25	25,625
6.00%, 09/15/41	4,158	4,320,910
IBM Credit LLC
1.80%, 01/20/21	400	388,868
2.20%, 09/08/22	2,550	2,452,845
2.65%, 02/05/21	3,100	3,072,162
3.00%, 02/06/23	1,700	1,681,436
International Business Machines Corp.
1.63%, 05/15/20	3,800	3,722,708
1.88%, 08/01/22	3,830	3,643,326
1.90%, 01/27/20	2,100	2,074,758
2.25%, 02/19/21	2,300	2,263,499
2.50%, 01/27/22	1,300	1,273,103
2.88%, 11/09/22	3,550	3,496,147
2.90%, 11/01/21	2,925	2,908,708
3.30%, 01/27/27	2,750	2,707,045
3.38%, 08/01/23	4,730	4,750,386
3.45%, 02/19/26	4,405	4,376,852
3.63%, 02/12/24	7,785	7,879,354
4.00%, 06/20/42	4,716	4,633,046
4.70%, 02/19/46(b)	2,750	3,024,065
5.60%, 11/30/39	1,865	2,228,041
5.88%, 11/29/32	3,128	3,772,743
6.22%, 08/01/27	1,525	1,804,319
6.50%, 01/15/28	915	1,110,353

Security	Par (000)	Value

Computers (continued)
7.00%, 10/30/25	$1,705	$2,059,418
8.38%, 11/01/19	1,200	1,275,996
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	1,910	1,875,563
3.30%, 09/29/24 (Call 07/29/24)	300	287,616
3.38%, 06/15/21 (Call 04/15/21)	1,415	1,407,939
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	1,469	1,460,832
4.75%, 06/01/23	3,909	3,925,809
4.75%, 01/01/25	2,156	2,065,146
4.88%, 03/01/24 (Call 01/01/24)	1,340	1,321,655
4.88%, 06/01/27 (Call 03/01/27)	2,538	2,381,761
5.75%, 12/01/34 (Call 06/01/34)	2,540	2,305,279

		367,971,999
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
2.25%, 11/15/22	2,900	2,812,478
2.30%, 05/03/22	1,730	1,692,390
2.45%, 11/15/21	480	472,080
2.95%, 11/01/20	1,700	1,703,740
3.25%, 03/15/24	200	200,226
3.70%, 08/01/47 (Call 02/01/47)(b)	1,125	1,066,973
4.00%, 08/15/45	2,735	2,746,077
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	900	867,996
1.80%, 02/07/20	1,940	1,913,131
2.35%, 08/15/22	550	532,692
3.15%, 03/15/27 (Call 12/15/26)	1,425	1,382,849
4.15%, 03/15/47 (Call 09/15/46)	755	772,191
4.38%, 06/15/45 (Call 12/15/44)	2,491	2,620,955
6.00%, 05/15/37	1,550	1,917,195
Procter &Gamble Co. (The)
1.70%, 11/03/21	1,335	1,286,393
1.85%, 02/02/21	2,980	2,911,192
1.90%, 11/01/19	4,090	4,053,190
1.90%, 10/23/20	1,000	981,030
2.15%, 08/11/22	3,215	3,114,274
2.30%, 02/06/22	2,601	2,541,125
2.45%, 11/03/26	3,775	3,520,187
2.70%, 02/02/26	1,780	1,703,763
2.85%, 08/11/27	2,150	2,064,064
3.10%, 08/15/23	1,417	1,418,615
3.50%, 10/25/47	2,075	1,950,292
Series A, 9.36%, 01/01/21	111	119,852
Unilever Capital Corp.
1.38%, 07/28/21	2,265	2,158,273
1.80%, 05/05/20	3,985	3,915,183
2.00%, 07/28/26	3,050	2,734,721
2.20%, 05/05/22 (Call 04/05/22)	1,700	1,641,656
2.60%, 05/05/24 (Call 03/05/24)	1,750	1,683,693
2.90%, 05/05/27 (Call 02/05/27)	1,600	1,528,288
3.10%, 07/30/25	4,365	4,272,287
3.13%, 03/22/23 (Call 02/22/23)	650	645,788
3.38%, 03/22/25 (Call 01/22/25)(b)	900	898,794
3.50%, 03/22/28 (Call 12/22/27)(b)	150	150,221
4.25%, 02/10/21	2,770	2,847,837
5.90%, 11/15/32	1,515	1,870,449

		70,712,140

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	$1,775	$1,648,869
4.20%, 05/15/47 (Call 11/15/46)	2,340	2,347,020
4.60%, 06/15/45 (Call 12/15/44)	3,894	4,137,959

		8,133,848
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	2,975	2,879,800
3.50%, 05/26/22 (Call 04/26/22)	1,970	1,940,923
3.50%, 01/15/25 (Call 11/15/24)	1,500	1,428,075
3.65%, 07/21/27 (Call 04/21/27)	2,645	2,455,433
3.88%, 01/23/28 (Call 10/23/27)	1,800	1,691,334
3.95%, 02/01/22 (Call 01/01/22)	3,489	3,490,814
4.13%, 07/03/23 (Call 06/03/23)	2,000	1,996,600
4.25%, 07/01/20	2,460	2,490,356
4.45%, 10/01/25 (Call 08/01/25)	1,000	1,001,960
4.50%, 05/15/21	5,125	5,212,535
4.63%, 10/30/20	2,800	2,860,368
4.63%, 07/01/22	2,218	2,269,258
5.00%, 10/01/21	4,370	4,514,909
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,432,575
4.25%, 02/15/24	500	508,885
Air Lease Corp.
2.13%, 01/15/20	2,305	2,269,296
2.50%, 03/01/21	784	765,992
2.63%, 07/01/22 (Call 06/01/22)	2,339	2,249,884
2.75%, 01/15/23 (Call 12/15/22)(b)	1,435	1,369,980
3.00%, 09/15/23 (Call 07/15/23)	2,282	2,177,165
3.25%, 03/01/25 (Call 01/01/25)	358	336,921
3.38%, 06/01/21 (Call 05/01/21)	1,872	1,860,862
3.63%, 04/01/27 (Call 01/01/27)	1,697	1,595,401
3.63%, 12/01/27 (Call 09/01/27)	1,585	1,477,157
3.75%, 02/01/22 (Call 12/01/21)	2,640	2,648,290
3.88%, 04/01/21 (Call 03/01/21)	810	815,411
3.88%, 07/03/23 (Call 06/03/23)	1,500	1,494,255
4.25%, 09/15/24 (Call 06/15/24)	698	700,108
4.75%, 03/01/20	350	356,916
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	1,650	1,640,892
5.00%, 04/01/23	1,750	1,819,475
5.50%, 02/15/22	1,245	1,306,092
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	5,410	5,302,070
2.50%, 08/01/22 (Call 07/01/22)	2,817	2,714,264
2.65%, 12/02/22	1,905	1,840,973
3.00%, 10/30/24 (Call 09/29/24)	4,382	4,211,146
3.38%, 05/17/21 (Call 04/17/21)	4,000	4,014,720
3.40%, 02/27/23 (Call 01/27/23)	2,150	2,134,993
3.63%, 12/05/24 (Call 11/04/24)	2,580	2,557,554
4.05%, 12/03/42	5,996	5,948,152
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	1,657	1,635,906
2.20%, 03/03/20 (Call 02/01/20)	2,650	2,619,392
2.25%, 05/05/21 (Call 04/04/21)	6,297	6,146,250
2.38%, 05/26/20 (Call 04/25/20)	5,766	5,699,230
2.70%, 03/03/22 (Call 01/31/22)	3,450	3,371,926
3.30%, 05/03/27 (Call 04/03/27)	9,695	9,465,519
Series F, 2.60%, 09/14/20 (Call 08/14/20)	2,258	2,238,310

Security	Par (000)	Value

Diversified Financial Services (continued)
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	$2,794	$2,616,134
3.70%, 10/15/24	3,695	3,705,789
4.00%, 10/15/23	2,520	2,579,270
5.30%, 03/15/20	750	775,530
AXA Financial Inc., 7.00%, 04/01/28	50	57,288
BGC Partners Inc., 5.38%, 07/24/23(d)	1,000	1,003,080
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	1,400	1,339,674
4.25%, 06/02/26 (Call 03/02/26)	4,750	4,726,677
4.70%, 09/20/47 (Call 03/20/47)	210	202,556
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	1,962	1,956,173
Capital One Bank USA N.A., 3.38%, 02/15/23	4,010	3,923,183
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	1,095	1,061,953
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	2,766	2,691,595
3.00%, 03/10/25 (Call 12/10/24)	1,660	1,605,154
3.20%, 03/02/27 (Call 12/02/26)	1,520	1,469,810
3.20%, 01/25/28 (Call 10/25/27)	900	866,358
3.23%, 09/01/22	425	423,870
3.25%, 05/21/21 (Call 04/21/21)	1,105	1,108,127
3.45%, 02/13/26 (Call 11/13/25)	4,115	4,067,595
3.85%, 05/21/25 (Call 03/21/25)	1,000	1,017,290
4.45%, 07/22/20	155	159,022
CME Group Inc.
3.00%, 09/15/22	1,225	1,214,195
3.00%, 03/15/25 (Call 12/15/24)	2,866	2,787,758
3.75%, 06/15/28 (Call 03/15/28)	380	386,000
4.15%, 06/15/48 (Call 12/15/47)	270	275,295
5.30%, 09/15/43 (Call 03/15/43)	4,087	4,829,199
Credit Suisse USA Inc., 7.13%, 07/15/32.	6,162	7,943,989
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	3,945	3,801,402
3.85%, 11/21/22	1,919	1,911,554
3.95%, 11/06/24 (Call 08/06/24)	2,445	2,399,450
4.10%, 02/09/27 (Call 11/09/26)	1,915	1,859,178
5.20%, 04/27/22	2,629	2,739,076
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	1,300	1,264,666
3.80%, 08/24/27 (Call 05/24/27)	1,135	1,092,778
4.50%, 06/20/28 (Call 03/20/28)	1,875	1,898,156
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,750	2,674,622
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,686,722
2.85%, 03/30/25	640	611,680
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	19,605	19,202,509
3.37%, 11/15/25	17,908	17,309,873
4.42%, 11/15/35	26,271	25,328,397
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	2,235	2,189,518
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	2,450	2,362,559
2.75%, 12/01/20 (Call 11/01/20)	3,713	3,686,192
3.10%, 09/15/27 (Call 06/15/27)(b)	2,275	2,167,711
3.45%, 09/21/23 (Call 08/21/23)	770	771,856
3.75%, 12/01/25 (Call 09/01/25)	5,015	5,055,922

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 09/21/28 (Call 06/21/28)	$265	$265,511
4.00%, 10/15/23	2,690	2,760,720
International Lease Finance Corp.
4.63%, 04/15/21	1,190	1,217,465
5.88%, 08/15/22	3,455	3,684,343
8.25%, 12/15/20	4,024	4,420,807
8.63%, 01/15/22	1,320	1,511,624
Invesco Finance PLC
3.13%, 11/30/22	2,500	2,473,125
3.75%, 01/15/26	295	294,024
4.00%, 01/30/24	3,650	3,687,230
5.38%, 11/30/43	190	214,970
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	3,415	3,514,240
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	3,025	3,144,669
Jefferies Group LLC
5.13%, 01/20/23	1,226	1,277,431
6.25%, 01/15/36	2,275	2,357,014
6.45%, 06/08/27	1,235	1,343,050
6.50%, 01/20/43	2,169	2,269,425
6.88%, 04/15/21	1,115	1,200,922
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	650	592,189
4.85%, 01/15/27	2,390	2,371,262
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,900	1,802,188
3.75%, 02/13/25	1,970	1,916,258
4.25%, 11/14/20	1,157	1,177,953
Legg Mason Inc.
3.95%, 07/15/24	565	561,248
4.75%, 03/15/26	2,283	2,350,737
5.63%, 01/15/44	2,140	2,196,560
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	1,260	1,222,805
2.95%, 11/21/26 (Call 08/21/26)	1,538	1,479,587
3.38%, 04/01/24	5,265	5,292,904
3.50%, 02/26/28 (Call 11/26/27)	1,190	1,192,154
3.80%, 11/21/46 (Call 05/21/46)	1,420	1,396,826
3.95%, 02/26/48 (Call 08/26/47)	615	621,507
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	970	947,903
4.25%, 06/01/24 (Call 03/01/24)	2,823	2,873,306
5.55%, 01/15/20	1,125	1,160,820
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	2,550	2,508,766
2.00%, 01/27/20 (Call 12/27/19)	821	811,403
2.30%, 11/15/19 (Call 10/15/19)	1,258	1,251,320
2.30%, 11/01/20 (Call 10/01/20)	1,050	1,032,853
2.30%, 09/15/22 (Call 08/15/22)	1,900	1,831,733
2.40%, 04/25/22 (Call 03/25/22)	1,605	1,560,188
2.70%, 02/15/23 (Call 12/15/22)	3,165	3,089,483
2.95%, 02/07/24 (Call 12/07/23)	1,000	973,390
3.05%, 02/15/22 (Call 11/15/21)	2,950	2,936,961
3.05%, 04/25/27 (Call 01/25/27)	1,200	1,148,448
3.25%, 11/01/25 (Call 08/01/25)	1,201	1,176,656
3.40%, 11/15/23 (Call 08/15/23)	2,450	2,458,134
3.40%, 02/07/28 (Call 11/07/27)	1,050	1,030,187
4.02%, 11/01/32 (Call 05/01/32)	1,800	1,826,334

Security	Par (000)	Value

Diversified Financial Services (continued)
4.75%, 04/30/43 (Call 04/30/23)(a)(e)	$2,810	$2,832,424
5.25%, 04/20/46 (Call 04/20/26)(a)(e)	5	5,133
Series C, 8.00%, 03/01/32	1,015	1,418,808
Nomura Holdings Inc., 6.70%, 03/04/20	3,699	3,877,736
ORIX Corp.
2.90%, 07/18/22	510	495,174
3.25%, 12/04/24	1,615	1,553,937
3.70%, 07/18/27	2,670	2,594,733
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	100	99,214
Raymond James Financial Inc.
3.63%, 09/15/26	1,414	1,368,017
4.95%, 07/15/46	3,075	3,171,432
5.63%, 04/01/24	900	972,522
Stifel Financial Corp., 4.25%, 07/18/24	2,870	2,887,622
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	1,516	1,498,748
3.70%, 08/04/26 (Call 05/04/26)	3,970	3,603,013
3.75%, 08/15/21 (Call 06/15/21)	90	89,417
3.95%, 12/01/27 (Call 09/01/27)	285	259,646
4.25%, 08/15/24 (Call 05/15/24)	3,065	2,979,027
4.50%, 07/23/25 (Call 04/23/25)	5,709	5,560,281
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	5,534	5,459,236
3.30%, 04/01/27 (Call 01/01/27)	1,317	1,271,195
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,575	1,516,457
2.20%, 12/14/20 (Call 11/14/20)	4,995	4,921,673
2.75%, 09/15/27 (Call 06/15/27)	1,350	1,273,347
2.80%, 12/14/22 (Call 10/14/22)	7,508	7,402,663
3.15%, 12/14/25 (Call 09/14/25)	12,555	12,314,948
3.65%, 09/15/47 (Call 03/15/47)	1,070	1,019,935
4.15%, 12/14/35 (Call 06/14/35)	5,118	5,381,014
4.30%, 12/14/45 (Call 06/14/45)	11,121	11,762,126

		453,782,823
Electric — 1.7%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	2,461	2,362,929
3.95%, 06/01/28 (Call 03/01/28)(d)	1,025	1,032,052
Series E, 6.65%, 02/15/33	750	944,505
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,195	1,152,183
3.75%, 12/01/47 (Call 06/01/47)	575	540,420
4.00%, 12/01/46 (Call 06/01/46)	915	894,824
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	995	936,643
3.75%, 03/01/45 (Call 09/01/44)	2,181	2,048,373
3.85%, 12/01/42	175	166,835
4.10%, 01/15/42	375	364,245
4.15%, 08/15/44 (Call 02/15/44)	1,265	1,259,725
4.30%, 01/02/46 (Call 07/02/45)	2,550	2,615,968
5.50%, 03/15/41	150	176,085
6.00%, 03/01/39	205	254,241
6.13%, 05/15/38	695	862,168
Series 11-C, 5.20%, 06/01/41	375	414,881
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	1,744	1,693,250
Series A, 4.30%, 07/15/48 (Call 01/15/48)	1,500	1,525,500
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	2,325	2,296,286
3.65%, 02/15/26 (Call 11/15/25)	731	716,285

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	$1,450	$1,418,593
3.70%, 12/01/47 (Call 06/01/47)	2,175	2,051,112
3.80%, 05/15/28 (Call 02/15/28)	1,550	1,574,319
4.15%, 03/15/46 (Call 09/15/45)	2,000	2,021,420
4.30%, 07/01/44 (Call 01/01/44)	2,040	2,087,410
4.80%, 12/15/43 (Call 06/15/43)	25	27,235
American Electric Power Co. Inc.
2.15%, 11/13/20	280	274,299
3.20%, 11/13/27 (Call 08/13/27)	345	325,821
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,145	1,118,310
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	2,088	2,119,717
6.38%, 04/01/36	755	920,572
7.00%, 04/01/38	1,880	2,513,673
Series L, 5.80%, 10/01/35	15	17,632
Series P, 6.70%, 08/15/37	525	680,006
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,500	1,451,310
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	500	494,815
2.55%, 09/15/26 (Call 06/15/26)	1,245	1,142,175
2.95%, 09/15/27 (Call 06/15/27)	250	235,983
3.15%, 05/15/25 (Call 02/15/25)	1,000	973,270
3.35%, 06/15/24 (Call 03/15/24)	500	494,720
3.75%, 05/15/46 (Call 11/15/45)	1,385	1,306,000
4.35%, 11/15/45 (Call 05/15/45)	1,015	1,040,020
4.50%, 04/01/42 (Call 10/01/41)	1,030	1,081,181
5.05%, 09/01/41 (Call 03/01/41)	1,700	1,893,426
5.50%, 09/01/35	485	553,967
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	2,115	2,032,430
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	1,000	1,033,330
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	674	655,964
3.35%, 07/01/23 (Call 04/01/23)	550	548,796
3.50%, 11/15/21 (Call 08/15/21)	800	806,160
3.50%, 08/15/46 (Call 02/15/46)	2,050	1,858,612
3.75%, 08/15/47 (Call 02/15/47)	600	566,298
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	2,077	2,058,182
2.80%, 01/15/23 (Call 12/15/22)	1,025	1,001,025
3.25%, 04/15/28 (Call 01/15/28)	435	416,256
3.50%, 02/01/25 (Call 11/01/24)	1,745	1,735,594
3.75%, 11/15/23 (Call 08/15/23)	2,300	2,334,592
3.80%, 07/15/48 (Call 01/15/48)	275	252,258
4.50%, 02/01/45 (Call 08/01/44)	2,436	2,466,645
5.15%, 11/15/43 (Call 05/15/43)	2,121	2,347,141
5.95%, 05/15/37	3,825	4,614,174
6.13%, 04/01/36	9,171	11,161,566
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	465	433,227
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,084,943
4.20%, 09/15/46 (Call 03/15/46)	265	254,151
4.25%, 11/30/23 (Call 08/30/23)	798	814,606
4.35%, 05/01/33 (Call 02/01/33)	1,075	1,079,601
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	2,150	2,073,804
2.25%, 08/01/22 (Call 05/01/22)	2,655	2,552,544
3.55%, 08/01/42 (Call 02/01/42)	1,147	1,067,834
3.95%, 03/01/48 (Call 09/01/47)	655	646,537
4.50%, 04/01/44 (Call 10/01/43)	1,675	1,794,411

Security	Par (000)	Value

Electric (continued)
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	$2,355	$2,249,661
Series Z, 2.40%, 09/01/26 (Call 06/01/26) .	2,165	1,987,059
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	675	649,667
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	1,160	1,099,344
4.97%, 05/01/46 (Call 11/01/45)	1,750	1,738,800
Cleco Power LLC, 6.00%, 12/01/40	210	245,776
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,300	3,612,312
5.95%, 12/15/36	564	667,195
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	265	245,263
3.45%, 08/15/27 (Call 05/15/27)	1,625	1,576,282
3.60%, 11/15/25 (Call 08/15/25)	755	739,741
3.88%, 03/01/24 (Call 12/01/23)	725	730,090
4.70%, 03/31/43 (Call 09/30/42)	10	10,366
4.88%, 03/01/44 (Call 09/01/43)	1,325	1,435,213
5.05%, 03/15/22 (Call 12/15/21)	2,050	2,147,908
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	400	372,132
2.95%, 08/15/27 (Call 05/15/27)	2,025	1,924,033
3.10%, 11/01/24 (Call 08/01/24)	1,165	1,134,955
3.40%, 09/01/21 (Call 06/01/21)	2,710	2,723,360
3.65%, 06/15/46 (Call 12/15/45)	1,310	1,220,553
3.70%, 08/15/28 (Call 05/15/28)	1,500	1,510,455
3.70%, 03/01/45 (Call 09/01/44)	1,050	990,444
3.75%, 08/15/47 (Call 02/15/47)	1,575	1,496,581
3.80%, 10/01/42 (Call 04/01/42)	550	527,302
4.00%, 08/01/20 (Call 05/01/20)	500	507,240
4.00%, 03/01/48 (Call 09/01/47)	1,350	1,329,898
4.35%, 11/15/45 (Call 05/15/45)	3,750	3,906,825
4.60%, 08/15/43 (Call 02/15/43)	70	75,298
4.70%, 01/15/44 (Call 07/15/43)	175	191,004
5.90%, 03/15/36	323	392,823
6.45%, 01/15/38	1,240	1,605,205
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,100	2,035,173
4.00%, 04/01/48 (Call 10/01/47)	1,825	1,824,708
4.30%, 04/15/44 (Call 10/15/43)	800	839,312
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,050	1,991,226
Series A, 4.15%, 06/01/45 (Call 12/01/44)	2,125	2,172,664
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	1,150	1,135,924
3.80%, 05/15/28 (Call 02/15/28)	1,775	1,803,648
3.85%, 06/15/46 (Call 12/15/45)	1,439	1,368,345
3.95%, 03/01/43 (Call 09/01/42)	7,031	6,829,351
4.30%, 12/01/56 (Call 06/01/56)	1,925	1,889,830
4.45%, 03/15/44 (Call 09/15/43)	1,205	1,252,007
4.50%, 12/01/45 (Call 06/01/45)	1,610	1,683,287
4.50%, 05/15/58 (Call 11/15/57)	1,500	1,516,425
4.63%, 12/01/54 (Call 06/01/54)	1,230	1,277,158
5.50%, 12/01/39	1,270	1,484,287
5.70%, 06/15/40	495	594,960
6.30%, 08/15/37	460	584,807
Series 05-A, 5.30%, 03/01/35	700	787,871
Series 06-A, 5.85%, 03/15/36	500	600,000
Series 06-E, 5.70%, 12/01/36	695	822,672
Series 08-B, 6.75%, 04/01/38	1,347	1,795,039
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	360	344,027

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 2.90%, 12/01/26 (Call 09/01/26)	$1,750	$1,651,282
Series C, 4.00%, 11/15/57 (Call 05/15/57)	200	187,076
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	2,605	2,529,742
Series A, 2.00%, 03/15/20	1,830	1,800,391
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	1,015	1,002,729
3.13%, 08/31/24 (Call 05/31/24)	500	486,870
3.25%, 08/15/46 (Call 02/15/46)	2,250	1,977,322
3.38%, 08/15/23 (Call 05/15/23)	1,110	1,114,074
3.95%, 05/15/43 (Call 11/15/42)	500	497,320
3.95%, 07/15/47 (Call 01/15/47)	1,730	1,716,748
4.05%, 05/15/48 (Call 11/15/47)	1,050	1,059,692
4.35%, 08/31/64 (Call 02/28/64)	35	35,247
6.70%, 09/15/19	50	51,925
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	300	293,559
4.15%, 05/15/45 (Call 11/15/44)	1,250	1,255,687
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	550	543,829
2.58%, 07/01/20	1,880	1,854,526
3.63%, 12/01/24 (Call 09/01/24)	3,100	3,051,702
3.90%, 10/01/25 (Call 07/01/25)	2,820	2,798,258
4.10%, 04/01/21(c)	295	298,738
4.25%, 06/01/28 (Call 03/01/28)	1,000	1,010,540
4.45%, 03/15/21	2,892	2,963,201
4.70%, 12/01/44 (Call 06/01/44)	1,970	2,028,903
5.75%, 10/01/54 (Call 10/01/24)(a)(e)	1,000	1,043,910
7.00%, 06/15/38	2,415	3,082,868
Series B, 2.75%, 01/15/22 (Call 12/15/21)	1,450	1,418,897
Series B, 5.95%, 06/15/35	1,520	1,726,918
Series C, 2.00%, 08/15/21 (Call 07/15/21)	2,025	1,946,025
Series C, 4.05%, 09/15/42 (Call 03/15/42)	2,015	1,887,813
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,490	1,559,047
Series D, 2.85%, 08/15/26 (Call 05/15/26)	3,900	3,585,426
Series F, 5.25%, 08/01/33	1,565	1,687,180
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	790	770,471
3.65%, 03/15/24 (Call 12/15/23)	3,130	3,163,303
3.70%, 03/15/45 (Call 09/15/44)	1,810	1,712,912
3.70%, 06/01/46 (Call 12/01/45)	810	765,612
3.75%, 08/15/47 (Call 02/15/47)	2,125	2,024,721
3.90%, 06/01/21 (Call 03/01/21)	1,350	1,371,384
3.95%, 06/15/42 (Call 12/15/41)	5	4,820
4.05%, 05/15/48 (Call 11/15/47)	450	451,985
4.30%, 07/01/44 (Call 01/01/44)	1,550	1,605,226
5.70%, 10/01/37	150	178,646
Series A, 6.63%, 06/01/36	620	798,647
DTE Energy Co.
1.50%, 10/01/19	2,420	2,380,772
2.85%, 10/01/26 (Call 07/01/26)	2,675	2,478,869
3.70%, 08/01/23 (Call 07/01/23)	540	543,418
3.80%, 03/15/27 (Call 12/15/26)	1,875	1,853,850
Series B, 3.30%, 06/15/22 (Call 04/15/22)	700	693,322
Series C, 3.50%, 06/01/24 (Call 03/01/24)	550	541,640
Series F, 3.85%, 12/01/23 (Call 09/01/23)	1,425	1,435,858
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	2,270	2,199,948
2.95%, 12/01/26 (Call 09/01/26)	2,950	2,833,622
3.05%, 03/15/23 (Call 02/15/23)	2,605	2,580,122

Security	Par (000)	Value

Electric (continued)
3.70%, 12/01/47 (Call 06/01/47)	$1,270	$1,187,895
3.75%, 06/01/45 (Call 12/01/44)	1,062	1,001,508
3.88%, 03/15/46 (Call 09/15/45)	2,890	2,779,371
3.90%, 06/15/21 (Call 03/15/21)	2,135	2,175,522
3.95%, 03/15/48 (Call 09/15/47)	800	782,248
4.00%, 09/30/42 (Call 03/30/42)	362	357,356
4.25%, 12/15/41 (Call 06/15/41)	480	491,976
5.30%, 02/15/40	670	778,815
6.00%, 01/15/38	466	580,198
6.05%, 04/15/38	790	987,713
6.10%, 06/01/37	3,530	4,353,831
6.45%, 10/15/32	25	31,260
Series A, 6.00%, 12/01/28	1,335	1,576,929
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	3,978	3,810,646
2.40%, 08/15/22 (Call 07/15/22)	315	303,616
2.65%, 09/01/26 (Call 06/01/26)	4,068	3,708,145
3.05%, 08/15/22 (Call 05/15/22)	2,750	2,712,820
3.15%, 08/15/27 (Call 05/15/27)	765	719,827
3.55%, 09/15/21 (Call 06/15/21)	2,926	2,957,425
3.75%, 04/15/24 (Call 01/15/24)	800	803,368
3.75%, 09/01/46 (Call 03/01/46)	3,605	3,245,329
3.95%, 10/15/23 (Call 07/15/23)	925	937,377
3.95%, 08/15/47 (Call 02/15/47)	210	195,976
4.80%, 12/15/45 (Call 06/15/45)	5,725	6,026,020
5.05%, 09/15/19	1,124	1,146,941
Duke Energy Florida LLC
1.85%, 01/15/20	2,260	2,220,066
3.10%, 08/15/21 (Call 05/15/21)	1,750	1,747,637
3.20%, 01/15/27 (Call 10/15/26)	1,375	1,339,869
3.40%, 10/01/46 (Call 04/01/46)	4,815	4,278,320
3.80%, 07/15/28 (Call 04/15/28)	3,405	3,448,822
3.85%, 11/15/42 (Call 05/15/42)	870	838,654
5.65%, 04/01/40	350	421,138
6.35%, 09/15/37	150	192,234
6.40%, 06/15/38	2,010	2,598,970
Duke Energy Florida Project Finance LLC
Series 2026, 2.54%, 09/01/31	200	186,220
Series 2035, 3.11%, 09/01/38	100	92,164
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	3,590	3,376,180
6.35%, 08/15/38	55	70,948
6.45%, 04/01/39	2,940	3,817,649
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	305	338,147
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	750	700,823
3.80%, 09/01/23 (Call 06/01/23)	475	483,531
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	940	927,357
3.00%, 09/15/21 (Call 06/15/21)	2,035	2,025,842
3.25%, 08/15/25 (Call 05/15/25)	1,155	1,134,372
3.38%, 09/01/23 (Call 08/01/23)(b)	300	301,104
3.60%, 09/15/47 (Call 03/15/47)	2,500	2,286,925
3.70%, 09/01/28 (Call 06/01/28)	365	367,555
3.70%, 10/15/46 (Call 04/15/46)	1,625	1,516,336
4.10%, 05/15/42 (Call 11/15/41)	315	314,027
4.10%, 03/15/43 (Call 09/15/42)	920	916,798
4.15%, 12/01/44 (Call 06/01/44)	1,098	1,101,788
4.20%, 08/15/45 (Call 02/15/45)	2,715	2,747,444

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.38%, 03/30/44 (Call 09/30/43)	$2,240	$2,331,862
6.30%, 04/01/38	955	1,216,861
Edison International
2.13%, 04/15/20	1,750	1,716,732
2.40%, 09/15/22 (Call 08/15/22)	2,450	2,329,411
2.95%, 03/15/23 (Call 01/15/23)	3,000	2,887,170
4.13%, 03/15/28 (Call 12/15/27)	2,320	2,330,834
El Paso Electric Co., 5.00%, 12/01/44 (Call 06/01/44)	2,050	2,115,846
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	4,215	4,108,824
3.55%, 06/15/26 (Call 03/15/26)	2,985	2,849,033
4.75%, 06/15/46 (Call 12/15/45)	3,408	3,414,714
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	150	143,399
Enel Chile SA, 4.88%, 06/12/28	1,000	1,023,980
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,650	1,638,367
3.70%, 06/01/24 (Call 03/01/24)	3,135	3,168,012
3.75%, 02/15/21 (Call 11/15/20)	1,875	1,895,231
4.95%, 12/15/44 (Call 12/15/24)	245	247,426
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	4,005	3,704,625
4.00%, 07/15/22 (Call 05/15/22)	1,247	1,264,907
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	30	32,873
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	2,680	2,446,545
3.05%, 06/01/31 (Call 03/01/31)	1,775	1,644,040
3.12%, 09/01/27 (Call 06/01/27)	915	876,744
3.25%, 04/01/28 (Call 01/01/28)	1,535	1,480,139
4.00%, 03/15/33 (Call 12/15/32)	955	971,942
4.95%, 01/15/45 (Call 01/15/25)	540	549,515
Entergy Mississippi Inc., 2.85%, 06/01/28 (Call 03/01/28)	2,490	2,315,277
Entergy Texas Inc., 5.15%, 06/01/45 (Call 06/01/25)	25	25,335
Evergy Inc.
4.85%, 06/01/21 (Call 03/01/21)	2,001	2,051,125
5.29%, 06/15/22 (Call 03/15/22)(c)	1,150	1,202,072
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	1,475	1,448,007
2.80%, 05/01/23 (Call 02/01/23)	720	697,126
2.90%, 10/01/24 (Call 08/01/24)	1,350	1,290,168
3.35%, 03/15/26 (Call 12/15/25)	650	627,848
4.50%, 11/15/19	525	533,852
Series H, 3.15%, 01/15/25 (Call 10/15/24)	515	499,282
Series K, 2.75%, 03/15/22 (Call 02/15/22)	1,050	1,028,507
Series M, 3.30%, 01/15/28 (Call 10/15/27)	100	95,512
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	270	263,010
2.85%, 06/15/20 (Call 05/15/20)	1,973	1,958,715
3.40%, 04/15/26 (Call 01/15/26)	3,305	3,190,118
3.50%, 06/01/22 (Call 05/01/22)	1,210	1,196,025
3.95%, 06/15/25 (Call 03/15/25)	5,270	5,291,923
4.45%, 04/15/46 (Call 10/15/45)	1,306	1,295,683
4.95%, 06/15/35 (Call 12/15/34)	2,785	2,936,420
5.10%, 06/15/45 (Call 12/15/44)	4,535	4,833,448
5.15%, 12/01/20 (Call 09/01/20)	3,824	3,938,796
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	3,218	3,207,895
3.40%, 03/15/22 (Call 02/15/22)	2,472	2,462,508
4.00%, 10/01/20 (Call 07/01/20)	1,150	1,163,812
4.25%, 06/15/22 (Call 03/15/22)	1,998	2,040,258

Security	Par (000)	Value

Electric (continued)
5.20%, 10/01/19	$460	$469,793
5.60%, 06/15/42 (Call 12/15/41)	2,945	3,041,802
5.75%, 10/01/41 (Call 04/01/41)	1,250	1,277,562
6.25%, 10/01/39	1,975	2,138,155
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	265	257,320
Series B, 3.90%, 07/15/27 (Call 04/15/27)	1,725	1,693,484
Series B, 4.25%, 03/15/23 (Call 12/15/22)	2,555	2,603,289
Series C, 4.85%, 07/15/47 (Call 01/15/47)	1,100	1,132,417
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	700	686,770
3.25%, 06/01/24 (Call 12/01/23)	1,750	1,738,135
3.70%, 12/01/47 (Call 06/01/47)	4,100	3,906,644
3.80%, 12/15/42 (Call 06/15/42)	760	740,818
3.95%, 03/01/48 (Call 09/01/47)	100	100,101
4.05%, 06/01/42 (Call 12/01/41)	1,375	1,396,972
4.05%, 10/01/44 (Call 04/01/44)	1,283	1,295,240
4.13%, 02/01/42 (Call 08/01/41)	3,390	3,471,733
4.13%, 06/01/48 (Call 12/01/47)	1,500	1,539,225
5.25%, 02/01/41 (Call 08/01/40)	1,505	1,755,056
5.63%, 04/01/34	150	175,727
5.65%, 02/01/37	2,482	2,978,301
5.69%, 03/01/40	710	874,606
5.95%, 02/01/38	4,079	5,084,555
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	1,735	1,660,308
3.06%, 10/04/26 (Call 07/04/26)	4,320	3,997,253
Georgia Power Co.
2.00%, 03/30/20	1,400	1,375,136
2.40%, 04/01/21 (Call 03/01/21)	1,000	978,250
2.85%, 05/15/22	250	244,798
3.25%, 03/30/27 (Call 12/30/26)	2,200	2,075,062
4.30%, 03/15/42	4,941	4,789,015
4.30%, 03/15/43	1,108	1,076,300
Series 10-C, 4.75%, 09/01/40	1,190	1,220,345
Series C, 2.00%, 09/08/20	1,485	1,449,924
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	500	481,880
Iberdrola International BV, 6.75%, 07/15/36	1,190	1,452,585
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	1,000	1,011,060
4.25%, 08/15/48 (Call 02/15/48)	400	403,040
6.05%, 03/15/37	215	261,754
Series J, 3.20%, 03/15/23 (Call 12/15/22)	1,020	1,009,270
Series K, 4.55%, 03/15/46 (Call 09/15/45)	3,230	3,392,534
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,000	930,440
Integrys Holding Inc., 4.17%, 11/01/20	850	863,022
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	250	245,428
3.40%, 08/15/25 (Call 05/15/25)	1,475	1,439,010
3.70%, 09/15/46 (Call 03/15/46)	1,492	1,393,438
4.70%, 10/15/43 (Call 04/15/43)	150	159,212
6.25%, 07/15/39	40	51,220
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	680	656,329
3.25%, 06/30/26 (Call 03/30/26)	250	236,875
3.35%, 11/15/27 (Call 08/15/27)	4,385	4,142,816
3.65%, 06/15/24 (Call 03/15/24)	300	297,243
4.05%, 07/01/23 (Call 04/01/23)(b)	150	150,648
5.30%, 07/01/43 (Call 01/01/43)	130	145,579

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Jersey Central Power & Light Co., 6.15%, 06/01/37	$1,050	$1,256,682
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	25	24,420
3.65%, 08/15/25 (Call 05/15/25)	1,000	992,360
4.20%, 06/15/47 (Call 12/15/46)	1,300	1,285,492
4.20%, 03/15/48 (Call 09/15/47)	1,266	1,246,314
5.30%, 10/01/41 (Call 04/01/41)	1,681	1,903,732
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	325	326,060
3.30%, 10/01/25 (Call 07/01/25)	1,000	979,020
4.38%, 10/01/45 (Call 04/01/45)	1,150	1,181,786
5.13%, 11/01/40 (Call 05/01/40)	1,131	1,289,306
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,108,019
4.38%, 10/01/21 (Call 07/01/21)	1,475	1,509,382
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	1,375	1,411,424
4.65%, 11/15/43 (Call 05/15/43)	25	26,695
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,100	1,080,827
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	1,250	1,207,488
3.50%, 10/15/24 (Call 07/15/24)	3,125	3,145,562
3.65%, 08/01/48 (Call 02/01/48)	1,000	933,160
3.70%, 09/15/23 (Call 06/15/23)	765	773,507
3.95%, 08/01/47 (Call 02/01/47)	1,175	1,152,722
4.25%, 05/01/46 (Call 11/01/45)	885	911,143
4.40%, 10/15/44 (Call 04/15/44)	275	288,230
4.80%, 09/15/43 (Call 03/15/43)	520	575,822
5.80%, 10/15/36	628	760,621
6.75%, 12/30/31	35	45,207
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	3,013	2,851,322
National Grid USA
5.80%, 04/01/35	870	1,012,497
8.00%, 11/15/30	425	571,812
Nevada Power Co.
2.75%, 04/15/20	2,000	1,996,480
5.45%, 05/15/41 (Call 11/15/40)	2,905	3,357,657
Series R, 6.75%, 07/01/37	500	656,570
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	1,195	1,188,643
2.70%, 09/15/19 (Call 08/15/19)	2,225	2,217,479
2.80%, 01/15/23 (Call 12/15/22)	1,613	1,572,256
3.55%, 05/01/27 (Call 02/01/27)	3,611	3,511,986
3.63%, 06/15/23 (Call 03/15/23)	250	249,608
4.50%, 06/01/21 (Call 03/01/21)	333	341,435
4.80%, 12/01/77 (Call 12/01/27)(a)(e)	850	802,230
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,755	2,643,726
2.20%, 08/15/20 (Call 07/15/20)	490	482,341
2.60%, 05/15/23 (Call 11/15/22)	1,095	1,062,446
3.40%, 08/15/42 (Call 02/15/42)	450	413,249
3.60%, 05/15/46 (Call 11/15/45)	206	192,165
4.00%, 08/15/45 (Call 02/15/45)	670	668,385
4.13%, 05/15/44 (Call 11/15/43)	510	516,972
4.85%, 08/15/40 (Call 02/15/40)	65	71,256
5.35%, 11/01/39	365	429,955
6.20%, 07/01/37	125	156,911
6.25%, 06/01/36	835	1,057,168
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	1,880	1,924,462

Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	$1,366	$1,317,411
2.70%, 06/01/26 (Call 03/01/26)	950	886,987
3.20%, 05/15/27 (Call 02/15/27)	1,855	1,796,753
3.25%, 11/15/25 (Call 08/15/25)	410	398,823
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,419,916
5.50%, 03/15/40	100	117,773
Oglethorpe Power Corp.
4.20%, 12/01/42	150	142,607
4.25%, 04/01/46 (Call 10/01/45)	1,550	1,478,684
4.55%, 06/01/44	1,883	1,881,908
5.25%, 09/01/50	172	187,160
5.38%, 11/01/40	970	1,093,675
5.95%, 11/01/39	10	12,070
Ohio Edison Co.
6.88%, 07/15/36	640	842,765
8.25%, 10/15/38	900	1,325,547
Ohio Power Co.
4.15%, 04/01/48 (Call 10/01/47)	1,000	1,011,610
Series G, 6.60%, 02/15/33	30	37,945
Series M, 5.38%, 10/01/21	458	487,385
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (Call 02/15/28)	1,000	1,002,540
3.85%, 08/15/47 (Call 02/15/47)	1,525	1,451,693
4.15%, 04/01/47 (Call 10/01/46)	900	889,074
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	100	96,704
3.70%, 11/15/28 (Call 08/15/28)(d)	1,060	1,069,455
3.75%, 04/01/45 (Call 10/01/44)	470	450,166
3.80%, 09/30/47 (Call 03/30/47)	550	535,590
4.10%, 06/01/22 (Call 03/01/22)	835	856,752
4.10%, 11/15/48 (Call 05/15/48)(d)	585	591,201
4.55%, 12/01/41 (Call 06/01/41)	445	475,500
5.25%, 09/30/40	765	886,559
5.30%, 06/01/42 (Call 12/01/41)	1,798	2,105,512
7.00%, 09/01/22	3,663	4,165,673
7.00%, 05/01/32	350	459,407
7.25%, 01/15/33	545	740,660
7.50%, 09/01/38	1,344	1,915,832
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	615	583,623
2.95%, 03/01/26 (Call 12/01/25)	2,250	2,044,552
3.25%, 09/15/21 (Call 06/15/21)	770	761,391
3.25%, 06/15/23 (Call 03/15/23)	3,425	3,320,640
3.30%, 03/15/27 (Call 12/15/26)	300	276,366
3.30%, 12/01/27 (Call 09/01/27)	1,900	1,744,162
3.40%, 08/15/24 (Call 05/15/24)	3,880	3,721,968
3.50%, 10/01/20 (Call 07/01/20)	4,755	4,751,053
3.50%, 06/15/25 (Call 03/15/25)	4,165	3,960,457
3.75%, 02/15/24 (Call 11/15/23)	4,450	4,360,777
3.85%, 11/15/23 (Call 08/15/23)	200	198,012
3.95%, 12/01/47 (Call 06/01/47)	1,000	882,530
4.00%, 12/01/46 (Call 06/01/46)	3,040	2,706,086
4.25%, 05/15/21 (Call 02/15/21)	309	313,270
4.25%, 08/01/23 (Call 07/01/23)(d)	1,055	1,061,594
4.25%, 03/15/46 (Call 09/15/45)	3,980	3,676,485
4.30%, 03/15/45 (Call 09/15/44)	935	870,055
4.45%, 04/15/42 (Call 10/15/41)	395	373,425
4.50%, 12/15/41 (Call 06/15/41)	430	401,835
4.60%, 06/15/43 (Call 12/15/42)	1,585	1,518,113

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.65%, 08/01/28 (Call 05/06/28)(d)	$510	$515,498
4.75%, 02/15/44 (Call 08/15/43)	2,640	2,600,057
5.13%, 11/15/43 (Call 05/15/43)	1,400	1,449,868
5.40%, 01/15/40	1,275	1,357,123
5.80%, 03/01/37	3,165	3,498,243
6.05%, 03/01/34	7,533	8,448,034
6.25%, 03/01/39	25	28,287
6.35%, 02/15/38	355	406,212
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	198,644
3.35%, 07/01/25 (Call 04/01/25)	1,595	1,577,359
3.60%, 04/01/24 (Call 01/01/24)	1,700	1,712,019
3.85%, 06/15/21 (Call 03/15/21)	1,495	1,521,835
4.10%, 02/01/42 (Call 08/01/41)	2,415	2,412,199
5.25%, 06/15/35	50	56,838
6.00%, 01/15/39	1,190	1,490,653
6.10%, 08/01/36	2,165	2,693,974
6.25%, 10/15/37	124	157,962
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	2,000	1,913,280
2.38%, 09/15/22 (Call 06/15/22)	935	903,481
3.15%, 10/15/25 (Call 07/15/25)	6,400	6,247,680
3.70%, 09/15/47 (Call 03/15/47)	425	401,842
3.90%, 03/01/48 (Call 09/01/47)	150	148,014
4.15%, 10/01/44 (Call 04/01/44)	335	340,310
4.80%, 10/15/43 (Call 04/15/43)	900	983,025
5.95%, 10/01/36	630	776,771
Pennsylvania Electric Co., 6.15%, 10/01/38	100	121,886
PNM Resources Inc., 3.25%, 03/09/21	1,000	993,700
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	2,000	2,013,900
4.15%, 03/15/43 (Call 09/15/42)	1,395	1,404,486
7.90%, 12/15/38	525	779,510
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,400	1,312,990
3.40%, 06/01/23 (Call 03/01/23)	780	768,425
3.95%, 03/15/24 (Call 12/15/23)	558	562,626
4.00%, 09/15/47 (Call 03/15/47)	62	57,020
4.20%, 06/15/22 (Call 03/15/22)	3,498	3,562,258
4.70%, 06/01/43 (Call 12/01/42)	270	274,636
5.00%, 03/15/44 (Call 09/15/43)	2,029	2,160,094
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,200	2,188,054
3.95%, 06/01/47 (Call 12/01/46)	2,000	1,964,880
4.15%, 10/01/45 (Call 04/01/45)	1,050	1,062,411
4.15%, 06/15/48 (Call 12/15/47)	1,000	1,011,530
5.20%, 07/15/41 (Call 01/15/41)	390	442,127
6.25%, 05/15/39	1,500	1,920,735
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	2,196	2,167,364
4.40%, 01/15/21 (Call 10/15/20)	2,150	2,201,041
4.88%, 12/01/19	400	408,792
6.00%, 12/01/39	2,375	2,910,586
7.00%, 10/30/31	250	317,778
7.75%, 03/01/31	450	599,729
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	1,550	1,533,833
3.85%, 06/01/23 (Call 05/01/23)	1,950	1,952,574
4.15%, 09/15/21 (Call 06/15/21)	1,525	1,551,504
4.30%, 11/15/23 (Call 08/15/23)	80	81,412

Security	Par (000)	Value

Electric (continued)
5.13%, 04/15/20	$300	$308,214
8.63%, 04/15/31	1,200	1,575,720
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	3,300	3,173,742
2.90%, 05/15/25 (Call 11/15/24)	1,485	1,424,575
3.20%, 11/15/20 (Call 05/15/20)	208	208,381
3.55%, 06/15/46 (Call 12/15/45)	3,106	2,838,480
3.60%, 09/15/42 (Call 03/15/42)	226	212,808
3.70%, 06/15/28 (Call 12/15/27)	1,500	1,513,365
3.80%, 06/15/47 (Call 12/15/46)	2,950	2,833,563
4.10%, 06/15/48 (Call 12/15/47)	3,000	3,046,260
4.30%, 03/15/44 (Call 09/15/43)	2,805	2,906,513
4.75%, 08/15/41 (Call 02/15/41)	396	423,894
Series 17, 6.25%, 09/01/37	25	31,980
Public Service Co. of Oklahoma, 4.40%, 02/01/21	770	789,697
Public Service Electric &Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	1,265	1,229,504
2.25%, 09/15/26 (Call 06/15/26)	2,250	2,049,615
2.38%, 05/15/23 (Call 02/15/23)	1,750	1,681,767
3.00%, 05/15/25 (Call 02/15/25)	25	24,264
3.00%, 05/15/27 (Call 02/15/27)	1,085	1,038,226
3.05%, 11/15/24 (Call 08/15/24)	1,075	1,043,277
3.15%, 08/15/24 (Call 05/15/24)	845	825,312
3.60%, 12/01/47 (Call 06/01/47)	1,665	1,557,491
3.65%, 09/01/42 (Call 03/01/42)	1,775	1,686,126
3.70%, 05/01/28 (Call 02/01/28)	1,000	1,007,970
3.80%, 01/01/43 (Call 07/01/42)	310	300,446
3.80%, 03/01/46 (Call 09/01/45)	840	812,162
3.95%, 05/01/42 (Call 11/01/41)	105	104,492
4.05%, 05/01/45 (Call 11/01/44)	1,030	1,020,977
4.05%, 05/01/48 (Call 11/01/47)	800	808,976
4.15%, 11/01/45 (Call 05/01/45)	925	931,281
5.38%, 11/01/39	925	1,085,589
5.50%, 03/01/40	21	25,265
5.80%, 05/01/37	183	225,696
Series I, 4.00%, 06/01/44 (Call 12/01/43)	850	832,771
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	2,000	1,910,860
2.65%, 11/15/22 (Call 10/15/22)	910	878,004
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	6,398	6,227,813
5.63%, 07/15/22 (Call 04/15/22)	778	827,994
6.00%, 09/01/21	515	548,645
Puget Sound Energy Inc.
4.22%, 06/15/48 (Call 12/15/47)	3,250	3,342,495
4.30%, 05/20/45 (Call 11/20/44)	115	119,138
4.43%, 11/15/41 (Call 05/15/41)	1,400	1,451,030
5.76%, 10/01/39	565	689,599
5.76%, 07/15/40	200	242,970
5.80%, 03/15/40	465	574,917
6.27%, 03/15/37	500	635,315
7.02%, 12/01/27	65	79,227
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,750	1,621,130
3.00%, 08/15/21	495	491,698
3.95%, 11/15/41	1,180	1,122,404
4.15%, 05/15/48 (Call 11/15/47)	1,000	997,300
4.30%, 04/01/42 (Call 10/01/41)	20	19,978
4.50%, 08/15/40	126	131,456
6.00%, 06/01/26	455	518,049

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.00%, 06/01/39	$500	$616,675
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,000	1,005,950
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,620	2,453,787
Sempra Energy
1.63%, 10/07/19	1,310	1,289,498
2.40%, 02/01/20	1,850	1,829,354
2.40%, 03/15/20 (Call 02/15/20)	1,290	1,273,230
2.85%, 11/15/20 (Call 10/15/20)	3,560	3,517,494
2.88%, 10/01/22 (Call 07/01/22)	212	206,677
2.90%, 02/01/23 (Call 01/01/23)	190	184,813
3.25%, 06/15/27 (Call 03/15/27)	2,000	1,874,260
3.40%, 02/01/28 (Call 10/01/27)	300	282,861
3.55%, 06/15/24 (Call 03/15/24)	450	442,935
3.75%, 11/15/25 (Call 08/15/25)	2,400	2,383,896
3.80%, 02/01/38 (Call 08/01/37)	1,105	1,018,103
4.00%, 02/01/48 (Call 08/01/47)	1,175	1,070,272
4.05%, 12/01/23 (Call 09/01/23)	315	319,517
6.00%, 10/15/39	2,330	2,732,601
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	4,750	4,415,837
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)	3,475	3,250,550
4.35%, 02/01/42 (Call 08/01/41)	1,454	1,420,892
4.50%, 06/01/64 (Call 12/01/63)	215	202,726
4.60%, 06/15/43 (Call 12/15/42)	530	536,895
5.10%, 06/01/65 (Call 12/01/64)	735	752,530
5.30%, 05/15/33	15	16,064
5.45%, 02/01/41 (Call 08/01/40)	890	969,673
6.05%, 01/15/38	1,250	1,429,087
6.63%, 02/01/32	40	47,798
Southern California Edison Co.
1.85%, 02/01/22	193	187,008
3.65%, 03/01/28 (Call 12/01/27)	700	691,887
3.70%, 08/01/25 (Call 06/01/25)	475	477,161
3.88%, 06/01/21 (Call 03/01/21)	2,910	2,952,020
4.00%, 04/01/47 (Call 10/01/46)	3,040	2,909,493
4.05%, 03/15/42 (Call 09/15/41)	250	241,270
4.50%, 09/01/40 (Call 03/01/40)	440	452,580
4.65%, 10/01/43 (Call 04/01/43)	3,531	3,709,174
5.50%, 03/15/40	752	863,499
5.63%, 02/01/36	425	487,220
6.00%, 01/15/34	25	29,433
6.05%, 03/15/39	4,927	5,973,692
6.65%, 04/01/29	275	328,182
Series 04-G, 5.75%, 04/01/35	300	345,480
Series 05-E, 5.35%, 07/15/35	1,300	1,441,726
Series 06-E, 5.55%, 01/15/37	1,455	1,651,323
Series 08-A, 5.95%, 02/01/38	500	596,430
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	290	271,797
Series C, 3.50%, 10/01/23 (Call 07/01/23)	75	75,312
Series C, 3.60%, 02/01/45 (Call 08/01/44)	2,370	2,133,474
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,000	975,940
Series D, 3.40%, 06/01/23 (Call 05/01/23)	1,450	1,448,289
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	2,765	2,741,166
2.35%, 07/01/21 (Call 06/01/21)	5,976	5,803,652
2.75%, 06/15/20 (Call 05/15/20)	2,630	2,607,382
2.95%, 07/01/23 (Call 05/01/23)	4,963	4,792,124
3.25%, 07/01/26 (Call 04/01/26)	5,563	5,235,951
4.25%, 07/01/36 (Call 01/01/36)	2,709	2,629,870

Security	Par (000)	Value

Electric (continued)
4.40%, 07/01/46 (Call 01/01/46)	$4,432	$4,282,597
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(e)	553	565,973
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	3,600	3,592,800
5.15%, 09/15/41	1,805	1,851,749
5.25%, 07/15/43	250	259,768
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	620	611,345
Series D, 1.95%, 12/15/19	2,270	2,241,807
Series E, 2.50%, 12/15/21 (Call 11/15/21)	2,200	2,131,118
Series F, 4.95%, 12/15/46 (Call 06/15/46)	515	513,501
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	840	843,881
3.90%, 04/01/45 (Call 10/01/44)	2,242	2,100,575
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,630	1,507,326
Series L, 3.85%, 02/01/48 (Call 08/01/47)	1,475	1,369,552
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	500	445,890
3.70%, 08/15/47 (Call 02/15/47)	1,850	1,733,117
4.50%, 08/15/41 (Call 02/15/41)	525	553,513
6.00%, 10/01/36	75	89,790
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	570	573,181
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	1,415	1,372,097
4.10%, 06/15/42 (Call 12/15/41)	416	412,955
4.20%, 05/15/45 (Call 11/15/44)	25	24,357
4.30%, 06/15/48 (Call 12/15/47)	590	593,876
4.35%, 05/15/44 (Call 11/15/43)	1,710	1,727,784
6.15%, 05/15/37	14	16,976
TECO Finance Inc., 5.15%, 03/15/20	440	451,207
Toledo Edison Co. (The), 6.15%, 05/15/37	3,305	4,053,781
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	1,850	1,832,036
6.50%, 03/15/40	125	123,038
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	75	71,476
5.15%, 11/15/21 (Call 08/15/21)	1,180	1,223,448
UIL Holdings Corp., 4.63%, 10/01/20	800	818,056
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	1,875	1,783,575
3.50%, 04/15/24 (Call 01/15/24)	1,700	1,704,726
3.65%, 04/15/45 (Call 10/15/44)	210	196,054
3.90%, 09/15/42 (Call 03/15/42)	460	450,013
4.00%, 04/01/48 (Call 10/01/47)	1,000	991,890
5.30%, 08/01/37	90	102,617
8.45%, 03/15/39	35	53,388
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	800	793,480
3.45%, 02/15/24 (Call 11/15/23)	200	199,034
4.00%, 01/15/43 (Call 07/15/42)	490	475,682
4.20%, 05/15/45 (Call 11/15/44)	1,145	1,139,378
4.45%, 02/15/44 (Call 08/15/43)	967	1,005,284
6.35%, 11/30/37	920	1,164,076
8.88%, 11/15/38	2,637	4,117,807
Series A, 3.10%, 05/15/25 (Call 02/15/25)	1,000	969,780
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,020	990,338
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,105	1,093,464
Series A, 3.80%, 04/01/28 (Call 01/01/28)	1,725	1,744,199
Series A, 6.00%, 05/15/37	1,110	1,358,718
Series B, 2.95%, 11/15/26 (Call 08/15/26)	885	841,715

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 3.80%, 09/15/47 (Call 03/15/47)	$1,255	$1,178,106
Series B, 6.00%, 01/15/36	875	1,059,800
Series C, 2.75%, 03/15/23 (Call 12/15/22)	773	753,690
Series C, 4.00%, 11/15/46 (Call 05/15/46)	830	806,876
Series D, 4.65%, 08/15/43 (Call 02/15/43)	3,390	3,631,165
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	390	384,950
3.38%, 06/15/21	320	321,421
3.55%, 06/15/25 (Call 03/15/25)	1,655	1,638,963
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,250	1,160,075
3.10%, 04/01/27 (Call 01/01/27)	1,350	1,293,921
3.25%, 12/01/25 (Call 09/01/25)	1,275	1,234,940
4.10%, 04/01/43 (Call 10/01/42)	300	300,852
4.13%, 03/01/42 (Call 09/01/41)	607	609,137
4.25%, 12/01/45 (Call 06/01/45)	2,515	2,589,117
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,142,502
3.10%, 06/01/25 (Call 03/01/25)	1,845	1,785,849
3.65%, 12/15/42 (Call 06/15/42)	15	13,860
4.25%, 12/15/19	100	101,473
4.25%, 06/01/44 (Call 12/01/43)	480	485,635
4.30%, 12/15/45 (Call 06/15/45)	1,115	1,129,774
5.70%, 12/01/36	240	290,045
Wisconsin Power & Light Co.
3.05%, 10/15/27 (Call 07/15/27)	965	918,892
4.10%, 10/15/44 (Call 04/15/44)	2,850	2,813,862
6.38%, 08/15/37	115	146,425
Wisconsin Public Service Corp.
3.67%, 12/01/42	93	86,692
4.75%, 11/01/44 (Call 05/01/44)	340	376,016
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	2,345	2,297,467
2.60%, 03/15/22 (Call 02/15/22)	1,505	1,470,250
3.30%, 06/01/25 (Call 12/01/24)	1,014	989,684
3.35%, 12/01/26 (Call 06/01/26)	2,100	2,037,420
4.00%, 06/15/28 (Call 12/15/27)	1,500	1,519,110
4.70%, 05/15/20 (Call 11/15/19)	725	738,869
4.80%, 09/15/41 (Call 03/15/41)	65	69,050
6.50%, 07/01/36	350	450,307

		950,131,155
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	60	59,063
3.15%, 06/01/25 (Call 03/01/25)	3,230	3,154,289
4.25%, 11/15/20	1,825	1,866,592
5.25%, 11/15/39	1,250	1,443,900
6.00%, 08/15/32	15	18,165
6.13%, 04/15/39	35	43,867
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	300	279,720
3.35%, 03/01/26 (Call 12/01/25)	1,400	1,339,324
3.50%, 02/15/28 (Call 11/15/27)	1,765	1,684,198

		9,889,118
Electronics — 0.2%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	1,495	1,401,966
3.20%, 10/01/22 (Call 07/01/22)	360	354,625

Security	Par (000)	Value

Electronics (continued)
3.88%, 07/15/23 (Call 04/15/23)	$3,100	$3,113,423
5.00%, 07/15/20	579	597,916
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,775	1,678,032
3.55%, 10/01/27 (Call 07/01/27)	1,360	1,254,369
Amphenol Corp.
2.20%, 04/01/20	700	689,626
3.13%, 09/15/21 (Call 08/15/21)	1,075	1,067,583
3.20%, 04/01/24 (Call 02/01/24)	935	904,369
4.00%, 02/01/22 (Call 11/01/21)	956	974,996
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	825	780,772
3.50%, 04/01/22 (Call 02/01/22)	2,250	2,218,500
3.88%, 01/12/28 (Call 10/12/27)	1,660	1,571,024
4.00%, 04/01/25 (Call 01/01/25)	2,135	2,091,617
4.50%, 03/01/23 (Call 12/01/22)	1,050	1,065,981
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	1,100	1,101,012
4.88%, 12/01/22	3,150	3,258,958
5.88%, 06/15/20	200	208,346
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	2,075	2,041,842
3.70%, 11/15/23 (Call 08/15/23)(b)	175	174,622
4.25%, 08/15/20	3,425	3,484,595
4.70%, 03/15/37	150	150,249
4.75%, 03/15/42	2,550	2,582,359
5.75%, 08/15/40	2,449	2,831,166
Flex Ltd.
4.63%, 02/15/20	4,250	4,317,022
4.75%, 06/15/25 (Call 03/15/25)	1,250	1,268,038
5.00%, 02/15/23	1,405	1,449,159
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	1,400	1,384,502
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	2,475	2,399,686
3.15%, 06/15/26 (Call 03/15/26)	2,055	1,930,796
4.30%, 06/15/46 (Call 12/15/45)	1,535	1,482,825
Honeywell International Inc.
1.40%, 10/30/19	1,795	1,768,398
1.80%, 10/30/19	2,275	2,250,748
1.85%, 11/01/21 (Call 10/01/21)	4,420	4,253,720
2.50%, 11/01/26 (Call 08/01/26)	5,261	4,895,518
3.81%, 11/21/47 (Call 05/21/47)	2,447	2,381,078
4.25%, 03/01/21	2,960	3,047,527
5.70%, 03/15/37	20	24,456
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	2,401	2,300,542
4.70%, 09/15/22	746	764,120
5.63%, 12/15/20	1,450	1,511,567
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	25	24,942
4.55%, 10/30/24 (Call 07/30/24)	2,310	2,353,035
4.60%, 04/06/27 (Call 01/06/27)	3,125	3,189,531
Legrand France SA, 8.50%, 02/15/25	1,050	1,306,610
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	2,660	2,761,745
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	1,150	1,134,832
4.95%, 02/15/27 (Call 11/16/26)	2,585	2,560,701

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	$400	$401,860
4.75%, 12/01/24 (Call 09/01/24)	3,370	3,444,848
4.90%, 06/15/28 (Call 03/15/28)	800	815,376
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	395	372,611
3.45%, 08/01/24 (Call 05/01/24)	545	536,329
3.70%, 02/15/26 (Call 11/15/25)	675	668,972
4.88%, 01/15/21	65	67,325
7.13%, 10/01/37	25	33,696

		92,700,063
Engineering & Construction — 0.0%
Fluor Corp.
3.38%, 09/15/21	1,520	1,537,480
3.50%, 12/15/24 (Call 09/15/24)	2,665	2,623,799
4.25%, 09/15/28 (Call 06/15/28)	1,500	1,488,795

		5,650,074
Environmental Control — 0.1%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,805	1,689,985
3.20%, 03/15/25 (Call 12/15/24)	2,700	2,618,001
3.38%, 11/15/27 (Call 08/15/27)	2,037	1,955,948
3.55%, 06/01/22 (Call 03/01/22)	1,888	1,898,460
3.95%, 05/15/28 (Call 02/15/28)	1,552	1,560,117
4.75%, 05/15/23 (Call 02/15/23)	2,085	2,189,667
5.00%, 03/01/20	365	374,979
5.25%, 11/15/21	618	654,487
5.50%, 09/15/19	1,950	2,000,388
5.70%, 05/15/41 (Call 11/15/40)	50	58,876
Waste Management Holdings Inc., 7.10%, 08/01/26	200	241,674
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	250	239,940
2.90%, 09/15/22 (Call 06/15/22)	987	973,083
3.13%, 03/01/25 (Call 12/01/24)	2,735	2,659,158
3.15%, 11/15/27 (Call 08/15/27)	1,835	1,748,204
3.50%, 05/15/24 (Call 02/15/24)	3,450	3,442,582
3.90%, 03/01/35 (Call 09/01/34)	1,450	1,419,536
4.10%, 03/01/45 (Call 09/01/44)	3,243	3,219,910
4.75%, 06/30/20	718	739,806
6.13%, 11/30/39	250	308,765

		29,993,566
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	310	365,856
Campbell Soup Co.
2.50%, 08/02/22	300	286,881
3.30%, 03/19/25 (Call 12/19/24)	1,540	1,436,219
3.65%, 03/15/23 (Call 02/15/23)(b)	2,195	2,150,068
3.80%, 08/02/42	165	129,735
3.95%, 03/15/25 (Call 01/15/25)	2,000	1,943,660
4.15%, 03/15/28 (Call 12/15/27)	2,525	2,433,393
4.25%, 04/15/21	2,485	2,521,803
4.80%, 03/15/48 (Call 09/15/47)(b)	2,000	1,824,160
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,995	1,957,674
3.25%, 09/15/22	3,763	3,705,050
7.00%, 10/01/28	515	606,047
7.13%, 10/01/26	349	406,526
8.25%, 09/15/30	60	78,620
Delhaize America LLC, 9.00%, 04/15/31	15	20,465

Security	Par (000)	Value

Food (continued)
Flowers Foods Inc.
3.50%, 10/01/26 (Call 07/01/26)	$1,050	$993,006
4.38%, 04/01/22 (Call 01/01/22)	460	470,143
General Mills Inc.
2.20%, 10/21/19	1,200	1,189,848
2.60%, 10/12/22 (Call 09/12/22)	2,125	2,054,450
3.15%, 12/15/21 (Call 09/15/21)	665	660,598
3.20%, 04/16/21	410	409,397
3.20%, 02/10/27 (Call 11/10/26)	1,325	1,235,311
3.65%, 02/15/24 (Call 11/15/23)	2,325	2,308,260
3.70%, 10/17/23 (Call 09/17/23)	285	285,752
4.00%, 04/17/25 (Call 02/17/25)	1,005	1,004,337
4.15%, 02/15/43 (Call 08/15/42)	345	314,347
4.20%, 04/17/28 (Call 01/17/28)	260	258,908
4.55%, 04/17/38 (Call 10/17/37)	590	577,492
4.70%, 04/17/48 (Call 10/17/47)(b)	480	472,339
5.40%, 06/15/40	3,380	3,628,667
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	2,312	2,110,047
3.20%, 08/21/25 (Call 05/21/25)	55	53,954
3.38%, 05/15/23 (Call 04/15/23)	2,000	2,013,700
4.13%, 12/01/20	1,560	1,601,106
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	1,920	1,801,728
4.63%, 11/01/20	1,500	1,540,350
JM Smucker Co. (The)
2.20%, 12/06/19	75	74,252
2.50%, 03/15/20	2,290	2,274,932
3.38%, 12/15/27 (Call 09/15/27)(b)	925	870,813
3.50%, 03/15/25	5,170	5,004,612
4.25%, 03/15/35	1,995	1,906,063
4.38%, 03/15/45	1,324	1,232,882
Kellogg Co.
2.65%, 12/01/23	2,438	2,339,237
3.25%, 05/14/21	1,150	1,150,632
3.25%, 04/01/26	1,961	1,862,166
3.40%, 11/15/27 (Call 08/15/27)	440	415,461
4.00%, 12/15/20	2,574	2,623,781
4.15%, 11/15/19	490	497,139
4.30%, 05/15/28 (Call 02/15/28)	1,625	1,639,267
4.50%, 04/01/46	710	678,796
Series B, 7.45%, 04/01/31	3,080	3,943,232
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	905	997,328
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	2,415	2,394,352
3.00%, 06/01/26 (Call 03/01/26)	6,149	5,625,413
3.38%, 06/15/21	1,200	1,202,928
3.50%, 06/06/22	9,918	9,880,708
3.50%, 07/15/22 (Call 05/15/22)	4,416	4,392,639
3.95%, 07/15/25 (Call 04/15/25)	5,770	5,688,931
4.00%, 06/15/23 (Call 05/15/23)	3,000	3,012,210
4.38%, 06/01/46 (Call 12/01/45)	5,680	4,981,928
4.63%, 01/30/29 (Call 10/30/28)	2,500	2,503,325
5.00%, 07/15/35 (Call 01/15/35)	2,750	2,718,210
5.00%, 06/04/42	7,063	6,805,554
5.20%, 07/15/45 (Call 01/15/45)	5,983	5,843,596
5.38%, 02/10/20	3,925	4,049,815
6.50%, 02/09/40	3,397	3,863,986
6.88%, 01/26/39	2,890	3,408,235

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kroger Co. (The)
1.50%, 09/30/19	$1,150	$1,132,807
2.60%, 02/01/21 (Call 01/01/21)	2,340	2,300,431
2.65%, 10/15/26 (Call 07/15/26)(b)	2,630	2,368,157
2.80%, 08/01/22 (Call 07/01/22)	1,025	998,862
2.95%, 11/01/21 (Call 10/01/21)	1,326	1,308,722
3.30%, 01/15/21 (Call 12/15/20)	460	460,713
3.50%, 02/01/26 (Call 11/01/25)	61	58,770
3.70%, 08/01/27 (Call 05/01/27)	450	435,569
3.85%, 08/01/23 (Call 05/01/23)	2,855	2,883,464
3.88%, 10/15/46 (Call 04/15/46)	1,950	1,652,176
4.00%, 02/01/24 (Call 11/01/23)	3,555	3,585,680
4.45%, 02/01/47 (Call 08/01/46)	2,895	2,692,755
4.65%, 01/15/48 (Call 07/15/47)	925	889,878
5.00%, 04/15/42 (Call 10/15/41)	505	503,248
5.15%, 08/01/43 (Call 02/01/43)	585	591,254
5.40%, 07/15/40 (Call 01/15/40)	2,480	2,578,679
6.15%, 01/15/20	390	405,822
6.90%, 04/15/38	2,688	3,275,167
7.50%, 04/01/31	685	855,496
8.00%, 09/15/29	260	328,702
Series B, 7.70%, 06/01/29	1,150	1,421,055
McCormick &Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	890	864,697
3.15%, 08/15/24 (Call 06/15/24)	2,700	2,612,250
3.40%, 08/15/27 (Call 05/15/27)	2,900	2,783,362
4.20%, 08/15/47 (Call 02/15/47)	1,840	1,781,102
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	1,000	998,760
4.13%, 05/07/28 (Call 02/07/28)	2,550	2,558,925
4.63%, 05/07/48 (Call 11/07/47)	1,050	1,045,716
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	1,238	1,214,243
2.60%, 10/01/20 (Call 09/01/20)	1,925	1,906,770
2.60%, 06/12/22	1,830	1,776,399
3.25%, 07/15/27 (Call 04/15/27)	1,450	1,379,733
3.30%, 07/15/26 (Call 04/15/26)	2,483	2,388,398
3.55%, 03/15/25 (Call 01/15/25)	1,400	1,379,812
3.75%, 10/01/25 (Call 07/01/25)	1,530	1,519,749
4.45%, 03/15/48 (Call 09/15/47)	1,250	1,249,387
4.50%, 04/01/46 (Call 10/01/45)	1,080	1,077,991
4.85%, 10/01/45 (Call 04/01/45)	2,045	2,146,187
5.38%, 09/21/35	1,150	1,283,630
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	1,100	1,063,029
3.55%, 06/02/27 (Call 03/02/27)	4,430	4,212,000
3.95%, 08/15/24 (Call 05/15/24)	3,497	3,514,765
4.50%, 06/15/22 (Call 03/15/22)	4,143	4,280,630
4.55%, 06/02/47 (Call 12/02/46)	890	839,875
4.88%, 08/15/34 (Call 02/15/34)	3,050	3,106,089
5.15%, 08/15/44 (Call 02/15/44)	1,274	1,301,404

		217,744,630
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47 (Call 05/02/47)	105	103,344
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,150	1,170,631
6.75%, 02/15/44 (Call 08/15/43)	415	440,635

Security	Par (000)	Value

Forest Products & Paper (continued)
Fibria Overseas Finance Ltd.
5.25%, 05/12/24(b)	$1,065	$1,071,379
5.50%, 01/17/27	290	287,683
Georgia-Pacific LLC
7.38%, 12/01/25	750	907,860
7.75%, 11/15/29	850	1,131,452
8.00%, 01/15/24	221	266,800
8.88%, 05/15/31	1,050	1,542,282
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	3,720	3,431,365
3.65%, 06/15/24 (Call 03/15/24)	3,905	3,889,458
3.80%, 01/15/26 (Call 10/15/25)	2,175	2,144,746
4.35%, 08/15/48 (Call 02/15/48)	1,250	1,151,463
4.40%, 08/15/47 (Call 02/15/47)	3,605	3,347,098
4.75%, 02/15/22 (Call 11/15/21)	660	686,070
4.80%, 06/15/44 (Call 12/15/43)	1,689	1,666,638
5.00%, 09/15/35 (Call 03/15/35)	2,619	2,702,965
5.15%, 05/15/46 (Call 11/15/45)	2,583	2,648,324
6.00%, 11/15/41 (Call 05/15/41)	1,625	1,824,940
7.30%, 11/15/39	3,437	4,374,614
7.50%, 08/15/21	7	7,787
8.70%, 06/15/38	432	602,251

		35,399,785
Gas — 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	1,565	1,492,306
4.13%, 10/15/44 (Call 04/15/44)	450	446,571
4.15%, 01/15/43 (Call 07/15/42)	1,894	1,884,227
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,559,149
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	1,300	1,295,242
4.00%, 04/01/28 (Call 01/01/28)	2,025	2,025,304
4.10%, 09/01/47 (Call 03/01/47)	900	846,549
4.50%, 01/15/21 (Call 10/15/20)	3,015	3,077,652
5.85%, 01/15/41 (Call 07/15/40)	608	717,428
6.63%, 11/01/37	345	417,478
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	453	449,507
2.80%, 11/15/20 (Call 10/15/20)	3,845	3,804,243
3.55%, 11/01/23 (Call 08/01/23)	1,525	1,511,550
3.60%, 12/15/24 (Call 09/15/24)	95	93,939
4.60%, 12/15/44 (Call 06/15/44)	350	352,580
4.80%, 11/01/43 (Call 05/01/43)	3,435	3,535,096
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	6,055	5,964,114
3.95%, 09/15/27 (Call 06/15/27)	1,845	1,727,953
4.75%, 09/01/28 (Call 06/01/28)	800	783,672
4.90%, 12/01/21 (Call 09/01/21)	3,200	3,289,824
5.20%, 07/15/25 (Call 04/15/25)	1,050	1,079,127
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	2,905	2,807,828
3.85%, 02/15/23 (Call 11/15/22)	130	130,941
3.95%, 03/30/48 (Call 09/30/47)	70	64,796
4.38%, 05/15/47 (Call 11/15/46)	1,720	1,702,903
4.80%, 02/15/44 (Call 08/15/43)	1,130	1,179,810
5.25%, 02/15/43 (Call 08/15/42)	500	553,615
5.65%, 02/01/45 (Call 08/01/44)	1,467	1,691,964
5.80%, 02/01/42 (Call 08/01/41)	1,850	2,113,126
5.95%, 06/15/41 (Call 12/15/40)	1,905	2,231,212
6.25%, 12/15/40	500	600,285

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	$483	$482,918
4.66%, 02/01/44 (Call 08/01/43)	531	567,214
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	1,400	1,287,048
4.10%, 09/18/34 (Call 03/18/34)	910	880,298
4.65%, 08/01/43 (Call 02/01/43)	695	736,568
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	4,525	4,458,754
3.20%, 06/15/25 (Call 03/15/25)	400	390,004
4.45%, 03/15/44 (Call 09/15/43)	1,490	1,566,705
5.13%, 11/15/40	1,940	2,195,032
Series KK, 5.75%, 11/15/35	50	60,348
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,275	3,043,130
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,000	1,010,340
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	1,800	1,700,550
3.25%, 06/15/26 (Call 03/15/26)	1,000	948,490
3.50%, 09/15/21 (Call 06/15/21)	975	971,051
3.95%, 10/01/46 (Call 04/01/46)	1,860	1,691,837
4.40%, 06/01/43 (Call 12/01/42)	1,255	1,235,184
4.40%, 05/30/47 (Call 11/30/46)	880	853,934
5.88%, 03/15/41 (Call 09/15/40)	3,080	3,589,062
6.00%, 10/01/34	15	17,260
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	1,500	1,482,825
3.80%, 09/29/46 (Call 03/29/46)	780	717,382

		80,315,925
Hand & Machine Tools — 0.0%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	800	796,568
4.63%, 06/15/28 (Call 03/15/28)	1,200	1,198,944
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	1,500	1,461,240
Stanley Black & Decker Inc.
2.90%, 11/01/22	475	465,552
3.40%, 12/01/21 (Call 09/01/21)	2,150	2,158,213
5.20%, 09/01/40	1,685	1,891,109

		7,971,626
Health Care - Products — 0.4%
Abbott Laboratories
2.00%, 03/15/20	2,550	2,514,122
2.35%, 11/22/19	847	843,985
2.55%, 03/15/22	3,064	2,982,467
2.80%, 09/15/20 (Call 08/15/20)	2,860	2,845,671
2.90%, 11/30/21 (Call 10/30/21)	8,675	8,580,963
2.95%, 03/15/25 (Call 12/15/24)	3,115	2,986,880
3.25%, 04/15/23 (Call 01/15/23)	415	412,070
3.40%, 11/30/23 (Call 09/30/23)	3,900	3,882,996
3.75%, 11/30/26 (Call 08/30/26)	7,819	7,781,000
3.88%, 09/15/25 (Call 06/15/25)	1,174	1,186,703
4.13%, 05/27/20	1,820	1,852,614
4.75%, 11/30/36 (Call 05/30/36)	7,628	8,130,761
4.75%, 04/15/43 (Call 10/15/42)	2,127	2,271,764
4.90%, 11/30/46 (Call 05/30/46)	7,575	8,246,296
5.30%, 05/27/40	2,535	2,844,726
6.00%, 04/01/39	1,545	1,852,965
6.15%, 11/30/37	1,290	1,561,055

Security	Par (000)	Value

Health Care - Products (continued)
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	$1,800	$1,719,000
2.60%, 08/15/26 (Call 05/15/26)	3,130	2,876,126
3.50%, 08/15/46 (Call 02/15/46)	2,768	2,387,760
6.25%, 12/01/37	500	588,970
Becton Dickinson and Co.
2.40%, 06/05/20	1,350	1,328,454
2.68%, 12/15/19	2,340	2,327,832
2.89%, 06/06/22 (Call 05/06/22)	2,795	2,723,280
3.13%, 11/08/21	3,621	3,579,938
3.25%, 11/12/20	3,471	3,458,435
3.36%, 06/06/24 (Call 04/06/24)	2,546	2,466,234
3.70%, 06/06/27 (Call 03/06/27)	2,725	2,616,899
3.73%, 12/15/24 (Call 09/15/24)	3,724	3,668,103
4.67%, 06/06/47 (Call 12/06/46)	4,575	4,545,674
4.69%, 12/15/44 (Call 06/15/44)	3,817	3,768,791
4.88%, 05/15/44 (Call 11/15/43)	460	450,841
5.00%, 11/12/40	3,347	3,414,743
6.00%, 05/15/39	525	577,301
Boston Scientific Corp.
2.85%, 05/15/20	1,715	1,703,287
3.85%, 05/15/25	3,585	3,601,670
4.00%, 03/01/28 (Call 12/01/27)	1,000	994,080
4.13%, 10/01/23 (Call 07/01/23)	775	790,120
6.00%, 01/15/20	2,659	2,760,680
7.00%, 11/15/35	355	453,406
7.38%, 01/15/40	1,240	1,677,199
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	4,956	4,937,861
4.20%, 06/15/20	910	928,236
6.55%, 10/15/37	250	323,003
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	500	493,675
3.35%, 09/15/25 (Call 06/15/25)	300	296,688
4.38%, 09/15/45 (Call 03/15/45)	3,030	3,178,682
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	665	673,918
Koninklijke Philips NV, 5.00%, 03/15/42 .	2,538	2,842,560
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	2,967	3,051,827
6.00%, 03/01/20	1,551	1,611,442
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	2,496	2,455,165
Medtronic Inc.
2.50%, 03/15/20	3,981	3,955,203
2.75%, 04/01/23 (Call 01/01/23)	1,449	1,420,281
3.13%, 03/15/22 (Call 12/15/21)	882	881,541
3.15%, 03/15/22	7,015	6,997,463
3.50%, 03/15/25	12,190	12,183,783
3.63%, 03/15/24 (Call 12/15/23)	1,865	1,885,310
4.13%, 03/15/21 (Call 12/15/20)	1,825	1,864,347
4.38%, 03/15/35	5,462	5,707,899
4.50%, 03/15/42 (Call 09/15/41)	3,800	4,005,542
4.63%, 03/15/44 (Call 09/15/43)	2,886	3,069,925
4.63%, 03/15/45	10,130	10,822,183
5.55%, 03/15/40	640	752,710
6.50%, 03/15/39	1,053	1,359,781
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	2,465	2,435,864
3.38%, 05/15/24 (Call 02/15/24)	2,050	2,025,564

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.38%, 11/01/25 (Call 08/01/25)	$2,426	$2,368,674
3.50%, 03/15/26 (Call 12/15/25)	1,714	1,678,606
3.65%, 03/07/28 (Call 12/07/27)	1,500	1,469,145
4.10%, 04/01/43 (Call 10/01/42)	1,835	1,732,937
4.38%, 01/15/20	370	376,438
4.38%, 05/15/44 (Call 11/15/43)	1,380	1,363,330
4.63%, 03/15/46 (Call 09/15/45)	3,426	3,550,295
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	2,360	2,206,954
3.00%, 04/15/23 (Call 02/15/23)	1,155	1,124,912
3.15%, 01/15/23 (Call 10/15/22)	1,320	1,298,207
3.20%, 08/15/27 (Call 05/15/27)	2,885	2,729,585
3.60%, 08/15/21 (Call 05/15/21)	3,310	3,327,973
3.65%, 12/15/25 (Call 09/15/25)	2,050	2,034,564
4.10%, 08/15/47 (Call 02/15/47)	1,385	1,332,259
4.15%, 02/01/24 (Call 11/01/23)	2,742	2,810,358
4.50%, 03/01/21	515	529,626
4.70%, 05/01/20	210	215,006
5.30%, 02/01/44 (Call 08/01/43)	3,525	3,973,556
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	4,774	4,733,039
3.15%, 04/01/22 (Call 02/01/22)	350	344,631
3.38%, 11/30/21 (Call 08/30/21)	835	829,848
3.55%, 04/01/25 (Call 01/01/25)	3,865	3,726,788
3.70%, 03/19/23 (Call 02/19/23)	715	714,228
4.25%, 08/15/35 (Call 02/15/35)	1,058	1,004,740
5.75%, 11/30/39	90	101,462

		240,993,475
Health Care - Services — 0.5%
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (Call 05/15/28)	671	680,112
4.27%, 08/15/48 (Call 02/15/48)	923	945,863
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	2,990	2,894,440
2.80%, 06/15/23 (Call 04/15/23)	3,810	3,674,859
3.50%, 11/15/24 (Call 08/15/24)	1,711	1,678,782
3.88%, 08/15/47 (Call 02/15/47)	1,005	897,797
4.13%, 06/01/21 (Call 03/01/21)	2,050	2,088,602
4.13%, 11/15/42 (Call 05/15/42)	770	717,771
4.50%, 05/15/42 (Call 11/15/41)	1,850	1,823,286
4.75%, 03/15/44 (Call 09/15/43)	3,675	3,699,034
6.63%, 06/15/36	3,421	4,267,492
6.75%, 12/15/37	1,655	2,104,018
AHS Hospital Corp., 5.02%, 07/01/45	381	430,823
Anthem Inc.
2.50%, 11/21/20	520	512,288
3.13%, 05/15/22	5,090	5,024,390
3.30%, 01/15/23	6,990	6,917,024
3.35%, 12/01/24 (Call 10/01/24)	1,185	1,156,607
3.50%, 08/15/24 (Call 05/15/24)	2,457	2,414,150
3.65%, 12/01/27 (Call 09/01/27)	4,050	3,865,239
3.70%, 08/15/21 (Call 05/15/21)	510	514,707
4.10%, 03/01/28 (Call 12/01/27)	4,126	4,066,132
4.35%, 08/15/20	2,120	2,167,106
4.38%, 12/01/47 (Call 06/01/47)	460	431,747
4.63%, 05/15/42	7,450	7,235,216
4.65%, 01/15/43	1,386	1,361,010
4.65%, 08/15/44 (Call 02/15/44)	2,290	2,242,689
4.85%, 08/15/54 (Call 02/15/54)	1,300	1,270,815
5.10%, 01/15/44	1,345	1,396,930

Security	Par (000)	Value

Health Care - Services (continued)
Ascension Health
3.95%, 11/15/46	$550	$542,872
4.85%, 11/15/53	4,080	4,622,028
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	1,130	1,143,639
Catholic Health Initiatives
2.95%, 11/01/22	1,000	968,110
4.35%, 11/01/42	3,035	2,813,900
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,500	1,520,910
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	4,250	3,853,687
3.25%, 04/15/25 (Call 01/15/25)	4,620	4,387,013
3.88%, 10/15/47 (Call 04/15/47)	2,849	2,427,376
4.38%, 12/15/20 (Call 09/15/20)	390	397,827
4.50%, 03/15/21 (Call 12/15/20)	4,000	4,103,600
7.88%, 05/15/27	21	26,069
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	2,105	2,211,155
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	1,425	1,415,695
Dignity Health
2.64%, 11/01/19	410	408,282
5.27%, 11/01/64	580	585,910
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,086	1,081,515
Howard Hughes Medical Institute, 3.50%, 09/01/23	5,186	5,265,138
Humana Inc.
2.50%, 12/15/20	580	570,024
2.63%, 10/01/19	494	491,901
2.90%, 12/15/22 (Call 11/15/22)	1,740	1,694,708
3.15%, 12/01/22 (Call 09/01/22)	365	359,094
3.85%, 10/01/24 (Call 07/01/24)	1,745	1,746,361
3.95%, 03/15/27 (Call 12/15/26)	3,040	3,015,102
4.63%, 12/01/42 (Call 06/01/42)	2,330	2,336,827
4.80%, 03/15/47 (Call 09/15/46)	2,195	2,272,571
4.95%, 10/01/44 (Call 04/01/44)	3,145	3,300,552
8.15%, 06/15/38	30	41,683
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	410	403,953
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	2,000	1,931,420
3.50%, 04/01/22	600	604,296
4.15%, 05/01/47 (Call 11/01/46)	15	15,361
4.88%, 04/01/42	655	736,534
Laboratory Corp. of America Holdings
2.63%, 02/01/20	360	357,602
3.60%, 02/01/25 (Call 11/01/24)	1,606	1,572,595
3.60%, 09/01/27 (Call 06/01/27)	2,030	1,952,799
3.75%, 08/23/22 (Call 05/23/22)	600	605,250
4.00%, 11/01/23 (Call 08/01/23)	500	506,110
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,665,312
4.70%, 02/01/45 (Call 08/01/44)	4,180	4,129,589
Mayo Clinic, Series 2016, 4.13%, 11/15/52	2,005	2,055,947
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,050	1,060,920
Series 2015, 4.20%, 07/01/55	60	61,418
Montefiore Medical Center, Series 18-C, 5.25%, 11/01/48	732	744,737

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	$793	$752,771
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	3,100	3,088,375
4.06%, 08/01/56	250	248,663
Northwell Healthcare Inc.
4.26%, 11/01/47 (Call 11/01/46)	920	890,128
6.15%, 11/01/43	1,750	2,135,333
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	288	283,533
Partners Healthcare System Inc., Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	915	855,552
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	766	734,885
Series H, 2.75%, 10/01/26	110	102,113
Series I, 3.74%, 10/01/47	1,740	1,636,313
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	150	148,358
3.45%, 06/01/26 (Call 03/01/26)	1,072	1,025,282
3.50%, 03/30/25 (Call 12/30/24)	105	101,964
4.25%, 04/01/24 (Call 01/01/24)	2,750	2,801,727
4.70%, 04/01/21	2,520	2,594,542
4.70%, 03/30/45 (Call 09/30/44)	690	684,301
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/45)	600	571,494
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	776	754,939
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	1,859	1,847,809
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	1,569	1,516,721
Texas Health Resources, 4.33%, 11/15/55	25	26,278
UnitedHealth Group Inc.
1.95%, 10/15/20	2,905	2,848,992
2.13%, 03/15/21	1,395	1,363,320
2.30%, 12/15/19	2,340	2,324,018
2.38%, 10/15/22	1,415	1,365,631
2.70%, 07/15/20	4,623	4,604,832
2.75%, 02/15/23 (Call 11/15/22)	3,404	3,323,700
2.88%, 12/15/21	2,025	2,008,213
2.88%, 03/15/22 (Call 12/15/21)	2,496	2,474,285
2.88%, 03/15/23	3,200	3,142,912
2.95%, 10/15/27	3,125	2,950,406
3.10%, 03/15/26	6,600	6,376,788
3.15%, 06/15/21	1,500	1,501,590
3.35%, 07/15/22	2,970	2,985,088
3.38%, 11/15/21 (Call 08/15/21)	2,620	2,638,419
3.38%, 04/15/27	2,050	2,007,873
3.45%, 01/15/27	2,200	2,169,486
3.50%, 06/15/23	1,600	1,611,664
3.75%, 07/15/25	6,983	7,061,279
3.75%, 10/15/47 (Call 04/15/47)	425	396,916
3.85%, 06/15/28	2,900	2,934,539
3.88%, 10/15/20 (Call 07/15/20)	750	761,663
3.95%, 10/15/42 (Call 04/15/42)	1,650	1,593,356
4.20%, 01/15/47 (Call 07/15/46)	3,175	3,188,716
4.25%, 03/15/43 (Call 09/15/42)	4,215	4,238,267
4.25%, 04/15/47 (Call 10/15/46)	2,267	2,278,222
4.25%, 06/15/48 (Call 12/15/47)	6,725	6,755,800
4.38%, 03/15/42 (Call 09/15/41)	55	56,619
4.63%, 07/15/35	815	875,514

Security	Par (000)	Value

Health Care - Services (continued)
4.63%, 11/15/41 (Call 05/15/41)	$2,536	$2,699,166
4.70%, 02/15/21 (Call 11/15/20)	540	559,251
4.75%, 07/15/45	4,161	4,491,300
5.70%, 10/15/40 (Call 04/15/40)	1,275	1,523,051
5.80%, 03/15/36	515	615,446
5.95%, 02/15/41 (Call 08/15/40)	1,470	1,815,788
6.50%, 06/15/37	1,996	2,584,081
6.63%, 11/15/37	825	1,080,354
6.88%, 02/15/38	4,236	5,706,231

		259,200,178
Holding Companies - Diversified — 0.0%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	2,445	2,390,036
3.88%, 01/15/20 (Call 12/15/19)	1,800	1,809,468
4.25%, 03/01/25 (Call 01/01/25)	1,130	1,092,879
FS Investment Corp., 4.75%, 05/15/22 (Call 04/15/22)	940	932,950
Prospect Capital Corp., 5.88%, 03/15/23	695	709,804

		6,935,137
Home Builders — 0.0%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	1,110	1,142,812
5.75%, 08/15/23 (Call 05/15/23)	2,500	2,684,825
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	900	904,860

		4,732,497
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,329	1,259,347
3.80%, 11/15/24 (Call 08/15/24)	2,000	1,963,660
Whirlpool Corp.
3.70%, 03/01/23	1,600	1,592,928
3.70%, 05/01/25	1,100	1,073,809
4.50%, 06/01/46 (Call 12/01/45)	1,615	1,468,277
4.70%, 06/01/22	500	518,655
4.85%, 06/15/21	2,710	2,805,067

		10,681,743
Household Products & Wares — 0.0%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	500	496,460
2.45%, 08/01/22 (Call 07/01/22)	2,390	2,304,462
2.88%, 10/01/22	1,070	1,046,075
3.15%, 08/01/27 (Call 05/01/27)	1,645	1,541,233
3.95%, 08/01/47 (Call 02/01/47)	1,475	1,349,817
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	1,800	1,706,346
3.50%, 12/15/24 (Call 09/15/24)	1,100	1,098,196
3.80%, 11/15/21	1,800	1,832,328
3.90%, 05/15/28 (Call 02/15/28)	1,500	1,508,325
Kimberly-Clark Corp.
1.85%, 03/01/20(b)	565	556,779
2.15%, 08/15/20	300	295,104
2.65%, 03/01/25	653	616,948
2.75%, 02/15/26	910	860,232
3.05%, 08/15/25	845	819,320
3.20%, 07/30/46 (Call 01/30/46)	2,775	2,422,186
3.70%, 06/01/43	50	46,909
3.88%, 03/01/21	750	763,703
3.90%, 05/04/47 (Call 11/04/46)	2,300	2,261,567

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
5.30%, 03/01/41	$1,000	$1,174,820
6.63%, 08/01/37	423	562,345

		23,263,155
Housewares — 0.0%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	720	716,278
3.15%, 04/01/21 (Call 03/01/21)	812	800,145
3.85%, 04/01/23 (Call 02/01/23)	1,609	1,583,176
3.90%, 11/01/25 (Call 08/01/25)	1,160	1,100,457
4.00%, 06/15/22 (Call 03/15/22)	2,600	2,584,712
4.00%, 12/01/24 (Call 09/01/24)	50	48,704
4.20%, 04/01/26 (Call 01/01/26)	4,340	4,187,926
5.38%, 04/01/36 (Call 10/01/35)	255	247,750
5.50%, 04/01/46 (Call 10/01/45)	7,155	6,884,827
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	3,278	3,356,377

		21,510,352
Insurance — 0.8%
ACE Capital Trust II, 9.70%, 04/01/30	500	701,780
Aflac Inc.
2.40%, 03/16/20	850	843,285
3.25%, 03/17/25	5,000	4,879,350
3.63%, 06/15/23	300	302,760
3.63%, 11/15/24	1,725	1,728,691
4.00%, 02/15/22	850	869,142
4.00%, 10/15/46 (Call 04/15/46)	890	844,833
6.45%, 08/15/40	50	61,093
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	860	882,162
4.95%, 06/27/22	1,870	1,961,593
5.63%, 09/15/20	1,500	1,565,190
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,000	973,010
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	2,310	2,242,640
4.20%, 12/15/46 (Call 06/15/46)	1,445	1,442,659
4.50%, 06/15/43	2,526	2,606,706
5.35%, 06/01/33	1,097	1,225,141
5.55%, 05/09/35	1,959	2,263,762
5.95%, 04/01/36	38	45,915
6.50%, 05/15/67 (Call 05/15/37)(a)(e)	2,495	2,791,231
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(e)	3,790	3,966,614
Alterra Finance LLC, 6.25%, 09/30/20	1,525	1,609,927
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	1,650	1,558,243
4.50%, 06/15/47 (Call 12/15/46)	1,600	1,525,408
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	5,835	5,830,974
3.38%, 08/15/20	3,750	3,758,737
3.75%, 07/10/25 (Call 04/10/25)	3,064	2,998,093
3.88%, 01/15/35 (Call 07/15/34)	4,790	4,362,253
3.90%, 04/01/26 (Call 01/01/26)	4,320	4,243,147
4.13%, 02/15/24	3,319	3,360,919
4.20%, 04/01/28 (Call 01/01/28)	749	744,903
4.38%, 01/15/55 (Call 07/15/54)	2,748	2,451,821
4.50%, 07/16/44 (Call 01/16/44)	6,978	6,641,102
4.70%, 07/10/35 (Call 01/10/35)	1,125	1,123,774
4.80%, 07/10/45 (Call 01/10/45)	3,385	3,374,710
4.88%, 06/01/22	4,344	4,550,818

Security	Par (000)	Value

Insurance (continued)
6.25%, 05/01/36	$2,750	$3,165,635
6.40%, 12/15/20	580	619,997
8.18%, 05/15/68 (Call 05/15/38)(a)(e)	2,800	3,542,504
Aon Corp.
5.00%, 09/30/20	1,650	1,704,054
8.21%, 01/01/27	140	171,427
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	870	856,846
3.50%, 06/14/24 (Call 03/14/24)	3,917	3,858,010
3.88%, 12/15/25 (Call 09/15/25)	2,235	2,235,291
4.00%, 11/27/23 (Call 08/27/23)	1,825	1,853,360
4.25%, 12/12/42	1,120	1,051,378
4.45%, 05/24/43 (Call 02/24/43)	25	24,277
4.60%, 06/14/44 (Call 03/14/44)	1,160	1,163,990
4.75%, 05/15/45 (Call 11/15/44)	775	791,678
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	588	587,200
5.03%, 12/15/46 (Call 06/15/46)	600	639,330
Arch Capital Group Ltd., 7.35%, 05/01/34	25	32,416
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	912	984,577
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	3,709	3,793,157
Assurant Inc.
4.00%, 03/15/23	4,340	4,329,063
6.75%, 02/15/34	925	1,078,929
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(b)	1,158	1,202,398
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	1,808	1,697,911
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(d)	5,000	4,856,250
5.00%, 04/20/48 (Call 10/20/47)(d)	5,075	4,778,062
AXA SA, 8.60%, 12/15/30	3,173	4,163,484
AXIS Specialty Finance LLC, 5.88%, 06/01/20	180	187,412
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	2,175	2,084,020
5.15%, 04/01/45	315	312,357
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	210	210,376
3.00%, 05/15/22	3,925	3,929,788
4.20%, 08/15/48 (Call 02/15/48)	1,500	1,523,040
4.25%, 01/15/21	6,440	6,638,674
4.30%, 05/15/43	590	606,255
4.40%, 05/15/42	2,430	2,535,073
5.75%, 01/15/40	1,810	2,200,326
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	1,010	993,648
2.75%, 03/15/23 (Call 01/15/23)	5,585	5,494,188
3.13%, 03/15/26 (Call 12/15/25)	4,660	4,535,671
3.40%, 01/31/22	443	448,874
3.75%, 08/15/21(b)	450	460,080
4.50%, 02/11/43	2,797	2,960,009
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	4,105	3,672,538
4.70%, 06/22/47 (Call 12/22/46)	2,765	2,315,107
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	315	315,252
Chubb Corp. (The), 6.00%, 05/11/37	3,165	3,905,388
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	565	556,322
2.88%, 11/03/22 (Call 09/03/22)	920	903,192
3.15%, 03/15/25	1,775	1,733,855
3.35%, 05/03/26 (Call 02/03/26)	1,085	1,065,535

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.15%, 03/13/43	$2,165	$2,181,281
4.35%, 11/03/45 (Call 05/03/45)	6,675	6,953,414
6.70%, 05/15/36	15	19,562
Cincinnati Financial Corp., 6.92%, 05/15/28	125	153,221
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	1,805	1,692,801
3.95%, 05/15/24 (Call 02/15/24)	2,350	2,358,460
4.50%, 03/01/26 (Call 12/01/25)	3,668	3,743,671
5.75%, 08/15/21	150	158,898
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	86	87,997
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(d)	50	49,975
Fidelity National Financial Inc.
4.50%, 08/15/28 (Call 05/15/28)(d)	1,000	998,660
5.50%, 09/01/22	2,663	2,831,435
First American Financial Corp., 4.60%, 11/15/24	1,000	1,008,430
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	501	482,508
5.13%, 04/15/22	2,985	3,150,429
5.50%, 03/30/20	126	130,425
5.95%, 10/15/36	1,104	1,294,959
6.10%, 10/01/41	1,470	1,760,457
6.63%, 03/30/40	815	1,036,533
Lincoln National Corp.
3.35%, 03/09/25	845	816,870
3.63%, 12/12/26 (Call 09/15/26)	2,945	2,855,472
3.80%, 03/01/28 (Call 12/01/27)	150	145,977
4.20%, 03/15/22	4,310	4,410,682
4.35%, 03/01/48 (Call 09/01/47)	250	238,270
4.85%, 06/24/21	350	363,580
6.15%, 04/07/36	118	138,071
6.30%, 10/09/37	40	47,900
7.00%, 06/15/40	1,425	1,831,438
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,100	2,028,012
3.75%, 04/01/26 (Call 01/01/26)	2,415	2,416,304
4.13%, 05/15/43 (Call 11/15/42)	1,825	1,739,353
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)(e)	400	382,608
4.15%, 03/04/26	10,100	10,247,965
4.90%, 09/17/20	275	283,649
5.38%, 03/04/46	3,350	3,824,896
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	2,360	2,227,675
4.30%, 11/01/47 (Call 05/01/47)	975	902,509
4.90%, 07/01/22	1,608	1,680,408
5.00%, 03/30/43	10	10,199
5.00%, 04/05/46	2,210	2,304,566
5.35%, 06/01/21	365	380,874
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,605	1,597,087
2.35%, 03/06/20 (Call 02/06/20)	2,475	2,445,696
2.75%, 01/30/22 (Call 12/30/21)	930	911,326
3.30%, 03/14/23 (Call 01/14/23)	1,484	1,469,843
3.50%, 06/03/24 (Call 03/03/24)	1,370	1,362,890
3.50%, 03/10/25 (Call 12/10/24)	643	635,233
3.75%, 03/14/26 (Call 12/14/25)	1,422	1,424,133
4.20%, 03/01/48 (Call 09/01/47)	1,620	1,603,201
4.35%, 01/30/47 (Call 07/30/46)	355	359,090
4.80%, 07/15/21 (Call 04/15/21)	60	62,224

Security	Par (000)	Value

Insurance (continued)
5.88%, 08/01/33	$260	$306,896
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	1,025	1,006,120
MetLife Inc.
3.00%, 03/01/25	2,158	2,072,435
3.05%, 12/15/22	625	617,650
3.60%, 04/10/24	6,569	6,606,772
3.60%, 11/13/25 (Call 08/13/25)	1,200	1,193,496
4.05%, 03/01/45	2,485	2,359,607
4.13%, 08/13/42	825	795,762
4.60%, 05/13/46 (Call 11/13/45)	1,085	1,116,519
4.72%, 12/15/44	3,243	3,406,350
4.75%, 02/08/21	3,354	3,475,616
4.88%, 11/13/43	2,150	2,275,216
5.70%, 06/15/35	1,960	2,271,307
5.88%, 02/06/41	5,445	6,499,588
6.40%, 12/15/66 (Call 12/15/31)	4,527	4,839,454
6.50%, 12/15/32	655	813,910
10.75%, 08/01/69 (Call 08/01/34) .	1,365	2,099,534
Series D, 4.37%, 09/15/23	1,889	1,968,036
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,850	1,792,631
4.88%, 10/01/24 (Call 09/01/24)	2,650	2,748,659
PartnerRe Finance B LLC, 5.50%, 06/01/20	1,636	1,692,933
Primerica Inc., 4.75%, 07/15/22	3,700	3,845,595
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	1,015	951,177
3.13%, 05/15/23	35	34,339
3.30%, 09/15/22	528	524,283
3.40%, 05/15/25 (Call 02/15/25)	1,555	1,522,423
4.30%, 11/15/46 (Call 05/15/46)	505	491,340
4.35%, 05/15/43	800	781,208
4.63%, 09/15/42	15	15,340
4.70%, 05/15/55 (Call 05/15/20)(a)(e)	1,000	1,007,500
6.05%, 10/15/36	2,210	2,636,464
Progressive Corp. (The)
2.45%, 01/15/27	3,225	2,954,422
3.70%, 01/26/45	100	92,595
3.75%, 08/23/21	1,505	1,525,664
4.13%, 04/15/47 (Call 10/15/46)	3,775	3,746,801
4.20%, 03/15/48 (Call 09/15/47)	295	295,531
4.35%, 04/25/44	1,525	1,557,254
6.25%, 12/01/32	210	258,829
6.63%, 03/01/29	35	42,418
Protective Life Corp., 8.45%, 10/15/39	525	758,200
Prudential Financial Inc.
3.50%, 05/15/24	3,625	3,647,040
3.88%, 03/27/28 (Call 12/27/27)	1,250	1,253,612
3.91%, 12/07/47 (Call 06/07/47)	3,013	2,781,330
3.94%, 12/07/49 (Call 06/07/49)	8,623	7,978,258
4.42%, 03/27/48 (Call 09/27/47)	830	831,594
4.50%, 11/16/21	1,894	1,961,085
4.50%, 09/15/47 (Call 09/15/27)(a)(b)(e)	860	799,413
4.60%, 05/15/44	2,205	2,272,319
5.20%, 03/15/44 (Call 03/15/24)(a)(e)	3,150	3,172,491
5.38%, 06/21/20	914	950,194
5.38%, 05/15/45 (Call 05/15/25)(a)(e)	1,775	1,789,892
5.63%, 06/15/43 (Call 06/15/23)(a)(e)	5,825	6,083,513
5.70%, 12/14/36	168	194,611
5.88%, 09/15/42 (Call 09/15/22)(a)(e)	2,108	2,244,619

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.63%, 06/21/40	$15	$19,125
Series D, 6.63%, 12/01/37	95	120,646
Reinsurance Group of America Inc., 5.00%, 06/01/21	5,750	5,979,482
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	1,170	1,109,101
Sompo International Holdings Ltd.
4.70%, 10/15/22	3,020	3,087,829
7.00%, 07/15/34	220	260,454
Swiss Re America Holding Corp., 7.00%, 02/15/26	510	595,247
Torchmark Corp., 3.80%, 09/15/22	500	504,820
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,620	2,243,408
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	1,000	933,740
3.90%, 11/01/20	2,908	2,953,423
4.00%, 05/30/47 (Call 11/30/46)	2,320	2,267,081
4.05%, 03/07/48 (Call 09/07/47)	500	491,335
4.30%, 08/25/45 (Call 02/25/45)	2,675	2,728,660
4.60%, 08/01/43	445	470,472
5.35%, 11/01/40	4,270	4,956,360
6.25%, 06/15/37	1,345	1,695,668
Travelers Property Casualty Corp., 6.38%, 03/15/33	26	32,683
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	300	297,942
4.40%, 03/15/26 (Call 12/15/25)	300	300,873
4.63%, 08/15/23	1,500	1,538,610
6.13%, 08/15/43	1,000	1,180,370
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	500	493,795
3.88%, 11/05/25(b)	75	72,814
4.00%, 03/15/24	4,060	4,041,608
5.63%, 09/15/20	35	36,468
5.75%, 08/15/42	1,545	1,652,640
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,600	2,475,252
3.65%, 06/15/26	2,075	2,001,607
4.80%, 06/15/46	1,585	1,596,253
5.70%, 07/15/43	850	954,278
Willis Towers Watson PLC, 5.75%, 03/15/21	1,470	1,541,530
WR Berkley Corp.
4.63%, 03/15/22	1,650	1,705,968
4.75%, 08/01/44	430	433,431
5.38%, 09/15/20	1,000	1,037,320
6.25%, 02/15/37	35	41,116
7.38%, 09/15/19	200	208,646
XLIT Ltd.
4.45%, 03/31/25	2,000	1,996,240
5.25%, 12/15/43	200	219,818
5.50%, 03/31/45	3,720	4,004,989
5.75%, 10/01/21	1,620	1,721,525
6.25%, 05/15/27	375	429,698
6.38%, 11/15/24	1,890	2,124,454

		431,858,331
Internet — 0.3%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	4,610	4,579,851
2.80%, 06/06/23 (Call 05/06/23)	770	745,938
3.13%, 11/28/21 (Call 09/28/21)	1,091	1,080,166
3.40%, 12/06/27 (Call 09/06/27)	6,950	6,532,166
3.60%, 11/28/24 (Call 08/28/24)(b)	5,044	4,984,733
4.00%, 12/06/37 (Call 06/06/37)	2,155	2,020,313

Security	Par (000)	Value

Internet (continued)
4.20%, 12/06/47 (Call 06/06/47)	$2,155	$2,023,761
4.40%, 12/06/57 (Call 06/06/57)	665	630,639
4.50%, 11/28/34 (Call 05/28/34)(b)	3,017	3,024,301
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	2,737	2,490,752
3.38%, 02/25/24	4,875	4,951,830
3.63%, 05/19/21	2,561	2,614,883
Amazon.com Inc.
1.90%, 08/21/20	3,050	2,995,924
2.40%, 02/22/23 (Call 01/22/23)	13,975	13,491,325
2.50%, 11/29/22 (Call 08/29/22)	4,255	4,151,518
2.60%, 12/05/19 (Call 11/05/19)	4,496	4,491,639
2.80%, 08/22/24 (Call 06/22/24)	2,018	1,961,052
3.15%, 08/22/27 (Call 05/22/27)	9,385	9,074,920
3.30%, 12/05/21 (Call 10/05/21)	2,035	2,055,350
3.80%, 12/05/24 (Call 09/05/24)	4,810	4,941,361
3.88%, 08/22/37 (Call 02/22/37)	5,549	5,476,974
4.05%, 08/22/47 (Call 02/22/47)	4,090	4,056,912
4.25%, 08/22/57 (Call 02/22/57)	1,250	1,262,425
4.80%, 12/05/34 (Call 06/05/34)	4,100	4,504,588
4.95%, 12/05/44 (Call 06/05/44)	4,856	5,509,229
5.20%, 12/03/25 (Call 09/03/25)	1,154	1,275,609
Baidu Inc.
3.50%, 11/28/22	650	641,797
3.88%, 09/29/23 (Call 08/29/23)	800	798,536
4.13%, 06/30/25	6,900	6,867,984
4.38%, 03/29/28 (Call 12/29/27)	970	967,895
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	1,665	1,608,373
3.55%, 03/15/28 (Call 12/15/27)	1,927	1,858,071
3.60%, 06/01/26 (Call 03/01/26)	1,700	1,664,045
3.65%, 03/15/25 (Call 12/15/24)	1,330	1,313,202
eBay Inc.
2.15%, 06/05/20	2,650	2,610,462
2.60%, 07/15/22 (Call 04/15/22)	1,270	1,232,256
2.75%, 01/30/23 (Call 12/30/22)	2,906	2,806,440
2.88%, 08/01/21 (Call 06/01/21)	407	402,421
3.25%, 10/15/20 (Call 07/15/20)	1,630	1,633,390
3.45%, 08/01/24 (Call 05/01/24)	4,285	4,199,643
3.60%, 06/05/27 (Call 03/05/27)	2,468	2,353,978
3.80%, 03/09/22 (Call 02/09/22)	1,359	1,378,298
4.00%, 07/15/42 (Call 01/15/42)	3,178	2,666,564
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	1,581	1,488,053
4.50%, 08/15/24 (Call 05/15/24)	1,240	1,259,344
5.00%, 02/15/26 (Call 11/15/25)	1,964	2,028,950
5.95%, 08/15/20	3,076	3,221,679
JD.com Inc.
3.13%, 04/29/21	500	488,865
3.88%, 04/29/26	410	388,869

		144,807,274
Iron &Steel — 0.1%
ArcelorMittal
6.13%, 06/01/25	5,000	5,447,750
7.00%, 10/15/39	1,050	1,226,505
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,675	2,736,365
5.20%, 08/01/43 (Call 02/01/43)	1,350	1,498,460
6.40%, 12/01/37	465	581,171

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	$3,170	$3,234,509
Vale Overseas Ltd.
4.38%, 01/11/22	1,449	1,458,187
6.25%, 08/10/26	1,395	1,532,170
6.88%, 11/21/36	6,122	7,039,259
6.88%, 11/10/39	6,002	6,968,022
8.25%, 01/17/34	1,615	2,046,560

		33,768,958
Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	2,473	2,513,928
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,555	2,475,003
4.63%, 07/28/45 (Call 01/28/45)	2,405	2,289,849
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	515	506,492
3.70%, 03/15/28 (Call 12/15/27)	1,435	1,346,547
5.25%, 11/15/22(b)	1,324	1,398,369

		10,530,188
Lodging — 0.1%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	2,115	2,081,985
4.38%, 09/15/28 (Call 06/15/28)	755	750,719
4.85%, 03/15/26 (Call 12/15/25)	5,000	5,206,550
5.38%, 08/15/21 (Call 05/15/21)	1,075	1,125,450
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	305	293,977
2.88%, 03/01/21 (Call 02/01/21)	815	806,548
3.13%, 02/15/23 (Call 11/15/22)	1,250	1,221,638
3.25%, 09/15/22 (Call 06/15/22)	1,800	1,779,930
3.38%, 10/15/20 (Call 07/15/20)	100	100,450
3.75%, 03/15/25 (Call 12/15/24)	1,000	984,030
3.75%, 10/01/25 (Call 07/01/25)	1,875	1,845,169
4.50%, 10/01/34 (Call 04/01/34)	840	840,563
Series N, 3.13%, 10/15/21 (Call 07/15/21)	1,680	1,666,980
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,509	1,414,491
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)(d)	2,000	2,021,780
5.13%, 08/08/25 (Call 06/08/25)(d)	2,000	2,017,720
5.40%, 08/08/28 (Call 05/08/28)(d)	1,000	1,011,230

		25,169,210
Machinery — 0.3%
ABB Finance USA Inc.
2.80%, 04/03/20	550	548,537
2.88%, 05/08/22	3,665	3,620,947
3.38%, 04/03/23 (Call 03/03/23)	1,250	1,252,663
3.80%, 04/03/28 (Call 01/03/28)	1,910	1,937,714
4.38%, 05/08/42	1,365	1,409,649
Caterpillar Financial Services Corp.
1.70%, 08/09/21	2,060	1,989,486
1.93%, 10/01/21	100	96,447
2.00%, 11/29/19	450	445,680
2.00%, 03/05/20	1,900	1,876,041
2.10%, 01/10/20	2,065	2,045,341
2.25%, 12/01/19	850	844,764
2.40%, 06/06/22	2,100	2,041,893
2.40%, 08/09/26	1,875	1,719,806
2.50%, 11/13/20	900	889,596
2.55%, 11/29/22	3,091	3,014,467

Security	Par (000)	Value

Machinery (continued)
2.63%, 03/01/23	$750	$729,960
2.85%, 06/01/22	675	667,319
2.90%, 03/15/21	1,000	997,130
3.25%, 12/01/24	1,858	1,846,666
3.30%, 06/09/24	3,500	3,489,850
3.45%, 05/15/23	3,500	3,522,190
3.75%, 11/24/23	1,263	1,289,700
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	4,760	4,663,229
3.40%, 05/15/24 (Call 02/15/24)	5,753	5,790,740
3.80%, 08/15/42	2,600	2,514,252
3.90%, 05/27/21	2,346	2,405,940
4.30%, 05/15/44 (Call 11/15/43)(b)	1,845	1,927,545
4.75%, 05/15/64 (Call 11/15/63)	5	5,276
5.20%, 05/27/41	3,086	3,557,356
5.30%, 09/15/35	225	258,662
6.05%, 08/15/36	525	647,546
CNH Industrial Capital LLC
3.88%, 10/15/21	360	360,392
4.38%, 11/06/20	315	320,059
4.38%, 04/05/22	1,090	1,106,078
4.88%, 04/01/21	1,480	1,519,383
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	2,025	1,945,984
4.50%, 08/15/23	650	663,442
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,000	2,034,000
4.88%, 10/01/43 (Call 04/01/43)	350	387,916
7.13%, 03/01/28	18	22,290
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	4,458	4,377,355
3.90%, 06/09/42 (Call 12/09/41)	3,062	3,059,795
4.38%, 10/16/19	1,961	1,994,259
5.38%, 10/16/29	455	521,357
7.13%, 03/03/31	25	32,704
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	2,100	2,088,660
John Deere Capital Corp.
1.25%, 10/09/19	2,200	2,163,392
1.70%, 01/15/20	375	369,446
1.95%, 06/22/20	2,250	2,212,132
2.05%, 03/10/20	2,550	2,517,360
2.15%, 09/08/22	1,320	1,267,741
2.20%, 03/13/20	1,505	1,489,679
2.30%, 09/16/19	2,888	2,873,820
2.35%, 01/08/21	1,525	1,502,506
2.38%, 07/14/20	720	712,490
2.55%, 01/08/21	610	604,754
2.65%, 01/06/22	3,795	3,738,075
2.65%, 06/24/24	2,795	2,681,802
2.65%, 06/10/26	2,525	2,371,783
2.70%, 01/06/23	635	620,560
2.75%, 03/15/22	175	172,750
2.80%, 03/04/21	4,084	4,056,270
2.80%, 03/06/23	3,850	3,781,547
2.80%, 09/08/27	1,800	1,691,136
2.88%, 03/12/21	490	487,942
3.05%, 01/06/28	355	340,765
3.15%, 10/15/21	4,065	4,075,813
3.35%, 06/12/24	3,055	3,045,407
3.45%, 06/07/23	770	775,567

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.45%, 03/13/25	$1,590	$1,588,839
3.90%, 07/12/21	3,360	3,438,792
Series 0014, 2.45%, 09/11/20	835	827,059
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)(d)	550	546,304
4.55%, 04/15/28 (Call 01/15/28)(d)	1,000	987,800
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,000	1,005,880
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,670	1,643,764
2.88%, 03/01/25 (Call 12/01/24)	910	869,642
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	450	441,743
3.00%, 12/15/20 (Call 11/15/20)	2,700	2,687,958
3.13%, 11/15/22 (Call 08/15/22)	1,765	1,737,007
3.80%, 12/15/26 (Call 09/15/26)	1,455	1,424,969
3.85%, 12/15/25 (Call 09/15/25)	850	842,588
6.25%, 09/01/19	375	386,850
Wabtec Corp./DE, 3.45%, 11/15/26 (Call 08/15/26)	1,675	1,555,907
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	820	777,139
4.38%, 11/01/46 (Call 05/01/46)	110	108,657
4.88%, 10/01/21	557	580,522

		143,484,223
Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,326	1,274,922
2.00%, 08/07/20	1,600	1,577,792
2.00%, 06/26/22	7,751	7,481,498
2.25%, 03/15/23 (Call 02/15/23)	2,675	2,586,966
2.25%, 09/19/26 (Call 06/19/26)	1,150	1,052,905
2.88%, 10/15/27 (Call 07/15/27)	1,900	1,814,253
3.00%, 08/07/25	1,625	1,594,694
3.13%, 09/19/46 (Call 03/19/46)	1,860	1,609,160
3.63%, 10/15/47 (Call 04/15/47)	325	308,464
3.88%, 06/15/44	2,175	2,145,594
5.70%, 03/15/37	825	1,015,765
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	500	484,035
3.75%, 11/15/22 (Call 08/15/22)	1,990	1,987,791
3.75%, 12/01/27 (Call 09/01/27)	2,545	2,451,675
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	75	71,357
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,030,580
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	1,000	964,290
4.30%, 03/01/21 (Call 12/01/20)	2,250	2,306,362
5.38%, 03/01/41 (Call 12/01/40)	1,495	1,703,538
Eaton Corp.
2.75%, 11/02/22	5,687	5,543,062
3.10%, 09/15/27 (Call 06/15/27)	1,680	1,579,234
3.92%, 09/15/47 (Call 03/15/47)	1,225	1,133,786
4.00%, 11/02/32	3,765	3,765,414
4.15%, 11/02/42	2,749	2,653,225
General Electric Co.
2.10%, 12/11/19	2,500	2,473,475
2.20%, 01/09/20 (Call 12/09/19)	2,958	2,926,911
2.70%, 10/09/22	8,290	8,079,931
3.10%, 01/09/23	4,220	4,168,010
3.15%, 09/07/22	2,134	2,123,287
3.38%, 03/11/24	4,375	4,349,275

Security	Par (000)	Value

Manufacturing (continued)
3.45%, 05/15/24 (Call 02/13/24)	$2,084	$2,067,953
4.13%, 10/09/42	6,056	5,572,004
4.38%, 09/16/20	2,150	2,202,374
4.50%, 03/11/44	8,516	8,295,436
4.63%, 01/07/21	5,136	5,306,875
4.65%, 10/17/21	5,839	6,074,312
5.30%, 02/11/21	2,844	2,980,256
5.50%, 01/08/20	1,612	1,663,939
5.55%, 05/04/20	309	321,239
5.88%, 01/14/38	9,815	11,221,195
6.15%, 08/07/37	2,997	3,523,183
6.88%, 01/10/39	1,822	2,305,759
Series A, 6.75%, 03/15/32	12,358	15,270,657
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	2,500	2,458,625
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	8,725	8,141,995
3.38%, 09/15/21 (Call 06/15/21)	1,350	1,357,587
3.50%, 03/01/24 (Call 12/01/23)	3,299	3,332,617
3.90%, 09/01/42 (Call 03/01/42)	628	623,478
4.88%, 09/15/41 (Call 03/15/41)	1,760	1,966,782
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	1,000	991,210
3.75%, 08/21/28 (Call 05/21/28)	1,075	1,059,488
4.25%, 06/15/23	4,424	4,559,330
5.75%, 06/15/43	150	174,230
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	215	213,209
3.55%, 11/01/24 (Call 08/01/24)	820	807,257
4.65%, 11/01/44 (Call 05/01/44)	300	306,819
Pall Corp., 5.00%, 06/15/20	750	774,990
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	1,652	1,604,753
3.30%, 11/21/24 (Call 08/21/24)	287	283,760
4.10%, 03/01/47 (Call 09/01/46)	1,435	1,430,896
4.20%, 11/21/34 (Call 05/21/34)	4,700	4,778,114
4.45%, 11/21/44 (Call 05/21/44)	520	543,270
Series A, 6.25%, 05/15/38	25	31,592
Textron Inc.
3.65%, 03/01/21	1,180	1,188,036
3.65%, 03/15/27 (Call 12/15/26)	2,480	2,387,893
3.88%, 03/01/25 (Call 12/01/24)	780	772,762
4.00%, 03/15/26 (Call 12/15/25)	2,500	2,485,200
5.95%, 09/21/21 (Call 06/21/21)	1,015	1,080,143
Trinity Industries Inc.,
4.55%, 10/01/24 (Call 07/01/24)	1,600	1,548,544

		183,965,013
Media — 0.9%
21st Century Fox America Inc.
3.00%, 09/15/22	4,471	4,403,354
3.38%, 11/15/26 (Call 08/15/26)	2,640	2,562,041
3.70%, 09/15/24 (Call 06/15/24)	300	300,843
3.70%, 10/15/25 (Call 07/15/25)	2,820	2,806,210
4.00%, 10/01/23	1,300	1,327,027
4.50%, 02/15/21	525	540,719
4.75%, 09/15/44 (Call 03/15/44)	1,604	1,702,309
4.75%, 11/15/46 (Call 05/15/46)	2,055	2,195,521
4.95%, 10/15/45 (Call 04/15/45)	1,451	1,586,828
5.40%, 10/01/43	2,600	2,974,972
5.65%, 08/15/20	275	287,755
6.15%, 03/01/37	1,000	1,222,960
6.15%, 02/15/41	3,558	4,402,135

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.20%, 12/15/34	$5,113	$6,235,713
6.40%, 12/15/35	2,191	2,731,629
6.55%, 03/15/33	2,125	2,647,219
6.65%, 11/15/37	4,400	5,723,872
6.90%, 08/15/39	650	862,362
7.70%, 10/30/25	10	12,219
7.75%, 12/01/45	1,762	2,604,483
7.85%, 03/01/39	2,771	3,985,058
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	3,143	2,972,712
2.90%, 01/15/27 (Call 10/15/26)	1,415	1,266,482
3.38%, 03/01/22 (Call 12/01/21)	2,525	2,500,129
3.38%, 02/15/28 (Call 11/15/27)(b)	3,830	3,517,012
3.50%, 01/15/25 (Call 10/15/24)	2,450	2,355,577
3.70%, 08/15/24 (Call 05/15/24)	1,750	1,706,197
3.70%, 06/01/28 (Call 03/01/28)(d)	254	239,906
4.00%, 01/15/26 (Call 10/15/25)	1,940	1,901,103
4.30%, 02/15/21 (Call 11/15/20)	850	865,003
4.60%, 01/15/45 (Call 07/15/44)	2,060	1,952,283
4.85%, 07/01/42 (Call 01/01/42)	1,237	1,207,374
4.90%, 08/15/44 (Call 02/15/44)	2,579	2,508,026
5.50%, 05/15/33	1,330	1,405,105
5.90%, 10/15/40 (Call 04/15/40)	750	831,765
7.88%, 07/30/30	2,008	2,530,441
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	2,917	2,925,780
3.75%, 02/15/28 (Call 11/15/27)	6,520	6,024,545
4.20%, 03/15/28 (Call 12/15/27)	1,250	1,196,288
4.46%, 07/23/22 (Call 05/23/22)	10,225	10,435,021
4.50%, 02/01/24 (Call 01/01/24)	50	50,553
4.91%, 07/23/25 (Call 04/23/25)	8,236	8,401,955
5.38%, 04/01/38 (Call 10/01/37)	500	484,205
5.38%, 05/01/47 (Call 11/01/46)	3,746	3,547,724
6.38%, 10/23/35 (Call 04/23/35)	6,501	6,949,699
6.48%, 10/23/45 (Call 04/23/45)	10,680	11,403,356
6.83%, 10/23/55 (Call 04/23/55)	4,605	5,100,820
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	2,832	3,475,912
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	1,355	1,284,621
2.35%, 01/15/27 (Call 10/15/26)	5,955	5,282,978
2.75%, 03/01/23 (Call 02/01/23)	4,050	3,941,014
2.85%, 01/15/23	1,640	1,604,592
3.00%, 02/01/24 (Call 01/01/24)	1,670	1,624,342
3.13%, 07/15/22	2,775	2,757,268
3.15%, 03/01/26 (Call 12/01/25)	6,618	6,304,572
3.15%, 02/15/28 (Call 11/15/27)	2,635	2,472,473
3.20%, 07/15/36 (Call 01/15/36)	4,011	3,438,550
3.30%, 02/01/27 (Call 11/01/26)	2,180	2,086,325
3.38%, 02/15/25 (Call 11/15/24)	1,928	1,881,420
3.38%, 08/15/25 (Call 05/15/25)	2,760	2,689,068
3.40%, 07/15/46 (Call 01/15/46)	4,562	3,792,801
3.55%, 05/01/28 (Call 02/01/28)	1,000	968,930
3.60%, 03/01/24	7,150	7,151,930
3.90%, 03/01/38 (Call 09/01/37)	1,285	1,195,166
3.97%, 11/01/47 (Call 05/01/47)	6,825	6,205,768
4.00%, 08/15/47 (Call 02/15/47)	1,624	1,476,135
4.00%, 03/01/48 (Call 09/01/47)	863	783,578
4.00%, 11/01/49 (Call 05/01/49)	9,855	8,905,175

Security	Par (000)	Value

Media (continued)
4.05%, 11/01/52 (Call 05/01/52)	$5,179	$4,599,107
4.20%, 08/15/34 (Call 02/15/34)	3,591	3,515,661
4.25%, 01/15/33	8,286	8,269,262
4.40%, 08/15/35 (Call 02/15/35)	3,314	3,288,814
4.50%, 01/15/43	225	219,060
4.60%, 08/15/45 (Call 02/15/45)	7,033	6,958,380
4.65%, 07/15/42	3,439	3,420,120
4.75%, 03/01/44	3,256	3,288,039
5.15%, 03/01/20	4,771	4,919,712
5.65%, 06/15/35	1,905	2,154,403
6.40%, 05/15/38	260	312,785
6.45%, 03/15/37	140	169,061
6.50%, 11/15/35	3,250	3,972,800
7.05%, 03/15/33	1,019	1,297,136
Discovery Communications LLC
2.20%, 09/20/19	220	218,236
2.75%, 11/15/19 (Call 10/15/19)(d)	2,300	2,288,132
2.80%, 06/15/20 (Call 05/15/20)(d)	2,325	2,300,611
2.95%, 03/20/23 (Call 02/20/23)	875	841,418
3.25%, 04/01/23	221	214,741
3.30%, 05/15/22	2,400	2,363,808
3.45%, 03/15/25 (Call 12/15/24)	336	320,796
3.90%, 11/15/24 (Call 08/15/24)(d)	1,083	1,070,318
3.95%, 03/20/28 (Call 12/20/27)	2,421	2,307,915
4.38%, 06/15/21	2,750	2,806,072
4.88%, 04/01/43	6,838	6,358,519
4.90%, 03/11/26 (Call 12/11/25)	2,435	2,505,980
4.95%, 05/15/42	4,067	3,835,059
5.00%, 09/20/37 (Call 03/20/37)	1,280	1,247,616
5.05%, 06/01/20	327	336,431
5.20%, 09/20/47 (Call 03/20/47)	1,215	1,182,414
6.35%, 06/01/40	2,445	2,691,505
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	499	508,935
6.13%, 01/31/46 (Call 07/31/45)	3,150	3,408,016
6.63%, 03/18/25	500	566,425
6.63%, 01/15/40	2,520	2,870,885
NBCUniversal Media LLC
2.88%, 01/15/23	2,713	2,656,977
4.38%, 04/01/21	3,510	3,615,756
4.45%, 01/15/43	4,411	4,258,115
5.15%, 04/30/20	7,527	7,785,402
5.95%, 04/01/41	5,818	6,782,217
6.40%, 04/30/40	250	301,243
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	340	338,252
TCI Communications Inc.
7.13%, 02/15/28	1,150	1,401,402
7.88%, 02/15/26	2,040	2,522,154
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	400	372,288
3.85%, 09/29/24 (Call 06/29/24)	2,750	2,718,210
3.95%, 09/30/21 (Call 06/30/21)	2,675	2,696,614
4.30%, 11/23/23 (Call 08/23/23)	2,018	2,062,134
4.50%, 05/23/43 (Call 11/23/42)	1,400	1,288,560
4.70%, 10/15/19	700	711,823
5.65%, 11/23/43 (Call 05/23/43)	1,555	1,683,630
5.85%, 04/15/40	1,105	1,213,887
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,885	2,906,839
4.13%, 02/15/21 (Call 11/15/20)	1,825	1,842,374

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.50%, 09/15/42 (Call 03/15/42)	$3,951	$3,359,259
5.00%, 02/01/20	1,925	1,963,057
5.50%, 09/01/41 (Call 03/01/41)	5,660	5,478,597
5.88%, 11/15/40 (Call 05/15/40)	3,610	3,625,667
6.55%, 05/01/37	1,253	1,358,841
6.75%, 06/15/39	5,123	5,635,198
7.30%, 07/01/38	3,759	4,375,438
Time Warner Entertainment Co. LP
8.38%, 03/15/23	4,925	5,736,689
8.38%, 07/15/33	2,610	3,280,770
Viacom Inc.
3.88%, 12/15/21	2,005	2,017,210
3.88%, 04/01/24 (Call 01/01/24)	2,410	2,369,536
4.25%, 09/01/23 (Call 06/01/23)	1,935	1,948,410
4.38%, 03/15/43	1,558	1,360,025
4.50%, 03/01/21	1,750	1,784,825
5.25%, 04/01/44 (Call 10/01/43)	3,933	3,851,666
5.85%, 09/01/43 (Call 03/01/43)	2,146	2,248,257
6.88%, 04/30/36	5,201	5,899,650
Walt Disney Co. (The)
1.85%, 07/30/26	3,530	3,123,203
1.95%, 03/04/20	375	370,204
2.15%, 09/17/20	1,925	1,896,741
2.30%, 02/12/21	940	924,405
2.35%, 12/01/22	2,877	2,776,679
2.45%, 03/04/22	860	838,603
2.75%, 08/16/21	1,260	1,248,584
2.95%, 06/15/27(b)	2,260	2,160,831
3.00%, 02/13/26	1,675	1,621,484
3.00%, 07/30/46	2,060	1,706,298
3.15%, 09/17/25	1,550	1,521,093
3.70%, 12/01/42	3,640	3,402,963
3.75%, 06/01/21	2,600	2,649,374
4.13%, 06/01/44(b)	2,385	2,381,804
4.38%, 08/16/41	3,425	3,512,474
7.00%, 03/01/32	1,300	1,705,769
Series E, 4.13%, 12/01/41	2,481	2,459,663
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	3,770	3,433,678
3.40%, 06/15/22	3,513	3,493,081
3.55%, 06/01/24 (Call 03/01/24)	2,572	2,507,751
3.60%, 07/15/25 (Call 04/15/25)	2,995	2,878,405
3.80%, 02/15/27 (Call 11/15/26)	2,925	2,807,269
3.88%, 01/15/26 (Call 10/15/25)	2,915	2,837,432
4.00%, 01/15/22	8,102	8,216,562
4.05%, 12/15/23	1,250	1,264,188
4.65%, 06/01/44 (Call 12/01/43)	3,600	3,296,412
4.70%, 01/15/21	4,260	4,392,188
4.75%, 03/29/21	1,587	1,639,022
4.85%, 07/15/45 (Call 01/15/45)	4,120	3,884,130
4.88%, 03/15/20	2,771	2,853,216
4.90%, 06/15/42	1,795	1,685,343
5.35%, 12/15/43	1,770	1,746,583
5.38%, 10/15/41	885	880,380
6.10%, 07/15/40	1,567	1,697,265
6.25%, 03/29/41	3,625	4,003,559

		482,612,688

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	$335	$331,325
2.50%, 01/15/23 (Call 10/15/22)	1,830	1,772,556
3.25%, 06/15/25 (Call 03/15/25)	2,225	2,182,547
3.90%, 01/15/43 (Call 07/15/42)	2,275	2,213,393
4.20%, 06/15/35 (Call 12/15/34)	1,850	1,887,037
4.38%, 06/15/45 (Call 12/15/44)	80	83,461
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	500	492,210
4.50%, 12/15/28 (Call 09/15/28)	2,100	2,097,291
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	855	793,115

		11,852,935
Mining — 0.2%
Barrick Gold Corp.
3.85%, 04/01/22	1,850	1,874,993
5.25%, 04/01/42	3,045	3,161,745
6.45%, 10/15/35	195	226,955
Barrick North America Finance LLC
5.70%, 05/30/41	1,049	1,146,830
5.75%, 05/01/43	4,353	4,796,571
7.50%, 09/15/38	765	948,149
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	2,694	2,973,691
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	2,935	2,899,134
3.85%, 09/30/23	2,600	2,657,850
4.13%, 02/24/42	8,545	8,576,275
5.00%, 09/30/43	7,734	8,639,961
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	510	510,082
3.70%, 03/15/23 (Call 12/15/22)	2,840	2,827,362
5.45%, 06/09/44 (Call 12/09/43)	1,085	1,150,252
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)(b)	1,200	1,237,512
5.95%, 03/15/24 (Call 12/15/23)	550	567,891
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	2,650	2,639,029
4.88%, 03/15/42 (Call 09/15/41)	2,129	2,109,669
5.88%, 04/01/35	960	1,097,808
6.25%, 10/01/39	6,554	7,485,520
Rio Tinto Alcan Inc.
5.75%, 06/01/35	220	258,078
6.13%, 12/15/33	335	407,745
7.25%, 03/15/31	1,261	1,607,371
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	9,319	9,403,150
5.20%, 11/02/40	5,505	6,232,871
7.13%, 07/15/28	1,595	2,012,906
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	2,275	2,243,969
4.75%, 03/22/42 (Call 09/22/41)	1,075	1,154,819
Southern Copper Corp.
3.50%, 11/08/22	2,679	2,651,487
3.88%, 04/23/25	568	557,407
5.25%, 11/08/42	5,057	5,088,758
5.88%, 04/23/45	2,455	2,673,176
6.75%, 04/16/40	4,200	4,973,136
7.50%, 07/27/35	3,228	3,982,609
Vale Canada Ltd., 7.20%, 09/15/32	250	274,702

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)	$585	$555,633
4.95%, 07/15/24 (Call 04/15/24)	161	160,623

		101,765,719
Office & Business Equipment — 0.0%
Xerox Corp.
2.75%, 09/01/20	390	382,617
3.63%, 03/15/23 (Call 02/15/23)	1,575	1,486,643
3.80%, 05/15/24	900	847,098
4.07%, 03/17/22	967	954,680
4.50%, 05/15/21	3,357	3,385,266
4.80%, 03/01/35	990	848,133
6.75%, 12/15/39	2,690	2,661,540

		10,565,977
Oil & Gas — 1.6%
Anadarko Finance Co., 7.50%, 05/01/31	225	282,265
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	3,860	3,746,091
4.50%, 07/15/44 (Call 01/15/44)	4,545	4,245,757
4.85%, 03/15/21 (Call 02/15/21)	1,600	1,647,872
5.55%, 03/15/26 (Call 12/15/25)	1,545	1,661,354
6.20%, 03/15/40	659	748,453
6.45%, 09/15/36	4,296	4,978,377
6.60%, 03/15/46 (Call 09/15/45)	6,100	7,359,101
7.95%, 06/15/39	50	65,252
Andeavor
3.80%, 04/01/28 (Call 01/01/28)	1,465	1,413,124
4.50%, 04/01/48 (Call 10/01/47)	810	760,193
4.75%, 12/15/23 (Call 10/15/23)	1,300	1,356,628
5.13%, 12/15/26 (Call 09/15/26)	700	742,420
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	87	83,441
3.25%, 04/15/22 (Call 01/15/22)	4,460	4,416,560
3.63%, 02/01/21 (Call 11/01/20)	1,239	1,245,108
4.25%, 01/15/44 (Call 07/15/43)	985	884,441
4.38%, 10/15/28 (Call 07/15/28)	2,160	2,137,666
4.75%, 04/15/43 (Call 10/15/42)	7,320	7,014,317
5.10%, 09/01/40 (Call 03/01/40)	2,803	2,789,630
5.25%, 02/01/42 (Call 08/01/41)	170	173,480
6.00%, 01/15/37	1,523	1,697,033
7.75%, 12/15/29	1,575	1,960,670
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	3,465	3,362,020
2.32%, 02/13/20	9,315	9,237,220
2.50%, 11/06/22	3,635	3,527,840
2.52%, 01/15/20	2,063	2,052,396
2.52%, 09/19/22 (Call 08/19/22)	300	291,054
2.75%, 05/10/23	3,070	2,986,527
3.02%, 01/16/27 (Call 10/16/26)	5,735	5,465,856
3.06%, 03/17/22	3,965	3,941,765
3.12%, 05/04/26 (Call 02/04/26)	2,470	2,378,659
3.22%, 11/28/23 (Call 09/28/23)	3,645	3,605,926
3.22%, 04/14/24 (Call 02/14/24)	3,625	3,574,105
3.25%, 05/06/22	3,495	3,491,470
3.28%, 09/19/27 (Call 06/19/27)	1,575	1,525,073
3.51%, 03/17/25	2,030	2,025,006
3.54%, 11/04/24	4,279	4,277,845
3.56%, 11/01/21	4,265	4,312,299
3.59%, 04/14/27 (Call 01/14/27)	3,050	3,027,826

Security	Par (000)	Value

Oil & Gas (continued)
3.72%, 11/28/28 (Call 08/28/28)	$4,370	$4,373,889
3.81%, 02/10/24	849	862,397
3.99%, 09/26/23	3,220	3,302,947
4.50%, 10/01/20	3,464	3,565,253
4.74%, 03/11/21	5,066	5,266,158
Burlington Resources Finance Co.
7.20%, 08/15/31	985	1,264,405
7.40%, 12/01/31	1,634	2,154,315
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	915	886,717
3.45%, 11/15/21 (Call 08/15/21)	1,065	1,064,191
3.80%, 04/15/24 (Call 01/15/24)	2,230	2,222,775
3.85%, 06/01/27 (Call 03/01/27)	3,345	3,266,995
3.90%, 02/01/25 (Call 11/01/24)	7,880	7,827,046
4.95%, 06/01/47 (Call 12/01/46)	1,235	1,292,996
5.85%, 02/01/35	1,000	1,122,610
6.25%, 03/15/38	4,540	5,331,685
6.45%, 06/30/33	800	951,952
6.50%, 02/15/37	1,470	1,752,460
6.75%, 02/01/39	475	586,169
7.20%, 01/15/32	645	797,517
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	2,750	2,645,720
3.80%, 09/15/23 (Call 06/15/23)	800	787,144
4.25%, 04/15/27 (Call 01/15/27)	4,900	4,738,251
4.45%, 09/15/42 (Call 03/15/42)	1,075	931,154
5.25%, 06/15/37 (Call 12/15/36)	3,350	3,316,701
5.40%, 06/15/47 (Call 12/15/46)	4,475	4,455,757
5.70%, 10/15/19	4,250	4,352,127
6.75%, 11/15/39	3,055	3,483,647
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	8,835	8,725,799
1.99%, 03/03/20	150	148,364
2.10%, 05/16/21 (Call 04/15/21)	3,465	3,391,854
2.19%, 11/15/19 (Call 10/15/19)	880	874,676
2.36%, 12/05/22 (Call 09/05/22)	5,100	4,939,197
2.41%, 03/03/22 (Call 01/03/22)	6,890	6,752,131
2.42%, 11/17/20 (Call 10/17/20)	4,783	4,738,375
2.43%, 06/24/20 (Call 05/24/20)	5,735	5,695,658
2.50%, 03/03/22 (Call 02/03/22)	1,650	1,618,881
2.57%, 05/16/23 (Call 03/16/23)	2,617	2,543,776
2.90%, 03/03/24 (Call 01/03/24)	675	660,920
2.95%, 05/16/26 (Call 02/16/26)	3,895	3,744,186
3.19%, 06/24/23 (Call 03/24/23)	7,370	7,369,631
3.33%, 11/17/25 (Call 08/17/25)	2,095	2,079,413
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	675	648,925
4.38%, 06/01/24 (Call 03/01/24)	3,861	3,915,479
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	7,920	7,650,166
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	2,960	2,868,477
Series 2015, 4.38%, 05/02/28	1,000	1,018,580
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	6,120	6,211,678
4.88%, 04/30/44	2,900	3,076,233
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	1,075	1,029,829
4.30%, 08/15/28 (Call 05/15/28)	2,575	2,570,880
4.38%, 01/15/25 (Call 01/15/20)	755	761,886
4.85%, 08/15/48 (Call 02/15/48)	3,225	3,266,506

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.88%, 10/01/47 (Call 04/01/47)	$440	$446,138
Conoco Funding Co., 7.25%, 10/15/31	2,941	3,819,683
ConocoPhillips
5.90%, 10/15/32	1,317	1,567,823
5.90%, 05/15/38	6,105	7,418,613
6.50%, 02/01/39	2,483	3,238,055
ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36	2,115	2,580,786
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	100	99,311
4.30%, 11/15/44 (Call 05/15/44)	3,220	3,341,716
4.95%, 03/15/26 (Call 12/15/25)	5,790	6,268,428
5.95%, 03/15/46 (Call 09/15/45)	709	908,569
ConocoPhillips Holding Co., 6.95%, 04/15/29	6,874	8,629,276
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	3,700	3,638,543
4.38%, 01/15/28 (Call 10/15/27)	3,600	3,590,748
4.90%, 06/01/44 (Call 12/01/43)	2,350	2,333,996
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	3,568	3,516,978
4.00%, 07/15/21 (Call 04/15/21)	3,660	3,707,726
4.75%, 05/15/42 (Call 11/15/41)	4,255	4,161,858
5.00%, 06/15/45 (Call 12/15/44)	4,196	4,244,296
5.60%, 07/15/41 (Call 01/15/41)	3,199	3,440,780
5.85%, 12/15/25 (Call 09/15/25)	3,501	3,864,684
Ecopetrol SA
4.13%, 01/16/25	5,250	5,141,797
5.38%, 06/26/26 (Call 03/26/26)	4,825	4,980,510
5.88%, 09/18/23	3,195	3,396,445
5.88%, 05/28/45	5,100	5,042,370
7.38%, 09/18/43	3,845	4,326,125
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	2,200	2,216,852
6.50%, 08/15/34	4,847	5,665,804
6.50%, 02/01/38	1,600	1,900,592
6.63%, 08/15/37	3,150	3,763,840
7.38%, 11/01/31	1,300	1,609,829
Eni USA Inc., 7.30%, 11/15/27	15	18,100
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,200	1,188,432
2.63%, 03/15/23 (Call 12/15/22)	2,485	2,403,492
3.15%, 04/01/25 (Call 01/01/25)	270	262,259
3.90%, 04/01/35 (Call 10/01/34)	1,635	1,612,568
4.10%, 02/01/21	2,938	2,997,553
4.15%, 01/15/26 (Call 10/15/25)	1,730	1,779,374
5.10%, 01/15/36 (Call 07/15/35)	1,225	1,369,489
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	2,202	2,134,465
3.90%, 10/01/27 (Call 07/01/27)	3,325	3,136,938
4.88%, 11/15/21	7,142	7,358,688
Equinor ASA
2.25%, 11/08/19	1,769	1,758,917
2.45%, 01/17/23	3,038	2,949,442
2.65%, 01/15/24	2,530	2,445,422
2.75%, 11/10/21	1,410	1,392,869
2.90%, 11/08/20	475	473,969
3.15%, 01/23/22	6,025	6,023,373
3.25%, 11/10/24	252	250,125
3.70%, 03/01/24	2,800	2,844,800
3.95%, 05/15/43	3,722	3,593,554

Security	Par (000)	Value

Oil & Gas (continued)
4.80%, 11/08/43	$6,455	$7,047,246
5.10%, 08/17/40	2,250	2,545,267
7.15%, 01/15/29	376	471,369
7.75%, 06/15/23	650	770,478
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	4,626	4,573,680
2.22%, 03/01/21 (Call 02/01/21)	5,098	5,018,063
2.40%, 03/06/22 (Call 01/06/22)	4,818	4,728,241
2.71%, 03/06/25 (Call 12/06/24)	5,202	5,014,156
2.73%, 03/01/23 (Call 01/01/23)	477	469,683
3.04%, 03/01/26 (Call 12/01/25)	4,921	4,814,854
3.18%, 03/15/24 (Call 12/15/23)	1,725	1,724,362
3.57%, 03/06/45 (Call 09/06/44)	4,895	4,604,433
4.11%, 03/01/46 (Call 09/01/45)	6,241	6,408,820
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	790	753,218
4.30%, 04/01/27 (Call 01/01/27)	1,689	1,641,522
5.60%, 02/15/41	6,736	6,853,274
5.80%, 04/01/47 (Call 10/01/46)	1,910	2,004,392
6.00%, 01/15/40	1,360	1,412,129
7.13%, 03/15/33	1,055	1,228,706
7.30%, 08/15/31	1,856	2,167,919
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	3,542	3,817,638
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	925	934,463
4.00%, 04/15/24 (Call 01/15/24)	1,415	1,419,500
6.80%, 09/15/37	1,015	1,259,300
7.25%, 12/15/19	3,431	3,604,403
Kerr-McGee Corp.
6.95%, 07/01/24	2,198	2,510,468
7.88%, 09/15/31	185	233,675
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	1,955	1,931,794
2.80%, 11/01/22 (Call 08/01/22)	4,375	4,233,862
3.85%, 06/01/25 (Call 03/01/25)	4,305	4,232,116
4.40%, 07/15/27 (Call 04/15/27)	2,025	2,035,327
5.20%, 06/01/45 (Call 12/01/44)	3,210	3,359,233
6.60%, 10/01/37	2,041	2,410,503
6.80%, 03/15/32	25	29,715
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	2,065	2,069,047
3.63%, 09/15/24 (Call 06/15/24)	1,240	1,230,824
4.75%, 09/15/44 (Call 03/15/44)	1,755	1,719,216
5.00%, 09/15/54 (Call 03/15/54)	715	690,476
5.13%, 03/01/21	4,720	4,910,782
5.85%, 12/15/45 (Call 06/15/45)	1,765	1,894,869
6.50%, 03/01/41 (Call 09/01/40)	2,600	3,088,410
Nexen Energy ULC
6.40%, 05/15/37	3,024	3,711,567
7.50%, 07/30/39	6,700	9,334,976
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	183	174,481
3.90%, 11/15/24 (Call 08/15/24)	185	183,688
4.15%, 12/15/21 (Call 09/15/21)	3,361	3,414,440
4.95%, 08/15/47 (Call 02/15/47)	2,000	1,959,200
5.05%, 11/15/44 (Call 05/15/44)	1,626	1,601,317
5.25%, 11/15/43 (Call 05/15/43)	1,722	1,732,366
6.00%, 03/01/41 (Call 09/01/40)	4,270	4,613,180

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	$2,384	$2,335,319
2.70%, 02/15/23 (Call 11/15/22)	1,739	1,694,516
3.00%, 02/15/27 (Call 11/15/26)	1,625	1,558,326
3.13%, 02/15/22 (Call 11/15/21)	2,500	2,488,725
3.40%, 04/15/26 (Call 01/15/26)	3,010	2,979,719
3.50%, 06/15/25 (Call 03/15/25)(b)	2,430	2,427,157
4.10%, 02/15/47 (Call 08/15/46)	2,460	2,428,291
4.20%, 03/15/48 (Call 09/15/47)	573	572,708
4.40%, 04/15/46 (Call 10/15/45)	3,730	3,852,941
4.63%, 06/15/45 (Call 12/15/44)	2,490	2,640,645
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	1,926	1,967,120
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(d)	315	296,349
Petro-Canada
5.35%, 07/15/33	25	27,528
5.95%, 05/15/35	5,515	6,447,917
6.80%, 05/15/38	3,120	4,006,330
Petroleos Mexicanos
3.50%, 01/30/23	8,640	8,155,123
4.25%, 01/15/25	2,775	2,592,793
4.50%, 01/23/26	9,400	8,702,990
4.63%, 09/21/23	9,630	9,464,364
4.88%, 01/24/22	9,345	9,398,080
4.88%, 01/18/24	7,940	7,805,576
5.38%, 03/13/22	600	613,716
5.50%, 01/21/21	13,664	14,035,114
5.50%, 06/27/44	5,885	4,847,474
5.63%, 01/23/46	8,845	7,262,099
6.00%, 03/05/20	2,527	2,607,359
6.35%, 02/12/48(d)	5,100	4,504,116
6.38%, 02/04/21	2,170	2,267,910
6.38%, 01/23/45	7,755	6,931,574
6.50%, 03/13/27	2,135	2,157,844
6.50%, 06/02/41	12,394	11,350,177
6.63%, 06/15/35	8,169	7,895,257
6.63%, 06/15/38	2,900	2,749,142
6.75%, 09/21/47	10,401	9,609,380
6.88%, 08/04/26	11,360	11,782,933
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	750	744,278
4.30%, 04/01/22	6,948	7,158,872
4.65%, 11/15/34 (Call 05/15/34)	1,339	1,353,126
4.88%, 11/15/44 (Call 05/15/44)	4,120	4,271,492
5.88%, 05/01/42	4,655	5,395,797
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,810	1,814,000
3.95%, 07/15/22 (Call 04/15/22)	4,855	4,929,330
4.45%, 01/15/26 (Call 10/15/25)	1,145	1,181,926
Shell International Finance BV
1.38%, 09/12/19	1,930	1,904,466
1.75%, 09/12/21	2,159	2,081,600
1.88%, 05/10/21	4,870	4,733,689
2.13%, 05/11/20	9,076	8,966,997
2.25%, 11/10/20	1,455	1,433,728
2.25%, 01/06/23	2,440	2,348,866
2.38%, 08/21/22	4,810	4,686,768
2.50%, 09/12/26	6,690	6,227,922
2.88%, 05/10/26	2,600	2,489,760
3.25%, 05/11/25	6,688	6,605,537

Security	Par (000)	Value

Oil & Gas (continued)
3.40%, 08/12/23	$2,125	$2,140,937
3.63%, 08/21/42	2,225	2,067,937
3.75%, 09/12/46	2,927	2,757,556
4.00%, 05/10/46	3,857	3,790,814
4.13%, 05/11/35	6,867	6,998,160
4.30%, 09/22/19	5,269	5,358,257
4.38%, 03/25/20	3,155	3,230,089
4.38%, 05/11/45	8,630	8,926,872
4.55%, 08/12/43	10,295	10,952,233
5.50%, 03/25/40	1,949	2,317,673
6.38%, 12/15/38	3,854	4,999,833
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	4,555	4,525,802
4.00%, 11/15/47 (Call 05/15/47)	170	161,114
5.95%, 12/01/34	1,350	1,579,905
6.50%, 06/15/38	6,753	8,376,961
6.85%, 06/01/39	1,776	2,285,907
Tosco Corp., 8.13%, 02/15/30	725	975,879
Total Capital Canada Ltd., 2.75%, 07/15/23	1,039	1,014,137
Total Capital International SA
2.70%, 01/25/23	3,250	3,177,947
2.75%, 06/19/21	3,870	3,844,613
2.88%, 02/17/22	3,335	3,310,688
3.70%, 01/15/24	125	127,036
3.75%, 04/10/24	3,900	3,967,275
Total Capital SA
4.13%, 01/28/21	250	256,353
4.25%, 12/15/21	10	10,343
4.45%, 06/24/20	8,412	8,646,863
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	4,955	4,742,579
3.65%, 03/15/25	690	680,368
4.35%, 06/01/28 (Call 03/01/28)	2,000	2,031,540
4.90%, 03/15/45	815	838,399
6.13%, 02/01/20	1,569	1,631,838
6.63%, 06/15/37	5,596	6,762,822
7.50%, 04/15/32	865	1,113,298
10.50%, 03/15/39	325	522,720
XTO Energy Inc., 6.75%, 08/01/37	525	713,890

		916,468,650
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	3,500	3,498,040
5.13%, 09/15/40	1,270	1,346,962
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	2,810	2,735,760
3.34%, 12/15/27 (Call 09/15/27)	1,010	957,036
4.08%, 12/15/47 (Call 06/15/47)	1,939	1,773,545
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	407	409,067
3.50%, 08/01/23 (Call 05/01/23)	2,733	2,740,762
3.80%, 11/15/25 (Call 08/15/25)	4,788	4,780,339
4.50%, 11/15/41 (Call 05/15/41)	2,246	2,226,864
4.75%, 08/01/43 (Call 02/01/43)	5,216	5,311,088
4.85%, 11/15/35 (Call 05/15/35)	2,124	2,224,741
5.00%, 11/15/45 (Call 05/15/45)	6,453	6,874,316
6.70%, 09/15/38	1,425	1,759,975
7.45%, 09/15/39	2,593	3,472,442

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$5,740	$5,503,110
3.95%, 12/01/42 (Call 06/01/42)	2,530	2,197,381
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	3,770	3,816,522
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	2,055	2,012,934

		53,640,884
Packaging & Containers — 0.0%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	1,075	984,861
4.50%, 10/15/21 (Call 07/15/21)	1,500	1,536,510
Packaging Corp. of America
2.45%, 12/15/20	100	98,279
3.40%, 12/15/27 (Call 09/15/27)	2,425	2,306,078
3.65%, 09/15/24 (Call 06/15/24)	910	901,018
3.90%, 06/15/22 (Call 03/15/22)	750	760,253
4.50%, 11/01/23 (Call 08/01/23)	2,250	2,331,090
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	820	836,408
5.75%, 11/01/40 (Call 05/01/40)	3,003	3,357,384
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)(d)	1,203	1,146,231
3.38%, 09/15/27 (Call 06/15/27)(d)	360	340,250
3.75%, 03/15/25 (Call 01/15/25)(d)	180	177,665
4.00%, 03/15/28 (Call 12/15/27)(d)	50	49,558
WestRock MWV LLC
7.95%, 02/15/31	1,095	1,441,458
8.20%, 01/15/30	40	52,694
WestRock RKT Co.
3.50%, 03/01/20	500	500,690
4.00%, 03/01/23 (Call 12/01/22)	900	911,565
4.90%, 03/01/22	2,075	2,163,748

		19,895,740
Pharmaceuticals — 1.3%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	1,530	1,491,673
2.50%, 05/14/20 (Call 04/14/20)	6,868	6,798,496
2.85%, 05/14/23 (Call 03/14/23)	4,780	4,629,334
2.90%, 11/06/22	7,903	7,720,836
3.20%, 11/06/22 (Call 09/06/22)	8,606	8,508,064
3.20%, 05/14/26 (Call 02/14/26)	4,840	4,559,328
3.60%, 05/14/25 (Call 02/14/25)	6,151	6,012,233
4.30%, 05/14/36 (Call 11/14/35)	2,485	2,383,910
4.40%, 11/06/42	5,474	5,131,492
4.45%, 05/14/46 (Call 11/14/45)	4,440	4,207,699
4.50%, 05/14/35 (Call 11/14/34)	10,595	10,359,685
4.70%, 05/14/45 (Call 11/14/44)	10,270	10,053,816
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	7,543	7,405,868
4.63%, 10/01/42 (Call 04/01/42)	325	308,958
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	11,068	11,039,445
3.45%, 03/15/22 (Call 01/15/22)	6,235	6,191,168
3.80%, 03/15/25 (Call 12/15/24)	12,907	12,797,290
3.85%, 06/15/24 (Call 03/15/24)	3,410	3,399,668
4.55%, 03/15/35 (Call 09/15/34)	8,424	8,275,064
4.75%, 03/15/45 (Call 09/15/44)	3,500	3,477,460
4.85%, 06/15/44 (Call 12/15/43)	4,755	4,722,999

Security	Par (000)	Value

Pharmaceuticals (continued)
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	$2,530	$2,415,568
3.38%, 09/15/20	3,322	3,331,833
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	6,100	5,992,457
3.45%, 12/15/27 (Call 09/15/27)	950	892,620
3.50%, 11/15/21 (Call 08/15/21)	5,935	5,947,404
4.25%, 03/01/45 (Call 09/01/44)	1,225	1,101,336
4.30%, 12/15/47 (Call 06/15/47)	1,116	1,003,764
AstraZeneca PLC
1.95%, 09/18/19	1,308	1,296,921
2.38%, 11/16/20	3,815	3,755,219
2.38%, 06/12/22 (Call 05/12/22)	1,822	1,755,060
3.13%, 06/12/27 (Call 03/12/27)	1,848	1,738,617
3.38%, 11/16/25	7,265	7,069,281
3.50%, 08/17/23 (Call 07/17/23)	1,500	1,499,040
4.00%, 01/17/29 (Call 10/17/28)	725	724,587
4.00%, 09/18/42	2,600	2,455,050
4.38%, 11/16/45	4,989	4,979,720
6.45%, 09/15/37	7,862	9,850,064
Bayer U.S. Finance II LLC, 4.70%, 07/15/64 (Call 01/15/64)(d)	1,796	1,598,781
Bristol-Myers Squibb Co.
2.00%, 08/01/22	5,716	5,475,642
3.25%, 11/01/23	2,150	2,153,053
3.25%, 02/27/27	1,705	1,673,577
3.25%, 08/01/42	2,378	2,114,256
4.50%, 03/01/44 (Call 09/01/43)	150	161,306
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	2,790	2,675,749
3.08%, 06/15/24 (Call 04/15/24)	1,550	1,470,547
3.20%, 06/15/22	1,600	1,576,752
3.41%, 06/15/27 (Call 03/15/27)	2,665	2,461,074
3.50%, 11/15/24 (Call 08/15/24)	1,200	1,161,936
3.75%, 09/15/25 (Call 06/15/25)	2,290	2,222,972
4.37%, 06/15/47 (Call 12/15/46)	2,920	2,558,767
4.50%, 11/15/44 (Call 05/15/44)	2,405	2,168,276
4.60%, 03/15/43	1,408	1,296,937
4.90%, 09/15/45 (Call 03/15/45)	1,312	1,239,591
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	3,135	3,036,874
2.75%, 12/01/22 (Call 09/01/22)	4,900	4,727,765
2.80%, 07/20/20 (Call 06/20/20)	6,085	6,040,275
2.88%, 06/01/26 (Call 03/01/26)	700	643,580
3.13%, 03/09/20	90	90,018
3.35%, 03/09/21	176	176,037
3.38%, 08/12/24 (Call 05/12/24)(b)	3,843	3,734,128
3.50%, 07/20/22 (Call 05/20/22)	7,574	7,548,248
3.70%, 03/09/23 (Call 02/09/23)	25,680	25,665,362
3.88%, 07/20/25 (Call 04/20/25)	12,425	12,258,008
4.00%, 12/05/23 (Call 09/05/23)	3,250	3,276,877
4.10%, 03/25/25 (Call 01/25/25)	50	50,098
4.13%, 05/15/21 (Call 02/15/21)	475	483,393
4.30%, 03/25/28 (Call 12/25/27)	30,750	30,523,680
4.75%, 12/01/22 (Call 09/01/22)	975	1,013,366
4.78%, 03/25/38 (Call 09/25/37)	7,400	7,373,878
4.88%, 07/20/35 (Call 01/20/35)	10,560	10,670,246
5.05%, 03/25/48 (Call 09/25/47)	25,800	26,368,632
5.13%, 07/20/45 (Call 01/20/45)	9,001	9,236,376
5.30%, 12/05/43 (Call 06/05/43)	1,235	1,296,244

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co.
2.35%, 05/15/22	$285	$278,568
2.75%, 06/01/25 (Call 03/01/25)	1,225	1,177,629
3.10%, 05/15/27 (Call 02/15/27)	2,638	2,562,580
3.70%, 03/01/45 (Call 09/01/44)	1,915	1,843,302
3.95%, 05/15/47 (Call 11/15/46)	1,715	1,722,838
5.50%, 03/15/27	700	802,340
5.55%, 03/15/37	3,348	4,025,803
Express Scripts Holding Co.
2.60%, 11/30/20	150	147,191
3.00%, 07/15/23 (Call 05/15/23)	1,140	1,093,762
3.05%, 11/30/22 (Call 10/30/22)	2,934	2,845,775
3.30%, 02/25/21 (Call 01/25/21)	572	569,380
3.40%, 03/01/27 (Call 12/01/26)	7,130	6,617,567
3.50%, 06/15/24 (Call 03/15/24)	1,500	1,455,375
3.90%, 02/15/22	5,554	5,585,325
4.50%, 02/25/26 (Call 11/27/25)	6,705	6,762,596
4.75%, 11/15/21	3,416	3,535,287
4.80%, 07/15/46 (Call 01/15/46)	1,760	1,704,842
6.13%, 11/15/41	3,645	4,058,890
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	6,601	6,464,359
3.13%, 05/14/21	1,000	1,001,950
3.38%, 05/15/23	1,000	1,001,680
3.63%, 05/15/25	830	834,515
3.88%, 05/15/28	1,000	1,016,560
4.20%, 03/18/43	1,290	1,308,653
5.38%, 04/15/34	270	311,469
6.38%, 05/15/38	7,775	9,998,028
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	9,145	9,043,673
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	2,791	2,714,750
1.88%, 12/05/19	75	74,275
1.95%, 11/10/20	2,885	2,839,936
2.05%, 03/01/23 (Call 01/01/23)	1,850	1,782,012
2.25%, 03/03/22 (Call 02/03/22)	550	538,219
2.45%, 12/05/21	1,540	1,527,357
2.45%, 03/01/26 (Call 12/01/25)	9,936	9,386,639
2.63%, 01/15/25 (Call 11/15/24)	1,269	1,233,620
2.90%, 01/15/28 (Call 10/15/27)	3,000	2,888,910
2.95%, 09/01/20	630	634,089
2.95%, 03/03/27 (Call 12/03/26)	698	679,245
3.38%, 12/05/23	4,050	4,113,706
3.40%, 01/15/38 (Call 07/15/37)	1,200	1,133,076
3.50%, 01/15/48 (Call 07/15/47)	2,633	2,482,603
3.55%, 05/15/21(b)	1,750	1,785,490
3.55%, 03/01/36 (Call 09/01/35)	4,075	3,955,399
3.63%, 03/03/37 (Call 09/03/36)	3,105	3,044,018
3.70%, 03/01/46 (Call 09/01/45)	7,223	7,002,265
3.75%, 03/03/47 (Call 09/03/46)	2,265	2,213,788
4.38%, 12/05/33 (Call 06/05/33)	3,030	3,284,308
4.50%, 09/01/40	760	830,764
4.50%, 12/05/43 (Call 06/05/43)	563	616,524
4.85%, 05/15/41	1,100	1,245,321
4.95%, 05/15/33	125	142,553
5.85%, 07/15/38	215	273,489
5.95%, 08/15/37	3,820	4,869,889
6.95%, 09/01/29	540	710,797

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	$2,175	$2,098,375
2.85%, 03/15/23 (Call 12/15/22)	3,090	2,977,369
3.80%, 03/15/24 (Call 12/15/23)	3,173	3,157,452
3.95%, 02/16/28 (Call 11/16/27)(b)	1,150	1,116,190
Mead Johnson Nutrition Co.
3.00%, 11/15/20	2,473	2,466,076
4.13%, 11/15/25 (Call 08/15/25)	970	993,115
4.60%, 06/01/44 (Call 12/01/43)	2,598	2,712,987
5.90%, 11/01/39	2,200	2,647,018
Medco Health Solutions Inc., 4.13%, 09/15/20	510	516,472
Merck &Co. Inc.
1.85%, 02/10/20	1,300	1,283,971
2.35%, 02/10/22	1,240	1,213,638
2.40%, 09/15/22 (Call 06/15/22)	882	859,403
2.75%, 02/10/25 (Call 11/10/24)	7,275	7,041,327
2.80%, 05/18/23	10,749	10,579,488
3.60%, 09/15/42 (Call 03/15/42)	650	622,446
3.70%, 02/10/45 (Call 08/10/44)	5,890	5,697,574
3.88%, 01/15/21 (Call 10/15/20)	6,347	6,490,061
4.15%, 05/18/43	4,606	4,762,005
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(d)	1,000	978,530
5.40%, 11/29/43 (Call 05/29/43)	3,425	3,324,887
Mylan NV
2.50%, 06/07/19	150	149,300
3.15%, 06/15/21 (Call 05/15/21)	780	769,088
3.95%, 06/15/26 (Call 03/15/26)	5,095	4,842,848
5.25%, 06/15/46 (Call 12/15/45)	3,490	3,280,181
Novartis Capital Corp.
1.80%, 02/14/20	1,525	1,503,406
2.40%, 05/17/22 (Call 04/17/22)	3,350	3,266,116
2.40%, 09/21/22	4,674	4,539,576
3.00%, 11/20/25 (Call 08/20/25)	2,180	2,112,202
3.10%, 05/17/27 (Call 02/17/27)	3,490	3,372,073
3.40%, 05/06/24	4,093	4,105,484
3.70%, 09/21/42	1,998	1,960,058
4.00%, 11/20/45 (Call 05/20/45)	3,690	3,739,409
4.40%, 05/06/44	6,518	6,971,262
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	1,633	1,614,531
3.90%, 12/15/24 (Call 09/15/24)	1,400	1,367,968
4.38%, 03/15/26 (Call 12/15/25)	1,800	1,767,042
4.90%, 12/15/44 (Call 06/15/44)	2,685	2,485,666
Pfizer Inc.
1.95%, 06/03/21	2,825	2,758,302
2.20%, 12/15/21	3,670	3,588,086
2.75%, 06/03/26	3,780	3,612,697
3.00%, 06/15/23	2,362	2,350,190
3.00%, 12/15/26	4,313	4,185,810
3.40%, 05/15/24	2,755	2,785,029
4.00%, 12/15/36	2,200	2,241,118
4.13%, 12/15/46	3,675	3,729,794
4.30%, 06/15/43	4,825	4,991,125
4.40%, 05/15/44	3,715	3,887,376
5.20%, 08/12/20(b)	2,000	2,093,740
5.60%, 09/15/40	1,000	1,204,250
5.80%, 08/12/23	200	223,040
7.20%, 03/15/39	6,995	9,758,934
Pharmacia LLC, 6.60%, 12/01/28	6,180	7,580,759

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	$2,500	$2,513,725
3.63%, 06/19/28 (Call 03/19/28)	2,500	2,511,400
4.00%, 03/29/21	2,743	2,808,805
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	2,764	2,731,993
2.40%, 09/23/21 (Call 08/23/21)	6,584	6,367,518
2.88%, 09/23/23 (Call 07/23/23)	5,300	5,064,627
3.20%, 09/23/26 (Call 06/23/26)	8,919	8,315,897
Wyeth LLC
5.95%, 04/01/37	3,665	4,456,493
6.00%, 02/15/36	960	1,179,264
6.45%, 02/01/24	1,350	1,557,589
6.50%, 02/01/34	868	1,103,731
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	2,140	2,007,684
3.25%, 08/20/21	1,425	1,425,399
3.25%, 02/01/23 (Call 11/01/22)	2,771	2,738,524
3.45%, 11/13/20 (Call 10/13/20)	970	975,199
3.90%, 08/20/28 (Call 05/20/28)	910	908,553
3.95%, 09/12/47 (Call 03/12/47)	1,025	959,144
4.50%, 11/13/25 (Call 08/13/25)	1,590	1,663,140
4.70%, 02/01/43 (Call 08/01/42)	4,795	4,979,320

		729,921,156
Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	275	270,666
4.25%, 12/01/27 (Call 09/01/27)	870	856,045
5.20%, 12/01/47 (Call 06/01/47)	1,380	1,379,365
5.25%, 01/15/25 (Call 01/15/21)	1,670	1,711,332
5.50%, 10/15/19 (Call 09/15/19)	225	230,139
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	4,510	4,371,633
4.45%, 07/15/27 (Call 04/15/27)	1,935	1,885,580
5.75%, 09/15/19	1,085	1,110,964
5.95%, 06/01/26 (Call 03/01/26)	1,285	1,375,682
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	1,515	1,396,497
4.15%, 07/01/23 (Call 04/01/23)	5,475	5,411,490
4.35%, 10/15/24 (Call 07/15/24)	1,200	1,182,816
4.88%, 02/01/21 (Call 11/01/20)	4,105	4,182,872
5.60%, 10/15/44 (Call 04/15/44)	1,115	1,019,188
5.85%, 11/15/43 (Call 05/15/43)	1,190	1,125,288
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	4,308	4,349,314
5.80%, 06/01/45 (Call 12/01/44)	1,050	1,175,097
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	525	664,325
8.63%, 01/15/22	1,740	1,996,372
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	719	697,523
4.40%, 03/15/27 (Call 12/15/26)	775	744,574
4.95%, 05/15/28 (Call 02/15/28)	1,505	1,497,008
5.00%, 05/15/44 (Call 11/15/43)	70	63,550
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	1,900	1,923,484
4.38%, 10/15/20 (Call 09/15/20)	1,725	1,756,826
5.20%, 03/15/20	625	642,038
5.50%, 09/15/40 (Call 03/15/40)	535	570,706
5.88%, 10/15/25 (Call 07/15/25)	3,500	3,845,590

Security	Par (000)	Value

Pipelines (continued)
7.38%, 10/15/45 (Call 04/15/45)	$1,500	$1,966,425
Series B, 7.50%, 04/15/38	1,165	1,481,565
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	662	645,496
3.50%, 06/10/24 (Call 03/10/24)	2,065	2,023,432
3.70%, 07/15/27 (Call 04/15/27)	1,675	1,622,489
4.00%, 10/01/23 (Call 07/01/23)	200	202,614
4.25%, 12/01/26 (Call 09/01/26)	1,408	1,415,857
4.50%, 06/10/44 (Call 12/10/43)	1,890	1,835,077
5.50%, 12/01/46 (Call 05/29/46)	2,405	2,703,581
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	6,995	6,900,218
4.05%, 03/15/25 (Call 12/15/24)	2,065	2,030,246
4.15%, 10/01/20 (Call 08/01/20)	2,878	2,918,062
4.65%, 06/01/21 (Call 03/01/21)	2,813	2,883,663
4.75%, 01/15/26 (Call 10/15/25)	3,663	3,715,711
4.90%, 02/01/24 (Call 11/01/23)	2,385	2,465,494
4.90%, 03/15/35 (Call 09/15/34)	1,600	1,504,240
4.95%, 06/15/28 (Call 03/15/28)	4,275	4,388,629
5.15%, 02/01/43 (Call 08/01/42)	1,030	970,713
5.15%, 03/15/45 (Call 09/15/44)	5,790	5,480,524
5.20%, 02/01/22 (Call 11/01/21)	4,741	4,946,522
5.30%, 04/15/47 (Call 10/15/46)	918	891,708
5.95%, 10/01/43 (Call 04/01/43)	25	25,836
6.05%, 06/01/41 (Call 12/01/40)	460	483,428
6.13%, 12/15/45 (Call 06/15/45)	4,652	4,929,027
6.50%, 02/01/42 (Call 08/01/41)	5,475	6,027,865
6.63%, 10/15/36	30	33,593
7.50%, 07/01/38	1,675	2,005,427
7.60%, 02/01/24 (Call 11/01/23)	760	856,436
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	150	156,789
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	3,500	3,738,840
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,000	1,011,970
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	325	331,357
5.00%, 10/01/22 (Call 07/01/22)	3,247	3,374,705
5.75%, 09/01/20 (Call 06/01/20)	2,250	2,336,940
5.88%, 03/01/22 (Call 12/01/21)	3,000	3,186,870
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	3,060	3,047,576
2.80%, 02/15/21	1,100	1,089,957
2.85%, 04/15/21 (Call 03/15/21)	1,445	1,429,510
3.35%, 03/15/23 (Call 12/15/22)	4,110	4,080,655
3.70%, 02/15/26 (Call 11/15/25)	5,099	5,046,633
3.75%, 02/15/25 (Call 11/15/24)	3,785	3,794,008
3.90%, 02/15/24 (Call 11/15/23)	3,680	3,729,312
3.95%, 02/15/27 (Call 11/15/26)(b)	965	967,191
4.25%, 02/15/48 (Call 08/15/47)	3,500	3,299,100
4.45%, 02/15/43 (Call 08/15/42)	1,280	1,248,794
4.85%, 08/15/42 (Call 02/15/42)	5,813	5,970,707
4.85%, 03/15/44 (Call 09/15/43)	5,316	5,456,077
4.90%, 05/15/46 (Call 11/15/45)	2,765	2,877,674
4.95%, 10/15/54 (Call 04/15/54)	175	177,826
5.10%, 02/15/45 (Call 08/15/44)	5,928	6,284,154
5.20%, 09/01/20	662	688,089
5.25%, 01/31/20	1,520	1,564,338
5.70%, 02/15/42	380	430,924
5.95%, 02/01/41	2,080	2,423,325
6.13%, 10/15/39	1,545	1,805,518

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.45%, 09/01/40	$1,050	$1,281,546
7.55%, 04/15/38	410	545,685
Series D, 6.88%, 03/01/33	265	329,822
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)(e)	250	235,463
Series H, 6.65%, 10/15/34	2,225	2,699,592
EQT Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	1,650	1,583,951
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/15/22)	200	199,472
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,749	1,724,479
3.50%, 03/01/21 (Call 01/01/21)	2,735	2,738,692
3.50%, 09/01/23 (Call 06/01/23)	3,300	3,245,715
3.95%, 09/01/22 (Call 06/01/22)	2,379	2,404,360
4.15%, 02/01/24 (Call 11/01/23)	6,258	6,311,756
4.25%, 09/01/24 (Call 06/01/24)	125	126,150
4.30%, 05/01/24 (Call 02/01/24)	1,110	1,125,584
4.70%, 11/01/42 (Call 05/01/42)	205	190,402
5.00%, 10/01/21 (Call 07/01/21)	1,939	2,016,133
5.00%, 08/15/42 (Call 02/15/42)	205	199,217
5.00%, 03/01/43 (Call 09/01/42)	545	528,699
5.30%, 09/15/20	2,835	2,943,240
5.40%, 09/01/44 (Call 03/01/44)	2,005	2,038,062
5.50%, 03/01/44 (Call 09/01/43)	2,270	2,322,573
5.63%, 09/01/41	2,400	2,457,144
5.80%, 03/15/35	235	248,501
6.38%, 03/01/41	375	408,656
6.50%, 04/01/20	1,967	2,062,321
6.50%, 02/01/37	150	168,002
6.50%, 09/01/39	930	1,043,321
6.55%, 09/15/40	865	974,371
6.85%, 02/15/20	975	1,023,438
6.95%, 01/15/38	3,480	4,104,173
7.30%, 08/15/33	525	624,341
7.40%, 03/15/31	325	383,321
7.50%, 11/15/40	1,167	1,433,671
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	2,350	2,351,057
3.15%, 01/15/23 (Call 12/15/22)	1,808	1,766,506
4.30%, 06/01/25 (Call 03/01/25)	7,125	7,199,812
4.30%, 03/01/28 (Call 12/01/27)	1,660	1,644,462
5.05%, 02/15/46 (Call 08/15/45)	5,746	5,642,400
5.30%, 12/01/34 (Call 06/01/34)	8,242	8,385,576
5.55%, 06/01/45 (Call 12/01/44)	5,918	6,172,592
7.75%, 01/15/32	285	355,495
7.80%, 08/01/31	650	807,820
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	200	190,636
4.20%, 12/01/42 (Call 06/01/42)	400	357,288
4.20%, 03/15/45 (Call 09/15/44)	225	201,555
4.20%, 10/03/47 (Call 04/03/47)	1,700	1,579,963
4.25%, 02/01/21	2,000	2,040,660
4.25%, 09/15/46 (Call 03/15/46)	635	604,704
5.00%, 03/01/26 (Call 12/01/25)	2,500	2,662,900
5.15%, 10/15/43 (Call 04/15/43)	710	757,137
6.40%, 05/01/37	1,150	1,361,911
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	2,075	2,043,875
4.00%, 02/15/25 (Call 11/15/24)	650	643,825
4.00%, 03/15/28 (Call 12/15/27)	3,000	2,899,500

Security	Par (000)	Value

Pipelines (continued)
4.13%, 03/01/27 (Call 12/01/26)	$990	$970,418
4.50%, 07/15/23 (Call 04/15/23)	2,569	2,641,908
4.50%, 04/15/38 (Call 10/15/37)	130	121,589
4.70%, 04/15/48 (Call 10/15/47)	1,590	1,490,768
4.88%, 12/01/24 (Call 09/01/24)	8,015	8,327,665
4.88%, 06/01/25 (Call 03/01/25)	1,798	1,868,859
5.20%, 03/01/47 (Call 09/01/46)	3,161	3,160,589
5.50%, 02/15/23 (Call 10/01/18)	3,152	3,208,641
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)(d)	2,145	2,102,743
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	2,150	2,102,055
4.95%, 07/13/47 (Call 01/06/47)	1,425	1,429,817
5.20%, 07/15/48 (Call 01/15/48)	550	567,721
7.50%, 09/01/23 (Call 06/01/23)	150	172,668
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	5,150	5,093,762
4.90%, 03/15/25 (Call 12/15/24)	861	901,390
6.13%, 02/01/41 (Call 08/01/40)	3,975	4,485,589
6.20%, 09/15/43 (Call 03/15/43)	100	114,460
6.65%, 10/01/36	1,150	1,360,554
6.85%, 10/15/37	1,125	1,364,096
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	2,500	2,475,325
3.61%, 02/15/25 (Call 11/15/24)	250	242,345
3.75%, 03/01/28 (Call 12/01/27)	6,561	6,259,063
4.68%, 02/15/45 (Call 08/15/44)	685	648,955
4.90%, 10/01/46 (Call 04/01/46)	50	49,484
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	3,349	3,323,079
2.85%, 01/31/23 (Call 10/31/22)	750	714,555
3.60%, 11/01/24 (Call 08/01/24)	3,843	3,707,803
3.65%, 06/01/22 (Call 03/01/22)	2,613	2,588,699
3.85%, 10/15/23 (Call 07/15/23)	1,710	1,687,565
4.30%, 01/31/43 (Call 07/31/42)	50	42,881
4.50%, 12/15/26 (Call 09/15/26)	1,250	1,251,625
4.65%, 10/15/25 (Call 07/15/25)	3,575	3,622,404
4.70%, 06/15/44 (Call 12/15/43)	1,271	1,157,411
4.90%, 02/15/45 (Call 08/15/44)	1,285	1,212,166
5.00%, 02/01/21 (Call 11/01/20)	3,710	3,806,905
5.15%, 06/01/42 (Call 12/01/41)	2,055	1,929,666
6.65%, 01/15/37	1,009	1,125,953
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,435	1,399,570
5.00%, 03/15/27 (Call 09/15/26)	5,440	5,585,901
5.63%, 02/01/21 (Call 11/01/20)	7,650	7,985,299
5.63%, 04/15/23 (Call 01/15/23)	4,625	4,939,731
5.63%, 03/01/25 (Call 12/01/24)	6,303	6,731,982
5.75%, 05/15/24 (Call 02/15/24)	5,955	6,409,724
5.88%, 06/30/26 (Call 12/31/25)	4,786	5,181,324
6.25%, 03/15/22 (Call 12/15/21)	3,350	3,614,348
Southern Natural Gas Co. LLC, 8.00%, 03/01/32	930	1,202,537
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	2,865	2,925,881
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	2,260	2,138,977
3.50%, 03/15/25 (Call 12/15/24)	2,410	2,332,687
4.50%, 03/15/45 (Call 09/15/44)	3,560	3,416,496
4.60%, 06/15/21 (Call 03/15/21)	1,042	1,067,529

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.75%, 03/15/24 (Call 12/15/23)	$585	$607,370
5.95%, 09/25/43 (Call 03/25/43)	800	904,376
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	2,020	1,980,650
3.90%, 07/15/26 (Call 04/15/26)	1,390	1,332,524
4.00%, 10/01/27 (Call 07/01/27)	1,775	1,697,166
4.40%, 04/01/21 (Call 03/01/21)	10	10,183
4.65%, 02/15/22	2,236	2,299,681
5.30%, 04/01/44 (Call 10/01/43)	2,913	2,806,326
5.35%, 05/15/45 (Call 11/15/44)	1,837	1,774,634
5.40%, 10/01/47 (Call 04/01/47)	390	384,084
5.95%, 12/01/25 (Call 09/01/25)	550	595,414
6.10%, 02/15/42	1,700	1,788,230
6.85%, 02/15/40	290	325,134
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	1,585	1,510,616
4.38%, 03/13/25 (Call 12/13/24)	1,250	1,247,613
4.65%, 06/15/21 (Call 03/15/21)	1,030	1,048,066
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	2,935	3,455,258
Texas Eastern Transmission LP, 7.00%, 07/15/32	190	233,824
TransCanada PipeLines Ltd.
2.50%, 08/01/22	2,262	2,183,825
3.75%, 10/16/23 (Call 07/16/23)	2,175	2,191,486
3.80%, 10/01/20	1,536	1,555,553
4.25%, 05/15/28 (Call 02/15/28)	2,000	2,018,480
4.63%, 03/01/34 (Call 12/01/33)	3,709	3,763,077
4.75%, 05/15/38 (Call 11/15/37)	1,000	1,026,890
4.88%, 01/15/26 (Call 10/15/25)	3,245	3,411,468
5.00%, 10/16/43 (Call 04/16/43)	391	404,317
5.60%, 03/31/34	715	790,954
5.85%, 03/15/36	2,225	2,517,966
6.10%, 06/01/40	2,455	2,860,296
6.20%, 10/15/37	3,700	4,344,984
7.25%, 08/15/38	2,546	3,289,228
7.63%, 01/15/39	4,167	5,597,323
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	5	4,843
4.60%, 03/15/48 (Call 09/15/47)(d)	815	800,901
5.40%, 08/15/41 (Call 02/15/41)	1,365	1,481,612
7.85%, 02/01/26 (Call 11/01/25)	3,765	4,630,385
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	391	389,979
4.50%, 03/15/28 (Call 12/15/27)	500	500,070
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	335	321,774
4.00%, 07/01/22 (Call 04/01/22)	4,250	4,226,115
4.50%, 03/01/28 (Call 12/01/27)	1,300	1,276,522
4.65%, 07/01/26 (Call 04/01/26)	1,100	1,099,604
5.30%, 03/01/48 (Call 09/01/47)	50	47,519
5.38%, 06/01/21 (Call 03/01/21)	2,700	2,798,901
5.45%, 04/01/44 (Call 10/01/43)	365	355,933
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	2,165	2,132,287
3.60%, 03/15/22 (Call 01/15/22)	5,277	5,272,251
3.75%, 06/15/27 (Call 03/15/27)	3,275	3,142,035
3.90%, 01/15/25 (Call 10/15/24)	2,550	2,521,975
4.00%, 11/15/21 (Call 08/15/21)	2,597	2,631,254
4.00%, 09/15/25 (Call 06/15/25)	3,960	3,924,796
4.13%, 11/15/20 (Call 08/15/20)	3,855	3,905,886
4.30%, 03/04/24 (Call 12/04/23)	3,498	3,545,293

Security	Par (000)	Value

Pipelines (continued)
4.85%, 03/01/48 (Call 09/01/47)	$3,225	$3,167,208
4.90%, 01/15/45 (Call 07/15/44)	1,650	1,618,337
5.10%, 09/15/45 (Call 03/15/45)	1,010	1,014,282
5.25%, 03/15/20	2,095	2,154,980
5.40%, 03/04/44 (Call 09/04/43)	495	512,177
5.80%, 11/15/43 (Call 05/15/43)	1,378	1,501,124
6.30%, 04/15/40	5,263	6,024,661
7.88%, 09/01/21	3,400	3,791,170

		540,744,240
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,150	1,132,256
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	4,364	4,535,331
5.25%, 03/15/25 (Call 12/15/24)	3,055	3,224,308
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	1,477	1,491,031
4.25%, 08/15/23 (Call 05/15/23)	2,157	2,232,387

		12,615,313
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	2,000	1,985,260
3.45%, 04/30/25 (Call 02/28/25)	210	202,728
3.90%, 06/15/23 (Call 03/15/23)	1,500	1,513,710
3.95%, 01/15/28 (Call 10/15/27)	348	337,574
4.30%, 01/15/26 (Call 10/15/25)	40	40,167
4.50%, 07/30/29 (Call 04/30/29)	320	322,864
4.60%, 04/01/22 (Call 01/01/22)	2,120	2,187,310
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	100	99,688
3.63%, 11/15/27 (Call 08/15/27)	925	878,121
3.75%, 04/15/23 (Call 01/15/23)	3,100	3,085,585
4.13%, 07/01/24 (Call 04/01/24)	100	100,179
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	800	774,336
American Tower Corp.
2.25%, 01/15/22	1,915	1,836,198
2.80%, 06/01/20 (Call 05/01/20)	1,215	1,205,183
3.00%, 06/15/23	1,195	1,151,908
3.13%, 01/15/27 (Call 10/15/26)	2,475	2,266,283
3.30%, 02/15/21 (Call 01/15/21)	1,423	1,417,920
3.38%, 10/15/26 (Call 07/15/26)	1,480	1,390,756
3.45%, 09/15/21	1,106	1,105,923
3.50%, 01/31/23	4,858	4,794,895
3.55%, 07/15/27 (Call 04/15/27)	3,430	3,237,543
3.60%, 01/15/28 (Call 10/15/27)	2,850	2,684,329
4.00%, 06/01/25 (Call 03/01/25)	4,683	4,643,429
4.40%, 02/15/26 (Call 11/15/25)	250	252,155
4.70%, 03/15/22	3,478	3,607,486
5.00%, 02/15/24	5,751	6,038,550
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	375	365,044
2.90%, 10/15/26 (Call 07/15/26)	1,900	1,789,629
2.95%, 09/15/22 (Call 06/15/22)	2,100	2,064,342
2.95%, 05/11/26 (Call 02/11/26)	1,125	1,066,489
3.20%, 01/15/28 (Call 10/15/27)	2,150	2,058,367
3.35%, 05/15/27 (Call 02/15/27)	500	485,615
3.45%, 06/01/25 (Call 03/03/25)	1,915	1,886,888

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 11/15/25 (Call 08/15/25)	$230	$227,086
3.63%, 10/01/20 (Call 07/01/20)	365	367,679
3.95%, 01/15/21 (Call 10/15/20)	1,450	1,469,024
4.15%, 07/01/47 (Call 01/01/47)	500	493,135
4.20%, 12/15/23 (Call 09/16/23)	250	257,240
4.35%, 04/15/48 (Call 10/15/47)	1,950	1,980,049
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	3,213	2,940,409
3.13%, 09/01/23 (Call 06/01/23)	4,375	4,287,981
3.20%, 01/15/25 (Call 10/15/24)	730	703,092
3.65%, 02/01/26 (Call 11/03/25)	2,747	2,684,918
3.80%, 02/01/24 (Call 11/01/23)	3,088	3,091,181
3.85%, 02/01/23 (Call 11/01/22)	1,766	1,784,631
4.13%, 05/15/21 (Call 02/15/21)	1,795	1,830,182
5.63%, 11/15/20 (Call 08/15/20)	2,105	2,199,409
5.88%, 10/15/19 (Call 07/15/19)	3,375	3,459,814
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	1,900	1,821,682
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	277	268,784
3.88%, 08/15/22 (Call 06/15/22)	335	334,290
3.90%, 03/15/27 (Call 12/15/26)	4,775	4,575,357
4.13%, 06/15/26 (Call 03/15/26)	800	781,024
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	875	853,711
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,169,308
4.63%, 06/15/21 (Call 03/15/21)	122	125,747
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	7,145	7,124,279
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	200	188,454
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	600	585,456
3.70%, 06/15/21 (Call 04/15/21)	2,740	2,721,395
5.00%, 07/01/25 (Call 04/01/25)	4,055	4,155,402
5.25%, 02/15/24 (Call 11/15/23)	710	739,600
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,576	1,519,106
3.15%, 07/15/23 (Call 06/15/23)	110	106,212
3.20%, 09/01/24 (Call 07/01/24)	1,420	1,357,946
3.40%, 02/15/21 (Call 01/15/21)	2,470	2,468,394
3.65%, 09/01/27 (Call 06/01/27)	5,195	4,921,068
3.70%, 06/15/26 (Call 03/15/26)	1,900	1,821,511
3.80%, 02/15/28 (Call 11/15/27)	637	609,832
4.00%, 03/01/27 (Call 12/01/26)	350	341,744
4.45%, 02/15/26 (Call 11/15/25)	2,570	2,591,794
4.75%, 05/15/47 (Call 11/15/46)	1,040	1,003,860
4.88%, 04/15/22	1,345	1,389,331
5.25%, 01/15/23	8,834	9,298,138
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	500	462,680
4.38%, 12/15/23 (Call 09/15/23)	570	583,424
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	1,415	1,358,994
4.25%, 02/01/26 (Call 11/01/25)	1,417	1,398,806
4.63%, 07/15/22 (Call 04/15/22)	250	257,183
4.70%, 06/01/27 (Call 03/01/27)	650	658,925
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	1,000	961,480
3.40%, 10/01/20 (Call 09/01/20)	1,000	1,001,730

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.63%, 10/01/22 (Call 07/03/22)	$3,350	$3,347,286
3.70%, 08/15/27 (Call 05/15/27)	1,150	1,107,266
3.95%, 07/01/22 (Call 05/01/22)	850	860,956
4.75%, 10/01/25 (Call 07/01/25)	1,300	1,347,697
5.25%, 03/15/21 (Call 12/15/20)	1,858	1,929,682
Duke Realty LP
3.38%, 12/15/27 (Call 09/15/27)	2,920	2,759,342
3.88%, 02/15/21 (Call 12/15/20)	850	859,613
3.88%, 10/15/22 (Call 07/15/22)	1,800	1,822,500
4.38%, 06/15/22 (Call 03/15/22)	2,875	2,955,931
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	1,090	1,087,242
4.50%, 06/01/27 (Call 03/01/27)	2,170	2,088,039
4.75%, 12/15/26 (Call 09/15/26)	2,550	2,522,230
4.95%, 04/15/28 (Call 01/15/28)	1,000	991,410
5.75%, 08/15/22 (Call 05/15/22)	915	963,220
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	1,775	1,664,240
3.00%, 04/15/23 (Call 01/15/23)	211	206,904
3.25%, 08/01/27 (Call 05/01/27)	500	480,810
3.38%, 06/01/25 (Call 03/01/25)	8	7,873
3.50%, 03/01/28 (Call 12/01/27)	1,325	1,295,108
4.00%, 08/01/47 (Call 02/01/47)	250	239,335
4.50%, 07/01/44 (Call 01/01/44)	2,645	2,721,996
4.50%, 06/01/45 (Call 12/01/44)	720	743,609
4.63%, 12/15/21 (Call 09/15/21)	1,820	1,887,304
4.75%, 07/15/20 (Call 04/15/20)	6,020	6,167,129
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	220	215,871
3.38%, 04/15/26 (Call 01/15/26)	350	335,304
3.63%, 08/15/22 (Call 05/15/22)	750	748,538
3.63%, 05/01/27 (Call 02/01/27)	1,400	1,353,310
3.88%, 05/01/24 (Call 02/01/24)	1,245	1,242,522
4.50%, 03/15/48 (Call 09/15/47)	1,100	1,100,319
5.20%, 03/15/21 (Call 12/15/20)	465	482,149
Federal Realty Investment Trust
3.25%, 07/15/27 (Call 04/15/27)	1,150	1,090,280
4.50%, 12/01/44 (Call 06/01/44)	185	190,287
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	215	210,236
3.40%, 02/01/25 (Call 11/01/24)	1,425	1,362,713
3.88%, 08/15/24 (Call 05/17/24)	2,614	2,573,666
4.00%, 12/01/22 (Call 10/01/22)	2,075	2,086,018
4.00%, 06/01/25 (Call 03/01/25)	3,617	3,580,504
4.20%, 03/01/24 (Call 12/01/23)	200	200,802
4.25%, 11/15/23 (Call 08/15/23)	8,468	8,538,369
6.75%, 02/01/41 (Call 08/01/40)	240	304,090
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)	655	617,272
3.75%, 04/15/23 (Call 01/15/23)	800	787,336
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	100	97,314
3.70%, 04/15/23 (Call 01/15/23)	2,575	2,541,216
3.75%, 07/01/27 (Call 04/01/27)	1,275	1,213,685
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	890	876,374
3.88%, 03/01/27 (Call 12/01/26)	2,000	1,936,940
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	1,000	914,890
4.25%, 02/15/21 (Call 11/15/20)	3,175	3,211,322

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.38%, 02/15/30 (Call 08/15/29)	$200	$185,726
4.50%, 06/15/23 (Call 12/15/22)	4,423	4,469,840
4.50%, 03/15/25 (Call 09/15/24)	1,350	1,327,306
4.65%, 03/15/24 (Call 09/15/23)	1,125	1,126,507
5.00%, 08/15/22 (Call 02/15/22)	3,670	3,780,027
5.25%, 02/15/26 (Call 08/15/25)	825	841,318
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	500	491,625
5.25%, 03/15/22 (Call 12/15/21)	240	250,224
Series C, 4.75%, 03/01/23 (Call 12/01/22)	100	102,544
Series D, 3.75%, 10/15/23 (Call 07/15/23)	2,595	2,552,105
Series E, 4.00%, 06/15/25 (Call 03/15/25)	4,905	4,814,797
Series F, 4.50%, 02/01/26 (Call 11/01/25)	2,270	2,274,381
Hudson Pacific Properties LP, 3.95%, 11/01/27	225	211,626
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	3,300	3,183,609
4.25%, 08/15/29 (Call 05/15/29)	1,175	1,156,693
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	1,550	1,450,180
2.80%, 10/01/26 (Call 07/01/26)	2,825	2,541,229
3.13%, 06/01/23 (Call 03/01/23)	1,650	1,598,866
3.20%, 05/01/21 (Call 03/01/21)	1,494	1,482,048
3.30%, 02/01/25 (Call 12/01/24)	1,105	1,054,999
3.40%, 11/01/22 (Call 09/01/22)	500	493,870
3.80%, 04/01/27 (Call 01/01/27)	1,150	1,108,726
4.25%, 04/01/45 (Call 10/01/44)	3,315	3,023,446
4.45%, 09/01/47 (Call 03/01/47)	675	633,555
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	1,050	1,073,446
4.75%, 10/01/20 (Call 07/01/20)	2,600	2,662,998
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	279	266,124
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	250	234,780
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	1,250	1,208,187
3.75%, 06/15/24 (Call 03/15/24)	775	762,724
4.20%, 06/15/28 (Call 03/15/28)	100	100,783
4.30%, 10/15/23 (Call 07/15/23)	2,900	2,954,491
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	220	215,822
3.50%, 10/15/27 (Call 07/15/27)	3,000	2,840,130
3.60%, 12/15/26 (Call 09/15/26)	700	670,166
3.90%, 06/15/24 (Call 03/15/24)	700	693,826
5.50%, 07/15/21 (Call 04/15/21)	2,200	2,303,466
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	1,570	1,569,796
4.50%, 01/15/25 (Call 10/15/24)	1,480	1,465,378
4.50%, 04/01/27 (Call 01/01/27)(b)	2,975	2,891,462
4.75%, 01/15/28 (Call 10/15/27)(b)	3,867	3,812,707
4.95%, 04/01/24 (Call 01/01/24)	1,900	1,942,788
5.25%, 01/15/26 (Call 10/15/25)	1,130	1,154,476
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	2,870	2,718,808
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	420	406,598
4.45%, 03/15/24 (Call 12/15/23)	850	856,094
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	80	77,190
3.09%, 09/15/27 (Call 06/15/27)	1,845	1,752,971
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	735	732,295

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	$300	$279,402
3.25%, 10/15/22 (Call 07/15/22)	2,525	2,503,260
3.65%, 01/15/28 (Call 10/15/27)	1,845	1,795,812
3.88%, 07/15/24 (Call 04/15/24)	2,575	2,581,824
3.88%, 04/15/25 (Call 02/15/25)	650	651,216
4.13%, 10/15/26 (Call 07/15/26)	1,631	1,649,675
4.65%, 08/01/23 (Call 05/01/23)	3,000	3,130,530
4.65%, 03/15/47 (Call 09/15/46)	565	583,538
5.75%, 01/15/21 (Call 10/15/20)	75	78,695
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	450	449,231
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	220	212,124
3.75%, 06/15/24 (Call 03/15/24)	700	691,222
3.90%, 11/01/25 (Call 08/01/25)	105	103,365
4.40%, 02/01/47 (Call 08/01/46)	1,300	1,253,369
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,401	1,361,730
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 10/01/18)	200	203,296
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	1,475	1,468,348
4.15%, 02/01/22 (Call 12/01/21)	575	572,585
4.50%, 02/01/25 (Call 11/01/24)	2,325	2,256,366
Senior Housing Properties Trust
4.75%, 05/01/24 (Call 11/01/23)	990	990,426
4.75%, 02/15/28 (Call 08/15/27)	555	544,333
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	1,225	1,187,723
2.50%, 09/01/20 (Call 06/01/20)	205	202,577
2.50%, 07/15/21 (Call 04/15/21)	1,230	1,205,806
2.63%, 06/15/22 (Call 03/15/22)	1,647	1,606,632
2.75%, 02/01/23 (Call 11/01/22)	2,409	2,344,921
3.30%, 01/15/26 (Call 10/15/25)	2,265	2,203,845
3.38%, 10/01/24 (Call 07/01/24)	2,378	2,346,824
3.38%, 06/15/27 (Call 03/15/27)	4,000	3,888,840
3.38%, 12/01/27 (Call 09/01/27)	275	266,140
3.50%, 09/01/25 (Call 06/01/25)	250	247,000
3.75%, 02/01/24 (Call 11/01/23)	1,952	1,971,969
4.13%, 12/01/21 (Call 09/01/21)	4,750	4,870,745
4.25%, 10/01/44 (Call 04/01/44)	750	749,018
4.25%, 11/30/46 (Call 05/30/46)	1,700	1,700,510
4.38%, 03/01/21 (Call 12/01/20)	9,609	9,863,831
4.75%, 03/15/42 (Call 09/15/41)	2,394	2,559,473
6.75%, 02/01/40 (Call 11/01/39)	1,700	2,240,073
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,150	1,122,354
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	325	331,520
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	1,000	967,810
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	1,000	986,490
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	250	226,158
3.88%, 12/01/23 (Call 09/01/23)	640	627,846
UDR Inc.
3.50%, 07/01/27 (Call 04/01/27)	1,500	1,436,040
3.50%, 01/15/28 (Call 10/15/27)	350	334,128
3.70%, 10/01/20 (Call 07/01/20)	200	201,128
4.00%, 10/01/25 (Call 07/01/25)	350	349,839
4.63%, 01/10/22 (Call 10/10/21)	1,650	1,695,111

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	$2,595	$2,419,500
3.50%, 02/01/25 (Call 11/01/24)	575	555,145
3.75%, 05/01/24 (Call 02/01/24)	165	163,482
3.85%, 04/01/27 (Call 01/01/27)	950	921,927
4.13%, 01/15/26 (Call 10/15/25)	2,655	2,641,725
4.38%, 02/01/45 (Call 08/01/44)	30	28,104
4.40%, 01/15/29 (Call 10/15/28)	3,000	3,023,610
5.70%, 09/30/43 (Call 03/30/43)	725	812,631
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	623	618,190
3.25%, 08/15/22 (Call 05/15/22)	125	123,025
4.25%, 03/01/22 (Call 12/01/21)	6,968	7,119,345
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	2,379	2,268,947
4.13%, 06/01/21 (Call 05/01/21)	1,550	1,570,971
4.60%, 02/06/24 (Call 11/06/23)	1,243	1,254,311
4.88%, 06/01/26 (Call 03/01/26)	4,147	4,215,716
Vornado Realty LP
3.50%, 01/15/25 (Call 11/15/24)	250	240,913
5.00%, 01/15/22 (Call 10/15/21)	2,100	2,183,895
Washington Prime Group LP, 5.95%, 08/15/24
(Call 06/15/24)(b)	875	849,205
Washington REIT, 4.95%, 10/01/20 (Call 04/01/20)	1,500	1,529,790
Weingarten Realty Investors
3.25%, 08/15/26 (Call 05/15/26)	325	302,071
4.45%, 01/15/24 (Call 10/15/23)	650	660,595
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	250	249,593
4.00%, 06/01/25 (Call 03/01/25)	3,534	3,508,591
4.25%, 04/01/26 (Call 01/01/26)	1,175	1,177,209
4.25%, 04/15/28 (Call 01/15/28)	1,000	996,470
4.50%, 01/15/24 (Call 10/15/23)	563	577,266
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,263,052
5.25%, 01/15/22 (Call 10/15/21)	4,328	4,530,680
6.13%, 04/15/20	650	678,639
6.50%, 03/15/41 (Call 09/15/40)	2,630	3,191,189
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	1,940	1,897,398
4.63%, 09/15/23	44	45,767
4.70%, 03/15/21 (Call 12/15/20)	1,750	1,801,887
6.88%, 12/15/33	2,986	3,676,244
6.95%, 10/01/27	460	547,658
7.38%, 03/15/32	2,361	3,005,034
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	300	294,450
4.60%, 04/01/24 (Call 01/01/24)	1,434	1,457,016

		432,095,672
Retail — 0.8%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	1,250	1,278,000
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,024,000
5.75%, 05/01/20	125	129,606
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	810	804,662
4.50%, 10/01/25 (Call 07/01/25)	4,420	4,432,730
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	750	727,935
3.13%, 07/15/23 (Call 04/15/23)	1,000	977,710
3.13%, 04/21/26 (Call 01/21/26)	745	697,357

Security	Par (000)	Value

Retail (continued)
3.25%, 04/15/25 (Call 01/15/25)	$2,295	$2,191,518
3.70%, 04/15/22 (Call 01/15/22)	950	958,902
3.75%, 06/01/27 (Call 03/01/27)	1,025	994,373
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	2,830	2,320,147
5.17%, 08/01/44 (Call 02/01/44)	2,767	2,098,603
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)(b)	2,355	2,468,747
Costco Wholesale Corp.
1.70%, 12/15/19	6,140	6,062,697
1.75%, 02/15/20	675	665,132
2.15%, 05/18/21 (Call 04/18/21)	2,257	2,215,200
2.25%, 02/15/22	1,830	1,784,561
2.30%, 05/18/22 (Call 04/18/22)	1,757	1,709,297
2.75%, 05/18/24 (Call 03/18/24)	185	180,388
3.00%, 05/18/27 (Call 02/18/27)	2,560	2,464,819
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	1,400	1,368,010
4.55%, 02/15/48 (Call 08/15/47)	745	704,539
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	890	877,113
3.88%, 04/15/27 (Call 01/15/27)	2,550	2,499,740
4.13%, 05/01/28 (Call 02/01/28)	4,050	4,035,825
4.15%, 11/01/25 (Call 08/01/25)	1,100	1,112,408
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	850	840,344
4.20%, 05/15/28 (Call 02/15/28)	3,000	2,959,620
Home Depot Inc. (The)
1.80%, 06/05/20	1,875	1,843,331
2.00%, 04/01/21 (Call 03/01/21)	2,564	2,504,156
2.13%, 09/15/26 (Call 06/15/26)	1,994	1,799,784
2.63%, 06/01/22 (Call 05/01/22)	4,461	4,397,743
2.70%, 04/01/23 (Call 01/01/23)	2,227	2,185,645
2.80%, 09/14/27 (Call 06/14/27)	1,977	1,862,828
3.00%, 04/01/26 (Call 01/01/26)	3,239	3,123,627
3.35%, 09/15/25 (Call 06/15/25)	3,640	3,617,687
3.50%, 09/15/56 (Call 03/15/56)	1,839	1,611,920
3.75%, 02/15/24 (Call 11/15/23)	4,375	4,479,431
3.90%, 06/15/47 (Call 12/15/46)	3,220	3,122,434
4.20%, 04/01/43 (Call 10/01/42)	2,920	2,947,360
4.25%, 04/01/46 (Call 10/01/45)	5,715	5,811,926
4.40%, 04/01/21 (Call 01/01/21)	4,381	4,529,472
4.40%, 03/15/45 (Call 09/15/44)	3,940	4,077,742
4.88%, 02/15/44 (Call 08/15/43)	2,560	2,842,342
5.40%, 09/15/40 (Call 03/15/40)	1,124	1,324,241
5.88%, 12/16/36	5,980	7,343,619
5.95%, 04/01/41 (Call 10/01/40)	3,640	4,546,688
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	1,207	1,211,731
5.55%, 07/17/45 (Call 01/17/45)	1,797	1,735,129
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	4,770	4,417,545
3.10%, 05/03/27 (Call 02/03/27)	3,175	3,045,492
3.12%, 04/15/22 (Call 01/15/22)	2,600	2,598,336
3.13%, 09/15/24 (Call 06/15/24)	3,350	3,285,915
3.38%, 09/15/25 (Call 06/15/25)	2,928	2,892,337
3.70%, 04/15/46 (Call 10/15/45)	5,455	5,017,291
3.75%, 04/15/21 (Call 01/15/21)	3,000	3,052,830
3.80%, 11/15/21 (Call 08/15/21)	4,620	4,717,528
4.05%, 05/03/47 (Call 11/03/46)	4,140	4,025,488
4.25%, 09/15/44 (Call 03/15/44)	3,360	3,355,666

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.38%, 09/15/45 (Call 03/15/45)	$2,904	$2,950,696
4.63%, 04/15/20 (Call 10/15/19)	5,725	5,838,870
4.65%, 04/15/42 (Call 10/15/41)	2,235	2,350,259
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(b)	1,835	1,735,488
3.63%, 06/01/24 (Call 03/01/24)	811	783,264
3.88%, 01/15/22 (Call 10/15/21)(b)	2,950	2,938,967
4.38%, 09/01/23 (Call 06/01/23)(b)	1,150	1,150,667
4.50%, 12/15/34 (Call 06/15/34)	1,965	1,645,884
6.90%, 04/01/29	1,445	1,559,444
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	3,390	3,347,456
2.63%, 01/15/22	3,916	3,836,349
2.75%, 12/09/20 (Call 11/09/20)	2,286	2,274,021
3.35%, 04/01/23 (Call 03/01/23)	2,395	2,388,701
3.38%, 05/26/25 (Call 02/26/25)	1,933	1,901,453
3.50%, 03/01/27 (Call 12/01/26)	3,200	3,131,552
3.63%, 05/20/21	1,008	1,019,239
3.63%, 05/01/43	835	730,007
3.70%, 01/30/26 (Call 10/30/25)	7,555	7,526,593
3.70%, 02/15/42	2,676	2,404,975
3.80%, 04/01/28 (Call 01/01/28)	3,470	3,453,275
4.45%, 03/01/47 (Call 09/01/46)	2,400	2,393,640
4.45%, 09/01/48 (Call 03/01/48)	550	546,596
4.60%, 05/26/45 (Call 11/26/44)	2,775	2,806,108
4.70%, 12/09/35 (Call 06/09/35)	990	1,038,847
4.88%, 07/15/40	211	221,765
4.88%, 12/09/45 (Call 06/09/45)	3,528	3,710,715
6.30%, 10/15/37	2,035	2,476,758
6.30%, 03/01/38	2,678	3,241,987
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	2,120	2,151,609
4.00%, 03/15/27 (Call 12/15/26)(b)	1,490	1,456,311
4.75%, 05/01/20	4,755	4,869,738
5.00%, 01/15/44 (Call 07/15/43)	1,733	1,613,804
6.95%, 03/15/28	2,650	2,998,634
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	875	843,325
3.80%, 09/01/22 (Call 06/01/22)	200	201,952
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,766,695
4.63%, 09/15/21 (Call 06/15/21)	1,190	1,230,412
4.88%, 01/14/21 (Call 10/14/20)	10	10,347
QVC Inc.
4.38%, 03/15/23	6,173	6,091,763
4.45%, 02/15/25 (Call 11/15/24)	900	863,280
4.85%, 04/01/24	1,775	1,772,284
5.13%, 07/02/22	6,090	6,214,967
5.45%, 08/15/34 (Call 02/15/34)	2,295	2,081,795
5.95%, 03/15/43	415	381,966
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	3,340	3,265,318
2.20%, 11/22/20	955	936,884
2.45%, 06/15/26 (Call 03/15/26)	1,765	1,604,297
2.70%, 06/15/22 (Call 04/15/22)	93	90,962
3.10%, 03/01/23 (Call 02/01/23)	1,838	1,813,941
3.50%, 03/01/28 (Call 12/01/27)(b)	1,200	1,162,368
3.75%, 12/01/47 (Call 06/01/47)	2,230	1,977,653
3.80%, 08/15/25 (Call 06/15/25)	2,500	2,500,900
3.85%, 10/01/23 (Call 07/01/23)	2,028	2,062,456
4.00%, 11/15/28 (Call 08/15/28)	2,000	2,005,320

Security	Par (000)	Value

Retail (continued)
4.30%, 06/15/45 (Call 12/15/44)	$1,020	$993,001
4.50%, 11/15/48 (Call 05/15/48)	1,000	988,030
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	4,970	4,815,383
4.13%, 07/15/27 (Call 04/15/27)	2,655	2,544,871
4.25%, 04/01/25 (Call 01/01/25)	1,005	1,000,076
Target Corp.
2.50%, 04/15/26	2,400	2,235,912
2.90%, 01/15/22	3,410	3,399,838
3.50%, 07/01/24	6,082	6,170,067
3.63%, 04/15/46	8,615	7,865,753
3.88%, 07/15/20	910	927,399
3.90%, 11/15/47 (Call 05/15/47)	2,425	2,308,236
4.00%, 07/01/42	2,708	2,644,227
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	7,880	7,185,457
2.50%, 05/15/23 (Call 02/15/23)	1,225	1,186,719
Walgreen Co.
3.10%, 09/15/22	3,115	3,065,067
4.40%, 09/15/42	450	409,554
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	4,740	4,722,794
3.30%, 11/18/21 (Call 09/18/21)	3,400	3,390,922
3.45%, 06/01/26 (Call 03/01/26)	4,256	4,048,094
3.80%, 11/18/24 (Call 08/18/24)	3,465	3,430,038
4.50%, 11/18/34 (Call 05/18/34)	4,213	4,055,476
4.65%, 06/01/46 (Call 12/01/45)(b)	370	349,147
4.80%, 11/18/44 (Call 05/18/44)	5,962	5,725,487
Walmart Inc.
1.75%, 10/09/19	620	614,358
1.90%, 12/15/20	6,455	6,327,643
2.35%, 12/15/22 (Call 11/15/22)	6,350	6,165,405
2.55%, 04/11/23 (Call 01/11/23)	3,935	3,836,704
2.65%, 12/15/24 (Call 10/15/24)	4,000	3,853,680
2.85%, 06/23/20	5,000	5,012,750
3.13%, 06/23/21	6,625	6,657,462
3.30%, 04/22/24 (Call 01/22/24)	5,651	5,662,472
3.40%, 06/26/23 (Call 05/26/23)	1,965	1,989,798
3.55%, 06/26/25 (Call 04/26/25)	760	768,155
3.63%, 07/08/20	3,319	3,369,615
3.63%, 12/15/47 (Call 06/15/47)	3,955	3,738,622
3.70%, 06/26/28 (Call 03/26/28)	5,660	5,722,826
3.95%, 06/28/38 (Call 12/28/37)	7,210	7,276,620
4.00%, 04/11/43 (Call 10/11/42)	7,787	7,782,873
4.05%, 06/29/48 (Call 12/29/47)	5,970	6,039,192
4.30%, 04/22/44 (Call 10/22/43)	4,070	4,259,011
5.00%, 10/25/40	2,100	2,405,634
5.25%, 09/01/35	1,010	1,178,125
5.63%, 04/15/41	440	543,598
5.88%, 04/05/27	80	93,206

		432,043,101
Savings & Loans — 0.0%
First Niagara Financial Group Inc.
6.75%, 03/19/20	5,000	5,250,300
7.25%, 12/15/21	2,500	2,768,750
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	4,550	4,527,614

		12,546,664

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 0.4%
Altera Corp., 4.10%, 11/15/23	$1,075	$1,117,989
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,603	1,558,485
2.95%, 01/12/21	3,345	3,324,863
3.50%, 12/05/26 (Call 09/05/26)	2,186	2,110,955
3.90%, 12/15/25 (Call 09/15/25)	2,906	2,893,126
4.50%, 12/05/36 (Call 06/05/36)	400	398,196
5.30%, 12/15/45 (Call 06/15/45)	325	349,791
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	1,285	1,275,118
3.30%, 04/01/27 (Call 01/01/27)	7,391	7,221,377
3.90%, 10/01/25 (Call 07/01/25)	2,175	2,224,634
4.30%, 06/15/21	1,250	1,291,725
4.35%, 04/01/47 (Call 10/01/46)	2,485	2,523,194
5.10%, 10/01/35 (Call 04/01/35)	1,650	1,836,170
5.85%, 06/15/41	2,312	2,791,740
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	4,100	3,975,770
2.38%, 01/15/20	10,615	10,495,475
2.65%, 01/15/23 (Call 12/15/22)	3,660	3,467,008
3.00%, 01/15/22 (Call 12/15/21)	12,240	11,948,321
3.13%, 01/15/25 (Call 11/15/24)	3,415	3,163,246
3.50%, 01/15/28 (Call 10/15/27)	2,115	1,913,377
3.63%, 01/15/24 (Call 11/15/23)	5,670	5,500,864
3.88%, 01/15/27 (Call 10/15/26)	11,935	11,177,127
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	3,173	3,075,716
1.85%, 05/11/20	1,895	1,867,011
2.35%, 05/11/22 (Call 04/11/22)	1,500	1,462,350
2.45%, 07/29/20	2,850	2,831,504
2.60%, 05/19/26 (Call 02/19/26)	2,650	2,491,689
2.70%, 12/15/22	4,834	4,757,864
2.88%, 05/11/24 (Call 03/11/24)	2,546	2,481,077
3.10%, 07/29/22	1,947	1,946,688
3.15%, 05/11/27 (Call 02/11/27)	2,375	2,314,081
3.30%, 10/01/21	8,753	8,836,329
3.70%, 07/29/25 (Call 04/29/25)	6,810	6,900,164
3.73%, 12/08/47 (Call 06/08/47)	13,768	12,958,442
4.00%, 12/15/32	805	836,009
4.10%, 05/19/46 (Call 11/19/45)	3,510	3,517,827
4.10%, 05/11/47 (Call 11/11/46)	2,425	2,431,475
4.25%, 12/15/42	240	244,716
4.90%, 07/29/45 (Call 01/29/45)	1,075	1,204,215
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	190	190,521
4.13%, 11/01/21 (Call 09/01/21)	950	967,708
4.65%, 11/01/24 (Call 08/01/24)	3,115	3,237,295
5.65%, 11/01/34 (Call 07/01/34)	905	986,378
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	690	685,694
2.80%, 06/15/21 (Call 05/15/21)	3,793	3,741,453
3.80%, 03/15/25 (Call 12/15/24)	1,465	1,464,414
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	1,745	1,750,776
4.88%, 06/22/28 (Call 03/22/28)	2,835	2,888,752
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	4,307	4,247,520
3.45%, 06/15/27 (Call 03/15/27)	435	413,611

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	$620	$603,248
3.20%, 09/16/26 (Call 06/16/26)	1,555	1,515,316
QUALCOMM Inc.
2.25%, 05/20/20	4,130	4,081,266
2.60%, 01/30/23 (Call 12/30/22)	6,870	6,604,268
2.90%, 05/20/24 (Call 03/20/24)	2,575	2,467,906
3.00%, 05/20/22	5,846	5,772,574
3.25%, 05/20/27 (Call 02/20/27)	5,710	5,385,900
3.45%, 05/20/25 (Call 02/20/25)	6,485	6,313,537
4.30%, 05/20/47 (Call 11/20/46)	2,145	2,020,182
4.65%, 05/20/35 (Call 11/20/34)	4,660	4,728,735
4.80%, 05/20/45 (Call 11/20/44)	4,180	4,230,118
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	2,150	2,114,504
2.63%, 05/15/24 (Call 03/15/24)	875	844,130
2.75%, 03/12/21 (Call 02/12/21)	2,141	2,131,837
2.90%, 11/03/27 (Call 08/03/27)	1,565	1,494,465
4.15%, 05/15/48 (Call 11/15/47)	2,100	2,138,493
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	2,009	1,926,229
3.00%, 03/15/21	1,665	1,655,077

		219,317,615
Software — 0.7%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	1,820	1,764,417
2.60%, 06/15/22 (Call 05/15/22)	105	101,889
3.40%, 09/15/26 (Call 06/15/26)	2,375	2,282,826
3.40%, 06/15/27 (Call 03/15/27)	250	239,050
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,628	1,613,771
4.75%, 02/01/20	390	399,734
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	1,605	1,511,653
3.60%, 12/15/22 (Call 09/15/22)	2,000	1,994,240
4.38%, 06/15/25 (Call 03/15/25)	5,305	5,365,371
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	1,175	1,122,807
3.95%, 09/01/20	1,752	1,773,234
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	1,700	1,686,757
4.50%, 08/15/23 (Call 05/15/23)	3,210	3,277,956
4.70%, 03/15/27 (Call 12/15/26)	1,275	1,274,758
5.38%, 12/01/19	828	848,725
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,150	1,166,445
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	2,455	2,387,291
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	1,330	1,345,787
4.80%, 03/01/26 (Call 12/01/25)	1,895	2,011,751
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	400	386,824
3.00%, 08/15/26 (Call 05/15/26)	1,225	1,141,529
3.50%, 04/15/23 (Call 01/15/23)	4,349	4,326,690
3.63%, 10/15/20 (Call 09/15/20)	2,192	2,208,221
3.88%, 06/05/24 (Call 03/05/24)	100	100,496
4.50%, 10/15/22 (Call 08/15/22)	1,107	1,145,568
4.50%, 08/15/46 (Call 02/15/46)	2,230	2,147,958
5.00%, 10/15/25 (Call 07/15/25)	8,836	9,370,048
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	250	251,625

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	$550	$545,512
3.50%, 10/01/22 (Call 07/01/22)	2,450	2,444,831
3.85%, 06/01/25 (Call 03/01/25)	95	94,929
4.75%, 06/15/21	1,000	1,035,870
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	5,745	5,537,720
1.85%, 02/06/20	2,375	2,348,400
1.85%, 02/12/20 (Call 01/12/20)	6,203	6,135,387
2.00%, 11/03/20 (Call 10/03/20)	6,768	6,662,216
2.00%, 08/08/23 (Call 06/08/23)	4,636	4,405,405
2.13%, 11/15/22	1,950	1,887,854
2.38%, 02/12/22 (Call 01/12/22)	7,515	7,374,695
2.38%, 05/01/23 (Call 02/01/23)	1,710	1,659,897
2.40%, 02/06/22 (Call 01/06/22)	4,920	4,833,506
2.40%, 08/08/26 (Call 05/08/26)	7,524	7,001,609
2.65%, 11/03/22 (Call 09/03/22)	4,385	4,323,347
2.70%, 02/12/25 (Call 11/12/24)	8,035	7,769,041
2.88%, 02/06/24 (Call 12/06/23)	13,697	13,480,040
3.00%, 10/01/20	900	906,291
3.13%, 11/03/25 (Call 08/03/25)	8,485	8,354,501
3.30%, 02/06/27 (Call 11/06/26)	6,439	6,381,371
3.45%, 08/08/36 (Call 02/08/36)	2,215	2,122,479
3.50%, 02/12/35 (Call 08/12/34)	8,680	8,397,900
3.50%, 11/15/42	4,907	4,607,280
3.63%, 12/15/23 (Call 09/15/23)	2,710	2,768,021
3.70%, 08/08/46 (Call 02/08/46)	10,673	10,332,104
3.75%, 05/01/43 (Call 11/01/42)	360	350,842
3.75%, 02/12/45 (Call 08/12/44)	6,006	5,867,081
3.95%, 08/08/56 (Call 02/08/56)	5,595	5,536,476
4.00%, 02/08/21	4,075	4,192,482
4.00%, 02/12/55 (Call 08/12/54)	2,636	2,634,787
4.10%, 02/06/37 (Call 08/06/36)	6,799	7,069,532
4.20%, 11/03/35 (Call 05/03/35)	5,178	5,438,143
4.45%, 11/03/45 (Call 05/03/45)	7,996	8,693,731
4.50%, 10/01/40	2,540	2,763,317
4.50%, 02/06/57 (Call 08/06/56)	3,365	3,673,571
4.75%, 11/03/55 (Call 05/03/55)	4,655	5,327,601
4.88%, 12/15/43 (Call 06/15/43)	1,330	1,521,041
5.20%, 06/01/39	2,925	3,461,942
5.30%, 02/08/41	1,778	2,134,471
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	6,035	6,381,288
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	11,542	11,182,698
2.25%, 10/08/19	4,164	4,146,761
2.40%, 09/15/23 (Call 07/15/23)	4,945	4,740,673
2.50%, 05/15/22 (Call 03/15/22)	9,150	8,955,654
2.50%, 10/15/22	9,892	9,630,357
2.63%, 02/15/23 (Call 01/15/23)	5,250	5,121,480
2.65%, 07/15/26 (Call 04/15/26)	9,745	9,110,795
2.80%, 07/08/21	1,750	1,744,960
2.95%, 11/15/24 (Call 09/15/24)	13,145	12,786,536
2.95%, 05/15/25 (Call 02/15/25)	5,361	5,189,770
3.25%, 11/15/27 (Call 08/15/27)	4,500	4,366,935
3.25%, 05/15/30 (Call 02/15/30)	7,298	7,000,606
3.40%, 07/08/24 (Call 04/08/24)	2,418	2,417,057
3.63%, 07/15/23	675	685,375
3.80%, 11/15/37 (Call 05/15/37)	299	289,052
3.85%, 07/15/36 (Call 01/15/36)	3,053	2,969,989
3.88%, 07/15/20	768	783,291

Security	Par (000)	Value

Software (continued)
3.90%, 05/15/35 (Call 11/15/34)	$2,262	$2,228,206
4.00%, 07/15/46 (Call 01/15/46)	8,161	7,879,690
4.00%, 11/15/47 (Call 05/15/47)	1,035	1,000,224
4.13%, 05/15/45 (Call 11/15/44)	4,324	4,265,107
4.30%, 07/08/34 (Call 01/08/34)	5,053	5,213,584
4.38%, 05/15/55 (Call 11/15/54)	5,080	5,126,584
4.50%, 07/08/44 (Call 01/08/44)	577	603,657
5.38%, 07/15/40	13,340	15,512,953
6.13%, 07/08/39	3,240	4,037,591
6.50%, 04/15/38	3,575	4,632,914
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	5,000	5,006,400
VMware Inc.
2.30%, 08/21/20	3,070	3,008,170
2.95%, 08/21/22 (Call 07/21/22)	3,762	3,646,394
3.90%, 08/21/27 (Call 05/21/27)	3,015	2,856,260

		395,843,655
Telecommunications — 1.2%
America Movil SAB de CV
3.13%, 07/16/22	4,150	4,074,262
4.38%, 07/16/42	4,980	4,898,328
5.00%, 10/16/19	150	153,030
5.00%, 03/30/20	8,050	8,246,581
6.13%, 11/15/37	2,500	2,924,475
6.13%, 03/30/40	2,010	2,369,931
6.38%, 03/01/35	1,138	1,353,662
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	6,764	6,671,130
2.63%, 12/01/22 (Call 09/01/22)	6,290	6,043,306
2.80%, 02/17/21 (Call 01/17/21)	4,650	4,596,897
3.00%, 02/15/22	3,059	3,010,515
3.00%, 06/30/22 (Call 04/30/22)	8,561	8,374,541
3.20%, 03/01/22 (Call 02/01/22)	1,560	1,542,372
3.40%, 05/15/25 (Call 02/15/25)	11,447	10,900,520
3.60%, 02/17/23 (Call 12/17/22)	3,439	3,430,334
3.80%, 03/15/22	3,021	3,043,718
3.80%, 03/01/24 (Call 01/01/24)	1,311	1,303,973
3.88%, 08/15/21	7,070	7,159,506
3.90%, 03/11/24 (Call 12/11/23)	5,714	5,701,429
3.95%, 01/15/25 (Call 10/15/24)	3,795	3,744,033
4.10%, 02/15/28 (Call 11/15/27)(d)	5,850	5,657,008
4.13%, 02/17/26 (Call 11/17/25)	7,330	7,243,359
4.25%, 03/01/27 (Call 12/01/26)	4,630	4,576,246
4.30%, 02/15/30 (Call 11/15/29)(d)	9,050	8,674,063
4.30%, 12/15/42 (Call 06/15/42)	5,561	4,779,735
4.35%, 06/15/45 (Call 12/15/44)	12,607	10,806,216
4.45%, 05/15/21	7,899	8,113,379
4.45%, 04/01/24 (Call 01/01/24)	3,209	3,285,631
4.50%, 05/15/35 (Call 11/15/34)	4,135	3,856,963
4.50%, 03/09/48 (Call 09/09/47)	20,417	17,693,576
4.55%, 03/09/49 (Call 09/09/48)	11,722	10,196,030
4.60%, 02/15/21 (Call 11/15/20)	12,292	12,622,901
4.75%, 05/15/46 (Call 11/15/45)	9,842	8,902,286
4.80%, 06/15/44 (Call 12/15/43)	7,855	7,152,842
5.00%, 03/01/21	9,265	9,623,185
5.15%, 03/15/42	5,916	5,729,350
5.15%, 11/15/46 (Call 05/15/46)(d)	7,079	6,733,262
5.20%, 03/15/20	5,480	5,648,729
5.25%, 03/01/37 (Call 09/01/36)	4,072	4,049,156
5.35%, 09/01/40	5,447	5,356,199
5.45%, 03/01/47 (Call 09/01/46)	2,035	2,025,802

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.55%, 08/15/41	$4,130	$4,120,460
5.65%, 02/15/47 (Call 08/15/46)	4,665	4,798,652
5.70%, 03/01/57 (Call 09/01/56)	1,463	1,482,399
5.88%, 10/01/19	4,025	4,149,171
6.00%, 08/15/40 (Call 05/15/40)	3,096	3,272,070
6.35%, 03/15/40	700	774,571
6.38%, 03/01/41	5,875	6,431,832
6.55%, 02/15/39	75	84,277
7.13%, 03/15/26(d)	3,825	4,388,614
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	565	566,452
British Telecommunications PLC, 9.63%, 12/15/30	8,968	12,867,017
Cisco Systems Inc.
1.40%, 09/20/19	1,050	1,035,972
1.85%, 09/20/21 (Call 08/20/21)	4,050	3,920,197
2.20%, 02/28/21	3,756	3,692,186
2.20%, 09/20/23 (Call 07/20/23)	2,250	2,151,900
2.45%, 06/15/20	11,725	11,651,601
2.50%, 09/20/26 (Call 06/20/26)	3,278	3,063,783
2.60%, 02/28/23	2,000	1,958,500
2.90%, 03/04/21	1,020	1,019,337
2.95%, 02/28/26	5,049	4,883,595
3.00%, 06/15/22	764	764,244
3.50%, 06/15/25	5,015	5,060,887
3.63%, 03/04/24	3,550	3,627,141
4.45%, 01/15/20	6,095	6,232,930
5.50%, 01/15/40	4,411	5,316,887
5.90%, 02/15/39	4,195	5,260,027
Deutsche Telekom International Finance BV
8.75%, 06/15/30	10,897	14,762,275
9.25%, 06/01/32	100	144,105
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(h)	1,000	987,530
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	75	74,777
4.35%, 06/15/25 (Call 03/15/25)	500	502,435
4.50%, 03/15/24	1,945	1,986,856
4.60%, 03/15/21	1,900	1,947,557
5.95%, 03/15/41	1,540	1,562,884
Koninklijke KPN NV, 8.38%, 10/01/30	455	598,557
Motorola Solutions Inc. 3.50%, 09/01/21	2,030	2,017,028
3.50%, 03/01/23	2,262	2,209,612
3.75%, 05/15/22	1,865	1,860,617
4.00%, 09/01/24	1,506	1,490,729
4.60%, 02/23/28 (Call 11/23/27)	1,100	1,095,204
5.50%, 09/01/44	1,345	1,274,307
7.50%, 05/15/25	1,275	1,464,797
Orange SA
1.63%, 11/03/19	2,295	2,261,264
4.13%, 09/14/21	1,850	1,894,789
5.38%, 01/13/42	2,583	2,825,802
5.50%, 02/06/44 (Call 08/06/43)	390	436,036
9.00%, 03/01/31	9,082	12,858,750
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,700	2,497,662
3.00%, 03/15/23 (Call 12/15/22)	650	637,254
3.63%, 12/15/25 (Call 09/15/25)	1,015	1,000,222
4.10%, 10/01/23 (Call 07/01/23)	1,035	1,060,326
4.30%, 02/15/48 (Call 08/15/47)	50	48,892
4.50%, 03/15/43 (Call 09/15/42)	1,530	1,529,771

Security	Par (000)	Value

Telecommunications (continued)
5.00%, 03/15/44 (Call 09/15/43)	$5,022	$5,258,285
5.45%, 10/01/43 (Call 04/01/43)	1,975	2,196,615
7.50%, 08/15/38	965	1,287,310
Telefonica Emisiones SAU
4.10%, 03/08/27	4,265	4,155,944
4.57%, 04/27/23	1,770	1,830,923
4.67%, 03/06/38	1,850	1,759,350
4.90%, 03/06/48	1,000	958,580
5.13%, 04/27/20	5,200	5,357,924
5.21%, 03/08/47	8,475	8,470,508
5.46%, 02/16/21	3,863	4,045,604
7.05%, 06/20/36	8,075	9,829,536
Telefonica Europe BV, 8.25%, 09/15/30	1,747	2,272,760
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,195	2,018,807
3.70%, 09/15/27 (Call 06/15/27)	3,625	3,557,937
4.60%, 11/16/48 (Call 05/16/48)	1,400	1,401,624
Verizon Communications Inc.
2.63%, 08/15/26	8,850	8,019,958
3.38%, 02/15/25	13,891	13,523,861
3.50%, 11/01/24 (Call 08/01/24)	4,817	4,761,845
3.85%, 11/01/42 (Call 05/01/42)	3,581	3,094,450
4.13%, 03/16/27	5,334	5,360,617
4.13%, 08/15/46	1,765	1,568,503
4.27%, 01/15/36	2,744	2,594,726
4.33%, 09/21/28(d)	39,134	39,396,980
4.40%, 11/01/34 (Call 05/01/34)	4,166	4,023,856
4.50%, 08/10/33	9,150	9,049,441
4.52%, 09/15/48	6,246	5,903,594
4.67%, 03/15/55	4,525	4,167,480
4.75%, 11/01/41	950	927,010
4.81%, 03/15/39	16,437	16,462,970
4.86%, 08/21/46	8,880	8,784,096
5.01%, 04/15/49	16,143	16,288,933
5.01%, 08/21/54	11,839	11,553,443
5.25%, 03/16/37	2,413	2,547,259
5.50%, 03/16/47	2,525	2,732,833
6.40%, 09/15/33	7,500	8,882,550
6.55%, 09/15/43	19,474	23,478,244
Vodafone Group PLC
2.50%, 09/26/22	4,505	4,338,000
2.95%, 02/19/23	4,105	3,984,149
3.75%, 01/16/24	2,850	2,832,615
4.13%, 05/30/25	1,920	1,920,154
4.38%, 03/16/21	285	292,932
4.38%, 05/30/28	8,800	8,734,968
4.38%, 02/19/43	6,411	5,838,113
5.00%, 05/30/38	2,560	2,548,634
5.25%, 05/30/48	3,715	3,745,909
6.15%, 02/27/37	2,410	2,720,071
6.25%, 11/30/32	605	687,232
7.88%, 02/15/30	1,343	1,693,093

		692,733,427
Textiles — 0.0%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	1,600	1,574,848
3.25%, 06/01/22 (Call 03/01/22)	3,370	3,358,441
3.70%, 04/01/27 (Call 01/01/27)	2,455	2,426,522
6.15%, 08/15/36	77	93,479

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Textiles (continued)
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	$1,800	$1,812,600

		9,265,890

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	1,055	1,047,910
3.50%, 09/15/27 (Call 06/15/27)	1,675	1,578,654
5.10%, 05/15/44 (Call 11/15/43)	2,869	2,753,150
6.35%, 03/15/40	370	408,469

		5,788,183
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,585	2,560,623
3.00%, 04/01/25 (Call 01/01/25)	805	781,228
3.05%, 09/01/22 (Call 06/01/22)	6,277	6,238,459
3.25%, 06/15/27 (Call 03/15/27)(b)	1,028	1,004,027
3.40%, 09/01/24 (Call 06/01/24)	5,225	5,214,393
3.60%, 09/01/20 (Call 06/01/20)	375	378,101
3.75%, 04/01/24 (Call 01/01/24)	1,625	1,650,285
3.85%, 09/01/23 (Call 06/01/23)	1,463	1,501,506
3.90%, 08/01/46 (Call 02/01/46)	1,135	1,088,647
4.05%, 06/15/48 (Call 12/15/47)	925	900,469
4.10%, 06/01/21 (Call 03/01/21)	301	307,369
4.13%, 06/15/47 (Call 12/15/46)	1,025	1,020,511
4.15%, 04/01/45 (Call 10/01/44)	4,222	4,193,924
4.15%, 12/15/48 (Call 06/15/48)	700	692,853
4.38%, 09/01/42 (Call 03/01/42)	1,747	1,795,497
4.40%, 03/15/42 (Call 09/15/41)	1,315	1,354,253
4.45%, 03/15/43 (Call 09/15/42)	1,112	1,150,520
4.55%, 09/01/44 (Call 03/01/44)	3,635	3,823,838
4.70%, 10/01/19	2,430	2,477,506
4.70%, 09/01/45 (Call 03/01/45)	5,700	6,153,150
4.90%, 04/01/44 (Call 10/01/43)	3,555	3,910,536
4.95%, 09/15/41 (Call 03/15/41)	905	994,486
5.05%, 03/01/41 (Call 09/01/40)	905	1,005,102
5.15%, 09/01/43 (Call 03/01/43)	1,905	2,156,289
5.40%, 06/01/41 (Call 12/01/40)	756	873,566
5.75%, 05/01/40 (Call 11/01/39)	845	1,015,048
6.15%, 05/01/37	3,998	4,965,836
6.20%, 08/15/36	435	539,909
7.95%, 08/15/30	470	637,673
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	810	776,215
2.40%, 02/03/20	1,185	1,175,887
2.75%, 03/01/26 (Call 12/01/25)	2,421	2,303,703
2.85%, 12/15/21 (Call 09/15/21)	950	939,892
2.95%, 11/21/24 (Call 08/21/24)	3,140	3,058,046
3.20%, 08/02/46 (Call 02/02/46)	3,477	3,038,481
3.50%, 11/15/42 (Call 05/15/42)	820	745,027
3.65%, 02/03/48 (Call 08/03/47)	950	895,850
4.50%, 11/07/43 (Call 05/07/43)	65	68,031
6.20%, 06/01/36	575	721,953
6.25%, 08/01/34	425	534,527
6.38%, 11/15/37	185	237,949
6.90%, 07/15/28	550	690,052
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	2,763	2,651,485
3.70%, 02/01/26 (Call 11/01/25)	600	595,686
4.00%, 06/01/28 (Call 03/01/28)	1,500	1,528,470

Security	Par (000)	Value

Transportation (continued)
4.80%, 09/15/35 (Call 03/15/35)	$390	$417,511
4.80%, 08/01/45 (Call 02/01/45)	1,690	1,834,951
5.75%, 03/15/33	15	17,113
5.75%, 01/15/42	275	323,870
5.95%, 05/15/37	388	469,499
6.13%, 09/15/15 (Call 03/15/15)	590	706,814
7.13%, 10/15/31	4,145	5,304,066
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,000	991,930
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	2,975	2,725,725
3.25%, 06/01/27 (Call 03/01/27)	3,975	3,786,505
3.35%, 11/01/25 (Call 08/01/25)	3,055	2,986,568
3.40%, 08/01/24 (Call 05/01/24)	2,190	2,174,341
3.70%, 10/30/20 (Call 07/30/20)	1,075	1,086,911
3.70%, 11/01/23 (Call 08/01/23)	84	85,183
3.80%, 03/01/28 (Call 12/01/27)	3,230	3,201,091
3.80%, 11/01/46 (Call 05/01/46)	2,787	2,536,783
3.95%, 05/01/50 (Call 11/01/49)	4,660	4,244,235
4.10%, 03/15/44 (Call 09/15/43)	1,420	1,346,728
4.25%, 06/01/21 (Call 03/01/21)	1,050	1,074,381
4.25%, 11/01/66 (Call 05/01/66)	3,155	2,845,242
4.40%, 03/01/43 (Call 09/01/42)	225	223,400
4.50%, 08/01/54 (Call 02/01/54)	565	552,864
4.75%, 05/30/42 (Call 11/30/41)	2,155	2,235,662
6.00%, 10/01/36	5,465	6,504,880
6.15%, 05/01/37	505	612,429
6.22%, 04/30/40	1,400	1,724,030
FedEx Corp.
2.30%, 02/01/20	550	546,084
2.63%, 08/01/22	3,495	3,408,464
3.20%, 02/01/25	1,850	1,808,264
3.25%, 04/01/26 (Call 01/01/26)	2,610	2,530,708
3.30%, 03/15/27 (Call 12/15/26)	955	917,087
3.40%, 02/15/28 (Call 11/15/27)	1,100	1,059,355
3.88%, 08/01/42	550	494,450
3.90%, 02/01/35	2,945	2,784,409
4.00%, 01/15/24	2,000	2,067,540
4.05%, 02/15/48 (Call 08/15/47)	1,185	1,080,246
4.10%, 04/15/43	1,150	1,060,242
4.10%, 02/01/45	2,435	2,229,851
4.40%, 01/15/47 (Call 07/15/46)	2,430	2,324,927
4.55%, 04/01/46 (Call 10/01/45)	3,060	3,002,533
4.75%, 11/15/45 (Call 05/15/45)	3,635	3,660,808
4.90%, 01/15/34	2,000	2,126,300
5.10%, 01/15/44	3,370	3,552,924
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,140	1,135,212
3.85%, 03/15/24 (Call 12/15/23)	1,500	1,495,035
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	2,220	2,139,991
3.13%, 06/01/26 (Call 03/01/26)	310	287,971
4.30%, 05/15/43 (Call 11/15/42)	2,917	2,784,831
4.95%, 08/15/45 (Call 02/15/45)	1,700	1,767,728
Kirby Corp.,
4.20%, 03/01/28 (Call 12/01/27) .	1,300	1,286,350
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	2,525	2,476,015
2.90%, 06/15/26 (Call 03/15/26)	3,815	3,617,536
3.00%, 04/01/22 (Call 01/01/22)	2,360	2,335,432
3.15%, 06/01/27 (Call 03/01/27)	2,175	2,077,951

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.25%, 12/01/21 (Call 09/01/21)	$3,120	$3,117,286
3.65%, 08/01/25 (Call 06/01/25)	270	271,075
3.80%, 08/01/28 (Call 05/01/28)	500	500,540
3.85%, 01/15/24 (Call 10/15/23)	3,000	3,047,760
3.94%, 11/01/47 (Call 05/01/47)	2,109	1,980,562
3.95%, 10/01/42 (Call 04/01/42)	388	367,223
4.05%, 08/15/52 (Call 02/15/52)	96	90,363
4.15%, 02/28/48 (Call 08/28/47)	2,050	1,993,748
4.45%, 06/15/45 (Call 12/15/44)	1,261	1,278,717
4.65%, 01/15/46 (Call 07/15/45)	1,030	1,071,993
4.80%, 08/15/43 (Call 02/15/43)	51	52,872
4.84%, 10/01/41	5,952	6,330,428
7.80%, 05/15/27	50	63,713
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	628	606,667
2.45%, 09/03/19 (Call 08/03/19)	571	567,871
2.50%, 05/11/20 (Call 04/11/20)	656	648,541
2.50%, 09/01/22 (Call 08/01/22)	625	601,313
2.65%, 03/02/20 (Call 02/02/20)	740	734,576
2.80%, 03/01/22 (Call 02/01/22)	1,060	1,036,903
2.88%, 09/01/20 (Call 08/01/20)	870	864,354
3.40%, 03/01/23 (Call 02/01/23)	475	471,195
3.45%, 11/15/21 (Call 10/15/21)	365	365,339
3.50%, 06/01/21	145	145,525
3.75%, 06/09/23 (Call 05/09/23)	550	553,014
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	1,025	996,833
2.75%, 03/01/26 (Call 12/01/25)	2,042	1,917,744
3.00%, 04/15/27 (Call 01/15/27)(b)	2,647	2,521,188
3.20%, 06/08/21	970	972,503
3.25%, 01/15/25 (Call 10/15/24)	1,075	1,051,372
3.25%, 08/15/25 (Call 05/15/25)	2,360	2,300,221
3.35%, 08/15/46 (Call 02/15/46)	1,000	854,430
3.38%, 02/01/35 (Call 08/01/34)	490	448,615
3.50%, 06/08/23 (Call 05/08/23)	905	909,525
3.60%, 09/15/37 (Call 03/15/37)	630	582,164
3.75%, 03/15/24 (Call 12/15/23)	2,990	3,023,936
3.75%, 07/15/25 (Call 05/15/25)	1,650	1,662,028
3.80%, 10/01/51 (Call 04/01/51)	1,034	924,572
3.88%, 02/01/55 (Call 08/01/54)	2,525	2,248,033
3.95%, 09/10/28 (Call 06/10/28)	2,255	2,275,611
4.00%, 02/01/21 (Call 11/01/20)	2,250	2,293,852
4.00%, 04/15/47 (Call 10/15/46)(b)	1,380	1,324,910
4.05%, 11/15/45 (Call 05/15/45)	1,025	981,930
4.05%, 03/01/46 (Call 09/01/45)	3,464	3,316,434
4.10%, 09/15/67 (Call 03/15/67)	623	547,505
4.15%, 01/15/45 (Call 07/15/44)	1,300	1,266,278
4.16%, 07/15/22 (Call 04/15/22)	3,665	3,786,751
4.25%, 04/15/43 (Call 10/15/42)	2,700	2,654,289
4.30%, 06/15/42 (Call 12/15/41)	770	762,662
4.38%, 09/10/38 (Call 03/10/38)	935	957,692
4.38%, 11/15/65 (Call 05/15/65)	1,393	1,296,284
4.50%, 09/10/48 (Call 03/10/48)	685	700,789
4.75%, 09/15/41 (Call 03/15/41)	1,970	2,077,917
4.75%, 12/15/43 (Call 06/15/43)	650	687,687
4.82%, 02/01/44 (Call 08/01/43)	2,469	2,640,324
6.63%, 02/01/29	250	305,908
United Parcel Service Inc.
2.05%, 04/01/21	1,852	1,808,700
2.35%, 05/16/22 (Call 04/16/22)	1,675	1,629,138

Security	Par (000)	Value

Transportation (continued)
2.40%, 11/15/26 (Call 08/15/26)	$1,300	$1,196,494
2.45%, 10/01/22	8,620	8,374,330
2.50%, 04/01/23 (Call 03/01/23)	1,100	1,067,473
2.80%, 11/15/24 (Call 09/15/24)	1,350	1,305,072
3.05%, 11/15/27 (Call 08/15/27)	4,045	3,886,193
3.13%, 01/15/21	1,613	1,620,952
3.40%, 11/15/46 (Call 05/15/46)	2,445	2,147,884
3.63%, 10/01/42	590	542,918
3.75%, 11/15/47 (Call 05/15/47)	1,685	1,568,263
4.88%, 11/15/40 (Call 05/15/40)	622	683,845
6.20%, 01/15/38	3,860	4,870,895
United Parcel Service of America Inc., 7.62%, 04/01/30(c)	50	66,621

		292,238,157
Trucking & Leasing — 0.0%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)(b)	212	209,647
3.25%, 03/30/25 (Call 12/30/24)	1,585	1,505,100
3.25%, 09/15/26 (Call 06/15/26)	830	771,311
3.50%, 03/15/28 (Call 12/15/27)	805	747,016
3.85%, 03/30/27 (Call 12/30/26)	835	805,040
3.90%, 03/30/23	780	780,655
4.50%, 03/30/45 (Call 09/30/44)	400	373,752
4.55%, 11/07/28 (Call 08/07/28)	1,000	1,008,850
4.75%, 06/15/22	593	613,957
4.85%, 06/01/21	850	876,596
5.20%, 03/15/44 (Call 09/15/43)	900	943,128

		8,635,052
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	1,165	1,107,670
3.00%, 12/01/26 (Call 09/01/26)	295	279,300
3.40%, 03/01/25 (Call 12/01/24)	3,345	3,318,274
3.75%, 09/01/47 (Call 03/01/47)	2,000	1,863,380
3.85%, 03/01/24 (Call 12/01/23)	100	102,066
4.00%, 12/01/46 (Call 06/01/46)	480	466,507
4.30%, 12/01/42 (Call 06/01/42)	2,290	2,324,465
4.30%, 09/01/45 (Call 03/01/45)	1,125	1,146,094
6.59%, 10/15/37	615	797,058
Series C, 3.75%, 09/01/28 (Call 06/01/28)	1,400	1,401,540

		12,806,354

Total Corporate Bonds & Notes — 25.8% (Cost: $14,759,236,946)		14,503,934,013

Foreign Government Obligations(i)

Canada — 0.3%
Canada Government International Bond, 2.00%, 11/15/22(b)	2,500	2,419,650
Export Development Canada
1.00%, 09/13/19	6,090	5,991,586
1.38%, 10/21/21(b)	120	114,677
1.50%, 05/26/21	4,350	4,199,142
1.63%, 12/03/19	4,600	4,542,040
1.63%, 01/17/20	4,205	4,145,121
1.75%, 07/21/20(b)	4,285	4,205,942
2.00%, 11/30/20(b)	2,825	2,775,930
2.00%, 05/17/22	3,750	3,630,000
2.50%, 01/24/23	510	501,871

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Hydro-Quebec
Series HH, 8.50%, 12/01/29	$400	$570,180
Series HQ, 9.50%, 11/15/30	8	12,405
Series IO, 8.05%, 07/07/24	500	619,810
Province of Alberta Canada
1.90%, 12/06/19(b)	6,750	6,679,935
2.20%, 07/26/22	1,838	1,777,695
3.30%, 03/15/28	5,500	5,485,150
Province of British Columbia Canada
2.00%, 10/23/22	3,503	3,367,084
2.25%, 06/02/26	6,445	6,053,466
2.65%, 09/22/21	3,208	3,180,924
Province of Manitoba Canada
2.05%, 11/30/20	1,350	1,324,458
2.10%, 09/06/22	2,535	2,435,831
2.13%, 05/04/22	1,600	1,545,408
2.13%, 06/22/26	2,500	2,298,900
3.05%, 05/14/24	1,250	1,240,237
Province of New Brunswick Canada, 3.63%, 02/24/28	750	763,725
Province of Nova Scotia Canada, 9.25%, 03/01/20	500	543,565
Province of Ontario Canada
1.65%, 09/27/19(b)	21,150	20,917,773
1.88%, 05/21/20(b)	3,210	3,157,613
2.20%, 10/03/22	4,515	4,354,085
2.25%, 05/18/22	6,050	5,867,290
2.40%, 02/08/22	5,815	5,686,140
2.45%, 06/29/22	1,950	1,903,180
2.50%, 09/10/21	5,869	5,775,859
2.50%, 04/27/26	12,675	12,063,558
2.55%, 02/12/21	6,470	6,406,723
3.20%, 05/16/24(b)	1,730	1,731,938
4.00%, 10/07/19	1,900	1,926,106
4.40%, 04/14/20	2,645	2,709,459
Province of Quebec Canada
2.38%, 01/31/22	2,300	2,251,999
2.50%, 04/20/26	4,850	4,639,170
2.63%, 02/13/23	3,375	3,314,857
2.75%, 08/25/21	1,800	1,787,346
2.75%, 04/12/27(b)	5,848	5,652,852
2.88%, 10/16/24	11,543	11,403,445
3.50%, 07/29/20	3,100	3,136,952
7.13%, 02/09/24	922	1,094,119
7.50%, 09/15/29	6,977	9,653,517

		185,858,713
Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22(b)	2,470	2,361,542
3.13%, 03/27/25	2,500	2,432,625
3.13%, 01/21/26	5,650	5,455,753
3.24%, 02/06/28 (Call 11/06/27)	2,925	2,811,861
3.25%, 09/14/21	4,749	4,749,332
3.63%, 10/30/42(b)	600	561,360
3.86%, 06/21/47	4,075	3,887,591
3.88%, 08/05/20	5,700	5,797,869

		28,057,933
Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	2,450	2,335,267
3.88%, 04/25/27 (Call 01/25/27)	5,500	5,363,160

Security	Par (000)	Value

Colombia (continued)
4.00%, 02/26/24 (Call 11/26/23)	$5,305	$5,322,719
4.38%, 07/12/21	17,023	17,442,106
4.50%, 01/28/26 (Call 10/28/25)	3,750	3,835,500
5.00%, 06/15/45 (Call 12/15/44)	7,125	7,131,982
5.63%, 02/26/44 (Call 08/26/43)	5,827	6,328,938
6.13%, 01/18/41	5,786	6,609,116
7.38%, 09/18/37	8,275	10,528,944
8.13%, 05/21/24	1,580	1,902,889
10.38%, 01/28/33	3,380	5,161,023
11.75%, 02/25/20	1,675	1,876,101

		73,837,745

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	2,000	2,452,280

Germany — 0.0%
FMS Wertmanagement
1.38%, 06/08/21	8,250	7,927,507
1.75%, 03/17/20	7,200	7,094,232
2.00%, 08/01/22	3,815	3,687,198
2.75%, 03/06/23	300	298,104

		19,007,041
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	250	266,410
5.38%, 03/25/24	13,060	14,015,731
5.75%, 11/22/23	10,424	11,329,324
6.25%, 01/29/20	2,340	2,440,714
6.38%, 03/29/21	8,490	9,097,884
7.63%, 03/29/41(b)	2,460	3,452,807

		40,602,870
Indonesia — 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	750	720,750
3.50%, 01/11/28	1,900	1,776,101
4.35%, 01/11/48(b)	4,995	4,625,120

		7,121,971
Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	2,950	2,815,746
3.15%, 06/30/23	500	494,995
3.25%, 01/17/28	390	378,437
4.00%, 06/30/22	2,000	2,049,580
4.13%, 01/17/48	250	241,920
4.50%, 01/30/43	9,150	9,415,624

		15,396,302
Italy — 0.0%
Republic of Italy Government International
Bond 5.38%, 06/15/33	4,241	4,509,413
6.88%, 09/27/23	9,315	10,229,360

		14,738,773
Japan — 0.2%
Japan Bank for International Cooperation
1.50%, 07/21/21	4,700	4,495,315
1.75%, 05/28/20	670	657,076
1.88%, 04/20/21	3,000	2,910,930
1.88%, 07/21/26	5,920	5,362,987
2.00%, 11/04/21	756	730,833
2.13%, 07/21/20	5,200	5,119,764

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
2.13%, 11/16/20	$4,500	$4,414,500
2.13%, 02/10/25	680	637,452
2.25%, 02/24/20	876	868,344
2.25%, 11/04/26(b)	3,650	3,388,587
2.38%, 07/21/22	200	194,420
2.38%, 11/16/22	2,350	2,277,291
2.38%, 04/20/26	5,280	4,971,278
2.50%, 06/01/22	11,000	10,752,170
2.50%, 05/28/25	1,000	957,340
2.75%, 01/21/26	4,900	4,747,855
2.75%, 11/16/27	6,000	5,748,120
2.88%, 06/01/27	18,350	17,799,500
2.88%, 07/21/27	3,200	3,103,264
3.00%, 05/29/24	5,000	4,945,800
3.25%, 07/20/28	400	399,348
3.38%, 07/31/23	600	606,030
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	2,400	2,447,136
Japan International Cooperation Agency
2.13%, 10/20/26	570	522,565
2.75%, 04/27/27	500	478,080

		88,535,985

Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21	6,525	6,529,046
3.60%, 01/30/25	7,210	7,014,825
3.63%, 03/15/22	18,448	18,461,283
3.75%, 01/11/28(b)	5,945	5,660,294
4.00%, 10/02/23	11,448	11,478,452
4.13%, 01/21/26	7,520	7,471,646
4.15%, 03/28/27	8,425	8,307,471
4.35%, 01/15/47	2,550	2,313,794
4.60%, 01/23/46	10,995	10,224,690
4.60%, 02/10/48	3,155	2,947,590
4.75%, 03/08/44	18,587	17,734,414
5.55%, 01/21/45	9,640	10,260,141
5.75%, 10/12/10	4,300	4,299,871
6.05%, 01/11/40	5,580	6,215,506
6.75%, 09/27/34	9,143	10,899,736
7.50%, 04/08/33	2,400	3,025,344
8.13%, 12/30/19	200	214,998
8.30%, 08/15/31	3,150	4,394,187

		137,453,288

Panama — 0.1%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	3,700	3,690,232
3.88%, 03/17/28 (Call 12/17/27)	7,650	7,617,717
4.00%, 09/22/24 (Call 06/22/24)	5,550	5,647,125
4.30%, 04/29/53	1,450	1,401,178
4.50%, 05/15/47	1,050	1,053,496
4.50%, 04/16/50 (Call 10/16/49)	3,250	3,234,010
5.20%, 01/30/20	10,920	11,241,485
6.70%, 01/26/36	5,490	6,841,858
7.13%, 01/29/26	250	300,278
8.88%, 09/30/27	3,499	4,752,167
9.38%, 04/01/29	2,200	3,123,032

		48,902,578

Security	Par (000)	Value

Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	$4,770	$4,934,994
5.63%, 11/18/50(b)	10,657	12,760,799
6.55%, 03/14/37	2,653	3,380,373
7.35%, 07/21/25	3,320	4,089,244
8.75%, 11/21/33	4,120	6,113,050

		31,278,460

Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	500	469,900
3.70%, 03/01/41	4,780	4,517,530
3.70%, 02/02/42	1,094	1,029,399
3.95%, 01/20/40	10,750	10,511,135
4.00%, 01/15/21	19,100	19,390,893
4.20%, 01/21/24	14,800	15,262,944
5.00%, 01/13/37	3,150	3,449,975
5.50%, 03/30/26	1,550	1,726,902
6.38%, 01/15/32	2,150	2,625,623
6.38%, 10/23/34	11,081	13,846,042
6.50%, 01/20/20	1,000	1,045,000
7.75%, 01/14/31	3,390	4,533,311
9.50%, 02/02/30	1,356	2,001,551
10.63%, 03/16/25	1,485	2,077,292

		82,487,497

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	3,838	3,770,797
3.25%, 04/06/26	9,500	9,247,965
4.00%, 01/22/24	7,568	7,726,096
5.00%, 03/23/22	5,655	5,965,120
5.13%, 04/21/21	6,635	6,959,451

		33,669,429

South Korea — 0.1%
Export-Import Bank of Korea
1.50%, 10/21/19	1,250	1,229,225
2.13%, 02/11/21	5,000	4,842,950
2.25%, 01/21/20	2,900	2,867,839
2.38%, 04/21/27	5,000	4,450,850
2.63%, 12/30/20	1,000	983,800
2.63%, 05/26/26(b)	1,250	1,147,262
2.75%, 01/25/22	600	585,060
2.88%, 01/21/25	2,000	1,890,120
3.00%, 11/01/22	750	733,643
3.25%, 11/10/25	5,800	5,575,018
3.25%, 08/12/26	9,400	9,004,824
4.00%, 01/14/24	250	253,173
4.38%, 09/15/21	2,950	3,029,797
5.00%, 04/11/22	2,950	3,092,308
5.13%, 06/29/20	450	465,026
Korea International Bond
2.75%, 01/19/27	825	778,321
3.88%, 09/11/23	1,400	1,432,900
4.13%, 06/10/44(b)	3,836	4,037,697

		46,399,813

Supranational — 1.4%
African Development Bank
1.13%, 09/20/19	1,485	1,462,666
1.25%, 07/26/21	3,005	2,872,029
1.38%, 02/12/20	1,825	1,791,092

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.88%, 03/16/20	$2,800	$2,764,524
2.13%, 11/16/22	3,300	3,196,281
2.38%, 09/23/21	4,117	4,056,686
2.63%, 03/22/21	6,550	6,516,922
Asian Development Bank
1.38%, 03/23/20(b)	8,850	8,671,849
1.50%, 01/22/20	9,031	8,887,859
1.63%, 05/05/20	4,800	4,713,984
1.63%, 08/26/20(b)	9,475	9,269,866
1.63%, 03/16/21(b)	4,300	4,176,203
1.75%, 01/10/20(b)	8,450	8,348,008
1.75%, 06/08/21(b)	1,990	1,933,146
1.75%, 09/13/22	12,300	11,768,640
1.75%, 08/14/26	400	365,212
1.88%, 02/18/22(b)	9,975	9,650,114
2.00%, 02/16/22	16,945	16,460,373
2.00%, 01/22/25	8,015	7,578,583
2.00%, 04/24/26	2,400	2,240,688
2.13%, 03/19/25	320	304,320
2.25%, 01/20/21	4,630	4,571,755
2.38%, 08/10/27	250	237,593
2.50%, 11/02/27	5,000	4,798,300
2.63%, 01/12/27(b)	4,900	4,762,653
2.75%, 03/17/23	4,000	3,975,520
2.75%, 01/19/28(b)	5,500	5,392,750
6.22%, 08/15/27	3,175	3,878,072
Series 5Y, 1.88%, 08/10/22	250	240,600
Corp. Andina de Fomento
2.13%, 09/27/21	1,300	1,250,899
4.38%, 06/15/22	4,550	4,690,504
Council of Europe Development Bank
1.63%, 03/10/20	800	786,768
1.63%, 03/16/21(b)	1,145	1,111,211
1.75%, 11/14/19	890	880,272
1.88%, 01/27/20	2,600	2,569,996
2.63%, 02/13/23	2,960	2,923,059
European Bank for Reconstruction & Development
1.13%, 08/24/20	3,125	3,026,969
1.50%, 03/16/20	2,835	2,784,083
1.50%, 11/02/21	5,150	4,937,563
1.63%, 05/05/20	6,025	5,915,646
1.75%, 11/26/19	5,950	5,885,442
1.88%, 02/23/22	3,105	3,000,796
2.00%, 02/01/21	5,250	5,150,932
2.13%, 03/07/22	4,770	4,647,029
2.75%, 03/07/23	3,000	2,980,230
European Investment Bank
1.25%, 12/16/19	16,870	16,575,450
1.38%, 06/15/20	10,615	10,367,034
1.38%, 09/15/21	9,800	9,380,756
1.63%, 03/16/20	14,050	13,826,324
1.63%, 08/14/20	5,950	5,824,276
1.63%, 12/15/20	8,400	8,185,548
1.63%, 06/15/21(b)	10,800	10,451,700
1.75%, 05/15/20	4,350	4,280,487
1.88%, 02/10/25	15,238	14,261,549
2.00%, 03/15/21	2,385	2,337,634
2.00%, 12/15/22	12,625	12,161,284
2.13%, 10/15/21	2,498	2,443,319
2.13%, 04/13/26	1,025	965,571

Security	Par (000)	Value

Supranational (continued)
2.25%, 03/15/22	$2,455	$2,402,365
2.25%, 08/15/22	18,450	17,995,761
2.38%, 05/13/21	9,545	9,433,801
2.38%, 06/15/22(b)	9,550	9,370,842
2.38%, 05/24/27	6,221	5,921,645
2.50%, 04/15/21	9,000	8,927,280
2.50%, 03/15/23	13,279	13,045,422
2.50%, 10/15/24	6,650	6,480,358
2.88%, 09/15/20	4,300	4,309,159
3.25%, 01/29/24	8,450	8,576,158
4.00%, 02/16/21	21,820	22,425,505
4.88%, 02/15/36	3,480	4,311,929
Inter-American Development Bank
1.13%, 09/12/19	400	394,144
1.25%, 09/14/21(b)	3,000	2,862,150
1.38%, 07/15/20	2,430	2,370,805
1.63%, 05/12/20	6,135	6,024,938
1.75%, 10/15/19	1,475	1,461,312
1.75%, 04/14/22	13,785	13,251,383
1.75%, 09/14/22	10,055	9,618,311
1.88%, 06/16/20	12,324	12,142,960
1.88%, 03/15/21	11,370	11,111,674
2.00%, 06/02/26	2,975	2,778,650
2.13%, 11/09/20	8,996	8,872,125
2.13%, 01/18/22	3,675	3,586,580
2.13%, 01/15/25	3,966	3,778,844
2.38%, 07/07/27	3,010	2,866,363
2.50%, 01/18/23	10,138	9,984,713
2.63%, 04/19/21	3,270	3,254,141
3.00%, 10/04/23(b)	2,850	2,862,711
3.00%, 02/21/24	11,601	11,641,836
3.20%, 08/07/42	550	549,483
3.88%, 09/17/19	6,300	6,382,026
3.88%, 02/14/20	15,000	15,250,350
3.88%, 10/28/41	3,050	3,374,398
4.38%, 01/24/44	4,115	4,928,988
Series GDP, 1.25%, 10/15/19	295	290,634
International Bank for Reconstruction & Development
1.13%, 11/27/19	4,795	4,708,642
1.13%, 08/10/20	5,825	5,650,075
1.38%, 03/30/20	30	29,394
1.38%, 05/24/21	9,560	9,202,265
1.38%, 09/20/21	3,350	3,210,071
1.63%, 09/04/20(b)	2,050	2,005,966
1.63%, 03/09/21	13,465	13,084,075
1.63%, 02/10/22(b)	12,450	11,946,148
1.75%, 04/19/23(b)	6,000	5,714,580
1.88%, 10/07/19	15,300	15,183,873
1.88%, 04/21/20	24,790	24,466,243
1.88%, 10/07/22	5,625	5,407,481
1.88%, 10/27/26	5,650	5,206,192
2.00%, 01/26/22	13,355	12,982,663
2.13%, 11/01/20	1,900	1,874,844
2.13%, 02/13/23(b)	9,940	9,636,830
2.13%, 03/03/25	5,820	5,546,809
2.25%, 06/24/21(b)	4,695	4,623,167
2.50%, 11/25/24	13,088	12,782,919
2.50%, 07/29/25	12,330	11,997,090
2.50%, 11/22/27	2,775	2,665,332
2.75%, 07/23/21	10,000	9,981,600

64	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
4.75%, 02/15/35	$4,260	$5,185,102
7.63%, 01/19/23	3,700	4,412,472
International Finance Corp.
1.13%, 07/20/21(b)	4,115	3,923,817
1.63%, 07/16/20	1,940	1,900,831
1.75%, 09/16/19	7,900	7,833,877
1.75%, 03/30/20	1,600	1,576,592
2.00%, 10/24/22	3,525	3,404,551
2.13%, 04/07/26	5,625	5,308,256
2.25%, 01/25/21	3,020	2,982,643
2.88%, 07/31/23	500	500,055
Nordic Investment Bank
1.25%, 08/02/21	5,100	4,872,591
1.50%, 09/29/20	750	730,823
2.13%, 02/01/22	3,040	2,963,514
2.25%, 02/01/21	7,030	6,939,594

		791,769,340

Sweden — 0.1%
Svensk Exportkredit AB
1.75%, 05/18/20	13,775	13,536,968
1.75%, 08/28/20	1,340	1,312,342
1.75%, 03/10/21	7,450	7,247,435
2.00%, 08/30/22	4,200	4,045,314
2.38%, 03/09/22	4,500	4,410,360
2.88%, 05/22/21	500	499,775

		31,052,194

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	3,900	3,616,236
4.38%, 10/27/27	5,470	5,566,436
4.50%, 08/14/24(b)	2,367	2,427,998
4.98%, 04/20/55	2,000	1,997,780
5.10%, 06/18/50	9,380	9,548,371
7.63%, 03/21/36(b)	3,168	4,258,742
8.00%, 11/18/22	1,664	1,885,345

		29,300,908

Total Foreign Government Obligations — 3.0% (Cost: $1,747,932,132)		1,707,923,120

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,910	2,187,714

California — 0.2%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	3,400	4,707,266
Series S-1, 7.04%, 04/01/50(b)	3,100	4,583,381
Series S-3, 6.91%, 10/01/50	1,300	1,905,371
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.00%, 11/01/40	2,500	3,078,025
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	5,694,394
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,600	3,816,306
Series E, 6.60%, 08/01/42	200	276,484
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	987,870

Security	Par (000)	Value

California (continued)
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	$1,150	$1,696,917
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	2,100	2,612,106
Series A, 6.60%, 07/01/50	385	555,286
Series D, 6.57%, 07/01/45	2,470	3,505,622
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	3,760	4,547,570
5.76%, 07/01/29	2,170	2,506,437
Series RY, 6.76%, 07/01/34	3,025	3,957,063
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, 6.55%, 05/15/48	1,795	2,391,496
Series F, 6.58%, 05/15/49	2,015	2,684,141
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,000	1,333,550
San Diego County Water Authority Financing Corp. RB BAB, Series B, 6.14%, 05/01/49	1,300	1,723,085
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	925	1,083,036
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	1,810	1,759,229
State of California GO
2.80%, 04/01/21	935	932,999
3.38%, 04/01/25	3,000	3,004,200
3.50%, 04/01/28	860	855,081
4.50%, 04/01/33 ( 04/01/28)	2,750	2,885,025
4.60%, 04/01/38 ( 04/01/28)	1,640	1,737,301
6.20%, 10/01/19	175	181,459
State of California GO BAB
5.70%, 11/01/21	500	540,935
7.30%, 10/01/39	7,150	10,096,443
7.35%, 11/01/39	2,130	3,021,341
7.50%, 04/01/34	6,530	9,151,991
7.55%, 04/01/39	11,540	17,091,317
7.60%, 11/01/40	4,435	6,684,920
7.63%, 03/01/40	150	220,614
7.70%, 11/01/30 (Call 11/01/20)	500	547,915
7.95%, 03/01/36 (Call 03/01/20)	500	536,060
University of California RB
Series AD, 4.86%, 05/15/12	3,150	3,285,418
Series AQ, 4.77%, 05/15/15	835	853,462
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	1,900	1,862,038
University of California RB BAB
5.77%, 05/15/43	3,020	3,706,597
5.95%, 05/15/45	1,050	1,311,335

		123,911,086

Colorado — 0.0%
Regional Transportation District RB BAB, Series B, 5.84%, 11/01/50	500	661,570

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	2,400	2,774,856
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515	1,637,973

		4,412,829

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	$700	$812,077
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14	600	651,762
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,893,879

		3,357,718

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41( 10/01/28)	985	987,896
State Board of Administration Finance Corp. RB
Series A, 2.16%, 07/01/19	1,500	1,494,225
Series A, 2.64%, 07/01/21	1,500	1,482,045
Series A, 3.00%, 07/01/20	1,310	1,311,166

		5,275,332

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	2,999	3,619,013
Project M, Series 2010-A, 6.66%, 04/01/57	1,297	1,551,005
Project P, Series 2010-A, 7.06%, 04/01/57	330	391,878

		5,561,896

Illinois — 0.1%
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	661,365
Chicago Transit Authority RB, Series A, 6.90%, 12/01/40	2,400	3,088,584
Illinois State Toll Highway Authority RB BAB, 6.18%, 01/01/34	1,300	1,620,957
State of Illinois GO
4.95%, 06/01/23	50	50,980
5.10%, 06/01/33(b)	25,148	24,311,829
5.88%, 03/01/19	4,405	4,456,494
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35(b)	1,000	1,123,140

		35,313,349

Kansas — 0.0%
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	548,140

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	1,885,125

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	2,158,611
Series E, 4.20%, 12/01/21	420	432,273
Series E, 5.46%, 12/01/39	3,600	4,376,160
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,779,443
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,299,634

		10,046,121

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,147,430

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	4,393,839

Security	Par (000)	Value

Nevada — 0.0%
County of Clark Department of Aviation RB BAB,
Series C, 6.82%, 07/01/45	$850	$1,231,531

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	2,550	3,093,481
Series B, 0.00%, 02/15/19 (AGM)(f)	500	493,705
Series B, 0.00%, 02/15/21 (AGM)(f)	1,145	1,049,038
Series B, 0.00%, 02/15/22(f)	1,000	886,220
Series B, 0.00%, 02/15/23 (AGM)(f)	1,400	1,195,474
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	4,230	5,954,909
Series F, 7.41%, 01/01/40	5,394	7,807,114
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	1,500	1,842,630
Series C, 5.75%, 12/15/28	2,475	2,747,151
Series C, 6.10%, 12/15/28 (Call 12/15/20)	1,200	1,256,868
Rutgers The State University of New Jersey RB BAB, 5.67%, 05/01/40	900	1,064,628

		27,391,218

New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	1,000	1,194,830
Series F1, 6.27%, 12/01/37	1,255	1,618,486
Series H-1, 5.85%, 06/01/40	645	810,778
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	1,840	2,671,238
Series 2010-A, 6.67%, 11/15/39	50	66,281
Series 2010B-1, 6.55%, 11/15/31	2,110	2,608,994
Series A2, 6.09%, 11/15/40	100	126,165
Series B, 6.65%, 11/15/39	220	286,768
Series E, 6.81%, 11/15/40	1,230	1,641,189
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,647,894
5.57%, 11/01/38	100	117,979
Series C-2, 5.77%, 08/01/36	2,000	2,372,080
New York City Water &Sewer System RB BAB
5.72%, 06/15/42	3,205	4,084,260
5.88%, 06/15/44	3,090	4,029,483
6.01%, 06/15/42	835	1,096,547
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	1,500	1,775,895
Series D, 5.60%, 03/15/40	1,500	1,811,220
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	1,635	1,606,992
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	1,260	1,463,969
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	2,500	2,875,825
5.65%, 11/01/40	3,855	4,750,790
Series 174, 4.46%, 10/01/62	3,175	3,356,483
Series 181, 4.96%, 08/01/46	2,000	2,291,500
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,081,860
Series 192, 4.81%, 10/15/65	4,235	4,756,921
		51,144,427

66	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	$1,300	$1,637,597
Series B, 8.08%, 02/15/50	3,825	6,128,798
Series E, 6.27%, 02/15/50	1,210	1,530,638
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	2,000	1,977,260
Series A, 4.05%, 12/01/56	500	487,690
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	1,795	2,057,016
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	1,115	1,221,817

		15,040,816

Oregon — 0.0%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,119,140
Series B, 5.55%, 06/30/28 (NPFGC)	50	56,343
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,137,590
State of Oregon Department of Transportation RB BAB,
Series 2010-A, 5.83%, 11/15/34	595	732,724
State of Oregon GO, 5.89%, 06/01/27	8,020	9,330,388

		12,376,185

Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	50	50,518
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,227,520

		1,278,038

South Carolina — 0.0%
South Carolina Public Service Authority BAB, Series C, 6.45%, 01/01/50	400	528,332

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,027,620

Texas — 0.1%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	590	679,757
City of San Antonio Texas Electric & Gas Systems Revenue RB
5.81%, 02/01/41	1,875	2,381,062
Series C, 5.99%, 02/01/39	1,000	1,268,640
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48	950	1,102,703
6.00%, 12/01/44	400	519,364
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	918,645
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,526,425
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21)(PSF)	400	430,200
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	5,885,750
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,884,700
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,505,725

Security	Par (000)	Value

Texas (continued)
State of Texas GO BAB
5.52%, 04/01/39	$2,300	$2,888,340
Series A, 4.63%, 04/01/33	1,255	1,358,048
Series A, 4.68%, 04/01/40	2,000	2,232,020
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	5,115	5,806,394
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	1,500	1,695,660

		32,083,433

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	500	506,560

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	665	662,586

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,467,564
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	2,561,325
		4,028,889

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	320	353,270
Series C, 3.15%, 05/01/27	2,580	2,506,625
		2,859,895
Total Municipal Debt Obligations — 0.6% (Cost: $333,806,055)		348,861,679

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.6%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	4,301	4,225,861
2.50%, 01/01/30	36,607	35,788,045
2.50%, 08/01/31	8,222	7,995,333
2.50%, 10/01/31	20,894	20,317,859
2.50%, 12/01/31	29,165	28,360,538
2.50%, 02/01/32	34,668	33,711,686
2.50%, 01/01/33	32,241	31,357,247
2.50%, 02/01/33	74	71,508
2.50%, 09/01/33(j)	169,310	164,445,839
2.50%, 09/01/48(j)	11,850	11,094,099
2.93%, 05/01/42, (12 mo. LIBOR US +1.811%)(a)	1,126	1,126,726
3.00%, 04/01/27	897	894,994
3.00%, 05/01/27	6,787	6,766,881
3.00%, 06/01/27	5,861	5,843,696
3.00%, 07/01/27	163	162,083
3.00%, 08/01/27	666	664,180
3.00%, 09/01/27	2,856	2,846,733
3.00%, 11/01/27	1,077	1,073,908
3.00%, 12/01/27	622	620,034
3.00%, 01/01/28	334	332,126
3.00%, 05/01/29	13,096	13,026,963
3.00%, 05/01/30	13,845	13,763,716
3.00%, 06/01/30	7,621	7,585,025
3.00%, 07/01/30	13,155	13,077,755

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/30	$35,963	$35,750,408
3.00%, 02/01/31	12,063	11,984,865
3.00%, 05/01/31	25,971	25,802,798
3.00%, 06/01/31	17,344	17,232,225
3.00%, 12/01/31	74	73,933
3.00%, 07/01/32	24,767	24,606,781
3.00%, 09/01/32	24	23,512
3.00%, 02/01/33	52	52,087
3.00%, 05/01/33	4,391	4,348,580
3.00%, 09/01/33(j)	192,526	190,993,722
3.00%, 02/01/43	30,204	29,479,229
3.00%, 12/01/45	55	53,846
3.00%, 08/01/46	169,593	164,244,726
3.00%, 09/01/46	56,024	54,453,741
3.00%, 10/01/46	82,604	80,080,215
3.00%, 11/01/46	90,774	87,911,724
3.00%, 12/01/46	179,613	174,156,644
3.00%, 01/01/47	46,197	44,739,820
3.00%, 02/01/47	90,486	87,632,747
3.00%, 05/01/47	58,693	56,946,960
3.00%, 06/01/47	42,509	41,168,201
3.00%, 08/01/47	9,366	9,070,918
3.00%, 11/01/47	52	50,326
3.00%, 01/01/48	32	31,052
3.00%, 09/01/48(j)	69,147	66,915,487
3.50%, 11/01/25	4,473	4,532,331
3.50%, 03/01/26	3,809	3,860,638
3.50%, 06/01/26	951	963,822
3.50%, 03/01/32	2,228	2,254,218
3.50%, 05/01/32	6,338	6,435,309
3.50%, 09/01/32	6,228	6,312,249
3.50%, 06/01/33	591	600,151
3.50%, 07/01/33	42,049	42,535,931
3.50%, 09/01/33(j)	85,461	86,394,328
3.50%, 06/01/38	6,398	6,420,195
3.50%, 09/01/38	4,850	4,867,024
3.50%, 02/01/42	212	212,980
3.50%, 05/01/42	16	16,382
3.50%, 09/01/42	25	24,643
3.50%, 10/01/42	1,743	1,747,082
3.50%, 11/01/42	1,649	1,653,295
3.50%, 01/01/43	23	22,976
3.50%, 04/01/43	9,552	9,560,597
3.50%, 06/01/43	2,144	2,145,368
3.50%, 07/01/43	3,795	3,798,180
3.50%, 08/01/43	14,434	14,446,689
3.50%, 10/01/43	3,023	3,025,736
3.50%, 01/01/44	33,711	33,785,976
3.50%, 02/01/44	20,409	20,426,807
3.50%, 09/01/44	17,794	17,774,494
3.50%, 10/01/44	1,068	1,065,463
3.50%, 11/01/44	166	165,630
3.50%, 12/01/45	23,923	23,866,387
3.50%, 01/01/46	1,162	1,159,034
3.50%, 03/01/46	23,977	23,905,857
3.50%, 05/01/46	12,172	12,136,983
3.50%, 07/01/46	17,938	17,885,762
3.50%, 08/01/46	11,366	11,333,332
3.50%, 09/01/46	19,706	19,648,824
3.50%, 10/01/46	8,366	8,341,224

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/46	$3,279	$3,269,448
3.50%, 12/01/46	3,320	3,310,094
3.50%, 02/01/47	20,397	20,336,510
3.50%, 03/01/47	16,072	15,994,024
3.50%, 04/01/47	50,854	50,609,278
3.50%, 05/01/47	6,961	6,936,805
3.50%, 07/01/47	23,553	23,453,054
3.50%, 08/01/47	65,952	65,765,012
3.50%, 09/01/47	208,775	207,842,329
3.50%, 12/01/47	24,692	24,573,423
3.50%, 01/01/48	38,836	38,845,610
3.50%, 02/01/48	98,809	98,208,368
3.50%, 03/01/48	17,966	17,881,424
3.50%, 04/01/48	4,069	4,070,214
3.50%, 05/01/48	48,516	48,310,686
3.50%, 09/01/48(j)	295,363	293,805,433
3.53%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	687	736,401
3.63%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	908	982,398
3.65%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	1,885	2,037,163
3.65%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	348	372,051
3.66%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	1,167	1,261,682
4.00%, 05/01/25	538	551,210
4.00%, 10/01/25	2,835	2,904,470
4.00%, 02/01/26	1,741	1,783,849
4.00%, 05/01/26	2,508	2,572,845
4.00%, 12/01/32	6,109	6,270,766
4.00%, 05/01/33	12,778	13,119,874
4.00%, 09/01/33(j)	2,744	2,809,920
4.00%, 09/01/41	7,669	7,880,702
4.00%, 02/01/42	6,227	6,399,708
4.00%, 03/01/42	1,525	1,564,970
4.00%, 06/01/42	10,585	10,877,297
4.00%, 07/01/44	13,009	13,346,599
4.00%, 01/01/45	3,367	3,448,456
4.00%, 06/01/45	5,780	5,906,975
4.00%, 08/01/45	16,450	16,812,405
4.00%, 01/01/46	7,148	7,305,676
4.00%, 03/01/46	2,384	2,433,602
4.00%, 05/01/46	16,680	17,024,605
4.00%, 08/01/46	623	635,694
4.00%, 11/01/46	33,591	34,285,310
4.00%, 02/01/47	12,401	12,657,413
4.00%, 03/01/47	1,103	1,126,192
4.00%, 11/01/47	8,580	8,746,046
4.00%, 01/01/48	38,555	39,311,059
4.00%, 02/01/48	9,719	9,949,859
4.00%, 04/01/48	420	429,651
4.00%, 06/01/48	46,565	47,742,506
4.00%, 07/01/48	139,681	142,339,165
4.00%, 08/01/48	18,324	18,672,691
4.00%, 09/01/48(j)	396,868	404,328,724
4.11%, 11/01/41, (12 mo. LIBOR US + 1.858%)(a)	2,034	2,156,047
4.12%, 08/01/41, (12 mo. LIBOR US + 1.781%)(a)	677	712,472
4.27%, 12/01/38, (12 mo. LIBOR US + 1.747%)(a)	2,839	2,956,232
4.50%, 04/01/22	863	873,534
4.50%, 05/01/23	302	304,920
4.50%, 07/01/24	669	687,656
4.50%, 08/01/24	166	170,873
4.50%, 09/01/24	440	452,579
4.50%, 10/01/24	412	424,399

68	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/30	$3,691	$3,863,040
4.50%, 09/01/33(j)	500	504,336
4.50%, 03/01/39	2,624	2,751,448
4.50%, 05/01/39	3,124	3,275,755
4.50%, 10/01/39	2,438	2,555,765
4.50%, 01/01/40	666	698,785
4.50%, 02/01/41	5,416	5,676,825
4.50%, 05/01/41	8,564	9,002,848
4.50%, 05/01/42	11,997	12,578,912
4.50%, 01/01/45	10,143	10,628,840
4.50%, 11/01/45	308	320,497
4.50%, 01/01/46	16,263	16,968,553
4.50%, 03/01/46	257	271,189
4.50%, 04/01/46	2,266	2,355,367
4.50%, 05/01/46	1,808	1,878,722
4.50%, 07/01/46	964	1,002,664
4.50%, 08/01/46	1,130	1,174,333
4.50%, 09/01/46	7,066	7,418,057
4.50%, 03/01/47	2,308	2,398,951
4.50%, 05/01/47	13,541	14,073,118
4.50%, 06/01/47	12,928	13,488,570
4.50%, 05/01/48	60,909	63,333,423
4.50%, 06/01/48	44,205	46,011,027
4.50%, 07/01/48	23,806	24,758,451
4.50%, 09/01/48(j)	48,067	49,941,800
5.00%, 12/01/24	966	978,344
5.00%, 08/01/25	2,086	2,204,178
5.00%, 06/01/33	968	1,034,269
5.00%, 12/01/33	2,378	2,540,212
5.00%, 07/01/35	3,428	3,661,387
5.00%, 01/01/36	1,665	1,777,487
5.00%, 01/01/37	205	218,487
5.00%, 02/01/37	190	202,535
5.00%, 02/01/38	984	1,050,836
5.00%, 03/01/38	6,953	7,412,374
5.00%, 12/01/38	872	929,295
5.00%, 03/01/40	258	279,752
5.00%, 08/01/40	1,251	1,336,387
5.00%, 09/01/40	5,689	6,079,171
5.00%, 08/01/41	1,724	1,843,451
5.00%, 09/01/47	1,971	2,083,341
5.00%, 03/01/48	11,645	12,314,016
5.00%, 04/01/48	28,037	29,653,614
5.00%, 05/01/48	12,321	13,031,074
5.00%, 07/01/48	6,576	6,955,196
5.50%, 02/01/34	3,728	4,036,650
5.50%, 05/01/35	2,507	2,715,218
5.50%, 06/01/35	1,360	1,472,865
5.50%, 05/01/36	1,888	2,045,324
5.50%, 07/01/36	3,098	3,356,127
5.50%, 03/01/38	2,539	2,770,699
5.50%, 04/01/38	588	641,423
5.50%, 01/01/39	1,413	1,532,454
5.50%, 11/01/39	1,641	1,789,419
6.00%, 10/01/36	1,561	1,710,720
6.00%, 02/01/37	1,552	1,710,925
6.00%, 11/01/37	4,334	4,762,226
6.00%, 09/01/38	72	78,976

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association
2.50%, 05/01/27	$4,712	$4,634,006
2.50%, 10/01/27	4,955	4,872,365
2.50%, 01/01/28	492	483,656
2.50%, 09/01/28	340	333,869
2.50%, 12/01/29	7,107	6,989,085
2.50%, 02/01/30	1,153	1,128,105
2.50%, 03/01/30	14,197	13,863,225
2.50%, 06/01/30	2,104	2,054,930
2.50%, 07/01/30	4,077	3,981,224
2.50%, 08/01/30	11,504	11,233,919
2.50%, 09/01/30	4,563	4,455,880
2.50%, 12/01/30	8,519	8,318,791
2.50%, 01/01/31	5,079	4,959,240
2.50%, 04/01/31	3,950	3,844,039
2.50%, 05/01/31	80	77,673
2.50%, 09/01/31	16,104	15,673,492
2.50%, 10/01/31	129,754	126,725,169
2.50%, 12/01/31	25,544	24,860,514
2.50%, 01/01/32	56	54,587
2.50%, 02/01/32	50,487	49,136,390
2.50%, 03/01/32	20,714	20,160,306
2.50%, 04/01/32	15,145	14,739,541
2.50%, 05/01/32	92,599	90,122,651
2.50%, 10/01/32	2,641	2,571,411
2.50%, 12/01/32	21,785	21,191,955
2.50%, 09/01/33(j)	39,745	38,631,557
2.50%, 09/01/48(j)	26,300	24,634,676
2.52%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	1,509	1,538,256
3.00%, 01/01/27	7,843	7,835,637
3.00%, 10/01/27	7,366	7,357,663
3.00%, 11/01/27	5,618	5,611,913
3.00%, 04/01/30	10,891	10,847,196
3.00%, 07/01/30	8,528	8,493,128
3.00%, 08/01/30	31,926	31,796,818
3.00%, 09/01/30	56,688	56,458,134
3.00%, 10/01/30	22,728	22,636,008
3.00%, 11/01/30	6,090	6,065,229
3.00%, 12/01/30	15,381	15,318,671
3.00%, 02/01/31	32,633	32,500,652
3.00%, 03/01/31	21,295	21,195,996
3.00%, 05/01/31	957	953,297
3.00%, 07/01/31	5,632	5,606,237
3.00%, 09/01/31	15,238	15,169,956
3.00%, 10/01/31	6,489	6,459,064
3.00%, 01/01/32	28,289	28,163,402
3.00%, 02/01/32	35,555	35,396,772
3.00%, 03/01/32	7,353	7,318,980
3.00%, 05/01/32	7,960	7,916,556
3.00%, 06/01/32	18,698	18,621,828
3.00%, 08/01/32	10,159	10,116,325
3.00%, 11/01/32	15,540	15,475,268
3.00%, 12/01/32	25,629	25,492,466
3.00%, 01/01/33	33,121	32,938,474
3.00%, 02/01/33	18,012	17,936,504
3.00%, 05/01/33	1,302	1,289,434
3.00%, 09/01/33(j)	87,125	86,615,710
3.00%, 08/01/42	464	453,121
3.00%, 09/01/42	182	177,785
3.00%, 10/01/42	8,075	7,883,217

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/42	$37,469	$36,577,775
3.00%, 01/01/43	18,654	18,210,380
3.00%, 02/01/43	573	559,321
3.00%, 03/01/43	12,391	12,088,841
3.00%, 04/01/43	23,200	22,635,083
3.00%, 05/01/43	9,618	9,383,721
3.00%, 06/01/43	6,482	6,323,491
3.00%, 07/01/43	1,171	1,142,116
3.00%, 08/01/43	4,523	4,412,212
3.00%, 12/01/44	44	42,911
3.00%, 04/01/45	294	285,738
3.00%, 05/01/45	25,045	24,434,830
3.00%, 11/01/45	4,485	4,353,240
3.00%, 01/01/46	19	18,390
3.00%, 04/01/46	11,929	11,579,898
3.00%, 07/01/46	53,380	51,816,051
3.00%, 08/01/46	47,458	45,990,568
3.00%, 10/01/46	8,011	7,771,518
3.00%, 11/01/46	14,673	14,213,041
3.00%, 12/01/46	227,840	220,742,193
3.00%, 01/01/47	182,298	176,674,075
3.00%, 02/01/47	243,582	235,950,159
3.00%, 03/01/47	186,385	180,341,836
3.00%, 05/01/47	3,897	3,773,144
3.00%, 07/01/47	56,739	54,961,320
3.00%, 08/01/47	17,634	17,081,530
3.00%, 12/01/47	24,430	23,708,275
3.00%, 09/01/48(j)	96,441	93,334,441
3.50%, 01/01/27	1,180	1,195,638
3.50%, 11/01/28	402	407,578
3.50%, 01/01/29	892	904,660
3.50%, 12/01/29	2,983	3,023,946
3.50%, 07/01/30	21,977	22,280,119
3.50%, 10/01/30	7,065	7,161,439
3.50%, 11/01/30	1,469	1,488,556
3.50%, 03/01/31	9,317	9,442,041
3.50%, 06/01/31	22,787	23,159,121
3.50%, 01/01/32	23,859	24,232,717
3.50%, 02/01/32	3,460	3,497,015
3.50%, 05/01/32	9,909	10,061,832
3.50%, 06/01/32	9,108	9,266,062
3.50%, 07/01/32	3,339	3,383,039
3.50%, 08/01/32	4,198	4,259,513
3.50%, 10/01/32	3,807	3,862,291
3.50%, 11/01/32	3,451	3,502,110
3.50%, 12/01/32	365	370,493
3.50%, 02/01/33	239	242,671
3.50%, 03/01/33	12,665	12,871,960
3.50%, 04/01/33	22,447	22,776,455
3.50%, 05/01/33	12,487	12,691,991
3.50%, 09/01/33(j)	20,251	20,470,914
3.50%, 08/01/38	7,119	7,143,321
3.50%, 09/01/38	9,764	9,797,509
3.50%, 02/01/42	27,027	27,120,924
3.50%, 05/01/42	8,303	8,322,647
3.50%, 11/01/42	8,480	8,499,789
3.50%, 12/01/42	11,205	11,216,654
3.50%, 04/01/43	207	207,803

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/43	$9,457	$9,463,711
3.50%, 10/01/43	12,093	12,121,657
3.50%, 10/01/44	17,288	17,300,892
3.50%, 02/01/45	15,888	15,900,205
3.50%, 03/01/45	61,751	61,625,004
3.50%, 05/01/45	74,398	74,213,505
3.50%, 06/01/45	197	196,403
3.50%, 07/01/45	28,199	28,129,254
3.50%, 10/01/45	6,230	6,244,585
3.50%, 12/01/45	147,271	146,905,526
3.50%, 01/01/46	27,972	27,974,784
3.50%, 02/01/46	78,262	78,067,716
3.50%, 03/01/46	62,751	62,563,803
3.50%, 04/01/46	9,745	9,714,897
3.50%, 05/01/46	66,294	66,124,757
3.50%, 06/01/46	20,617	20,554,371
3.50%, 07/01/46	92,160	91,911,499
3.50%, 08/01/46	36,400	36,288,026
3.50%, 09/01/46	21,262	21,197,177
3.50%, 10/01/46	40,493	40,362,956
3.50%, 11/01/46	44,885	44,761,217
3.50%, 12/01/46	182,769	182,407,707
3.50%, 01/01/47	100,143	99,978,439
3.50%, 02/01/47	56,966	56,819,433
3.50%, 04/01/47	54,061	53,878,755
3.50%, 05/01/47	41,121	41,023,218
3.50%, 06/01/47	46,630	46,451,664
3.50%, 07/01/47	43,213	43,149,544
3.50%, 08/01/47	64,169	63,891,257
3.50%, 09/01/47	26,541	26,409,548
3.50%, 10/01/47	49,465	49,312,676
3.50%, 11/01/47	65,535	65,332,470
3.50%, 12/01/47	67,466	67,135,304
3.50%, 01/01/48	16,024	16,026,120
3.50%, 01/20/48	106	106,720
3.50%, 02/01/48	154,874	154,326,735
3.50%, 03/01/48	174	173,360
3.50%, 04/01/48	23,096	23,033,080
3.50%, 05/01/48	5,020	5,027,467
3.50%, 09/01/48(j)	15,004	14,921,952
3.57%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	952	1,029,826
3.67%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	767	819,061
4.00%, 10/01/25	5,944	6,087,073
4.00%, 11/01/25	458	469,085
4.00%, 03/01/26	1,247	1,279,126
4.00%, 06/01/26	1,928	1,976,949
4.00%, 09/01/26	787	807,490
4.00%, 12/01/30	3,472	3,578,194
4.00%, 01/01/31	1,208	1,244,466
4.00%, 02/01/31	973	1,002,278
4.00%, 10/01/31	3,888	4,003,398
4.00%, 02/01/32	4,896	5,041,419
4.00%, 05/01/33	32,523	33,372,947
4.00%, 06/01/33	5,814	5,968,476
4.00%, 07/01/33	11,890	12,205,597
4.00%, 09/01/33(j)	15,250	15,608,613
4.00%, 06/01/38	19,295	19,815,130
4.00%, 03/01/42	7,704	7,906,278
4.00%, 06/01/42	4,323	4,441,561
4.00%, 05/01/44	7,640	7,858,925

70	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/01/44	$12,911	$13,265,160
4.00%, 10/01/44	7,475	7,663,493
4.00%, 12/01/44	29,991	30,803,055
4.00%, 02/01/45	101,421	104,263,056
4.00%, 03/01/45	7,281	7,489,865
4.00%, 05/01/45	30,740	31,620,497
4.00%, 09/01/45	2,233	2,283,098
4.00%, 11/01/45	1,181	1,207,055
4.00%, 01/01/46	3,585	3,662,518
4.00%, 02/01/46	3,888	3,967,101
4.00%, 03/01/46	8,906	9,088,346
4.00%, 04/01/46	13,604	13,881,746
4.00%, 05/01/46	17,097	17,445,913
4.00%, 06/01/46	653	665,886
4.00%, 07/01/46	74,127	75,900,403
4.00%, 08/01/46	22,732	23,209,009
4.00%, 09/01/46	595	607,010
4.00%, 10/01/46	8,435	8,606,810
4.00%, 11/01/46	3,678	3,783,402
4.00%, 04/01/47	32,782	33,492,020
4.00%, 05/01/47	16,684	17,123,122
4.00%, 06/01/47	48,431	49,624,884
4.00%, 07/01/47	115,831	118,236,453
4.00%, 08/01/47	43,017	43,966,450
4.00%, 09/01/47	34,060	34,725,935
4.00%, 10/01/47	42,618	43,732,256
4.00%, 11/01/47	72,775	74,182,167
4.00%, 12/01/47	59,746	60,897,029
4.00%, 01/01/48	7,861	8,011,529
4.00%, 02/01/48	133,419	135,968,219
4.00%, 04/01/48	191,978	195,729,732
4.00%, 05/01/48	209	214,101
4.00%, 06/01/48	1,146	1,177,782
4.00%, 07/01/48	24,441	24,916,666
4.00%, 09/01/48(j)	133,361	135,794,298
4.37%, 08/01/41, (12 mo. LIBOR US + 1.759%)(a)	910	947,866
4.50%, 09/01/18	0	140
4.50%, 10/01/24	1,044	1,073,413
4.50%, 02/01/25	426	438,604
4.50%, 04/01/25	451	465,663
4.50%, 06/01/25	2,595	2,675,025
4.50%, 08/01/31	3,385	3,542,060
4.50%, 09/01/33(j)	3,600	3,635,156
4.50%, 09/01/40	9,222	9,665,800
4.50%, 12/01/40	4,511	4,728,242
4.50%, 01/01/41	10,970	11,497,875
4.50%, 05/01/41	6,371	6,678,047
4.50%, 06/01/41	35,324	37,049,161
4.50%, 08/01/41	12,172	12,751,725
4.50%, 09/01/41	4,492	4,706,056
4.50%, 01/01/42	4,797	5,025,836
4.50%, 09/01/42	4,204	4,398,286
4.50%, 08/01/43	6,280	6,559,131
4.50%, 03/01/44	41	43,069
4.50%, 04/01/44	13,485	14,064,333
4.50%, 06/01/44	2,186	2,289,883
4.50%, 02/01/45	5,168	5,423,758
4.50%, 08/01/45	6,430	6,747,629
4.50%, 11/01/45	523	544,429

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 12/01/45	$2,922	$3,058,177
4.50%, 01/01/46	474	493,783
4.50%, 02/01/46	27,674	29,004,465
4.50%, 03/01/46	530	551,283
4.50%, 04/01/46	798	837,009
4.50%, 05/01/46	289	300,971
4.50%, 07/01/46	378	393,243
4.50%, 08/01/46	10,027	10,447,603
4.50%, 09/01/46	405	420,732
4.50%, 10/01/46	3,423	3,558,956
4.50%, 01/01/47	3,174	3,301,682
4.50%, 02/01/47	986	1,026,141
4.50%, 03/01/47	737	767,019
4.50%, 06/01/47	13,766	14,366,519
4.50%, 12/01/47	5,414	5,635,892
4.50%, 01/01/48	77,539	80,722,321
4.50%, 02/01/48	2,320	2,424,434
4.50%, 03/01/48	28,678	29,837,883
4.50%, 04/01/48	12,611	13,179,056
4.50%, 05/01/48	37,535	38,999,271
4.50%, 06/01/48	12,934	13,580,743
4.50%, 07/01/48	98,270	102,176,758
4.50%, 09/01/48(j)	73,055	75,862,138
5.00%, 08/01/20	5	4,898
5.00%, 07/01/23	893	922,930
5.00%, 12/01/23	649	664,987
5.00%, 09/01/33(j)	975	998,689
5.00%, 11/01/33	7,317	7,821,631
5.00%, 06/01/39	1,533	1,638,364
5.00%, 12/01/39	277	295,882
5.00%, 01/01/40	7	7,494
5.00%, 03/01/40	4,755	5,083,305
5.00%, 04/01/40	679	725,517
5.00%, 05/01/40	50	53,923
5.00%, 06/01/40	64	68,070
5.00%, 07/01/40	4,140	4,425,856
5.00%, 08/01/40	3,011	3,233,246
5.00%, 09/01/40	19	20,545
5.00%, 10/01/40	59	63,542
5.00%, 04/01/41	1,596	1,708,399
5.00%, 05/01/41	7,544	8,065,073
5.00%, 06/01/41	1,850	1,978,775
5.00%, 08/01/41	3,302	3,539,376
5.00%, 10/01/41	9,002	9,630,281
5.00%, 01/01/42	39,533	42,265,814
5.00%, 05/01/42	18,920	20,228,270
5.00%, 09/01/47	2,604	2,754,613
5.00%, 02/01/48	20,656	21,949,436
5.00%, 03/01/48	11,729	12,444,599
5.00%, 04/01/48	16,276	17,227,479
5.00%, 05/01/48	16,453	17,445,795
5.00%, 09/01/48(j)	11,205	11,859,263
5.50%, 12/01/19	77	77,515
5.50%, 05/01/33	2,812	3,057,550
5.50%, 11/01/33	5,568	6,054,990
5.50%, 09/01/34	8,089	8,806,655
5.50%, 09/01/36	634	689,303
5.50%, 03/01/38	520	570,376
5.50%, 06/01/38	13,950	15,277,533
5.50%, 11/01/38	956	1,047,762

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 07/01/40	$3,097	$3,367,638
5.50%, 09/01/41	84,495	91,914,213
5.50%, 01/01/47	6,983	7,593,966
5.50%, 03/01/48	2,374	2,567,897
5.50%, 04/01/48	1,638	1,772,120
5.50%, 09/01/48(j)	85,205	91,435,616
6.00%, 03/01/34	4,374	4,789,527
6.00%, 05/01/34	427	469,081
6.00%, 08/01/34	721	790,632
6.00%, 11/01/34	232	254,547
6.00%, 09/01/36	1,457	1,599,607
6.00%, 08/01/37	2,853	3,133,717
6.00%, 03/01/38	736	809,117
6.00%, 05/01/38	401	440,876
6.00%, 09/01/38	328	360,820
6.00%, 06/01/39	6,403	7,043,602
6.00%, 10/01/39	423	465,305
6.00%, 09/01/48(j)	12,220	13,253,862
6.50%, 08/01/36	62	68,859
6.50%, 09/01/36	480	536,075
6.50%, 10/01/36	69	77,294
6.50%, 12/01/36	58	64,740
6.50%, 07/01/37	120	134,266
6.50%, 08/01/37	4,793	5,365,751
6.50%, 10/01/37	216	242,081
6.50%, 11/01/37	37	40,778
6.50%, 12/01/37	1,539	1,717,968
6.50%, 06/01/38	60	65,456
6.50%, 10/01/39	1,486	1,658,934
6.50%, 05/01/40	42	46,492
7.00%, 04/01/37	1,809	2,058,489
Class A1, 2.10%, 07/25/28	8,654	8,197,935
Series 2014-M06, Class A2, 2.68%, 05/25/21(a)	2,198	2,178,685
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	4,548	4,459,676
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,977	1,894,354
Series 2017-M4, Class A2, 2.68%, 12/25/26(a)	30,000	28,314,938
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	17,231	16,639,511
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,471	10,189,835
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5, 5.09%, 03/25/19	3,100	3,107,124
Series K006, Class A2, 4.25%, 01/25/20	2,425	2,453,358
Series K007, Class A2, 4.22%, 03/25/20	18,532	18,783,955
Series K010, Class A1, 3.32%, 07/25/20	25	25,076
Series K010, Class A2, 4.33%, 10/25/20(a)	6,375	6,515,816
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	4,000	4,084,017
Series K017, Class A2, 2.87%, 12/25/21	9,500	9,458,620
Series K020, Class A2, 2.37%, 05/25/22	12,400	12,136,692
Series K024, Class A2, 2.57%, 09/25/22	890	875,009
Series K026, Class A2, 2.51%, 11/25/22	11,900	11,658,283
Series K030, Class A2, 3.25%, 04/25/23(a)	6,500	6,550,396
Series K031, Class A2, 3.30%, 04/25/23(a)	5,100	5,148,278
Series K033, Class A2, 3.06%, 07/25/23(a)	2,900	2,897,519
Series K034, Class A2, 3.53%, 07/25/23(a)	33,500	34,155,667
Series K036, Class A2, 3.53%, 10/25/23(a)	8,685	8,855,433
Series K037, Class A2, 3.49%, 01/25/24	10,700	10,895,291
Series K038, Class A1, 2.60%, 10/25/23	2,157	2,132,190
Series K046, Class A2, 3.21%, 03/25/25	5,000	5,004,593

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/11/25)(a)	$15,000	$15,119,458
Series K048, Class A2, 3.28%, 06/25/25(a)	14,000	14,068,554
Series K052, Class A2, 3.15%, 11/25/25	19,250	19,133,736
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	20,131,704
Series K066, Class A2, 3.12%, 06/25/27	18,250	17,902,557
Series K069, Class A2, 3.19%, 09/25/27(a)	3,150	3,100,964
Series K072, Class A2, 3.44%, 12/25/27	10,000	10,019,169
Series K076, Class A2, 3.90%, 06/25/51	8,000	8,296,738
Series K716, Class A2, 3.13%, 06/25/21	17,000	17,059,836
Series K717, Class A2, 2.99%, 09/25/21	6,000	5,994,902
Series K718, Class A2, 2.79%, 01/25/22	3,500	3,473,767
Series K722, Class A2, 2.41%, 03/25/23	15,000	14,601,117
Series K725, Class A1, 2.67%, 05/25/23	10,370	10,249,072
Series K729, Class A1, 2.95%, 02/25/24	15,935	15,874,144
Government National Mortgage Association
2.50%, 05/20/45	10,624	10,102,223
2.50%, 09/01/48(j)	27,250	25,830,479
3.00%, 09/15/42	18	17,444
3.00%, 10/15/42	48	47,673
3.00%, 03/15/43	529	521,056
3.00%, 06/15/43	124	122,235
3.00%, 07/15/43	219	216,046
3.00%, 08/15/43	488	480,223
3.00%, 09/20/43	16,952	16,717,062
3.00%, 11/15/43	1,418	1,396,368
3.00%, 08/20/44	45,348	44,624,402
3.00%, 09/15/44	2,463	2,423,743
3.00%, 10/15/44	1,281	1,260,436
3.00%, 05/20/45	88,011	86,483,351
3.00%, 06/20/45	28,756	28,256,573
3.00%, 10/20/45	18,313	17,995,385
3.00%, 11/20/45	11,309	11,112,459
3.00%, 12/20/45	21,472	21,099,649
3.00%, 02/20/46	62,760	61,670,365
3.00%, 04/20/46	15,084	14,792,864
3.00%, 05/20/46	54,044	52,999,217
3.00%, 06/20/46	61,709	60,515,948
3.00%, 07/20/46	90,065	88,323,863
3.00%, 08/20/46	155,713	152,702,777
3.00%, 09/20/46	112,702	110,523,084
3.00%, 12/15/46	2,456	2,412,853
3.00%, 12/20/46	169,750	166,468,773
3.00%, 01/20/47	25,722	25,225,034
3.00%, 02/15/47	7,406	7,260,247
3.00%, 02/20/47	48,049	47,120,508
3.00%, 07/20/47	40,140	39,288,961
3.00%, 11/20/47	1,536	1,503,579
3.00%, 02/20/48	25,326	24,541,036
3.00%, 03/20/48	96	93,635
3.00%, 09/01/48(j)	80,066	78,320,809
3.50%, 09/15/41	514	520,961
3.50%, 12/15/41	5,171	5,228,462
3.50%, 08/20/42	28,280	28,592,373
3.50%, 09/15/42	1,752	1,770,132
3.50%, 10/15/42	993	1,002,923
3.50%, 11/15/42	1,010	1,021,362
3.50%, 02/15/43	397	401,238
3.50%, 03/15/43	679	683,873
3.50%, 04/15/43	102	102,674

72	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/15/43	$1,606	$1,616,841
3.50%, 06/15/43	15,966	16,134,023
3.50%, 01/20/44	17,466	17,659,262
3.50%, 06/20/44	24,044	24,249,717
3.50%, 08/15/44	101	101,612
3.50%, 08/20/44	22,803	22,998,426
3.50%, 09/15/44	303	304,680
3.50%, 09/20/44	18,124	18,279,716
3.50%, 10/15/44	500	502,792
3.50%, 10/20/44	4,955	4,996,975
3.50%, 04/20/45	21,480	21,632,789
3.50%, 05/20/45	11,616	11,699,004
3.50%, 09/20/45	42,579	42,882,493
3.50%, 10/20/45	6,482	6,527,695
3.50%, 11/20/45	45,789	46,115,251
3.50%, 12/20/45	11,352	11,432,769
3.50%, 03/20/46	100,332	100,925,742
3.50%, 04/20/46	44,210	44,472,163
3.50%, 06/20/46	182,793	183,875,199
3.50%, 10/20/46	57,058	57,395,751
3.50%, 12/20/46	39,194	39,426,457
3.50%, 01/20/47	11,623	11,691,888
3.50%, 02/20/47	245,382	246,834,725
3.50%, 03/20/47	95,495	95,894,644
3.50%, 04/20/47	75,151	75,465,702
3.50%, 08/20/47	37,315	37,471,805
3.50%, 10/20/47	10,553	10,627,158
3.50%, 11/20/47	69,196	69,485,132
3.50%, 12/15/47	52,206	52,487,299
3.50%, 12/20/47	14,791	14,878,139
3.50%, 01/20/48	121,705	122,213,447
3.50%, 02/20/48	295	296,402
3.50%, 04/20/48	86,017	86,408,244
3.50%, 09/01/48(j)	269,797	270,840,457
4.00%, 06/15/39	18	19,010
4.00%, 09/20/40	7,984	8,252,877
4.00%, 01/15/41	7	7,326
4.00%, 01/20/41	2,428	2,510,076
4.00%, 02/15/41	5,012	5,168,339
4.00%, 05/20/41	46	47,437
4.00%, 07/15/41	3,051	3,152,384
4.00%, 08/15/41	5	5,312
4.00%, 09/15/41	55	56,626
4.00%, 09/20/41	3,176	3,280,460
4.00%, 10/15/41	931	961,519
4.00%, 11/15/41	435	449,849
4.00%, 12/15/41	1,948	2,013,688
4.00%, 12/20/41	10,231	10,568,876
4.00%, 01/15/42	169	175,018
4.00%, 01/20/42	4,470	4,617,407
4.00%, 02/15/42	996	1,028,956
4.00%, 03/15/42	4,555	4,706,004
4.00%, 04/15/42	1,481	1,530,520
4.00%, 09/20/42	1,629	1,680,098
4.00%, 11/15/42	39	40,560
4.00%, 05/15/43	165	170,796
4.00%, 08/15/43	55	56,687
4.00%, 10/20/43	13,191	13,602,392

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/15/44	$782	$804,686
4.00%, 04/15/44	112	115,068
4.00%, 06/15/44	317	326,808
4.00%, 08/15/44	44	45,597
4.00%, 08/20/44	897	924,441
4.00%, 09/15/44	185	190,471
4.00%, 10/15/44	139	143,244
4.00%, 10/20/44	16,882	17,388,892
4.00%, 09/20/45	22,081	22,728,018
4.00%, 10/20/45	2,544	2,618,224
4.00%, 01/20/46	9,490	9,768,553
4.00%, 03/20/46	47,230	48,614,129
4.00%, 07/20/46	10,726	11,033,661
4.00%, 09/20/46	2,354	2,421,024
4.00%, 11/20/46	12,144	12,492,458
4.00%, 12/15/46	18,455	18,995,685
4.00%, 08/20/47	8,917	9,138,059
4.00%, 11/20/47	65,518	67,144,535
4.00%, 12/20/47	191	195,857
4.00%, 03/20/48	164,980	169,075,820
4.00%, 04/20/48	30,187	30,944,477
4.00%, 05/20/48	32,961	33,778,984
4.00%, 09/01/48(j)	416,397	426,465,355
4.50%, 04/15/39	1,077	1,128,543
4.50%, 08/15/39	5,604	5,872,373
4.50%, 11/20/39	2,575	2,704,129
4.50%, 01/20/40	705	740,572
4.50%, 06/15/40	4,075	4,268,510
4.50%, 07/15/40	2,818	2,951,712
4.50%, 08/15/40	3,518	3,684,584
4.50%, 08/20/40	4,562	4,790,568
4.50%, 09/15/40	5,627	5,894,395
4.50%, 10/20/40	9,780	10,270,677
4.50%, 06/20/41	8,856	9,319,877
4.50%, 09/20/41	5,548	5,838,730
4.50%, 12/20/41	1,110	1,168,596
4.50%, 11/20/45	12,315	12,880,342
4.50%, 02/15/46	24	25,207
4.50%, 08/20/46	15,782	16,505,673
4.50%, 09/20/46	2,487	2,612,774
4.50%, 10/20/46	11,679	12,222,148
4.50%, 11/20/46	4,883	5,110,269
4.50%, 12/20/46	1,751	1,832,281
4.50%, 10/20/47	6,265	6,523,176
4.50%, 04/20/48	20,433	21,275,960
4.50%, 05/20/48	43,514	45,256,274
4.50%, 07/20/48	78,528	81,672,530
4.50%, 08/20/48	10,592	11,016,140
4.50%, 09/01/48(j)	94,967	98,699,982
5.00%, 12/15/36	1,207	1,270,465
5.00%, 01/15/39	3,749	3,962,164
5.00%, 07/15/39	7,007	7,405,738
5.00%, 05/15/40	2,584	2,737,359
5.00%, 07/20/40	14,200	15,217,670
5.00%, 08/20/40	4,896	5,246,567
5.00%, 05/15/47	4,241	4,469,288
5.00%, 06/15/47	2,153	2,281,539
5.00%, 10/15/47	1,088	1,141,565
5.00%, 11/15/47	1,284	1,341,088
5.00%, 12/15/47	1,047	1,093,883

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 01/15/48	$5,064	$5,300,264
5.00%, 02/15/48	8,525	8,905,030
5.00%, 03/20/48	10,924	11,477,058
5.00%, 04/20/48	5,724	6,013,101
5.00%, 06/20/48	3,305	3,477,033
5.00%, 08/20/48	19,025	20,012,333
5.00%, 09/01/48(j)	24,202	25,418,068
5.50%, 03/15/36	1,730	1,887,538
5.50%, 06/20/38	1,969	2,128,455
5.50%, 03/20/39	2,751	2,974,390
5.50%, 12/15/39	712	771,512
5.50%, 01/15/40	6,095	6,621,011
5.50%, 04/20/48	1,676	1,768,050
6.00%, 03/15/37	5,156	5,696,146
6.00%, 09/20/38	2,224	2,447,862
6.00%, 11/15/39	944	1,039,733
6.50%, 10/20/38	3,048	3,406,672

		16,096,624,477

U.S. Government Agency Obligations — 1.5%
Federal Home Loan Banks
0.88%, 10/01/18	3,670	3,666,440
1.00%, 09/26/19	7,200	7,088,184
1.38%, 09/13/19	1,500	1,482,885
1.38%, 11/15/19	3,000	2,959,800
1.38%, 09/28/20	1,500	1,460,640
1.38%, 02/18/21	700	678,090
1.50%, 10/21/19	15,800	15,619,880
1.63%, 06/14/19	7,600	7,548,928
1.88%, 03/13/20	7,600	7,511,536
1.88%, 12/11/20	1,200	1,178,484
1.88%, 06/11/21	1,000	976,140
2.00%, 09/09/22	2,000	1,940,520
2.13%, 02/11/20	9,350	9,284,363
2.38%, 12/13/19	2,000	1,995,240
2.38%, 03/30/20	1,100	1,095,820
2.50%, 12/08/23	1,000	978,610
2.50%, 12/10/27	5,000	4,732,800
2.75%, 12/13/24	250	246,930
2.88%, 09/13/24	1,000	996,760
3.13%, 06/13/25	12,730	12,781,429
3.63%, 06/11/21	8,415	8,602,150
4.13%, 03/13/20	1,000	1,022,440
5.50%, 07/15/36	15,700	20,403,720
Federal Home Loan Mortgage Corp.
0.88%, 10/12/18	3,750	3,745,088
1.13%, 08/12/21	3,500	3,335,955
1.25%, 10/02/19	3,410	3,364,511
1.38%, 05/01/20	13,376	13,105,537
1.50%, 01/17/20	2,550	2,513,102
1.63%, 09/29/20	8,600	8,420,002
1.88%, 11/17/20	3,600	3,537,648
2.38%, 02/16/21	22,205	22,028,914
2.38%, 01/13/22	100,673	99,389,419
2.75%, 06/19/23	9,250	9,215,035
3.75%, 03/27/19	200	201,582
6.25%, 07/15/32	46,223	61,719,723
6.75%, 09/15/29	500	665,685
6.75%, 03/15/31	20,995	28,585,112

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Association
0.88%, 08/02/19	$3,620	$3,568,306
1.00%, 02/26/19	3,290	3,269,141
1.00%, 10/24/19	2,200	2,162,534
1.25%, 05/06/21	50	48,152
1.25%, 08/17/21	76,000	72,816,360
1.38%, 01/28/19	300	298,902
1.38%, 02/26/21	1,900	1,839,447
1.38%, 10/07/21	2,500	2,399,050
1.63%, 01/21/20	81,000	79,950,240
1.75%, 06/20/19	1,350	1,342,886
1.75%, 09/12/19	126,250	125,269,037
1.88%, 09/18/18	4,637	4,636,397
1.88%, 04/05/22	13,200	12,787,896
2.00%, 01/05/22	47,140	45,959,143
2.00%, 10/05/22	1,000	969,990
2.13%, 04/24/26	14,200	13,393,440
2.38%, 01/19/23	21,350	20,980,432
2.50%, 04/13/21	200	198,852
2.63%, 09/06/24	12,055	11,884,783
2.75%, 06/22/21	6,500	6,499,415
6.25%, 05/15/29	7,000	8,955,380
6.63%, 11/15/30	18,915	25,400,386
7.25%, 05/15/30	6,826	9,507,185
NCUA Guaranteed Notes, Series A4, 3.00%, 06/12/19	9,500	9,527,550
Tennessee Valley Authority
1.88%, 08/15/22	600	579,150
3.50%, 12/15/42	525	518,795
4.63%, 09/15/60	1,000	1,205,450
4.88%, 01/15/48	8,035	9,831,385
5.25%, 09/15/39	440	552,134
5.88%, 04/01/36	540	706,666
7.13%, 05/01/30	3,556	4,855,611

		855,993,197

U.S. Government Obligations — 38.3%
U.S. Treasury Note/Bond
0.88%, 04/15/19	32,300	32,021,160
0.88%, 09/15/19	91,200	89,711,369
1.00%, 09/30/19	41,500	40,846,330
1.00%, 10/15/19	47,500	46,718,593
1.00%, 11/15/19	81,500	80,042,135
1.00%, 11/30/19	242,500	237,999,278
1.13%, 01/15/19	11,500	11,456,177
1.13%, 12/31/19	100,000	98,168,723
1.13%, 03/31/20	38,000	37,149,172
1.13%, 04/30/20	113,504	110,811,504
1.13%, 06/30/21	60,000	57,468,319
1.13%, 07/31/21	100,000	95,641,495
1.13%, 08/31/21	12,800	12,225,565
1.13%, 09/30/21	19,000	18,123,338
1.25%, 01/31/19	52,000	51,788,712
1.25%, 03/31/19	64,950	64,564,485
1.25%, 04/30/19	41,400	41,105,255
1.25%, 10/31/19	108,000	106,453,968
1.25%, 01/31/20	61,000	59,905,945
1.25%, 02/29/20	35,000	34,329,819
1.25%, 03/31/21	70,000	67,543,963
1.25%, 10/31/21	97,500	93,234,298
1.25%, 07/31/23	4,200	3,914,048
1.38%, 02/28/19	62,200	61,929,891

74	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.38%, 09/30/19	$3,000	$2,964,592
1.38%, 12/15/19	45,000	44,342,792
1.38%, 01/15/20	120,000	118,116,157
1.38%, 01/31/20	50,400	49,586,236
1.38%, 02/15/20	37,000	36,375,471
1.38%, 02/29/20	63,209	62,110,416
1.38%, 03/31/20	68,750	67,468,685
1.38%, 04/30/20	100,000	98,022,980
1.38%, 05/31/20	202,797	198,551,601
1.38%, 08/31/20	29,680	28,961,060
1.38%, 09/30/20	106,600	103,900,691
1.38%, 10/31/20	57,200	55,682,519
1.38%, 01/31/21	30,000	29,102,411
1.38%, 04/30/21	33,000	31,904,421
1.38%, 05/31/21	32,000	30,898,693
1.38%, 06/30/23	284,100	266,713,424
1.38%, 08/31/23	15,000	14,047,889
1.38%, 09/30/23	65,000	60,796,417
1.50%, 01/31/19	57,500	57,324,441
1.50%, 02/28/19	62,500	62,267,587
1.50%, 03/31/19	20,000	19,910,938
1.50%, 10/31/19	64,720	63,966,778
1.50%, 11/30/19	197,685	195,205,597
1.50%, 04/15/20	4,000	3,931,235
1.50%, 05/15/20	107,500	105,528,184
1.50%, 05/31/20	170,704	167,484,227
1.50%, 06/15/20	80,000	78,461,470
1.50%, 07/15/20	70,000	68,578,320
1.50%, 01/31/22	81,250	78,061,759
1.50%, 02/28/23	136,653	129,564,482
1.50%, 03/31/23	103,500	98,039,238
1.50%, 08/15/26	271,000	245,541,433
1.63%, 03/31/19	25,000	24,905,132
1.63%, 04/30/19	35,400	35,235,800
1.63%, 12/31/19	47,010	46,444,637
1.63%, 03/15/20	67,500	66,531,931
1.63%, 06/30/20	94,500	92,831,962
1.63%, 10/15/20	19,000	18,602,894
1.63%, 11/30/20	138,700	135,621,139
1.63%, 08/15/22	23,591	22,623,641
1.63%, 08/31/22	56,000	53,676,731
1.63%, 11/15/22	1,181	1,129,350
1.63%, 04/30/23	105,000	99,925,873
1.63%, 05/31/23	46,000	43,741,605
1.63%, 10/31/23	11,600	10,976,459
1.63%, 02/15/26	235,890	217,064,829
1.63%, 05/15/26	171,500	157,384,298
1.75%, 09/30/19	65,300	64,789,991
1.75%, 10/31/20	57,900	56,816,832
1.75%, 11/15/20	7,000	6,865,718
1.75%, 12/31/20	100,000	97,968,602
1.75%, 11/30/21	117,800	114,314,999
1.75%, 02/28/22	131,000	126,826,526
1.75%, 03/31/22	104,000	100,588,131
1.75%, 04/30/22	249,000	240,638,127
1.75%, 05/15/22	50,135	48,427,949
1.75%, 05/31/22	25,500	24,620,586
1.75%, 06/30/22	131,200	126,570,782
1.75%, 09/30/22	176,700	170,066,088
1.75%, 01/31/23	98,040	94,066,272

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 05/15/23	$145,504	$139,217,516
1.88%, 12/31/19	90,000	89,209,548
1.88%, 06/30/20	163,119	161,003,550
1.88%, 11/30/21	75,500	73,558,978
1.88%, 01/31/22	20,000	19,456,451
1.88%, 03/31/22	157,000	152,500,339
1.88%, 04/30/22	160,000	155,305,763
1.88%, 05/31/22	151,000	146,481,089
1.88%, 07/31/22	155,000	150,120,352
1.88%, 08/31/22	161,000	155,830,391
1.88%, 09/30/22	162,500	157,157,757
1.88%, 10/31/22	157,500	152,228,428
2.00%, 01/31/20	70,000	69,466,621
2.00%, 07/31/20	89,850	88,823,583
2.00%, 09/30/20	135,800	134,071,269
2.00%, 11/30/20	224,500	221,313,602
2.00%, 02/28/21	82,000	80,679,720
2.00%, 05/31/21	85,000	83,475,752
2.00%, 08/31/21	74,750	73,261,241
2.00%, 10/31/21	74,000	72,432,994
2.00%, 11/15/21	91,306	89,343,601
2.00%, 12/31/21	19,500	19,060,907
2.00%, 07/31/22	137,000	133,328,910
2.00%, 10/31/22	92,000	89,362,481
2.00%, 11/30/22	166,400	161,549,568
2.00%, 02/15/23	119,920	116,257,836
2.00%, 04/30/24	102,000	97,910,702
2.00%, 05/31/24	103,000	98,796,580
2.00%, 06/30/24	65,200	62,497,641
2.00%, 02/15/25	163,393	155,710,124
2.00%, 08/15/25	205,715	195,220,418
2.00%, 11/15/26	176,000	165,315,080
2.13%, 08/31/20	352,020	348,623,669
2.13%, 01/31/21	109,400	108,027,410
2.13%, 06/30/21	235,250	231,683,890
2.13%, 08/15/21	99,088	97,496,043
2.13%, 09/30/21	89,000	87,497,445
2.13%, 12/31/21	135,000	132,500,715
2.13%, 06/30/22	132,500	129,639,129
2.13%, 12/31/22	184,900	180,305,318
2.13%, 11/30/23	94,000	91,139,510
2.13%, 02/29/24	108,950	105,436,150
2.13%, 03/31/24	81,000	78,327,595
2.13%, 07/31/24	104,000	100,310,028
2.13%, 11/30/24	88,000	84,676,338
2.13%, 05/15/25	169,800	162,781,736
2.25%, 03/31/21	167,100	165,352,560
2.25%, 04/30/21	110,750	109,537,701
2.25%, 07/31/21	153,600	151,716,801
2.25%, 12/31/23	207,400	202,223,425
2.25%, 01/31/24	108,700	105,928,239
2.25%, 11/15/24	135,516	131,361,363
2.25%, 12/31/24	38,200	37,008,998
2.25%, 11/15/25	129,079	124,360,870
2.25%, 02/15/27	316,700	302,786,568
2.25%, 08/15/27	216,750	206,514,404
2.25%, 11/15/27	192,500	183,168,364
2.25%, 08/15/46	3,560	3,050,359
2.38%, 12/31/20	50,000	49,689,757
2.38%, 03/15/21	4,000	3,971,070

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.38%, 01/31/23	$162,000	$159,596,272
2.38%, 08/15/24	120,967	118,264,468
2.38%, 05/15/27	141,600	136,579,283
2.50%, 05/31/20	35,000	34,930,368
2.50%, 03/31/23	39,000	38,607,230
2.50%, 08/15/23	173,311	171,390,314
2.50%, 05/15/24	157,450	155,205,980
2.50%, 02/15/45	176,824	160,407,177
2.50%, 02/15/46	68,600	62,066,054
2.50%, 05/15/46	67,717	61,233,671
2.63%, 08/15/20	37,735	37,733,322
2.63%, 11/15/20	118,106	118,021,363
2.63%, 05/15/21	11,800	11,781,676
2.63%, 02/28/23	29,500	29,370,957
2.75%, 04/30/23	354,793	354,974,299
2.75%, 05/31/23	15,662	15,674,125
2.75%, 11/15/23	40,760	40,767,404
2.75%, 02/15/24	108,090	108,036,417
2.75%, 02/28/25	188,000	187,575,079
2.75%, 02/15/28	276,000	273,539,137
2.75%, 08/15/42	51,423	49,223,361
2.75%, 11/15/42	149,580	143,084,029
2.75%, 08/15/47	166,000	157,668,928
2.75%, 11/15/47	117,000	111,109,800
2.88%, 05/31/25	20,000	20,086,897
2.88%, 05/15/28	6,994	7,002,864
2.88%, 05/15/43	27,684	27,051,897
2.88%, 08/15/45	205,250	200,169,553
2.88%, 11/15/46	78,350	76,381,735
3.00%, 05/15/42	46,050	46,088,296
3.00%, 11/15/44	146,477	146,297,711
3.00%, 05/15/45	113,200	113,076,466
3.00%, 11/15/45	188,200	187,992,391
3.00%, 02/15/47	106,000	105,888,994
3.00%, 05/15/47	331,000	330,475,838
3.00%, 02/15/48	55,050	54,960,157
3.13%, 05/15/21	24,616	24,895,222
3.13%, 11/15/41	41,900	42,841,588
3.13%, 02/15/42	40,800	41,715,168
3.13%, 02/15/43	52,600	53,687,990
3.13%, 08/15/44	146,019	149,113,576
3.13%, 05/15/48	23,750	24,306,836
3.38%, 11/15/19	10,000	10,098,513
3.38%, 05/15/44	140,000	149,219,585
3.50%, 05/15/20	146,154	148,263,784
3.50%, 02/15/39	4,000	4,342,607
3.63%, 02/15/20	287,155	291,352,526
3.63%, 02/15/21	323,771	330,990,307
3.63%, 08/15/43	34,600	38,339,691
3.63%, 02/15/44	44,450	49,327,603
3.75%, 08/15/41	36,000	40,542,334
3.75%, 11/15/43	32,350	36,581,572
3.88%, 08/15/40	51,316	58,749,048
4.25%, 05/15/39	18,040	21,669,055
4.25%, 11/15/40	148,689	179,345,448
4.38%, 11/15/39	48,933	59,832,812
4.38%, 05/15/40	40,403	49,451,890
4.38%, 05/15/41	33,949	41,711,599
4.50%, 02/15/36	85,160	103,828,329
4.50%, 08/15/39	50,207	62,293,619

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.63%, 02/15/40	$93,600	$118,235,632
4.75%, 02/15/37	77	97,247
4.75%, 02/15/41	99,158	127,822,598
5.00%, 05/15/37	6,108	7,944,162
5.25%, 11/15/28	6,377	7,718,179
5.25%, 02/15/29	6,440	7,823,525
5.38%, 02/15/31	27,040	34,063,346
5.50%, 08/15/28	70,000	85,926,187
6.00%, 02/15/26	63,968	77,701,452
6.13%, 11/15/27	70,000	88,474,193
6.13%, 08/15/29	31,600	41,226,651
6.25%, 05/15/30	13,853	18,476,113
6.38%, 08/15/27	63,580	81,269,146
6.50%, 11/15/26	53,450	67,822,319
6.63%, 02/15/27	31,800	40,873,263
6.75%, 08/15/26	38,500	49,266,071
6.88%, 08/15/25	49,065	61,653,167
7.13%, 02/15/23	16,900	19,991,704
7.25%, 08/15/22	121,500	141,950,302
7.50%, 11/15/24	40,000	50,706,703
7.63%, 11/15/22	12,000	14,318,656
7.63%, 02/15/25	13,817	17,739,265
7.88%, 02/15/21	36,500	40,974,748
8.00%, 11/15/21	30,500	35,419,173
8.13%, 05/15/21	7,000	7,983,034
8.75%, 05/15/20	1,000	1,102,423
8.75%, 08/15/20	186,606	208,085,812

		21,520,366,103

Total U.S. Government & Agency Obligations — 68.4% (Cost: $39,080,320,068)		38,472,983,777

Short-Term Investments

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.15%(g)(k)(l)	3,044,929	3,045,842,163
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(g)(k)(m)	217,316	217,315,938

		3,263,158,101

Total Short-Term Investments — 5.8% (Cost: $3,262,275,286)		3,263,158,101

Total Investments in Securities — 104.8% (Cost: $59,884,644,503)		58,983,037,360
Other Assets, Less Liabilities — (4.8)%		(2,681,747,062)

Net Assets — 100.0%		$56,301,290,298

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.

76	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF

(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Investments are denominated in U.S. dollars.
(j)	TBA transaction.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security represents an investment of TBA cash collateral.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 08/31/18 (000)	Value at 08/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,151,645	—	(4,106,717	)(b)	3,044,929	$3,045,842,163	$42,362,709		$32,947	$644,581
BlackRock Cash Funds: Treasury, SL Agency Shares	360,169	—	(142,853	)(b)	217,316	217,315,938	744,976	(c)	—	—
PNC Bank N.A.
2.15%, 04/29/21	3,190	150	—		3,340	3,255,865	36,147		—	3,815
2.25%, 07/02/19	3,900	—	(3,900)		—	—	27,406		(34,478)	55,579
2.30%, 06/01/20	2,500	600	—		3,100	3,058,863	30,305		—	(487)
2.40%, 10/18/19	1,250	250	—		1,500	1,494,300	17,187		—	2,938
2.45%, 11/05/20	2,800	—	—		2,800	2,760,380	34,594		—	(4,354)
2.45%, 07/28/22	350	—	—		350	339,115	4,417		—	98
2.50%, 01/22/21	250	100	—		350	344,558	4,522		—	(753)
2.55%, 12/09/21	250	250	—		500	488,395	6,916		—	(2,542)
2.60%, 07/21/20	350	—	—		350	346,983	3,883		—	318
2.63%, 02/17/22	—	150	—		150	146,745	2,143		—	(58)
2.70%, 11/01/22	5,360	400	—		5,760	5,575,910	87,046		—	(29,144)
2.95%, 01/30/23	1,500	—	—		1,500	1,462,035	23,283		—	(8,313)
2.95%, 02/23/25	250	460	—		710	683,780	9,034		—	1,972
3.10%, 10/25/27	700	850	—		1,550	1,478,638	16,573		—	8,062
3.25%, 06/01/25	750	55	—		805	788,377	11,387		—	(1,736)
3.25%, 01/22/28	795	—	—		795	764,854	13,608		—	(4,282)
3.30%, 10/30/24	1,500	—	—		1,500	1,476,990	19,029		—	(6,744)
3.80%, 07/25/23	7,100	188	—		7,288	7,342,952	134,698		—	(64,121)
4.20%, 11/01/25	6,000	—	—		6,000	6,181,200	113,387		—	(12,767)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	706	110	—		816	782,756	12,047		—	(1,970)
3.90%, 04/29/24	2,835	350	—		3,185	3,195,829	56,410		—	(46,162)
4.38%, 08/11/20	2,762	—	—		2,762	2,824,394	39,038		—	(9,194)
6.70%, 06/10/19	1,163	—	(1,163)		—	—	22,606		30,351	(43,415)
6.88%, 05/15/19	225	—	(225)		—	—	1,271		(1,450)	2,049

						$3,307,951,020	$43,834,622		$27,370	$483,370

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2018	iShares® Core U.S. Aggregate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$686,176,670	$—	$686,176,670
Corporate Bonds & Notes	—	14,503,934,013	—	14,503,934,013
Foreign Government Obligations	—	1,707,923,120	—	1,707,923,120
Municipal Debt Obligations	—	348,861,679	—	348,861,679
U.S. Government & Agency Obligations	—	38,472,983,777	—	38,472,983,777
Money Market Funds	3,263,158,101	—	—	3,263,158,101

	$3,263,158,101	$55,719,879,259	$—	$58,983,037,360

See notes to financial statements.

78	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2018

iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$55,675,086,340
Affiliated(c)	3,307,951,020
Cash	168,284
Receivables:
Investments sold	873,441,275
Securities lending income — Affiliated	116,776
Capital shares sold	9,355,870
Securities related to in-kind transactions	1,244,163
Dividends	5,650,437
Interest	310,683,581

Total assets	60,183,697,746

LIABILITIES
Cash received:
Collateral — TBA commitments	6,673,000
Collateral on securities loaned, at value	217,215,938
Payables:
Investments purchased	3,656,368,004
Investment advisory fees	2,150,506

Total liabilities	3,882,407,448

NET ASSETS	$56,301,290,298

NET ASSETS CONSIST OF:
Paid-in capital	$57,474,363,427
Undistributed net investment income	94,783,417
Accumulated net realized loss	(366,249,403)
Net unrealized depreciation	(901,607,143)

NET ASSETS	$56,301,290,298

Shares outstanding	528,800,000

Net asset value	$106.47

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$211,040,362
(b) Investments, at cost — Unaffiliated	$56,576,995,249
(c) Investments, at cost — Affiliated	$3,307,649,254

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	79

Statements of Operations (unaudited)

Six Months Ended August 31, 2018

iShares Core U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$42,363,578
Interest — Unaffiliated	716,132,929
Interest — Affiliated	726,937
Securities lending income — Affiliated — net	744,107
Other income — Unaffiliated	5,001

Total investment income	759,972,552

EXPENSES
Investment advisory fees	13,931,192

Total expenses	13,931,192

Less:
Investment advisory fees waived	(1,942,305)

Total expenses after fees waived	11,988,887

Net investment income	747,983,665

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)from:
Investments — Unaffiliated	(100,629,955)
Investments — Affiliated	27,370
In-kind redemptions — Unaffiliated	(17,493,505)

Net realized loss	(118,096,090)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(5,816,407)
Investments — Affiliated	483,370

Net change in unrealized appreciation (depreciation)	(5,333,037)

Net realized and unrealized loss	(123,429,127)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$624,554,538

See notes to financial statements.

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Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF
	Six Months Ended 08/31/18 (unaudited)	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$747,983,665	$1,156,394,289
Net realized loss	(118,096,090)	(115,120,280)
Net change in unrealized appreciation (depreciation)	(5,333,037)	(973,880,901)

Net increase in net assets resulting from operations	624,554,538	67,393,108

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(752,670,311)	(1,131,264,792)

Decrease in net assets resulting from distributions to shareholders	(752,670,311)	(1,131,264,792)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,715,458,405	13,367,231,908

NET ASSETS
Total increase in net assets	1,587,342,632	12,303,360,224
Beginning of period	54,713,947,666	42,410,587,442

End of period	$56,301,290,298	$54,713,947,666

Undistributed net investment income included in net assets at end of period	$94,783,417	$99,470,063

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	81

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Six Months Ended 08/31/18 (unaudited)		Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15	Year Ended 02/28/14

Net asset value, beginning of period	$106.72		$108.75	$109.85	$111.02	$108.19	$110.68

Net investment income(a)	1.44		2.58	2.38	2.36	2.35	2.49
Net realized and unrealized gain (loss)(b)	(0.24)		(2.05)	(0.90)	(0.83)	3.09	(2.51)

Net increase (decrease) from investment operations	1.20		0.53	1.48	1.53	5.44	(0.02)

Distributions
From net investment income	(1.45)		(2.56)	(2.35)	(2.37)	(2.06)	(2.46)
From net realized gain	—		—	(0.23)	(0.33)	(0.55)	(0.01)

Total distributions	(1.45)		(2.56)	(2.58)	(2.70)	(2.61)	(2.47)

Net asset value, end of period	$106.47		$106.72	$108.75	$109.85	$111.02	$108.19

Total Return
Based on net asset value	1.14	%(c)	0.47%	1.34%	1.44%	5.07%	0.01%

Ratios to Average Net Assets
Total expenses	0.05	%(d)	0.05%	0.07%	0.08%	0.08%	0.08%

Total expenses after fees waived	0.04	%(d)	0.04%	0.06%	0.07%	0.07%	0.08%

Net investment income	2.68	%(d)	2.37%	2.16%	2.16%	2.14%	2.31%

Supplemental Data
Net assets, end of period (000)	$56,301,290		$54,713,948	$42,410,587	$32,911,954	$24,157,832	$15,979,998

Portfolio turnover rate(e)(f)	94	%(c)	252%	242%	278%	318%	180%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

82	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	. Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investment.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities

84	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2018 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core U.S.Aggregate Bond
Barclays Bank PLC	$19,275,999	$19,275,999		$—	$—
Barclays Capital Inc.	23,865,243	23,865,243		—	—
BMO Capital Markets	13,184,298	13,184,298		—	—
BNP Paribas New York Branch	1,163,219	1,163,219		—	—
Citigroup Global Markets Inc.	60,512,922	60,512,922		—	—
Credit Suisse Securities (USA) LLC	4,662,755	4,662,755		—	—
Goldman Sachs &Co.	4,341,547	4,341,547		—	—
HSBC Securities (USA) Inc.	3,685,544	3,685,544		—	—
Jefferies LLC	2,601,631	2,601,631		—	—
JPMorgan Securities LLC	13,833,964	13,833,964		—	—
Morgan Stanley & Co. LLC	4,331,249	4,331,249		—	—
MUFG Securities Americas Inc.	251,714	251,714		—	—
Nomura Securities International Inc.	6,216,490	6,216,490		—	—
RBC Capital Markets LLC	5,613,290	5,613,290		—	—
Scotia Capital (USA) Inc.	5,013,719	5,013,719		—	—
State Street Bank & Trust Company	237,105	237,105		—	—
Wells Fargo Securities LLC	42,249,673	42,249,673		—	—

	$211,040,362	$211,040,362		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended ended August 31, 2018, the Fund paid BTC $234,688 for securities lending agent services and collateral investment fees.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2018, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core U.S. Aggregate Bond	$3,483,925	$768,650,553

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2018, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$50,503,995,907	$49,533,128,772	$1,013,532,044	$1,864,559,745

For the six months ended August 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$3,155,830,835	$1,937,649,889

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

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Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 28, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $241,191,401 available to offset future realized capital gains.

As of August 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$59,891,606,415	$180,461,616	$(1,089,030,671)	$(908,569,055)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (unaudited) (continued)

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/18		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount
Core U.S. Aggregate Bond
Shares sold	42,700,000	$4,538,265,362	131,800,000	$14,343,298,192
Shares redeemed	(26,600,000)	(2,822,806,957)	(9,100,000)	(976,066,284)

Net increase	16,100,000	$1,715,458,405	122,700,000	$13,367,231,908

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

I. iShares Core U.S.Aggregate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	89

Board Review and Approval of Investment Advisory Contract (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon a fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. Aggregate Bond	$1.412310	$—	$0.035891	$1.448201	98%	—%	2%	100%

S U P P L E M E N T A L I N F O R M A T I O N	91

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

House holding

House holding is an option available to certain fund investors. House holding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in house holding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in house holding and wish to change your house holding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds ‘Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	93

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: October 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: October 30, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: October 30, 2018